[Insert Franklin Templeton Ben Head]



                 FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND

                       IMPORTANT SHAREHOLDER INFORMATION

These materials are for a special shareholders' meeting scheduled for February 21, 2001 at 2:00 p.m. Pacific time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page 3 of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                         TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

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Dear Shareholders:

      Enclosed is a Notice for a Special Shareholders' Meeting of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund"). The Meeting is scheduled for February 21, 2001 at 2:00 p.m. Pacific time at the offices of Insured Fund at 777 Mariners Island Boulevard, San Mateo, California 94404. The accompanying materials describe an important proposal that may affect the future of your Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                        RETURN THE ENCLOSED PROXY CARD.

      This meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve a Plan of Reorganization that would result in your shares of Insured Fund being exchanged for those of a fund called Franklin Arizona Tax-Free Income Fund ("Income Fund"), another series of the Franklin Tax-Free Trust. If the shareholders of Insured Fund approve the proposal, you will receive shares of Income Fund equal in value to your investment in Insured Fund. You will no longer be a shareholder of Insured Fund, and you will instead be a shareholder of Income Fund. Insured Fund will no longer exist after the reorganization is completed.

      The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

      The Trustees recommend this transaction because the projected growth in assets of Insured Fund is not sufficient to provide competitive performance and high quality service to shareholders over the long term. Both Insured Fund and Income Fund are managed by Franklin Advisers, Inc. ("Advisers"). Income Fund has investment goals and investment policies that are similar to those of Insured Fund, and is a larger fund that may be better able to obtain cost savings for shareholders.

      Please take the time to review this document and vote now. THE TRUSTEES OF THE FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

   [ ] To ensure that your vote is counted, indicate your position on the enclosed proxy card.

   [ ]  Sign and return your card promptly.

   [ ]  You may also vote by telephone or over the Internet.

   [ ] If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                              Sincerely,

                              /s/Rupert H. Johnson, Jr.
                              President




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                 FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND
                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777

                    NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                        TO BE HELD ON FEBRUARY 21, 2001

To the Shareholders of Franklin Arizona Insured Tax-Free Income Fund:

NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund") will be held at the offices of Insured Fund, 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on February 21, 2001 at 2:00 p.m. Pacific time. The Meeting is being called for the following purpose:

To approve or disapprove a Plan of Reorganization of Franklin Tax-Free Trust ("Trust") on behalf of two of its series, Insured Fund and Franklin Arizona Tax-Free Income Fund ("Income Fund") that provides for the acquisition of substantially all of the assets of Insured Fund by Income Fund in exchange for Class A shares of Income Fund and the distribution of such shares to the shareholders of Insured Fund in complete liquidation of Insured Fund and dissolution of Insured Fund.

In addition, shareholders will be asked to grant the proxyholders the authority to vote upon any other business which may legally come before the Meeting or any adjournment thereof.

The Plan of Reorganization in the attached Prospectus/Proxy Statement describes this transaction more completely. A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on December 27, 2000, are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                             By Order of the Board of Trustees,

                             Murray L. Simpson
                             Secretary

San Mateo, California
January 22, 2001

----------------------------------------------------------------------------
THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED.
----------------------------------------------------------------------------


                        PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                               TABLE OF CONTENTS

                                                                      PAGE

COVER PAGE                                                           Cover

SUMMARY                                                                  2

      What proposal am I voting on?                                      2

      How will the shareholder voting be handled?                        3

COMPARISONS OF SOME IMPORTANT FEATURES                                   3

      How do the investment goals and policies of the Funds
      compare?                                                           3

      What are the risks of an investment in the Funds?                  4

      Who manages the Funds?                                             4

      What are the fees and expenses of each Fund and what
      might they be after the Transaction?                               5

      Where can I find more financial information
      about the Funds?                                                   6

      What are other key features of the Funds?                          8

REASONS FOR THE TRANSACTION                                              9

INFORMATION ABOUT THE TRANSACTION                                       10

      How will the Transaction be carried out?                          10

      Who will pay the expenses of the Transaction?                     10

      What are the tax consequences of the
      Transaction?                                                      10

      What should I know about the shares of
      Income Fund?                                                      11

      What are the capitalizations of the Funds
      and what might the capitalization be after
      the Transaction?                                                  11

COMPARISON OF INVESTMENT GOALS AND POLICIES                             11

      Are there any significant differences between
      the investment goals and strategies of
      the Funds?                                                        11

      How do the fundamental investment restrictions
      of the Funds differ?                                              13

      What are the risk factors associated with
      investments in the Funds?                                         14

                         TABLE OF CONTENTS (CONTINUED)

                                                                      PAGE

VOTING INFORMATION                                                      15

      How many votes are necessary to approve the Plan?                 15

      How do I ensure my vote is accurately recorded?                   16

      Can I revoke my proxy?                                            16

      What other matters will be voted upon at the
      Meeting?                                                          16

      Who is entitled to vote?                                          16

      What other solicitations will be made?                            16

      Are there dissenters' rights?                                     17

INFORMATION ABOUT INCOME FUND                                           17

INFORMATION ABOUT INSURED FUND                                          17

PRINCIPAL HOLDERS OF SHARES                                             17

GLOSSARY - USEFUL TERMS AND DEFINITIONS                                 18

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT                              20

      EXHIBIT A - PLAN OF REORGANIZATION                               A-1

      EXHIBIT B - PROSPECTUS OF FRANKLIN ARIZONA
      TAX-FREE INCOME FUND - CLASS A, B & C
      DATED JULY 1, 2000, AS SUPPLEMENTED JANUARY 2, 2001 (ENCLOSED)

      EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN ARIZONA TAX-FREE INCOME FUND DATED FEBRUARY 29, 2000 (ENCLOSED)




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                        PROSPECTUS AND PROXY STATEMENT

                            DATED JANUARY 17, 2001
                         ACQUISITION OF THE ASSETS OF
                 FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND

                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777
                                (650) 312-2000

                   BY AND IN EXCHANGE FOR CLASS A SHARES OF
                     FRANKLIN ARIZONA TAX-FREE INCOME FUND

                         777 MARINERS ISLAND BOULEVARD
                       SAN MATEO, CALIFORNIA 94404-7777
                                (650) 312-2000

      This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund"), a series of the Franklin Tax-Free Trust ("Trust"), to approve or disapprove a Plan of Reorganization (the "Plan"). If shareholders of Insured Fund vote to approve the Plan, substantially all of the assets of Insured Fund will be acquired by, and in exchange for, shares of Franklin Arizona Tax-Free Income Fund ("Income Fund"), also a series of the Trust.

      The Meeting will be held at the principal offices of Insured Fund, which are located at 777 Mariners Island Boulevard, San Mateo, California
94404-7777 on February 21, 2001 at 2:00 p.m. Pacific time. The Board of Trustees of the Trust on behalf of Insured Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about January 22, 2001.

      If Insured Fund shareholders vote to approve the Plan, you will receive Class A shares of Income Fund ("Income Fund Class A shares") equal in value to your investment in Insured Fund ("Insured Fund shares"). Insured Fund will then be liquidated and dissolved.

      The investment goal of Income Fund and Insured Fund (individually, a "Fund" and collectively, the "Funds") is identical. Each Fund seeks to provide investors with as high a level of income exempt from federal income taxes and Arizona state personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

      The principal differences between the Funds are that: (i) Insured Fund invests at least 65% of its assets in insured municipal securities, while Income Fund does not have a stated percentage requirement, but generally invests a portion of its assets in insured municipal securities; and (ii) Income Fund is a diversified fund while Insured Fund is a non-diversified fund. As a non-diversified fund, Insured Fund may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund, which in turn could result in Insured Fund being more sensitive to economic, business, political, or other changes affecting similar issuers or securities.

      This Prospectus/Proxy Statement gives the information about the proposed reorganization, and Class A shares of Income Fund, that you should know before investing. You should retain it for future reference. Additional information about Income Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

[ ] The Prospectus of Income Fund - Class A, B & C dated July 1, 2000, as supplemented January 2, 2001 (the "Income Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

[ ] The Annual Report to Shareholders of Income Fund dated February 29, 2000, which contains financial and performance information for Income Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

[ ] A Statement of Additional Information dated January 17, 2001 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

      You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to either Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                    SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A), the Income Fund Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of Income Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held on November 14, 2000, the Board of Trustees of the Trust on behalf of Insured Fund approved the Plan and determined to recommend that shareholders of Insured Fund vote to approve the Plan. If shareholders of Insured Fund vote to approve the Plan, it will result in the transfer of the net assets of Insured Fund to Income Fund, in exchange for an equal value of shares of Income Fund. The shares of Income Fund will then be distributed to Insured Fund shareholders and Insured Fund will be liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/
Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Insured Fund and will become a shareholder of Income Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

      This means that your shares of Insured Fund will be exchanged for an equal value of shares of Income Fund. You will receive Class A shares of Income Fund equal in value to your investment in shares of Insured Fund.

      Income Fund is managed by Advisers. It has an investment goal that is identical to Insured Fund. But Income Fund has certain policies that are similar, but not identical, to those of Insured Fund. For the reasons set forth in the "Reasons for the Transaction" section, the Board of Trustees of the Trust on behalf of Insured Fund has determined that the Transaction is in the best interests of the shareholders of Insured Fund. The Board of Trustees of the Trust also concluded that no dilution in value would result to the shareholders of Insured Fund or Income Fund, as a result of the Transaction.

                   THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                           VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

      Shareholders who own shares of Insured Fund at the close of business on December 27, 2000 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the shares of Insured Fund outstanding and entitled to vote must be voted in favor of the Plan.

      Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

      You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

      The principal differences in investment strategies and the policies of the Funds are the extent to which their investments focus on insured municipal securities and the extent to which their investments are focused on particular issuers.

      Insured Fund and Income Fund have the same investment goal. Each Fund seeks to provide investors with as high a level of income exempt from federal income taxes and Arizona state personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

      Both Funds seek to achieve this investment goal by investing, under normal market conditions, predominantly in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and Arizona personal income taxes. The primary difference between the investment policies of the Funds is that at least 65% of the municipal securities in which Insured Fund invests are covered by insurance guaranteeing the timely payment of principal and interest. Income Fund invests in investment grade municipal securities or unrated securities that Advisers believes are comparable. In addition, unlike Insured Fund, which is a non-diversified fund, Income Fund is a diversified fund. As a diversified fund, Income Fund is required to spread its investments among more issuers.

      For more information about the investment goals and policies of the Funds, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Income Fund and Insured Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, nor that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in municipal securities.

      The risks associated with an investment in each Fund are substantially similar and include interest rate, income, credit, market, events in the state of Arizona and call risks. As a general principle, an investment in Insured Fund may involve relatively less risk than a similar investment in Income Fund. This is because Insured Fund invests at least 65% of its assets in insured municipal securities, which increases the credit safety of its insured investments. However, Insured Fund is a non-diversified fund which may increase certain other relative risks associated with investments in the Funds because Insured Fund's investments may be more focused than those of Income Fund on single issuers.

      For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of each Fund is the responsibility of the Board of Trustees of the Trust, as Income Fund and Insured Fund are both series of the Trust. Both Funds are open-end, registered management investment companies, commonly referred to as "mutual funds." The Trust was organized as a Massachusetts business trust on September 18, 1984 and is registered with the SEC.

      Advisers manages the assets and makes the investment decisions for both Funds. Advisers is a wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers and its affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 158 U.S.-based funds or series. They have over $220 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

      The team responsible for the day-to-day management of Income Fund's portfolio is:

     SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS. Ms. Amoroso has been an analyst or portfolio manager of the Fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined Franklin Templeton Investments in 1986.

     CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS. Ms. Higgins has been an analyst or portfolio manager of the Fund since its inception. She joined Franklin Templeton Investments in 1990.

     CHRISTOPHER SPERRY, PORTFOLIO MANAGER OF ADVISERS. Mr. Sperry has been an analyst or portfolio manager of the Fund since February 2000. He joined Franklin Templeton Investments in 1996.

      Income Fund and Insured Fund each has a management agreement with Advisers under which Advisers is to receive a management fee equal to an annual rate of 0.625 of 1% of the value of its average daily net assets up to and including $100 million; 0.50 of 1% of the value of its average daily net assets over $100 million up to and including $250 million; and 0.45 of 1% of the value of its average daily net assets over $250 million. Each class of Income Fund pays its proportionate share of the management fee.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

                                 FEE TABLE FOR
                         INSURED FUND AND INCOME FUND

                                 ACTUAL+                PROJECTED++
-------------------------------------------------------------------------------
                                                          INCOME
                                             INCOME       FUND -
                                 INSURED     FUND -       CLASS A
                                   FUND     CLASS A        AFTER
                                                        TRANSACTION
------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
EXPENSES*
   Maximum Sales Charge

   (as a percentage of
   Offering Price)                4.25%      4.25%         4.25%
     Paid at time of              4.25%      4.25%         4.25%
purchase/1
     Paid at time of               None       None         None
redemption/2
   Exchange Fee (per               None       None         None
transaction)

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net
assets)
   Management Fees                0.62%      0.48%         0.48%
   Distribution and service       0.10%      0.10%         0.10%
   (12b-1) Fees
   Other Expenses                 0.09%      0.05%         0.05%
                                --------------------------------------
   Total Annual Fund Operating
   Expenses                       0.81%      0.63%         0.63%
                                ======================================

+Information for Insured Fund and Income Fund is provided for the fiscal year ended February 29, 2000.
++Projected expenses based on current and anticipated Income Fund expenses. *If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. There is no front-end sales charge if you invest $1 million or more in Class A shares of the Income Fund or shares of Insured Fund.
2. A Contingent Deferred Sales Charge ("CDSC") of 1% may apply to Class A purchases of $1 million or more with respect to each of the Funds if you sell the shares within one year. See "Your Account" in the Income Fund Prospectus and the Insured Fund Prospectus for details.

EXAMPLE

      Assumes the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a Fund.

CLASS A                         1 YEAR*  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------
Insured Fund                      $504     $673     $856    $1,384
Income Fund                       $486     $615     $756    $1,166
Projected Income Fund (after      $486     $615     $756    $1,166
Transaction)

*Assumes a CDSC will not apply.

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

      The Income Fund Prospectus (enclosed as Exhibit B) as well as the current Annual Report to Shareholders (enclosed as Exhibit C) contain additional financial information about Income Fund. The Annual Report to Shareholders also has discussions of Income Fund's performance during the fiscal year ended February 29, 2000. Also, the current Semiannual Report to Shareholders of the Income Fund contains more financial information about Income Fund as well as discussions of Income Fund's performance during the six month period ended August 31, 2000.

      The Insured Fund Prospectus, as well as the Annual and Semiannual Reports for Insured Fund, contain more financial information about Insured Fund. These documents are available free of charge upon request (see the section "Information About Insured Fund").

                             FINANCIAL HIGHLIGHTS
                     FRANKLIN ARIZONA TAX-FREE INCOME FUND

                         SIX MONTHS
                           ENDED
                         AUGUST 31,
                            2000           YEAR ENDED FEBRUARY 28,
CLASS A                 (UNAUDITED)   2000   1999   1998   1997   1996
PER SHARE OPERATING
PERFORMANCE
(for a share outstanding
throughout  the period)
Net asset value,
beginning of period        $10.31    $11.38  $11.44  $11.24  $11.34  $11.11
----------------------------------------------------------------------------
Income from investment
operations:

 Net investment income/a      .29       .57    .59    .61    .62    .64
 Net realized and
unrealized gains
 (losses)                     .40     (1.02)  (.01)   .29   (.04)   .36
                           ---------------------------------------------
Total from investment         .69      (.45)   .58    .90    .58   1.00
operations                 ---------------------------------------------
Less distributions from:
 Net investment income       (.29)     (.58)  (.59)  (.61)  (.63)  (.65)
 In excess of net
investment
 income                       -/d     -/e    -/f   (.01)    -      -
 Net realized gains          -         (.04)  (.05)  (.08)  (.05)  (.12)
Total distributions          (.29)     (.62)  (.64)  (.70)  (.68)  (.77)
                           ---------------------------------------------
Net asset value, end of    $10.71    $10.31 $11.38 $11.44 $11.24 $11.34
period                     ---------------------------------------------
Total return/b               6.78%    (4.15%) 5.17%  8.23%  5.33%  9.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period  $765,930  $756,27$861,02$810,25$752,33$750,797
(000's)
Ratios to average net
assets:
 Expenses                     .64%/c    .62%   .63%   .63%   .62%   .62%
 Net investment income       5.48%/c   5.30%  5.11%  5.40%  5.59%  5.67%
Portfolio turnover rate     12.19%    20.55% 14.11% 20.02% 16.57% 25.12%

aBased on average shares outstanding effective February 29, 2000.
bTotal return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
cAnnualized.
dIncludes distributions in excess of net investment income in the amount of $.003.
eIncludes distributions in excess of net investment income in the amount of $.001.
fIncludes distributions in excess of net investment income in the amount of $.002.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

The Funds use the same service providers for the following services:

      TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the Funds.

      Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of both Funds.

      ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Income Fund and Insured Fund under the same terms and conditions.

      DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for both Funds.

      DISTRIBUTION AND SERVICE (12B-1) FEES. Both Funds have distribution or "Rule 12b-1" plans. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

      Insured Fund under its Class A plan (the Insured Fund only offers one class of shares) may pay up to 0.15% per year of Class A's average daily net assets while payments by Income Fund under its plan are limited to 0.10% per year of Class A's average daily net assets.

      For more information regarding Income Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated July 1, 2000.

      PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Income Fund and Insured Fund is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

      You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

      Shares of each Fund may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares of either Fund which were purchased in amounts of $1,000,000 or more generally are subject to a 1% CDSC on shares you sell within 12 months of purchase. Income Fund shares acquired by Insured Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Insured Fund shares were subject to a CDSC.

      Additional information and specific instructions explaining how to buy, sell, and exchange shares of Income Fund and Insured Fund are outlined in the Income Fund Prospectus and Insured Fund Prospectus, respectively, under the heading "Your Account." The accompanying Income Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for both Funds.

      DIVIDENDS AND DISTRIBUTIONS. Both Funds declare dividends from their net investment income daily and pay them monthly on or about the 20th day of the month. The amount of these dividends will vary depending on changes in the Funds' net investment income. Neither Fund pays "interest" nor guarantees any amount of dividends or return on an investment in its shares. Capital gains, if any, for both Funds may be distributed twice each year.

      The tax implications of an investment in either Fund are generally the same. For more information about the tax implications of investments in the Income Fund, see the attached Income Fund Prospectus under the heading "Distributions and Taxes."

                          REASONS FOR THE TRANSACTION

      The Board of Trustees of the Trust on behalf of Insured Fund has recommended the acquisition of substantially all of the assets of Insured Fund by Income Fund in exchange for Class A shares of Income Fund and the distribution of such shares to the shareholders of Insured Fund in complete liquidation of Insured Fund and dissolution of Insured Fund (the "Transaction") in order to combine Insured Fund with a larger fund that has similar goals and investment policies. A larger fund may be expected to have a lower expense ratio because certain costs may be spread over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Transaction.

      The Plan was presented to the Board of Trustees of the Trust on behalf of Insured Fund at a meeting held on November 14, 2000. At the meeting, the Board of Trustees reviewed the potential benefits and costs to shareholders of Insured Fund; the expense ratios of Income Fund and Insured Fund; the comparative investment performance of Income Fund and Insured Fund; the compatibility of the investment goals, policies, restrictions and investments of Insured Fund with those of Income Fund; and the tax consequences of the Transaction. During the course of its deliberations, the Board of Trustees of Insured Fund noted that the expenses of the Transaction will be shared one-quarter by Insured Fund, one-quarter by Income Fund, and one-half by Advisers.

      The Board of Trustees, including a majority of the trustees who are not interested persons of either Fund ("Independent Trustees"), concluded that the Transaction is in the best interests of the shareholders of Insured Fund and that no dilution of value would result to the shareholders of Insured Fund from the Transaction, approved the Plan and recommended that shareholders of Insured Fund vote to approve the Transaction.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                       INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of Insured Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf Insured Fund and Income Fund, including the preparation of certain documents. The Trust will determine a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of Insured Fund do not approve the Plan, the Transaction will not take place.

      Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Insured Fund approve the Plan at the Meeting, shares of Insured Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

      If the shareholders of Insured Fund approve the Plan, Insured Fund will deliver to Income Fund substantially all of its assets on the closing date, which is scheduled for March 8, 2001 or such other later date as the Funds may agree. In exchange, shareholders of Insured Fund will receive Class A shares of Income Fund that have a value equal to the dollar value of the assets delivered to Insured Fund. The stock transfer books of Insured Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. Insured Fund will only accept requests for redemptions received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of Income Fund.

      To the extent permitted by law, the Funds may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of Insured Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      The expenses resulting from the Transaction, including the cost of the proxy solicitation, will be paid one-quarter by Insured Fund, one-quarter by Income Fund, and one-half by Advisers, the investment manager for both Funds.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust on behalf of Insured Fund and Income Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Funds, that shareholders of Insured Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Insured Fund for shares of Income Fund and that neither Income Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of Insured Fund.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF INCOME FUND?

      Class A shares of Income Fund will be distributed to shareholders of the Insured Fund's shares and will have the same legal characteristics as the shares of Insured Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Former shareholders of Insured Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Income Fund until Insured Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of November 15, 2000, the capitalization of Class A shares of Insured Fund (the only class of Insured Fund outstanding) and the Class A shares of Income Fund. The table also shows the projected capitalization of Income Fund Class A shares as adjusted to give effect to the proposed Transaction. The capitalization of Income Fund and its classes is likely to be different when the Transaction is consummated.

                                                         INCOME FUND -
                                INSURED      INCOME        PROJECTED
                                                             AFTER
                                  FUND        FUND        TRANSACTION
                              (UNAUDITED)  (UNAUDITED)    (UNAUDITED)
                              ----------------------------------------
Net assets (all classes)               $73     $780/1           $853/1
(millions)
Total shares outstanding         7,127,677 73,198,720/1   80,064,391/1
(all classes)
Class A net assets                     $73       $754             $827
(millions)
Class A shares outstanding       7,127,677 70,836,129       77,701,800
Class A net asset value per         $10.26     $10.65           $10.65
share

1. Income Fund offers two additional classes of shares, Class B and Class C.

                  COMPARISON OF INVESTMENT GOALS AND POLICIES

This section describes the key differences between the investment policies of Insured Fund and Income Fund, and certain noteworthy differences between the investment goals and policies of the two Funds. For a complete description of Income Fund's investment policies and risks, you should read the Income Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

      There are several important differences between the Funds.

      Income Fund and Insured Fund share the same investment goal: to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes for resident shareholders of Arizona as is consistent with prudent investment management and preservation of shareholders' capital. Each Fund seeks to achieve its goal by trying to invest all of its assets in tax-free municipal securities, including bonds, notes, commercial paper and municipal lease obligations.

      A significant difference between the Funds is in the credit quality of municipal securities in which they invest. Insured Fund invests at least 65% of its total assets in insured municipal securities. Income Fund only invests in investment grade securities or unrated securities that Advisers believes are comparable. Also significant is that Income Fund is a diversified fund and Insured Fund is a non-diversified fund.

      MUNICIPAL SECURITIES. Each Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of its total assets in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and Arizona personal income taxes. Although each Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

      Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. Municipal securities pay a fixed, floating or variable rate of interest, and require that the amount borrowed (the "principal") be repaid at maturity. These types of securities generally pay interest free from federal income tax and, if issued by Arizona or its counties, municipalities, authorities, agencies, or other subdivisions, or by U.S. territories, Arizona personal income taxes for Arizona residents. Although each Fund mainly invests in municipal securities of Arizona, each may invest up to 35% of its assets in municipal securities issued by U.S. territories, which includes municipal issuers in Puerto Rico, Guam, Mariana Islands, and the U.S. Virgin Islands.

      QUALITY. Income Fund only buys municipal securities rated in the top four ratings by U.S. nationally recognized rating services (or comparable unrated securities). Insured Fund invests at least 65% of its total assets, and normally more than that percentage, in insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. Generally, the Insured Fund buys insured municipal securities only if they are covered by policies issued by AAA-rated municipal bond insurers. There are currently four municipal bond insurers with a AAA rating. The Fund pays insurance premiums either directly or indirectly, which increases the credit safety of its insured investments, but decreases its yield (and does not guarantee the market value of a security or Insured Fund's shares or distributions). Insured Fund may invest the balance of its assets in the following types of securities: (i) uninsured municipal securities secured by an escrow or trust account containing direct U.S. government obligations; (ii) municipal securities rated in one of the top three ratings by U.S. nationally recognized rating services (or comparable unrated securities), which may include uninsured securities and insured securities covered by policies issued by insurers with a rating below AAA but not below A; or (iii) uninsured, short-term, tax-exempt securities rated in the top rating, pending investment in longer-term municipal securities. Insured Fund may only invest up to 20% of its total assets in the type of securities described in (ii) above.

      INSURANCE. Although Income Fund may invest in insured municipal securities, it does not have any requirement to invest a specified percentage of its assets in these securities. Insured Fund invests primarily in insured municipal securities. Normally, the underlying rating of an insured security is one of the top three ratings of Fitch, Moody's or S&P. An insurer may insure municipal securities that are rated below the top three ratings or that are unrated if the securities otherwise meet the insurer's quality standards.

      DIVERSIFICATION. Unlike Insured Fund, Income Fund is a diversified fund under the 1940 Act. As a diversified fund, the Income Fund will not buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government) or if it would result in the Fund owning more than 10% of the voting securities of a single issuer. Income Fund, however, is not prohibited from investing the remaining 25% of its net assets in the securities of a single issuer. For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Although Insured Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund, it does intend to meet the diversification requirements of the Internal Revenue Code ("Code"). Those diversification requirements are similar to the diversification requirements of the 1940 Act, except that the limitations only apply to 50% (not 75%) of total assets. As to the remaining 50% of its assets, a fund complying with the Code's diversification requirements may buy as few as two separate securities each representing 25% of its Net Asset Value. Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type. A non-diversified fund, such as Insured Fund, may be more sensitive to these changes.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

      In addition to the different restrictions that the Funds have adopted with respect to diversification that were described in the previous section, the Funds have adopted two different restrictions as fundamental policies, which may not be changed without the approval of a Majority Vote.

      Insured Fund may purchase shares of money market funds managed by Advisers or its affiliates to the extent permitted by exemption granted under the 1940 Act, which allows the Fund to invest in shares of one or more investment companies of the type generally referred to as money market funds, managed by Advisers or its affiliates. Income Fund may also purchase securities of money market funds managed by Advisers or its affiliates, but such purchases are subject to several conditions. Income Fund's purchases and redemptions of money market fund shares may not be subject to any purchase or redemption fees, its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the Fund's shares and the aggregate investments by the Fund in any money market fund may not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

      Insured Fund may not purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in both Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills. The risks of the Funds are basically the same as those of other investments in municipal securities of similar quality, although an investment in the Funds may involve more risk than an investment in a fund that does not focus on the securities of a single state.

      The Funds share the following risks:

      INCOME RISK. Since each Fund can only distribute what it earns, a Fund's distributions to shareholders may decline when interest rates fall.

      CREDIT RISK. An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

      Many of each Fund's portfolio securities are supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in either Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. A Fund might also be adversely affected by the inability of an insurer to meet its insurance obligations.

      INTEREST RATE RISK. When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

      CALL RISK. A municipal security may be prepaid (called) before maturity. Securities are more likely to be called when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, each Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower that Fund's income and yield and its distributions to shareholders.

      MARKET RISK. Market activity or the results of supply and demand may reduce a security's value. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

      Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS RISK. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

      DIVERSIFICATION RISK. Insured Fund is a non-diversified fund. It may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. Insured Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of their shares. Insured Fund, however, intends to meet certain tax diversification requirements. Income Fund is a diversified fund.

      STATE RISK. Since both Funds invest predominately in municipal securities of Arizona, events in that state are likely to affect each Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Therefore, both Funds involve more risk than an investment in a fund that does not focus on securities of a single state.

      A negative change in any one of these or other areas could affect the ability of Arizona's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time.

      For more specific information on the economy and financial strength of Arizona, please see the "Risks" section in each Fund's current SAI.

      U.S. TERRITORIES RISK. Each Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories. As with state municipal securities, events in any of these territories where a Fund is invested may affect the Fund's investments and its performance.

                              VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      The affirmative vote of a majority of the total number of shares of Insured Fund outstanding and entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Insured Fund held at the close of business on December 27, 2000 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

      Under relevant state law and the Insured Fund's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

You can vote in any one of four ways:

   o By mail, with the enclosed proxy card.

   o In person at the Meeting.

   o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

   A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to Insured Fund expressly revoking your proxy, by signing and forwarding to Insured Fund a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

     The Board of Trustees of the Trust on behalf of Insured Fund does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

Shareholders of record of Insured Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were 7,030,951.130 outstanding shares of Insured Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

      Insured Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Insured Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Insured Fund without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. Insured Fund has engaged Shareholder Communications Corporation to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out-of-pocket expenses ranging between $6,312 and $7,257. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Insured Fund, one-quarter by Income Fund, and one-half by Advisers.

ARE THERE DISSENTERS' RIGHTS?

     Shareholders of Insured Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Income Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                         INFORMATION ABOUT INCOME FUND

      Information about Income Fund is included in the Income Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy
Statement. Additional information about Income Fund is included in its SAI dated July 1, 2000, which is incorporated into the Prospectus and considered a part of this Prospectus/Proxy Statement. The Income Fund's Annual Report to Shareholders for the fiscal year ended February 29, 2000, is attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the Semiannual Report to Shareholders for the six month period ended August 31, 2000, the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Income Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

      Income Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                        INFORMATION ABOUT INSURED FUND

      Information about Insured Fund is included in the current Insured Fund Prospectus, as well as Insured Fund's SAI dated July 1, 2000, and in the Insured Fund's Annual Report to Shareholders dated February 29, 2000 and Semiannual Report dated August 31, 2000. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Insured Fund by calling 1-800/DIAL BEN(R) or by writing to Insured Fund at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by the Insured Fund can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                          PRINCIPAL HOLDERS OF SHARES

      As of the Record Date, the officers and trustees of Insured Fund, as a group, owned less than 1% of the outstanding voting shares of Insured Fund. In addition, as of the Record Date, the officers and trustees of Income Fund, as a group, owned less than 1% of the outstanding voting shares of Class A of Income Fund. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Income Fund or Insured Fund.

NAME AND ADDRESS                           CLASS      PERCENTAGE (%)
-----------------------------------------------------------------------
INCOME FUND                               Class B        7.62
Prudential Securities Inc.
 FBO Glen O. Tipton
Peggy Ann Tipton Co-TTEES
Tipton Fam Rev Trust
Sun City, AZ 85351-1741

FISERV Securities Inc.                    Class B        5.29
Attn. Mutual Funds Dept.
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103

                                   GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the investment manager for both Funds

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A shares within 12 months of purchase

DISTRIBUTORS - Franklin Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the principal underwriter for the Funds

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the Funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, LLC, 777 Mariners Island Blvd., San Mateo, CA 94404, the shareholder servicing and transfer agent to the Funds

MOODY'S - Moody's Investors Services, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. For each Fund, the maximum front-end sales charge is 4.25% for Class A shares of Income Fund and for Class A shares of Insured Fund. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

S&P - Standard & Poor's(R) Ratings Group

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

                            EXHIBITS TO PROSPECTUS
                              AND PROXY STATEMENT

EXHIBIT
-------------------------------------------------------------------------------

      A Plan of Reorganization by Franklin Tax-Free Trust on behalf of Franklin Arizona Tax-Free Income Fund and Franklin Arizona Insured Tax-Free Income Fund

      B Prospectus of Arizona Tax-Free Income Fund - Class A, B & C dated July 1, 2000, as supplemented January 2, 2001 (enclosed)

      C Annual Report to Shareholders of Franklin Arizona Tax-Free Income Fund dated February 29, 2000 (enclosed)


EXHIBIT A

                            PLAN OF REORGANIZATION

      THIS PLAN OF REORGANIZATION (the "Plan"), is made by Franklin Tax-Free Trust, a business trust created under the laws of Massachusetts in September 1984 (the "Trust") as of this 16th day of January, 2001, on behalf of two of its series, Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund") and Franklin Arizona Tax-Free Income Fund ("Income Fund") (collectively, the "Funds"), with a principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404.

                            PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Income Fund of substantially all of the property, assets and goodwill of Insured Fund in exchange solely for shares of beneficial interest, no par value, of Income Fund - Class A ("Income Fund Shares"); (ii) the distribution of Income Fund Shares to the shareholders of Insured Fund according to their respective interests; and (iii) the subsequent dissolution of Insured Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                   AGREEMENT

      In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.  SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF INSURED FUND.
    (a) Subject to the terms and conditions of this Plan, the Trust on behalf of Insured Fund agrees that it will convey, transfer and deliver to Income Fund at the Closing all of Insured Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Insured Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business;
and (iii) pay such contingent liabilities as the Board of Trustees shall reasonably deem to exist against Insured Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Insured Fund's books (hereinafter "Net Assets"). Insured Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b) Subject to the terms and conditions of this Plan, the Trust on behalf of Insured Fund, shall at the Closing deliver to Income Fund the number of Insured Fund shares ("Insured Fund Shares") herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Income Fund agrees at the Closing to deliver to Insured Fund, the number of Income Fund Shares determined by dividing the net asset value per share of Insured Fund Shares by the net asset value per share of Income Fund Shares, and multiplying the result thereof by the number of outstanding Insured Fund Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c) Immediately following the Closing, the Trust shall dissolve Insured Fund and distribute pro rata to the shareholders of record of Insured Fund Shares as of the close of business on the Closing Date, the Income Fund Shares received by Insured Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Insured Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Income Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Insured Fund shall be entitled to surrender the same to the transfer agent for the Income Fund in exchange for the number of Income Fund Shares into which Insured Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Income Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Insured Fund shall be deemed for all Income Fund's purposes to evidence ownership of the number of Income Fund Shares into which the Insured Fund Shares (which prior to the Closing were represented thereby) have been converted.

2.    VALUATION.

     (a) The value of Insured Fund's Net Assets to be acquired by Income Fund hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Insured Fund's currently effective prospectus.

     (b) The net asset value of a share of beneficial interest of Insured Fund Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Insured Fund's currently effective prospectus.

     (c) The net asset value of a share of beneficial interest of Income Fund Shares shall be determined as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Income Fund's currently effective prospectus.

3.    CLOSING DATE.

      The Closing Date shall be March 8, 2001, or such later date as determined by the Trust's officers. The Closing shall take place at the principal office of the Trust at 2:00 p.m. Pacific time, on the Closing Date. The Trust on behalf of the Insured Fund shall have provided for delivery as of the Closing those Net Assets of Insured Fund to be transferred to the account of Income Fund at the Trust's Custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286. Also, the Trust on behalf of Insured Fund shall have prepared and have available at the Closing a list of names and addresses of the shareholders of record of its Insured Fund Shares and the number of shares of beneficial interest of Insured Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Trust on behalf of Income Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Income Fund to be delivered to the account of Income Fund at said transfer agent registered in such manner as the officers of the Trust on behalf of Insured Fund shall deem appropriate, or shall have prepared satisfactory evidence that such Income Fund Shares have been registered in an account on the books of Income Fund in such manner as the officers of the Trust on behalf of Insured Fund shall deem appropriate.

4.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF INCOME FUND.

The Trust makes the following representations and warranties about Income
Fund:

(a) Income Fund is a series of the Trust, a business trust created under the laws of the Commonwealth of Massachusetts on September 18, 1984 and validly existing under the laws of that commonwealth. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Trust's Income Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

(b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Income Fund Shares, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Income Fund is further divided into three classes of shares of which Income Fund Shares is one, and an unlimited number of shares of beneficial interest have been allocated and designated to Income Fund Shares.

(c) The financial statements appearing in the Income Fund's Annual Report to Shareholders for the fiscal year ended February 29, 2000, audited by PricewaterhouseCoopers LLP, and the Semiannual Report to Shareholders for the six month period ended August 31, 2000, fairly present the financial position of Income Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The books and records of Income Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Income Fund.

(e) The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

(f) The Trust on behalf of Income Fund is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust ("Agreement and Declaration of Trust"), By-laws, as amended ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(g) The Trust has elected to treat Income Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Income Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(h) Income Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i) Income Fund does not have any unamortized or unpaid organization fees or expenses.

5.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF INSURED FUND.

The Trust makes the following representations and warranties about Insured
Fund:

(a) Insured Fund is a series of the Trust, a business trust created under the laws of the Commonwealth of Massachusetts on September 18, 1984 and validly existing under the laws of that commonwealth. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust's Insured Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

(b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Insured Fund, no par value, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights. One class of shares of Insured Fund has been designated as the Insured Fund-Class A Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to Insured Fund Shares.

(c) The financial statements appearing in the Insured Fund's Annual Report to Shareholders for the fiscal year ended February 29, 2000, audited by PricewaterhouseCoopers LLP, and the Semiannual Report to Shareholders for the six month period ended October 31, 2000, fairly present the financial position of Insured Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The Trust has the necessary power and authority to conduct Insured Fund's business as such business is now being conducted.

(e) The Trust on behalf of Insured Fund is not a party to or obligated under any provision of the Trust's Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(f) The Trust has elected to treat Insured Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Insured Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(g) Insured Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) Insured Fund does not have any unamortized or unpaid organization fees or expenses.

6.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF THE FUNDS.

The Trust makes the following representations and warranties about both Insured Fund and Income Fund:

(a) The Trust will create a statement of assets and liabilities for each of the Funds which will be prepared as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Income Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect its Net Assets in the case of Insured Fund and its Net Assets in the case of Income Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) Except as disclosed in the Trust's currently effective prospectuses relating to the Funds, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f) It is anticipated that consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

(g) The Trust has the necessary power and authority to conduct the business of the Funds, as such business is now being conducted.

7.    INTENTIONS OF THE TRUST ON BEHALF OF THE FUNDS.

(a) The Trust intends to operate each Fund's respective business, as presently conducted between the date hereof and the Closing.

(b) The Trust intends that the Insured Fund will not acquire the Income Fund Shares for the purpose of making distributions thereof to anyone other than Insured Fund's shareholders.

(c) The Trust on behalf of Insured Fund intends, if this Plan is consummated, to liquidate and dissolve Insured Fund.

(d) The Trust intends that, by the Closing, all of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e) At the Closing, the Trust on behalf of Insured Fund intends to have available a copy of the shareholder ledger accounts, certified by the Trust's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Insured Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Income Fund as a result of the transfer of assets that is the subject of this Plan.

(f) The Trust intends to mail to each shareholder of record of Insured Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g) The Trust intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Income Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Insured Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE FUNDS.

     The consummation of this Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the performance of all obligations required by this Plan to be performed by the Trust on behalf of the Funds shall occur prior to the Closing; and (iii) the Trust shall execute a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each of the Funds.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of Insured Fund or Income Fund or would prohibit the transactions contemplated hereby.

     (d) That the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Insured Fund at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or distributions shall have been declared for Insured Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(a) of the Code.

     (f) That there shall be delivered to the Trust on behalf of Insured Fund and Income Fund an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Trust with regard to matters of fact:

      (1) The acquisition by Income Fund of substantially all the assets of Insured Fund in exchange for Income Fund Shares followed by the distribution by Insured Fund to its shareholders of Income Fund Shares in complete liquidation of Insured Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Insured Fund and Income Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

      (2) No gain or loss will be recognized by Insured Fund upon the transfer of substantially all of its assets to Income Fund in exchange solely for voting shares of Income Fund (Code Sections 361(a) and 357(a));

      (3) No gain or loss will be recognized by Income Fund upon the receipt of substantially all of the assets of Insured Fund in exchange solely for voting shares of Income Fund (Section 1032(a) of the Code);

      (4) No gain or loss will be recognized by Insured Fund upon the distribution of Income Fund Shares to its shareholders in liquidation of Insured Fund (Section 361(c)(1) of the Code);

      (5) The basis of the assets of Insured Fund received by Income Fund will be the same as the basis of such assets to Insured Fund immediately prior to the reorganization (Section 362(b) of the Code);

      (6) The holding period of the assets of Insured Fund received by Income Fund will include the period during which such assets were held by Insured Fund (Section 1223(2) of the Code);

      (7) No gain or loss will be recognized to the shareholders of Insured Fund Shares upon the exchange of their shares in Insured Fund for voting shares of Income Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

      (8) The basis of the Income Fund Shares received by Insured Fund Shares' shareholders shall be the same as the basis of Insured Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

      (9) The holding period of Income Fund Shares received by shareholders of Insured Fund Shares (including fractional shares to which they may be entitled) will include the holding period of Insured Fund Shares surrendered in exchange therefor, provided that Insured Fund Shares were held as a capital asset on the date of the exchange (Section 1223(1) of the Code); and

      (10) Income Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Insured Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

(g) That there shall be delivered to the Trust on behalf of Income Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust with respect to Insured Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

      (1) Insured Fund is a series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on September 18, 1984 and is validly existing business trust and in good standing under the laws of that commonwealth;

      (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, of Insured Fund. One class of shares of Insured Fund has been designated as the Insured Fund - Class A Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to Insured Fund Shares. Assuming that the initial shares of beneficial interest of Insured Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of Insured Fund were sold, issued and paid for in accordance with the terms of Insured Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

      (3) Insured Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

      (4) Except as disclosed in Insured Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Insured Fund, the unfavorable outcome of which would materially and adversely affect Insured Fund;

      (5) All actions required to be taken by the Trust on behalf of Insured Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust on behalf of Insured Fund; and

      (6) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of Insured Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of Insured Fund and is enforceable against the Trust on behalf of Insured Fund in accordance with its terms.

  In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (h) That there shall be delivered to the Trust on behalf of the Insured Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust with respect to Income Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

      (1) Income Fund is a series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on September 18, 1984 and is a validly existing business trust and in good standing under the laws of that commonwealth;

      (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value, of Income Fund. Income Fund is further divided into three classes of shares of which Income Fund Shares is one, and an unlimited number of shares of beneficial interest, no par value, have been allocated and designated to Income Fund Shares. Assuming that the initial shares of beneficial interest of Income Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of Income Fund were sold, issued and paid for in accordance with the terms of Income Fund's prospectus in effect at the time of such sales, each such outstanding share of Income Fund is fully paid, non-assessable, freely transferable and has full voting rights;

      (3) Income Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

      (4) Except as disclosed in Income Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Income Fund, the unfavorable outcome of which would materially and adversely affect Income Fund;

      (5) Income Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of Income Fund;

      (6) All actions required to be taken by the Trust on behalf of Income Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust on behalf of Income Fund;

      (7) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of Income Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of Income Fund and is enforceable against the Trust on behalf of Income Fund in accordance with its terms; and

      (8) The registration statement of the Trust, of which the prospectus dated July 1, 2000, as supplemented January 2, 2001, of Income Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

    (i) That the Trust's Registration Statement with respect to the Income Fund Shares to be delivered to Insured Fund Shares' shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (j) That Income Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Income Fund Shares lawfully to be delivered to each holder of Insured Fund Shares.

    (k) That, at the Closing, there shall be transferred to Income Fund, aggregate Net Assets of Insured Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Insured Fund on the Closing Date.

           (l) That there be delivered to the Trust on behalf of the Income Fund information concerning the tax basis of the Insured Fund in all securities transferred to the Income Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of the Insured Fund as of the date of the Closing, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Insured Fund respect to each shareholder.

9.    BROKERAGE FEES AND EXPENSES.

(a) The Trust represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by Income Fund, one-quarter by Insured Fund, and one-half by Franklin Advisers, Inc.

10.   TERMINATION; POSTPONEMENT; WAIVER; ORDER.

      (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Insured
Fund) prior to the Closing or the Closing may be postponed by the Trust on behalf of either party by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

      (b) If the transactions contemplated by this Plan have not been consummated by August 31, 2001, the Plan shall automatically terminate on that date, unless a later date is established.

      (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, Insured Fund nor Income Fund, nor the Trust's trustees, officers, or agents or the shareholders of either Insured Fund or Income Fund shall have any liability in respect of this Plan.

      (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees on behalf of either of Insured Fund or Income Fund if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either Insured Fund or Income Fund, on behalf of whom such action is taken.

      (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, trustees, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of either of the Funds or the Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to either of the Funds' shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

      (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust on behalf of Insured Fund or Income Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Insured Fund, unless such terms and conditions shall result in a change in the method of computing the number of Income Fund Shares to be issued to Insured Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Insured Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of Insured Fund at which such conditions so imposed shall be submitted for approval.

11.   ENTIRE AGREEMENT AND AMENDMENTS.

This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by the Trust on behalf of the Funds. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Funds.

12.   COUNTERPARTS.

This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.   NOTICES.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at 777 Mariners Island Boulevard, San Mateo, California 94404, Attention: Secretary.

14.   GOVERNING LAW.

This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

IN WITNESS WHEREOF, Franklin Tax-Free Trust, on behalf of Franklin Arizona Insured Tax-Free Income Fund and Franklin Arizona Tax-Free Income Fund, has executed this Plan by its duly authorized officers, all as of the date and year first-above written.

                             FRANKLIN TAX-FREE TRUST,
                             ON BEHALF OF
                             FRANKLIN ARIZONA INSURED TAX-FREE
                             INCOME FUND

Attest:

/s/ Murray L. Simpson        By:  /s/ David P. Goss
Murray L. Simpson                 David P. Goss
Secretary                         Vice President

                             FRANKLIN TAX-FREE TRUST,
                             ON BEHALF OF
                             FRANKLIN ARIZONA TAX-FREE
                             INCOME FUND

Attest:

/s/ Murray L. Simpson        By:  /s/ David P. Goss
Murray L. Simpson                 David P. Goss
Secretary                         Vice President



                                                  177 PROXY 01/01





Prospectus

FRANKLIN
TAX-FREE
TRUST

INVESTMENT STRATEGY

TAX-FREE INCOME

FRANKLIN ARIZONA TAX-FREE INCOME FUND
FRANKLIN COLORADO TAX-FREE INCOME FUND
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

FRANKLIN FEDERAL INTERMEDIATE TAX-FREE INCOME FUND FRANKLIN HIGH YIELD TAX-FREE INCOME FUND FRANKLIN NEW JERSEY TAX-FREE INCOME FUND FRANKLIN OREGON TAX-FREE INCOME FUND FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

JULY 1, 2000

[Insert Franklin Templeton Ben Head]


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

            THE FUNDS

[Begin callout] INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING [End callout]

      2     Goals and Strategies

      5     Main Risks

      9     Performance

      18    Fees and Expenses

      24    Management

      26    Distributions and Taxes

      28    Financial Highlights

            YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT
SALES CHARGES, ACCOUNT
TRANSACTIONS AND
SERVICES
[End callout]

      41    Choosing a Share Class

      46    Buying Shares

      49    Investor Services

      52    Selling Shares

      54    Account Policies

      57    Questions

            FOR MORE INFORMATION

[Begin callout]
Where to learn more
about each Fund
[End callout]

            Back Cover

THE FUNDS

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

GOALS The Federal Intermediate Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes, including the individual alternative minimum tax, as is consistent with prudent investment management and the preservation of shareholders' capital.

The High Yield Fund's principal investment goal is to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

The Puerto Rico Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. The Puerto Rico Fund also seeks to provide a maximum level of income that is free from the personal income taxes of a majority of states, although this policy is not a fundamental investment goal of the Fund and may be changed without shareholder approval.

Each state Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of that Fund's state as is consistent with prudent investment management and the preservation of shareholders' capital.

MAIN INVESTMENT STRATEGIES Under normal market conditions, each Fund invests predominately in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, each state Fund invests predominately in municipal securities that pay interest free from the personal income taxes, if any, of that Fund's state. The Puerto Rico Fund also normally invests predominately in municipal securities whose interest is free from the personal income taxes of a majority of states. Although each Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

[Begin callout]
MUNICIPAL SECURITIES are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. Municipal securities pay a fixed, floating or variable rate of interest, and require that the amount borrowed (the "principal") be repaid at maturity.

[End callout]

Each Fund, except the High Yield Fund, only buys municipal securities rated in the top four ratings by U.S. nationally recognized rating services (or comparable unrated securities). The High Yield Fund may invest in securities rated in any rating category, including defaulted securities, although it currently invests primarily in securities rated BBB/Baa or below (or comparable unrated securities).

Each Fund also may invest in municipal lease obligations, which generally are issued to finance the purchase of public property. The property is leased to a state or local government and the lease payments are used to pay the interest on the obligations. These differ from other municipal securities because the money to make the lease payments must be set aside each year or the lease can be cancelled without penalty. If this happens, investors who own the obligations may not be paid.

None of the Funds have restrictions on the maturity of the securities they may buy, although the Federal Intermediate Fund seeks to maintain a dollar-weighted average portfolio maturity of three to 10 years.

The manager selects securities that it believes will provide the best balance between risk and return within a Fund's range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund's portfolio for income purposes, rather than trading securities for capital gains, although the manager may sell a security at any time if it believes it could help the Fund meet its goal. When selecting securities for the High Yield Fund's portfolio, the manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments may include securities that pay taxable interest. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, a Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

INCOME Since each Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

CREDIT An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Many of each Fund's portfolio securities are supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent that a Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

LOWER-RATED SECURITIES. Securities rated below the top four ratings, generally have more credit risk than higher-rated securities. The High Yield Fund may invest up to 100% of its assets in lower-rated securities. None of the other Funds invests in securities rated below the top four ratings.

The risk of default or price changes due to changes in the issuer's credit quality is greater with lower-rated securities. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. These issuers also are more likely to encounter financial difficulties and to be materially affected by these difficulties when they encounter them. The market price of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general or regional economic difficulty. Lower-rated securities also may be less liquid than higher-rated securities.

[Begin callout]
Because interest rates and municipal security prices fluctuate, the amount of a Fund's distributions, its yield, and the value of your investment in that Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INTEREST RATE When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CALL A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, each Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower that Fund's income and yield and its distributions to shareholders.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

DIVERSIFICATION The Connecticut and Federal Intermediate Funds are non-diversified funds. They may invest a greater portion of their assets in the municipal securities of one issuer than a diversified fund. These Funds may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of their shares. The Funds, however, intend to meet certain tax diversification requirements. The other Funds are all diversified funds.

Each state Fund and the Puerto Rico Fund may involve more risk than an investment in a fund that does not focus on securities of a single state or territory. The Federal Intermediate and High Yield Funds are diversified nationally. The High Yield Fund will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

STATE Since each state Fund invests predominately in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time.

To the extent the Federal Intermediate, High Yield or Puerto Rico Funds are invested in a state, events in that state may affect their investments and their performance.

U.S. TERRITORIES The Puerto Rico Fund invests predominately in Puerto Rico municipal securities and may invest up to 35% of its total assets in municipal securities issued by other U.S. territories. Each of the other Funds also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. As with state municipal securities, events in any of these territories where a Fund is invested may affect the Fund's investments and its performance.

More detailed information about the Funds, their policies and risks and about municipal securities ratings can be found in the Funds' Statement of Additional Information (SAI).

[Begin callout]
Mutual Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual Fund shares involve investment risks, including the possible loss of principal.

[End callout]

[Insert graphic of bull and bear] PERFORMANCE

The bar charts and tables below show the volatility of each Fund's returns, which is one indicator of the risks of investing in a Fund. The bar charts show changes in each Fund's returns from year to year over the calendar years shown. The tables show how each Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ARIZONA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
5.83%

Worst
Quarter:
Q1 '94
-4.32%

[End callout]

 5.80%   12.24%  10.02%  11.18%  -4.03%  14.59%   4.21%   8.23%   5.44%  -3.83%
   90      91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Arizona Fund - Class A/2                        -7.95%     4.63%      5.75%
Lehman Brothers Municipal Bond Index/3          -2.06%     6.91%      6.89%

                                                                        SINCE
                                                                      INCEPTION
                                                           1 YEAR     (5/1/95)
--------------------------------------------------------------------------------

Arizona Fund - Class C/2                                   -6.23%     3.92%
Lehman Brothers Municipal Bond Index/3                     -2.06%     5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.72% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

COLORADO FUND - CLASS A ANNUAL TOTAL RETURNS1

[Begin callout]
Best
Quarter:
Q1 '95
6.62%

Worst
Quarter:
Q1 '94
-5.02%

[End callout]

 5.78%   12.35%  10.00%  12.74%  -5.43%  16.07%   4.76%   8.82%   5.73%  -4.43%
   90      91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                               1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Colorado Fund - Class A/2                      -8.52%       5.07%       5.96%
Lehman Brothers Municipal Bond Index/3         -2.06%       6.91%       6.89%

                                                                      SINCE
                                                                    INCEPTION
                                                         1 YEAR      (5/1/95)
--------------------------------------------------------------------------------

Colorado Fund - Class C/2                                -6.77%      4.18%
Lehman Brothers Municipal Bond Index/3                   -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.99% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

CONNECTICUT FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
5.54%

Worst
Quarter:
Q1 '94
-4.73%
[End callout]

 4.93%   10.77%   8.33%  12.32%  -5.40%  14.32%   4.48%   8.50%   5.96%  -4.82%
   90      91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                               1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Connecticut Fund - Class A/2                   -8.86%       4.60%       5.29%
Lehman Brothers Municipal Bond Index/3         -2.06%       6.91%       6.89%

                                                                        SINCE
                                                                      INCEPTION
                                                           1 YEAR     (5/1/95)
--------------------------------------------------------------------------------

Connecticut Fund - Class C/2                               -7.15%      3.84%
Lehman Brothers Municipal Bond Index/3                     -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.23% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

FEDERAL INTERMEDIATE FUND ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
5.19%

Worst
Quarter:
Q1 '94
-3.76%
[End callout]

   12.68%      -2.71%     14.42%      6.68%      5.27%       5.80%      -1.84%
     93          94         95          96         97         98          99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                                                        SINCE
                                                                      INCEPTION
                                                 1 YEAR     5 YEARS   (9/21/92)
--------------------------------------------------------------------------------
Federal Intermediate Fund/2                      -4.05%      5.47%      5.40%
Lehman Brothers 10-Year Municipal Bond Index/3   -1.25%      7.12%      6.19%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 1.57% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

HIGH YIELD FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
6.38%

Worst

Quarter:
Q1 '94
-3.02%

[End callout]

5.11%    12.40%  9.25%   13.27%  -2.59%  16.29%  6.16%   10.60%  4.81%   -3.13%
90       91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                               1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
High Yield Fund - Class A/2                    -7.24%       5.83%       6.57%
Lehman Brothers Municipal Bond Index/3         -2.06%       6.91%       6.89%

                                                                        SINCE
                                                                      INCEPTION
                                                           1 YEAR     (1/01/99)
--------------------------------------------------------------------------------
High Yield Fund - Class B/2                                -6.99%      -6.99%
Lehman Brothers Municipal Bond Index/3                     -2.06%      -2.06%

                                                                       SINCE
                                                                     INCEPTION
                                                           1 YEAR     (5/1/95)
--------------------------------------------------------------------------------
High Yield Fund - Class C/2                                 -5.55%      5.01%
Lehman Brothers Municipal Bond Index/3                      -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.04% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

NEW JERSEY FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
6.44%

Worst
Quarter:
Q1 '94
-4.79%
[End callout]

 6.56%   12.46%   9.19%  10.97%  -5.21%  15.58%   4.04%   8.34%   6.11%  -3.36%
   90      91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                              1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
New Jersey Fund - Class A/2                   -7.44%       5.05%        5.82%
Lehman Brothers Municipal Bond Inde/3         -2.06%       6.91%        6.89%

                                                                        SINCE
                                                                      INCEPTION
                                                           1 YEAR     (5/1/95)
--------------------------------------------------------------------------------
New Jersey Fund - Class C/2                                -5.74%       4.23%
Lehman Brothers Municipal Bond Index/3                     -2.06%       5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.98% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

OREGON FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
6.54%

Worst
Quarter:
Q1 '94
-4.55%
[End callout]

 5.55%   12.63%   8.66%  10.91%  -4.93%  15.08%   4.32%   8.24%   5.44%  -3.87%
   90      91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                             1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Oregon Fund - Class A/2                      -7.98%        4.74%       5.56%
Lehman Brothers Municipal Bond Index/3       -2.06%        6.91%       6.89%

                                                                        SINCE
                                                                      INCEPTION
                                                          1 YEAR      (5/1/95)
--------------------------------------------------------------------------------
Oregon Fund - Class C/2                                   -6.16%       3.93%
Lehman Brothers Municipal Bond Index/3                    -2.06%       5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.29% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PENNSYLVANIA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
5.81%

Worst
Quarter:
Q1 '94
-3.64%
[End callout]

3.87%    13.48%  9.83%   11.66%  -3.29%  14.34%  4.50%   8.94%   5.48%   -4.08%
   90      91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Pennsylvania Fund - Class A/2                  -8.18%      4.76%       5.84%
Lehman Brothers Municipal Bond Index/3         -2.06%      6.91%       6.89%

                                                                        SINCE
                                                                      INCEPTION
                                                            1 YEAR     (5/1/95)
--------------------------------------------------------------------------------
Pennsylvania Fund - Class C/2                              -6.48%      4.03%
Lehman Brothers Municipal Bond Index/3                     -2.06%      5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.93% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PUERTO RICO FUND - CLASS A ANNUAL TOTAL RETURNS/1

[End callout]
Best
Quarter:
Q1 '95
5.95%

Worst
Quarter:
Q1 '94
-4.27%
[End callout]

5.38%    12.27%  9.12%   10.99%  -4.28%  14.49%  5.08%   8.75%   5.74%   -2.34%
90       91      92      93      94      95      96      97      98      99

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                               1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Puerto Rico Fund - Class A/2                   -6.51%       5.29%       5.90%
Lehman Brothers Municipal Bond Index/3         -2.06%       6.91%       6.89%

                                                                        SINCE
                                                                      INCEPTION
                                                           1 YEAR     (5/1/95)
--------------------------------------------------------------------------------
Puerto Rico Fund - Class C/2                                -4.77%       4.45%
Lehman Brothers Municipal Bond Index/3                      -2.06%       5.84%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the Fund's year-to-date return was 2.30% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         FEDERAL      HIGH
                      ARIZONA  COLORADO   CONNECTICUT  INTERMEDIATE   YIELD
CLASS A                 FUND     FUND        FUND          FUND       FUND
-----------------------------------------------------------------------------
Maximum sales charge  4.25%    4.25%     4.25%         2.25%         4.25%
(load) as a
percentage of
offering price

Load imposed on       4.25%    4.25%     4.25%         2.25%         4.25%
purchases

Maximum deferred      None     None      None          None          None
sales charge (load)1

Exchange fee          None     None      None          None          None


CLASS B2
-----------------------------------------------------------------------------
Maximum sales charge   4.00%       -           -            -        4.00%
(load) as
 a percentage of
offering price

Load imposed on         None       -           -            -         None
purchases

Maximum deferred       4.00%       -           -            -        4.00%
sales  charge (load)3

Exchange fee            None       -           -            -         None


CLASS C
-----------------------------------------------------------------------------
Maximum sales charge   1.99%     1.99%       1.99%           -        1.99%
(load) as
 a percentage of
offering price

Load imposed on        1.00%     1.00%       1.00%           -        1.00%
purchases

Maximum deferred       0.99%     0.99%       0.99%           -        0.99%
sales  charge (load)4

Exchange fee            None     None        None            -        None


                            NEW JERSEY  OREGON      PENNSYLVANIA    PUERTO
CLASS A                       FUND        FUND         FUND       RICO FUND
-----------------------------------------------------------------------------
Maximum sales charge         4.25%       4.25%        4.25%         4.25%
(load) as
 a percentage of
offering price

Load imposed on purchases    4.25%       4.25%        4.25%         4.25%

Maximum deferred sales        None        None         None         None
 charge (load)/1

Exchange Fee                  None        None         None         None


CLASS B/2
-----------------------------------------------------------------------------
Maximum sales charge         4.00%         -          4.00%           -
(load) as a percentage
of offering price

Load imposed on purchases     None         -           None           -

Maximum deferred sales
 charge (load)/3             4.00%         -          4.00%           -

Exchange fee                  None         -           None           -


CLASS C
-----------------------------------------------------------------------------
Maximum sales charge
(load) as a percentage
of offering price            1.99%       1.99%        1.99%         1.99%

Load imposed on purchases
                             1.00%       1.00%        1.00%         1.00%

Maximum deferred sales
 charge (load)/4             0.99%       0.99%        0.99%         0.99%

Exchange fee                  None        None         None         None

Please see "Choosing a Share Class" on page 41 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                            FEDERAL      HIGH
                       ARIZONA   COLORADO   CONNECTICUT   INTERMEDIATE   YIELD
CLASS A                  FUND      FUND         FUND          FUND       FUND
--------------------------------------------------------------------------------
Management fees         0.48%      0.53%       0.54%         0.56%       0.45%

Distribution and
service (12b-1) fees    0.09%      0.10%       0.10%         0.10%       0.09%

Other expenses          0.05%      0.07%       0.07%         0.09%       0.07%
                       ---------------------------------------------------------
Total annual Fund
operating expenses      0.62%      0.70%       0.71%         0.75%5      0.61%
                       ---------------------------------------------------------


CLASS B/2
--------------------------------------------------------------------------------
Management fees         0.48%        -           -             -         0.45%

Distribution and
service (12b-1) fees    0.65%        -           -             -         0.65%

Other expenses          0.05%        -           -             -         0.07%
                       ---------------------------------------------------------

Total annual Fund
operating expenses      1.18%        -           -             -         1.17%
                       ---------------------------------------------------------

CLASS C
--------------------------------------------------------------------------------
Management fees         0.48%      0.53%       0.54%           -         0.45%

Distribution and
service (12b-1) fees    0.65%      0.65%       0.65%           -         0.65%

Other expenses          0.05%      0.07%       0.07%           -         0.07%
                       ---------------------------------------------------------

Total annual Fund
operating expenses      1.18%      1.25%       1.26%           -         1.17%
                       ---------------------------------------------------------

                                NEW JERSEY  OREGON    PENNSYLVANIA    PUERTO
CLASS A                            FUND      FUND         FUND       RICO FUND
--------------------------------------------------------------------------------
Management fees                    0.48%      0.50%        0.48%        0.56%

Distribution and service
(12b-1) fees                       0.10%      0.10%        0.10%        0.09%

Other expenses                     0.07%      0.06%        0.08%        0.09%
                                ------------------------------------------------

Total annual Fund operating
expenses                           0.65%      0.66%        0.66%        0.74%
                                ------------------------------------------------


CLASS B2
--------------------------------------------------------------------------------
Management fees                    0.48%        -          0.48%          -

Distribution and service

(12b-1) fees                       0.65%        -          0.65%          -

Other expenses                     0.07%        -          0.08%          -
                                ------------------------------------------------
Total annual Fund operating
expenses                           1.20%        -          1.21%          -
                                ------------------------------------------------

CLASS C
--------------------------------------------------------------------------------
Management fees                    0.48%      0.50%        0.48%        0.56%

Distribution and service
(12b-1) fees                       0.65%      0.65%        0.65%        0.65%

Other expenses                     0.07%      0.06%        0.08%        0.09%
                                ------------------------------------------------
Total annual Fund operating

expenses                           1.20%      1.21%        1.21%        1.30%
                                ------------------------------------------------

1. Except for investments of $1 million or more (see page 42)
2. The Arizona, New Jersey and Pennsylvania Funds began offering Class B shares on February 1, 2000. Total annual Fund operating expenses are annualized.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. For the fiscal year ended February 29, 2000, the manager had agreed in advance to waive or limit its management fees and to assume as its own expense certain expenses otherwise payable by the Fund. With this reduction, management fees were 0.54% and total annual Fund operating expenses were 0.73%. The administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       FEDERAL      HIGH
              ARIZONA      COLORADO    CONNECTICUT  INTERMEDIATE    YIELD
               FUND          FUND         FUND          FUND        FUND
------------------------------------------------------------------------------
Assuming you sold your shares at
 the end of the period

CLASS A

1 Year1        $486         $493         $494          $300         $485
3 Years        $615         $639         $642          $459         $612
5 Years        $756         $798         $803          $633         $751
10 Years       $1,166       $1,259       $1,270        $1,134       $1,155

CLASS B

1 Year         $520         -            -            -             $519
3 Years        $675         -            -            -             $672
5 Years        $849         -            -            -             $844
10 Years2      $1,276       -            -            -             $1,264

CLASS C

1 Year         $318         $325         $326          -            $317
3 Years        $471         $493         $496          -            $468
5 Years        $743         $779         $785          -            $737
10 Years       $1,517       $1,596       $1,607        -            $1,506

Assuming you stayed in the fund

CLASS B

1 Year             $120          -             -            -           $119
3 Years            $375          -             -            -           $372
5 Years            $649          -             -            -           $644
10 Years2         $1,276         -             -            -          $1,264

CLASS C

1 Year             $219         $226         $227           -           $218
3 Years            $471         $493         $496           -           $468
5 Years            $743         $779         $785           -           $737
10 Years          $1,517       $1,596       $1,607          -          $1,506


                   NEW JERSEY       OREGON        PENNSYLVANIA     PUERTO RICO
                      FUND           FUND             FUND            FUND
-------------------------------------------------------------------------------
Assuming you sold your shares at
 the end of the period

CLASS A

1 Year/1              $489            $490            $490            $497
3 Years               $624            $627            $627            $651
5 Years               $772            $777            $777            $819
10 Years             $1,201          $1,213          $1,213          $1,304

CLASS B

1 Year                $522              -             $523              -
3 Years               $681              -             $684              -
5 Years               $860              -             $865              -
10 Years             $1,302             -            $1,313             -

CLASS C

1 Year                $320            $321            $321            $330
3 Years               $477            $480            $480            $508
5 Years               $753            $758            $758            $806
10 Years             $1,540          $1,551          $1,551          $1,652

Assuming you stayed in the fund

CLASS B

1 Year                $122              -             $123              -
3 Years               $381              -             $384              -
5 Years               $660              -             $665              -
10 Years             $1,302             -            $1,313             -



CLASS C

1 Year                $221            $222            $222            $231
3 Years               $477            $480            $480            $508
5 Years               $753            $758            $758            $806
10 Years             $1,540          $1,551          $1,551          $1,652

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is each Fund's investment manager. Together, Advisers and its affiliates manage over $225 billion in assets. Before October 1, 1998, the Connecticut Fund's manager was Franklin Investment Advisory Services, Inc. The terms and conditions of the management services Advisers provides are the same as those of the previous manager.

The team responsible for the Funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the Arizona, Colorado, Connecticut, Federal Intermediate, New Jersey and Oregon Funds since their inception and the High Yield, Pennsylvania and Puerto Rico Funds since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined Franklin Templeton Investments in 1986.

JAMES CONN, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Federal Intermediate Fund since December 1999. He joined Franklin Templeton Investments in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Arizona, Colorado, New Jersey, Oregon and Puerto Rico Funds since 1992. She joined Franklin Templeton Investments in 1990.

JOHN HOPP, VICE PRESIDENT OF ADVISERS

Mr. Hopp has been an analyst or portfolio manager of the High Yield Fund since 1993. He joined Franklin Templeton Investments in 1991.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Federal Intermediate Fund since its inception and the Connecticut Fund since 1989. He joined Franklin Templeton Investments in 1986.

CHRISTOPHER SPERRY, PORTFOLIO MANAGER OF ADVISERS

Mr. Sperry has been an analyst or portfolio manager of the Arizona and Oregon Funds since February 2000. He joined Franklin Templeton Investments in 1996.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the Arizona, Oregon and Pennsylvania Funds since 1991. He joined Franklin Templeton Investments in 1989.

STELLA S. WONG, VICE PRESIDENT OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Colorado, Connecticut, New Jersey and Pennsylvania Funds since their inception and the Puerto Rico Fund since 1986. She joined Franklin Templeton Investments in 1986.

Each Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended February 29, 2000, the Funds paid to the manager the following management fees for its services:

                                                MANAGEMENT FEES
                                              (AS A PERCENTAGE OF
                                                AVERAGE MONTHLY
                                                    ASSETS)
-------------------------------------------------------------------
Arizona Fund                                          0.48%
Colorado Fund                                         0.53%
Connecticut Fund                                      0.54%
Federal Intermediate Fund                             0.54%/1
High Yield Fund                                       0.45%
New Jersey Fund                                       0.48%
Oregon Fund                                           0.50%
Pennsylvania Fund                                     0.48%
Puerto Rico Fund                                      0.56%

1. Management fees, before any advance waiver, were 0.56% for the Federal Intermediate Fund. Under an agreement by the manager to waive or limit its fees, the Federal Intermediate Fund paid the management fees shown. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS Each Fund declares dividends daily from its net investment income and pays them monthly on or about the 20th day of the month. Your account may begin to receive dividends on the day after we receive your investment and will continue to receive dividends through the day we receive a request to sell your shares. Capital gains, if any, may be distributed twice a year. The amount of these distributions will vary and there is no guarantee the Fund will pay dividends.

Please keep in mind that if you invest in a Fund shortly before the Fund deducts a capital gain distribution from its net asset value, you will receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS Fund distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. Each Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary income. Distributions that qualify as capital gain dividends for federal income tax purposes are taxable to you as long-term capital gains no matter how long you have owned your shares. Distributions of ordinary income or capital gains are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

BACKUP WITHHOLDING
[Begin callout]
By law, a Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs a Fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Distributions of ordinary income and capital gains, and gains from the sale or exchange of your Fund shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The tables below present each Fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

ARIZONA FUND

CLASS A                                     YEAR ENDED FEBRUARY 29,

--------------------------------------------------------------------------------
                                2000 1,2   1999      1998     1997      1996 7
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.38      11.44     11.24    11.34     11.11
year

                                ------------------------------------------------
 Net investment income              .57        .59       .61      .62       .64
 Net realized and unrealized
 gains (losses)                   (1.02)      (.01)      .29     (.04)      .36
                                ------------------------------------------------
Total from investment              (.45)       .58       .90      .58      1.00
operations
                                ------------------------------------------------
 Distributions from net
 investment income                 (.58)3     (.59)4    (.61)    (.63)     (.65)

 In excess of net investment       -          -         (.01)    -         -
income

 Distributions from net
 realized gains                    (.04)      (.05)     (.08)    (.05)     (.12)
                                ------------------------------------------------
Total distributions                (.62)      (.64)     (.70)    (.68)     (.77)
                                ------------------------------------------------
Net asset value, end of year      10.31      11.38     11.44    11.24     11.34
                                ------------------------------------------------
Total return (%)5                 (4.15)      5.17      8.23     5.33      9.24

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    756,274    861,020   810,250  752,335   750,797
1,000)

Ratios to average net assets:
(%)
 Expenses                           .62        .63       .63      .62       .62
 Net investment income             5.30       5.11      5.40     5.59      5.67
Portfolio turnover rate (%)       20.55      14.11     20.02    16.57     25.12

CLASS B
--------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     10.24
period                          ----------------
 Net investment income              .05
 Net realized and unrealized
 gains (losses)                     .07
                                ----------------
Total from investment               .12
operations
                                ----------------
Distributions from net
 investment income                 (.04)
Net asset value, end of period    10.32
                                ----------------
Total return (%)/5                 1.21

RATIOS/SUPPLEMENTAL DATA Net assets, end of period ($ x 176 1,000) Ratios to average net assets: (%)

 Expenses                          1.18/6
 Net investment income             5.26/6
Portfolio turnover rate (%)       20.55



ARIZONA FUND (CONT.)

CLASS C                                     YEAR ENDED FEBRUARY 29,

--------------------------------------------------------------------------------
                                   2000      1999      1998     1997     1996/7
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.45      11.51     11.30    11.38     11.15
year

                                ------------------------------------------------
 Net investment income              .52        .52       .56      .57       .49
 Net realized and unrealized
 gains (losses)                   (1.03)      (.01)      .29     (.03)      .34
                                ------------------------------------------------
Total from investment              (.51)       .51       .85      .54       .83
operations
                                ------------------------------------------------
 Distributions from net
 investment income                 (.52)3     (.52)3    (.56)    (.57)     (.48)

 Distributions from net
realized gains                     (.04)      (.05)     (.08)    (.05)     (.12)
                                ------------------------------------------------
Total distributions                (.56)      (.57)     (.64)    (.62)     (.60)
                                ------------------------------------------------
Net asset value, end of year      10.38      11.45     11.51    11.30     11.38
                                ------------------------------------------------
Total return (%)/5                (4.65)      4.54      7.67     4.89      7.60

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    22,671     23,871    14,537   5,486     1,892
1,000)

Ratios to average net assets:
(%)
 Expenses                          1.18       1.19      1.19     1.19      1.20/6
 Net investment income             4.75       4.55      4.82     5.01      5.05/6
Portfolio turnover rate (%)       20.55      14.11     20.02    16.57     25.12

1. Based on average shares outstanding.
2. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
3. Includes distributions in excess of net investment income in the amount of $.001.
4. Includes distributions in excess of net investment income in the amount of $.002.
5. Total return does not include sales charges, and is not annualized.
6. Annualized.
7. For the period May 1,1995 (effective date) to February 29, 1996.

COLORADO FUND

CLASS A                                     YEAR ENDED FEBRUARY 29,

---------------------------------------------------------------------------------
                                  2000/1      1999      1998     1997     1996/2
---------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of      12.05      12.11     11.80    11.84     11.38
year

                                -------------------------------------------------
 Net investment income               .59        .60       .63      .66       .67
 Net realized and unrealized
 gains (losses)                    (1.13)       .02       .39     (.04)      .45
                                -------------------------------------------------
Total from investment               (.54)       .62      1.02      .62      1.12
operations
                                -------------------------------------------------
 Distributions from net

 investment income                  (.60)3     (.60)     (.64)    (.66)     (.66)
 Distributions from net             (.01)      (.08)     (.07)    -         -
realized gains
                                -------------------------------------------------
Total distributions                 (.61)      (.68)     (.71)    (.66)     (.66)
                                -------------------------------------------------
Net asset value, end of year       10.90      12.05     12.11    11.80     11.84
                                -------------------------------------------------
Total return (%)/4                 (4.57)      5.24      8.86     5.44     10.12

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    264,563    301,381   266,599  236,609   215,609
1,000)

Ratios to average net assets:
(%)
 Expenses                            .70        .70       .71      .71       .71
 Net investment income              5.18       4.93      5.28     5.59      5.73
Portfolio turnover rate (%)        29.30      12.60     22.97    14.13     17.58

CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     12.11      12.17     11.84    11.87     11.40
year                            ------------------------------------------------
 Net investment income              .53        .54       .57      .59       .50
 Net realized and unrealized
 gains (losses)                   (1.14)       .02       .40     (.02)      .46
                                ------------------------------------------------
Total from investment              (.61)       .56       .97      .57       .96
operations
                                ------------------------------------------------
 Distributions from net

 investment income                 (.53)5     (.54)     (.57)    (.60)     (.49)
 Distributions from net

realized gains                     (.01)      (.08)     (.07)    -         -
                                ------------------------------------------------
Total distributions                (.54)      (.62)     (.64)    (.60)     (.49)
                                ------------------------------------------------
Net asset value, end of year      10.96      12.11     12.17    11.84     11.87
                                ------------------------------------------------
Total return (%)/4                (5.08)      4.63      8.39     4.93      8.57

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    20,564     21,899    10,855   5,654     1,656
1,000)

Ratios to average net assets:
(%)
 Expenses                         1.25       1.26      1.27     1.28      1.29/6
 Net investment income            4.63       4.38      4.72     4.99      5.12/6
Portfolio turnover rate (%)      29.30      12.60     22.97    14.13     17.58

1. Based on average shares outstanding.
2. For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.
3. Includes distributions in excess of net investment income in the amount of $.006.
4. Total return does not include sales charges, and is not annualized.
5. Includes distributions in excess of net investment income in the amount of $.005.
6. Annualized.

CONNECTICUT FUND

CLASS A                                     YEAR ENDED FEBRUARY 29,

---------------------------------------------------------------------------------
                                  2000 1      1999      1998     1997     1996/2
---------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of      11.27      11.23     10.92    10.96     10.64
year                             ------------------------------------------------
 Net investment income               .56        .58       .60      .61       .62
 Net realized and unrealized
 gains (losses)                    (1.21)       .04       .32     (.02)      .32
                                -------------------------------------------------
Total from investment               (.65)       .62       .92      .59       .94
operations
                                -------------------------------------------------
 Distributions from net

 investment income                  (.56)      (.58)3    (.60)    (.63)     (.62)
 In excess of net investment        -          -         (.01)    -         -
income

                                -------------------------------------------------
Total distributions                 (.56)      (.58)     (.61)    (.63)     (.62)
                                -------------------------------------------------
Net asset value, end of year       10.06      11.27     11.23    10.92     10.96
                                -------------------------------------------------
Total return (%)/4                 (5.90)      5.62      8.62     5.52      9.04

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    207,745    245,016   203,643  183,649   167,045
1,000)

Ratios to average net assets:
(%)
 Expenses                            .71        .72       .73      .72       .73
 Net investment income              5.26       5.08      5.41     5.62      5.70
Portfolio turnover rate (%)        30.61       5.87     18.54    14.53      3.88


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.30      11.26     10.94    10.97     10.65
year

                                ------------------------------------------------
 Net investment income              .50        .52       .55      .60       .47
 Net realized and unrealized
 gains (losses)                   (1.20)       .03       .31     (.07)      .31
                                ------------------------------------------------
Total from investment              (.70)       .55       .86      .53       .78
operations
                                ------------------------------------------------
Distributions from net

 investment income                 (.50)      (.51)3    (.54)    (.56)     (.46)
                                ------------------------------------------------
Net asset value, end of year      10.10      11.30     11.26    10.94     10.97
                                ------------------------------------------------
Total return (%)/4                (6.32)      5.02      8.08     5.03      7.45

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    25,007     23,443    8,636    4,149     1,656
1,000)

Ratios to average net assets:
(%)
 Expenses                          1.26      1.28      1.29     1.29      1.30/5
 Net investment income             4.73      4.53      4.85     5.01      5.12/5
Portfolio turnover rate (%)       30.61      5.87     18.54    14.53      3.88

1. Based on average shares outstanding.
2. For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.
3. Includes distributions in excess of net investment income in the amount of $.002.
4. Total return does not include sales charges, and is not annualized.
5. Annualized.

FEDERAL INTERMEDIATE FUND
                                            YEAR ENDED FEBRUARY 29,

--------------------------------------------------------------------------------
                                  2000/1      1999      1998     1997      1996
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of      11.30      11.25     10.94    10.95     10.48
year
                                ------------------------------------------------
 Net investment income               .51        .51       .53      .55       .55
 Net realized and unrealized
 gains (losses)                     (.78)       .06       .33     (.01)      .47
                                ------------------------------------------------
Total from investment               (.27)       .57       .86      .54      1.02
operations
                                ------------------------------------------------
Distributions from net

 investment income                 (.51)      (.52)     (.55)    (.55)     (.55)
                                ------------------------------------------------
Net asset value, end of year      10.52      11.30     11.25    10.94     10.95
                                ------------------------------------------------
Total return (%)/2                 (2.43)      5.17      8.02     5.12      9.93

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    170,907    195,598   139,545  104,715   85,967
1,000)

Ratios to average net assets:
(%)
 Expenses                            .73        .75       .75      .68       .65
 Expenses excluding waiver
 and payments by affiliate           .75        .78       .82      .84       .85
 Net investment income              4.72       4.53      4.83     5.16      5.12
Portfolio turnover rate (%)        31.27      16.57     23.32    22.54      3.35

1. Based on average shares outstanding.
2. Total return does not include sales charges.

HIGH YIELD FUND

CLASS A                                     YEAR ENDED FEBRUARY 29,

---------------------------------------------------------------------------------
                                  2000/1     1999/2    1998     1997     1996/3
---------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of      11.49      11.68     11.21    11.19     10.74
year

                                -------------------------------------------------
 Net investment income               .65        .66       .69      .71       .74
 Net realized and unrealized
 gains (losses)                    (1.08)      (.18)      .47      .04       .45
                                -------------------------------------------------
Total from investment               (.43)       .48      1.16      .75      1.19
operations
                                -------------------------------------------------
 Distributions from net

 investment income                  (.65)4     (.65)     (.68)    (.73)5    (.74)
 In excess of net investment        -          -         (.01)    -         -
Income
 Distributions from net

realized gains                     -6          (.02)     -        -         -
                                -------------------------------------------------
Total distributions                 (.65)      (.67)     (.69)    (.73)     (.74)
                                -------------------------------------------------
Net asset value, end of year       10.41      11.49     11.68    11.21     11.19
                                -------------------------------------------------
Total return (%)/7                 (3.81)      4.21     10.64     7.01     11.35

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 ($ x 1 thousands)              5,017      5,988     5,743    4,505     3,787
Ratios to average net assets:
(%)
 Expenses                            .61        .62       .61      .62       .61
 Net investment income              5.92       5.64      5.98     6.41      6.68
Portfolio turnover rate (%)        25.35      18.55     15.84     6.98      9.23


CLASS B
----------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.52      11.51
period

                                --------------------------------
Net investment income               .59        .11
 Net realized and unrealized
 gains (losses)                   (1.07)      -
                                --------------------------------
Total from investment              (.48)       .11
operations
                                --------------------------------
 investment income                 (.59)/4/6   (.10)
                                --------------------------------
Distribution from net realized    -/6          -
gains

Net asset value, end of period    10.45      11.52
                                --------------------------------
Total return (%)/7                (4.27)       .96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 ($ x 1,000)                     92,099     15,487
Ratios to average net assets:
(%)
 Expenses                          1.17       1.18/8
 Net investment income             5.44       5.06/8
Portfolio turnover rate (%)       25.35      18.55

HIGH YIELD FUND (CONT.)

CLASS C                                     YEAR ENDED FEBRUARY 29,
--------------------------------------------------------------------------------
                                  2000/1     1999/2     1998     1997     1996/3
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.56      11.75     11.26    11.24     10.81
year

                                ------------------------------------------------
 Net investment income              .59        .60       .63      .66       .56
 Net realized and unrealized
 gains (losses)                   (1.08)      (.18)      .48      .03       .42
                                ------------------------------------------------
Total from investment              (.49)       .42      1.11      .69       .98
operations
                                ------------------------------------------------
 Distributions from net

 investment income                 (.59)4     (.59)     (.62)    (.67)4    (.55)
 Distributions from net

realized gains                    -6          (.02)     -        -         -
                                ------------------------------------------------
Total distributions                (.59)      (.61)     (.62)    (.67)     (.55)
                                ------------------------------------------------
Net asset value, end of year      10.48      11.56     11.75    11.26     11.24
                                ------------------------------------------------
Total return (%)/7                (4.41)      3.69     10.15     6.36      9.27

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    540,932    631,974   423,264  194,400   48,163
1,000)

Ratios to average net assets:
(%)
 Expenses                          1.17      1.18      1.18     1.18      1.18/8
 Net investment income             5.35      5.07      5.38     5.78      6.07/8
Portfolio turnover rate (%)       25.35     18.55     15.84     6.98      9.23

1. Based on average shares outstanding.
2. For the period January 1, 1999 (effective date) to February 28, 1999 for Class B.
3. For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.
4. Includes distributions in excess of net investment income in the amount of $.003.
5. Includes distributions in excess of net investment income in the amount of $.008.
6. The Fund made a capital gain distribution of $.003.
7. Total return does not include sales charges, and is not annualized.
8. Annualized.

NEW JERSEY FUND

CLASS A                                     YEAR ENDED FEBRUARY 29,
--------------------------------------------------------------------------------
                                2000/1/2    1999      1998     1997      1996/3
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.96      11.92     11.61    11.68     11.28
year                            ------------------------------------------------
 Net investment income              .60        .61       .63      .64       .65
 Net realized and unrealized
 gains (losses)                    (.96)       .05       .32     (.06)      .39
                                ------------------------------------------------
Total from investment              (.36)       .66       .95      .58      1.04
operations                      ------------------------------------------------
Distributions from net

 investment income                 (.61)4,5   (.62)     (.64)    (.65)     (.64)
                                ------------------------------------------------
Net asset value, end of year      10.99      11.96     11.92    11.61     11.68
                                ------------------------------------------------
Total return (%)/7                (3.08)      5.63      8.37     5.13      9.43

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    617,407    681,818   636,929  574,691   564,864
1,000)

Ratios to average net assets:
(%)
 Expenses                           .65        .65       .66      .64       .65
 Net investment income             5.23       5.06      5.34     5.58      5.65
Portfolio turnover rate (%)       21.21       5.43     12.77     8.87     12.04


CLASS B
------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     10.89
period

                                ----------------
 Net investment income              .06
 Net realized and unrealized
 gains (losses)                     .10
                                ----------------
Total from investment               .16
operations
                                ----------------
Distributions from net
 investment income                 (.05)
                                ----------------
Net asset value, end of period    11.00
                                ----------------
Total return (%)/7                 1.44

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
($ x 226 1,000) Ratios to
average net assets: (%)
 Expenses                          1.20/8
 Net investment income             4.66/8
Portfolio turnover rate (%)       21.21


NEW JERSEY FUND (CONT.)

CLASS C                                     YEAR ENDED FEBRUARY 29,
--------------------------------------------------------------------------------
                                 2000/1/2    1999      1998     1997     1996/3
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     12.03      11.98     11.66    11.72     11.30
year                            ------------------------------------------------
 Net investment income              .54        .54       .56      .57       .49
 Net realized and unrealized
 gains (losses)                    (.98)       .06       .33     (.05)      .40
                                ------------------------------------------------
Total from investment              (.44)       .60       .89      .52       .89
operations
                                ------------------------------------------------
Distributions from net

 investment income                 (.54)5,6   (.55)     (.57)    (.58)     (.47)
                                ------------------------------------------------
Net asset value, end of year      11.05      12.03     11.98    11.66     11.72
                                ------------------------------------------------
Total return (%)/7                (3.69)      5.09      7.84     4.57      8.02

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    46,403     48,715    28,139   13,095    4,542
1,000)

Ratios to average net assets:
(%)
 Expenses                         1.20       1.21      1.21     1.21      1.23/8
 Net investment income            4.67       4.50      4.77     5.01      5.15/8
Portfolio turnover rate (%)      21.21       5.43     12.77     8.87     12.04

1. Based on average shares outstanding.
2. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
3. For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.
4. Includes distributions in excess of net investment income in the amount of $.006.
5. The Fund made a capital gain distribution of $.003.
6. Includes distributions in excess of net investment income in the amount of $.005.
7. Total return does not include sales charges, and is not annualized.
8. Annualized.

OREGON FUND

CLASS A                                     YEAR ENDED FEBRUARY 29,
--------------------------------------------------------------------------------
                                  2000/1     1999      1998     1997     1996/2
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of      11.83      11.86     11.55    11.60     11.22
year                            ------------------------------------------------
 Net investment income               .58        .59       .62      .63       .63
 Net realized and unrealized
 gains (losses)                    (1.02)      (.01)      .31     (.05)      .38
                                ------------------------------------------------
Total from investment               (.44)       .58       .93      .58      1.01
operations                      ------------------------------------------------
Distributions from net

 investment income                 (.58)      (.61)     (.62)    (.63)     (.63)
                                ------------------------------------------------
Net asset value, end of year      10.81      11.83     11.86    11.55     11.60
                                ------------------------------------------------
Total return (%/3                 (3.76)      5.12      8.21     5.13      9.19

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    432,675    483,664   427,022  384,003   375,415
1,000)

Ratios to average net assets:
(%)
 Expenses                            .66        .67       .67      .66       .66
 Net investment income              5.16       5.00      5.33     5.52      5.51
Portfolio turnover rate (%)        24.58      10.65     12.18     4.47      6.52


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.90      11.92     11.61    11.65     11.23
year                            ------------------------------------------------
 Net investment income              .52        .53       .56      .56       .47
 Net realized and unrealized
 gains (losses)                   (1.02)      -          .31     (.04)      .41
                                ------------------------------------------------
Total from investment              (.50)       .53       .87      .52       .88
operations                      ------------------------------------------------

Distributions from net
 investment income                 (.52)      (.55)     (.56)    (.56)     (.46)
                                ------------------------------------------------
Net asset value, end of year      10.88      11.90     11.92    11.61     11.65
                                ------------------------------------------------
Total return (%)/3                (4.36)      4.59      7.66     4.59      7.99

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    34,071     32,962    15,946   7,100     2,044
1,000)

Ratios to average net assets:
(%)
 Expenses                          1.21      1.23      1.22     1.23      1.24/4
 Net investment income             4.62      4.44      4.74     4.93      4.87/4
Portfolio turnover rate (%)       24.58     10.65     12.18     4.47      6.52

1. Based on average shares outstanding.
2. For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.


PENNSYLVANIA FUND

CLASS A                                     YEAR ENDED FEBRUARY 29,
---------------------------------------------------------------------------------
                                 2000/1/2     1999      1998     1997     1996/3
---------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of      10.52      10.56     10.39    10.44     10.16
year                            -------------------------------------------------
 Net investment income               .53        .55       .58      .60       .62
 Net realized and unrealized
 gains (losses)                     (.97)      (.02)      .32     (.04)      .29
                                -------------------------------------------------
Total from investment               (.44)       .53       .90      .56       .91
operations
                                -------------------------------------------------
 Distributions from net

 investment income                  (.53)4     (.55)     (.58)    (.61)     (.63)
 In excess of net investment        -          (.01)     (.01)    -         -
income
 Distributions from net

realized gains                     -6          (.01)     (.14)    -         -
                                -------------------------------------------------
Total distributions                 (.53)      (.57)     (.73)    (.61)     (.63)
                                -------------------------------------------------
Net asset value, end of year        9.55      10.52     10.56    10.39     10.44
                                -------------------------------------------------
Total return (%)/7                 (4.24)      5.11      8.90     5.53      9.15

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    639,004    758,942   713,141  658,339   639,847
1,000)

Ratios to average net assets:
(%)
 Expenses                            .66        .65       .65      .64       .64
 Net investment income              5.32       5.17      5.49     5.84      5.96
Portfolio turnover rate (%)        24.21      11.11     12.74    22.24      9.71


CLASS B
----------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of       9.47
period                          --------------------
 Net investment income               .04
 Net realized and unrealized
 gains (losses)                      .08
                                --------------------
Total from investment                .12
operations
                                --------------------
Distributions from net
 investment income                  (.04)
                                --------------------
Net asset value, end of period      9.55
                                --------------------
Total return (%)/7                  1.27

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
($ x 186 1,000) Ratios to
average net assets: (%)
 Expenses                           1.21/8
 Net investment income              5.06/8
Portfolio turnover rate (%)        24.21

PENNSYLVANIA FUND (CONT.)

CLASS C                                     YEAR ENDED FEBRUARY 29,
--------------------------------------------------------------------------------
                                 2000/1/2    1999      1998     1997     1996/3
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     10.57      10.61     10.43    10.47     10.17
year                             -----------------------------------------------
 Net investment income              .48        .49       .52      .55       .47
 Net realized and unrealized
 gains (losses)                    (.97)      (.03)      .33     (.05)      .30
                                ------------------------------------------------
Total from investment              (.49)       .46       .85      .50       .77
operations                      ------------------------------------------------
 Distributions from net
 investment income                 (.48)4     (.49)5    (.53)    (.54)     (.47)
 Distributions from net           -6          (.01)     (.14)    -         -
realized gains                  ------------------------------------------------
Total distributions                (.48)      (.50)     (.67)    (.54)     (.47)
                                ------------------------------------------------
Net asset value, end of year       9.60      10.57     10.61    10.43     10.47
                                ------------------------------------------------
Total return (%)/7               (4.76)      4.50      8.35     4.98      7.71

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    40,973     41,917    25,899   11,935    3,110
1,000)

Ratios to average net assets:
(%)
 Expenses                          1.21      1.21      1.21     1.21      1.22/8
 Net investment income             4.77      4.61      4.89     5.22      5.36/8
Portfolio turnover rate (%)       24.21     11.11     12.74    22.24      9.71

1. Based on average shares outstanding.
2. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
3. For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.
4. Includes distributions in excess of net investment income in the amount of $.0001.
5. Includes distributions in excess of net investment income in the amount of $.004.
6. The Fund made a capital gain distribution of $.0002.
7. Total return does not include sales charges, and is not annualized.
8. Annualized.



PUERTO RICO FUND
CLASS A                                     YEAR ENDED FEBRUARY 29,
--------------------------------------------------------------------------------
                                  2000/1      1999      1998     1997     1996/2
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of      11.88      11.86     11.51    11.59     11.31
year                            ------------------------------------------------
 Net investment income               .59        .60       .62      .65       .66
 Net realized and unrealized
 gains (losses)                     (.92)       .06       .36      .02       .30
                                ------------------------------------------------
Total from investment               (.33)       .66       .98      .67       .96
operations
                                ------------------------------------------------
 Distributions from net

 investment income                (.58)      (.60)3    (.62)    (.65)3    (.67)4
 Distributions from net

realized gains                    (.02)      (.04)     (.01)    (.10)     (.01)
                                ------------------------------------------------
Total distributions               (.60)      (.64)     (.63)    (.75)     (.68)
                                ------------------------------------------------
Net asset value, end of year     10.95      11.88     11.86    11.51     11.59
                                ------------------------------------------------
Total return (%)/5               (2.91)      5.68      8.78     6.03      8.68

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    195,157    218,753   210,325  192,525   190,577
1,000)

Ratios to average net assets:
(%)
 Expenses                           .74        .74       .75      .73       .74
 Net investment income             5.14       4.98      5.35     5.62      5.71
Portfolio turnover rate (%)       13.41      20.19      7.94    21.09     27.99

CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)

Net asset value, beginning of     11.89      11.87     11.53    11.62     11.32
year                            ------------------------------------------------

 Net investment income              .53        .53       .56      .58       .50
 Net realized and unrealized
 gains (losses)                    (.92)       .06       .34      .02       .30
                                ------------------------------------------------
Total from investment              (.39)       .59       .90      .60       .80
operations                      ------------------------------------------------
 Distributions from net
 investment income                 (.51)      (.53)6    (.55)    (.59)     (.49)
 Distributions from net

realized gains                     (.02)      (.04)     (.01)    (.10)     (.01)
                                ------------------------------------------------
Total distributions                (.53)      (.57)     (.56)    (.69)     (.50)
                                ------------------------------------------------
Net asset value, end of year      10.97      11.89     11.87    11.53     11.62
                                ------------------------------------------------
Total return (%)/5                (3.37)      5.09      8.07     5.33      7.21

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year ($ x    7,270      7,050     3,615    1,679      533
1,000)

Ratios to average net assets:
(%)
 Expenses                          1.30      1.30      1.31     1.30      1.32/7
 Net investment income             4.60      4.43      4.78     5.04      5.16/7
Portfolio turnover rate (%)       13.41     20.19      7.94    21.09     27.99

1. Based on average shares outstanding.
2. For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.
3. Includes distributions in excess of net investment income in the amount of $.006.
4. Includes distributions in excess of net investment income in the amount of $.001.
5. Total return does not include sales charges, and is not annualized.
6. Includes distributions in excess of net investment income in the amount of $.004.
7. Annualized.

YOUR ACCOUNT

[Insert graphic of pencil marking an X] CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.


Class A                       Class B                      Class C
--------------------------------------------------------------------------------------

o Initial sales charge of    o No initial sales charge    o Initial sales charge of 1%
  2.25% or less (Federal
  Intermediate Fund) or
  4.25% or less (all other
  Funds)

o Deferred sales charge of   o Deferred sales charge       o Deferred sales charge 1%
  1% on purchases of $1        of 4% on shares you sell      on shares you sell
  million or more sold         within the first year,        within 18 months
  within 12 months             declining to 1% within
                               six years and eliminated
                               after that

o Lower annual expenses      o Higher annual expenses      o Higher annual expenses
  than Class B or C due to     than Class A (same as         than Class A (same as
  lower distribution fees      Class C) due to higher        Class B) due to higher
                               distribution fees.            distribution fees. No
                               Automatic conversion to       conversion to Class A
                               Class A shares after          shares, so annual
                               eight years, reducing         expenses do not decrease.
                               future annual expenses.
--------------------------------------------------------------------------------------

              THE ARIZONA, NEW JERSEY AND PENNSYLVANIA FUNDS BEGAN
                  OFFERING CLASS B SHARES ON FEBRUARY 1, 2000.
                            SALES CHARGES - CLASS A

                                   THE SALES CHARGE MAKES   WHICH EQUALS THIS %
                                      UP THIS % OF THE          OF YOUR NET
WHEN YOU INVEST THIS AMOUNT            OFFERING PRICE           INVESTMENT
--------------------------------------------------------------------------------
ALL FUNDS (EXCEPT FEDERAL
INTERMEDIATE)

Under $100,000                              4.25                    4.44
$100,000 but under $250,000                 3.50                    3.63
$250,000 but under $500,000                 2.50                    2.56
$500,000 but under $1 million               2.00                    2.04

FEDERAL INTERMEDIATE FUND

Under $100,000                              2.25                    2.30
$100,000 but under $250,000                 1.75                    1.78
$250,000 but under $500,000                 1.25                    1.26
$500,000 but under $1 million               1.00                    1.01


INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 44), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 43). The CDSC will not apply to purchases over $250 million in the High Yield Fund.

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 10% per year for each Fund, to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES WITHIN             THIS % IS DEDUCTED FROM
THIS MANY YEARS AFTER BUYING THEM          YOUR PROCEEDS AS A CDSC

1 Year                                                4
2 Years                                               4
3 Years                                               3
4 Years                                               3
5 Years                                               2
6 Years                                               1
7 Years                                               0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 43). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                                  THE SALES CHARGE
                                   MAKES UP THIS %        WHICH EQUALS THIS %
WHEN YOU INVEST THIS AMOUNT     OF THE OFFERING PRICE   OF YOUR NET INVESTMENT

Under $1 million                        1.00                     1.01

     WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE
       THERE IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE
                                     LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 50 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S.

registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

             TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE APPROPRIATE
                      SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

[Insert graphic of paper with lines and someone writing] BUYING SHARES

MINIMUM INVESTMENTS

--------------------------------------------------------------------------------
                                      INITIAL                 ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                      $1,000                  $50
Automatic investment plans            $50                     $50
UGMA/UTMA accounts                    $100                    $50
Broker-dealer sponsored wrap account  $250                    $50
programs
Full-time employees, officers,        $100                    $50
trustees and directors of
Franklin Templeton entities, and
their immediate family members

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 49). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

Buying shares

--------------------------------------------------------------------------------
                            Opening an account         Adding to an account
--------------------------------------------------------------------------------
[Insert graphic of hands    Contact your investment    Contact your investment
shaking] Through your       representative             representative
investment representative

--------------------------------------------------------------------------------
[Insert graphic of phone]   If you have another        Before requesting a
By Phone                    Franklin Templeton         telephone purchase,
                            account with your bank     please make sure we have
(Up to $100,000             account information on     your bank account
per day)                    file, you may open a new   information on file. If
1-800/632-2301              account by phone. The      we do not have this
                            accounts must be           information, you will
                            identically registered.    need to send written
                                                       instructions with your
                            To make a same day         bank's name and address,
                            investment, please call    a voided check or
                            us by 1:00 p.m. Pacific    savings account deposit
                            time or the close of the   slip, and a signature
                            New York Stock Exchange,   guarantee if the
                            whichever is earlier.      ownership of the bank
                                                       and Fund accounts is
                                                       different.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.

--------------------------------------------------------------------------------
[Insert graphic of          Make your check payable
envelope] By Mail           to the Fund.               Make your check payable
                                                       to the Fund. Include
                            Mail the check and your    your account number on
                            signed application to      the check.
                            Investor Services.
                                                       Fill out the deposit slip
                                                       from your account
                                                       statement. If you do not
                                                       have a slip, include a
                                                       note with your name, the
                                                       Fund name, and your
                                                       account number.

                                                       Mail the check and
                                                       deposit slip or note to
                                                       Investor Services.

--------------------------------------------------------------------------------

(cont.)

Buying shares (cont.)
--------------------------------------------------------------------------------
                            Opening an account         Adding to an account
--------------------------------------------------------------------------------
[Insert graphic of three    Call to receive a wire     Call to receive a wire
lightning bolts] By Wire    control number and wire    control number and wire
                            instructions.              instructions.
1-800/632-2301
(or 1-650/312-2000          Wire the funds and mail    To make a same day wire
collect)                    your signed application    investment, please call
                            to Investor Services.      us by 1:00 p.m. Pacific
                            Please include the wire    time and make sure your
                            control number or your     wire arrives by 3:00 p.m.
                            new account number on the
                            application.

                            To make a same day wire
                            investment, please call us
                            by 1:00 p.m. Pacific time
                            and make sure your wire
                            arrives by 3:00 p.m.

--------------------------------------------------------------------------------
[Insert graphic of two      Call Shareholder Services  Call Shareholder
arrows pointing in          at the number below, or    Services at the number
opposite directions] By     send signed written        below or our automated
Exchange                    instructions. The          TeleFACTS system, or
                            TeleFACTS system cannot    send signed written
TeleFACTS(R)                be used to open a new      instructions.
1-800/247-1753              account.
(around-the-clock access)                              (Please see page 50 for
                            (Please see page 50 for    information on
                            information on exchanges.) exchanges.)

--------------------------------------------------------------------------------

                   FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                               CALL TOLL-FREE: 1-800/632-2301
                (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                       SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with headset] INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of a Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.

[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

shares are held in that Fund will count towards the eight year period for automatic conversion to Class A shares.

Because excessive trading can hurt Fund performance, operations and shareholders, each Fund, effective September 15, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 55).

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of certificate] SELLING SHARES

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

[End callout]

A notary public CANNOT provide a signature guarantee.

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

SELLING SHARES

--------------------------------------------------------------------------------
                          TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
[Insert graphic of hands  Contact your investment representative shaking] THROUGH
YOUR INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
[Insert graphic of          Send written instructions and endorsed share
envelope] BY MAIL           certificates (if you hold share certificates) to
                            Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

                            Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                            A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

--------------------------------------------------------------------------------
[Insert graphic of phone]   As long as your transaction is for $100,000 or
BY PHONE                    less, you do not hold share certificates and you
                            have not changed your address by phone within the
1-800/632-2301              last 15 days, you can sell your shares by phone.

                            A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

--------------------------------------------------------------------------------
[Insert graphic of three    You can call or write to have redemption proceeds
lightning bolts] By         sent to a bank account. See the policies above for
Electronic Funds            selling shares by mail or phone.

Transfer (ACH)
                            Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                            If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.

--------------------------------------------------------------------------------
[Insert graphic of two      Obtain a current prospectus for the fund you are
arrows pointing in          considering.
opposite directions] By
Exchange                    Call Shareholder Services at the number below or
                            our automated TeleFACTS system, or send signed
TeleFACTS(R)                written instructions. See the policies above for
1-800/247-1753              selling shares by mail or phone.
(around-the-clock
access)                     If you hold share certificates, you will need to
                            return them to the Fund before your exchange can be
                            processed.
--------------------------------------------------------------------------------

                   FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                               CALL TOLL-FREE: 1-800/632-2301
                (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                       SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE Each Fund calculates its net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Funds' financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The Funds do not allow investments by market timers. You will be considered a market timer if you have (i) requested an exchange out of the Fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may refuse any order to buy shares, including any purchase under the exchange privilege.

o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.

o The Funds may modify or discontinue the exchange privilege on 60 days' notice.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, each Fund reserves the right to make payments in securities or other assets of the Fund, in the case of an emergency or if the payment by check, wire or electronic Funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

ALL FUNDS

(EXCEPT FEDERAL INTERMEDIATE)              CLASS A      CLASS B     CLASS C
----------------------------------------------------------------------------
COMMISSION (%)                                 -        3.00        2.00
Investment under $100,000                   4.00           -           -
$100,000 but under $250,000                 3.25           -           -
$250,000 but under $500,000                 2.25           -           -
$500,000 but under $1 million               1.85           -           -
$1 million or more                    up to 0.75/1         -           -
12B-1 FEE TO DEALER                         0.10       0.15/2       0.65/3

FEDERAL INTERMEDIATE FUND

COMMISSION (%)                                 -
Investment under $100,000                   2.00
$100,000 but under $250,000                 1.50
$250,000 but under $500,000                 1.00
$500,000 but under $1 million               0.85
$1 million or more                    up to 0.75/1
12B-1 FEE TO DEALER                         0.10

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee. 2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

[Insert graphic of question mark] QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                             HOURS (PACIFIC TIME,
DEPARTMENT NAME           TELEPHONE NUMBER   MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------

Shareholder Services      1-800/632-2301     5:30 a.m. to 5:00 p.m.
                                             6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information          1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                          (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services       1-800/527-2020     5:30 a.m. to 5:00 p.m.
Advisor Services          1-800/524-4040     5:30 a.m. to 5:00 p.m.
Institutional Services    1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)    1-800/851-0637     5:30 a.m. to 5:00 p.m.

This page intentionally left blank.

Investment Company Act file # 811-4149                           TF3 P 07/00





GOF STKP

                       SUPPLEMENT DATED JANUARY 2, 2001
                TO THE PROSPECTUSES OF FRANKLIN TEMPLETON FUNDS

FRANKLIN FLOATING RATE TRUST, DATED DECEMBER 1, 2000*

FRANKLIN HIGH INCOME TRUST, DATED OCTOBER 1, 2000

FRANKLIN CUSTODIAN FUNDS, INC., DATED FEBRUARY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MONEY FUND, DATED NOVEMBER 1, 2000

FRANKLIN TAX-EXEMPT MONEY FUND, DATED DECEMBER 1, 2000

FRANKLIN NEW YORK TAX-FREE INCOME FUND,
DATED OCTOBER 1, 2000

FRANKLIN FEDERAL TAX-FREE INCOME FUND,
DATED SEPTEMBER 1, 2000

FRANKLIN FEDERAL MONEY FUND, DATED NOVEMBER 1, 2000

FRANKLIN CALIFORNIA TAX-FREE TRUST, DATED NOVEMBER 1, 2000

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND,
DATED AUGUST 1, 2000

FRANKLIN NEW YORK TAX-FREE TRUST, DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN GOLD AND PRECIOUS METALS FUND,
DATED DECEMBER 1, 2000

FRANKLIN ASSET ALLOCATION FUND, DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1 AND 26, 2000

FRANKLIN GROWTH AND INCOME FUND, DATED NOVEMBER 1, 2000

FRANKLIN INVESTORS SECURITIES TRUST, DATED MARCH 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO, DATED FEBRUARY 1, 2000, AS
SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MANAGED TRUST, DATED FEBRUARY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MUNICIPAL SECURITIES TRUST, DATED OCTOBER 1, 2000

FRANKLIN TEMPLETON INTERNATIONAL TRUST, DATED MARCH 1, 2000, AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN REAL ESTATE SECURITIES TRUST,
DATED SEPTEMBER 1, 2000

FRANKLIN STRATEGIC SERIES, DATED SEPTEMBER 1, 2000,
AS SUPPLEMENTED OCTOBER 31 AND DECEMBER 1, 2000

FRANKLIN TEMPLETON GLOBAL TRUST, DATED MARCH 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN MUTUAL SERIES FUND INC., DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN VALUE INVESTORS TRUST, DATED MARCH 1, 2000
AND JUNE 1, 2000, AS SUPPLEMENTED SEPTEMBER 1, 2000

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES,
DATED DECEMBER 1, 2000

FRANKLIN TEMPLETON MONEY FUND TRUST,
DATED NOVEMBER 1, 2000

FRANKLIN TAX-FREE TRUST, DATED JULY 1, 2000,
AS SUPPLEMENTED NOVEMBER 14, 2000

TEMPLETON GLOBAL INVESTMENT TRUST, DATED AUGUST 1, 2000, AS SUPPLEMENTED NOVEMBER 8, 2000

TEMPLETON GLOBAL OPPORTUNITIES TRUST, DATED MAY 1, 2000, AS SUPPLEMENTED SEPTEMBER 1, 2000

TEMPLETON DEVELOPING MARKETS TRUST, DATED MAY 1, 2000,
AS SUPPLEMENTED SEPTEMBER 1, 2000

(EACH AS MAY BE FURTHER SUPPLEMENTED OR AMENDED FROM TIME-TO-TIME)

Franklin Templeton is adding online services that will allow you to process certain transactions online. The sections under YOUR ACCOUNT are amended as follows:


[Insert graphic of paper with lines and someone writing]  BUYING SHARES
                                                          -------------

I. Replace the instructions "By Phone" and "By Exchange" with the following:

----------------------------------------------------------------------
[Insert graphic of       If you have another   Before requesting a
phone and computer]      Franklin Templeton    telephone or online
                         fund account with     purchase into an
BY PHONE/ONLINE          your bank account     existing account,1
                         information on file,  please make sure we
(Up to $100,000 per      you may open a new    have your bank
shareholder per day)     account by phone.1    account information
                         At this time, a new   on file. If we do not
1-800/632-2301           account may not be    have this
(or 1-800/448-FUND       opened online.        information, you will
for Class Z)                                   need to send written
                         To make a same day    instructions with
franklintempleton.com    investment, your      your bank's name and
                         phone order must be   address, a voided
NOTE: CERTAIN ACCOUNT    received and          check or savings
TYPES ARE NOT AVAILABLE  accepted by us by     account deposit slip,
FOR ONLINE ACCOUNT       1:00 p.m. Pacific     and a signature
ACCESS                   time or the close     guarantee if the bank
                         of the New York Stock and Fund accounts do
                         Exchange, whichever   not have at least one
                         is earlier./2         common owner.

                                               To make a same day
                                               investment, your
                                               phone or online order
                                               must be received and
                                               accepted by us by
                                               1:00 p.m. Pacific
                                               time or the close of
                                               the New York Stock
                                               Exchange, whichever
                                               is earlier./2
----------------------------------------------------------------------
[Insert graphic of two   Call Shareholder      Call Shareholder
arrows pointing in       Services at the       Services at the
opposite directions]     number below, or      number below or our
                         send signed written   automated TeleFACTS/3
BY EXCHANGE              instructions. You     system, or send
                         also may place an     signed written
TeleFACTS(R)/3           online exchange       instructions. You
                         order. The            also may place an
1-800/247-1753           TeleFACTS/3 system    online exchange order.
(around-the-clock        cannot beused to
access)                  open a new account.   (Please see Exchange
                                               Privilege under
franklintempleton.com    (Please see Exchange  Investor Services for
                         Privilege under       information on
                         Investor Services     exchanges.)
                         for information on
                         exchanges.)

----------------------------------------------------------------------
INVESTOR SERVICES

II. Replace TELEPHONE PRIVILEGES with the following sections:

FRANKLIN TEMPLETON ONLINE You can visit us online at franklintempleton.com for around-the-clock viewing of information about most Franklin Templeton funds or to register to view your accounts online. After mid-January you may also register for online transactions that will allow you to buy, sell, or exchange your shares and make certain changes to your account. Some account types may not be able to process any or all transactions online.

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct the following transactions by phone or online: buy, sell, or exchange shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans, money fund check orders).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

For accounts with more than one registered owner, telephone/online privileges allow the Fund to accept online registration or telephone/online instructions for transactions from only one owner. As long as you have telephone/online exchange privileges on your account, you may exchange shares by phone or online from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions.

Additionally, if you have telephone privileges on an account with more than one owner, the Fund will accept written instructions signed by only one owner for transactions that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

[Insert graphic of certificate]  SELLING SHARES
                                 --------------

III. Replace SELLING RECENTLY PURCHASED SHARES with the following paragraph:

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft, or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified cashier's check may clear in less time

IV. Replace the instructions "By Phone," "By Electronics Fund Transfer" and "By Exchange" with the following:

SELLING SHARES
----------------------------------------------------------------------
                         TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------
[Insert graphic of       As long as your transaction is for $100,000
phone and computer]      or less, you do not hold share certificates
                         and you have not changed your address by
                         phone or online within the last 15 days,
BY PHONE/ONLINE          you can sell your shares by phone or online.

1-800/632-2301           A check will be mailed to the name(s) and
(or 1-800/448-FUND       address on the account. Written
for Class Z)             instructions, with a signature guarantee,
                         are required to send the check to another
franklintempleton.com    address or to make it payable to another
                         person.

                         (Please see Telephone/Online Privileges
                         under Investor Services for more
                         information.)
----------------------------------------------------------------------
[Insert graphic of       You can call, write, or visit us online to
three lightning bolts]   have redemption proceeds sent to a bank
                         account. See the policies above for selling
BY ELECTRONIC FUNDS      shares by mail, phone, or online.
TRANSFER (ACH)
                         Before requesting to have redemption
                         proceeds sent to a bank account, please
                         make sure we have your bank account
                         information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                         If we receive your request in proper form
                         by 1:00 p.m. Pacific time,2 proceeds sent
                         by ACH generally will be available within
                         two to three business days.
----------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund
arrows pointing in       you are considering. Prospectuses are
opposite directions]     available online at franklintempleton.com.

BY EXCHANGE              Call Shareholder Services at the number
                         below or our automated TeleFACTS/3 system,
TeleFACTS(R)/3           or send signed written instructions. You
1-800/247-1753           also may place an exchange order online.
(around-the-clock        See the policies above for selling shares
access)                  by mail, phone, or online.

                         If you hold share certificates you will
                         need to return them to the Fund before your
                         exchange can be processed. (Please see
                         Exchange Privilege under Investor Services
                         for information on exchanges.)
----------------------------------------------------------------------

[Insert graphic of pen and paper]  ACCOUNT POLICIES
                                   ----------------

V. Replace the paragraph STATEMENTS AND REPORTS with the following 2 paragraphs:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You can also review these documents online at franklintempleton.com.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and will also receive copies of all notifications and statements and other information about your account directly from the Fund.

VI. Add the following sentence to ADDITIONAL POLICIES:

The Fund may modify, suspend, or terminate telephone/online privileges at any time.

*For provisions for exchanging and selling shares, please see the Fund's prospectus.

1. You may buy shares of the Franklin Templeton Money Fund Trust only in exchange for Class B or C shares of other Franklin Templeton funds. Please see BUYING SHARES in the prospectus.
2. The timing is 3:00 p.m. Pacific time for Money Funds.
3. You cannot use the TeleFACTS option to exchange shares in the Advisor Class or Class Z.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






SHAREHOLDER LETTER



Dear Shareholder:

This annual report for Franklin Tax-Free Trust covers the 12 months ended February 29, 2000.

The year under review was marked by economic strength, as U.S. gross domestic product (GDP) rose 4.2%, consumer confidence remained strong and unemployment hit a 30-year low. In fact, the domestic economy grew for a record 107th month in a row, and domestic stock markets surged to all-time highs. Even in the face of such economic expansion, inflation as measured by the Consumer Price Index was 2.7% for calendar year 1999, lower than many feared. In spite of the surging economy, some large market segments were left out or actually suffered through the period. The Standard and Poor's 500(R) (S&P 500(R)) Index rose 11.7% from March 1, 1999, through February 29, 2000; however, 66% of the stocks that comprise the index were down. Meanwhile, the Nasdaq(R) Index more than doubled during the same period, advancing 105.8%, although 40% of the index's shares declined.(1)

Bond markets experienced similar contrasts. They started the period in what looked to be a potentially positive year due to the interest-rate environment. However, the Federal Reserve Board (the Fed) raised interest rates 0.25% on four separate occasions due to inflation fears. This contributed to one of the worst years that bond markets have ever experienced. The yield on the 30-year Treasury rose from 5.58% on February 28, 1999, to 6.14% on February 29, 2000, reaching a high of 6.75% on January 20, 2000. The price on the Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of the municipal bond market, dropped 13.1% during the reporting period. As interest rates and yields increased, the dollar value of bonds decreased, meaning bond funds in general depreciated in value.


CONTENTS

Shareholder Letter ....................................................        1

Fund Reports

Franklin Arizona
Tax-Free Income Fund ..................................................        4

Franklin Colorado
Tax-Free Income Fund ..................................................       11

Franklin Connecticut
Tax-Free Income Fund ..................................................       16

Franklin Federal
Intermediate-Term
Tax-Free Income Fund ..................................................       21

Franklin High Yield
Tax-Free Income Fund ..................................................       25

Franklin New Jersey
Tax-Free Income Fund ..................................................       32

Franklin Oregon
Tax-Free Income Fund ..................................................       39

Franklin Pennsylvania
Tax-Free Income Fund ..................................................       45

Franklin Puerto Rico
Tax-Free Income Fund ..................................................       51

Municipal Bond Ratings ................................................       56

Financial Highlights & Statement of Investments .......................       58

Financial Statements ..................................................      124

Notes to Financial Statements .........................................      135

Independent Auditors' Report ..........................................      142

Tax Designation .......................................................      143

[PYRAMID GRAPH]

(1.) Based on securities held in the Nasdaq Index for at least the 12 months ended 2/29/00.

WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.(*) You can find your fund's taxable equivalent distribution rate and yield in the Performance Summary that follows your fund's report.

Municipal bond supply in 1999 added pressure to the already volatile municipal bond market. Although less than in 1998, the $225 billion issuance in 1999 was the fourth-highest on record. Looking forward, we anticipate decreased new issuance in 2000. The near-record volume did have some benefit, as it helped municipal bonds remain cheap relative to Treasuries. During the year under review, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 101% of a comparable Treasury bond's yield. Historically, this ratio is about 90%. Because municipal bonds are tax-exempt, generally they yield less than Treasuries, which are subject to federal income tax. When municipals are yielding nearly the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost.

Please keep in mind that municipal bond funds continue to be an attractive investment for those investors seeking tax-free income. Depending on your federal and state tax rates, a taxable investment would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.

Looking forward, we anticipate that the Fed will monitor inflationary tendencies closely and probably raise interest rates again. If, as a result, the economy slows toward the end of 2000, the bond markets could begin to experience less volatility.

The last few times municipal bonds lost ground, they enjoyed sharp rebounds in the following year. For example, in 1994, when the Fed raised interest rates six times, the average general municipal bond fund lost 6.5% in total return. In the following year, rates declined, and the average municipal bond fund gained nearly 17%. Although there is no guarantee that bond markets and municipal bond funds will repeat past behavior, markets do go through up and down cycles. Predicting these cycles is very difficult, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the fund's total return performance.



(*)For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

We encourage you to discuss your financial goals with your investment representative, who can address concerns about volatility and help you diversify your investments and stay focused on the long term. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.



Sincerely,


/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Tax-Free Trust



/s/ Sheila Amoroso
Sheila Amoroso



/s/ Rafael R. Costas Jr.
Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors
Franklin Municipal Bond Department

CREDIT QUALITY BREAKDOWN(*)
Franklin Arizona Tax-Free Income Fund
Based on Total Long-Term Investments
2/29/00

[PIECHART]

AAA                                                                        49.7%
AA                                                                         15.0%
A                                                                          18.6%
BBB                                                                        12.1%
Below Investment Grade                                                      4.6%

(*)Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.


FRANKLIN ARIZONA TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Arizona Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Arizona state personal income taxes through a portfolio consisting primarily of Arizona municipal bonds.(1)

STATE UPDATE

[STATE OF ARIZONA GRAPHIC]

Arizona's economy retained its positive growth trend throughout the one-year review period, with the nation's third-highest employment growth rate for the 12 months ended October 1999.(2) Despite the state's rapid population growth rate, the second-highest in the nation after Nevada's, unemployment remained in line with the national average, as demonstrated by December's 4.1% rate for Arizona and the U.S.(3,4)

On the trade front, the state's 2.39% jump in exports for the first nine months of 1999 compared favorably with the 0.68% average gain for all states during the same period. Arizona should benefit from growth in California and Mexico, its leading domestic and international trading partners, respectively, as well as the upturn in Asia, a major market for the state's high-tech manufacturing. After California and Texas, Arizona ranked third in the nation for semiconductor and integrated circuits exports.(3)


The state maintained a healthy financial outlook during the review period. Rising employment and vibrant economic activity resulted in revenue growth, which outpaced increased spending and more than offset recent income tax cuts. The state's $353 net tax-supported per capita debt rate registered well below the $540 national median for 1999.(5) In addition, fiscal year 1999 revenues exceeded the budgeted forecast by $99.4 million, and fiscal year 2000-2001 revenues are expected to outpace the biennial budget estimates by $303 million.(6) With personal income, employment and population projected to grow faster than the national average, we anticipate a bright future for Arizona bonds.



(1.) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

(2.) Source: Arizona Department of Commerce, The Gold Sheet, Winter 2000.

(3.) Source: Standard & Poor's Ratings Direct, 8/19/99.

(4.) Source: Bureau of Labor Statistics, 2/18/2000.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 60.



PORTFOLIO NOTES

During the 12-month reporting period, we attempted to take advantage of the higher interest-rate environment to restructure the fund's portfolio, seeking to improve the fund's income-producing potential. We sold shorter maturity securities (in the 2015-2020 year range) and bought bonds with higher original issue discount (OID), or discount from par value at time of issuance. In addition, we booked tax losses, which can be carried forward in the portfolio to help offset taxable capital gains in the future and potentially lower shareholders' future tax liabilities.

The supply of Arizona bonds in 1999 was $3.307 billion, down 20.8% from 1998.(7) Franklin Arizona Tax-Free Income Fund participated in the year's largest Arizona issue, the $366 million Mesa Industrial and Development Agency Revenue (IDAR) bonds for Discovery Health, during the reporting period. We made this issue one of the portfolio's core positions, as the bonds were insured and offered at extremely attractive yields for Arizona. This purchase increased the portfolio's hospital/health care sector exposure from 16.7% on February 28, 1999, to 20.1% at the end of the reporting period. Other notable purchases during the period included Arizona Student Loan Acquisition Authority Revenue and Arizona State Transportation Board Highway Revenue.

The rise in interest rates during the period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.1%, and the Bond Buyer Municipal Bond Index (Bond Buyer 40) was off 13.1%. By comparison, your fund's Class A share price, as measured by net asset value, declined 9.4%.(8)


PORTFOLIO BREAKDOWN
FRANKLIN ARIZONA
TAX-FREE INCOME FUND
2/29/00

                                                                        % OF TOTAL
                                                                         LONG-TERM
SECTOR                                                                  INVESTMENTS
------                                                                  -----------
Utilities                                                                  23.8%

Hospital & Health Care                                                     20.1%

Prerefunded                                                                13.5%

General Obligation                                                          9.9%

Transportation                                                              7.3%

Tax-Supported Debt                                                          6.3%

Housing                                                                     5.3%

Corporate-Backed                                                            4.9%

Subject to Government Appropriation                                         3.9%

Higher Education                                                            2.5%

Other Revenue                                                               2.5%

(5.) Source: Moody's Investors Service.

(6.) Source: Joint Legislative Budget Committee Fiscal Policy Analysis for the Arizona Legislature, 1/2000.

(7.) Source: The Bond Buyer, 1/3/00.

(8.) Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

In addition, your fund offers a notable tax advantage over a comparable taxable investment. On page 9, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.31%, based on an annualization of the current 4.77 cent ($0.0477) per share dividend and the maximum offering price of $10.77 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Arizona state personal income tax bracket of 42.64% would need to earn 9.26% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows distribution rates and taxable equivalent distribution rates for Class B and C shares.

Going forward, Arizona's municipal bond supply for the remainder of 2000 is expected to remain stable, which should continue to make them attractive investments for investors seeking tax-free income. The fund will maintain its conservative portfolio management strategy while seeking to provide a high level of current income with a relatively stable share price.


DIVIDEND DISTRIBUTIONS(*)
FRANKLIN ARIZONA TAX-FREE INCOME FUND
3/1/99 - 2/29/00


                                               DIVIDEND PER SHARE
                              --------------------------------------------------
  MONTH                          CLASS A           CLASS B**           CLASS C
March                          4.75 cents               --            4.24 cents
April                          4.75 cents               --            4.24 cents
May                            4.75 cents               --            4.24 cents
June                           4.75 cents               --            4.27 cents
July                           4.75 cents               --            4.27 cents
August                         4.75 cents               --            4.27 cents
September                      4.75 cents               --            4.23 cents
October                        4.75 cents               --            4.23 cents
November                       4.75 cents               --            4.23 cents
December                       4.75 cents               --            4.27 cents
January                        4.75 cents               --            4.27 cents
February                       4.75 cents         2.71 cents          4.27 cents
                              -----------         ----------         -----------
TOTAL                         57.00 CENTS         2.71 CENTS         51.03 CENTS
                              ===========         ==========         ===========


(*)Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

(**)Effective February 1, 2000, the fund began offering Class B shares to investors. See the prospectus for details.


This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN ARIZONA
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge,but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year and aggregate total returns do not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


  CLASS A

  One-Year Total Return                             -4.15%

  Net Asset Value (NAV)                             $10.31 (2/29/00)            $11.38 (2/28/99)
  Change in NAV                                     -$1.07

  Distributions (3/1/99-2/29/00)                    Dividend Income             $0.5700
                                                    Long-Term Capital Gain      $0.0346
                                                    -----------------------------------
                                                    Total                       $0.6046

  CLASS B

  Aggregate Total Return                            +1.21%

  Net Asset Value (NAV)                             $10.32 (2/29/00)            $10.24 (2/1/00)
  Change in NAV                                     +$0.08

  Distributions (2/1/00-2/29/00)                    Dividend Income             $0.0271

  CLASS C

  One-Year Total Return                             -4.65%

  Net Asset Value (NAV)                             $10.38 (2/29/00)            $11.45 (2/28/99)
  Change in NAV                                     -$1.07

  Distributions (3/1/99-2/29/00)                    Dividend Income             $0.5103
                                                    Long-Term Capital Gain      $0.0346
                                                    -----------------------------------
                                                    Total                       $0.5449


Franklin Arizona Tax-Free Income Fund paid distributions derived from long-term capital gains of 3.46 cents ($0.0346) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE


                                                                      INCEPTION
  CLASS A                             1-YEAR      5-YEAR    10-YEAR    (9/1/87)
-------------------------------------------------------------------------------
  Cumulative Total Return(1)          -4.15%     +25.54%    +82.39%   +123.76%
  Average Annual Total Return(2)      -8.26%      +3.76%     +5.73%     +6.29%

                                                                      INCEPTION
  CLASS B                                                              (2/1/00)
-------------------------------------------------------------------------------
  Cumulative Total Return(1)                                            +1.21%
  Aggregate Total Return(2)                                             -2.79%

                                                                      INCEPTION
  CLASS C                                         1-YEAR     3-YEAR    (5/1/95)
-------------------------------------------------------------------------------
  Cumulative Total Return(1)                      -4.65%     +7.32%     +21.12%
  Average Annual Total Return(2)                  -6.54%     +2.05%     +3.83%

  SHARE CLASS                                        A          B          C
-------------------------------------------------------------------------------
  Distribution Rate(3)                             5.31%      4.99%      4.92%
  Taxable Equivalent Distribution Rate(4)          9.26%      8.70%      8.58%
  30-Day Standardized Yield(5)                     5.13%      4.86%      4.76%
  Taxable Equivalent Yield(4)                      8.94%      8.47%      8.30%

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Class B) per share on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Arizona state personal income tax bracket of 42.64%, based on the federal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN ARIZONA
TAX-FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                    -8.26%
5-Year                                                                    +3.76%
10-Year                                                                   +5.73%
Since Inception (9/1/87)                                                  +6.29%

AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                    -6.54%
3-Year                                                                    +2.05%
Since Inception (5/1/95)                                                  +3.83%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

CLASS A (3/1/90 - 2/29/00)

The following line graph compares the performance of Franklin Arizona Tax Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

             Franklin Arizona       Lehman Brothers
              Tax-Free Income        Municipal Bond
Date           Fund-Class A             Index*                   CPI*
----           ------------             ------                   ----
03/01/1990             $9,576                $10,000                    $10,000
03/31/1990     0.04%   $9,580        0.03%   $10,003       0.55%        $10,055
04/30/1990    -0.54%   $9,528       -0.72%   $9,931        0.16%        $10,071
05/31/1990     2.07%   $9,725        2.18%   $10,147       0.23%        $10,094
06/30/1990     1.00%   $9,823        0.88%   $10,237       0.54%        $10,149
07/31/1990     1.66%   $9,986        1.47%   $10,387       0.38%        $10,187
08/31/1990    -2.60%   $9,726       -1.45%   $10,237       0.92%        $10,281
09/30/1990    -0.06%   $9,720        0.06%   $10,243       0.84%        $10,367
10/31/1990     1.51%   $9,867        1.82%   $10,429       0.60%        $10,430
11/30/1990     2.18%  $10,082        2.01%   $10,639       0.22%        $10,453
12/31/1990     0.04%  $10,086        0.43%   $10,685       0.00%        $10,453
01/31/1991     1.77%  $10,265        1.34%   $10,828       0.60%        $10,515
02/28/1991     0.98%  $10,365        0.87%   $10,922       0.15%        $10,531
03/31/1991     0.23%  $10,389        0.03%   $10,925       0.15%        $10,547
04/30/1991     1.37%  $10,531        1.34%   $11,072       0.15%        $10,563
05/31/1991     0.70%  $10,605        0.89%   $11,170       0.30%        $10,594
06/30/1991    -0.18%  $10,586       -0.10%   $11,159       0.29%        $10,625
07/31/1991     1.52%  $10,747        1.22%   $11,295       0.15%        $10,641
08/31/1991     1.04%  $10,859        1.32%   $11,444       0.29%        $10,672
09/30/1991     1.41%  $11,012        1.30%   $11,593       0.44%        $10,719
10/31/1991     0.56%  $11,073        0.90%   $11,697       0.15%        $10,735
11/30/1991     0.37%  $11,114        0.28%   $11,730       0.29%        $10,766
12/31/1991     1.86%  $11,321        2.15%   $11,982       0.07%        $10,774
01/31/1992     0.53%  $11,381        0.23%   $12,010       0.15%        $10,790
02/29/1992    -0.04%  $11,377        0.03%   $12,013       0.36%        $10,829
03/31/1992     0.08%  $11,386        0.03%   $12,017       0.51%        $10,884
04/30/1992     0.77%  $11,473        0.89%   $12,124       0.14%        $10,899
05/31/1992     1.24%  $11,616        1.18%   $12,267       0.14%        $10,914
06/30/1992     1.25%  $11,761        1.68%   $12,473       0.36%        $10,954
07/31/1992     3.64%  $12,189        3.00%   $12,847       0.21%        $10,977
08/31/1992    -1.09%  $12,056       -0.97%   $12,723       0.28%        $11,007
09/30/1992     0.75%  $12,146        0.65%   $12,805       0.28%        $11,038
10/31/1992    -1.10%  $12,013       -0.98%   $12,680       0.35%        $11,077
11/30/1992     2.35%  $12,295        1.79%   $12,907       0.14%        $11,092
12/31/1992     1.30%  $12,455        1.02%   $13,039      -0.07%        $11,085
01/31/1993     1.27%  $12,613        1.16%   $13,190       0.49%        $11,139
02/28/1993     2.37%  $12,912        3.62%   $13,667       0.35%        $11,178
03/31/1993    -0.47%  $12,851       -1.06%   $13,522       0.35%        $11,217
04/30/1993     0.59%  $12,927        1.01%   $13,659       0.28%        $11,248
05/31/1993     0.54%  $12,997        0.56%   $13,735       0.14%        $11,264
06/30/1993     1.64%  $13,210        1.67%   $13,965       0.14%        $11,280
07/31/1993    -0.03%  $13,206        0.13%   $13,983       0.00%        $11,280
08/31/1993     1.99%  $13,469        2.08%   $14,274       0.28%        $11,311
09/30/1993     1.05%  $13,610        1.14%   $14,437       0.21%        $11,335
10/31/1993     0.27%  $13,647        0.19%   $14,464       0.41%        $11,382
11/30/1993    -0.47%  $13,583       -0.88%   $14,337       0.07%        $11,390
12/31/1993     1.97%  $13,851        2.11%   $14,639       0.00%        $11,390
01/31/1994     0.98%  $13,986        1.14%   $14,806       0.27%        $11,420
02/28/1994    -2.12%  $13,690       -2.59%   $14,423       0.34%        $11,459
03/31/1994    -3.20%  $13,252       -4.07%   $13,836       0.34%        $11,498
04/30/1994     0.47%  $13,314        0.85%   $13,953       0.14%        $11,514
05/31/1994     0.50%  $13,381        0.87%   $14,075       0.07%        $11,522
06/30/1994    -0.27%  $13,345       -0.61%   $13,989       0.34%        $11,562
07/31/1994     1.55%  $13,551        1.83%   $14,245       0.27%        $11,593
08/31/1994     0.40%  $13,606        0.35%   $14,295       0.40%        $11,639
09/30/1994    -0.94%  $13,478       -1.47%   $14,084       0.27%        $11,671
10/31/1994    -1.42%  $13,286       -1.78%   $13,834       0.07%        $11,679
11/30/1994    -1.85%  $13,041       -1.81%   $13,583       0.13%        $11,694
12/31/1994     1.93%  $13,292        2.20%   $13,882       0.00%        $11,694
01/31/1995     2.20%  $13,585        2.86%   $14,279       0.40%        $11,741
02/28/1995     2.46%  $13,919        2.91%   $14,695       0.40%        $11,788
03/31/1995     1.07%  $14,068        1.15%   $14,864       0.33%        $11,827
04/30/1995     0.27%  $14,106        0.12%   $14,882       0.33%        $11,866
05/31/1995     2.48%  $14,456        3.19%   $15,356       0.20%        $11,889
06/30/1995    -0.65%  $14,362       -0.87%   $15,223       0.20%        $11,913
07/31/1995     0.67%  $14,458        0.95%   $15,367       0.00%        $11,913
08/31/1995     1.00%  $14,602        1.27%   $15,563       0.26%        $11,944
09/30/1995     0.46%  $14,670        0.63%   $15,661       0.20%        $11,968
10/31/1995     1.39%  $14,873        1.45%   $15,888       0.33%        $12,007
11/30/1995     1.51%  $15,098        1.66%   $16,151      -0.07%        $11,999
12/31/1995     0.89%  $15,232        0.96%   $16,306      -0.07%        $11,991
01/31/1996     0.49%  $15,307        0.76%   $16,430       0.59%        $12,061
02/29/1996    -0.66%  $15,206       -0.68%   $16,319       0.32%        $12,100
03/31/1996    -1.13%  $15,034       -1.28%   $16,110       0.52%        $12,163
04/30/1996    -0.14%  $15,013       -0.28%   $16,065       0.39%        $12,210
05/31/1996     0.16%  $15,037       -0.04%   $16,058       0.19%        $12,234
06/30/1996     1.18%  $15,215        1.09%   $16,233       0.06%        $12,241
07/31/1996     0.68%  $15,318        0.90%   $16,379       0.19%        $12,264
08/31/1996     0.08%  $15,330       -0.02%   $16,376       0.19%        $12,287
09/30/1996     1.39%  $15,543        1.40%   $16,605       0.32%        $12,327
10/31/1996     0.91%  $15,685        1.13%   $16,793       0.32%        $12,366
11/30/1996     1.43%  $15,909        1.83%   $17,100       0.19%        $12,390
12/31/1996    -0.22%  $15,874       -0.42%   $17,028       0.00%        $12,390
01/31/1997     0.19%  $15,904        0.19%   $17,061       0.32%        $12,429
02/28/1997     0.81%  $16,033        0.92%   $17,218       0.31%        $12,468
03/31/1997    -1.12%  $15,854       -1.33%   $16,989       0.25%        $12,499
04/30/1997     0.80%  $15,980        0.84%   $17,131       0.12%        $12,514
05/31/1997     1.22%  $16,175        1.51%   $17,390      -0.06%        $12,507
06/30/1997     0.93%  $16,326        1.07%   $17,576       0.12%        $12,522
07/31/1997     2.31%  $16,703        2.77%   $18,063       0.12%        $12,537
08/31/1997    -0.70%  $16,586       -0.94%   $17,893       0.19%        $12,560
09/30/1997     1.08%  $16,765        1.19%   $18,106       0.25%        $12,592
10/31/1997     0.58%  $16,862        0.64%   $18,222       0.25%        $12,623
11/30/1997     0.60%  $16,964        0.59%   $18,330      -0.06%        $12,616
12/31/1997     1.30%  $17,184        1.46%   $18,597      -0.12%        $12,601
01/31/1998     0.81%  $17,323        1.03%   $18,789       0.19%        $12,624
02/28/1998     0.10%  $17,341        0.03%   $18,794       0.19%        $12,648
03/31/1998     0.03%  $17,346        0.09%   $18,811       0.19%        $12,672
04/30/1998    -0.20%  $17,311       -0.45%   $18,727       0.18%        $12,695
05/31/1998     1.22%  $17,522        1.58%   $19,023       0.18%        $12,718
06/30/1998     0.29%  $17,573        0.39%   $19,097       0.12%        $12,733
07/31/1998     0.31%  $17,628        0.25%   $19,145       0.12%        $12,749
08/31/1998     1.23%  $17,844        1.55%   $19,441       0.12%        $12,764
09/30/1998     1.18%  $18,055        1.25%   $19,684       0.12%        $12,779
10/31/1998    -0.08%  $18,041        0.00%   $19,684       0.24%        $12,810
11/30/1998     0.34%  $18,102        0.35%   $19,753       0.00%        $12,810
12/31/1998     0.10%  $18,120        0.25%   $19,803      -0.06%        $12,802
01/31/1999     1.04%  $18,308        1.19%   $20,038       0.24%        $12,833
02/28/1999    -0.38%  $18,239       -0.44%   $19,950       0.12%        $12,848
03/31/1999     0.40%  $18,312        0.14%   $19,978       0.30%        $12,887
04/30/1999     0.15%  $18,339        0.25%   $20,028       0.73%        $12,981
05/31/1999    -0.42%  $18,262       -0.58%   $19,912       0.00%        $12,981
06/30/1999    -1.47%  $17,994       -1.44%   $19,625       0.00%        $12,981
07/31/1999     0.23%  $18,035        0.36%   $19,696       0.30%        $13,020
08/31/1999    -1.26%  $17,808       -0.80%   $19,538       0.24%        $13,051
09/30/1999    -0.13%  $17,785        0.04%   $19,546       0.48%        $13,114
10/31/1999    -1.83%  $17,459       -1.08%   $19,335       0.18%        $13,137
11/30/1999     0.78%  $17,596        1.06%   $19,540       0.06%        $13,145
12/31/1999    -0.97%  $17,425       -0.75%   $19,393       0.00%        $13,145
01/31/2000    -0.80%  $17,285       -0.44%   $19,308       0.24%        $13,177
02/29/2000     1.13%  $17,458        1.16%   $19,532       0.59%        $13,255

CLASS C (5/1/95 - 2/29/00)

The following line graph compares the performance of Franklin Arizona Tax Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

              Franklin Arizona       Lehman Brothers
               Tax-Free Income        Municipal Bond
   Date         Fund-Class C             Index*                  CPI*
   ----         ------------             ------                  ----
05/01/1995              $9,902                $10,000                $10,000
05/31/1995      2.68%  $10,167        3.19%   $10,319        0.20%   $10,020
06/30/1995     -0.71%  $10,095       -0.87%   $10,229        0.20%   $10,040
07/31/1995      0.61%  $10,157        0.95%   $10,326        0.00%   $10,040
08/31/1995      1.04%  $10,262        1.27%   $10,458        0.26%   $10,066
09/29/1995      0.50%  $10,314        0.63%   $10,523        0.20%   $10,086
10/31/1995      1.24%  $10,442        1.45%   $10,676        0.33%   $10,120
11/30/1995      1.54%  $10,602        1.66%   $10,853       -0.07%   $10,112
12/29/1995      0.75%  $10,682        0.96%   $10,957       -0.07%   $10,105
01/31/1996      0.52%  $10,737        0.76%   $11,041        0.59%   $10,165
02/29/1996     -0.78%  $10,654       -0.68%   $10,966        0.32%   $10,198
03/29/1996     -1.08%  $10,539       -1.28%   $10,825        0.52%   $10,251
04/30/1996     -0.19%  $10,519       -0.28%   $10,795        0.39%   $10,291
05/31/1996      0.10%  $10,529       -0.04%   $10,791        0.19%   $10,310
06/28/1996      1.04%  $10,639        1.09%   $10,908        0.06%   $10,316
07/31/1996      0.71%  $10,714        0.90%   $11,006        0.19%   $10,336
08/30/1996      0.02%  $10,716       -0.02%   $11,004        0.19%   $10,356
09/30/1996      1.33%  $10,859        1.40%   $11,158        0.32%   $10,389
10/31/1996      0.94%  $10,961        1.13%   $11,284        0.32%   $10,422
11/29/1996      1.37%  $11,111        1.83%   $11,491        0.19%   $10,442
12/31/1996     -0.27%  $11,081       -0.42%   $11,443        0.00%   $10,442
01/31/1997      0.06%  $11,088        0.19%   $11,464        0.32%   $10,475
02/28/1997      0.79%  $11,175        0.92%   $11,570        0.31%   $10,508
03/31/1997     -1.07%  $11,056       -1.33%   $11,416        0.25%   $10,534
04/30/1997      0.75%  $11,139        0.84%   $11,512        0.12%   $10,547
05/31/1997      1.16%  $11,268        1.51%   $11,686       -0.06%   $10,540
06/30/1997      0.79%  $11,357        1.07%   $11,811        0.12%   $10,553
07/31/1997      2.26%  $11,614        2.77%   $12,138        0.12%   $10,565
08/31/1997     -0.65%  $11,538       -0.94%   $12,024        0.19%   $10,586
09/30/1997      1.02%  $11,656        1.19%   $12,167        0.25%   $10,612
10/31/1997      0.52%  $11,716        0.64%   $12,245        0.25%   $10,639
11/30/1997      0.55%  $11,781        0.59%   $12,317       -0.06%   $10,632
12/31/1997      1.24%  $11,927        1.46%   $12,497       -0.12%   $10,619
01/31/1998      0.85%  $12,028        1.03%   $12,626        0.19%   $10,640
02/28/1998      0.05%  $12,034        0.03%   $12,629        0.19%   $10,660
03/31/1998     -0.02%  $12,032        0.09%   $12,641        0.19%   $10,680
04/30/1998     -0.33%  $11,992       -0.45%   $12,584        0.18%   $10,699
05/31/1998      1.17%  $12,132        1.58%   $12,783        0.18%   $10,719
06/30/1998      0.33%  $12,173        0.39%   $12,832        0.12%   $10,731
07/31/1998      0.16%  $12,192        0.25%   $12,865        0.12%   $10,744
08/31/1998      1.27%  $12,347        1.55%   $13,064        0.12%   $10,757
09/30/1998      1.22%  $12,497        1.25%   $13,227        0.12%   $10,770
10/31/1998     -0.22%  $12,470        0.00%   $13,227        0.24%   $10,796
11/30/1998      0.28%  $12,505        0.35%   $13,274        0.00%   $10,796
12/31/1998      0.05%  $12,511        0.25%   $13,307       -0.06%   $10,789
01/31/1999      0.98%  $12,634        1.19%   $13,465        0.24%   $10,815
02/28/1999     -0.42%  $12,581       -0.44%   $13,406        0.12%   $10,828
03/31/1999      0.43%  $12,635        0.14%   $13,425        0.30%   $10,861
04/30/1999      0.10%  $12,647        0.25%   $13,458        0.73%   $10,940
05/31/1999     -0.54%  $12,579       -0.58%   $13,380        0.00%   $10,940
06/30/1999     -1.50%  $12,390       -1.44%   $13,187        0.00%   $10,940
07/31/1999      0.18%  $12,413        0.36%   $13,235        0.30%   $10,973
08/31/1999     -1.30%  $12,251       -0.80%   $13,129        0.24%   $10,999
09/30/1999     -0.17%  $12,231        0.04%   $13,134        0.48%   $11,052
10/31/1999     -1.86%  $12,003       -1.08%   $12,992        0.18%   $11,072
11/30/1999      0.72%  $12,089        1.06%   $13,130        0.06%   $11,079
12/31/1999     -1.01%  $11,967       -0.75%   $13,032        0.00%   $11,079
01/31/2000     -0.84%  $11,867       -0.44%   $12,974        0.24%   $11,105
02/29/2000      1.08%  $11,994        1.16%   $13,125        0.59%   $11,171

(*)Source: Standard & Poor's Micropal.


Past performance does not guarantee future results.

FRANKLIN COLORADO TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Colorado Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Colorado state personal income taxes through a portfolio consisting primarily of Colorado municipal bonds.(1)

STATE UPDATE

[COLORADO STATE GRAPHIC]

Colorado seems to be on many people's minds these days, as its population has swelled by 11.4% since 1993. Strong employment growth throughout the '90s has driven this net in-migration, as the state even expanded in the 1991-1992 national recession. Estimates for 1999 employment growth are 3.3% and 2000's are forecasted to be 2.1%.(2) Even more impressive is the state's low unemployment level, at 3.0% in December 1999, compared with 4.1% for the nation, despite the tremendous increase in new residents.(3)

The economy has become much more diversified in the past decade as the state added more than 380,000 jobs in services, trade, finance, construction and telecommunications from 1993 to 1998. The economy now has a similar composition to that of the nation's, with services comprising approximately 30% of employment, trade 24% and manufacturing 10%. Mining, which at one time was a key aspect of the economy, now makes up less than 1% of employment.(2)

Additionally, Colorado is in a stronger financial position as a result of the robust economy and the taxpayer bill of rights (TABOR) voter initiative. In recent years, revenues have consistently surpassed budget projections. TABOR has created very low debt levels with overall tax-supported debt of 0.08% of personal income or just $24 per capita compared with the $540 national median.(4)


CREDIT QUALITY BREAKDOWN*
Franklin Colorado Tax-Free Income Fund
Based on Total Long-Term Investments
2/29/00

[PIECHART]

AAA                                                                        59.2%
AA                                                                         13.3%
A                                                                          13.8%
BBB                                                                        13.7%

(*)Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.


(1.) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

(2.) Source: Standard and Poor's Ratings Direct, 11/99. This does not indicate Standard and Poor's rating of the fund.

(3.) Source: Bureau of Labor Statistics, 12/99.

(4.) Source: Moody's Investors Service.


All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 66.

PORTFOLIO BREAKDOWN
Franklin Colorado
Tax-Free Income Fund
2/29/00

                                                                        % OF TOTAL
                                                                         LONG-TERM
SECTOR                                                                  INVESTMENTS
--------------------------------------------------------------------------------
Hospital & Health Care                                                     30.6%

Utilities                                                                  15.3%

Housing                                                                    12.8%

Transportation                                                             11.6%

Tax-Supported Debt                                                          7.2%

Subject to Government Appropriation                                         6.6%

Prerefunded                                                                 5.8%

Higher Education                                                            3.8%

Corporate-Backed                                                            3.1%

General Obligation                                                          2.3%

Other Revenue                                                               0.9%

Colorado's outlook is stable and Standard & Poor's, an independent credit rating agency, has assigned it an A rating.(2) The state should continue to outperform other states and the overall nation, driven by a solid economy and its sound financial position.

PORTFOLIO NOTES

During the 12-month reporting period, we attempted to take advantage of the higher interest-rate environment to restructure the fund's portfolio, seeking to improve the fund's income-earning potential. We generally sold shorter maturity bonds, maturing in the 2015-2020 year range, and bought bonds with higher book yields. In addition, we booked tax losses, which can be carried forward in the portfolio to help offset taxable capital gains in the future and potentially lower shareholders' future tax liabilities.

The supply of Colorado bonds in 1999 was up 32.0%, to $4.267 billion, from $3.233 billion in 1998.(5) We found value in the hospital/health care sector and made a number of purchases, including University of Northern Colorado Medical Center, which increased the sector's weighting to 30.6% of total long-term investments on February 29, 2000, from 23.7% at the beginning of the reporting period. Other significant purchases during the period included Broomfield COPs, Boulder County MFHRs and Pueblo Board Waterworks Water Revenue.

The rise in interest rates during the period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.1%, and the Bond Buyer Municipal Bond Index (Bond Buyer 40) was off 13.1%. By comparison, your fund's Class A share price, as measured by net asset value, declined 9.5%.(6)

In addition, your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 14 shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.22%, based on an annualization of the current 4.95 cent ($0.0495) per share dividend and the maximum offering price of $11.38 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Colorado state personal income tax bracket of 42.47% would need to earn 9.07% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

(5.) Source: The Bond Buyer, 1/3/00.

(6.) Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.


DIVIDEND DISTRIBUTIONS(*)
Franklin Colorado Tax-Free Income Fund
3/1/99 - 2/29/00

                                                     DIVIDEND PER SHARE
                                            ------------------------------------
MONTH                                         CLASS A                  CLASS C
--------------------------------------------------------------------------------
March                                        4.95 cents               4.38 cents
April                                        4.95 cents               4.38 cents
May                                          4.95 cents               4.38 cents
June                                         4.95 cents               4.42 cents
July                                         4.95 cents               4.42 cents
August                                       4.95 cents               4.42 cents
September                                    4.95 cents               4.42 cents
October                                      4.95 cents               4.42 cents
November                                     4.95 cents               4.42 cents
December                                     4.95 cents               4.46 cents
January                                      4.95 cents               4.46 cents
February                                     4.95 cents               4.46 cents
--------------------------------------------------------------------------------
Total                                       59.40 cents              53.04 cents

(*)Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

Going forward, Colorado's municipal bond supply for the remainder of 2000 is expected to remain stable, which should continue to make them attractive investments for investors seeking tax-free income. The fund will maintain its conservative portfolio management strategy of seeking to provide a high level of current tax-free income with a relatively stable share price.

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


FRANKLIN COLORADO
TAX-FREE INCOME FUND

ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


  CLASS A
  One-Year Total Return                             -4.57%
  Net Asset Value (NAV)                             $10.90 (2/29/00)            $12.05 (2/28/99)
  Change in NAV                                     -$1.15
  Distributions (3/1/99-2/29/00)                    Dividend Income             $0.5940
                                                    Long-Term Capital Gain      $0.0118
                                                    -----------------------------------
                                                    Total                       $0.6058

  CLASS C
  One-Year Total Return                             -5.08%
  Net Asset Value (NAV)                             $10.96 (2/29/00)            $12.11 (2/28/99)
  Change in NAV                                     -$1.15
  Distributions (3/1/99-2/29/00)                    Dividend Income             $0.5304
                                                    Long-Term Capital Gain      $0.0118
                                                    -----------------------------------
                                                    Total                       $0.5422

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADDITIONAL PERFORMANCE

                                                                           INCEPTION
  CLASS A                                1-YEAR      5-YEAR    10-YEAR     (9/1/87)
------------------------------------------------------------------------------------
  Cumulative Total Return(1)             -4.57%     +26.94%    +85.66%     +130.17%
  Average Annual Total Return(2)         -8.59%      +3.97%     +5.93%       +6.53%

                                                                           INCEPTION
  CLASS C                                            1-YEAR     3-YEAR     (5/1/95)
------------------------------------------------------------------------------------
  Cumulative Total Return(1)                         -5.08%     +7.65%      +22.64%
  Average Annual Total Return(2)                     -6.90%     +2.14%       +4.09%

SHARE CLASS                                                        A            C
-----------------------------------------------------------------------------------
Distribution Rate(3)                                             5.22%        4.85%
Taxable Equivalent Distribution Rate(4)                          9.07%        8.43%
30-Day Standardized Yield(5)                                     5.06%        4.68%
Taxable Equivalent Yield(4)                                      8.80%        8.13%


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Colorado state personal income tax bracket of 42.47%, based on the federal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.


Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Franklin Colorado Tax-Free Income Fund paid distributions derived from long-term capital gains of 1.18 cents ($0.0118) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

CLASS A (3/1/90 - 2/29/00)

The following line graph compares the performance of Franklin Colorado Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

            Franklin Colorado      Lehman Brothers
             Tax-Free Income        Municipal Bond
Date           Fund-Class A            Index*                   CPI*
----          ------------             ------                   ----
03/01/1990             $9,573                $10,000                  $10,000
03/31/1990    -0.07%   $9,566         0.03%  $10,003        0.55%     $10,055
04/30/1990    -0.73%   $9,496        -0.72%   $9,931        0.16%     $10,071
05/31/1990     2.13%   $9,699         2.18%  $10,147        0.23%     $10,094
06/30/1990     1.16%   $9,811         0.88%  $10,237        0.54%     $10,149
07/31/1990     1.62%   $9,970         1.47%  $10,387        0.38%     $10,187
08/31/1990    -2.48%   $9,723        -1.45%  $10,237        0.92%     $10,281
09/30/1990    -0.07%   $9,716         0.06%  $10,243        0.84%     $10,367
10/31/1990     1.28%   $9,840         1.82%  $10,429        0.60%     $10,430
11/30/1990     2.32%  $10,069         2.01%  $10,639        0.22%     $10,453
12/31/1990    -0.16%  $10,053         0.43%  $10,685        0.00%     $10,453
01/31/1991     1.35%  $10,188         1.34%  $10,828        0.60%     $10,515
02/28/1991     0.87%  $10,277         0.87%  $10,922        0.15%     $10,531
03/31/1991     0.40%  $10,318         0.03%  $10,925        0.15%     $10,547
04/30/1991     1.43%  $10,466         1.34%  $11,072        0.15%     $10,563
05/31/1991     0.87%  $10,557         0.89%  $11,170        0.30%     $10,594
06/30/1991     0.03%  $10,560        -0.10%  $11,159        0.29%     $10,625
07/31/1991     1.52%  $10,720         1.22%  $11,295        0.15%     $10,641
08/31/1991     0.86%  $10,813         1.32%  $11,444        0.29%     $10,672
09/30/1991     1.32%  $10,955         1.30%  $11,593        0.44%     $10,719
10/31/1991     0.49%  $11,009         0.90%  $11,697        0.15%     $10,735
11/30/1991     0.49%  $11,063         0.28%  $11,730        0.29%     $10,766
12/31/1991     2.09%  $11,294         2.15%  $11,982        0.07%     $10,774
01/31/1992     0.15%  $11,311         0.23%  $12,010        0.15%     $10,790
02/29/1992     0.16%  $11,329         0.03%  $12,013        0.36%     $10,829
03/31/1992     0.28%  $11,361         0.03%  $12,017        0.51%     $10,884
04/30/1992     0.86%  $11,459         0.89%  $12,124        0.14%     $10,899
05/31/1992     1.42%  $11,621         1.18%  $12,267        0.14%     $10,914
06/30/1992     1.34%  $11,777         1.68%  $12,473        0.36%     $10,954
07/31/1992     3.77%  $12,221         3.00%  $12,847        0.21%     $10,977
08/31/1992    -1.04%  $12,094        -0.97%  $12,723        0.28%     $11,007
09/30/1992     0.23%  $12,122         0.65%  $12,805        0.28%     $11,038
10/31/1992    -1.67%  $11,919        -0.98%  $12,680        0.35%     $11,077
11/30/1992     2.71%  $12,242         1.79%  $12,907        0.14%     $11,092
12/31/1992     1.49%  $12,425         1.02%  $13,039       -0.07%     $11,085
01/31/1993     1.10%  $12,561         1.16%  $13,190        0.49%     $11,139
02/28/1993     3.31%  $12,977         3.62%  $13,667        0.35%     $11,178
03/31/1993    -0.52%  $12,910        -1.06%  $13,522        0.35%     $11,217
04/30/1993     0.78%  $13,010         1.01%  $13,659        0.28%     $11,248
05/31/1993     0.47%  $13,072         0.56%  $13,735        0.14%     $11,264
06/30/1993     1.53%  $13,272         1.67%  $13,965        0.14%     $11,280
07/31/1993     0.23%  $13,302         0.13%  $13,983        0.00%     $11,280
08/31/1993     2.03%  $13,572         2.08%  $14,274        0.28%     $11,311
09/30/1993     1.20%  $13,735         1.14%  $14,437        0.21%     $11,335
10/31/1993     0.36%  $13,784         0.19%  $14,464        0.41%     $11,382
11/30/1993    -0.27%  $13,747        -0.88%  $14,337        0.07%     $11,390
12/31/1993     1.91%  $14,010         2.11%  $14,639        0.00%     $11,390
01/31/1994     1.03%  $14,154         1.14%  $14,806        0.27%     $11,420
02/28/1994    -2.14%  $13,851        -2.59%  $14,423        0.34%     $11,459
03/31/1994    -3.93%  $13,307        -4.07%  $13,836        0.34%     $11,498
04/30/1994     0.21%  $13,335         0.85%  $13,953        0.14%     $11,514
05/31/1994     0.69%  $13,427         0.87%  $14,075        0.07%     $11,522
06/30/1994    -0.69%  $13,334        -0.61%  $13,989        0.34%     $11,562
07/31/1994     1.89%  $13,586         1.83%  $14,245        0.27%     $11,593
08/31/1994     0.24%  $13,619         0.35%  $14,295        0.40%     $11,639
09/30/1994    -1.26%  $13,447        -1.47%  $14,084        0.27%     $11,671
10/31/1994    -1.65%  $13,225        -1.78%  $13,834        0.07%     $11,679
11/30/1994    -1.90%  $12,974        -1.81%  $13,583        0.13%     $11,694
12/31/1994     2.11%  $13,248         2.20%  $13,882        0.00%     $11,694
01/31/1995     3.11%  $13,660         2.86%  $14,279        0.40%     $11,741
02/28/1995     2.50%  $14,001         2.91%  $14,695        0.40%     $11,788
03/31/1995     0.88%  $14,125         1.15%  $14,864        0.33%     $11,827
04/30/1995     0.27%  $14,163         0.12%  $14,882        0.33%     $11,866
05/31/1995     2.61%  $14,532         3.19%  $15,356        0.20%     $11,889
06/30/1995    -0.63%  $14,441        -0.87%  $15,223        0.20%     $11,913
07/31/1995     0.57%  $14,523         0.95%  $15,367        0.00%     $11,913
08/31/1995     1.42%  $14,729         1.27%  $15,563        0.26%     $11,944
09/30/1995     0.46%  $14,797         0.63%  $15,661        0.20%     $11,968
10/31/1995     1.36%  $14,998         1.45%  $15,888        0.33%     $12,007
11/30/1995     1.56%  $15,232         1.66%  $16,151       -0.07%     $11,999
12/31/1995     0.94%  $15,375         0.96%  $16,306       -0.07%     $11,991
01/31/1996     0.48%  $15,449         0.76%  $16,430        0.59%     $12,061
02/29/1996    -0.21%  $15,417        -0.68%  $16,319        0.32%     $12,100
03/31/1996    -0.90%  $15,278        -1.28%  $16,110        0.52%     $12,163
04/30/1996    -0.04%  $15,272        -0.28%  $16,065        0.39%     $12,210
05/31/1996     0.07%  $15,283        -0.04%  $16,058        0.19%     $12,234
06/30/1996     0.88%  $15,417         1.09%  $16,233        0.06%     $12,241
07/31/1996     0.75%  $15,533         0.90%  $16,379        0.19%     $12,264
08/31/1996     0.04%  $15,539        -0.02%  $16,376        0.19%     $12,287
09/30/1996     1.35%  $15,749         1.40%  $16,605        0.32%     $12,327
10/31/1996     0.98%  $15,903         1.13%  $16,793        0.32%     $12,366
11/30/1996     1.48%  $16,138         1.83%  $17,100        0.19%     $12,390
12/31/1996    -0.18%  $16,109         0.42%  $17,028        0.00%     $12,390
01/31/1997     0.12%  $16,129         0.19%  $17,061        0.32%     $12,429
02/28/1997     0.80%  $16,258         0.92%  $17,218        0.31%     $12,468
03/31/1997    -1.13%  $16,074        -1.33%  $16,989        0.25%     $12,499
04/30/1997     0.79%  $16,201         0.84%  $17,131        0.12%     $12,514
05/31/1997     1.19%  $16,394         1.51%  $17,390       -0.06%     $12,507
06/30/1997     1.07%  $16,569         1.07%  $17,576        0.12%     $12,522
07/31/1997     2.48%  $16,980         2.77%  $18,063        0.12%     $12,537
08/31/1997    -0.90%  $16,827        -0.94%  $17,893        0.19%     $12,560
09/30/1997     1.37%  $17,058         1.19%  $18,106        0.25%     $12,592
10/31/1997     0.63%  $17,165         0.64%  $18,222        0.25%     $12,623
11/30/1997     0.65%  $17,277         0.59%  $18,330       -0.06%     $12,616
12/31/1997     1.48%  $17,533         1.46%  $18,597       -0.12%     $12,601
01/31/1998     1.02%  $17,711         1.03%  $18,789        0.19%     $12,624
02/28/1998    -0.07%  $17,699         0.03%  $18,794        0.19%     $12,648
03/31/1998     0.21%  $17,736         0.09%  $18,811        0.19%     $12,672
04/30/1998    -0.34%  $17,676        -0.45%  $18,727        0.18%     $12,695
05/31/1998     1.50%  $17,941         1.58%  $19,023        0.18%     $12,718
06/30/1998     0.39%  $18,011         0.39%  $19,097        0.12%     $12,733
07/31/1998     0.21%  $18,049         0.25%  $19,145        0.12%     $12,749
08/31/1998     1.25%  $18,274         1.55%  $19,441        0.12%     $12,764
09/30/1998     1.13%  $18,481         1.25%  $19,684        0.12%     $12,779
10/31/1998    -0.22%  $18,440         0.00%  $19,684        0.24%     $12,810
11/30/1998     0.42%  $18,518         0.35%  $19,753        0.00%     $12,810
12/31/1998     0.12%  $18,540         0.25%  $19,803       -0.06%     $12,802
01/31/1999     0.91%  $18,709         1.19%  $20,038        0.24%     $12,833
02/28/1999    -0.42%  $18,630        -0.44%  $19,950        0.12%     $12,848
03/31/1999     0.39%  $18,703         0.14%  $19,978        0.30%     $12,887
04/30/1999     0.07%  $18,716         0.25%  $20,028        0.73%     $12,981
05/31/1999    -0.63%  $18,598        -0.58%  $19,912        0.00%     $12,981
06/30/1999    -1.40%  $18,338        -1.44%  $19,625        0.00%     $12,981
07/31/1999     0.06%  $18,349         0.36%  $19,696        0.30%     $13,020
08/31/1999    -1.34%  $18,103        -0.80%  $19,538        0.24%     $13,051
09/30/1999    -0.19%  $18,068         0.04%  $19,546        0.48%     $13,114
10/31/1999    -1.80%  $17,743        -1.08%  $19,335        0.18%     $13,137
11/30/1999     1.03%  $17,926         1.06%  $19,540        0.06%     $13,145
12/31/1999    -1.17%  $17,716        -0.75%  $19,393        0.00%     $13,145
01/31/2000    -1.01%  $17,537        -0.44%  $19,308        0.24%     $13,177
02/29/2000     1.36%  $17,784         1.16%  $19,532        0.59%     $13,255

CLASS C (5/1/95 - 2/29/00)

The following line graph compares the performance of Franklin Colorado Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

           Franklin Colorado      Lehman Brothers
            Tax-Free Income       Municipal Bond
Date         Fund-Class C             Index*                 CPI*
----         ------------             ------                 ----
05/01/1995             $9,896               $10,000               $10,000
05/31/1995     2.64%  $10,157        3.19%  $10,319       0.20%   $10,020
06/30/1995    -0.60%  $10,096       -0.87%  $10,229       0.20%   $10,040
07/31/1995     0.52%  $10,149        0.95%  $10,326       0.00%   $10,040
08/31/1995     1.37%  $10,288        1.27%  $10,458       0.26%   $10,066
09/29/1995     0.41%  $10,330        0.63%  $10,523       0.20%   $10,086
10/31/1995     1.39%  $10,474        1.45%  $10,676       0.33%   $10,120
11/30/1995     1.51%  $10,632        1.66%  $10,853      -0.07%   $10,112
12/29/1995     0.89%  $10,726        0.96%  $10,957      -0.07%   $10,105
01/31/1996     0.43%  $10,773        0.76%  $11,041       0.59%   $10,165
02/29/1996     0.26%  $10,745       -0.68%  $10,966       0.32%   $10,198
03/29/1996     0.95%  $10,642       -1.28%  $10,825       0.52%   $10,251
04/30/1996    -0.09%  $10,633       -0.28%  $10,795       0.39%   $10,291
05/31/1996     0.02%  $10,635       -0.04%  $10,791       0.19%   $10,310
06/28/1996     0.92%  $10,733        1.09%  $10,908       0.06%   $10,316
07/31/1996     0.61%  $10,798        0.90%  $11,006       0.19%   $10,336
08/30/1996     0.09%  $10,808       -0.02%  $11,004       0.19%   $10,356
09/30/1996     1.30%  $10,949        1.40%  $11,158       0.32%   $10,389
10/31/1996     0.93%  $11,050        1.13%  $11,284       0.32%   $10,422
11/29/1996     1.43%  $11,208        1.83%  $11,491       0.19%   $10,442
12/31/1996    -0.23%  $11,183       -0.42%  $11,443       0.00%   $10,442
01/31/1997     0.07%  $11,190        0.19%  $11,464       0.32%   $10,475
02/28/1997     0.75%  $11,274        0.92%  $11,570       0.31%   $10,508
03/31/1997    -1.18%  $11,141       -1.33%  $11,416       0.25%   $10,534
04/30/1997     0.74%  $11,224        0.84%  $11,512       0.12%   $10,547
05/31/1997     1.13%  $11,351        1.51%  $11,686      -0.06%   $10,540
06/30/1997     1.10%  $11,475        1.07%  $11,811       0.12%   $10,553
07/31/1997     2.34%  $11,744        2.77%  $12,138       0.12%   $10,565
08/31/1997     0.85%  $11,644       -0.94%  $12,024       0.19%   $10,586
09/30/1997     1.23%  $11,787        1.19%  $12,167       0.25%   $10,612
10/31/1997     0.58%  $11,856        0.64%  $12,245       0.25%   $10,639
11/30/1997     0.69%  $11,938        0.59%  $12,317      -0.06%   $10,632
12/31/1997     1.43%  $12,108        1.46%  $12,497      -0.12%   $10,619
01/31/1998     0.96%  $12,224        1.03%  $12,626       0.19%   $10,640
02/28/1998    -0.03%  $12,221        0.03%  $12,629       0.19%   $10,660
03/31/1998     0.07%  $12,229        0.09%  $12,641       0.19%   $10,680
04/30/1998    -0.38%  $12,183       -0.45%  $12,584       0.18%   $10,699
05/31/1998     1.45%  $12,360        1.58%  $12,783       0.18%   $10,719
06/30/1998     0.34%  $12,402        0.39%  $12,832       0.12%   $10,731
07/31/1998     0.23%  $12,430        0.25%  $12,865       0.12%   $10,744
08/31/1998     1.20%  $12,579        1.55%  $13,064       0.12%   $10,757
09/30/1998     1.08%  $12,715        1.25%  $13,227       0.12%   $10,770
10/31/1998    -0.27%  $12,681        0.00%  $13,227       0.24%   $10,796
11/30/1998     0.37%  $12,728        0.35%  $13,274       0.00%   $10,796
12/31/1998     0.08%  $12,738        0.25%  $13,307      -0.06%   $10,789
01/31/1999     0.86%  $12,847        1.19%  $13,465       0.24%   $10,815
02/28/1999    -0.47%  $12,787       -0.44%  $13,406       0.12%   $10,828
03/31/1999     0.34%  $12,831        0.14%  $13,425       0.30%   $10,861
04/30/1999     0.03%  $12,834        0.25%  $13,458       0.73%   $10,940
05/31/1999    -0.59%  $12,759       -0.58%  $13,380       0.00%   $10,940
06/30/1999    -1.52%  $12,565       -1.44%  $13,187       0.00%   $10,940
07/31/1999     0.02%  $12,567        0.36%  $13,235       0.30%   $10,973
08/31/1999    -1.39%  $12,393       -0.80%  $13,129       0.24%   $10,999
09/30/1999    -0.32%  $12,353        0.04%  $13,134       0.48%   $11,052
10/31/1999    -1.84%  $12,126       -1.08%  $12,992       0.18%   $11,072
11/30/1999     0.97%  $12,243        1.06%  $13,130       0.06%   $11,079
12/31/1999    -1.12%  $12,106       -0.75%  $13,032       0.00%   $11,079
01/31/2000    -1.05%  $11,979       -0.44%  $12,974       0.24%   $11,105
02/29/2000     1.31%  $12,136        1.16%  $13,125       0.59%   $11,171




(*)Source: Standard & Poor's Micropal.


Past performance does not guarantee future results.

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

CREDIT QUALITY BREAKDOWN(*)
Franklin Connecticut Tax-Free
Income Fund
Based on Total Long-Term Investments
2/29/00

[PIECHART]

AAA                                                                        41.2%
AA                                                                         23.0%
A                                                                           7.0%
BBB                                                                        28.8%

(*)Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.

Your Fund's Goal: Franklin Connecticut Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Connecticut state personal income taxes through a portfolio consisting primarily of Connecticut municipal bonds.(1)

STATE UPDATE

[CONNECTICUT STATE GRAPHIC]

Connecticut continues to benefit from the robust U.S. stock market and its location as a home for many Wall Street employees. Partly as a result of the financial markets' strength and the larger personal income taxes it has created, the state recorded a $312.9 million budgetary surplus in fiscal 1998. Furthermore, the state estimates that through June 1999, revenues exceeded budget projections by more than $610 million. However, Connecticut has appropriated a majority of the surplus to one-time expenses, including debt reduction, lowering the fiscal year 1999 estimated net surplus to $61 million.(2)

Lowering the state's debt would indeed be favorable. At $2,366 per capita, Connecticut's debt levels are much higher than the $540 national median.(3) In addition, per-capita debt as a proportion of income is also high, at 6.3%, although the state is the nation's wealthiest with per-capita personal income estimated at 143.7% of the national average.(2)

Overall, Connecticut's outlook remains positive, as evidenced by its AAA rating from Standard & Poor's, an independent credit rating agency. This reflects Connecticut's diversifying economic base, conservative financial practices and continued moderate but steady growth.(2)

(1) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

A non-diversified fund may be subject to greater risk of adverse economic or regulatory developments in that state than a fund with broader geographical diversification.

(2) Source: Standard and Poor's Ratings Direct, 10/99. This does not indicate Standard and Poor's rating of the fund.

(3) Source: Moody's Investors Service.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 70.

PORTFOLIO NOTES

Connecticut's new municipal bond issuance remained sparse during the period, decreasing 20% in 1999 compared with 1998, to $3.16 billion.(4) The limited supply somewhat hindered our ability to follow our strategy of selling lower-coupon bonds, booking the tax losses and then investing those resources into bonds with higher yields. We were able to purchase a number of AAA-rated securities during the year under review, which resulted in a noticeable increase in the portfolio's quality. On February 29, 2000, the portfolio had 41.2% of total long-term investments in AAA-rated securities, compared with 29.0% at the beginning of the period.

We found yield opportunities in the hospital and health care sector during the period, and this sector continued to make up the portfolio's largest weighting, at 31.5% of total long-term investments on February 29, 2000. However, we bought issues in a number of different sectors, maintaining the fund's broad diversification. Important purchases during the period included Connecticut State Development Authority Baptist Homes, Connecticut State Housing Finance Authority, Connecticut State Higher Education Supplement Loan Authority Revenue and Connecticut State Health and Education Facilities Authority Revenue for Eastern Connecticut Health Network.

The rise in interest rates during the period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.1%, and the Bond Buyer Municipal Bond Index (Bond Buyer 40) was off 13.1%. By comparison, your fund's Class A share price, as measured by net asset value, declined 10.7%.(5)

In addition, your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 19 shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.29%, based on an annualization of the current 4.63 cent ($0.0463) per share dividend and the maximum offering price of $10.51 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Connecticut state personal income tax bracket of 42.32% would need to earn 9.17% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.


PORTFOLIO BREAKDOWN
Franklin Connecticut
Tax-Free Income Fund
2/29/00

                                                                        % OF TOTAL
                                                                         LONG-TERM
SECTOR                                                                  INVESTMENTS
-----------------------------------------------------------------------------------
Hospital & Health Care                                                     31.5%

Prerefunded                                                                22.5%

Housing                                                                    13.7%

Higher Education                                                           11.9%

Utilities                                                                  10.3%

Other Revenue                                                               2.4%

Tax-Supported Debt                                                          1.9%

Subject to Government Appropriation                                         1.8%

Transportation                                                              1.6%

General Obligation                                                          1.5%

Corporate-Backed                                                            0.9%

(4.) Source: The Bond Buyer, 1/3/00.

(5.) Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

DIVIDEND DISTRIBUTIONS(*)
Franklin Connecticut Tax-Free Income Fund
3/1/99 - 2/29/00


                                                     DIVIDEND PER SHARE
                                            ------------------------------------
MONTH                                         CLASS A                  CLASS C
--------------------------------------------------------------------------------
March                                        4.65 cents               4.12 cents
April                                        4.65 cents               4.12 cents
May                                          4.65 cents               4.12 cents
June                                         4.65 cents               4.14 cents
July                                         4.65 cents               4.14 cents
August                                       4.65 cents               4.14 cents
September                                    4.63 cents               4.14 cents
October                                      4.63 cents               4.14 cents
November                                     4.63 cents               4.14 cents
December                                     4.63 cents               4.16 cents
January                                      4.63 cents               4.16 cents
February                                     4.63 cents               4.16 cents
--------------------------------------------------------------------------------
Total                                       55.68 cents              49.68 cents


(*) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.


Looking forward, we remain positive on the outlook for Connecticut, its municipal bonds and Franklin Connecticut Tax-Free Income Fund. The reduced new-issue supply combined with strong demand for Connecticut municipal bonds continue to make such bonds attractive investments.

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

  CLASS A
  One-Year Total Return                                  -5.90%
  Net Asset Value (NAV)                                  $10.06 (2/29/00)       $11.27 (2/28/99)
  Change in NAV                                          -$1.21

  Distributions (3/1/99-2/29/00)                         Dividend Income        $0.5568

  CLASS C
  One-Year Total Return                                  -6.32%
  Net Asset Value (NAV)                                  $10.10 (2/29/00)       $11.30 (2/28/99)
  Change in NAV                                          -$1.20

  Distributions (3/1/99-2/29/00)                         Dividend Income        $0.4968

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1,1994,fund shares were offered at a lower initial sales charge;thus actual total returns may differ.Effective May 1,1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan,which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADDITIONAL PERFORMANCE

                                                                              INCEPTION
  CLASS A                              1-YEAR        5-YEAR      10-YEAR      (10/3/88)
  -------------------------------------------------------------------------------------
  Cumulative Total Return(1)           -5.90%       +24.23%      +73.26%       +92.84%
  Average Annual Total Return(2)       -9.89%        +3.54%       +5.19%        +5.52%

                                                                              INCEPTION
  CLASS C                                            1-YEAR       3-YEAR       (5/1/95)
  -------------------------------------------------------------------------------------
  Cumulative Total Return(1)                         -6.32%       +6.34%       +20.04%
  Average Annual Total Return(2)                     -8.10%       +1.73%        +3.63%

  SHARE CLASS                                                        A             C
  -------------------------------------------------------------------------------------
  Distribution Rate(3)                                             5.29%         4.92%
  Taxable Equivalent Distribution Rate(4)                          9.17%         8.53%
  30-Day Standardized Yield(5)                                     4.95%         4.58%
  Taxable Equivalent Yield(4)                                      8.58%         7.94%

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Connecticut state personal income tax bracket of 42.32%, based on the federal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.


Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                    -9.89%
5-Year                                                                    +3.54%
10-Year                                                                   +5.19%
Since Inception (10/3/88)                                                 +5.52%

AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                    -8.10%
3-Year                                                                    +1.73%
Since Inception (5/1/95)                                                  +3.63%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).



CLASS A (3/1/90 - 2/29/00)

The following line graph compares the performance of Franklin Connecticut Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

              Franklin Connecticut    Lehman Brothers
                Tax-Free Income       Municipal Bond
Date              Fund-Class A            Index*                CPI*
----              ------------            ------                ----
03/01/1990               $9,554                10,000               10,000
03/31/1990      -0.22%   $9,533        0.03%   10,003       0.55%   10,055
04/30/1990      -0.71%   $9,465       -0.72%   9,931        0.16%   10,071
05/31/1990       2.24%   $9,677        2.18%   10,147       0.23%   10,094
06/30/1990       0.94%   $9,768        0.88%   10,237       0.54%   10,149
07/31/1990       1.52%   $9,917        1.47%   10,387       0.38%   10,187
08/31/1990      -2.52%   $9,667       -1.45%   10,237       0.92%   10,281
09/30/1990      -0.33%   $9,635        0.06%   10,243       0.84%   10,367
10/31/1990       1.27%   $9,757        1.82%   10,429       0.60%   10,430
11/30/1990       2.34%   $9,986        2.01%   10,639       0.22%   10,453
12/31/1990       0.13%   $9,973        0.43%   10,685       0.00%   10,453
01/31/1991       1.64%  $10,136        1.34%   10,828       0.60%   10,515
02/28/1991       0.55%  $10,192        0.87%   10,922       0.15%   10,531
03/31/1991       0.36%  $10,229        0.03%   10,925       0.15%   10,547
04/30/1991       1.23%  $10,354        1.34%   11,072       0.15%   10,563
05/31/1991       0.74%  $10,431        0.89%   11,170       0.30%   10,594
06/30/1991      -1.27%  $10,299       -0.10%   11,159       0.29%   10,625
07/31/1991       1.44%  $10,447        1.22%   11,295       0.15%   10,641
08/31/1991       1.23%  $10,575        1.32%   11,444       0.29%   10,672
09/30/1991       1.42%  $10,726        1.30%   11,593       0.44%   10,719
10/31/1991       0.64%  $10,794        0.90%   11,697       0.15%   10,735
11/30/1991       0.45%  $10,843        0.28%   11,730       0.29%   10,766
12/31/1991       1.88%  $11,047        2.15%   11,982       0.07%   10,774
01/31/1992       0.21%  $11,070        0.23%   12,010       0.15%   10,790
02/29/1992      -0.17%  $11,051        0.03%   12,013       0.36%   10,829
03/31/1992       0.14%  $11,066        0.03%   12,017       0.51%   10,884
04/30/1992       0.71%  $11,145        0.89%   12,124       0.14%   10,899
05/31/1992       1.45%  $11,307        1.18%   12,267       0.14%   10,914
06/30/1992       1.17%  $11,439        1.68%   12,473       0.36%   10,954
07/31/1992       3.24%  $11,810        3.00%   12,847       0.21%   10,977
08/31/1992      -1.25%  $11,662       -0.97%   12,723       0.28%   11,007
09/30/1992       0.22%  $11,688        0.65%   12,805       0.28%   11,038
10/31/1992      -1.56%  $11,505       -0.98%   12,680       0.35%   11,077
11/30/1992       2.31%  $11,771        1.79%   12,907       0.14%   11,092
12/31/1992       1.65%  $11,965        1.02%   13,039      -0.07%   11,085
01/31/1993       1.30%  $12,121        1.16%   13,190       0.49%   11,139
02/28/1993       2.90%  $12,472        3.62%   13,667       0.35%   11,178
03/31/1993      -0.43%  $12,419       -1.06%   13,522       0.35%   11,217
04/30/1993       0.77%  $12,514        1.01%   13,659       0.28%   11,248
05/31/1993       0.36%  $12,559        0.56%   13,735       0.14%   11,264
06/30/1993       1.76%  $12,780        1.67%   13,965       0.14%   11,280
07/31/1993       0.02%  $12,783        0.13%   13,983       0.00%   11,280
08/31/1993       2.19%  $13,063        2.08%   14,274       0.28%   11,311
09/30/1993       1.18%  $13,217        1.14%   14,437       0.21%   11,335
10/31/1993       0.24%  $13,249        0.19%   14,464       0.41%   11,382
11/30/1993      -0.43%  $13,192       -0.88%   14,337       0.07%   11,390
12/31/1993       1.90%  $13,442        2.11%   14,639       0.00%   11,390
01/31/1994       0.89%  $13,562        1.14%   14,806       0.27%   11,420
02/28/1994      -2.14%  $13,272       -2.59%   14,423       0.34%   11,459
03/31/1994      -3.51%  $12,806       -4.07%   13,836       0.34%   11,498
04/30/1994      -0.11%  $12,792        0.85%   13,953       0.14%   11,514
05/31/1994       0.95%  $12,913        0.87%   14,075       0.07%   11,522
06/30/1994      -0.64%  $12,831       -0.61%   13,989       0.34%   11,562
07/31/1994       1.78%  $13,059        1.83%   14,245       0.27%   11,593
08/31/1994       0.21%  $13,087        0.35%   14,295       0.40%   11,639
09/30/1994      -1.18%  $12,932       -1.47%   14,084       0.27%   11,671
10/31/1994      -1.87%  $12,690       -1.78%   13,834       0.07%   11,679
11/30/1994      -2.54%  $12,368       -1.81%   13,583       0.13%   11,694
12/31/1994       2.80%  $12,714        2.20%   13,882       0.00%   11,694
01/31/1995       2.56%  $13,040        2.86%   14,279       0.40%   11,741
02/28/1995       2.18%  $13,324        2.91%   14,695       0.40%   11,788
03/31/1995       0.71%  $13,419        1.15%   14,864       0.33%   11,827
04/30/1995       0.35%  $13,466        0.12%   14,882       0.33%   11,866
05/31/1995       2.38%  $13,786        3.19%   15,356       0.20%   11,889
06/30/1995       0.81%  $13,674       -0.87%   15,223       0.20%   11,913
07/31/1995       0.58%  $13,754        0.95%   15,367       0.00%   11,913
08/31/1995       1.30%  $13,933        1.27%   15,563       0.26%   11,944
09/30/1995       0.82%  $14,047        0.63%   15,661       0.20%   11,968
10/31/1995       1.22%  $14,218        1.45%   15,888       0.33%   12,007
11/30/1995       1.31%  $14,404        1.66%   16,151      -0.07%   11,999
12/31/1995       0.90%  $14,534        0.96%   16,306      -0.07%   11,991
01/31/1996       0.49%  $14,605        0.76%   16,430       0.59%   12,061
02/29/1996      -0.53%  $14,528       -0.68%   16,319       0.32%   12,100
03/31/1996      -0.91%  $14,396       -1.28%   16,110       0.52%   12,163
04/30/1996       0.11%  $14,412       -0.28%   16,065       0.39%   12,210
05/31/1996       0.24%  $14,446       -0.04%   16,058       0.19%   12,234
06/30/1996       1.01%  $14,592        1.09%   16,233       0.06%   12,241
07/31/1996       0.68%  $14,691        0.90%   16,379       0.19%   12,264
08/31/1996       0.28%  $14,732       -0.02%   16,376       0.19%   12,287
09/30/1996       1.03%  $14,884        1.40%   16,605       0.32%   12,327
10/31/1996       0.78%  $15,000        1.13%   16,793       0.32%   12,366
11/30/1996       1.28%  $15,192        1.83%   17,100       0.19%   12,390
12/31/1996      -0.06%  $15,183       -0.42%   17,028       0.00%   12,390
01/31/1997       0.22%  $15,217        0.19%   17,061       0.32%   12,429
02/28/1997       0.74%  $15,329        0.92%   17,218       0.31%   12,468
03/31/1997      -0.79%  $15,208       -1.33%   16,989       0.25%   12,499
04/30/1997       0.63%  $15,304        0.84%   17,131       0.12%   12,514
05/31/1997       1.34%  $15,509        1.51%   17,390      -0.06%   12,507
06/30/1997       0.92%  $15,652        1.07%   17,576       0.12%   12,522
07/31/1997       2.26%  $16,005        2.77%   18,063       0.12%   12,537
08/31/1997      -0.64%  $15,903       -0.94%   17,893       0.19%   12,560
09/30/1997       1.09%  $16,076        1.19%   18,106       0.25%   12,592
10/31/1997       0.48%  $16,153        0.64%   18,222       0.25%   12,623
11/30/1997       0.69%  $16,265        0.59%   18,330      -0.06%   12,616
12/31/1997       1.27%  $16,471        1.46%   18,597      -0.12%   12,601
01/31/1998       0.81%  $16,605        1.03%   18,789       0.19%   12,624
02/28/1998       0.26%  $16,648        0.03%   18,794       0.19%   12,648
03/31/1998       0.11%  $16,666        0.09%   18,811       0.19%   12,672
04/30/1998       0.05%  $16,675       -0.45%   18,727       0.18%   12,695
05/31/1998       1.23%  $16,880        1.58%   19,023       0.18%   12,718
06/30/1998       0.41%  $16,949        0.39%   19,097       0.12%   12,733
07/31/1998       0.38%  $17,013        0.25%   19,145       0.12%   12,749
08/31/1998       1.06%  $17,194        1.55%   19,441       0.12%   12,764
09/30/1998       0.93%  $17,354        1.25%   19,684       0.12%   12,779
10/31/1998      -0.08%  $17,340        0.00%   19,684       0.24%   12,810
11/30/1998       0.34%  $17,399        0.35%   19,753       0.00%   12,810
12/31/1998       0.32%  $17,454        0.25%   19,803      -0.06%   12,802
01/31/1999       1.05%  $17,638        1.19%   20,038       0.24%   12,833
02/28/1999      -0.30%  $17,585       -0.44%   19,950       0.12%   12,848
03/31/1999       0.29%  $17,636        0.14%   19,978       0.30%   12,887
04/30/1999      -0.04%  $17,629        0.25%   20,028       0.73%   12,981
05/31/1999      -0.42%  $17,555       -0.58%   19,912       0.00%   12,981
06/30/1999      -1.63%  $17,269       -1.44%   19,625       0.00%   12,981
07/31/1999       0.22%  $17,306        0.36%   19,696       0.30%   13,020
08/31/1999      -1.48%  $17,050       -0.80%   19,538       0.24%   13,051
09/30/1999      -0.24%  $17,009        0.04%   19,546       0.48%   13,114
10/31/1999      -1.85%  $16,695       -1.08%   19,335       0.18%   13,137
11/30/1999       0.78%  $16,825        1.06%   19,540       0.06%   13,145
12/31/1999      -1.28%  $16,610       -0.75%   19,393       0.00%   13,145
01/31/2000      -1.22%  $16,407       -0.44%   19,308       0.24%   13,177
02/29/2000       0.84%  $16,590        1.16%   19,532       0.59%   13,255


CLASS C (5/1/95 - 2/29/00)

The following line graph compares the performance of Franklin Connecticut Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

              Franklin Connecticut
                Tax-Free Income       Lehman Brothers
Date              Fund-Class C      Municipal Bond Index*        CPI*
----              ------------      ---------------------        ----
05/01/1995              $9,898                $10,000                 $10,000
05/31/1995      2.41%  $10,137        3.19%   $10,319        0.20%    $10,020
06/30/1995     -0.77%  $10,058       -0.87%   $10,229        0.20%    $10,040
07/31/1995      0.52%  $10,111        0.95%   $10,326        0.00%    $10,040
08/31/1995      1.34%  $10,246        1.27%   $10,458        0.26%    $10,066
09/29/1995      0.86%  $10,334        0.63%   $10,523        0.20%    $10,086
10/31/1995      1.16%  $10,454        1.45%   $10,676        0.33%    $10,120
11/30/1995      1.25%  $10,585        1.66%   $10,853       -0.07%    $10,112
12/29/1995      0.66%  $10,655        0.96%   $10,957       -0.07%    $10,105
01/31/1996      0.43%  $10,701        0.76%   $11,041        0.59%    $10,165
02/29/1996     -0.61%  $10,635       -0.68%   $10,966        0.32%    $10,198
03/29/1996     -0.96%  $10,533       -1.28%   $10,825        0.52%    $10,251
04/30/1996      0.15%  $10,549       -0.28%   $10,795        0.39%    $10,291
05/31/1996      0.18%  $10,568       -0.04%   $10,791        0.19%    $10,310
06/28/1996      0.69%  $10,641        1.09%   $10,908        0.06%    $10,316
07/31/1996      0.73%  $10,719        0.90%   $11,006        0.19%    $10,336
08/30/1996      0.43%  $10,765       -0.02%   $11,004        0.19%    $10,356
09/30/1996      0.99%  $10,871        1.40%   $11,158        0.32%    $10,389
10/31/1996      0.73%  $10,951        1.13%   $11,284        0.32%    $10,422
11/29/1996      1.23%  $11,085        1.83%   $11,491        0.19%    $10,442
12/31/1996     -0.20%  $11,063       -0.42%   $11,443        0.00%    $10,442
01/31/1997      0.17%  $11,082        0.19%   $11,464        0.32%    $10,475
02/28/1997      0.80%  $11,171        0.92%   $11,570        0.31%    $10,508
03/31/1997     -0.84%  $11,077       -1.33%   $11,416        0.25%    $10,534
04/30/1997      0.59%  $11,142        0.84%   $11,512        0.12%    $10,547
05/31/1997      1.29%  $11,286        1.51%   $11,686       -0.06%    $10,540
06/30/1997      0.97%  $11,395        1.07%   $11,811        0.12%    $10,553
07/31/1997      2.12%  $11,637        2.77%   $12,138        0.12%    $10,565
08/31/1997     -0.69%  $11,557       -0.94%   $12,024        0.19%    $10,586
09/30/1997      1.13%  $11,687        1.19%   $12,167        0.25%    $10,612
10/31/1997      0.34%  $11,727        0.64%   $12,245        0.25%    $10,639
11/30/1997      0.74%  $11,814        0.59%   $12,317       -0.06%    $10,632
12/31/1997      1.22%  $11,958        1.46%   $12,497       -0.12%    $10,619
01/31/1998      0.76%  $12,049        1.03%   $12,626        0.19%    $10,640
02/28/1998      0.22%  $12,075        0.03%   $12,629        0.19%    $10,660
03/31/1998      0.06%  $12,083        0.09%   $12,641        0.19%    $10,680
04/30/1998      0.01%  $12,084       -0.45%   $12,584        0.18%    $10,699
05/31/1998      1.18%  $12,226        1.58%   $12,783        0.18%    $10,719
06/30/1998      0.36%  $12,270        0.39%   $12,832        0.12%    $10,731
07/31/1998      0.33%  $12,311        0.25%   $12,865        0.12%    $10,744
08/31/1998      1.01%  $12,435        1.55%   $13,064        0.12%    $10,757
09/30/1998      0.88%  $12,545        1.25%   $13,227        0.12%    $10,770
10/31/1998     -0.13%  $12,528        0.00%   $13,227        0.24%    $10,796
11/30/1998      0.29%  $12,565        0.35%   $13,274        0.00%    $10,796
12/31/1998      0.27%  $12,599        0.25%   $13,307       -0.06%    $10,789
01/31/1999      1.00%  $12,725        1.19%   $13,465        0.24%    $10,815
02/28/1999     -0.34%  $12,681       -0.44%   $13,406        0.12%    $10,828
03/31/1999      0.24%  $12,712        0.14%   $13,425        0.30%    $10,861
04/30/1999      0.00%  $12,712        0.25%   $13,458        0.73%    $10,940
05/31/1999     -0.55%  $12,642       -0.58%   $13,380        0.00%    $10,940
06/30/1999     -1.67%  $12,431       -1.44%   $13,187        0.00%    $10,940
07/31/1999      0.27%  $12,464        0.36%   $13,235        0.30%    $10,973
08/31/1999     -1.61%  $12,264       -0.80%   $13,129        0.24%    $10,999
09/30/1999     -0.28%  $12,229        0.04%   $13,134        0.48%    $11,052
10/31/1999     -1.88%  $11,999       -1.08%   $12,992        0.18%    $11,072
11/30/1999      0.73%  $12,087        1.06%   $13,130        0.06%    $11,079
12/31/1999     -1.32%  $11,927       -0.75%   $13,032        0.00%    $11,079
01/31/2000     -1.26%  $11,777       -0.44%   $12,974        0.24%    $11,105
02/29/2000      0.90%  $11,881        1.16%   $13,125        0.59%    $11,171


Past performance does not guarantee future results.


FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND




Your Fund's Goal: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio of municipal bonds with an average weighted maturity (the time in which a debt must be repaid) between three and 10 years.(1)


PORTFOLIO NOTES

During the year under review, the municipal bond market continued to face challenging and volatile times. The yield on the benchmark 30-year U.S. Treasury bond increased from 5.58% on February 28, 1999, to 6.14% on February 29, 2000, but reached a high of 6.75% on January 20, 2000. The municipal bond market generally trended with the 30-year Treasury bond, and like its counterpart, saw yields increase. Overall, fixed-income investors were cautious during the 12 months under review, as the Federal Reserve Board (the Fed) took a more aggressive posture regarding the outlook for potential domestic inflationary tendencies. At its June 1999 meeting, the Fed increased the federal funds target rate by 25 basis points to 5.00% -- the first of four increases during the reporting period -- leaving the federal funds target rate at 5.75% on February 29, 2000, with a bias toward further increases.

The rise in interest rates during the 12-month period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 10-year Treasury bond price fell 9.09%, and the fund's benchmark, the Lehman Brothers Municipal 10-Year Bond Index, was off 7.08%. By comparison, your fund's Class A share price, as measured by net asset value, declined 6.9%.(2)





(1.) These dividends are generally subject to state and local income tax, if any. For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

A non-diversified fund may be subject to greater risk of adverse economic or regulatory developments than a fund with broader diversification.

(2.) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 73.




CREDIT QUALITY BREAKDOWN(*)

Franklin Federal Intermediate-Term Tax-Free Income Fund
Based on Total Long-Term Investments
2/29/00


                                  [PIE CHART]

                        AAA                                                15.3%
                        AA                                                  7.0%
                        A                                                  20.5%
                        BBB                                                54.5%
                        Below Investment Grade                              2.7%


(*)Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.


PORTFOLIO BREAKDOWN

Franklin Federal Intermediate-Term Tax-Free Income Fund
2/29/00

                                                                      % OF TOTAL
                                                                      LONG-TERM
SECTOR                                                               INVESTMENTS
--------------------------------------------------------------------------------
Utilities                                                                  23.7%

Hospital & Health Care                                                     17.4%

Corporate-Backed                                                           14.9%

Subject to Government Appropriation                                         9.0%

Tax-Supported Debt                                                          8.1%

General Obligation                                                          6.9%

Housing                                                                     6.3%

Transportation                                                              5.2%

Prerefunded                                                                 3.8%

Higher Education                                                            3.7%

Other Revenue                                                               1.0%


DIVIDEND DISTRIBUTIONS(*)

Franklin Federal Intermediate-Term Tax-Free Income Fund - Class A
3/1/99 - 2/29/00

                       DIVIDEND
MONTH                  PER SHARE
---------------------------------
March                  4.15 cents
April                  4.15 cents
May                    4.15 cents
June                   4.15 cents
July                   4.15 cents
August                 4.15 cents
September              4.25 cents
October                4.25 cents
November               4.25 cents
December               4.30 cents
January                4.30 cents
February               4.30 cents

---------------------------------
TOTAL                 50.55 CENTS


(*)Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.



In addition, your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 23 shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 4.80%, based on an annualization of the current 4.3 cent ($0.043) per share dividend and the maximum offering price of $10.76 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal personal income tax bracket of 39.6% would need to earn 7.95% from a taxable investment to match the fund's tax-free distribution rate.

During the period, we made a majority of our purchases in the new issue market, as issuers and underwriters were under market pressures to price deals attractively. Purchases into the fund included Arkansas Conway Hospital Revenue, North Carolina Eastern Municipal Power Agency and Massachusetts State Development Finance Agency - Waste Management Inc. Furthermore, we looked for opportunities to sell bonds in the secondary market, offering us the opportunity to take tax losses, which can be used to offset current or future capital gains and potentially lessen shareholders' future tax liabilities.

The rise in rates presented opportunities to restructure the fund to increase its income-earning potential by allowing us to add more non-insured bonds, as the interest rate increase caused yield spreads between AAA- and BBB-rated securities to widen. To meet redemptions, the fund sought to sell primarily securities that were trading at relatively favorable market prices, which were mostly high-grade, liquid bonds.

Going forward, we are positive for the outlook for fixed-income markets, yet expect the markets to remain somewhat volatile. In the near term, the strength of the economy and inflationary pressures will determine the level of volatility that will persist. However, longer term we feel that the continued economic expansion and smaller supply of new-issue bonds should make municipal bonds attractive investments.

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                           -2.43%
Net Asset Value (NAV)                           $10.52 (2/29/00)      $11.30(2/28/99)
Change in NAV                                   -$ 0.78

Distributions (3/1/99-2/29/00)                  Dividend Income       $0.5055

ADDITIONAL PERFORMANCE

                                                                       INCEPTION
CLASS A                                     1-YEAR          5-YEAR     (9/21/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  -2.43%         +28.11%      +50.08%
Average Annual Total Return(2)              -4.63%          +4.60%       +5.29%


SHARE CLASS                                                                  A
--------------------------------------------------------------------------------
Distribution Rate(3)                                                       4.80%

Taxable Equivalent Distribution Rate(4)                                    7.95%

30-Day Standardized Yield(5)                                               4.80%

Taxable Equivalent Yield(4)                                                7.95%

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND


CLASS A: Subject to the maximum 2.25% initial sales charge.Past expense reductions by the fund's manager increased the fund's total returns.



(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.

(3.) Distribution rate is based on an annualization of the current 4.3 cent per share monthly dividend and the maximum offering price of $10.76 on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the 2000 maximum federal personal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.


Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



Past performance does not guarantee future results.

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND



AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
-----------------------------------
1-Year                       -4.63%
5-Year                       +4.60%
Since Inception (9/21/92)    +5.29%

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 7,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

        CLASS A (9/23/92 - 2/29/00)

The following line graph compares the performance of Franklin Federal Intermediate-Term Tax-Free Income Fund's Class A share to that of the Lehman Brothers Municipal 10-Year Bond Index, and to the Consumer Price Index based on a $10,000 investment from 9/21/92 to 2/29/00.

Date                 Franklin Federal       Lehman Brothers           CPI*
                    Intermediate-Term      Municipal 10-Year
                     Tax-Free Income          Bond Index*
                       Fund-Class A
      09/23/1992               $9,775               $10,000                $10,000
      09/30/1992               $9,785      0.19%    $10,019     0.07%      $10,007
      10/31/1992    -0.40%     $9,746     -1.02%     $9,917     0.35%      $10,042
      11/30/1992     1.91%     $9,932      1.83%    $10,098     0.14%      $10,056
      12/31/1992     0.94%    $10,025      1.16%    $10,215    -0.07%      $10,049
      01/31/1993     0.81%    $10,107      1.68%    $10,387     0.49%      $10,098
      02/28/1993     2.92%    $10,402      3.66%    $10,767     0.35%      $10,133
      03/31/1993     0.32%    $10,435     -1.46%    $10,610     0.35%      $10,169
      04/30/1993     0.74%    $10,512      0.95%    $10,711     0.28%      $10,197
      05/31/1993     0.31%    $10,545      0.35%    $10,748     0.14%      $10,211
      06/30/1993     1.49%    $10,702      1.97%    $10,960     0.14%      $10,226
      07/31/1993     0.53%    $10,759      0.25%    $10,987     0.00%      $10,226
      08/31/1993     1.77%    $10,949      2.07%    $11,215     0.28%      $10,254
      09/30/1993     0.96%    $11,054      1.23%    $11,353     0.21%      $10,276
      10/31/1993     0.58%    $11,118      0.16%    $11,371     0.41%      $10,318
      11/30/1993    -0.59%    $11,053     -0.82%    $11,278     0.07%      $10,325
      12/31/1993     2.20%    $11,296      2.13%    $11,518     0.00%      $10,325
      01/31/1994     1.14%    $11,425      1.23%    $11,660     0.27%      $10,353
      02/28/1994    -1.83%    $11,216     -2.74%    $11,340     0.34%      $10,388
      03/31/1994    -3.07%    $10,871     -3.82%    $10,907     0.34%      $10,424
      04/30/1994     0.51%    $10,927      1.10%    $11,027     0.14%      $10,438
      05/31/1994     0.83%    $11,017      0.80%    $11,115     0.07%      $10,445
      06/30/1994    -0.27%    $10,988     -0.43%    $11,067     0.34%      $10,481
      07/31/1994     1.37%    $11,138      1.68%    $11,253     0.27%      $10,509
      08/31/1994     0.72%    $11,218      0.39%    $11,297     0.40%      $10,551
      09/30/1994    -0.80%    $11,129     -1.34%    $11,146     0.27%      $10,580
      10/31/1994    -1.30%    $10,984     -1.46%    $10,983     0.07%      $10,587
      11/30/1994    -1.36%    $10,835     -1.89%    $10,775     0.13%      $10,601
      12/31/1994     1.44%    $10,991      1.80%    $10,969     0.00%      $10,601
      01/31/1995     2.33%    $11,247      2.59%    $11,254     0.40%      $10,643
      02/28/1995     1.83%    $11,452      2.83%    $11,572     0.40%      $10,686
      03/31/1995     0.95%    $11,561      1.35%    $11,728     0.33%      $10,721
      04/30/1995     0.20%    $11,584      0.12%    $11,742     0.33%      $10,757
      05/31/1995     2.54%    $11,879      3.17%    $12,115     0.20%      $10,778
      06/30/1995    -0.50%    $11,819     -0.62%    $12,039     0.20%      $10,800
      07/31/1995     0.90%    $11,926      1.47%    $12,216     0.00%      $10,800
      08/31/1995     1.36%    $12,088      1.36%    $12,383     0.26%      $10,828
      09/30/1995     0.88%    $12,194      0.64%    $12,462     0.20%      $10,849
      10/31/1995     1.19%    $12,339      1.15%    $12,605     0.33%      $10,885
      11/30/1995     1.23%    $12,491      1.34%    $12,774    -0.07%      $10,878
      12/31/1995     0.67%    $12,575      0.61%    $12,852    -0.07%      $10,870
      01/31/1996     0.62%    $12,653      1.01%    $12,982     0.59%      $10,934
      02/29/1996    -0.49%    $12,591     -0.41%    $12,929     0.32%      $10,969
      03/31/1996     1.51%    $12,781     -1.24%    $12,768     0.52%      $11,026
      04/30/1996    -0.03%    $12,777     -0.35%    $12,724     0.39%      $11,069
      05/31/1996    -0.09%    $12,765     -0.28%    $12,688     0.19%      $11,090
      06/30/1996     0.95%    $12,887      0.95%    $12,808     0.06%      $11,097
      07/31/1996     0.62%    $12,967      0.96%    $12,931     0.19%      $11,118
      08/31/1996     0.06%    $12,974      0.00%    $12,931     0.19%      $11,139
      09/30/1996     0.99%    $13,103      1.03%    $13,065     0.32%      $11,175
      10/31/1996     1.05%    $13,240      1.26%    $13,229     0.32%      $11,210
      11/30/1996     1.31%    $13,414      2.02%    $13,496     0.19%      $11,232
      12/31/1996    -0.01%    $13,413     -0.45%    $13,436     0.00%      $11,232
      01/31/1997    -2.19%    $13,119      0.39%    $13,488     0.32%      $11,268
      02/28/1997     0.87%    $13,233      0.94%    $13,615     0.31%      $11,303
      03/31/1997    -0.94%    $13,109     -1.34%    $13,432     0.25%      $11,331
      04/30/1997     0.77%    $13,209      0.74%    $13,532     0.12%      $11,344
      05/31/1997     0.64%    $13,294      1.42%    $13,724    -0.06%      $11,338
      06/30/1997     1.16%    $13,448      1.10%    $13,875     0.12%      $11,351
      07/31/1997     2.23%    $13,748      2.81%    $14,265     0.12%      $11,365
      08/31/1997    -0.50%    $13,679     -0.97%    $14,126     0.19%      $11,386
      09/30/1997     0.78%    $13,786      1.27%    $14,306     0.25%      $11,415
      10/31/1997     0.54%    $13,861      0.53%    $14,382     0.25%      $11,443
      11/30/1997     0.56%    $13,938      0.46%    $14,448    -0.06%      $11,437
      12/31/1997     1.31%    $14,121      1.58%    $14,676    -0.12%      $11,423
      01/31/1998     1.21%    $14,292      1.11%    $14,839     0.19%      $11,445
      02/28/1998     0.03%    $14,296     -0.01%    $14,838     0.19%      $11,466
      03/31/1998     0.06%    $14,304     -0.07%    $14,827     0.19%      $11,488
      04/30/1998    -0.17%    $14,280     -0.55%    $14,746     0.18%      $11,509
      05/31/1998     1.28%    $14,463      1.70%    $14,996     0.18%      $11,530
      06/30/1998     0.29%    $14,505      0.37%    $15,052     0.12%      $11,543
      07/31/1998     0.34%    $14,554      0.16%    $15,076     0.12%      $11,557
      08/31/1998     1.11%    $14,716      1.74%    $15,338     0.12%      $11,571
      09/30/1998     0.98%    $14,860      1.49%    $15,567     0.12%      $11,585
      10/31/1998    -0.03%    $14,856      0.04%    $15,573     0.24%      $11,613
      11/30/1998     0.30%    $14,900      0.30%    $15,620     0.00%      $11,613
      12/31/1998     0.27%    $14,940      0.31%    $15,668    -0.06%      $11,606
      01/31/1999     1.17%    $15,115      1.53%    $15,908     0.24%      $11,634
      02/28/1999    -0.52%    $15,037     -0.90%    $15,765     0.12%      $11,648
      03/31/1999     0.07%    $15,047     -0.05%    $15,757     0.30%      $11,683
      04/30/1999     0.36%    $15,101      0.27%    $15,799     0.73%      $11,768
      05/31/1999    -0.56%    $15,017     -0.70%    $15,689     0.00%      $11,768
      06/30/1999    -1.13%    $14,847     -1.86%    $15,397     0.00%      $11,768
      07/31/1999     0.27%    $14,887      0.67%    $15,500     0.30%      $11,803
      08/31/1999    -0.59%    $14,799     -0.37%    $15,443     0.24%      $11,831
      09/30/1999     0.20%    $14,829      0.34%    $15,495     0.48%      $11,888
      10/31/1999    -1.11%    $14,664     -0.71%    $15,385     0.18%      $11,910
      11/30/1999     0.62%    $14,755      1.09%    $15,553     0.06%      $11,917
      12/31/1999    -0.62%    $14,664     -0.52%    $15,472     0.00%      $11,917
      01/31/2000    -0.64%    $14,570     -0.41%    $15,409     0.24%      $11,945
      02/29/2000     0.68%    $14,671      0.79%    $15,530     0.59%      $12,016

(*)Source: Standard & Poor's Micropal.



Past performance does not guarantee future results.

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND




Your Fund's Goal: Franklin High Yield Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio consisting primarily of higher-yielding, medium- to lower-rated and non-rated municipal securities.(1) As discussed in the fund's prospectus, these securities entail greater risk than higher-rated municipal securities.


PORTFOLIO NOTES

During the year under review, the U.S. bond markets continued to experience challenging times. The yield on the 30-year Treasury bond fluctuated significantly during the period, beginning at 5.58%, then rising to a high of 6.75% on January 20, 2000, before closing the period at 6.14%. The municipal bond market trended in the same general direction as the Treasury market, although the volatility was not nearly as great.

Many of the same themes that existed in the municipal bond market in 1999 continued to persist in the first two months of 2000. In the semiannual report, we pointed out that certain sectors of the municipal bond market had not fared as well as others. For example, the health care sector was among the poorest performing sectors in 1999 and continued to struggle in 2000. A reduction in federal funding to hospitals as well as an extremely competitive environment contributed to this sector's weakness. However, this environment provided the fund with opportunities to find and purchase certain health care securities that we felt were undervalued, as well as sell certain holdings that we believed on a relative basis were overvalued. Nonetheless, it also created pressure on several of the fund's health care positions.

During the 12-month reporting period, the fund's share price fell as interest rates increased. It should be noted that the fund's share price decline was not a result of any change to our investment philosophy or strategy, but instead representative of the decline in market value of the portfolio's securities attributed to rising interest rates. In fact, the fund's diversification and overall composition helped protect our shareholders compared to individual bond investors.


CREDIT QUALITY BREAKDOWN(*)

Franklin High Yield Tax-Free Income Fund Based on Total Long-Term Investments

2/29/00


                                  [PIE CHART]

                        AAA -                                              23.5%
                        AA -                                                2.9%
                        A -                                                 8.7%
                        BBB -                                              27.6%
                        Below Investment Grade -                           37.3%




(*)Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.

(1.) These dividends are generally subject to state and local income tax, if any. For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 81.

PORTFOLIO BREAKDOWN

Franklin High Yield Tax-Free Income Fund

2/29/00

                                                                      % OF TOTAL
                                                                      LONG-TERM
SECTOR                                                               INVESTMENTS
--------------------------------------------------------------------------------
Utilities                                                                  28.2%
Prerefunded                                                                14.7%
Hospital & Health Care                                                     13.8%
Tax-Supported Debt                                                         12.1%
Transportation                                                              8.8%
Corporate-Backed                                                            7.7%
General Obligation                                                          5.0%
Housing                                                                     3.4%
Other Revenue                                                               3.4%
Subject to Government
Appropriation                                                               2.7%
Higher Education                                                            0.2%

In addition, your fund offers a notable tax advantage over a comparable taxable investment. On page 29, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.96%, based on an annualization of the current 5.4 cent ($0.054) per share dividend and the maximum offering price of $10.87 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal personal income tax bracket of 39.6% would need to earn 9.87% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

The rise in rates presented opportunities to restructure the fund to increase its income-earning potential. In addition, we sought to take advantage of the higher interest-rate environment to book tax losses by selling lower yielding securities, and reinvesting the proceeds at prevailing higher rates. These losses help to offset any potential capital gains in the portfolio, can be carried forward for several years, possibly lowering shareholders' future tax liabilities.

There were several bright spots during the period. The fund was the beneficiary of certain credit upgrades, resulting in improved prices for several holdings. Three of the fund's major utility holdings -- Public Service Co. of New Mexico, Tucson Electric Power Co. and Public Service Co. of New Hampshire -- were upgraded during the year under review. In addition, in the fall of 1999, the fund was able to add a major holding, New Jersey EDA for Continental Airlines. The bonds financed a third concourse for Continental at Newark International Airport, the airline's largest hub and the busiest airport serving New York City and the tri-state area.

Looking forward, in our opinion municipal securities represent one of the most undervalued sectors of the fixed-income market. Municipals have been cheap compared with Treasuries during the past year due to several factors, most notably, as rates have risen, investors have shunned the market, or moved money into other investments. At the end of the period, the Bond Buyer Municipal Bond Index (Bond Buyer 40) yielded 6.17%, and the 30-year U.S. Treasury bond yielded 6.14%, resulting in a municipal-to-Treasury yield ratio of 101%, compared with an average ratio over the past 10 years of 90%. This means that municipal securities have significant potential for price increases to return to their historical average. Another positive sign is that municipal bond supply has been considerably lower through the first two months of 2000 compared with the same period in 1999, which should make municipal securities attractive investments. Due to these factors, we remain optimistic about the high yield municipal bond market for the near and long term.


DIVIDEND DISTRIBUTIONS(*)

Franklin High Yield Tax-Free Income Fund

3/1/99 - 2/29/00

                                                 DIVIDEND PER SHARE
                                   ---------------------------------------------
MONTH                                CLASS A         CLASS B           CLASS C
--------------------------------------------------------------------------------
March                               5.4 cents       4.84 cents        4.79 cents
April                               5.4 cents       4.84 cents        4.79 cents
May                                 5.4 cents       4.84 cents        4.79 cents
June                                5.4 cents       4.84 cents        4.90 cents
July                                5.4 cents       4.84 cents        4.90 cents
August                              5.4 cents       4.84 cents        4.90 cents
September                           5.4 cents       4.86 cents        4.92 cents
October                             5.4 cents       4.86 cents        4.92 cents
November                            5.4 cents       4.86 cents        4.92 cents
December                            5.4 cents       4.90 cents        4.91 cents
January                             5.4 cents       4.90 cents        4.91 cents
February                            5.4 cents       4.90 cents        4.91 cents
--------------------------------------------------------------------------------
TOTAL                              64.8 CENTS      58.32 CENTS       58.56 CENTS


(*)Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.


This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge;thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan,which affects subsequent performance.

CLASS B: Subject to no initial sales charge,but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment.These shares have higher annual fees and expenses than Class A shares.

ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                  -3.81%
Net Asset Value (NAV)                  $10.41 (2/29/00)             $11.49(2/28/99)
Change in NAV                          -$ 1.08
Distributions (3/1/99-2/29/00)         Dividend Income              $0.6480
                                       Long-Term Capital Gain       $0.0028
                                       ------------------------------------
                                       Total                        $0.6508
CLASS B
One-Year Total Return                   -4.27%
Net Asset Value (NAV)                  $10.45 (2/29/00)             $11.52(2/28/99)
Change in NAV                          -$ 1.07
Distributions (3/1/99-2/29/00)         Dividend Income              $0.5832
                                       Long-Term Capital Gain       $0.0028
                                       ------------------------------------
                                       Total                        $0.5860
CLASS C
One-Year Total Return                  -4.41%
Net Asset Value (NAV)                  $10.48 (2/29/00)             $11.57(2/28/99)
Change in NAV                          -$1.09
Distributions (3/1/99-2/29/00)         Dividend Income              $0.5856
                                       Long-Term Capital Gain       $0.0028
                                       ------------------------------------
                                       Total                        $0.5884


Franklin High Yield Tax-Free Income Fund paid distributions derived from long-term capital gains of 0.28 cents ($0.0028) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).




                           Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE

                                                                                             INCEPTION
CLASS A                                         1-YEAR         5-YEAR         10-YEAR        (3/18/86)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                      -3.81%        +32.16%         +96.02%        +173.92%
Average Annual Total Return(2)                  -7.89%         +4.81%          +6.50%          +7.16%


                                                                                              INCEPTION
CLASS B                                                                        1-YEAR         (1/1/99)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                                     -4.27%          -3.36%
Average Annual Total Return(2)                                                 -7.90%          -6.05%


                                                                                              INCEPTION
CLASS C                                                        1-YEAR          3-YEAR         (5/1/95)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                     -4.41%          +9.18%         +26.88%
Average Annual Total Return(2)                                 -6.29%          +2.64%          +4.83%




SHARE CLASS                                                        A               B               C
------------------------------------------------------------------------------------------------------
Distribution Rate(3)                                             5.96%           5.67%           5.58%
Taxable Equivalent Distribution Rate(4)                          9.87%           9.39%           9.24%
30-Day Standardized Yield(5)                                     5.86%           5.56%           5.52%
Taxable Equivalent Yield(4)                                      9.70%           9.21%           9.14%




For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



Past performance does not guarantee future results.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Class B) per share on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the 2000 maximum federal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.


Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND




AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
----------------------------------
1-Year                      -7.89%
5-Year                      +4.81%
10-Year                     +6.50%
Since Inception (3/18/86)   +7.16%




AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS B
----------------------------------
1-Year                      -7.90%
Since Inception (1/1/99)    -6.05%




TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index.


        CLASS A (3/1/90 - 2/29/00)

Date               Franklin High Yield     Lehman Brothers            CPI*
                     Tax-Free Income       Municipal Bond
                      Fund-Class A             Index*
      03/01/1990               $9,564               $10,000                 $10,000
      03/31/1990    -0.10%     $9,554      0.03%    $10,003      0.55%      $10,055
      04/30/1990    -0.77%     $9,481     -0.72%     $9,931      0.16%      $10,071
      05/31/1990     2.13%     $9,683      2.18%    $10,147      0.23%      $10,094
      06/30/1990     1.15%     $9,794      0.88%    $10,237      0.54%      $10,149
      07/31/1990     1.43%     $9,934      1.47%    $10,387      0.38%      $10,187
      08/31/1990    -1.80%     $9,755     -1.45%    $10,237      0.92%      $10,281
      09/30/1990    -0.10%     $9,746      0.06%    $10,243      0.84%      $10,367
      10/31/1990     0.88%     $9,831      1.82%    $10,429      0.60%      $10,430
      11/30/1990     1.66%     $9,995      2.01%    $10,639      0.22%      $10,453
      12/31/1990    -0.19%     $9,976      0.43%    $10,685      0.00%      $10,453
      01/31/1991     1.27%    $10,102      1.34%    $10,828      0.60%      $10,515
      02/28/1991     0.38%    $10,141      0.87%    $10,922      0.15%      $10,531
      03/31/1991     0.49%    $10,190      0.03%    $10,925      0.15%      $10,547
      04/30/1991     1.46%    $10,339      1.34%    $11,072      0.15%      $10,563
      05/31/1991     0.87%    $10,429      0.89%    $11,170      0.30%      $10,594
      06/30/1991     0.39%    $10,470     -0.10%    $11,159      0.29%      $10,625
      07/31/1991     1.35%    $10,611      1.22%    $11,295      0.15%      $10,641
      08/31/1991     1.06%    $10,724      1.32%    $11,444      0.29%      $10,672
      09/30/1991     1.44%    $10,878      1.30%    $11,593      0.44%      $10,719
      10/31/1991     0.67%    $10,951      0.90%    $11,697      0.15%      $10,735
      11/30/1991     0.38%    $10,993      0.28%    $11,730      0.29%      $10,766
      12/31/1991     2.00%    $11,212      2.15%    $11,982      0.07%      $10,774
      01/31/1992    -0.10%    $11,201      0.23%    $12,010      0.15%      $10,790
      02/29/1992    -0.12%    $11,188      0.03%    $12,013      0.36%      $10,829
      03/31/1992     0.49%    $11,243      0.03%    $12,017      0.51%      $10,884
      04/30/1992     1.06%    $11,362      0.89%    $12,124      0.14%      $10,899
      05/31/1992     1.49%    $11,531      1.18%    $12,267      0.14%      $10,914
      06/30/1992     1.46%    $11,699      1.68%    $12,473      0.36%      $10,954
      07/31/1992     3.43%    $12,101      3.00%    $12,847      0.21%      $10,977
      08/31/1992    -1.51%    $11,918     -0.97%    $12,723      0.28%      $11,007
      09/30/1992     0.15%    $11,936      0.65%    $12,805      0.28%      $11,038
      10/31/1992    -1.35%    $11,775     -0.98%    $12,680      0.35%      $11,077
      11/30/1992     2.43%    $12,061      1.79%    $12,907      0.14%      $11,092
      12/31/1992     1.58%    $12,251      1.02%    $13,039     -0.07%      $11,085
      01/31/1993     1.31%    $12,412      1.16%    $13,190      0.49%      $11,139
      02/28/1993     2.82%    $12,762      3.62%    $13,667      0.35%      $11,178
      03/31/1993    -0.22%    $12,734     -1.06%    $13,522      0.35%      $11,217
      04/30/1993     0.70%    $12,823      1.01%    $13,659      0.28%      $11,248
      05/31/1993     0.55%    $12,893      0.56%    $13,735      0.14%      $11,264
      06/30/1993     1.79%    $13,124      1.67%    $13,965      0.14%      $11,280
      07/31/1993     0.12%    $13,140      0.13%    $13,983      0.00%      $11,280
      08/31/1993     2.13%    $13,420      2.08%    $14,274      0.28%      $11,311
      09/30/1993     1.12%    $13,570      1.14%    $14,437      0.21%      $11,335
      10/31/1993     0.18%    $13,595      0.19%    $14,464      0.41%      $11,382
      11/30/1993     0.39%    $13,648     -0.88%    $14,337      0.07%      $11,390
      12/31/1993     1.67%    $13,876      2.11%    $14,639      0.00%      $11,390
      01/31/1994     1.10%    $14,028      1.14%    $14,806      0.27%      $11,420
      02/28/1994    -1.18%    $13,863     -2.59%    $14,423      0.34%      $11,459
      03/31/1994    -2.94%    $13,455     -4.07%    $13,836      0.34%      $11,498
      04/30/1994     0.08%    $13,466      0.85%    $13,953      0.14%      $11,514
      05/31/1994     0.59%    $13,545      0.87%    $14,075      0.07%      $11,522
      06/30/1994     0.21%    $13,574     -0.61%    $13,989      0.34%      $11,562
      07/31/1994     1.30%    $13,750      1.83%    $14,245      0.27%      $11,593
      08/31/1994     0.31%    $13,793      0.35%    $14,295      0.40%      $11,639
      09/30/1994    -0.71%    $13,695     -1.47%    $14,084      0.27%      $11,671
      10/31/1994    -1.01%    $13,557     -1.78%    $13,834      0.07%      $11,679
      11/30/1994    -1.64%    $13,334     -1.81%    $13,583      0.13%      $11,694
      12/31/1994     1.36%    $13,516      2.20%    $13,882      0.00%      $11,694
      01/31/1995     2.44%    $13,845      2.86%    $14,279      0.40%      $11,741
      02/28/1995     2.45%    $14,185      2.91%    $14,695      0.40%      $11,788
      03/31/1995     1.37%    $14,379      1.15%    $14,864      0.33%      $11,827
      04/30/1995     0.43%    $14,441      0.12%    $14,882      0.33%      $11,866
      05/31/1995     2.44%    $14,793      3.19%    $15,356      0.20%      $11,889
      06/30/1995     0.12%    $14,811     -0.87%    $15,223      0.20%      $11,913
      07/31/1995     0.66%    $14,909      0.95%    $15,367      0.00%      $11,913
      08/31/1995     1.00%    $15,058      1.27%    $15,563      0.26%      $11,944
      09/30/1995     0.80%    $15,178      0.63%    $15,661      0.20%      $11,968
      10/31/1995     1.29%    $15,374      1.45%    $15,888      0.33%      $12,007
      11/30/1995     1.28%    $15,571      1.66%    $16,151     -0.07%      $11,999
      12/31/1995     0.96%    $15,720      0.96%    $16,306     -0.07%      $11,991
      01/31/1996     0.56%    $15,808      0.76%    $16,430      0.59%      $12,061
      02/29/1996    -0.08%    $15,796     -0.68%    $16,319      0.32%      $12,100
      03/31/1996    -0.99%    $15,639     -1.28%    $16,110      0.52%      $12,163
      04/30/1996     0.10%    $15,655     -0.28%    $16,065      0.39%      $12,210
      05/31/1996     0.23%    $15,691     -0.04%    $16,058      0.19%      $12,234
      06/30/1996     0.98%    $15,845      1.09%    $16,233      0.06%      $12,241
      07/31/1996     0.75%    $15,963      0.90%    $16,379      0.19%      $12,264
      08/31/1996     0.36%    $16,021     -0.02%    $16,376      0.19%      $12,287
      09/30/1996     1.37%    $16,240      1.40%    $16,605      0.32%      $12,327
      10/31/1996     1.31%    $16,453      1.13%    $16,793      0.32%      $12,366
      11/30/1996     1.51%    $16,702      1.83%    $17,100      0.19%      $12,390
      12/31/1996    -0.07%    $16,690     -0.42%    $17,028      0.00%      $12,390
      01/31/1997     0.30%    $16,740      0.19%    $17,061      0.32%      $12,429
      02/28/1997     0.89%    $16,889      0.92%    $17,218      0.31%      $12,468
      03/31/1997    -0.79%    $16,756     -1.33%    $16,989      0.25%      $12,499
      04/30/1997     0.75%    $16,881      0.84%    $17,131      0.12%      $12,514
      05/31/1997     1.27%    $17,096      1.51%    $17,390     -0.06%      $12,507
      06/30/1997     1.23%    $17,306      1.07%    $17,576      0.12%      $12,522
      07/31/1997     2.53%    $17,744      2.77%    $18,063      0.12%      $12,537
      08/31/1997    -0.57%    $17,643     -0.94%    $17,893      0.19%      $12,560
      09/30/1997     1.65%    $17,934      1.19%    $18,106      0.25%      $12,592
      10/31/1997     0.71%    $18,061      0.64%    $18,222      0.25%      $12,623
      11/30/1997     0.64%    $18,177      0.59%    $18,330     -0.06%      $12,616
      12/31/1997     1.55%    $18,458      1.46%    $18,597     -0.12%      $12,601
      01/31/1998     1.10%    $18,661      1.03%    $18,789      0.19%      $12,624
      02/28/1998     0.23%    $18,704      0.03%    $18,794      0.19%      $12,648
      03/31/1998     0.08%    $18,719      0.09%    $18,811      0.19%      $12,672
      04/30/1998    -0.07%    $18,706     -0.45%    $18,727      0.18%      $12,695
      05/31/1998     1.25%    $18,940      1.58%    $19,023      0.18%      $12,718
      06/30/1998     0.45%    $19,025      0.39%    $19,097      0.12%      $12,733
      07/31/1998     0.17%    $19,058      0.25%    $19,145      0.12%      $12,749
      08/31/1998     1.17%    $19,281      1.55%    $19,441      0.12%      $12,764
      09/30/1998     0.60%    $19,396      1.25%    $19,684      0.12%      $12,779
      10/31/1998    -0.11%    $19,375      0.00%    $19,684      0.24%      $12,810
      11/30/1998    -0.30%    $19,317      0.35%    $19,753      0.00%      $12,810
      12/31/1998     0.15%    $19,346      0.25%    $19,803     -0.06%      $12,802
      01/31/1999     0.82%    $19,504      1.19%    $20,038      0.24%      $12,833
      02/28/1999    -0.06%    $19,493     -0.44%    $19,950      0.12%      $12,848
      03/31/1999     0.36%    $19,563      0.14%    $19,978      0.30%      $12,887
      04/30/1999     0.37%    $19,635      0.25%    $20,028      0.73%      $12,981
      05/31/1999    -0.43%    $19,551     -0.58%    $19,912      0.00%      $12,981
      06/30/1999    -1.06%    $19,344     -1.44%    $19,625      0.00%      $12,981
      07/31/1999     0.46%    $19,433      0.36%    $19,696      0.30%      $13,020
      08/31/1999    -1.09%    $19,221     -0.80%    $19,538      0.24%      $13,051
      09/30/1999    -0.08%    $19,205      0.04%    $19,546      0.48%      $13,114
      10/31/1999    -1.81%    $18,858     -1.08%    $19,335      0.18%      $13,137
      11/30/1999     0.83%    $19,014      1.06%    $19,540      0.06%      $13,145
      12/31/1999     1.45%    $18,739     -0.75%    $19,393      0.00%      $13,145
      01/31/2000    -0.92%    $18,566     -0.44%    $19,308      0.24%      $13,177
      02/29/2000     0.98%    $18,765      1.16%    $19,532      0.59%      $13,255

The following line graph compares the performance of Franklin High Yield Tax-Free Income Fund's Class B shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 1/1/99 to 2/29/00.

        CLASS B (1/1/99 - 2/29/00)

Date                        Franklin High Yield     Lehman Brothers         CPI*
                              Tax-Free Income        Municipal Bond
                               Fund-Class B             Index*
      01/01/1999             $10,000                $10,000                $10,000
      01/31/1999             $10,095      1.19%     $10,119   0.24%        $10,024
      02/28/1999             $10,085     -0.44%     $10,074   0.12%        $10,036
      03/31/1999             $10,110      0.14%     $10,089   0.30%        $10,066
      04/30/1999             $10,143      0.25%     $10,114   0.73%        $10,140
      05/31/1999             $10,098     -0.58%     $10,055   0.00%        $10,140
      06/30/1999              $9,981     -1.44%      $9,910   0.00%        $10,140
      07/31/1999             $10,033      0.36%      $9,946   0.30%        $10,170
      08/31/1999              $9,915     -0.80%      $9,866   0.24%        $10,194
      09/30/1999              $9,905      0.04%      $9,870   0.48%        $10,243
      10/31/1999              $9,723     -1.08%      $9,764   0.18%        $10,262
      11/30/1999              $9,794      1.06%      $9,867   0.06%        $10,268
      12/31/1999              $9,647     -0.75%      $9,793   0.00%        $10,268
      01/31/2000              $9,555     -0.44%      $9,750   0.24%        $10,293
      02/29/2000              $9,301      1.16%      $9,863   0.59%        $10,353

* Source: Standard and Poor's Micropal.

Past performance does not guarantee future results.



        CLASS C (5/1/95 - 2/29/00)

                                  [LINE GRAPH]

The following line graph compares the performance of Franklin High Yield Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

Date                 Franklin High Yield    Lehman Brothers             CPI*
                       Tax-Free Income       Municipal Bond
                        Fund-Class C            Index*
      05/01/1995                $9,899               $10,000                  $10,000
      05/31/1995      2.56%    $10,152     3.19%     $10,319      0.20%       $10,020
      06/30/1995      0.15%    $10,168    -0.87%     $10,229      0.20%       $10,040
      07/31/1995      0.70%    $10,239     0.95%     $10,326      0.00%       $10,040
      08/31/1995      0.94%    $10,335     1.27%     $10,458      0.26%       $10,066
      09/29/1995      0.74%    $10,412     0.63%     $10,523      0.20%       $10,086
      10/31/1995      1.23%    $10,540     1.45%     $10,676      0.33%       $10,120
      11/30/1995      1.31%    $10,678     1.66%     $10,853     -0.07%       $10,112
      12/29/1995      0.91%    $10,775     0.96%     $10,957     -0.07%       $10,105
      01/31/1996      0.51%    $10,830     0.76%     $11,041      0.59%       $10,165
      02/29/1996     -0.12%    $10,817    -0.68%     $10,966      0.32%       $10,198
      03/29/1996     -1.03%    $10,705    -1.28%     $10,825      0.52%       $10,251
      04/30/1996      0.05%    $10,711    -0.28%     $10,795      0.39%       $10,291
      05/31/1996      0.17%    $10,729    -0.04%     $10,791      0.19%       $10,310
      06/28/1996      0.93%    $10,829     1.09%     $10,908      0.06%       $10,316
      07/31/1996      0.70%    $10,905     0.90%     $11,006      0.19%       $10,336
      08/30/1996      0.31%    $10,938    -0.02%     $11,004      0.19%       $10,356
      09/30/1996      1.32%    $11,083     1.40%     $11,158      0.32%       $10,389
      10/31/1996      1.25%    $11,221     1.13%     $11,284      0.32%       $10,422
      11/29/1996      1.46%    $11,385     1.83%     $11,491      0.19%       $10,442
      12/31/1996     -0.12%    $11,371    -0.42%     $11,443      0.00%       $10,442
      01/31/1997      0.34%    $11,410     0.19%     $11,464      0.32%       $10,475
      02/28/1997      0.83%    $11,505     0.92%     $11,570      0.31%       $10,508
      03/31/1997     -0.83%    $11,409    -1.33%     $11,416      0.25%       $10,534
      04/30/1997      0.70%    $11,489     0.84%     $11,512      0.12%       $10,547
      05/31/1997      1.21%    $11,628     1.51%     $11,686     -0.06%       $10,540
      06/30/1997      1.18%    $11,765     1.07%     $11,811      0.12%       $10,553
      07/31/1997      2.47%    $12,056     2.77%     $12,138      0.12%       $10,565
      08/31/1997     -0.61%    $11,982    -0.94%     $12,024      0.19%       $10,586
      09/30/1997      1.68%    $12,184     1.19%     $12,167      0.25%       $10,612
      10/31/1997      0.57%    $12,253     0.64%     $12,245      0.25%       $10,639
      11/30/1997      0.59%    $12,325     0.59%     $12,317     -0.06%       $10,632
      12/31/1997      1.58%    $12,520     1.46%     $12,497     -0.12%       $10,619
      01/31/1998      1.05%    $12,652     1.03%     $12,626      0.19%       $10,640
      02/28/1998      0.18%    $12,674     0.03%     $12,629      0.19%       $10,660
      03/31/1998      0.03%    $12,678     0.09%     $12,641      0.19%       $10,680
      04/30/1998     -0.11%    $12,664    -0.45%     $12,584      0.18%       $10,699
      05/31/1998      1.19%    $12,815     1.58%     $12,783      0.18%       $10,719
      06/30/1998      0.40%    $12,866     0.39%     $12,832      0.12%       $10,731
      07/31/1998      0.21%    $12,893     0.25%     $12,865      0.12%       $10,744
      08/31/1998      1.03%    $13,026     1.55%     $13,064      0.12%       $10,757
      09/30/1998      0.55%    $13,098     1.25%     $13,227      0.12%       $10,770
      10/31/1998     -0.07%    $13,089     0.00%     $13,227      0.24%       $10,796
      11/30/1998      0.35%    $13,043     0.35%     $13,274      0.00%       $10,796
      12/31/1998      0.02%    $13,045     0.25%     $13,307     -0.06%       $10,789
      01/31/1999      0.85%    $13,156     1.19%     $13,465      0.24%       $10,815
      02/28/1999     -0.11%    $13,142    -0.44%     $13,406      0.12%       $10,828
      03/31/1999      0.30%    $13,181     0.14%     $13,425      0.30%       $10,861
      04/30/1999      0.32%    $13,223     0.25%     $13,458      0.73%       $10,940
      05/31/1999     -0.56%    $13,149    -0.58%     $13,380      0.00%       $10,940
      06/30/1999     -1.10%    $13,005    -1.44%     $13,187      0.00%       $10,940
      07/31/1999      0.50%    $13,070     0.36%     $13,235      0.30%       $10,973
      08/31/1999     -1.22%    $12,910    -0.80%     $13,129      0.24%       $10,999
      09/30/1999     -0.03%    $12,906     0.04%     $13,134      0.48%       $11,052
      10/31/1999     -1.84%    $12,669    -1.08%     $12,992      0.18%       $11,072
      11/30/1999      0.68%    $12,755     1.06%     $13,130      0.06%       $11,079
      12/31/1999     -1.48%    $12,566    -0.75%     $13,032      0.00%       $11,079
      01/31/2000     -0.96%    $12,446    -0.44%     $12,974      0.24%       $11,105
      02/29/2000      0.93%    $12,561     1.16%     $13,125      0.59%       $11,171

(*)Source: Standard & Poor's Micropal.

Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS C
--------------------------------
1-Year                    -6.29%
3-Year                    +2.64%
Since Inception (5/1/95)  +4.83%


CREDIT QUALITY BREAKDOWN(*)

Franklin New Jersey Tax-Free Income Fund

Based on Total Long-Term Investments

2/29/00


                                   [PIE CHART]

AAA -                                                                      73.3%

AA -                                                                        7.8%

A -                                                                         5.4%

BBB -                                                                      12.3%

Below Investment Grade -                                                    1.2%


(*)Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.




FRANKLIN NEW JERSEY TAX-FREE INCOME FUND




Your Fund's Goal: Franklin New Jersey Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and New Jersey state personal income taxes through a portfolio consisting primarily of New Jersey municipal bonds.(1)


STATE UPDATE

[NEW JERSEY STATE GRAPHIC]

New Jersey is taking advantage of its strategic location to propel its economy forward. Situated adjacent to New York and Pennsylvania, New Jersey's residents have ready access to the well-paying employment opportunities those states offer. The state also has benefited significantly from its proximity to New York City, as many of the City's business and financial services companies have moved to northern New Jersey to reduce costs. Partially as a result, New Jersey's economic base is among the nation's most diverse and is growing at a rate above the region's. Furthermore, as of June 1999, New Jersey boasted the nation's second-highest per-capita personal income, at $33,937.(2)

The robust economy has contributed to the state's solid fiscal operations over the past few years. Due to stronger-than-expected revenue growth, New Jersey ended fiscal year 1999 with a budgetary fund balance of more than $1.05 billion, after generating a surplus of $131 million in 1998. This is even more impressive when taking into account the 30% personal income tax reduction in recent years.(2)




(1.) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

(2.) Source: Standard and Poor's Ratings Direct, 11/99. This does not indicate Standard and Poor's rating of the fund.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 105.

Counterbalancing this rosy scenario somewhat is the state's moderate but growing debt level. Recently, debt levels, at $1,658 per capita, were high compared with the $540 national median.(3) In the future, these levels are expected to rise as the state issues up to $7 billion in debt to finance improved education, a more modern transportation system and the acquisition of open space for parks and outdoor recreation.(2)

New Jersey's outlook remains stable, earning the state an AA+ rating from Standard & Poor's, an independent credit rating agency.(2) With a solid economy and prudent fiscal planning, New Jersey should be able to manage the increased debt load.

PORTFOLIO NOTES

During the period, we attempted to take advantage of the higher interest-rate environment to restructure the fund's portfolio, seeking to improve the fund's income-producing potential. We generally sold shorter maturity bonds and bought longer maturity bonds to capture higher yields. In addition, we booked tax losses, which can be carried forward in the portfolio to help offset taxable capital gains in the future and potentially lower shareholders' future tax liabilities.

New Jersey's new municipal bond issuance remained relatively steady, declining only slightly by 1.7% in 1999, to $8.52 billion.(4) During the 12-month reporting period, the fund primarily purchased insured bonds, which helped maintain the portfolio's high quality, as many insured bonds are rated AAA. At the end of the period, 73.3% of the fund's total long-term investments were rated AAA. Important purchases during the period included Delaware River Port Authority, Passaic Valley Sewer Commission, New Jersey State Transportation Corp. and New Jersey EDA International Center for Public Health Project.




(3.) Source: Moody's Investors Service.

(4.) Source: The Bond Buyer, 1/3/00.




PORTFOLIO BREAKDOWN

Franklin New Jersey Tax-Free Income Fund

2/29/00

                                                                     % OF TOTAL
                                                                      LONG-TERM
SECTOR                                                               INVESTMENTS
--------------------------------------------------------------------------------
Hospital & Health Care                                                     18.5%

Prerefunded                                                                18.1%

Transportation                                                             17.1%

Utilities                                                                  15.2%

Housing                                                                    10.9%

General Obligation                                                          5.5%

Higher Education                                                            4.9%

Subject to Government Appropriation                                         3.5%

Corporate-Backed                                                            2.5%

Other Revenue                                                               2.5%

Tax-Supported Debt                                                          1.3%


WHAT IS A PREREFUNDED BOND?

When a bond is prerefunded, a new issue is brought to market with a lower interest rate to pay off the older issue at its first call date. In most cases, the proceeds from the sale of the new bonds are invested in U.S. Treasury securities that mature on the first call date of the original bonds. Because of the U.S. Treasury backing, prerefunded bonds usually offer a substantial price increase -- depending on their call date.

Generally, we look to sell pre-refunded bonds as they approach five years to their call date. At this point, the premium on prerefunded bonds often begins to decline rapidly to the stated call price. Our strategy aims to capture the bond's premium, increase the fund's call protection and protect its share value.

Despite the higher interest-rate environment, some issuers were able to lower their interest costs by prerefunding older debt. In addition, many issuers called their higher-coupon bonds, which placed some pressure on the fund's average coupon.

The rise in interest rates during the period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.1%, and the Bond Buyer Municipal Bond Index (Bond Buyer 40) was off 13.1%. By comparison, your fund's Class A share price, as measured by net asset value, declined 8.1%.(5)

In addition, your fund offers a notable tax advantage over a comparable taxable investment. On page 37, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.23%, based on an annualization of the current 5 cent ($0.05) per share dividend and the maximum offering price of $11.48 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and New Jersey state personal income tax bracket of 43.45% would need to earn 9.25% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows distribution rates and taxable equivalent distribution rates for Class B and C shares.

Going forward, New Jersey's municipal bond supply for the remainder of 2000 is expected to decline slightly, which should make them attractive investments for investors seeking tax-free income. The fund will maintain its conservative portfolio management strategy while seeking to provide a high level of current income with a relatively stable share price.

(5.) Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.


DIVIDEND DISTRIBUTIONS(*)

Franklin New Jersey Tax-Free Income Fund

3/1/99 - 2/29/00

                                                         DIVIDEND PER SHARE
                                             -------------------------------------------
MONTH                                         CLASS A        CLASS B**         CLASS C
----------------------------------------------------------------------------------------
March                                         5 cents         --              4.43 cents
April                                         5 cents         --              4.43 cents
May                                           5 cents         --              4.43 cents
June                                          5 cents         --              4.46 cents
July                                          5 cents         --              4.46 cents
August                                        5 cents         --              4.46 cents
September                                     5 cents         --              4.47 cents
October                                       5 cents         --              4.47 cents
November                                      5 cents         --              4.47 cents
December                                      5 cents         --              4.50 cents
January                                       5 cents         --              4.50 cents
February                                      5 cents       3.03 cents        4.50 cents
----------------------------------------------------------------------------------------
TOTAL                                        60 CENTS       3.03 CENTS       53.58 CENTS


(*)Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

(**)Effective February 1, 2000, the fund began offering Class B shares to investors. See the prospectus for details.

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1,1994,fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1,1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year and aggregate total returns do not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                    -3.08%
Net Asset Value (NAV)                    $10.99 (2/29/00)          $11.96 (2/28/99)
Change in NAV                            -$0.97
Distributions (3/1/99-2/29/00)           Dividend Income           $0.6000
                                         Long-Term Capital Gain    $0.0032
                                         ---------------------------------
                                         Total                     $0.6032

CLASS B
Aggregate Total Return                   +1.44%
Net Asset Value (NAV)                    $11.00 (2/29/00)          $10.89 (2/1/00)
Change in NAV                            +$0.11
Distributions (2/1/00-2/29/00)           Dividend Income           $0.0303

CLASS C
One-Year Total Return                    -3.69%
Net Asset Value (NAV)                    $11.05 (2/29/00)          $12.03 (2/28/99)
Change in NAV                            -$0.98
Distributions (3/1/99-2/29/00)           Dividend Income           $0.5358
                                         Long-Term Capital Gain    $0.0032
                                         ---------------------------------
                                         Total                     $0.5390

Franklin New Jersey Tax-Free Income Fund paid distributions derived from long-term capital gains of 0.32 cents ($0.0032) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).





            Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE

                                                                             INCEPTION
CLASS A                                     1-YEAR     5-YEAR     10-YEAR    (5/12/88)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                  -3.08%     +27.62%    +84.49%    +119.61%
Average Annual Total Return(2)              -7.19%      +4.09%     +5.86%      +6.50%

                                                                             INCEPTION
CLASS B                                                                      (2/1/00)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                                                    +1.44%
Aggregate Total Return(2)                                                     -2.56%

                                                                             INCEPTION
CLASS C                                                1-YEAR     3-YEAR     (5/1/95)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                             -3.69%     +9.14%     +23.29%
Average Annual Total Return(2)                         -5.55%     +2.61%      +4.22%

SHARE CLASS                                               A          B          C
--------------------------------------------------------------------------------------
Distribution Rate(3)                                    5.23%      4.90%       4.85%
Taxable Equivalent Distribution Rate(4)                 9.25%      8.66%       8.58%
30-Day Standardized Yield(5)                            5.08%      4.88%       4.71%
Taxable Equivalent Yield(4)                             8.98%      8.63%       8.33%



(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.
(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Class B) per share on February 29, 2000.
(4.) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and New Jersey state personal income tax bracket of 43.45%, based on the federal income tax rate of 39.6%.
(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.


Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.


FRANKLIN NEW JERSEY TAX-FREE INCOME FUND



AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
----------------------------------

1-Year                      -7.19%
5-Year                      +4.09%
10-Year                     +5.86%
Since Inception (5/12/88)   +6.50%




AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS C
---------------------------------

1-Year                      -5.55%
3-Year                      +2.61%
Since Inception (5/1/95)    +4.22%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


CLASS A (3/1/90 - 2/29/00)

                                  [LINE GRAPH]


The following line graph compares the performance of Franklin New Jersey Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

Date               Franklin New Jersey     Lehman Brothers           CPI*
                     Tax-Free Income        Municipal Bond
                       Fund-Class A             Index*
      03/01/1990               $9,565               $10,000                 $10,000
      03/31/1990    -0.14%     $9,552      0.03%    $10,003       0.55%     $10,055
      04/30/1990    -0.71%     $9,484     -0.72%     $9,931       0.16%     $10,071
      05/31/1990     2.06%     $9,679      2.18%    $10,147       0.23%     $10,094
      06/30/1990     1.09%     $9,785      0.88%    $10,237       0.54%     $10,149
      07/31/1990     1.83%     $9,964      1.47%    $10,387       0.38%     $10,187
      08/31/1990    -2.55%     $9,710     -1.45%    $10,237       0.92%     $10,281
      09/30/1990     0.14%     $9,723      0.06%    $10,243       0.84%     $10,367
      10/31/1990     1.88%     $9,906      1.82%    $10,429       0.60%     $10,430
      11/30/1990     2.30%    $10,134      2.01%    $10,639       0.22%     $10,453
      12/31/1990     0.21%    $10,155      0.43%    $10,685       0.00%     $10,453
      01/31/1991     1.62%    $10,320      1.34%    $10,828       0.60%     $10,515
      02/28/1991     1.13%    $10,436      0.87%    $10,922       0.15%     $10,531
      03/31/1991     0.30%    $10,468      0.03%    $10,925       0.15%     $10,547
      04/30/1991     1.22%    $10,595      1.34%    $11,072       0.15%     $10,563
      05/31/1991     0.85%    $10,685      0.89%    $11,170       0.30%     $10,594
      06/30/1991     0.08%    $10,694     -0.10%    $11,159       0.29%     $10,625
      07/31/1991     1.55%    $10,860      1.22%    $11,295       0.15%     $10,641
      08/31/1991     0.89%    $10,956      1.32%    $11,444       0.29%     $10,672
      09/30/1991     1.35%    $11,104      1.30%    $11,593       0.44%     $10,719
      10/31/1991     0.61%    $11,172      0.90%    $11,697       0.15%     $10,735
      11/30/1991     0.43%    $11,220      0.28%    $11,730       0.29%     $10,766
      12/31/1991     1.79%    $11,421      2.15%    $11,982       0.07%     $10,774
      01/31/1992     0.40%    $11,467      0.23%    $12,010       0.15%     $10,790
      02/29/1992     0.05%    $11,472      0.03%    $12,013       0.36%     $10,829
      03/31/1992     0.17%    $11,492      0.03%    $12,017       0.51%     $10,884
      04/30/1992     0.88%    $11,593      0.89%    $12,124       0.14%     $10,899
      05/31/1992     1.22%    $11,734      1.18%    $12,267       0.14%     $10,914
      06/30/1992     1.40%    $11,899      1.68%    $12,473       0.36%     $10,954
      07/31/1992     3.52%    $12,317      3.00%    $12,847       0.21%     $10,977
      08/31/1992    -1.22%    $12,167     -0.97%    $12,723       0.28%     $11,007
      09/30/1992     0.08%    $12,177      0.65%    $12,805       0.28%     $11,038
      10/31/1992    -1.15%    $12,037     -0.98%    $12,680       0.35%     $11,077
      11/30/1992     2.29%    $12,312      1.79%    $12,907       0.14%     $11,092
      12/31/1992     1.29%    $12,471      1.02%    $13,039      -0.07%     $11,085
      01/31/1993     0.91%    $12,585      1.16%    $13,190       0.49%     $11,139
      02/28/1993     2.86%    $12,945      3.62%    $13,667       0.35%     $11,178
      03/31/1993    -0.53%    $12,876     -1.06%    $13,522       0.35%     $11,217
      04/30/1993     0.68%    $12,964      1.01%    $13,659       0.28%     $11,248
      05/31/1993     0.46%    $13,023      0.56%    $13,735       0.14%     $11,264
      06/30/1993     1.70%    $13,245      1.67%    $13,965       0.14%     $11,280
      07/31/1993     0.13%    $13,262      0.13%    $13,983       0.00%     $11,280
      08/31/1993     1.84%    $13,506      2.08%    $14,274       0.28%     $11,311
      09/30/1993     0.98%    $13,638      1.14%    $14,437       0.21%     $11,335
      10/31/1993     0.27%    $13,675      0.19%    $14,464       0.41%     $11,382
      11/30/1993    -0.45%    $13,614     -0.88%    $14,337       0.07%     $11,390
      12/31/1993     1.68%    $13,842      2.11%    $14,639       0.00%     $11,390
      01/31/1994     0.89%    $13,966      1.14%    $14,806       0.27%     $11,420
      02/28/1994    -2.08%    $13,675     -2.59%    $14,423       0.34%     $11,459
      03/31/1994    -3.63%    $13,179     -4.07%    $13,836       0.34%     $11,498
      04/30/1994     0.28%    $13,216      0.85%    $13,953       0.14%     $11,514
      05/31/1994     0.76%    $13,316      0.87%    $14,075       0.07%     $11,522
      06/30/1994    -0.66%    $13,228     -0.61%    $13,989       0.34%     $11,562
      07/31/1994     1.64%    $13,445      1.83%    $14,245       0.27%     $11,593
      08/31/1994     0.41%    $13,500      0.35%    $14,295       0.40%     $11,639
      09/30/1994    -1.28%    $13,327     -1.47%    $14,084       0.27%     $11,671
      10/31/1994    -1.76%    $13,093     -1.78%    $13,834       0.07%     $11,679
      11/30/1994    -2.11%    $12,817     -1.81%    $13,583       0.13%     $11,694
      12/31/1994     2.38%    $13,122      2.20%    $13,882       0.00%     $11,694
      01/31/1995     2.91%    $13,503      2.86%    $14,279       0.40%     $11,741
      02/28/1995     2.45%    $13,834      2.91%    $14,695       0.40%     $11,788
      03/31/1995     0.96%    $13,967      1.15%    $14,864       0.33%     $11,827
      04/30/1995     0.17%    $13,991      0.12%    $14,882       0.33%     $11,866
      05/31/1995     2.61%    $14,356      3.19%    $15,356       0.20%     $11,889
      06/30/1995    -0.57%    $14,274     -0.87%    $15,223       0.20%     $11,913
      07/31/1995     0.56%    $14,354      0.95%    $15,367       0.00%     $11,913
      08/31/1995     1.06%    $14,506      1.27%    $15,563       0.26%     $11,944
      09/30/1995     0.61%    $14,595      0.63%    $15,661       0.20%     $11,968
      10/31/1995     1.43%    $14,803      1.45%    $15,888       0.33%     $12,007
      11/30/1995     1.50%    $15,025      1.66%    $16,151      -0.07%     $11,999
      12/31/1995     0.94%    $15,167      0.96%    $16,306      -0.07%     $11,991
      01/31/1996     0.46%    $15,236      0.76%    $16,430       0.59%     $12,061
      02/29/1996    -0.65%    $15,137     -0.68%    $16,319       0.32%     $12,100
      03/31/1996    -1.10%    $14,971     -1.28%    $16,110       0.52%     $12,163
      04/30/1996    -0.15%    $14,948     -0.28%    $16,065       0.39%     $12,210
      05/31/1996     0.07%    $14,959     -0.04%    $16,058       0.19%     $12,234
      06/30/1996     1.06%    $15,117      1.09%    $16,233       0.06%     $12,241
      07/31/1996     0.83%    $15,243      0.90%    $16,379       0.19%     $12,264
      08/31/1996    -0.15%    $15,220     -0.02%    $16,376       0.19%     $12,287
      09/30/1996     1.43%    $15,438      1.40%    $16,605       0.32%     $12,327
      10/31/1996     0.93%    $15,581      1.13%    $16,793       0.32%     $12,366
      11/30/1996     1.57%    $15,826      1.83%    $17,100       0.19%     $12,390
      12/31/1996    -0.30%    $15,778     -0.42%    $17,028       0.00%     $12,390
      01/31/1997     0.06%    $15,788      0.19%    $17,061       0.32%     $12,429
      02/28/1997     0.80%    $15,914      0.92%    $17,218       0.31%     $12,468
      03/31/1997    -0.90%    $15,771     -1.33%    $16,989       0.25%     $12,499
      04/30/1997     0.79%    $15,896      0.84%    $17,131       0.12%     $12,514
      05/31/1997     1.11%    $16,072      1.51%    $17,390      -0.06%     $12,507
      06/30/1997     0.90%    $16,217      1.07%    $17,576       0.12%     $12,522
      07/31/1997     2.43%    $16,611      2.77%    $18,063       0.12%     $12,537
      08/31/1997    -0.83%    $16,473     -0.94%    $17,893       0.19%     $12,560
      09/30/1997     1.13%    $16,659      1.19%    $18,106       0.25%     $12,592
      10/31/1997     0.65%    $16,767      0.64%    $18,222       0.25%     $12,623
      11/30/1997     0.67%    $16,880      0.59%    $18,330      -0.06%     $12,616
      12/31/1997     1.30%    $17,099      1.46%    $18,597      -0.12%     $12,601
      01/31/1998     0.86%    $17,246      1.03%    $18,789       0.19%     $12,624
      02/28/1998     0.02%    $17,250      0.03%    $18,794       0.19%     $12,648
      03/31/1998     0.21%    $17,286      0.09%    $18,811       0.19%     $12,672
      04/30/1998    -0.27%    $17,239     -0.45%    $18,727       0.18%     $12,695
      05/31/1998     1.36%    $17,474      1.58%    $19,023       0.18%     $12,718
      06/30/1998     0.50%    $17,561      0.39%    $19,097       0.12%     $12,733
      07/31/1998     0.23%    $17,601      0.25%    $19,145       0.12%     $12,749
      08/31/1998     1.28%    $17,827      1.55%    $19,441       0.12%     $12,764
      09/30/1998     0.98%    $18,001      1.25%    $19,684       0.12%     $12,779
      10/31/1998     0.28%    $18,052      0.00%    $19,684       0.24%     $12,810
      11/30/1998     0.18%    $18,084      0.35%    $19,753       0.00%     $12,810
      12/31/1998     0.32%    $18,142      0.25%    $19,803      -0.06%     $12,802
      01/31/1999     0.84%    $18,294      1.19%    $20,038       0.24%     $12,833
      02/28/1999    -0.42%    $18,218     -0.44%    $19,950       0.12%     $12,848
      03/31/1999     0.39%    $18,289      0.14%    $19,978       0.30%     $12,887
      04/30/1999     0.24%    $18,333      0.25%    $20,028       0.73%     $12,981
      05/31/1999    -0.53%    $18,235     -0.58%    $19,912       0.00%     $12,981
      06/30/1999    -1.13%    $18,029     -1.44%    $19,625       0.00%     $12,981
      07/31/1999     0.32%    $18,087      0.36%    $19,696       0.30%     $13,020
      08/31/1999    -1.35%    $17,843     -0.80%    $19,538       0.24%     $13,051
      09/30/1999    -0.37%    $17,777      0.04%    $19,546       0.48%     $13,114
      10/31/1999    -1.25%    $17,555     -1.08%    $19,335       0.18%     $13,137
      11/30/1999     0.85%    $17,704      1.06%    $19,540       0.06%     $13,145
      12/31/1999    -0.98%    $17,530     -0.75%    $19,393       0.00%     $13,145
      01/31/2000    -0.64%    $17,418     -0.44%    $19,308       0.24%     $13,177
      02/29/2000     1.36%    $17,672      1.16%    $19,532       0.59%     $13,255


CLASS C (5/1/95 - 2/29/00)

                                  [LINE GRAPH]

The following line graph compares the performance of Franklin New Jersey Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

Date               Franklin New Jersey    Lehman Brothers           CPI*
                     Tax-Free Income       Municipal Bond
                       Fund-Class C           Index*
      05/01/1995               $9,904              $10,000               $10,000
      05/31/1995     2.73%    $10,174     3.19%    $10,319     0.20%     $10,020
      06/30/1995    -0.62%    $10,111    -0.87%    $10,229     0.20%     $10,040
      07/31/1995     0.60%    $10,172     0.95%    $10,326     0.00%     $10,040
      08/31/1995     1.01%    $10,275     1.27%    $10,458     0.26%     $10,066
      09/29/1995     0.65%    $10,341     0.63%    $10,523     0.20%     $10,086
      10/31/1995     1.36%    $10,482     1.45%    $10,676     0.33%     $10,120
      11/30/1995     1.46%    $10,635     1.66%    $10,853    -0.07%     $10,112
      12/29/1995     0.89%    $10,730     0.96%    $10,957    -0.07%     $10,105
      01/31/1996     0.50%    $10,783     0.76%    $11,041     0.59%     $10,165
      02/29/1996    -0.77%    $10,700    -0.68%    $10,966     0.32%     $10,198
      03/29/1996    -1.15%    $10,577    -1.28%    $10,825     0.52%     $10,251
      04/30/1996    -0.19%    $10,557    -0.28%    $10,795     0.39%     $10,291
      05/31/1996     0.10%    $10,568    -0.04%    $10,791     0.19%     $10,310
      06/28/1996     1.01%    $10,675     1.09%    $10,908     0.06%     $10,316
      07/31/1996     0.79%    $10,759     0.90%    $11,006     0.19%     $10,336
      08/30/1996    -0.28%    $10,729    -0.02%    $11,004     0.19%     $10,356
      09/30/1996     1.38%    $10,877     1.40%    $11,158     0.32%     $10,389
      10/31/1996     0.86%    $10,970     1.13%    $11,284     0.32%     $10,422
      11/29/1996     1.50%    $11,135     1.83%    $11,491     0.19%     $10,442
      12/31/1996    -0.36%    $11,095    -0.42%    $11,443     0.00%     $10,442
      01/31/1997     0.00%    $11,095     0.19%    $11,464     0.32%     $10,475
      02/28/1997     0.85%    $11,189     0.92%    $11,570     0.31%     $10,508
      03/31/1997    -0.94%    $11,084    -1.33%    $11,416     0.25%     $10,534
      04/30/1997     0.74%    $11,166     0.84%    $11,512     0.12%     $10,547
      05/31/1997     1.05%    $11,283     1.51%    $11,686    -0.06%     $10,540
      06/30/1997     0.86%    $11,380     1.07%    $11,811     0.12%     $10,553
      07/31/1997     2.38%    $11,651     2.77%    $12,138     0.12%     $10,565
      08/31/1997    -0.78%    $11,560    -0.94%    $12,024     0.19%     $10,586
      09/30/1997     0.99%    $11,675     1.19%    $12,167     0.25%     $10,612
      10/31/1997     0.59%    $11,744     0.64%    $12,245     0.25%     $10,639
      11/30/1997     0.62%    $11,816     0.59%    $12,317    -0.06%     $10,632
      12/31/1997     1.33%    $11,974     1.46%    $12,497    -0.12%     $10,619
      01/31/1998     0.73%    $12,061     1.03%    $12,626     0.19%     $10,640
      02/28/1998     0.05%    $12,067     0.03%    $12,629     0.19%     $10,660
      03/31/1998     0.16%    $12,086     0.09%    $12,641     0.19%     $10,680
      04/30/1998    -0.39%    $12,039    -0.45%    $12,584     0.18%     $10,699
      05/31/1998     1.39%    $12,207     1.58%    $12,783     0.18%     $10,719
      06/30/1998     0.37%    $12,252     0.39%    $12,832     0.12%     $10,731
      07/31/1998     0.17%    $12,272     0.25%    $12,865     0.12%     $10,744
      08/31/1998     1.31%    $12,433     1.55%    $13,064     0.12%     $10,757
      09/30/1998     0.93%    $12,549     1.25%    $13,227     0.12%     $10,770
      10/31/1998     0.23%    $12,578     0.00%    $13,227     0.24%     $10,796
      11/30/1998     0.13%    $12,594     0.35%    $13,274     0.00%     $10,796
      12/31/1998     0.27%    $12,628     0.25%    $13,307    -0.06%     $10,789
      01/31/1999     0.79%    $12,728     1.19%    $13,465     0.24%     $10,815
      02/28/1999    -0.38%    $12,680    -0.44%    $13,406     0.12%     $10,828
      03/31/1999     0.25%    $12,711     0.14%    $13,425     0.30%     $10,861
      04/30/1999     0.19%    $12,735     0.25%    $13,458     0.73%     $10,940
      05/31/1999    -0.49%    $12,673    -0.58%    $13,380     0.00%     $10,940
      06/30/1999    -1.26%    $12,513    -1.44%    $13,187     0.00%     $10,940
      07/31/1999     0.27%    $12,547     0.36%    $13,235     0.30%     $10,973
      08/31/1999    -1.39%    $12,373    -0.80%    $13,129     0.24%     $10,999
      09/30/1999    -0.41%    $12,322     0.04%    $13,134     0.48%     $11,052
      10/31/1999    -1.29%    $12,163    -1.08%    $12,992     0.18%     $11,072
      11/30/1999     0.79%    $12,259     1.06%    $13,130     0.06%     $11,079
      12/31/1999    -1.02%    $12,134    -0.75%    $13,032     0.00%     $11,079
      01/31/2000    -0.78%    $12,039    -0.44%    $12,974     0.24%     $11,105
      02/29/2000     1.40%    $12,210     1.16%    $13,125     0.59%     $11,171

*Source: Standard and Poor's Micropal.

             Past performance does not guarantee future results.

FRANKLIN OREGON TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Oregon Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Oregon state personal income taxes through a portfolio consisting primarily of Oregon municipal bonds.(1)
--------------------------------------------------------------------------------

STATE UPDATE

[OREGON STATE GRAPHIC]

Oregon appears to be back on the road to health after a short period of illness. With an economy moderately dependent on exports to Asia -- Japan and Korea are its second- and third-largest trading partners -- Oregon directly felt the symptoms of the 1997-98 "Asian flu."(2) However, as Asian countries' economies began to improve, so did the vital export-oriented sectors of the Oregon economy.

In fact, the state's economy and job growth have been the envy of much of the nation for most of the past 10 years. No longer primarily dependent on the once-important timber industry, Oregon now possesses an economy based largely on high-technology manufacturing, with computer chip and software production the most important industries in this sector. After slowing down due to the Asian economic crisis, nonagricultural employment is again picking up and increased 2.47% for the first quarter of 1999.(2)

Overall debt levels remain manageable even given recent increases in capital needs connected to the state's population growth. In November 1999, debt per capita was $1,622, compared with the $540 national median and this figure should not rise much if the state adheres to its target of issuing no more than $350 million debt annually.(2,3)

(1.) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
(2.) Source: Standard and Poor's Ratings Direct, 11/99. This does not indicate Standard and Poor's rating of the fund.
(3.) Source: Moody's Investors Service.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 110.


CREDIT QUALITY BREAKDOWN*
Franklin Oregon Tax-Free Income Fund Based on Total Long-Term Investments
2/29/00

                                  [PIE CHART]

AAA                                                                 39.2%

AA                                                                  29.5%

A                                                                   14.9%

BBB                                                                 15.0%

Below Investment Grade                                               1.4%


(*) Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.

PORTFOLIO BREAKDOWN
Franklin Oregon Tax-Free Income Fund 2/29/00

                          % OF TOTAL
                          LONG-TERM
SECTOR                   INVESTMENTS
------------------------------------
Transportation              15.7%

Housing                     14.7%

Hospital & Health Care      14.6%

General Obligation          13.1%

Prerefunded                 12.9%

Corporate-Backed            10.3%

Subject to Government
Appropriation                7.8%

Utilities                    6.3%

Higher Education             2.5%

Tax-Supported Debt           2.1%

Oregon's outlook is stable, reflected in the AA rating assigned to it by Standard & Poor's, an independent credit rating agency.(2) The state's heady growth should continue, owing to comparatively affordable land prices and a skilled workforce.

PORTFOLIO NOTES

Generally rising interest rates during the 12-month reporting period presented challenges for the bond market, as bond prices fall when interest rates rise. Municipal bonds declined more than the Treasury market during the period, as the 30-year Treasury bond price fell 10.1% while the Bond Buyer Municipal Bond Index (Bond Buyer 40) was off 13.1%. By comparison, Franklin Oregon Tax-Free Income Fund's Class A share price, as measured by net asset value, declined 8.6% for the 12-month period.(4)

In addition, your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 43 shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.14%, based on an annualization of the current 4.84 cent ($0.0484) per share dividend and the maximum offering price of $11.29 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Oregon state personal income tax bracket of 45.04% would need to earn 9.35% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

The portfolio's conservative buy-and-hold, income-oriented investment philosophy contributed to its superior performance, relative to the entire fixed-income market. The fund continued to hold a significant percentage of higher coupon bonds from previous, higher interest-rate periods. Over time, this strategy can lower share price volatility and provide greater current income. Our shareholders can thus benefit from this practice, not only for income and lower volatility, but for tax efficiency and after-tax total return.


(4.) Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

During the reporting period, we were able to take advantage of the rising interest-rate environment to improve the portfolio's structure, increase the fund's income-earning potential, extend call protection and book tax losses. These losses can then be carried forward to help offset any current or future taxable capital gains, possibly lowering shareholders' future tax liabilities.

As the largest municipal bond fund in Oregon with $467 million in total net assets, Franklin Oregon Tax-Free Income Fund is able to use its size and Franklin's significant presence in the municipal bond market to structure issues to fit the portfolio's needs. Furthermore, the fund sought to take advantage of strong retail demand in the resale market to help stabilize the fund's share price. During the period, we attempted to maintain the fund's high quality, and on February 29, 2000, more than 68% of the fund's total long-term investments were rated AA or higher. Important purchases during the period included Port of Portland International Airport and Oregon State Department of Administrative Services.

The end of the reporting period comes near the close of two years with very large municipal issuance. In 1999, new supply was strong nationally, with $225 billion in supply, as well as in Oregon, which saw issuance climb 34.7% from 1998's level, to $3.4 billion.(5) Going forward, supply should slow, though, as the higher interest-rate environment significantly reduces refunding opportunities. Diminishing expectations for primary and secondary bond issuance should result in continued solid demand for institutional and retail Oregon municipal bonds. With the Oregon municipal bond-to-Treasury yield ratio above 100% at the reporting period's end, we believe the fund is well positioned to perform favorably in the future.





(5.) Source: The Bond Buyer, 1/3/00.


DIVIDEND DISTRIBUTIONS(*)
FRANKLIN OREGON TAX-FREE INCOME FUND
3/1/99 - 2/29/00



                                           DIVIDEND PER SHARE
                                       -------------------------
  MONTH                                CLASS A        CLASS C
  --------------------------------------------------------------
  March                                4.85 cents     4.28 cents
  April                                4.85 cents     4.28 cents
  May                                  4.85 cents     4.28 cents
  June                                 4.80 cents     4.26 cents
  July                                 4.80 cents     4.26 cents
  August                               4.80 cents     4.26 cents
  September                            4.80 cents     4.28 cents
  October                              4.80 cents     4.28 cents
  November                             4.80 cents     4.28 cents
  December                             4.80 cents     4.31 cents
  January                              4.80 cents     4.31 cents
  February                             4.80 cents     4.31 cents
  --------------------------------------------------------------
  TOTAL                               57.75 CENTS    51.39 CENTS


(*) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



  CLASS A
  One-Year Total Return                -3.76%
  Net Asset Value (NAV)                $10.81 (2/29/00)      $11.83 (2/28/99)
  Change in NAV                        -$1.02

  Distributions (3/1/99-2/29/00)       Dividend Income       $0.5775

  CLASS C
  One-Year Total Return                -4.36%
  Net Asset Value (NAV)                $10.88 (2/29/00)      $11.91 (2/28/99)
  Change in NAV                        -$1.03

  Distributions (3/1/99-2/29/00)       Dividend Income       $0.5139


ADDITIONAL PERFORMANCE


                                                                 INCEPTION
CLASS A                         1-YEAR     5-YEAR     10-YEAR     (9/1/87)
----------------------------------------------------------------------------

Cumulative Total Return(1)      -3.76%    +25.66%    +79.98%     +117.16%

Average Annual Total Return(2)  -7.89%     +3.77%     +5.59%       +6.03%



                                                                  INCEPTION
CLASS C                                     1-YEAR     3-YEAR      (5/1/95)
---------------------------------------------------------------------------

Cumulative Total Return(1)                  -4.36%     +7.69%      +21.53%

Average Annual Total Return(2)              -6.22%     +2.15%       +3.91%


SHARE CLASS                                              A              C
---------------------------------------------------------------------------

Distribution Rate(3)                                    5.14%         4.76%

Taxable Equivalent Distribution Rate(4)                 9.35%         8.66%

30-Day Standardized Yield(5)                            4.99%         4.61%

Taxable Equivalent Yield(4)                             9.08%         8.39%


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.


FRANKLIN OREGON TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1,1994,fund shares were offered at a lower initial sales charge;thus actual total returns may differ. Effective May 1, 1994,the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Oregon state personal income tax bracket of 45.04%, based on the federal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN OREGON TAX-FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURN
 2/29/00

  CLASS A
--------------------------------------
  1-Year                        -7.89%

  5-Year                        +3.77%

  10-Year                       +5.59%

  Since Inception (9/1/87)      +6.03%

AVERAGE ANNUAL TOTAL RETURN
2/29/00

  CLASS C
--------------------------------------
  1-Year                        -6.22%

  3-Year                        +2.15%

  Since Inception (5/1/95)      +3.91%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

      CLASS A (3/1/90 - 2/29/00)

The following line graph compares the performance of Franklin Oregon Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

Date                 Franklin Oregon      Lehman Brothers           CPI*
                     Tax-Free Income       Municipal Bond
                      Fund-Class A            Index*
      03/01/1990               $9,574               $10,000              $10,000
      03/31/1990    -0.01%     $9,573      0.03%    $10,003     0.55%    $10,055
      04/30/1990    -0.96%     $9,481     -0.72%     $9,931     0.16%    $10,071
      05/31/1990     2.21%     $9,691      2.18%    $10,147     0.23%    $10,094
      06/30/1990     1.13%     $9,800      0.88%    $10,237     0.54%    $10,149
      07/31/1990     1.60%     $9,957      1.47%    $10,387     0.38%    $10,187
      08/31/1990    -2.26%     $9,732     -1.45%    $10,237     0.92%    $10,281
      09/30/1990    -0.20%     $9,712      0.06%    $10,243     0.84%    $10,367
      10/31/1990     1.54%     $9,862      1.82%    $10,429     0.60%    $10,430
      11/30/1990     2.20%    $10,079      2.01%    $10,639     0.22%    $10,453
      12/31/1990    -0.10%    $10,069      0.43%    $10,685     0.00%    $10,453
      01/31/1991     1.61%    $10,231      1.34%    $10,828     0.60%    $10,515
      02/28/1991     1.21%    $10,355      0.87%    $10,922     0.15%    $10,531
      03/31/1991     0.46%    $10,402      0.03%    $10,925     0.15%    $10,547
      04/30/1991     1.30%    $10,538      1.34%    $11,072     0.15%    $10,563
      05/31/1991     0.83%    $10,625      0.89%    $11,170     0.30%    $10,594
      06/30/1991    -0.01%    $10,624     -0.10%    $11,159     0.29%    $10,625
      07/31/1991     1.20%    $10,752      1.22%    $11,295     0.15%    $10,641
      08/31/1991     1.10%    $10,870      1.32%    $11,444     0.29%    $10,672
      09/30/1991     1.37%    $11,019      1.30%    $11,593     0.44%    $10,719
      10/31/1991     0.63%    $11,088      0.90%    $11,697     0.15%    $10,735
      11/30/1991     0.36%    $11,128      0.28%    $11,730     0.29%    $10,766
      12/31/1991     1.91%    $11,341      2.15%    $11,982     0.07%    $10,774
      01/31/1992     0.40%    $11,386      0.23%    $12,010     0.15%    $10,790
      02/29/1992    -0.06%    $11,379      0.03%    $12,013     0.36%    $10,829
      03/31/1992     0.33%    $11,417      0.03%    $12,017     0.51%    $10,884
      04/30/1992     0.69%    $11,496      0.89%    $12,124     0.14%    $10,899
      05/31/1992     1.03%    $11,614      1.18%    $12,267     0.14%    $10,914
      06/30/1992     1.40%    $11,777      1.68%    $12,473     0.36%    $10,954
      07/31/1992     3.28%    $12,163      3.00%    $12,847     0.21%    $10,977
      08/31/1992    -1.36%    $11,997     -0.97%    $12,723     0.28%    $11,007
      09/30/1992     0.23%    $12,025      0.65%    $12,805     0.28%    $11,038
      10/31/1992     1.29%    $11,870     -0.98%    $12,680     0.35%    $11,077
      11/30/1992     2.21%    $12,132      1.79%    $12,907     0.14%    $11,092
      12/31/1992     1.59%    $12,325      1.02%    $13,039    -0.07%    $11,085
      01/31/1993     1.16%    $12,468      1.16%    $13,190     0.49%    $11,139
      02/28/1993     2.95%    $12,836      3.62%    $13,667     0.35%    $11,178
      03/31/1993    -0.48%    $12,774     -1.06%    $13,522     0.35%    $11,217
      04/30/1993     0.75%    $12,870      1.01%    $13,659     0.28%    $11,248
      05/31/1993     0.44%    $12,927      0.56%    $13,735     0.14%    $11,264
      06/30/1993     1.26%    $13,090      1.67%    $13,965     0.14%    $11,280
      07/31/1993     0.21%    $13,117      0.13%    $13,983     0.00%    $11,280
      08/31/1993     1.51%    $13,315      2.08%    $14,274     0.28%    $11,311
      09/30/1993     1.31%    $13,490      1.14%    $14,437     0.21%    $11,335
      10/31/1993     0.34%    $13,535      0.19%    $14,464     0.41%    $11,382
      11/30/1993     0.64%    $13,449     -0.88%    $14,337     0.07%    $11,390
      12/31/1993     1.65%    $13,671      2.11%    $14,639     0.00%    $11,390
      01/31/1994     0.94%    $13,799      1.14%    $14,806     0.27%    $11,420
      02/28/1994    -1.97%    $13,527     -2.59%    $14,423     0.34%    $11,459
      03/31/1994    -3.54%    $13,048     -4.07%    $13,836     0.34%    $11,498
      04/30/1994     0.25%    $13,081      0.85%    $13,953     0.14%    $11,514
      05/31/1994     0.64%    $13,165      0.87%    $14,075     0.07%    $11,522
      06/30/1994    -0.53%    $13,095     -0.61%    $13,989     0.34%    $11,562
      07/31/1994     1.62%    $13,307      1.83%    $14,245     0.27%    $11,593
      08/31/1994     0.38%    $13,358      0.35%    $14,295     0.40%    $11,639
      09/30/1994    -1.31%    $13,183     -1.47%    $14,084     0.27%    $11,671
      10/31/1994    -1.89%    $12,934     -1.78%    $13,834     0.07%    $11,679
      11/30/1994    -2.06%    $12,667     -1.81%    $13,583     0.13%    $11,694
      12/31/1994     2.58%    $12,994      2.20%    $13,882     0.00%    $11,694
      01/31/1995     2.83%    $13,362      2.86%    $14,279     0.40%    $11,741
      02/28/1995     2.64%    $13,714      2.91%    $14,695     0.40%    $11,788
      03/31/1995     0.95%    $13,845      1.15%    $14,864     0.33%    $11,827
      04/30/1995     0.16%    $13,867      0.12%    $14,882     0.33%    $11,866
      05/31/1995     2.53%    $14,218      3.19%    $15,356     0.20%    $11,889
      06/30/1995    -0.75%    $14,111     -0.87%    $15,223     0.20%    $11,913
      07/31/1995     0.65%    $14,203      0.95%    $15,367     0.00%    $11,913
      08/31/1995     1.24%    $14,379      1.27%    $15,563     0.26%    $11,944
      09/30/1995     0.52%    $14,454      0.63%    $15,661     0.20%    $11,968
      10/31/1995     1.34%    $14,647      1.45%    $15,888     0.33%    $12,007
      11/30/1995     1.42%    $14,855      1.66%    $16,151    -0.07%    $11,999
      12/31/1995     0.68%    $14,956      0.96%    $16,306    -0.07%    $11,991
      01/31/1996     0.63%    $15,051      0.76%    $16,430     0.59%    $12,061
      02/29/1996     0.50%    $14,975     -0.68%    $16,319     0.32%    $12,100
      03/31/1996    -1.03%    $14,821     -1.28%    $16,110     0.52%    $12,163
      04/30/1996     0.02%    $14,824     -0.28%    $16,065     0.39%    $12,210
      05/31/1996     0.13%    $14,843     -0.04%    $16,058     0.19%    $12,234
      06/30/1996     1.05%    $14,999      1.09%    $16,233     0.06%    $12,241
      07/31/1996     0.64%    $15,095      0.90%    $16,379     0.19%    $12,264
      08/31/1996     0.09%    $15,109     -0.02%    $16,376     0.19%    $12,287
      09/30/1996     1.16%    $15,284      1.40%    $16,605     0.32%    $12,327
      10/31/1996     0.83%    $15,411      1.13%    $16,793     0.32%    $12,366
      11/30/1996     1.30%    $15,611      1.83%    $17,100     0.19%    $12,390
      12/31/1996    -0.06%    $15,602     -0.42%    $17,028     0.00%    $12,390
      01/31/1997     0.12%    $15,621      0.19%    $17,061     0.32%    $12,429
      02/28/1997     0.79%    $15,744      0.92%    $17,218     0.31%    $12,468
      03/31/1997    -0.75%    $15,626     -1.33%    $16,989     0.25%    $12,499
      04/30/1997     0.69%    $15,734      0.84%    $17,131     0.12%    $12,514
      05/31/1997     1.10%    $15,907      1.51%    $17,390    -0.06%    $12,507
      06/30/1997     0.80%    $16,034      1.07%    $17,576     0.12%    $12,522
      07/31/1997     2.16%    $16,380      2.77%    $18,063     0.12%    $12,537
      08/31/1997    -0.34%    $16,325     -0.94%    $17,893     0.19%    $12,560
      09/30/1997     0.96%    $16,481      1.19%    $18,106     0.25%    $12,592
      10/31/1997     0.56%    $16,574      0.64%    $18,222     0.25%    $12,623
      11/30/1997     0.67%    $16,685      0.59%    $18,330    -0.06%    $12,616
      12/31/1997     1.22%    $16,888      1.46%    $18,597    -0.12%    $12,601
      01/31/1998     0.78%    $17,020      1.03%    $18,789     0.19%    $12,624
      02/28/1998     0.10%    $17,037      0.03%    $18,794     0.19%    $12,648
      03/31/1998     0.05%    $17,046      0.09%    $18,811     0.19%    $12,672
      04/30/1998    -0.10%    $17,029     -0.45%    $18,727     0.18%    $12,695
      05/31/1998     1.20%    $17,233      1.58%    $19,023     0.18%    $12,718
      06/30/1998     0.34%    $17,292      0.39%    $19,097     0.12%    $12,733
      07/31/1998     0.23%    $17,331      0.25%    $19,145     0.12%    $12,749
      08/31/1998     1.29%    $17,555      1.55%    $19,441     0.12%    $12,764
      09/30/1998     0.99%    $17,729      1.25%    $19,684     0.12%    $12,779
      10/31/1998    -0.22%    $17,690      0.00%    $19,684     0.24%    $12,810
      11/30/1998     0.43%    $17,766      0.35%    $19,753     0.00%    $12,810
      12/31/1998     0.23%    $17,807      0.25%    $19,803    -0.06%    $12,802
      01/31/1999     0.93%    $17,972      1.19%    $20,038     0.24%    $12,833
      02/28/1999    -0.35%    $17,909     -0.44%    $19,950     0.12%    $12,848
      03/31/1999     0.30%    $17,963      0.14%    $19,978     0.30%    $12,887
      04/30/1999     0.15%    $17,990      0.25%    $20,028     0.73%    $12,981
      05/31/1999    -0.55%    $17,891     -0.58%    $19,912     0.00%    $12,981
      06/30/1999    -1.53%    $17,617     -1.44%    $19,625     0.00%    $12,981
      07/31/1999     0.31%    $17,672      0.36%    $19,696     0.30%    $13,020
      08/31/1999    -1.30%    $17,442     -0.80%    $19,538     0.24%    $13,051
      09/30/1999    -0.21%    $17,406      0.04%    $19,546     0.48%    $13,114
      10/31/1999    -1.64%    $17,120     -1.08%    $19,335     0.18%    $13,137
      11/30/1999     1.03%    $17,296      1.06%    $19,540     0.06%    $13,145
      12/31/1999    -1.01%    $17,122     -0.75%    $19,393     0.00%    $13,145
      01/31/2000    -0.58%    $17,022     -0.44%    $19,308     0.24%    $13,177
      02/29/2000     1.27%    $17,233      1.16%    $19,532     0.59%    $13,255

      CLASS C (5/1/95 - 2/29/00)

The following line graph compares the performance of Franklin Oregon Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

Date                 Franklin Oregon      Lehman Brothers       CPI*
                     Tax-Free Income       Municipal Bond
                      Fund-Class C            Index*
      05/01/1995              $9,903              $10,000              $10,000
      05/31/1995    2.73%    $10,173     3.19%    $10,319     0.20%    $10,020
      06/30/1995   -0.81%    $10,091    -0.87%    $10,229     0.20%    $10,040
      07/31/1995    0.59%    $10,150     0.95%    $10,326     0.00%    $10,040
      08/31/1995    1.27%    $10,279     1.27%    $10,458     0.26%    $10,066
      09/29/1995    0.47%    $10,328     0.63%    $10,523     0.20%    $10,086
      10/31/1995    1.28%    $10,460     1.45%    $10,676     0.33%    $10,120
      11/30/1995    1.36%    $10,602     1.66%    $10,853    -0.07%    $10,112
      12/29/1995    0.71%    $10,677     0.96%    $10,957    -0.07%    $10,105
      01/31/1996    0.58%    $10,739     0.76%    $11,041     0.59%    $10,165
      02/29/1996   -0.51%    $10,685    -0.68%    $10,966     0.32%    $10,198
      03/29/1996   -1.07%    $10,570    -1.28%    $10,825     0.52%    $10,251
      04/30/1996   -0.12%    $10,558    -0.28%    $10,795     0.39%    $10,291
      05/31/1996    0.17%    $10,576    -0.04%    $10,791     0.19%    $10,310
      06/28/1996    1.00%    $10,681     1.09%    $10,908     0.06%    $10,316
      07/31/1996    0.59%    $10,744     0.90%    $11,006     0.19%    $10,336
      08/30/1996    0.05%    $10,750    -0.02%    $11,004     0.19%    $10,356
      09/30/1996    1.11%    $10,869     1.40%    $11,158     0.32%    $10,389
      10/31/1996    0.78%    $10,954     1.13%    $11,284     0.32%    $10,422
      11/29/1996    1.34%    $11,101     1.83%    $11,491     0.19%    $10,442
      12/31/1996   -0.19%    $11,079    -0.42%    $11,443     0.00%    $10,442
      01/31/1997    0.16%    $11,097     0.19%    $11,464     0.32%    $10,475
      02/28/1997    0.72%    $11,177     0.92%    $11,570     0.31%    $10,508
      03/31/1997   -0.79%    $11,089    -1.33%    $11,416     0.25%    $10,534
      04/30/1997    0.64%    $11,160     0.84%    $11,512     0.12%    $10,547
      05/31/1997    1.04%    $11,276     1.51%    $11,686    -0.06%    $10,540
      06/30/1997    0.75%    $11,360     1.07%    $11,811     0.12%    $10,553
      07/31/1997    2.11%    $11,600     2.77%    $12,138     0.12%    $10,565
      08/31/1997   -0.30%    $11,565    -0.94%    $12,024     0.19%    $10,586
      09/30/1997    0.91%    $11,671     1.19%    $12,167     0.25%    $10,612
      10/31/1997    0.51%    $11,730     0.64%    $12,245     0.25%    $10,639
      11/30/1997    0.54%    $11,793     0.59%    $12,317    -0.06%    $10,632
      12/31/1997    1.25%    $11,941     1.46%    $12,497    -0.12%    $10,619
      01/31/1998    0.73%    $12,028     1.03%    $12,626     0.19%    $10,640
      02/28/1998    0.05%    $12,034     0.03%    $12,629     0.19%    $10,660
      03/31/1998    0.00%    $12,034     0.09%    $12,641     0.19%    $10,680
      04/30/1998   -0.22%    $12,008    -0.45%    $12,584     0.18%    $10,699
      05/31/1998    1.23%    $12,155     1.58%    $12,783     0.18%    $10,719
      06/30/1998    0.29%    $12,190     0.39%    $12,832     0.12%    $10,731
      07/31/1998    0.17%    $12,211     0.25%    $12,865     0.12%    $10,744
      08/31/1998    1.24%    $12,363     1.55%    $13,064     0.12%    $10,757
      09/30/1998    0.94%    $12,479     1.25%    $13,227     0.12%    $10,770
      10/31/1998   -0.27%    $12,445     0.00%    $13,227     0.24%    $10,796
      11/30/1998    0.38%    $12,492     0.35%    $13,274     0.00%    $10,796
      12/31/1998    0.19%    $12,516     0.25%    $13,307    -0.06%    $10,789
      01/31/1999    0.88%    $12,626     1.19%    $13,465     0.24%    $10,815
      02/28/1999   -0.31%    $12,587    -0.44%    $13,406     0.12%    $10,828
      03/31/1999    0.16%    $12,607     0.14%    $13,425     0.30%    $10,861
      04/30/1999    0.18%    $12,630     0.25%    $13,458     0.73%    $10,940
      05/31/1999   -0.68%    $12,544    -0.58%    $13,380     0.00%    $10,940
      06/30/1999   -1.49%    $12,357    -1.44%    $13,187     0.00%    $10,940
      07/31/1999    0.18%    $12,379     0.36%    $13,235     0.30%    $10,973
      08/31/1999   -1.26%    $12,223    -0.80%    $13,129     0.24%    $10,999
      09/30/1999   -0.35%    $12,181     0.04%    $13,134     0.48%    $11,052
      10/31/1999   -1.59%    $11,987    -1.08%    $12,992     0.18%    $11,072
      11/30/1999    0.88%    $12,092     1.06%    $13,130     0.06%    $11,079
      12/31/1999   -0.96%    $11,976    -0.75%    $13,032     0.00%    $11,079
      01/31/2000   -0.71%    $11,891    -0.44%    $12,974     0.24%    $11,105
      02/29/2000    1.22%    $12,035     1.16%    $13,125     0.59%    $11,171

*Source: Standard & Poor's Micropal.

Past performance does not guarantee future results.

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND


Your Fund's Goal: Franklin Pennsylvania Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Pennsylvania state personal income taxes through a portfolio consisting primarily of Pennsylvania municipal bonds.(1)


COMMONWEALTH UPDATE

[PENNSYLVANIA GRAPHIC]

Through careful integration of the old and new, Pennsylvania has been able to greatly improve its economic performance. While sectors of the old economy such as steel, coal mining, and paper remain important to the commonwealth's economy, the booming high-technology industries are becoming ever more vital. Since 1995, high-tech employment has grown 5.3% annually, compared with a 1.8% increase for the overall state employment in 1998. Pharmaceuticals, biotechnology and computer software are among the most important areas of Pennsylvania's new economy.(2)


The strong economy combined with careful fiscal management has also placed Pennsylvania on a solid financial footing. Fiscal year 1999 saw a budget surplus of $703 million, even with a fourth straight year of reduced business taxes. The debt burden remains low by national standards, at $410 per capita, compared with the $540 national median.(3) The commonwealth continues to follow conservative fiscal planning and has shown a great deal of restraint in increasing spending.


Pennsylvania's AA rating by Standard & Poor's, an independent credit rating agency, reflects this stable outlook.(2) With a diverse economic base, modern and expansive transportation systems and leading educational institutions, the commonwealth should continue its solid growth as it balances the past with the future.



(1.) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable. The fund's shares are free from Pennsylvania personal property tax and income is free from Philadelphia School Investment Net Income Tax.

(2.) Source: Standard and Poor's Ratings Direct, 11/99. This does not indicate Standard and Poor's rating of the fund.

(3.) Source: Moody's Investors Service.


All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 116.


CREDIT QUALITY BREAKDOWN(*)
Franklin Pennsylvania Tax-Free
Income Fund
Based on Total Long-Term Investments
2/29/00

[PIE CHART]
                    AAA - 63.8%

                    AA - 8.3%

                    A - 11.5%

                    BBB - 14.1%

                    Below Investment
                    Grade - 2.3%

(*)Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.

PORTFOLIO BREAKDOWN
Franklin Pennsylvania Tax-Free Income Fund
2/29/00

                            % OF TOTAL
                            LONG-TERM
SECTOR                      INVESTMENTS
--------------------------------------
Hospital & Health Care         20.2%

Utilities                      16.6%

Prerefunded                    13.7%

General Obligation             10.4%

Higher Education               10.1%

Corporate-Backed                9.0%

Housing                         8.9%

Transportation                  4.9%

Other Revenue                   4.7%

Subject to Government
Appropriation                   1.0%

Tax-Supported Debt              0.5%



PORTFOLIO NOTES

Pennsylvania's new municipal bond issuance decreased significantly in 1999, down 28.2% compared with the previous year, as higher interest rates limited refunding opportunities.(4) Many issuers enhanced their debt's credit quality by purchasing insurance for their upcoming issues, improving their bonds' marketability and giving them greater access to new money or better opportunities to refinance existing debt.

During the year under review, the fund purchased primarily insured bonds, which slightly improved the portfolio's quality as insured bonds are generally rated AAA. As a result, 63.8% of the fund's total long-term investments were rated AAA at the end of the reporting period, compared with 60.3% on February 28, 1999. Important purchases during the period included Norwin School District, Allegheny County Pittsburgh International Airport, Allegheny County Port Authority Special Revenue and Washington County Authority Revenue - Capital Projects and Equipment Program.

The rise in interest rates during the period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.1%, and the Bond Buyer Municipal Bond Index (Bond Buyer 40) was off 13.1%. By comparison, your fund's Class A share price, as measured by net asset value, declined 9.2%.(5)

In addition, your fund offers a notable tax advantage over a comparable taxable investment. On page 49, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.30%, based on an annualization of the current 4.4 cent ($0.044) per share dividend and the maximum offering price of $9.97 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Pennsylvania state personal income tax bracket of 41.29% would need to earn 9.03% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows distribution rates and taxable equivalent distribution rates for Class B and C shares.



(4.) Source: The Bond Buyer, 1/3/00.

(5.) Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

  DIVIDEND DISTRIBUTIONS(*)

  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
  3/1/99 - 2/29/00



                                               DIVIDEND PER SHARE
                                   -------------------------------------------
  MONTH                            CLASS A        CLASS B(**)        CLASS C
------------------------------------------------------------------------------
  March                             4.4 cents          --          3.89 cents
  April                             4.4 cents          --          3.89 cents
  May                               4.4 cents          --          3.89 cents
  June                              4.4 cents          --          3.93 cents
  July                              4.4 cents          --          3.93 cents
  August                            4.4 cents          --          3.93 cents
  September                         4.4 cents          --          3.94 cents
  October                           4.4 cents          --          3.94 cents
  November                          4.4 cents          --          3.94 cents
  December                          4.4 cents          --          3.97 cents
  January                           4.4 cents          --          3.97 cents
  February                          4.4 cents     2.51 cents       3.97 cents
------------------------------------------------------------------------------
  Total                             52.8 cents    2.51 cents      47.19 cents


(*) Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

(**) Effective February 1, 2000, the fund began offering Class B shares to investors. See the prospectus for details.


Going forward, we remain positive about the outlook for Pennsylvania, its municipal bonds and Franklin Pennsylvania Tax-Free Income Fund. Our shareholders will continue to benefit from our practice of holding onto premium bonds to maximize income, lower volatility, and increase tax efficiency and after-tax yield.

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1,1994,fund shares were offered at a lower initial sales charge;thus actual total returns may differ.Effective May 1,1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan,which affects subsequent performance.

CLASS B: Subject to no initial sales charge,but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment.These shares have higher annual fees and expenses than Class A shares.

ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year and aggregate total returns do not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



CLASS A
One-Year Total Return              -4.24%
Net Asset Value (NAV)              $9.55 (2/29/00)           $10.52 (2/28/99)
Change in NAV                      -$0.97

Distributions (3/1/99-2/29/00)     Dividend Income           $0.5280
                                   Long-Term Capital Gain    $0.0002
                                   -------------------------------------------
                                   Total                     $0.5282

CLASS B
Aggregate Total Return             +1.27%
Net Asset Value (NAV)              $9.55 (2/29/00)           $9.47 (2/1/00)
Change in NAV                      +$0.08

Distributions (2/1/00-2/29/00)     Dividend Income           $0.0251

CLASS C
One-Year Total Return              -4.76%
Net Asset Value (NAV)              $9.60 (2/29/00)           $10.57 (2/28/99)
Change in NAV                      -$0.97

Distributions (3/1/99-2/29/00)     Dividend Income           $0.4719
                                   Long-Term Capital Gain    $0.0002
                                   -------------------------------------------
                                   Total                     $0.4721


Franklin Pennsylvania Tax-Free Income Fund paid distributions derived from long-term capital gains of 0.02 cents ($0.0002) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).



Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE


                                                                      INCEPTION
CLASS A                                   1-YEAR   5-YEAR   10-YEAR   (12/1/86)
-------------------------------------------------------------------------------
Cumulative Total Return(1)                -4.24%   +26.26%  +84.80%   +122.95%

Average Annual Total Return(2)            -8.34%   +3.87%   +5.87%     +5.89%



                                                                      INCEPTION
CLASS B                                                                (2/1/00)
-------------------------------------------------------------------------------
Cumulative Total Return(1)                                               +1.27%

Aggregate Total Return(2)                                                -2.73%



                                                                      INCEPTION
CLASS C                                          1-YEAR    3-YEAR      (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)                       -4.76%   +7.84%    +21.94%

Average Annual Total Return(2)                   -6.64%   +2.19%     +3.98%


SHARE CLASS                                        A        B         C
-------------------------------------------------------------------------------
Distribution Rate(3)                             5.30%    4.98%      4.91%

Taxable Equivalent Distribution Rate(4)          9.03%    8.48%      8.36%

30-Day Standardized Yield(5)                     5.15%    4.85%      4.78%

Taxable Equivalent Yield(4)                      8.77%    8.26%      8.14%


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Class B) per share on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Pennsylvania state personal income tax bracket of 41.29%, based on the federal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND


AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
----------------------------------------
1-Year                          -8.34%

5-Year                          +3.87%

10-Year                         +5.87%

Since Inception (12/1/86)       +5.89%



AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS C
--------------------------------------
1-Year                          -6.64%

3-Year                          +2.19%

Since Inception (5/1/95)        +3.98%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


      CLASS A (3/1/90 - 2/29/00)

The following line graph compares the performance of Franklin Pennsylvania Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

Date                    Franklin          Lehman Brothers            CPI*
                      Pennsylvania         Municipal Bond
                     Tax-Free Income           Index*
                      Fund-Class A
      03/01/1990               $9,573               $10,000               $10,000
      03/31/1990     0.00%     $9,573      0.03%    $10,003     0.55%     $10,055
      04/30/1990    -0.94%     $9,483     -0.72%     $9,931     0.16%     $10,071
      05/31/1990     2.33%     $9,704      2.18%    $10,147     0.23%     $10,094
      06/30/1990     0.73%     $9,775      0.88%    $10,237     0.54%     $10,149
      07/31/1990     1.57%     $9,928      1.47%    $10,387     0.38%     $10,187
      08/31/1990    -2.79%     $9,651     -1.45%    $10,237     0.92%     $10,281
      09/30/1990    -0.64%     $9,590      0.06%    $10,243     0.84%     $10,367
      10/31/1990     1.63%     $9,746      1.82%    $10,429     0.60%     $10,430
      11/30/1990     2.14%     $9,954      2.01%    $10,639     0.22%     $10,453
      12/31/1990    -0.21%     $9,933      0.43%    $10,685     0.00%     $10,453
      01/31/1991     1.60%    $10,092      1.34%    $10,828     0.60%     $10,515
      02/28/1991     0.63%    $10,156      0.87%    $10,922     0.15%     $10,531
      03/31/1991     0.42%    $10,199      0.03%    $10,925     0.15%     $10,547
      04/30/1991     1.59%    $10,361      1.34%    $11,072     0.15%     $10,563
      05/31/1991     0.79%    $10,443      0.89%    $11,170     0.30%     $10,594
      06/30/1991     0.27%    $10,471     -0.10%    $11,159     0.29%     $10,625
      07/31/1991     1.52%    $10,630      1.22%    $11,295     0.15%     $10,641
      08/31/1991     1.09%    $10,746      1.32%    $11,444     0.29%     $10,672
      09/30/1991     1.50%    $10,907      1.30%    $11,593     0.44%     $10,719
      10/31/1991     0.67%    $10,980      0.90%    $11,697     0.15%     $10,735
      11/30/1991     0.56%    $11,042      0.28%    $11,730     0.29%     $10,766
      12/31/1991     2.10%    $11,273      2.15%    $11,982     0.07%     $10,774
      01/31/1992     0.33%    $11,311      0.23%    $12,010     0.15%     $10,790
      02/29/1992    -0.06%    $11,304      0.03%    $12,013     0.36%     $10,829
      03/31/1992     0.29%    $11,337      0.03%    $12,017     0.51%     $10,884
      04/30/1992     0.94%    $11,443      0.89%    $12,124     0.14%     $10,899
      05/31/1992     1.14%    $11,574      1.18%    $12,267     0.14%     $10,914
      06/30/1992     1.64%    $11,764      1.68%    $12,473     0.36%     $10,954
      07/31/1992     3.45%    $12,169      3.00%    $12,847     0.21%     $10,977
      08/31/1992    -0.93%    $12,056     -0.97%    $12,723     0.28%     $11,007
      09/30/1992     0.39%    $12,103      0.65%    $12,805     0.28%     $11,038
      10/31/1992    -1.04%    $11,977     -0.98%    $12,680     0.35%     $11,077
      11/30/1992     2.15%    $12,235      1.79%    $12,907     0.14%     $11,092
      12/31/1992     1.21%    $12,383      1.02%    $13,039    -0.07%     $11,085
      01/31/1993     1.37%    $12,553      1.16%    $13,190     0.49%     $11,139
      02/28/1993     2.78%    $12,901      3.62%    $13,667     0.35%     $11,178
      03/31/1993    -0.27%    $12,867     -1.06%    $13,522     0.35%     $11,217
      04/30/1993     0.62%    $12,946      1.01%    $13,659     0.28%     $11,248
      05/31/1993     0.57%    $13,020      0.56%    $13,735     0.14%     $11,264
      06/30/1993     1.57%    $13,225      1.67%    $13,965     0.14%     $11,280
      07/31/1993    -0.06%    $13,217      0.13%    $13,983     0.00%     $11,280
      08/31/1993     1.96%    $13,476      2.08%    $14,274     0.28%     $11,311
      09/30/1993     1.13%    $13,628      1.14%    $14,437     0.21%     $11,335
      10/31/1993     0.28%    $13,666      0.19%    $14,464     0.41%     $11,382
      11/30/1993    -0.35%    $13,618     -0.88%    $14,337     0.07%     $11,390
      12/31/1993     1.55%    $13,829      2.11%    $14,639     0.00%     $11,390
      01/31/1994     0.85%    $13,947      1.14%    $14,806     0.27%     $11,420
      02/28/1994    -1.72%    $13,707     -2.59%    $14,423     0.34%     $11,459
      03/31/1994    -2.78%    $13,326     -4.07%    $13,836     0.34%     $11,498
      04/30/1994     0.10%    $13,339      0.85%    $13,953     0.14%     $11,514
      05/31/1994     0.73%    $13,437      0.87%    $14,075     0.07%     $11,522
      06/30/1994    -0.22%    $13,407     -0.61%    $13,989     0.34%     $11,562
      07/31/1994     1.48%    $13,606      1.83%    $14,245     0.27%     $11,593
      08/31/1994     0.32%    $13,649      0.35%    $14,295     0.40%     $11,639
      09/30/1994    -0.95%    $13,519     -1.47%    $14,084     0.27%     $11,671
      10/31/1994    -1.28%    $13,346     -1.78%    $13,834     0.07%     $11,679
      11/30/1994    -1.84%    $13,101     -1.81%    $13,583     0.13%     $11,694
      12/31/1994     2.09%    $13,375      2.20%    $13,882     0.00%     $11,694
      01/31/1995     2.39%    $13,694      2.86%    $14,279     0.40%     $11,741
      02/28/1995     2.36%    $14,018      2.91%    $14,695     0.40%     $11,788
      03/31/1995     0.96%    $14,152      1.15%    $14,864     0.33%     $11,827
      04/30/1995     0.18%    $14,178      0.12%    $14,882     0.33%     $11,866
      05/31/1995     2.40%    $14,518      3.19%    $15,356     0.20%     $11,889
      06/30/1995    -0.35%    $14,467     -0.87%    $15,223     0.20%     $11,913
      07/31/1995     0.61%    $14,555      0.95%    $15,367     0.00%     $11,913
      08/31/1995     0.88%    $14,683      1.27%    $15,563     0.26%     $11,944
      09/30/1995     0.59%    $14,770      0.63%    $15,661     0.20%     $11,968
      10/31/1995     1.12%    $14,935      1.45%    $15,888     0.33%     $12,007
      11/30/1995     1.44%    $15,150      1.66%    $16,151    -0.07%     $11,999
      12/31/1995     0.94%    $15,293      0.96%    $16,306    -0.07%     $11,991
      01/31/1996     0.51%    $15,371      0.76%    $16,430     0.59%     $12,061
      02/29/1996    -0.46%    $15,300     -0.68%    $16,319     0.32%     $12,100
      03/31/1996    -0.86%    $15,169     -1.28%    $16,110     0.52%     $12,163
      04/30/1996    -0.08%    $15,156     -0.28%    $16,065     0.39%     $12,210
      05/31/1996     0.24%    $15,193     -0.04%    $16,058     0.19%     $12,234
      06/30/1996     0.95%    $15,337      1.09%    $16,233     0.06%     $12,241
      07/31/1996     0.70%    $15,445      0.90%    $16,379     0.19%     $12,264
      08/31/1996     0.00%    $15,445     -0.02%    $16,376     0.19%     $12,287
      09/30/1996     1.29%    $15,644      1.40%    $16,605     0.32%     $12,327
      10/31/1996     0.87%    $15,780      1.13%    $16,793     0.32%     $12,366
      11/30/1996     1.34%    $15,991      1.83%    $17,100     0.19%     $12,390
      12/31/1996    -0.07%    $15,980     -0.42%    $17,028     0.00%     $12,390
      01/31/1997     0.28%    $16,025      0.19%    $17,061     0.32%     $12,429
      02/28/1997     0.76%    $16,147      0.92%    $17,218     0.31%     $12,468
      03/31/1997    -0.95%    $15,993     -1.33%    $16,989     0.25%     $12,499
      04/30/1997     0.85%    $16,129      0.84%    $17,131     0.12%     $12,514
      05/31/1997     1.20%    $16,323      1.51%    $17,390    -0.06%     $12,507
      06/30/1997     0.99%    $16,484      1.07%    $17,576     0.12%     $12,522
      07/31/1997     2.30%    $16,863      2.77%    $18,063     0.12%     $12,537
      08/31/1997    -0.69%    $16,747     -0.94%    $17,893     0.19%     $12,560
      09/30/1997     1.04%    $16,921      1.19%    $18,106     0.25%     $12,592
      10/31/1997     0.68%    $17,036      0.64%    $18,222     0.25%     $12,623
      11/30/1997     0.71%    $17,157      0.59%    $18,330    -0.06%     $12,616
      12/31/1997     1.48%    $17,411      1.46%    $18,597    -0.12%     $12,601
      01/31/1998     1.03%    $17,591      1.03%    $18,789     0.19%     $12,624
      02/28/1998    -0.02%    $17,587      0.03%    $18,794     0.19%     $12,648
      03/31/1998     0.09%    $17,603      0.09%    $18,811     0.19%     $12,672
      04/30/1998    -0.15%    $17,576     -0.45%    $18,727     0.18%     $12,695
      05/31/1998     1.10%    $17,770      1.58%    $19,023     0.18%     $12,718
      06/30/1998     0.53%    $17,864      0.39%    $19,097     0.12%     $12,733
      07/31/1998     0.20%    $17,900      0.25%    $19,145     0.12%     $12,749
      08/31/1998     1.12%    $18,100      1.55%    $19,441     0.12%     $12,764
      09/30/1998     1.07%    $18,294      1.25%    $19,684     0.12%     $12,779
      10/31/1998    -0.20%    $18,257      0.00%    $19,684     0.24%     $12,810
      11/30/1998     0.44%    $18,338      0.35%    $19,753     0.00%     $12,810
      12/31/1998     0.16%    $18,367      0.25%    $19,803    -0.06%     $12,802
      01/31/1999     0.90%    $18,532      1.19%    $20,038     0.24%     $12,833
      02/28/1999    -0.25%    $18,486     -0.44%    $19,950     0.12%     $12,848
      03/31/1999     0.20%    $18,523      0.14%    $19,978     0.30%     $12,887
      04/30/1999     0.32%    $18,582      0.25%    $20,028     0.73%     $12,981
      05/31/1999    -0.67%    $18,458     -0.58%    $19,912     0.00%     $12,981
      06/30/1999    -1.19%    $18,238     -1.44%    $19,625     0.00%     $12,981
      07/31/1999     0.21%    $18,276      0.36%    $19,696     0.30%     $13,020
      08/31/1999    -1.49%    $18,004     -0.80%    $19,538     0.24%     $13,051
      09/30/1999    -0.27%    $17,955      0.04%    $19,546     0.48%     $13,114
      10/31/1999    -1.91%    $17,612     -1.08%    $19,335     0.18%     $13,137
      11/30/1999     1.12%    $17,810      1.06%    $19,540     0.06%     $13,145
      12/31/1999    -1.08%    $17,617     -0.75%    $19,393     0.00%     $13,145
      01/31/2000    -0.80%    $17,476     -0.44%    $19,308     0.24%     $13,177
      02/29/2000     1.29%    $17,691      1.16%    $19,532     0.59%     $13,255

      CLASS C (5/1/95 - 2/29/00)

The following line graph compares the performance of Franklin Pennsylvania Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

Date                    Franklin           Lehman Brothers         CPI*
                      Pennsylvania          Municipal Bond
                     Tax-Free Income            Index*
                       Fund-Class C
      05/01/1995               $9,903               $10,000               $10,000
      05/31/1995     2.55%    $10,156      3.19%    $10,319     0.20%     $10,020
      06/30/1995    -0.40%    $10,115     -0.87%    $10,229     0.20%     $10,040
      07/31/1995     0.56%    $10,172      0.95%    $10,326     0.00%     $10,040
      08/31/1995     0.83%    $10,256      1.27%    $10,458     0.26%     $10,066
      09/29/1995     0.64%    $10,322      0.63%    $10,523     0.20%     $10,086
      10/31/1995     1.06%    $10,431      1.45%    $10,676     0.33%     $10,120
      11/30/1995     1.30%    $10,567      1.66%    $10,853    -0.07%     $10,112
      12/29/1995     0.99%    $10,671      0.96%    $10,957    -0.07%     $10,105
      01/31/1996     0.46%    $10,720      0.76%    $11,041     0.59%     $10,165
      02/29/1996    -0.50%    $10,667     -0.68%    $10,966     0.32%     $10,198
      03/29/1996    -0.90%    $10,571     -1.28%    $10,825     0.52%     $10,251
      04/30/1996    -0.13%    $10,557     -0.28%    $10,795     0.39%     $10,291
      05/31/1996     0.29%    $10,588     -0.04%    $10,791     0.19%     $10,310
      06/28/1996     0.80%    $10,672      1.09%    $10,908     0.06%     $10,316
      07/31/1996     0.75%    $10,752      0.90%    $11,006     0.19%     $10,336
      08/30/1996    -0.14%    $10,737     -0.02%    $11,004     0.19%     $10,356
      09/30/1996     1.23%    $10,869      1.40%    $11,158     0.32%     $10,389
      10/31/1996     0.91%    $10,968      1.13%    $11,284     0.32%     $10,422
      11/29/1996     1.28%    $11,109      1.83%    $11,491     0.19%     $10,442
      12/31/1996    -0.13%    $11,094     -0.42%    $11,443     0.00%     $10,442
      01/31/1997     0.23%    $11,120      0.19%    $11,464     0.32%     $10,475
      02/28/1997     0.71%    $11,199      0.92%    $11,570     0.31%     $10,508
      03/31/1997    -0.99%    $11,088     -1.33%    $11,416     0.25%     $10,534
      04/30/1997     0.80%    $11,177      0.84%    $11,512     0.12%     $10,547
      05/31/1997     1.14%    $11,304      1.51%    $11,686    -0.06%     $10,540
      06/30/1997     0.94%    $11,410      1.07%    $11,811     0.12%     $10,553
      07/31/1997     2.24%    $11,666      2.77%    $12,138     0.12%     $10,565
      08/31/1997    -0.73%    $11,581     -0.94%    $12,024     0.19%     $10,586
      09/30/1997     0.98%    $11,694      1.19%    $12,167     0.25%     $10,612
      10/31/1997     0.63%    $11,768      0.64%    $12,245     0.25%     $10,639
      11/30/1997     0.76%    $11,857      0.59%    $12,317    -0.06%     $10,632
      12/31/1997     1.42%    $12,026      1.46%    $12,497    -0.12%     $10,619
      01/31/1998     0.88%    $12,131      1.03%    $12,626     0.19%     $10,640
      02/28/1998     0.02%    $12,134      0.03%    $12,629     0.19%     $10,660
      03/31/1998     0.04%    $12,139      0.09%    $12,641     0.19%     $10,680
      04/30/1998    -0.29%    $12,103     -0.45%    $12,584     0.18%     $10,699
      05/31/1998     1.15%    $12,243      1.58%    $12,783     0.18%     $10,719
      06/30/1998     0.48%    $12,301      0.39%    $12,832     0.12%     $10,731
      07/31/1998     0.06%    $12,309      0.25%    $12,865     0.12%     $10,744
      08/31/1998     1.16%    $12,452      1.55%    $13,064     0.12%     $10,757
      09/30/1998     0.93%    $12,567      1.25%    $13,227     0.12%     $10,770
      10/31/1998    -0.15%    $12,549      0.00%    $13,227     0.24%     $10,796
      11/30/1998     0.39%    $12,597      0.35%    $13,274     0.00%     $10,796
      12/31/1998     0.11%    $12,611      0.25%    $13,307    -0.06%     $10,789
      01/31/1999     0.85%    $12,719      1.19%    $13,465     0.24%     $10,815
      02/28/1999    -0.29%    $12,682     -0.44%    $13,406     0.12%     $10,828
      03/31/1999     0.24%    $12,712      0.14%    $13,425     0.30%     $10,861
      04/30/1999     0.17%    $12,734      0.25%    $13,458     0.73%     $10,940
      05/31/1999    -0.71%    $12,643     -0.58%    $13,380     0.00%     $10,940
      06/30/1999    -1.23%    $12,488     -1.44%    $13,187     0.00%     $10,940
      07/31/1999     0.17%    $12,509      0.36%    $13,235     0.30%     $10,973
      08/31/1999    -1.54%    $12,316     -0.80%    $13,129     0.24%     $10,999
      09/30/1999    -0.32%    $12,277      0.04%    $13,134     0.48%     $11,052
      10/31/1999    -1.94%    $12,039     -1.08%    $12,992     0.18%     $11,072
      11/30/1999     1.06%    $12,166      1.06%    $13,130     0.06%     $11,079
      12/31/1999    -1.12%    $12,030     -0.75%    $13,032     0.00%     $11,079
      01/31/2000    -0.84%    $11,929     -0.44%    $12,974     0.24%     $11,105
      02/29/2000     1.24%    $12,075      1.16%    $13,125     0.59%     $11,171

(*)Source: Standard and Poor's Micropal.


Past performance does not guarantee future results.

'FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Puerto Rico Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and many states' personal income taxes through a portfolio consisting primarily of Puerto Rico municipal bonds.(1)

COMMONWEALTH UPDATE

[PUERTO RICO GRAPHIC]

This island commonwealth is no longer just a tourist destination. Echoing the U.S. economy, the commonwealth's gross national product (GNP) grew by an average of 3.1% from 1994-98, and because of increased construction due to Hurricane Georges, is estimated to have expanded by 3.4% in 1999. Job growth remains steady albeit moderate led by the key construction, trade and services sectors. Additionally, unemployment is near record lows, although at 12% to 13% it is still much higher than in the U.S. Manufacturing continues to grow in importance, recently contributing 43% to the island's GNP and employing 13% of its workforce.(2)

Still, tourism remains essential to Puerto Rico, providing an important counterbalance to the cyclical manufacturing sector. Recent activity has also been impressive in this area as almost 1.5 million tourists visited the island from July 1998 to June 1999, surpassing the record set in the same time period a year earlier. A number of new hotel openings in the past few years added more than 2,000 rooms, and construction continues with two more hotels under way.(2)

However, overall per-capita debt remains high at $2,600, compared with the $540 national median, and debt service was recently at 12% of expenditures, lofty relative to most U.S. states.(2,3) In addition, the phasing out of Section 936, which gave tax breaks to U.S. corporations with operations in Puerto Rico, is causing the commonwealth to use other measures to maintain its healthy manufacturing base. Despite this setback, manufacturing is still fairly well established and should weather this without too many problems.

CREDIT QUALITY BREAKDOWN*
Franklin Puerto Rico Tax-Free
Income Fund
Based on Total Long-Term Investments
2/29/00

[CREDIT QUALITY PIE CHART]

AAA                                                                        51.7%
AA                                                                          1.0%
A                                                                           4.4%
BBB                                                                        42.9%

(*) Quality breakdown may include internal ratings for bonds not rated by an independent credit rating agency.

(1.) For investors subject to the federal and state alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

(2.) Source: Standard and Poor's Ratings Direct, 9/99. This does not indicate Standard and Poor's rating of the fund.

(3.) Source: Moody's Investors Service.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 121.


PORTFOLIO BREAKDOWN
Franklin Puerto Rico
Tax-Free Income Fund
2/29/00

                                                                        % OF TOTAL
                                                                         LONG-TERM
SECTOR                                                                  INVESTMENTS
-----------------------------------------------------------------------------------
Prerefunded                                                                25.4%

Transportation                                                             16.4%

Hospital & Health Care                                                     11.9%

Housing                                                                     7.8%

Tax-Supported Debt                                                          7.6%

General Obligation                                                          7.5%

Utilities                                                                   7.3%

Subject to Government Appropriation                                         6.2%

Higher Education                                                            5.4%

Other Revenue                                                               3.1%

Corporate-Backed                                                            1.4%

Puerto Rico's outlook is stable, and Standard & Poor's, an independent credit rating agency, has assigned it an A rating.(2) With continued economic growth and a diversifying economy, the commonwealth should continue to experience solid growth.

PORTFOLIO NOTES

During the 12-month reporting period, we attempted to take advantage of the higher interest-rate environment to restructure the fund's portfolio. We generally bought bonds with higher original issue discount (OID), or discount from par value at time of issuance. In addition, we booked tax losses, which can be carried forward in the portfolio to help offset taxable capital gains in the future and potentially lower shareholders' future tax liabilities.

Puerto Rico issuance was down significantly during 1999. Supply decreased 67.0%, from $5.042 billion in 1998, to $1.662 billion in 1999.(4) However, we were able to find bonds providing attractive value during the period. One example was the $857 million Puerto Rico Municipal Finance Agency we purchased in November. The bonds are insured, with a coupon of 5.5%; however, because we were able to buy them at a discount, they were yielding 5.82% at the time of purchase.

The rise in interest rates during the period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.1%, and the Bond Buyer Municipal Bond Index (Bond Buyer 40) was off 13.1%. By comparison, your fund's Class A share price, as measured by net asset value, declined 7.8%.(5)

In addition, your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 54 shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.09%, based on an annualization of the current 4.85 cent ($0.0485) per share dividend and the maximum offering price of $11.44 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal tax bracket of 39.6% would need to earn 8.43% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.


(4.) Source: The Bond Buyer, 1/3/00.

(5.) Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

DIVIDEND DISTRIBUTIONS(*)
Franklin Puerto Rico Tax-Free Income Fund
3/1/99 - 2/29/00

                                                     DIVIDEND PER SHARE
                                            ------------------------------------
  MONTH                                       CLASS A                  CLASS C
--------------------------------------------------------------------------------
March                                        4.75 cents               4.18 cents
April                                        4.75 cents               4.18 cents
May                                          4.75 cents               4.18 cents
June                                         4.75 cents               4.22 cents
July                                         4.75 cents               4.22 cents
August                                       4.75 cents               4.22 cents
September                                    4.75 cents               4.21 cents
October                                      4.75 cents               4.21 cents
November                                     4.75 cents               4.21 cents
December                                     4.80 cents               4.29 cents
January                                      4.80 cents               4.29 cents
February                                     4.80 cents               4.29 cents
--------------------------------------------------------------------------------
Total                                       57.15 cents              50.70 cents


(*)Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

Going forward, Puerto Rico's municipal bond supply for the remainder of 2000 is expected to remain relatively sparse, which should make them attractive investments for investors seeking tax-free income given their relatively stable demand. The fund will maintain its conservative portfolio management strategy while seeking to provide a high level of current income with a relatively stable share price.

This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

  CLASS A
  One-Year Total Return                             -2.91%
  Net Asset Value (NAV)                             $10.95 (2/29/00)            $11.88 (2/28/99)
  Change in NAV                                     -$0.93
  Distributions (3/1/99-2/29/00)                    Dividend Income             $0.5715
                                                    Long-Term Capital Gain      $0.0156
                                                    -----------------------------------
                                                    Total                       $0.5871

  CLASS C
  One-Year Total Return                             -3.37%
  Net Asset Value (NAV)                             $10.97 (2/29/00)            $11.89 (2/28/99)
  Change in NAV                                     -$0.92
  Distributions (3/1/99-2/29/00)                    Dividend Income             $0.5070
                                                    Long-Term Capital Gain      $0.0156
                                                    -----------------------------------
                                                    Total                       $0.5226

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1,1994,fund shares were offered at a lower initial sales charge;thus actual total returns may differ.Effective May 1,1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan,which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADDITIONAL PERFORMANCE


                                                                                   INCEPTION
  CLASS A                                       1-YEAR      5-YEAR     10-YEAR      (4/3/85)
--------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                    -2.91%     +28.62%    +84.82%       +178.33%
  Average Annual Total Return(2)                -7.06%      +4.26%     +5.87%         +6.80%

                                                                                   INCEPTION
  CLASS C                                                   1-YEAR      3-YEAR      (5/1/95)
--------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                                -3.37%     +9.74%        +23.93%
  Average Annual Total Return(2)                            -5.25%     +2.79%         +4.33%

  SHARE CLASS                                                             A              C
--------------------------------------------------------------------------------------------
  Distribution Rate(3)                                                  5.09%          4.74%
  Taxable Equivalent Distribution Rate(4)                               8.43%          7.85%
  30-Day Standardized Yield(5)                                          4.86%          4.48%
  Taxable Equivalent Yield(4)                                           8.05%          7.42%

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on February 29, 2000.

(4.) Taxable equivalent distribution rate and yield assume the 2000 maximum federal income tax rate of 39.6%.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Franklin Puerto Rico Tax-Free Income Fund paid distributions derived from long-term capital gains of 1.56 cents ($0.0156) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


CLASS A (3/1/90 - 2/29/00)


The following line graph compares the performance of Franklin Puerto Rico Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

                       Franklin Puerto     Lehman Brothers
                        Rico Tax-Free       Municipal Bond
Date                 Income Fund-Class A       Index*                CPI*
----                 -------------------   ----------------         -------
       03/01/1990                $9,564              $10,000                $10,000
       03/31/1990     -0.09%     $9,555     0.03%    $10,003     0.55%      $10,055
       04/30/1990     -0.56%     $9,502    -0.72%     $9,931     0.16%      $10,071
       05/31/1990      2.08%     $9,700     2.18%    $10,147     0.23%      $10,094
       06/30/1990      0.93%     $9,790     0.88%    $10,237     0.54%      $10,149
       07/31/1990      1.58%     $9,944     1.47%    $10,387     0.38%      $10,187
       08/31/1990     -1.94%     $9,751    -1.45%    $10,237     0.92%      $10,281
       09/30/1990     -0.47%     $9,706     0.06%    $10,243     0.84%      $10,367
       10/31/1990      1.43%     $9,844     1.82%    $10,429     0.60%      $10,430
       11/30/1990      2.27%    $10,068     2.01%    $10,639     0.22%      $10,453
       12/31/1990     -0.37%    $10,031     0.43%    $10,685     0.00%      $10,453
       01/31/1991      1.69%    $10,200     1.34%    $10,828     0.60%      $10,515
       02/28/1991      1.02%    $10,304     0.87%    $10,922     0.15%      $10,531
       03/31/1991      0.37%    $10,342     0.03%    $10,925     0.15%      $10,547
       04/30/1991      1.39%    $10,486     1.34%    $11,072     0.15%      $10,563
       05/31/1991      0.74%    $10,564     0.89%    $11,170     0.30%      $10,594
       06/30/1991      0.10%    $10,574    -0.10%    $11,159     0.29%      $10,625
       07/31/1991      1.29%    $10,711     1.22%    $11,295     0.15%      $10,641
       08/31/1991      0.91%    $10,808     1.32%    $11,444     0.29%      $10,672
       09/30/1991      1.28%    $10,946     1.30%    $11,593     0.44%      $10,719
       10/31/1991      0.72%    $11,025     0.90%    $11,697     0.15%      $10,735
       11/30/1991      0.54%    $11,085     0.28%    $11,730     0.29%      $10,766
       12/31/1991      1.60%    $11,262     2.15%    $11,982     0.07%      $10,774
       01/31/1992      0.31%    $11,297     0.23%    $12,010     0.15%      $10,790
       02/29/1992     -0.03%    $11,294     0.03%    $12,013     0.36%      $10,829
       03/31/1992      0.36%    $11,334     0.03%    $12,017     0.51%      $10,884
       04/30/1992      0.76%    $11,421     0.89%    $12,124     0.14%      $10,899
       05/31/1992      1.21%    $11,559     1.18%    $12,267     0.14%      $10,914
       06/30/1992      1.49%    $11,731     1.68%    $12,473     0.36%      $10,954
       07/31/1992      3.01%    $12,084     3.00%    $12,847     0.21%      $10,977
       08/31/1992     -0.87%    $11,979    -0.97%    $12,723     0.28%      $11,007
       09/30/1992      0.13%    $11,994     0.65%    $12,805     0.28%      $11,038
       10/31/1992     -1.23%    $11,847    -0.98%    $12,680     0.35%      $11,077
       11/30/1992      2.14%    $12,100     1.79%    $12,907     0.14%      $11,092
       12/31/1992      1.56%    $12,289     1.02%    $13,039    -0.07%      $11,085
       01/31/1993      1.08%    $12,422     1.16%    $13,190     0.49%      $11,139
       02/28/1993      2.51%    $12,734     3.62%    $13,667     0.35%      $11,178
       03/31/1993     -0.61%    $12,656    -1.06%    $13,522     0.35%      $11,217
       04/30/1993      0.77%    $12,754     1.01%    $13,659     0.28%      $11,248
       05/31/1993      0.63%    $12,834     0.56%    $13,735     0.14%      $11,264
       06/30/1993      1.36%    $13,008     1.67%    $13,965     0.14%      $11,280
       07/31/1993     -0.01%    $13,007     0.13%    $13,983     0.00%      $11,280
       08/31/1993      1.80%    $13,241     2.08%    $14,274     0.28%      $11,311
       09/30/1993      1.30%    $13,413     1.14%    $14,437     0.21%      $11,335
       10/31/1993      0.19%    $13,439     0.19%    $14,464     0.41%      $11,382
       11/30/1993     -0.27%    $13,403    -0.88%    $14,337     0.07%      $11,390
       12/31/1993      1.78%    $13,641     2.11%    $14,639     0.00%      $11,390
       01/31/1994      0.90%    $13,764     1.14%    $14,806     0.27%      $11,420
       02/28/1994     -1.74%    $13,524    -2.59%    $14,423     0.34%      $11,459
       03/31/1994     -3.44%    $13,059    -4.07%    $13,836     0.34%      $11,498
       04/30/1994      0.49%    $13,123     0.85%    $13,953     0.14%      $11,514
       05/31/1994      0.70%    $13,215     0.87%    $14,075     0.07%      $11,522
       06/30/1994     -0.67%    $13,126    -0.61%    $13,989     0.34%      $11,562
       07/31/1994      1.56%    $13,331     1.83%    $14,245     0.27%      $11,593
       08/31/1994      0.52%    $13,401     0.35%    $14,295     0.40%      $11,639
       09/30/1994     -1.15%    $13,246    -1.47%    $14,084     0.27%      $11,671
       10/31/1994     -1.72%    $13,019    -1.78%    $13,834     0.07%      $11,679
       11/30/1994     -1.98%    $12,761    -1.81%    $13,583     0.13%      $11,694
       12/31/1994      2.32%    $13,057     2.20%    $13,882     0.00%      $11,694
       01/31/1995      2.40%    $13,370     2.86%    $14,279     0.40%      $11,741
       02/28/1995      2.81%    $13,746     2.91%    $14,695     0.40%      $11,788
       03/31/1995      0.64%    $13,834     1.15%    $14,864     0.33%      $11,827
       04/30/1995      0.47%    $13,899     0.12%    $14,882     0.33%      $11,866
       05/31/1995      2.64%    $14,266     3.19%    $15,356     0.20%      $11,889
       06/30/1995     -1.15%    $14,102    -0.87%    $15,223     0.20%      $11,913
       07/31/1995      0.76%    $14,209     0.95%    $15,367     0.00%      $11,913
       08/31/1995      1.09%    $14,364     1.27%    $15,563     0.26%      $11,944
       09/30/1995      0.64%    $14,456     0.63%    $15,661     0.20%      $11,968
       10/31/1995      1.38%    $14,655     1.45%    $15,888     0.33%      $12,007
       11/30/1995      1.23%    $14,836     1.66%    $16,151    -0.07%      $11,999
       12/31/1995      0.78%    $14,951     0.96%    $16,306    -0.07%      $11,991
       01/31/1996      0.66%    $15,050     0.76%    $16,430     0.59%      $12,061
       02/29/1996     -0.73%    $14,940    -0.68%    $16,319     0.32%      $12,100
       03/31/1996     -0.66%    $14,842    -1.28%    $16,110     0.52%      $12,163
       04/30/1996      0.04%    $14,847    -0.28%    $16,065     0.39%      $12,210
       05/31/1996      0.07%    $14,858    -0.04%    $16,058     0.19%      $12,234
       06/30/1996      1.24%    $15,042     1.09%    $16,233     0.06%      $12,241
       07/31/1996      0.66%    $15,141     0.90%    $16,379     0.19%      $12,264
       08/31/1996      0.12%    $15,160    -0.02%    $16,376     0.19%      $12,287
       09/30/1996      1.45%    $15,379     1.40%    $16,605     0.32%      $12,327
       10/31/1996      0.90%    $15,518     1.13%    $16,793     0.32%      $12,366
       11/30/1996      1.49%    $15,749     1.83%    $17,100     0.19%      $12,390
       12/31/1996     -0.25%    $15,710    -0.42%    $17,028     0.00%      $12,390
       01/31/1997      0.03%    $15,714     0.19%    $17,061     0.32%      $12,429
       02/28/1997      0.81%    $15,842     0.92%    $17,218     0.31%      $12,468
       03/31/1997     -0.99%    $15,685    -1.33%    $16,989     0.25%      $12,499
       04/30/1997      0.80%    $15,810     0.84%    $17,131     0.12%      $12,514
       05/31/1997      1.46%    $16,041     1.51%    $17,390    -0.06%      $12,507
       06/30/1997      0.83%    $16,174     1.07%    $17,576     0.12%      $12,522
       07/31/1997      2.42%    $16,566     2.77%    $18,063     0.12%      $12,537
       08/31/1997     -0.60%    $16,466    -0.94%    $17,893     0.19%      $12,560
       09/30/1997      1.13%    $16,652     1.19%    $18,106     0.25%      $12,592
       10/31/1997      0.55%    $16,744     0.64%    $18,222     0.25%      $12,623
       11/30/1997      0.75%    $16,869     0.59%    $18,330    -0.06%      $12,616
       12/31/1997      1.30%    $17,089     1.46%    $18,597    -0.12%      $12,601
       01/31/1998      0.69%    $17,207     1.03%    $18,789     0.19%      $12,624
       02/28/1998      0.18%    $17,238     0.03%    $18,794     0.19%      $12,648
       03/31/1998      0.37%    $17,301     0.09%    $18,811     0.19%      $12,672
       04/30/1998     -0.19%    $17,269    -0.45%    $18,727     0.18%      $12,695
       05/31/1998      1.35%    $17,502     1.58%    $19,023     0.18%      $12,718
       06/30/1998      0.32%    $17,558     0.39%    $19,097     0.12%      $12,733
       07/31/1998      0.22%    $17,596     0.25%    $19,145     0.12%      $12,749
       08/31/1998      1.19%    $17,806     1.55%    $19,441     0.12%      $12,764
       09/30/1998      1.15%    $18,010     1.25%    $19,684     0.12%      $12,779
       10/31/1998     -0.14%    $17,985     0.00%    $19,684     0.24%      $12,810
       11/30/1998      0.34%    $18,046     0.35%    $19,753     0.00%      $12,810
       12/31/1998      0.13%    $18,070     0.25%    $19,803    -0.06%      $12,802
       01/31/1999      1.00%    $18,251     1.19%    $20,038     0.24%      $12,833
       02/28/1999     -0.19%    $18,216    -0.44%    $19,950     0.12%      $12,848
       03/31/1999      0.55%    $18,316     0.14%    $19,978     0.30%      $12,887
       04/30/1999      0.23%    $18,358     0.25%    $20,028     0.73%      $12,981
       05/31/1999     -0.32%    $18,299    -0.58%    $19,912     0.00%      $12,981
       06/30/1999     -1.31%    $18,060    -1.44%    $19,625     0.00%      $12,981
       07/31/1999      0.30%    $18,114     0.36%    $19,696     0.30%      $13,020
       08/31/1999     -1.20%    $17,897    -0.80%    $19,538     0.24%      $13,051
       09/30/1999      0.05%    $17,906     0.04%    $19,546     0.48%      $13,114
       10/31/1999     -1.20%    $17,691    -1.08%    $19,335     0.18%      $13,137
       11/30/1999      0.74%    $17,822     1.06%    $19,540     0.06%      $13,145
       12/31/1999     -1.00%    $17,643    -0.75%    $19,393     0.00%      $13,145
       01/31/2000     -0.93%    $17,479    -0.44%    $19,308     0.24%      $13,177
       02/29/2000      1.16%    $17,693     1.16%    $19,532     0.59%      $13,255


CLASS C (5/1/95 - 2/29/00)


The following line graph compares the performance of Franklin Puerto Rico Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

                      Franklin Puerto       Lehman Brothers
                       Rico Tax-Free         Municipal Bond
Date                Income Fund-Class C          Index*               CPI*
----                 -------------------   ----------------         -------
      05/01/1995                $9,904               $10,000                 $10,000
      05/31/1995      2.67%    $10,168     3.19%     $10,319      0.20%      $10,020
      06/30/1995     -1.21%    $10,045    -0.87%     $10,229      0.20%      $10,040
      07/31/1995      0.79%    $10,125     0.95%     $10,326      0.00%      $10,040
      08/31/1995      1.03%    $10,229     1.27%     $10,458      0.26%      $10,066
      09/29/1995      0.59%    $10,289     0.63%     $10,523      0.20%      $10,086
      10/31/1995      1.32%    $10,425     1.45%     $10,676      0.33%      $10,120
      11/30/1995      1.27%    $10,558     1.66%     $10,853     -0.07%      $10,112
      12/29/1995      0.65%    $10,626     0.96%     $10,957     -0.07%      $10,105
      01/31/1996      0.69%    $10,700     0.76%     $11,041      0.59%      $10,165
      02/29/1996     -0.76%    $10,618    -0.68%     $10,966      0.32%      $10,198
      03/29/1996     -0.79%    $10,534    -1.28%     $10,825      0.52%      $10,251
      04/30/1996      0.08%    $10,543    -0.28%     $10,795      0.39%      $10,291
      05/31/1996     -0.07%    $10,535    -0.04%     $10,791      0.19%      $10,310
      06/28/1996      1.19%    $10,661     1.09%     $10,908      0.06%      $10,316
      07/31/1996      0.62%    $10,727     0.90%     $11,006      0.19%      $10,336
      08/30/1996      0.17%    $10,745    -0.02%     $11,004      0.19%      $10,356
      09/30/1996      1.32%    $10,887     1.40%     $11,158      0.32%      $10,389
      10/31/1996      0.85%    $10,979     1.13%     $11,284      0.32%      $10,422
      11/29/1996      1.36%    $11,129     1.83%     $11,491      0.19%      $10,442
      12/31/1996     -0.30%    $11,095    -0.42%     $11,443      0.00%      $10,442
      01/31/1997      0.07%    $11,103     0.19%     $11,464      0.32%      $10,475
      02/28/1997      0.76%    $11,188     0.92%     $11,570      0.31%      $10,508
      03/31/1997     -1.22%    $11,051    -1.33%     $11,416      0.25%      $10,534
      04/30/1997      0.84%    $11,144     0.84%     $11,512      0.12%      $10,547
      05/31/1997      1.41%    $11,301     1.51%     $11,686     -0.06%      $10,540
      06/30/1997      0.78%    $11,389     1.07%     $11,811      0.12%      $10,553
      07/31/1997      2.38%    $11,660     2.77%     $12,138      0.12%      $10,565
      08/31/1997     -0.65%    $11,584    -0.94%     $12,024      0.19%      $10,586
      09/30/1997      1.08%    $11,710     1.19%     $12,167      0.25%      $10,612
      10/31/1997      0.50%    $11,768     0.64%     $12,245      0.25%      $10,639
      11/30/1997      0.62%    $11,841     0.59%     $12,317     -0.06%      $10,632
      12/31/1997      1.33%    $11,999     1.46%     $12,497     -0.12%      $10,619
      01/31/1998      0.64%    $12,075     1.03%     $12,626      0.19%      $10,640
      02/28/1998      0.13%    $12,091     0.03%     $12,629      0.19%      $10,660
      03/31/1998      0.41%    $12,141     0.09%     $12,641      0.19%      $10,680
      04/30/1998     -0.23%    $12,113    -0.45%     $12,584      0.18%      $10,699
      05/31/1998      1.22%    $12,260     1.58%     $12,783      0.18%      $10,719
      06/30/1998      0.28%    $12,295     0.39%     $12,832      0.12%      $10,731
      07/31/1998      0.17%    $12,316     0.25%     $12,865      0.12%      $10,744
      08/31/1998      1.23%    $12,467     1.55%     $13,064      0.12%      $10,757
      09/30/1998      1.02%    $12,594     1.25%     $13,227      0.12%      $10,770
      10/31/1998     -0.19%    $12,570     0.00%     $13,227      0.24%      $10,796
      11/30/1998      0.37%    $12,617     0.35%     $13,274      0.00%      $10,796
      12/31/1998      0.09%    $12,628     0.25%     $13,307     -0.06%      $10,789
      01/31/1999      0.87%    $12,738     1.19%     $13,465      0.24%      $10,815
      02/28/1999     -0.24%    $12,708    -0.44%     $13,406      0.12%      $10,828
      03/31/1999      0.58%    $12,781     0.14%     $13,425      0.30%      $10,861
      04/30/1999      0.10%    $12,794     0.25%     $13,458      0.73%      $10,940
      05/31/1999     -0.36%    $12,748    -0.58%     $13,380      0.00%      $10,940
      06/30/1999     -1.27%    $12,586    -1.44%     $13,187      0.00%      $10,940
      07/31/1999      0.26%    $12,619     0.36%     $13,235      0.30%      $10,973
      08/31/1999     -1.24%    $12,462    -0.80%     $13,129      0.24%      $10,999
      09/30/1999      0.01%    $12,464     0.04%     $13,134      0.48%      $11,052
      10/31/1999     -1.33%    $12,298    -1.08%     $12,992      0.18%      $11,072
      11/30/1999      0.68%    $12,381     1.06%     $13,130      0.06%      $11,079
      12/31/1999     -0.95%    $12,264    -0.75%     $13,032      0.00%      $11,079
      01/31/2000     -0.97%    $12,145    -0.44%     $12,974      0.24%      $11,105
      02/29/2000      1.11%    $12,274     1.16%     $13,125      0.59%      $11,171

(*)Source: Standard and Poor's Micropal.



Past performance does not guarantee future results.

MUNICIPAL BOND RATINGS


MOODY'S

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

FRANKLIN TAX-FREE TRUST
Financial Highlights


FRANKLIN ARIZONA TAX-FREE INCOME FUND

                                                                          YEAR ENDED FEBRUARY 29,
                                                   -----------------------------------------------------------------
CLASS A                                             2000(a,d)        1999           1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,beginning of year .........        $   11.38      $   11.44      $   11.24    $   11.34    $   11.11
                                                   -----------------------------------------------------------------
Income from investment operations:
 Net investment income ....................              .57            .59            .61          .62          .64
 Net realized and unrealized gains (losses)            (1.02)          (.01)           .29         (.04)         .36
                                                   -----------------------------------------------------------------
Total from investment operations ..........             (.45)           .58            .90          .58         1.00
                                                   -----------------------------------------------------------------
Less distributions from:

 Net investment income ....................             (.58)(e)       (.59)(f)       (.61)        (.63)        (.65)
 In excess of net investment income .......              --             --            (.01)         --           --
 Net realized gains .......................             (.04)          (.05)          (.08)        (.05)        (.12)
                                                   -----------------------------------------------------------------
Total distributions .......................             (.62)          (.64)          (.70)        (.68)        (.77)
                                                   -----------------------------------------------------------------
Net asset value,end of year ...............        $   10.31      $   11.38      $   11.44    $   11.24    $   11.34
                                                   -----------------------------------------------------------------

Total return(b) ...........................            (4.15)%         5.17%          8.23%        5.33%        9.24%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of year (000's) ............        $ 756,274      $ 861,020      $ 810,250    $ 752,335    $ 750,797
Ratios to average net assets:
 Expenses .................................              .62%           .63%           .63%         .62%         .62%
 Net investment income ....................             5.30%          5.11%          5.40%        5.59%        5.67%
Portfolio turnover rate ...................            20.55%         14.11%         20.02%       16.57%       25.12%


CLASS B
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value,beginning of period .......................            $ 10.24
                                                                       -------

Income from investment operations:
 Net investment income ....................................                .05
 Net realized and unrealized gains ........................                .07
                                                                       -------
Total from investment operations ..........................                .12
                                                                       -------
Less distributions from net investment income .............               (.04)
                                                                       -------
Net asset value,end of period .............................            $ 10.32
                                                                       -------

Total return(b) ...........................................               1.21%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period (000's) ..........................            $   176
Ratios to average net assets:
 Expenses .................................................               1.18%(c)
 Net investment income ....................................               5.26%(c)
Portfolio turnover rate ...................................              20.55%


(a)Based on average shares outstanding.

(b)Total return does not reflect sales commissions or contingent deferred sales charges,and is not annualized for periods less than one year.

(c)Annualized

(d)For the period February 1,2000 (effective date) to February 29,2000 for Class B.

(e)Includes distributions in excess of net investment income in the amount of $.001.

(f)Includes distributions in excess of net investment income in the amount of $.002.

FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN ARIZONA TAX-FREE INCOME FUND (CONT.)

                                                                     YEAR ENDED FEBRUARY 29,
                                                  -----------------------------------------------------------
CLASS C                                            2000(a)        1999          1998       1997       1996(d)
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,beginning of year .........       $  11.45      $  11.51      $  11.30    $ 11.38    $ 11.15
                                                  -----------------------------------------------------------
Income from investment operations:
 Net investment income ....................            .52           .52           .56        .57        .49
 Net realized and unrealized gains (losses)          (1.03)         (.01)          .29       (.03)       .34
                                                  -----------------------------------------------------------
Total from investment operations ..........           (.51)          .51           .85        .54        .83
                                                  -----------------------------------------------------------
Less distributions from:
 Net investment income ....................           (.52)(e)      (.52)(e)      (.56)      (.57)      (.48)
 Net realized gains .......................           (.04)         (.05)         (.08)      (.05)      (.12)
                                                  -----------------------------------------------------------
Total distributions .......................           (.56)         (.57)         (.64)      (.62)      (.60)
                                                  -----------------------------------------------------------
Net asset value,end of year ...............       $  10.38      $  11.45      $  11.51    $ 11.30    $ 11.38
                                                  -----------------------------------------------------------

Total return(b) ...........................          (4.65)%        4.54%         7.67%      4.89%      7.60%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of year (000's) ............       $ 22,671      $ 23,871      $ 14,537    $ 5,486    $ 1,892
Ratios to average net assets:
 Expenses .................................           1.18%         1.19%         1.19%      1.19%      1.20%(c)
 Net investment income ....................           4.75%         4.55%         4.82%      5.01%      5.05%(c)
Portfolio turnover rate ...................          20.55%        14.11%        20.02%     16.57%     25.12%

(a) Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges,and is not annualized for periods less than one year.

(c) Annualized

(d) For the period May 1,1995 (effective date) to February 29,1996.

(e) Includes distributions in excess of net investment income in the amount of $.001.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29,2000

                                                                                                      PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.9%
Apache Junction Water Utilities Community, FSA Insured, 5.80%, 7/01/17 ...........................   $ 1,200,000   $ 1,198,584
Arizona Educational Loan Marketing Corp. Revenue,
    Senior Series, 6.375%, 9/01/05 ...............................................................    10,000,000    10,268,300
    Series B, 7.00%, 3/01/03 .....................................................................     1,000,000     1,042,520
    Series B, 7.00%, 3/01/05 .....................................................................     1,000,000     1,041,550
    Series B, MBIA Insured, 7.35%, 9/01/04 .......................................................     1,000,000     1,020,000
    Series B, MBIA Insured, 7.375%, 9/01/05 ......................................................       775,000       790,500
    Sub Series, 6.625%, 9/01/05 ..................................................................     1,000,000     1,039,120
Arizona Health Facilities Authority Hospital System Revenue, Phoenix Baptist
  Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ....................................................     2,000,000     2,086,400
Arizona State COP,
    FSA Insured, 6.625%, 9/01/08 .................................................................     5,000,000     5,229,150
    Refunding, Series B, AMBAC Insured, 6.25%, 9/01/10 ...........................................     5,000,000     5,254,950
Arizona State Municipal Financing Program COP,
    Dysart School, Series 22, BIG Insured, ETM, 7.875%, 8/01/05 ..................................     1,350,000     1,531,251
    Peoria School, Series 19, BIG Insured, ETM, 7.75%, 8/01/04 ...................................       500,000       555,675
    Series 20, BIG Insured, ETM, 7.625%, 8/01/06 .................................................     3,250,000     3,530,995
    Series 25, BIG Insured, 7.875%, 8/01/14 ......................................................       500,000       614,820
Arizona State Transportation Board Highway Revenue, Refunding, 5.75%,
    7/01/17 ......................................................................................     6,975,000     6,979,325
    7/01/18 ......................................................................................     3,890,000     3,880,897
    7/01/19 ......................................................................................     7,025,000     6,967,746
Arizona State Wastewater Management Authority Wastewater Treatment Financial
  Assistance Revenue,
    6.80%, 7/01/11 ...............................................................................     4,000,000     4,251,880
    Series A, AMBAC Insured, Pre-Refunded, 5.625%, 7/01/15 .......................................     1,000,000     1,042,550
Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding,
    junior subordinate, Series B-1, 6.15%, 5/01/29 ...............................................     1,000,000       961,950
    Senior Series A-1, 5.90%, 5/01/24 ............................................................     1,500,000     1,451,160
Casa Grande Excise Tax Revenue, FGIC Insured, 6.20%, 4/01/15 .....................................       930,000       950,200
Casa Grande IDA,
    IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 ......................................................       500,000       528,120
    PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 ......................................................     1,800,000     1,898,982
Chandler GO, FGIC Insured,
    7.00%, 7/01/12 ...............................................................................       775,000       804,698
    Pre-Refunded, 7.00%, 7/01/12 .................................................................       225,000       234,214
    Pre-Refunded, 6.80%, 7/01/13 .................................................................     1,750,000     1,891,575
    Pre-Refunded, 6.85%, 7/01/14 .................................................................     1,625,000     1,759,599
Chandler IDA, MFHR, Hacienda Apartments Project, Refunding, Series A, GNMA Secured, 6.05%, 7/20/30     4,055,000     4,032,333
Chandler Street and Highway Revenue, MBIA Insured, Pre-Refunded, 6.85%, 7/01/13 ..................     1,250,000     1,353,538
Chandler Water and Sewer Revenue, Refunding, FGIC Insured,
    7.00%, 7/01/12 ...............................................................................     6,715,000     6,930,216
    6.25%, 7/01/13 ...............................................................................     2,165,000     2,224,061
Coconino County Flagstaff USD, No.1, AMBAC Insured, 6.20%, 7/01/06 ...............................     1,095,000     1,110,472
Coconino County PCR,
    Arizona Public Service Co., Refunding, Series A, MBIA Insured, 5.875%, 8/15/28 ...............     5,275,000     5,178,309
    Nevada Power Co., 6.375%, 10/01/36 ...........................................................     3,500,000     3,233,965
    Nevada Power Co., Refunding, Series E, 5.35%, 10/01/22 .......................................     7,265,000     6,020,723
    Nevada Power Co., Series B, 5.80%, 11/01/32 ..................................................     6,500,000     5,534,425
Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 .................................     1,475,000     1,502,907
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 .........................................    45,900,000    35,358,147
Gilbert ID No.11, FGIC Insured, 7.60%, 1/01/05 ...................................................     1,500,000     1,537,410
Gilbert Water and Sewer Revenue, Refunding, FGIC Insured, 6.50%,
    7/01/12 ......................................................................................     1,500,000     1,593,765
    7/01/22 ......................................................................................     3,250,000     3,390,108
Glendale IDA,
    Educational Facilities Revenue, American Graduate School
      International, Connie Lee Insured, Pre-Refunded, 7.00%, 7/01/14 ............................     1,000,000     1,099,640
    Educational Facilities Revenue, American Graduate School
      International, Connie Lee Insured, Pre-Refunded, 7.125%, 7/01/20 ...........................     1,250,000     1,381,775
    Educational Facilities Revenue, American Graduate School
      International, Refunding, Connie Lee Insured, 5.875%, 7/01/15 ..............................     2,200,000     2,219,976
    Midwestern University, Series A, 5.375%, 5/15/28 .............................................    15,000,000    12,761,700
    Midwestern University, Series A, Connie Lee Insured, 6.00%, 5/15/16 ..........................       455,000       460,824

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)



                                                                                             PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENT (CONT.)
Glendale IDA, (cont.)
   Midwestern University, Series A, Connie Lee Insured, 6.00%, 5/15/26 ...............     $   340,000       $   339,517
   Midwestern University, Series A, Pre-Refunded, 6.00%, 5/15/16 .....................       1,485,000         1,576,877
   Midwestern University, Series A, Pre-Refunded, 6.00%, 5/15/26 .....................       1,660,000         1,762,704
Guam Power Authority Revenue, Series A, Pre-Refunded, 6.30%,
   10/01/12 ..........................................................................       3,630,000         3,832,808
   10/01/22 ..........................................................................       4,000,000         4,233,480
Lake Havasu City Wastewater COP, FGIC Insured, 7.00%, 6/01/05 ........................       2,700,000         2,805,759
Maricopa County COP, 6.00%, 6/01/04 ..................................................       8,000,000         8,160,160
Maricopa County GO,
   School District No. 4, Mesa Unified, FGIC Insured, Pre-Refunded, 5.65%, 7/01/11 ...         500,000           522,445
   School District No. 8, Osborn, Refunding, Series A, FGIC Insured, 5.875%, 7/01/14..       3,500,000         3,565,380
   School District No. 11, Peoria Unified, Refunding, AMBAC Insured, 6.10%, 7/01/10...       6,300,000         6,529,950
   School District No. 11, Peoria Unified, Refunding, MBIA Insured, 7.00%, 7/01/10 ...       2,800,000         2,898,140
   School District No. 28, Kyrene Elementary, Series B, FGIC Insured, 6.00%, 7/01/14..       2,000,000         2,034,020
   School District No. 98, Fountain Hills Unified, FGIC Insured, 6.625%, 7/01/10 .....         475,000           489,388
   School District No. 98, Fountain Hills Unified, FGIC Insured,
     Pre-Refunded, 6.625%, 7/01/10 ...................................................         825,000           854,840
   UHSD No. 210, Series A, Pre-Refunded, 5.70%, 7/01/15 ..............................         500,000           519,760
   USD No. 41, Gilbert, 6.25%, 7/01/15 ...............................................       2,000,000         2,015,260
   USD No. 65, Littleton School Improvement, Series B, FGIC Insured, 6.40%, 7/01/14...       1,175,000         1,218,781
   USD No. 69, Paradise Valley, Series A, Pre-Refunded, 7.10%, 7/01/05 ...............       1,000,000         1,093,870
   USD No. 80, Chandler, FGIC Insured, Pre-Refunded, 6.00%, 7/01/13 ..................       1,600,000         1,685,424
   USD No. 89, Dysart, Refunding and Improvement, FGIC Insured, 6.70%, 7/01/05 .......         240,000           243,934
   USD No. 89, Dysart, Refunding and Improvement, FGIC Insured, 6.75%, 7/01/06 .......       1,760,000         1,787,966
Maricopa County Hospital Revenue, Sun Health Corp.,
   5.30%, 4/01/29 ....................................................................      15,595,000        11,747,869
   Refunding, 5.80%, 4/01/08 .........................................................       3,870,000         3,777,352
   Refunding, 5.90%, 4/01/09 .........................................................       2,120,000         2,064,774
   Refunding, 6.125%, 4/01/18 ........................................................      15,650,000        14,020,835
Maricopa County IDA,
   Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
     Series A, 5.00%, 7/01/16 ........................................................      13,100,000        10,209,354
   Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
     Series A, 5.00%, 7/01/21 ........................................................      17,600,000        13,007,280
   Hospital Facility Revenue, FSA Insured, 7.50%, 12/01/13 ...........................       1,445,000         1,498,985
   Hospital Facility Revenue, FSA Insured, Pre-Refunded, 7.50%, 12/01/13 .............       1,305,000         1,363,203
   Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ..................      20,475,000        17,287,452
   Hospital Facility Revenue, Samaritan Health Services, Refunding, Series A, MBIA
     Insured, ETM, 7.00%, 12/01/13 ...................................................      17,800,000        18,400,928
   Hospital Facility Revenue, Samaritan Health Services, Refunding, Series A, MBIA
     Insured, ETM, 7.00%, 12/01/16 ...................................................       1,890,000         2,148,212
   IDR, Citizens Utilities Co. Project, 6.20%, 5/01/30 ...............................       5,000,000         4,886,150
   MFHR, Arborwood Apartments Project, Series A, MBIA Insured, 5.05%, 10/01/29 .......       1,750,000         1,496,093
   MFHR, Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%, 6/01/26 ....       2,105,000         2,071,657
   MFHR, Stanford Court Apartments Project, Series A, MBIA Insured, 5.30%, 7/01/28 ...       1,235,000         1,100,274
   Water System Revenue, Improvement, Chaparral Water Co., Series A, AMBAC
     Insured, 5.40%, 12/01/22 ........................................................       1,000,000           912,110
Maricopa County IDAR, SFMR, GNMA Secured, 8.00%, 9/01/09 .............................         405,000           410,678
Maricopa County Stadium District Revenue, MBIA Insured, 5.75%, 7/01/16 ...............       3,000,000         2,984,040
Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
   5.75%, 1/01/25 ....................................................................      45,000,000        43,665,750
   5.625%, 1/01/29 ...................................................................       4,000,000         3,738,120
Mohave County Hospital District No. 1 GO, Kingman Regional Medical Center Project,
   FGIC Insured, 6.50%, 6/01/15 ......................................................       1,500,000         1,545,990
   Pre-Refunded, 8.375%, 6/01/15 .....................................................       6,350,000         6,538,151
Mohave County IDA,
   Health Care Revenue, Refunding, GNMA Secured, 6.375%, 11/01/31 ....................       1,585,000         1,594,145
   Hospital Systems Revenue, Baptist Hospital, MBIA Insured, 5.50%, 9/01/21 ..........       1,500,000         1,393,005
   Hospital Systems Revenue, Baptist Hospital, MBIA Insured, 5.75%, 9/01/26 ..........       4,675,000         4,485,008
   IDR, Citizens Utilities Co. Project, 6.60%, 5/01/29 ...............................       4,100,000         4,218,408
   IDR, Citizens Utilities Co. Project, Series A, 7.15%, 2/01/26 .....................      10,000,000        10,104,500
   IDR, Citizens Utilities Co. Project, Series B, 7.15%, 2/01/26 .....................       5,000,000         5,052,250
Navajo County PCR, Arizona Public Service Co., Series A,
   MBIA Insured, 5.875%, 8/15/28 .....................................................       3,000,000         2,965,140
   Refunding, 5.875%, 8/15/28 ........................................................      54,500,000        50,973,850


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                             PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                         AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENT (CONT.)
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue,
  Refunding, MBIA Insured, 7.20%, 6/01/08 ..............................................     $ 6,350,000       $ 6,597,460
Northern Arizona University System Revenue, Refunding, FGIC Insured, 6.40%, 6/01/07 ....       2,750,000         2,859,890
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue,
  Series A, 6.85%, 3/15/28 .............................................................       8,785,000         8,467,510
Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA
  Insured, 5.75%, 7/01/17 ..............................................................       1,000,000           989,110
Peoria Municipal Development Authority Water and Sewer Revenue, Refunding, FGIC
  Insured, 6.625%, 7/01/06 .............................................................       1,000,000         1,016,420
Phoenix Airport Revenue,
   Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ...................................         700,000           736,505
   Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ...................................       1,680,000         1,770,098
   Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ...................................       1,785,000         1,882,372
   Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ...................................         570,000           601,407
   Series D, MBIA Insured, 6.30%, 7/01/10 ..............................................       1,800,000         1,896,534
   Series D, MBIA Insured, 6.40%, 7/01/11 ..............................................       3,825,000         4,033,654
   Series D, MBIA Insured, 6.40%, 7/01/12 ..............................................         820,000           865,182
Phoenix Civic Improvement Corp. Excise Tax Revenue,
   Adams Street Garage Project, senior lien, Series B, 5.30%, 7/01/20 ..................         690,000           639,685
   Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 ..................       2,985,000         2,757,095
   Adams Street Garage Project, senior lien, Series B, 5.375%, 7/01/29 .................       4,730,000         4,308,557
   Municipal Courthouse Project, senior lien, Series A, 5.25%, 7/01/18 .................       2,535,000         2,348,830
   Municipal Courthouse Project, senior lien, Series A, 5.25%, 7/01/20 .................       4,075,000         3,728,381
   Municipal Courthouse Project, senior lien, Series A, 5.25%, 7/01/24 .................       3,860,000         3,490,714
   Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ................      18,310,000        16,603,874
Phoenix Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, MBIA
  Insured, Pre-Refunded, 6.90%, 7/01/21 ................................................       1,000,000         1,092,860
Phoenix Civic Improvement Corp. Water System Revenue,
   junior lien, FGIC Insured, 5.50%, 7/01/24 ...........................................       1,000,000           925,540
   junior lien, MBIA Insured, 5.375%, 7/01/22 ..........................................       8,130,000         7,427,487
   Pre-Refunded, 5.95%, 7/01/15 ........................................................       1,090,000         1,139,486
   Pre-Refunded, 5.95%, 7/01/16 ........................................................       3,665,000         3,831,391
   Pre-Refunded, 6.00%, 7/01/19 ........................................................       3,000,000         3,144,210
Phoenix Civic Plaza Building Corp., 6.00%, 7/01/14 .....................................       4,300,000         4,406,296
Phoenix GO,
   5.25%, 7/01/20 ......................................................................       2,000,000         1,833,780
   Refunding, 6.375%, 7/01/13 ..........................................................       5,000,000         5,166,000
   Refunding, Series A, 5.00%, 7/01/19 .................................................       3,500,000         3,117,135
Phoenix HFC, Mortgage Revenue,
   Project A, Refunding, MBIA Insured, 6.50%, 7/01/24 ..................................       2,750,000         2,787,318
   Section 8 Project, Refunding, Series A, MBIA Insured, 6.90%, 1/01/23 ................       1,750,000         1,781,920
   Section 8 Project, Refunding, Series A, MBIA Insured, 7.25%, 1/01/23 ................       2,260,000         2,279,526
Phoenix IDA,
   Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%, 12/01/16 ..........       3,500,000         3,422,440
   SFMR, FNMA Insured, 6.30%, 12/01/12 .................................................         650,000           663,923
   SFMR, Statewide, Series C, GNMA Secured, 5.30%, 4/01/20 .............................       2,000,000         1,791,700
Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%, 6/01/09..       1,500,000         1,533,105
Phoenix Street and Highway Revenue,
   ETM, 6.80%, 7/01/03 .................................................................       1,000,000         1,060,750
   Refunding, 6.60%, 7/01/07 ...........................................................       5,000,000         5,241,000
Pima County IDA,
   Health Care Corp. Revenue, Carondelet St. Joseph's and St. Mary's Hospital,
     BIG Insured, 8.00%, 7/01/13 .......................................................          65,000            65,992
   Health Care Corp. Revenue, Carondelet St. Joseph's and St. Mary's Hospital,
     MBIA Insured, 6.75%, 7/01/10 ......................................................       2,250,000         2,347,245
   MFR, Series A, FNMA Insured, 6.00%, 12/01/21 ........................................       2,720,000         2,674,331
   SFMR, GNMA Secured, 6.40%, 11/01/09 .................................................         775,000           792,290
   SFMR, GNMA Secured, 8.125%, 9/01/20 .................................................         780,000           789,165
   SFMR, GNMA Secured, 6.75%, 11/01/27 .................................................       3,490,000         3,566,989
   SFMR, Refunding, Series A, 7.625%, 2/01/12 ..........................................       2,280,000         2,341,378
   SFMR, Refunding, Series A, 6.50%, 2/01/17 ...........................................         640,000           648,954
Pima County IDAR,
   MFHR, Housing Ria Nova and Villa Projects, GNMA Secured, 5.20%, 12/20/31 ............       2,370,000         2,047,135
   Refunding, Series A, MBIA Insured, 5.625%, 4/01/14 ..................................       2,250,000         2,225,115
Pima County Sewer Revenue, Refunding, FGIC Insured, 6.75%, 7/01/15 .....................       1,410,000         1,454,951
Pima County USD, Tucson Project No. 1, FGIC Insured, 5.875%, 7/01/14 ...................      21,000,000        21,302,190

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                                   PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                               AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENT (CONT.)
Pinal County USD, No. 43, Apache Junction Improvement,
   FGIC Insured, 7.15%, 7/01/05 ...........................................................       $   355,000       $   359,842
   Refunding, Series A, FGIC Insured, 5.85%, 7/01/15 ......................................         2,500,000         2,516,125
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA
  Insured, Pre-Refunded, 9.00%, 7/01/09 ...................................................            75,000            85,756
Puerto Rico Commonwealth GO, Pre-Refunded, 6.50%, 7/01/23 .................................         4,850,000         5,239,455
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
   Series A, 5.00%, 7/01/38 ...............................................................         2,000,000         1,640,100
   Series Y, 5.00%, 7/01/36 ...............................................................         9,000,000         7,424,730
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   7.75%, 7/01/08 .........................................................................         1,550,000         1,572,134
   7.50%, 7/01/09 .........................................................................           335,000           339,000
Puerto Rico Electric Power Authority Revenue,
   Series AA, MBIA Insured, 5.375%, 7/01/27 ...............................................         5,000,000         4,620,000
   Series X, Pre-Refunded, 6.125%, 7/01/21 ................................................        17,000,000        18,277,380
Puerto Rico HFC Revenue,
   MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .............................................         1,215,000         1,240,454
   Sixth Portfolio, Section 8 Assisted, FHA Mortgage Insured, Pre-Refunded, 7.75%, 12/01/26            40,000            45,879
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured, 7.65%, 10/15/22 ...........           220,000           226,074
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Financing Authority Hospital Revenue,
   Dr. Pila Hospital, Refunding, 5.875%, 8/01/12 ..........................................         5,225,000         5,238,690
   Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..............         1,950,000         1,987,713
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Revenue, San Lucas and Cristo Project, Refunding, Series A, 5.75%, 6/01/29 ...         2,000,000         1,599,080
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
   Refunding, Series A, 5.75%, 1/01/13 ....................................................         2,435,000         2,443,936
   Refunding, Series A, 5.00%, 1/01/20 ....................................................         7,500,000         6,534,375
   Series A, 6.00%, 1/01/31 ...............................................................         4,600,000         4,567,570
   Series A, MBIA Insured, 6.00%, 1/01/31 .................................................         1,845,000         1,826,901
   Series C, 6.20%, 1/01/12 ...............................................................         5,925,000         6,171,362
   Series C, 6.25%, 1/01/19 ...............................................................         9,975,000        10,146,670
   Series D, 6.25%, 1/01/27 ...............................................................         4,890,000         4,935,722
Santa Cruz County IDAR, Citizens Utilities Co. Project, 6.60%, 5/01/29 ....................         8,000,000         8,231,040
Scottsdale GO,
   5.50%, 7/01/22 .........................................................................         3,000,000         2,837,640
   5.00%, 7/01/24 .........................................................................         8,225,000         7,084,933
Scottsdale IDA Hospital Revenue, Scottsdale Memorial Hospital, Refunding,
  Series A, AMBAC Insured, 5.70%,
   9/01/15 ................................................................................         1,250,000         1,243,638
   9/01/18 ................................................................................         4,045,000         3,954,635
Sedona Sewer Sales Tax Revenue, Refunding,
   6.75%, 7/01/07 .........................................................................         3,800,000         4,026,936
   7.00%, 7/01/12 .........................................................................         5,000,000         5,232,050
Tucson Airport Authority Revenue,
   Series A, MBIA Insured, 6.875%, 6/01/20 ................................................         1,090,000         1,114,983
   Series B, MBIA Insured, 7.125%, 6/01/15 ................................................         1,175,000         1,203,835
   Series B, MBIA Insured, 7.25%, 6/01/20 .................................................         1,125,000         1,152,494
Tucson GO, Series A, 5.375%, 7/01/20 ......................................................         1,800,000         1,670,705
Tucson IDA, MFR,
   La Entrada, Refunding, 7.40%, 7/01/26 ..................................................         1,800,000         1,843,037
   Los Portales Apartments, Refunding, GNMA Secured, 5.90%, 12/20/31 ......................         2,000,000         1,924,940
University of Arizona System Revenue, Pre-Refunded,
   6.25%, 6/01/11 .........................................................................         1,000,000         1,064,980
   6.35%, 6/01/14 .........................................................................         1,300,000         1,389,400
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
   10/01/13 ...............................................................................         2,500,000         2,332,100
   10/01/22 ...............................................................................         3,750,000         3,233,700
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/18         2,475,000         2,232,845
Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%, 7/01/17 ..         1,500,000         1,314,164
Yavapai County IDA, IDR, Citizens Utilities Co. Project, 5.45%, 6/01/33 ...................         6,000,000         5,189,160


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                          PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENT (CONT.)
Yuma IDA, Hospital Revenue, Regency Apartments, Refunding, Series A, GNMA
   Secured, 5.50%, 12/20/32 ....................................................       $  2,000,000       $  1,812,400
Yuma Regional Medical Center, Refunding, MBIA Insured, 5.50%, 8/01/17 ..........          4,000,000          3,827,120
                                                                                                           ------------
TOTAL LONG TERM INVESTMENTS (COST $798,910,106) ................................                           771,013,594
                                                                                                           ------------
(a)SHORT TERM INVESTMENTS .1%
Maricopa County PCC, PCR, Arizona Public Service Co., Refunding, Series A, Daily
   VRDN and Put, 3.75%, 5/01/29 ................................................            250,000            250,000
Maricopa County PCR, El Paso Electric Co. Project, Series A, Weekly VRDN and
   Put, 3.95%, 7/01/14 .........................................................            350,000            350,000
                                                                                                           ------------
 TOTAL SHORT TERM INVESTMENTS (COST $600,000) ..................................                               600,000
                                                                                                           ------------
 TOTAL INVESTMENTS (COST $799,510,106) 99.0% ...................................                           771,613,594
 OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................                             7,507,084
                                                                                                           ------------
 NET ASSETS 100.0% .............................................................                          $779,120,678
                                                                                                           ============


See glossary of terms on page 123.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.






                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights


FRANKLIN COLORADO TAX-FREE INCOME FUND
                                                                                YEAR ENDED FEBRUARY 29,
                                                    -------------------------------------------------------------------------------
Class A                                                 2000(a)           1999             1998             1997            1996(d)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........       $  12.05          $  12.11         $  11.80         $  11.84        $  11.38
                                                    -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................            .59               .60              .63              .66             .67
 Net realized and unrealized gains (losses) .          (1.13)              .02              .39             (.04)            .45
                                                    -------------------------------------------------------------------------------

Total from investment operations ............           (.54)              .62             1.02              .62            1.12
                                                    -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.60)(e)          (.60)            (.64)            (.66)           (.66)
 Net realized gains .........................           (.01)             (.08)            (.07)              --              --
                                                    -------------------------------------------------------------------------------

Total distributions .........................           (.61)             (.68)            (.71)            (.66)           (.66)
                                                    -------------------------------------------------------------------------------
Net asset value, end of year ................       $  10.90          $  12.05         $  12.11         $  11.80        $  11.84
                                                    ===============================================================================


Total return(b) .............................          (4.57)%            5.24%            8.86%            5.44%          10.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............       $264,563          $301,381         $266,599         $236,609        $215,609
Ratios to average net assets:
 Expenses ...................................            .70%              .70%             .71%             .71%            .71%
 Net investment income ......................           5.18%             4.93%            5.28%            5.59%           5.73%
Portfolio turnover rate .....................          29.30%            12.60%           22.97%           14.13%          17.58%


CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........       $  12.11          $  12.17         $  11.84         $  11.87        $  11.40
                                                    -------------------------------------------------------------------------------

Income from investment operations:
 Net investment income ......................            .53               .54              .57              .59             .50
 Net realized and unrealized gains (losses) .          (1.14)              .02              .40             (.02)            .46
                                                    -------------------------------------------------------------------------------

Total from investment operations ............           (.61)              .56              .97              .57             .96
                                                    -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.53)(f)          (.54)            (.57)            (.60)           (.49)
 Net realized gains .........................           (.01)             (.08)            (.07)              --              --
                                                    -------------------------------------------------------------------------------

Total distributions .........................           (.54)             (.62)            (.64)            (.60)           (.49)
                                                    -------------------------------------------------------------------------------
Net asset value, end of year ................       $  10.96          $  12.11         $  12.17         $  11.84        $  11.87
                                                    ===============================================================================


Total return(b) .............................          (5.08)%            4.63%            8.39%            4.93%           8.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............       $ 20,564          $ 21,899         $ 10,855         $  5,654        $  1,656
Ratios to average net assets:
 Expenses ...................................           1.25%             1.26%            1.27%            1.28%           1.29%(c)
 Net investment income ......................           4.63%             4.38%            4.72%            4.99%           5.12%(c)
Portfolio turnover rate .....................          29.30%            12.60%           22.97%           14.13%          17.58%

(a)      Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)      Annualized

(d)      For the period May 1, 1995 (effective date) to February 29, 1996 for
         Class C.

(e) Includes distributions in excess of net investment income in the amount of $.006.

(f) Includes distributions in excess of net investment income in the amount of $.005.



                      See notes to financial statements.


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000



                                                                                          PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                                     AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%


Arapahoe County Capital Improvements Transportation Fund Highway Revenue, Vehicle
   Registration, Series A, MBIA Insured, 6.15%, 8/31/26 ..........................       $ 8,000,000       $ 8,020,960
Arapahoe County COP, Refunding, FSA Insured, 6.625%, 12/01/16 ....................           805,000           834,415
Arvada IDR, Wanco Inc. Project,
   5.25%, 12/01/07 ...............................................................           100,000            95,876
   5.80%, 12/01/17 ...............................................................           480,000           448,694
Arvada MFHR, Springwood Community Project, Refunding, 6.35%, 8/20/16 .............         1,000,000         1,008,720
Aurora COP, Refunding, 6.25%, 12/01/09 ...........................................         2,850,000         2,947,869
Bayfield School District No. 10, MBIA Insured, Pre-Refunded, 6.65%, 6/01/15 ......         1,000,000         1,073,290
Boulder County Hospital Revenue, Longmont United Hospital Project,
   5.50%, 12/01/12 ...............................................................         1,000,000           907,680
   5.80%, 12/01/13 ...............................................................         2,000,000         1,841,360
   5.60%, 12/01/17 ...............................................................         3,385,000         2,882,768
   5.875%, 12/01/20 ..............................................................         1,285,000         1,112,707
   Pre-Refunded, 8.20%, 12/01/20 .................................................         3,000,000         3,118,080
Boulder County MFHR, Cloverbasin Village II Apartments, Series A, FSA Insured,
   6.10%, 10/01/24 ...............................................................         1,280,000         1,252,826
   6.15%, 10/01/31 ...............................................................         2,830,000         2,787,182
Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 ...................................         2,000,000         1,997,020
Colorado Health Facilities Authority Revenue,
   Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 ..............         1,615,000         1,637,368
   Boulder Community Hospital, Refunding, Series B, MBIA Insured, 5.875%, 10/01/23         1,500,000         1,452,540
   Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ........................         1,800,000         1,415,592
   Children's Hospital Association Project, MBIA Insured, 5.25%, 10/01/26 ........         1,000,000           872,280
   Community Provider Pooled Loan Program, FSA Insured, 6.75%, 7/15/17 ...........           954,000           989,308
   Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 .         6,570,000         6,864,730
   Covenant Retirement Communities, 6.75%, 12/01/15 ..............................         1,750,000         1,776,058
   Covenant Retirement Communities, 6.75%, 12/01/25 ..............................         4,950,000         4,883,918
   Hospital Improvement, NCMC Inc. Project, FSA Insured, 5.75%, 5/15/24 ..........         5,000,000         4,755,400
   Kaiser Permanente, Series A, 5.35%, 11/01/16 ..................................         8,000,000         6,888,960
   Mercy Medical Center Durango, 6.20%, 11/15/15 .................................         1,250,000         1,256,925
   National Benevolent Association, Refunding, Series A, 5.20%, 1/01/18 ..........           700,000           543,025
   National Benevolent Association, Refunding, Series A, 5.25%, 1/01/27 ..........         1,180,000           861,164
   National Benevolent Association, Series B, 5.25%, 2/01/18 .....................           750,000           585,128
   National Benevolent Association, Series B, 5.25%, 2/01/28 .....................         2,500,000         1,816,450
   Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 ........................           350,000           357,616
   Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 .......................           885,000           897,257
   Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ..........................         1,660,000         1,327,950
   Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ..........................         1,615,000         1,253,547
   PSL Health System Project, Series B, Pre-Refunded, 8.50%, 2/15/21 .............         1,000,000         1,058,340
Colorado HFA,
   GO, Series A, 7.50%, 5/01/29 ..................................................         1,000,000         1,029,470
   MF, Series A, 6.80%, 8/01/14 ..................................................         3,030,000         3,104,871
   MF, Series A, 6.85%, 8/01/24 ..................................................         5,790,000         5,921,723
   MF, Series A, 6.875%, 8/01/30 .................................................         2,300,000         2,350,071
   MF, Series A-2, 6.00%, 10/01/28 ...............................................         1,000,000           973,320
   MF, Series A-2, FHA Insured, 5.45%, 10/01/29 ..................................         1,000,000           897,090
   SF Program, Refunding, Series A-2, MBIA Insured, 5.625%, 11/01/23 .............         4,000,000         3,796,840
   SF Program, Series A-2, 7.70%, 2/01/23 ........................................           200,000           205,458
   SF Program, Series A-3, 7.90%, 8/01/21 ........................................            80,000            81,800
   SF Program, Series C-2, 7.375%, 8/01/10 .......................................           475,000           486,367
Colorado Public Highway Authority Revenue, Highway E-470, Refunding,
   Senior Series A, MBIA Insured, 5.25%, 9/01/18 .................................         3,000,000         2,760,060
   Series A, MBIA Insured, 5.00%, 9/01/26 ........................................         3,120,000         2,628,787
Colorado Springs Airport Revenue, Series A, MBIA Insured, 5.25%, 1/01/22 .........         2,500,000         2,239,725
Colorado Springs Hospital Revenue, Refunding, MBIA Insured, 6.00%,
   12/15/15 ......................................................................         5,575,000         5,643,461
   12/15/24 ......................................................................        10,955,000        10,773,476



FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)



                                                                                                   PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                                              AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Colorado Springs Utilities Revenue,
   Refunding and Improvement, Series A, 5.25%, 11/15/22 ...................................       $ 1,000,000       $   898,440
   Refunding and Improvement, Series A, 5.375%, 11/15/26 ..................................        16,920,000        15,394,324
   Series A, 5.75%, 11/15/23 ..............................................................         1,450,000         1,407,878
   sub. lien, Series A, 5.75%, 11/15/28 ...................................................        11,720,000        11,273,468
Colorado State Board of Community Colleges and Occupational Education Revenue,
  Red Rocks Community College Project,
 AMBAC Insured, Pre-Refunded, 6.00%, 11/01/19 .............................................         1,090,000         1,140,892
Colorado Water Resource and Power Development Authority Clean Water Revenue, Series A,
   6.15%, 9/01/11 .........................................................................         1,765,000         1,852,597
   6.30%, 9/01/14 .........................................................................         1,000,000         1,045,170
   5.80%, 9/01/17 .........................................................................         2,000,000         2,014,500
Colorado Water Resource and Power Development Authority Small Water Resource Revenue,
   Series A, FGIC Insured,
   6.70%, 11/01/12 ........................................................................           750,000           785,520
(b)5.80%, 11/01/20 .........................................................................         2,000,000         1,980,820
Denver City and County Airport Revenue,
   Series A, 7.50%, 11/15/23 ..............................................................         3,315,000         3,516,784
   Series A, 8.50%, 11/15/23 ..............................................................         3,645,000         3,786,462
   Series A, MBIA Insured, 5.60%, 11/15/20 ................................................         2,000,000         1,887,600
   Series A, Pre-Refunded, 7.50%, 11/15/12 ................................................         3,000,000         3,258,510
   Series A, Pre-Refunded, 7.50%, 11/15/23 ................................................           685,000           763,981
   Series A, Pre-Refunded, 8.50%, 11/15/23 ................................................           355,000           372,281
   Series D, 7.75%, 11/15/13 ..............................................................         1,000,000         1,135,580
   Series E, MBIA Insured, 5.50%, 11/15/25 ................................................         3,750,000         3,468,638
Denver City and County IDR, University of Denver Project, 7.50%, 3/01/11 ..................         1,880,000         1,947,266
Denver City and County MFHR, The Boston Lofts Project, Series A, FHA Insured,
  5.75%, 10/01/27 .........................................................................         1,500,000         1,403,760
Denver City and County Revenue, Children's Hospital Association Project, FGIC
  Insured, 6.00%, 10/01/15 ................................................................         3,150,000         3,172,019
Denver City and County Special Facilities Airport Revenue, United Airlines Inc. ...........
  Project, Series A, 6.875%, 10/01/32 .....................................................         2,000,000         1,947,940
Donala Water and Sanitary District GO, Improvement, Series B, Pre-Refunded, 6.50%, 12/01/14           995,000         1,043,775
Douglas County MFR, Housing Mortgage, Parker Hilltop Project, FHA Insured, 5.45%, 8/01/28 .         2,000,000         1,798,760
Douglas County School District No. 1 GO, Douglas and Elbert Counties, Improvement,
  Series A, MBIA Insured,
   6.50%, 12/15/16 ........................................................................           230,000           238,933
   Pre-Refunded, 6.50%, 12/15/16 ..........................................................         2,000,000         2,147,120
El Paso County School District GO, No. 38, 6.00%, 12/01/24 ................................         1,500,000         1,502,190
Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 ...................         5,000,000         4,930,350
Fremont County COP, Lease Purchase, MBIA Insured, 5.30%, 12/15/17 .........................         1,000,000           933,330
Frisco Fire Protection District, Refunding and Improvement, 7.20%, 12/01/05 ...............            30,000            30,000
Garfield County Building Corp. COP, AMBAC Insured, 5.75%,
   12/01/19 ...............................................................................         1,500,000         1,450,065
   12/01/24 ...............................................................................         1,000,000           950,600
Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ...........         1,000,000           951,400
Guam Airport Authority Revenue,
   Refunding, Series A, 6.375%, 10/01/10 ..................................................           400,000           414,848
   Series A, 6.50%, 10/01/23 ..............................................................           800,000           830,552
Guam Power Authority Revenue, Series A, Pre-Refunded, 6.375%, 10/01/08 ....................         1,000,000         1,057,670
Jefferson County District Wide Sales Tax Revenue, Local ID, MBIA Insured, 6.30%, 6/01/22 ..         7,450,000         7,501,182
Jefferson County Open Space Sales Tax Revenue, FGIC Insured, 5.00%, 11/01/18 ..............         1,000,000           892,680
Jefferson County SFMR, Refunding, Series A, MBIA Insured, 8.875%, 10/01/13 ................           200,000           206,594
La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
   5.75%, 4/01/14 .........................................................................         2,090,000         1,826,138
   6.00%, 4/01/19 .........................................................................         1,000,000           842,780
   6.10%, 4/01/24 .........................................................................         1,000,000           828,650
Lakewood MFHR Mortgage, FHA Insured Mortgage,
   6.65%, 10/01/25 ........................................................................         1,235,000         1,261,392
   6.70%, 10/01/36 ........................................................................         3,025,000         3,085,893
Larimer County COP, School District No. R1, Poudre, MBIA Insured, 5.65%, 12/01/16 .........         2,300,000         2,263,131
Las Animas County School District No. 1, Refunding,
   6.15%, 12/01/08 ........................................................................         1,000,000         1,030,440
   6.20%, 12/01/10 ........................................................................           935,000           966,584


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)



                                                                                                    PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                                               AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 Logan County SFMR, Refunding, Series A, 8.50%, 11/01/11 ..................................       $    105,000       $    106,747
 Metex Metropolitan District GO, Refunding, Series A, MBIA Insured, 5.80%, 12/01/16 .......            500,000            500,315
 Montrose County COP, 6.35%, 6/15/06 ......................................................          1,850,000          1,914,214
 Mountain College Residence Hall Revenue Authority, MBIA Insured, 5.75%, 6/01/23 ..........          3,000,000          2,877,330
 Postsecondary Educational Facilities Authority Revenue, Auraria Foundation Project,
   FSA Insured, 6.00%, 9/01/15 ............................................................          1,000,000          1,011,630
 Pueblo Board Waterworks Water Revenue, Improvement, Series A, FSA Insured, 6.00%, 11/01/21          4,300,000          4,299,570
 Pueblo County, MBIA Insured, 6.00%, 6/01/16 ..............................................          4,395,000          4,440,049
 Pueblo County COP, Public Parking, 6.90%, 7/01/15 ........................................            500,000            498,065
 Pueblo County School District No. 70 GO, Pueblo Rural, AMBAC Insured, Pre-Refunded,
   6.40%, 12/01/14 ........................................................................          1,000,000          1,060,990
 Pueblo Urban Renewal Authority Tax Increment Revenue, Refunding, AMBAC Insured, 6.10%,
   12/01/15 ...............................................................................          1,000,000          1,014,250
 Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
   Pre-Refunded, 9.00%, 7/01/09 ...........................................................             55,000             62,888
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Industrial Revenue,
  Guaynabo Municipal Government, 5.625%, 7/01/22 ..........................................          1,335,000          1,202,581
 Regional Transportation District Sales Tax Revenue, FGIC Insured, 6.25%, 11/01/12 ........            160,000            165,910
 Southwestern SFMR, Refunding, Series A, 7.375%, 9/01/11 ..................................            285,000            291,398
 Stonegate Village Metropolitan District, Refunding and Improvement, Series A,
   FSA Insured, 5.60%, 12/01/25 ...........................................................          3,000,000          2,824,650
 Summit County SFMR, Series A, 7.50%, 12/01/11 ............................................             70,000             71,536
 Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston
   Purina Co., Refunding, 7.875%, 9/01/08 .................................................          2,750,000          3,124,523
 University of Colorado Hospital Authority Revenue,
    Refunding, Series A, AMBAC Insured, 5.25%, 11/15/22 ...................................         10,000,000          8,849,900
    Series A, AMBAC Insured, 5.00%, 11/15/29 ..............................................         11,865,000          9,914,038
 University of Colorado Revenues, Enterprise System, Refunding, Series A, MBIA
   Insured, 5.00%, 6/01/24 ................................................................          3,375,000          2,892,679
 University of Northern Colorado Authority Facilities System Revenue, MBIA
   Insured, 5.60%, 6/01/24 ................................................................          2,000,000          1,876,440
 Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A,
    5.40%, 10/01/12 .......................................................................          2,500,000          2,341,450
    5.50%, 10/01/22 .......................................................................          2,500,000          2,155,800
 Westminster City Sales and Use Tax Revenue,
    Refunding and Improvement, FGIC Insured, 7.00%, 12/01/08 ..............................          2,000,000          2,050,460
    Storm Project, Refunding and Improvement, Series A, 5.60%, 12/01/16 ...................          1,500,000          1,483,800
 Westminster COP, Ice Centre Project, AMBAC Insured, 5.40%, 1/15/23 .......................          4,400,000          4,032,639
 Widefield Water and Sanitary District Water and Sewage Revenue, Refunding and
   Improvement, Series A, MBIA Insured,
   5.70%, 12/01/16 ........................................................................          2,000,000          1,978,560
                                                                                                                     ------------
 TOTAL LONG TERM INVESTMENTS (COST $289,853,890) ..........................................                           281,197,421
                                                                                                                     ------------
(a)SHORT TERM INVESTMENTS .5%
 Colorado Health Facility Authority, Hospital Revenue, Boulder County Hospital
   Project, Series B, Weekly VRDN and Put, 3.90%, 10/01/14 ................................          1,170,000          1,170,000
 Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
   Weekly VRDN and Put, 2.35%, 12/01/15 ...................................................            100,000            100,000
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A,
   AMBAC Insured, Weekly VRDN and Put,
     3.00%, 7/01/28 .......................................................................            100,000            100,000
                                                                                                                     ------------
 TOTAL SHORT TERM INVESTMENTS (COST $1,370,000) ...........................................                             1,370,000
                                                                                                                     ------------
 TOTAL INVESTMENTS (COST $291,223,890) 99.1% ..............................................                           282,567,421
 OTHER ASSETS, LESS LIABILITIES .9% .......................................................                             2,559,924
                                                                                                                     ------------
 NET ASSETS 100.0% ........................................................................                          $285,127,345
                                                                                                                     ============


See glossary of terms on page 123.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.



FRANKLIN TAX-FREE TRUST

Financial Highlights


FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

                                                                               YEAR ENDED FEBRUARY 29,
                                               ------------------------------------------------------------------------------------
CLASS A                                            2000(a)            1999               1998             1997              1996(d)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........  $  11.27           $  11.23           $  10.92         $  10.96         $   10.64
                                               ------------------------------------------------------------------------------------

Income from investment operations:
 Net investment income ......................       .56                .58                .60              .61               .62
 Net realized and unrealized gains (losses) .     (1.21)               .04                .32             (.02)              .32
                                               ------------------------------------------------------------------------------------

Total from investment operations ............      (.65)               .62                .92              .59               .94
                                               ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................      (.56)              (.58)(e)           (.60)            (.63)             (.62)
 In excess of net investment income .........        --                 --               (.01)              --                --
                                               ------------------------------------------------------------------------------------

Total distributions .........................      (.56)              (.58)              (.61)            (.63)             (.62)
                                               ------------------------------------------------------------------------------------
Net asset value, end of year ................  $  10.06           $  11.27           $  11.23         $  10.92         $   10.96
                                               ====================================================================================


Total return(b) .............................     (5.90)%             5.62%              8.62%            5.52%             9.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............  $207,745           $245,016           $203,643         $183,649         $ 167,045
Ratios to average net assets:
 Expenses ...................................       .71%               .72%               .73%             .72%              .73%
 Net investment income ......................      5.26%              5.08%              5.41%            5.62%             5.70%
Portfolio turnover rate .....................     30.61%              5.87%             18.54%           14.53%             3.88%


CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........  $  11.30           $  11.26           $  10.94         $  10.97         $   10.65
                                               ------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................       .50                .52                .55              .60               .47
 Net realized and unrealized gains (losses) .     (1.20)               .03                .31             (.07)              .31
                                               ------------------------------------------------------------------------------------
Total from investment operations ............      (.70)               .55                .86              .53               .78
                                               ------------------------------------------------------------------------------------
Less distributions from net investment income      (.50)              (.51)(e)           (.54)            (.56)             (.46)
                                               ------------------------------------------------------------------------------------
Net asset value, end of year ................  $  10.10           $  11.30           $  11.26         $  10.94         $   10.97
                                               ====================================================================================


Total return(b) .............................     (6.32)%             5.02%              8.08%            5.03%             7.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............  $ 25,007           $ 23,443           $  8,636         $  4,149         $   1,656
Ratios to average net assets:
 Expenses ...................................      1.26%              1.28%              1.29%            1.29%             1.30%(c)
 Net investment income ......................      4.73%              4.53%              4.85%            5.01%             5.12%(c)
Portfolio turnover rate .....................     30.61%              5.87%             18.54%           14.53%             3.88%

(a)      Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)      Annualized

(d)      For the period May 1, 1995 (effective date) to February 29, 1996 for
         Class C.

(e) Includes distributions in excess of net investment income in the amount of $.002.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000



                                                                                                   PRINCIPAL
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.0%
Bridgeport GO,
   Series A, 7.25%, 6/01/00 ..............................................................       $   300,000       $   302,010
   Series A, FGIC Insured, 5.875%, 7/15/19 ...............................................         1,000,000         1,002,970
   Series B, 7.55%, 11/15/00 .............................................................           715,000           719,662
   Series B, Pre-Refunded, 7.75%, 11/15/10 ...............................................         3,750,000         3,916,050
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
  Baptist Homes Inc. Project, Refunding, Asset Guaranty, 5.625%, 9/01/22 .................         2,000,000         1,859,200
Connecticut State Development Authority First Mortgage Revenue, Health Care Project,
   Church Homes Inc., Refunding, 5.80%, 4/01/21 ..........................................         4,000,000         3,318,120
   Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 .........................         1,100,000           885,456
Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
  Refunding, Asset Guaranty, 5.00%, 9/01/21 ..............................................         2,000,000         1,660,800
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, Pfizer
  Inc. Project, 7.00%, 7/01/25 ...........................................................         2,000,000         2,162,820
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
  Project,
   6.15%, 4/01/35 ........................................................................         1,000,000           959,780
   6.00%, 9/01/36 ........................................................................        10,000,000         9,384,300
   Refunding, 7.25%, 6/01/20 .............................................................         1,000,000         1,024,290
Connecticut State Health and Educational Facilities Authority Revenue,
   Abbot Terrace Health Center Project, Series A, 6.00%, 11/01/14 ........................         2,000,000         2,021,320
   Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ..............................         5,000,000         4,204,450
   Capital Assets, Series C, MBIA Insured, 7.00%, 1/01/20 ................................         1,265,000         1,302,545
   Capital Assets, Series C, MBIA Insured, Pre-Refunded, 7.00%, 1/01/20 ..................           200,000           208,274
   Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 .........................         3,250,000         3,111,648
   Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ...............         1,250,000         1,175,738
   Choate Rosemary Hall, Series A, MBIA Insured, Pre-Refunded, 7.00%, 7/01/25 ............         1,500,000         1,631,085
   Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ............         1,500,000         1,436,445
   Eastern Connecticut Health Network, Refunding, Series A, Asset Guaranty, 6.00%, 7/01/25         9,195,000         8,995,101
   Fairfield University, Series I, MBIA Insured, 5.25%, 7/01/25 ..........................         2,500,000         2,245,225
   Fairfield University, Series I, MBIA Insured, 5.50%, 7/01/29 ..........................         8,000,000         7,429,600
   Greenwich Hospital, Series A, MBIA Insured, 5.75%, 7/01/16 ............................         1,000,000           990,520
   Greenwich Hospital, Series A, MBIA Insured, 5.80%, 7/01/26 ............................         2,500,000         2,408,400
   Hartford University, Series C, Pre-Refunded, 8.00%, 7/01/18 ...........................         1,275,000         1,380,430
   Hartford University, Series D, 6.80%, 7/01/22 .........................................         5,000,000         5,010,450
   Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 .......................         3,800,000         3,216,396
   Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ................         1,000,000           940,590
   Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 .......................         7,205,000         5,852,766
   Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 ........................        17,000,000        13,070,960
   Lutheran General Health Care System, ETM, 7.375%, 7/01/19 .............................           500,000           571,480
   New Britain Memorial Hospital, Series A, Pre-Refunded, 7.75%, 7/01/22 .................         1,000,000         1,082,980
   New Horizons Village Project, 7.30%, 11/01/16 .........................................         2,905,000         3,171,040
   Quinnipiac College, Series C, Pre-Refunded, 7.75%, 7/01/20 ............................           960,000           989,942
   Sacred Heart University, Refunding, Series E, Asset Guaranty, 5.00%, 7/01/28 ..........         4,000,000         3,327,720
   Sacred Heart University, Series C, 6.50%, 7/01/16 .....................................           235,000           239,966
   Sacred Heart University, Series C, 6.625%, 7/01/26 ....................................           785,000           790,636
   Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 .......................           765,000           825,580
   Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 ......................         6,215,000         6,748,496
   Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 .......................         1,000,000         1,065,720
   St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ..............................         4,615,000         3,685,078
   St. Mary's Hospital, Refunding, Series E, 5.875%, 7/01/22 .............................         3,510,000         2,895,996
   Taft School, Series A, Pre-Refunded, 7.375%, 7/01/20 ..................................         1,000,000         1,029,990
   Trinity College, Series E, MBIA Insured, 5.875%, 7/01/26 ..............................         3,200,000         3,176,384
   University Connecticut Foundation, Series A, 5.375%, 7/01/29 ..........................         1,250,000         1,122,138
   Veterans Memorial Medical Center, Series A, MBIA Insured, 5.50%, 7/01/26 ..............         1,000,000           924,220
   Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 .........................         8,000,000         6,928,800
   Yale New Haven Hospital, Refunding, Series H, MBIA Insured, 5.70%, 7/01/25 ............         4,500,000         4,296,780
   Yale New Haven Hospital, Series F, MBIA Insured, Pre-Refunded, 7.10%, 7/01/25 .........         7,000,000         7,206,080
Connecticut State HFA, Housing Mortgage Finance Program,
   Series B, 6.75%, 11/15/23 .............................................................        14,705,000        15,397,753
   Series C-1, 6.60%, 11/15/23 ...........................................................           440,000           454,617
   Series C-2, 6.25%, 11/15/18 ...........................................................         1,500,000         1,531,635


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)



                                                                                               PRINCIPAL
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                       AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)

Connecticut State HFA, Housing Mortgage Finance Program, (cont.)
   Series C-2, 6.70%, 11/15/22 ........................................................       $  1,325,000       $  1,350,957
   Series E, 6.30%, 5/15/17 ...........................................................          2,215,000          2,259,522
   Sub Series B-1, 6.30%, 5/15/25 .....................................................            700,000            707,980
   Sub Series B-1, 5.30%, 11/15/28 ....................................................          1,700,000          1,527,501
   Sub Series C-2, 5.85%, 11/15/28 ....................................................          1,445,000          1,366,334
   Sub Series D-1, 5.55%, 11/15/28 ....................................................          1,000,000            920,200
   Sub Series E-2, 5.20%, 11/15/21 ....................................................          1,840,000          1,646,487
   Sub Series G-1, 6.20%, 11/15/16 ....................................................          1,150,000          1,161,983
Connecticut State Higher Education Supplemental Loan Authority Revenue, Family
  Education Loan Program, Series A,
   7.00%, 11/15/05 ....................................................................            705,000            723,774
   7.20%, 11/15/10 ....................................................................            215,000            220,558
   7.50%, 11/15/10 ....................................................................            340,000            344,104
   AMBAC Insured, 6.00%, 11/15/18 .....................................................          2,000,000          2,001,460
Connecticut State Housing Authority, Housing Finance Project, Series B, 6.10%, 11/15/31          2,715,000          2,651,469
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator
  Lisbon Project, Series A, 5.50%, 1/01/15 ............................................          8,000,000          6,850,160
Griswold GO, AMBAC Insured, 7.50%, 4/01/06 ............................................            200,000            225,472
Guam Airport Authority Revenue, Series B,
   6.60%, 10/01/10 ....................................................................            250,000            261,943
   6.70%, 10/01/23 ....................................................................          1,300,000          1,360,658
Guam Power Authority Revenue,
   Refunding, Series A, 5.25%, 10/01/34 ...............................................          4,000,000          3,357,600
   Series A, Pre-Refunded, 6.75%, 10/01/24 ............................................          5,500,000          6,026,735
New Haven GO, Series A, Pre-Refunded, 7.40%, 3/01/12 ..................................          4,545,000          4,856,196
Plainfield GO,
   Series 1988, 7.30%, 9/01/10 ........................................................            150,000            157,895
   Series 1991, 7.25%, 9/01/05 ........................................................            335,000            352,990
   Series 1991, 7.30%, 9/01/07 ........................................................            335,000            352,782
   Series 1991, 7.30%, 9/01/09 ........................................................            335,000            352,979
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series
   A, 5.00%, 7/01/38 ..................................................................          2,500,000          2,050,125
Puerto Rico HFC, SFMR, Portfolio No. 1, Series C, GNMA Secured, 6.85%, 10/15/23 .......            775,000            795,561
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
 Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A,
 5.15%, 7/01/19 .......................................................................          4,845,000          4,144,801
Puerto Rico Municipal Finance Agency, Series A, Pre-Refunded, 6.50%, 7/01/19 ..........          5,000,000          5,391,300
Stratford GO, Unlimited Tax, Pre-Refunded, 7.30%, 3/01/12..............................          1,130,000          1,184,319
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
   10/01/13 ...........................................................................          2,500,000          2,332,100
   10/01/22 ...........................................................................          2,500,000          2,155,800
Virgin Islands Water and Power Authority Electric System Revenue,
   Refunding, 5.30%, 7/01/18 ..........................................................          1,500,000          1,353,239
   Refunding, 5.30%, 7/01/21 ..........................................................          1,000,000            883,459
   Series A, Pre-Refunded, 7.40%, 7/01/11 .............................................          5,780,000          6,085,645
Waterbury GO, Pre-Refunded,
   7.25%, 3/01/04 .....................................................................            785,000            821,564
   7.50%, 3/01/07 .....................................................................            780,000            818,211
                                                                                                                 ------------
TOTAL LONG TERM INVESTMENTS (COST $241,347,443) .......................................                           230,344,295
                                                                                                                 ------------
(a)SHORT TERM INVESTMENTS .1%
Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
Weekly VRDN and Put, 2.35%, 12/01/15 (COST $200,000) ..................................            200,000            200,000
                                                                                                                 ------------
TOTAL INVESTMENTS (COST $241,547,443) 99.1% ...........................................                           230,544,295
OTHER ASSETS, LESS LIABILITIES .9% ....................................................                             2,208,349
                                                                                                                 ------------
NET ASSETS 100.0% .....................................................................                          $232,752,644
                                                                                                                 ============

SEE GLOSSARY OF TERMS ON PAGE 123.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS



FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                                                         YEAR ENDED FEBRUARY 29,
                                                        ----------------------------------------------------------------------------
                                                               2000(a)          1999             1998            1997          1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................    $     11.30      $     11.25      $     10.94      $    10.95      $  10.48
                                                        ----------------------------------------------------------------------------

Income from investment operations:
 Net investment income .............................            .51              .51              .53             .55           .55
 Net realized and unrealized gains (losses) ........           (.78)             .06              .33            (.01)          .47
                                                        ----------------------------------------------------------------------------
Total from investment operations ...................           (.27)             .57              .86             .54          1.02
                                                        ----------------------------------------------------------------------------
Less distributions from net investment income ......           (.51)            (.52)            (.55)           (.55)         (.55)
                                                        ----------------------------------------------------------------------------
Net asset value, end of year .......................    $     10.52      $     11.30      $     11.25      $    10.94      $  10.95
                                                        ===========================================================================

Total return(b).....................................          (2.43)%           5.17%            8.02%           5.12%         9.93%

Ratios/supplemental data
Net assets, end of year (000's) ....................    $   170,907      $   195,598      $   139,545      $  104,715      $ 85,967
Ratios to average net assets:
 Expenses ..........................................            .73%             .75%             .75%            .68%          .65%
 Expenses excluding waiver and payments by affiliate            .75%             .78%             .82%            .84%          .85%
 Net investment income .............................           4.72%            4.53%            4.83%           5.16%         5.12%
Portfolio turnover rate ............................          31.27%           16.57%           23.32%          22.54%         3.35%


(a)      Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000



                                                                                                           PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                     AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.1%
BONDS 96.9%
ALABAMA .6%
Morgan County Decatur Health Care Authority Hospital Revenue, Refunding, Connie
  Lee Insured, 5.80%, 3/01/04 .........................................................................   $ 1,000,000    $ 1,023,200
                                                                                                                         -----------
ALASKA .3%
Alaska State HFC, Collateral, Veteran's Mortgage Program, First Series, 5.80%, 6/01/04 ................       375,000        383,865
Anchorage Parking Authority Revenue, 5th Avenue Garage Lease Project, Refunding, 6.50%, 12/01/02 ......       145,000        149,427
                                                                                                                         -----------
                                                                                                                             533,292
                                                                                                                         -----------
ARIZONA .9%
Maricopa County COP, 5.625%, 6/01/00 ..................................................................       330,000        330,604
Maricopa County GO, School District No. 40, Glendale Improvement, 6.10%, 7/01/08 ......................     1,000,000      1,044,190
Mohave County IDA, Hospital Systems Revenue, Medical Environments Inc., Phoenix Hospital and
  Medical Center, Refunding, ETM, 6.00%, 7/01/00 ......................................................       200,000        201,254
Phoenix HFC, Mortgage Revenue, Project A, Refunding, MBIA Insured, 6.00%, 7/01/02 .....................        30,000         30,616
                                                                                                                         -----------
                                                                                                                           1,606,664
                                                                                                                         -----------
ARKANSAS .6%
Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A, 6.20%, 8/01/17 .....     1,105,000      1,023,009
                                                                                                                         -----------
CALIFORNIA 7.0%
ABAG Finance Corp. COP, ABAG XXVI, Series B, 6.30%, 10/01/02 ..........................................       100,000        103,200
Bakersfield PFA Revenue, Refunding, Series A, 5.80%, 9/15/05 ..........................................     3,000,000      3,089,490
California Educational Facilities Authority Revenue, Pooled College and University Financing,
  Refunding, Series B, 5.90%, 6/01/03 .................................................................     1,500,000      1,544,355
California Statewide CDA Revenue, COP, Health Facilities, Barton Memorial Hospital, Refunding,
  Series B, 6.40%, 12/01/05 ...........................................................................       300,000        309,216
Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
   5.10%, 9/02/03 .....................................................................................       475,000        472,749
   5.30%, 9/02/05 .....................................................................................       605,000        598,200
Fresno Joint Powers Financing Authority Local Agency Revenue, Refunding, Series A, 6.00%, 9/02/01 .....       700,000        704,865
Los Angeles County Transport Commission COP, Series B, 5.90%, 7/01/00 .................................       100,000        100,684
San Diego Port Facilities Revenue, National Steel and Shipbuilding Co., Refunding, 6.60%, 12/01/02 ....       100,000        102,296
San Francisco City and County RDA, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.125%, 7/01/02        40,000         39,983
San Francisco Downtown Parking Corp. Parking Revenue, 6.25%, 4/01/04 ..................................       200,000        210,842
San Joaquin County COP, General Hospital Project, ETM, 5.90%, 9/01/03 .................................       200,000        208,108
San Ramon Valley USD, COP, Measure A, Capital Project, Series A, 5.95%, 10/01/01 ......................     1,110,000      1,137,439
Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1,
   5.00%, 9/02/06 .....................................................................................       465,000        445,331
   5.25%, 9/02/11 .....................................................................................     1,000,000        933,160
Snowline Joint USD, COP, ETM,
   5.60%, 7/01/01 .....................................................................................       260,000        263,965
   5.70%, 7/01/02 .....................................................................................       275,000        281,526
   5.80%, 7/01/03 .....................................................................................       290,000        299,880
Solano County COP, Justice Facility and Public Building Project, Refunding, 5.875%, 10/01/05 ..........       400,000        408,500
Southern California Rapid Transit District Revenue, Special Benefit AD A2, 6.00%, 9/01/02 .............       100,000        102,530
Susanville PFA Revenue, Series A, AMBAC Insured,
   5.90%, 9/01/02 .....................................................................................        25,000         25,707
   6.00%, 9/01/03 .....................................................................................       100,000        102,831
Tahoe City PUD, COP, Capital Facilities Project, Series B, 6.05%, 6/01/01 .............................       500,000        507,660
                                                                                                                         -----------
                                                                                                                          11,992,517
                                                                                                                         -----------
COLORADO 1.1%
Denver City and County Airport Revenue, Series C, 6.25%, 11/15/00 .....................................       335,000        338,276
Montrose County COP, 6.20%, 6/15/03 ...................................................................     1,500,000      1,543,230
                                                                                                                         -----------
                                                                                                                           1,881,506
                                                                                                                         -----------
CONNECTICUT 3.1%
Connecticut State Health and Educational Facilities Authority Revenue, Sacred Heart University,
   Refunding, Series C, 6.00%, 7/01/05 ................................................................       135,000        137,445
   Series C, ETM, 6.00%, 7/01/05 ......................................................................       425,000        440,810
Connecticut State HFA, Housing Mortgage Finance Program, Series C-2, 6.00%, 11/15/10 ..................     2,000,000      2,038,660
Stamford Housing Authority MFR, Fairfield Apartments Project, 4.75%, 12/01/28 .........................     3,000,000      2,700,270
                                                                                                                         -----------
                                                                                                                           5,317,185
                                                                                                                         -----------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                           PRINCIPAL
     FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT         VALUE
     -------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     FLORIDA 5.6%
     Alachua County Health Facilities Authority Revenue, Santa Fe Health Systems Project,
      Pre-Refunded, 6.875%, 11/15/02 ..................................................................    $  90,000   $    92,813
  (b)Florida State Board of Education Capital Outlay, Public Education, Refunding, Series D, 5.50%,
        6/01/08 .......................................................................................      850,000       846,583
        6/01/10 .......................................................................................      945,000       935,446
        6/01/11 .......................................................................................      200,000       198,328
        6/01/12 .......................................................................................      200,000       197,008
        6/01/13 .......................................................................................      200,000       195,570
        6/01/14 .......................................................................................      200,000       194,974
     Meadow Pointe II CDD, Capital Improvement Revenue, Series A, 5.25%, 8/01/03 ......................    1,755,000     1,694,470
     Nassau County PCR, ITT Rayonier Inc. Project, Refunding, 6.25%, 6/01/10 ..........................    1,000,000     1,005,420
     Northern Palm Beach County Water Control District Revenue, Unit Development No. 31,
        Program 1, Refunding, 6.60%, 11/01/03 .........................................................      405,000       413,772
        Program 2, Refunding, 6.60%, 11/01/03 .........................................................      320,000       326,931
     Palm Beach County IDR, Lourdes-Noreen Mckeen Residence, Geriatric Care Inc. Project,
        6.20%, 12/01/08 ...............................................................................      275,000       274,236
        6.30%, 12/01/09 ...............................................................................      580,000       579,304
  (c)Palm Beach County Solid Waste IDR, Okeelanta Power and Light Co. Project, Series A,
      6.375%, 2/15/07 .................................................................................    1,400,000       840,000
     Pembroke Pines Special Assessment, No. 94-1, 5.75%, 11/01/05 .....................................      785,000       795,134
     Tampa Bay Water Utility System Revenue, FGIC Insured, 5.75%, 10/01/15 ............................    1,000,000     1,008,360
                                                                                                                         ---------
                                                                                                                         9,598,349
                                                                                                                         ---------
     GEORGIA 2.4%
     Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13 .......    1,020,000       862,798
     Fulton County Development Authority Special Facilities Revenue, Delta Airlines Inc. Project,
      Refunding, 6.85%, 11/01/07 ......................................................................      100,000       103,278
     Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%, 11/01/07 ....    3,105,000     3,127,883
                                                                                                                         ---------
                                                                                                                         4,093,959
                                                                                                                         ---------
     HAWAII 1.8%
     Hawaii State Department of Budget and Finance Special Purpose Revenue,
        Kaiser Permanente, Series A, 5.10%, 3/01/14 ...................................................    3,000,000     2,568,420
        Kapi 'Olani Health Obligation, 5.60%, 7/01/06 .................................................      500,000       491,095
                                                                                                                         ---------
                                                                                                                         3,059,515
                                                                                                                         ---------
     ILLINOIS 3.1%
     Chicago O'Hare International Airport Special Facilities Revenue, United Air Lines Project,
     Refunding, Series A, 5.35%, 9/01/16 ..............................................................    2,000,000     1,725,740
     Illinois Educational Facilities Authority Revenue, Columbia College, 5.875%, 12/01/03 ............      700,000       712,257
     Illinois HDA Revenue, Homeowner Mortgage, Sub Series A-1, 6.10%, 2/01/05 .........................      360,000       369,788
     Illinois Health Facilities Authority Revenue,
        St. Elizabeth's Hospital, 6.00%, 7/01/05 ......................................................      375,000       374,288
        Victory Health Services, Series A, 5.25%, 8/15/09 .............................................    1,170,000     1,082,683
     Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
      Convention Center, 5.75%, 7/01/06...............................................................     1,000,000     1,023,630
                                                                                                                         ---------
                                                                                                                         5,288,386
                                                                                                                         ---------
     INDIANA 3.3%
     Franklin EDR, Hoover Universal Inc. Project, Johnson Controls, Refunding, 6.10%, 12/01/04 ........    2,000,000     2,057,700
     Indianapolis Local Public Improvement Bond, Refunding, Series D, 6.10%, 2/01/02 ..................      100,000       102,470
     Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 ............    3,500,000     3,439,205
                                                                                                                         ---------
                                                                                                                         5,599,375
                                                                                                                         ---------
     IOWA .1%
     Iowa State Financial Authority Hospital Facilities Revenue, Trinity Regional Hospital Project,
      Refunding, ETM, 6.50%, 7/01/00...................................................................      100,000       100,397
                                                                                                                         ---------
     KENTUCKY 2.7%
     Ashland PCR, Ashland Inc. Project, Refunding, 5.70%, 11/01/09 ....................................    2,500,000     2,441,800
     Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project, Series A,
      6.75%, 2/01/02 ..................................................................................      100,000       102,105
     Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional
      Health Center Facility, Refunding  and Improvement,
        5.70%, 10/01/10 ...............................................................................    1,000,000       841,610
        5.75%, 10/01/11 ...............................................................................    1,500,000     1,244,175
                                                                                                                         ---------
                                                                                                                         4,629,690
                                                                                                                         ---------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                              PRINCIPAL
     FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT      VALUE
     -------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     LOUISIANA 2.2%
     Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B, 6.375%, 11/01/02 ......  $    5,000  $     5,118
     Louisiana Public Facilities Authority Revenue, Student Loan, Refunding, Series A-1,
      6.20%, 3/01/01 ......................................................................................      80,000       81,308
     Louisiana State Offshore Terminal Authority Deepwater Port Revenue, First Stage, Loop Inc.,
      Refunding, Series B, 6.20%, 9/01/03 .................................................................     100,000      102,516
     St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .........................   4,000,000    3,549,000
                                                                                                                         -----------
                                                                                                                           3,737,942
                                                                                                                         -----------
     MARYLAND .1%
     Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding, Series A,
      6.75%, 8/01/02 ......................................................................................     125,000      127,350
                                                                                                                         -----------

     MASSACHUSETTS 8.3%
     Massachusetts State Development Finance Agency Resource, Recovery Revenue, Waste Management Inc.
      Project, Series B, 6.90%, 12/01/29 ..................................................................   3,000,000    2,962,200
     Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
     First Mortgage, Refunding, Series A,  5.50%, 7/01/08 .................................................   3,225,000    2,976,836
     Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill Project,
     Refunding, Series A,
        4.95%, 12/01/06 ...................................................................................   2,500,000    2,337,475
        5.15%, 12/01/07 ...................................................................................   2,000,000    1,867,520
        5.20%, 12/01/08 ...................................................................................   2,000,000    1,848,540
     Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%, 10/01/12 .......   1,745,000    1,685,042
     New England Educational Loan Marketing Corp. Student Loan Revenue, Refunding, Series B,
      5.60%, 6/01/02 ......................................................................................     415,000      423,366
                                                                                                                         -----------
                                                                                                                          14,100,979
                                                                                                                         -----------
     MICHIGAN 1.9%
     Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial Hospital,
      Refunding, Series B,
        5.30%, 11/01/07 ...................................................................................     815,000      753,851
        5.625%, 11/01/14 ..................................................................................     350,000      298,004
     Detroit GO, Refunding, Series B, 6.375%, 4/01/06 .....................................................   1,000,000    1,043,580
     Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
      MBIA Insured, 6.00%, 11/15/13 .......................................................................   1,200,000    1,225,524
                                                                                                                         -----------
                                                                                                                           3,320,959
                                                                                                                         -----------
     MINNESOTA .1%
     Minneapolis CDA, Supported Development Revenue, Common Bond Fund, Series 91-5A, 7.20%, 12/01/04 ......     200,000      208,584
                                                                                                                         -----------

     MISSISSIPPI 1.3%
     Perry County PCR, Leaf River Forest Project, Refunding, 5.20%, 10/01/12 ..............................   2,500,000    2,281,675
                                                                                                                         -----------
     MISSOURI 1.9%
     Lake of the Ozarks Community Bridge Corp. Bridge System Revenue, Refunding, 5.00%, 12/01/08 ..........   3,000,000    2,774,790
     West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Refunding, 5.00%, 11/15/04 .........     560,000      519,966
                                                                                                                         -----------
                                                                                                                           3,294,756
                                                                                                                         -----------
     NEBRASKA .8%
     Omaha Stadium Facilities Corp. Lease Revenue, Rosenblatt Stadium Project, Series A, 4.90%, 11/01/13 ..   1,100,000    1,008,359
     Wayne State College Revenue, Student Fees and Facilities, Refunding, MBIA Insured, 5.05%, 7/01/10 ....     365,000      355,525
                                                                                                                         -----------
                                                                                                                           1,363,884
                                                                                                                         -----------
     NEW HAMPSHIRE .7%
     New Hampshire Higher Education and Health Facilities Authority Revenue, New Hampshire Catholic
      Charities, Refunding, Series A,  5.10%, 8/01/04 .....................................................   1,160,000    1,118,263
                                                                                                                         -----------
     NEW JERSEY 3.3%
     Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc.,
      Refunding, Project Series A,  6.85%, 12/01/29 .......................................................   2,625,000    2,609,906
     Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
      5.90%, 1/01/15 ......................................................................................     975,000      917,105
     New Jersey EDA Revenue, Economic Growth, 2nd Series F-1, 6.00%, 12/01/02 .............................      55,000       55,658
     New Jersey Health Care Facilities Financing Authority Revenue, Monmouth Medical Center, Refunding,
      Series C, FSA Insured, ETM,  5.80%, 7/01/04 .........................................................   1,000,000    1,033,060
     New Jersey State Housing and Mortgage Finance Agency Revenue, SFMR, Home Buyer, Series Z,
      MBIA Insured, 5.35%, 4/01/11 ........................................................................   1,000,000      986,820
                                                                                                                         -----------
                                                                                                                           5,602,549
                                                                                                                         -----------
     NEW YORK 11.6%
     MTA Commuter Facilities Revenue, Services Contract, Refunding, Series R, 5.50%, 7/01/11 ..............   2,215,000    2,194,578
     MTA Transportation Facilities Revenue, Series A, 6.00%, 7/01/15 ......................................   1,500,000    1,511,565


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                              PRINCIPAL
     FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT      VALUE
     -------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     NEW YORK (CONT.)
     New York City GO,
        Pre-Refunded, 6.50%, 8/01/04 ......................................................................  $  105,000  $   110,590
        Refunding, Series H, 5.90%, 8/01/09 ...............................................................     500,000      515,255
        Refunding, Series J, 6.00%, 8/01/08 ...............................................................   3,000,000    3,116,130
        Series B, 6.25%, 10/01/01 .........................................................................      75,000       76,848
        Series B, ETM, 6.25%, 10/01/01 ....................................................................      25,000       25,612
        Series C, 6.50%, 8/01/04 ..........................................................................     410,000      428,671
        Series C, 6.50%, 8/01/07 ..........................................................................   1,490,000    1,554,755
        Series C, Pre-Refunded, 6.50%, 8/01/07 ............................................................     360,000      379,166
        Series H, 7.00%, 2/01/05 ..........................................................................      30,000       31,539
        Series H, Pre-Refunded, 7.00%, 2/01/05 ............................................................     220,000      232,360
        Series J, 6.00%, 2/15/04 ..........................................................................   1,000,000    1,031,440
     New York City Health and Hospital Corp. Revenue, Refunding, Series A, 6.00%, 2/15/06 .................   2,500,000    2,463,150
     New York City IDA, Civic Facility Revenue, New York Blood Center Inc. Project, ETM, 6.80%, 5/01/02 ...      90,000       91,868
     New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Refunding,
      Series D, 5.60%, 2/15/07 ............................................................................     140,000      142,086
     New York State HFAR, Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ...........   1,000,000    1,008,740
     New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
        5.75%, 4/01/08 ....................................................................................     500,000      510,655
        5.75%, 4/01/09 ....................................................................................   1,150,000    1,169,987
        Pre-Refunded, 5.90%, 4/01/08 ......................................................................   1,000,000    1,054,980
     Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue, Refunding,
      6.20%, 4/01/00 ......................................................................................     100,000      100,165
     Port Authority of New York and New Jersey Special Obligation Revenue, 3rd Installment,
      7.00%, 10/01/07 .....................................................................................   1,000,000    1,046,500
     Ulster County Resource Recovery Agency Solid Waste System Revenue, 5.90%, 3/01/07 ....................   1,100,000    1,111,341
                                                                                                                         -----------
                                                                                                                          19,907,981
                                                                                                                         -----------

     NORTH CAROLINA 4.2%
     Eastern Municipal Power Agency Power System Revenue,
        Refunding, Series D, 6.00%, 1/01/09 ...............................................................   1,000,000      993,820
        Series D, 6.45%, 1/01/14 ..........................................................................   1,000,000      994,470
     North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
      Series B, 6.50%, 1/01/09 ............................................................................   5,000,000    5,151,600
                                                                                                                         -----------
                                                                                                                           7,139,890
                                                                                                                         -----------
     OHIO 2.1%
     Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
        5.25%, 7/01/08 ....................................................................................     575,000      521,358
        5.40%, 7/01/10 ....................................................................................     775,000      671,933
        5.50%, 7/01/11 ....................................................................................     500,000      431,380
     University of Akron General Receipts, FGIC Insured, 5.75%, 1/01/14 ...................................   2,000,000    2,022,320
                                                                                                                         -----------
                                                                                                                           3,646,991
                                                                                                                         -----------
     OKLAHOMA 2.9%
     Jackson County Memorial Hospital Authority Revenue, Jackson County Memorial Hospital Project,
      Refunding, 6.75%, 8/01/04 ...........................................................................   1,525,000    1,504,397
     Okmulgee County Governmental Building Authority Sales Tax Revenue, First Mortgage,
      MBIA Insured,
        5.60%, 3/01/10 ....................................................................................   1,825,000    1,865,625
        6.00%, 3/01/15                                                                                          700,000      703,563
     Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
      5.75%, 8/15/06 ......................................................................................     895,000      860,507
                                                                                                                         -----------
                                                                                                                           4,934,092
                                                                                                                         -----------
     OREGON .8%
     Clackamas County Hospital Facilities Authority Revenue, Willamette View Inc. Project, Refunding,
      6.00%, 11/01/06 .....................................................................................     500,000      482,165
     Hillsborough Hospital Facilities Authority Revenue, Refunding, 5.75%, 10/01/12 .......................   1,000,000      939,430
                                                                                                                         -----------
                                                                                                                           1,421,595
                                                                                                                         -----------
     PENNSYLVANIA 4.7%
     Cambria County Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital,
      Refunding and Improvement, Series B, Connie Lee Insured, Pre-Refunded, 5.90%, 7/01/03 ...............     100,000      104,044
     Chartiers Valley Industrial and Commercial Development Authority Revenue, First Mortgage,
      Asbury Place Project, 6.25%, 2/01/06 ................................................................     200,000      200,084
     Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%, 7/01/07 .......   1,135,000    1,037,628
     Delaware County IDA, PCR, Peco Energy Co. Project, Mandatory Put Refunding, Series A,
      5.20%, 4/01/21 ......................................................................................   1,000,000      978,870
     Montgomery County IDA, PCR, Series B, 5.30%, 10/01/34 ................................................   1,500,000    1,479,015

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                              PRINCIPAL
     FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT      VALUE
     -------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     PENNSYLVANIA (CONT.)
     Northeastern Hospital and Educational Authority College Revenue, Kings College Project,
      Refunding, Series B, 5.60%, 7/15/03 .................................................................  $  410,000  $   412,464
     Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,  University of
      Pennsylvania Health Services, Refunding, Series A,
        5.75%, 1/01/12 ....................................................................................   1,000,000      921,830
        5.875%, 1/01/15 ...................................................................................     800,000      714,552
     Philadelphia Gas Works Revenue, Refunding, Series A,
        5.70%, 7/01/00 ....................................................................................     300,000      301,170
        5.80%, 7/01/01 ....................................................................................     300,000      303,330
     Schuylkill County IDA, Resource Recovery Revenue, Schuylkill Energy Resources Inc., 6.50%, 1/01/10 ...   1,615,000    1,587,270
                                                                                                                         -----------
                                                                                                                           8,040,257
                                                                                                                         -----------
     SOUTH CAROLINA .6%
     Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
      AMBAC Insured, 5.25%, 1/01/10 .......................................................................   1,000,000      979,650
                                                                                                                         -----------
     SOUTH DAKOTA .6%
     South Dakota HDA Revenue, Homeownership Mortgage, Series D, 6.05%, 5/01/04 ...........................     955,000      986,744
                                                                                                                         -----------
     TENNESSEE .4%
     Metropolitan Government of Nashville and Davidson County IDBR, Osco Treatment Inc., Refunding and
      Improvement, 6.00%, 5/01/03 .........................................................................     750,000      752,708
                                                                                                                         -----------
     TEXAS 3.5%
     Abilene Higher Educational Facilities Corp.,
        ETM, 5.90%, 10/01/05 ..............................................................................      65,000       67,366
        Higher Education Revenue, Abilene Christian, Refunding and Improvement, 5.90%, 10/01/05 ...........     720,000      735,019
     Houston ISD, Refunding, 5.50%, 8/15/09 ...............................................................   1,000,000    1,004,950
     North Central Health Facility Development Corp. Revenue, C.C. Young Memorial Home Project,
      Refunding, Series C, 6.10%, 2/15/06 .................................................................     400,000      391,804
     Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%, 11/01/10 .........   2,500,000    2,308,250
     Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Refunding,
      Series A, MBIA Insured, 6.25%, 11/15/17 .............................................................   1,500,000    1,529,130
                                                                                                                         -----------
                                                                                                                           6,036,519
                                                                                                                         -----------
     U.S. TERRITORIES 6.4%
     District of Columbia GO,
        Refunding, Series A, 5.875%, 6/01/05 ..............................................................     385,000      390,586
        Series A, ETM, 5.875%, 6/01/05 ....................................................................     315,000      324,768
     Puerto Rico Electric Power Authority Revenue,
        Refunding, Series Q, 5.90%, 7/01/01 ...............................................................     100,000      101,661
        Series T, 6.00%, 7/01/04 ..........................................................................   1,345,000    1,403,561
     Virgin Islands PFA Revenue, senior lien, Refunding, Series A, 5.30%, 10/01/11 ........................   5,000,000    4,678,900
     Virgin Islands Water and Power Authority Water System Revenue, Refunding,
        4.875%, 7/01/06 ...................................................................................   2,000,000    1,885,820
        5.00%, 7/01/09 ....................................................................................   2,400,000    2,209,272
                                                                                                                         -----------
                                                                                                                          10,994,568
                                                                                                                         -----------
     UTAH .2%
     Salt Lake County College Revenue, Westminster College Project, 5.50%, 10/01/12 .......................    340,000       318,998

     VIRGINIA 3.6%
     Covington-Alleghany County IDA, PCR, Westvaco Corp. Project, Refunding, 5.85%, 9/01/04 ...............  2,800,000     2,856,392
     Virginia State HDA, Commonwealth Mortgage, Sub Series C-7,
        5.60%, 1/01/03 ....................................................................................  1,695,000     1,726,290
        5.70%, 1/01/04 ....................................................................................  1,475,000     1,507,878
                                                                                                                         -----------
                                                                                                                           6,090,560
                                                                                                                         -----------
     WASHINGTON 1.0%
     Marysville Water and Sewer Revenue, Refunding, MBIA Insured, 5.75%, 12/01/05 .........................    600,000       617,202
     Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding,
      Series A, AMBAC Insured, 5.70%, 7/01/09 .............................................................  1,000,000     1,013,800
                                                                                                                         -----------
                                                                                                                           1,631,002
                                                                                                                         -----------
     WEST VIRGINIA .8%
     West Virginia Public Energy Authority Energy Revenue, Morgantown Association Project,
      Series A, 5.05%, 7/01/08 ............................................................................  1,390,000     1,390,778
                                                                                                                         -----------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                            PRINCIPAL
    FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                   AMOUNT       VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)

    WISCONSIN .3%
    Wisconsin State GO, Refunding, Series 1, 5.50%, 5/01/10  ..........................................    $  500,000  $    503,190
                                                                                                                       ------------
    TOTAL BONDS .......................................................................................                 165,679,508
                                                                                                                       ------------
    ZERO COUPON BONDS 2.2%
    Champaign County USD No. 116, Urbana, Series C, FGIC Insured, 1/01/10 .............................     3,305,000     1,904,176
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, Refunding,
     Series A, 1/15/17 ................................................................................     3,000,000     1,855,530
                                                                                                                       ------------
    TOTAL ZERO COUPON BONDS ...........................................................................                   3,759,706
                                                                                                                       ------------
    TOTAL LONG TERM INVESTMENTS (COST $174,385,946)....................................................                 169,439,214
                                                                                                                       ------------
 (a)SHORT TERM INVESTMENTS 1.2%
    Community Development Administration MF Development Revenue, Avalon Ridge Apartments Project,
     Refunding, FNMA Insured, Weekly VRDN and Put, 3.90%, 6/15/26 .....................................       200,000       200,000
    Connecticut State Health and Educational Facilities Authority Revenue, Yale University, Series T-1,
     Weekly VRDN and Put, 3.85%, 7/01/29 ..............................................................       100,000       100,000
    Durham County GO, Weekly VRDN and Put, 3.90%, 5/01/08 .............................................       200,000       200,000
    Flint Hospital Building Authority Revenue, Hurley Medical Center, Series B, Weekly VRDN and Put,
     3.85%, 7/01/15 ...................................................................................       400,000       400,000
    Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 3.80%, 11/01/15 .........................       400,000       400,000
    Maryland State Health and Higher Educational Facilities Authority Revenue, Adjustable Pooled Loan
     Program, Series B, Weekly VRDN and Put, 3.85%, 4/01/35 ...........................................       500,000       500,000
    Stevenson IDB, Environmental Improvement Revenue, The Mead Corp. Project, Series B,
     Weekly VRDN and Put, 3.95%, 4/01/33 ..............................................................       300,000       300,000
                                                                                                                       -------------
    TOTAL SHORT TERM INVESTMENTS (COST $2,100,000) ....................................................                   2,100,000
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $176,485,946) 100.3% ......................................................                 171,539,214
    OTHER ASSETS, LESS LIABILITIES (.3)% ..............................................................                    (632,011)
                                                                                                                       ------------
    NET ASSETS 100.0% .................................................................................                $170,907,203
                                                                                                                       ============

See glossary of terms on page 123.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(c) See Note 6 regarding defaulted securities.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                                                                  Year Ended February 29,
                                               -------------------------------------------------------------------------------
CLASS A                                           2000(a)           1999(d)           1998           1997             1996
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........  $     11.49      $     11.68       $     11.21    $     11.19      $     10.74
                                               -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................          .65              .66               .69            .71              .74
 Net realized and unrealized gains (losses) .        (1.08)            (.18)              .47            .04              .45
                                               -------------------------------------------------------------------------------
Total from investment operations ............         (.43)             .48              1.16            .75             1.19
                                               -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................         (.65)(e)         (.65)             (.68)          (.73)(f)         (.74)
 In excess of net investment income .........           --               --              (.01)            --               --
 Net realized gains .........................           --(g)          (.02)               --             --               --
                                               -------------------------------------------------------------------------------
Total distributions .........................         (.65)            (.67)             (.69)          (.73)            (.74)
                                               -------------------------------------------------------------------------------
Net asset value, end of year ................  $     10.41      $     11.49       $     11.68    $     11.21      $     11.19
                                               ===============================================================================
Total return(b) .............................        (3.81)%           4.21%            10.64%          7.01%           11.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............  $ 5,017,322      $ 5,988,204       $ 5,742,939    $ 4,505,258      $ 3,787,147
Ratios to average net assets:
 Expenses ...................................          .61%             .62%              .61%           .62%             .61%
 Net investment income ......................         5.92%            5.64%             5.98%          6.41%            6.68%
Portfolio turnover rate .....................        25.35%           18.55%            15.84%          6.98%            9.23%

CLASS B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........  $     11.52      $     11.51
                                               ---------------------------------
Income from investment operations:
 Net investment income ......................          .59              .11
 Net realized and unrealized losses .........        (1.07)              --
                                               ---------------------------------
Total from investment operations ............         (.48)             .11
                                               ---------------------------------
Less distributions from:
 Net investment income ......................         (.59)(e)         (.10)
 Net realized gains .........................           --(g)            --
                                               ---------------------------------
 Total distributions ........................         (.59)            (.10)
                                               ---------------------------------
Net asset value, end of year ................  $     10.45      $     11.52
                                               =================================
Total return(b) .............................        (4.27)%            .96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............  $    92,099      $    15,487
Ratios to average net assets:
 Expenses ...................................         1.17%            1.18%(c)
 Net investment income ......................         5.44%            5.06%(c)
Portfolio turnover rate .....................        25.35%           18.55%

(a) Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period January 1, 1999 (effective date) to February 28, 1999 for Class B.

(e) Includes distributions in excess of net investment income in the amount of $.003.

(f) Includes distributions in excess of net investment income in the amount of $.008.

(g) The fund made a capital gain distribution of $.003.


FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND (CONT.)

                                                                     YEAR ENDED FEBRUARY 29,
                                               --------------------------------------------------------------------
CLASS C                                          2000(a)          1999       1998          1997        1996(d)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........  $   11.56      $   11.75    $   11.26    $   11.24      $  10.81
                                               --------------------------------------------------------------------

Income from investment operations:
 Net investment income ......................        .59            .60          .63          .66           .56
 Net realized and unrealized gains (losses)..      (1.08)          (.18)         .48          .03           .42
                                               --------------------------------------------------------------------
Total from investment operations ............       (.49)           .42         1.11          .69           .98
                                               --------------------------------------------------------------------
Less distributions from:
 Net investment income ......................       (.59)(e)       (.59)        (.62)        (.67)(e)      (.55)
 Net realized gains .........................         --(f)        (.02)          --           --            --
                                               --------------------------------------------------------------------
Total distributions .........................       (.59)          (.61)        (.62)        (.67)         (.55)
                                               --------------------------------------------------------------------
Net asset value, end of year ................  $   10.48      $   11.56    $   11.75    $   11.26      $  11.24
                                               ====================================================================

Total return(b) .............................      (4.41)%         3.69%       10.15%        6.36%         9.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............  $ 540,932      $ 631,974    $ 423,264    $ 194,400      $ 48,163
Ratios to average net assets:
 Expenses ...................................       1.17%          1.18%        1.18%        1.18%         1.18%(c)
 Net investment income ......................       5.35%          5.07%        5.38%        5.78%         6.07%(c)
Portfolio turnover rate .....................      25.35%         18.55%       15.84%        6.98%         9.23%

(a) Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period May 1, 1995 (effective date) to February 29, 1996.

(e) Includes distributions in excess of net investment income in the amount of $.003.

(f) The fund made a capital gain distribution of $.003.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 98.8%
     BONDS 94.2%

     ALABAMA .7%
     Alabama State IDA, Solid Waste Disposal Revenue, Pine City Fiber Co., Boise Cascade Corp.,
      6.45%, 12/01/23 ................................................................................  $ 10,400,000   $   9,684,272
     Jefferson County Sewer Revenue, wts., Series D, FGIC Insured, 5.75%, 2/01/27 ....................     5,000,000       4,788,850
     Marshall County Health Care Authority Hospital Revenue, Boaz-Albertville Medical Center,
      Refunding, 6.20%, 1/01/08 ......................................................................     3,300,000       3,142,557
     Mobile IDB, Solid Waste Disposal Revenue, Mobile Energy Service Co. Project, Refunding,
      6.95%, 1/01/20 .................................................................................    46,500,000      20,460,000
                                                                                                                       -------------
                                                                                                                          38,075,679
                                                                                                                       -------------
     ALASKA 1.1%
     Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
      Regional Power,
        5.70%, 1/01/12 ...............................................................................     2,000,000       1,881,720
        5.80%, 1/01/18 ...............................................................................     1,245,000       1,104,440
        5.875%, 1/01/32 ..............................................................................     5,100,000       4,343,109
     Alaska Industrial Development and Export Authority Revenue, American President Lines Project,
      Refunding, 8.00%, 11/01/09 .....................................................................     6,685,000       6,714,280
     Alaska Industrial Development and Export Authority, Revolving Fund, Series A, 6.20%, 4/01/10 ....       745,000         764,482
     Alaska State HFC,
        Refunding, Series A, MBIA Insured, 6.00%, 12/01/15 ...........................................     3,235,000       3,249,234
        Refunding, Series A, MBIA Insured, 5.875%, 12/01/24 ..........................................     5,000,000       4,850,500
        Refunding, Series A, MBIA Insured, 5.875%, 12/01/30 ..........................................    12,475,000      11,886,929
        Refunding, Series A, MBIA Insured, 6.10%, 12/01/37 ...........................................    22,000,000      21,583,760
        Series A, MBIA Insured, 5.85%, 12/01/15 ......................................................     4,670,000       4,631,613
                                                                                                                       -------------
                                                                                                                          61,010,067
                                                                                                                       -------------
     ARIZONA 5.9%
     Apache County IDA,
        IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 .............................    16,500,000      13,814,130
        PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 .............................    53,150,000      44,284,049
        PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 ............................    38,950,000      32,267,349
     Arizona Health Facilities Authority Revenue, Bethesda Foundation Project, Series A,
        6.375%, 8/15/15 ..............................................................................       400,000         362,264
        6.40%, 8/15/27 ...............................................................................     4,000,000       3,445,640
     Coconino County PCR, Tucson Electric Power Navajo, Refunding,
        Series A, 7.125%, 10/01/32 ...................................................................    21,125,000      21,467,225
        Series B, 7.00%, 10/01/32 ....................................................................     7,500,000       7,609,050
     Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ........................................     4,000,000       3,081,320
     Gilbert Water Resources Municipal Property Corp. Water and Wastewater System Revenue,
      sub. lien, 6.875%,
        4/01/14 ......................................................................................     1,000,000       1,007,716
        4/01/16 ......................................................................................     1,000,000       1,006,800
     Maricopa County IDA, Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
      Series A, 5.00%, 7/01/16 .......................................................................     6,500,000       5,065,710
     Maricopa County PCC, PCR, Public Service Co. of Colorado,
        Palo Verde, Refunding, Series A, 6.375%, 8/15/23 .............................................     8,500,000       8,041,085
        Refunding, Series A, 5.75%, 11/01/22 .........................................................    19,800,000      17,227,584
     Maricopa County Rural Road ID, Pre-Refunded, 8.625%, 7/01/07 ....................................     3,890,000       4,061,705
     Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 ......................    24,000,000      23,288,400
     Pima County IDAR, Tucson Electric Power Co. Project,
        Series A, 6.10%, 9/01/25 .....................................................................     3,990,000       3,455,939
        Series B, 6.00%, 9/01/29 .....................................................................    94,690,000      81,275,268
        Series C, 6.00%, 9/01/29 .....................................................................    53,500,000      45,920,655
     Red Hawk Canyon Community Facility Revenue, 7.625%, 6/01/05 .....................................    13,060,000      13,093,956
     Salt River Project Agricultural Improvement and Power District Electric System Revenue,
      Series A, 6.00%, 1/01/31 .......................................................................     5,000,000       4,964,750
                                                                                                                       -------------
                                                                                                                         334,740,595
                                                                                                                       -------------
     ARKANSAS .3%
     Baxter County IDR, Aeroquip/Trinova Corp. Project, Refunding, 5.80%, 10/01/13 ...................     2,400,000       2,344,848
     Conway Hospital Revenue, Refunding, 8.375%, 7/01/11 .............................................     1,000,000       1,033,200
     Independence County PCR, Arkansas Power and Light Co. Project, Refunding, 6.25%, 1/01/21 ........     5,000,000       4,797,400
     Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 .................     9,400,000       8,557,384
                                                                                                                       -------------
                                                                                                                          16,732,832
                                                                                                                       -------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     CALIFORNIA 7.3%
     Adelanto Water Authority Revenue, Water Systems Acquisition Project, sub. lien, Series A,
      7.50%, 9/01/28 .................................................................................  $ 21,330,000   $  25,133,992
     Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 ..............    12,750,000      13,287,413
     Antioch PFA, Reassessment Revenue, sub. lien, Series B, 5.85%, 9/02/15 ..........................     6,940,000       6,481,891
     Arroyo Grande Hospital System COP, Vista Hospital Systems,
        Refunding, Series A, 7.315%, 7/01/20 .........................................................    22,515,000      21,164,100
        Series A, 6.45%, 7/01/06 .....................................................................     2,500,000       2,337,500
     Avenal PFA Revenue, Refunding,
        7.00%, 9/02/10 ...............................................................................     1,585,000       1,575,712
        7.25%, 9/02/27 ...............................................................................     3,665,000       3,630,512
     Azusa RDA, Tax Allocation, Merged Area Project, Refunding, Series A, 6.75%, 8/01/23 .............     2,850,000       2,854,703
     Beaumont PFA Revenue, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ..........     4,565,000       4,978,726
     Benicia 1915 Act, Fleetside Industrial Park Assessment, Refunding,
        5.50%, 9/02/00 ...............................................................................       190,000         190,785
        5.65%, 9/02/01 ...............................................................................       205,000         205,203
        5.80%, 9/02/02 ...............................................................................       210,000         210,338
        5.90%, 9/02/03 ...............................................................................       220,000         220,480
        6.00%, 9/02/04 ...............................................................................       240,000         240,655
        6.10%, 9/02/05 ...............................................................................       250,000         251,388
        6.20%, 9/02/06 ...............................................................................       265,000         267,393
        6.30%, 9/02/07 ...............................................................................       285,000         288,731
        6.40%, 9/02/08 ...............................................................................       300,000         305,301
        6.50%, 9/02/09 ...............................................................................       320,000         327,274
        6.60%, 9/02/10 ...............................................................................       340,000         348,796
        6.70%, 9/02/11 ...............................................................................       360,000         369,875
        6.80%, 9/02/12 ...............................................................................       245,000         252,068
     California Educational Facilities Authority Revenue, Pooled College and University Financing,
      Series B, 6.125%, 6/01/09 ......................................................................     3,000,000       3,077,250
     California HFAR, MFHR, Series A, AMBAC Insured, 6.05%, 8/01/27 ..................................     2,000,000       1,970,920
     California Special Districts Association Finance Corp. COP, Series V, 7.50%, 5/01/13 ............       790,000         831,072
     California Statewide CDA, California State University Northridge, Refunding, AMBAC Insured,
      6.00%, 4/01/26 .................................................................................     2,500,000       2,512,550
     Capistrano USD, CFD,
        Special Tax No. 9, Pre-Refunded, 6.60%, 9/01/05 ..............................................       285,000         307,780
        Special Tax No. 9, Pre-Refunded, 6.70%, 9/01/06 ..............................................       280,000         303,274
        Special Tax No. 9, Pre-Refunded, 6.80%, 9/01/07 ..............................................       325,000         353,054
        Special Tax No. 9, Pre-Refunded, 6.90%, 9/01/08 ..............................................       260,000         282,833
        Special Tax No. 92-1, Pre-Refunded, 7.00%, 9/01/18 ...........................................     1,000,000       1,092,700
     Contra Costa County PFA Revenue, Refunding,
        6.625%, 9/02/10 ..............................................................................     2,295,000       2,366,811
        6.875%, 9/02/16 ..............................................................................     2,610,000       2,692,763
     Corona COP,
        Corona Community Hospital Project, ETM, 9.425%, 9/01/06 ......................................     7,255,000       8,225,284
        Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .............................     8,820,000      11,095,384
        Vista Hospital System, Refunding, Series B, 6.45%, 7/01/06 ...................................    11,100,000      10,378,500
        Vista Hospital System, Refunding, Series B, 7.315%, 7/01/20 ..................................    10,885,000      10,231,900
     Emeryville RDA, MFHR, Emery Bay Apartments II,
        Refunding, Series A, 5.85%, 10/01/28 .........................................................    14,935,000      13,344,721
        sub. lien, Refunding, Series B, 6.35%, 10/01/28 ..............................................     3,515,000       3,158,649
        sub. lien, Refunding, Series C, 7.875%, 10/01/28 .............................................     2,075,000       1,897,276
     Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Series A, Pre-Refunded,
      6.50%, 1/01/32 .................................................................................    37,675,000      41,065,750
     Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
      9/01/25 ........................................................................................     4,500,000       5,133,420
     Hawthorne CRDA, Hawthorne Plaza Project, Refunding, 8.50%, 7/01/20 ..............................     4,175,000       4,219,673
     Hesperia PFA Revenue, Series B, 7.375%, 10/01/23 ................................................     6,365,000       6,501,402
     Lake Elsinore 1915 Act, AD No. 93-1, Series A, 7.90%, 9/02/24 ...................................     6,000,000       6,092,460
     Long Beach Special Tax, CFD No. 2, 7.50%, 9/01/11 ...............................................     3,065,000       3,069,199
     Los Angeles County CFD No. 4 Special Tax, Improvement Area B, Series A, 9.25%, 9/01/22 ..........    29,100,000      29,390,418
     Los Angeles MFR, Refunding,
        Series J-1A, 7.125%, 1/01/24 .................................................................       145,000         140,544
        Series J-1B, 7.125%, 1/01/24 .................................................................       675,000         654,257

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     CALIFORNIA (CONT.)
     Los Angeles MFR, Refunding, (cont.)
        Series J-1C, 7.125%, 1/01/24 .................................................................  $  1,435,000   $   1,390,902
        Series J-2A, 8.50%, 1/01/24 ..................................................................       785,000         785,322
        Series J-2B, 8.50%, 1/01/24 ..................................................................     3,325,000       3,326,363
        Series J-2C, 8.50%, 1/01/24 ..................................................................     7,090,000       7,092,907
     Los Angeles Regional Airports Improvement Corp. Lease Revenue,
        Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ......................    25,000,000      23,553,750
        United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ..........................     9,500,000       9,866,415
     Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ...............................     2,335,000       2,471,831
     Orinda 1915 Act, AD No. 94-1, Oak Springs, 8.25%, 9/02/19 .......................................     2,784,000       2,807,246
  (e)Palmdale Special Tax CFD, No. 93-1 Ritter Ranch Project, Series A, 8.50%, 9/01/24 ...............    23,500,000      22,325,000
     Perris PFA, Local Agency Revenue, Series B,
        7.125%, 8/15/15 ..............................................................................     2,035,000       2,044,768
        7.25%, 8/15/23 ...............................................................................     4,095,000       4,128,210
     Riverside County COP, Airforce Village Project West Inc., Series A, Pre-Refunded, 8.125%,
        6/15/07 ......................................................................................     7,160,000       7,832,754
        6/15/12 ......................................................................................     5,290,000       5,787,048
     Roseville Special Tax, North Central CFD No. 1,
        5.75%, 9/01/23 ...............................................................................     3,000,000       2,534,190
        Pre-Refunded, 8.60%, 11/01/17 ................................................................    12,000,000      13,010,760
     San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
      Series A, 6.00%, 9/02/01 .......................................................................     1,450,000       1,454,713
        6.50%, 9/02/04 ...............................................................................     1,285,000       1,298,158
        7.00%, 9/02/17 ...............................................................................     2,710,000       2,727,452
     San Francisco Downtown Parking Corp. Parking Revenue,
        6.55%, 4/01/12 ...............................................................................     1,800,000       1,897,884
        6.65%, 4/01/18 ...............................................................................     2,150,000       2,249,416
     San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%, 1/01/33 .     5,930,000       4,688,732
     San Jose MFHR, Timberwood Apartments, Series B, 9.25%, 2/01/10 ..................................     1,500,000       1,508,820
     San Luis Obispo COP, Vista Hospital System Inc., 6.45%, 7/01/29 .................................    22,000,000      20,350,000
     San Ramon 1915 Act, Fostoria Parkway Reassessment District No. 9,
        6.30%, 9/02/03 ...............................................................................       120,000         124,590
        6.80%, 9/02/15 ...............................................................................       680,000         707,112
     South San Francisco RDA Tax Allocation, Gateway Redevelopment Project, Pre-Refunded,
      7.60%, 9/01/18 .................................................................................     2,000,000       2,177,560
     Vallejo Special Tax, CFD No. 198, Pre-Refunded, 8.90%, 8/01/21 ..................................     7,500,000       7,798,425
                                                                                                                       -------------
                                                                                                                         411,253,008
                                                                                                                       -------------
     COLORADO 2.3%
     Arvada Limited Sales and Use Tax Revenue, Pre-Refunded, 7.50%, 6/01/11 ..........................     2,485,000       2,572,472
     Arvada MFHR, Springwood Community Project, 6.45%, 2/20/26 .......................................     3,000,000       3,024,570
     Auraria Higher Education Center, Parking Facilities Revenue, Pre-Refunded,
        7.75%, 4/01/09 ...............................................................................     3,450,000       3,459,695
        7.875%, 4/01/12 ..............................................................................     1,600,000       1,604,640
     Colorado Health Facilities Authority Revenue,
        Beneficial Living System Inc., Series A, 10.125%, 10/01/20 ...................................    12,300,000      10,255,125
        Rocky Mountain Adventist Health Center, Refunding, 6.25%, 2/01/04 ............................     1,900,000       1,798,521
        Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.45%, 7/01/08 ...     1,135,000       1,029,263
        Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.75%, 7/01/20 ...     3,000,000       2,440,290
        Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.875%, 7/01/28 ..     5,290,000       4,228,667
     Colorado HFA,
        SF Program, Series A-2, 9.375%, 8/01/02 ......................................................       120,000         123,065
        SFMR, Series B-3, 9.75%, 8/01/02 .............................................................       110,000         109,496
        SFMR, Series C, 9.20%, 8/01/02 ...............................................................       190,000         194,575
        SFMR, Series C, 9.075%, 8/01/03 ..............................................................       420,000         432,566
     Denver City and County Airport Revenue,
        Series A, 8.25%, 11/15/12 ....................................................................     5,350,000       5,571,651
        Series A, 8.50%, 11/15/23 ....................................................................    29,060,000      30,187,819

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     COLORADO (CONT.)
     Denver City and County Airport Revenue, (cont.)
        Series A, 8.00%, 11/15/25 ....................................................................  $   135,000    $     139,783
        Series A, Pre-Refunded, 8.25%, 11/15/12 ......................................................      490,000          513,020
        Series A, Pre-Refunded, 8.50%, 11/15/23 ......................................................    2,740,000        2,873,383
        Series A, Pre-Refunded, 8.00%, 11/15/25 ......................................................       10,000           10,453
        Series D, 7.75%, 11/15/13 ....................................................................      500,000          567,790
        Series D, 7.75%, 11/15/21 ....................................................................    3,425,000        3,605,326
        Series D, Pre-Refunded, 7.75%, 11/15/21 ......................................................      765,000          815,452
     Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
      Series A, 6.875%, 10/01/32 .....................................................................    9,235,000        8,994,613
     Eagle County Airport Terminal Project Revenue, 7.50%, 5/01/21 ...................................    2,305,000        2,347,988
     Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
      6.95%, 8/01/19 .................................................................................   41,200,000       40,850,212
     Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 ................................    2,990,000        3,053,866
  (e)Villages Castle Rock Metropolitan District No. 4, Refunding, 8.50%, 6/01/31 .....................    3,000,000        1,692,570
                                                                                                                       -------------
                                                                                                                         132,496,871
                                                                                                                       -------------
     CONNECTICUT 2.2%
     Connecticut State Development Authority First Mortgage Revenue, East Hill Gladeview
      Health Project 86, Pre-Refunded,  9.75%, 12/15/16 ..............................................    2,530,000        2,617,563
     Connecticut State Development Authority PCR,
        Connecticut Light and Power, Refunding, Series B, 5.95%, 9/01/28 .............................   10,000,000        8,856,200
        Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 .............................   74,975,000       66,313,888
        Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ......................   12,500,000       11,056,000
     Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
      Project, 6.15%, 4/01/35 ........................................................................    3,000,000        2,879,340
     Connecticut State Health and Educational Facilities Authority Revenue,
        Sacred Heart University, Series C, 6.50%, 7/01/16 ............................................      420,000          428,875
        Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ..............................    1,580,000        1,705,120
        St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .....................................    5,650,000        4,511,525
        Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 ................................    2,300,000        2,133,733
     Connecticut State HFA, Housing Mortgage Finance Program,
        Series C-1, 6.30%, 11/15/17 ..................................................................   19,995,000       20,480,879
        Sub Series F-1, 6.00%, 5/15/17 ...............................................................    3,500,000        3,525,340
                                                                                                                       -------------
                                                                                                                         124,508,463
                                                                                                                       -------------
     FLORIDA 9.5%
     Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital, Series A,
        MBIA Insured, 5.80%, 12/01/26 ................................................................    2,990,000        2,902,782
     Beacon Tradeport CDD, Special Assessment,
        Commercial Project, Series A, 5.80%, 5/01/04 .................................................    4,350,000        4,228,722
        Commercial Project, Series A, 6.00%, 5/01/16 .................................................   27,760,000       25,560,853
        Commercial Project, Series A, 6.20%, 5/01/22 .................................................   23,590,000       21,628,963
        Industrial Project, Series B, 6.125%, 5/01/17 ................................................   15,305,000       14,324,868
        Industrial Project, Series B, 6.375%, 5/01/22 ................................................    8,835,000        8,288,732
     Brooks of Bonita Springs CDD,
        Capital Improvement Revenue, Series A, 6.20%, 5/01/19 ........................................   11,100,000       10,108,548
        District Florida Capital Improvement Revenue, Series B, 5.65%, 5/01/06 .......................    1,075,000        1,021,938
     Broward County Resource Recovery Revenue, Broward Waste Energy Co., LP, North Project,
      Series 1984, 7.95%, 12/01/08 ...................................................................   17,055,000       17,600,589
     Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 .........................    1,495,000        1,048,877
     Capron Trails CDD,
        9.375%, 12/01/01 .............................................................................      765,000          786,504
        9.50%, 12/01/10 ..............................................................................    5,795,000        5,974,819
     Cedar Hammock CDD, Capital Improvement Revenue, 6.375%, 11/01/04 ................................   24,315,000       24,181,997
     Championsgate CDD, Capital Improvement Revenue,
        Series A, 6.25%, 5/01/20 .....................................................................    2,835,000        2,594,847
        Series B, 5.70%, 5/01/05 .....................................................................    1,520,000        1,466,177
     East County Water Control District, Lee County Drain, Series 1991, Pre-Refunded,
        8.75%, 9/01/01 ...............................................................................    1,250,000        1,298,813
        8.625%, 9/01/11 ..............................................................................   10,565,000       11,006,300
     Falcon Trace CDD, Special Assessment,
        5.75%, 5/01/09 ...............................................................................    1,700,000        1,579,623
        6.00%, 5/01/20 ...............................................................................    3,695,000        3,267,378

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     FLORIDA (CONT.)
     Florida State Board of Education Capital Outlay,
        (b)Public Education, Refunding, Series D, 5.75%, 6/01/22 .....................................  $  5,000,000   $   4,907,250
        (b)Public Education, Refunding, Series D, 6.00%, 6/01/23 .....................................     5,000,000       5,094,100
    Public Education, Series B, 5.875%, 6/01/25 ......................................................     1,000,000         994,030
     Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
    Phase One, 8.00%, 5/01/20 ........................................................................     3,995,000       4,154,960
     Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
        10/01/24 .....................................................................................     4,700,000       4,408,976
        10/01/29 .....................................................................................     1,400,000       1,300,824
     Heritage Harbor CDD, Special Assessment Revenue,
        Series A, 6.70%, 5/01/19 .....................................................................     1,895,000       1,784,730
        Series B, 6.00%, 5/01/03 .....................................................................     2,325,000       2,295,914
     Heritage Isles CDD, Special Assessment Revenue, Series A, 5.75%, 5/01/05 ........................     2,000,000       1,940,780
     Heritage Palms CDD, Capital Improvement Revenue,
        5.40%, 11/01/03 ..............................................................................     3,845,000       3,729,650
        6.25%, 11/01/04 ..............................................................................     5,000,000       4,925,300
     Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
      Refunding, 5.25%, 11/15/28 .....................................................................     8,250,000       6,005,423
     Indian Trace CDD,
        Water and Sewer Revenue, Expansion, 6.875%, 4/01/10 ..........................................     9,800,000       9,820,972
        Water Management Special Benefit, Refunding, Sub Series B, 8.25%, 5/01/05 ....................     7,510,000       7,976,296
        Water Management Special Benefit, Refunding, Sub Series B, 8.25%, 5/01/11 ....................    12,760,000      13,423,520
     Indian Trail ID GO, Water Control and Improvement, Unit Development 18,
        6.875%, 8/01/10 ..............................................................................     1,085,000       1,072,479
        7.00%, 8/01/20 ...............................................................................     2,445,000       2,367,542
        7.25%, 8/01/31 ...............................................................................     5,725,000       5,539,109
     Indigo CDD, Capital Improvement Revenue,
        Refunding, Series A, 7.00%, 5/01/31 ..........................................................       980,000         945,063
        Series C, 7.00%, 5/01/30 .....................................................................     5,315,000       5,127,221
     Lakeland Retirement Community Revenue, First Mortgage, Carpenters Home, Refunding,
      Series A, 6.75%, 1/01/19 .......................................................................    15,345,000      14,019,345
     Lakewood Ranch CDD 2, Benefit Special Assessment,
        6.25%, 5/01/18 ...............................................................................    11,590,000      10,504,597
        Series A, 8.125%, 5/01/17 ....................................................................     9,985,000      10,460,386
        Series B, 8.125%, 5/01/17 ....................................................................     1,055,000       1,105,229
     Lakewood Ranch CDD 3, Special Assessment Revenue, 7.625%, 5/01/18 ...............................     6,050,000       6,168,399
     Manatee County IDR, Manatee Hospital and Health System Inc., Pre-Refunded, 9.25%, 3/01/21 .......     6,500,000       6,931,275
     Meadow Pointe II CDD, Capital Improvement Revenue,
        Series A, 5.25%, 8/01/03 .....................................................................       770,000         743,443
        Series B, 5.50%, 8/01/05 .....................................................................     3,675,000       3,501,209
     Mediterra South CDD, Capital Improvement Revenue, Series B,
        6.25%, 5/01/04 ...............................................................................    10,000,000       9,887,600
        6.95%, 5/01/31 ...............................................................................     7,000,000       6,774,390
 (b)Miami-Dade County IDAR, Special Facilities, United Airlines Inc. Project, 6.05%, 3/01/35 .........     8,000,000       8,011,840
     Mount Dora County Club CDD, Special Assessment Revenue,
        7.125%, 5/01/05 ..............................................................................     3,050,000       3,059,333
        7.75%, 5/01/13 ...............................................................................     1,765,000       1,818,321
     Naples Heritage CDD, Capital Improvement Revenue, 6.15%, 11/01/01 ...............................     1,390,000       1,385,538
     North Springs ID,
        Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%, 5/01/19 .................     1,300,000       1,297,114
        Special Assessment Revenue, Parkland Isles Project, Series B, 6.25%, 5/01/05 .................     3,245,000       3,206,774
        Water Management, Series A, Pre-Refunded, 8.20%, 5/01/24 .....................................     1,920,000       2,173,114
        Water Management, Series B, 8.30%, 5/01/24 ...................................................     1,685,000       1,745,239
     Northwood CDD, Special Assessment Revenue,
        6.40%, 5/01/02 ...............................................................................     2,320,000       2,308,702
        Series A, 7.125%, 5/01/00 ....................................................................       150,000         149,940
        Series B, 7.60%, 5/01/17 .....................................................................     1,530,000       1,529,755
     Orlando Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.80%, 5/01/26 ...     3,250,000       2,765,978
     Palm Beach County Health Facilities Authority Revenue, Abbey del Ray South Project, Refunding,
      8.25%, 10/01/15 ................................................................................     6,000,000       6,226,620
   (c)Palm Beach County Solid Waste IDR, Okeelanta Power and Light Co. Project, Series A,
         6.85%, 2/15/21 ..............................................................................    27,000,000      16,200,000

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     FLORIDA (CONT.)
     Pelican Marsh CDD, Special Assessment Revenue,
        Refunding, Series A, 5.00%, 5/01/11 ..........................................................  $  6,680,000   $   6,433,308
        Refunding, Series A, 5.50%, 5/01/16 ..........................................................     4,370,000       4,189,126
        Refunding, Series B, 5.25%, 5/01/09 ..........................................................       100,000          96,909
        Series A, ETM, 8.25%, 5/01/00 ................................................................       230,000         231,562
        Series A, ETM, 8.25%, 5/01/01 ................................................................       250,000         260,610
        Series A, ETM, 8.25%, 5/01/02 ................................................................       270,000         289,567
        Series A, ETM, 8.25%, 5/01/03 ................................................................       295,000         324,674
        Series A, ETM, 8.25%, 5/01/04 ................................................................       315,000         354,381
        Series A, Pre-Refunded, 8.25%, 5/01/16 .......................................................     6,590,000       7,521,694
        Series C, 7.00%, 5/01/19 .....................................................................    13,400,000      13,231,428
        Series D, 6.95%, 5/01/19 .....................................................................     7,075,000       6,949,348
     Piney-Z CDD, Capital Improvement Revenue,
        Series A, 7.25%, 5/01/19 .....................................................................       995,000         945,897
        Series B, 6.50%, 5/01/02 .....................................................................     5,845,000       5,769,483
     Reserve CDD,
        Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ...........................     4,180,000       4,303,979
        Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%, 12/01/22 ................     4,400,000       4,109,204
     River Ridge CDD, Capital Improvement Revenue, 5.75%, 5/01/08 ....................................     3,100,000       2,910,993
     Riverwood Community Development Revenue, Special AD, Series A,
        6.75%, 5/01/04 ...............................................................................     3,280,000       3,296,072
        7.75%, 5/01/14 ...............................................................................     1,220,000       1,230,053
     Saint Lucie West Services District Special Assessment Revenue, Port Saint Lucie, Water
      Management Benefit, Refunding, Series B,
        6.00%, 5/01/09 ...............................................................................     1,430,000       1,377,548
        6.25%, 5/01/25 ...............................................................................     5,080,000       4,677,410
     St. John's County IDA, Health Care, Glenmoor St. John's Project, Series A, 8.00%, 1/01/17 .......    10,375,000      10,176,319
     St. Lucie West Services District Capital Improvement Revenue,
        Cascades Project, 6.10%, 5/01/18 .............................................................     2,560,000       2,338,893
        Lake Charles Project, 6.375%, 8/01/02 ........................................................     2,230,000       2,177,305
        Lakeforest Project, 6.25%, 10/01/04 ..........................................................     9,180,000       9,008,242
        Road Project, 5.875%, 5/01/09 ................................................................     6,910,000       6,533,405
     St. Lucie West Services District Revenue, Port St. Lucie, Pre-Refunded, 7.875%, 5/01/20 .........    19,420,000      21,502,018
     St. Lucie West Services District Water Management Benefit Tax, Pre-Refunded, 7.70%, 5/01/25 .....     4,885,000       5,456,008
     Stoneybrook CDD, Capital Improvement Revenue,
        Series A, 6.10%, 5/01/19 .....................................................................       830,000         766,206
        Series B, 5.70%, 5/01/08 .....................................................................     2,510,000       2,387,462
     Sumter County IDAR, Little Sumter Utility Co. Project,
        6.75%, 10/01/27 ..............................................................................     2,915,000       2,578,842
        7.25%, 10/01/27 ..............................................................................     4,145,000       3,946,123
     Tampa Revenue, Aquarium Inc. Project, Pre-Refunded, 7.55%, 5/01/12 ..............................     8,900,000       9,560,380
     Village CDD No. 1, Capital Improvement Revenue,
        8.40%, 5/01/12 ...............................................................................       545,000         569,928
        8.00%, 5/01/15 ...............................................................................     2,425,000       2,506,480
     Village Center CDD, Recreational Revenue,
        Sub Series B, 6.25%, 1/01/13 .................................................................     7,665,000       7,259,138
        Sub Series B, 8.25%, 1/01/17 .................................................................     2,615,000       2,693,659
        Sub Series C, 7.375%, 1/01/19 ................................................................     2,640,000       2,537,330
     Westchase East CDD, Capital Improvement Revenue, 6.10%, 5/01/20 .................................     6,200,000       5,673,124
                                                                                                                       -------------
                                                                                                                         534,833,718
                                                                                                                       -------------
     GEORGIA .4%
     Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28 .....     1,470,000       1,091,225
     Chatham County Hospital Authority Revenue, Memorial Medical Center, Refunding and
     Improvement, Series A, AMBAC Insured,  5.70%, 1/01/19 ...........................................    10,000,000       9,619,700
     Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist
     Health Care System Project,
        6.25%, 10/01/18 ..............................................................................     6,000,000       5,084,640
        6.375%, 10/01/28 .............................................................................     9,000,000       7,391,160
     Tift County IDAR, Beverly Enterprises, 10.125%, 9/01/10 .........................................     1,215,000       1,267,986
                                                                                                                       -------------
                                                                                                                          24,454,711
                                                                                                                       -------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     HAWAII .2%
     Hawaii State Department of Transportation Special Facilities Revenue,
      Continental Airlines Inc., 9.70%, 6/01/20 ......................................................  $  6,500,000   $   6,676,345
     Hawaii State Special AD No. 17, AMBAC Insured, 9.50%, 8/01/11 ...................................     4,445,000       4,595,108
     Hawaiian Home Lands Department Revenue, Pre-Refunded, 7.60%, 7/01/08 ............................     1,315,000       1,389,008
                                                                                                                       -------------
                                                                                                                          12,660,461
                                                                                                                       -------------
     IDAHO .4%
     Nez Perce County PCR, Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ........................    22,360,000      20,560,244
                                                                                                                       -------------
     ILLINOIS 5.1%
     Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 .........    11,000,000      10,713,560
     Chicago O'Hare International Airport Special Facilities Revenue,
        American Airlines Inc. Project, 8.20%, 12/01/24 ..............................................     7,830,000       8,507,138
        United Airlines Inc. Project, Series A, 8.85%, 5/01/18 .......................................    14,495,000      15,172,061
        United Airlines Inc. Project, Series B, 8.85%, 5/01/18 .......................................     3,460,000       3,621,617
     Illinois Development Finance Authority Hospital Revenue, Adventist Health System,
      Sunbelt Obligation,
        5.65%, 11/15/24 ..............................................................................    23,750,000      18,891,938
        5.50%, 11/15/29 ..............................................................................    15,450,000      11,810,135
     Illinois Development Finance Authority PCR, Commonwealth Edison Co. Project,
      Refunding, Series 1991, 7.25%, 6/01/11 .........................................................     7,000,000       7,264,250
     Illinois Educational Facilities Authority Revenue, Osteopathic Health Systems,
        ETM, 7.125%, 5/15/11 .........................................................................     2,330,000       2,462,973
        Pre-Refunded, 7.25%, 5/15/22 .................................................................     7,000,000       7,930,650
     Illinois Health Facilities Authority Revenue,
        Northwestern Medical Center, MBIA Insured, Pre-Refunded, 6.625%, 11/15/25 ....................     6,500,000       7,034,300
        Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured, 6.25%, 11/15/20 ...............     9,000,000       9,071,010
        Sarah Bush Lincoln Health Center, Pre-Refunded, 7.25%, 5/15/12 ...............................     2,000,000       2,136,560
        Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ........................     3,370,000       3,272,641
        St. Elizabeth's Hospital, 6.25%, 7/01/16 .....................................................     1,215,000       1,145,004
        St. Elizabeth's Hospital, 6.375%, 7/01/26 ....................................................     6,695,000       6,141,658
        Thorek Hospital and Medical Center, Refunding, 5.25%, 8/15/18 ................................     5,125,000       3,853,590
        Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ...............................     8,595,000       6,150,582
     Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
      Expansion Project, Refunding, Series A,  FGIC Insured, 5.25%, 12/15/28 .........................    21,000,000      18,159,540
     Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
      Convention Center,
        5.75%, 7/01/06 ...............................................................................     1,650,000       1,688,990
        6.25%, 7/01/17 ...............................................................................    11,000,000      11,737,110
        7.00%, 7/01/26 ...............................................................................     7,500,000       8,419,800
     Robbins Resource Recovery Revenue, Restructuring Project,
        Series A, 6.829%, 10/15/16 ...................................................................    72,728,516      38,182,471
        Series B, 6.829%, 10/15/16 ...................................................................    28,458,984      14,940,967
        Series C, 7.25%, 10/15/09 ....................................................................    11,285,568      11,200,927
        Series C, 7.25%, 10/15/24 ....................................................................    48,794,510      46,903,723
        Series D, 7.00%, 10/15/09 ....................................................................    11,383,594      10,586,742
     Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ..................     2,425,000       1,819,696
                                                                                                                       -------------
                                                                                                                         288,819,633
                                                                                                                       -------------
     INDIANA .4%
     CRAWFORDSVILLE INDUSTRIAL EDR, KROGER CO., REFUNDING, 7.70%, 11/01/12 ...........................     5,000,000       5,351,000
     Goshen Industrial Revenue, Greencroft Hospital Association Inc., Refunding, 5.75%,
        8/15/19 ......................................................................................     3,000,000       2,420,010
        8/15/28 ......................................................................................     5,000,000       3,867,050
     Indiana Health Facility Financing Authority Hospital Revenue,
        Hancock Memorial Hospital Project, Series 1990, Pre-Refunded, 8.30%, 8/15/20 .................     2,935,000       3,045,121
        Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ..........................     1,500,000       1,149,405
     Indiana State Development Finance Authority Environmental Revenue, Refunding, Improvement-
      USX Corp. Project, 5.60%, 12/01/32 .............................................................     8,200,000       6,812,560
     White River Elementary Building Corp. First Mortgage, AMBAC Insured, 5.00%, 7/15/16 .............     1,000,000         905,310
                                                                                                                       -------------
                                                                                                                          23,550,456
                                                                                                                       -------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     KANSAS .2%
     Manhattan Health Care Facility Revenue, Meadowlark Hills Retirement, Series A,
        6.375%, 5/15/20 ..............................................................................  $  1,150,000   $     993,911
        6.50%, 5/15/28 ...............................................................................     1,750,000       1,498,788
     Prairie Village Revenue, Claridge Court Project, Series A, 8.75%, 8/15/23 .......................     5,730,000       6,133,621
                                                                                                                       -------------
                                                                                                                           8,626,320
                                                                                                                       -------------
     KENTUCKY .8%
     Adair County Public Hospital Corp. Revenue, Refunding and Improvement,
        5.40%, 1/01/12 ...............................................................................       460,000         405,798
        5.70%, 1/01/19 ...............................................................................     1,100,000         889,570
     Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
        8.10%, 12/01/15 ..............................................................................    11,000,000      11,244,200
        Series A, 7.50%, 2/01/20 .....................................................................    11,230,000      11,533,659
        Series B, 7.25%, 2/01/22 .....................................................................     3,595,000       3,645,761
     Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding  and Improvement, 5.875%, 10/01/22 ..................     7,835,000       5,948,880
     Powderly IDR, First Mortgage Revenue, Kroger Co., Refunding, 7.375%, 9/01/06 ....................       750,000         794,918
     Russell Health System Revenue,
        Franciscan Health Center, Series B, ETM, 8.10%, 7/01/01 ......................................       800,000         811,456
        Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 .........................................     1,000,000       1,004,440
        Pre-Refunded, 8.10%, 7/01/15 .................................................................     7,500,000       8,463,794
     Stanford Health Facilities Revenue, Beverly Project, Refunding, 10.375%, 11/01/09 ...............       800,000         839,608
                                                                                                                       -------------
                                                                                                                          45,582,084
                                                                                                                       -------------
     LOUISIANA 1.9%
     Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series A, 7.75%, 6/01/12 ...     1,190,000       1,238,695
     Iberville Parish PCR, Entergy Gulf States Inc. Project, Refunding, 5.70%, 1/01/14 ...............    15,500,000      14,050,130
     Lake Charles Harbor and Terminal District Port Facilities Revenue, Trunkline Co. Project,
      Refunding, 7.75%, 8/15/22 ......................................................................    35,000,000      37,683,100
     Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ..........     4,850,000       4,889,043
     St. Tammany Public Trust Financing Authority Revenue, Christwood Project, Refunding, 5.70%,
      11/15/28 .......................................................................................     4,000,000       3,064,440
     West Feliciana Parish PCR,
        Entergy Gulf States Project, Refunding, Series B, 6.60%, 9/01/28 .............................    15,750,000      14,939,505
        Gulf State Utility Co. Project, Series D, 5.80%, 12/01/15 ....................................     4,000,000       3,645,320
        Gulf State Utility Co. Project, Series D, 5.80%, 4/01/16 .....................................    19,600,000      17,806,796
        Series A, 7.50%, 5/01/15 .....................................................................     8,740,000       9,237,219
                                                                                                                       -------------
                                                                                                                         106,554,248
                                                                                                                       -------------
     MAINE .7%
     Maine State Finance Authority Solid Waste Disposal Revenue, Boise Cascade Corp. Project, 7.90%,
      6/01/15 ........................................................................................     5,000,000       5,085,050
     Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ............................     4,800,000       4,728,384
     Skowhegan PCR, S.D. Warren Co.,
        Series A, 6.65%, 10/15/15 ....................................................................    24,570,000      24,008,821
        Series B, 6.65%, 10/15/15 ....................................................................     4,940,000       4,827,170
                                                                                                                       -------------
                                                                                                                          38,649,425
                                                                                                                       -------------
     MARYLAND .7%
     Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding
      and Improvement,
        Series B, 8.50%, 9/01/03 .....................................................................     3,605,000       3,830,601
        Series B, 8.50%, 9/01/07 .....................................................................     5,340,000       5,982,509
        Series B, Pre-Refunded, 8.50%, 9/01/22 .......................................................     3,500,000       3,866,730
        Series C, FSA Insured, 6.00%, 9/01/21 ........................................................     5,000,000       4,982,050
     Maryland State CDA, Department of Housing and Community Development, Series A, 5.875%,
      7/01/16 ........................................................................................     3,905,000       3,882,351
     Maryland State Health and Higher Educational Facilities Authority Revenue, Roland Park Place
      Project, Refunding, 5.625%, 7/01/24 ............................................................     5,000,000       3,786,850
     Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B, 8.50%,
        9/01/03 ......................................................................................     3,770,000       3,993,900
        9/01/07 ......................................................................................     6,975,000       7,770,429
                                                                                                                       -------------
                                                                                                                          38,095,420
                                                                                                                       -------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                               AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     MASSACHUSETTS 1.8%
     Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,
      7.00%, 3/01/21 .................................................................................   $ 2,000,000   $   2,222,960
     Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue,
        Series A, 6.75%, 7/01/11 .....................................................................     4,435,000       4,610,936
        Series B, 6.75%, 7/01/17 .....................................................................     3,170,000       3,240,945
     Massachusetts State Development Finance Agency Resource, Recovery Revenue,
      Waste Management Inc. Project, Series B,  6.90%, 12/01/29 ......................................     3,000,000       2,962,200
     Massachusetts State Development Finance Agency Revenue,
        Berkshire Retirement Project, First Mortgage, 5.60%, 7/01/19 .................................     1,030,000         829,140
        Berkshire Retirement Project, First Mortgage, 5.625%, 7/01/29 ................................     1,620,000       1,226,356
        Loomis Community Project, First Mortgage, Refunding, Series A, 5.75%, 7/01/23 ................     3,500,000       2,787,540
        Loomis Community Project, First Mortgage, Series A, 5.625%, 7/01/15 ..........................     1,850,000       1,635,197
     Massachusetts State Health and Educational Facilities Authority Revenue,
        Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ..............................     5,000,000       4,966,800
        Framingham Union Hospital, Pre-Refunded, 8.50%, 7/01/10 ......................................     1,810,000       1,871,305
        Saint Memorial Medical Center, Refunding, Series A, 5.75%, 10/01/06 ..........................     3,250,000       2,943,005
        Saint Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23 ..........................     6,235,000       5,026,906
     Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Semass Project,
        Series A, 9.00%, 7/01/15 .....................................................................    15,490,000      16,528,759
        Series B, 9.25%, 7/01/15 .....................................................................    20,370,000      21,772,882
     Massachusetts State Industrial Finance Agency Revenue, Cape Cod Health Systems,
    Pre-Refunded, 8.50%, 11/15/20 ....................................................................     4,500,000       4,724,865
    (e)Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue, Massachusetts
    Paper Co. Project, senior lien, 8.50%, 11/01/12 ..................................................    42,402,544      22,049,323
                                                                                                                       -------------
                                                                                                                          99,399,119
                                                                                                                       -------------

     MICHIGAN 2.6%
     Cadillac Local Development Finance Authority Tax Increment Revenue, Refunding, 8.50%, 3/01/10 ...     5,425,000       5,680,355
      Detroit GO,
        City School District, Series A, AMBAC Insured, Pre-Refunded, 5.85%, 5/01/16 ..................     5,175,000       5,445,032
        Refunding, Series B, 6.375%, 4/01/07 .........................................................     7,535,000       7,860,060
        Refunding, Series B, 6.25%, 4/01/08 ..........................................................     3,000,000       3,103,620
        Series A, Pre-Refunded, 6.80%, 4/01/15 .......................................................     5,160,000       5,602,212
     Dickinson County, Memorial Hospital System Revenue, Pre-Refunded, 8.125%, 11/01/24 ..............     4,250,000       4,846,063
     Garden City Hospital Financing Authority Hospital Revenue, Refunding,
        5.625%, 9/01/10 ..............................................................................     2,000,000       1,701,080
        5.75%, 9/01/17 ...............................................................................     1,000,000         803,650
     Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
      MBIA Insured, Pre-Refunded,  6.125%, 1/15/21 ...................................................    11,770,000      12,500,093
     Michigan State Hospital Finance Authority Revenue,
        Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23 .................    18,000,000      17,964,540
        Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 .................     7,500,000       6,536,100
        Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 .................    30,205,000      26,237,271
        Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 .................       500,000         373,615
        Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ............................       500,000         356,230
        Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/28 ............................     7,000,000       4,834,270
        Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 .......................................     1,000,000         842,640
        Memorial Healthcare Center, Refunding, 5.875%, 11/15/21 ......................................     1,000,000         824,200
        Mercy Health Services, Series Q, AMBAC Insured, 5.75%, 8/15/16 ...............................     9,310,000       9,115,980
        Sinai Hospital, Refunding, 6.625%, 1/01/16 ...................................................     2,990,000       2,670,818
        Sinai Hospital, Refunding, 6.70%, 1/01/26 ....................................................     7,250,000       6,325,045
     Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co., Pollution Project,
      Refunding, Series BB, MBIA Insured,  6.20%, 8/15/25 ............................................     7,825,000       7,894,251
     Tawas City Hospital Finance Authority, Tawas St. Joseph's Hospital Project,
        Refunding, Series A, 5.60%, 2/15/13 ..........................................................     2,280,000       2,226,648
        Series A, 5.75%, 2/15/23 .....................................................................     4,125,000       3,977,325
     Wayne County Downriver Systems Sewer Disposal Revenue, Series A, Pre-Refunded, 7.00%,
      11/01/13 .......................................................................................     1,900,000       2,016,907
     Wayne County GO,
        IDA, Building Authority, Pre-Refunded, 8.00%, 3/01/17 ........................................     4,500,000       4,854,420

        South Huron Valley Wastewater Control, Refunding, 7.875%, 5/01/02 ............................     1,550,000       1,550,465
                                                                                                                       -------------
                                                                                                                         146,142,890
                                                                                                                       -------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                               AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     MINNESOTA 2.3%
     Burnsville Solid Waste Revenue, Freeway Transfer Inc. Project, 9.00%,
        10/01/00 .....................................................................................   $   120,000    $    121,800
        4/01/10 ......................................................................................     1,500,000       1,548,315
     Duluth Commercial Development Revenue, Duluth Radisson Hotel Project, Refunding, 8.00%, 12/01/15      5,000,000       3,927,900
     International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ................    10,500,000       8,918,280
     Maplewood Health Care Facility Revenue, Health East Project, 5.95%, 11/15/06 ....................     2,200,000       2,033,548
     Minneapolis CDA, Supported Development Revenue, Limited Tax,
        Series 2, 8.40%, 12/01/12 ....................................................................     2,675,000       2,721,813
        Series 3-A, 8.375%, 12/01/19 .................................................................       600,000         627,450
     Minneapolis Revenue, Walker Methodist Senior Services, Series A,
        5.875%, 11/15/18 .............................................................................     2,500,000       2,051,375
        6.00%, 11/15/28 ..............................................................................     4,750,000       3,775,110
     Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
      Fairview Hospital, Refunding, Series A,  MBIA Insured, 5.75%, 11/15/26 .........................    23,380,000      22,365,074
     Minnesota State HFA, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ..........     3,205,000       3,180,418
     Northwest Multi-County RDAR, Government Housing, Pooled Housing Project, 7.40%, 7/01/26 .........     5,165,000       3,873,750
     Robbinsdale MFHR, Copperfield Phase II Apartments, Refunding, 9.00%, 3/01/25 ....................     4,110,000       3,941,285
     Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 ......................     3,415,000       3,331,230
  (e)South Central Multi-County Housing and RDAR, Pooled Housing, 8.00%, 2/01/25 .....................    10,000,000       5,500,000
     St. Cloud IDR, Nahan Printing, 9.75%, 6/01/20 ...................................................     5,700,000       6,020,568
     St. Paul Housing and RDA, Housing Tax, 8.625%, 9/01/07 ..........................................     1,240,000       1,302,744
     St. Paul Port Authority Commercial Development, Theole Printing Project, 9.00%, 10/01/21 ........       560,000         564,323
     St. Paul Port Authority IDR,
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 ........................................        40,000          37,759
        SDA Enterprises, Series K, 10.25%, 10/01/10 ..................................................     1,095,000       1,013,499
        Series A-I, 8.50%, 12/01/01 ..................................................................       460,000         451,430
        Series A-I, 9.00%, 12/01/02 ..................................................................       260,000         256,183
        Series A-I, 9.00%, 12/01/12 ..................................................................     4,300,000       3,766,929
        Series A-II, 8.50%, 12/01/01 .................................................................       450,000         441,617
        Series A-II, 9.00%, 12/01/02 .................................................................       255,000         251,257
        Series A-II, 9.00%, 12/01/12 .................................................................     4,235,000       3,709,987
        Series A-III, 8.50%, 12/01/01 ................................................................       470,000         461,244
        Series A-III, 9.00%, 12/01/02 ................................................................       265,000         261,110
        Series A-III, 9.00%, 12/01/12 ................................................................     4,430,000       3,880,813
        Series A-IV, 8.50%, 12/01/01 .................................................................       365,000         358,200
        Series A-IV, 9.00%, 12/01/02 .................................................................       205,000         201,991
        Series A-IV, 9.00%, 12/01/12 .................................................................     3,375,000       2,956,601
        Series C, 10.00%, 12/01/01 ...................................................................       860,000         870,535
        Series C, 10.00%, 12/01/02 ...................................................................       715,000         723,759
        Series C, 10.00%, 12/01/06 ...................................................................     2,930,000       2,759,064
        Series C, 9.875%, 12/01/08 ...................................................................     3,100,000       2,901,321
        Series F, 8.00%, 9/01/00 .....................................................................        25,000          24,866
        Series F, 10.25%, 10/01/00 ...................................................................        70,000          69,888
        Series F, 8.00%, 9/01/01 .....................................................................        25,000          24,674
        Series F, 10.25%, 10/01/01 ...................................................................        80,000          79,736
        Series F, 8.00%, 9/01/02 .....................................................................        25,000          24,550
        Series F, 10.25%, 10/01/02 ...................................................................        90,000          89,151
        Series F, 8.00%, 9/01/19 .....................................................................     1,025,000         792,766
        Series I, 10.75%, 12/01/00 ...................................................................        15,000          14,997
        Series I, 10.75%, 12/01/01 ...................................................................        15,000          14,999
        Series I, 10.75%, 12/01/02 ...................................................................        15,000          14,925
        Series J, 9.50%, 12/01/01 ....................................................................        80,000          79,701
        Series J, 9.50%, 12/01/02 ....................................................................        95,000          94,079
        Series J, 9.50%, 12/01/11 ....................................................................     1,325,000       1,210,653
        Series L, 9.50%, 12/01/01 ....................................................................        40,000          39,850
        Series L, 9.75%, 12/01/01 ....................................................................        25,000          24,907
        Series L, 9.50%, 12/01/02 ....................................................................        45,000          44,564
        Series L, 9.75%, 12/01/02 ....................................................................        30,000          29,703

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     MINNESOTA (CONT.)
     St. Paul Port Authority IDR, (cont.)
        Series L, 9.50%, 12/01/14 ....................................................................  $  1,025,000    $    926,774
        Series L, 9.75%, 12/01/14 ....................................................................     1,530,000       1,389,439
        Series N, 10.00%, 12/01/01 ...................................................................        65,000          64,736
        Series N, 10.75%, 10/01/02 ...................................................................     1,020,000       1,015,553
        Series N, 10.00%, 12/01/02 ...................................................................        65,000          64,357
        Series N, 10.00%, 12/01/14 ...................................................................     1,405,000       1,283,229
        Series S, 9.625%, 12/01/01 ...................................................................        55,000          54,808
        Series S, 9.625%, 12/01/02 ...................................................................        60,000          59,411
        Series S, 9.625%, 12/01/14 ...................................................................     1,280,000       1,168,998
        Series T, 9.625%, 12/01/01 ...................................................................        30,000          29,890
        Series T, 9.625%, 12/01/02 ...................................................................        35,000          34,657
        Series T, 9.625%, 12/01/14 ...................................................................       910,000         831,085
     St. Paul Port Authority Lease Revenue, Mears Park Center Project, 6.50%,
        6/01/16 ......................................................................................     4,930,000       4,747,787
        6/01/26 ......................................................................................    10,660,000      10,169,533
     Victoria Private School Facility Revenue, Holy Family Catholic High School, Series A, 5.875%,
      9/01/29 ........................................................................................     4,000,000       3,508,720
                                                                                                                       -------------
                                                                                                                         129,131,268
                                                                                                                       -------------
     MISSISSIPPI 1.3%
     Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ..................    33,295,000      30,491,561
     Corinth and Alcorn County Hospital Revenue, Magnolia Regional Health Center Project,
        Refunding, Series A, 5.50%, 10/01/21 .........................................................     4,000,000       3,043,120
        Series B, 5.50%, 10/01/21 ....................................................................     1,000,000         760,780
     Lowndes County Hospital Revenue, Golden Triangle Medical Center, 8.50%, 2/01/10 .................     3,750,000       3,880,350
     Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
        5.875%, 4/01/22 ..............................................................................    24,900,000      21,301,701
        Refunding, 5.90%, 5/01/22 ....................................................................    12,475,000      10,703,176
                                                                                                                       -------------
                                                                                                                          70,180,688
                                                                                                                       -------------
     MISSOURI 1.4%
     Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
        Pre-Refunded, 6.25%, 12/01/16 ................................................................     1,000,000       1,077,290
        Pre-Refunded, 6.40%, 12/01/25 ................................................................     3,000,000       3,248,310
        Refunding, 5.25%, 12/01/20 ...................................................................    12,280,000      10,262,273
        Refunding, 5.25%, 12/01/26 ...................................................................     8,875,000       7,207,920
     Marshall IDA, Hospital Revenue, John Fitzgibbon Memorial Hospital, Pre-Refunded, 10.00%, 5/01/20      8,500,000       8,747,945
     Perry County GO, Perry Memorial Hospital, Pre-Refunded, 9.125%, 6/01/11 .........................     1,500,000       1,547,220
     St. Louis County IDA, Kiel Center, Refunding,
        7.625%, 12/01/09 .............................................................................     8,000,000       8,374,480
        7.75%, 12/01/13 ..............................................................................     5,175,000       5,419,933
        7.875%, 12/01/24 .............................................................................     6,000,000       6,287,100
     St. Louis Municipal Finance Corp. Leasehold Revenue,
        City Justice Center, Refunding, Series A, AMBAC Insured, 5.95%, 2/15/16 ......................     8,640,000       8,748,691
        Refunding, Series A, 6.00%, 7/15/13 ..........................................................    14,250,000      14,457,195
     West Plains IDA, Hospital Revenue,
        Ozarks Medical Center, 6.30%, 11/15/11 .......................................................     1,000,000         905,300
        Ozarks Medical Center, 6.75%, 11/15/24 .......................................................     1,870,000       1,635,839
        Ozarks Medical Center Project, Refunding, 5.50%, 11/15/12 ....................................       500,000         418,945
                                                                                                                       -------------
                                                                                                                          78,338,441
                                                                                                                       -------------
     MONTANA .3%
     Montana State Board of Housing SFM,
        Senior Bonds, Series B-2, 8.90%, 10/01/00 ....................................................        30,000          30,049
        Series A, FHA Insured, 8.275%, 10/01/03 ......................................................       260,000         267,696
     Montana State Board of Investments Resource Recovery Revenue, Yellowstone Energy Project, 7.00%,
      12/31/19 .......................................................................................    20,750,000      19,462,048
                                                                                                                       -------------
                                                                                                                          19,759,793
                                                                                                                       -------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     NEBRASKA .3%
     Kearney IDR, Great Platte River Road, 6.75%,
        1/01/23 ......................................................................................  $  9,000,000   $   7,195,500
        1/01/28 ......................................................................................     6,500,000       5,122,585
     Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical Center,
        6.375%, 12/15/08 .............................................................................     1,145,000       1,170,591
        Pre-Refunded, 6.375%, 12/15/08 ...............................................................       955,000       1,010,151
                                                                                                                         -----------
                                                                                                                          14,498,827
                                                                                                                         -----------
     NEVADA 2.7%
     Clark County IDR, Southwest Gas Corp., Series A, 6.50%, 12/01/33 ................................    13,775,000      13,038,313
     Clark County Special ID No. 108, Summerlin, 6.625%, 2/01/17 .....................................     7,550,000       7,462,571
     Henderson Local ID,
        No. 2, 9.50%, 8/01/11 ........................................................................     5,485,000       5,693,814
        No. T-1, Series A, 8.50%, 8/01/13 ............................................................    21,970,000      23,489,885
        No. T-10, 7.50%, 8/01/15 .....................................................................     7,220,000       7,193,214
        No. T-12, Series A, 7.375%, 8/01/18 ..........................................................    49,590,000      49,984,241
     Henderson Local Improvement Districts No. T-4C, Green Valley, Refunding, Series A, 5.90%,
      11/01/18 .......................................................................................     3,190,000       2,920,668
     Las Vegas Downtown RDA, Tax Increment Revenue, Fremont Street Project, Series A, 6.10%, 6/15/14 .     3,500,000       3,479,840
     Las Vegas Local Improvement Bond Special Assessment,
        ID No. 404, FSA Insured, 5.85%, 11/01/09 .....................................................     3,340,000       3,411,342
        ID No. 707, 6.60%, 6/01/05 ...................................................................       985,000       1,017,899
        ID No. 707, 6.70%, 6/01/06 ...................................................................     1,220,000       1,261,041
        ID No. 707, 6.80%, 6/01/07 ...................................................................     1,780,000       1,840,306
        ID No. 707, 7.10%, 6/01/16 ...................................................................     7,900,000       8,173,261
     Las Vegas Special Assessment ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ........................     7,300,000       7,522,796
     Nevada Housing Division, SF Program, Subordinated,
        FI/GML, Series A, 9.30%, 10/01/00 ............................................................        30,000          30,214
        FI/GML, Series A-1, 8.75%, 10/01/04 ..........................................................       185,000         191,281
        FI/GML, Series A-2, 9.375%, 10/01/00 .........................................................        30,000          30,227
        FI/GML, Series A-2, 8.65%, 10/01/01 ..........................................................       135,000         136,150
        FI/GML, Series A-3, 9.20%, 10/01/00 ..........................................................        55,000          55,359
        FI/GML, Series B, 9.50%, 10/01/01 ............................................................       105,000         106,813
        FI/GML, Series B-1, 7.90%, 10/01/05 ..........................................................       505,000         517,706
        FI/GML, Series C-1, 7.55%, 10/01/05 ..........................................................       630,000         628,249
        Series B-2, 9.65%, 10/01/02 ..................................................................        75,000          74,972
        Series C-1, 9.60%, 10/01/02 ..................................................................       145,000         145,467
     Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, 6.40%, 7/01/29 .......    15,415,000      15,436,273
                                                                                                                       -------------
                                                                                                                         153,841,902
                                                                                                                       -------------
     NEW HAMPSHIRE 2.6%
     New Hampshire Higher Education and Health Facilities Authority Revenue,
        Hillcrest Terrace, 7.50%, 7/01/24 ............................................................    18,450,000      17,750,745
        Hospital Littleton Hospital Association, Series B., 5.90%, 5/01/28 ...........................     2,000,000       1,543,240
        New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ........................     1,300,000       1,175,525
     New Hampshire State Business Finance Authority PCR,
        Connecticut Light and Power Co., Refunding, Series A, 5.85%, 12/01/22 ........................    21,000,000      18,162,270
        Public Service Co. of New Hampshire, Refunding, Series D, 6.00%, 5/01/21 .....................    28,000,000      25,329,080
        Public Service Co. of New Hampshire, Refunding, Series E, 6.00%, 5/01/21 .....................    21,800,000      19,720,498
        United Illuminating Co., Refunding, Series A, 5.875%, 10/01/33 ...............................     3,000,000       2,703,810
     New Hampshire State IDAR, Pollution Control,
        Connecticut Light and Power Co., 5.90%, 11/01/16 .............................................     5,400,000       4,844,934
        Connecticut Light and Power Co., 5.90%, 8/01/18 ..............................................     8,000,000       7,096,480
        Public Service Co. of New Hampshire Project, Series A, 7.65%, 5/01/21 ........................    10,970,000      11,252,916
        Public Service Co. of New Hampshire Project, Series C, 7.65%, 5/01/21 ........................    34,635,000      35,528,237
                                                                                                                       -------------
                                                                                                                         145,107,735
                                                                                                                       -------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     NEW JERSEY 3.0%
     Health Care Facilities Financing Authority Revenue, Trinitas Hospital
      Obligation Group, Refunding, 7.50%, 7/01/30 ....................................................  $  5,000,000   $   4,899,700
     Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
        Series 1, 6.00%, 1/01/19 .....................................................................     2,180,000       2,026,637
        Series 1, 6.00%, 1/01/29 .....................................................................     5,000,000       4,520,000
        Series 2, 6.125%, 1/01/19 ....................................................................     2,125,000       2,003,769
        Series 2, 6.125%, 1/01/29 ....................................................................     5,105,000       4,695,426
     New Jersey Economic Development Authority Special Facility Revenue, Continental
      Airlines Inc. Project,
        6.625%, 9/15/12 ..............................................................................    18,500,000      18,538,480
        6.25%, 9/15/19 ...............................................................................    36,220,000      33,051,837
        6.40%, 9/15/23 ...............................................................................    73,030,000      66,945,140
        6.25%, 9/15/29 ...............................................................................    21,325,000      18,977,118
     New Jersey EDA Revenue, First Mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ................     1,500,000       1,188,180
     New Jersey EDA, Lease Revenue, International Center for Public Health Project, University of
      Medicine and Dentistry, AMBAC Insured,  6.00%, 6/01/32 .........................................     9,965,000      10,001,671
     New Jersey Health Care Facilities Financing Authority Revenue, Lutheran Home, Series A,
        8.40%, 7/01/19 ...............................................................................     2,100,000       2,120,475
                                                                                                                       -------------
                                                                                                                         168,968,433
                                                                                                                       -------------
     NEW MEXICO 3.7%
     Farmington PCR,
        Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%, 12/01/16 .....    24,045,000      22,943,258
        Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 5.80%, 4/01/22 ......     8,500,000       7,421,435
        Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.40%, 8/15/23 ......    58,250,000      54,629,763
        Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.80%, 4/01/22 ......    19,500,000      17,025,645
        Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%, 4/01/22 .....    64,125,000      60,958,508
        Public Service Co. Project, Series A, 6.60%, 10/01/29 ........................................     6,000,000       5,803,080
        Tucson Electric Power Co., Series A, 6.95%, 10/01/20 .........................................    37,000,000      36,050,580
     New Mexico Mortgage Finance Authority SFM Program,
        Refunding, Series A-1, 7.90%, 7/01/04 ........................................................       300,000         306,753
        Series A, 9.50%, 9/01/00 .....................................................................        55,000          54,978
        Series A, 9.10%, 9/01/03 .....................................................................       475,000         488,552
        Series B, 9.30%, 9/01/00 .....................................................................        20,000          19,991
        Sub Series A, 9.55%, 9/01/02 .................................................................       380,000         385,160
     Rio Rancho Water and Wastewater Revenue, Series A, FSA Insured, Pre-Refunded, 5.90%, 5/15/15 ....     3,620,000       3,766,103
                                                                                                                       -------------
                                                                                                                         209,853,806
                                                                                                                       -------------
     NEW YORK 9.9%
     MTA Commuter Facilities Revenue, Grand Central Terminal, Refunding, Series 1, FSA Insured,
      5.70%, 7/01/24 .................................................................................    10,000,000       9,704,800
     MTA Service Contract Revenue,
        Commuter Facilities, Refunding, Series 5, 6.50%, 7/01/16 .....................................     3,860,000       3,959,048
        Commuter Facilities, Refunding, Series N, 6.80%, 7/01/04 .....................................     3,330,000       3,518,478
        Commuter Facilities, Refunding, Series N, 6.90%, 7/01/05 .....................................     3,050,000       3,225,802
        Transit Facilities, Refunding, Series N, 6.80%, 7/01/04 ......................................     2,330,000       2,461,878
        Transit Facilities, Refunding, Series N, 6.90%, 7/01/05 ......................................     2,470,000       2,612,371
        Transit Facilities, Refunding, Series N, 7.125%, 7/01/09 .....................................     7,830,000       8,333,782
     MTA Transit Facilities Revenue, Series A, MBIA Insured, 5.875%, 7/01/27 .........................    22,700,000      22,469,368
     New York City GO,
        Refunding, Series F, 6.00%, 8/01/11 ..........................................................    10,000,000      10,305,400
        Refunding, Series H, 6.25%, 8/01/15 ..........................................................    25,000,000      25,677,750
        Refunding, Series H, 6.125%, 8/01/25 .........................................................     5,600,000       5,574,632
        Refunding, Series J, 6.00%, 8/01/21 ..........................................................    10,000,000       9,857,200
        Series A, 6.125%, 8/01/06 ....................................................................     9,955,000      10,392,323
        Series A, 6.25%, 8/01/08 .....................................................................    10,000,000      10,479,800
        Series A, 7.25%, 3/15/20 .....................................................................       100,000         101,568
        Series A, 6.25%, 8/01/21 .....................................................................       845,000         849,132
        Series A, Pre-Refunded, 6.125%, 8/01/06 ......................................................       235,000         249,034
        Series A, Pre-Refunded, 7.25%, 3/15/20 .......................................................       230,000         233,694
        Series B, 7.00%, 2/01/18 .....................................................................     3,255,000       3,400,108
        Series B, 7.00%, 2/01/19 .....................................................................     3,375,000       3,521,678
        Series B, 7.00%, 2/01/20 .....................................................................     3,305,000       3,447,412

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     NEW YORK (CONT.)
     NEW YORK CITY GO, (CONT.)
        Series B, 6.00%, 8/15/26 .....................................................................  $  4,355,000   $   4,258,885
        Series B, Pre-Refunded, 6.75%, 10/01/15 ......................................................       100,000         106,173
        Series B, Pre-Refunded, 7.00%, 2/01/18 .......................................................       835,000         881,125
        Series B, Pre-Refunded, 7.00%, 2/01/19 .......................................................     1,625,000       1,714,765
        Series B, Pre-Refunded, 7.00%, 2/01/20 .......................................................     2,440,000       2,574,786
        Series B, Pre-Refunded, 6.00%, 8/15/26 .......................................................       645,000         683,539
        Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 .......................................    17,070,000      18,653,413
        Series B, Sub Series B-1, Pre-Refunded, 7.25%, 8/15/19 .......................................     5,000,000       5,513,250
        Series C, Pre-Refunded, 7.25%, 8/15/24 .......................................................     7,905,000       8,209,975
        Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/16 .......................................        55,000          58,612
        Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/17 .......................................       370,000         394,302
        Series C, Sub Series C-1, Pre-Refunded, 7.50%, 8/01/21 .......................................       435,000         468,473
        Series D, 6.00%, 2/15/10 .....................................................................     8,155,000       8,397,040
        Series D, 7.625%, 2/01/14 ....................................................................        40,000          42,420
        Series D, 7.50%, 2/01/18 .....................................................................         5,000           5,282
        Series D, Pre-Refunded, 7.70%, 2/01/11 .......................................................       150,000         160,326
        Series D, Pre-Refunded, 7.625%, 2/01/13 ......................................................       400,000         426,992
        Series D, Pre-Refunded, 7.625%, 2/01/14 ......................................................       810,000         864,659
        Series D, Pre-Refunded, 7.50%, 2/01/18 .......................................................       380,000         404,784
        Series D, Pre-Refunded, 7.50%, 2/01/19 .......................................................       330,000         351,523
        Series E, 6.25%, 2/15/07 .....................................................................     3,270,000       3,428,824
        Series E, 7.50%, 2/01/18 .....................................................................        45,000          47,536
        Series E, Pre-Refunded, 7.50%, 2/01/18 .......................................................       480,000         511,306
        Series F, 7.625%, 2/01/13 ....................................................................        45,000          47,747
        Series F, 7.625%, 2/01/15 ....................................................................        15,000          15,893
        Series F, 7.50%, 2/01/21 .....................................................................       110,000         115,891
        Series F, Pre-Refunded, 7.625%, 2/01/13 ......................................................       310,000         330,919
        Series F, Pre-Refunded, 7.625%, 2/01/14 ......................................................       275,000         293,557
        Series F, Pre-Refunded, 7.625%, 2/01/15 ......................................................        15,000          16,012
        Series F, Pre-Refunded, 7.50%, 2/01/21 .......................................................       575,000         612,502
        Series F, Pre-Refunded, 6.625%, 2/15/25 ......................................................     8,625,000       9,296,198
        Series G, 5.75%, 8/01/10 .....................................................................       505,000         510,898
        Series G, 6.125%, 10/15/11 ...................................................................    20,480,000      21,349,786
        Series G, 6.20%, 10/15/14 ....................................................................    10,000,000      10,276,100
        Series G, 7.50%, 2/01/22 .....................................................................        10,000          10,534
        Series G, Pre-Refunded, 7.50%, 2/01/22 .......................................................        50,000          53,214
        Series H, 7.20%, 2/01/15 .....................................................................       875,000         918,776
        Series H, 7.00%, 2/01/22 .....................................................................        10,000          10,425
        Series H, Pre-Refunded, 7.20%, 2/01/14 .......................................................       625,000         661,781
        Series H, Pre-Refunded, 7.20%, 2/01/15 .......................................................       500,000         529,425
        Series H, Pre-Refunded, 7.00%, 2/01/19 .......................................................     2,245,000       2,371,124
        Series H, Pre-Refunded, 7.00%, 2/01/20 .......................................................       280,000         295,467
        Series H, Pre-Refunded, 7.00%, 2/01/22 .......................................................        25,000          26,381
        Series I, 6.25%, 4/15/17 .....................................................................    23,865,000      24,327,742
        Series I, 6.25%, 4/15/27 .....................................................................     7,705,000       7,736,205
        Series I, Pre-Refunded, 6.25%, 4/15/17 .......................................................     1,505,000       1,612,969
        Series I, Pre-Refunded, 6.25%, 4/15/27 .......................................................    15,215,000      16,306,524
     New York City IDA,
        Civic Facility Revenue, Amboy Properties Corp. Project, Pre-Refunded, 9.625%, 6/01/15 ........     6,205,000       6,470,450
        Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ............     7,160,000       6,551,042
        IDR, La Guardia Association LP Project, Refunding, 6.00%, 11/01/28 ...........................     7,500,000       6,326,775
     New York State Dormitory Authority Revenue,
        City University System, Third General, Series 2, 6.00%, 7/01/26 ..............................     6,100,000       5,942,010
        Mental Health Services Facilities, Refunding, Series B, 5.625%, 2/15/21 ......................     7,360,000       6,883,440
        Mental Health Services Facilities, Series A, 6.00%, 8/15/17 ..................................    11,240,000      11,262,705
        Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ..................................     5,000,000       4,713,150
        State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 ........................     5,000,000       5,309,350


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                          PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS (CONT.)
     NEW YORK (CONT.)
     New York State HFA, Service Contract Obligation Revenue, Series A,
        6.00%, 3/15/26 ...............................................................................  $  4,975,000   $   4,785,055
        Pre-Refunded, 7.80%, 9/15/10 .................................................................     6,850,000       7,121,123
        Pre-Refunded, 7.80%, 9/15/20 .................................................................     9,715,000      10,099,520
     New York State HFAR, Refunding, Series A, 5.90%, 11/01/05 .......................................    12,515,000      12,633,517
     New York State Medical Care Facilities Finance Agency Revenue,
        Hospital and Nursing, Series B, FHA Insured, 6.95%, 2/15/32 ..................................     3,305,000       3,420,840
        Hospital and Nursing, Series B, Pre-Refunded, 6.95%, 2/15/32 .................................       695,000         737,159
        Montefiore Medical Center, Insured Mortgage, Series A, AMBAC/FHA Insured, 5.75%, 2/15/25 .....     6,175,000       5,953,132
     New York State Mortgage Agency Revenue, Homeowners Mortgage,
        Series 59, 6.10%, 10/01/15 ...................................................................     2,000,000       2,025,160
        Series 59, 6.15%, 10/01/17 ...................................................................     2,750,000       2,784,540
        Series 61, 5.80%, 10/01/16 ...................................................................     5,000,000       4,962,950
     New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
      5.70%, 1/01/27 .................................................................................    21,750,000      20,307,975
     Oneida County IDAR, Civic Facility, St. Elizabeth Medical,
        Series A, 5.75%, 12/01/19 ....................................................................     1,575,000       1,300,194
        Series A, 5.875%, 12/01/29 ...................................................................     2,750,000       2,206,820
        Series B, 6.00%, 12/01/19 ....................................................................     2,520,000       2,144,898
        Series B, 6.00%, 12/01/29 ....................................................................     7,560,000       6,178,108
     Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC
      Project, Refunding, 6.80%, 11/01/14 ............................................................     5,000,000       4,904,100
        7.00%, 11/01/30 ..............................................................................     7,000,000       6,776,490
     Port Authority of New York and New Jersey Special Obligation Revenue,
        2nd Installment, 6.50%, 10/01/01 .............................................................     1,000,000       1,010,050
        3rd Installment, 7.00%, 10/01/07 .............................................................     8,000,000       8,372,000
        4th Installment, Special Project, 6.75%, 10/01/11 ............................................       925,000         948,504
        5th Installment, 6.75%, 10/01/19 .............................................................    17,500,000      17,555,125
        Continental Airlines Inc., Eastern Project, La Guardia, 9.00%, 12/01/10 ......................    10,000,000      10,426,700
        Continental Airport Project, Eastern Project, La Guardia, 9.125%, 12/01/15 ...................    27,650,000      28,854,711
     TSASC Inc. New York, TFABS, Series 1, 6.25%,
        7/15/27 ......................................................................................    19,630,000      19,200,496
        7/15/34 ......................................................................................    22,375,000      21,667,279
     Ulster County IDA, Civic Facility Revenue, Benedictine Hospital Project, Series A,
        6.40%, 6/01/14 ...............................................................................       725,000         640,784
        6.45%, 6/01/24 ...............................................................................     1,950,000       1,659,411
     Warren and Washington Counties IDAR, Adirondack Resource Recovery Project,
      Refunding, Series A, 7.90%, 12/15/07 ...........................................................     1,060,000       1,062,639
                                                                                                                       -------------
                                                                                                                         559,457,520
                                                                                                                       -------------
     NORTH CAROLINA 1.3%
     Eastern Municipal Power Agency Power System Revenue,
        Refunding, Series D, 6.75%, 1/01/26 ..........................................................     5,000,000       4,939,200
        Series D, 6.70%, 1/01/19 .....................................................................     2,000,000       1,995,520
     North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding,
        Series A, 5.75%, 1/01/26 .....................................................................    37,500,000      32,531,250
        Series B, 5.75%, 1/01/24 .....................................................................    35,750,000      31,234,060
     North Carolina HFA, SF, Series II, GNMA Secured, 6.20%,
        3/01/16 ......................................................................................     2,750,000       2,779,288
        9/01/17 ......................................................................................     1,825,000       1,846,754
                                                                                                                       -------------
                                                                                                                          75,326,072
                                                                                                                       -------------
     NORTH DAKOTA .4%
     Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC
      Insured, 6.05%, 1/01/19 ........................................................................    24,655,000      24,734,389
                                                                                                                       -------------

     OHIO 4.6%
     Cleveland Airport Special Revenue, Continental Airlines Inc. Project, Refunding,
      5.70%, 12/01/19 ................................................................................    11,520,000       9,765,619
     Cuyahoga County Hospital Revenue, University Hospitals Health System, Refunding,
      Series B, MBIA Insured, 5.50%, 1/15/16 .........................................................    10,065,000       9,693,199

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                  PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO (CONT.)
Dayton Special Facilities Revenue, Emery Air Freight Corp.,
   Emery Worldwide Air Inc., Refunding,
   Series C, 6.05%, 10/01/09 .............................................      $  7,500,000      $  7,510,350
   Series E, 6.05%, 10/01/09 .............................................         4,000,000         4,005,520
Franklin County Health Care Facilities Revenue, Presbyterian
   Retirement Services,
   Refunding, 5.50%, 7/01/17 .............................................         3,100,000         2,483,348
   Refunding, 5.50%, 7/01/21 .............................................         4,700,000         3,665,389
   Series A, 6.625%, 7/01/13 .............................................         1,000,000           984,700
Lucas County Health Facilities Revenue, Presbyterian Retirement Services,
   Refunding, Series A,
   6.625%, 7/01/14 .......................................................         1,000,000           952,420
   6.75%, 7/01/20 ........................................................         2,000,000         1,892,200
Montgomery County Health Systems Revenue,
   Franciscan at Saint Leonard, Refunding, 5.50%, 7/01/18 ................         3,630,000         2,897,357
   Franciscan Medical Center-Dayton, Refunding, 5.50%, 7/01/18 ...........         1,900,000         1,516,523
   Refunding, Series B, 8.10%, 7/01/01 ...................................           600,000           608,592
   Refunding, Series B-1, 8.10%, 7/01/01 .................................           500,000           507,160
   Refunding, Series B-1, 8.10%, 7/01/18 .................................         1,955,000         2,072,241
   Series B-1, Pre-Refunded, 8.10%, 7/01/18 ..............................         4,345,000         5,071,658
   Series B-2, 8.10%, 7/01/18 ............................................         1,995,000         2,114,640
   Series B-2, Pre-Refunded, 8.10%, 7/01/18 ..............................         4,505,000         5,271,751
   St. Leonard, Series B, 8.10%, 7/01/18 .................................         3,100,000         3,285,907
   St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 ...................         6,500,000         7,606,300
Muskingum County Hospital Facilities Revenue, Franciscan Sisters,
   Refunding, Connie Lee Insured, 5.375%, 2/15/12 ..........................       1,200,000         1,181,796
Ohio State Air Quality Development Authority Revenue,
   Dayton Power and Light Co. Project, Refunding, 6.10%, 9/01/30 .........        17,900,000        17,230,003
   PCR, Cleveland Electric, Refunding, Series A, 6.10%, 8/01/20 ..........        10,400,000         9,256,312
   PCR, Cleveland Electric, Refunding, Series B, 6.00%, 8/01/20 ..........        39,760,000        35,353,399
   PCR, Toledo Edison, Refunding, Series A, 6.10%, 8/01/27 ...............         5,000,000         4,383,150
   PCR, Toledo Edison, Refunding, Series B, 8.00%, 5/15/19 ...............         5,265,000         5,387,043
Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
   9.00%, 6/01/21 ........................................................        16,650,000         8,325,000
Ohio State Water Development Authority PCR, Facilities Revenue,
   Cleveland Electric, Refunding, Series A, 6.10%, 8/01/20 ...............        18,000,000        16,020,540
   Cleveland Electric, Refunding, Series A, 8.00%, 10/01/23 ..............        27,700,000        29,586,093
   Toledo Edison, Series A, 8.00%, 5/15/19 ...............................         6,200,000         6,343,716
Ohio State Water Development Authority Revenue, Fresh Water Service,
   AMBAC Insured, 5.90%, 12/01/21 ..........................................       9,250,000         9,193,020
 Toledo-Lucas County Port Authority Airport Revenue, Burlington
   Air Express,
   Project 1, 7.00%, 4/01/04 .............................................         4,370,000         4,493,977
   Project 1, 7.25%, 4/01/09 .............................................         5,385,000         5,603,900
   Project 1, 7.375%, 4/01/14 ............................................         8,200,000         8,542,432
   Project 1, 7.50%, 4/01/19 .............................................        14,365,000        14,980,828
   Series 1, Pre-Refunded, 9.125%, 9/15/01 ...............................           510,000           532,654
   Series 1, Pre-Refunded, 9.125%, 9/15/13 ...............................         5,875,000         6,135,968
Toledo-Lucas County Port Authority Development Revenue, Northwest
   Ohio Bond Fund,
   Series A, Pre-Refunded, 8.625%, 5/15/10 ...............................         1,065,000         1,106,109
   Series B, 9.00%, 11/15/08 .............................................           765,000           777,370
   Series D, Pre-Refunded, 8.25%, 5/15/20 ................................         2,870,000         2,949,384
Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A,
   6.875%, 7/01/16 .........................................................       1,500,000         1,407,000
                                                                                                  ------------
                                                                                                   260,694,568
                                                                                                  ------------
OKLAHOMA .3%
Tulsa County Municipal Airport Revenue, American Airlines Inc.,
   7.375%, 12/01/20 ........................................................      12,845,000        12,993,231
Valley View Hospital Authority Revenue, Valley View Regional
   Medical Center, Refunding, 6.00%, 8/15/14 ...............................       4,000,000         3,586,280
                                                                                                  ------------
                                                                                                    16,579,511
                                                                                                  ------------
OREGON 1.4%
Klamath Falls Electric Revenue, Klamath Cogen, senior lien, Refunding,
   5.75%, 1/01/13 ........................................................         8,000,000         7,300,480
   5.875%, 1/01/16 .......................................................        19,400,000        17,109,636
   6.00%, 1/01/25 ........................................................        56,060,000        47,866,270
Oregon State Department of Administrative Services COP, Series A,
   AMBAC Insured, 6.00%, 5/01/26 ...........................................       9,400,000         9,399,060
                                                                                                  ------------
                                                                                                    81,675,446
                                                                                                  ------------


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                 PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                           AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
PENNSYLVANIA 4.8%
Allegheny County Hospital Development Authority Revenue,
   Allegheny Valley Health Facilities Management Co., 7.50%, 8/01/13 ...      $  9,100,000      $  8,565,466
   Allegheny Valley Hospital, 7.75%, 8/01/20 ...........................         2,100,000         1,914,465
Allegheny County IDAR, Environmental Improvement, USX Corp.,
   Refunding, 6.10%, 7/15/20 ...........................................         6,460,000         5,951,404
Chartiers Valley Industrial and Commercial Development Authority
   First Mortgage Revenue, Asbury Health Center, Refunding, 6.375%,
   12/01/19 ............................................................         1,000,000           874,700
   12/01/24 ............................................................         1,750,000         1,483,860
Chartiers Valley Industrial and Commercial Development Authority
   Revenue, Asbury Health Center Project, Refunding, 7.40%, 12/01/15 ...         5,250,000         5,849,393
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
   6.10%, 1/01/04 ......................................................         1,310,000         1,287,154
   6.10%, 1/01/06 ......................................................         2,140,000         2,066,662
   6.50%, 1/01/08 ......................................................           425,000           411,808
   6.10%, 7/01/13 ......................................................        20,500,000        18,391,370
   6.20%, 7/01/19 ......................................................         6,500,000         5,691,855
Franklin County IDA, Health Facilities Revenue, Encore Nursing Center,
   10.375%, 7/01/11 ....................................................           650,000           684,775
   Refunding, 10.375%, 7/01/11 .........................................         2,800,000         2,949,800
Gettysburg IDA Health Facilities Revenue, Encore Nursing Center,
   Refunding, 10.375%, 7/01/11 .........................................         3,000,000         3,160,500
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project,
   Refunding, Series A,
   MBIA Insured, 6.15%, 8/01/29 ........................................         4,000,000         4,009,160
Monroeville Hospital Authority Hospital Revenue, Forbes Health Systems,
   Refunding,
   5.75%, 10/01/05 .....................................................         1,000,000           943,900
   7.00%, 10/01/13 .....................................................         8,825,000         8,183,776
   6.25%, 10/01/15 .....................................................         4,545,000         4,192,126
Montgomery County Higher Education and Health Authority Revenue,
  First Mortgage, Holy Redeemer Long-Term Care, Series A, Pre-Refunded,
   8.20%, 6/01/06 ......................................................         1,465,000         1,563,404
  First Mortgage, Holy Redeemer Long-Term Care, Series A, Pre-Refunded,
   8.00%, 6/01/22 ......................................................         3,500,000         3,745,280
   St. Joseph's University, Pre-Refunded, 8.30%, 6/01/10 ...............         5,000,000         5,148,800
Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life
   Communities, 5.25%, 11/15/28 ........................................         2,500,000         1,844,975
Montgomery County IDAR, Resource Recovery, 7.50%, 1/01/12 ..............        10,000,000        10,193,900
Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
   6.25%, 9/01/04 ......................................................         5,000,000         5,072,100
   6.60%, 9/01/09 ......................................................        16,000,000        16,269,600
   6.70%, 9/01/14 ......................................................        20,760,000        21,163,782
   6.75%, 9/01/19 ......................................................        15,800,000        16,048,218
Pennsylvania EDA, Financing Resources Recovery Revenue, Colver Project,
   Series D, 7.125%, 12/01/15 ..........................................        10,000,000        10,193,600
Pennsylvania State Higher Educational Facilities Authority Health
   Services Revenue,
   Allegheny Delaware Valley Obligation Group, Series A, MBIA Insured,
    5.875%, 11/15/16 ...................................................        15,000,000        14,250,600
   University of Pennsylvania Health Services, Refunding, Series A,
    5.75%, 1/01/12 .....................................................         5,000,000         4,609,150
   University of Pennsylvania Health Services, Refunding, Series A,
    5.875%, 1/01/15 ....................................................         1,000,000           893,190
Philadelphia Gas Works Revenue,
   14th Series A, Pre-Refunded, 6.375%, 7/01/26 ........................           885,000           940,189
   Refunding, 14th Series, 6.375%, 7/01/26 .............................         1,965,000         1,924,305
Philadelphia GO, Refunding, Series B, 6.00%, 5/15/05 ...................         3,080,000         3,166,733
Philadelphia IDA, Health Care Facility Revenue, Pauls Run, Series A,
   5.85%, 5/15/13 ......................................................         2,200,000         1,905,486
   5.75%, 5/15/18 ......................................................         1,500,000         1,233,735
   5.875%, 5/15/28 .....................................................         2,500,000         1,987,050
Philadelphia Municipal Authority Revenue, Lease,
   Refunding, Series D, 6.30%, 7/15/17 .................................         3,500,000         3,381,560
   Sub. Series C, 8.625%, 11/15/16 .....................................         1,555,000         1,632,703
   Sub. Series D, 6.25%, 7/15/13 .......................................         3,000,000         2,951,760
Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ...        14,155,000        15,109,896
Schuylkill County IDA, Resource Recovery Revenue, Schuylkill Energy
   Resources Inc., 6.50%, 1/01/10 ......................................        27,190,000        26,723,148
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley
  Memorial Hospital Project, Series A, MBIA Insured,
   5.75%, 7/01/16 ......................................................         8,130,000         7,952,603
South Wayne County Water and Sewer Authority Revenue,
   Refunding, 8.20%, 4/15/13 ...........................................         8,055,000         8,056,611
Washington County IDA, PCR, West Pennsylvania Power Co., Series G,
   AMBAC Insured, 6.05%, 4/01/14 .......................................         5,025,000         5,128,917
                                                                                                 -----------
                                                                                                 269,703,469
                                                                                                 -----------


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                              PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                        AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
RHODE ISLAND .3%
Rhode Island Housing and Mortgage Finance Corp. Revenue,
   Homeownership Opportunity,
   Series 17-A, 6.25%, 4/01/17 .........................................      $ 5,000,000      $ 5,068,050
Rhode Island State Health and Educational Building Corp. Revenue,
   Hospital Financing Lifespan Obligation Group, MBIA Insured,
   5.75%, 5/15/23 ......................................................        5,000,000        4,736,350
   Landmark Medical Center, Asset Guaranteed, 5.875%, 10/01/19 .........        6,000,000        5,754,060
West Warwick GO, Series A,
   7.00%, 8/15/02 ......................................................          120,000          122,911
   7.30%, 7/15/08 ......................................................          845,000          896,993
                                                                                                ----------
                                                                                                16,578,364
                                                                                                ----------
SOUTH CAROLINA .3%
Charleston County Hospital Facilities First Mortgage Revenue,
   Sandpiper Village Inc.,
   8.00%, 11/01/13 .....................................................        3,410,000        3,212,970
Piedmont Municipal Power Agency Electric Revenue, Refunding,
   6.60%, 1/01/21 ......................................................        3,660,000        3,550,932
   Series A, AMBAC Insured, 6.55%, 1/01/16 .............................        4,110,000        4,061,749
South Carolina Jobs EDA, Health Facilities Revenue, 1st Mortgage
   Lutheran Homes, Refunding,
   5.65%, 5/01/18 ......................................................        3,200,000        2,614,848
   5.70%, 5/01/26 ......................................................        4,235,000        3,322,230
                                                                                                ----------
                                                                                                16,762,729
                                                                                                ----------
SOUTH DAKOTA .2%
South Dakota HDA Revenue, Homeownership Mortgage, Series A,
   6.125%, 5/01/17 .....................................................        5,000,000        5,026,550
South Dakota Health and Educational Facilities Authority Revenue,
   Prairie Lakes Health Care,
   Pre-Refunded, 7.25%, 4/01/22 ........................................        2,480,000        2,684,997
   Refunding, 7.25%, 4/01/22 ...........................................        1,020,000        1,026,344
                                                                                                ----------
                                                                                                 8,737,891
                                                                                                ----------
TENNESSEE .3%
Johnson City Health and Educational Facilities Board Revenue,
   Pine Oaks Assisted Project, Series A, GNMA Secured, 5.90%, 6/20/37 ..        2,620,000        2,403,509
Knox County Health, Educational and Housing Facilities Board MFHR,
   East Towne Village Project, GNMA Secured, 8.20%, 7/01/28 ............        3,020,000        3,087,195
Memphis-Shelby County Airport Authority Special Facilities and
   Project Revenue, Federal Express Corp., 7.875%, 9/01/09 .............        6,000,000        6,333,000
Metropolitan Government of Nashville and Davidson County GO, Public
   Improvements, 5.875%, 5/15/26 .......................................        5,000,000        4,904,500
Shelby County Health and Education Housing Facility Revenue, Beverly
   Enterprise, 10.125%, 12/01/11 .......................................        2,700,000        2,798,334
Tennessee HDA, Mortgage Finance, Series A, 6.90%, 7/01/25 ..............          200,000          207,848
                                                                                                ----------
                                                                                                19,734,386
                                                                                                ----------
TEXAS 2.8%
Alliance Airport Authority Special Facilities Revenue,
   7.50%, 12/01/29 .....................................................       10,000,000       10,208,500
Bexar County Health Facilities Development Corp. Revenue, Incarnate
   Word Health Services, Refunding, FSA Insured, ETM,
   6.00%, 11/15/15 .....................................................        8,750,000        9,205,700
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ............        4,190,000        4,295,798
Decatur Hospital Authority Hospital Revenue, Series A, 5.75%, 9/01/29 ..        5,000,000        3,832,700
El Paso HFC, SFMR, Refunding, Series A, 8.75%, 10/01/11 ................        3,300,000        3,455,859
Georgetown Health Facilities Development Corp. Revenue, Georgetown
   Healthcare System, Refunding, 6.25%, 8/15/29 ........................       10,975,000        8,895,128
Harris County Health Facilities Development Corp. Hospital Revenue,
   Memorial Hospital System Project, Refunding, Series A,  MBIA Insured,
   5.75%, 6/01/19 ......................................................       15,065,000       14,487,408
   5.50%, 6/01/24 ......................................................       12,000,000       10,966,200
Harris County Health Facilities Development Corp. Special Facilities
   Revenue, Medical Center Project, MBIA Insured, 6.00%, 5/15/20 .......        7,000,000        6,894,650
Nueces River Authority Environmental Improvement Revenue, Asarco Inc.
   Project, Refunding, 5.60%, 1/01/27 ..................................        8,640,000        6,811,603
   Series A, 5.60%, 4/01/18 ............................................        4,500,000        3,687,795
Nueces River Authority Water Supply Revenue, Facilities, Corpus Christi
   Lake Project, FSA Insured, 5.50%, 3/01/27 ...........................        7,500,000        6,889,425
Red River Authority PCR, West Texas Utilities Co. Project,
   Public Service Co. of Oklahoma, Central Power and Light Co.,
   Refunding,  MBIA Insured, 6.00%, 6/01/20 ............................        8,000,000        7,971,280
Sabine River Authority PCR, Southwestern Electric Power Co., Refunding,
   MBIA Insured, 6.10%, 4/01/18 ........................................        7,000,000        7,043,890
Sam Rayburn Municipal Power Agency Supply System Revenue, Refunding,
   Series A, 6.50%, 10/01/08 ...........................................          755,000          740,595
   Series A, 6.75%, 10/01/14 ...........................................       12,990,000       12,660,574



FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                              PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                        AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Sam Rayburn Municipal Power Agency Supply System Revenue,
   Refunding, (cont.)
   Series A, 6.25%, 10/01/17 .........................................      $  4,795,000      $  4,545,372
   Series B, 5.75%, 10/01/08 .........................................         1,315,000         1,258,836
   Series B, 6.125%, 10/01/13 ........................................         5,340,000         5,073,214
   Series B, 5.50%, 10/01/20 .........................................        11,255,000         9,837,208
Texas State GO, Veterans Housing Assistance Fund I, Refunding,
   6.15%, 12/01/25 ...................................................         7,430,000         7,433,641
Texas Water Development Board Revenue, State Revolving Fund,
   6.00%, 7/15/13 ....................................................         4,000,000         4,120,120
Tomball Hospital Authority Revenue, Refunding, 6.125%, 7/01/23 .......         8,750,000         7,441,175
Tyler Health Facilities Development Corp. Hospital Revenue,
   East Texas Medical Center Project, Series B, FSA Insured,
   5.60%, 11/01/27 ...................................................         3,450,000         3,150,747
                                                                                               -----------
                                                                                               160,907,418
                                                                                               -----------
U.S. TERRITORIES 3.8%
American Samoa EDA, Executive Office Building Revenue,
   10.125%, 9/01/08 ..................................................         2,040,000         2,074,435
District of Columbia GO,
   Refunding, Series A, 5.875%, 6/01/05 ..............................         3,935,000         3,992,097
   Refunding, Series A, 6.00%, 6/01/07 ...............................        10,905,000        11,095,838
   Refunding, Series B, 5.25%, 6/01/26 ...............................         5,000,000         4,183,300
   Series A, ETM, 5.875%, 6/01/05 ....................................         3,865,000         3,984,854
   Series A, ETM, 6.00%, 6/01/07 .....................................           870,000           904,565
   Series A, Pre-Refunded, 6.375%, 6/01/11 ...........................        22,770,000        24,408,302
   Series A, Pre-Refunded, 6.375%, 6/01/16 ...........................        27,230,000        29,189,199
   Series E, FSA Insured, 6.00%, 6/01/11 .............................         5,000,000         5,091,550
District of Columbia Hospital Revenue,
   Medlantic Healthcare Group, Refunding, Series A, MBIA Insured, ETM,
   5.70%, 8/15/08 ....................................................         6,500,000         6,626,295
   Medlantic Healthcare Group, Refunding, Series A, MBIA Insured, ETM,
   5.875%, 8/15/19 ...................................................         8,850,000         8,964,254
   Washington Hospital Center Corp., Series A, Pre-Refunded,
   7.00%, 8/15/05 ....................................................         2,000,000         2,107,220
   Washington Hospital Center Corp., Series A, Pre-Refunded,
   9.00%, 1/01/08 ....................................................        11,480,000        12,129,768
   Washington Hospital Center Corp., Series A, Pre-Refunded,
   8.75%, 1/01/15 ....................................................         3,750,000         3,956,288
   Washington Hospital Center Corp., Series A, Pre-Refunded,
   7.125%, 8/15/19 ...................................................         4,500,000         4,807,215
District of Columbia Redevelopment Land Agency Washington D.C.
   Sports Arena Special Tax Revenue, 5.625%, 11/01/10 ................           795,000           801,384
District of Columbia Revenue,
   Carnegie Endowment Revenue, 5.75%, 11/15/26 .......................         5,410,000         5,154,594
   Methodist Home Issue, 6.00%, 1/01/29 ..............................         4,750,000         3,908,395
Northern Mariana Islands Commonwealth Ports Authority Airport Revenue,
   senior lien, Series A, 6.25%, 3/15/28 .............................        14,830,000        13,866,643
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue,
   Series A, 6.85%, 3/15/28 ..........................................         8,980,000         8,655,463
Puerto Rico Commonwealth Infrastructure Financing Authority
   Special Tax Revenue, Series A, 7.75%, 7/01/08 .....................           700,000           709,996
Virgin Islands PFA Revenue,
   Matching Fund Loan Notes, Series A, Pre-Refunded, 7.25%, 10/01/18 .        14,000,000        15,136,940
   sub. lien, Fund Loan Notes, Refunding, Series E, 5.75%, 10/01/13 ..        15,000,000        14,253,750
   sub. lien, Fund Loan Notes, Refunding, Series E, 5.875%, 10/01/18 .         9,000,000         8,324,820
   sub. lien, Fund Loan Notes, Refunding, Series E, 6.00%, 10/01/22 ..        15,000,000        13,785,750
Virgin Islands Water and Power Authority Electric System Revenue,
   Series A, Pre-Refunded, 7.40%, 7/01/11 ............................           360,000           379,037
Virgin Islands Water and Power Authority Water System Revenue,
   Series B, Pre-Refunded, 7.60%, 1/01/12 ............................         4,000,000         4,328,080
                                                                                               -----------
                                                                                               212,820,032
                                                                                               -----------
UTAH .2%
Box Elder County PCR, Nucor Corp. Project, 6.90%, 5/15/17 ............         2,000,000         2,107,060
Carbon County Solid Waste Disposal Revenue, Laidlaw Environmental
   Services, Refunding, Series A, 7.45%, 7/01/17 .....................         2,500,000         2,574,025
Tooele County PCR, Laidlaw Environmental, Refunding, Series A,
   7.55%, 7/01/27 ....................................................         3,500,000         3,579,275
Utah State HFA, SFM,
   Series A-2, 9.625%, 7/01/02 .......................................            15,000            15,001
   Series A-2, 9.45%, 7/01/03 ........................................            20,000            20,044
   Series B, 9.50%, 7/01/00 ..........................................             5,000             5,021
   Series B-2, 9.50%, 7/01/02 ........................................             5,000             5,072
   Series B-2, 9.45%, 7/01/03 ........................................            25,000            25,064
   Series C-1, 9.375%, 7/01/00 .......................................             5,000             5,004

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                              PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                        AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
UTAH (CONT.)
Utah State HFA, SFM, (cont.)
   Series C-2, 9.05%, 7/01/03 ..........................................      $    55,000      $    56,647
   Series D-2, 9.00%, 7/01/03 ..........................................          135,000          139,008
   Series E, 9.50%, 7/01/00 ............................................            5,000            5,006
   Series E-1, 8.70%, 7/01/03 ..........................................          170,000          174,877
   Sub Series B-2, 8.70%, 7/01/04 ......................................          340,000          350,996
   Sub Series D, 8.45%, 7/01/04 ........................................          145,000          144,404
Weber County Municipal Building Authority Lease Revenue, Refunding,
   MBIA Insured, 5.75%, 12/15/19 .......................................        5,000,000        4,833,400
                                                                                                ----------
                                                                                                14,039,904
                                                                                                ----------
VIRGINIA .4%
Virginia Beach Development Authority Residential Care Facility Mortgage
   Revenue, Westminster Canterbury Project, Series A,
   7.125%, 11/01/23 ....................................................        5,000,000        4,830,550
   7.25%, 11/01/32 .....................................................        9,000,000        8,800,830
Virginia State HDA, Commonwealth Mortgage, Series D, Sub Series D-3,
   6.125%, 1/01/19 .....................................................        9,715,000        9,768,044
                                                                                                ----------
                                                                                                23,399,424
                                                                                                ----------
WASHINGTON .1%
Washington State Public Power Supply System Revenue, Nuclear Project
   No. 1, Series C, Pre-Refunded, 8.00%, 7/01/17 .......................        5,000,000        5,160,850
                                                                                                ----------
WEST VIRGINIA .3%
West Virginia State Hospital Finance Authority Hospital Revenue,
   Logan General Hospital Project, Refunding and Improvement,
   7.25%, 7/01/20 ......................................................       15,000,000       14,232,000
West Virginia State Water Development Authority Revenue, Solid Waste
   Management, Series C, 8.125%, 8/01/15 ...............................        2,290,000        2,354,876
                                                                                                ----------
                                                                                                16,586,876
                                                                                                ----------
WISCONSIN .5%
Wisconsin Housing and EDA, Homeownership Revenue, Series C,
   6.15%, 9/01/17 ......................................................        2,275,000        2,291,645
Wisconsin State Health and Educational Facilities Authority Revenue,
   Clement Manor, Refunding, 5.75%, 8/15/24 ............................        4,000,000        3,161,160
   Franciscan Health System Inc. Project, Pre-Refunded, 8.375%, 3/01/05         6,000,000        6,120,000
   Franciscan Health System Inc. Project, Pre-Refunded, 8.50%, 3/01/20 .        6,000,000        6,120,000
   Franciscan Skemp Medical Center Inc. Project, 6.25%, 11/15/20 .......        9,510,000        9,612,993
                                                                                                ----------
                                                                                                27,305,798
                                                                                                ----------
WYOMING .2%
Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A,
   6.05%, 7/15/26 ......................................................       10,500,000       10,229,310
Teton County Hospital District Hospital Revenue, Refunding and
   Improvement, 5.80%, 12/01/17 ........................................        1,965,000        1,638,260
Wyoming CDA, Housing Revenue, Series 1, 6.15%, 6/01/17 .................        1,000,000        1,015,040
                                                                                                ----------
                                                                                                12,882,610
                                                                                                ----------
TOTAL BONDS ............................................................                     5,319,514,394
                                                                                             -------------
ZERO COUPON BONDS 4.6%
CALIFORNIA 3.8%
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, 1/15/31 ............................        4,000,000          452,000
   Capital Appreciation, Refunding, 1/15/36 ............................        4,000,000          317,520
   Capital Appreciation, Refunding, MBIA Insured, 1/15/22 ..............       49,115,000       10,886,831
   Convertible Capital Appreciation, Refunding, 1/15/23 ................       35,000,000       16,281,300
   Convertible Capital Appreciation, Refunding, 1/15/34 ................        4,500,000          411,390
San Francisco City and County RDA, Lease Revenue, George R. Moscone
   Center,
   7/01/09 .............................................................        3,750,000        2,270,925
   7/01/10 .............................................................        4,500,000        2,561,805
   7/01/12 .............................................................        4,500,000        2,239,875
   7/01/13 .............................................................        4,250,000        1,973,318
   7/01/14 .............................................................        2,250,000          969,930



FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                               PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                         AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   junior lien, ETM, 1/01/04 ...........................................      $  7,400,000      $  6,139,114
   junior lien, ETM, 1/01/05 ...........................................         8,000,000         6,291,120
   junior lien, ETM, 1/01/06 ...........................................         9,000,000         6,699,510
   junior lien, ETM, 1/01/07 ...........................................         9,400,000         6,629,538
   junior lien, ETM, 1/01/08 ...........................................        10,400,000         6,942,624
   junior lien, ETM, 1/01/09 ...........................................        21,900,000        13,812,330
   junior lien, ETM, 1/01/10 ...........................................        15,000,000         8,936,400
   junior lien, ETM, 1/01/12 ...........................................        30,100,000        15,916,880
   junior lien, ETM, 1/01/24 ...........................................        52,700,000        12,473,563
   junior lien, ETM, 1/01/25 ...........................................        45,200,000        10,022,196
   junior lien, ETM, 1/01/26 ...........................................       131,900,000        27,454,985
   junior lien, ETM, 1/01/27 ...........................................       139,100,000        27,175,967
   senior lien, Refunding, Series A, 1/15/23 ...........................        20,000,000        11,957,800
   senior lien, Refunding, Series A, 1/15/24 ...........................        20,000,000        11,925,000
                                                                                                ------------
                                                                                                 210,741,921
                                                                                                ------------
FLORIDA .1%
Miami-Dade County Special Obligation,
   Capital Appreciation, Series B, MBIA Insured, 10/01/28 ..............        11,860,000         1,981,687
   Capital Appreciation, Series B, MBIA Insured, 10/01/29 ..............        20,000,000         3,130,000
   Capital Appreciation, Series B, MBIA Insured, 10/01/32 ..............         7,780,000           999,263
   Capital Appreciation, Series B, MBIA Insured, 10/01/33 ..............         2,000,000           240,400
   Capital Appreciation, Series B, MBIA Insured, 10/01/35 ..............         6,765,000           716,752
   sub. lien, Series B, MBIA Insured, 10/01/34 .........................         3,895,000           439,551
                                                                                                ------------
                                                                                                   7,507,653
                                                                                                ------------
NEBRASKA .2%
Kearney IDR, Great Platte River Road, Capital Appreciation, zero cpn. to
   1/01/06, 7.00% thereafter,
   1/01/11 .............................................................         4,255,000         2,559,553
   1/01/17 .............................................................         8,895,000         5,156,965
                                                                                                ------------
                                                                                                   7,716,518
                                                                                                ------------
NEW YORK .2%
MAC for City of Troy, Capital Appreciation, Series C, MBIA Insured,
   7/15/21 .............................................................           428,010           115,631
   1/15/22 .............................................................           649,658           169,853
Westchester Tobacco Asset Securitization Corp. Revenue, Capital
   Appreciation, zero cpn. to 7/15/02, 6.75% thereafter, 7/15/29 .......        15,000,000        12,707,250
                                                                                                ------------
                                                                                                  12,992,734
                                                                                                ------------
OHIO .1%
Akron COP, Akron Municipal Baseball Stadium Project, Capital
   Appreciation, zero cpn. to 12/01/01,
   6.30% thereafter, 12/01/05 ..........................................         1,700,000         1,561,688
   6.40% thereafter, 12/01/06 ..........................................         1,685,000         1,550,419
   6.50% thereafter, 12/01/07 ..........................................         1,750,000         1,615,670
   6.90% thereafter, 12/01/16 ..........................................         2,500,000         2,395,525
                                                                                                ------------
                                                                                                   7,123,302
                                                                                                ------------
SOUTH CAROLINA
Connector 2000 Association Inc. Toll Road Revenue, Series B,
   1/01/30 .............................................................           750,000            73,943
   1/01/33 .............................................................        20,750,000         1,620,575
                                                                                                ------------
                                                                                                   1,694,518
                                                                                                ------------

TENNESSEE .2%
Johnson City Health and Educational Facilities Board Hospital Revenue,
   Refunding, First Mortgage Mountain States Health, Series A, MBIA Insured,
   7/01/27 .............................................................        19,365,000         3,336,202
   7/01/28 .............................................................        19,400,000         3,133,876



    FRANKLIN TAX-FREE TRUST
    STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                               PRINCIPAL
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                     AMOUNT             VALUE
    --------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ZERO COUPON BONDS (CONT.)

    TENNESSEE (CONT.)
    Johnson City Health and Educational Facilities Board Hospital Revenue,
    Refunding, First Mortgage Mountain States Health, Series A,
     MBIA Insured, (cont.)
       7/01/29 .......................................................................      $   19,365,000      $    2,933,217
       7/01/30 .......................................................................          19,370,000           2,751,121
                                                                                                                --------------
                                                                                                                    12,154,416
                                                                                                                --------------
    TOTAL ZERO COUPON BONDS ..........................................................                             259,931,062
                                                                                                                --------------
    TOTAL LONG TERM INVESTMENTS (COST $5,798,706,843) ................................                           5,579,445,456
                                                                                                                --------------
(a)SHORT TERM INVESTMENTS .1%
    Fairfax County IDAR, Inova Services Inc., Series A, Weekly VRDN and
     Put, 3.80%, 1/15/22 .............................................................           1,500,000           1,500,000
    Long Island Power Authority Electric System Revenue, Sub Series 5,
     Daily VRDN and Put, 3.75%, 5/01/33 ..............................................           3,300,000           3,300,000
    Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc.,
       1st Stage, ACES, Refunding, Daily VRDN and Put, 3.80%, 9/01/06 ................             500,000             500,000
       1st Stage, Refunding, Series A, Daily VRDN and Put, 3.75%, 9/01/08 ............           1,400,000           1,400,000
    Lynchburg IDA, Hospital Facility First Mortgage Revenue, VHA Mid-Atlantic/Capital,
       Series A, AMBAC Insured, Weekly VRDN and Put, 3.95%, 12/01/25 .................             200,000             200,000
       Series C, AMBAC Insured, Weekly VRDN and Put, 3.95%, 12/01/25 .................             500,000             500,000
                                                                                                                --------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,400,000) ...................................                               7,400,000
                                                                                                                --------------
    TOTAL INVESTMENTS (COST $5,806,106,843) 98.9% ....................................                           5,586,845,456
    OTHER ASSETS, LESS LIABILITIES 1.1% ..............................................                              63,507,655
                                                                                                                --------------
    NET ASSETS 100.0% ................................................................                          $5,650,353,111
                                                                                                                ==============






    See glossary of terms on page 123.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(c) See Note 6 regarding defaulted securities.

(e) The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.




                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

                                                                                   YEAR ENDED FEBRUARY 29,
                                                        -----------------------------------------------------------------------
CLASS A                                                     2000(a),(d)       1999          1998           1997           1996
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............           $11.96             $11.92        $11.61         $11.68         $11.28
                                                          ---------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................              .60                .61           .63            .64            .65
 Net realized and unrealized gains (losses) ...             (.96)               .05           .32           (.06)           .39
                                                          ---------------------------------------------------------------------
Total from investment operations ..............             (.36)               .66           .95            .58           1.04
                                                          ---------------------------------------------------------------------
Less distributions from net investment income .             (.61)(e),(f)       (.62)         (.64)          (.65)          (.64)
                                                          ---------------------------------------------------------------------
Net asset value, end of year ..................           $10.99             $11.96        $11.92         $11.61         $11.68
                                                          =====================================================================
Total return(b) ...............................            (3.08)%             5.63%         8.37%          5.13%          9.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............         $617,407           $681,818      $636,929       $574,691       $564,864
Ratios to average net assets:
 Expenses .....................................              .65%               .65%          .66%           .64%           .65%
 Net investment income ........................             5.23%              5.06%         5.34%          5.58%          5.65%
Portfolio turnover rate .......................            21.21%              5.43%        12.77%          8.87%         12.04%




CLASS B
----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........           $10.89
                                                          ------
Income from investment operations:
 Net investment income ........................              .06
 Net realized and unrealized gains ............              .10
                                                          ------
Total from investment operations ..............              .16
                                                          ------
Less distributions from net investment income .             (.05)
                                                          ------
Net asset value, end of period ................           $11.00
                                                          ======
Total return(b) ...............................             1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............             $226
Ratios to average net assets:
 Expenses .....................................             1.20%(c)
 Net investment income ........................             4.66%(c)
Portfolio turnover rate .......................            21.21%


(a) Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c) Annualized
(d) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
(e) Includes distributions in excess of net investment income in the amount of $.006.
(f) The fund made a capital gain distribution of $.003.




FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)


FRANKLIN NEW JERSEY TAX-FREE INCOME FUND (CONT.)

                                                                                   YEAR ENDED FEBRUARY 29,
                                                       ---------------------------------------------------------------------------
CLASS C                                                  2000(a)          1999              1998              1997         1996(d)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............        $12.03            $11.98            $11.66            $11.72       $11.30
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................           .54               .54               .56               .57          .49
 Net realized and unrealized gains (losses)....          (.98)              .06               .33              (.05)         .40
                                                       ---------------------------------------------------------------------------
Total from investment operations ..............          (.44)              .60               .89               .52          .89
                                                       ---------------------------------------------------------------------------
Less distributions from net investment income..          (.54)(e),(f)      (.55)             (.57)             (.58)        (.47)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year ..................        $11.05            $12.03            $11.98            $11.66       $11.72
                                                       ===========================================================================

Total return(b) ...............................         (3.69)%            5.09%             7.84%             4.57%        8.02%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............       $46,403           $48,715           $28,139           $13,095       $4,542
Ratios to average net assets:
 Expenses .....................................          1.20%             1.21%             1.21%             1.21%        1.23%(c)
 Net investment income ........................          4.67%             4.50%             4.77%             5.01%        5.15%(c)
Portfolio turnover rate .......................         21.21%             5.43%            12.77%             8.87%       12.04%





(a)Based on average shares outstanding.
(b)Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c)Annualized
(d)For the period May 1, 1995 (effective date) to February 29, 1996.
(e)The fund made a capital gain distribution of $.003.
(f)Includes distributions in excess of net investment income in the amount of $.005.




                       See notes to financial statements.



FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                 PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                           AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.1%
BONDS 99.1%
Aberdeen Township, Refunding, FGIC Insured,
   5.70%, 2/01/22 ........................................................       $4,100,000       $3,994,712
Allamuchy Town Board of Education COP, MBIA Insured,
   6.00%, 11/01/14 .......................................................        1,000,000        1,018,010
Atlantic City Municipal Utilities Authority Revenue, Water
   System, Pre-Refunded,
   7.75%, 5/01/17 ........................................................        2,000,000        2,051,420
Atlantic County Improvement Authority Luxury Tax Revenue, Convention
   Center Project, MBIA Insured, ETM,
   7.40%, 7/01/16 ........................................................        9,500,000       11,115,760
Atlantic County Utilities Authority, Solid Waste Revenue,
   7.00%, 3/01/08 ........................................................        2,000,000        1,911,820
   7.125%, 3/01/16 .......................................................        6,600,000        6,191,064
Bedminister Township Board of Education COP, Pre-Refunded,
   7.125%, 9/01/10 .......................................................        2,000,000        2,092,760
Bergen County Utility Authority Solid Waste System Revenue, Series A,
   FGIC Insured, 6.25%, 6/15/11 ..........................................        1,325,000        1,382,704
Camden County Improvement Authority Health System Revenue,
   Catholic Health East, Series B, AMBAC Insured,
   5.00%, 11/15/28 .......................................................       11,600,000        9,757,572
Camden County Municipal Utilities Authority Sewer Revenue,
   Refunding, FGIC Insured,
   5.25%, 7/15/16 ........................................................        1,005,000          938,750
   5.125%, 7/15/17 .......................................................        4,560,000        4,167,019
   5.25%, 7/15/17 ........................................................        2,425,000        2,247,248
Cape May County IPC, Financing Authority Revenue, Atlantic City
   Electric Co., Refunding, Series A, MBIA Insured,
   6.80%, 3/01/21 ........................................................        5,400,000        6,036,606
Carteret Board of Education COP, MBIA Insured, Pre-Refunded,
   6.25%, 4/15/19 ........................................................        2,750,000        2,940,823
Church Street Corp. Keansburg Elderly Housing Mortgage Revenue, Refunding,
   5.625%, 3/01/11 .......................................................        1,890,000        1,860,365
Delaware River and Bay Authority Revenue, FGIC Insured,
   5.25%, 1/01/26 ........................................................       10,200,000        9,176,430
Delaware River Port Authority Pennsylvania and New Jersey Revenue,
   Delaware River Bridges Revenue, FSA Insured, 5.75%, 1/01/22 ...........        8,500,000        8,343,855
   Delaware River Bridges Revenue, FSA Insured, 5.75%, 1/01/26 ...........       10,000,000        9,762,600
   Series 1995, FGIC Insured, 5.50%, 1/01/26 .............................       21,000,000       19,812,030
Evesham Municipal Utilities Authority Revenue, Series B, MBIA Insured,
   7.00%, 7/01/10 ........................................................        3,000,000        3,022,410
Gloucester County Improvement Authority Solid Waste Resource
   Recovery Revenue, Waste Management Inc., Refunding,
   Project Series A, 6.85%, 12/01/29 .....................................        1,375,000        1,367,094
   Project Series B, 7.00%, 12/01/29 .....................................        1,250,000        1,242,850
Guam Power Authority Revenue, Refunding, Series A,
   5.25%, 10/01/34 .......................................................        4,000,000        3,357,600
Hamilton Township Board of Education COP, Series B, FSA Insured,
   7.00%, 12/15/15 .......................................................        4,670,000        4,845,779
Highland Park School District GO, Refunding, MBIA Insured,
   5.125%, 2/15/25 .......................................................        7,120,000        6,244,098
Howell Township GO, Refunding, FGIC Insured,
   6.80%, 1/01/14 ........................................................        1,750,000        1,838,708
Hudson County Improvement Authorities Facilities Lease Revenue,
   Hudson County Lease Project, FGIC Insured, Pre-Refunded,
   6.00%, 12/01/25 .......................................................        2,000,000        2,098,080
Hudson County Improvement Authority Solid Waste Systems Revenue,
   Koppers Site Project, Series A,
   6.125%, 1/01/29 .......................................................        6,510,000        5,911,536
(b)Jersey City GO, Series A, FSA Insured,
   5.625%, 3/01/20 .......................................................        1,000,000          974,830
Middlesex County COP, MBIA Insured,
   5.30%, 6/15/29 ........................................................        5,000,000        4,450,000
   Pre-Refunded, 6.125%, 2/15/19 .........................................        2,300,000        2,411,412
Middletown Township GO, Board of Education, MBIA Insured, 5.85%,
   8/01/24 ...............................................................        4,295,000        4,250,719
   8/01/25 ...............................................................        4,300,000        4,249,303
New Jersey EDA Revenue,
   Hillcrest Health Services System Project, Refunding, AMBAC Insured,
   5.375%, 1/01/16 .......................................................        2,500,000        2,368,400
   Jewish Community Housing Corp. Metropolitan Project,
   5.90%, 12/01/31 .......................................................        5,110,000        4,836,922
   Transportation Project, Sublease, Series A, FSA Insured,
   5.25%, 5/01/17 ........................................................        5,000,000        4,672,300
   Transportation Project, Sublease, Series A, FSA Insured,
   5.00%, 5/01/18 ........................................................        2,000,000        1,784,500
New Jersey EDA,
   Auto Parking Revenue, Blair Development Co., FGIC Insured,
   5.60%, 10/15/26 .......................................................        2,000,000        1,894,160
   EDR, School Revenue, Blair Academy, 1995 Project, Series N,
   6.90%, 12/01/11 .......................................................        3,370,000        3,500,958
   EDR, School Revenue, Blair Academy, 1995 Project, Series P,
   6.90%, 12/01/11 .......................................................          375,000          389,573
   Heating and Cooling Revenue, Trigen-Trenton Project, Series A,
   6.20%, 12/01/10 .......................................................        6,370,000        6,276,170
   Heating and Cooling Revenue, Trigen-Trenton Project, Series B,
   6.10%, 12/01/04 .......................................................        2,910,000        2,894,315
   Heating and Cooling Revenue, Trigen-Trenton Project, Series B,
   6.20%, 12/01/07 .......................................................        2,720,000        2,698,294
   Lease Revenue, International Center for Public Health Project,
   University of Medicine and Dentistry, AMBAC Insured,
   6.00%, 6/01/32 ........................................................        5,000,000        5,018,400
   Market Transition Facilities Revenue, senior lien, Series A,
   MBIA Insured,
   5.875%, 7/01/11 .......................................................        3,000,000        3,104,490
   Natural Gas Facilities Revenue, New Jersey Natural Gas Co. Project,
   Series A, AMBAC Insured,
   6.25%, 8/01/24 ........................................................        8,200,000        8,322,098
   PCR, Jersey Central Power and Light,
   7.10%, 7/01/15 ........................................................          550,000          575,905
   School Revenue, Blair Academy, 1995 Project, Series A, 5.85%, 9/01/16..        1,640,000        1,607,741


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                         AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New Jersey Eda, (cont.)
   State Lease Revenue, Liberty State Park Lease Rental, Refunding,
   AMBAC Insured,
   5.75%, 3/15/20 ........................................................     $4,605,000     $4,508,433
   State Lease Revenue, Liberty State Park Lease Rental, Refunding,
   AMBAC Insured,
   5.75%, 3/15/22 ........................................................      3,315,000      3,226,158
   Terminal Revenue, GATX Terminals Corp. Project, 6.65%, 9/01/22 ........      7,440,000      7,552,121
   Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
   Series A, MBIA Insured,
   5.80%, 3/01/24 ........................................................      1,000,000        975,970
   Water Facilities Revenue, Middlesex Water Co. Project, 7.25%, 7/01/21 .      6,000,000      6,234,300
New Jersey Health Care Facilities Financing Authority Revenue,
   Atlantic City Medical Center, Series C, 6.80%, 7/01/11 ................      2,500,000      2,598,075
   Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 ......      7,500,000      6,324,675
   Berkeley Heights Convalescent Hospital, AMBAC Insured, 5.00%, 7/01/26 .      6,000,000      5,072,820
   Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 .....................      5,725,000      4,844,495
   Cathedral Health Services, Pre-Refunded, 7.25%, 2/15/21 ...............      2,020,000      2,113,627
   Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ....      5,000,000      4,448,600
   Cathedral Health, Series A, FHA Insured, Pre-Refunded, 7.25%, 2/15/10 .      9,260,000      9,689,201
   Christian Health Care Center, Refunding, Series A, 5.50%, 7/01/18 .....      1,200,000        970,020
   East Orange General Hospital, Series B, 7.75%, 7/01/20 ................      5,445,000      5,551,504
   Elizabeth General Medical Center, Series C, Pre-Refunded,
   7.375%, 7/01/15 .......................................................      4,890,000      5,034,989
   Franciscan St. Mary's Hospital, 5.875%, 7/01/12 .......................      5,150,000      5,224,469
   Hackensack Medical Center, FGIC Insured, Pre-Refunded, 6.25%, 7/01/21 .      2,400,000      2,451,816
   Holy Name Hospital, 6.00%, 7/01/25 ....................................      3,000,000      2,611,110
   Holy Name Hospital, AMBAC Insured, 5.25%, 7/01/20 .....................      4,380,000      3,939,810
   Holy Name Hospital, Series B, AMBAC Insured, Pre-Refunded,
   7.00%, 7/01/08 ........................................................      2,000,000      2,058,240
   Jersey Shore Medical Center, Refunding, AMBAC Insured, 5.875%, 7/01/24.        975,000        950,898
   JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ..      7,855,000      6,644,387
   John F. Kennedy Health Systems, Obligation Group Revenue, FGIC Insured,
   5.70%, 7/01/25 ........................................................      5,000,000      4,780,400
   Medical Center at Princeton Obligation Group, AMBAC Insured,
   5.00%, 7/01/28 ........................................................      7,000,000      5,873,630
   Meridian Health Systems Obligation Group, FSA Insured,
   5.375%, 7/01/24 .......................................................      6,500,000      5,836,415
   Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29..     20,000,000     17,566,400
   Monmouth Medical Center, Series C, FSA Insured, Pre-Refunded,
   6.25%, 7/01/16 ........................................................      4,900,000      5,226,291
   Monmouth Medical Center, Series C, FSA Insured, Pre-Refunded,
   6.25%, 7/01/24 ........................................................      8,250,000      8,799,368
   New Jersey Geriatric Center of Workmen's Circle Inc.,
   Series A, FHA Insured,
   8.00%, 2/01/28 ........................................................        125,000        126,380
   Newcomb Medical Center, Series A, 7.875%, 7/01/03 .....................      2,075,000      2,120,090
   Pascack Valley Hospital Association, 5.125%, 7/01/28 ..................      6,000,000      4,276,260
   Pascack Valley Hospital, Pre-Refunded, 6.90%, 7/01/21 .................      3,565,000      3,733,910
   Shoreline Behavioral Health, MBIA Insured, 5.50%, 7/01/27 .............      1,500,000      1,382,745
   Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ...........      2,000,000      1,681,440
   St. Barnabas Health, Refunding, Series B, MBIA Insured, 5.00%, 7/01/24.      8,000,000      6,764,480
   St. Joseph's Hospital and Medical Center, Refunding,
   Connie Lee Insured,
   5.75%, 7/01/16 ........................................................      2,050,000      2,026,323
   St. Joseph's Hospital and Medical Center, Refunding,
   Connie Lee Insured,
   6.00%, 7/01/26 ........................................................      1,000,000        989,460
New Jersey State Building Authority Revenue, Refunding, 5.00%, 6/15/15 ...      5,000,000      4,616,800
New Jersey State Educational Facilities Authority Revenue,
   Jersey State College, Series D, MBIA Insured, Pre-Refunded,
   6.125%, 7/01/22 .......................................................      2,000,000      2,095,180
   New Jersey Institute of Technology Revenue, Refunding, Series A,
   MBIA Insured,
   6.00%, 7/01/24 ........................................................      1,455,000      1,457,124
   New Jersey Institute of Technology, Series A, MBIA Insured,
   6.00%, 7/01/15 ........................................................      4,000,000      4,064,760
   Princeton University, Series C, 5.25%, 7/01/25 ........................      1,760,000      1,579,424
   Rider College, Series D, AMBAC Insured, 6.20%, 7/01/17 ................      3,000,000      3,046,200
   Rowan College, Series E, AMBAC Insured, 6.00%, 7/01/26 ................      9,810,000      9,821,772
   Seton Hall University Project, Refunding, Series E, MBIA Insured,
   5.60%, 7/01/16 ........................................................      1,500,000      1,474,680
   Seton Hall University Project, Series D, 7.00%, 7/01/21 ...............      2,665,000      2,796,411
   Seton Hall University Project, Series D, Pre-Refunded, 7.00%, 7/01/21 .      1,735,000      1,820,553
   St. Peters College, Series B, 5.50%, 7/01/27 ..........................      2,000,000      1,736,540
   Stevens Institute of Technology, Series I, 5.00%, 7/01/18 .............      1,100,000        937,233
   Stevens Institute of Technology, Series I, 5.00%, 7/01/28 .............      1,575,000      1,279,420
   Trenton State College, Series B, AMBAC Insured, Pre-Refunded,
   6.125%, 7/01/24 .......................................................      7,000,000      7,375,760
   University of Medical Dentistry, Series C, AMBAC Insured,
   5.20%, 12/01/19 .......................................................      1,000,000        893,430
   University of Medical Dentistry, Series C, AMBAC Insured,
   5.125%, 12/01/29 ......................................................      2,700,000      2,321,379
(b)New Jersey State Facilities Educational Authority Revenue, Bloomfield
   College, Series A,
   6.85%, 7/01/30 ........................................................      1,400,000      1,414,168
New Jersey State Highway Authority Garden State Parkway, Senior
   Parkway Revenue,
   6.20%, 1/01/10 ........................................................      5,000,000      5,314,950


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                           PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                     AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

New Jersey State Highway Authority Garden State Parkway, General Revenue,
   6.25%, 1/01/14 ..................................................................       $2,195,000       $2,238,044
   6.00%, 1/01/16 ..................................................................        2,615,000        2,624,597
   Pre-Refunded, 6.25%, 1/01/14 ....................................................          305,000          318,603
New Jersey State Housing and Mortgage Finance Agency MFHR,
   Montclarion Project, Series J, FHA Insured, 7.70%, 11/01/29 .....................        2,145,000        2,205,639
   Refunding, Series A, AMBAC Insured, 6.00%, 11/01/14 .............................        5,000,000        5,054,550
   Refunding, Series A, AMBAC Insured, 6.05%, 11/01/20 .............................       12,500,000       12,498,750
   Regency Park Project, Series H, 7.70%, 11/01/30 .................................          450,000          457,551
   Series A1, FSA Insured, 6.35%, 11/01/31 .........................................        2,000,000        2,006,000
   Series B, FSA Insured, 6.25%, 11/01/26 ..........................................        2,000,000        2,007,360
New Jersey State Housing and Mortgage Finance Agency Revenue,
   Home Buyer, Series J, MBIA Insured, 6.20%, 10/01/25 .............................        4,980,000        5,007,191
   Home Buyer, Series N, MBIA Insured, 6.35%, 10/01/27 .............................        4,000,000        4,026,000
   Home Buyer, Series U, MBIA Insured, 5.85%, 4/01/29 ..............................       12,000,000       11,421,120
   Section 8, Refunding, Series 1, 6.70%, 11/01/28 .................................        2,885,000        2,984,677
   Section 8, Refunding, Series A, 6.95%, 11/01/13 .................................       12,400,000       12,926,752
   SFMR, Home Buyer, Series Z, MBIA Insured, 5.70%, 10/01/17 .......................        6,325,000        6,200,967
New Jersey State Sports and Exposition Authority Convention Center
   Luxury Tax, Series A, MBIA Insured, Pre-Refunded,
   6.60%, 7/01/15 ..................................................................        8,000,000        8,463,440
   6.25%, 7/01/20 ..................................................................        6,800,000        7,142,108
New Jersey State Transportation Corp. COP, Federal Transportation
   Administration Grants,
   Series A, AMBAC Insured, 6.125%, 9/15/15 ........................................        2,000,000        2,055,880
Newark Board of Education, MBIA Insured, 5.875%, 12/15/14 ..........................        3,250,000        3,297,710
North Brunswick Township Board of Education GO, Refunding, FGIC Insured,
    5.00%, 2/01/15 .................................................................        2,000,000        1,813,780
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue,
   Series A, 6.85%, 3/15/28 ........................................................        1,985,000        1,913,262
Orange Township GO, Municipal Utility and Lease, Refunding,
   Series C, MBIA Insured, 5.10%, 12/01/17 .........................................        3,035,000        2,763,641
Passaic Valley Sewer Commissioners GO, Sewer System, Refunding,
   Series E, AMBAC Insured, 5.75%, 12/01/22 ........................................        8,925,000        8,681,437
Passaic Valley Sewer Commissioners Sewer System Revenue, Refunding,
   Series D, AMBAC Insured, 5.80%, 12/01/18 ........................................        7,400,000        7,349,088
Plainfield Board Education, FSA Insured, 5.00%, 8/01/26 ............................        6,050,000        5,181,825
Port Authority of New York and New Jersey Revenue,
   Consolidated 71st Series, 6.50%, 1/15/26 ........................................        2,500,000        2,536,450
   Consolidated 72nd Series, 7.35%, 10/01/27 .......................................        7,000,000        7,393,610
   Consolidated 74th Series, 6.75%, 8/01/26 ........................................        1,000,000        1,020,760
   Consolidated 84th Series, 6.00%, 1/15/28 ........................................        1,125,000        1,096,684
   Consolidated 94th Series, 6.00%, 12/01/16 .......................................        2,000,000        2,024,080
   Consolidated 94th Series, 6.00%, 6/01/17 ........................................        5,000,000        5,046,300
   Consolidated 109th Series, FGIC Insured, 5.375%, 7/15/22 ........................        4,645,000        4,273,679
   Consolidated 109th Series, FSA Insured, 5.375%, 7/15/27 .........................        2,500,000        2,266,650
   Delta Air Lines Special Project, Series 1, 6.95%, 6/01/08 .......................        5,000,000        5,194,000
   Special Obligation Revenue, Consolidated 102nd Series, MBIA Insured,
   5.75%, 10/15/23 .................................................................        5,000,000        4,892,250
Port Authority of New York and New Jersey Special Obligation Revenue,
   4th Installment, Special Project, 6.75%, 10/01/11 ...............................        2,500,000        2,563,525
   John F. Kennedy International Air Terminal, MBIA Insured,
   5.75%, 12/01/22 .................................................................        8,000,000        7,695,200
Puerto Rico Commonwealth GO, Pre-Refunded, 6.45%, 7/01/17 ..........................        3,000,000        3,235,110
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
   Series Q, Pre-Refunded,
   8.00%, 7/01/18 ..................................................................        8,000,000        8,264,080
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
   Revenue, Series A,
   7.90%, 7/01/07 ..................................................................          120,000          121,476
   7.75%, 7/01/08 ..................................................................        1,350,000        1,369,278
   7.50%, 7/01/09 ..................................................................          100,000          101,194
Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth Appropriation,
   Refunding,
   7.875%, 10/01/04 ................................................................        1,000,000        1,021,590
Puerto Rico Electric Power Authority Revenue,
   Series T, 6.00%, 7/01/16 ........................................................       11,535,000       11,612,169
   Series X, 6.00%, 7/01/15 ........................................................        2,000,000        2,021,040
   Series X, Pre-Refunded, 6.125%, 7/01/21 .........................................        5,000,000        5,375,700
Puerto Rico HFC Revenue,
   MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ......................................        4,185,000        4,272,676
   Sixth Portfolio, Section 8 Assisted, FHA Mortgage Insured, Pre-Refunded,
   7.75%, 12/01/26 .................................................................          125,000          143,373
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured,
   7.65%, 10/15/22 .................................................................          210,000          215,798


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

Rutgers State University, Series A, 6.50%, 5/01/18 .....................      $  4,250,000      $  4,408,950
Salem County IPC, Financing Authority Revenue, Public Services, Electric
  and Gas Co., Refunding, Series D, MBIA Insured, 6.55%, 10/01/29 ......         5,000,000         5,155,550
South Brunswick Township Board of Education GO, Refunding, Series AA,
  FGIC Insured, 5.50%, 8/01/24 .........................................         1,720,000         1,625,125
South Jersey Transportation Authority Transportation Systems Revenue,
  AMBAC Insured, 5.00%, 11/01/29 .......................................        12,000,000        10,248,000
Union County Utilities Authority Solid Waste Revenue, sub. leased,
  Ogden Martin, Series A, AMBAC Insured, 5.35%, 6/01/23 ................         2,900,000         2,580,855
University of Medicine and Dentistry COP, Series A, MBIA Insured,
  5.00%, 9/01/22 .......................................................         1,700,000         1,453,391
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding,
  Series A, 5.50%,
  10/01/15 .............................................................         2,500,000         2,270,900
  10/01/18 .............................................................         3,045,000         2,692,176
  10/01/22 .............................................................         2,000,000         1,724,640
West Orange County Board of Education COP, MBIA Insured,
  5.625%, 10/01/29 .....................................................         2,000,000         1,912,600
                                                                                                ------------
  TOTAL BONDS ..........................................................                         657,734,118
                                                                                                ------------
 ZERO COUPON BONDS
 Middlesex County COP, MBIA Insured, 6/15/24 ...........................         1,000,000           225,430
                                                                                                ------------
 TOTAL LONG TERM INVESTMENTS (COST $668,911,111) .......................                         657,959,548
                                                                                                ------------
(a)SHORT TERM INVESTMENTS .2%
 New Jersey EDAR, El Dorado Terminals, Refunding, Series A, Daily VRDN
  and Put, 3.65%, 12/02/21 .............................................         1,200,000         1,200,000
Puerto Rico Commonwealth Government Development Bank, Refunding,
  MBIA Insured, Weekly VRDN and Put, 2.35%, 12/01/15 ...................           200,000           200,000
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
  Series A, AMBAC Insured, Weekly VRDN and Put, 3.00%, 7/01/28 .........           200,000           200,000
                                                                                                ------------
TOTAL SHORT TERM INVESTMENTS (COST $1,600,000) .........................                           1,600,000
                                                                                                ------------
TOTAL INVESTMENTS (COST $670,511,111) 99.3% ............................                         659,559,548
OTHER ASSETS, LESS LIABILITIES .7% .....................................                           4,477,064
                                                                                                ------------
NET ASSETS 100.0% ......................................................                        $664,036,612
                                                                                                ============



See glossary of terms on page 123.



(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


FRANKLIN OREGON TAX-FREE INCOME FUND

                                                                                    YEAR ENDED FEBRUARY 29,
                                                    ------------------------------------------------------------------------------
CLASS A                                                2000(a)          1999             1998             1997             1996(d)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............      $11.83           $11.86           $11.55           $11.60           $11.22
                                                     -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income .........................         .58              .59              .62              .63              .63
 Net realized and unrealized gains (losses) ....       (1.02)            (.01)             .31             (.05)             .38
                                                     -----------------------------------------------------------------------------
Total from investment operations ...............        (.44)             .58              .93              .58             1.01
                                                     -----------------------------------------------------------------------------
Less distributions from net investment income ..        (.58)            (.61)            (.62)            (.63)            (.63)
                                                     -----------------------------------------------------------------------------
Net asset value, end of year ...................      $10.81           $11.83           $11.86           $11.55           $11.60
                                                     =============================================================================
Total return(b) ................................       (3.76)%           5.12%            8.21%            5.13%            9.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................    $432,675         $483,664         $427,022         $384,003         $375,415
Ratios to average net assets:
 Expenses ......................................         .66%             .67%             .67%             .66%             .66%
 Net investment income .........................        5.16%            5.00%            5.33%            5.52%            5.51%
Portfolio turnover rate ........................       24.58%           10.65%           12.18%            4.47%            6.52%



CLASS C
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............      $11.90           $11.92           $11.61           $11.65           $11.23
                                                     -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income .........................         .52              .53              .56              .56              .47
 Net realized and unrealized gains (losses) ....       (1.02)            --                .31             (.04)             .41
                                                     -----------------------------------------------------------------------------
Total from investment operations ...............        (.50)             .53              .87              .52              .88
                                                     -----------------------------------------------------------------------------
Less distributions from net investment income ..        (.52)            (.55)            (.56)            (.56)            (.46)
                                                     -----------------------------------------------------------------------------
Net asset value, end of year ...................      $10.88           $11.90           $11.92           $11.61           $11.65
                                                     =============================================================================
Total return(b) ................................       (4.36)%           4.59%            7.66%            4.59%            7.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................     $34,071          $32,962          $15,946           $7,100           $2,044
Ratios to average net assets:
 Expenses ......................................        1.21%            1.23%            1.22%            1.23%            1.24%(c)
 Net investment income .........................        4.62%            4.44%            4.74%            4.93%            4.87%(c)
Portfolio turnover rate ........................       24.58%           10.65%           12.18%            4.47%            6.52%




(a)Based on average shares outstanding.
(b)Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c)Annualized
(d)For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                              AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.9%

Bay Area Health District Hospital Facility Authority, Health
  Facilities Revenue, Evergreen Court Project, 7.25%, 10/01/14 ...........      $ 2,000,000      $ 2,060,480
Benton County Hospital Facilities Authority Revenue, Samaritan Health
  Services Project, Refunding,
   5.20%, 10/01/17 .......................................................        4,000,000        3,482,360
   5.125%, 10/01/28 ......................................................        4,500,000        3,588,435
Clackamas County Health Facilities Authority Hospital Revenue,
   Adventist Health, Refunding, Series A, MBIA Insured, 6.35%, 3/01/09 ...        4,945,000        5,133,058
Clackamas County Hospital Facilities Authority Revenue,
   Gross Willamette Falls, Refunding, 5.75%, 4/01/15 .....................        2,250,000        2,017,463
   Jennings Lodge Project, 7.50%, 10/20/31 ...............................        2,990,000        3,056,827
   Kaiser Permanente, Series A, 6.50%, 4/01/11 ...........................        1,635,000        1,675,973
   Kaiser Permanente, Series A, 5.375%, 4/01/14 ..........................        2,500,000        2,232,400
   Sisters of Providence Project, 8.125%, 10/01/07 .......................          110,000          110,466
   Willamette Falls Hospital Project, 6.00%, 4/01/19 .....................        1,000,000          889,750
   Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ..............          500,000          454,360
   Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ..............        1,500,000        1,314,300
Clackamas County USD No. 115, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/14         4,000,000        4,247,960
Clairmont Water District Revenue, 6.50%, 2/01/12 .........................        1,125,000        1,133,303
Deschutes County Hospital Facilities Authority Hospital Revenue,
   St. Charles Medical Center, 6.00%, 1/01/13 ............................        3,000,000        3,008,010
Douglas County Hospital Facilities Authority Revenue, Catholic
   Health Facilities, Series B, MBIA Insured, 6.00%, 11/15/15 ............        1,950,000        1,982,000
Eugene Electric Utility System Revenue, Pre-Refunded,
   6.65%, 8/01/10 ........................................................          655,000          673,111
   6.70%, 8/01/11 ........................................................          700,000          719,824
Eugene Public Safety Facilities, FGIC Insured, 5.70%, 6/01/16 ............          500,000          497,855
Eugene Trojan Nuclear Project Revenue, Refunding, 5.90%, 9/01/09 .........          770,000          777,508
Guam Airport Authority Revenue, Series B,
   6.60%, 10/01/10 .......................................................          750,000          785,828
   6.70%, 10/01/23 .......................................................        1,900,000        1,988,654
Guam Power Authority Revenue,
   Refunding, Series A, 5.125%, 10/01/29 .................................        2,000,000        1,660,980
   Refunding, Series A, 5.25%, 10/01/34 ..................................       10,000,000        8,394,000
   Series A, Pre-Refunded, 6.30%, 10/01/12 ...............................          825,000          871,093
Hermiston GO, AMBAC Insured, 6.00%, 8/01/15 ..............................        1,000,000        1,011,110
Klamath Falls Intercommunity Hospital Revenue, Merle West Medical
   Center Project,
   7.00%, 6/01/02 ........................................................        1,175,000        1,204,375
   7.25%, 6/01/06 ........................................................        2,310,000        2,375,535
Lane County PCR, Weyerhaeuser Co. Project, Refunding, 6.50%, 7/01/09 .....       11,575,000       12,004,896
Lebanon Wastewater Revenue, Refunding, 5.875%, 6/01/20 ...................        2,425,000        2,307,727
Marion County COP, Courthouse Square Project, Series A, MBIA Insured,
   5.00%, 6/01/23 ........................................................        1,000,000          867,540
Marion County Housing Authority Revenue, Elliott Residence Project,
   GNMA Secured, 7.50%, 10/20/25 .........................................        1,225,000        1,311,350
Medford Hospital Facilities Authority Revenue,
   Asante Health System, Series A, MBIA Insured, 5.00%, 8/15/18 ..........        8,000,000        7,025,120
   Asante Health System, Series A, MBIA Insured, 5.00%, 8/15/24 ..........        5,300,000        4,540,086
   Gross Rogue Valley Health Services, MBIA Insured, Pre-Refunded,
   6.75%, 12/01/20 .......................................................        4,475,000        4,647,556
Metropolitan Service District Convention Center GO, Series A,
   6.25%, 1/01/13 ........................................................        4,865,000        4,935,591
Multnomah County COP, Series A, 4.75%, 8/01/16 ...........................        1,000,000          871,520
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue,
   Series A, 6.85%, 3/15/28 ..............................................        3,440,000        3,315,678
Oak Lodge Water District GO, AMBAC Insured,
   7.40%, 12/01/08 .......................................................          215,000          234,073
   7.50%, 12/01/09 .......................................................          215,000          234,494
Ontario Catholic Health Revenue, Dominican Sisters Holy Rosary,
   6.10%, 11/15/17 .......................................................        1,500,000        1,505,295
Oregon City Sewer Revenue, Pre-Refunded, 6.875%, 10/01/19 ................        4,000,000        4,362,800
Oregon State Department of Administrative Services COP,
   Series A, AMBAC Insured, 6.00%, 5/01/26 ...............................        2,000,000        1,999,800
   Series A, AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24 .................        5,000,000        5,217,800
   Series A, AMBAC Insured, Refunding, 5.00%, 5/01/24 ....................       30,000,000       25,888,200
   Series C, MBIA Insured, 5.75%, 5/01/17 ................................        4,665,000        4,639,436
Oregon State Department of General Services COP,
   Real Property Financing Program, Series A, AMBAC Insured, Pre-Refunded,
   7.50%, 9/01/15 ........................................................          750,000          777,240
   Refunding, Series D, MBIA Insured, 5.80%, 3/01/15 .....................        1,000,000        1,008,180
   Series F, AMBAC Insured, Pre-Refunded, 7.50%, 9/01/15 .................          950,000          984,504
   Series G, AMBAC Insured, 6.25%, 9/01/15 ...............................          750,000          766,860

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                              PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)

Oregon State Department of Transportation Revenue, Regional Light Rail
   Federal Westside Project, MBIA Insured,
   6.10%, 6/01/07 .....................................................      $ 2,000,000      $ 2,101,260
   6.20%, 6/01/08 .....................................................        2,500,000        2,630,250
   6.25%, 6/01/09 .....................................................        1,750,000        1,843,888
Oregon State EDR, Georgia Pacific Corp. Project,
   Refunding, Series 183, 5.70%, 12/01/25 .............................        1,500,000        1,307,085
   Series CLVII, 6.35%, 8/01/25 .......................................       23,360,000       22,339,168
Oregon State Elderly Housing GO, Series A, 7.125%, 8/01/30 ............          475,000          485,279
Oregon State GO,
   Alternative Energy Project, Refunding, Series D, 5.00%, 1/01/28 ....        4,265,000        3,619,919
   Board of Higher Education, 6.50%, 10/01/17 .........................          750,000          760,583
   Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 .        6,000,000        5,112,000
   Board of Higher Education, Series A, 5.65%, 8/01/27 ................        4,440,000        4,254,941
   Board of Higher Education, Series C, 5.65%, 8/01/27 ................        1,460,000        1,399,147
   Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 ...          910,000          923,568
   Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 ...          455,000          456,047
   Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 ..        1,950,000        1,731,464
   Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 ...        1,410,000        1,433,871
   Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 ...        2,015,000        2,020,118
   Elderly and Disabled Housing Authority, Series B, 6.375%, 8/01/24 ..        2,155,000        2,185,773
   Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 ...        6,000,000        6,128,280
   State Board of Higher Education, Series A, 5.60%, 8/01/25 ..........        8,000,000        7,624,960
   State Board of Higher Education, Series A, 5.50%, 8/01/29 ..........        2,000,000        1,857,320
   Veteran's Welfare, Series 75, 5.85%, 10/01/15 ......................          735,000          741,666
   Veteran's Welfare, Series 75, 5.875%, 10/01/18 .....................          420,000          426,514
   Veteran's Welfare, Series 75, 6.00%, 4/01/27 .......................        2,305,000        2,301,796
   Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 ....................        2,795,000        2,800,646
   Veteran's Welfare, Series 77, 5.30%, 10/01/29 ......................        4,000,000        3,538,000
Oregon State Health, Housing, Educational and Cultural Facilities
   Authority Revenue, Lewis and Clark College Project, Series A,
   MBIA Insured, 6.125%, 10/01/24 .....................................       10,500,000       10,564,155
Oregon State Housing and Community Services Department Finance Housing
   Revenue SFM,
   Series A, 6.35%, 7/01/14 ...........................................        2,720,000        2,779,269
   Series A, 6.40%, 7/01/18 ...........................................        1,260,000        1,284,091
   Series A, 6.45%, 7/01/26 ...........................................        2,680,000        2,706,130
   Series B, 6.875%, 7/01/28 ..........................................       12,000,000       12,384,480
   Series C, 6.20%, 7/01/15 ...........................................        2,060,000        2,074,235
   Series C, 6.40%, 7/01/26 ...........................................          985,000          991,747
   Series D, 6.80%, 7/01/27 ...........................................        1,750,000        1,787,240
   Series E, 5.80%, 7/01/16 ...........................................          755,000          731,716
Oregon State Housing and Community Services Department Finance Housing
   Revenue, Multi-Unit,
   Series A, 6.80%, 7/01/13 ...........................................        6,710,000        6,902,778
   Series A, 6.15%, 7/01/21 ...........................................          910,000          915,196
   Series C, 6.85%, 7/01/22 ...........................................          180,000          184,478
Oregon State Housing and Community Services Department, MFHR, Series B,
   6.00%, 7/01/31 .....................................................        5,000,000        4,788,900
Oregon State Solid Waste Disposal Facilities EDR, USG Corp. Project,
   Series 192, 6.40%, 12/01/29 ........................................        3,500,000        3,408,860
Port Astoria GO, MBIA Insured, Pre-Refunded, 6.60%, 9/01/11 ...........          450,000          462,528
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 ......          945,000          952,399
Port Morrow PCR, Idaho Power Co., Boardman Project, 7.25%, 8/01/08 ....        2,200,000        2,221,626
Port of Portland International Airport Revenue, Portland International
   Airport,
   Series A, AMBAC Insured, 5.50%, 7/01/24 ............................       22,000,000       20,626,540
   Series 7A, MBIA Insured, Pre-Refunded, 6.75%, 7/01/09 ..............        1,500,000        1,556,055
   Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ..............        3,000,000        3,372,588
   Series 12C, FGIC Insured, 5.00%, 7/01/18 ...........................        1,500,000        1,328,385
   Series 12C, FGIC Insured, 5.00%, 7/01/28 ...........................        2,500,000        2,104,650
Port of Portland International Airport Special Obligation Revenue,
   Delta Airlines Inc. Project, 6.20%, 9/01/22 ........................        4,000,000        3,818,320
Port St. Helens PCR,
   Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27 ............        7,750,000        6,643,455
   Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ....        3,600,000        3,290,724

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                 PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                               AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Port Umpqua PCR, International Paper Co. Project, Refunding,
   Series B, 5.20%, 6/01/11 ..............................................       $ 1,200,000        $1,125,000
Portland Airport Way-Urban Renewal and Redevelopment Tax Increment,
   Sub Series B-3, FGIC Insured, Pre-Refunded,
   7.60%, 6/01/10 ........................................................         2,825,000         2,847,685
Portland GO, Central City Streetcar Project, Series A,
   4.75%, 4/01/21 ........................................................         3,600,000         3,001,464
   5.00%, 4/01/24 ........................................................         2,000,000         1,724,120
Portland Hospital Facilities Authority Hospital Revenue, Legacy
   Health System, Refunding,
   Series A, AMBAC Insured, 6.70%, 5/01/21 ...............................         5,500,000         5,693,655
   Series B, AMBAC Insured, 6.70%, 5/01/21 ...............................         8,475,000         8,773,405
Portland Housing Authority MFR, Berry Ridge Project, 6.30%, 5/01/29 ......         1,500,000         1,449,240
Portland Housing Authority Revenue, 7.10%, 7/01/15 .......................         1,000,000         1,017,650
Portland Hydroelectric Power Revenue, Bull Run Project, Series C,
   7.00%, 10/01/16 .......................................................           635,000           636,010
Portland MFHR, Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ...         1,000,000           974,660
Portland Oregon, Revenue, Limited Tax, Series A, 5.00%, 4/01/18 ..........         2,880,000         2,567,635
Portland Sewer System Revenue, Series A, Pre-Refunded, 6.25%, 6/01/15 ....         9,100,000         9,624,615
Portland Urban Renewal and Redevelopment, Downtown Waterfront,
   Refunding, Series A,
   6.40%, 6/01/08 ........................................................         5,555,000         5,721,206
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue,
   Series A, FSA Insured,
   Pre-Refunded, 9.00%, 7/01/09 ..........................................            75,000            85,756
Puerto Rico Commonwealth GO,
   Pre-Refunded, 6.45%, 7/01/17 ..........................................         1,000,000         1,078,370
   Public Improvement, Refunding, 5.375%, 7/01/25 ........................         1,000,000           907,000
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
   Series Q, Pre-Refunded, 8.00%, 7/01/18 ................................         4,000,000         4,132,040
   Series Y, 5.50%, 7/01/26 ..............................................         7,275,000         6,705,877
   Series Y, 5.50%, 7/01/36 ..............................................        13,000,000        11,846,640
Puerto Rico Commonwealth Infrastructure Financing Authority Special
   Tax Revenue, Series A,
   7.75%, 7/01/08 ........................................................           280,000           283,998
Puerto Rico Electric Power Authority Revenue,
   Series R, Pre-Refunded, 6.25%, 7/01/17 ................................         2,070,000         2,169,546
   Series X, 6.00%, 7/01/15 ..............................................         2,500,000         2,526,300
   Series X, 5.50%, 7/01/25 ..............................................         2,600,000         2,418,806
Puerto Rico HFC Revenue, Sixth Portfolio, Section 8 Assisted, FHA
   Mortgage Insured, Pre-Refunded,
   7.75%, 12/01/26 .......................................................           395,000           453,057
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured,
   7.65%, 10/15/22 .......................................................           130,000           133,589
Puerto Rico Housing Bank and Financing Authority SFMR, Homeownership
   Fifth Portfolio, Pre-Refunded,
   7.50%, 12/01/15 .......................................................           500,000           504,205
Puerto Rico PBA Revenue, Government Facilities, Series B,
   5.25%, 7/01/21 ........................................................         3,700,000         3,294,887
Puerto Rico PBA Revenue, Public Education and Health Facilities,
   Refunding, Series M, 5.75%, 7/01/15 ...................................         2,500,000         2,503,175
Salem Educational Facilities Revenue, Willamette University,
   Refunding, 6.10%, 4/01/14 .............................................         1,000,000         1,005,980
Salem-Keizer GO, School District No. 24J, 5.00%, 6/01/19 .................        13,500,000        11,984,085
Taft-Nelscott-Delake Rural Fire Protection District,
   6.00%, 6/01/16 ........................................................         1,110,000         1,115,028
Tri-County Metropolitan Transportation District Revenue, Limited
   Obligation, Airport Light Rail, Series 1,
   5.65%, 6/01/29 ........................................................        14,080,000        13,021,043
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes,
   Refunding, Series A, 5.50%,
   10/01/15 ..............................................................         1,635,000         1,485,169
   10/01/18 ..............................................................         2,400,000         2,121,912
Virgin Islands Water and Power Authority Electric System Revenue,
   Refunding, 5.30%,
   7/01/18 ...............................................................         2,500,000         2,255,400
   7/01/21 ...............................................................         1,400,000         1,236,844
Wasco County Hospital Facility Authority Hospital Revenue,
   7.375%, 7/01/00 .......................................................         1,035,000         1,038,850
Washington County Housing Authority MFHR, Bethany Meadows II Project,
   5.85%, 9/01/27 ........................................................         1,435,000         1,374,572
Washington County School District No. 088 GO, J Sherwood, FSA Insured,
   6.10%, 6/01/12 ........................................................           190,000           195,463
   Pre-Refunded, 6.10%, 6/01/12 ..........................................           810,000           849,066
Washington County Unified Sewer Agency Revenue, senior lien, Series A,
   AMBAC Insured, 6.20%, 10/01/10 ........................................           470,000           488,711
   AMBAC Insured, Pre-Refunded, 6.125%, 10/01/12 .........................         1,000,000         1,047,970
   Pre-Refunded, 6.20%, 10/01/10 .........................................         3,530,000         3,710,065
Western Lane Hospital District Hospital Facilities Authority Revenue,
   Sisters of St. Joseph of Peace Health and Hospital Services, Refunding,
   MBIA Insured,
   5.875%, 8/01/12 .......................................................         4,400,000         4,492,664
Yamhill County GO, USD No. 029J Newberg, FSA Insured, Pre-Refunded,
   6.10%, 6/01/11 ........................................................         5,000,000         5,250,047
                                                                                                   -----------
TOTAL LONG TERM INVESTMENTS (COST $476,604,932) ..........................                         461,569,312
                                                                                                   -----------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                 PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                               AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)
Puerto Rico Commonwealth Government Development Bank, Refunding,
  MBIA Insured, Weekly VRDN and Put, 2.35%, 12/01/15
  (COST $400,000) ...........................................................     $  400,000      $    400,000
                                                                                                  ------------
TOTAL INVESTMENTS (COST $477,004,932) 99.0% .................................                      461,969,312
OTHER ASSETS, LESS LIABILITIES 1.0% .........................................                        4,776,601
                                                                                                  ------------
NET ASSETS 100.0% ...........................................................                     $466,745,913
                                                                                                  ============



See glossary of terms on page 123.


(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

                                                                                  YEAR ENDED FEBRUARY 29,
CLASS A                                               2000(a,d)            1999             1998            1997             1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........         $10.52              $10.56          $10.39           $10.44            $10.16
                                                     -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................            .53                 .55             .58              .60               .62
 Net realized and unrealized gains (losses) .           (.97)               (.02)            .32             (.04)              .29
                                                     -------------------------------------------------------------------------------
Total from investment operations ............           (.44)                .53             .90              .56               .91
                                                     -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.53)(e)            (.55)           (.58)            (.61)             (.63)
 In excess of net investment income .........              --               (.01)           (.01)           --                --
 Net realized gains .........................              --(f)            (.01)           (.14)           --                --
                                                     -------------------------------------------------------------------------------
Total distributions .........................           (.53)               (.57)           (.73)            (.61)             (.63)
                                                     -------------------------------------------------------------------------------
Net asset value, end of year ................          $9.55              $10.52          $10.56           $10.39            $10.44
                                                     ===============================================================================

Total return(b) .............................          (4.24)%              5.11%           8.90%            5.53%             9.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............       $639,004            $758,942        $713,141         $658,339          $639,847
Ratios to average net assets:
 Expenses ...................................            .66%                .65%            .65%             .64%              .64%
 Net investment income ......................           5.32%               5.17%           5.49%            5.84%             5.96%
Portfolio turnover rate .....................          24.21%              11.11%          12.74%           22.24%             9.71%

CLASS B
-------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........         $9.47
                                                       -----
Income from investment operations:
 Net investment income .......................           .04
 Net realized and unrealized gains ...........           .08
                                                       -----
Total from investment operations .............           .12
                                                       -----
Less distributions from net investment income .         (.04)
                                                       -----
Net asset value, end of period ................        $9.55
                                                       =====


Total return(b) ...............................         1.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) $186
Ratios to average net assets:
 Expenses .....................................         1.21%(c)
 Net investment income ........................         5.06%(c)
Portfolio turnover rate .......................        24.21%

(a)    Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)    Annualized

(d) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(e) Includes distributions in excess of net investment income in the amount of $.0001.

(f)    The fund made a capital gain distribution of $.0002.


FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND (CONT.)

                                                                                  YEAR ENDED FEBRUARY 29,
                                                       -----------------------------------------------------------------------------
CLASS C                                                 2000(a)            1999             1998             1997         1996(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........            $10.57             $10.61            $10.43          $10.47        $10.17
                                                       -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income ....................               .48                .49               .52             .55           .47
 Net realized and unrealized gains (losses)              (.97)              (.03)              .33            (.05)          .30
                                                       -----------------------------------------------------------------------------
Total from investment operations ..........              (.49)               .46               .85             .50           .77
                                                       -----------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................              (.48)(e)           (.49)(f)          (.53)           (.54)         (.47)
 Net realized gains .......................                -- (g)           (.01)             (.14)             --            --
                                                       -----------------------------------------------------------------------------
Total distributions .......................              (.48)              (.50)             (.67)           (.54)         (.47)
                                                       -----------------------------------------------------------------------------
Net asset value, end of year ..............             $9.60             $10.57            $10.61          $10.43        $10.47
                                                       =============================================================================

Total return(b)............................             (4.76)%             4.50%             8.35%           4.98%         7.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........           $40,973            $41,917           $25,899         $11,935        $3,110
Ratios to average net assets:
 Expenses .................................              1.21%              1.21%             1.21%           1.21%         1.22%(c)
 Net investment income ....................              4.77%              4.61%             4.89%           5.22%         5.36%(c)
Portfolio turnover rate ...................             24.21%             11.11%            12.74%          22.24%         9.71%



(a)    Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)    Annualized

(d)    For the period May 1, 1995 (effective date) to February 29, 1996.

(e) Includes distributions in excess of net investment income in the amount of $.0001.

(f) Includes distributions in excess of net investment income in the amount of $.004.

(g)    The fund made a capital gain distribution of $.0002.



                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000



                                                                                                      PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                             AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.1%
BONDS 98.4%
Abington School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/15/26 ....................          $1,000,000          $1,045,620
Allegheny County Airport Authority Airport Revenue, Pittsburgh International
 Airport, Refunding, 5.75%, 1/01/18 ........................................................           1,000,000             966,390
Allegheny County Airport Revenue, Pittsburgh International Airport,
 Refunding, Series B, MBIA Insured, 5.00%, 1/01/19 .........................................           6,000,000           5,271,660
Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 .......................................           4,000,000           3,336,000
Allegheny County Higher Education Building Authority, Duquesne University
  Project, AMBAC Insured, 5.00%, 3/01/21 ...................................................           1,000,000             868,570
Allegheny County Hospital Development Authority Revenue,
   Allegheny General Hospital Project, Series A, MBIA Insured, 6.25%, 9/01/20 ..............          10,000,000           9,508,700
   Allegheny Hospital, South Hills Health System, Series A, MBIA Insured,
    5.875%, 5/01/26 ........................................................................           1,700,000           1,628,753
   Health Center, Canterbury Place, AMBAC Insured, 5.375%, 12/01/21 ........................           4,500,000           4,035,600
   Health Center, University of Pittsburgh Medical Center, Series B,
    MBIA Insured, 5.00%, 7/01/16 ...........................................................           4,000,000           3,542,760
   University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured,
    5.625%, 4/01/27 ........................................................................          10,450,000           9,652,874
Allegheny County IDAR,
   Environmental Improvement, Refunding, 6.10%, 1/15/18 ....................................           2,000,000           1,858,200
   Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ........................          10,000,000           8,228,800
   Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 .........................           7,530,000           6,282,279
   Kaufmann Medical Project, Refunding, Series A, MBIA Insured, 6.80%, 3/01/15 .............           1,000,000           1,050,520
Allegheny County Port Authority Special Revenue, Transportation Project,
  MBIA Insured, 6.125%, 3/01/29 ............................................................          15,000,000          15,105,750
Allegheny County RDAR, Home Improvement Loan, Refunding, Series A, 5.90%, 2/01/11 ..........           1,555,000           1,548,733
Allegheny County Residential Finance Authority Mortgage Revenue SFM,
   Series DD-1, GNMA Secured, 5.35%, 11/01/19 ..............................................             760,000             695,461
   Series DD-2, GNMA Secured, 5.40%, 11/01/29 ..............................................           1,995,000           1,759,450
Allegheny County Residential Finance Authority Mortgage Revenue,
   Ladies Grand Army Republic Health Facilities Project, Series G,
   FHA Insured, 6.35%, 10/01/36 ............................................................           1,940,000           1,931,658
   Lexington Home, Series E, 7.125%, 2/01/27 ...............................................           3,650,000           3,705,772
   MFMR, Series D, FHA Insured, 7.50%, 6/01/33 .............................................           1,400,000           1,435,434
   SF, Series FF-2, GNMA Secured, 6.00%, 11/01/31 ..........................................           5,110,000           4,886,846
   SFMR, Series M, GNMA Secured, 7.90%, 6/01/11 ............................................             775,000             796,165
   SFMR, Series T, GNMA Secured, 6.95%, 5/01/17 ............................................             810,000             828,266
Beaver County Hospital Authority Revenue, Beaver County Medical Center Inc.,
 AMBAC Insured, Pre-Refunded, 6.625%, 7/01/10 ..............................................           5,000,000           5,292,400
Beaver County IDA, PCR, Beaver Valley Project, Pennsylvania Power and Light,
 Refunding, Series A, 7.15%, 9/01/21 .......................................................           4,400,000           4,545,464
Bensalem Township, Refunding, FGIC Insured, 5.75%, 12/01/16 ................................           3,000,000           3,045,210
Berks County Municipal Authority Revenue, FGIC Insured, Pre-Refunded, 7.00%, 5/15/18 .......           4,000,000           4,308,720
 Bethlehem Area School District, MBIA Insured, Pre-Refunded, 6.00%, 3/01/16 ................           4,000,000           4,177,640
 Bradford County IDA, Solid Waste Disposal Revenue, International Paper Co. ................
  Projects, Series A, 6.60%, 3/01/19 .......................................................           2,500,000           2,506,900
Butler Area School District, Refunding, Series B, FGIC Insured, 5.00%, 10/01/26 ............           5,000,000           4,230,750
Butler County IDA, PCR, Witco Corp. Project, Refunding, 5.85%, 12/01/23 ....................           2,000,000           1,799,080
Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital,
 Refunding, Series B, Connie Lee Insured, Pre-Refunded, 6.375%, 7/01/18 ....................           3,500,000           3,677,695
Cambria County IDA, PCR, Pennsylvania Electric Co. Project, Refunding,
 Series A, MBIA Insured, 5.80%, 11/01/20 ...................................................           5,000,000           4,864,700
Chartiers Valley Industrial and Commercial Development Authority First Mortgage
 Revenue, Asbury Place Project, Refunding,  6.50%, 2/01/36 .................................           4,250,000           4,294,115
Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
   5.40%, 7/01/07 ..........................................................................           1,000,000             914,210
   5.55%, 7/01/09 ..........................................................................           2,365,000           2,122,233
   5.60%, 7/01/10 ..........................................................................             600,000             528,030
   5.75%, 7/01/12 ..........................................................................           1,795,000           1,548,834
   5.75%, 7/01/17 ..........................................................................             700,000             572,243
   5.625%, 7/01/21 .........................................................................           1,500,000           1,167,195
Cranberry Township Municipal Authority Water and Sewer Revenue, MBIA Insured,
 5.125%, 12/01/26 ..........................................................................           1,450,000           1,254,149
Dauphin County General Authority Health System Revenue, Pinnacle Health System
 Project, Refunding, MBIA Insured, 5.50%, 5/15/17 ..........................................           2,000,000           1,856,980
Dauphin County General Authority Hospital Revenue, Hapsco-Western
 Hospital Project, Refunding,
   Series A, MBIA Insured, 6.50%, 7/01/12 ..................................................           4,500,000           4,723,380
   Series B, MBIA Insured, 6.25%, 7/01/16 ..................................................           5,000,000           5,099,850
Dauphin County General Authority, Sub Series 0003, AMBAC Insured, 4.75%, 6/01/26 ...........           1,000,000             984,640
Deer Lakes School District, Series A, FSA Insured, 5.00%, 1/15/23 ..........................           1,000,000             859,240
Delaware County Authority College Revenue,
   Cabrini College, Asset Guaranty, 5.875%, 7/01/29 ........................................           6,385,000           6,097,228
   Eastern College, Series C, 5.625%, 10/01/28 .............................................           2,210,000           1,865,063



FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                           AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Delaware County Authority Health Facility Revenue, Mercy Health Corp. Project,
 ETM, 6.00%, 12/15/26 ..........................................................................       $10,800,000       $10,850,004
Delaware County Authority Healthcare Revenue, Mercy Health Corp. Southeastern,
 Series B, Pre-Refunded, 6.00%, 11/15/07 .......................................................         9,000,000         9,267,210
Delaware County Authority Revenue, Elwyn Inc. Project, Pre-Refunded, 8.35%, 6/01/15 ............         2,000,000         2,059,500
Delaware County IDAR,
   Philadelphia Electric, Refunding, Series 1991, 7.375%, 4/01/21 ..............................         5,000,000         5,252,850
   Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%, 6/01/29 .......................         2,000,000         1,951,340
Delaware County University Authority Revenue, Villanova University, Series A,
 MBIA Insured, 5.00%, 12/01/28 ................................................................         3,000,000         2,528,670
Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
 AMBAC Insured, 5.60%, 7/01/17 .................................................................         5,000,000         4,859,250
Erie County Hospital Authority Revenue,
   Nursing Home, Sarah A. Reed Retirement Center, Refunding, 5.625%, 7/01/14 ...................         3,660,000         3,091,639
   St. Vincent Health Center Project, Series A, MBIA Insured, 6.375%, 7/01/22 ..................         7,000,000         7,129,990
Erie-Western Pennsylvania Port Authority General Revenue,
   6.875%, 6/15/16 .............................................................................           920,000           935,824
   Pre-Refunded, 8.625%, 6/15/10 ...............................................................         1,850,000         1,909,348
Hazleton Area School District, Series B, FGIC Insured, 5.00%, 3/01/23 ..........................         4,455,000         3,826,934
Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital,
 5.50%, 7/01/27 ................................................................................         2,475,000         1,852,785
Jeannette County Municipal Authority Sewer Revenue, Pre-Refunded, 7.00%, 7/01/17 ...............         1,250,000         1,308,088
Jeannette Health Service Authority Hospital Revenue, Jeannette District
 Memorial Hospital, Refunding, Series A, 6.00%, 11/01/18 .......................................           785,000           692,684
Lancaster County Hospital Authority Revenue, Health Center, Masonic Homes
 Project, Refunding, AMBAC Insured, 5.00%, 11/15/20 ............................................         1,600,000         1,367,088
Lawrence County IDA, PCR, Pennsylvania Power Co., New Castle Project,
 Refunding, 7.15%, 3/01/17 .....................................................................         5,595,000         5,782,377
Lebanon County Good Samaritan Hospital Authority Revenue, Good Samaritan
 Hospital Project, Refunding, 6.00%, 11/15/18 ..................................................         2,500,000         2,205,675
Lehigh County General Purpose Authority Revenue,
   Good Shepard Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 .............         5,000,000         4,304,450
   Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 ..............         4,000,000         3,297,760
   Lehigh Valley Hospital, Refunding, Series A, MBIA Insured, 5.875%, 7/01/15 ..................         1,000,000           996,410
   Muhlenburg Hospital Center, Series A, Pre-Refunded, 6.60%, 7/15/22 ..........................         5,800,000         6,161,920
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding,
   Series A, MBIA Insured, 6.40%, 11/01/21 .....................................................         5,000,000         5,128,700
   Series A, MBIA Insured, 6.15%, 8/01/29 ......................................................         5,550,000         5,562,710
   Series B, MBIA Insured, 6.40%, 9/01/29 ......................................................        10,000,000        10,174,900
Luzerne County IDA, Exempt Facility Revenue, Gas and Water Co. Project,
 Refunding, Series A, AMBAC Insured, 7.00%, 12/01/17 ...........................................         5,000,000         5,449,750
   6.05%, 1/01/19 ..............................................................................         4,750,000         4,609,448
Montgomery County GO, Refunding, Series B, 5.375%, 10/15/21 ....................................         3,400,000         3,123,750
Montgomery County Higher Education and Health Authority Revenue,
   Faulkeways At Gwynedd Project, 6.75%, 11/15/24 ..............................................           400,000           377,980
   Faulkeways At Gwynedd Project, 6.75%, 11/15/30 ..............................................         1,000,000           935,160
   Jeanes Health System Project, Pre-Refunded, 8.75%, 7/01/20 ..................................         5,000,000         5,172,850
   Pottstown Memorial Medical Center Project, Pre-Refunded, 7.35%, 11/15/05 ....................         1,315,000         1,396,583
   St. Joseph's University, Refunding, Connie Lee Insured, 6.50%, 12/15/22 .....................         1,750,000         1,813,630
Montgomery County IDA, Retirement Community Revenue,
   Act Retirement-Life Communities, 5.25%, 11/15/28 ............................................         5,000,000         3,689,950
   Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 .......................         4,850,000         4,155,238
   Adult Community Total Services, Series B, 5.75%, 11/15/17 ...................................         3,000,000         2,616,930
Montgomery County IDAR,
   Hill School Project, MBIA Insured, 5.35%, 8/15/27 ...........................................         9,000,000         8,091,180
   PCR, Philadelphia Electric Co., Refunding, Series A, 7.60%, 4/01/21 .........................         2,530,000         2,653,666
    PCR, Philadelphia Electric Co., Series B, MBIA Insured, 6.70%, 12/01/21 ....................         5,000,000         5,235,850
    Resource Recovery, 7.50%, 1/01/12 ..........................................................        10,000,000        10,193,900
Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Refunding,
    5.70%, 12/01/13 ............................................................................         1,205,000         1,033,709
    5.75%, 12/01/17 ............................................................................           500,000           414,430
    5.75%, 12/01/27 ............................................................................         1,600,000         1,261,008
(b)Muhlenberg School District GO, FGIC Insured, 6.00%, 9/01/23 .................................         4,000,000         3,985,000
   Neshaminy School District GO, FGIC Insured, Pre-Refunded, 7.00%, 2/15/14 ....................         1,000,000         1,081,360
   New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%, 3/01/28 .....         2,250,000         1,893,060
   North Hampton County IDAR, PCR, Metropolitan Edison Co., Refunding, Series A,
    MBIA Insured, 6.10%, 7/15/21 ...............................................................         6,100,000         6,117,385


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)



                                                                                                       PRINCIPAL
 FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Northeastern Pennsylvania Hospital and Educational Authority Revenue,
   Kings College Project, Refunding, Series B, 6.00%, 7/15/11 ................................         $1,000,000           $983,770
   Kings College Project, Refunding, Series B, 6.00%, 7/15/18 ................................          1,000,000            939,610
   Wilkes University, Refunding, 6.125%, 10/01/11 ............................................          5,000,000          4,936,600
Norwin School District GO, FGIC Insured, 6.00%, 4/01/30 ......................................          5,000,000          4,958,400
Pennsylvania Convention Center Authority Revenue, Refunding, Series A, 6.60%, 9/01/09 ........          5,000,000          5,084,250
Pennsylvania EDA,
   Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 .........          3,000,000          3,383,550
   Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ..........          5,000,000          5,096,800
   Solid Waste Disposal Revenue, USG Corp. Project, 6.00%, 6/01/31 ...........................         10,650,000          9,546,660
Pennsylvania HFA,
   Rental Housing, Refunding, FNMA Insured, 5.75%, 7/01/14 ...................................         10,000,000          9,903,000
   SFM, Series 30, 7.30%, 10/01/17 ...........................................................            700,000            722,078
   SFM, Series 34-A, 6.85%, 4/01/16 ..........................................................          3,000,000          3,092,250
   SFM, Series 34-B, 7.00%, 4/01/24 ..........................................................          6,000,000          6,135,600
   SFM, Series 38, 6.125%, 10/01/24 ..........................................................          4,290,000          4,292,960
   SFM, Series 1991, 7.15%, 4/01/15 ..........................................................          4,370,000          4,489,301
   SFM, Series 67A, 5.85%, 10/01/18 ..........................................................          5,000,000          4,829,600
   SFMR, Refunding, Series 54-A, 6.15%, 10/01/22 .............................................          1,500,000          1,481,880
Pennsylvania Infrastructure Investment Authority Revenue, Pennvest Loan Pool
 Program, MBIA Insured, 5.625%,
   9/01/13 ...................................................................................          6,010,000          6,020,037
   9/01/14 ...................................................................................          2,870,000          2,851,747
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,
 Philadelphia Funding Program, FGIC Insured, Pre-Refunded, 7.00%, 6/15/14 ....................          6,000,000          6,538,920
Pennsylvania State Financial Authority Revenue, Municipal Capital Improvements
 Program, Refunding, 6.60%,11/01/09 ..........................................................         12,565,000         13,325,685
Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
   Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA
    Insured, 5.875%, 11/15/21 ................................................................         17,000,000         15,921,180
   University of Pennsylvania Health Services, Refunding, Series A, 5.75%, 1/01/22 ...........         10,000,000          8,270,400
Pennsylvania State Higher Educational Facilities Authority Revenue,
   Allegheny College Project, Refunding, Series B, 6.125%, 11/01/13 ..........................          1,000,000          1,007,730
   Drexel University, Refunding, 6.375%, 5/01/17 .............................................          5,220,000          5,298,300
   Drexel University, Refunding, MBIA Insured, 5.75%, 5/01/22 ................................          4,385,000          4,240,734
   Geneva College, 5.45%, 4/01/18 ............................................................          2,360,000          2,055,560
   La Salle University, Refunding, MBIA Insured, 5.625%, 5/01/17 .............................          4,000,000          3,898,760
   Philadelphia College of Textiles and Science, 6.75%, 4/01/20 ..............................          3,040,000          3,066,843
   State System of Higher Education, Series N, MBIA Insured, 5.80%, 6/15/24 ..................          4,000,000          3,878,120
   State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ...................          3,140,000          2,675,531
   Temple University, 7.40%, 10/01/10 ........................................................             30,000             30,242
   Thomas Jefferson University, AMBAC Insured, 5.00%, 7/01/19 ................................          3,000,000          2,622,090
   University of Pennsylvania, 5.50%, 7/15/38 ................................................         10,000,000          9,059,300
Pennsylvania State IDAR, Economic Revenue, AMBAC Insured, 6.00%, 1/01/12 .....................          4,250,000          4,358,588
Philadelphia Airport Revenue, Philadelphia Airport System, Series A,
 AMBAC Insured, 6.10%, 6/15/25 ...............................................................          5,000,000          5,002,350
Philadelphia Gas Works Revenue,
   2nd Series, FSA Insured, 5.00%, 7/01/29 ...................................................         10,000,000          8,433,800
   12th Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ..........................................          1,000,000          1,127,190
   14th Series A, Pre-Refunded, 6.375%, 7/01/26 ..............................................          3,360,000          3,569,530
   Refunding, 14th Series, 6.375%, 7/01/26 ...................................................          6,740,000          6,600,415
Philadelphia GO, FSA Insured, 5.00%, 3/15/28 .................................................         10,000,000          8,420,100
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
   Albert Einstein Medical Center, Pre-Refunded, 7.30%, 10/01/08 .............................          5,225,000          5,526,117
   Children's Hospital, Refunding, Series A, 5.00%, 2/15/21 ..................................          2,465,000          2,040,108
   Children's Seashore House, Series A, 7.00%, 8/15/17 .......................................          1,000,000          1,020,160
   Children's Seashore House, Series B, 7.00%, 8/15/22 .......................................          2,600,000          2,640,404
   Frankford Hospital, Series A, ETM, 6.00%, 6/01/14 .........................................          2,500,000          2,599,825
   Temple University Hospital, 5.875%, 11/15/23 ..............................................          5,000,000          4,012,000
Philadelphia Municipal Authority Revenue, Lease, Refunding, Series D, 6.30%, 7/15/17 .........          2,000,000          1,932,320


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)



                                                                                                       PRINCIPAL
 FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
 Philadelphia Parking Authority Parking Revenue,
    Airport Parking, Refunding, AMBAC Insured, 5.50%, 9/01/18 ................................        $ 1,000,000        $   954,250
    Airport, FSA Insured, 5.25%, 9/01/29 .....................................................         14,000,000         12,286,680
 Philadelphia RDA, Home Improvement Loan Revenue, Series B, FHA Insured, 6.10%, 6/01/17 ......            600,000            600,666
 Philadelphia School District GO, Series B, AMBAC Insured,
    5.50%, 9/01/15 ...........................................................................          3,785,000          3,685,000
    5.375%, 4/01/19 ..........................................................................          7,000,000          6,544,230
 Philadelphia School District, Series C, MBIA Insured, 5.75%, 3/01/29 ........................          8,000,000          7,716,000
 Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ........................          6,805,000          7,264,065
 Philadelphia Water and Wastewater Revenue, Refunding, 5.75%, 6/15/13 ........................          6,015,000          5,867,272
 Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, 6.00%, 12/01/24 .........          2,000,000          1,989,560
 Pittsburgh Urban RDA,
    6.10%, 5/01/19 ...........................................................................          1,000,000            985,470
    Mortgage Revenue, Series A, 7.15%, 10/01/27 ..............................................            840,000            860,966
    Mortgage Revenue, Series C, FNMA Insured, GNMA Secured, 5.70%, 4/01/30 ...................          1,525,000          1,419,577
    Mortgage Revenue, Series D, 6.25%, 10/01/17 ..............................................          1,695,000          1,728,222
    Oliver Garage Project, FGIC Insured, 5.45%, 6/01/28 ......................................          3,000,000          2,734,830
 Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured,
  ETM, 7.25%, 9/01/14 ........................................................................          1,250,000          1,420,100
 Schuylkill County IDA, Resource Recovery Revenue, Schuylkill Energy Resources Inc.,
   6.50%, 1/01/10 ............................................................................         15,545,000         15,278,092
 Schuylkill County RDA, Lease Revenue, Series A, FGIC Insured, 7.125%, 6/01/13 ...............          1,500,000          1,569,585
 South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial
   Hospital Project, Series A, MBIA Insured, 5.75%, 7/01/26 ..................................         10,000,000          9,418,600
 Southeastern Pennsylvania Transportation Authority Special Revenue,
  FGIC Insured, 5.375%, 3/01/22 ..............................................................          5,000,000          4,609,600
 State Public School Building Authority School Revenue, Northwestern School
   District Project, Series E, FGIC Insured, 5.75%, 1/15/19 ..................................          3,810,000          3,736,658
 University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA
  Insured, 5.00%, 6/01/21 ....................................................................         10,000,000          8,652,700
 Upper St. Clair Township School District GO, Refunding, 5.20%, 7/15/27 ......................          5,000,000          4,362,550
 Washington County Authority Revenue, Capital Projects and Equipment Program,
  Refunding, AMBAC Insured, 6.15%, 12/01/29 ..................................................          5,000,000          5,013,050
 Wilkes Barre Area School District GO, FGIC Insured, Pre-Refunded, 6.375%, 4/01/15 ...........          3,000,000          3,174,295
                                                                                                                        ------------
 TOTAL BONDS .................................................................................                           669,898,546
                                                                                                                        ------------
 ZERO COUPON BONDS .7%
 Pennsylvania HFA,
 SFM, Series 63A, 4/01/30 ....................................................................         11,000,000          1,578,500
 SFMR, Series 64, 4/01/30 ....................................................................          6,000,000          2,956,140
                                                                                                                        ------------
 TOTAL ZERO COUPON BONDS .....................................................................                             4,534,640
                                                                                                                        ------------
 TOTAL LONG TERM INVESTMENTS (COST $694,645,354) .............................................                           674,433,186
                                                                                                                        ------------

(a)SHORT TERM INVESTMENTS .2%
 Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
  Weekly VRDN and Put, 2.35%, 12/01/15  (Cost $1,200,000) ....................................          1,200,000          1,200,000
                                                                                                                        ------------
 TOTAL INVESTMENTS (COST $695,845,354) 99.3% .................................................                           675,633,186
 OTHER ASSETS, LESS LIABILITIES .7% ..........................................................                             4,530,091
                                                                                                                        ------------
 NET ASSETS 100.0% ...........................................................................                          $680,163,277
                                                                                                                        ============

     See glossary of terms on page 123.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS
FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

                                                                                  YEAR ENDED FEBRUARY 29,
                                                       ----------------------------------------------------------------------------
CLASS A                                                  2000(a)          1999              1998           1997           1996(d)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........            $11.88          $11.86            $11.51         $11.59          $11.31
                                                         --------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................               .59             .60               .62            .65             .66
 Net realized and unrealized gains (losses) .              (.92)            .06               .36            .02             .30
                                                         --------------------------------------------------------------------------
Total from investment operations ............              (.33)            .66               .98            .67             .96
                                                         --------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................              (.58)           (.60)(e)          (.62)          (.65)(e)        (.67)f
 Net realized gains .........................              (.02)           (.04)             (.01)          (.10)           (.01)
                                                         --------------------------------------------------------------------------
Total distributions .........................              (.60)           (.64)             (.63)          (.75)           (.68)
                                                         --------------------------------------------------------------------------
Net asset value, end of year ................            $10.95          $11.88            $11.86         $11.51          $11.59
                                                         ==========================================================================

Total return(b) .............................             (2.91)%          5.68%             8.78%          6.03%           8.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............          $195,157        $218,753          $210,325       $192,525        $190,577
Ratios to average net assets:
 Expenses ...................................               .74%            .74%              .75%           .73%            .74%
 Net investment income ......................              5.14%           4.98%             5.35%          5.62%           5.71%
Portfolio turnover rate .....................             13.41%          20.19%             7.94%         21.09%          27.99%


CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........            $11.89          $11.87            $11.53         $11.62          $11.32
                                                         --------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................               .53             .53               .56            .58             .50
 Net realized and unrealized gains (losses) .              (.92)            .06               .34            .02             .30
                                                         --------------------------------------------------------------------------
Total from investment operations ............              (.39)            .59               .90            .60             .80
                                                         --------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................              (.51)           (.53)(g)          (.55)          (.59)           (.49)
 Net realized gains .........................              (.02)           (.04)             (.01)          (.10)           (.01)
                                                         --------------------------------------------------------------------------
Total distributions .........................              (.53)           (.57)             (.56)          (.69)           (.50)
                                                         --------------------------------------------------------------------------
Net asset value, end of year ................            $10.97          $11.89            $11.87         $11.53          $11.62
                                                         ==========================================================================

Total return(b) .............................             (3.37)%          5.09%             8.07%          5.33%           7.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............            $7,270          $7,050            $3,615         $1,679            $533
Ratios to average net assets:
 Expenses ...................................              1.30%           1.30%             1.31%          1.30%           1.32%(c)
 Net investment income ......................              4.60%           4.43%             4.78%          5.04%           5.16%(c)
Portfolio turnover rate .....................             13.41%          20.19%             7.94%         21.09%          27.99%

(a)    Based on average shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)    Annualized

(d)    For the period May 1, 1995 (effective date) to February 29, 1996 for
       Class C.

(e) Includes distributions in excess of net investment income in the amount of $.006.

(f) Includes distributions in excess of net investment income in the amount of $.001.

(g) Includes distributions in excess of net investment income in the amount of $.004.

                    See notes to financial statements.


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000



                                                                                                      PRINCIPAL
FRANKLIN PUERTO RICO TAX-FREE INCOME FUND                                                              AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.4%
 Guam Airport Authority Revenue, Series B,
    6.60%, 10/01/10 ..........................................................................         $1,675,000         $1,755,015
    6.70%, 10/01/23 ..........................................................................          5,800,000          6,070,628
 Guam Government GO, Series A,
    5.90%, 9/01/05 ...........................................................................          4,575,000          4,597,052
    6.00%, 9/01/06 ...........................................................................          1,085,000          1,090,121
 Guam Government Limited Obligation Highway Revenue, Refunding, Series A,
    FSA Insured, 6.30%, 5/01/12 ..............................................................          5,590,000          5,838,308
 Guam Housing Corp. SFR, MBS, Mortgage Guaranteed, Series A, 5.35%, 9/01/18 ..................          5,000,000          4,585,650
 Guam Power Authority Revenue,
    Refunding, Series A, 5.25%, 10/01/34 .....................................................          5,065,000          4,251,561
    Series A, Pre-Refunded, 6.30%, 10/01/22 ..................................................          6,190,000          6,551,310
    Series A, Pre-Refunded, 6.75%, 10/01/24 ..................................................          2,680,000          2,936,664
 Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue,
  Series A, 6.85%, 3/15/28 ...................................................................          6,905,000          6,655,453
 Puerto Rico Commonwealth GO,
    Pre-Refunded, 6.40%, 7/01/11 .............................................................          2,000,000          2,152,860
    Refunding, MBIA Insured, 5.75%, 7/01/24 ..................................................          2,000,000          1,986,860
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
    Series Q, Pre-Refunded, 7.75%, 7/01/10 ...................................................            350,000            361,274
    Series Y, 5.50%, 7/01/36 .................................................................          8,500,000          7,745,880
    Series Y, Pre-Refunded, 6.00%, 7/01/22 ...................................................          8,000,000          8,503,120
 Puerto Rico Commonwealth IDC, General Purpose Revenue, Series B, 5.375%, 7/01/16 ............          2,000,000          1,874,800
 Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
 Series A, 7.90%, 7/01/07 ....................................................................            580,000            587,134
    7.75%, 7/01/08 ...........................................................................            300,000            304,284
    7.50%, 7/01/09 ...........................................................................            660,000            667,880
 Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth
  Appropriation, Refunding, 7.875%, 10/01/04 .................................................          3,350,000          3,422,327
 Puerto Rico Electric Power Authority Revenue,
    Refunding, Series U, 6.00%, 7/01/14 ......................................................            700,000            714,308
    Series P, Pre-Refunded, 7.00%, 7/01/11 ...................................................            615,000            647,374
    Series P, Pre-Refunded, 7.00%, 7/01/21 ...................................................          1,000,000          1,052,640
    Series T, Pre-Refunded, 6.375%, 7/01/24 ..................................................          5,000,000          5,397,750
    Series X, Pre-Refunded, 6.125%, 7/01/21 ..................................................          5,225,000          5,617,607
 Puerto Rico HFC Revenue,
    MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ...............................................          1,470,000          1,500,797
    MF, Portfolio A, Series I, 7.50%, 10/01/15 ...............................................            420,000            428,799
    SFMR, Portfolio No. 1, Series C, GNMA Secured, 6.85%, 10/15/23 ...........................          2,320,000          2,381,550
    Sixth Portfolio, Section 8 Assisted, FHA Mortgage Insured,
      Pre-Refunded, 7.75%, 12/01/26 ..........................................................          2,060,000          2,362,779
 Puerto Rico Housing Bank and Financing Authority SFMR,
    Affordable Housing Mortgage, First Portfolio, 6.25%, 4/01/29 .............................          2,025,000          2,050,232
    Homeownership Fifth Portfolio, Pre-Refunded, 7.50%, 12/01/15 .............................            955,000            963,032
 Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
   Financing Authority Revenue,
    PepsiCo Inc. Project, 6.25%, 11/15/13 ....................................................            900,000            936,486
    Special Facilities, American Airlines Project, Series A, 6.45%, 12/01/25 .................          2,000,000          2,010,200
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control
 Facilities Financing Authority Hospital Revenue,
    Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 .......................          2,500,000          2,466,550
    Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ........................            500,000            497,900
    Hospital Auxilio Mutuo Obligation, MBIA Insured, 5.50%, 7/01/17 ..........................          2,750,000          2,674,953
    Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ................          8,445,000          8,608,326
    Mennonite General Hospital Project, 5.625%, 7/01/17 ......................................            915,000            762,415
    Mennonite General Hospital Project, 6.50%, 7/01/26 .......................................          5,000,000          4,566,850
    Mennonite General Hospital Project, 5.625%, 7/01/27 ......................................          2,000,000          1,555,240
    San Lucas and Cristo Project, Refunding, Series A, 5.75%, 6/01/19 ........................          3,000,000          2,520,180
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Financing Authority Industrial Revenue,
    Guaynabo Municipal Government, 5.625%, 7/01/15 ...........................................          6,550,000          6,046,174
    Guaynabo Municipal Government, 5.625%, 7/01/22 ...........................................          3,160,000          2,846,560
    Guaynabo Warehouse, Series A., 5.20%, 7/01/24 ............................................          4,120,000          3,460,635
    Teacher's Retirement System Revenue, Series B, 5.50%, 7/01/21 ............................          6,585,000          6,123,918



FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)



                                                                                                      PRINCIPAL
FRANKLIN PUERTO RICO TAX-FREE INCOME FUND                                                             AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Revenue, Ana G. Mendez University Systems Project, Refunding, 5.375%,
    2/01/19 ..................................................................................         $2,000,000         $1,766,880
    2/01/29 ..................................................................................          4,000,000          3,420,960
 Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.50%, 8/01/23 ..............          6,400,000          6,115,968
 Puerto Rico Municipal Finance Agency, Series A, Pre-Refunded, 6.50%, 7/01/19 ................          2,000,000          2,156,520
 Puerto Rico PBA Revenue, Government Facilities, Series A, AMBAC Insured, 5.75%, 7/01/22 .....          1,000,000            991,220
 Puerto Rico Port Authority Revenue,
    Series D, FGIC Insured, 6.00%, 7/01/21 ...................................................          1,250,000          1,253,663
    Special Facilities, American Airlines, Series A, 6.30%, 6/01/23 ..........................          5,500,000          5,336,320
    Special Facilities, American Airlines, Series A, 6.25%, 6/01/26 ..........................          1,900,000          1,806,007
 Puerto Rico Telephone Authority Revenue, Series L, Pre-Refunded, 6.125%, 1/01/22 ............          6,450,000          6,687,489
 University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ..................          6,145,000          5,623,412
 Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
    6.45%, 3/01/16 ...........................................................................            365,000            371,147
    6.50%, 3/01/25 ...........................................................................            865,000            876,608
 Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A,
    5.50%, 10/01/18 ..........................................................................          3,000,000          2,652,390
    5.50%, 10/01/22 ..........................................................................          3,000,000          2,586,960
    5.625%, 10/01/25 .........................................................................          3,000,000          2,601,120
 Virgin Islands Water and Power Authority Electric System Revenue,
    Refunding, 5.30%, 7/01/18 ................................................................          1,700,000          1,533,672
    Refunding, 5.30%, 7/01/21 ................................................................          1,000,000            883,460
    Series A, Pre-Refunded, 7.40%, 7/01/11 ...................................................          4,905,000          5,164,376
 Virgin Islands Water and Power Authority Water System Revenue, Refunding,
    5.25%, 7/01/12 ...........................................................................          4,000,000          3,624,160
    5.50%, 7/01/17 ...........................................................................          4,000,000          3,504,436
                                                                                                                        ------------
 TOTAL LONG TERM INVESTMENTS (COST $201,504,152) .............................................                           199,088,204
                                                                                                                        ------------
(a)SHORT TERM INVESTMENTS .5%
 Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
   Weekly VRDN and Put, 2.35%, 12/01/15
 (COST $1,100,000) ...........................................................................          1,100,000          1,100,000
                                                                                                                        ------------
 TOTAL INVESTMENTS (COST $202,604,152) 98.9% .................................................                           200,188,204
 OTHER ASSETS, LESS LIABILITIES 1.1% .........................................................                             2,239,075
                                                                                                                        ------------
 NET ASSETS 100.0% ...........................................................................                          $202,427,279
                                                                                                                        ============



See glossary of terms on page 123.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                    See notes to financial statements.



FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000




GLOSSARY OF TERMS

1915 Act  - Improvement Bond Act of 1915

ABAG      - The Association of Bay Area Governments

ACES      - Adjustable Convertible Exempt Securities

AD        - Assessment District

AMBAC     - American Municipal Bond Assurance Corp.

BIG       - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name).

CDA       - Community Development Authority/Agency

CDD       - Community Development District

CFD       - Community Facilities District

COP       - Certificate of Participation

CRDA      - Community Redevelopment Authority/Agency

EDA       - Economic Development Authority

EDR       - Economic Development Revenue

ETM       - Escrow to Maturity

FGIC      - Financial Guaranty Insurance Co.

FHA       - Federal Housing Authority/Agency

FI/GML    - Federally Insured or Guaranteed Mortgage Loans

FNMA      - Federal National Mortgage Association

FSA       - Financial Security Assistance (some of the securities shown as FSA
            Insured were originally issued by Capital Guaranty Insurance Co.
            (CGIC) which was acquired by FSA in 1995 and no longer does business under this name).

GNMA      - Government National Mortgage Association

GO        - General Obligation

HDA       - Housing Development Authority/Agency

HFA       - Housing Finance Authority/Agency

HFAR      - Housing Finance Authority Revenue

HFC       - Housing Finance Corp.

ID        - Improvement District

IDA       - Industrial Development Authority/Agency

IDAR      - Industrial Development Authority/Agency Revenue


IDB       - Industrial Development Board

IDBR      - Industrial Development Board Revenue

IDC       - Industrial Development Corp.

IDR       - Industrial Development Revenue

IPC       - Industrial Pollution Control

ISD       - Independent School District

LLC       - Limited Liability Corporation

LP        - Limited Partnership

MAC       - Municipal Assistance Corporation

MBIA      - Municipal Bond Investors Assurance Corp.

MBS       - Mortgage Backed Securities

MF        - Multi-Family

MFHR      - Multi-Family Housing Revenue

MFMR      - Multi-Family Mortgage Revenue

MFR       - Multi-Family Revenue

MTA       - Metropolitan Transit Authority

PBA       - Public Building Authority

PCC       - Pollution Control Corporation

PCR       - Pollution Control Revenue

PFA       - Public Financing Authority

PUD       - Public Utility District

RDA       - Redevelopment Authority/Agency

RDAR      - Redevelopment Authority/Agency Revenue

SF        - Single Family

SFM       - Single Family Mortgage

SFMR      - Single Family Mortgage Revenue

SFR       - Single Family Revenue

UHSD      - Unified High School District

USD       - Unified School District

VHA       - Veterans Hospital of America

VRDN      - Variable Rate Demand Notes

zero cpn. - Zero Coupon


FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000


                                                                 FRANKLIN        FRANKLIN            FRANKLIN       FRANKLIN FEDERAL
                                                                  ARIZONA         COLORADO          CONNECTICUT       INTERMEDIATE-
                                                                 TAX-FREE         TAX-FREE            TAX-FREE         TERM TAX-FREE
                                                                INCOME FUND      INCOME FUND        INCOME FUND         INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost .................................................      $799,510,106       $291,223,890       $241,547,443       $176,485,946
                                                              ======================================================================
  Value ................................................       771,613,594        282,567,421        230,544,295        171,539,214
 Cash ..................................................            63,470             55,682             61,297            190,536
 Receivables:
  Capital shares sold ..................................           406,391          1,047,347             53,091            192,723
  Interest .............................................        10,719,157          4,814,233          3,657,348          2,605,587
                                                              ----------------------------------------------------------------------
      Total assets .....................................       782,802,612        288,484,683        234,316,031        174,528,060
                                                              ----------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ......................                --          1,978,831                 --          2,593,592
  Capital shares redeemed ..............................         1,465,039            512,222            934,262            607,169
  Affiliates ...........................................           422,083            179,138            152,170            106,095
  Shareholders .........................................           390,541            178,108             85,790             25,722
Distributions to shareholders ..........................         1,373,831            490,687            374,809            266,276
Other liabilities ......................................            30,440             18,352             16,356             22,003
                                                              ----------------------------------------------------------------------
      Total liabilities ................................         3,681,934          3,357,338          1,563,387          3,620,857
                                                              ----------------------------------------------------------------------
       Net assets, at value ............................      $779,120,678       $285,127,345       $232,752,644       $170,907,203
                                                              ======================================================================
Net assets consist of:
 Undistributed net investment income ...................     $          --      $          --      $          --           $168,948
 Accumulated distributions in excess
 of net investment income ..............................          (785,063)          (160,320)          (130,708)                --

 Net unrealized depreciation ...........................       (27,896,512)        (8,656,469)       (11,003,148)        (4,946,732)
 Accumulated net realized loss .........................        (3,421,806)        (3,553,323)        (6,822,138)        (2,445,017)
 Capital shares ........................................       811,224,059        297,497,457        250,708,638        178,130,004
                                                              ----------------------------------------------------------------------
       Net assets, at value ............................      $779,120,678       $285,127,345       $232,752,644       $170,907,203
                                                              ======================================================================
CLASS A:
 Net assets, at value ..................................      $756,273,800       $264,563,370       $207,745,205       $170,907,203
                                                              ======================================================================
 Shares outstanding ....................................        73,336,549         24,264,315         20,641,455         16,240,075
                                                              ======================================================================
 Net asset value per share* ............................            $10.31             $10.90             $10.06             $10.52
                                                              ======================================================================
 Maximum offering price per share (net asset
  value per share / 95.75%) ............................            $10.77             $11.38             $10.51            $10.76**
                                                              ======================================================================
CLASS B:
 Net assets, at value ..................................          $175,727                 --                 --                 --
                                                              ======================================================================
 Shares outstanding ....................................            17,024                 --                 --                 --
 Net asset value and maximum offering price per share* .            $10.32                 --                 --                 --
                                                              ======================================================================
CLASS C:
 Net assets, at value ..................................       $22,671,151        $20,563,975        $25,007,439                 --
                                                              ======================================================================
 Shares outstanding ....................................         2,183,584          1,876,106          2,476,564                 --
                                                              ======================================================================
 Net asset value per share* ............................            $10.38             $10.96             $10.10                 --
                                                              ======================================================================
 Maximum offering price per share
  (net asset value per share / 99%) ....................            $10.48             $11.07             $10.20                 --
                                                              ======================================================================

(*) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


(**) The maximum offering price for Franklin Federal Intermediate-Term Tax-Free
     Income Fund is calculated at $10.52 / 97.75%.


                    See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
FEBRUARY 29, 2000



                                                         FRANKLIN               FRANKLIN            FRANKLIN             FRANKLIN
                                                        HIGH YIELD             NEW JERSEY            OREGON             PENNSYLVANIA
                                                         TAX-FREE               TAX-FREE            TAX-FREE             TAX-FREE
                                                       INCOME FUND            INCOME FUND          INCOME FUND          INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost .........................................      $5,806,106,843         $670,511,111         $477,004,932         $695,845,354
                                                      ==============================================================================
  Value ........................................       5,586,845,456          659,559,548          461,969,312          675,633,186
 Cash ..........................................              40,309               99,504              101,859               27,789
 Receivables:
  Investment securities sold ...................                  --                   --              925,653                   --
  Capital shares sold ..........................           5,608,718              555,793              236,194              425,126
  Interest .....................................         108,275,312            9,778,128            6,905,601           12,045,316
                                                      ------------------------------------------------------------------------------
      Total assets .............................       5,700,769,795          669,992,973          470,138,619          688,131,417
                                                      ------------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..............          17,991,250            2,378,385                   --            4,010,000
  Capital shares redeemed ......................          15,725,276            1,716,865            2,208,344            1,883,627
  Affiliates ...................................           3,281,229              397,979              284,167              402,926
  Shareholders .................................           2,644,858              372,008              140,549              454,083
 Distributions to shareholders .................          10,253,427            1,058,858              733,671            1,190,858
 Other liabilities .............................             520,644               32,266               25,975               26,646
                                                      ------------------------------------------------------------------------------
      Total liabilities ........................          50,416,684            5,956,361            3,392,706            7,968,140
                                                      ------------------------------------------------------------------------------
       Net assets, at value ....................      $5,650,353,111         $664,036,612         $466,745,913         $680,163,277
                                                      ==============================================================================
Net assets consist of:
 Undistributed net investment income ...........     $            --         $         --         $    694,538         $         --
 Accumulated distributions in excess of net
  investment income ............................          (5,457,191)            (342,861)                  --             (842,612)
 Net unrealized depreciation ...................        (219,261,387)         (10,951,563)         (15,035,620)         (20,212,168)
 Accumulated net realized loss .................         (70,901,006)          (3,695,592)          (3,706,382)          (6,001,576)
 Capital shares ................................       5,945,972,695          679,026,628          484,793,377          707,219,633
                                                      ------------------------------------------------------------------------------
       Net assets, at value ....................      $5,650,353,111         $664,036,612         $466,745,913         $680,163,277
                                                      ==============================================================================
CLASS A:
 Net assets, at value ..........................      $5,017,322,124         $617,406,867         $432,675,212         $639,003,967
                                                      ==============================================================================
 Shares outstanding ............................         482,125,731           56,172,029           40,040,632           66,883,860
                                                      ==============================================================================
 Net asset value per share* ....................              $10.41               $10.99               $10.81                $9.55
                                                      ==============================================================================
 Maximum offering price per share (net asset
  value per share / 95.75%) ....................              $10.87               $11.48               $11.29                $9.97
                                                      ==============================================================================
CLASS B:
 Net assets, at value ..........................         $92,098,564             $226,251                   --             $186,002
                                                      ==============================================================================
 Shares outstanding ............................           8,814,577               20,572                   --               19,475
                                                      ==============================================================================
 Net asset value and maximum offering
  price per share* .............................              $10.45               $11.00                   --                $9.55
                                                      ==============================================================================
CLASS C:
 Net assets, at value ..........................        $540,932,423          $46,403,494          $34,070,701          $40,973,308
                                                      ==============================================================================
 Shares outstanding ............................          51,619,033            4,198,885            3,131,684            4,266,220
                                                      ==============================================================================
 Net asset value per share* ....................              $10.48               $11.05               $10.88                $9.60
                                                      ==============================================================================
 Maximum offering price per share
  (net asset value per share / 99%) ............              $10.59               $11.16               $10.99                $9.70
                                                      ==============================================================================


(*) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
FEBRUARY 29, 2000

                                                                          FRANKLIN
                                                                         PUERTO RICO
                                                                          TAX-FREE
                                                                         INCOME FUND
                                                                         ------------
Assets:
 Investments in securities:
  Cost ............................................................      $202,604,152
                                                                         ============
  Value ...........................................................       200,188,204
 Cash .............................................................            73,736
 Receivables:
  Capital shares sold .............................................           125,051
  Interest ........................................................         3,222,198
                                                                         ------------
      Total assets ................................................       203,609,189
                                                                         ------------
Liabilities:
 Payables:
  Capital shares redeemed .........................................           606,431
  Affiliates ......................................................           132,350
  Shareholders ....................................................            88,760
 Distributions to shareholders ....................................           342,620
 Other liabilities ................................................            11,749
                                                                         ------------
      Total liabilities ...........................................         1,181,910
                                                                         ------------
       Net assets, at value .......................................      $202,427,279
                                                                         ============
Net assets consist of:
 Undistributed net investment income ..............................           $34,903
 Net unrealized depreciation ......................................        (2,415,948)
 Accumulated net realized loss ....................................           (46,238)
 Capital shares ...................................................       204,854,562
                                                                         ------------
       Net assets, at value .......................................      $202,427,279
                                                                         ============
Class A:
 Net assets, at value .............................................      $195,157,309
                                                                         ============
 Shares outstanding ...............................................        17,818,559
                                                                         ============
 Net asset value per share* .......................................            $10.95
                                                                         ============
 Maximum offering price per share (net asset value per
  share/95.75%) ...................................................            $11.44
                                                                         ============
Class C:
 Net assets, at value .............................................        $7,269,970
                                                                         ============
 Shares outstanding ...............................................           662,719
                                                                         ============
 Net asset value per share* .......................................            $10.97
                                                                         ============
 Maximum offering price per share (net asset value per share/99%)..            $11.08
                                                                         ============



(*) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



                    See notes to financial statements.



FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2000

                                                                   FRANKLIN          FRANKLIN           FRANKLIN    FRANKLIN FEDERAL
                                                                   ARIZONA           COLORADO         CONNECTICUT    INTERMEDIATE-
                                                                   TAX-FREE          TAX-FREE           TAX-FREE     TERM TAX-FREE
                                                                  INCOME FUND       INCOME FUND       INCOME FUND      INCOME FUND
                                                                  ------------------------------------------------------------------
Investment income:
 Interest ..................................................      $50,296,016       $18,095,147       $15,538,825       $10,156,590
                                                                  ------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ..................................        4,051,080         1,628,892         1,410,653         1,046,931
 Distribution fees (Note 3)
  Class A ..................................................          766,352           281,322           225,593           186,709
  Class B ..................................................               48                --                --                --
  Class C ..................................................          159,576           141,154           169,596                --
 Transfer agent fees (Note 3) ..............................          309,631           136,763           115,574            72,522
 Custodian fees ............................................            8,563             3,198             2,394             1,627
 Reports to shareholders ...................................           55,416            22,904            19,591            15,626
 Registration and filing fees ..............................           33,363            18,404            19,715            42,255
 Professional fees .........................................           20,238             9,834             8,937             7,497
 Trustees' fees and expenses ...............................            8,413             3,056             2,577             1,840
 Other .....................................................           42,623            22,348            17,225            27,706
                                                                  ------------------------------------------------------------------
     Total expenses ........................................        5,455,303         2,267,875         1,991,855         1,402,713

     Expenses waived/paid by affiliate (Note 3) ............               --                --                --           (34,964)
                                                                  ------------------------------------------------------------------
      Net expenses .........................................        5,455,303         2,267,875         1,991,855         1,367,749
                                                                  ------------------------------------------------------------------
       Net investment income ...............................       44,840,713        15,827,272        13,546,970         8,788,841
                                                                  ------------------------------------------------------------------
Realized and unrealized losses:
 Net realized loss from investments ........................       (3,418,024)       (3,552,435)       (3,264,467)       (1,329,609)
 Net unrealized depreciation on investments ................      (77,707,910)      (26,930,378)      (26,223,575)      (12,117,956)
                                                                  ------------------------------------------------------------------
Net realized and unrealized loss ...........................      (81,125,934)      (30,482,813)      (29,488,042)      (13,447,565)
                                                                  ------------------------------------------------------------------
Net decrease in net assets resulting from operations .......     $(36,285,221)     $(14,655,541)     $(15,941,072)      $(4,658,724)
                                                                  ==================================================================


                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED FEBRUARY 29, 2000

                                                                FRANKLIN           FRANKLIN          FRANKLIN             FRANKLIN
                                                               HIGH YIELD         NEW JERSEY          OREGON            PENNSYLVANIA
                                                                TAX-FREE           TAX-FREE          TAX-FREE             TAX-FREE
                                                               INCOME FUND        INCOME FUND       INCOME FUND         INCOME FUND
                                                              ----------------------------------------------------------------------
Investment income:
 Interest ..............................................      $412,269,526        $42,191,079        $29,256,377        $44,765,217
                                                              ----------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ..............................        28,491,742          3,470,377          2,502,386          3,602,657
 Distribution fees (Note 3)
  Class A ..............................................         5,058,180            634,460            447,087            676,381
  Class B ..............................................           419,342                 36                 --                 21
  Class C ..............................................         4,010,012            327,939            230,920            286,692
 Transfer agent fees (Note 3) ..........................         2,873,811            359,540            218,445            416,046
 Custodian fees ........................................            64,034              7,202              4,621              7,581
 Reports to shareholders ...............................           497,418             52,898             37,998             68,474
 Registration and filing fees ..........................           447,366             27,689             25,142             23,387
 Professional fees .....................................           169,778             17,583             13,542             18,418
 Trustees' fees and expenses ...........................            61,853              7,117              4,974              7,438
 Other .................................................           317,859             37,084             29,352             40,609
                                                              ----------------------------------------------------------------------
      Total expenses ...................................        42,411,395          4,941,925          3,514,467          5,147,704
                                                              ----------------------------------------------------------------------
       Net investment income ...........................       369,858,131         37,249,154         25,741,910         39,617,513
                                                              ----------------------------------------------------------------------
Realized and unrealized losses:
 Net realized loss from investments ....................       (70,898,507)        (3,695,592)        (3,602,485)        (6,001,576)
 Net unrealized depreciation on investments ............      (549,458,729)       (57,381,137)       (42,421,295)       (67,094,411)
                                                              ----------------------------------------------------------------------
Net realized and unrealized loss .......................      (620,357,236)       (61,076,729)       (46,023,780)       (73,095,987)
                                                              ----------------------------------------------------------------------
Net decrease in net assets resulting from operations ...     $(250,499,105)      $(23,827,575)      $(20,281,870)      $(33,478,474)
                                                              ======================================================================





                    See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS (CONT.)
FOR THE YEAR ENDED FEBRUARY 29, 2000


                                                                      FRANKLIN
                                                                     PUERTO RICO
                                                                      TAX-FREE
                                                                    INCOME FUND
                                                                    -----------
Investment income:
 Interest ..................................................        $12,828,594
                                                                    -----------
Expenses:
 Management fees (Note 3) ..................................          1,209,819
 Distribution fees (Note 3)
  Class A ..................................................            197,331
  Class C ..................................................             51,050
 Transfer agent fees (Note 3) ..............................            135,436
 Custodian fees ............................................              2,017
 Reports to shareholders ...................................             24,452
 Registration and filing fees ..............................             29,543
 Professional fees .........................................              8,132
 Trustees' fees and expenses ...............................              2,162
 Other .....................................................             13,342
                                                                    -----------
      Total expenses .......................................          1,673,284
                                                                    -----------
       Net investment income ...............................         11,155,310
                                                                    -----------
Realized and unrealized losses:
 Net realized loss from investments ........................            (46,238)
 Net unrealized depreciation on investments ................        (17,629,792)
                                                                    -----------
Net realized and unrealized loss ...........................        (17,676,030)
                                                                    -----------
Net decrease in net assets resulting from operations .......        $(6,520,720)
                                                                    ===========


                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999


                                                                   FRANKLIN ARIZONA                       FRANKLIN COLORADO
                                                                  TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                                               ---------------------------------------------------------------------
                                                                  2000              1999                 2000               1999
                                                               ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................      $ 44,840,713       $ 43,743,520       $ 15,827,272       $ 14,775,876
  Net realized gain (loss) from investments ............        (3,418,024)         3,918,445         (3,552,435)         1,022,077
  Net unrealized depreciation on investments ...........       (77,707,910)        (4,679,698)       (26,930,378)          (713,406)
                                                               ---------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ......................       (36,285,221)        42,982,267        (14,655,541)        15,084,547
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................       (43,683,113)       (42,890,425)       (14,827,705)       (14,188,201)
   Class B .............................................              (281)                --                 --                 --
   Class C .............................................        (1,157,319)          (853,095)          (999,567)          (709,062)
  In excess of net investment income:
   Class A .............................................           (68,986)          (112,500)          (143,841)            (6,459)
   Class C .............................................            (1,828)            (2,296)            (9,697)              (323)
  Net realized gains:
   Class A .............................................        (2,664,446)        (3,662,232)          (298,232)        (1,791,554)
   Class C .............................................           (79,924)           (79,205)           (21,969)          (102,076)
                                                               ---------------------------------------------------------------------
 Total distributions to shareholders ...................       (47,655,897)       (47,599,753)       (16,301,011)       (16,797,675)
 Capital share transactions: (Note 2)
  Class A ..............................................       (23,235,695)        55,297,029         (8,021,689)        36,395,512
  Class B ..............................................           175,000                 --                 --                 --
  Class C ..............................................         1,231,605          9,424,466            825,521         11,143,387
                                                               ---------------------------------------------------------------------
 Total capital share transactions ......................       (21,829,090)        64,721,495         (7,196,168)        47,538,899
      Net increase (decrease) in net assets ............      (105,770,208)        60,104,009        (38,152,720)        45,825,771
Net assets:
 Beginning of year .....................................       884,890,886        824,786,877        323,280,065        277,454,294
                                                               ---------------------------------------------------------------------
 End of year ...........................................      $779,120,678       $884,890,886       $285,127,345       $323,280,065
                                                               =====================================================================
Accumulated distributions in excess of net investment
 income included in net assets:
  End of year ..........................................         $(785,063)         $(714,249)         $(160,320)           $(6,782)
                                                               =====================================================================



                    See notes to financial statements.



FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999

                                                                     FRANKLIN CONNECTICUT         FRANKLIN FEDERAL INTERMEDIATE-TERM
                                                                     TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                                               ---------------------------------------------------------------------
                                                                   2000               1999               2000                1999
                                                               ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................    $13,546,970        $11,874,815         $8,788,841         $7,442,059
  Net realized gain (loss) from investments ...............     (3,264,467)           631,807         (1,329,609)           146,469
  Net unrealized appreciation (depreciation) on
      investments..........................................    (26,223,575)           175,555        (12,117,956)           632,241
                                                               ---------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
      from operations .....................................    (15,941,072)        12,682,177         (4,658,724)         8,220,769
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................    (12,310,990)       (11,204,717)        (8,686,728)        (7,539,385)
   Class C ................................................     (1,216,102)          (670,098)                --                 --
  In excess of net investment income:
   Class A ................................................             --            (53,408)                --                 --
   Class C ................................................             --             (3,194)                --                 --
                                                               ---------------------------------------------------------------------
 Total distributions to shareholders ......................    (13,527,092)       (11,931,417)        (8,686,728)        (7,539,385)
 Capital share transactions: (Note 2)
  Class A .................................................    (10,761,404)        40,666,725        (11,345,713)        55,372,039
  Class C .................................................      4,523,167         14,762,426                 --                 --
                                                               ---------------------------------------------------------------------
 Total capital share transactions .........................     (6,238,237)        55,429,151        (11,345,713)        55,372,039
      Net increase (decrease) in net assets ...............    (35,706,401)        56,179,911        (24,691,165)        56,053,423
Net assets:
 Beginning of year ........................................    268,459,045        212,279,134        195,598,368        139,544,945
                                                               ---------------------------------------------------------------------
 End of year ..............................................   $232,752,644       $268,459,045       $170,907,203       $195,598,368
                                                               =====================================================================
Undistributed net investment income (accumulated
  distributions in excess of net investment income)
  included in net assets:
  End of year .............................................      $(130,708)         $(150,586)          $168,948            $66,835
                                                               =====================================================================


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999

                                                                  FRANKLIN HIGH YIELD                   FRANKLIN NEW JERSEY
                                                                  TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                                         ---------------------------------------------------------------------------
                                                               2000                1999               2000                 1999
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................        $369,858,131         $360,598,786       $37,249,154          $35,124,421
  Net realized gain (loss) from investments .......         (70,898,507)          21,319,398        (3,695,592)             596,765
  Net unrealized appreciation (depreciation)
       on investments .............................        (549,458,729)        (120,400,244)      (57,381,137)           2,362,264
                                                         ---------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..................        (250,499,105)         261,517,940       (23,827,575)          38,083,450
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................        (333,761,601)        (332,249,669)      (34,978,876)         (33,973,510)
   Class B ........................................          (3,398,175)             (46,213)             (165)                  --
   Class C ........................................         (32,717,855)         (27,314,370)       (2,345,061)          (1,728,570)
  In excess of net investment income:
   Class A ........................................          (1,707,824)                  --          (321,319)                  --
   Class B ........................................             (17,388)                  --                --                   --
   Class C ........................................            (167,414)                  --           (21,542)                  --
  Net realized gains:
   Class A ........................................          (1,468,995)          (7,966,666)         (187,767)                  --
   Class B ........................................             (13,236)                  --                --                   --
   Class C ........................................            (159,594)            (819,741)          (14,238)                  --
                                                         ---------------------------------------------------------------------------
 Total distributions to shareholders ..............        (373,412,082)        (368,396,659)      (37,868,968)         (35,702,080)

 Capital share transactions: (Note 2)
  Class A .........................................        (414,585,880)         342,918,876        (7,054,102)          42,629,937
  Class B .........................................          83,389,918           15,504,687           225,225                   --
  Class C .........................................         (30,205,413)         217,918,008         2,028,843           20,454,134
                                                         ---------------------------------------------------------------------------
 Total capital share transactions .................        (361,401,375)         576,341,571        (4,800,034)          63,084,071
      Net increase (decrease) in net assets .......        (985,312,562)         469,462,852       (66,496,577)          65,465,441
Net assets:
 Beginning of year ................................       6,635,665,673        6,166,202,821       730,533,189          665,067,748
                                                         ---------------------------------------------------------------------------
 End of year ......................................      $5,650,353,111       $6,635,665,673      $664,036,612         $730,533,189
                                                         ===========================================================================
Undistributed net investment income (accumulated
  distributions in excess of net investment income)
  included in net assets:
  End of year .....................................         $(5,457,191)         $(3,528,808)        $(342,861)             $74,948
                                                         ===========================================================================


                    See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999



                                                                      FRANKLIN OREGON                   FRANKLIN PENNSYLVANIA
                                                                    TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                                              ----------------------------------------------------------------------
                                                                  2000               1999             2000                  1999
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................      $ 25,741,910       $ 23,901,350       $ 39,617,513       $ 39,708,987
  Net realized gain (loss) from investments ............        (3,602,485)         1,677,443         (6,001,576)         1,071,826
  Net unrealized depreciation on investments ...........       (42,421,295)        (1,943,787)       (67,094,411)        (2,242,080)
                                                              ----------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
        from operations ................................       (20,281,870)        23,635,006        (33,478,474)        38,538,733
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................       (24,122,463)       (23,518,284)       (37,535,097)       (38,182,843)
   Class B .............................................                --                 --               (155)                --
   Class C .............................................        (1,617,439)        (1,142,332)        (2,082,261)        (1,526,144)
  In excess of net investment income:
   Class A .............................................                --                 --            (10,157)          (418,611)
   Class C .............................................                --                 --               (563)           (16,732)
  Net realized gains:
   Class A .............................................                --                 --            (14,421)          (985,591)
   Class C .............................................                --                 --               (865)           (51,198)
                                                              ----------------------------------------------------------------------
 Total distributions to shareholders ...................       (25,739,902)       (24,660,616)       (39,643,519)       (41,181,119)
 Capital share transactions: (Note 2)
  Class A ..............................................        (8,214,243)        57,633,801        (51,118,450)        48,325,952
  Class B ..............................................                --                 --            185,598                 --
  Class C ..............................................         4,355,248         17,049,844          3,358,574         16,135,478
                                                              ----------------------------------------------------------------------
 Total capital share transactions ......................        (3,858,995)        74,683,645        (47,574,278)        64,461,430
      Net increase (decrease) in net assets ............       (49,880,767)        73,658,035       (120,696,271)        61,819,044
Net assets:
 Beginning of year .....................................       516,626,680        442,968,645        800,859,548        739,040,504
                                                              ----------------------------------------------------------------------
 End of year ...........................................      $466,745,913       $516,626,680       $680,163,277       $800,859,548
                                                              ======================================================================
Undistributed net investment income (accumulated
 distributions in excess of net investment income)
 included in net assets:
  End of year ..........................................          $694,538           $692,530          $(842,612)         $(831,892)
                                                              ======================================================================


                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)



STATEMENT OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999

134

                                                                                                        FRANKLIN PUERTO RICO
                                                                                                        TAX-FREE INCOME FUND
                                                                                                 -----------------------------------
                                                                                                     2000                 1999
                                                                                                 -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................................         $ 11,155,310          $ 10,900,493
  Net realized gain (loss) from investments ............................................              (46,238)              836,253
  Net unrealized appreciation (depreciation) on investments ............................          (17,629,792)              296,087
                                                                                                 -----------------------------------
      Net increase (decrease) in net assets resulting from operations ..................           (6,520,720)           12,032,833
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................................          (10,605,773)          (10,664,385)
   Class C .............................................................................             (352,376)             (236,108)
  In excess of net investment income:
   Class A .............................................................................                   --              (112,508)
   Class C .............................................................................                   --                (2,491)
  Net realized gains:
   Class A .............................................................................             (290,247)             (682,528)
   Class C .............................................................................              (10,841)              (19,507)
                                                                                                 -----------------------------------
 Total distributions to shareholders ...................................................          (11,259,237)          (11,717,527)
 Capital share transactions: (Note 2)
  Class A ..............................................................................           (6,472,518)            8,116,885
  Class C ..............................................................................              876,544             3,431,283
                                                                                                 -----------------------------------
 Total capital share transactions ......................................................           (5,595,974)           11,548,168
      Net increase (decrease) in net assets ............................................          (23,375,931)           11,863,474
Net assets:
 Beginning of year .....................................................................          225,803,210           213,939,736
                                                                                                 -----------------------------------
 End of year ...........................................................................         $202,427,279          $225,803,210
                                                                                                 ===================================
Undistributed net investment income (accumulated distributions in excess of net investment income) included in net assets:
 End of year ...........................................................................              $34,903             $(162,258)
                                                                                                 ===================================





                    See notes to financial statements.



FRANKLIN TAX-FREE TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-six separate series (the Funds). All Funds included in this report are diversified except the Franklin Connecticut Tax-Free Income Fund and the Franklin Federal Intermediate-Term Tax-Free Income Fund. The objective of the Funds included in this report is to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Effective February 1, 2000, Franklin Arizona Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, and Franklin Pennsylvania Tax-Free Income Fund began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Class A                                    Class A & Class C                              Class A, Class B & Class C
------------------------------------------------------------------------------------------------------------------------------------
Franklin Federal Intermediate-Term
  Tax-Free Income Fund                     Franklin Colorado Tax-Free Income Fund         Franklin Arizona Tax-Free Income Fund
                                           Franklin Connecticut Tax-Free Income Fund      Franklin High Yield Tax-Free Income Fund
                                           Franklin Oregon Tax-Free Income Fund           Franklin New Jersey Tax-Free Income Fund
                                           Franklin Puerto Rico Tax-Free Income Fund      Franklin Pennsylvania Tax-Free Income Fund


FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (continued)



2. SHARES OF BENEFICIAL INTEREST (cont.)

At February 29, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the funds' shares were as follows:

                                             FRANKLIN ARIZONA                     FRANKLIN COLORADO
                                          TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                     ---------------------------------------------------------------------------
                                        SHARES            AMOUNT               SHARES           AMOUNT
                                     ---------------------------------------------------------------------------
CLASS A SHARES:
Year ended February 29, 2000
 Shares sold .................        11,257,100       $122,221,296          3,456,328        $39,518,546
 Shares issued in reinvestment
  of distributions ...........         1,770,923         19,158,086            659,447          7,531,347
 Shares redeemed .............       (15,367,639)      (164,615,077)        (4,862,223)       (55,071,582)
                                     ---------------------------------------------------------------------------
 Net decrease ................        (2,339,616)      $(23,235,695)          (746,448)       $(8,021,689)
                                     ===========================================================================
Year ended February 28, 1999
 Shares sold .................        11,526,533       $131,398,899          4,827,831        $58,439,307
 Shares issued in reinvestment
  of distributions ...........         1,678,671         19,132,729            655,996          7,932,374
 Shares redeemed .............        (8,347,885)       (95,234,599)        (2,479,532)       (29,976,169)
                                     ---------------------------------------------------------------------------
 Net increase ................         4,857,319        $55,297,029          3,004,295        $36,395,512
                                     ===========================================================================
CLASS B SHARES:
Year ended February 29, 2000(a)
 Shares sold .................            17,024           $175,000
                                     ------------------------------
 Net increase ................            17,024           $175,000
                                     ==============================
CLASS C SHARES:
Year ended February 29, 2000
 Shares sold .................           797,807         $8,762,481            755,856         $8,701,764
 Shares issued in reinvestment
  of distributions ...........            68,432            744,813             64,059            734,922
 Shares redeemed .............          (767,300)        (8,275,689)          (752,058)        (8,611,165)
                                     ---------------------------------------------------------------------------
 Net increase ................            98,939         $1,231,605             67,857           $825,521
                                     ===========================================================================
Year ended February 28, 1999
 Shares sold .................         1,020,350        $11,705,629          1,064,599        $12,955,209
 Shares issued in reinvestment
  of distributions ...........            48,448            555,594             47,188            573,490
 Shares redeemed .............          (247,506)        (2,836,757)          (195,768)        (2,385,312)
                                     ---------------------------------------------------------------------------
 Net increase ................           821,292         $9,424,466            916,019        $11,143,387
                                     ===========================================================================

                                            FRANKLIN CONNECTICUT
                                            TAX-FREE INCOME FUND
                                     ----------------------------------
                                          SHARES            AMOUNT
                                     ----------------------------------
CLASS A SHARES:
Year ended February 29, 2000
 Shares sold .................            3,529,444        $37,826,779
 Shares issued in reinvestment
  of distributions ...........              555,135          5,915,822
 Shares redeemed .............           (5,185,098)       (54,504,005)
                                     ----------------------------------
 Net decrease ................           (1,100,519)      $(10,761,404)
                                     ==================================
Year ended February 28, 1999
 Shares sold .................            5,343,819        $60,218,484
 Shares issued in reinvestment
  of distributions ...........              494,190          5,562,097
 Shares redeemed .............           (2,231,916)       (25,113,856)
                                     ==================================
 Net increase ................            3,606,093        $40,666,725
CLASS B SHARES:
Year ended February 29, 2000(a)
 Shares sold .................

 Net increase ................

CLASS C SHARES:
Year ended February 29, 2000
 Shares sold .................              869,808         $9,464,940
 Shares issued in reinvestment
  of distributions ...........               76,342            813,102
 Shares redeemed .............             (543,743)        (5,754,875)
                                     ----------------------------------
 Net increase ................              402,407         $4,523,167
                                     ==================================
Year ended February 28, 1999
 Shares sold .................            1,442,047        $16,291,315
 Shares issued in reinvestment
  of distributions ...........               36,934            417,159
 Shares redeemed .............             (172,113)        (1,946,048)
                                     ----------------------------------
 Net increase ................            1,306,868        $14,762,426
                                     ----------------------------------




(a)    For the period February 1, 2000 (effective date) to February 29, 2000.







                                                                 FRANKLIN
                                                          FEDERAL INTERMEDIATE-TERM                      FRANKLIN HIGH YIELD
                                                            TAX-FREE INCOME FUND                        TAX-FREE INCOME FUND
                                                     -------------------------------------------------------------------------------
                                                        SHARES                 AMOUNT              SHARES                AMOUNT
                                                     -------------------------------------------------------------------------------
CLASS A SHARES:
Year ended February 29, 2000
 Shares sold ..................................        13,550,371           $147,891,639          85,317,678           $937,163,857
 Shares issued in reinvestment of
      distributions ...........................           515,841              5,612,481          13,414,032            147,114,366
 Shares redeemed ..............................       (15,135,397)          (164,849,833)       (137,782,074)        (1,498,864,103)
                                                     -------------------------------------------------------------------------------
  Net decrease ................................        (1,069,185)          $(11,345,713)        (39,050,364)         $(414,585,880)
                                                     ===============================================================================
Year ended February 28, 1999
 Shares sold ..................................        11,604,328           $130,996,084         109,439,514         $1,270,904,703
 Shares issued in reinvestment of
      distributions ...........................           424,605              4,788,679          12,599,576            146,168,778
 Shares redeemed ..............................        (7,120,171)           (80,412,724)        (92,381,330)        (1,074,154,605)
                                                     -------------------------------------------------------------------------------
 Net increase .................................         4,908,762            $55,372,039          29,657,760           $342,918,876
                                                     ===============================================================================



                                                            FRANKLIN NEW JERSEY
                                                            TAX-FREE INCOME FUND
                                                     ------------------------------------
                                                         SHARES                AMOUNT
                                                     ------------------------------------
CLASS A SHARES:
Year ended February 29, 2000
 Shares sold ..................................         9,654,038           $111,062,207
 Shares issued in reinvestment of
     distributions ............................          1,630,713             18,621,021
 Shares redeemed ..............................       (12,099,348)          (136,737,330)
                                                     ------------------------------------
 Net decrease .................................          (814,597)           $(7,054,102)
                                                     ====================================
Year ended February 28, 1999
 Shares sold ..................................         9,025,737           $107,896,711
 Shares issued in reinvestment of distributions         1,485,157             17,759,368
 Shares redeemed ..............................        (6,947,075)           (83,026,142)
                                                     ------------------------------------
 Net increase .................................         3,563,819            $42,629,937
                                                     ====================================



FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (continued)



2. SHARES OF BENEFICIAL INTEREST (CONT.)


                                                                 FRANKLIN HIGH YIELD                      FRANKLIN NEW JERSEY
                                                                TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                                         ---------------------------------------------------------------------------
                                                             SHARES              AMOUNT                SHARES                AMOUNT
                                                         ---------------------------------------------------------------------------
CLASS B SHARES:
Year ended February 29, 2000(a)
 Shares sold ...................................           8,062,353          $89,725,422               20,571             $225,218
 Shares issued in reinvestment of
   distributions ...............................              181,651            1,971,720                    1                    7
 Shares redeemed ...............................            (774,083)          (8,307,224)                  --                   --
                                                         ---------------------------------------------------------------------------
 Net increase ..................................           7,469,921          $83,389,918               20,572             $225,225
                                                         ===========================================================================
Year ended February 28, 1999(b)
 Shares sold ...................................           1,351,940          $15,588,944
 Shares issued in reinvestment of
   distributions ...............................               1,920               22,138
 Shares redeemed ...............................              (9,204)            (106,395)
                                                         --------------------------------
 Net increase ..................................           1,344,656          $15,504,687
                                                         ================================
CLASS C SHARES:
Year ended February 29, 2000
 Shares sold ...................................          11,750,601         $130,944,907            1,206,125          $14,059,852
 Shares issued in reinvestment of
   distributions ...............................            1,755,095           19,375,030              129,277            1,484,321
 Shares redeemed ...............................         (16,533,226)        (180,525,350)          (1,187,374)         (13,515,330)
                                                         ---------------------------------------------------------------------------
 Net increase (decrease) .......................          (3,027,530)        $(30,205,413)             148,028           $2,028,843
                                                         ===========================================================================
Year ended February 28, 1999
 Shares sold ...................................          23,491,348         $274,591,698            2,039,721          $24,514,544
 Shares issued in reinvestment of
   distributions ...............................            1,434,609           16,744,689               92,442            1,111,258
 Shares redeemed ...............................          (6,290,089)         (73,418,379)            (430,504)          (5,171,668)
                                                         ---------------------------------------------------------------------------
 Net increase ..................................          18,635,868         $217,918,008            1,701,659          $20,454,134
                                                         ===========================================================================


(a) For the period February 1, 2000 (effective date) to February 29, 2000 for the Franklin New Jersey Tax-Free Income Fund.

(b)    For the period January 1, 1999 (effective date) to February 28, 1999.

                                                       FRANKLIN OREGON          FRANKLIN PENNSYLVANIA         FRANKLIN PUERTO RICO
                                                    TAX-FREE INCOME FUND         TAX-FREE INCOME FUND         TAX-FREE INCOME FUND
                                                  ---------------------------------------------------------------------------------
                                                    SHARES        AMOUNT         SHARES        AMOUNT         SHARES       AMOUNT
                                                  ---------------------------------------------------------------------------------
CLASS A SHARES:
Year ended February 29, 2000
 Shares sold ..................................    6,082,973    $69,151,116     6,838,916    $68,566,297    1,807,686   $20,744,664
 Shares issued in reinvestment of
   distributions ..............................   1,182,347     13,300,843     1,714,412     17,129,492      471,059     5,369,602
 Shares redeemed ..............................   (8,110,162)   (90,666,202)  (13,786,840)  (136,814,239)  (2,875,096)  (32,586,784)
                                                  ---------------------------------------------------------------------------------
 Net decrease .................................     (844,842)   $(8,214,243)   (5,233,512)  $(51,118,450)    (596,351)  $(6,472,518)
                                                  =================================================================================
Year ended February 28, 1999
 Shares sold ..................................    7,610,561    $90,155,831    10,273,081   $108,316,940    2,024,140   $24,064,112
 Shares issued in reinvestment of
   distributions ..............................    1,100,982     13,038,139     1,721,278     18,145,017      469,863     5,585,862
 Shares redeemed ..............................   (3,846,398)   (45,560,169)   (7,413,012)   (78,136,005)  (1,811,759)  (21,533,089)
                                                  ---------------------------------------------------------------------------------
 Net increase .................................    4,865,145    $57,633,801     4,581,347    $48,325,952      682,244    $8,116,885
                                                  =================================================================================

CLASS B SHARES:
Year ended February 29, 2000(c)

Shares sold ..............................................................    19,470            $185,551
Shares issued in reinvestment of
   distributions .........................................................         5                  47
                                                                             ---------------------------
Net increase .............................................................    19,475            $185,598
                                                                             ===========================

(c)    For the period February 1, 2000 (effective date) to February 29, 2000.

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                           FRANKLIN OREGON                FRANKLIN PENNSYLVANIA              FRANKLIN PUERTO RICO
                                        TAX-FREE INCOME FUND              TAX-FREE INCOME FUND               TAX-FREE INCOME FUND
                                     -----------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT            SHARES          AMOUNT              SHARES         AMOUNT
                                     -----------------------------------------------------------------------------------------------
CLASS C SHARES:
Year ended February 29, 2000
 Shares sold .................       1,237,046      $14,171,345        1,305,248      $13,246,322          342,986       $3,943,210
 Shares issued in reinvestment
  of distributions ...........          96,276        1,089,423          130,878        1,311,924           16,343          186,749
 Shares redeemed .............        (970,476)     (10,905,520)      (1,133,809)     (11,199,672)        (289,333)      (3,253,415)
                                     -----------------------------------------------------------------------------------------------
 Net increase ................         362,846       $4,355,248          302,317       $3,358,574           69,996         $876,544
                                     ===============================================================================================
Year ended February 28, 1999
 Shares sold .................       1,560,923      $18,592,323        1,872,749      $19,847,633          361,675       $4,306,325
 Shares issued in reinvestment
   of distributions ..........          70,444          839,644           96,080        1,017,661           13,159          156,658
 Shares redeemed .............        (199,919)      (2,382,123)        (447,006)      (4,729,816)         (86,636)      (1,031,700)
                                     -----------------------------------------------------------------------------------------------
 Net increase ................       1,431,448      $17,049,844        1,521,823      $16,135,478          288,198       $3,431,283
                                     ===============================================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Funds' investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

The Funds pay an investment management fee to Advisers, based on the average net assets of the Funds as follows:

       ANNUALIZED
        FEE RATE       MONTH-END NET ASSETS
       -------------------------------------------------------------------
         .625%         First $100 million
         .500%         Over $100 million, up to and including $250 million
         .450%         In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

Advisers agreed in advance to waive management fees for the Franklin Federal Intermediate-Term Tax-Free Income Fund through August 31, 1999, as noted in the Statements of Operations.

The Funds reimburse Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the funds' shares, and received contingent deferred sales charges for the year as follows:


                                                                                                          FRANKLIN
                                                       FRANKLIN           FRANKLIN        FRANKLIN         FEDERAL        FRANKLIN
                                                       ARIZONA            COLORADO       CONNECTICUT     INTERMEDIATE-   HIGH YIELD
                                                       TAX-FREE           TAX-FREE        TAX-FREE       TERM TAX-FREE     TAX-FREE
                                                      INCOME FUND        INCOME FUND     INCOME FUND      INCOME FUND    INCOME FUND
                                                      ------------------------------------------------------------------------------
Net commissions paid ..........................         $243,434          $73,892          $45,762         $358,979       $1,697,470
Contingent deferred sales charges .............          $43,769          $26,569          $27,906          $34,398         $800,953


138

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

                                                                FRANKLIN           FRANKLIN            FRANKLIN           FRANKLIN
                                                               NEW JERSEY           OREGON           PENNSYLVANIA       PUERTO RICO
                                                                TAX-FREE           TAX-FREE            TAX-FREE           TAX-FREE
                                                              INCOME FUND        INCOME FUND         INCOME FUND         INCOME FUND
                                                              ----------------------------------------------------------------------
Net commissions paid ...............................           $204,544            $189,190             $61,418              $9,644
Contingent deferred sales charges ..................            $68,849             $63,487             $42,266              $6,957

The funds paid transfer agent fees of $4,637,768, of which $3,826,917 was paid to Investor Services.


4. INCOME TAXES

At February 29, 2000, the funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                                                          FRANKLIN
                                                          FRANKLIN         FRANKLIN        FRANKLIN        FEDERAL        FRANKLIN
                                                           ARIZONA         COLORADO      CONNECTICUT     INTERMEDIATE-   HIGH YIELD
                                                          TAX-FREE         TAX-FREE        TAX-FREE      TERM TAX-FREE    TAX-FREE
                                                         INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND
                                                        ----------------------------------------------------------------------------
Capital loss carryovers expiring in: 2003 .............  $        --     $        --      $3,162,502     $        --     $        --
                                     2004 .............           --              --          46,957         920,152              --
                                     2005 .............           --              --         322,502          99,478              --
                                     2006 .............           --              --              --          95,778              --
                                     2008 .............    3,418,024       2,578,710       2,457,013         314,284      37,171,664
                                                          --------------------------------------------------------------------------
                                                          $3,418,024      $2,578,710      $5,988,974      $1,429,692     $37,171,664
                                                          ==========================================================================


                                                                 FRANKLIN           FRANKLIN           FRANKLIN          FRANKLIN
                                                                NEW JERSEY           OREGON           PENNSYLVANIA      PUERTO RICO
                                                                 TAX-FREE            TAX-FREE          TAX-FREE          TAX-FREE
                                                                INCOME FUND         INCOME FUND       INCOME FUND       INCOME FUND
                                                               --------------------------------------------------------------------
Capital loss carryovers expiring in: 2003 ...................   $       --            $36,444         $       --         $       --
                                     2004 ...................           --                 --                 --                 --
                                     2005 ...................           --             67,453                 --                 --
                                     2006 ...................           --                 --                 --                 --
                                     2008 ...................     2,913,302          2,380,039          2,254,355             12,800
                                                                --------------------------------------------------------------------
                                                                 $2,913,302         $2,483,936         $2,254,355            $12,800
                                                                --------------------------------------------------------------------

At February 29, 2000, the following funds had deferred capital losses occurring subsequent to October 31, 1999. For tax purposes, such losses will be reflected in the year ending February 28, 2001.

                                FRANKLIN
 FRANKLIN        FRANKLIN        FEDERAL        FRANKLIN        FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN
 COLORADO       CONNECTICUT   INTERMEDIATE-    HIGH YIELD      NEW JERSEY       OREGON       PENNSYLVANIA    PUERTO RICO
 TAX-FREE        TAX-FREE     TERM TAX-FREE     TAX-FREE        TAX-FREE       TAX-FREE        TAX-FREE       TAX-FREE
INCOME FUND     INCOME FUND    INCOME FUND     INCOME FUND     INCOME FUND    INCOME FUND     INCOME FUND    INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
 $974,614        $810,539      $1,015,325      $33,366,062      $782,289      $1,190,349      $3,747,221       $33,438

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.



FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (continued)


4. INCOME TAXES (CONT.)

At February 29, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                                                                                     FRANKLIN
                                         FRANKLIN            FRANKLIN            FRANKLIN            FEDERAL             FRANKLIN
                                          ARIZONA            COLORADO           CONNECTICUT        INTERMEDIATE-        HIGH YIELD
                                         TAX-FREE            TAX-FREE            TAX-FREE          TERM TAX-FREE         TAX-FREE
                                        INCOME FUND         INCOME FUND         INCOME FUND         INCOME FUND        INCOME FUND
                                       --------------------------------------------------------------------------------------------
Investments at cost ............       $799,513,888        $291,223,890        $241,570,069        $176,485,946      $5,806,470,123
                                       ============================================================================================
Unrealized appreciation ........        $15,957,122          $3,967,859          $5,221,491          $1,497,249        $159,280,158
Unrealized depreciation ........        (43,857,416)        (12,624,328)        (16,247,265)         (6,443,981)       (378,904,825)
                                       ---------------------------------------------------------------------------------------------
Net unrealized depreciation ....       $(27,900,294)        $(8,656,469)       $(11,025,774)        $(4,946,732)      $(219,624,667)
                                       =============================================================================================

                                                       FRANKLIN              FRANKLIN              FRANKLIN              FRANKLIN
                                                      NEW JERSEY              OREGON             PENNSYLVANIA           PUERTO RICO
                                                       TAX-FREE              TAX-FREE              TAX-FREE               TAX-FREE
                                                      INCOME FUND           INCOME FUND           INCOME FUND           INCOME FUND
                                                    --------------------------------------------------------------------------------
Investments at cost ........................         $670,511,111          $477,037,029          $695,845,354          $202,604,152
                                                     ==============================================================================
Unrealized appreciation ....................          $13,154,790            $7,624,589           $10,753,283            $5,034,445
Unrealized depreciation ....................          (24,106,353)          (22,692,306)          (30,965,451)           (7,450,393)
                                                     ------------------------------------------------------------------------------
Net unrealized depreciation ................         $(10,951,563)         $(15,067,717)         $(20,212,168)          $(2,415,948)
                                                     ==============================================================================


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended February 29, 2000, were as follows:

                                                                                                     FRANKLIN
                                 FRANKLIN               FRANKLIN               FRANKLIN               FEDERAL          FRANKLIN
                                 ARIZONA                COLORADO              CONNECTICUT          INTERMEDIATE-      HIGH YIELD
                                 TAX-FREE                TAX-FREE              TAX-FREE            TERM TAX-FREE       TAX-FREE
                                INCOME FUND            INCOME FUND            INCOME FUND           INCOME FUND       INCOME FUND
                                ----------------------------------------------------------------------------------------------------
Purchases ............          $171,775,650           $89,107,025           $78,181,352           $57,584,790        $1,577,455,244
Sales ................          $195,199,362           $93,393,115           $80,612,425           $66,812,040        $1,904,263,882

                                                  FRANKLIN            FRANKLIN                FRANKLIN                 FRANKLIN
                                                 NEW JERSEY            OREGON               PENNSYLVANIA             PUERTO RICO
                                                  TAX-FREE            TAX-FREE                TAX-FREE                TAX-FREE
                                                INCOME FUND          INCOME FUND            INCOME FUND              INCOME FUND
                                                ---------------------------------------------------------------------------------
Purchases ..........................            $150,299,639        $121,925,208            $179,589,034             $28,674,877
Sales ..............................            $156,020,306        $142,739,359            $221,013,145             $34,830,403


6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin High Yield Tax-Free Income Fund has 37.3% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At February 29, 2000, the Franklin Federal Intermediate-Term Tax-Free Income Fund and the Franklin High Yield Tax-Free Income Fund held defaulted securities with a value aggregating $840,000 and $16,200,000 representing .49% and .29%, respectively, of the funds' net assets. For information as to specific securities, see the accompanying Statements of Investments.

For financial reporting purposes, the funds discontinue accruing income on defaulted bonds and provide an estimate for losses on interest receivable.

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (continued)

6. CREDIT RISK AND DEFAULTED SECURITIES (CONT.)

The funds have investments in excess of 10% of their total net assets in their respective states and/or U.S. territories and possessions except the Franklin Federal Intermediate-Term Tax-Free Income Fund and the Franklin High Yield Tax-Free Income Fund which have investments in excess of 10% of their total net assets in the states of California and/or New York. Such concentration may subject the Funds more significantly to economic changes occurring within those states and/or U.S. territories and possessions.

7. CREDIT FACILITY

Certain Franklin Templeton Funds, including the Franklin Tax-Free Trust, are participants in a $750 million senior unsecured credit agreement for temporary or emergency purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Funds' borrowings at market rates. At February 29, 2000, the Trust had not utilized this credit facility.

FRANKLIN TAX-FREE TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting part of the Franklin Tax-Free Trust (hereafter referred to as the "Trust") at February 29, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
April 3, 2000



FRANKLIN TAX-FREE TRUST
Tax Designation


Under Section 852(b)(5)(A) of the Internal Revenue Code, the Trust hereby designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended February 29, 2000.







                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY





















                  Please detach at perforation before mailing.





PROXY                   SPECIAL SHAREHOLDERS' MEETING OF                   PROXY
                  FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND
                                February 21, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Arizona Insured Tax-Free Income Fund ("Insured Fund") that the undersigned is entitled to vote at the Insured Fund's Meeting to be held at 777 Mariners Island Boulevard, San Mateo, CA 94404 at 2:00 p.m. Pacific time on February 21, 2001, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                   VOTE VIA THE INTERNET: franklintempleton.com
                                   VOTE VIA THE TELEPHONE: 1-800-597-7836
                                   CONTROL NUMBER:

                                   Note: Please sign exactly as your name
                                   appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                                   ____________________________________________
                                   Signature

                                   ____________________________________________
                                   Signature

                                   ____________________________________________
                                   Date                                1275_FAZ


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.
                            (Please see reverse side)


                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

























                  Please detach at perforation before mailing.






THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE INSURED FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE INSURED FUND PURSUANT TO THE PLAN OF REORGANIZATION WITH FRANKLIN ARIZONA TAX-FREE INCOME FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL
1.



                                                                                      FOR           AGAINST        ABSTAIN
1.   To aprove a plan or reorganizaion between Franklin Arizona Insured Tax-Free
     Income Fund ("Insured Fund") and Franklin Arizona Tax-Free Income Fund           [ ]            [ ]             [ ]
     ("Income Fund"), that provides for the acquisition of substantially all of the assets of Insured Fund by Income Fund in exchange for Class A of Income
     Fund, the distribution of such shares to the shareholders of Insured Fund, and the dissolution of Insured Fund (the "Reorganization").

2.   To grant the proxyholders the authority to vote upon any other business          [ ]            [ ]             [ ]
     may legally come before the Meeting or any adjournments thereof.



          IMPORTANT: PLEASE SIGN, DATE AND MAIL IN YOUR PROXY...TODAY






                                              YOUR PROXY VOTE IS IMPORTANT!

                                              AND NOW YOU CAN VOTE YOUR PROXY
                                              ON THE PHONE OR ON THE INTERNET.

             IT SAVES MONEY! Telephone and Internet voting saves postage costs. Savings which can help to minimize fund expenses.
             IT SAVES TIME! Telephone and Internet voting is instantaneous -
             24 hours a day.
             IT'S EASY!  Just follow these simple steps:
             1. Read your proxy statement and have it at hand.
             2. Call toll-free 1-800/597-7836 or go to our Web site:
                               FRANKLINTEMPLETON.COM
             3. Click on the Proxy Voting link.
             4. Enter your 14 digit CONTROL NUMBER from your Proxy Card.
             5. Follow the recorded or on-screen directions.
             6. Do NOT mail your Proxy Card when you vote by phone or Internet.

                                                                     TPG  11309








                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                     FRANKLIN ARIZONA TAX-FREE INCOME FUND
                            DATED JANUARY 17, 2001


                                Acquisition of
                                 the Assets of
                FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND,
                      a series of Franklin Tax-Free Trust

                     By and in exchange for shares of the
                    FRANKLIN ARIZONA TAX-FREE INCOME FUND,
                   also a series of Franklin Tax-Free Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Arizona Insured Tax-Free Income Fund for Class A shares of Franklin Arizona Tax-Free Income Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI:

           1. Statement of Additional Information of Franklin Arizona Tax-Free Income Fund dated July 1, 2000.

           2. Annual Report of Franklin Arizona Tax-Free Income Fund for the fiscal year ended February 29, 2000.

           3. Semi-Annual Report of Franklin Arizona Tax-Free Income Fund for the six months ended August 31, 2000.

           4. Annual Report of Franklin Arizona Insured Tax-Free Income Fund for the fiscal year ended February 29, 2000.

           5. Semi-Annual Report of Franklin Arizona Insured Tax-Free Income Fund for the six months ended August 31, 2000.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated January 17, 2001, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Arizona Tax-Free Income Fund, 777 Mariners Island Boulevard, P.O. Box 7777, San Mateo, CA 94403-7777.




FRANKLIN
TAX-FREE TRUST

FRANKLIN ARIZONA TAX-FREE INCOME FUND
FRANKLIN COLORADO TAX-FREE INCOME FUND
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND FRANKLIN HIGH YIELD TAX-FREE INCOME FUND FRANKLIN NEW JERSEY TAX-FREE INCOME FUND FRANKLIN OREGON TAX-FREE INCOME FUND FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

[INSERT FRANKLIN TEMPLETON BEN HEAD]

STATEMENT OF ADDITIONAL INFORMATION

JULY 1, 2000      1-800/DIAL BEN(R)

P.O. BOX 997151, SACRAMENTO, CA 95899-9983

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated July 1, 2000, which we may amend from time to time, contains the basic information you should know before investing in the Funds. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Trust's Annual Report to Shareholders, for the fiscal year ended February 29, 2000, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies .......................................      2

Risks ......................................................      7

Officers and Trustees ......................................      10

Management and Other Services ..............................      13

Portfolio Transactions .....................................      14

Distributions and Taxes ....................................      15

Organization, Voting Rights
 and Principal Holders .....................................      16

Buying and Selling Shares ..................................      17

Pricing Shares .............................................      23

The Underwriter ............................................      23

Performance ................................................      26

Miscellaneous Information ..................................      29

Description of Ratings .....................................      30

State Tax Treatment ........................................      32

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MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
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GOALS AND STRATEGIES

The Federal Intermediate Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes, including the individual alternative minimum tax, as is consistent with prudent investment management and the preservation of shareholders' capital.

The High Yield Fund's principal investment goal is to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

The Puerto Rico Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. The Puerto Rico Fund also seeks to provide a maximum level of income that is free from the personal income taxes of a majority of states, although this policy is not a fundamental investment goal of the Fund and may be changed without shareholder approval.

Each state Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of the Fund's state as is consistent with prudent investment management and the preservation of shareholders' capital. This goal is fundamental, which means that it may not be changed without shareholder approval. Of course, there is no assurance that any Fund will meet its goal.

As a fundamental policy, each Fund normally invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax. Each Fund applies this test to its net assets, except for the Federal Intermediate Fund, which applies this test to its total assets. Each state Fund, as a fundamental policy, also normally invests at least 80% of its net assets in securities that pay interest free from the personal income taxes, if any, of its state.

As a nonfundamental policy, each state Fund also normally invests at least and the Puerto Rico Fund also normally invests at least 65% of its total assets in municipal securities of their state or territory. Unlike the state and Puerto Rico Funds, the Federal Intermediate and High Yield Funds are diversified nationally. The High Yield Fund will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

Municipal securities issued by a Fund's state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as qualifying municipal securities issued by U.S. territories such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands, generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of the Fund's state.

Each Fund tries to invest all of its assets in tax-free municipal securities. The issuer's bond counsel generally gives the issuer an opinion on the tax-exempt status of a municipal security when the security is issued.

Some states may require a Fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-free under the laws of that state, in order for any portion of the Fund's distributions to be free from the state's personal income taxes. If a Fund's state requires this, the Fund will try to invest its assets as required so that its distributions will be free from personal income taxes for resident shareholders of the Fund's state.

Below is a description of various types of municipal and other securities that each Fund may buy. Other types of municipal securities may become available that are similar to those described below and in which each Fund also may invest, if consistent with its investment goal and policies.

TAX ANTICIPATION NOTES are issued to finance short-term working capital needs of municipalities in anticipation of various seasonal tax revenues that will be used to pay the notes. They are usually general obligations of the issuer secured by the taxing power for the payment of principal and interest.

REVENUE ANTICIPATION NOTES are similar to tax anticipation notes except that they are issued in expectation of the receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

BOND ANTICIPATION NOTES are normally issued to provide interim financing until long-term financing can be arranged. Proceeds from long-term bond issues then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

MUNICIPAL BONDS meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

REVENUE BONDS. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

VARIABLE OR FLOATING RATE SECURITIES Each Fund may invest in variable or floating rate securities, including variable rate demand notes, which have interest rates that change either at specific intervals (variable rate), from daily up to monthly, or whenever a benchmark rate changes (floating rate). The interest rate adjustments are designed to help stabilize the security's price. While this feature helps protect against a decline in the security's market price when interest rates rise, it lowers a Fund's income when interest rates fall. Of course, a Fund's income from its variable rate investments also may increase if interest rates rise.

Variable or floating rate securities may include a demand feature, which may be unconditional. The demand feature allows the holder to demand prepayment of the principal amount before maturity, generally on one to 30 days' notice. The holder receives the principal amount plus any accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the security. Each Fund generally uses variable or floating rate securities as short-term investments while waiting for long-term investment opportunities.

MUNICIPAL LEASE OBLIGATIONS Each Fund may invest in municipal lease obligations, including certificates of participation. Municipal lease obligations generally finance the purchase of public property. The property is leased to the state or a local government, and the lease payments are used to pay the interest on the obligations. Municipal lease obligations differ from other municipal securities because the lessee's governing body must appropriate (set aside) the money to make the lease payments each year. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

The board of trustees reviews each Fund's municipal lease obligations to try to assure that they are liquid investments based on various factors reviewed by the Fund's manager and monitored by the board. These factors include (a) the credit quality of the obligations and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are comparable in quality to the ratings required for the Fund to invest, including an assessment of the likelihood of the lease being canceled, taking into account how essential the leased property is and the term of the lease compared to the useful life of the leased property; (b) the size of the municipal securities market, both in general and with respect to municipal lease obligations; and (c) the extent to which the type of municipal lease obligations held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal securities of comparable credit rating or quality.

Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, each Fund believes that this risk may be reduced, although not eliminated, by its policies on the quality of securities in which it may invest.

CALLABLE BONDS Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount, the accrued interest, and may receive a small additional payment as a call premium. The manager may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. When pricing callable bonds, the call feature is factored into the price of the bonds and may impact the Fund's net asset value.

An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. A call of some or all of these securities may lower a Fund's income, its yield and its distributions to shareholders. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for a Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued.

ESCROW-SECURED OR DEFEASED BONDS are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds) and sets aside funds for redemption of the bonds at a future date. The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating.

STRIPPED MUNICIPAL SECURITIES Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on municipal securities.

ZERO-COUPON AND DELAYED INTEREST SECURITIES Each Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

CONVERTIBLE AND STEP COUPON BONDS Each Fund may invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

COMMERCIAL PAPER is a promissory note issued by a corporation to finance its short-term credit needs. Each Fund may invest in taxable commercial paper only for temporary defensive purposes.

WHEN-ISSUED TRANSACTIONS Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. If the other party to the transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and includes the value of the security in the calculation of its net asset value. The Funds do not believe that their net asset value or income will be negatively affected by their purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although a Fund generally will buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if the manager considers it advisable. When a Fund is the buyer, it will set aside cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, on its books until payment is made. If assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund will not earn income on those assets.

ILLIQUID INVESTMENTS Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities generally are securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

DIVERSIFICATION All of the Funds, except the Connecticut and Federal Intermediate Funds, are diversified funds. The Connecticut and Federal Intermediate Funds are non-diversified. As a fundamental policy, none of the diversified Funds will buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government). For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Escrow-secured or defeased bonds are not generally considered an obligation of the original municipality when determining diversification.

Each Fund, including the Connecticut and Federal Intermediate Funds, intends to meet certain diversification requirements for tax purposes. Generally, to meet federal tax requirements at the close of each quarter, a Fund may not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, may not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities and may be revised if applicable federal income tax requirements are revised.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of each Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which a Fund normally invests, or the economies of the state and territories where each Fund invests.

Temporary defensive investments may include securities that pay taxable interest, including (i) for the state Funds, municipal securities issued by a state or local government other than the Fund's state; (ii) high quality commercial paper; or (iii) securities issued by or guaranteed by the full faith and credit of the U.S. government. Each Fund also may invest all of its assets in municipal securities issued by a U.S. territory such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity.

PORTFOLIO TURNOVER The frequency of portfolio transactions, usually referred to as the portfolio turnover rate, varies for each Fund from year to year, depending on market conditions. Short-term trading increases portfolio turnover and may increase costs. However, the execution costs for municipal securities are substantially less than for equivalent dollar values of equity securities.

CREDIT QUALITY All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Fitch Investors Service Inc. (Fitch), Moody's Investors Service, Inc. (Moody's), and Standard & Poor's Ratings Group (S&P(R)), often rate municipal securities based on their opinion of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. Securities in the top four ratings are "investment grade," although securities in the fourth highest rating may have some speculative features. These ratings are described at the end of this SAI under "Description of Ratings."

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

As discussed in the prospectus, each Fund has different limitations on the credit quality of the securities it may buy. These limitations generally are applied when a Fund makes an investment so that a Fund is not required to sell a security because of a later change in circumstances.

In addition to considering ratings in its selection of each Fund's portfolio securities, the manager may consider, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having a triple A or equivalent rating.

The High Yield Fund invests at least 65% of its assets in high yield securities. The High Yield Fund may invest in securities rated in any rating category, including defaulted securities if the manager believes the issuer may resume making interest payments or other favorable developments seem likely in the near future. The High Yield Fund, however, currently does not intend to invest more than 10% of its assets in defaulted securities. While the Fund tries to invest in lower-rated securities, the manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the higher risk of lower-rated securities when selecting securities for the High Yield Fund's portfolio.

INVESTMENT RESTRICTIONS Each Fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.

4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except with respect to the Connecticut and Federal Intermediate Funds, each of which will not purchase a security, if as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.

6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment manager own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

9. Invest in companies for the purpose of exercising control or management.

10. For each Fund except the Federal Intermediate Fund, purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, except to the extent the Fund invests its uninvested daily cash balances in shares of the Franklin Tax-Exempt Money Fund and other tax-exempt money market funds in Franklin Templeton Investments provided i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the Fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws) and iii) aggregate investments by the Fund in any such money market fund do not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

11. For each Fund except the Federal Intermediate Fund, invest more than 25% of its assets in securities of any industry; although for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.

The following investment restrictions only apply to the Federal Intermediate
Fund:

12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. To the extent permitted by exemptions which may be granted under the Investment Company Act of 1940, the Federal Intermediate Fund may invest in shares of one or more investment companies, of the type generally referred to as money market funds, managed by Franklin Advisers, Inc. or its affiliates.

13. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale.

14. Invest more than 25% of its assets in securities of any industry. For purposes of this limitation, tax-exempt securities issued by governments or political subdivisions of governments are not considered to be part of any industry.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

RISKS

STATE Since each state Fund mainly invests in the municipal securities of its state, its performance is closely tied to the ability of issuers of municipal securities in its state to continue to make principal and interest payments on their securities. The issuers' ability to do this is in turn dependent on economic, political and other conditions within the state. Below is a discussion of certain conditions that may affect municipal issuers in the Funds' various states. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or political conditions within any state and is subject to change. The information below is based on data available to the Funds from historically reliable sources, but the Funds have not independently verified it.

The ability of issuers of municipal securities to continue to make principal and interest payments is dependent in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a state's revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and keep successful businesses. A number of factors can also affect a state's spending including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

The following gives more information about the risks of investing in the Funds. Please read this information together with the section "What Are the Risks of Investing in the Funds?" in the Prospectus.

ARIZONA. Strong overall employment growth, affordable housing, and an attractive climate have helped Arizona's population grow at a rate four times faster than the national rate during the 1990s. Although population growth is expected to remain strong in the near term, the rate of growth has slowed since 1996 as a result of California's economic recovery and thus reduced migration from that state. Competitive wage rates, low energy costs, corporate tax reductions and an abundance of land also have helped to attract businesses to the state. As a result, Arizona's unemployment in 1999 was at its lowest level since the early 1970s.

Arizona's economy has continued to diversify. While Arizona's economy, in the past was heavily dependent on its farming, mining and real estate industries, as of 1999, manufacturing accounted for approximately 9.8% of the state's total employment, trade 23.7%, services 31.4%, government 16.1%, and construction 7.2%. Farming and mining accounted for less than 2% of the total workforce. Arizona may be vulnerable, however, to events affecting high-technology products and to economic problems in Asia. Approximately 80% of the state's exports have been in the area of high-technology products and Asian exports have supported at least 100,000 jobs in the state.

Under its constitution, Arizona cannot issue general obligation debt. Thus, gross state debt levels have remained moderate. The state historically has relied on lease obligations, revenue bonds, and pay-as-you-go financing for its capital needs.

Arizona's strong economic growth and higher-than-anticipated tax revenues have allowed the state to post four consecutive operating surpluses and general fund balance increases. Results from fiscal 1999 show another operating surplus.

COLORADO. During the 1980s, Colorado's economy was dependent on its energy sector. As a result, when the energy sector declined in the mid-to-late 1980s, the state suffered a sharp economic downturn. Since 1991, growth in the services, trade and government sectors has improved Colorado's economic diversification. Growth in these areas, as well as in construction and high technology sectors, also has helped to offset job losses caused by military base closings and the decline of the state's mining industry. Population and income levels have also grown since 1991, often exceeding national trends, and unemployment levels have been below the national average.

The recent strength of Colorado's economy has helped to improve the state's financial position. Revenue growth has continued to exceed projections, primarily in the area of income tax collections. Since Colorado's constitution prohibits the issuance of general obligation debt, the state's debt burden has been low. The state has relied primarily on pay-as-you-go and lease financing to meet its capital improvement needs.

CONNECTICUT. Connecticut's recovery from the recession of the early 1990s has been slower than the rest of the nation. Over the past three years, however, the state's economic recovery has shown signs of improved strength. Gains in tourism and business services have led to greater economic diversification as the economy has continued to move from manufacturing and defense related industries towards services. Although manufacturing still represented over 16% of the state's employment base in 1998, the services sector accounted for more than 31% of employment.

Connecticut has sought to further its economic growth with various business and tax incentives such as corporate and sales tax rate cuts, corporate tax credits for research and development and various other business tax credits. Nonetheless, the state's tight labor market, slow population growth and high wages may limit future growth.

The state's financial results have been positive in recent years, with budget surpluses for the past eight years. Connecticut's improved financial performance has resulted in part from various fiscal reforms including a constitutional amendment requiring balanced budgets, expenditure caps and the implementation of a personal income tax. These improvements have allowed the state to fully fund its rainy day reserve. Potential areas of financial stress may include increased spending for education, a large, unfunded pension liability, and a relatively high debt burden.

NEW JERSEY. Historically, New Jersey's economy, which greatly benefits from the substantial employment opportunities in New York and Pennsylvania, has been one of the most diverse in the nation. Like many other states in the northeast region, New Jersey was hit especially hard by the recession in the early 1990s and has been slower to recover than many other states. In recent years, however, the state's performance has improved. Jobs grew at a rate of 2.3% in 1997, 2% in 1998 and 1.7% in 1999. While these rates were below the national rates of 2.5% in 1997, 2.6% in 1998 and 2.1% in 1999, they led the region. Unemployment levels also have decreased to 4.4% in 1999 from a high of 8.5% in 1992 and are slightly above the national rate of 4.2%.

The state ended fiscal 1999 with a surplus and increased its fund balances to $1.3 billion. The state's positive financial performance was aided by strong growth in personal income tax receipts. Much of this growth was from the high-income taxpayer base, which grew due in part to the recent success of the financial services sector. New Jersey's per capita income levels rank the state second in the nation and is 128.5% of the nation's average. The state's increased reliance on high-income taxpayers and the success of the financial markets may make it more vulnerable to an economic downturn.

The state's outstanding debt has grown significantly in recent years. As of May 2000, the state ranked near the top in net tax-supported debt, ratio of debt to personal income, and debt per capita. Nonetheless, debt service has remained manageable in light of the state's resources.

OREGON. Oregon's economy has experienced strong growth, primarily in its hi-tech manufacturing and housing construction sectors. Growth has slowed recently, however, due to economic troubles in Asia. Future growth is likely to be dependent on the continued strength of the national economy, as well as the strength of the state's hi-tech industries, and the performance of Pacific Rim economies. Economic growth may be hampered, however, by the state's rising labor and housing costs, which have lessened Oregon's competitive position in attracting new businesses.

The strength of Oregon's economy has helped the state maintain positive financial results. Recently, however, voter initiatives have limited the state's financial flexibility. In November 1990, voters approved Measure 5, which limited local property taxes and required the state to provide replacement revenues to schools. The state has been successful in meeting the requirements of Measure 5, which has increased state spending for schools from 33% of the general fund budget to more than 50%. On May 20, 1997, voters passed Measure 50, which has placed some pressure on the state's budget. This measure could negatively impact the revenue-raising flexibility of the state and make it more vulnerable to an economic downturn.

PENNSYLVANIA. Although improving, the performance of Pennsylvania's economy has continued to lag behind the national average. The largest growth areas have been business, health care, and consumer services, which have helped to offset declines in the manufacturing, mining and machinery sectors. Overall, job growth was 0.9% from September 1998 to September 1999, compared to a national rate of 2.5%. Unemployment levels have been improving, yet are still higher than the national rate. Population and personal income growth also have remained below national levels. However, on a per capita income basis Pennsylvania is above the national average and ranks 16th among all states.

To try to improve its economic performance, Pennsylvania recently made economic development a priority. To attract new business, the commonwealth has implemented various business tax cuts and has attempted to ease its regulatory environment. These steps, together with the commonwealth's strong education, health care and transportation systems, could help to provide a positive environment for attracting businesses.

Historically, Pennsylvania's financial performance has been tied to fluctuations in both national and regional economic trends. In recent years, improvements in the commonwealth's economy and higher-than-expected tax revenues have helped strengthen the commonwealth's financial position. The commonwealth has posted 8 years of budgetary surplus operations with the past five years showing revenues well in excess of projections. Due to the cyclical nature of its economy and financial performance, the commonwealth has been committed to using a portion of its surpluses to build reserves in the hope of providing some security against future economic downturns or other uncertainties that could affect the state. Currently these reserves are approximately 5% of revenues and are projected to be $1 billion at the end of fiscal 2000. Other surplus money is being used to provide tax relief.

U.S. TERRITORIES Since each Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories, the ability of municipal issuers in U.S. territories to continue to make principal and interest payments also may affect a Fund's performance. As with municipal issuers, the ability to make these payments is dependent on economic, political and other conditions. Below is a discussion of certain conditions within some of the territories where the Funds may invest. It is not a complete analysis of every material fact that may affect the ability of issuers of U.S. territory municipal securities to meet their debt obligations or the economic or political conditions within the territories and is subject to change. It is based on data available to the Funds from historically reliable sources, but it has not been independently verified by the Funds.

PUERTO RICO. In recent years, Puerto Rico's financial performance has improved. Overall, as of March 2000, Moody's considered Puerto Rico's outlook to be positive. Relatively strong revenue growth and more aggressive tax collection procedures resulted in a general fund surplus for fiscal 1999 (audited) of $497 million, including an unreserved balance of $185.4 million. Between fiscal years 1993 and 1999, Puerto Rico has experienced a 4.3% drop in the unemployment rate, a 54% increase in hotel registrations, a 31% in retail sales, a 76% increase in exports, and a 22% decrease in welfare recipients.

While Puerto Rico's debt per capita levels are at the higher end of the spectrum compared to American states that is partly explained by the fact that Puerto Rico generally centralizes its debt issuance at the state level. S&P rates Puerto Rico's general obligation debt at A, with a stable outlook. Moody's rates the island's general obligation debt at Baa1. The Moody's rating has been at Baa1 since 1976 and the S&P A-rating has been in place since 1956. Going forward, these debt levels may increase as Puerto Rico attempts to finance significant capital and infrastructure improvements. Puerto Rico also will need to address its large unfunded pension liability of more than $6 billion.

Puerto Rico also faces challenges from the 1996 passage of a bill eliminating
Section 936 of the Internal Revenue Code. This section has given certain U.S. corporations operating in Puerto Rico significant tax advantages. These incentives have helped considerably with Puerto Rico's economic growth, especially with the development of its manufacturing sector. U.S. firms that have benefited from these incentives have provided a significant portion of Puerto Rico's revenues, employment and deposits in local financial institutions. The section 936 incentives are being phased out over a 10-year period ending in 2006. It is hoped that this long phase-out period will give Puerto Rico sufficient time to lessen the potentially negative effects of section 936's elimination. In the fifth year of this phase-out period, business continues to show interest in Puerto Rico as manufacturing and services/commerce continue to represent the largest sector of employment.

Outstanding issues relating to the potential for a transition to statehood also may have broad implications for Puerto Rico and its financial and credit position.

GUAM. Guam's economy has been heavily dependent on tourism. It has been especially dependent on Japanese tourism, which has made Guam vulnerable to fluctuations in the relationship between the U.S. dollar and the Japanese yen. The recent Asian economic crisis and Typhoon Paka, which hit Guam in December 1997, negatively affected both tourism and other economic activities in Guam and contributed to a decline of 1.8% in gross island product between 1997 and 1998.

In the early to mid-1990s, Guam's financial position deteriorated due to a series of natural disasters that led to increased spending on top of already significant budget gaps. As a result, the government introduced a comprehensive financial plan in June 1995 to help balance the budget and reduce the general fund deficit by fiscal 1999. For fiscal 1998, however, Guam incurred a $21 million deficit and ended the year with a negative unreserved general fund balance of $158.9 million. Another deficit is expected in 1999.

While Guam's debt burden has been manageable, Guam's ability to maintain current debt levels may be challenged in the near future. U.S. military downsizing has reduced the federal presence on the island and also may reduce federal support for infrastructure projects. At the same time, Guam has faced increasing pressure to improve its infrastructure to help generate economic development.

Overall, as of May 18, 2000, S&P's outlook for Guam was negative due to Guam's continued weak financial position and inability to meet the goals of the financial plan.

MARIANA ISLANDS. The Mariana Islands became a U.S. territory in 1975. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate industry and the economy. The islands' minimum wage has been more than $2 per hour below the U.S. level and tens of thousands of workers have emigrated from various Asian countries to provide cheap labor for the islands' industries. Recently, the islands' tourism and apparel industries combined to help increase gross business receipts from $224 million in 1985 to $2.575 billion in 1997. By sector, the breakdown was garment manufacturing 33%, tourism 23%, retail trade 18%, services 17% and other 9%. Gross business revenue tax collections totaled $68.6 million in fiscal year 1998. Also in fiscal year 1998, general fund revenues totaled $234 million while expenditures totaled $238 million.

The population of all the islands combined was 67,212 at fiscal year end 1996 and average earnings per capita totaled $9,702. At fiscal year end 1995, the most recent year available, unemployment among eligible labor force participants stood at 2.3%.

U.S. VIRGIN ISLANDS. The U.S. Virgin Islands has suffered numerous years of budget imbalances. Since fiscal 1989, the Virgin Islands has incurred budget deficits in all but four fiscal years. As of June 30, 1999, the accumulated deficit was close to $341 million. To help finance this deficit, the government issued a $300 million bond, which allowed it to meet a $13 million payroll payment and to begin to pay off the backlog of payments to vendors. The Virgin Islands' large public sector payroll (approximately 32.8% of employment), relatively small private sector that is dependent on tourism and related services (21% of employment), and heavy reliance on taxes as a revenue source (close to 97% of all revenues), together with the effects of three major hurricanes in the past ten years, have contributed to its financial problems.

The U.S. Virgin Islands are not experiencing the record economic boom that the mainland is. In 1999, employment decreased 1.7% following two years of minimal growth. The unemployment rate for 1999 was 4.8%, which is the lowest level since 1993. The Virgin Islands are highly dependent on tourism, which contracted in 1999. While the islands have experienced an increase in hotel occupancy, the majority of visitors come via cruise ships. The number of cruise ship passengers decreased 12% in 1999, which resulted in an overall decline of 8% for the year. A significant reason for the decrease in cruise ships was due to the damage suffered to the docks from recent hurricanes. After Hurricane Jose in October 1999, only 39 ships were able to dock in October compared to 65 in October 1998.

In September 1998, the Department of Interior Office of Inspector General issued an audit report on the Virgin Islands. It noted that while the Virgin Islands had made improvements in its financial situation, problems remained in the areas of overall financial management, expenditure control and revenue collections. To help improve its financial position, the Virgin Islands has developed a five-year economic recovery plan. Central to this plan is a reduction in government spending. In June 1999, the governor implemented a strict hiring freeze and mandated a 5% reduction in personnel expenditures each year through fiscal 2004, a 50% reduction in overtime expenses, and various other cost saving initiatives. In October, the government and the Department of Interior entered into a Memorandum of Understanding stipulating that federal grants will be awarded contingent on several financial performance and accountability standards being met that will demonstrate improvement in the economic and financial condition of the islands. Since the plan is new, it is not yet certain whether or to what extent the plan will be successful in helping the Virgin Islands improve its financial condition.

OFFICERS AND TRUSTEES

The Trust has a board of trustees. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (79)
1045 Sansome Street, San Francisco, CA 94111
Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (68)
191 Clapboard Ridge Road, Greenwich, CT 06830
Trustee

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in Franklin Templeton Investments.

Edith E. Holiday (48)
3239 38th Street, N.W., Washington, DC 20016
Trustee

Director, Amerada Hess Corporation (exploration and refining of oil and gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present), H.J. Heinz Company (processed foods and allied products) (1994-present) and RTI International Metals, Inc. (manufacture and distribution of titanium) (July 1999-present); director or trustee, as the case may be, of 25 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).

*Charles B. Johnson (67)
777 Mariners Island Blvd., San Mateo, CA 94404
Chairman of the Board and Trustee

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Investment Advisory Services, Inc.; Chairman of the Board, Franklin Advisers, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

*Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
President and Trustee

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Frank W.T. LaHaye (71)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
Trustee

Chairman, Peregrine Venture Management Company (venture capital); Director, The California Center for Land Recycling (redevelopment); director or trustee, as the case may be, of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (72)
8212 Burning Tree Road, Bethesda, MD 20817
Trustee

Director, Martek Biosciences Corporation, MCI WorldCom, Inc. (information services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992), and President, National Association of Securities Dealers, Inc. (until 1987).

Sheila Amoroso (40)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.

Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.

Rafael R. Costas, Jr. (35)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.

Martin L. Flanagan (40)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President and Chief Financial Officer

President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President, Chief Financial Officer and Director, Franklin/Templeton Investor Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in Franklin Templeton Investments.

Deborah R. Gatzek (51)
1810 Gateway Drive, San Mateo, CA 94404
Secretary

Partner, Stradley, Ronon, Stevens & Young, LLP; officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Senior Vice President and General Counsel, Franklin Resources, Inc., Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc., Executive Vice President, Franklin Advisers, Inc., Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC, and Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc. (until January 2000).

David P. Goss (53)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Counsel, Franklin Resources, Inc; President, Chief Executive Officer and Director, Franklin Select Realty Trust, Property Resources, Inc., Property Resources Equity Trust, Franklin Real Estate Management, Inc. and Franklin Properties, Inc.; officer and director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Franklin Real Estate Income Fund and Franklin Advantage Real Estate Income Fund (until 1996).

Barbara J. Green (52)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc. and Templeton Global Investors, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

Edward V. McVey (62)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Senior Vice President, Franklin Templeton Distributors, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 29 of the investment companies in Franklin Templeton Investments.

Kimberley Monasterio (36)
777 Mariners Island Blvd., San Mateo, CA 94404
Treasurer and Principal Accounting Officer

Vice President, Franklin Templeton Services, Inc.; and officer of 33 of the investment companies in Franklin Templeton Investments.

Murray L. Simpson (63)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until January 2000) and Director, Templeton Asset Management Ltd. (until 1999).

Thomas Walsh (38)
777 Mariners Island Blvd., San Mateo, CA 94404
Vice President

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust pays noninterested board members $1,450 per month plus $1,300 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                            TOTAL FEES       NUMBER OF BOARDS
                        TOTAL FEES         RECEIVED FROM       IN FRANKLIN
                     RECEIVED FROM THE   FRANKLIN TEMPLETON      TEMPLETON
NAME                    TRUST1 ($)        INVESTMENTS2 ($)     INVESTMENTS ON
                                                              WHICH EACH SERVES3
--------------------------------------------------------------------------------

Frank H. Abbott, III      22,999             156,060                28
Harris J. Ashton          25,239             363,165                48
S. Joseph Fortunato       23,511             363,238                50
Edith E. Holiday          31,700             237,265                25
Frank W.T. LaHaye         22,999             156,060                28
Gordon S. Macklin         25,239             363,165                48

1. For the fiscal year ended February 29, 2000.
2. For the calendar year ended December 31, 1999.
3. We base the number of boards on the number of registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or funds within each investment company for which the board members are responsible. Franklin Templeton Investments currently includes 52 registered investment companies, with approximately 157 U.S.
based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Funds or other funds it manages.

The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the U.S. Securities and Exchange Commission
(SEC).

MANAGEMENT FEES Each Fund pays the manager a fee equal to a monthly rate of:

o 5/96 of 1% of the value of its net assets up to and including $100 million;
   and

o 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and

o 9/240 of 1% of the value of its net assets in excess of $250 million.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of a Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended February 29, 2000, and February 28, 1999 and 1998, the Funds paid the following management fees:

                                            MANAGEMENT FEES PAID ($)
                                ------------------------------------------------
                                      2000             1999            1998
--------------------------------------------------------------------------------
Arizona Fund                     4,051,080        4,124,084         3,799,811
Colorado Fund                    1,628,892        1,615,981         1,432,605
Connecticut Fund                 1,410,653        1,313,337         1,126,660
Federal Intermediate Fund1       1,011,967          901,601           628,115
High Yield Fund                 28,491,742       29,382,074        24,164,691
New Jersey Fund                  3,470,377        3,411,855         3,074,915
Oregon Fund                      2,502,386        2,429,095         2,119,137
Pennsylvania Fund                3,602,657        3,734,742         3,414,301
Puerto Rico Fund                 1,209,819        1,223,542         1,137,320

1. For the fiscal years ended February 29, 2000, February 28, 1999 and 1998, management fees before any advance waiver totaled $1,046,931, $959,067, and $718,091, respectively. Under an agreement by the manager to limit its fees, the Fund paid the management fees shown.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the manager to provide certain administrative services and facilities for each Fund. FT Services is wholly owned by Resources and is an affiliate of the Funds' manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of:

o 0.15% of each Fund's average daily net assets up to $200 million;

o 0.135% of each Fund's average daily net assets over $200 million up to $700 million;

o 0.10% of each Fund's average daily net assets over $700 million up to $1.2 billion; and

o 0.075% of each Fund's average daily net assets over $1.2 billion.

During the last three fiscal years ended February 29, 2000, and February 28, 1999 and 1998, the manager paid FT Services the following administration fees:

                                         ADMINISTRATION FEES PAID ($)
                               -------------------------------------------------
                                     2000             1999            1998
--------------------------------------------------------------------------------
Arizona Fund                   1,123,413        1,132,869        1,060,456
Colorado Fund                    445,392          436,830          383,050
Connecticut Fund                 380,856          347,940          298,352
Federal Intermediate Fund        276,840          246,943          176,069
High Yield Fund                5,311,059        5,411,515        4,519,848
New Jersey Fund                  990,633          970,458          872,308
Oregon Fund                      708,290          679,370          587,736
Pennsylvania Fund              1,023,651        1,046,296          971,653
Puerto Rico Fund                 323,935          325,819          301,686

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is each Fund's shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Please send all correspondence to Investor Services to P.O. Box 997151, Sacramento, CA 95899-9983.

For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by a Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of each Fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS

Since most purchases by the Funds are principal transactions at net prices, the Funds incurs little or no brokerage costs. Each Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Funds do not buy securities in underwritings where they are given no choice, or only limited choice, in the designation of dealers to receive the commission. The Funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.

During the fiscal years ended February 29, 2000, and February 28, 1999 and 1998, the Funds did not pay any brokerage commissions.

As of February 29, 2000, the Funds did not own securities of their regular broker-dealers.

DISTRIBUTIONS AND TAXES

The Funds calculate dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees of each class. Distributions are subject to approval by the board. The Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you.

By meeting certain requirements of the Internal Revenue Code (Code), the Funds have qualified and continue to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or
Guam), they will be exempt from that state's personal income tax. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

The Funds may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain distributions from the Fund's sale of securities held for more than five years may be subject to a reduced tax rate.

Information on the tax character of distributions The Funds will inform you of the amount of your ordinary income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year, including the portion of the distributions that on average comprise taxable income or interest income that is a tax preference item under the alternative minimum tax. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and ,generally, state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Franklin Templeton fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gains from the sale of Fund shares held for more than five years may be subject to a reduced tax rate.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

DEFERRAL OF BASIS If you redeem some or all of your shares in a Fund, and then reinvest the sales proceeds in the Fund or in another Franklin Templeton Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because each Fund's income is derived primarily from interest rather than dividends, generally none of its distributions will be eligible for the corporate dividends-received deduction.

TREATMENT OF PRIVATE ACTIVITY BOND INTEREST Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying Fund shares.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

Each Fund is a series of Franklin Tax-Free Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust in September 1984, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that each Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Arizona, High Yield, New Jersey and Pennsylvania Funds currently offer three classes of shares, Class A, Class B and Class C. The Arizona, New Jersey and Pennsylvania Funds began offering Class B shares on February 1, 2000. The Colorado, Connecticut, Oregon and Puerto Rico Funds currently offer two classes of shares, Class A and Class C. The full title of each class is:

o Franklin Arizona Tax-Free Income Fund - Class A o Franklin Arizona Tax-Free Income Fund - Class B o Franklin Arizona Tax-Free Income Fund - Class C o Franklin Colorado Tax-Free Income Fund - Class A o Franklin Colorado Tax-Free Income Fund - Class C o Franklin Connecticut Tax-Free Income Fund - Class A o Franklin Connecticut Tax-Free Income Fund - Class C o Franklin High Yield Tax-Free Income Fund - Class A o Franklin High Yield Tax-Free Income Fund - Class B o Franklin High Yield Tax-Free Income Fund - Class C o Franklin New Jersey Tax-Free Income Fund - Class A o Franklin New Jersey Tax-Free Income Fund
- Class B o Franklin New Jersey Tax-Free Income Fund - Class C o Franklin Oregon Tax-Free Income Fund - Class A o Franklin Oregon Tax-Free Income Fund - Class C
o Franklin Pennsylvania Tax-Free Income Fund - Class A o Franklin Pennsylvania Tax-Free Income Fund - Class B o Franklin Pennsylvania Tax-Free Income Fund - Class C o Franklin Puerto Rico Tax-Free Income Fund - Class A o Franklin Puerto Rico Tax-Free Income Fund - Class C

The Federal Intermediate only offers one share class. Because its sales charge structure and Rule 12b-1 plan is similar to those of Class A shares, shares of this Fund are considered Class A shares for redemption, exchange and other purposes.

The Funds may offer additional classes of shares in the future.

Shares of each class represent proportionate interests in each Fund's assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.
Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

As of June 2, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

BUYING AND SELLING SHARES

Each Fund continuously offers their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of a Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

INITIAL SALES CHARGES The maximum initial sales charge is 2.25% for the Federal Intermediate Fund. For each of the other Funds, the maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with a Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares. This waiver category also applies to Class B and C shares.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series Fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account with Merrill Lynch Pierce Fenner & Smith, Inc. A CDSC may apply, however, if the shares are sold within 18 months of purchase.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, each Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Each Fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:

SIZE OF PURCHASE - U.S. DOLLARS            SALES CHARGE (%)
--------------------------------------------------------------

Under $30,000                                   3.0
$30,000 but less than $100,000                  2.0
$100,000 but less than $400,000                 1.0
$400,000 or more                                0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

These breakpoints are reset every 12 months for purposes of additional purchases.

In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of Fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less. A CDSC will not apply to Class A purchases over $250 million in the High Yield Fund.

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES WITHIN        THIS % IS DEDUCTED FROM
THIS MANY YEARS AFTER BUYING THEM             YOUR PROCEEDS AS A CDSC
------------------------------------------------------------------------

1 Year                                                   4
2 Years                                                  4
3 Years                                                  3
4 Years                                                  3
5 Years                                                  2
6 Years                                                  1
7 Years                                                  0

CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o Account fees

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase

o Redemptions by a Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Funds receive notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. Each Fund's investment minimums apply to each sub-account. Each Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended February 29, 2000 and February 28, 1999 and 1998:
                                                                     AMOUNT
                                                                  RECEIVED IN
                                                                   CONNECTION
                                                                      WITH
                                    TOTAL            AMOUNT        REDEMPTIONS
                                 COMMISSIONS      RETAINED BY          AND
                                  RECEIVED        DISTRIBUTORS     REPURCHASES
                                     ($)              ($)              ($)
--------------------------------------------------------------------------------
2000
Arizona Fund                   1,789,429           116,636           43,769
Colorado Fund                    792,171            47,662           26,569
Connecticut Fund                 775,626            44,859           27,906
Federal Intermediate Fund        295,096            37,026           34,398
High Yield Fund               12,907,406           797,311          800,953
New Jersey Fund                1,875,772           113,850           68,849
Oregon Fund                    1,361,936            80,741           63,487
Pennsylvania Fund              1,641,659            99,014           42,266
Puerto Rico Fund                 506,727            32,887            6,957

1999
Arizona Fund                   3,109,731           204,136           12,269
Colorado Fund                  1,230,170            75,655            8,464
Connecticut Fund               1,280,521            72,556            7,518
Federal Intermediate Fund        408,916            55,742            4,464
High Yield Fund               24,360,736         1,514,537          283,409
New Jersey Fund                2,838,883           169,312           23,450
Oregon Fund                    2,294,919           142,478           13,763
Pennsylvania Fund              2,942,369           186,194           16,329
Puerto Rico Fund                 703,085            44,229            5,057

1998
Arizona Fund                   2,894,958           189,181            5,073
Colorado Fund                  1,099,794            68,871            2,658
Connecticut Fund               1,038,873            64,019            2,066
Federal Intermediate Fund        346,839            47,207                -
High Yield Fund               27,355,789         1,661,281          114,622
New Jersey Fund                2,514,214           152,637           10,997
Oregon Fund                    1,645,005           106,236            4,656
Pennsylvania Fund              3,017,041           187,577            5,534
Puerto Rico Fund                 748,531            49,128            1,587

Distributors may be entitled to reimbursement under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

THE CLASS A PLAN. The Fund may pay up to 0.10% per year of Class A's average daily net assets. The Class A plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.

For the fiscal year ended February 29, 2000, the amounts paid by the Funds pursuant to the Class A plan were:

                                                                      FEDERAL
                            ARIZONA    COLORADO ($)  CONNECTICUT   INTERMEDIATE
                              ($)                        ($)            ($)
--------------------------------------------------------------------------------
Advertising                53,801        22,498       12,074         13,605
Printing and mailing
 prospectuses other
than to current
shareholders               23,029         8,154        7,473          2,352
shareholders

Payments to                18,207         5,185        5,506          5,434
 underwriters
Payments to
 broker-dealers           609,944       223,330      181,203        155,745
Other                      71,385        21,951       22,287         10,800
                         -------------------------------------------------------
Total                     776,366       281,118      228,543        187,936
                         -------------------------------------------------------

                          HIGH YIELD    NEW JERSEY      OREGON     PENNSYLVANIA
                              ($)          ($)           ($)            (S)
--------------------------------------------------------------------------------
Advertising                209,327      43,033       28,818         55,567
Printing and mailing     75,545         17,867       14,106         20,209
 prospectuses other
than to current
shareholders
Payments to              56,653         14,946       10,205         11,042
 underwriters
Payments to              4,540,156     500,442      353,642        537,667
 broker-dealers
Other                      229,585      58,667       41,100         56,242
                         -------------------------------------------------------
Total                    5,111,266     634,955      447,871        680,727
                         -------------------------------------------------------

                          PUERTO RICO
                              ($)
---------------------------------------
Advertising                 10,689
Printing and mailing
prospectuses
 other than to current
shareholders                 9,250
Payments to underwriters
                             3,470
Payments to broker
dealers                    157,294
Other                       18,935
                         --------------
Total                      199,638
                         --------------

THE CLASS B AND C PLANS. Each Fund pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be used for service fees. The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers.

The Class B and C plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has immediate plans to spend the amount received on eligible expenses. Each Fund will not pay more than the maximum amount allowed under the plans.

For the fiscal year ended February 29, 2000, the amounts paid by the Funds pursuant to the Class B plan were:

                                       HIGH YIELD
                                           ($)
-----------------------------------------------------

Advertising                              6,710
Printing and mailing prospectuses
other than to current shareholders         431
Payments to underwriters                 5,263
Payments to broker-dealers             358,394
Other                                    7,303
                                     ----------------
Total                                  378,101
                                     ----------------

For the fiscal year ended February 29, 2000, the amounts paid by the Funds pursuant to the Class C plan were:

                                                                    FEDERAL
                         ARIZONA ($)  COLORADO     CONNECTICUT    INTERMEDIATE
                                         ($)           ($)             ($)
--------------------------------------------------------------------------------

Advertising                3,765       6,390         5,048             -
Printing and mailing         874       1,280         1,544             -
prospectuses other than
to current
shareholders
Payments to underwriters   1,804       2,641         3,414             -
Payments to              141,366     124,992       149,052             -
broker-dealers
Other                     12,148       6,087         8,474             -
                         -------------------------------------------------------
Total                    159,957     141,390       167,532             -
                         -------------------------------------------------------

                          HIGH YIELD   NEW JERSEY      OREGON      PENNSYLVANIA
                             ($)           ($)           ($)           ($)
--------------------------------------------------------------------------------

Advertising                108,376      8,395         6,562         8,207
Printing and mailing        28,696      2,601         1,535         1,952
prospectuses other than
to current
shareholders
Payments to underwriters    39,613      4,727         3,840         3,930
Payments to              3,750,509    298,654       209,041       259,927
 broker-dealers
Other                      114,386     13,041         8,771        12,073
                         -------------------------------------------------------
Total                    4,041,580    327,958       229,749       286,089
                         -------------------------------------------------------

                                         PUERTO RICO
                                             ($)
--------------------------------------------------------
Advertising                                1,813
Printing and mailing                         449
prospectuses         other than to
current shareholders
Payments to underwriters                     846
Payments to broker-dealers                45,319
Other                                      2,306
                                       -----------------
Total                                     50,733
                                       -----------------

THE CLASS A, B AND C PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Funds. The average annual total returns for the indicated periods ended February 29, 2000, were:

                                                                        SINCE
                         INCEPTION     1 YEAR     5 YEARS   10 YEARS  INCEPTION
                            DATE         (%)        (%)        (%)       (%)
--------------------------------------------------------------------------------

CLASS A
Arizona Fund             9/01/87     -8.26       3.76       5.73      6.29
Colorado Fund            9/01/87     -8.59       3.97       5.93      6.53
Connecticut Fund        10/03/88     -9.89       3.54       5.19      5.52
Federal Intermediate     9/21/92     -4.63       4.60       -         5.29
Fund
High Yield Fund          3/18/86     -7.89       4.81       6.50      7.16
New Jersey Fund          5/12/88     -7.19       4.09       5.86      6.50
Oregon Fund              9/01/87     -7.89       3.77       5.59      6.03
Pennsylvania Fund       12/01/86     -8.34       3.87       5.87      5.89
Puerto Rico Fund         4/03/85     -7.06       4.26       5.87      6.80

                                        SINCE
                           1 YEAR     INCEPTION
                             (%)         (%)
-------------------------------------------------

CLASS B
Arizona Fund            -             -2.79
High Yield Fund         -7.90         -6.05
New Jersey Fun          -             -2.56
Pennsylvania Fund       -             -2.73

                                        SINCE
                           1 YEAR     INCEPTION
                            (%)          (%)
-------------------------------------------------

CLASS C
Arizona Fund                -6.54        3.83
Colorado Fund               -6.90        4.09
Connecticut Fund            -8.10        3.63
High Yield Fund             -6.29        4.83
New Jersey Fund             -5.55        4.22
Oregon Fund                 -6.22        3.91
Pennsylvania Fund           -6.64        3.98
Puerto Rico Fund            -5.25        4.33

The following SEC formula was used to calculate these figures:

      n
P(1+T) = ERV

where:

P     = a hypothetical initial payment of $1,000
T     = average annual total return
n     = number of years
ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended February 29, 2000 were:

                                                                        SINCE
                      INCEPTION    1 YEAR    5 YEARS (%)  10 YEARS    INCEPTION
                        DATE         (%)                     (%)         (%)
--------------------------------------------------------------------------------
CLASS A
Arizona Fund          9/01/87        -8.26       20.24       74.58      114.21
Colorado Fund         9/01/87        -8.59       21.50       77.84      120.37
Connecticut Fund     10/03/88        -9.89       18.97       65.90       84.71
Federal
Intermediate  Fund
                      9/21/92        -4.63       25.24        -          46.71
High Yield Fund       3/18/86        -7.89       26.51       87.65      162.38
New Jersey Fund       5/12/88        -7.19       22.20       76.72      110.35
Oregon Fund           9/01/87        -7.89       20.30       72.33      107.95
Pennsylvania Fund    12/01/86        -8.34       20.90       76.91      113.56
Puerto Rico Fund      4/03/85        -7.06       23.17       76.93      166.60

                                    SINCE
                       1 YEAR     INCEPTION
                         (%)         (%)
---------------------------------------------
CLASS B
Arizona Fund         -           -2.79
High Yield Fund      -7.90       -6.99
New Jersey Fund      -           -2.56
Pennsylvania Fund    -           -2.73

                                   SINCE
                       1 YEAR     INCEPTION
                         (%)         (%)
---------------------------------------------
CLASS C
Arizona Fund         -6.54       19.94
Colorado Fund        -6.90       21.36
Connecticut Fund     -8.10       18.81
High Yield Fund      -6.29       25.61
New Jersey Fund      -5.55       22.10
Oregon Fund          -6.22       20.35
Pennsylvania Fund    -6.64       20.75
Puerto Rico Fund     -5.25       22.74

CURRENT YIELD Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended February 29, 2000, were:

                               CLASS A (%)   CLASS B     CLASS C
                                               (%)         (%)
--------------------------------------------------------------------
Arizona Fund                       5.13         4.86       4.76
Colorado Fund                      5.06         -          4.68
Connecticut Fund                   4.95         -          4.58
Federal Intermediate Fund          4.80         -          -
High Yield Fund                    5.86         5.56       5.52
New Jersey Fund                    5.08         4.88       4.71
Oregon Fund                        4.99         -          4.61
Pennsylvania Fund                  5.15         4.85       4.78
Puerto Rico Fund                   4.86         -          4.48

The following SEC formula was used to calculate these figures:

                    6
Yield = 2 [(a-b + 1) - 1]
            ---
            cd

where:

a  =  interest earned during the period
b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d  = the maximum offering price per share on the last day of the period

TAXABLE-EQUIVALENT YIELD Each Fund also may quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield. Taxable-equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The taxable-equivalent yields for the 30-day period ended February 29, 2000, were:

                                CLASS A     CLASS B    CLASS C
                                  (%)         (%)        (%)
-----------------------------------------------------------------
Arizona Fund                      8.94       8.47        8.30
Colorado Fund                     8.80       -           8.13
Connecticut Fund                  8.58       -           7.94
Federal Intermediate Fund         7.95       -           -
High Yield Fund                   9.70       9.21        9.14
New Jersey Fund                   8.98       8.63        8.33
Oregon Fund                       9.08       -           8.39
Pennsylvania Fund                 8.77       8.26        8.14
Puerto Rico Fund                  8.05       -           7.42

As of February 29, 2000, the combined federal and state income tax rate upon which the taxable-equivalent yield quotations were based were as follows:

                                  COMBINED RATE
                                     (%)
-----------------------------------------------

Arizona Fund                       42.64
Colorado Fund                      42.47
Connecticut Fund                   42.32
Federal Intermediate Fund          39.60
High Yield Fund                    39.60
New Jersey Fund                    43.45
Oregon Fund                        45.04
Pennsylvania Fund                  41.29
Puerto Rico Fund                   39.60

From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Funds will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.

CURRENT DISTRIBUTION RATE Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts that were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, if any, and is calculated over a different period of time. The current distribution rates for the 30-day period ended February 29, 2000, were:

                           Class A     Class B     Class C
                             (%)         (%)         (%)
--------------------------------------------------------------

Arizona Fund                  5.31        4.99        4.92
Colorado Fund                 5.22        -           4.85
Connecticut Fund              5.29        -           4.92
Federal Intermediate          4.80        -           -
Fund
High Yield Fund               5.96        5.67        5.58
New Jersey Fund               5.23        4.90        4.85
Oregon Fund                   5.14        -           4.76
Pennsylvania Fund             5.30        4.98        4.91
Puerto Rico Fund              5.09        -           4.74

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal and state tax rates available to the Fund. The taxable-equivalent distribution rates for the 30-day period ended February 29, 2000, were:

                                 CLASS A     CLASS B     CLASS C
                                   (%)         (%)         (%)
--------------------------------------------------------------------

Arizona Fund                       9.26        8.70        8.58
Colorado Fund                      9.07        -           8.43
Connecticut Fund                   9.17        -           8.53
Federal Intermediate Fund          7.95        -           -
High Yield Fund                    9.87        9.39        9.24
New Jersey Fund                    9.25        8.66        8.58
Oregon Fund                        9.35        -           8.66
Pennsylvania Fund                  9.03        8.48        8.36
Puerto Rico Fund                   8.43        -           7.85

VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the Fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Each Fund also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Franklin Resources, Inc. is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Salomon Smith Barney Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

o Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

o Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.

o Financial publications: THE WALL STREET JOURNAL, AND BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY MAGAZINES - provide performance statistics over specified time periods.

o Salomon Smith Barney Composite High Yield Index or its component indices measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan(R) companies, Salomon Smith Barney Inc., Merrill Lynch, Lehman Brothers(R) and Bloomberg(R) L.P.

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by each Fund also may discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to any Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Funds cannot guarantee that these goals will be met.

The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, Franklin Templeton Investments has over $225 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 105 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $43 billion in municipal security assets for over three quarters of a million investors. According to Research and Ratings Review, Franklin had one of the largest staffs of municipal securities analysts in the industry, as of June 14, 1999.

Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 2000, taxes could cost almost $47 on every $100 earned from a fully taxable investment (based on the maximum combined 39.6% federal tax rate and the highest state tax rate of 12% for 2000). Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds also may provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.

Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of municipal securities, however, may fluctuate. This fluctuation will have a direct impact on the net asset value of the Fund's shares.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS

MUNICIPAL BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BELOW INVESTMENT GRADE

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD and D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

STATE TAX TREATMENT

The following information on the state income tax treatment of dividends from the funds is based upon correspondence and sources believed to be reliable. Except where otherwise noted, the information pertains to individual state income taxation only. You may be subject to local taxes on dividends or the value of your shares. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their tax advisors or their state department of revenue. For some investors, a portion of the dividend income may be subject to the federal and/or state alternative minimum tax.

ARIZONA As a result of Section 43-1021(4) of the Arizona Income Tax Code, interest on obligations of the state of Arizona or its political subdivisions is exempt from the Arizona individual income tax. Section 43-1022(6) provides similar tax-exempt treatment for interest on obligations of the U.S. Pursuant to Arizona Individual Income Tax Ruling 84-10-5, Arizona does not tax dividend income from regulated investment companies, such as the Arizona Fund, to the extent that such income is derived from such exempt obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.), or obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund, such as for temporary or defensive purposes, the distributions will be taxable.

Any distributions of net short-term and net long-term capital gain earned by the fund are included in each shareholder's Arizona taxable income and are taxed at ordinary income tax rates.

COLORADO Sections 39-22-104 and 39-22-304 of the Colorado Revised Statutes state that interest on obligations of the state of Colorado or its political subdivisions and direct obligations of the U.S. or its possessions is exempt from personal and corporate income tax. The Colorado Department of Revenue has advised in published guidance that distributions from a regulated investment company, such as the Colorado Fund, also will be exempt from personal and corporate income tax if the fund invests in such exempt obligations. The Colorado Department of Revenue has confirmed in guidance dated September 1993 that this exclusion also applies to territorial obligations of the U.S. (including Puerto Rico, Guam and the Virgin Islands). Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions do not qualify for this exemption. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.

Any distributions of capital gains earned by the fund are included in each shareholder's Colorado taxable income as dividend income and capital gain, respectively, and are taxed at ordinary income tax rates.

CONNECTICUT Section 12-701(a)(20) of the Connecticut General Statutes states that interest income from obligations issued by or on behalf of the state of Connecticut, its political subdivisions, public instrumentalities, state or local authorities, districts, or similar public entities created under the laws of the state of Connecticut and exempt obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands) is exempt from state personal income tax. Dividends paid by a regulated investment company, such as the Connecticut Fund, that are derived from such exempt obligations will be exempt from state personal income tax, subject to the limitation below for exempt federal obligations. Corporate shareholders generally are subject to Connecticut corporation income taxes on distributions from the fund.

Sections 12-701(a)(20) and 12-718 of the Connecticut General Statutes also states that a fund is qualified to pay exempt dividends derived from exempt U.S. government obligations to its shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of exempt U.S. government obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions do not qualify for this exemption.

Any distribution of capital gains earned by the fund that are attributable to Connecticut obligations are exempt from Connecticut's individual income tax. All other distributions of capital gains earned by the fund are included in each shareholder's Connecticut taxable income as dividend income and capital gain, respectively, and are taxed at ordinary income rates.

NEW JERSEY Section 54A:6-14.1 of the New Jersey Statutes provides that distributions paid by qualified investment funds, such as the New Jersey Fund, are not included in gross income for purposes of the New Jersey gross income tax to the extent the distributions are attributable to interest or gain from obligations issued by or on behalf of the state of New Jersey or its political subdivisions, or obligations free from state or local taxation by any act of the state of New Jersey or laws of the U.S. (including obligations of the District of Columbia, Puerto Rico, Guam and the Virgin Islands). Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.

Any distributions of net short-term and net long-term capital gain earned by the fund from taxable obligations are included in each shareholder's New Jersey taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

OREGON Sections 316.683 and 316-680 of the Oregon Revised Statutes and Oregon Administrative Rule Section 150-316.680-(B) provide that "state exempt-interest dividends" that are paid by a regulated investment company, such as the Oregon Fund, and designated by it as such in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year will be excluded from the shareholders' income for purposes of Oregon's personal income tax. "State exempt-interest dividends" include distributions of interest attributable both to obligations of the state of Oregon and its political subdivisions and to obligations of the U.S., its territories (including Puerto Rico, Guam and the Virgin Islands) and possessions of any U.S. authority, commission or instrumentality. Corporate shareholders generally are subject to the Oregon corporation excise and income tax on distributions from the fund. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.

Any distributions of capital gain earned by the fund are included in each shareholder's Oregon taxable income as dividend income and capital gain, respectively, and are taxed at ordinary income tax rates. However, a shareholder may defer gain on the sale or other disposition of a capital asset by reinvesting in a qualified investment fund within six months.

PENNSYLVANIA Sections 301 and 303 of the Tax Reform Code of Pennsylvania states that interest income derived from obligations that are statutorily free from state or local taxation under the laws of the Commonwealth of Pennsylvania or under the laws of the U.S. is exempt from state personal income tax. Such exempt obligations include obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other state agency, any political subdivision of the state or its public authority, and exempt obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). Sections 301 and 303 of the Code of Pennsylvania states that interest derived by an investment trust, such as the Pennsylvania Fund, from such exempt obligations is not subject to state, personal or corporate net income tax. Fund distributions and the value of fund shares, however, generally are included in the tax base in determining the corporation capital stock or foreign franchise tax. Distributions paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable. Distributions paid by the fund also are generally exempt from the Philadelphia School District Investment Income Tax.

Any distributions of net short-term and long-term capital gain earned by the fund are included in each shareholder's Pennsylvania taxable income and are taxed at ordinary income tax rates.

Shareholders of the fund who are subject to the Pennsylvania personal property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the fund consists of exempt obligations described above on the annual assessment date of January 1. Information regarding the portion of the value of the shares, if any, which is subject to the Pennsylvania personal property tax will be provided to shareholders of the fund.

PUERTO RICO For U.S. citizens and residents, exempt-interest dividends received from the Puerto Rico Fund generally are exempt from U.S. federal and state personal income taxation in all states that impose an income tax, pursuant to section 103 of the Internal Revenue Code and 31 U.S.C. section 3124. For Puerto Rico taxpayers, exempt-interest dividends, to the extent derived from Puerto Rico, Guam and Virgin Island obligations, generally will be exempt from Puerto Rico taxation pursuant to a ruling received by the fund dated May 24, 1996.

This page intentionally left blank.

The Annual Report of Franklin Arizona Tax-Free Income Fund is included in this filing as Exhibit B to the prospectus/proxy statement.






SHAREHOLDER LETTER

Dear Shareholder:

It's a pleasure to bring you Franklin Tax-Free Trust's semiannual report for the six months ended August 31, 2000.

The U.S. economy continued its trend of strong growth during the six-month review period, as second quarter annualized gross domestic product increased 5.6% on the heels of a 4.8% rise in the first quarter. Concerned that this growth, combined with a historically low unemployment rate, would lead to inflationary pressures, the Federal Open Market Committee (FOMC) raised the federal funds target rate twice during the reporting period, with the last increase occurring in May when they brought the rate to 6.5%. The Federal Reserve Board's (the Fed's) decision to hold short-term rates steady at the June and August FOMC meetings, together with a moderate 0.1% increase in August's Consumer Price Index, suggested that the economy could be feeling the impact of the recent rate increases and might be slowing to a more sustainable pace.

The municipal bond market performed well over the reporting period following a difficult year in 1999 and a slow start in the first quarter of 2000, in which strong economic numbers and the federal funds target rate increases hampered bond prices. The belief that these rate increases were beginning to achieve their desired effect of slowing the economy and that, for the time being, the Fed would hold off on further tightening led to a general decline in long-term interest rates. The yield on the 30-year Treasury bond fell from 6.14% at the beginning of the period, to 5.67% on August 31, 2000, and the 10-year Treasury note declined from 6.41% to 5.73%. Furthermore, the municipal bond market generally trended with the 30-year Treasury bond and

CONTENTS


Shareholder Letter ...............     1

Fund Reports

  Franklin Arizona
  Tax-Free Income Fund ...........     4

  Franklin Colorado
  Tax-Free Income Fund ...........    10

  Franklin Connecticut
  Tax-Free Income Fund ...........    14

  Franklin Federal
  Intermediate-Term
  Tax-Free Income Fund ...........    19

  Franklin High Yield
  Tax-Free Income Fund ...........    22

  Franklin New Jersey
  Tax-Free Income Fund ...........    28

  Franklin Oregon
  Tax-Free Income Fund ...........    34

  Franklin Pennsylvania
  Tax-Free Income Fund ...........    39

  Franklin Puerto Rico
  Tax-Free Income Fund ...........    46

Municipal Bond Ratings ...........    50

Financial Highlights &
Statements of Investments ........    52

Financial Statements .............   116

Notes to Financial Statements ....   127


  FUND CATEGORY

[PYRAMID GRAPHIC]

WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.* You can find your Fund's taxable equivalent distribution rate and yield in the Performance Summary that follows your Fund's report.

*For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.


saw yields decrease. The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of the municipal bond market, decreased from a yield of 6.17% to 5.72% for the same period.(1) Bond yields and prices move in an inverse relationship, so that as yields fall, prices rise.

In addition to the respite from interest-rate tightening, lower supply favorably impacted municipal bond prices. The booming economy, which increased revenues for most municipalities, reduced the need for borrowing to finance capital projects. From January through August 31, 2000, national municipal bond issuance was down 20.3%, compared to the same period in 1999.(2) Lower supply and continued high demand for municipal bonds among insurance and mutual fund companies, as well as retail investors, contributed to their price increase. The government announced a buyback of 30-year Treasury bonds, which increased their price and decreased their yield. This meant that, on a relative basis, long-term municipal bond yields have been attractive. During the six months under review, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 104% of a comparable Treasury bond's yield.(1) Historically this ratio is about 90%. Since municipal bonds are tax-exempt, generally they yield less than Treasuries, which are subject to federal income tax. When municipal bonds are yielding nearly the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost.

Municipal bond funds continue to be attractive for those investors seeking tax-free income. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.

Looking forward, we anticipate that the Fed will continue to monitor inflationary tendencies closely. If the economy slows toward the end of 2000, the bond markets could continue their positive trend. Predicting market cycles is very difficult, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the funds' total return performance.

1. Source: The Bond Buyer. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.

2. Source: The Bond Buyer, 9/1/2000.

We encourage you to discuss your financial goals with your investment representative, who can address concerns about volatility and help you diversify your investments and stay focused on the long term. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ C. B. Johnson
Charles B. Johnson
Chairman
Franklin Tax-Free Trust


/s/ Sheila Amoroso
Sheila Amoroso


/s/ Rafael R. Costas Jr.
Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors
Franklin Municipal Bond Department

FRANKLIN ARIZONA TAX-FREE INCOME FUND

CREDIT QUALITY BREAKDOWN*
Franklin Arizona Tax-Free Income Fund
Based on Total Long-Term Investments
8/31/00

[PIE CHART]

AAA - 44.8%
AA - 15.5%
A - 20.9%
BBB - 14.1%
Below Investment Grade - 4.7%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Arizona Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Arizona state personal income taxes through a portfolio consisting primarily of Arizona municipal bonds.(1)
--------------------------------------------------------------------------------

STATE UPDATE

[ARIZONA STATE GRAPHIC] Arizona's economy retained its positive growth trend and continues to be one of the nation's fastest-growing states. Job growth in the first three months of the year reached 4.8%, stronger than the 4.1% pace recorded in first quarter 1999.(2) Recent gains in light manufacturing, telecommunications-based services, and software and computer services drove strong employment growth. Despite the state's rapid population growth rate, four times the national rate and the second-highest in the nation after Nevada, Arizona's unemployment in July 2000 was only 3.6%, the lowest since 1969 and lower than the national average of 4.0%.(3,4)

Arizona's population and personal income increases bolstered the banking, real estate and retail trade sectors as consumers maintained their buying spree in early 2000. Personal income in 1999 was up 7.0% versus 1998, placing Arizona seventh nationally in rate of growth.(2) Retail sales increased nearly 12% and per-capita retail sales were on par with national averages.(3) In contrast to national readings, which declined in recent months, consumer confidence among Arizonans remained at record highs.(5)

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Source: The Business Journal of Phoenix, Arizona Economy Going Strong,
6/27/00.

3. Source: Standard & Poor's(R), Ratings Direct, 6/7/00.

4. Source: Bureau of Labor Statistics, 8/23/00.

5. Source: The University of Arizona at Tucson, Arizona's Economy, 7/00.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 54.

Strength in the California and national economies, plus the likelihood of a worldwide economic rebound, bode well for Arizona. Economic growth in California, the state's leading domestic trading partner, outpaced that of the nation in the second quarter of 2000. Mexico, Arizona's leading international trading partner, is expected to grow by 4.0% in 2000.(6) Arizona is well-positioned for continued growth.

The state maintained a healthy financial outlook during the reporting period. Rising employment and vibrant economic activity resulted in revenue growth, which outpaced increased spending and more than offset recent income tax cuts. In addition, fiscal year 1999 revenues exceeded the budgeted forecast by $99.4 million, and fiscal year 2000-2001 revenues are expected to outpace the biennial budget estimates by $303 million.(7) With personal income, employment and population projected to grow faster than the national average, we anticipate a bright future for Arizona bonds.

PORTFOLIO NOTES

We attempted to take advantage of higher interest rates offered during the first half of the six-month reporting period to restructure the Fund's portfolio, seeking to improve the Fund's income-producing potential and call protection. We sold lower yielding bonds at a loss and reinvested the proceeds at higher yields. These losses can be used to offset any current or future capital gains. This strategy seeks to optimize tax efficiency in a municipal bond fund and minimize the portfolio's taxable distributions. In addition, we sold bonds with shorter call protection and bought similar coupon bonds with longer calls. Some of the bonds we sold were Salt River Project; Navajo, AZ, Arizona Public Service and Phoenix Civic Improvement Corp. Excise Tax.

The decline in interest rates during the latter part of the period resulted in generally increasing bond prices. Accordingly, Franklin Arizona Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.31 per share on February 29, 2000, to $10.71 on August 31, 2000.


6. Source: Arizona Office of the Governor, The Executive Mid-Biennium Update Fiscal Years 2000 and 2001, 1/00.

7. Source: Joint Legislative Budget Committee Fiscal Policy Analysis for the Arizona Legislature, 1/00.


PORTFOLIO BREAKDOWN
Franklin Arizona
Tax-Free Income Fund
8/31/00


                                                                   % OF TOTAL
                                                                    LONG-TERM
                                                                   INVESTMENTS
--------------------------------------------------------------------------------
Utilities*                                                           26.8%

Hospital & Health Care                                               19.6%

Prerefunded                                                          11.0%

General Obligation                                                    8.3%

Transportation                                                        7.8%

Tax-Supported                                                         6.2%

Housing                                                               5.2%

Corporate-Backed                                                      5.1%

Subject to Government
Appropriation                                                         3.8%

Higher Education                                                      3.1%

Other Revenue                                                         3.1%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

DIVIDEND DISTRIBUTIONS*
Franklin Arizona Tax-Free Income Fund
3/1/00 - 8/31/00


                                           DIVIDEND PER SHARE
                            ----------------------------------------------------
MONTH                          CLASS A          CLASS B             CLASS C
--------------------------------------------------------------------------------
March                        4.77 cents        4.29 cents          4.30 cents
April                        4.77 cents        4.29 cents          4.30 cents
May                          4.77 cents        4.29 cents          4.30 cents
June                         4.77 cents        4.24 cents          4.29 cents
July                         4.77 cents        4.24 cents          4.29 cents
August                       4.77 cents        4.24 cents          4.29 cents
--------------------------------------------------------------------------------
TOTAL                       28.62 CENTS       25.59 CENTS         25.77 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


The majority of our purchases were higher-rated or insured securities, which improved the Fund's overall credit profile. AAA-rated securities represented 44.8% of the Fund's total long-term investments at period's end. Purchases during the period included Tucson, Arizona, Water Revenue; Arizona Health Facilities Authority Catholic Healthcare West Revenue; and Arizona Capital Facilities Finance Corp. Student Housing Revenue.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 8 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 5.12%, based on an annualization of the current 4.77 cent ($0.0477) per share dividend and the maximum offering price of $11.19 on August 31, 2000. An investor in the maximum combined federal and Arizona state personal income tax bracket of 42.64% would need to earn 8.93% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows distribution rates and taxable equivalent distribution rates for Class B and C shares.

Arizona's new bond issuance from January through August 2000 was $1.974 billion, down 15.0% from the same period in 1999.(8) Going forward, reduced new-issue supply combined with strong retail demand for Arizona municipal bonds should continue to keep prices firm for investors seeking tax-free income. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.

8. Source: The Bond Buyer, 9/1/00.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN ARIZONA
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +6.78%
Net Asset Value (NAV)                $10.71 (8/31/00)           $10.31 (2/29/00)
Change in NAV                        +$0.40
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2862

CLASS B
Six-Month Total Return               +6.65%
Net Asset Value (NAV)                $10.74 (8/31/00)           $10.32 (2/29/00)
Change in NAV                        +$0.42
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2559

CLASS C
Six-Month Total Return               +6.44%
Net Asset Value (NAV)                $10.78 (8/31/00)           $10.38 (2/29/00)
Change in NAV                        +$0.40
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2577


              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                      INCEPTION
CLASS A                            1-YEAR     5-YEAR      10-YEAR     (9/1/87)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         +4.40%     +26.53%     +90.87%     +137.67%
Average Annual Total Return(2)     -0.07%      +3.92%      +6.22%       +6.49%

                                                                      INCEPTION
CLASS B                                                               (2/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                             +7.34%
Aggregate Total Return(2)                                              +3.34%

                                                                      INCEPTION
CLASS C                                     1-YEAR       5-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  +3.90%       +23.19%      +28.32%
Average Annual Total Return(2)              +1.87%        +4.06%       +4.52%

AS OF 8/31/00

SHARE CLASS                                    A            B            C
--------------------------------------------------------------------------------
Distribution Rate(3)                         5.12%        4.79%        4.72%
Taxable Equivalent Distribution Rate(4)      8.93%        8.35%        8.23%
30-Day Standardized Yield(5)                 4.76%        4.43%        4.38%
Taxable Equivalent Yield(4)                  8.30%        7.72%        7.64%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value for Class B) per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Arizona state personal income tax bracket of 42.64%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN COLORADO TAX-FREE INCOME FUND


CREDIT QUALITY BREAKDOWN*
Franklin Colorado Tax-Free Income Fund
Based on Total Long-Term Investments
8/31/00

[PIE CHART]
AAA - 65.9%
AA - 8.7%
A - 12.7%
BBB - 12.7%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Colorado Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Colorado state personal income taxes through a portfolio consisting primarily of Colorado municipal bonds.(1)
--------------------------------------------------------------------------------

STATE UPDATE

[COLORADO GRAPHIC] Colorado's economy, which grew during the nation's 1991-1992 recession, continued its impressive, above-average expansion. Revised employment data shows 3.8% growth in 1999, outpacing national trends.(2) Employment now mirrors the nation's and has become more diversified among services, trade, government and manufacturing. The construction and high technology sectors led recent growth, particularly the software and communications fields.

The state's 2.7% unemployment rate as of July 2000 is much lower than the country's 4.0% rate, despite a high 11% population growth rate over the past five years.(3) Although large previous net in-migration, particularly from California, has been diminishing, Colorado attracted $1.3 billion of venture capital in 1999. At 30.4% versus 23.6% nationwide, the state boasts a greater-than-average share of college graduates in its workforce, which continues to attract high technology firms. Colorado's 1999 personal income growth rate of 7.9% remained strong.(2)

With unabated economic growth and prudent fiscal management practices under the taxpayer bill of rights (TABOR) voter initiative, Colorado has maintained a strong financial position. Debt ratios remained very low with overall tax-supported net debt of 0.06% of personal income or just $18 per capita, compared with the $540 national median. Additionally, revenues exceeded budget projections despite a state income tax rate cut. Fiscal Year 1999 ended with a general fund balance of $345.7 million, which is a solid 5.2% of expenditures.(2)


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Source: Standard and Poor's, Ratings Direct, 8/16/00.

3. Source: Bureau of Labor Statistics, 8/23/00.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 60.

Colorado's outlook is stable, reflecting the expectation that the state will maintain its strong economic performance and favorable fiscal position. Standard & Poor's, an independent credit rating agency, projects that Colorado's growth rate will remain one of the nation's highest.

PORTFOLIO NOTES

We attempted to take advantage of higher interest rates offered during the first half of the six-month reporting period to restructure the Fund's portfolio, seeking to improve the Fund's income-producing potential and call protection. We sold lower yielding bonds at a loss and reinvested the proceeds at higher yields. Such losses can be used to offset any current or future capital gains. This strategy seeks to optimize tax efficiency in a municipal bond fund and minimize the portfolio's taxable distributions. In addition, we sold bonds with shorter call protection and bought similar coupon bonds with longer calls. Some of the bonds we sold were Colorado Springs Utilities Revenue, Colorado Springs Hospital Revenue and Colorado Health Facilities Authority Revenue Children's Hospital.

The decline in interest rates during the latter part of the period resulted in generally increasing bond prices. Accordingly, Franklin Colorado Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.90 per share on February 29, 2000, to $11.35 on August 31, 2000.

The majority of our purchases were higher-rated or insured securities, which improved the Fund's overall credit profile. AAA-rated securities represented 65.9% of the Fund's total long-term investments at period's end. Purchases during the period included Colorado Springs Hospital Revenue, Denver City and County COP, Colorado Housing Finance Authority Multi-Family Housing Revenue, and Broomfield Water Activity Enterprise Water Revenue.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 13 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 5.01%, based on an annualization of the current 4.95 cent ($0.0495) per share dividend and


PORTFOLIO BREAKDOWN
Franklin Colorado
Tax-Free Income Fund
8/31/00

                                                                   % OF TOTAL
                                                                   LONG-TERM
                                                                   INVESTMENTS
--------------------------------------------------------------------------------
Hospital & Health Care                                                24.6%

Transportation                                                        14.2%

Subject to Government
Appropriation                                                         13.2%

Utilities                                                             11.3%

Prerefunded                                                           10.7%

Housing                                                                9.2%

Tax-Supported                                                          5.4%

General Obligation                                                     3.6%

Corporate-Backed                                                       3.1%

Higher Education                                                       2.8%

Other Revenue                                                          1.9%

DIVIDEND DISTRIBUTIONS*
Franklin Colorado Tax-Free Income Fund
3/1/00 - 8/31/00

                                                         DIVIDEND PER SHARE
                                                   -----------------------------
MONTH                                               CLASS A         CLASS C
--------------------------------------------------------------------------------
March                                               4.95 cents      4.47 cents
April                                               4.95 cents      4.47 cents
May                                                 4.95 cents      4.47 cents
June                                                4.95 cents      4.44 cents
July                                                4.95 cents      4.44 cents
August                                              4.95 cents      4.44 cents
TOTAL                                              29.70 CENTS     26.73 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


the maximum offering price of $11.85 on August 31, 2000. An investor in the maximum combined federal and Colorado state personal income tax bracket of 42.47% would need to earn 8.71% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

Colorado's new bond issuance from January through August 2000 was $3.3 billion, up 23.3% from the same period in 1999, giving us ample opportunities for selective purchasing.(4) Going forward, municipal bond supply for the remainder of 2000 is expected to remain stable. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.


4. Source: The Bond Buyer, 9/1/00.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +6.97%
Net Asset Value (NAV)                $11.35 (8/31/00)           $10.90 (2/29/00)
Change in NAV                        +$0.45
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2970

CLASS C
Six-Month Total Return               +6.64%
Net Asset Value (NAV)                $11.41 (8/31/00)           $10.96 (2/29/00)
Change in NAV                        +$0.45
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2673


ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                      INCEPTION
CLASS A                              1-YEAR    5-YEAR     10-YEAR     (9/1/87)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           +4.46%    +27.53%    +94.19%     +144.38%
Average Annual Total Return(2)       +0.04%     +4.07%     +6.40%       +6.71%

                                                                      INCEPTION
CLASS C                                        1-YEAR     5-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +3.97%     +24.31%     +29.77%
Average Annual Total Return(2)                 +1.99%      +4.24%      +4.72%


AS OF 8/31/00

SHARE CLASS                                                  A              C
--------------------------------------------------------------------------------
Distribution Rate(3)                                       5.01%          4.61%
Taxable Equivalent Distribution Rate(4)                    8.71%          8.01%
30-Day Standardized Yield(5)                               4.69%          4.30%
Taxable Equivalent Yield(4)                                8.15%          7.47%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.


FRANKLIN COLORADO TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Colorado state personal income tax bracket of 42.47%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND


CREDIT QUALITY BREAKDOWN*
Franklin Connecticut Tax-Free
Income Fund
Based on Total Long-Term Investments
8/31/00
[PIE CHART]
AAA - 38.6%
AA - 23.8%
A - 7.6%
BBB - 30.0%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Connecticut Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Connecticut state personal income taxes through a portfolio consisting primarily of Connecticut municipal bonds.(1)
--------------------------------------------------------------------------------

STATE UPDATE
[GRAPHIC] Connecticut is basking in the warmth of the nation's red-hot economy. Partly due to Wall Street's recent success, the state has now recouped all of the jobs lost during the early 1990s' recession, with non-farm job growth of 2% in 1998 and 1.5% in 1999. While job growth has trailed the national average, the state's unemployment rate was better than the nation's, falling to a record low of 2.2% in January 2000. Connecticut has produced a budget surplus annually since 1992 and expects to end fiscal year 2000 with a surplus of more than $400 million. Reflecting these good times, Standard & Poor's, an independent credit rating agency, has assigned the state's general obligation debt an AA rating.(2)

The state has maintained its budget surpluses, while significantly reducing the motor fuel tax. Once the nation's highest, Connecticut's tax has fallen from 39 cents per gallon in 1997 to 25 cents as of July 1, 2000. This reduction is expected to cost approximately $100 million per year for the next four fiscal years, but strong income tax growth as well as adjustments in spending should more than make up for it.(3)

Looking to the future, Connecticut's tight labor market, slow population growth and high wage costs could cool the economic expansion. However, several new programs were designed to enhance its business climate and foster further economic growth.


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

A non-diversified Fund may be subject to greater risk of adverse economic or regulatory developments in that state than a Fund with broader geographical diversification.

2. Source: Standard and Poor's, Ratings Direct, 6/15/00. This does not indicate Standard and Poor's rating of the Fund.

3. Source: Moody's(R) Investors Service, New Issue Report: Connecticut (State of), 6/28/00.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 64.

The most significant of these initiatives are business tax credits, corporate and sales tax rate cuts, corporation tax credits for research and development, and property tax abatements for several types of equipment.

PORTFOLIO NOTES
In April and May, the expectation of higher interest rates continued to hamper municipal bond prices. The Federal Reserve Board (the Fed) raised rates in an attempt to slow the robust national economy. However, later in the period, the interest-rate picture appeared to stabilize, as the Fed chose to leave interest rates steady. Their strategy gave many investors confidence that the pace of economic growth began to slow during the second quarter and inflation no longer posed such a serious threat. Municipal bonds reacted well to the news of a possible economic growth slowdown, and in fact, fixed income markets experienced positive returns year-to-date.

Lower municipal bond supply also brought some stability to the municipal market. For the first eight months of 2000, Connecticut's new-issuance was down 1.4% from the same period in 1999, as the higher interest-rate environment discouraged municipalities from borrowing to finance new projects and from refunding existing debt.(4) Furthermore, this reduced supply was met with demand, as investors and bond funds received cash from June and July coupon and call payments. In this environment, Franklin Connecticut Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.06 on February 29, 2000, to $10.46 on August 31, 2000.

During the first quarter of 2000, we were able to purchase bonds with relatively higher yields, increasing the portfolio's income. As opportunities presented themselves, we sold bonds with higher cost bases to book tax losses, which can be carried forward to offset future gains. This strategy seeks to optimize tax efficiency in a municipal bond fund and minimize the portfolio's taxable distributions, potentially lowering shareholders' future tax liabilities. We also sold the portfolio's seasoned holdings.


4. Source: The Bond Buyer, 9/1/00.


PORTFOLIO BREAKDOWN
Franklin Connecticut
Tax-Free Income Fund
8/31/00

                                                                    % OF TOTAL
                                                                    LONG-TERM
                                                                   INVESTMENTS
--------------------------------------------------------------------------------
Hospital & Health Care*                                               32.1%

Prerefunded                                                           18.1%

Housing                                                               14.3%

Higher Education                                                      13.3%

Utilities                                                             10.9%

Other Revenue                                                          2.4%

General Obligation                                                     2.2%

Tax-Supported                                                          2.1%

Subject to Government
Appropriation                                                          1.9%

Transportation                                                         1.7%

Corporate-Backed                                                       1.0%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as hospitals & health care. A change that affects one project may affect all similar projects, thereby increasing market risk.

DIVIDEND DISTRIBUTIONS*
Franklin Connecticut Tax-Free Income Fund
3/1/00-8/31/00

                                                         DIVIDEND PER SHARE
                                                   -----------------------------
MONTH                                               CLASS A         CLASS C
--------------------------------------------------------------------------------
March                                               4.63 cents       4.18 cents
April                                               4.63 cents       4.18 cents
May                                                 4.63 cents       4.18 cents
June                                                4.65 cents       4.19 cents
July                                                4.65 cents       4.19 cents
August                                              4.65 cents       4.19 cents
--------------------------------------------------------------------------------
TOTAL                                              27.84 CENTS      25.11 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


with shorter call dates and shorter maturities. Some of the holdings we sold were Bridgeport GO and Connecticut State Health and Education Facilities Authority Revenue for Yale New Haven Hospital, Greenwich Hospital and Trinity College. The Fund then reinvested the proceeds in bonds with longer call structures or longer maturities and higher yields. As a result, the Fund was able to increase its Class A share dividend from 4.63 cents to 4.65 cents per share during the period.

The Fund maintained its high quality during the six months under review, and on August 31, 2000, 62.4% of the Fund's total long-term investments were rated AA or higher. In addition, we bought issues in a number of different sectors, preserving the portfolio's broad diversification. Purchases during the period included Connecticut State Housing Finance Authority, University of Connecticut Revenue Student Fee, Puerto Rico Commonwealth and Connecticut State Health and Education Facilities Authority Revenue for Danbury Hospital and Connecticut College Project.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 18 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 5.11%, based on an annualization of the current 4.65 cent ($0.0465) per share dividend and the maximum offering price of $10.92 on August 31, 2000. An investor in the maximum combined federal and Connecticut state personal income tax bracket of 42.32% would need to earn 8.86% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

Looking forward, we are optimistic about the outlook for Connecticut, its municipal bonds and Franklin Connecticut Tax-Free Income Fund. We intend to maintain our conservative buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Connecticut state personal income tax bracket of 42.32%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
Six-Month Total Return               +6.86%
Net Asset Value (NAV)                $10.46 (8/31/00)           $10.06 (2/29/00)
Change in NAV                        +$0.40
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2784

CLASS C
Six-Month Total Return               +6.45%
Net Asset Value (NAV)                $10.49 (8/31/00)           $10.10 (2/29/00)
Change in NAV                        +$0.39
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2511


ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                      INCEPTION
CLASS A                              1-YEAR    5-YEAR     10-YEAR     (10/3/88)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           +3.38%    +25.23%    +82.59%     +104.94%
Average Annual Total Return(2)       -1.02%     +3.70%     +5.74%       +5.78%

                                                                      INCEPTION
CLASS C                                        1-YEAR     5-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.81%     +21.66%      +27.03%
Average Annual Total Return(2)                 +0.78%      +3.79%       +4.32%


AS OF 8/31/00

SHARE CLASS                                                  A              C
--------------------------------------------------------------------------------
Distribution Rate(3)                                       5.11%          4.73%
Taxable Equivalent Distribution Rate(4)                    8.86%          8.20%
30-Day Standardized Yield(5)                               4.77%          4.39%
Taxable Equivalent Yield(4)                                8.27%          7.61%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


               Past performance does not guarantee future results.

FRANKLIN FEDERAL INTERMEDIATE-TERM
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio of municipal bonds with an average weighted maturity (the time in which a debt must be repaid) between three and 10 years.(1)
--------------------------------------------------------------------------------

PORTFOLIO NOTES
During the six months under review, the municipal bond market rebounded after a challenging period as interest rates generally declined. Responding to the rapid pace of economic growth and slightly higher inflation, the Federal Reserve Board (the Fed) increased the federal funds target rate by 50 basis points in May to 6.50%. Anticipating this Fed action, municipal bond interest rates rose and prices declined. However, in line with recent indicators that economic growth might be slowing to a more sustainable pace, the Fed did not raise the federal funds target rate at their June and August meetings. Interest rates promptly fell and municipal bonds performed better by the end of the period. The intermediate-term bond market, in particular, strengthened as investors concerned about Fed activity opted for shorter-term bonds, which are generally less volatile than long-term bonds.

The yield on the 10-year U.S. Treasury note decreased from 6.41% on February 29, 2000, to 5.73% on August 31, 2000, but reached a high of 6.56% on May 8, 2000. The municipal bond market generally trended with the 10-year Treasury note, and saw yields decrease. The Municipal Market Data 10-year yield at the beginning of the reporting period was 5.23% versus 4.69% on August 31.(2) Bond yield and price move in opposite directions; thus, Franklin Federal Intermediate-Term Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.52 per share on February 29, 2000, to $10.78 on August 31, 2000.


1. These dividends are generally subject to state and local income tax, if any. For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

A non-diversified fund may be subject to greater risk of adverse economic or regulatory developments than a fund with broader diversification.

2. Municipal Market Data is an independent company that produces a widely used daily yield curve for bonds of various ratings.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 67.


CREDIT QUALITY BREAKDOWN*
Franklin Federal Intermediate-Term
Tax-Free Income Fund
Based on Total Long-Term Investments
8/31/00

[PIE CHART]
AAA - 15.2%
AA - 7.0%
A - 22.8%
BBB - 50.8%
Below Investment Grade - 4.2%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

PORTFOLIO BREAKDOWN
Franklin Federal Intermediate-Term
Tax-Free Income Fund
8/31/00

                                                                    % OF TOTAL
                                                                    LONG-TERM
                                                                   INVESTMENTS
--------------------------------------------------------------------------------
Utilities*                                                            25.1%

Hospital & Health Care                                                16.9%

Corporate-Backed                                                      14.6%

Subject to Government Appropriation                                   11.5%

General Obligation                                                     7.6%

Housing                                                                6.2%

Transportation                                                         5.7%

Tax-Supported                                                          5.0%

Higher Education                                                       3.7%

Prerefunded                                                            3.2%

Other Revenue                                                          0.5%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.


DIVIDEND DISTRIBUTIONS*
Franklin Federal Intermediate-Term
Tax-Free Income Fund
3/1/00 - 8/31/00

                                                                       DIVIDEND
MONTH                                                                  PER SHARE
--------------------------------------------------------------------------------
March                                                                  4.3 cents

April                                                                  4.3 cents

May                                                                    4.3 cents

June                                                                   4.3 cents

July                                                                   4.3 cents

August                                                                 4.3 cents
--------------------------------------------------------------------------------
TOTAL                                                                 25.8 CENTS

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


During the period, the Fund primarily focused on lightening its percentage of BBB- or lower-rated securities and increasing its percentage of credits rated A or better to increase the Fund's overall credit quality. Fund purchases included Youngstown, Ohio, General Obligation; Sylacauga, Alabama, General Obligation; and Denver, Colorado, City and County Certificate of Participation. This strategy offered us the opportunity to take tax losses, which can be used to offset current or future capital gains and potentially lessen shareholders' future tax liabilities. It also helped improve the Fund's tax efficiency, reducing its level of bonds subject to the alternative minimum tax from 10.43% to 9.10% of total long-term investments during the six-month reporting period.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 21 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.73%, based on an annualization of the current 4.35 cent ($0.0435) per share dividend and the maximum offering price of $11.03 on August 31, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal personal income tax bracket of 39.6% would need to earn 7.83% from a taxable investment to match the Fund's tax-free distribution rate.

Going forward, we hold a positive outlook for fixed-income markets, although we expect the markets to remain somewhat volatile in the near term, as they respond to the strength of the economy and inflationary pressures. However, longer term we feel that sustained economic expansion and smaller supply of new-issue municipal bonds at $124 billion from January through August 2000, compared with $155 billion for the same period in 1999, should continue to keep municipal bond prices firm.(3)


3. Source: The Bond Buyer, 9/1/00.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00


Six-month total return represents the change in value of an investment for the period indicated and does not include the sales charge. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +5.02%
Net Asset Value (NAV)                $10.78 (8/31/00)           $10.52 (2/29/00)
Change in NAV                        +$0.26

Distributions (3/1/00-8/31/00)       Dividend Income            $0.258


ADDITIONAL PERFORMANCE
As of 9/30/00

                                                                      INCEPTION
CLASS A                                        1-YEAR     5-YEAR      (9/21/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +3.70%     +26.12%      +57.32%
Average Annual Total Return(2)                 +1.36%      +4.27%       +5.51%


AS OF 8/31/00

SHARE CLASS                                                             A
--------------------------------------------------------------------------------
Distribution Rate(3)                                                  4.73%
Taxable Equivalent Distribution Rate(4)                               7.83%
30-Day Standardized Yield(5)                                          4.57%
Taxable Equivalent Yield(4)                                           7.57%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

              Past performance does not guarantee future results.


FRANKLIN FEDERAL
INTERMEDIATE-TERM
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 2.25% initial sales charge. Past expense reductions by the Fund's manager increased the Fund's total returns.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.

3. Distribution rate is based on an annualization of the current 4.35 cent per share dividend and the maximum offering price of $11.03 on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the 2000 maximum federal personal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND


CREDIT QUALITY BREAKDOWN*
Franklin High Yield Tax-Free Income Fund
Based on Total Long-Term Investments
8/31/00

[PIE CHART]
AAA - 21.0%
AA - 2.8%
A - 10.8%
BBB - 23.6%
Below Investment Grade - 41.8%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin High Yield Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio consisting primarily of higher-yielding, medium- to lower-rated and non-rated municipal securities.(1) As discussed in the Fund's prospectus, these securities entail greater risk than higher-rated municipal securities.
--------------------------------------------------------------------------------

PORTFOLIO NOTES
Interest rates fell sharply during the six-month period ended August 31, 2000, as evidenced by the 10-year Treasury note's yield declining from 6.41% at the beginning of the reporting period to 5.73% at the end. New-issue municipal bond supply was down significantly, declining 20.0% to $124 billion in the first eight months of 2000 compared with the same period in 1999.(2) Supply will likely come in below $200 billion for the entire year, well below 1998's and 1999's totals. Within this environment, Franklin High Yield Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.41 per share on February 29, 2000, to $10.55 on August 31, 2000.

Despite the improving environment, several factors offered challenges to the Fund. First, high yield funds historically have underperformed in times of declining interest rates, as this benefits investment-grade funds more than high yield funds, because credit quality is another important factor in pricing high yield bonds. Second, the


1. These dividends are generally subject to state and local income tax, if any. For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Source: The Bond Buyer, 9/1/00.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 74.

ongoing widening of yield spreads between lower- and higher-rated debt due to problems in some sectors resulted in lower prices for many high yield bonds. Third, lower interest rates led to lower yields on new issues and, more importantly, led to current refundings for many outstanding high yield issues. Finally, the Fund was hurt by investments in certain sectors that did not fare as well as others. In particular, health care and project finance-related bond issues were the most volatile over the period and negatively impacted the Fund's performance and income.

On the positive side, the recent yield difference made lower-rated bonds more attractive in the market. Using our research experience along with our value-added approach to investing, we aggressively looked for the best opportunities for lower-rated bonds, especially at a time when real rates and yields remained very appealing. An important purchase during the period included Allegheny County, Pennsylvania, Hospital Revenue Bonds. Recent market conditions also enabled us to sell bonds to book tax losses, which can be carried forward in the portfolio to help offset any taxable capital gains in the future and potentially lower shareholders' future tax liabilities.

With more than $45 billion in municipal assets under management, Franklin was able to use the entire Fund group's buying power to find and structure issues to fit our needs. Most dealers, issuers and underwriters know and trust Franklin and will come to us to assist them in structuring and pricing new issues. When selling, we often are able to take advantage of strong retail demand in the secondary market, which can provide more liquidity and price support for our holdings.


PORTFOLIO BREAKDOWN
Franklin High Yield
Tax-Free Income Fund
8/31/00

                                                                    % OF TOTAL
                                                                    LONG-TERM
                                                                   INVESTMENTS
--------------------------------------------------------------------------------
Utilities*                                                            29.0%

Prerefunded                                                           14.8%

Tax-Supported                                                         14.7%

Hospital & Health Care                                                12.6%

Transportation                                                         8.4%

Corporate-Backed                                                       6.2%

General Obligation                                                     5.0%

Other Revenue                                                          3.6%

Housing                                                                3.3%

Subject to Government
Appropriation                                                          2.1%

Higher Education                                                       0.3%

* The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

DIVIDEND DISTRIBUTIONS*
Franklin High Yield Tax-Free Income Fund
3/1/00 - 8/31/00

                                           DIVIDEND PER SHARE
                            ----------------------------------------------------
MONTH                          CLASS A          CLASS B             CLASS C
--------------------------------------------------------------------------------
March                         5.4 cents         4.94 cents          4.92 cents
April                         5.4 cents         4.94 cents          4.92 cents
May                           5.4 cents         4.94 cents          4.92 cents
June                          5.4 cents         4.91 cents          4.91 cents
July                          5.4 cents         4.91 cents          4.91 cents
August                        5.4 cents         4.91 cents          4.91 cents
--------------------------------------------------------------------------------
Total                        32.4 cents        29.55 cents         29.49 cents

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

In addition to high yield bonds' general attractiveness is municipal securities' overall appeal. At the end of the reporting period, municipal bonds offered very attractive yields and a significant tax advantage over a comparable taxable investment. For example, on August 31, 2000, the Bond Buyer Municipal Bond Index yielded 5.72%, while the 10-year U.S. Treasury note yielded 5.73%, resulting in a municipal-to-Treasury yield ratio of 99%, higher than the 93% 10-year average.(3) The Performance Summary beginning on page 26 shows on August 31, 2000, the Fund's Class A shares' distribution rate was 5.66%, based on an annualization of the current 5.2 cent ($0.0520)


3. Sources: Lehman Brothers; The Bond Buyer. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

per share dividend and the maximum offering price of $11.02. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal income tax bracket of 39.6% would need to earn 9.37% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

Looking forward, the reduced supply of new-issue municipal bonds should improve the performance of municipal bond funds for the remainder of the year. In our opinion, lower-rated issues are poised to perform more strongly in the future. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN HIGH YIELD
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +4.55%
Net Asset Value (NAV)                $10.55 (8/31/00)           $10.41 (2/29/00)
Change in NAV                        +$0.14

Distributions (3/1/00-8/31/00)       Dividend Income            $0.3240

CLASS B
Six-Month Total Return               +4.25%
Net Asset Value (NAV)                $10.59 (8/31/00)           $10.45 (2/29/00)
Change in NAV                        +$0.14

Distributions (3/1/00-8/31/00)       Dividend Income            $0.2955

CLASS C
Six-Month Total Return               +4.32%
Net Asset Value (NAV)                $10.63 (8/31/00)           $10.48 (2/29/00)
Change in NAV                        +$0.15

Distributions (3/1/00-8/31/00)       Dividend Income            $0.2949

              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                      INCEPTION
CLASS A                              1-YEAR    5-YEAR     10-YEAR     (3/18/86)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           +1.66%    +28.63%    +100.28%    +185.25%
Average Annual Total Return(2)       -2.70%     +4.26%      +6.73%      +7.16%

                                                                      INCEPTION
CLASS B                                                    1-YEAR     (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                 +1.09%      +0.30%
Average Annual Total Return(2)                             -2.74%      -1.93%

                                                                      INCEPTION
CLASS C                                     1-YEAR       5-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  +1.09%       +25.31%      +31.79%
Average Annual Total Return(2)              -0.85%        +4.41%       +5.03%


AS OF 8/31/00

SHARE CLASS                                    A            B            C
--------------------------------------------------------------------------------
Distribution Rate(3)                         5.66%        5.35%        5.26%
Taxable Equivalent Distribution Rate(4)      9.37%        8.86%        8.71%
30-Day Standardized Yield(5)                 5.52%        5.22%        5.18%
Taxable Equivalent Yield(4)                  9.14%        8.64%        8.58%


For updated performance figures, see"Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value for Class B) per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the 2000 maximum federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

              Past performance does not guarantee future results.

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

CREDIT QUALITY BREAKDOWN*
Franklin New Jersey Tax-Free
Income Fund
Based on Total Long-Term Investments
8/31/00

                              [PIE CHART GRAPHIC]

AAA-                   69.1%

AA-                     7.9%

A-                      9.4%

BBB-                   12.3%

Below Investment
Grade-                  1.3%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

Your Fund's Goal: Franklin New Jersey Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and New Jersey state personal income taxes through a portfolio consisting primarily of New Jersey municipal bonds.(1)


STATE UPDATE
                                [STATE GRAPHIC]
New Jersey's bullish economy forged ahead during the six months under review. Much of the state's recent economic progress, especially in the important consumer services, retail trade and residential real estate sectors, largely is a result of Wall Street's eight-year bull market. Further adding to the state's economic health has been the steady migration of businesses, including financial services firms, from high-priced New York City to less-expensive northern New Jersey. Arriving with these businesses were many employees in the highest income brackets, allowing the state's income tax revenues to increase at a higher rate than its overall economy.

Fiscal year 2000 revenue and spending estimates point to another year when New Jersey will surpass the original budget estimates. After a stronger-than-expected first half of the year, New Jersey raised its fiscal year 2000 revenue estimate by $500 million. Income tax receipts are now expected to increase 11% and sales tax revenues are predicted to grow by 10%. In the five latest fiscal years, revenue has risen by a total of 21.6%, ahead of the 19.3% increase in expenditures, principally due to increases in capital gains income and the number of high-income residents as a result of the booming stock market.(2)

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Source: Moody's Investors Service,New Issue Report: New Jersey (State of), 4/19/00. This does not indicate Moody's rating of the Fund.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 97.

Partially counterbalancing this optimistic picture is the state's growing, yet still modest debt burden, which has swelled from $4.1 billion in 1990 to $23.3 billion in April 2000, the fourth highest in the nation.(2) Furthermore, debt levels will most likely continue to rise as the state issues nearly $7 billion in new bonds for the purchase of open space and the improvement of its educational and transportation systems.(3)

New Jersey's outlook is positive. The state is moderately well-positioned to maintain its solid fiscal condition even in the case of an economic downturn, as the state has substantial reserves and a balanced budget. Reflecting this, Moody's Investors Service, an independent credit rating agency, has assigned the state an Aa1 rating.(2)

PORTFOLIO NOTES

In April and May, the expectation of higher interest rates continued to hamper municipal bond prices. The Federal Reserve Board (the Fed) raised rates in an attempt to slow the robust national economy. However, later in the period, the interest-rate picture appeared to stabilize, as the Fed chose to leave interest rates steady. Their strategy gave many investors confidence that the pace of economic growth began to slow during the second quarter and inflation no longer posed such a serious threat. Municipal bonds reacted well to the news of a possible economic growth slowdown, and in fact, fixed income markets experienced positive returns year-to-date.

A lower municipal bond supply also brought some stability to the municipal market. For the first eight months of 2000, New Jersey's new issuance was down 7.0% from the same period in 1999, as the higher interest-rate environment somewhat discouraged municipalities from borrowing to finance new projects and from refunding existing debt.(4) Furthermore, this reduced supply was met with demand, as investors and bond funds received cash from June and July coupon and call payments. In this environment, Franklin New Jersey Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.99 on February 29, 2000, to $11.41 on August 31, 2000.

PORTFOLIO BREAKDOWN
Franklin New Jersey
Tax-Free Income Fund
8/31/00

                           % OF TOTAL
                           LONG-TERM
                          INVESTMENTS
                          -----------
Hospital & Health Care          20.7%

Transportation                  18.7%

Utilities                       14.1%

Housing                         12.6%

Prerefunded                     12.1%

Higher Education                 6.5%

General Obligation               5.8%

Other Revenue                    3.1%

Corporate-Backed                 2.6%

Subject to Government
Appropriation                    2.5%

Tax-Supported                    1.3%

3. Source: Standard and Poor's,Ratings Direct, 8/17/00.

4. Source: The Bond Buyer, 9/1/00.

DIVIDEND DISTRIBUTIONS*
Franklin New Jersey Tax-Free Income Fund
3/1/00 - 8/31/00

                             DIVIDEND PER SHARE
                             ------------------
MONTH           CLASS A           CLASS B           CLASS C
-----           -------           -------           -------
March           5 cents         4.49 cents        4.51 cents
April           5 cents         4.49 cents        4.51 cents
May             5 cents         4.49 cents        4.51 cents
June            5 cents         4.45 cents        4.48 cents
July            5 cents         4.45 cents        4.48 cents
August          5 cents         4.45 cents        4.48 cents
               --------        -----------       -----------
TOTAL          30 CENTS        26.82 CENTS       26.97 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

During the first quarter of 2000, we were able to purchase bonds with relatively higher yields, typically in the 6.0%-6.125% range, increasing the portfolio's income. As opportunities presented themselves, we sold bonds with higher cost bases to book tax losses, which can be carried forward to offset future gains. This strategy seeks to optimize tax efficiency in a municipal bond fund and minimize the portfolio's taxable distributions, potentially lowering shareholders' future tax liabilities. We also sold the portfolio's seasoned holdings with shorter call dates and shorter maturities. The Fund then reinvested the proceeds in bonds with longer call structures or longer maturities and higher yields. Some of the holdings we sold were Port Authority of New York and New Jersey; Plainfield Board of Education; Orange Township GO; Camden County, Municipal Utility Revenue; and New Jersey Education Facilities for Princeton University.

The Fund maintained its high quality during the six months under review, and on August 31, 2000, 77.0% of the Fund's total long-term investments were rated AA or higher. In addition, we bought issues in a number of different sectors, preserving broad portfolio diversification. Purchases during the period included East Orange Water Utility, New Jersey State Housing MFHR, New Jersey State Educational Facility Capital Improvement Fund, New Jersey State Educational Facility Revenue William Paterson College and New Jersey Health Care Robert Wood Johnson University Hospital.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 32 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 5.03%, based on an annualization of the current 5 cent ($0.0500) per share dividend and the maximum offering price of $11.92 on August 31, 2000. An investor in the maximum combined federal and New Jersey state personal income tax bracket of 43.45% would need to earn 8.89% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

Looking forward, we are optimistic about the outlook for New Jersey, its municipal bonds and Franklin New Jersey Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN NEW JERSEY
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +6.67%
Net Asset Value (NAV)                $11.41 (8/31/00)           $10.99 (2/29/00)
Change in NAV                        +$0.42
Distributions (3/1/00-8/31/00)       Dividend Income            $0.3000

CLASS B
Six-Month Total Return               +6.54%
Net Asset Value (NAV)                $11.44 (8/31/00)           $11.00 (2/29/00)
Change in NAV                        +$0.44
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2682

CLASS C
Six-Month Total Return               +6.34%
Net Asset Value (NAV)                $11.47 (8/31/00)           $11.05 (2/29/00)
Change in NAV                        +$0.42
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2697

32            Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                              INCEPTION
CLASS A                                       1-YEAR       5-YEAR   10-YEAR   (5/12/88)
Cumulative Total Return(1)                    +5.25%       +28.19%  +92.34%   +132.73%
Average Annual Total Return(2)                +0.80%        +4.19%   +6.30%     +6.69%


                                                                              INCEPTION
CLASS B                                                                       (2/1/00)
Cumulative Total Return(1)                                                      +7.32%
Aggregate Total Return(2)                                                       +3.32%


                                                                              INCEPTION
CLASS C                                                    1-YEAR   5-YEAR    (5/1/95)
Cumulative Total Return(1)                                  +4.74%  +24.81%    +30.32%
Average Annual Total Return(2)                              +2.75%   +4.32%     +4.82%

AS OF 8/31/00

SHARE CLASS                                                    A        B          C
Distribution Rate(3)                                         5.03%    4.68%      4.64%
Taxable Equivalent Distribution Rate(4)                      8.89%    8.28%      8.21%
30-Day Standardized Yield(5)                                 4.74%    4.42%      4.38%
Taxable Equivalent Yield(4)                                  8.38%    7.82%      7.75%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value for Class B) per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and New Jersey state personal income tax bracket of 43.45%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

                      FRANKLIN OREGON TAX-FREE INCOME FUND


CREDIT QUALITY BREAKDOWN*
Franklin Oregon Tax-Free Income Fund
Based on Total Long-Term Investments
8/31/00

                              [PIE CHART]

AAA -- 35.5%

AA -- 33.2%

A -- 13.9%

BBB -- 16.0%

Below Investment
Grade -- 1.4%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

Your Fund's Goal: Franklin Oregon Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Oregon state personal income taxes through a portfolio consisting primarily of Oregon municipal bonds.(1)


STATE UPDATE
[OREGON STATE GRAPHIC]
With a rejuvenated economy and a firm grip on expenses, Oregon is in sound financial condition. Rebounding sharply from the 1997 Asian crisis, which put a crimp on many of the state's principal trading partners, Oregon's economy is again experiencing strong growth led by high-technology and transportation equipment exports. After trailing the national average for the past three years, job growth is expected to be slightly higher than the nation's in fiscal years 2000 and 2001.(2)

Due to the state's efforts to limit the issuance of new debt since the early 1990s, Oregon's debt level remains in check, with overall debt per capita of $919 in May 2000. Furthermore, the state has consistently made conservative revenue projections, allowing it to complete many fiscal years with a budget surplus. This looks to be the case for the 2000 fiscal year as well. Reflecting the state's sound fiscal policies, Standard & Poor's, an independent credit rating agency, has assigned the state's general obligation debt an AA rating.(2) However, several tax-limitation measures on the November ballot, while potentially beneficial to its residents, may hinder the state's future ability to collect revenue as well as limit its revenue-raising flexibility.

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Source: Standard and Poor's, Ratings Direct, 5/24/00. This does not indicate Standard and Poor's rating of the Fund.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 102.

Going forward, Oregon appears to be well prepared with a diversifying economic base, strong revenue growth and manageable debt burden. Coupled with improving Asian economies and the ongoing strong U.S. economy, the state should continue to perform admirably.

PORTFOLIO NOTES
In April and May, the expectation of higher interest rates continued to hamper municipal bond prices. The Federal Reserve Board (the Fed) raised rates in an attempt to slow the robust national economy. However, later in the period, the interest-rate picture appeared to stabilize, as the Fed chose to leave interest rates steady. Their strategy gave many investors confidence that the pace of economic growth began to slow during the second quarter and inflation no longer posed such a serious threat. Municipal bonds reacted well to the news of a possible economic growth slowdown, and in fact, fixed income markets experienced positive returns year-to-date.

Lower municipal bond supply also brought some stability to the municipal market. For the first eight months of 2000, Oregon's new issuance was down 37.5% from the same period in 1999, as the higher interest-rate environment discouraged municipalities from borrowing to finance new projects and from refunding existing debt.(3) Furthermore, this reduced supply was met with substantial demand in the summer, as investors and bond funds received cash from large June and July coupon and call payments. In this environment, Franklin Oregon Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.81 on February 29, 2000, to $11.24 on August 31, 2000.

The rising interest-rate environment created opportunities for the Fund to sell lower-yielding securities, book tax losses and reinvest the proceeds at higher yields. Tax losses can be carried forward in the portfolio to help offset taxable capital gains in the future and potentially lower shareholders' future tax liabilities. The Fund also sought to improve its structure and call protection by selling bonds with shorter call protection and reinvesting the proceeds in current coupons with longer maturities and call protection, thus enhancing the tax-free income distributions made to shareholders.

3. Source: The Bond Buyer, 9/1/00.


PORTFOLIO BREAKDOWN
Franklin Oregon
Tax-Free Income Fund
8/31/00

                           % OF TOTAL
                            LONG-TERM
                          INVESTMENTS
                          -----------
Transportation                   16.1%

General Obligation               15.5%

Housing                          15.1%

Hospital & Health Care           14.4%

Corporate-Backed                 10.3%

Prerefunded                       8.5%

Subject to Government
Appropriation                     6.7%

Utilities                         6.1%

Higher Education                  5.2%

Tax-Supported                     2.1%

DIVIDEND DISTRIBUTIONS*
Franklin Oregon Tax-Free Income Fund
3/1/00 - 8/31/00

                    DIVIDEND PER SHARE
                    ------------------
MONTH            CLASS A           CLASS C
-----            -------           -------
March           4.84 cents       4.36 cents
April           4.84 cents       4.36 cents
May             4.84 cents       4.36 cents
June            4.86 cents       4.35 cents
July            4.86 cents       4.35 cents
August          4.86 cents       4.35 cents
               -----------      -----------
TOTAL          29.10 CENTS      26.13 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

As a result, the Fund was able to increase its Class A shares' dividend from
4.84 cents to 4.86 cents per share during the reporting period. Some holdings we sold were Oregon State Department of Administrative Services and Oregon State Housing Department - Single Family Mortgage.

As the largest municipal bond fund in Oregon with approximately $476 million in total net assets, Franklin Oregon Tax-Free Income Fund is able to use its size and Franklin's significant presence in the municipal bond market to work with issuers and underwriters to structure issues to fit the portfolio's needs. The Fund has continued to maintain its high quality, and on August 31, 2000, 68.7% of the Fund's total long-term investments were rated AA or higher. We found value in the education sector and made a number of purchases including Oregon State Health & Education - Reed College, Linn County Community School District, Clackamas County School District, and Polk Marion & Benton Counties School Districts.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 38 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.97%, based on an annualization of the current 4.86 cent ($0.0486) per share dividend and the maximum offering price of $11.74 on August 31, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Oregon state personal income tax bracket of 45.04% would need to earn 9.04% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

Looking forward, we are optimistic about the outlook for Oregon, its municipal bonds and Franklin Oregon Tax-Free Income Fund. The expected short supply of Oregon bond issuance for the remainder of the year coupled with ongoing solid investor demand should help maintain municipal bond prices for investors seeking tax-free income. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN OREGON
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Oregon state personal income tax bracket of 45.04%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +6.79%
Net Asset Value (NAV)                $11.24 (8/31/00)           $10.81 (2/29/00)
Change in NAV                        +$0.43
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2910

CLASS C
Six-Month Total Return               +6.54%
Net Asset Value (NAV)                $11.32 (8/31/00)           $10.88 (2/29/00)
Change in NAV                        +$0.44
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2613


ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                           INCEPTION
CLASS A                              1-YEAR      5-YEAR       10-YEAR      (9/1/87)
Cumulative Total Return(1)           +5.05%      +26.48%      +88.18%      +130.35%
Average Annual Total Return(2)       +0.54%      +3.90%       +6.06%       +6.23%

                                                                           INCEPTION
CLASS C                                          1-YEAR       5-YEAR       (5/1/95)
Cumulative Total Return(1)                       +4.54%       +23.27%      +28.57%
Average Annual Total Return(2)                   +2.53%       +4.06%       +4.56%


AS OF 8/31/00

SHARE CLASS                                                     A            C
Distribution Rate(3)                                          4.97%        4.56%
Taxable Equivalent Distribution Rate(4)                       9.04%        8.30%
30-Day Standardized Yield(5)                                  4.76%        4.37%
Taxable Equivalent Yield(4)                                   8.66%        7.95%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

38             Past performance does not guarantee future results.

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Pennsylvania Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Pennsylvania state personal income taxes through a portfolio consisting primarily of Pennsylvania municipal bonds.(1)

COMMONWEALTH UPDATE(2)

                                [STATE GRAPHIC]
Historically, Pennsylvania's economy has been highly correlated with the ebb and flow of the nation's. Fortunately for the commonwealth, times have been booming nationally with high technology a shining star. Employment in this sector has grown 5.3% annually in Pennsylvania, led by biotechnology and computer software. In contrast, Pennsylvania's steel industry, like the nation's, was hurt hard by inexpensive imports from Asia, Russia and Brazil due to their currency devaluations, and the industry's employment dropped 5.8% in the fourth quarter of 1999 alone.

However, Pennsylvania has not relied solely on the national economy to improve its finances. In 1992, the commonwealth acted decisively to tackle its large deficit problems by raising taxes and lowering spending. This, coupled with a strong economy that boosted revenues, has helped Pennsylvania steadily improve its financial position through fiscal year 1999, and at year-end 1999 it had a general fund surplus of $703

CREDIT QUALITY BREAKDOWN*
Franklin Pennsylvania Tax-Free
Income Fund
Based on Total Long-Term Investments
8/31/00

                                  [PIE GRAPH]

AAA -                      61.2%


AA -                        7.9%


A -                        12.3%


BBB -                      16.3%


Below Investment Grade -    2.3%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable. The Fund's shares are free from Pennsylvania personal property tax and income is free from Philadelphia School Investment Net Income Tax.

2. Source: Standard and Poor's, Ratings Direct, 1/25/00. This does not indicate Standard and Poor's rating of the Fund.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 108.

PORTFOLIO BREAKDOWN
Franklin Pennsylvania
Tax-Free Income Fund
8/31/00

                            % OF TOTAL
                             LONG-TERM
                           INVESTMENTS
Hospital & Health Care            20.7%

Utilities                         16.8%

Prerefunded                       13.3%

General Obligation                10.0%

Higher Education                  9.6%

Corporate-Backed                  9.3%

Housing                           9.0%

Transportation                    4.9%

Other Revenue                     3.5%

Tax-Supported                     1.8%

Subject to Government
Appropriation                     1.1%

million. Fiscal year 2000's budget likewise looks manageable, as spending is forecast to increase a modest 3.8% over the prior year, while containing $380 million in tax cuts. As a result, Standard & Poor's, an independent credit rating agency, has assigned the commonwealth's general obligation debt an AA rating.

Looking forward, Pennsylvania's employment growth is expected to slow substantially over the next five years. This is mainly due to the mergers and acquisitions of some of the commonwealth's largest companies, as well as a population that is expected to increase by a mere 0.1% annually through 2003. Yet, the commonwealth's future looks solid thanks to its improved fiscal condition, annual budget surpluses and low debt burden.

PORTFOLIO NOTES
In April and May, the expectation of higher interest rates continued to hamper municipal bond prices. The Federal Reserve Board (the Fed) raised rates in an attempt to slow the robust national economy. However, later in the period, the interest-rate picture appeared to stabilize, as the Fed chose to leave interest rates steady. Their strategy gave many investors confidence that the pace of economic growth began to slow during the second quarter and inflation no longer posed such a serious threat. Municipal bonds reacted well to the news of a possible economic growth slowdown, and in fact, fixed income markets experienced positive returns year-to-date.

Lower municipal bond supply also brought some stability to the municipal market. For the first eight months of 2000, Pennsylvania's new-issuance was down 58.9% from the same period in 1999, as the higher interest-rate environment discouraged municipalities from borrowing to finance new projects and from refunding existing debt. (3) Furthermore, this reduced supply was met with demand, as investors and bond funds received cash from June and July coupon and call payments. In this environment, Franklin Pennsylvania Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $9.55 on February 29, 2000, to $9.96 on August 31, 2000.

During the first quarter of 2000, we were able to purchase bonds with relatively higher yields, typically in the 6.0%-6.125% range, increasing the portfolio's income. As opportunities presented themselves, we sold bonds with higher cost bases to book tax losses, which can be carried forward to offset future gains. This strategy seeks to optimize tax efficiency in a municipal bond fund and minimize the portfolio's taxable distributions, potentially lowering shareholders' future tax liabilities. We also sold the portfolio's seasoned holdings with shorter call dates and shorter maturities. The Fund then reinvested the proceeds in bonds with longer call structures or longer maturities and higher yields. In this process, we sold Montgomery County General Obligation, Pittsburgh Urban RDA for Oliver Garage Project, Pennsylvania State Higher Educational Facilities Authority Revenue for LaSalle University and Cambria County HDA Hospital Revenue Conemaugh Valley Memorial Hospital.


3. Source: The Bond Buyer, 9/1/00.

DIVIDEND DISTRIBUTIONS*
Franklin Pennsylvania Tax-Free Income Fund
3/1/00 - 8/31/00

                             DIVIDEND PER SHARE
                 ----------------------------------------
MONTH            CLASS A          CLASS B         CLASS C
-----            -------          -------         -------
March           4.4 cents       3.96 cents      3.97 cents
April           4.4 cents       3.96 cents      3.97 cents
May             4.4 cents       3.96 cents      3.97 cents
June            4.4 cents       3.95 cents      3.95 cents
July            4.4 cents       3.95 cents      3.95 cents
August          4.4 cents       3.95 cents      3.95 cents
               ----------      -----------     -----------
TOTAL          26.4 CENTS      23.73 CENTS     23.76 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

The Fund maintained its high quality during the six months under review, and on August 31, 2000, 69.1% of the Fund's total long-term investments were rated AA or higher. In addition, we bought issues in a number of different sectors, preserving broad portfolio diversification. Purchases during the period included Carbon County IDAR Panther Creek Partner Project, Allegheny County Hospital Development Authority Revenue Health System, Allegheny County RDA Robinson Mall Project, Mercer County IDA Water Facilities Revenue and Pennsylvania State Higher Educational Facilities Authority College and University Revenues Marywood University Project.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 44 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 5.08%, based on an annualization of the current 4.4 cent ($0.044) per share dividend and the maximum offering price of $10.40 on August 31, 2000. An investor in the maximum combined federal and Pennsylvania state personal income tax bracket of 41.29% would need to earn 8.65% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

Looking forward, we are optimistic about the outlook for Pennsylvania, its municipal bonds and Franklin Pennsylvania Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN PENNSYLVANIA
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +7.18%
Net Asset Value (NAV)                $9.96 (8/31/00)            $9.55 (2/29/00)
Change in NAV                        +$0.41
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2640

CLASS B
Six-Month Total Return               +6.99%
Net Asset Value (NAV)                $9.97 (8/31/00)            $9.55 (2/29/00)
Change in NAV                        +$0.42
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2373

CLASS C
Six-Month Total Return               +6.85%
Net Asset Value (NAV)                $10.01 (8/31/00)           $9.60 (2/29/00)
Change in NAV                        +$0.41
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2376

44            Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                                INCEPTION
CLASS A                                    1-YEAR       5-YEAR      10-YEAR     (12/1/86)
Cumulative Total Return (1)                +5.24%       +27.93%     +96.95%     +138.02%
Average Annual Total Return (2)            +0.77%       +4.14%      +6.55%        +6.14%


                                                                                INCEPTION
CLASS B                                                                         (2/1/00)
Cumulative Total Return (1)                                                       +7.88%
Aggregate Total Return (2)                                                        +3.88%


                                                                                INCEPTION
CLASS C                                                 1-YEAR      5-YEAR      (5/1/95)
Cumulative Total Return (1)                             +4.65%      +24.46%      +29.73%
Average Annual Total Return (2)                         +2.62%      +4.27%        +4.73%



AS OF 8/31/00

SHARE CLASS                                               A           B           C
Distribution Rate (3)                                   5.08%       4.73%       4.68%
Taxable Equivalent Distribution Rate (4)                8.65%       8.06%       7.97%
30-Day Standardized Yield (5)                           4.90%       4.56%       4.52%
Taxable Equivalent Yield (4)                            8.35%       7.77%       7.70%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value for Class B) per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Pennsylvania state personal income tax bracket of 41.29%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.                           45

FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

CREDIT QUALITY BREAKDOWN*
Franklin Puerto Rico Tax-Free
Income Fund
Based on Total Long-Term Investments
8/31/00

[PIE CHART]

AAA - 46.8%
AA - 0.9%
A - 10.2%
BBB - 42.1%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

Your Fund's Goal: Franklin Puerto Rico Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and many states' personal income taxes through a portfolio consisting primarily of Puerto Rico municipal bonds.(1)


COMMONWEALTH UPDATE

[PUERTO RICO GRAPHIC]

Puerto Rico's economy, which depends heavily on the mainland U.S. economy, has mirrored the U.S. economic growth trend since 1991. The commonwealth's gross national product (GNP) grew 4.2% in 1999, a 26-year high. Puerto Rico continues to broaden and create job opportunities, led by the construction, trade and services sectors, which constitute more than half of the employment base. Total employment growth, although slowing, continues to be positive at 1.0% in fiscal year 1999.(2) Unemployment figures are near record lows, but still high at about 9.7% in July 2000, compared with the U.S. rate of 4.0%.(3)

The manufacturing sector remains essential to employment, income and investment in Puerto Rico. The commonwealth has countered the loss of Section 936, which gave substantial federal tax benefits to U.S. corporations operating in Puerto Rico, by developing incentives to attract and maintain companies, diversifying the economic base to other sectors such as tourism and increasing its overall economic competitiveness. Tourism still represents a small but significant segment of the economy, which benefits the transportation, communication, restaurant, entertainment and other service industries. Visitor activity is improving, several new hotels opened in the past two years, and new hotel construction is expected to continue.


1. For investors subject to the federal and state alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. Source: Standard and Poor's, Ratings Direct, 6/1/00.

3. Source: Bureau of Labor Statistics, 8/23/00.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 113.

In addition, financial performance has stabilized over the past four years, driven by favorable economic conditions, implementation of important financial reforms and more aggressive tax collection procedures leading to steady revenue growth. Overall per-capita debt is high at $2,600, compared with the $540 U.S. median, but currently appears manageable.(2)

With a developing manufacturing base, an increasingly skilled workforce, and its strategic location near the Caribbean and South American markets, Puerto Rico is on track for another year of economic expansion, with real GNP conservatively projected to grow 2.7% in 2000.(2) Reflecting this forecast, Moody's Investors Service, an independent credit rating agency, improved the commonwealth's credit outlook from stable to positive in March 2000 and affirmed its Baa1 rating.(4)

PORTFOLIO NOTES

We attempted to take advantage of higher interest rates offered during the first half of the six-month reporting period to restructure the Fund's portfolio, seeking to improve the Fund's income-producing potential and call protection. We sold lower yielding bonds at a loss and reinvested the proceeds at higher yields. Such losses can be used to offset any current or future capital gains. This strategy seeks to optimize tax efficiency in a municipal bond fund and minimize the portfolio's taxable distributions. In addition, we sold bonds with shorter call protection and bought similar coupon bonds with longer calls. Some of the bonds we sold were Guam Housing Corporation SFR, Puerto Rico Electric Power Authority Revenue and University of Puerto Rico Revenues.

The decline in interest rates during the latter part of the period resulted in generally increasing bond prices, benefiting municipal bond investors. Accordingly, Franklin Puerto Rico Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.95 per share on February 29, 2000, to $11.38 on August 31, 2000.

The majority of our purchases were higher-rated or insured securities, which improved the Fund's overall credit profile. AAA-rated securities represented 46.8% of the Fund's total long-term investments at period's end. Purchases during the period included revenue bonds from the University of Puerto Rico, Puerto Rico Electric Power Authority, Puerto Rico Commonwealth Highway and Transportation Authority, and Puerto Rico Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority Hospital.

4. Source: Moody's Investors Service, 3/10/00. This does not indicate Moody's rating of the Fund.

PORTFOLIO BREAKDOWN

Franklin Puerto Rico
Tax-Free Income Fund
8/31/00

                                                                     % OF TOTAL
                                                                      LONG-TERM
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Prerefunded                                                            19.8%

Transportation                                                         19.4%

Utilities                                                              12.5%

General Obligation                                                     10.9%

Hospital & Health Care                                                 10.6%

Tax-Supported                                                           7.7%

Higher Education                                                        7.0%

Subject to Government
Appropriation                                                           6.2%

Housing                                                                 5.4%

Corporate-Backed                                                        0.5%

DIVIDEND DISTRIBUTIONS*

Franklin Puerto Rico Tax-Free Income Fund
3/1/00 - 8/31/00

                                                    DIVIDEND PER SHARE
                                            -----------------------------------
MONTH                                        CLASS A                   CLASS C
--------------------------------------------------------------------------------
March                                       4.85 cents               4.38 cents
April                                       4.85 cents               4.38 cents
May                                         4.85 cents               4.38 cents
June                                        4.88 cents               4.37 cents
July                                        4.88 cents               4.37 cents
August                                      4.88 cents               4.37 cents
--------------------------------------------------------------------------------
TOTAL                                      29.19 CENTS              26.25 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 49 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.97%, based on an annualization of the current 4.92 cent ($0.0492) per share dividend and the maximum offering price of $11.89 on August 31, 2000. An investor in the maximum federal personal income tax bracket of 39.6% would need to earn 8.23% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

Puerto Rico's new bond issuance from January through August 2000 was $2.347 billion, up 208.7% from the same period in 1999, giving us ample opportunities for selective purchasing. (5) Going forward, the municipal bond supply for the remainder of 2000 is expected to remain stable. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current tax-free income.

5. Source: The Bond Buyer, 9/1/00.


  This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

SIX-MONTH PERFORMANCE SUMMARY AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +6.71%
Net Asset Value (NAV)                $11.38 (8/31/00)           $10.95 (2/29/00)
Change in NAV                        +$0.43

Distributions (3/1/00-8/31/00)       Dividend Income            $0.2919

CLASS C

Six-Month Total Return               +6.41%
Net Asset Value (NAV)                $11.40 (8/31/00)           $10.97 (2/29/00)
Change in NAV                        +$0.43
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2625


ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                       INCEPTION
CLASS A                                    1-YEAR    5-YEAR   10-YEAR  (4/3/85)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +4.87%    +29.91%  +93.40%  +195.58%
Average Annual Total Return(2)             +0.44%    +4.46%   +6.35%   +6.95%

                                                                      INCEPTION
CLASS C                                              1-YEAR   5-YEAR   (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                           +4.30%   +26.27%  +31.19%
Average Annual Total Return(2)                       +2.31%   +4.56%   +4.95%



AS OF 8/31/00

SHARE CLASS                                                 A               C
-------------------------------------------------------------------------------
Distribution Rate(3)                                       4.97%          4.57%
Taxable Equivalent Distribution Rate(4)                    8.23%          7.57%
30-Day Standardized Yield(5)                               4.57%          4.18%
Taxable Equivalent Yield(4)                                7.57%          6.92%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.


3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 8/31/00.


4. Taxable equivalent distribution rate and yield assume the 2000 maximum federal income tax rate of 39.6%.


5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance does not guarantee future results.                           49

MUNICIPAL BOND RATINGS


MOODY'S(R)

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default, and payment of interest and/or repayment of principal is in arrears.

FRANKLIN TAX-FREE TRUST
Financial Highlights
FRANKLIN ARIZONA TAX-FREE INCOME FUND

                                                 SIX MONTHS ENDED
                                                   AUGUST 31,                             YEAR ENDED FEBRUARY 28,
                                                     2000         ----------------------------------------------------------------
CLASS A                                           (UNAUDITED)        2000(e)         1999           1998           1997       1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........  $  10.31         $  11.38        $  11.44    $   11.24       $  11.34    $  11.11
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................       .29              .57            .59           .61            .62         .64
  Net realized and unrealized gains (losses) ..       .40            (1.02)          (.01)          .29           (.04)        .36
                                                 ---------------------------------------------------------------------------------
Total from investment operations ..............       .69             (.45)           .58           .90            .58        1.00
                                                 ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................      (.29)            (.58)          (.59)         (.61)          (.63)       (.65)
  In excess of net investment income ..........     --(d)            --(f)          --(g)          (.01)          --          --
  Net realized gains ..........................      --               (.04)          (.05)         (.08)          (.05)       (.12)
                                                 ---------------------------------------------------------------------------------
Total distributions ...........................      (.29)            (.62)          (.64)         (.70)          (.68)       (.77)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period ................  $  10.71         $  10.31          $11.38    $   11.44       $  11.24    $  11.34
                                                 =================================================================================

Total return(b) ...............................      6.78%           (4.15)%          5.17%         8.23%          5.33%       9.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............  $765,930         $756,274        861,020     $ 810,250       $752,335    $750,797

Ratios to average net assets:
  Expenses ....................................       .64%(c)          .62%           .63%          .63%           .62%        .62%
  Net investment income .......................      5.48%(c)         5.30%          5.11%         5.40%          5.59%       5.67%
Portfolio turnover rate .......................     12.19%           20.55%         14.11%        20.02%         16.57%      25.12%

CLASS B
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning of period ........    $   10.32         $   10.24
                                                 ---------------------------
Income from investment operations:
  Net investment income(a)...................          .26               .05
  Net realized and unrealized gains .........          .42               .07
                                                 ---------------------------
Total from investment operations ............          .68               .12
                                                 ---------------------------
Less distributions from net investment income         (.26)(d)          (.04)
                                                 ---------------------------
Net asset value, end of period ..............    $   10.74         $   10.32
                                                 ===========================
Total return(b)..............................         6.65%             1.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........    $   1,613         $     176

Ratios to average net assets:
  Expenses ..................................         1.20%(c)          1.18%(c)
  Net investment income .....................         4.86%(c)          5.26%(c)
Portfolio turnover rate .....................        12.19%            20.55%


(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) Includes distributions in excess of net investment income in the amount of $.003 and $.002 for Class A and Class B, respectively.

(e) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(f) Includes distributions in excess of net investment income in the amount of $.001.

(g) Includes distributions in excess of net investment income in the amount of $.002.

FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)

FRANKLIN ARIZONA TAX-FREE INCOME FUND (CONT.)

                                                   SIX MONTHS ENDED
                                                     AUGUST 31,                      YEAR ENDED FEBRUARY 28,
                                                         2000       --------------------------------------------------------------
CLASS C                                              (UNAUDITED)         2000          1999      1998          1997        1996(f)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $  10.38           $  11.45      $  11.51    $11.30      $  11.38    $  11.15
                                                   -----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................         .26                .52           .52       .56           .57         .49
  Net realized and unrealized gains (losses) ..         .40              (1.03)         (.01)      .29          (.03)        .34
                                                   -----------------------------------------------------------------------------
Total from investment operations ..............         .66               (.51)          .51       .85           .54         .83
                                                   -----------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................        (.26)(d)           (.52)(e)      (.52)(e)  (.56)         (.57)       (.48)
  Net realized gains ..........................        --                 (.04)         (.05)     (.08)         (.05)       (.12)
                                                   -----------------------------------------------------------------------------
Total distributions ...........................        (.26)              (.56)         (.57)     (.64)         (.62)       (.60)
                                                   -----------------------------------------------------------------------------
Net asset value, end of period ................    $  10.78           $  10.38      $  11.45    $11.51      $  11.30    $  11.38
                                                   =============================================================================

Total return(b)................................        6.44%             (4.65)%        4.54%     7.67%         4.89%       7.60%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $ 22,790           $ 22,671      $ 23,871   $ 14,537      $  5,486    $  1,892

Ratios to average net assets:
  Expenses ....................................        1.20%(c)           1.18%         1.19%     1.19%         1.19%       1.20%(c)
  Net investment income .......................        4.92%(c)           4.75%         4.55%     4.82%         5.01%       5.05%(c)
Portfolio turnover rate .......................       12.19%             20.55%        14.11%X    20.02%        16.57%      25.12%


(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) Includes distributions in excess of net investment income in the amount of $.002.

(e) Includes distributions in excess of net investment income in the amount of $.001.

(f) For the period May 1, 1995 (effective date) to February 29, 1996.

                       See notes to financial statements.                     53

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                       PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                    AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.4%
Arizona Capital Facilities Finance Corp. Student Housing Revenue,
    Arizona State University Project, 6.25%, 9/01/32 .............................................    $ 2,825,000    $ 2,821,073
Arizona Educational Loan Marketing Corp. Revenue,
    Senior Series, 6.375%, 9/01/05 ...............................................................     10,000,000     10,303,500
    Series B, 7.00%, 3/01/03 .....................................................................      1,000,000      1,033,810
    Series B, 7.00%, 3/01/05 .....................................................................      1,000,000      1,031,640
    Sub Series, 6.625%, 9/01/05 ..................................................................      1,000,000      1,033,480
Arizona Health Facilities Authority Hospital System Revenue,
    Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 ..................................      2,000,000      2,100,760
Arizona Health Facilities Authority Revenue, Catholic Healthcare West,
    Series A, 6.625%, 7/01/20 ....................................................................      6,390,000      6,488,214
Arizona State COP,
    FSA Insured, 6.625%, 9/01/08 .................................................................      5,000,000      5,207,400
    Refunding, Series B, AMBAC Insured, 6.25%, 9/01/10 ...........................................      5,000,000      5,259,900
Arizona State Municipal Financing Program COP,
    Dysart School, Series 22, BIG Insured, ETM, 7.875%, 8/01/05 ..................................      1,350,000      1,553,499
    Peoria School, Series 19, BIG Insured, ETM, 7.75%, 8/01/04 ...................................        500,000        559,625
    Series 20, BIG Insured, ETM, 7.625%, 8/01/06 .................................................      3,250,000      3,670,583
    Series 25, BIG Insured, 7.875%, 8/01/14 ......................................................        500,000        636,940
Arizona State Wastewater Management Authority Wastewater Treatment
    Financial Assistance Revenue,
    6.80%, 7/01/11 ...............................................................................      4,000,000      4,246,200
    Series A, AMBAC Insured, Pre-Refunded, 5.625%, 7/01/15 .......................................      1,000,000      1,073,470
Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding,
    junior subordinate, Series B-1, 6.15%, 5/01/29 ...............................................      1,000,000      1,017,670
    Senior Series A-1, 5.90%, 5/01/24 ............................................................      1,500,000      1,520,670
Casa Grande Excise Tax Revenue, FGIC Insured, 6.20%, 4/01/15 .....................................        930,000        968,502
Casa Grande IDA,
    IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 ......................................................        500,000        529,755
    PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 ......................................................      1,800,000      1,904,058
Chandler GO, FGIC Insured,
    7.00%, 7/01/12 ...............................................................................        775,000        797,630
    Pre-Refunded, 7.00%, 7/01/12 .................................................................        225,000        232,142
    Pre-Refunded, 6.80%, 7/01/13 .................................................................      1,750,000      1,911,508
    Pre-Refunded, 6.85%, 7/01/14 .................................................................      1,625,000      1,777,799
Chandler IDA, MFHR, Hacienda Apartments Project, Refunding, Series A, GNMA Secured, 6.05%, 7/20/30      4,055,000      4,124,665
Chandler Street and Highway Revenue, MBIA Insured, Pre-Refunded, 6.85%, 7/01/13 ..................      1,250,000      1,367,538
Chandler Water and Sewer Revenue, Refunding, FGIC Insured,
    7.00%, 7/01/12 ...............................................................................      6,715,000      6,911,078
    6.25%, 7/01/13 ...............................................................................      2,165,000      2,250,128
Coconino County PCR,
    Arizona Public Service Co., Refunding, Series A, MBIA Insured, 5.875%, 8/15/28 ...............      5,275,000      5,359,347
    Nevada Power Co., 6.375%, 10/01/36 ...........................................................      4,000,000      3,957,960
    Nevada Power Co., Refunding, Series E, 5.35%, 10/01/22 .......................................      7,265,000      6,347,721
    Nevada Power Co., Series B, 5.80%, 11/01/32 ..................................................      6,500,000      5,898,490
Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%, 7/20/41 ..      2,265,000      2,325,476
Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 .................................        755,000        769,232
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 .........................................     45,900,000     36,828,783
Gilbert ID No. 11, FGIC Insured, 7.60%, 1/01/05 ..................................................      1,500,000      1,530,360
Gilbert Water and Sewer Revenue, Refunding, FGIC Insured, 6.50%,
    7/01/12 ......................................................................................      1,500,000      1,600,410
    7/01/22 ......................................................................................      3,250,000      3,417,603
Glendale IDA,
    Educational Facilities Revenue, American Graduate School International, Connie Lee Insured,
    Pre-Refunded, 7.00%, 7/01/14 .................................................................      1,000,000      1,118,910
    Educational Facilities Revenue, American Graduate School International, Connie Lee Insured,
    Pre-Refunded, 7.125%, 7/01/20 ................................................................      1,250,000      1,405,350
    Educational Facilities Revenue, American Graduate School International, Refunding, Connie Lee
    Insured, 5.875%, 7/01/15 .....................................................................      2,200,000      2,281,598
    Midwestern University, Series A, 5.375%, 5/15/28 .............................................     15,000,000     13,721,250
    Midwestern University, Series A, Connie Lee Insured, 6.00%, 5/15/16 ..........................        455,000        475,448
    Midwestern University, Series A, Connie Lee Insured, 6.00%, 5/15/26 ..........................        340,000        349,013
    Midwestern University, Series A, Pre-Refunded, 6.00%, 5/15/16 ................................      1,485,000      1,620,269
    Midwestern University, Series A, Pre-Refunded, 6.00%, 5/15/26 ................................      1,660,000      1,811,209

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                      AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Guam Power Authority Revenue, Series A, Pre-Refunded, 6.30%,
    10/01/12 .......................................................................................    $ 3,630,000    $ 3,847,546
    10/01/22 .......................................................................................      4,000,000      4,247,960
Lake Havasu City Wastewater COP, FGIC Insured, 7.00%, 6/01/05 ......................................      2,700,000      2,779,974
Maricopa County COP, 6.00%, 6/01/04 ................................................................      8,000,000      8,271,680
Maricopa County GO,
    School District No. 4, Mesa Unified, FGIC Insured, Pre-Refunded, 5.65%, 7/01/11 ................        500,000        534,500
    School District No. 8, Osborn, Refunding, Series A, FGIC Insured, 5.875%, 7/01/14 ..............      3,500,000      3,660,930
    School District No. 11, Peoria Unified, Refunding, AMBAC Insured, 6.10%, 7/01/10 ...............      6,300,000      6,655,068
    School District No. 11, Peoria Unified, Refunding, MBIA Insured, 7.00%, 7/01/10 ................      2,800,000      2,884,504
    School District No. 28, Kyrene Elementary, Series B, FGIC Insured, 6.00%, 7/01/14 ..............      2,000,000      2,061,580
    School District No. 98, Fountain Hills Unified, FGIC Insured, 6.625%, 7/01/10 ..................        475,000        488,115
    School District No. 98, Fountain Hills Unified, FGIC Insured, Pre-Refunded, 6.625%, 7/01/10 ....        825,000        848,727
    UHSD No. 210, Series A, Pre-Refunded, 5.70%, 7/01/15 ...........................................        500,000        531,525
    USD No. 41, Gilbert, 6.25%, 7/01/15 ............................................................      2,000,000      2,086,360
    USD No. 65, Littleton School Improvement, Series B, FGIC Insured, 6.40%, 7/01/14 ...............      1,175,000      1,231,447
    USD No. 69, Paradise Valley, Series A, Pre-Refunded, 7.10%, 7/01/05 ............................      1,000,000      1,097,590
    USD No. 80, Chandler, FGIC Insured, Pre-Refunded, 6.00%, 7/01/13 ...............................      1,600,000      1,721,504
Maricopa County Hospital Revenue, Sun Health Corp.,
    5.30%, 4/01/29 .................................................................................     15,595,000     12,539,472
    Refunding, 5.80%, 4/01/08 ......................................................................      3,870,000      3,851,114
    Refunding, 5.90%, 4/01/09 ......................................................................      2,120,000      2,108,637
    Refunding, 6.125%, 4/01/18 .....................................................................     15,650,000     15,103,033
Maricopa County IDA,
    Health Facilities Revenue, Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16     13,100,000     11,229,320
    Health Facilities Revenue, Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/21     17,600,000     14,410,704
    Hospital Facility Revenue, FSA Insured, 7.50%, 12/01/13 ........................................      1,445,000      1,483,249
    Hospital Facility Revenue, FSA Insured, Pre-Refunded, 7.50%, 12/01/13 ..........................      1,305,000      1,340,600
    Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ...............................     20,475,000     18,997,319
    Hospital Facility Revenue, Samaritan Health Services, Refunding, Series A, MBIA Insured, ETM,
      7.00%, 12/01/13 ..............................................................................      1,890,000      2,236,210
    Hospital Facility Revenue, Samaritan Health Services, Refunding, Series A, MBIA Insured, ETM,
      7.00%, 12/01/16 ..............................................................................     17,800,000     18,248,916
    IDR, Citizens Utilities Co. Project, 6.20%, 5/01/30 ............................................      5,000,000      5,045,650
    MFHR, Arborwood Apartments Project, Series A, MBIA Insured, 5.05%, 10/01/29 ....................      1,750,000      1,576,960
    MFHR, Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%, 6/01/26 .................      2,105,000      2,141,353
    MFHR, Stanford Court Apartments Project, Series A, MBIA Insured, 5.30%, 7/01/28 ................      1,235,000      1,168,014
    Water System Revenue, Improvement, Chaparral Water Co., Series A, AMBAC Insured, 5.40%, 12/01/22      1,000,000        975,890
Maricopa County IDAR, SFMR, GNMA Secured, 8.00%, 9/01/09 ...........................................        155,000        156,108
    Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
    5.75%, 1/01/25 .................................................................................     40,000,000     40,555,600
    5.625%, 1/01/29 ................................................................................      4,000,000      4,029,240
Mohave County Hospital District No. 1 GO, Kingman Regional Medical Center Project, FGIC Insured,
    6.50%, 6/01/15 .................................................................................      1,500,000      1,543,785
Mohave County IDA,
    Health Care Revenue, Refunding, GNMA Secured, 6.375%, 11/01/31 .................................      1,585,000      1,647,259
    Hospital Systems Revenue, Baptist Hospital, MBIA Insured, 5.50%, 9/01/21 .......................      1,500,000      1,602,555
    Hospital Systems Revenue, Baptist Hospital, MBIA Insured, 5.75%, 9/01/26 .......................      4,675,000      5,055,405
    IDR, Citizens Utilities Co. Project, 6.60%, 5/01/29 ............................................      4,100,000      4,265,517
    IDR, Citizens Utilities Co. Project, Series A, 7.15%, 2/01/26 ..................................     10,000,000     10,084,000
    IDR, Citizens Utilities Co. Project, Series B, 7.15%, 2/01/26 ..................................      5,000,000      5,042,000
Navajo County PCR, Arizona Public Service Co., Series A, Refunding, 5.875%, 8/15/28 ................     54,500,000     53,725,010
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, Refunding, MBIA Insured,
    7.20%, 6/01/08 .................................................................................      6,350,000      6,543,421
Northern Arizona University System Revenue, Refunding, FGIC Insured, 6.40%, 6/01/07 ................      2,750,000      2,871,413
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.85%, 3/15/28 ....      8,690,000      8,625,955
Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured, 5.75%, 7/01/17 ..        500,000        512,980
Peoria Municipal Development Authority Water and Sewer Revenue, Refunding, FGIC Insured, 6.625%,
    7/01/06 ........................................................................................        240,000        243,938
Phoenix Airport Revenue,
    Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ..............................................        700,000        747,733
    Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ..............................................      1,680,000      1,794,274
    Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ..............................................      1,785,000      1,902,239

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)

Phoenix Airport Revenue, (cont.)
    Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ........................    $   570,000    $   606,412
    Series D, MBIA Insured, 6.30%, 7/01/10 ...................................      1,800,000      1,922,436
    Series D, MBIA Insured, 6.40%, 7/01/11 ...................................      3,825,000      4,076,226
    Series D, MBIA Insured, 6.40%, 7/01/12 ...................................        820,000        872,382
Phoenix Civic Improvement Corp. Excise Tax Revenue,
    Adams Street Garage Project, senior lien, Series B, 5.30%, 7/01/20 .......        690,000        676,676
    Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 .......      2,985,000      2,902,524
    Adams Street Garage Project, senior lien, Series B, 5.375%, 7/01/29 ......      4,730,000      4,578,262
    Municipal Courthouse Project, senior lien, Series A, 5.25%, 7/01/20 ......      4,075,000      3,962,204
    Municipal Courthouse Project, senior lien, Series A, 5.25%, 7/01/24 ......      3,860,000      3,692,939
    Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 .....     18,310,000     17,722,615
Phoenix Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, MBIA
    Insured, Pre-Refunded, 6.90%, 7/01/21 ....................................      1,000,000      1,104,240
Phoenix Civic Improvement Corp. Wastewater System Revenue,
    junior lien, FGIC Insured, 6.00%, 7/01/19 ................................      3,000,000      3,168,450
    7/01/20 ..................................................................      3,670,000      3,851,408
    7/01/24 ..................................................................     19,840,000     20,704,826
Phoenix Civic Improvement Corp. Water System Revenue,
    junior lien, MBIA Insured, 5.375%, 7/01/22 ...............................      8,130,000      8,062,277
    Pre-Refunded, 5.95%, 7/01/15 .............................................      1,090,000      1,171,205
    Pre-Refunded, 5.95%, 7/01/16 .............................................      3,665,000      3,938,043
    Pre-Refunded, 6.00%, 7/01/19 .............................................      3,000,000      3,231,120
    Phoenix Civic Plaza Building Corp., 6.00%, 7/01/14 .......................      4,300,000      4,507,819
    Phoenix GO,
    5.25%, 7/01/22 ...........................................................      5,420,000      5,275,449
    5.375%, 7/01/25 ..........................................................      3,625,000      3,554,131
    Refunding, 6.375%, 7/01/13 ...............................................      5,000,000      5,219,800
Phoenix HFC, Mortgage Revenue,
    Project A, Refunding, MBIA Insured, 6.50%, 7/01/24 .......................      2,750,000      2,812,013
    Section 8 Project, Refunding, Series A, MBIA Insured, 6.90%, 1/01/23 .....      1,750,000      1,798,300
    Section 8 Project, Refunding, Series A, MBIA Insured, 7.25%, 1/01/23 .....      2,260,000      2,310,308
Phoenix IDA,
    Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%, 12/01/16      3,500,000      3,605,805
    SFMR, FNMA Insured, 6.30%, 12/01/12 ......................................        605,000        636,738
    SFMR, Statewide, Series C, GNMA Secured, 5.30%, 4/01/20 ..................      2,000,000      1,915,380
Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.3%,
    6/01/09 ..................................................................      1,500,000      1,587,375
Phoenix Street and Highway Revenue,
    ETM, 6.80%, 7/01/03 ......................................................      1,000,000      1,064,540
    Refunding, 6.60%, 7/01/07 ................................................      5,000,000      5,259,750
Pima County IDA,
    Health Care Corp. Revenue, Carondelet St. Joseph's and St. Mary's
      Hospital, BIG Insured, 8.00%, 7/01/13 ..................................         65,000         65,245
    Health Care Corp. Revenue, Carondelet St. Joseph's and St. Mary's
      Hospital, MBIA Insured, 6.75%, 7/01/10 .................................      2,250,000      2,333,295
    MFR, Series A, FNMA Insured, 6.00%, 12/01/21 .............................      2,720,000      2,799,750
    SFMR, GNMA Secured, 6.40%, 11/01/09 ......................................        760,000        799,923
    SFMR, GNMA Secured, 8.125%, 9/01/20 ......................................        715,000        722,150
    SFMR, GNMA Secured, 6.75%, 11/01/27 ......................................      3,425,000      3,567,857
    SFMR, Refunding, Series A, 7.625%, 2/01/12 ...............................      2,155,000      2,205,535
    SFMR, Refunding, Series A, 6.50%, 2/01/17 ................................        590,000        615,901
Pima County IDAR,
    MFHR, Housing Ria Nova and Villa Projects, GNMA Secured, 5.20%, 12/20/31 .      2,370,000      2,194,478
    Refunding, Series A, MBIA Insured, 5.625%, 4/01/14 .......................      2,250,000      2,315,363
Pima County Sewer Revenue, Refunding, FGIC Insured, 6.75%, 7/01/15 ...........      1,410,000      1,446,195
Pinal County USD, No. 43, Apache Junction Improvement,
    FGIC Insured, 7.15%, 7/01/05 .............................................        355,000        359,935
    Refunding, Series A, FGIC Insured, 5.85%, 7/01/15 ........................      2,500,000      2,602,875
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA
    Insured, Pre-Refunded, 9.00%, 7/01/09 ....................................         75,000         87,008
Puerto Rico Commonwealth GO, Pre-Refunded, 6.50%, 7/01/23 ....................      4,850,000      5,323,215

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                               AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
    Series A, 5.00%, 7/01/38 ................................................    $  2,000,000    $  1,820,800
    Series B, 6.00%, 7/01/39 ................................................      19,600,000      20,634,488
    Series Y, 5.00%, 7/01/36 ................................................       9,000,000       8,364,510
Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue,
    Series A,
    7.75%, 7/01/08 ..........................................................       1,550,000       1,555,844
    7.50%, 7/01/09 ..........................................................         335,000         336,263
    5.00%, 7/01/28 ..........................................................      10,000,000       9,385,700
Puerto Rico Electric Power Authority Power Revenue,
    Series HH, FSA Insured, 5.375%, 7/01/30 .................................       5,000,000       4,915,700
    Series X, 5.50%, 7/01/25 ................................................       2,250,000       2,225,768
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA
    Secured, 7.65%, 10/15/22 ................................................         145,000         148,012
Puerto Rico HFC Revenue,
    MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ..............................       1,145,000       1,168,931
    Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ..          40,000          46,996
Puerto Rico Industrial Tourist Educational Medical and
    Environmental Control Facilities Financing Authority Hospital Revenue,
    Dr. Pila Hospital, Refunding, 5.875%, 8/01/12 ...........................       5,225,000       5,351,027
    Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24       1,950,000       2,047,130
Puerto Rico Industrial Tourist Educational Medical and Environmental
    Control Facilities Revenue, San Lucas and Cristo Project,
    Refunding, Series A, 5.75%, 6/01/29 .....................................       2,000,000       1,707,780
Salt River Project Agricultural Improvement and Power District Electric
    System Revenue, Refunding, Series A, 5.75%, 1/01/13 .....................       2,435,000       2,511,629
    Series A, 6.00%, 1/01/31 ................................................       3,600,000       3,604,860
    Series A, MBIA Insured, 6.00%, 1/01/31 ..................................       1,845,000       1,847,841
    Series C, 6.20%, 1/01/12 ................................................       5,925,000       6,153,823
    Series C, 6.25%, 1/01/19 ................................................       9,975,000      10,292,703
    Series D, 6.25%, 1/01/27 ................................................       4,890,000       5,023,252
Santa Cruz County IDAR, Citizens Utilities Co. Project, 6.60%, 5/01/29 ......       8,000,000       8,322,960
Scottsdale GO,
    5.50%, 7/01/22 ..........................................................       3,000,000       3,008,070
    5.00%, 7/01/24 ..........................................................       8,225,000       7,589,700
Scottsdale IDA Hospital Revenue, Scottsdale Memorial Hospital,
    Refunding, Series A, AMBAC Insured, 5.70%, 9/01/15 ......................       1,250,000       1,264,662
Sedona Sewer Sales Tax Revenue, Refunding,
    6.75%, 7/01/07 ..........................................................       3,800,000       4,075,145
    7.00%, 7/01/12 ..........................................................       5,000,000       5,325,500
Surprise Municipal Property Corp. Excise Tax Revenue,
    FGIC Insured, 5.70% 7/01/20 .............................................       6,500,000       6,663,020
Tucson Airport Authority Revenue,
    Series A, MBIA Insured, 6.875%, 6/01/20 .................................       1,090,000       1,121,827
    Series B, MBIA Insured, 7.125%, 6/01/15 .................................       1,175,000       1,221,460
    Series B, MBIA Insured, 7.25%, 6/01/20 ..................................       1,125,000       1,169,504
Tucson IDA, MFR, La Entrada, Refunding, 7.40%, 7/01/26 ......................       1,780,000       1,849,116
Tucson Water Revenue System, Series D, FGIC Insured, 5.25%, 7/01/23 .........       2,000,000       1,947,960
University of Arizona System Revenue, Pre-Refunded,
    6.25%, 6/01/11 ..........................................................       1,000,000       1,078,570
    6.35%, 6/01/14 ..........................................................       1,300,000       1,406,573
University of Arizona University Revenues, Arizona Board of Regents
    System, Series A, FGIC Insured, 5.80%, 6/01/24 ..........................       2,000,000       2,034,120
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding Series A,
    5.50%, 10/01/13 .........................................................       2,500,000       2,492,974
    10/01/22 ................................................................       3,750,000       3,509,062
Virgin Islands Water and Power Authority Electric System Revenue, Refunding,
    5.30%, 7/01/18 ..........................................................       2,475,000       2,397,185
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
    5.50%, 7/01/17 ..........................................................       1,500,000       1,402,680
Yavapai County IDA, IDR, Citizens Utilities Co. Project, 5.45%, 6/01/33 .....       6,000,000       5,643,000
Yuma IDA, Hospital Revenue, Regency Apartments, Refunding, Series A, GNMA
    Secured, 5.50%, 12/20/32 ................................................       2,000,000       1,938,200
                                                                                                  -----------
TOTAL LONG TERM INVESTMENTS (COST $778,298,913) .............................                     777,341,272
                                                                                                  -----------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                              PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                           AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------
(a)  SHORT TERM INVESTMENTS .5%

Maricopa County Pollution Control Corp. PCR, Public Service Co.,
    Refunding, Series B, Daily VRDN and Put, 4.10%, 5/01/29 .............    $  1,000,000    $  1,000,000
Maricopa County Pollution Control Corp. PCR, Southern California
    Edison Co., Series A, Daily VRDN and Put, 4.05%, 6/01/35 ............         400,000         400,000
Pinal County IDA, PCR, Magma-Copper Co., Newmont Mining Corp.,
    Daily VRDN and Put, 3.30%, 12/01/09 .................................       1,100,000       1,100,000
University of Arizona COP, Student Union Bookstore Project, Series B,
    AMBAC Insured, Weekly VRDN and Put, 4.20%, 6/01/24 ..................       1,500,000       1,500,000
                                                                                             ------------
TOTAL SHORT TERM INVESTMENTS (COST $4,000,000) ..........................                       4,000,000
                                                                                             ------------
TOTAL INVESTMENTS (COST $782,298,913) 98.9% .............................                     781,341,272
                                                                                             ------------
OTHER ASSETS, LESS LIABILITIES 1.1% .....................................                       8,991,556
                                                                                             ------------
NET ASSETS 100.0% .......................................................                    $790,332,828
                                                                                             ============


See glossary of terms on page 115.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

58                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN COLORADO TAX-FREE INCOME FUND


                                                  SIX MONTHS ENDED
                                                  AUGUST 31,                          YEAR ENDED FEBRUARY 28,
                                                     2000          ---------------------------------------------------------------
CLASS A                                           (UNAUDITED)          2000          1999         1998        1997         1996(f)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $  10.90       $  12.05      $  12.11      $  11.80    $  11.84     $  11.38
                                                    ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................          .30            .59           .60           .63         .66          .67
  Net realized and unrealized gains (losses) ..          .45          (1.13)          .02           .39        (.04)         .45
                                                    ----------------------------------------------------------------------------
Total from investment operations ..............          .75           (.54)          .62          1.02         .62         1.12
                                                    ----------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................         (.30)(d)       (.60)(e)      (.60)         (.64)       (.66)        (.66)
  Net realized gains ..........................         --             (.01)         (.08)         (.07)       --           --
                                                    ----------------------------------------------------------------------------
Total distributions ...........................         (.30)          (.61)         (.68)         (.71)       (.66)        (.66)
                                                    ----------------------------------------------------------------------------
Net asset value, end of period ................     $  11.35       $  10.90      $  12.05      $  12.11    $  11.80     $  11.84
                                                    ============================================================================
Total return(b) ...............................         6.97%         (4.57)%        5.24%         8.86%       5.44%       10.12%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $271,630       $264,563      $301,381      $266,599    $236,609     $215,609
Ratios to average net assets:
  Expenses ....................................          .71%(c)        .70%          .70%          .71%        .71%         .71%
  Net investment income .......................         5.36%(c)       5.18%         4.93%         5.28%       5.59%        5.73%
Portfolio turnover rate .......................        26.48%         29.30%        12.60%        22.97%      14.13%       17.58%


CLASS C
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $  10.96       $  12.11      $  12.17      $  11.84    $  11.87     $  11.40
                                                    ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................          .27            .53           .54           .57         .59          .50
  Net realized and unrealized gains (losses) ..          .45          (1.14)          .02           .40        (.02)         .46
                                                    ----------------------------------------------------------------------------
Total from investment operations ..............          .72           (.61)          .56           .97         .57          .96
                                                    ----------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................         (.27)(d)       (.53)(e)      (.54)         (.57)       (.60)        (.49)
  Net realized gains ..........................         --             (.01)         (.08)         (.07)       --           --
                                                    ----------------------------------------------------------------------------
Total distributions ...........................         (.27)          (.54)         (.62)         (.64)       (.60)        (.49)
                                                    ----------------------------------------------------------------------------
Net asset value, end of period ................     $  11.41       $  10.96      $  12.11      $  12.17    $  11.84     $  11.87
                                                    ============================================================================
Total return(b) ...............................         6.64%         (5.08)%        4.63%         8.39%       4.93%        8.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $ 22,273       $ 20,564      $ 21,899      $ 10,855    $  5,654     $  1,656
Ratios to average net assets:
  Expenses ....................................         1.26%(c)       1.25%         1.26%         1.27%       1.28%        1.29%(c)
  Net investment income .......................         4.80%(c)       4.63%         4.38%         4.72%       4.99%        5.12%(c)
Portfolio turnover rate .......................        26.48%         29.30%        12.60%        22.97%      14.13%       17.58%


(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) Includes distributions in excess of net investment income in the amount of $.002.

(e) Includes distributions in excess of net investment income in the amount of $.006 and $.005 for Class A and Class C, respectively.

(f) For the period May 1, 1995 (effective date) to February 29, 1996 for Class
C.

                       See notes to financial statements.                    59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                  PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                            AMOUNT         VALUE
----------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.3%
(b) Arapahoe County Building Finance Corp. COP, AMBAC Insured, 5.25%, 2/15/21....  $ 8,995,000  $ 8,720,653
    Arapahoe County Capital Improvement Transportation Fund Highway Revenue,
      Vehicle Registration, Series A, MBIA Insured, 6.15%, 8/31/26 ..............    8,000,000    8,316,640
    Arapahoe County COP, Refunding, FSA Insured, 6.625%, 12/01/16 ...............      805,000      839,655
    Arapahoe County MFR, Housing Development Reserve, South Creek
      Project, Series A, FSA Insured, 6.45%, 6/01/32 ............................    3,120,000    3,268,918
    Arvada IDR, Wanco Inc. Project,
      5.25%, 12/01/07 ...........................................................      100,000      100,111
      5.80%, 12/01/17 ...........................................................      480,000      474,802
    Arvada MFHR, Springwood Community Project, Refunding, 6.35%, 8/20/16 ........    1,000,000    1,035,090
    Aurora COP, Refunding, 6.25%, 12/01/09 ......................................    2,850,000    3,016,298
    Bayfield School District No. 10, MBIA Insured, Pre-Refunded,
      6.65%, 6/01/15 ............................................................    1,000,000    1,092,040
    Boulder County Hospital Revenue, Longmont United Hospital Project,
      5.50%, 12/01/12 ...........................................................    1,000,000      930,730
      5.80%, 12/01/13 ...........................................................    2,000,000    1,908,540
      5.60%, 12/01/17 ...........................................................    3,385,000    3,017,592
      5.875%, 12/01/20 ..........................................................    1,285,000    1,166,240
      Pre-Refunded, 8.20%, 12/01/20 .............................................    3,000,000    3,055,890
    Boulder County MFHR, Cloverbasin Village II Apartments, Series A,
      FSA Insured,
        6.10%, 10/01/24 .........................................................    1,280,000    1,306,726
        6.15%, 10/01/31 .........................................................    2,830,000    2,902,957
    Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 ..............................    2,000,000    2,071,460
    Broomfield Water Activity Enterprise Water Revenue, Water
      Utility Improvements, MBIA Insured, 5.50%, 12/01/20 .......................    1,250,000    1,253,200
    Colorado Health Facilities Authority Revenue,
      Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 ..........    1,615,000    1,632,248
      Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ....................    1,800,000    1,559,034
      Community Provider Pooled Loan Program, FSA Insured, 6.75%, 7/15/17 .......      954,000      987,295
      Community Provider Pooled Loan Program, Series A, FSA Insured,
        7.25%, 7/15/17 ..........................................................    6,570,000    6,832,209
      Covenant Retirement Communities, 6.75%, 12/01/15 ..........................    1,750,000    1,821,750
      Covenant Retirement Communities, 6.75%, 12/01/25 ..........................    4,950,000    5,077,215
      Hospital Improvement, NCMC Inc. Project,  FSA Insured,
        5.75%, 5/15/24 ..........................................................    5,000,000    5,036,450
      Kaiser Permanente, Series A, 5.35%, 11/01/16 ..............................    8,000,000    7,470,960
      Mercy Medical Center Durango, 6.20%, 11/15/15 .............................    1,250,000    1,278,025
      National Benevolent Association, Refunding, Series A, 5.20%, 1/01/18 ......      700,000      565,425
      National Benevolent Association, Refunding, Series A, 5.25%, 1/01/27 ......    1,180,000      908,989
      National Benevolent Association, Series B, 5.25%, 2/01/18 .................      750,000      634,253
      National Benevolent Association, Series B, 5.25%, 2/01/28 .................    2,500,000    2,012,825
      National Benevolent Association, Series C, 7.00%, 3/01/24 .................    1,185,000    1,200,772
      National Benevolent Association, Series C, 7.125%, 3/01/30 ................    1,295,000    1,319,372
      Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 ....................      335,000      339,087
      Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 ...................      885,000      894,452
      Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ......................    1,660,000    1,405,837
      Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ......................    1,615,000    1,321,861
      PSL Health System Project, Series B, Pre-Refunded, 8.50%, 2/15/21 .........    1,000,000    1,037,650
    Colorado HFA,
      GO, Series A, 7.50%, 5/01/29 ..............................................      785,000      785,000
      MF, Series A, 6.80%, 8/01/14 ..............................................    3,030,000    3,216,406
      MF, Series A, 6.85%, 8/01/24 ..............................................    5,650,000    6,002,673
      MF, Series A, 6.875%, 8/01/30 .............................................    1,250,000    1,328,588
      MF, Series A-2, 6.00%, 10/01/28 ...........................................    1,000,000    1,013,310
      MF, Series A-2, FHA Insured, 5.45%, 10/01/29 ..............................    1,000,000      966,030
      SF Program, Refunding, Series A-2, MBIA Insured, 5.625%, 11/01/23 .........    2,500,000    2,502,225
      SF Program, Series A-2, 7.70%, 2/01/23 ....................................      170,000      174,005
    Colorado HFAR, MFH Insured Mortgage Project,
      Series C-3, 6.05%, 10/01/32 ...............................................    1,535,000    1,565,055
    Colorado Public Highway Authority Revenue, Highway E-470,
      Refunding, Series A, MBIA Insured, 5.00%, 9/01/26 .........................    8,870,000    8,145,765
      Senior Series A, MBIA Insured, 5.75%, 9/01/35 .............................    9,000,000    9,116,640
      Series A, MBIA Insured, 5.75%, 9/01/29 ....................................    4,575,000    4,654,285
    Colorado Springs Hospital Revenue, Refunding, 6.375%, 12/15/30 ..............    7,500,000    7,544,025
    Colorado Springs Utilities Revenue, Refunding and
      Improvement, Series A, 5.375%, 11/15/26 ...................................   16,920,000   16,353,686

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                              AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Colorado State Board of Community Colleges and Occupational
    Education Revenue, Red Rocks Community College Project,
    AMBAC Insured, Pre-Refunded, 6.00%, 11/01/19 ..........................      $ 1,090,000      $ 1,165,929
Colorado Water Resource and Power Development
    Authority Clean Water Revenue, Series A,
    6.15%, 9/01/11 ........................................................        1,765,000        1,844,813
    6.30%, 9/01/14 ........................................................        1,000,000        1,043,380
Colorado Water Resource and Power Development
    Authority Small Water Resource Revenue, Series A, FGIC Insured,
    6.70%, 11/01/12 .......................................................          750,000          783,750
    5.80%, 11/01/20 .......................................................        2,000,000        2,058,580
Denver City and County Airport Revenue,
    Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 ....................        2,000,000        1,912,060
    Series A, 7.50%, 11/15/23 .............................................        3,315,000        3,563,559
    Series A, MBIA Insured, 5.60%, 11/15/20 ...............................        1,000,000        1,007,560
    Series A, Pre-Refunded, 7.50%, 11/15/12 ...............................        3,000,000        3,249,180
    Series A, Pre-Refunded, 7.50%, 11/15/23 ...............................          685,000          771,488
    Series A, Pre-Refunded, 8.50%, 11/15/23 ...............................        4,000,000        4,108,716
    Series D, 7.75%, 11/15/13 .............................................        1,000,000        1,187,140
Denver City and County COP, Series B, AMBAC Insured,
    5.50%, 12/01/25 .......................................................       14,000,000       13,866,720
Denver City and County IDR, University of Denver
    Project, 7.50%, 3/01/11 ...............................................        1,880,000        1,937,960
Denver City and County MFHR, The Boston Lofts
    Project, Series A, FHA Insured, 5.75%, 10/01/27 .......................        1,500,000        1,479,675
Denver City and County Revenue, Children's Hospital
    Association Project, FGIC Insured, 6.00%, 10/01/15 ....................        3,150,000        3,239,712
Denver City and County Special Facilities
    Airport Revenue, United Airlines Inc. Project,
    Series A,  6.875%, 10/01/32 ...........................................        2,000,000        2,008,640
Donala Water and Sanitary District GO, Improvement, Series B,
    Pre-Refunded, 6.50%, 12/01/14 .........................................          995,000        1,039,875
Douglas County MFR, Housing Mortgage, Parker Hilltop
    Project, FHA Insured, 5.45%, 8/01/28 ..................................        2,000,000        1,908,980
Douglas County School District No. 1 GO, Douglas and
    Elbert Counties, Improvement, Series A, MBIA Insured,
    6.50%, 12/15/16 .......................................................          230,000          243,607
    Pre-Refunded, 6.50%, 12/15/16 .........................................        2,000,000        2,175,220
El Paso County School District No. 38 GO, 6.00%, 12/01/24 .................        1,500,000        1,562,730
Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 ...        5,325,000        5,400,668
Frisco Fire Protection District, Refunding and Improvement, 7.20%, 12/01/05           30,000           30,000
    Garfield County Building Corp. COP, AMBAC Insured, 5.75%,
    12/01/19 ..............................................................        1,500,000        1,543,110
    12/01/24 ..............................................................        1,000,000        1,019,270
Greeley MFR, Housing Mortgage, Creek Stone Project,
    FHA Insured, 5.95%, 7/01/28 ...........................................        1,000,000        1,005,350
Guam Airport Authority Revenue,
    Refunding, Series A, 6.375%, 10/01/10 .................................          400,000          423,384
    Series A, 6.50%, 10/01/23 .............................................          800,000          845,360
Guam Power Authority Revenue, Series A, Pre-Refunded,
    6.375%, 10/01/08 ......................................................        1,000,000        1,061,410
Jefferson County District Wide Sales Tax Revenue,
    Local ID, MBIA Insured, 6.30%, 6/01/22 ................................        7,450,000        7,577,693
Jefferson County SFMR, Refunding, Series A,
    MBIA Insured, 8.875%, 10/01/13 ........................................          150,000          155,379
La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
    5.75%, 4/01/14 ........................................................        2,090,000        1,853,328
    6.00%, 4/01/19 ........................................................        1,000,000          856,240
    6.10%, 4/01/24 ........................................................        1,000,000          843,290
Lakewood MFHR Mortgage, FHA Insured Mortgage,
    6.65%, 10/01/25 .......................................................        1,235,000        1,295,107
    6.70%, 10/01/36 .......................................................        3,025,000        3,177,309
Larimer County Sales and Use Tax Revenue, AMBAC Insured,
    5.625%, 12/15/18 ......................................................        3,045,000        3,098,196
Las Animas County School District No. 1, Refunding,
    6.15%, 12/01/08 .......................................................        1,000,000        1,059,090
    6.20%, 12/01/10 .......................................................          935,000          992,820
Logan County SFMR, Refunding, Series A, 8.50%, 11/01/11 ...................          105,000          109,347
Montrose County COP, 6.35%, 6/15/06 .......................................        1,850,000        1,948,827
Mountain College Residence Hall Revenue Authority, MBIA
    Insured, 5.75%, 6/01/23 ...............................................        2,000,000        2,028,760
Post-secondary Educational Facilities Authority Revenue,
    Auraria Foundation Project, FSA Insured, 6.00%, 9/01/15 ...............        1,000,000        1,036,950
Pueblo Board Waterworks Water Revenue, Improvement,
    Series A, FSA Insured, 6.00%, 11/01/21 ................................        4,300,000        4,594,421
Pueblo County, MBIA Insured, 6.00%, 6/01/16 ...............................        4,395,000        4,567,064
Pueblo County COP, Public Parking, 6.90%, 7/01/15 .........................          480,000          487,973

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                              PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                          AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)

Pueblo County School District No. 70 GO, Pueblo Rural,
    AMBAC Insured, Pre-Refunded, 6.40%, 12/01/14 .....................      $   1,000,000       $   1,074,850
    FGIC Insured, 6.00%, 12/01/19 ....................................          3,995,000           4,187,839
Pueblo Urban Renewal Authority Tax Increment Revenue, Refunding,
    AMBAC Insured, 6.10%, 12/01/15 ...................................          1,000,000           1,035,650
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue,
    Series A, FSA Insured, Pre-Refunded, 9.00%, 7/01/09 ..............             55,000              63,806
Puerto Rico Industrial Tourist Educational Medical
    and Environmental Control Facilities Financing
    Authority Industrial Revenue,
    Guaynabo Municipal Government, 5.625%, 7/01/22 ...................          1,335,000           1,251,296
Regional Transportation District Sales Tax Revenue,
    FGIC Insured, 6.25%, 11/01/12 ....................................            160,000             166,691
Southwestern SFMR, Refunding, Series A, 7.375%, 9/01/11 ..............            245,000             249,586
Summit County SFMR, Series A, 7.50%, 12/01/11 ........................             65,000              66,131
Summit County Sports Facilities Revenue, Keystone Resorts
    Project, Ralston Purina Co., Refunding,  7.875%, 9/01/08 .........          2,750,000           3,177,130
University of Colorado Hospital Authority Revenue,
    Series A, AMBAC Insured, 5.00%, 11/15/29 .........................         11,865,000          10,689,416
University of Colorado Revenue, Enterprise System,
    Refunding, Series A, MBIA Insured, 5.00%, 6/01/24 ................          3,375,000           3,101,963
Virgin Islands PFA Revenue, senior lien, Fund
    Loan Notes, Refunding, Series A,
    5.40%, 10/01/12 ..................................................          2,500,000           2,497,700
    5.50%, 10/01/22 ..................................................          2,500,000           2,339,375
Westminster City Sales and Use Tax Revenue,
    Refunding and Improvement, FGIC Insured, 7.00%, 12/01/08 .........          2,000,000           2,031,660
Westminster COP, Ice Centre Project, AMBAC Insured,
    5.75%, 6/15/20 ...................................................          5,000,000           5,132,850
    5.40%, 1/15/23 ...................................................          4,400,000           4,321,240
                                                                                                -------------
TOTAL LONG TERM INVESTMENTS (COST $287,767,024) ......................                            291,737,747
                                                                                                -------------

(a) SHORT TERM INVESTMENTS 1.4%

Colorado Health Facilities Authority Revenue, North Colorado
    Medical Center, MBIA Insured, Weekly  VRDN and Put, 4.20%, 5/15/20          1,000,000           1,000,000
Colorado Springs Revenue, YMCA of Pike Peak Region, Weekly
    VRDN and Put, 4.30%, 11/01/17 ....................................            250,000             250,000
Puerto Rico Commonwealth Government Development Bank,
    Refunding, MBIA Insured, Weekly VRDN and Put, 3.75%, 12/01/15 ....          1,400,000           1,400,000
Puerto Rico Commonwealth Highway and Transportation
    Authority Revenue, Series A, AMBAC Insured, Weekly VRDN and Put,
    3.50%, 7/01/28 ...................................................          1,500,000           1,500,000
                                                                                                -------------
TOTAL SHORT TERM INVESTMENTS (COST $4,150,000) .......................                              4,150,000
                                                                                                -------------
TOTAL INVESTMENTS (COST $291,917,024) 100.7% .........................                            295,887,747
OTHER ASSETS, LESS LIABILITIES (.7)% .................................                             (1,984,242)
                                                                                                -------------
NET ASSETS 100.0% ....................................................                          $ 293,903,505
                                                                                                =============

See glossary of terms on page 115.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.




62                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

                                                    SIX MONTHS
                                                    AUGUST 31,                 ENDED YEAR ENDED FEBRUARY 28,
                                                      2000         -------------------------------------------------------------
CLASS A                                             (UNAUDITED)      2000         1999          1998         1997        1996(e)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $   10.06       $  11.27    $  11.23      $  10.92    $   10.96    $   10.64
                                                   ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................          .28            .56         .58           .60          .61          .62
  Net realized and unrealized gains (losses) ..          .40          (1.21)        .04           .32         (.02)         .32
                                                   ----------------------------------------------------------------------------
Total from investment operations ..............          .68           (.65)        .62           .92          .59          .94
                                                   ----------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................         (.28)          (.56)       (.58)         (.60)        (.63)        (.62)
  In excess of net investment income ..........         --             --            --(d)       (.01)        --           --
                                                   ----------------------------------------------------------------------------
Total distributions ...........................         (.28)          (.56)       (.58)         (.61)        (.63)        (.62)
                                                   ----------------------------------------------------------------------------
Net asset value, end of period ................    $   10.46       $  10.06    $  11.27      $  11.23    $   10.92    $   10.96
                                                   ============================================================================
Total return(b) ...............................         6.86%         (5.90)%      5.62%         8.62%        5.52%        9.04%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $ 210,013       $207,745    $245,016      $203,643    $ 183,649    $ 167,045
Ratios to average net assets:
  Expenses ....................................          .72%(c)        .71%        .72%          .73%         .72%         .73%
  Net investment income .......................         5.50%(c)       5.26%       5.08%         5.41%        5.62%        5.70%
Portfolio turnover rate .......................         2.95%         30.61%       5.87%        18.54%       14.53%        3.88%

CLASS C
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $   10.10       $  11.30    $  11.26      $  10.94    $   10.97    $   10.65
                                                   ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................          .25            .50         .52           .55          .60          .47
  Net realized and unrealized gains (losses) ..          .39          (1.20)        .03           .31         (.07)         .31
                                                   ----------------------------------------------------------------------------
Total from investment operations ..............          .64           (.70)        .55           .86          .53          .78
                                                   ----------------------------------------------------------------------------
Less distributions from net investment income .         (.25)          (.50)       (.51)(d)      (.54)        (.56)        (.46)
                                                   ----------------------------------------------------------------------------
Net asset value, end of period ................    $   10.49       $  10.10    $  11.30      $  11.26    $   10.94    $   10.97
                                                   ============================================================================
Total return(b) ...............................         6.45%         (6.32)%      5.02%         8.08%        5.03%        7.45%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $  23,952       $ 25,007    $ 23,443      $  8,636    $   4,149    $   1,656
Ratios to average net assets:
  Expenses ....................................         1.28%(c)       1.26%       1.28%         1.29%        1.29%        1.30%(c)
  Net investment income .......................         4.96%(c)       4.73%       4.53%         4.85%        5.01%        5.12%(c)
Portfolio turnover rate .......................         2.95%         30.61%       5.87%        18.54%       14.53%        3.88%



(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) Includes distributions in excess of net investment income in the amount of $.002.

(e) For the period May 1, 1995 (effective date) to February 29, 1996 for Class
C.


                       See notes to financial statements.                    63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                           PRINCIPAL
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                                    AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.2%
Bridgeport GO,
  Series A, FGIC Insured, 5.875%, 7/15/19 .........................................................       $ 1,000,000    $ 1,048,030
  Series B, 7.55%, 11/15/00 .......................................................................           715,000        717,610
  Series B, Pre-Refunded, 7.75%, 11/15/10 .........................................................         2,750,000      2,822,105
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project, Baptist
  Homes Inc. Project, Refunding, Asset Guaranteed, 5.625%, 9/01/22 ................................         2,000,000      1,976,380
Connecticut State Development Authority First Mortgage Revenue, Health Care Project,
  Church Homes Inc., Refunding, 5.80%, 4/01/21 ....................................................         4,000,000      3,392,160
  Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ...................................         1,100,000        939,301
Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project, Refunding,
  Asset Guaranteed, 5.00%, 9/01/21 ................................................................         2,000,000      1,781,160
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, Pfizer Inc.
  Project, 7.00%, 7/01/25 .........................................................................         2,000,000      2,185,460
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project,
  6.15%, 4/01/35 ..................................................................................         1,000,000      1,006,120
  6.00%, 9/01/36 ..................................................................................        10,000,000      9,898,000
  Refunding, 7.25%, 6/01/20 .......................................................................         1,000,000      1,025,040
Connecticut State Health and Educational Facilities Authority Revenue,
  Abbot Terrace Health Center Project, Series A, 6.00%, 11/01/14 ..................................         2,000,000      2,075,460
  Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ........................................         5,000,000      4,593,000
  Capital Assets, Series C, MBIA Insured, Pre-Refunded, 7.00%, 1/01/20 ............................           200,000        205,686
  Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ...................................         3,250,000      3,289,845
  Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 .........................         1,250,000      1,250,388
  Choate Rosemary Hall, Series A, MBIA Insured, Pre-Refunded, 7.00%, 7/01/25 ......................         1,500,000      1,650,540
  Connecticut College Project, Series D-1, MBIA Insured, 5.75%, 7/01/30 ...........................         1,000,000      1,017,950
  Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ......................         3,500,000      3,541,860
  Eastern Connecticut Health Network, Refunding, Series A, Asset Guaranteed, 6.00%, 7/01/25 .......         9,195,000      9,489,603
  Fairfield University, Series I, MBIA Insured, 5.25%, 7/01/25 ....................................         2,500,000      2,415,725
  Fairfield University, Series I, MBIA Insured, 5.50%, 7/01/29 ....................................         8,000,000      7,964,880
  Greenwich Hospital, Series A, MBIA Insured, 5.80%, 7/01/26 ......................................         2,000,000      2,026,120
  Hartford University, Series C, Pre-Refunded, 8.00%, 7/01/18 .....................................         1,245,000      1,348,347
  Hartford University, Series D, 6.80%, 7/01/22 ...................................................         5,000,000      5,069,600
  Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 .................................         3,800,000      3,479,584
  Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ..........................         1,000,000      1,000,310
  Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 .................................         7,205,000      6,167,552
  Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 ..................................        17,000,000     14,082,460
  Lutheran General Health Care System, ETM, 7.375%, 7/01/19 .......................................           500,000        598,755
  New Britain Memorial Hospital, Series A, Pre-Refunded, 7.75%, 7/01/22 ...........................         1,000,000      1,078,540
  New Horizons Village Project, 7.30%, 11/01/16 ...................................................         2,905,000      3,191,782
  Sacred Heart University, Refunding, Series E, Asset Guaranteed, 5.00%, 7/01/28 ..................         4,000,000      3,574,680
  Sacred Heart University, Series C, 6.50%, 7/01/16 ...............................................           235,000        242,518
  Sacred Heart University, Series C, 6.625%, 7/01/26 ..............................................           785,000        803,385
  Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 .................................           765,000        850,152
  Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 ................................         6,215,000      6,946,070
  Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 .................................         1,000,000      1,103,620
  Series C, MBIA Insured, 7.00%, 1/01/20 ..........................................................           125,000        128,271
  Series C, MBIA Insured, Pre-Refunded, 7.00%, 1/01/20 ............................................         1,140,000      1,172,410
  St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ........................................         4,615,000      3,966,269
  St. Mary's Hospital, Refunding, Series E, 5.875%, 7/01/22 .......................................         3,510,000      3,115,265
  Trinity College, Series E, MBIA Insured, 5.875%, 7/01/26 ........................................         2,000,000      2,048,240
  University of Connecticut Foundation, Series A, 5.375%, 7/01/29 .................................         1,250,000      1,192,725
  Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ...................................         8,000,000      7,236,480
  Yale New Haven Hospital, Refunding, Series H, MBIA Insured, 5.70%, 7/01/25 ......................         4,000,000      4,024,680
Connecticut State HFA,
  Housing Mortgage Finance Program, Series B, 6.75%, 11/15/23 .....................................        14,705,000     15,438,927
  Housing Mortgage Finance Program, Series C-1, 6.60%, 11/15/23 ...................................           440,000        459,026
  Housing Mortgage Finance Program, Series C-2, 6.25%, 11/15/18 ...................................         1,500,000      1,576,350
  Housing Mortgage Finance Program, Series C-2, 6.70%, 11/15/22 ...................................         1,250,000      1,291,663
  Housing Mortgage Finance Program, Series E, 6.30%, 5/15/17 ......................................         2,215,000      2,316,159
  Housing Mortgage Finance Program, Sub Series B-1, 6.30%, 5/15/25 ................................           700,000        724,990
  Housing Mortgage Finance Program, Sub Series B-1, 5.30%, 11/15/28 ...............................         1,700,000      1,634,958
  Housing Mortgage Finance Program, Sub Series C-2, 5.85%, 11/15/28 ...............................         1,415,000      1,409,043

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Connecticut State HFA,(cont.)
  Housing Mortgage Finance Program, Sub Series D-1, 5.55%, 11/15/28 ............................       $ 1,000,000      $  985,890
  Housing Mortgage Finance Program, Sub Series E-2, 5.20%, 11/15/21 ............................         1,840,000       1,777,974
  Housing Mortgage Finance Program, Sub Series G-1, 6.20%, 11/15/16 ............................         1,115,000       1,147,112
  Special Obligation, Group Home Mortgage, Group Home Five, AMBAC Insured, 5.85%, 6/15/30 ......           500,000         508,015
Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education Loan
  Program,
  Series A, 7.00%, 11/15/05 ....................................................................           675,000         696,020
  Series A, 7.20%, 11/15/10 ....................................................................           205,000         211,441
  Series A, 7.50%, 11/15/10 ....................................................................           325,000         325,579
  Series A, AMBAC Insured, 6.00%, 11/15/18 .....................................................         2,000,000       2,108,220
Connecticut State Housing Authority, Housing Finance Project, Series B, 6.10%, 11/15/31 ........         2,715,000       2,768,513
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Lisbon
  Project,
  Series A, 5.50%, 1/01/15 .......................................................................         8,000,000       6,957,520
Griswold GO, AMBAC Insured, 7.50%, 4/01/06 .....................................................           200,000         228,520
Guam Airport Authority Revenue, Series B,
  6.60%, 10/01/10 ..............................................................................           250,000         266,200
  6.70%, 10/01/23 ..............................................................................         1,300,000       1,380,236
Guam Power Authority Revenue,
  Refunding, Series A, 5.25%, 10/01/34 .........................................................         4,000,000       3,691,240
  Series A, Pre-Refunded, 6.75%, 10/01/24 ......................................................         5,500,000       6,127,660
New Haven GO, Series A, Pre-Refunded, 7.40%, 3/01/12 ...........................................         4,545,000       4,832,380
Plainfield GO,
  Series 1988, 7.30%, 9/01/10 ..................................................................           150,000         157,190
  Series 1991, 7.25%, 9/01/05 ..................................................................           335,000         351,164
  Series 1991, 7.30%, 9/01/07 ..................................................................           335,000         351,090
  Series 1991, 7.30%, 9/01/09 ..................................................................           335,000         351,325
Puerto Rico Commonwealth GO, Public Improvement, MBIA Insured, 5.75%, 7/01/26 ..................         1,775,000       1,831,268
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A, 5.00%, 7/01/38          2,500,000       2,276,000
Puerto Rico HFC, SFMR, Portfolio No. 1, Series C, GNMA Secured, 6.85%, 10/15/23 ................           775,000         799,847
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
  Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .........         4,845,000       4,308,707
Puerto Rico Municipal Finance Agency, Series A, Pre-Refunded, 6.50%, 7/01/19 ...................         4,000,000       4,382,840
Stratford GO, Unlimited Tax, Pre-Refunded, 7.30%, 3/01/12 ......................................         1,130,000       1,168,590
University of Connecticut Revenue, Student Fee, Series A, FGIC Insured, 6.00%, 11/15/25 ........         1,500,000       1,574,715
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
  10/01/13 .....................................................................................         2,500,000       2,492,975
  10/01/22 .....................................................................................         2,500,000       2,339,375
Virgin Islands Water and Power Authority Electric System Revenue,
  Refunding, 5.30%, 7/01/18 ....................................................................         1,500,000       1,452,840
  Refunding, 5.30%, 7/01/21 ....................................................................         1,000,000         953,860
  Series A, Pre-Refunded, 7.40%, 7/01/11 .......................................................         5,435,000       5,663,161
Waterbury GO, Pre-Refunded,
  7.25%, 3/01/04 ...............................................................................           785,000         811,235
  7.50%, 3/01/07 ...............................................................................           780,000         806,996
                                                                                                                     -------------
TOTAL LONG TERM INVESTMENTS (COST $232,104,303) ................................................                       229,670,932
                                                                                                                     -------------
(a) SHORT TERM INVESTMENTS .7%
Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured, Weekly VRDN
  and Put, 3.75%, 12/01/15 .....................................................................         1,100,000       1,100,000
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A, AMBAC Insured,
  Weekly VRDN and Put, 3.50%, 7/01/28 ..........................................................           600,000         600,000
                                                                                                                     -------------
TOTAL SHORT TERM INVESTMENTS (COST $1,700,000) .................................................                         1,700,000
                                                                                                                     -------------
TOTAL INVESTMENTS (COST $233,804,303) 98.9% ....................................................                       231,370,932
OTHER ASSETS, LESS LIABILITIES 1.1% ............................................................                         2,593,945
                                                                                                                     -------------
NET ASSETS 100.0% ..............................................................................                      $233,964,877
                                                                                                                     =============


See glossary of terms on page 115.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements                      65

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                      SIX MONTHS  ENDED                  YEAR ENDED FEBRUARY 28,
                                                       AUGUST 31, 2000  ----------------------------------------------------------
                                                         (UNAUDITED)        2000       1999        1998        1997           1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $10.52         $11.30     $11.25      $10.94      $10.95        $10.48
                                                         -------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ........................            .26            .51        .51         .53         .55           .55
  Net realized and unrealized gains (losses) ......            .26           (.78)       .06         .33        (.01)          .47
                                                         -------------------------------------------------------------------------
Total from investment operations ..................            .52           (.27)       .57         .86         .54          1.02
                                                         -------------------------------------------------------------------------
Less distributions from net investment income .....           (.26)          (.51)      (.52)       (.55)       (.55)         (.55)
                                                         -------------------------------------------------------------------------
Net asset value, end of period ....................         $10.78         $10.52     $11.30      $11.25      $10.94        $10.95
                                                         =========================================================================
Total return(b)....................................           5.02%         (2.43)%     5.17%       8.02%       5.12%         9.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $165,899       $170,907   $195,598    $139,545    $104,715       $85,967
Ratios to average net assets:
  Expenses ........................................            .76%(c)        .73%       .75%        .75%        .68%          .65%
  Expenses excluding waiver and payments by
    affiliate .....................................            .76%(c)        .75%       .78%        .82%        .84%          .85%
  Net investment income ...........................           4.94%(c)       4.72%      4.53%       4.83%       5.16%         5.12%
Portfolio turnover rate ...........................           3.15%         31.27%     16.57%      23.32%      22.54%         3.35%


(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized


66                        See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                          PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                     AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.8%
BONDS 95.6%
ALABAMA 1.0%
Morgan County Decatur Health Care Authority Hospital Revenue, Refunding, Connie Lee Insured, 5.80%,
  3/01/04 ...........................................................................................     $ 1,000,000    $ 1,030,450
Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/12 ...................................................         600,000        630,150
                                                                                                                        ------------
                                                                                                                           1,660,600
                                                                                                                        ------------
ALASKA .3%
Alaska State HFC, Collateral, Veteran's Mortgage Program, First Series, 5.80%, 6/01/04 ..............         360,000        375,149
Anchorage Parking Authority Revenue, 5th Avenue Garage Lease Project, Refunding, 6.50%, 12/01/02.....         145,000        148,051
                                                                                                                        ------------
                                                                                                                             523,200
                                                                                                                        ------------
ARIZONA .6%
Maricopa County GO, School District No. 40, Glendale Improvement, 6.10%, 7/01/08 ...................        1,000,000      1,067,220
Phoenix HFC, Mortgage Revenue, Project A, Refunding, MBIA Insured, 6.00%, 7/01/02 ..................            5,000          5,135
                                                                                                                        ------------
                                                                                                                           1,072,355
                                                                                                                        ------------
ARKANSAS .7%
Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A, 6.20%, 8/01/17...        1,105,000      1,076,734
                                                                                                                        ------------
CALIFORNIA 6.3%
ABAG Finance Corp. COP, ABAG XXVI, Series B, 6.30%, 10/01/02 .......................................          100,000        103,615
Bakersfield PFA Revenue, Refunding, Series A, 5.80%, 9/15/05 .......................................        3,000,000      3,103,590
California Educational Facilities Authority Revenue, Pooled College and University Financing,
  Refunding, Series B, 5.90%, 6/01/03 ..............................................................        1,500,000      1,554,150
California Statewide CDA Revenue, COP, Health Facilities, Barton Memorial Hospital, Refunding,
  Series B, 6.40%, 12/01/05 ........................................................................          300,000        312,633
Fresno Joint Powers Financing Authority Local Agency Revenue, Refunding, Series A, 6.00%, 9/02/01...          700,000        707,679
San Diego Port Facilities Revenue, National Steel and Shipbuilding Co., Refunding, 6.60%, 12/01/02..          100,000        102,570
San Francisco City and County RDA, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.125%,
  7/01/02 ..........................................................................................           30,000         30,062
San Francisco Downtown Parking Corp. Parking Revenue, 6.25%, 4/01/04 ...............................          200,000        213,112
San Joaquin County COP, General Hospital Project, ETM, 5.90%, 9/01/03 ..............................          200,000        210,020
San Ramon Valley USD, COP, Measure A, Capital Project, Series A, 5.95%, 10/01/01 ...................        1,110,000      1,132,400
Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 ...............        1,000,000        990,130
Snowline Joint USD, COP, ETM,
  5.60%, 7/01/01 ...................................................................................          260,000        263,305
  5.70%, 7/01/02 ...................................................................................          275,000        282,719
  5.80%, 7/01/03 ...................................................................................          290,000        302,980
Solano County COP, Justice Facility and Public Building Project, Refunding, 5.875%, 10/01/05 .......          400,000        409,480
Southern California Rapid Transit District Revenue, Special Benefit AD A2, 6.00%, 9/01/02 ..........          100,000        103,010
Susanville PFA Revenue, Series A, AMBAC Insured,
  5.90%, 9/01/02 ...................................................................................           25,000         25,500
  6.00%, 9/01/03 ...................................................................................          100,000        102,000
Tahoe City PUD, COP, Capital Facilities Project, Series B, 6.05%, 6/01/01 ..........................          500,000        505,690
                                                                                                                        ------------
                                                                                                                          10,454,645
                                                                                                                        ------------
COLORADO 3.0%
Denver City and County Airport Revenue, Series C, 6.25%, 11/15/00 ..................................          335,000        335,831
Denver City and County COP, Series B, AMBAC Insured, 5.75%, 12/01/16 ...............................        3,000,000      3,125,820
Montrose County COP, 6.20%, 6/15/03 ................................................................        1,500,000      1,551,855
                                                                                                                        ------------
                                                                                                                           5,013,506
                                                                                                                        ------------
CONNECTICUT 3.3%
Connecticut State Health and Educational Facilities Authority Revenue, Sacred Heart University,
  Refunding, Series C, 6.00%, 7/01/05 ..............................................................          135,000        139,714
  Series C, ETM, 6.00%, 7/01/05 ....................................................................          425,000        451,558
Connecticut State HFA, Housing Mortgage Finance Program, Series C-2, 6.00%, 11/15/10 ...............        2,000,000      2,107,960
Stamford Housing Authority MFR, Fairfield Apartments Project, 4.75%, 12/01/28 ......................        3,000,000      2,858,130
                                                                                                                        ------------
                                                                                                                           5,557,362
                                                                                                                        ------------
FLORIDA 3.7%
Alachua County Health Facilities Authority Revenue, Santa Fe Health Systems Project, Pre-Refunded,
  6.875%, 11/15/02 .................................................................................           90,000         92,066
Meadow Pointe II CDD, Capital Improvement Revenue, Series A, 5.25%, 8/01/03 ........................          785,000        773,775
Nassau County PCR, ITT Rayonier Inc. Project, Refunding, 6.25%, 6/01/10 ............................        1,000,000      1,012,810

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
Northern Palm Beach County Water Control District Revenue, Unit Development No. 31,
  Program 1, Refunding, 6.60%, 11/01/03 ............................................................      $  405,000   $   417,344
  Program 2, Refunding, 6.60%, 11/01/03 ............................................................         320,000       329,754
Palm Beach County IDR, Lourdes-Noreen Mckeen Residence, Geriatric Care Inc. Project,
  6.20%, 12/01/08 ..................................................................................         275,000       279,931
  6.30%, 12/01/09 ..................................................................................         580,000       591,298
(b)Palm Beach County Solid Waste IDR, Okeelanta Power and Light Co. Project, Series A, 6.375%,
  2/15/07 ..........................................................................................       1,400,000       840,000
Pembroke Pines Special Assessment, No. 94-1, 5.75%, 11/01/05 .......................................         785,000       813,197
Tampa Bay Water Utility System Revenue, FGIC Insured, 5.75%, 10/01/15 ..............................       1,000,000     1,051,830
                                                                                                                       -----------
                                                                                                                         6,202,005
                                                                                                                       -----------
GEORGIA 2.5%
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13 .........       1,020,000       864,695
Fulton County Development Authority Special Facilities Revenue, Delta Airlines Inc. Project,
  Refunding, 6.85%, 11/01/07 .......................................................................         100,000       103,407
Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%, 11/01/07 ......       3,105,000     3,159,927
                                                                                                                       -----------
                                                                                                                         4,128,029
                                                                                                                       -----------
HAWAII 1.7%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
  Kaiser Permanente, Series A, 5.10%, 3/01/14 ......................................................       2,500,000     2,314,800
  Kapi `Olani Health Obligation, 5.60%, 7/01/06 ....................................................         500,000       498,485
                                                                                                                       -----------
                                                                                                                         2,813,285
                                                                                                                       -----------
ILLINOIS 3.2%
Chicago O'Hare International Airport Special Facilities Revenue, United Air Lines Project,
  Refunding, Series A, 5.35%, 9/01/16 ..............................................................       2,000,000     1,756,480
Illinois Educational Facilities Authority Revenue, Columbia College, 5.875%, 12/01/03 ..............         700,000       719,712
Illinois HDA Revenue, Homeowner Mortgage, Sub Series A-1, 6.10%, 2/01/05 ...........................         360,000       377,482
Illinois Health Facilities Authority Revenue,
  St. Elizabeth's Hospital, 6.00%, 7/01/05 .........................................................         320,000       322,758
  Victory Health Services, Series A, 5.25%, 8/15/09 ................................................       1,170,000     1,113,501
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
  Convention Center, 5.75%, 7/01/06 ................................................................       1,000,000     1,039,060
                                                                                                                       -----------
                                                                                                                         5,328,993
                                                                                                                       -----------
INDIANA 3.4%
Franklin EDR, Hoover Universal Inc. Project, Johnson Controls, Refunding, 6.10%, 12/01/04 ..........       2,000,000     2,070,520
Indianapolis Local Public Improvement Bond, Refunding, Series D, 6.10%, 2/01/02 ....................         100,000       102,228
Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 ..............       3,500,000     3,535,000
                                                                                                                       -----------
                                                                                                                         5,707,748
                                                                                                                       -----------
KENTUCKY 1.2%
Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project, Series A,
  6.75%, 2/01/02 ...................................................................................         100,000       101,645
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional
  Health Center Facility, Refunding and Improvement,
  5.70%, 10/01/10 ..................................................................................       1,000,000       792,820
  5.75%, 10/01/11 ..................................................................................       1,500,000     1,167,045
                                                                                                                       -----------
                                                                                                                         2,061,510
                                                                                                                       -----------
LOUISIANA 2.4%
Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B, 6.375%, 11/01/02 ....           5,000         5,139
Louisiana Public Facilities Authority Revenue, Student Loan, Refunding, Series A-1, 6.20%, 3/01/01..          80,000        80,653
Louisiana State Offshore Terminal Authority Deepwater Port Revenue, First Stage, Loop Inc.,
  Refunding, Series B, 6.20%, 9/01/03 ..............................................................         100,000       103,206
St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .......................       4,000,000     3,750,120
                                                                                                                       -----------
                                                                                                                         3,939,118
                                                                                                                       -----------
MARYLAND .1%
Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding, Series A, 6.75%,
  8/01/02 ..........................................................................................         110,000       112,186
                                                                                                                       -----------
MASSACHUSETTS 8.8%
Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste Management Inc.
  Project, Series B, 6.90%, 12/01/29 ...............................................................       3,000,000     3,075,660
Massachusetts State Development Finance Agency Revenue, Loomis Community Project, First Mortgage,
  Refunding, Series A, 5.50%, 7/01/08 ..............................................................       3,225,000     3,021,890



68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                   AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MASSACHUSETTS (CONT.)
Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill Project,
  Refunding, Series A,
  4.95%, 12/01/06 ...................................................................................  $2,500,000  $ 2,411,425
  5.15%, 12/01/07 ...................................................................................   2,000,000    1,931,880
  5.20%, 12/01/08 ...................................................................................   2,000,000    1,918,320
Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%, 10/01/12 ......   1,745,000    1,740,358
New England Educational Loan Marketing Corp. Student Loan Revenue, Refunding, Series B, 5.60%,
  6/01/02 ...........................................................................................     415,000      422,092
                                                                                                                   -----------
                                                                                                                    14,521,625
                                                                                                                   -----------
MICHIGAN 2.1%
Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial Hospital,
  Refunding, Series B,
  5.30%, 11/01/07 ...................................................................................     815,000      767,477
  5.625%, 11/01/14 ..................................................................................     350,000      311,416
Detroit GO, Refunding, Series B, 6.375%, 4/01/06 ....................................................   1,000,000    1,065,590
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A, MBIA Insured,
  6.00%, 11/15/13 ...................................................................................   1,200,000    1,272,168
                                                                                                                   -----------
                                                                                                                     3,416,651
                                                                                                                   -----------
MINNESOTA .1%
Minneapolis CDA, Supported Development Revenue, Common Bond Fund, Series 91-5A, 7.20%, 12/01/04 .....     200,000      208,412
                                                                                                                   -----------
MISSISSIPPI 1.4%
Perry County PCR, Leaf River Forest Project, Refunding, 5.20%, 10/01/12 .............................   2,500,000    2,344,100
                                                                                                                   -----------
MISSOURI 2.0%
Lake of the Ozarks Community Bridge Corp. Bridge System Revenue, Refunding, 5.00%, 12/01/08 .........   3,000,000    2,844,330
West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Refunding, 5.00%, 11/15/04 ........     560,000      526,232
                                                                                                                   -----------
                                                                                                                     3,370,562
                                                                                                                   -----------
NEBRASKA .7%
Omaha Stadium Facilities Corp. Lease Revenue, Rosenblatt Stadium Project, Series A, 4.90%, 11/01/13..   1,100,000    1,074,909
                                                                                                                   -----------
NEW HAMPSHIRE .6%
New Hampshire Higher Education and Health Facilities Authority Revenue, New Hampshire Catholic
Charities, Refunding, Series A, 5.10%, 8/01/04 ......................................................     940,000      914,065
                                                                                                                   -----------
NEW JERSEY 2.9%
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management
  Inc., Refunding, Project Series A, 6.85%, 12/01/29 ................................................   2,625,000    2,728,320
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1, 5.90%,
  1/01/15 ...........................................................................................     975,000      936,000
New Jersey EDA Revenue, Economic Growth, 2nd Series F-1, 6.00%, 12/01/02 ............................      55,000       56,052
New Jersey Health Care Facilities Financing Authority Revenue, Monmouth Medical Center, Refunding,
  Series C, FSA Insured, ETM, 5.80%, 7/01/04 ........................................................   1,000,000    1,049,020
                                                                                                                   -----------
                                                                                                                     4,769,392
                                                                                                                   -----------
NEW YORK 11.6%
MTA Commuter Facilities Revenue, Services Contract, Refunding, Series R, 5.50%, 7/01/11 .............   2,215,000    2,287,785
MTA Transportation Facilities Revenue, Series A, 6.00%, 7/01/15 .....................................   1,500,000    1,575,240
New York City GO,
  Pre-Refunded, 6.50%, 8/01/04 ......................................................................     105,000      110,605
  Refunding, Series H, 5.90%, 8/01/09 ...............................................................     500,000      535,875
  Refunding, Series J, 6.00%, 8/01/08 ...............................................................   3,000,000    3,234,540
  Series B, 6.25%, 10/01/01 .........................................................................      75,000       76,545
  Series B, ETM, 6.25%, 10/01/01 ....................................................................      25,000       25,524
  Series C, 6.50%, 8/01/04 ..........................................................................     410,000      430,881
  Series C, 6.50%, 8/01/07 ..........................................................................   1,490,000    1,563,383
  Series C, Pre-Refunded, 6.50%, 8/01/07 ............................................................     360,000      379,217
  Series H, 7.00%, 2/01/05 ..........................................................................      30,000       31,434
  Series H, Pre-Refunded, 7.00%, 2/01/05 ............................................................     220,000      231,222
  Series J, 6.00%, 2/15/04 ..........................................................................   1,000,000    1,046,000
New York City Health and Hospital Corp. Revenue, Refunding, Series A, 6.00%, 2/15/06 ................   2,500,000    2,516,300
New York City IDA, Civic Facility Revenue, New York Blood Center Inc. Project, ETM, 6.80%, 5/01/02...      90,000       92,124
New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement,
  Refunding, Series D, 5.60%, 2/15/07 ...............................................................     140,000      146,532
New York State HFAR, Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ..........   1,000,000    1,044,040

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge, 5.75%,
  4/01/08 ..........................................................................................  $  500,000  $   530,480
  4/01/09 ..........................................................................................   1,150,000    1,216,367
Port Authority of New York and New Jersey Special Obligation Revenue, 3rd Installment, 7.00%,
  10/01/07 .........................................................................................   1,000,000    1,080,150
Ulster County Resource Recovery Agency Solid Waste System Revenue, 5.90%, 3/01/07 ..................   1,100,000    1,139,336
                                                                                                                  -----------
                                                                                                                   19,293,580
                                                                                                                  -----------
NORTH CAROLINA 4.5%
Eastern Municipal Power Agency Power System Revenue,
  Refunding, Series D, 6.00%, 1/01/09 ..............................................................   1,000,000    1,031,580
  Series D, 6.45%, 1/01/14 .........................................................................   1,000,000    1,037,260
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B, 6.50%,
  1/01/09 ..........................................................................................   5,000,000    5,357,300
                                                                                                                  -----------
                                                                                                                    7,426,140
                                                                                                                  -----------
OHIO 3.1%
Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
  5.25%, 7/01/08 ...................................................................................     575,000      526,470
  5.40%, 7/01/10 ...................................................................................     775,000      687,913
  5.50%, 7/01/11 ...................................................................................     500,000      440,235
University of Akron General Receipts, FGIC Insured, 5.75%, 1/01/14 .................................   2,000,000    2,109,720
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 .....................................................   1,275,000    1,409,806
                                                                                                                  -----------
                                                                                                                    5,174,144
                                                                                                                  -----------
OKLAHOMA 2.8%
Jackson County Memorial Hospital Authority Revenue, Jackson County Memorial Hospital Project,
  Refunding, 6.75%, 8/01/04 ........................................................................   1,255,000    1,245,588
Okmulgee County Governmental Building Authority Sales Tax Revenue, First Mortgage, MBIA Insured,
  5.60%, 3/01/10 ...................................................................................   1,825,000    1,943,789
  6.00%, 3/01/15 ...................................................................................     700,000      738,969
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding, 5.75%,
  8/15/06 ..........................................................................................     790,000      775,970
                                                                                                                  -----------
                                                                                                                    4,704,316
                                                                                                                  -----------
OREGON .9%
Clackamas County Hospital Facilities Authority Revenue, Willamette View Inc. Project, Refunding,
  6.00%, 11/01/06 ..................................................................................     500,000      487,190
Hillsborough Hospital Facilities Authority Revenue, Refunding, 5.75%, 10/01/12 .....................   1,000,000      971,180
                                                                                                                  -----------
                                                                                                                    1,458,370
                                                                                                                  -----------
PENNSYLVANIA 3.7%
Cambria County Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital,
  Refunding and Improvement, Series B, Connie Lee Insured, Pre-Refunded, 5.90%, 7/01/03 ............     100,000      104,328
Chartiers Valley Industrial and Commercial Development Authority Revenue, First Mortgage, Asbury
  Place Project, 6.25%, 2/01/06 ....................................................................     160,000      162,474
Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%, 7/01/07 .....   1,135,000    1,050,477
Delaware County IDA, PCR, Peco Energy Co. Project, Mandatory Put Refunding, Series A, 5.20%,
  4/01/21 ..........................................................................................   1,000,000      994,540
Montgomery County IDA, PCR, Series B, 5.30%, 10/01/34 ..............................................   1,500,000    1,494,525
Northeastern Hospital and Educational Authority College Revenue, Kings College Project, Refunding,
  Series B, 5.60%, 7/15/03 .........................................................................     410,000      418,307
Philadelphia Gas Works Revenue, Refunding, Series A, 5.80%, 7/01/01 ................................     300,000      302,538
Schuylkill County IDA, Resource Recovery Revenue, Schuylkill Energy Resources Inc.,
  6.50%, 1/01/10....................................................................................   1,615,000    1,620,556
                                                                                                                  -----------
                                                                                                                    6,147,745
                                                                                                                  -----------
SOUTH CAROLINA .6%
Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding, AMBAC Insured,
  5.25%, 1/01/10 ...................................................................................   1,000,000    1,017,620
                                                                                                                  -----------
SOUTH DAKOTA .6%
South Dakota HDA Revenue, Homeownership Mortgage, Series D, 6.05%, 5/01/04 .........................     955,000    1,001,337
                                                                                                                  -----------
TENNESSEE .3%
Metropolitan Government of Nashville and Davidson County IDBR, Osco Treatment Inc., Refunding and
  Improvement, 6.00%, 5/01/03 ......................................................................     750,000      450,000
                                                                                                                  -----------
TEXAS 3.1%
Abilene Higher Educational Facilities Corp.,
   ETM, 5.90%, 10/01/05 ............................................................................      65,000       68,870
   Higher Education Revenue, Abilene Christian, Refunding and Improvement, 5.90%, 10/01/05 .........     720,000      748,346
North Central Health Facility Development Corp. Revenue, C.C. Young Memorial Home Project,
  Refunding, Series C, 6.10%, 2/15/06 ..............................................................     400,000      399,068

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                    AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%, 11/01/10             $2,500,000   $  2,380,625
Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Refunding,
  Series A, MBIA Insured, 6.25%, 11/15/17 ...........................................................     1,500,000      1,592,745
                                                                                                                      ------------
                                                                                                                         5,189,654
                                                                                                                      ------------
U.S. TERRITORIES 6.4%
District of Columbia GO,
  Refunding, Series A, 5.875%, 6/01/05 ..............................................................       385,000        395,264
  Series A, ETM, 5.875%, 6/01/05 ....................................................................       315,000        332,990
Puerto Rico Electric Power Authority Revenue,
  Refunding, Series Q, 5.90%, 7/01/01 ...............................................................       100,000        101,308
  Series T, 6.00%, 7/01/04 ..........................................................................     1,345,000      1,421,262
Virgin Islands PFA Revenue, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................     4,000,000      3,960,280
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
  4.875%, 7/01/06 ...................................................................................     2,000,000      1,970,520
  5.00%, 7/01/09 ....................................................................................     2,400,000      2,344,656
                                                                                                                      ------------
                                                                                                                        10,526,280
                                                                                                                      ------------
UTAH .2%
Salt Lake County College Revenue, Westminster College Project, 5.50%, 10/01/12 ......................       340,000        337,032
                                                                                                                      ------------
VIRGINIA 3.7%
Covington-Alleghany County IDA, PCR, Westvaco Corp. Project, Refunding, 5.85%, 9/01/04 ..............     2,800,000      2,874,871
Virginia State HDA, Commonwealth Mortgage, Sub Series C-7,
  5.60%, 1/01/03 ....................................................................................     1,695,000      1,737,391
  5.70%, 1/01/04 ....................................................................................     1,475,000      1,524,176
                                                                                                                      ------------
                                                                                                                         6,136,438
                                                                                                                      ------------
WASHINGTON 1.0%
Marysville Water and Sewer Revenue, Refunding, MBIA Insured, 5.75%, 12/01/05 ........................       600,000        623,040
Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding, Series A,
  AMBAC Insured, 5.70%, 7/01/09 .....................................................................     1,000,000      1,053,360
                                                                                                                      ------------
                                                                                                                         1,676,400
                                                                                                                      ------------
WEST VIRGINIA .8%
West Virginia Public Energy Authority Energy Revenue, Morgantown Association Project, Series A,
  5.05%, 7/01/08 ....................................................................................     1,295,000      1,299,803
                                                                                                                      ------------
WISCONSIN .3%
Wisconsin State GO, Refunding, Series 1, 5.50%, 5/01/10 .............................................       500,000        520,274
                                                                                                                      ------------
TOTAL BONDS .........................................................................................                  158,630,125
                                                                                                                      ------------
ZERO COUPON BONDS 1.2%
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, Refunding, Series
  A, 1/15/17 ........................................................................................     3,000,000      1,984,560
                                                                                                                      ------------
TOTAL LONG TERM INVESTMENTS (COST $161,306,796) .....................................................                  160,614,685
                                                                                                                      ------------
(a)  SHORT TERM INVESTMENTS 2.2%
Connecticut State Health and Educational Facilities Authority Revenue, Yale University, Series T-1,
  Weekly VRDN and Put, 3.90%, 7/01/29 ...............................................................       200,000        200,000
Long Island Power Authority Electric System Revenue, Sub Series 5, Daily VRDN and Put, 4.30%,
  5/01/33 ...........................................................................................       200,000        200,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series C, FGIC
  Insured, Daily VRDN and Put, 4.15%,
  6/15/22 ...........................................................................................     2,000,000      2,000,000
  6/15/23 ...........................................................................................     1,200,000      1,200,000
                                                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS (COST $3,600,000) ......................................................                    3,600,000
                                                                                                                      ------------
TOTAL INVESTMENTS (COST $164,906,796) 99.0% .........................................................                  164,214,685
OTHER ASSETS, LESS LIABILITIES 1.0% .................................................................                    1,684,294
                                                                                                                      ------------
NET ASSETS 100.0% ...................................................................................                 $165,898,979
                                                                                                                      ============


See glossary of terms on page 115.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b)  See Note 6 regarding defaulted securities.


                       See notes to financial statements.                    71

FRANKLIN TAX-FREE TRUST
Financial Highlights
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                                  SIX MONTHS
                                                    ENDED
                                                  AUGUST 31,                          YEAR ENDED FEBRUARY 28,
                                                    2000       --------------------------------------------------------------------
CLASS A                                          (UNAUDITED)           2000         1999(g)        1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
  period)

Net asset value, beginning of period .....     $    10.41      $    11.49     $    11.68   $     11.21   $     11.19  $     10.74
                                               ------------------------------------------------------------- ----------------------
Income from investment operations:
  Net investment income(a)................            .32             .65            .66           .69           .71          .74
  Net realized and unrealized gains (losses)          .14           (1.08)          (.18)          .47           .04          .45
                                               ------------------------------------------------------------------------------------
Total from investment operations .........            .46            (.43)           .48          1.16           .75         1.19
                                               ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income ..................           (.32)(d)        (.65)          (.65)         (.68)         (.73)        (.74)
  In excess of net investment income .....             --              --(e)          --          (.01)           --(h)        --
  Net realized gains .....................             --              --(f)        (.02)           --            --           --
                                               ------------------------------------------------------------------------------------
Total distributions ......................           (.32)           (.65)          (.67)         (.69)         (.73)        (.74)
                                               ------------------------------------------------------------------------------------
Net asset value, end of period ...........     $    10.55      $    10.41      $   11.49    $    11.68    $    11.21   $    11.19
                                               ====================================================================================
Total return(b)...........................           4.55%          (3.81)%         4.21%        10.64%         7.01%       11.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $4,947,799      $5,017,322     $5,988,204    $5,742,939    $4,505,258   $3,787,147
Ratios to average net assets:
  Expenses ...............................            .62%(c)         .61%           .62%          .61%          .62%         .61%
  Net investment income ..................           6.16%(c)        5.92%          5.64%         5.98%         6.41%        6.68%
  Portfolio turnover rate ................           8.22%          25.35%         18.55%        15.84%         6.98%        9.23%

CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
  period)
Net asset value, beginning of period .....     $    10.45      $    11.52      $    11.51
                                               ----------      ----------      ----------
Income from investment operations:
  Net investment income(a) ...............            .30             .59             .11
  Net realized and unrealized gains (losses)          .14           (1.07)             --
                                               ----------      ----------      ----------
Total from investment operations .........            .44            (.48)            .11
                                               ----------      ----------      ----------
Less distributions from:
  Net investment income ..................           (.30)(d)        (.59)(e)        (.10)
  Net realized gains .....................             --              --(f)           --
Total distributions ......................           (.30)           (.59)           (.10)
                                               ----------      ----------      ----------
Net asset value, end of period ...........     $    10.59      $    10.45      $    11.52
                                               ==========      ==========      ==========

Total return(b) ..........................           4.25%          (4.27)%           .96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $  116,571      $   92,099      $   15,487
Ratios to average net assets:
  Expenses ...............................           1.18%(c)        1.17%           1.18%(c)
  Net investment income ..................           5.62%(c)        5.44%           5.06%(c)
Portfolio turnover rate ..................           8.22%          25.35%          18.55%

(a)  Based on average shares outstanding effective year ended February 29, 2000.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Annualized
(d) Includes distributions in excess of net investment income in the amount of $.004 and $.003 for Class A and Class B, respectively.
(e) Includes distributions in excess of net investment income in the amount of $.003.
(f)  The fund made a capital gain distribution of $.003.
(g) For the period January 1, 1999 (effective date) to February 28, 1999 for Class B.
(h) Includes distributions in excess of net investment income in the amount of $.008.

FRANKLIN TAX-FREE TRUST
Financial Highlights(continued)

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND(CONT.)

                                               SIX MONTHS
                                                  ENDED
                                                AUGUST 31,                        YEAR ENDED FEBRUARY 28,
                                                  2000       ---------------------------------------------------------------
CLASS C                                        (UNAUDITED)        2000          1999         1998         1997        1996(f)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....    $   10.48       $  11.56      $  11.75    $   11.26    $   11.24    $  10.81
                                              ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ...............          .30            .59           .60          .63          .66         .56
  Net realized and unrealized gains
  (losses)................................          .15          (1.08)         (.18)         .48          .03         .42
                                              ----------------------------------------------------------------------------
Total from investment operations .........          .45           (.49)          .42         1.11          .69         .98
                                              ----------------------------------------------------------------------------
Less distributions from:
Net investment income ....................         (.30)(d)       (.59)(d)      (.59)        (.62)      (.67)(d)      (.55)
Net realized gains .......................           --          --(e)          (.02)          --           --          --
                                              ----------------------------------------------------------------------------
Total distributions ......................         (.30)          (.59)         (.61)        (.62)        (.67)       (.55)
                                              ----------------------------------------------------------------------------
Net asset value, end of period ...........    $   10.63       $  10.48      $  11.56    $   11.75    $   11.26    $  11.24
                                              ============================================================================
Total return (b) .........................         4.32%         (4.41)%        3.69%       10.15%        6.36%       9.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........    $ 519,069       $540,932      $631,974    $ 423,264    $ 194,400    $ 48,163
Ratios to average net assets:
  Expenses ...............................         1.18%(c)       1.17%         1.18%        1.18%        1.18%       1.18%(c)
  Net investment income ..................         5.60%(c)       5.35%         5.07%        5.38%        5.78%       6.07%(c)
Portfolio turnover rate ..................         8.22%         25.35%        18.55%       15.84%        6.98%       9.23%

(a)  Based on average shares outstanding effective year ended February 29, 2000
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Annualized
(d) Includes distributions in excess of net investment income in the amount of $.003.
(e)  The fund made a capital gain distribution of $.003.
(f)  For the period May 1, 1995 (effective date) to February 29, 1996.


                       See notes to financial statements.                    73

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED)

                                                                                                       PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                 AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.9%
BONDS 92.4%
ALABAMA .6%
Marshall County Health Care Authority Hospital Revenue, Boaz-Albertville Medical Center,
Refunding, 6.20%, 1/01/08 ..........................................................................   $ 3,300,000   $  3,244,560
(c) Mobile IDB, Solid Waste Disposal Revenue, Mobile Energy Service Co. Project, Refunding, 6.95%,
1/01/20 ............................................................................................    46,500,000     20,460,000
Oneonta Eastern Health Systems Special Care Facilities Financing Authority, 7.75%, 7/01/21 .........    12,000,000     12,090,240
                                                                                                                     ------------
                                                                                                                       35,794,800
                                                                                                                     ------------
ALASKA 1.1%
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal Regional
Power,
  5.70%, 1/01/12 ...................................................................................     3,000,000      2,907,390
  5.80%, 1/01/18 ...................................................................................     1,245,000      1,149,098
  5.875%, 1/01/32 ..................................................................................     6,900,000      6,184,884
Alaska Industrial Development and Export Authority Revenue, American President Lines Project,
Refunding, 8.00%, 11/01/09 .........................................................................     6,685,000      6,728,987
Alaska Industrial Development and Export Authority, Revolving Fund, Series A, 6.20%, 4/01/10 .......       720,000        753,422
Alaska State HFC,
  Refunding, Series A, MBIA Insured, 6.00%, 12/01/15 ...............................................     3,085,000      3,196,554
  Refunding, Series A, MBIA Insured, 5.875%, 12/01/30 ..............................................    12,475,000     12,535,629
  Refunding, Series A, MBIA Insured, 6.10%, 12/01/37 ...............................................    22,000,000     22,369,600
  Series A, MBIA Insured, 5.85%, 12/01/15 ..........................................................     4,670,000      4,788,431
                                                                                                                     ------------
                                                                                                                       60,613,995
                                                                                                                     ------------
ARIZONA 6.4%
Apache County IDA,
  IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 .................................    16,500,000     15,077,535
  PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 .................................    53,150,000     48,435,064
  PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 ................................    38,950,000     35,189,767
Arizona Health Facilities Authority Revenue, Bethesda Foundation Project, Series A,
  6.375%, 8/15/15 ..................................................................................       400,000        369,384
  6.40%, 8/15/27 ...................................................................................     4,000,000      3,544,000
Coconino County PCR, Tucson Electric Power Navajo, Refunding,
  Series A, 7.125%, 10/01/32 .......................................................................    21,125,000     21,333,715
  Series B, 7.00%, 10/01/32 ........................................................................     9,500,000      9,594,430
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ...........................................     4,000,000      3,209,480
Gilbert Water Resources Municipal Property Corp. Water and Wastewater System Revenue, sub. lien,
  6.875%,
  4/01/14 ..........................................................................................     1,000,000      1,001,614
  4/01/16 ..........................................................................................     1,000,000      1,007,500
Maricopa County IDA, Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
 Series A, 5.00%, 7/01/16 ..........................................................................     6,500,000      5,571,800
Maricopa County PCC, PCR, Public Service Co. of Colorado,
  Palo Verde, Refunding, Series A, 6.375%, 8/15/23 .................................................     8,500,000      8,544,115
  Refunding, Series A, 5.75%, 11/01/22 .............................................................    13,800,000     12,898,860
(b) Maricopa County Pollution Control Corp. PCR, El Paso Electric, Series A, 6.375%, 7/01/14 .......    32,000,000     32,074,240
Pima County IDAR, Tucson Electric Power Co. Project,
  Series A, 6.10%, 9/01/25 .........................................................................     3,990,000      3,701,483
  Series B, 6.00%, 9/01/29 .........................................................................    94,690,000     87,965,116
  Series C, 6.00%, 9/01/29 .........................................................................    53,500,000     49,700,430
Red Hawk Canyon Community Facility Revenue, 7.625%, 6/01/05 ........................................    11,990,000     12,175,126
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
  Series A, 6.00%, 1/01/31 .........................................................................     5,000,000      5,006,750
                                                                                                                     ------------
                                                                                                                      356,400,409
                                                                                                                     ------------
ARKANSAS .2%
Baxter County IDR, Aeroquip/Trinova Corp. Project, Refunding, 5.80%, 10/01/13 ......................     2,400,000      2,450,664
Independence County PCR, Arkansas Power and Light Co. Project, Refunding, 6.25%, 1/01/21 ...........     5,000,000      5,005,600
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ....................     1,900,000      1,790,788
                                                                                                                     ------------
                                                                                                                        9,247,052
                                                                                                                     ------------
CALIFORNIA 7.1%
Adelanto Water Authority Revenue, Water Systems Acquisition Project, sub. lien, Series A, 7.50%,
  9/01/28 ..........................................................................................    21,330,000     26,217,770
Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 .................    12,750,000     13,472,288
(c) Arroyo Grande Hospital System COP, Vista Hospital Systems,
  Refunding, Series A, 7.315%, 7/01/20 .............................................................    22,515,000      9,009,828
  Series A, 6.45%, 7/01/06 .........................................................................     2,500,000      1,000,325

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
Avenal PFA Revenue, Refunding,
  7.00%, 9/02/10 ..................................................................................   $ 1,585,000   $ 1,638,304
  7.25%, 9/02/27 ..................................................................................     3,665,000     3,786,971
Azusa RDA, Tax Allocation, Merged Area Project, Refunding, Series A, 6.75%, 8/01/23 ...............     2,850,000     2,984,264
Bay Area Government Association 1915 Act Revenue, Windemere Ranch Assessment District 1, 7.45%,
  9/02/30 .........................................................................................    38,610,000    40,067,914
Beaumont PFA Revenue, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ............     4,565,000     5,170,867
Benicia 1915 Act, Fleetside Industrial Park Assessment, Refunding,
  5.50%, 9/02/00 ..................................................................................       190,000       190,000
  5.65%, 9/02/01 ..................................................................................       205,000       206,466
  6.20%, 9/02/06 ..................................................................................       265,000       273,660
  6.30%, 9/02/07 ..................................................................................       285,000       294,308
  6.40%, 9/02/08 ..................................................................................       300,000       309,792
  6.50%, 9/02/09 ..................................................................................       320,000       330,518
  6.60%, 9/02/10 ..................................................................................       340,000       351,172
  6.70%, 9/02/11 ..................................................................................       360,000       371,822
  6.80%, 9/02/12 ..................................................................................       245,000       253,043
California Educational Facilities Authority Revenue, Pooled College and University Financing,
Series B, 6.125%, 6/01/09 .........................................................................     3,000,000     3,164,310
California Special Districts Association Finance Corp. COP, Series V, 7.50%, 5/01/13 ..............       755,000       805,766
Capistrano USD, CFD,
  Special Tax No. 9, Pre-Refunded, 6.60%, 9/01/05 .................................................       285,000       310,302
  Special Tax No. 9, Pre-Refunded, 6.70%, 9/01/06 .................................................       280,000       305,640
  Special Tax No. 9, Pre-Refunded, 6.80%, 9/01/07 .................................................       325,000       355,664
  Special Tax No. 9, Pre-Refunded, 6.90%, 9/01/08 .................................................       260,000       284,869
  Special Tax No. 92-1, Pre-Refunded, 7.00%, 9/01/18 ..............................................     1,000,000     1,099,930
Contra Costa County PFA Revenue, Refunding,
  6.625%, 9/02/10 .................................................................................     2,295,000     2,368,417
  6.875%, 9/02/16 .................................................................................     2,610,000     2,692,137
Corona COP,
  Corona Community Hospital Project, ETM, 9.425%, 9/01/06 .........................................     7,255,000     8,406,296
  Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ................................     8,820,000    11,891,389
  (c) Vista Hospital System, Refunding, Series B, 6.45%, 7/01/06 ..................................    11,100,000     4,441,443
  (c) Vista Hospital System, Refunding, Series B, 7.315%, 7/01/20 .................................    10,885,000     4,355,850
Emeryville RDA, MFHR, Emery Bay Apartments II,
  Refunding, Series A, 5.85%, 10/01/28 ............................................................    14,840,000    13,407,792
  sub. lien, Refunding, Series B, 6.35%, 10/01/28 .................................................     3,495,000     3,274,081
  sub. lien, Refunding, Series C, 7.875%, 10/01/28 ................................................     2,060,000     1,950,161
Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Series A, Pre-Refunded, 6.50%,
  1/01/32 .........................................................................................    37,675,000    42,482,707
Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%, 9/01/25......     4,500,000     5,227,560
Hawthorne CRDA, Hawthorne Plaza Project, Refunding, 8.50%, 7/01/20 ................................     4,175,000     4,248,063
Hesperia PFA Revenue, Series B, 7.375%, 10/01/23 ..................................................     6,365,000     6,616,163
Lake Elsinore 1915 Act, AD No. 93-1, Series A, 7.90%, 9/02/24 .....................................     6,000,000     6,247,620
Long Beach Special Tax, CFD No. 2, 7.50%, 9/01/11 .................................................     3,065,000     3,076,892
Los Angeles County CFD No. 4 Special Tax, Improvement Area B, Series A, 9.25%, 9/01/22 ............    29,100,000    30,040,512
Los Angeles MFR, Refunding,
  Series J-1A, 7.125%, 1/01/24 ....................................................................       140,000       140,024
  Series J-1B, 7.125%, 1/01/24 ....................................................................       675,000       675,115
  Series J-1C, 7.125%, 1/01/24 ....................................................................     1,435,000     1,435,244
  Series J-2A, 8.50%, 1/01/24 .....................................................................       700,000       711,928
  Series J-2B, 8.50%, 1/01/24 .....................................................................     3,325,000     3,381,658
  Series J-2C, 8.50%, 1/01/24 .....................................................................     7,090,000     7,210,814
Los Angeles Regional Airports Improvement Corp. Lease Revenue,
  Facilities sub. lease, International Airport, Refunding, 6.35%, 11/01/25 ........................    25,000,000    24,904,000
  United Airlines, International Airport, Refunding, 6.875%, 11/15/12 .............................     9,500,000     9,842,000
Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 .................................     2,335,000     2,562,709
Orinda 1915 Act, AD No. 94-1, Oak Springs, 8.25%, 9/02/19 .........................................     2,729,000     2,769,198
(c) Palmdale Special Tax CFD, No. 93-1 Ritter Ranch Project, Series A, 8.50%, 9/01/24 .............    23,500,000    18,800,000
Perris PFA, Local Agency Revenue, Series B,
  7.125%, 8/15/15 .................................................................................     2,035,000     2,104,841
  7.25%, 8/15/23 ..................................................................................     4,095,000     4,229,930

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
Riverside County COP, Airforce Village Project West Inc., Series A, Pre-Refunded, 8.125%,
  6/15/07 .......................................................................................   $ 7,160,000   $  7,777,192
  6/15/12 .......................................................................................     5,290,000      5,745,998
Roseville Special Tax, North Central CFD No. 1, Pre-Refunded, 8.60%, 11/01/17 ...................    12,000,000     12,839,880
San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding, Series A,
  6.00%, 9/02/01 ................................................................................     1,360,000      1,371,642
  6.50%, 9/02/04 ................................................................................       830,000        845,737
  7.00%, 9/02/17 ................................................................................     2,420,000      2,464,141
San Francisco Downtown Parking Corp. Parking Revenue,
  6.55%, 4/01/12 ................................................................................     1,800,000      1,920,186
  6.65%, 4/01/18 ................................................................................     2,150,000      2,275,001
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%, 1/01/33..     5,930,000      5,186,082
San Jose MFHR, Timberwood Apartments, Series B, 9.25%, 2/01/10 ..................................     1,500,000      1,512,015
(c) San Luis Obispo COP, Vista Hospital System Inc., 6.45%, 7/01/29 .............................    22,000,000      8,804,180
San Ramon 1915 Act, Fostoria Parkway Reassessment District No. 9,
  6.30%, 9/02/03 ................................................................................       120,000        124,865
  6.80%, 9/02/15 ................................................................................       680,000        704,004
South San Francisco RDA Tax Allocation, Gateway Redevelopment Project, Pre-Refunded, 7.60%,
  9/01/18 .......................................................................................     2,000,000      2,171,920
                                                                                                                  ------------
                                                                                                                   395,493,180
                                                                                                                  ------------
COLORADO 2.3%
Arvada Limited Sales and Use Tax Revenue, Pre-Refunded, 7.50%, 6/01/11 ..........................     2,485,000      2,541,410
Arvada MFHR, Springwood Community Project, 6.45%, 2/20/26 .......................................     3,000,000      3,091,950
Colorado Health Facilities Authority Revenue,
  Beneficial Living System Inc., Series A, 10.125%, 10/01/20 ....................................    12,300,000      2,460,000
  Rocky Mountain Adventist Health Center, Refunding, 6.25%, 2/01/04 .............................     1,900,000      1,870,265
  Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.45%, 7/01/08 ....     1,135,000      1,045,721
  Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.75%, 7/01/20 ....     3,000,000      2,494,590
  Volunteers of America Care Facilities, Refunding and Improvement, Series A, 5.875%, 7/01/28 ...     5,290,000      4,317,169
Colorado HFA, SFMR, Series C, 9.075%, 8/01/03 ...................................................       350,000        359,440
Denver City and County Airport Revenue,
  Series A, Pre-Refunded, 8.25%, 11/15/12 .......................................................     5,840,000      5,995,977
  Series A, Pre-Refunded, 8.50%, 11/15/23 .......................................................    31,800,000     32,664,280
  Series A, Pre-Refunded, 8.00%, 11/15/25 .......................................................       145,000        148,804
  Series D, 7.75%, 11/15/13 .....................................................................       500,000        593,570
  Series D, 7.75%, 11/15/21 .....................................................................     3,425,000      3,591,969
  Series D, Pre-Refunded, 7.75%, 11/15/21 .......................................................       765,000        808,429
Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project, Series
A, 6.875%, 10/01/32 .............................................................................     9,235,000      9,274,895
Eagle County Airport Terminal Project Revenue, 7.50%, 5/01/21 ...................................     2,105,000      2,168,929
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%,
8/01/19 .........................................................................................    41,200,000     41,617,768
Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 ................................     2,990,000      3,240,771
McKay Landing Metropolitan District No. 2 GO, Limited Tax, 7.50%, 12/01/19 ......................     4,000,000      4,044,000
Saddle Rock South Metropolitan District No. 2, Limited Mill Levy Obligation, 7.20%, 12/01/19 ....     1,000,000      1,016,470
Saddle Rock South Metropolitan District No. 3, Limited Mill Levy Obligation, 7.35%, 12/01/19 ....     3,750,000      3,796,425
(d) Villages Castle Rock Metropolitan District No. 4, Refunding, 8.50%, 6/01/31 .................     3,000,000      2,060,490
                                                                                                                  ------------
                                                                                                                   129,203,322
                                                                                                                  ------------
CONNECTICUT 2.1%
Connecticut State Development Authority PCR,
  Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ..............................    74,975,000     70,282,315
  Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 .......................    12,500,000     11,717,625
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co
Project, 6.15%, 4/01/35 .........................................................................     3,000,000      3,018,360
Connecticut State Health and Educational Facilities Authority Revenue,
  Sacred Heart University, Series C, 6.50%, 7/01/16 .............................................       420,000        433,436
  Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ...............................     1,580,000      1,755,870
  St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ......................................     5,650,000      4,855,780
  Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 .................................     2,200,000      2,102,650

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CONNECTICUT (CONT.)
Connecticut State HFA, Housing Mortgage Finance Program,
  Series C-1, 6.30%, 11/15/17 ..................................................................   $19,995,000   $21,087,727
  Sub Series F-1, 6.00%, 5/15/17 ...............................................................     3,500,000     3,631,915
                                                                                                                 -----------
                                                                                                                 118,885,678
                                                                                                                 -----------
FLORIDA 11.1%
Beacon Tradeport CDD, Special Assessment,
  Commercial Project, Series A, 5.80%, 5/01/04 .................................................     4,350,000     4,318,637
  Commercial Project, Series A, 6.00%, 5/01/16 .................................................    27,760,000    26,616,566
  Commercial Project, Series A, 6.20%, 5/01/22 .................................................    23,590,000    22,352,469
  Industrial Project, Series B, 6.00%, 5/01/17 .................................................    15,305,000    14,599,133
  Industrial Project, Series B, 6.00%, 5/01/22 .................................................     8,835,000     8,560,585
Brooks of Bonita Springs CDD,
  Capital Improvement Revenue, Series A, 6.20%, 5/01/19 ........................................    10,805,000    10,310,671
District Florida Capital Improvement Revenue, Series B, 5.65%, 5/01/06 .........................       570,000       558,104
  Brooks of Bonita Springs II CDD, Capital Improvement Revenue,
  Series A, 7.00%, 5/01/31 .....................................................................    13,055,000    13,272,888
  Series B, 6.60%, 5/01/07 .....................................................................    15,025,000    15,184,115
Broward County Resource Recovery Revenue, Broward Waste Energy Co., LP, North Project, Series
1984, 7.95%, 12/01/08 ..........................................................................    17,055,000    17,534,587
Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ........................     1,495,000     1,142,733
Capron Trails CDD,
  9.375%, 12/01/01 .............................................................................       765,000       783,452
  9.50%, 12/01/10 ..............................................................................     5,795,000     5,934,428
Cedar Hammock CDD, Capital Improvement Revenue, 6.375%, 11/01/04 ...............................    24,315,000    24,483,746
Championsgate CDD, Capital Improvement Revenue,
  Series A, 6.25%, 5/01/20 .....................................................................     2,835,000     2,666,998
  Series B, 5.70%, 5/01/05 .....................................................................     1,520,000     1,502,186
East County Water Control District, Lee County Drain, Series 1991, Pre-Refunded,
  8.75%, 9/01/01 ...............................................................................     1,250,000     1,275,000
  8.625%, 9/01/11 ..............................................................................    10,565,000    10,776,300
Falcon Trace CDD, Special Assessment,
  5.75%, 5/01/09 ...............................................................................     1,700,000     1,644,784
  6.00%, 5/01/20 ...............................................................................     3,695,000     3,437,126
Fleming Island Plantation Community Development District Special Assessment, Series B, 7.375%,..    10,000,000    10,269,400
5/01/31
Florida State Board of Education Capital Outlay, Public Education, Refunding, Series D, 6.00%,..     5,000,000     5,396,500
6/01/23
Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area, Phase
One, 8.00%, 5/01/20 ............................................................................     3,975,000     4,195,931
Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
  10/01/24 .....................................................................................     4,700,000     4,574,698
  10/01/29 .....................................................................................     1,400,000     1,352,302
Heritage Harbor CDD, Special Assessment Revenue,
  Series A, 6.70%, 5/01/19 .....................................................................     1,795,000     1,750,089
  Series B, 6.00%, 5/01/03 .....................................................................     2,110,000     2,104,198
Heritage Isles CDD, Special Assessment Revenue,
  Series A, 5.75%, 5/01/05 .....................................................................     1,725,000     1,698,659
  Series B, 6.00%, 5/01/20 .....................................................................     2,000,000     1,809,680
Heritage Palms CDD, Capital Improvement Revenue, 6.25%, 11/01/04 ...............................     5,000,000     5,023,000
Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Refunding,
5.25%, 11/15/28 ................................................................................     8,250,000     6,776,633
Indian Trace CDD, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
  5/01/05 ......................................................................................     6,550,000     7,011,382
  5/01/11 ......................................................................................    12,760,000    13,723,252
Indian Trail ID GO, Water Control and Improvement, Unit Development 18,
  6.875%, 8/01/10 ..............................................................................     1,085,000     1,098,487
  7.00%, 8/01/20 ...............................................................................     2,445,000     2,450,477
  7.25%, 8/01/31 ...............................................................................     5,725,000     5,750,877
Indigo CDD, Capital Improvement Revenue,
  Refunding, Series A, 7.00%, 5/01/31 ..........................................................       980,000       982,176
  Series C, 7.00%, 5/01/30 .....................................................................     5,315,000     5,326,799
Lakeland Retirement Community Revenue, First Mortgage, Carpenters Home, Refunding, Series A,
  6.75%, 1/01/19 ...............................................................................    15,345,000    14,307,525

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
Lakeside Plantation CDD, Capital Improvement Revenue, 7.00%, 5/01/07 ...........................   $ 6,000,000   $ 5,989,800
Lakewood Ranch CDD No. 2, Benefit Special Assessment,
  6.25%, 5/01/18 ...............................................................................    11,370,000    10,798,658
  Series A, 8.125%, 5/01/17 ....................................................................     9,715,000    10,328,891
  Series B, 8.125%, 5/01/17 ....................................................................     1,020,000     1,084,454
Lakewood Ranch CDD No. 3, Special Assessment Revenue, 7.625%, 5/01/18 ..........................     5,895,000     6,120,248
Manatee County IDR, Manatee Hospital and Health System Inc., Pre-Refunded, 9.25%, 3/01/21 ......     6,500,000     6,776,510
Meadow Pointe II CDD, Capital Improvement Revenue,
  Series A, 5.25%, 8/01/03 .....................................................................       340,000       335,138
  Series B, 5.50%, 8/01/05 .....................................................................     3,675,000     3,599,222
Mediterra South CDD, Capital Improvement Revenue, Series B,
  6.25%, 5/01/04 ...............................................................................    10,000,000    10,060,400
  6.95%, 5/01/31 ...............................................................................     7,915,000     7,991,459
Miami-Dade County IDAR, Special Facilities, United Airlines Inc. Project, 6.05%, 3/01/35 .......     5,000,000     5,028,600
Mount Dora County Club CDD, Special Assessment Revenue,
  7.125%, 5/01/05 ..............................................................................     2,550,000     2,590,367
  7.75%, 5/01/13 ...............................................................................     1,600,000     1,660,192
Naples Heritage CDD, Capital Improvement Revenue, 6.15%, 11/01/01 ..............................       625,000       625,831
North Springs ID,
  Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%, 5/01/19 .................     1,240,000     1,262,580
  Special Assessment Revenue, Parkland Isles Project, Series B, 6.25%, 5/01/05 .................     1,745,000     1,748,996
  Water Management, Series A, Pre-Refunded, 8.20%, 5/01/24 .....................................     1,895,000     2,122,533
  Water Management, Series B, 8.30%, 5/01/24 ...................................................     1,660,000     1,740,975
Northwood CDD, Special Assessment Revenue,
  6.40%, 5/01/02 ...............................................................................     2,090,000     2,092,696
  Series B, 7.60%, 5/01/17 .....................................................................     1,485,000     1,503,845
Oaksted CDD, Capital Improvement, Series A, 7.20%, 5/01/32 .....................................     3,500,000     3,525,375
Palm Beach County Health Facilities Authority Revenue, Abbey del Ray South Project, Refunding,
  8.25%, 10/01/15 ..............................................................................     6,000,000     6,228,120
(c) Palm Beach County Solid Waste IDR, Okeelanta Power and Light Co. Project, Series A, 6.85%,
  2/15/21 ......................................................................................    27,000,000    16,200,000
Parkway Center CDD, Special Assessment,
  Series A, 8.25%, 5/01/31 .....................................................................     2,500,000     2,603,000
  Series B, 8.00%, 5/01/10 .....................................................................     3,000,000     3,070,800
Pelican Marsh CDD, Special Assessment Revenue,
  Refunding, Series A, 5.00%, 5/01/11 ..........................................................     5,625,000     5,615,438
  Refunding, Series A, 5.50%, 5/01/16 ..........................................................     4,370,000     4,337,968
  Series A, 7.10%, 5/01/20 .....................................................................     4,035,000     4,099,035
  Series A, 7.20%, 5/01/31 .....................................................................     6,495,000     6,597,491
  Series A, ETM, 8.25%, 5/01/01 ................................................................       250,000       256,315
  Series A, ETM, 8.25%, 5/01/02 ................................................................       270,000       286,548
  Series A, ETM, 8.25%, 5/01/03 ................................................................       295,000       323,196
  Series A, ETM, 8.25%, 5/01/04 ................................................................       315,000       355,030
  Series A, Pre-Refunded, 8.25%, 5/01/16 .......................................................     6,590,000     7,539,751
  Series B, 6.90%, 5/01/11 .....................................................................    17,150,000    17,408,794
  Series C, 7.00%, 5/01/19 .....................................................................    13,070,000    13,245,792
  Series D, 6.95%, 5/01/19 .....................................................................     6,760,000     6,829,087
Piney-Z CDD, Capital Improvement Revenue,
  Series A, 7.25%, 5/01/19 .....................................................................       970,000       953,345
  Series B, 6.50%, 5/01/02 .....................................................................     5,600,000     5,582,864
Poinciana CDD, Special Assessment, Series A, 7.125%, 5/01/31 ...................................    11,000,000    11,140,030
Reserve CDD No. 2, Capital Improvement Revenue, 7.125%, 5/01/30 ................................     4,680,000     4,716,878
Reserve CDD,
  Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ...........................     3,955,000     4,069,181
  Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%, 12/01/22 ................     4,400,000     4,292,068
River Ridge CDD, Capital Improvement Revenue, 5.75%, 5/01/08 ...................................     2,400,000     2,333,328
Riverwood Community Development Revenue, Special AD, Series A,
  6.75%, 5/01/04 ...............................................................................     3,145,000     3,192,238
  7.75%, 5/01/14 ...............................................................................     1,175,000     1,206,796
St. John's County IDA, Health Care, Glenmoor St. John's Project, Series A, 8.00%, 1/01/17 ......    10,375,000    10,442,126


78
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STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
St. Lucie West Services District Capital Improvement Revenue,
  Cascades Project, 6.10%, 5/01/18 ...............................................................   $ 2,560,000   $  2,417,254
  Lake Charles Project, 6.375%, 8/01/02 ..........................................................     2,230,000      2,200,252
  Lakeforest Project, 6.25%, 10/01/04 ............................................................     7,235,000      7,193,688
  Road Project, 5.875%, 5/01/09 ..................................................................     6,600,000      6,461,664
St. Lucie West Services District Revenue, Port St. Lucie, Pre-Refunded, 7.875%, 5/01/20 ..........    19,030,000     21,219,592
St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water Management
  Benefit, Refunding, Series B,
  6.00%, 5/01/09 .................................................................................     1,320,000      1,311,974
  6.25%, 5/01/25 .................................................................................     5,080,000      4,840,681
St. Lucie West Services District Water Management Benefit Tax, Pre-Refunded, 7.70%, 5/01/25 ......     4,820,000      5,417,487
Stoneybrook CDD, Capital Improvement Revenue,
  Series A, 6.10%, 5/01/19 .......................................................................       830,000        795,190
  Series B, 5.70%, 5/01/08 .......................................................................     2,315,000      2,274,071
Sumter County IDAR, Little Sumter Utility Co. Project,
  6.75%, 10/01/27 ................................................................................     2,915,000      2,678,710
  7.25%, 10/01/27 ................................................................................     4,145,000      4,096,255
Tampa Revenue, Aquarium Inc. Project, Pre-Refunded, 7.55%, 5/01/12 ...............................     8,500,000      9,078,425
Tara CDD No. 1, Capital Improvement Revenue, Series A, 7.15%, 5/01/31 ............................     1,460,000      1,494,777
Village CDD No. 1, Capital Improvement Revenue,
  8.40%, 5/01/12 .................................................................................       510,000        533,098
  8.00%, 5/01/15 .................................................................................     2,320,000      2,407,046
Village Center CDD, Recreational Revenue,
  Sub Series B, 6.25%, 1/01/13 ...................................................................     7,665,000      7,541,594
  Sub Series B, 8.25%, 1/01/17 ...................................................................     2,615,000      2,744,207
  Sub Series C, 7.375%, 1/01/19 ..................................................................     2,640,000      2,622,576
Vista Lake CDD, Capital Improvement Revenue, Series A, 7.20%, 5/01/32 ............................     3,000,000      3,032,910
Westchase East CDD, Capital Improvement Revenue,
  6.10%, 5/01/20 .................................................................................     6,200,000      5,899,982
  7.10%, 5/01/21 .................................................................................     1,600,000      1,621,248
  7.20%, 5/01/31 .................................................................................    10,000,000     10,196,100
                                                                                                                   ------------
                                                                                                                    620,547,343
                                                                                                                   ------------
GEORGIA .3%
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28 ......     1,470,000      1,113,025
Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health Care
  System Project,
  6.25%, 10/01/18 ................................................................................     6,000,000      5,168,640
  6.375%, 10/01/28 ...............................................................................     9,000,000      7,520,580
Tift County IDAR, Beverly Enterprises, 10.125%, 9/01/10 ..........................................     1,215,000      1,268,825
                                                                                                                   ------------
                                                                                                                     15,071,070
                                                                                                                   ------------
HAWAII .3%
Hawaii State Department of Transportation Special Facilities Revenue, Continental Airlines Inc.,
  7.00%, 6/01/20 .................................................................................     4,500,000      4,511,925
  9.70%, 6/01/20 .................................................................................     6,500,000      6,630,000
Hawaii State Special AD No. 17, AMBAC Insured, 9.50%, 8/01/11 ....................................     4,230,000      4,285,498
Hawaiian Home Lands Department Revenue, Pre-Refunded, 7.60%, 7/01/08 .............................     1,315,000      1,374,083
                                                                                                                   ------------
                                                                                                                     16,801,506
                                                                                                                   ------------
IDAHO .3%
Nez Perce County PCR, Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 .........................    20,360,000     19,607,291
                                                                                                                   ------------
ILLINOIS 4.4%
Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 ..........    11,000,000     11,073,590
Cary Special Tax,
  Special Service Area, No. 1, Cambridge, 7.625%, 3/01/30 ........................................     4,000,000      4,085,840
  Special Service Area, No. 2, Foxford Hill, 7.50%, 3/01/30 ......................................     5,500,000      5,435,540
Chicago O'Hare International Airport Special Facilities Revenue,
  American Airlines Inc. Project, 8.20%, 12/01/24 ................................................     7,830,000      8,537,597
  United Airlines Inc. Project, Series A, 8.85%, 5/01/18 .........................................    14,125,000     14,598,894
  United Airlines Inc. Project, Series B, 8.85%, 5/01/18 .........................................     3,395,000      3,508,902


                                                                              79
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STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                               AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ILLINOIS (CONT.)
Illinois Development Finance Authority Hospital Revenue, Adventist Health System, Sunbelt
  Obligation,
  5.65%, 11/15/24 ..............................................................................   $23,750,000   $ 20,112,450
  5.50%, 11/15/29 ..............................................................................    15,450,000     12,704,072
Illinois Development Finance Authority PCR, Commonwealth Edison Co. Project, Refunding, Series
  1991, 7.25%, 6/01/11 .........................................................................     7,000,000      7,241,500
Illinois Educational Facilities Authority Revenue, Osteopathic Health Systems,
  ETM, 7.125%, 5/15/11 .........................................................................     2,330,000      2,462,530
  Pre-Refunded, 7.25%, 5/15/22 .................................................................     7,000,000      8,232,350
Illinois Health Facilities Authority Revenue,
  Northwestern Medical Center, MBIA Insured, Pre-Refunded, 6.625%, 11/15/25 ....................     6,500,000      7,145,385
  Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured, 6.25%, 11/15/20 ...............     9,000,000      9,337,320
  Sarah Bush Lincoln Health Center, Pre-Refunded, 7.25%, 5/15/12 ...............................     2,000,000      2,130,280
  Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ........................     3,370,000      3,356,958
  St. Elizabeth's Hospital, 6.25%, 7/01/16 .....................................................     1,215,000      1,217,102
  St. Elizabeth's Hospital, 6.375%, 7/01/26 ....................................................     6,695,000      6,656,504
  Thorek Hospital and Medical Center, Refunding, 5.25%, 8/15/18 ................................     5,125,000      4,031,838
  Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ...............................     8,595,000      6,489,483
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
  Convention Center,
  6.25%, 7/01/17 ...............................................................................    11,000,000     12,127,060
  7.00%, 7/01/26 ...............................................................................     7,500,000      8,955,225
Robbins Resource Recovery Revenue, Restructuring Project,
  Series A, 6.829%, 10/15/16 ...................................................................    72,728,515     18,182,129
  Series B, 6.829%, 10/15/16 ...................................................................    28,458,984      7,114,746
  Series C, 7.25%, 10/15/09 ....................................................................    11,285,567     11,200,925
  Series C, 7.25%, 10/15/24 ....................................................................    48,794,508     46,903,721
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 .................     2,425,000      1,959,958
                                                                                                                 ------------
                                                                                                                  244,801,899
                                                                                                                 ------------
INDIANA .4%
Crawfordsville Industrial EDR, Kroger Co., Refunding, 7.70%, 11/01/12 ..........................     5,000,000      5,298,400
Goshen Industrial Revenue, Greencroft Hospital Association Inc., Refunding, 5.75%,
  8/15/19 ......................................................................................     3,000,000      2,429,340
  8/15/28 ......................................................................................     5,000,000      3,877,500
Indiana Health Facility Financing Authority Hospital Revenue, Jackson County Scheck Memorial
  Hospital, Refunding,
  5.125%, 2/15/17 ..............................................................................     1,500,000      1,222,440
Indiana State Development Finance Authority Environmental Revenue, Refunding, Improvement-USX
  Corp. Project,
  5.60%, 12/01/32 ..............................................................................     8,200,000      7,228,218
                                                                                                                 ------------
                                                                                                                   20,055,898
                                                                                                                 ------------
KANSAS .1%
Manhattan Health Care Facility Revenue, Meadowlark Hills Retirement, Series A,
  6.375%, 5/15/20 ..............................................................................     1,150,000      1,005,031
  6.50%, 5/15/28 ...............................................................................     1,750,000      1,516,008
Prairie Village Revenue, Claridge Court Project, Series A, 8.75%, 8/15/23 ......................     5,730,000      6,125,026
                                                                                                                 ------------
                                                                                                                    8,646,065
                                                                                                                 ------------
KENTUCKY .8%
Adair County Public Hospital Corp. Revenue, Refunding and Improvement,
  5.40%, 1/01/12 ...............................................................................       460,000        411,346
  5.70%, 1/01/19 ...............................................................................     1,100,000        903,441
Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
  8.10%, 12/01/15 ..............................................................................    11,000,000     11,204,270
  Series A, 7.50%, 2/01/20 .....................................................................    11,230,000     11,697,730
  Series B, 7.25%, 2/01/22 .....................................................................     3,595,000      3,718,021
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional
  Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ..........................     6,835,000      4,679,583
Powderly IDR, First Mortgage Revenue, Kroger Co., Refunding, 7.375%, 9/01/06 ...................       750,000        788,850
Russell Health System Revenue,
  Franciscan Health Center, Series B, ETM, 8.10%, 7/01/01 ......................................       400,000        403,932
  Pre-Refunded, 8.10%, 7/01/15 .................................................................     7,500,000      8,603,949
Stanford Health Facilities Revenue, Beverly Project, Refunding, 10.375%, 11/01/09 ..............       800,000        827,688
                                                                                                                 ------------
                                                                                                                   43,238,810
                                                                                                                 ------------


80
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STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
LOUISIANA 1.8%
Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series A, 7.75%, 6/01/12 ....   $ 1,025,000   $ 1,062,720
Iberville Parish PCR, Entergy Gulf States Inc. Project, Refunding, 5.70%, 1/01/14 ................    15,500,000    14,430,500
Lake Charles Harbor and Terminal District Port Facilities Revenue, Trunkline Co. Project,
  Refunding, 7.75%, 8/15/22 ......................................................................    35,000,000    37,422,000
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ...........     4,850,000     4,934,584
St. Tammany Public Trust Financing Authority Revenue, Christwood Project, Refunding, 5.70%,
  11/15/28 .......................................................................................     4,000,000     3,129,200
West Feliciana Parish PCR,
  Entergy Gulf States Project, Refunding, Series B, 6.60%, 9/01/28 ...............................    20,750,000    20,723,440
  Gulf State Utility Co. Project, Series D, 5.80%, 12/01/15 ......................................     4,000,000     3,850,920
  Gulf State Utility Co. Project, Series D, 5.80%, 4/01/16 .......................................     3,500,000     3,351,180
  Series A, 7.50%, 5/01/15 .......................................................................     8,740,000     9,143,438
                                                                                                                   -----------
                                                                                                                    98,047,982
                                                                                                                   -----------
MAINE .7%
Maine State Finance Authority Solid Waste Disposal Revenue, Boise Cascade Corp. Project, 7.90%,
  6/01/15 ........................................................................................     5,000,000     5,104,200
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .............................     4,800,000     4,858,368
Skowhegan PCR, S.D. Warren Co.,
  Series A, 6.65%, 10/15/15 ......................................................................    24,570,000    24,452,064
  Series B, 6.65%, 10/15/15 ......................................................................     4,940,000     4,916,288
                                                                                                                   -----------
                                                                                                                    39,330,920
                                                                                                                   -----------
MARYLAND .8%
Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
  Improvement, Series B,
  8.50%, 9/01/03 .................................................................................     3,605,000     3,814,775
  8.50%, 9/01/07 .................................................................................     5,340,000     6,031,049
  Pre-Refunded, 8.50%, 9/01/22 ...................................................................     3,500,000     3,837,050
Maryland State CDA, Department of Housing and Community Development, Series A, 5.875%, 7/01/16 ...     3,705,000     3,823,856
Maryland State EDC Revenue, Chesapeake Bay, Series B, 7.75%, 12/01/31 ............................    16,160,000    16,509,541
Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B, 8.50%,
  9/01/03 ........................................................................................     3,770,000     3,978,933
  9/01/07 ........................................................................................     6,975,000     7,835,576
                                                                                                                   -----------
                                                                                                                    45,830,780
                                                                                                                   -----------
MASSACHUSETTS 1.5%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,
  7.00%, 3/01/21 .................................................................................     2,000,000     2,366,480
Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue,
  Series A, 6.75%, 7/01/11 .......................................................................     4,435,000     4,634,797
  Series B, 6.75%, 7/01/17 .......................................................................     3,170,000     3,285,325
Massachusetts State Development Finance Agency Resource, Recovery Revenue, Waste Management Inc.
  Project, Series B, 6.90%, 12/01/29 .............................................................     3,000,000     3,075,660
Massachusetts State Development Finance Agency Revenue,
  Berkshire Retirement Project, First Mortgage, 5.60%, 7/01/19 ...................................     1,030,000       847,680
  Berkshire Retirement Project, First Mortgage, 5.625%, 7/01/29 ..................................     1,620,000     1,255,565
  Loomis Community Project, First Mortgage, Series A, 5.625%, 7/01/15 ............................     1,850,000     1,589,983
  Loomis Community Project, First Mortgage, Refunding, Series A, 5.75%, 7/01/23 ..................     3,500,000     2,851,380
Massachusetts State Health and Educational Facilities Authority Revenue, Saint Memorial Medical
  Center, Refunding, Series A,
  5.75%, 10/01/06 ................................................................................     3,250,000     2,964,683
  6.00%, 10/01/23 ................................................................................     6,235,000     4,941,923
Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Semass Project,
  Series A, 9.00%, 7/01/15 .......................................................................    15,415,000    16,276,544
  Series B, 9.25%, 7/01/15 .......................................................................    20,070,000    21,214,592
Massachusetts State Industrial Finance Agency Revenue, Cape Cod Health Systems, Pre-Refunded,
  8.50%, 11/15/20 ................................................................................     4,500,000     4,624,515
(c) Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue, Massachusetts
Paper Co. Project, senior lien,
  8.50%, 11/01/12 ................................................................................    42,402,544    14,840,890
                                                                                                                   -----------
                                                                                                                    84,770,017
                                                                                                                   -----------
MICHIGAN 3.1%
Cadillac Local Development Finance Authority Tax Increment Revenue, Refunding, 8.50%, 3/01/10 ....     5,110,000     5,365,500
Detroit GO,
  Refunding, Series B, 6.375%, 4/01/07 ...........................................................     7,535,000     8,010,232
  Refunding, Series B, 6.25%, 4/01/08 ............................................................     3,000,000     3,167,760
  Series A, Pre-Refunded, 6.80%, 4/01/15 .........................................................     5,160,000     5,700,665

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STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MICHIGAN (CONT.)
Dickinson County, Memorial Hospital System Revenue, Pre-Refunded, 8.125%, 11/01/24 ...............   $ 4,250,000   $  4,878,703
Garden City Hospital Financing Authority Hospital Revenue, Refunding,
  5.625%, 9/01/10 ................................................................................     2,000,000      1,727,000
  5.75%, 9/01/17 .................................................................................     1,000,000        816,910
Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A, MBIA
  Insured, Pre-Refunded, 6.125%, 1/15/21 .........................................................    11,770,000     12,826,946
Michigan State Hospital Finance Authority Revenue,
  Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23 ...................    18,000,000     18,555,300
  Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ...................     7,500,000      6,518,700
  Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ...................    30,205,000     25,977,206
  Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ...................       500,000        364,215
  Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ..............................       500,000        351,315
  Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/28 ..............................     7,000,000      4,759,160
  Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 .........................................     1,000,000        869,860
  Memorial Healthcare Center, Refunding, 5.875%, 11/15/21 ........................................     1,000,000        842,460
  Mercy Health Services, Series Q, AMBAC Insured, 5.75%, 8/15/16 .................................     7,310,000      7,473,159
  Sinai Hospital, Refunding, 6.625%, 1/01/16 .....................................................     2,990,000      2,634,967
  Sinai Hospital, Refunding, 6.70%, 1/01/26 ......................................................     7,250,000      6,211,655
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co., Pollution Project,
  Refunding, Series BB, MBIA Insured, 6.20%, 8/15/25 .............................................     7,825,000      8,146,373
Midland County EDR, Refunding,
  Series A, 6.875%, 7/23/09 ......................................................................    35,000,000     35,700,000
  Series B, 6.75%, 7/23/09 .......................................................................     4,000,000      4,080,000
Tawas City Hospital Finance Authority, Tawas St. Joseph's Hospital Project, Refunding, Series A,
  5.60%, 2/15/13 .................................................................................     2,280,000      2,352,436
Wayne County Downriver Systems Sewer Disposal Revenue, Series A, Pre-Refunded, 7.00%, 11/01/13 ...     1,900,000      2,016,356
Wayne County GO,
  IDA, Building Authority, Pre-Refunded, 8.00%, 3/01/17 ..........................................     4,500,000      4,812,885
  South Huron Valley Wastewater Control, Refunding, 7.875%, 5/01/02 ..............................       460,000        460,000
                                                                                                                   ------------
                                                                                                                    174,619,763
                                                                                                                   ------------
MINNESOTA 2.0%
Burnsville Solid Waste Revenue, Freeway Transfer Inc. Project, 9.00%,
  10/01/00 .......................................................................................        55,000         55,138
  4/01/10 ........................................................................................     1,500,000      1,531,875
Duluth Commercial Development Revenue, Duluth Radisson Hotel Project, Refunding, 8.00%, 12/01/15..     5,000,000      4,042,500
International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 .................     7,250,000      6,451,920
Maplewood Health Care Facility Revenue, Health East Project, 5.95%, 11/15/06 .....................     2,200,000      2,056,978
Minneapolis CDA, Supported Development Revenue, Limited Tax,
  Series 2, 8.40%, 12/01/12 ......................................................................     2,675,000      2,696,935
  Series 3-A, 8.375%, 12/01/19 ...................................................................       600,000        621,456
Minneapolis Revenue, Walker Methodist Senior Services, Series A,
  5.875%, 11/15/18 ...............................................................................     2,500,000      2,168,950
  6.00%, 11/15/28 ................................................................................     2,500,000      2,129,175
Minnesota Agriculture and Economic Development Board Revenue, Health Care System, Series A,
  6.375%, 11/15/29 ...............................................................................     7,500,000      7,634,400
Minnesota State HFA, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ...........     3,175,000      3,252,756
Northwest Multi-County RDAR, Government Housing, Pooled Housing Project, 7.40%, 7/01/26 ..........     5,165,000      3,873,750
Robbinsdale MFHR, Copperfield Phase II Apartments, Refunding, 9.00%, 3/01/25 .....................     4,110,000      4,326,350
Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 .......................     3,400,000      3,670,572
(d) South Central Multi-County Housing and RDAR, Pooled Housing, 8.00%, 2/01/25 ..................    10,000,000      6,400,000
St. Cloud IDR, Nahan Printing, 9.75%, 6/01/20 ....................................................     5,610,000      5,879,729
St. Paul Housing and RDA, Housing Tax, 8.625%, 9/01/07 ...........................................     1,240,000      1,294,250
St. Paul Port Authority Commercial Development, Theole Printing Project, 9.00%, 10/01/21 .........       560,000        568,562
St. Paul Port Authority IDR,
  Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 ..........................................        40,000         38,624
  SDA Enterprises, Series K, 10.25%, 10/01/10 ....................................................     1,095,000      1,035,443
  Series A-I, 8.50%, 12/01/01 ....................................................................       460,000        455,474
  Series A-I, 9.00%, 12/01/02 ....................................................................       260,000        258,495
  Series A-I, 9.00%, 12/01/12 ....................................................................     4,300,000      3,862,819
  Series A-II, 8.50%, 12/01/01 ...................................................................       450,000        445,572

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MINNESOTA (CONT.)
St. Paul Port Authority IDR, (cont.)
  Series A-II, 9.00%, 12/01/02 ................................................................   $   255,000   $    253,524
  Series A-II, 9.00%, 12/01/12 ................................................................     4,235,000      3,804,428
  Series A-III, 8.50%, 12/01/01 ...............................................................       470,000        465,375
  Series A-III, 9.00%, 12/01/02 ...............................................................       265,000        263,466
  Series A-III, 9.00%, 12/01/12 ...............................................................     4,430,000      3,979,602
  Series A-IV, 8.50%, 12/01/01 ................................................................       365,000        361,408
  Series A-IV, 9.00%, 12/01/02 ................................................................       205,000        203,813
  Series A-IV, 9.00%, 12/01/12 ................................................................     3,375,000      3,031,864
  Series C, 10.00%, 12/01/01 ..................................................................       860,000        871,137
  Series C, 10.00%, 12/01/02 ..................................................................       715,000        724,259
  Series C, 10.00%, 12/01/06 ..................................................................     2,930,000      2,808,112
  Series C, 9.875%, 12/01/08 ..................................................................     3,100,000      2,959,663
  Series F, 8.00%, 9/01/00 ....................................................................        25,000         25,000
  Series F, 10.25%, 10/01/00 ..................................................................        70,000         69,982
  Series F, 8.00%, 9/01/01 ....................................................................        25,000         24,856
  Series F, 10.25%, 10/01/01 ..................................................................        80,000         79,982
  Series F, 8.00%, 9/01/02 ....................................................................        25,000         24,780
  Series F, 10.25%, 10/01/02 ..................................................................        90,000         89,839
  Series F, 8.00%, 9/01/19 ....................................................................     1,025,000        816,587
  Series I, 10.75%, 12/01/00 ..................................................................        15,000         15,002
  Series I, 10.75%, 12/01/01 ..................................................................        15,000         15,054
  Series I, 10.75%, 12/01/02 ..................................................................        15,000         15,033
  Series J, 9.50%, 12/01/01 ...................................................................        80,000         80,078
  Series J, 9.50%, 12/01/02 ...................................................................        95,000         94,842
  Series J, 9.50%, 12/01/11 ...................................................................     1,325,000      1,239,193
  Series L, 9.50%, 12/01/01 ...................................................................        40,000         40,039
  Series L, 9.75%, 12/01/01 ...................................................................        25,000         25,024
  Series L, 9.50%, 12/01/02 ...................................................................        45,000         44,925
  Series L, 9.75%, 12/01/02 ...................................................................        30,000         29,944
  Series L, 9.50%, 12/01/14 ...................................................................     1,025,000        950,524
  Series L, 9.75%, 12/01/14 ...................................................................     1,530,000      1,424,476
  Series N, 10.00%, 12/01/01 ..................................................................        65,000         65,047
  Series N, 10.75%, 10/01/02 ..................................................................     1,020,000      1,022,417
  Series N, 10.00%, 12/01/02 ..................................................................        65,000         64,878
  Series N, 10.00%, 12/01/14 ..................................................................     1,405,000      1,315,094
  Series S, 9.625%, 12/01/01 ..................................................................        55,000         55,063
  Series S, 9.625%, 12/01/02 ..................................................................        60,000         59,894
  Series S, 9.625%, 12/01/14 ..................................................................     1,280,000      1,198,682
  Series T, 9.625%, 12/01/01 ..................................................................        30,000         30,031
  Series T, 9.625%, 12/01/02 ..................................................................        35,000         34,938
  Series T, 9.625%, 12/01/14 ..................................................................       910,000        852,188
St. Paul Port Authority Lease Revenue, Mears Park Center Project, 6.50%,
  6/01/16 .....................................................................................     4,815,000      4,786,303
  6/01/26 .....................................................................................    10,660,000     10,579,624
Victoria Private School Facility Revenue, Holy Family Catholic High School, Series A, 5.875%,
  9/01/29 .....................................................................................     4,000,000      3,661,040
                                                                                                                ------------
                                                                                                                 113,308,733
                                                                                                                ------------
MISSISSIPPI 1.0%
Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ................    33,295,000     30,332,744
Corinth and Alcorn County Hospital Revenue, Magnolia Regional Health Center Project,
  Refunding, Series A, 5.50%, 10/01/21 ........................................................     4,000,000      3,278,960
  Series B, 5.50%, 10/01/21 ...................................................................     1,000,000        819,740
Lowndes County Hospital Revenue, Golden Triangle Medical Center, 8.50%, 2/01/10 ...............     3,750,000      3,816,863
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
  5.875%, 4/01/22 .............................................................................     5,000,000      4,678,350
  Refunding, 5.90%, 5/01/22 ...................................................................    12,475,000     11,706,665
                                                                                                                ------------
                                                                                                                  54,633,322
                                                                                                                ------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                 AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MISSOURI 1.2%
Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
  Pre-Refunded, 6.25%, 12/01/16 ..................................................................   $ 1,000,000   $ 1,107,580
  Pre-Refunded, 6.40%, 12/01/25 ..................................................................     3,000,000     3,338,250
  Refunding, 5.25%, 12/01/20 .....................................................................    12,280,000    10,676,355
  Refunding, 5.25%, 12/01/26 .....................................................................     8,875,000     7,525,290
St. Louis County IDA, Kiel Center, Refunding,
  7.625%, 12/01/09 ...............................................................................     8,000,000     8,391,920
  7.75%, 12/01/13 ................................................................................     5,175,000     5,430,749
  7.875%, 12/01/24 ...............................................................................     6,000,000     6,299,100
St. Louis Municipal Finance Corp. Leasehold Revenue,
  City Justice Center, Refunding, Series A, AMBAC Insured, 5.95%, 2/15/16 ........................     8,640,000     9,040,723
  Refunding, Series A, 6.00%, 7/15/13 ............................................................    14,250,000    14,838,240
West Plains IDA, Hospital Revenue,
  Ozarks Medical Center, 6.30%, 11/15/11 .........................................................     1,000,000       917,840
  Ozarks Medical Center, 6.75%, 11/15/24 .........................................................     1,870,000     1,663,066
  Ozarks Medical Center Project, Refunding, 5.50%, 11/15/12 ......................................       500,000       419,885
                                                                                                                   -----------
                                                                                                                    69,229,113
                                                                                                                   -----------
MONTANA .4%
Montana State Board of Housing SFM,
  Senior Bonds, Series B-2, 8.90%, 10/01/00 ......................................................        15,000        15,007
  Series A, FHA Insured, 8.275%, 10/01/03 ........................................................       215,000       220,450
Montana State Board of Investments Resource Recovery Revenue, Yellowstone Energy Project, 7.00%,
  12/31/19 .......................................................................................    20,750,000    20,086,830
                                                                                                                   -----------
                                                                                                                    20,322,287
                                                                                                                   -----------
NEBRASKA .3%
Kearney IDR, Great Platte River Road, 6.75%,
  1/01/23 ........................................................................................     9,000,000     7,450,110
  1/01/28 ........................................................................................     6,500,000     5,310,045
Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical Center,
  6.375%, 12/15/08 ...............................................................................     1,145,000     1,180,392
  Pre-Refunded, 6.375%, 12/15/08 .................................................................       955,000     1,012,415
                                                                                                                   -----------
                                                                                                                    14,952,962
                                                                                                                   -----------
NEVADA 2.8%
Clark County IDR, Southwest Gas Corp., Series A, 6.50%, 12/01/33 .................................    13,775,000    13,736,017
Clark County Special ID No. 108, Summerlin, 6.625%, 2/01/17 ......................................     7,550,000     7,653,586
Henderson Local ID,
  No. 2, 9.50%, 8/01/11 ..........................................................................     5,220,000     5,402,596
  No. T-1, Series A, 8.50%, 8/01/13 ..............................................................    21,095,000    22,697,376
  No. T-10, 7.50%, 8/01/15 .......................................................................     6,980,000     7,093,844
  No. T-12, Series A, 7.375%, 8/01/18 ............................................................    48,305,000    49,888,921
Henderson Local Improvement Districts No. T-4C, Green Valley, Refunding, Series A, 5.90%,
  11/01/18 ......................................................................................      3,190,000     3,062,815
Las Vegas Downtown RDA, Tax Increment Revenue, Fremont Street Project, Series A, 6.10%, 6/15/14..      3,500,000     3,553,970
Las Vegas Local Improvement Bond Special Assessment,
  ID No. 404, FSA Insured, 5.85%, 11/01/09 .......................................................     3,310,000     3,383,118
  ID No. 707, 6.60%, 6/01/05 .....................................................................       985,000     1,018,608
  ID No. 707, 6.70%, 6/01/06 .....................................................................     1,220,000     1,261,907
  ID No. 707, 6.80%, 6/01/07 .....................................................................     1,780,000     1,841,552
  ID No. 707, 7.10%, 6/01/16 .....................................................................     7,900,000     8,178,712
Las Vegas Special Assessment ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 .........................     7,100,000     7,316,834
Nevada Housing Division, SF Program, Subordinated,
  FI/GML, Series A, 9.30%, 10/01/00 ..............................................................        15,000        15,011
  FI/GML, Series A-1, 8.75%, 10/01/04 ............................................................       160,000       165,142
  FI/GML, Series A-2, 9.375%, 10/01/00 ...........................................................        15,000        15,011
  FI/GML, Series A-2, 8.65%, 10/01/01 ............................................................        95,000        95,576
  FI/GML, Series A-3, 9.20%, 10/01/00 ............................................................        25,000        25,016
  FI/GML, Series B, 9.50%, 10/01/01 ..............................................................        75,000        75,987
  FI/GML, Series B-1, 7.90%, 10/01/05 ............................................................       470,000       481,731
  FI/GML, Series C-1, 7.55%, 10/01/05 ............................................................       580,000       586,252

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEVADA (CONT.)
Nevada Housing Division, SF Program, Subordinated, (cont.)
   Series B-2, 9.65%, 10/01/02 ................................................................    $       60,000   $       60,357
   Series C-1, 9.60%, 10/01/02 ................................................................           115,000          115,388
Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, 6.40%, 7/01/29 .....        15,415,000       16,443,181
                                                                                                                    --------------
                                                                                                                       154,168,508
                                                                                                                    --------------

NEW HAMPSHIRE 1.6%
New Hampshire Higher Education and Health Facilities Authority Revenue,
   Hillcrest Terrace, 7.50%, 7/01/24 ..........................................................        18,150,000       17,831,286
   Littleton Hospital Association, Series B, 5.90%, 5/01/28 ...................................         2,000,000        1,590,100
   New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ......................         1,300,000        1,192,243
New Hampshire State Business Finance Authority PCR,
   Connecticut Light and Power Co., Refunding, Series A, 5.85%, 12/01/22 ......................        21,000,000       19,450,410
   United Illuminating Co., Refunding, Series A, 5.875%, 10/01/33 .............................         3,000,000        2,855,400
New Hampshire State IDAR, Pollution Control, Public Service Co. of New Hampshire Project,
   Series A, 7.65%, 5/01/21 ...................................................................        10,970,000       11,254,123
   Series C, 7.65%, 5/01/21 ...................................................................        34,635,000       35,532,047
                                                                                                                    --------------
                                                                                                                        89,705,609
                                                                                                                    --------------

NEW JERSEY 3.2%
Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group,
   Refunding, 7.50%, 7/01/30 ..................................................................         5,000,000        5,145,350
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
   Series 1, 6.00%, 1/01/19 ...................................................................         2,180,000        2,120,050
   Series 1, 6.00%, 1/01/29 ...................................................................         5,000,000        4,768,750
   Series 2, 6.125%, 1/01/19 ..................................................................         2,125,000        2,095,781
   Series 2, 6.125%, 1/01/29 ..................................................................         5,105,000        4,951,850
New Jersey EDA, Lease Revenue, International Center for Public Health Project, University of
   Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ......................................         9,965,000       10,396,783
New Jersey EDA, Special Facility Revenue, Continental Airlines Inc. Project,
   6.625%, 9/15/12 ............................................................................        18,500,000       18,969,900
   6.25%, 9/15/19 .............................................................................        54,420,000       51,918,857
   6.40%, 9/15/23 .............................................................................        73,030,000       70,475,411
   6.25%, 9/15/29 .............................................................................         3,125,000        2,934,688
New Jersey EDA Revenue, First Mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ..............         1,500,000        1,212,675
New Jersey Health Care Facilities Financing Authority Revenue, Lutheran Home, Series A,
   8.40%, 7/01/19 .............................................................................         2,100,000        2,115,876
                                                                                                                    --------------
                                                                                                                       177,105,971
                                                                                                                    --------------

NEW MEXICO 3.5%
Farmington PCR,
   Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%, 12/01/16 ...        24,045,000       23,564,100
   Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.40%, 8/15/23 ....        58,250,000       56,879,960
   Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%, 4/01/22 ...        66,125,000       64,793,904
   Public Service Co. Project, Series A, 6.60%, 10/01/29 ......................................         6,000,000        5,961,240
   Tucson Electric Power Co., Series A, 6.95%, 10/01/20 .......................................        37,000,000       37,543,530
New Mexico Mortgage Finance Authority SFM Program, Refunding,
   Series A-1, 7.90%, 7/01/04 .................................................................           225,000          229,842
   Series A, 9.10%, 9/01/03 ...................................................................           410,000          420,619
   Sub Series A, 9.55%, 9/01/02 ...............................................................           310,000          313,643
Rio Rancho Water and Wastewater Revenue, Series A, FSA Insured, Pre-Refunded, 5.90%, 5/15/15 ..         3,620,000        3,866,088
                                                                                                                    --------------
                                                                                                                       193,572,926
                                                                                                                    --------------

NEW YORK 9.3%
MTA Service Contract Revenue,
   Commuter Facilities, Refunding, Series 5, 6.50%, 7/01/16 ...................................         3,860,000        3,974,989
   Commuter Facilities, Refunding, Series N, 6.80%, 7/01/04 ...................................         3,330,000        3,525,904
   Commuter Facilities, Refunding, Series N, 6.90%, 7/01/05 ...................................         3,050,000        3,233,610
   Transit Facilities, Refunding, Series N, 6.80%, 7/01/04 ....................................         2,330,000        2,467,074
   Transit Facilities, Refunding, Series N, 6.90%, 7/01/05 ....................................         2,470,000        2,618,694
   Transit Facilities, Refunding, Series N, 7.125%, 7/01/09 ...................................         7,830,000        8,338,872
MTA Transit Facilities Revenue, Series A, MBIA Insured, 5.875%, 7/01/27 .......................        22,700,000       23,222,781

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City GO,
   Refunding, Series F, 6.00%, 8/01/11 ........................................................    $   10,000,000   $   10,643,600
   Refunding, Series H, 6.25%, 8/01/15 ........................................................        25,000,000       26,725,000
   Refunding, Series H, 6.125%, 8/01/25 .......................................................         5,600,000        5,830,384
   Refunding, Series J, 6.00%, 8/01/21 ........................................................        10,000,000       10,354,800
   Series A, 6.125%, 8/01/06 ..................................................................         9,955,000       10,597,894
   Series A, 6.25%, 8/01/08 ...................................................................        10,000,000       10,697,300
   Series A, 7.25%, 3/15/20 ...................................................................           100,000          101,559
   Series A, 6.25%, 8/01/21 ...................................................................           845,000          867,232
   Series A, Pre-Refunded, 6.125%, 8/01/06 ....................................................           235,000          252,442
   Series B, 7.00%, 2/01/18 ...................................................................         3,255,000        3,399,229
   Series B, 7.00%, 2/01/19 ...................................................................         3,375,000        3,520,800
   Series B, 7.00%, 2/01/20 ...................................................................         3,305,000        3,445,925
   Series B, 6.00%, 8/15/26 ...................................................................         4,355,000        4,484,953
   Series B, Pre-Refunded, 6.75%, 10/01/15 ....................................................           100,000          106,151
   Series B, Pre-Refunded, 7.00%, 2/01/18 .....................................................           835,000          877,009
   Series B, Pre-Refunded, 7.00%, 2/01/19 .....................................................         1,625,000        1,706,754
   Series B, Pre-Refunded, 7.00%, 2/01/20 .....................................................         2,440,000        2,562,756
   Series B, Pre-Refunded, 6.00%, 8/15/26 .....................................................           645,000          703,063
   Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 .....................................        17,070,000       18,842,378
   Series B, Sub Series B-1, Pre-Refunded, 7.25%, 8/15/19 .....................................         5,000,000        5,564,000
   Series C, Pre-Refunded, 7.25%, 8/15/24 .....................................................         7,905,000        8,127,289
   Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/16 .....................................            55,000           58,485
   Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/17 .....................................           370,000          393,443
   Series C, Sub Series C-1, Pre-Refunded, 7.50%, 8/01/21 .....................................           435,000          466,494
   Series D, 6.00%, 2/15/10 ...................................................................         8,155,000        8,598,061
   Series D, 7.625%, 2/01/14 ..................................................................            40,000           42,124
   Series D, 7.50%, 2/01/18 ...................................................................             5,000            5,255
   Series D, Pre-Refunded, 7.70%, 2/01/11 .....................................................           150,000          159,066
   Series D, Pre-Refunded, 7.625%, 2/01/13 ....................................................           400,000          423,772
   Series D, Pre-Refunded, 7.625%, 2/01/14 ....................................................           810,000          858,138
   Series D, Pre-Refunded, 7.50%, 2/01/18 .....................................................           380,000          401,945
   Series D, Pre-Refunded, 7.50%, 2/01/19 .....................................................           330,000          349,058
   Series E, 6.25%, 2/15/07 ...................................................................         3,270,000        3,500,273
   Series E, 7.50%, 2/01/18 ...................................................................            45,000           47,295
   Series E, Pre-Refunded, 7.50%, 2/01/18 .....................................................           480,000          507,720
   Series F, 7.625%, 2/01/13 ..................................................................            45,000           47,415
   Series F, 7.625%, 2/01/15 ..................................................................             5,000            5,265
   Series F, 7.50%, 2/01/21 ...................................................................           110,000          115,381
   Series F, Pre-Refunded, 7.625%, 2/01/13 ....................................................           310,000          328,423
   Series F, Pre-Refunded, 7.625%, 2/01/14 ....................................................           275,000          291,343
   Series F, Pre-Refunded, 7.625%, 2/01/15 ....................................................            25,000           26,486
   Series F, Pre-Refunded, 7.50%, 2/01/21 .....................................................           575,000          608,206
   Series F, Pre-Refunded, 6.625%, 2/15/25 ....................................................         8,625,000        9,455,070
   Series G, 5.75%, 8/01/10 ...................................................................           505,000          526,690
   Series G, 6.125%, 10/15/11 .................................................................        20,480,000       22,050,611
   Series G, 6.20%, 10/15/14 ..................................................................        10,000,000       10,712,100
   Series G, 7.50%, 2/01/22 ...................................................................            10,000           10,486
   Series G, Pre-Refunded, 7.50%, 2/01/22 .....................................................            50,000           52,852
   Series H, 7.20%, 2/01/15 ...................................................................           875,000          916,361
   Series H, 7.00%, 2/01/22 ...................................................................            10,000           10,420
   Series H, Pre-Refunded, 7.20%, 2/01/14 .....................................................           625,000          658,125
   Series H, Pre-Refunded, 7.20%, 2/01/15 .....................................................           500,000          526,500
   Series H, Pre-Refunded, 7.00%, 2/01/19 .....................................................         2,245,000        2,359,517
   Series H, Pre-Refunded, 7.00%, 2/01/20 .....................................................           280,000          294,087
   Series H, Pre-Refunded, 7.00%, 2/01/22 .....................................................            25,000           26,258
   Series I, 6.25%, 4/15/17 ...................................................................        23,865,000       25,282,342
   Series I, 6.25%, 4/15/27 ...................................................................         7,705,000        8,057,427
   Series I, Pre-Refunded, 6.25%, 4/15/17 .....................................................         1,505,000        1,661,610
   Series I, Pre-Refunded, 6.25%, 4/15/27 .....................................................        15,215,000       16,798,273

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)(CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City IDA,
   Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ..........    $    7,105,000   $    6,922,899
   IDR, La Guardia Association LP Project, Refunding, 6.00%, 11/01/28 .........................         7,500,000        6,590,475
New York State Dormitory Authority Revenue,
   City University System, Third General, Series 2, 6.00%, 7/01/26 ............................         6,100,000        6,275,558
   Mental Health Services Facilities, Series A, 6.00%, 8/15/17 ................................        11,240,000       11,738,382
   State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 ......................         5,000,000        5,455,450
New York State HFA, Service Contract Obligation Revenue, Series A,
   6.00%, 3/15/26 .............................................................................         4,975,000        5,082,808
   Pre-Refunded, 7.80%, 9/15/10 ...............................................................         6,850,000        6,992,823
   Pre-Refunded, 7.80%, 9/15/20 ...............................................................         9,715,000        9,917,558
New York State HFAR, Refunding, Series A, 5.90%, 11/01/05 .....................................        12,515,000       13,118,473
New York State Medical Care Facilities Finance Agency Revenue, Hospital and Nursing, Series B,
   FHA Insured, 6.95%, 2/15/32 ................................................................         3,305,000        3,434,325
   Pre-Refunded, 6.95%, 2/15/32 ...............................................................           695,000          733,927
New York State Mortgage Agency Revenue, Homeowners Mortgage,
   Series 59, 6.10%, 10/01/15 .................................................................         2,000,000        2,094,500
   Series 59, 6.15%, 10/01/17 .................................................................         2,750,000        2,865,088
   Series 61, 5.80%, 10/01/16 .................................................................         5,000,000        5,125,450
New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
   5.70%, 1/01/27 .............................................................................         4,750,000        4,749,573
Oneida County IDAR, Civic Facility, St. Elizabeth Medical,
   Series A, 5.75%, 12/01/19 ..................................................................         1,575,000        1,313,219
   Series A, 5.875%, 12/01/29 .................................................................         2,750,000        2,245,073
   Series B, 6.00%, 12/01/19 ..................................................................         2,520,000        2,179,220
   Series B, 6.00%, 12/01/29 ..................................................................         7,560,000        6,284,099
Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
   Refunding,
   6.80%, 11/01/14 ............................................................................         5,000,000        4,985,900
   7.00%, 11/01/30 ............................................................................         7,000,000        6,929,720
Port Authority of New York and New Jersey Special Obligation Revenue,
   2nd Installment, 6.50%, 10/01/01 ...........................................................         1,000,000        1,011,680
   3rd Installment, 7.00%, 10/01/07 ...........................................................         8,000,000        8,641,200
   4th Installment, Special Project, 6.75%, 10/01/11 ..........................................           925,000          977,281
   5th Installment, 6.75%, 10/01/19 ...........................................................        17,500,000       18,046,875
   Continental Airlines Inc., Eastern Project, La Guardia, 9.00%, 12/01/10 ....................        10,000,000       10,285,300
   Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15 ...................        27,650,000       28,446,873
TSASC Inc. New York, TFABS, Series 1, 6.25%,
   7/15/27 ....................................................................................        19,630,000       20,062,645
   7/15/34 ....................................................................................        22,375,000       22,868,145
Ulster County IDA, Civic Facility Revenue, Benedictine Hospital Project, Series A,
   6.40%, 6/01/14 .............................................................................           725,000          650,369
   6.45%, 6/01/24 .............................................................................         1,950,000        1,687,706
Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding,
   Series A, 7.90%, 12/15/07 ..................................................................         1,060,000        1,067,611
                                                                                                                    --------------
                                                                                                                       522,205,024
                                                                                                                    --------------

NORTH CAROLINA 1.4%
Eastern Municipal Power Agency Power System Revenue,
   Refunding, Series D, 6.75%, 1/01/26 ........................................................         5,000,000        5,149,100
   Series D, 6.70%, 1/01/19 ...................................................................         2,000,000        2,075,160
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding,
   Series A, 5.75%, 1/01/26 ...................................................................        37,500,000       34,478,625
   Series B, 5.75%, 1/01/24 ...................................................................        35,750,000       33,024,778
North Carolina HFA, SF, Series II, GNMA Secured, 6.20%,
   3/01/16 ....................................................................................         2,675,000        2,793,610
   9/01/17 ....................................................................................         1,770,000        1,841,880
                                                                                                                    --------------
                                                                                                                        79,363,153
                                                                                                                    --------------

NORTH DAKOTA .5%
Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC Insured,
   6.05%, 1/01/19 .............................................................................        24,655,000       25,487,846
                                                                                                                    --------------

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STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO 3.4%
Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air
Inc., Refunding,
   Series C, 6.05%, 10/01/09 ..................................................................    $    7,500,000   $    7,604,025
   Series E, 6.05%, 10/01/09 ..................................................................         4,000,000        4,055,480
Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services,
   Refunding, 5.50%, 7/01/17 ..................................................................         3,100,000        2,538,187
   Refunding, 5.50%, 7/01/21 ..................................................................         4,700,000        3,737,534
   Series A, 6.625%, 7/01/13 ..................................................................         1,000,000        1,000,870
Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Refunding, Series A,
   6.625%, 7/01/14 ............................................................................         1,000,000          969,580
   6.75%, 7/01/20 .............................................................................         2,000,000        1,932,040
Montgomery County Health Systems Revenue,
   Refunding, Series B, 8.10%, 7/01/01 ........................................................           300,000          302,949
   Refunding, Series B-1, 8.10%, 7/01/01 ......................................................           300,000          302,949
   Refunding, Series B-1, 8.10%, 7/01/18 ......................................................         1,955,000        2,244,223
   Series B-1, Pre-Refunded, 8.10%, 7/01/18 ...................................................         4,345,000        5,172,592
   Series B-2, 8.10%, 7/01/18 .................................................................         1,995,000        2,292,315
   Series B-2, Pre-Refunded, 8.10%, 7/01/18 ...................................................         4,505,000        5,375,862
   St. Leonard, Series B, 8.10%, 7/01/18 ......................................................         3,100,000        3,561,745
   St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 ........................................         6,500,000        7,756,515
Ohio State Air Quality Development Authority Revenue,
   Dayton Power and Light Co. Project, Refunding, 6.10%, 9/01/30 ..............................        17,900,000       17,850,954
   PCR, Cleveland Electric, Refunding, Series B, 6.00%, 8/01/20 ...............................        39,760,000       37,852,713
Ohio State Solid Waste Revenue, Republic Engineered Steels Inc., 9.00%, 6/01/21 ...............        16,650,000        6,077,250
Ohio State Water Development Authority PCR, Facilities Revenue, Cleveland Electric,
   Refunding, Series A, 8.00%, 10/01/23 .......................................................        27,700,000       29,785,533
Ohio State Water Development Authority Revenue, Fresh Water Service, AMBAC Insured, 5.90%,
   12/01/21 ...................................................................................         9,250,000        9,481,158
Toledo-Lucas County Port Authority Airport Revenue, Burlington Air Express,
   Project 1, 7.00%, 4/01/04 ..................................................................         3,445,000        3,558,478
   Project 1, 7.25%, 4/01/09 ..................................................................         5,385,000        5,650,104
   Project 1, 7.375%, 4/01/14 .................................................................         8,200,000        8,611,476
   Project 1, 7.50%, 4/01/19 ..................................................................        14,365,000       14,584,928
   Series 1, Pre-Refunded, 9.125%, 9/15/01 ....................................................           510,000          520,746
   Series 1, Pre-Refunded, 9.125%, 9/15/13 ....................................................         5,875,000        5,998,786
Toledo-Lucas County Port Authority Development Revenue, Northwest Ohio Bond Fund,
   Series A, Pre-Refunded, 8.625%, 5/15/10 ....................................................         1,035,000        1,058,629
   Series B, 9.00%, 11/15/08 ..................................................................           765,000          770,080
Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A, 6.875%, 7/01/16 ........         1,500,000        1,440,555
                                                                                                                    --------------
                                                                                                                       192,088,256
                                                                                                                    --------------

OKLAHOMA .3%
Tulsa County Municipal Airport Revenue, American Airlines Inc., 7.375%, 12/01/20 ..............        12,845,000       13,156,877
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
   6.00%, 8/15/14 .............................................................................         4,000,000        3,747,160
                                                                                                                    --------------
                                                                                                                        16,904,037
                                                                                                                    --------------

OREGON 1.8%
Klamath Falls Electric Revenue, Klamath Cogen, senior lien, Refunding,
   5.75%, 1/01/13 .............................................................................        13,000,000       12,025,130
   5.875%, 1/01/16 ............................................................................        19,400,000       17,879,428
   6.00%, 1/01/25 .............................................................................        61,060,000       55,015,060
Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
   6.00%, 5/01/26 .............................................................................         9,400,000        9,851,576
Oregon State Health Housing Educational and Cultural Facilities Authority, Linfield College
   Project, Series A, 6.75%, 10/01/25 .........................................................         5,220,000        5,589,472
                                                                                                                    --------------
                                                                                                                       100,360,666
                                                                                                                    --------------

PENNSYLVANIA 6.0%
Allegheny County Hospital Development Authority Revenue,
   Allegheny Valley Health Facilities Management Co., 7.50%, 8/01/13 ..........................         9,100,000        9,151,324
   Allegheny Valley Hospital, 7.75%, 8/01/20 ..................................................         2,100,000        2,142,924
   Health System, Series A, 6.50%, 11/15/30 ...................................................        10,000,000       10,649,800
   Health System, Series B, 8.65%, 11/15/05 ...................................................         1,000,000        1,002,670
   Health System, Series B, 9.25%, 11/15/15 ...................................................        25,000,000       24,594,750
   Health System, Series B, 9.25%, 11/15/22 ...................................................        25,000,000       23,866,500
   Health System, Series B, 9.25%, 11/15/30 ...................................................        25,000,000       23,554,000

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
PENNSYLVANIA (CONT.)
Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%, 7/15/20 ........    $    6,460,000   $    6,292,751
Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ..................         4,000,000        4,099,680
Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
   Asbury Health Center, Refunding,
   7.40%, 12/01/15 ............................................................................         5,250,000        5,225,430
   6.375%, 12/01/19 ...........................................................................         1,000,000          880,710
   6.375%, 12/01/24 ...........................................................................         1,750,000        1,512,210
Delaware County IDAR, Resource Recovery Facility,
   Refunding, Series A, 6.10%, 1/01/04 ........................................................         1,310,000        1,283,721
   Refunding, Series A, 6.10%, 1/01/06 ........................................................         2,140,000        2,066,427
   Refunding, Series A, 6.50%, 1/01/08 ........................................................           425,000          413,406
   Refunding, Series A, 6.10%, 7/01/13 ........................................................        20,500,000       18,822,895
   Refunding, Series A, 6.20%, 7/01/19 ........................................................         6,500,000        5,865,795
Franklin County IDA, Health Facilities Revenue, Encore Nursing Center,
   10.375%, 7/01/11 ...........................................................................           650,000          675,727
   Refunding, 10.375%, 7/01/11 ................................................................         2,700,000        2,806,866
Gettysburg IDA Health Facilities Revenue, Encore Nursing Center, Refunding, 10.375%, 7/01/11 ..         2,900,000        3,014,782
Lancaster IDAR, Garden Spot Village Project, Series A, 7.625%, 5/01/31 ........................         1,650,000        1,669,520
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A, MBIA
   Insured, 6.15%, 8/01/29 ....................................................................         4,000,000        4,140,440
Montgomery County Higher Education and Health Authority Revenue, First Mortgage, Holy Redeemer
   Long Term Care, Series A, Pre-Refunded,
   8.20%, 6/01/06 .............................................................................         1,295,000        1,369,307
   8.00%, 6/01/22 .............................................................................         3,500,000        3,724,735
Montgomery County IDAR, Resource Recovery, 7.50%, 1/01/12 .....................................        10,000,000       10,238,800
Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
   6.25%, 9/01/04 .............................................................................         5,000,000        5,121,800
   6.60%, 9/01/09 .............................................................................        16,000,000       16,509,120
   6.70%, 9/01/14 .............................................................................        20,760,000       21,471,030
   6.75%, 9/01/19 .............................................................................        15,800,000       16,276,528
Pennsylvania EDA, Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%,
   12/01/15 ...................................................................................        10,000,000       10,337,500
Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
   Allegheny Delaware Valley Obligation Group, Series A, MBIA Insured, 5.875%, 11/15/16 .......        13,000,000       13,282,490
   University of Pennsylvania Health Services, Refunding, Series A, 5.875%, 1/01/15 ...........           700,000          660,954
Philadelphia Gas Works Revenue,
   14th Series A, Pre-Refunded, 6.375%, 7/01/26 ...............................................           885,000          945,481
   Refunding, 14th Series A, 6.375%, 7/01/26 ..................................................         1,965,000        1,986,242
Philadelphia GO, Refunding, Series B, 6.00%, 5/15/05 ..........................................         3,080,000        3,222,265
Philadelphia IDA, Health Care Facility Revenue, Pauls Run, Series A,
   5.85%, 5/15/13 .............................................................................         2,200,000        1,900,976
   5.75%, 5/15/18 .............................................................................         1,500,000        1,228,485
   5.875%, 5/15/28 ............................................................................         2,500,000        1,987,375
Philadelphia Municipal Authority Revenue, Lease,
   Refunding, Series D, 6.30%, 7/15/17 ........................................................         3,500,000        3,500,000
   Sub. Series C, 8.625%, 11/15/16 ............................................................         1,555,000        1,624,975
   Sub. Series D, 6.25%, 7/15/13 ..............................................................         3,000,000        3,018,750
Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ..........................        14,155,000       15,201,055
Schuylkill County IDA, Resource Recovery Revenue, Schuylkill Energy Resources Inc., 6.50%,
   1/01/10 ....................................................................................        27,190,000       27,283,534
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital Project,
   Series A, MBIA Insured, 5.75%, 7/01/16 .....................................................         8,130,000        8,329,673
South Wayne County Water and Sewer Authority Revenue, Refunding, 8.20%, 4/15/13 ...............         7,735,000        7,812,814
Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured, 6.05%,
   4/01/14 ....................................................................................         5,025,000        5,274,140
                                                                                                                    --------------
                                                                                                                       336,040,357
                                                                                                                    --------------

RHODE ISLAND .3%
Rhode Island Housing and Mortgage Finance Corp  Revenue, Homeownership Opportunity, Series
   17-A, 6.25%, 4/01/17 .......................................................................         5,000,000        5,193,000
Rhode Island State Health and Educational Building Corp  Revenue,
   Hospital Financing Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 .................         3,500,000        3,518,690
   Landmark Medical Center, Asset Guaranteed, 5.875%, 10/01/19 ................................         6,000,000        6,024,420

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STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
RHODE ISLAND (CONT.)
West Warwick GO, Series A,
   7.00%, 8/15/02 .............................................................................    $       90,000   $       91,271
   7.30%, 7/15/08 .............................................................................           770,000          826,649
                                                                                                                    --------------
                                                                                                                        15,654,030
                                                                                                                    --------------

SOUTH CAROLINA .3%
Charleston County Hospital Facilities First Mortgage Revenue, Sandpiper Village Inc., 8.00%,
   11/01/13 ...................................................................................         3,410,000        3,262,961
Piedmont Municipal Power Agency Electric Revenue, Refunding,
   6.60%, 1/01/21 .............................................................................         3,660,000        3,663,733
   Series A, AMBAC Insured, 6.55%, 1/01/16 ....................................................         4,110,000        4,113,946
South Carolina Jobs EDA, Health Facilities Revenue, 1st Mortgage Lutheran Homes, Refunding,
   5.65%, 5/01/18 .............................................................................         3,200,000        2,639,072
   5.70%, 5/01/26 .............................................................................         4,235,000        3,332,013
                                                                                                                    --------------
                                                                                                                        17,011,725
                                                                                                                    --------------

SOUTH DAKOTA .2%
South Dakota HDA Revenue, Homeownership Mortgage, Series A, 6.125%, 5/01/17 ...................         5,000,000        5,180,000
South Dakota Health and Educational Facilities Authority Revenue, Prairie Lakes Health Care,
   Pre-Refunded, 7.25%, 4/01/22 ...............................................................         2,480,000        2,688,494
   Refunding, 7.25%, 4/01/22 ..................................................................         1,020,000        1,038,095
                                                                                                                    --------------
                                                                                                                         8,906,589
                                                                                                                    --------------

TENNESSEE .2%
Knox County Health, Educational and Housing Facilities Board MFHR, East Towne Village Project,
   GNMA Secured, 8.20%, 7/01/28 ...............................................................         3,000,000        3,068,100
Memphis-Shelby County Airport Authority Special Facilities and Project Revenue, Federal Express
   Corp., 7.875%, 9/01/09 .....................................................................         6,000,000        6,308,520
Shelby County Health and Education Housing Facility Revenue, Beverly Enterprise, 10.125%,
   12/01/11 ...................................................................................         2,700,000        2,798,982
Tennessee HDA, Mortgage Finance, Series A, 6.90%, 7/01/25 .....................................           175,000          184,737
                                                                                                                    --------------
                                                                                                                        12,360,339
                                                                                                                    --------------

TEXAS 2.0%
Alliance Airport Authority Special Facilities Revenue, 7.50%, 12/01/29 ........................        10,000,000       10,253,700
Bexar County Health Facilities Development Corp  Revenue, Incarnate Word Health Services,
   Refunding, FSA Insured, ETM, 6.00%, 11/15/15 ...............................................         8,750,000        9,412,550
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ...................................         4,010,000        4,146,821
Decatur Hospital Authority Hospital Revenue, Series A, 5.75%, 9/01/29 .........................         5,000,000        4,093,550
El Paso HFC, SFMR, Refunding, Series A, 8.75%, 10/01/11 .......................................         3,005,000        3,156,542
Georgetown Health Facilities Development Corp  Revenue, Georgetown Healthcare System,
   Refunding, 6.25%, 8/15/29 ..................................................................        10,975,000        9,053,058
Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
   5.60%, 1/01/27 .............................................................................         8,640,000        6,700,579
   Series A, 5.60%, 4/01/18 ...................................................................         4,500,000        3,653,550
Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%,
   4/01/18 ....................................................................................         7,000,000        7,296,450
Sam Rayburn Municipal Power Agency Supply System Revenue, Refunding,
   Series A, 6.50%, 10/01/08 ..................................................................           755,000          755,483
   Series A, 6.75%, 10/01/14 ..................................................................        12,990,000       13,007,407
   Series A, 6.25%, 10/01/17 ..................................................................         4,795,000        4,657,767
   Series B, 5.75%, 10/01/08 ..................................................................         1,315,000        1,287,582
   Series B, 6.125%, 10/01/13 .................................................................         5,340,000        5,174,246
   Series B, 5.50%, 10/01/20 ..................................................................        11,255,000       10,025,616
Texas State GO, Veterans Housing Assistance Fund I, Refunding, 6.15%, 12/01/25 ................         7,430,000        7,603,119
Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 7/15/13 ...................         4,000,000        4,152,960
Tomball Hospital Authority Revenue, Refunding, 6.125%, 7/01/23 ................................         8,750,000        7,549,413
                                                                                                                    --------------
                                                                                                                       111,980,393
                                                                                                                    --------------

U.S TERRITORIES 3.7%
American Samoa EDA, Executive Office Building Revenue, 10.125%, 9/01/08 .......................         2,040,000        2,060,400
District of Columbia GO,
   Refunding, Series A, 5.875%, 6/01/05 .......................................................         3,935,000        4,039,907
   Refunding, Series A, 6.00%, 6/01/07 ........................................................        10,905,000       11,281,768
   Series A, ETM, 5.875%, 6/01/05 .............................................................         3,865,000        4,085,730
   Series A, ETM, 6.00%, 6/01/07 ..............................................................           870,000          937,703
   Series A, Pre-Refunded, 6.375%, 6/01/11 ....................................................        22,770,000       25,039,258

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
U.S  TERRITORIES (CONT.)
District of Columbia GO, (cont.)
   Series A, Pre-Refunded, 6.375%, 6/01/16 ....................................................    $   27,230,000   $   29,943,742
   Series E, FSA Insured, 6.00%, 6/01/11 ......................................................         5,000,000        5,226,400
District of Columbia Hospital Revenue,
   Medlantic Healthcare Group, Refunding, Series A, MBIA Insured, ETM, 5.875%, 8/15/19 ........         8,850,000        9,170,282
   Washington Hospital Center Corp., Series A, Pre-Refunded, 7.00%, 8/15/05 ...................         1,585,000        1,658,766
   Washington Hospital Center Corp., Series A, Pre-Refunded, 9.00%, 1/01/08 ...................        11,480,000       11,869,402
   Washington Hospital Center Corp., Series A, Pre-Refunded, 8.75%, 1/01/15 ...................         3,750,000        3,874,913
   Washington Hospital Center Corp., Series A, Pre-Refunded, 7.125%, 8/15/19 ..................         4,500,000        4,798,800
District of Columbia Redevelopment Land Agency Washington D.C. Sports Arena Special
   Tax Revenue, 5.625%, 11/01/10 ..............................................................           795,000          801,010
District of Columbia Revenue,
   Carnegie Endowment Revenue, 5.75%, 11/15/26 ................................................         5,410,000        5,419,954
   Methodist Home Issue, 6.00%, 1/01/29 .......................................................         4,750,000        3,856,383
Northern Mariana Islands Commonwealth Ports Authority Airport Revenue, senior lien,
   Series A, 6.25%, 3/15/28 ...................................................................        14,620,000       14,099,674
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
   6.85%, 3/15/28 .............................................................................         8,855,000        8,789,739
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   7.75%, 7/01/08 .............................................................................           700,000          702,639
Virgin Islands PFA Revenue,
   Matching Fund Loan Notes, Series A, Pre-Refunded, 7.25%, 10/01/18 ..........................        14,000,000       15,129,100
   sub. lien, Fund Loan Notes, Refunding, Series E, 5.75%, 10/01/13 ...........................        15,000,000       14,478,750
   sub. lien, Fund Loan Notes, Refunding, Series E, 5.875%, 10/01/18 ..........................         9,000,000        8,543,880
   sub. lien, Fund Loan Notes, Refunding, Series E, 6.00%, 10/01/22 ...........................        15,000,000       14,380,500
Virgin Islands Water and Power Authority Electric System Revenue, Series A, Pre-Refunded,
   7.40%, 7/01/11 .............................................................................           335,000          349,063
Virgin Islands Water and Power Authority Water System Revenue, Series B, Pre-Refunded,
   7.60%, 1/01/12 .............................................................................         4,000,000        4,314,800
                                                                                                                    --------------
                                                                                                                       204,852,563
                                                                                                                    --------------

UTAH .1%
Box Elder County PCR, Nucor Corp. Project, 6.90%, 5/15/17 .....................................         2,000,000        2,103,860
Carbon County Solid Waste Disposal Revenue, Laidlaw Environmental Services, Refunding,
   Series A, 7.45%, 7/01/17 ...................................................................         2,500,000        2,404,825
(c)Tooele County PCR, Laidlaw Environmental, Refunding, Series A, 7/01/27 .....................         3,500,000          350,000
Utah State HFA, SFM,
   Series A-2, 9.625%, 7/01/02 ................................................................            10,000           10,046
   Series A-2, 9.45%, 7/01/03 .................................................................            15,000           15,113
   Series B-2, 9.50%, 7/01/02 .................................................................             5,000            5,061
   Series B-2, 9.45%, 7/01/03 .................................................................            20,000           20,181
   Series C-2, 9.05%, 7/01/03 .................................................................            40,000           41,074
   Series D-2, 9.00%, 7/01/03 .................................................................           115,000          118,061
   Series E-1, 8.70%, 7/01/03 .................................................................           140,000          143,604
   Sub Series B-2, 8.70%, 7/01/04 .............................................................           280,000          288,504
   Sub Series D, 8.45%, 7/01/04 ...............................................................           125,000          125,659
                                                                                                                    --------------
                                                                                                                         5,625,988
                                                                                                                    --------------

VERMONT .3%
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
   Series A, AMBAC Insured, 6.00%, 12/01/23 ...................................................        15,000,000       15,544,500
                                                                                                                    --------------

VIRGINIA .4%
Virginia Beach Development Authority Residential Care Facility Mortgage Revenue, Westminster
   Canterbury Project, Series A,
   7.125%, 11/01/23 ...........................................................................         5,000,000       4,957,350
   7.25%, 11/01/32 ............................................................................         9,000,000       9,012,420
Virginia State HDA, Commonwealth Mortgage, Series D, Sub Series D-3, 6.125%, 1/01/19 ..........         9,715,000       9,999,844
                                                                                                                    --------------
                                                                                                                        23,969,614
                                                                                                                    --------------

WEST VIRGINIA .3%
West Virginia State Hospital Finance Authority Hospital Revenue, Logan General Hospital
   Project, Refunding and Improvement, 7.25%, 7/01/20 .........................................        15,000,000       12,822,300
West Virginia State Water Development Authority Revenue, Solid Waste Management, Series C,
   8.125%, 8/01/15 ............................................................................         2,215,000        2,282,314
                                                                                                                    --------------
                                                                                                                        15,104,614
                                                                                                                    --------------

WISCONSIN .3%
Kaukauna Environmental Improvement Revenue, International Paper Company Project, Series A,
   6.70%, 5/01/24 .............................................................................         4,100,000        4,223,246
Wisconsin Housing and EDA, Homeownership Revenue, Series C, 6.15%, 9/01/17 ....................         2,275,000        2,349,734

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WISCONSIN (CONT.)
Wisconsin State Health and Educational Facilities Authority Revenue,
   Clement Manor, Refunding, 5.75%, 8/15/24 ...................................................    $    4,000,000   $    3,234,120
   Franciscan Skemp Medical Center Inc. Project, 6.25%, 11/15/20 ..............................         9,510,000        9,882,221
                                                                                                                    --------------
                                                                                                                        19,689,321
                                                                                                                    --------------

WYOMING .2%
Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A, 6.05%, 7/15/26 ...........        10,500,000       10,616,620
Wyoming CDA, Housing Revenue, Series 1, 6.15%, 6/01/17 ........................................         1,000,000        1,033,800
                                                                                                                    --------------
                                                                                                                        11,650,420
                                                                                                                    --------------
TOTAL BONDS ...................................................................................                      5,159,226,531
                                                                                                                    --------------

ZERO COUPON BONDS 5.5%
CALIFORNIA 4.3%
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, 1/15/31 ...................................................         4,000,000         601,360
   Capital Appreciation, Refunding, 1/15/36 ...................................................         4,000,000         440,160
   Capital Appreciation, Refunding, MBIA Insured, 1/15/22 .....................................        49,115,000       13,220,776
   Convertible Capital Appreciation, Refunding, 1/15/23 .......................................        35,000,000       20,265,700
   Convertible Capital Appreciation, Refunding, 1/15/34 .......................................         4,500,000          561,015
San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
   7/1/09 .....................................................................................         3,750,000        2,482,950
   7/1/10 .....................................................................................         4,500,000        2,816,325
   7/1/12 .....................................................................................         4,500,000        2,492,910
   7/1/13 .....................................................................................         4,250,000        2,203,583
   7/1/14 .....................................................................................         2,250,000        1,092,038
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   junior lien, ETM, 1/01/04 ..................................................................         7,400,000        6,419,130
   junior lien, ETM, 1/01/05 ..................................................................         8,000,000        6,634,560
   junior lien, ETM, 1/01/06 ..................................................................         9,000,000        7,128,810
   junior lien, ETM, 1/01/07 ..................................................................         9,400,000        7,104,426
   junior lien, ETM, 1/01/08 ..................................................................        10,400,000        7,492,784
   junior lien, ETM, 1/01/09 ..................................................................        21,900,000       14,940,180
   junior lien, ETM, 1/01/10 ..................................................................        15,000,000        9,658,200
   junior lien, ETM, 1/01/12 ..................................................................        30,100,000       17,248,504
   junior lien, ETM, 1/01/24 ..................................................................        52,700,000       14,470,893
   junior lien, ETM, 1/01/25 ..................................................................        45,200,000       11,714,484
   junior lien, ETM, 1/01/26 ..................................................................       131,900,000       32,258,783
   junior lien, ETM, 1/01/27 ..................................................................       139,100,000       32,097,325
   senior lien, Refunding, Series A, 1/15/23 ..................................................        20,000,000       12,887,600
   senior lien, Refunding, Series A, 1/15/24 ..................................................        20,000,000       12,864,400
                                                                                                                    --------------
                                                                                                                       239,096,896
                                                                                                                    --------------

FLORIDA .2%
Miami-Dade County Special Obligation,
   Capital Appreciation, Series B, MBIA Insured, 10/01/28 .....................................        11,860,000        2,268,699
   Capital Appreciation, Series B, MBIA Insured, 10/01/29 .....................................        20,000,000        3,596,800
   Capital Appreciation, Series B, MBIA Insured, 10/01/32 .....................................         7,780,000        1,161,243
   Capital Appreciation, Series B, MBIA Insured, 10/01/33 .....................................         2,000,000          281,320
   Capital Appreciation, Series B, MBIA Insured, 10/01/35 .....................................         6,765,000          845,151
   sub. lien, Series B, MBIA Insured, 10/01/34 ................................................         3,895,000          516,321
                                                                                                                    --------------
                                                                                                                         8,669,534
                                                                                                                    --------------

ILLINOIS .2%
Robbins Resource Recovery Revenue, Restructuring Project, Series D, 10/15/09 ..................        22,651,189       10,532,803
                                                                                                                    --------------

NEBRASKA .1%
Kearney IDR, Great Platte River Road, Capital Appreciation, zero cpn. to 1/01/06, 7.00%
thereafter,
   1/01/11 ....................................................................................         4,255,000        2,650,269
   1/01/17 ....................................................................................         8,895,000        5,329,172
                                                                                                                    --------------
                                                                                                                         7,979,441
                                                                                                                    --------------

FRANKLIN TAX-FREE TRUST

                                                                                                       PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS (CONT.)
   NEW YORK .2%
   MAC for City of Troy, Capital Appreciation, Series C, MBIA Insured,
          7/15/21 ..............................................................................    $      428,010    $     133,342
          1/15/22 ..............................................................................           649,658          196,002
   Westchester Tobacco Asset Securitization Corp. Revenue, Capital Appreciation, zero cpn
      to 7/15/02, 6.75% thereafter, 7/15/29 ....................................................        15,000,000       13,716,900
                                                                                                                      -------------
                                                                                                                         14,046,244
                                                                                                                      -------------
   OHIO .1%
   Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
      zero cpn. to 12/01/01,
          6.30% thereafter, 12/01/05 ...........................................................         1,700,000        1,654,219
          6.40% thereafter, 12/01/06 ...........................................................         1,685,000        1,654,940
          6.50% thereafter, 12/01/07 ...........................................................         1,750,000        1,730,838
          6.90% thereafter, 12/01/16 ...........................................................         2,500,000        2,485,025
                                                                                                                      -------------
                                                                                                                          7,525,022
                                                                                                                      -------------
   SOUTH CAROLINA
   Connector 2000 Association Inc. Toll Road Revenue, Series B,
          1/1/30 ...............................................................................           750,000           84,908
          1/1/33 ...............................................................................        20,750,000        1,879,743
                                                                                                                      -------------
                                                                                                                          1,964,651
                                                                                                                      -------------
   TENNESSEE .3%
   Johnson City Health and Educational Facilities Board Hospital Revenue,
      Refunding, First Mortgage Mountain States Health, Series A, MBIA Insured,
          7/1/27 ...............................................................................        19,365,000        3,935,936
          7/1/28 ...............................................................................        19,400,000        3,735,858
          7/1/29 ...............................................................................        19,365,000        3,514,554
          7/1/30 ...............................................................................        19,370,000        3,313,432
                                                                                                                      -------------
                                                                                                                         14,499,780
                                                                                                                      -------------
   TOTAL ZERO COUPON BONDS .....................................................................                        304,314,371
                                                                                                                      -------------
   TOTAL LONG TERM INVESTMENTS (COST $5,577,772,292) ...........................................                      5,463,540,902
                                                                                                                      -------------
(a)SHORT TERM INVESTMENTS 1.2%
   Berkeley County Revenue, Bayer Corp. Project, Daily VRDN and Put, 4.35%, 3/01/09 ............         2,000,000        2,000,000
   Delta County EDC, Environmental Improvement Revenue, Mead Escanaba Paper Project,
      Refunding, Series C, Daily VRDN and Put, 4.25%, 12/01/23 .................................         3,900,000        3,900,000
   Harris County IDC, Shell Oil Co. Project, Refunding, Daily VRDN and Put, 4.30%, 4/01/27 .....         1,000,000        1,000,000
   Hillsborough County IDA, PCR, Daily VRDN and Put, 4.25%, 5/15/18 ............................         8,900,000        8,900,000
   Jackson County PCR, Chevron USA Inc. Project, Daily VRDN and Put, 4.30%, 6/01/23 ............         1,000,000        1,000,000
   Long Island Power Authority Electric System Revenue, Sub Series 5, Daily VRDN and Put,
      4.30%, 5/01/33 ...........................................................................         2,800,000        2,800,000
   Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc.,
      1st Stage, ACES, Refunding, Daily VRDN and Put, 4.35%, 9/01/06 ...........................           700,000          700,000
   Massachusetts State Water Resource Authority Revenue, Multi-Modal Project, sub. lien,
      Series B, AMBAC Insured, Weekly VRDN and Put, 4.00%, 8/01/28 .............................         8,900,000        8,900,000
   McIntosh IDB, Environmental Improvement Revenue, Refunding, Series D, Daily VRDN and
      Put, 4.30%, 7/01/28 ......................................................................         5,300,000        5,300,000
   Midland County EDC, Limited Obligation Revenue, Dow Chemical Co. Project, Refunding,
      Series B, Daily VRDN and Put, 4.30%, 12/01/15 ............................................         2,000,000        2,000,000
   Mt. Vernon PCR, General Electric Co. Project, Refunding, Daily VRDN and Put,
      4.35%, 11/01/18 ..........................................................................         6,200,000        6,200,000
   New York City GO, Daily VRDN and Put, 4.15%, 8/01/17 ........................................         1,000,000        1,000,000
   North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital
      Project, Refunding, Daily VRDN and Put, 4.35%, 4/01/10 ...................................           500,000          500,000
   Orange County School Board COP, Series B, Daily VRDN and Put, 4.30%, 8/01/25 ................         3,300,000        3,300,000
   Port Arthur Navigation District IDC, American Petrofina Inc., Daily VRDN and Put,
      4.30%, 5/01/03 ...........................................................................         1,900,000        1,900,000
   Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
      Structure, Series 2, Daily VRDN and Put, 4.05%, 5/01/19 ..................................         8,900,000        8,900,000
   Princeton PCR, PSI Energy Inc. Project, Refunding, Daily VRDN and Put, 4.25%, 4/01/22 .......           600,000          600,000
   Uinta County PCR, Chevron USA Inc. Project, Refunding, Daily VRDN and Put, 4.30%, 8/15/20 ...         4,500,000        4,500,000

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)SHORT TERM INVESTMENTS (CONT.)
   Washington State Health Care Facilities Authority Revenue, Sisters of Providence,
          Series C, Daily VRDN and Put, 4.35%, 10/01/05 ......................................       $    1,300,000   $    1,300,000
          Series E, Daily VRDN and Put, 4.35%, 10/01/05 ......................................            2,300,000        2,300,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $67,000,000) ...........................................                            67,000,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $5,644,772,292) 99.1% .............................................                         5,530,540,902
   OTHER ASSETS, LESS LIABILITIES .9% ........................................................                            52,898,392
                                                                                                                      --------------
   NET ASSETS 100.0% .........................................................................                        $5,583,439,294
                                                                                                                      ==============

See glossary of terms on page 115.


(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on when-issued or delayed delivery basis.

(c)  See Note 6 regarding defaulted securities.

(d) The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND


                                                        SIX MONTHS
                                                           ENDED
                                                         AUGUST 31,                       YEAR ENDED FEBRUARY 28,
                                                            2000       -----------------------------------------------------------
CLASS A                                                 (UNAUDITED)      2000(e)         1999      1998       1997       1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $  10.99       $  11.96        $  11.92   $  11.61   $  11.68   $  11.28
                                                        --------------------------------------------------------------------------
Income from investment operations:
    Net investment income(a) .....................           .30            .60             .61        .63        .64        .65
    Net realized and unrealized gains (losses)               .42           (.96)            .05        .32       (.06)       .39
                                                        --------------------------------------------------------------------------
Total from investment operations .................           .72           (.36)            .66        .95        .58       1.04
                                                        --------------------------------------------------------------------------
Less distributions from net investment income ....          (.30)(d)       (.61)(f,g)      (.62)      (.64)      (.65)      (.64)
                                                        --------------------------------------------------------------------------
Net asset value, end of period ...................      $  11.41       $  10.99        $  11.96   $  11.92   $  11.61   $  11.68
                                                        ==========================================================================
Total return(b) ..................................          6.67%         (3.08)%          5.63%      8.37%      5.13%      9.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................      $621,190       $617,407        $681,818   $636,929   $574,691   $564,864
Ratios to average net assets:
    Expenses .....................................           .66%(c)        .65%            .65%       .66%       .64%       .65%
    Net investment income ........................          5.36%(c)       5.23%           5.06%      5.34%      5.58%      5.65%
Portfolio turnover rate ..........................         13.49%         21.21%           5.43%     12.77%      8.87%     12.04%

CLASS B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $   11.00      $  10.89
                                                        ------------------------
Income from investment operations:
    Net investment income(a) .....................            .27           .06
    Net realized and unrealized gains ............            .44           .10
                                                        ------------------------
Total from investment operations .................            .71           .16
                                                        ------------------------
Less distributions from net investment income ....           (.27)(d)      (.05)
                                                        ------------------------
Net asset value, end of period ...................      $   11.44      $  11.00
                                                        ========================
Total return(b) ..................................           6.54%         1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................      $   2,506      $    226
Ratios to average net assets:
    Expenses .....................................           1.22%(c)      1.20%(c)
    Net investment income ........................           4.76%(c)      4.66%(c)
Portfolio turnover rate ..........................          13.49%        21.21%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d) Includes distributions in excess of net investment income in the amount of $.004.

(e) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(f) Includes distributions in excess of net investment income in the amount of $.006.

(g)  The fund made a capital gain distribution of $.003.

FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND (CONT.)

                                                    SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28,
                                                    AUGUST 31, 2000    -----------------------------------------------------------
CLASS C                                              (UNAUDITED)         2000           1999        1998       1997       1996(g)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $ 11.05          $ 12.03         $ 11.98     $ 11.66    $ 11.72    $ 11.30
                                                    ------------------------------------------------------------------------------
Income from investment operations:
    Net investment income(a) ...................          .27              .54             .54         .56        .57        .49
    Net realized and unrealized gains (losses)            .42             (.98)            .06         .33       (.05)       .40
                                                    ------------------------------------------------------------------------------
Total from investment operations ...............          .69             (.44)            .60         .89        .52        .89
                                                    ------------------------------------------------------------------------------
Less distributions from net investment income ..         (.27)(d)         (.54)(e,f)      (.55)       (.57)      (.58)      (.47)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period .................      $ 11.47          $ 11.05         $ 12.03     $ 11.98    $ 11.66    $ 11.72
                                                    ------------------------------------------------------------------------------
Total return(b) ................................         6.34%           (3.69)%          5.09%       7.84%      4.57%      8.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $47,588          $46,403         $48,715     $28,139    $13,095    $ 4,542
Ratios to average net assets:
    Expenses ...................................         1.22%(c)         1.20%           1.21%       1.21%      1.21%      1.23%(c)
    Net investment income ......................         4.80%(c)         4.67%           4.50%       4.77%      5.01%      5.15%(c)
Portfolio turnover rate ........................        13.49%           21.21%           5.43%      12.77%      8.87%     12.04%

(a)  Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d) Includes distributions in excess of net investment income in the amount of $.004.

(e) Includes distributions in excess of net investment income in the amount of $.005.

(f)  The fund made a capital gain distribution of $.003.

(g)  For the period May 1, 1995 (effective date) to February 29, 1996.


                        See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                            PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                      AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.3%
BONDS 98.2%
Aberdeen Township, Refunding, FGIC Insured, 5.70%, 2/01/22 .............................................   $ 4,100,000   $ 4,176,424
Allamuchy Town Board of Education COP, MBIA Insured, 6.00%, 11/01/14 ...................................     1,000,000     1,044,790
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, MBIA Insured, ETM,
       7.40%, 7/01/16 ..................................................................................     9,500,000    11,464,125
Atlantic County Utilities Authority, Solid Waste Revenue,
       7.00%, 3/01/08 ..................................................................................     2,000,000     1,952,500
       7.125%, 3/01/16 .................................................................................     6,600,000     6,377,250
Bedminister Township Board of Education COP, Pre-Refunded, 7.125%, 9/01/10 .............................     2,000,000     2,066,340
Bergen County Utility Authority Solid Waste System Revenue, Series A, FGIC Insured, 6.25%, 6/15/11 .....     1,325,000     1,385,023
Camden County Improvement Authority Health System Revenue, Catholic Health East, Series B, AMBAC Insured,
    5.00%, 11/15/28 ....................................................................................    11,600,000    10,496,608
Cape May County IPC, Financing Authority Revenue, Atlantic City Electric Co., Refunding, Series A,
    MBIA Insured, 6.80%, 3/01/21 .......................................................................     5,400,000     6,329,988
Carteret Board of Education COP, MBIA Insured,
       5.75%, 1/15/30 ..................................................................................     1,155,000     1,168,386
       Pre-Refunded, 6.25%, 4/15/19 ....................................................................     2,750,000     2,986,225
Church Street Corp. Keansburg Elderly Housing Mortgage Revenue, Refunding, 5.625%, 3/01/11 .............     1,890,000     1,918,898
Delaware River and Bay Development Authority Revenue,
       FGIC Insured, 5.25%, 1/01/26 ....................................................................    10,200,000     9,758,952
Series A, AMBAC Insured, 5.75%, 1/01/29 ................................................................     4,000,000     4,089,840
Delaware River Port Authority Pennsylvania and New Jersey Revenue, Delaware River Bridges Revenue,
    FSA Insured, 5.75%,
       1/01/22 .........................................................................................     8,500,000     8,702,385
       1/01/26 .........................................................................................    10,000,000    10,216,100
East Orange GO, Water Utility, AMBAC Insured, 5.70%,
       6/15/23 .........................................................................................     1,200,000     1,225,128
       6/15/24 .........................................................................................     1,385,000     1,412,949
       6/15/25 .........................................................................................     1,465,000     1,493,450
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc.
    Project, Refunding,
       Series A, 6.85%, 12/01/29 .......................................................................     1,375,000     1,429,120
       Series B, 7.00%, 12/01/29 .......................................................................     1,250,000     1,270,188
Guam Power Authority Revenue, Refunding, Series A, 5.25%, 10/01/34 .....................................     4,000,000     3,691,240
Hamilton Township Board of Education COP, Series B, FSA Insured, 7.00%, 12/15/15 .......................     4,670,000     4,831,349
Higher Education Student Assistance Authority, Student Loan Revenue, Series A, MBIA Insured,
       6.15%, 6/01/19 ..................................................................................     2,500,000     2,593,225
Highland Park School District GO, Refunding, MBIA Insured, 5.125%, 2/15/25 .............................     7,120,000     6,744,847
Howell Township GO, Refunding, FGIC Insured, 6.80%, 1/01/14 ............................................     1,750,000     1,835,715
Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project, Series A,
       6.125%, 1/01/29 .................................................................................     6,510,000     6,233,325
Jersey City GO, Series A, FSA Insured, 5.625%, 3/01/20 .................................................     1,000,000     1,020,780
Lafayette Yard Community Development Revenue, Hotel/Conference Center Project, Trenton Guaranteed,
    MBIA Insured,
       6.00%, 4/01/29 ..................................................................................     1,750,000     1,827,910
       5.80%, 4/01/35 ..................................................................................     2,520,000     2,573,802
Middlesex County COP, MBIA Insured, Pre-Refunded, 6.125%, 2/15/19 ......................................     1,300,000     1,380,340
Middletown Township GO, Board of Education, MBIA Insured, 5.85%,
       8/01/24 .........................................................................................     4,295,000     4,407,357
       8/01/25 .........................................................................................     4,300,000     4,409,994
New Jersey EDA,
       EDR, School Revenue, Blair Academy, 1995 Project, Series N, 6.90%, 12/01/11 .....................     3,370,000     3,497,723
       EDR, School Revenue, Blair Academy, 1995 Project, Series P, 6.90%, 12/01/11 .....................       375,000       389,213
       Heating and Cooling Revenue, Trigen-Trenton Project, Series A, 6.20%, 12/01/10 ..................     6,370,000     6,405,927
       Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.10%, 12/01/04 ..................     2,910,000     2,930,137
       Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.20%, 12/01/07 ..................     2,720,000     2,742,603
       Lease Revenue, International Center for Public Health Project, University of Medicine and
               Dentistry, AMBAC Insured, 6.00%, 6/01/32 ................................................     5,000,000     5,216,650
       Market Transition Facilities Revenue, senior lien, Series A, MBIA Insured, 5.875%, 7/01/11 ......     3,000,000     3,166,530
       Natural Gas Facilities Revenue, New Jersey Natural Gas Co. Project, Series A, AMBAC Insured,
               6.25%, 8/01/24 ..........................................................................     8,200,000     8,543,908
       PCR, Jersey Central Power and Light, 7.10%, 7/01/15 .............................................       550,000       573,997
       School Revenue, Blair Academy, 1995 Project, Series A, 5.85%, 9/01/16 ...........................     1,640,000     1,670,438
       State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20 ..     4,605,000     4,686,416
       Terminal Revenue, GATX Terminals Corp. Project, 6.65%, 9/01/22 ..................................     7,440,000     7,601,225
       Water Facilities Revenue, Hackensack Water Co. Project, Refunding, Series A, MBIA Insured,
               5.80%, 3/01/24 ..........................................................................     1,000,000     1,012,150
       Water Facilities Revenue, Middlesex Water Co. Project, 7.25%, 7/01/21 ...........................     6,000,000     6,210,840

FRANKLIN TAX-FREE TRUST

                                                                                                             PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                      AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New Jersey EDA Revenue,
       Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16 ............    $ 2,500,000   $ 2,483,050
       Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ...........................      5,110,000     5,109,438
       Transportation Project, sub. lease, Series A, FSA Insured, 5.25%, 5/01/17 ......................      5,000,000     4,944,950
       Transportation Project, sub. lease, Series A, FSA Insured, 5.00%, 5/01/18 ......................      2,000,000     1,894,300
New Jersey Health Care Facilities Financing Authority Revenue,
       Atlantic City Medical Center, Series C, 6.80%, 7/01/11 .........................................      2,500,000     2,603,225
       Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 ...............................      7,500,000     6,744,450
       Berkeley Heights Convalescent Hospital, AMBAC Insured, 5.00%, 7/01/26 ..........................      6,000,000     5,450,340
       Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ..............................................      5,725,000     5,203,510
       Cathedral Health Services, Pre-Refunded, 7.25%, 2/15/21 ........................................      2,020,000     2,085,589
       Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 .............................      5,000,000     4,797,600
       Cathedral Health Services, Series A, FHA Insured, Pre-Refunded, 7.25%, 2/15/10 .................      9,230,000     9,529,698
       Christian Health Care Center, Refunding, Series A, 5.50%, 7/01/18 ..............................      1,200,000     1,018,224
       East Orange General Hospital, Series B, 7.75%, 7/01/20 .........................................      5,445,000     5,574,428
       Franciscan St. Mary's Hospital, 5.875%, 7/01/12 ................................................      4,850,000     5,118,399
       Hackensack University Medical Center, 6.00%, 1/01/34 ...........................................     10,000,000    10,021,900
       Holy Name Hospital, 6.00%, 7/01/25 .............................................................      3,000,000     2,745,450
       Holy Name Hospital, AMBAC Insured, 5.25%, 7/01/20 ..............................................      4,380,000     4,217,809
       Jersey Shore Medical Center, Refunding, AMBAC Insured, 5.875%, 7/01/24 .........................        975,000       983,346
       JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ...........................      7,855,000     7,094,636
       Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 ....................      7,000,000     6,337,870
       Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 .........................      6,500,000     6,333,405
       Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 ..........................     20,000,000    18,893,800
       Monmouth Medical Center, Series C, FSA Insured, Pre-Refunded, 6.25%, 7/01/16 ...................      4,900,000     5,299,938
       Monmouth Medical Center, Series C, FSA Insured, Pre-Refunded, 6.25%, 7/01/24 ...................      8,250,000     8,923,365
       New Jersey Geriatric Center of Workmen's Circle Inc., Series A, FHA Insured, 8.00%, 2/01/28 ....        125,000       126,603
       Pascack Valley Hospital Association, 5.125%, 7/01/28 ...........................................      6,000,000     4,355,220
       Pascack Valley Hospital, Pre-Refunded, 6.90%, 7/01/21 ..........................................      3,565,000     3,706,816
       Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ........................................      5,000,000     4,947,400
       Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ....................................      2,000,000     1,811,160
       St. Barnabas Health, Refunding, Series B, MBIA Insured, 5.00%, 7/01/24 .........................      8,000,000     7,248,240
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%, 7/01/16 ........      1,000,000     1,023,920
       St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%, 7/01/26 ........      1,000,000     1,025,590
New Jersey State Building Authority Revenue, Refunding, 5.00%, 6/15/15 ................................      5,000,000     4,872,200
New Jersey State Educational Facilities Authority Revenue,
       Capital Improvement Funding Project, Series A, FSA Insured, 5.00%, 9/01/20 .....................      8,000,000     7,564,880
       FGIC Insured, 5.50%, 7/01/30 ...................................................................      6,615,000     6,556,920
       New Jersey Institute of Technology, Refunding, Series A, MBIA Insured, 6.00%, 7/01/24 ..........      1,455,000     1,492,859
       New Jersey Institute of Technology, Series A, MBIA Insured, 6.00%, 7/01/15 .....................      4,000,000     4,168,760
       Rider College, Series D, AMBAC Insured, 6.20%, 7/01/17 .........................................      3,000,000     3,095,100
       Rowan College, Series E, AMBAC Insured, 6.00%, 7/01/26 .........................................      9,810,000    10,123,724
       Seton Hall University Project, Series D, 7.00%, 7/01/21 ........................................      2,665,000     2,774,238
       Seton Hall University Project, Series D, Pre-Refunded, 7.00%, 7/01/21 ..........................      1,735,000     1,806,118
       Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ......................................      1,100,000     1,004,201
       Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ......................................      1,575,000     1,383,275
       University of Medical Dentistry, Series C, AMBAC Insured, 5.20%, 12/01/19 ......................      1,000,000       956,570
       University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 .....................      2,700,000     2,498,094
New Jersey State Facilities Educational Authority Revenue, Bloomfield College, Series A, 6.85%, 7/01/30      1,400,000     1,469,734
New Jersey State Highway Authority Garden State Parkway General Revenue,
       6.25%, 1/01/14 .................................................................................      2,195,000     2,271,693
       6.00%, 1/01/16 .................................................................................      2,615,000     2,641,438
       Pre-Refunded, 6.25%, 1/01/14 ...................................................................        305,000       318,255
New Jersey State Highway Authority Garden State Parkway Senior Parkway Revenue, 6.20%, 1/01/10 ........      5,000,000     5,536,450
New Jersey State Housing and Mortgage Finance Agency MFHR,
       Refunding, Series A, AMBAC Insured, 6.00%, 11/01/14 ............................................      5,000,000     5,207,900
       Refunding, Series A, AMBAC Insured, 6.05%, 11/01/20 ............................................     12,500,000    12,863,625
       Series A1, FSA Insured, 6.35%, 11/01/31 ........................................................      2,000,000     2,086,780

FRANKLIN TAX-FREE TRUST

                                                                                                            PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                      AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New Jersey State Housing and Mortgage Finance Agency MFHR, (cont.)
       Series B, FSA Insured, 6.25%, 11/01/26 ...........................................................  $ 2,000,000   $ 2,087,160
       Series E1, FSA Insured, 5.70%, 5/01/20 ...........................................................    6,000,000     6,099,480
       Series E1, FSA Insured, 5.75%, 5/01/25 ...........................................................    4,000,000     4,057,040
New Jersey State Housing and Mortgage Finance Agency Revenue,
       Home Buyer, Series J, MBIA Insured, 6.20%, 10/01/25 ..............................................    4,980,000     5,116,253
       Home Buyer, Series N, MBIA Insured, 6.35%, 10/01/27 ..............................................    4,000,000     4,121,240
       Home Buyer, Series U, MBIA Insured, 5.85%, 4/01/29 ...............................................   12,000,000    12,032,880
       Section 8, Refunding, Series 1, 6.70%, 11/01/28 ..................................................    2,885,000     3,007,843
       Section 8, Refunding, Series A, 6.95%, 11/01/13 ..................................................   12,400,000    12,945,972
       SFMR, Home Buyer, Series Z, MBIA Insured, 5.70%, 10/01/17 ........................................    6,325,000     6,445,744
New Jersey State Sports and Exposition Authority Convention Center Luxury Tax, Series A, MBIA
       Insured, Pre-Refunded,
       6.60%, 7/01/15 ...................................................................................    8,000,000     8,464,720
       6.25%, 7/01/20 ...................................................................................    5,000,000     5,260,150
New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants, Series A,
       AMBAC Insured, 6.125%, 9/15/15 ...................................................................    2,000,000     2,148,280
New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
       5.60%, 1/01/22 ...................................................................................    7,500,000     7,575,225
       5.50%, 1/01/25 ...................................................................................   16,300,000    16,322,168
Newark Board of Education, MBIA Insured, 5.875%, 12/15/14 ...............................................    3,250,000     3,394,138
North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%, 2/01/15 .................    2,000,000     1,957,720
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.85%, 3/15/28 .........    1,955,000     1,940,592
Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured,
       5.75%, 12/01/22 ..................................................................................    8,925,000     9,083,062
Passaic Valley Sewer Commissioners Sewer System Revenue, Refunding, Series D, AMBAC Insured,
       5.80%, 12/01/18 ..................................................................................    7,400,000     7,512,850
Port Authority of New York and New Jersey Revenue,
       Consolidated 71st Series, 6.50%, 1/15/26 .........................................................    2,500,000     2,538,350
       Consolidated 72nd Series, 7.35%, 10/01/27 ........................................................    7,000,000     7,393,750
       Consolidated 74th Series, 6.75%, 8/01/26 .........................................................    1,000,000     1,025,740
       Consolidated 84th Series, 6.00%, 1/15/28 .........................................................    1,125,000     1,141,661
       Consolidated 94th Series, 6.00%, 12/01/16 ........................................................    2,000,000     2,070,640
       Consolidated 94th Series, 6.00%, 6/01/17 .........................................................    5,000,000     5,174,650
       Consolidated 109th Series, FSA Insured, 5.375%, 7/15/27 ..........................................    2,500,000     2,418,775
       Delta Air Lines Special Project, Series 1, 6.95%, 6/01/08 ........................................    5,000,000     5,230,150
Port Authority of New York and New Jersey Special Obligation Revenue,
       4th Installment, Special Project, 6.75%, 10/01/11 ................................................    2,500,000     2,641,300
       John F. Kennedy International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ........................    8,000,000     8,090,560
Puerto Rico Commonwealth GO, Pre-Refunded, 6.45%, 7/01/17 ...............................................    3,000,000     3,287,460
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series B, 6.00%, 7/01/39 .........   10,000,000    10,527,800
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
       7.90%, 7/01/07 ...................................................................................      120,000       120,452
       7.75%, 7/01/08 ...................................................................................    1,350,000     1,355,090
       7.50%, 7/01/09 ...................................................................................      100,000       100,377
Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth Appropriation, Refunding,
       7.875%, 10/01/04 .................................................................................    1,000,000     1,012,800
Puerto Rico Electric Power Authority Revenue,
       Series T, 6.00%, 7/01/16 .........................................................................   11,535,000    11,998,130
       Series X, 6.00%, 7/01/15 .........................................................................    2,000,000     2,100,060
       Series X, Pre-Refunded, 6.125%, 7/01/21 ..........................................................    5,000,000     5,513,650
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured, 7.65%, 10/15/22 .........................      150,000       153,116
Puerto Rico HFC Revenue,
       MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .......................................................    4,025,000     4,109,123
       Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ...........................      125,000       146,861
Rutgers State University, Series A, 6.50%, 5/01/18 ......................................................    4,250,000     4,421,020
Salem County IPC, Financing Authority Revenue, Public Services, Electric and Gas Co., Refunding,
       Series D, MBIA Insured, 6.55%, 10/01/29 ..........................................................    5,000,000     5,295,350
South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured, 5.50%, 8/01/24 ......    1,720,000     1,722,838
South Jersey Transportation Authority Transportation Systems Revenue, AMBAC Insured, 5.00%, 11/01/29 ....   12,000,000    10,986,480
Union County Utilities Authority Solid Waste Revenue, sub. lease, Ogden Martin, Series A, AMBAC
       Insured, 5.35%, 6/01/23 ..........................................................................    2,850,000     2,720,012
University of Medicine and Dentistry COP, Series A, MBIA Insured, 5.00%, 9/01/22 ........................    1,700,000     1,584,111

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)


                                                                                              PRINCIPAL
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                     AMOUNT           VALUE
   ---------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding,
   Series A, 5.50%,
        10/01/15 .........................................................................   $  2,500,000   $  2,432,550
        10/01/18 .........................................................................      3,045,000      2,897,620
        10/01/22 .........................................................................      2,000,000      1,871,500
   West Orange County Board of Education COP, MBIA Insured, 5.625%, 10/01/29 .............      2,000,000      2,012,200
                                                                                                            ------------
   TOTAL BONDS ...........................................................................                   659,175,486
                                                                                                            ------------
   ZERO COUPON BONDS .1%
   Middlesex County COP, MBIA Insured, 6/15/24 ...........................................      1,000,000        262,840
                                                                                                            ------------
   TOTAL LONG TERM INVESTMENTS (COST $645,539,959) .......................................                   659,438,326
                                                                                                            ------------
(a) SHORT TERM INVESTMENTS .6%
    New Jersey EDA, PCR, Refunding, Exxon Project, Daily VRDN and Put,
      3.45%, 4/01/22 .....................................................................        100,000        100,000
    New Jersey EDA Revenue, El Dorado Terminals, Refunding, Series B,
    Daily VRDN and Put, 3.95%, 12/01/21 ..................................................        300,000        300,000
    New Jersey Sports and Exposition Revenue, Series C, MBIA Insured,
    Weekly VRDN and Put, 4.15%, 9/01/24 ..................................................        595,000        595,000
    Port Authority of New York and New Jersey Special Obligation Revenue,
           Versatile Structure, Obligation Series 2, Daily VRDN and Put, 4.05%, 5/01/19 ..      3,000,000      3,000,000
           Versatile Structure, Obligation Series 6, Daily VRDN and Put, 4.15%, 12/01/17..        200,000        200,000
   TOTAL SHORT TERM INVESTMENTS (COST $4,195,000) ........................................      4,195,000   ------------
   TOTAL INVESTMENTS (COST $649,734,959) 98.9% ...........................................                   663,633,326
   OTHER ASSETS, LESS LIABILITIES 1.1% ...................................................                     7,650,911
                                                                                                            ------------
   NET ASSETS 100.0% .....................................................................                  $671,284,237
                                                                                                            ============


See glossary of terms on page 115

   (a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights


FRANKLIN OREGON TAX-FREE INCOME FUND


                                                   SIX MONTHS ENDED
                                                     AUGUST 31,                            YEAR ENDED FEBRUARY 28,
                                                        2000         ---------------------------------------------------------------
CLASS A                                              (UNAUDITED)         2000         1999         1998         1997       1996(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............   $  10.81        $  11.83     $  11.86     $  11.55     $  11.60     $  11.22
                                                     --------        --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income(a) .................        .29             .58          .59          .62          .63          .63
        Net realized and unrealized gains (losses)        .43           (1.02)        (.01)         .31         (.05)         .38
                                                     --------        --------     --------     --------     --------     --------

Total from investment operations .................        .72            (.44)         .58          .93          .58         1.01
                                                     --------        --------     --------     --------     --------     --------
Less distributions from net investment income ....       (.29)           (.58)        (.61)        (.62)        (.63)        (.63)
                                                     --------        --------     --------     --------     --------     --------
Net asset value, end of period ...................   $  11.24        $  10.81     $  11.83     $  11.86     $  11.55     $  11.60
                                                     ========        ========    =========     ========     ========     ========
Total return(b) ..................................       6.79%          (3.76)%       5.12%        8.21%        5.13%        9.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................   $441,514        $432,675     $483,664     $427,022     $384,003     $375,415
Ratios to average net assets:
        Expenses .................................        .67%(c)         .66%         .67%         .67%         .66%         .66%
        Net investment income(a) .................       5.33%(c)        5.16%        5.00%        5.33%        5.52%        5.51%
Portfolio turnover rate ..........................       6.24%          24.58%       10.65%       12.18%        4.47%        6.52%

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............   $ 10.88         $ 11.90      $ 11.92      $ 11.61      $11.65       $ 11.23
                                                     --------        --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income(a) .................       .26             .52          .53          .56         .56           .47
        Net realized and unrealized gains (losses)       .44           (1.02)          --          .31        (.04)          .41
                                                     --------        --------     --------     --------     --------     --------
Total from investment operations .................       .70            (.50)         .53          .87         .52           .88
                                                     --------        --------     --------     --------     --------     --------
Less distributions from net investment income ....      (.26)           (.52)        (.55)        (.56)       (.56)         (.46)
                                                     --------        --------     --------     --------     --------     --------
Net asset value, end of period ...................   $ 11.32         $ 10.88      $ 11.90      $ 11.92      $ 11.61      $ 11.65
                                                     ========        ========     ========     ========     ========    =========
Total return(b) ..................................      6.54%          (4.36)%       4.59%        7.66%       4.59%         7.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................   $35,168         $34,071      $32,962      $15,946      $7,100       $ 2,044
Ratios to average net assets:
        Expenses .................................      1.22%(c)        1.21%        1.23%        1.22%       1.23%         1.24%(c)
        Net investment income ....................      4.78%(c)        4.62%        4.44%        4.74%       4.93%         4.87%(c)
Portfolio turnover rate ..........................      6.24%          24.58%       10.65%       12.18%       4.47%         6.52%

(a)  Based on average shares outstanding effective year ended February 29, 2000.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Annualized
(d)  For the period May 1, 1995 (effective date) to February 29, 1996 for Class
     C.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED)


                                                                                                     PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                   AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.8%
Bay Area Health District Hospital Facility Authority, Health Facilities Revenue,
 Evergreen Court Project, 7.25%, 10/01/14                                                           $ 2,000,000     $2,043,000
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services
 Project, Refunding,
        5.20%, 10/01/17                                                                               4,000,000      3,701,440
        5.125%, 10/01/28                                                                              4,500,000      3,907,890
Clackamas County GO, School District No. 86, 5.25%, 6/15/20                                           3,000,000      2,920,590
Clackamas County Health Facilities Authority Hospital Revenue, Adventist Health,
 Refunding, Series A, MBIA Insured, 6.35%, 3/01/09                                                    4,945,000      5,151,750
Clackamas County Hospital Facilities Authority Revenue,
        Gross Willamette Falls, Refunding, 5.75%, 4/01/15                                             2,250,000      2,112,413
        Jennings Lodge Project, 7.50%, 10/20/31                                                       2,990,000      3,050,637
        Kaiser Permanente, Series A, 6.50%, 4/01/11                                                   1,635,000      1,677,706
        Kaiser Permanente, Series A, 5.375%, 4/01/14                                                  2,500,000      2,437,650
        Sisters of Providence Project, 8.125%, 10/01/07                                                 110,000        110,309
        Willamette Falls Hospital Project, 6.00%, 4/01/19                                             1,000,000        950,600
        Willamette View Inc. Project, Refunding, 6.10%, 11/01/12                                        500,000        462,750
        Willamette View Inc. Project, Refunding, 6.30%, 11/01/21                                      1,500,000      1,349,820
Clairmont Water District Revenue, 6.50%, 2/01/12                                                      1,125,000      1,130,985
Deschutes County Hospital Facilities Authority Hospital Revenue, St. Charles
 Medical Center, Refunding, 6.00%, 1/01/13                                                            3,000,000      3,082,110
Douglas County Hospital Facilities Authority Revenue, Catholic Health Facilities,
 Series B, MBIA Insured, 6.00%, 11/15/15                                                              1,950,000      2,044,127
Eugene Electric Utility System Revenue, Pre-Refunded,
        6.65%, 8/01/10                                                                                  655,000        668,336
        6.70%, 8/01/11                                                                                  700,000        714,560
Eugene Public Safety Facilities, FGIC Insured, 5.70%, 6/01/16                                           500,000        512,215
Eugene Trojan Nuclear Project Revenue, Refunding, 5.90%, 9/01/09                                        770,000        771,101
Guam Airport Authority Revenue, Series B,
        6.60%, 10/01/10                                                                                 750,000        798,600
        6.70%, 10/01/23                                                                               1,900,000      2,017,268
Guam Power Authority Revenue,
        Refunding, Series A, 5.125%, 10/01/29                                                         2,000,000      1,832,260
        Refunding, Series A, 5.25%, 10/01/34                                                         10,000,000      9,228,100
        Series A, Pre-Refunded, 6.30%, 10/01/12                                                         825,000        874,442
Hermiston GO, AMBAC Insured, 6.00%, 8/01/15                                                           1,000,000      1,031,790
Klamath Falls Intercommunity Hospital Revenue, Merle West Medical Center Project,
        7.00%, 6/01/02                                                                                  780,000        796,832
        7.25%, 6/01/06                                                                                2,310,000      2,376,320
Lane County PCR, Weyerhaeuser Co. Project, Refunding, 6.50%, 7/01/09                                 11,575,000     12,108,955
Lebanon Wastewater Revenue, Refunding, 5.875%, 6/01/20                                                2,425,000      2,403,781
Linn County Community School District No. 9 GO, MBIA Insured, 5.375%, 6/15/30                         5,000,000      4,908,500
Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured,
 7.50%, 10/20/25                                                                                      1,225,000      1,345,797
Medford Hospital Facilities Authority Revenue,
        Asante Health System, Series A, MBIA Insured, 5.00%, 8/15/18                                  8,000,000      7,608,480
        Asante Health System, Series A, MBIA Insured, 5.00%, 8/15/24                                  5,300,000      4,949,458
        Gross Rogue Valley Health Services, MBIA Insured, Pre-Refunded, 6.75%, 12/01/20               4,475,000      4,588,218
Metropolitan Service District Convention Center GO, Series A, 6.25%, 1/01/13                          4,865,000      4,933,013
Multnomah County COP, Series A, 4.75%, 8/01/16                                                        1,000,000        931,550
Multnomah County Educational Facilities Revenue, University of Portland Project,
 6.00%, 4/01/25                                                                                       2,000,000      1,977,100
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
 6.85%, 3/15/28                                                                                       3,400,000      3,374,942
Oak Lodge Water District GO, AMBAC Insured,
        7.40%, 12/01/08                                                                                 215,000        237,128
        7.50%, 12/01/09                                                                                 215,000        237,511
Ontario Catholic Health Revenue, Dominican Sisters Holy Rosary, 6.10%, 11/15/17                       1,500,000      1,530,900
Oregon City Sewer Revenue, Pre-Refunded, 6.875%, 10/01/19                                             4,000,000      4,444,640
Oregon State Department of Administrative Services COP,
        Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24                                           29,000,000     27,237,960
        Series A, AMBAC Insured, 6.00%, 5/01/26                                                       2,000,000      2,096,080
        Series A, AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24                                         5,000,000      5,380,100
Oregon State Department of General Services COP,
        Real Property Financing Program, Series A, AMBAC Insured, Pre-Refunded,
         7.50%, 9/01/15                                                                                 750,000        765,000
        Refunding, Series D, MBIA Insured, 5.80%, 3/01/15                                             1,000,000      1,020,110
        Series F, AMBAC Insured, Pre-Refunded, 7.50%, 9/01/15                                           950,000        969,000
        Series G, AMBAC Insured, 6.25%, 9/01/15                                                         750,000        775,605

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)


                                                                                                     PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Oregon State Department of Transportation Revenue, Regional Light Rail Federal
 Westside Project, MBIA Insured,
        6.10%, 6/01/07                                                                              $ 2,000,000     $2,135,560
        6.20%, 6/01/08                                                                                2,500,000      2,671,600
        6.25%, 6/01/09                                                                                1,750,000      1,873,148
Oregon State EDR, Georgia-Pacific Corp. Project,
        Refunding, Series 183, 5.70%, 12/01/25                                                        1,500,000      1,352,160
        Series CLVII, 6.35%, 8/01/25                                                                 23,360,000     23,070,570
Oregon State Elderly Housing GO, Series A, 7.125%, 8/01/30                                              475,000        484,320
Oregon State GO,
        Alternative Energy Project, Refunding, Series D, 5.00%, 1/01/28                               4,265,000      3,868,568
        Board of Higher Education, 6.50%, 10/01/17                                                      750,000        761,618
        Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27                            6,000,000      5,436,720
        Board of Higher Education, Series A, 5.65%, 8/01/27                                           4,440,000      4,458,204
        Board of Higher Education, Series C, 5.65%, 8/01/27                                           1,460,000      1,463,957
        Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15                                910,000        950,695
        Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21                                455,000        469,210
        Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28                             1,950,000      1,846,280
        Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17                              1,410,000      1,467,965
        Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23                              2,015,000      2,077,888
        Elderly and Disabled Housing Authority, Series B, 6.375%, 8/01/24                             2,155,000      2,227,149
        Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22                              6,000,000      6,232,500
        State Board of Higher Education, Series A, 5.60%, 8/01/25                                     8,000,000      8,006,000
        State Board of Higher Education, Series A, 5.50%, 8/01/29                                     2,000,000      1,965,780
        Veteran's Welfare, Series 75, 5.85%, 10/01/15                                                   735,000        758,108
        Veteran's Welfare, Series 75, 5.875%, 10/01/18                                                  420,000        429,101
        Veteran's Welfare, Series 75, 6.00%, 4/01/27                                                  2,305,000      2,346,006
        Veteran's Welfare, Series 76A, 6.05%, 10/01/28                                                2,795,000      2,900,735
        Veteran's Welfare, Series 77, 5.30%, 10/01/29                                                 4,000,000      3,795,640
    (b) Veteran's Welfare, Series 80A, 5.70%, 10/01/32                                                6,000,000      5,990,940
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
        Reed College Project, Series A, 5.75%, 7/01/32                                               10,735,000     10,889,477
        Lewis and Clark College Project, Series A, MBIA Insured, 6.125%, 10/01/24                    10,500,000     10,867,080
Oregon State Housing and Community Services Department,
        Finance Housing Revenue, Multi-Unit, Series A, 6.80%, 7/01/13.                                6,710,000      6,914,856
        Finance Housing Revenue, Multi-Unit, Series A, 6.15%, 7/01/21                                   910,000        943,588
        Finance Housing Revenue, Multi-Unit, Series C, 6.85%, 7/01/22                                   180,000        185,126
        MFHR, Series B, 6.00%, 7/01/31                                                                5,000,000      5,054,050
        Mortgage Revenue SFM, Series A, 6.35%, 7/01/14                                                2,720,000      2,858,394
        Mortgage Revenue SFM, Series A, 6.40%, 7/01/18                                                1,080,000      1,125,565
        Mortgage Revenue SFM, Series A, 6.45%, 7/01/26                                                2,420,000      2,497,682
        Mortgage Revenue SFM, Series B, 6.875%, 7/01/28                                              10,655,000     11,072,889
        Mortgage Revenue SFM, Series C, 6.20%, 7/01/15                                                2,060,000      2,130,246
        Mortgage Revenue SFM, Series C, 6.40%, 7/01/26                                                  925,000        952,130
        Mortgage Revenue SFM, Series D, 6.80%, 7/01/27                                                1,750,000      1,798,580
Oregon State Solid Waste Disposal Facilities EDR, USG Corp. Project, Series 192,
 6.40%, 12/01/29                                                                                      3,500,000      3,510,675
Polk Marion and Benton Counties GO, School District No. 13J, FSA Insured, 5.80%,
 6/15/20                                                                                              1,985,000      2,041,473
Port Astoria GO, MBIA Insured, Pre-Refunded, 6.60%, 9/01/11                                             450,000        460,017
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15                                        945,000        963,324
Port of Portland International Airport Revenue, Portland International Airport,
        Series 7A, MBIA Insured, Pre-Refunded, 6.75%, 7/01/09                                         1,500,000      1,544,010
        Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21                                         3,000,000      3,493,548
        Series 12C, FGIC Insured, 5.00%, 7/01/18                                                      1,500,000      1,440,060
        Series 12C, FGIC Insured, 5.00%, 7/01/28                                                      2,500,000      2,289,575
        Series A, AMBAC Insured, 5.50%, 7/01/24                                                      22,000,000     22,114,180
Port of Portland International Airport Special Obligation Revenue, Delta Airlines
 Inc. Project, 6.20%, 9/01/22                                                                         4,000,000      3,938,680

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Port St. Helens PCR,
        Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27                                     $ 7,750,000     $6,868,283
        Portland General Electric Co. Project, Series A, 5.25%, 8/01/14                               3,600,000      3,435,732
Port Umpqua PCR, International Paper Co. Project, Refunding, Series B, 5.20%, 6/01/11.                1,200,000      1,156,752
Portland GO, Central City Streetcar Project, Series A,
        4.75%, 4/01/21                                                                                3,600,000      3,208,572
        5.00%, 4/01/24                                                                                2,000,000      1,831,100
Portland Hospital Facilities Authority Hospital Revenue, Legacy Health System, Refunding,
        Series A, AMBAC Insured, 6.70%, 5/01/21                                                       5,500,000      5,677,595
        Series B, AMBAC Insured, 6.70%, 5/01/21                                                       8,475,000      8,748,658
Portland Housing Authority MFR, Berry Ridge Project, 6.30%, 5/01/29                                   1,500,000      1,510,275
Portland Housing Authority Revenue, 7.10%, 7/01/15                                                    1,000,000      1,030,020
Portland Hydroelectric Power Revenue, Bull Run Project, Series C, 7.00%, 10/01/16                       635,000        636,213
Portland MFHR, Civic Stadium Housing Project, Series A, 6.00%, 3/01/17                                1,000,000      1,006,700
Portland Revenue, Limited Tax, Series A, 5.00%, 4/01/18                                               2,880,000      2,743,920
Portland Sewer System Revenue, Series A, Pre-Refunded, 6.25%, 6/01/15.                                9,100,000      9,737,819
Portland Urban Renewal and Redevelopment, Downtown Waterfront, Refunding,
 Series A, 6.40%, 6/01/08                                                                             5,555,000      5,722,317
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A,
 FSA Insured, Pre-Refunded, 9.00%, 7/01/09                                                               75,000         87,008
Puerto Rico Commonwealth GO, Pre-Refunded, 6.45%, 7/01/17                                             1,000,000      1,095,820
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y, 5.50%,
        7/01/26                                                                                       7,275,000      7,254,485
        7/01/36                                                                                      13,000,000     13,080,990
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
 Series A, 7.75%, 7/01/08                                                                               280,000        281,056
Puerto Rico Electric Power Authority Revenue, Series X,
        6.00%, 7/01/15                                                                                2,500,000      2,625,075
        5.50%, 7/01/25                                                                                2,600,000      2,571,998
Puerto Rico HFC, SFMR, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/27                             75,000         76,558
Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded,
 7.75%, 12/01/26                                                                                        395,000        464,082
Puerto Rico PBA Revenue,
        Government Facilities, Series B, 5.25%, 7/01/21                                               3,700,000      3,581,415
        Public Education and Health Facilities, Refunding, Series M, 5.75%, 7/01/15                   2,500,000      2,555,600
Salem Educational Facilities Revenue, Willamette University, Refunding, 6.10%, 4/01/14                1,000,000      1,036,270
Salem-Keizer GO, School District No. 24J, 5.00%, 6/01/19.                                            13,500,000     12,791,250
Taft-Nelscott-Delake Rural Fire Protection District, 6.00%, 6/01/16                                   1,110,000      1,138,516
Tri-County Metropolitan Transportation District Revenue, Limited Obligation,
 Airport Light Rail, Series 1, 5.65%, 6/01/29                                                        14,080,000     13,746,445
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding,
 Series A, 5.50%,
        10/01/15                                                                                      1,635,000      1,590,888
        10/01/18                                                                                      2,400,000      2,283,840
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
        7/01/18                                                                                       2,500,000      2,421,400
        7/01/21                                                                                       1,400,000      1,335,403
Washington, Multnomah and Yamhill Counties School District No. 1J, FSA Insured,
 5.60%, 4/01/20                                                                                       1,000,000      1,014,000
Washington County Housing Authority MFHR, Bethany Meadows II Project, 5.85%, 9/01/27                  1,435,000      1,441,944
Washington County School District No. 088 GO, J Sherwood, FSA Insured, 6.10%, 6/01/12                   190,000        199,598
Washington County Unified Sewer Agency Revenue, senior lien, Series A,
        AMBAC Insured, 6.20%, 10/01/10                                                                  470,000        495,285
        AMBAC Insured, Pre-Refunded, 6.125%, 10/01/12                                                 1,000,000      1,062,069
        Pre-Refunded, 6.20%, 10/01/10                                                                 3,530,000      3,758,849
Western Lane Hospital District Hospital Facilities Authority Revenue,
 Sisters of St. Joseph of Peace Health and Hospital Services,
 Refunding, MBIA Insured, 5.875%, 8/01/12                                                             4,400,000      4,635,796
                                                                                                                   -----------
TOTAL LONG TERM INVESTMENTS (COST $472,427,784)                                                                    475,644,652
                                                                                                                   -----------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                        AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------------
(a) SHORT TERM INVESTMENTS .3%
    Multnomah County Higher Educational Revenue, Concordia University Portland Project,
     Daily VRDN and Put, 4.35%, 12/01/29                                                                  $ 500,000      $500,000
    Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
     Weekly VRDN and Put, 3.75%, 12/01/15                                                                   500,000       500,000
    Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/28                                           300,000       300,000
                                                                                                                     ------------
TOTAL SHORT TERM INVESTMENTS (COST $1,300,000)                                                                          1,300,000
                                                                                                                     ------------
TOTAL INVESTMENTS (COST $473,727,784) 100.1%                                                                          476,944,652
OTHER ASSETS, LESS LIABILITIES (.1)%                                                                                     (262,626)
                                                                                                                     ------------
NET ASSETS 100.0%                                                                                                    $476,682,026
                                                                                                                     ============


See glossary of terms on page 115.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND



                                                        SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28,
                                                         AUGUST 31, 2000  ---------------------------------------------------------
CLASS A                                                   (UNAUDITED)          2000(e)    1999      1998     1997         1996
-------                                                   -----------          -------    ----      ----     ----         ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................         $9.55            $10.52     $10.56    $10.39    $10.44     $ 10.16
                                                            --------          --------   --------  --------  --------    --------
Income from investment operations:
  Net investment income(a) ..........................           .27               .53        .55       .58       .60         .62
  Net realized and unrealized gains (losses) ........           .41              (.97)      (.02)       32      (.04)        .29
                                                            --------          --------   --------  --------  --------    --------
Total from investment operations ....................           .68              (.44)       .53       .90       .56         .91
                                                            --------          --------   --------  --------  --------    --------
Less distributions from:
  Net investment income .............................          (.27)             (.53)      (.55)     (.58)     (.61)       (.63)
  In excess of net investment income ................            --(d)             --(f)    (.01)     (.01)       --          --
  Net realized gains ................................            --                --(g)    (.01)     (.14)       --          --
                                                            --------          --------   --------  --------  --------    --------
Total distributions .................................          (.27)             (.53)      (.57)     (.73)     (.61)       (.63)
                                                            --------          --------   --------  --------  --------    --------
Net asset value, end of period ......................         $9.96            $ 9.55     $10.52    $10.56    $10.39     $ 10.44
                                                            ========          ========   ========  ========  ========    ========
Total return(b) .....................................          7.18%            (4.24)%     5.11%     8.90%     5.53%       9.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................       $644,565          $639,004   $758,942  $713,141  $658,339    $639,847
Ratios to average net assets:
  Expenses ..........................................           .66%(c)           .66%       .65%      .65%      .64%        .64%
  Net investment income .............................          5.48%(c)          5.32%      5.17%     5.49%     5.84%       5.96%
Portfolio turnover rate .............................          6.08%            24.21%     11.11%    12.74%    22.24%       9.71%

CLASS B
-------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $9.55           $9.47
                                                      -----           -----
Income from investment operations:
  Net investment income(a) ....................         .24             .04
  Net realized and unrealized gains ...........         .42             .08
                                                      -----           -----
Total from investment operations ..............         .66             .12
                                                      -----           -----
Less distributions from net investment income .        (.24)(d)        (.04)
                                                      -----           -----
Net asset value, end of period ................       $9.97           $9.55
                                                      =====           =====
Total return(b) ...............................        6.99%           1.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $1,434            $186
Ratios to average net assets:
  Expenses ....................................        1.21%(c)        1.21%(c)
  Net investment income .......................        4.90%(c)        5.06%(c)
Portfolio turnover rate .......................        6.08%          24.21%

(a)  Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualize

(d) Includes distributions in excess of net investment income in the amount of $.0002.

(e) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(f) Includes distributions in excess of net investment income in the amount of $.0001.

(g)  The fund made a capital gain distribution of $.0002.

FRANKLIN TAX-FREE TRUST
Financial Highlights(continued)

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND(CONT.)



                                                        SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28,
                                                         AUGUST 31, 2000  ---------------------------------------------------------
CLASS C                                                   (UNAUDITED)      2000       1999          1998      1997       1996(h)
-------                                                   -----------      ----       ----          ----      ----       -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................   $9.60            $10.57       $10.61      $10.43    $10.47     $10.17
                                                        -------           -------      -------     -------   -------     ------
Income from investment operations:
  Net investment income(a) ...........................     .24               .48          .49         .52       .55        .47
  Net realized and unrealized gains (losses) .........     .41              (.97)        (.03)        .33      (.05)       .30
                                                        -------           -------      -------     -------   -------     ------
Total from investment operations .....................     .65              (.49)         .46         .85       .50        .77
                                                        -------           -------      -------     -------   -------     ------
Less distributions from:
  Net investment income ..............................    (.24)(d)          (.48)(e)     (.49)(g)    (.53)     (.54)      (.47)
  Net realized gains .................................      --               --(f)       (.01)       (.14)       --         --
                                                        -------           -------      -------     -------   -------     ------
Total distributions ..................................    (.24)             (.48)        (.50)       (.67)     (.54)      (.47)
                                                        -------           -------      -------     -------   -------     ------
Net asset value, end of period .......................  $10.01             $9.60       $10.57      $10.61    $10.43     $10.47
                                                        =======           =======      =======     =======   =======     ======
Total return(b) ......................................    6.85%            (4.76)%       4.50%       8.35%     4.98%      7.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................  $41,829           $40,973      $41,917     $25,899   $11,935     $3,110
Ratios to average net assets:
  Expenses ...........................................    1.21%(c)          1.21%        1.21%       1.21%     1.21%      1.22%(c)
  Net investment income ..............................    4.92%(c)          4.77%        4.61%       4.89%     5.22%      5.36%(c)
Portfolio turnover rate ..............................    6.08%            24.21%       11.11%      12.74%    22.24%      9.71%


(a)  Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d) Includes distributions in excess of net investment income in the amount of $.0002.

(e) Includes distributions in excess of net investment income in the amount of $.0001.

(f)  The fund made a capital gain distribution of $.0002.

(g) Includes distributions in excess of net investment income in the amount of $.004.

(h)  For the period May 1, 1995 (effective date) to February 29, 1996.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED)

                                                                                              PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                    AMOUNT        VALUE
------------------------------------------                                                    ------        -----
LONG TERM INVESTMENTS 98.7%
BONDS 98.0%
Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
  Refunding, 5.75%, 1/01/18 ..............................................................    $1,000,000    $1,016,250
Allegheny County Airport Revenue, Pittsburgh International Airport,
  Refunding, Series B, MBIA Insured, 5.00%, 1/01/19 ......................................     6,000,000     5,695,800
Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 .....................................     4,000,000     3,619,280
Allegheny County Higher Education Building Authority, Duquesne University Project,
  AMBAC Insured, 5.00%, 3/01/21 ..........................................................     1,000,000       934,340
Allegheny County Hospital Development Authority Revenue,
    Allegheny General Hospital Project, Series A, MBIA Insured,
      6.25%, 9/01/20 .....................................................................    10,000,000    10,896,400
    Allegheny Hospital, South Hills Health System, Series A, MBIA Insured,
      5.875%, 5/01/26 ....................................................................     1,700,000     1,721,250
    Health Center, Canterbury Place, AMBAC Insured, 5.375%, 12/01/21 .....................     4,500,000     4,369,275
    Health Center, University of Pittsburgh Medical Center, Series B, MBIA Insured,
      5.00%, 7/01/16 .....................................................................     4,000,000     3,782,120
    Health System, Series A, 6.50%, 11/15/30 .............................................    10,000,000    10,649,800
    University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured,
      5.625%, 4/01/27 ....................................................................    10,450,000    10,258,765
Allegheny County IDAR,
    Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ......................     2,000,000     1,970,380
    Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 .....................    10,000,000     8,740,000
    Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ......................     7,530,000     6,680,089
    Kaufmann Medical Project, Refunding, Series A, MBIA Insured, 6.80%, 3/01/15 ..........     1,000,000     1,050,380
Allegheny County Port Authority Special Revenue, Transportation Project,
    MBIA Insured, 6.125%, 3/01/29 ........................................................    15,000,000    15,663,000
Allegheny County RDA Tax Increment Revenue, Robinson Mall Project,
    Series A, 7.00%, 11/01/17 ............................................................     8,500,000     8,578,795
    Series B, 6.875%, 11/01/17 ...........................................................     2,600,000     2,623,296
Allegheny County RDAR, Home Improvement Loan, Refunding, Series A, 5.90%, 2/01/11 ........     1,555,000     1,589,459
Allegheny County Residential Finance Authority Mortgage Revenue,
    Ladies Grand Army Republic Health Facilities Project, Series G, FHA Insured,
      6.35%, 10/01/36 ....................................................................     1,930,000     1,969,160
    Lexington Home, Series E, 7.125%, 2/01/27 ............................................     3,620,000     3,673,395
    MFMR, Series D, FHA Insured, 7.50%, 6/01/33 ..........................................     1,400,000     1,431,738
    SF, Series FF-2, GNMA Secured, 6.00%, 11/01/31 .......................................     5,110,000     5,163,706
    SFM, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ......................................       720,000       702,259
    SFM, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ......................................     1,990,000     1,870,540
    SFMR, Series M, GNMA Secured, 7.90%, 6/01/11 .........................................       725,000       741,095
    SFMR, Series T, GNMA Secured, 6.95%, 5/01/17 .........................................       810,000       842,173
Beaver County Hospital Authority Revenue, Beaver County Medical Center Inc.,
    AMBAC Insured, Pre-Refunded, 6.625%, 7/01/10 .........................................     5,000,000     5,288,100
Beaver County IDA, PCR, Beaver Valley Project, Pennsylvania Power and Light,
  Refunding, Series A,  7.15%, 9/01/21 ...................................................     4,400,000     4,543,132
Bensalem Township, Refunding, FGIC Insured, 5.75%, 12/01/16 ..............................     3,000,000     3,135,060
Berks County Municipal Authority Revenue, FGIC Insured, Pre-Refunded, 7.00%, 5/15/18 .....     4,000,000     4,344,800
Bradford County IDA, Solid Waste Disposal Revenue, International Paper Co. Projects,
  Series A, 6.60%, 3/01/19 ...............................................................     2,500,000     2,544,725
Butler Area School District, Refunding, Series B, FGIC Insured, 5.00%, 10/01/26 ..........     5,000,000     4,597,450
Butler County IDA, PCR, Witco Corp. Project, Refunding, 5.85%, 12/01/23 ..................     2,000,000     1,897,720
Cambria County IDA, PCR, Pennsylvania Electric Co. Project, Refunding,
  Series A, MBIA Insured, 5.80%, 11/01/20 ................................................     5,000,000     5,081,400
Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .............     4,000,000     4,099,680
Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
  Asbury Place Project, Refunding, 6.50%, 2/01/36 ........................................     4,250,000     4,418,938
Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
    5.40%, 7/01/07 .......................................................................     1,000,000       925,530
    5.55%, 7/01/09 .......................................................................     2,365,000     2,150,589
    5.60%, 7/01/10 .......................................................................       600,000       536,286
    5.75%, 7/01/12 .......................................................................     1,795,000     1,574,395
    5.75%, 7/01/17 .......................................................................       700,000       582,757
    5.625%, 7/01/21 ......................................................................     1,500,000     1,189,875
Cranberry Township Municipal Authority Water and Sewer Revenue, MBIA Insured,
  5.125%, 12/01/26 .......................................................................     1,450,000     1,357,650
Dauphin County General Authority, Sub Series 0003, AMBAC Insured, 4.75%, 6/01/26 .........     1,000,000     1,010,090
Dauphin County General Authority Health System Revenue, Pinnacle Health System
  Project, Refunding, MBIA Insured, 5.50%, 5/15/17 .......................................     2,000,000     2,005,300
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital
  Project, Refunding,
    Series A, MBIA Insured, 6.50%, 7/01/12 ...............................................     4,500,000     4,735,755
    Series B, MBIA Insured, 6.25%, 7/01/16 ...............................................     5,000,000     5,187,750
Deer Lakes School District, Series A, FSA Insured, 5.00%, 1/15/23 ........................     1,000,000       929,970

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
------------------------------------------                                                                   ------        -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Delaware County Authority College Revenue,
   Cabrini College, Asset Guaranty, 5.875%, 7/01/29 ..................................................    $ 6,385,000    $ 6,439,017
   Eastern College, Series C, 5.625%, 10/01/28 .......................................................      2,210,000      1,953,088
   Haverford College, 5.75%, 11/15/29 ................................................................      3,500,000      3,542,525
   Haverford College, 6.00%, 11/15/30 ................................................................      1,750,000      1,823,658
Delaware County Authority Health Facility Revenue, Mercy Health Corp. Project,
 ETM, 6.00%, 12/15/26 ................................................................................     10,800,000     11,263,428
Delaware County Authority Healthcare Revenue, Mercy Health Corp. Southeastern,
 Series B, Pre-Refunded, 6.00%, 11/15/07 .............................................................      9,000,000      9,377,820
Delaware County IDAR,
   Philadelphia Electric, Refunding, Series 1991, 7.375%, 4/01/21 ....................................      5,000,000      5,185,850
   Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%, 6/01/29 .............................      2,000,000      2,060,720
Delaware County University Authority Revenue, Villanova University, Series A,
 MBIA Insured, 5.00%, 12/01/28 .......................................................................      3,000,000      2,726,190
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
 5.60%, 7/01/17 ......................................................................................      5,000,000      5,148,300
Erie County Hospital Authority Revenue,
  Nursing Home, Sarah A. Reed Retirement Center, Refunding, 5.625%, 7/01/14 ..........................      3,660,000      3,148,698
  St. Vincent Health Center Project, Series A, MBIA Insured, 6.375%, 7/01/22 .........................      7,000,000      7,258,020
Erie School District GO, AMBAC Insured, 5.80%, 9/01/29 ...............................................      3,000,000      3,059,190
Erie-Western Pennsylvania Port Authority General Revenue, 6.875%, 6/15/16 ............................        920,000        953,148
Hazleton Area School District, Series B, FGIC Insured, 5.00%, 3/01/23 ................................      4,455,000      4,142,393
Hazleton Health Services Authority Hospital Revenue,
  Hazleton General Hospital, 5.50%, 7/01/27 ..........................................................      2,475,000      1,974,555
Jeannette County Municipal Authority Sewer Revenue, Pre-Refunded, 7.00%, 7/01/17 .....................      1,250,000      1,304,788
Jeannette Health Service Authority Hospital Revenue, Jeannette District Memorial Hospital,
  Refunding, Series A, 6.00%, 11/01/18 ...............................................................        785,000        724,249
Lancaster County Hospital Authority Revenue, Health Center, Masonic Homes Project,
  Refunding, AMBAC Insured, 5.00%, 11/15/20 ..........................................................      1,600,000      1,490,128
Lawrence County IDA, PCR, Pennsylvania Power Co., New Castle Project, Refunding,
 7.15%, 3/01/17 ......................................................................................      5,595,000      5,777,005
Lebanon County Good Samaritan Hospital Authority Revenue, Good Samaritan Hospital Project,
  Refunding, 6.00%, 11/15/18 .........................................................................      2,500,000      2,304,525
Lehigh County General Purpose Authority Revenue,
   Good Shepard Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 ...................      5,000,000      4,690,450
   Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 ....................      4,000,000      3,606,160
   Lehigh Valley Hospital, Refunding, Series A, MBIA Insured, 5.875%, 7/01/15 ........................      1,000,000      1,031,890
   Muhlenburg Hospital Center, Series A, Pre-Refunded, 6.60%, 7/15/22 ................................      5,800,000      6,228,736
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding,
   Series A, MBIA Insured, 6.40%, 11/01/21 ...........................................................      5,000,000      5,220,250
   Series A, MBIA Insured, 6.15%, 8/01/29 ............................................................      5,550,000      5,744,861
   Series B, MBIA Insured, 6.40%, 9/01/29 ............................................................     10,000,000     10,589,900
Luzerne County IDA, Exempt Facility Revenue, Gas and Water Co. Project, Refunding,
  Series A, AMBAC Insured,
   7.00%, 12/01/17 ...................................................................................      5,000,000      5,508,550
   6.05%, 1/01/19 ....................................................................................      4,750,000      4,770,900
Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 .............................      5,000,000      5,045,100
Montgomery County Higher Education and Health Authority Revenue,
   Faulkeways At Gwynedd Project, 6.75%, 11/15/24 ....................................................        400,000        402,580
   Faulkeways At Gwynedd Project, 6.75%, 11/15/30 ....................................................      1,000,000      1,006,450
   Pottstown Memorial Medical Center Project, Pre-Refunded, 7.35%, 11/15/05 ..........................      1,315,000      1,385,984
   St. Joseph's University, Refunding, Connie Lee Insured, 6.50%, 12/15/22 ...........................      1,750,000      1,832,653
Montgomery County IDA, Retirement Community Revenue,
   Act Retirement-Life Communities, 5.25%, 11/15/28 ..................................................      5,000,000      4,211,350
   Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 .............................      4,850,000      4,544,499
   Adult Community Total Services, Series B, 5.75%, 11/15/17 .........................................      3,000,000      2,810,010
Montgomery County IDAR,
   PCR, Philadelphia Electric Co., Refunding, Series A, 7.60%, 4/01/21 ...............................      2,530,000      2,625,305
   PCR, Philadelphia Electric Co., Series B, MBIA Insured, 6.70%, 12/01/21 ...........................      5,000,000      5,225,000
   Resource Recovery, 7.50%, 1/01/12 .................................................................     10,000,000     10,238,800
Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Refunding,
   5.70%, 12/01/13 ...................................................................................      1,205,000      1,079,776
   5.75%, 12/01/17 ...................................................................................        500,000        434,160
   5.75%, 12/01/27 ...................................................................................      1,600,000      1,328,544
Muhlenberg School District GO, FGIC Insured, 6.00%, 9/01/23 ..........................................      4,000,000      4,169,960
Neshaminy School District GO, FGIC Insured, Pre-Refunded, 7.00%, 2/15/14 .............................      1,000,000      1,091,600
New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%, 3/01/28 ..............      2,250,000      1,975,905
North Hampton County IDAR, PCR, Metropolitan Edison Co., Refunding,
Series A, MBIA Insured, 6.10%, 7/15/21 ...............................................................      6,100,000      6,299,226

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
------------------------------------------                                                                  ------        -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Northeastern Pennsylvania Hospital and Educational Authority Revenue,
   Kings College Project, Refunding, Series B, 6.00%, 7/15/11 ....................................       $ 1,000,000    $ 1,015,450
   Kings College Project, Refunding, Series B, 6.00%, 7/15/18 ....................................         1,000,000        992,340
   Wilkes University, Refunding, 6.125%, 10/01/11 ................................................         5,000,000      5,000,900
Norwin School District GO, FGIC Insured, 6.00%, 4/01/30 ..........................................         5,000,000      5,165,050
Pennsylvania Convention Center Authority Revenue, Refunding, Series A, 6.60%, 9/01/09 ............         5,000,000      5,159,100
Pennsylvania EDA,
   Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 .............         3,000,000      3,443,370
   Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ..............         5,000,000      5,168,750
   Solid Waste Disposal Revenue, USG Corp. Project, 6.00%, 6/01/31 ...............................        10,650,000      9,984,375
Pennsylvania HFA,
   Rental Housing, Refunding, FNMA Insured, 5.75%, 7/01/14 .......................................        10,000,000     10,175,600
   SFM, Series 30, 7.30%, 10/01/17 ...............................................................           275,000        282,257
   SFM, Series 34-A, 6.85%, 4/01/16 ..............................................................         3,000,000      3,095,880
   SFM, Series 34-B, 7.00%, 4/01/24 ..............................................................         6,000,000      6,206,760
   SFM, Series 38, 6.125%, 10/01/24 ..............................................................         3,900,000      3,983,538
   SFM, Series 67-A, 5.85%, 10/01/18 .............................................................         5,000,000      5,046,650
   SFM, Series 1991, 7.15%, 4/01/15 ..............................................................         4,370,000      4,490,656
   SFMR, Refunding, Series 54-A, 6.15%, 10/01/22 .................................................         1,500,000      1,530,465
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,
   Philadelphia Funding Program, FGIC Insured, Pre-Refunded, 7.00%, 6/15/14 ......................         6,000,000      6,645,660
Pennsylvania State Financial Authority Revenue, Municipal Capital
 Improvements Program, Refunding,  6.60%, 11/01/09 ...............................................        12,565,000     13,381,474
Pennsylvania State Higher Educational Facilities Authority, College and University Revenues,
 Marywood University Project, 5.65%, 6/01/25 .....................................................         2,500,000      2,527,750
Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
   Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%, 11/15/21        17,000,000     17,190,904
   University of Pennsylvania Health Services, Refunding, Series A, 5.75%, 1/01/22 ...............        10,000,000      9,161,700
Pennsylvania State Higher Educational Facilities Authority Revenue,
   Allegheny College Project, Refunding, Series B, 6.125%, 11/01/13 ..............................         1,000,000      1,018,660
   Drexel University, Refunding, 6.375%, 5/01/17 .................................................         5,220,000      5,402,648
   Drexel University, Refunding, MBIA Insured, 5.75%, 5/01/22 ....................................         4,000,000      4,065,040
   Geneva College, 5.45%, 4/01/18 ................................................................         2,360,000      2,180,026
   Philadelphia College of Textiles and Science, 6.75%, 4/01/20 ..................................         3,040,000      3,136,277
   State System of Higher Education, Series N, MBIA Insured, 5.80%, 6/15/24 ......................         4,000,000      4,050,400
   State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 .......................         3,140,000      2,909,336
   Temple University, 7.40%, 10/01/10 ............................................................            30,000         30,069
   Thomas Jefferson University, AMBAC Insured, 5.00%, 7/01/19 ....................................         3,000,000      2,845,500
Pennsylvania State IDAR, Economic Revenue, AMBAC Insured, 6.00%, 1/01/12 .........................         4,250,000      4,462,330
Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured, 6.10%, 6/15/25         5,000,000      5,141,650
Philadelphia Gas Works Revenue,
   2nd Series, FSA Insured, 5.00%, 7/01/29 .......................................................        10,000,000      9,119,300
   12th Series B, MBIA Insured, ETM, 7.00%, 5/15/20 ..............................................         1,000,000      1,175,690
   14th Series A, Pre-Refunded, 6.375%, 7/01/26 ..................................................         3,360,000      3,589,622
   Refunding, 14th Series, 6.375%, 7/01/26 .......................................................         6,740,000      6,812,859
Philadelphia GO, FSA Insured, 5.00%, 3/15/28 .....................................................        10,000,000      9,162,700
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
   Albert Einstein Medical Center, Pre-Refunded, 7.30%, 10/01/08 .................................         5,225,000      5,485,623
   Children's Hospital, Refunding, Series A, 5.00%, 2/15/21 ......................................         2,465,000      2,190,054
   Children's Seashore House, Series A, 7.00%, 8/15/17 ...........................................         1,000,000      1,039,030
   Children's Seashore House, Series B, 7.00%, 8/15/22 ...........................................         2,600,000      2,697,084
   Frankford Hospital, Series A, ETM, 6.00%, 6/01/14 .............................................         2,500,000      2,631,650
   Temple University Hospital, 5.875%, 11/15/23 ..................................................         5,000,000      4,264,850
Philadelphia Municipal Authority Revenue, Lease, Refunding, Series D, 6.30%, 7/15/17 .............         2,000,000      2,000,000
Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 .............        14,000,000     13,263,040
Philadelphia RDA, Home Improvement Loan Revenue, Series B, FHA Insured, 6.10%, 6/01/17 ...........           600,000        617,946
Philadelphia School District, Series C, MBIA Insured, 5.75%, 3/01/29 .............................         8,000,000      8,128,480
Philadelphia School District GO, Series B, AMBAC Insured, 5.375%, 4/01/19 ........................         5,000,000      4,962,100
Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 .............................         6,805,000      7,307,890

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                                 AMOUNT          VALUE
------------------------------------------                                                                 ------          -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Philadelphia Water and Wastewater Revenue, Refunding, 5.75%, 6/15/13 ...............................    $  6,015,000    $  6,039,301

Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, 6.00%, 12/01/24 ................       2,000,000       2,075,940

Pittsburgh Urban RDA,
  6.10%, 5/01/19 ...................................................................................       1,000,000       1,028,850

  Mortgage Revenue, Series A, 7.15%, 10/01/27 ......................................................         840,000         880,631

  Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 .........................................       1,525,000       1,504,550

  Mortgage Revenue, Series D, 6.25%, 10/01/17 ......................................................       1,695,000       1,768,495

Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured, ETM, 7.25%, 9/01/14 ..       1,250,000       1,482,088

Schuylkill County IDA, Resource Recovery Revenue, Schuylkill Energy Resources Inc., 6.50%, 1/01/10 .      15,545,000      15,598,475

Schuylkill County RDA, Lease Revenue, Series A, FGIC Insured, 7.125%, 6/01/13 ......................       1,500,000       1,559,100

South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital Project, Series
A, MBIA Insured, 5.75%, 7/01/26 ....................................................................      10,000,000      10,049,000

Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured, 5.375%, 3/01/22 ..       5,000,000       4,946,600

State Public School Building Authority School Revenue, Northwestern School
District Project, Series E, FGIC Insured, 5.75%, 1/15/19 ...........................................       3,000,000       3,067,620

University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured, 5.00%,
6/01/21 ............................................................................................      10,000,000       9,338,300
Upper St. Clair Township School District GO, Refunding, 5.20%, 7/15/27 .............................       5,000,000       4,632,150

Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding, AMBAC
Insured, 6.15%, 12/01/29 ...........................................................................       5,000,000       5,477,200
Wilkes Barre Area School District GO, FGIC Insured, Pre-Refunded, 6.375%, 4/01/15 ..................       2,000,000       2,142,560
                                                                                                                        ------------
TOTAL BONDS ........................................................................................                     674,054,934
                                                                                                                        ------------

ZERO COUPON BONDS .7%
Pennsylvania HFA,
  SFM, Series 63A, 4/01/30 .........................................................................      11,000,000       1,792,890

  SFMR, Series 64, 4/01/30 .........................................................................       6,000,000       3,281,460
                                                                                                                        ------------
TOTAL ZERO COUPON BONDS ............................................................................                       5,074,350
                                                                                                                        ------------
TOTAL INVESTMENTS (COST $670,916,298) 98.7% ........................................................                     679,129,284

OTHER ASSETS, LESS LIABILITIES 1.3% ................................................................                       8,698,965
                                                                                                                        ------------
NET ASSETS 100.0% ..................................................................................                    $687,828,249
                                                                                                                        ============

See glossary of terms on page 115.




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN PUERTO RICO TAX-FREE INCOME FUND

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2000                YEAR ENDED FEBRUARY 28,
                                                                                  -----------------------
CLASS A                                             (UNAUDITED)       2000     1999            1998        1997           1996(f)
-------                                             -----------       ----     ----            ----        ----           -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........        $10.95        $11.88    $11.86          $11.51      $11.59         $11.31
                                                     --------      --------  --------        --------    --------       --------
Income from investment operations:
 Net investment income (a).....................           .30           .59       .60             .62         .65            .66
 Net realized and unrealized gains (losses) ...           .43          (.92)      .06             .36         .02            .30
                                                     --------      --------  --------        --------    --------       --------
Total from investment operations ..............           .73          (.33)      .66             .98         .67            .96
                                                     --------      --------  --------        --------    --------       --------
Less distributions from:
 Net investment income ........................          (.30)         (.58)     (.60)(d)        (.62)       (.65)(e)       (.67)(g)
 Net realized gains ...........................         --             (.02)     (.04)           (.01)       (.10)          (.01)
                                                     --------      --------  --------        --------    --------       --------
Total distributions ...........................          (.30)         (.60)     (.64)           (.63)       (.75)          (.68)
                                                     --------      --------  --------        --------    --------       --------
Net asset value, end of period ................        $11.38        $10.95    $11.88          $11.86      $11.51         $11.59
                                                     ========      ========  ========        ========    ========       ========
Total return (b)...............................          6.71%      (2.91)%     5.68%           8.78%       6.03%          8.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $200,879      $195,157  $218,753        $210,325    $192,525       $190,577
Ratios to average net assets:
 Expenses .....................................          .74%(c)       .74%      .74%            .75%        .73%           .74%
 Net investment income ........................         5.31%(c)      5.14%     4.98%           5.35%       5.62%          5.71%
Portfolio turnover rate .......................        21.86%        13.41%    20.19%           7.94%      21.09%         27.99%

CLASS C
-------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........        $10.97        $11.89    $11.87          $11.53      $11.62         $11.32
                                                     --------      --------  --------        --------    --------       --------
Income from investment operations:
 Net investment income(a) .....................           .27           .53       .53             .56         .58            .50
 Net realized and unrealized gains (losses) ...           .43          (.92)      .06             .34         .02            .30
                                                     --------      --------  --------        --------    --------       --------
Total from investment operations ..............           .70          (.39)      .59             .90         .60            .80
                                                     --------      --------  --------        --------    --------       --------
Less distributions from:
 Net investment income ........................          (.27)         (.51)     (.53)(d)        (.55)       (.59)          (.49)
 Net realized gains ...........................         --             (.02)     (.04)           (.01)       (.10)          (.01)
                                                     --------      --------  --------        --------    --------       --------
Total distributions ...........................          (.27)         (.53)     (.57)           (.56)       (.69)          (.50)
                                                     --------      --------  --------        --------    --------       --------
Net asset value, end of period ................        $11.40        $10.97    $11.89          $11.87      $11.53         $11.62
                                                     ========      ========  ========        ========    ========       ========
Total return(b) ...............................         6.41%        (3.37)%    5.09%           8.07%       5.33%          7.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............        $8,246        $7,270    $7,050          $3,615      $1,679           $533
Ratios to average net assets:
 Expenses .....................................         1.29%(c)      1.30%     1.30%           1.31%       1.30%          1.32%(c)
 Net investment income ........................         4.76%(c)      4.60%     4.43%           4.78%       5.04%          5.16%(c)
Portfolio turnover rate .......................        21.86%        13.41%    20.19%           7.94%      21.09%         27.99%

(a)  Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d) Includes distributions in excess of net investment income in the amount of $.006 and $.004 for Class A and Class C, respectively.

(e) Includes distributions in excess of net investment income in the amount of $.006.

(f)  For the period May 1, 1995 (effective date) to February 29, 1996 for Class
     C.

(g) Includes distributions in excess of net investment income in the amount of $.001.


112                    See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED)

                                                                                                            PRINCIPAL
FRANKLIN PUERTO RICO TAX-FREE INCOME FUND                                                                     AMOUNT         VALUE
-----------------------------------------                                                                     ------         -----
LONG TERM INVESTMENTS 98.7%
Guam Airport Authority Revenue, Series B,
  6.60%, 10/01/10 ....................................................................................     $1,675,000     $1,783,540
  6.70%, 10/01/23 ....................................................................................      5,800,000      6,157,976
Guam Government GO, Series A,
  5.90%, 9/01/05 .....................................................................................      4,575,000      4,613,064
  6.00%, 9/01/06 .....................................................................................      1,085,000      1,093,821
Guam Government Limited Obligation Highway Revenue, Refunding, Series A, FSA Insured, 6.30%,
  5/01/12 ............................................................................................      5,590,000      5,850,159
Guam Power Authority Revenue, Series A, Pre-Refunded,
  6.30%, 10/01/22 ....................................................................................      6,190,000      6,573,718
  6.75%, 10/01/24 ....................................................................................      2,680,000      2,985,842
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.85%, 3/15/28 ......      6,825,000      6,774,700
Puerto Rico Commonwealth GO,
  Pre-Refunded, 6.40%, 7/01/11 .......................................................................      2,000,000      2,188,140
  Public Improvement, MBIA Insured, 5.75%, 7/01/26 ...................................................     10,000,000     10,317,000
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
  Series B, 6.00%, 7/01/39 ...........................................................................     10,000,000     10,527,800
  Series Y, 5.50%, 7/01/36 ...........................................................................      9,575,000      9,634,652
  Series Y, Pre-Refunded, 6.00%, 7/01/22 .............................................................      8,000,000      8,795,440
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
  7.90%, 7/01/07 .....................................................................................        580,000        582,187
  7.75%, 7/01/08 .....................................................................................        300,000        301,131
  7.50%, 7/01/09 .....................................................................................        660,000        662,488
Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth Appropriation,
  Refunding, 7.875%, 10/01/04 ........................................................................      3,350,000      3,392,880
Puerto Rico Electric Power Authority Revenue,
  Series DD, MBIA Insured, 5.00%, 7/01/28 ............................................................      5,175,000      4,857,100
  Series P, Pre-Refunded, 7.00%, 7/01/11 .............................................................        615,000        641,845
  Series P, Pre-Refunded, 7.00%, 7/01/21 .............................................................      1,000,000      1,043,650
  Series T, Pre-Refunded, 6.375%, 7/01/24 ............................................................      5,000,000      5,487,400
Puerto Rico HFC, SFMR, Portfolio No. 1, Series C, GNMA Secured, 6.85%, 10/15/23 ......................      2,320,000      2,394,379
Puerto Rico HFC Revenue,
  MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .........................................................      1,410,000      1,439,469
  MF, Portfolio A, Series I, 7.50%, 10/01/15 .........................................................        415,000        423,698
  Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 .............................      2,060,000      2,420,273
Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage, First Portfolio,
  6.25%, 4/01/29 .....................................................................................      2,010,000      2,079,767
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing Authority
Revenue,
  PepsiCo Inc. Project, 6.25%, 11/15/13 ..............................................................        900,000        941,274
  Special Facilities, American Airlines Project, Series A, 6.45%, 12/01/25 ...........................      2,000,000      2,058,220
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Hospital Revenue,
  Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 .................................      2,500,000      2,555,475
  Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ..................................        500,000        513,185
  Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ..........................      8,445,000      8,865,645
  Mennonite General Hospital Project, 5.625%, 7/01/17 ................................................        885,000        773,074
  Mennonite General Hospital Project, 6.50%, 7/01/26 .................................................      5,000,000      4,742,550
  Mennonite General Hospital Project, 5.625%, 7/01/27 ................................................      2,000,000      1,643,920
  San Lucas and Cristo Project, Refunding, Series A, 5.75%, 6/01/19 ..................................      3,000,000      2,651,190
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
  7/01/15 ............................................................................................      6,550,000      6,248,700
  7/01/22 ............................................................................................      3,160,000      2,961,868
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ...........................      4,120,000      3,610,315
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
  Ana G. Mendez University Systems Project, Refunding, 5.375%, 2/01/19 ...............................      2,000,000      1,917,600
  Ana G. Mendez University Systems Project, Refunding, 5.375%, 2/01/29 ...............................      4,000,000      3,748,600
  Cogen Facilities, 6.625%, 6/01/26 ..................................................................     10,000,000     10,528,700
  Inter-American University, Series A, MBIA Insured, 5.00%, 10/01/22 .................................      2,000,000      1,904,900

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN PUERTO RICO TAX-FREE INCOME FUND                                                                  AMOUNT           VALUE
-----------------------------------------                                                                  ------           -----
LONG TERM INVESTMENTS (CONT.)
Puerto Rico Municipal Finance Agency, Series A, Pre-Refunded, 6.50%, 7/01/19 .......................      $1,000,000      $1,095,710
Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.50%, 8/01/23 .....................       6,400,000       6,478,144
Puerto Rico Port Authority Revenue,
   Series D, FGIC Insured, 6.00%, 7/01/21 ..........................................................       1,250,000       1,258,013
   Special Facilities, American Airlines, Series A, 6.25%, 6/01/26 .................................       1,900,000       1,928,842
Puerto Rico Telephone Authority Revenue, Series L, Pre-Refunded, 6.125%, 1/01/22 ...................       5,000,000       5,180,400
University of Puerto Rico Revenues, Series O, MBIA Insured, 5.375%, 6/01/30 ........................       7,000,000       6,902,210
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
   6.45%, 3/01/16 ..................................................................................         365,000         380,669
   6.50%, 3/01/25 ..................................................................................         865,000         894,981
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A,
  5.50%, 10/01/18 ..................................................................................       3,000,000       2,854,800
  5.50%, 10/01/22 ..................................................................................       3,000,000       2,807,250
  5.625%, 10/01/25 .................................................................................       3,000,000       2,814,390
Virgin Islands Water and Power Authority Electric System Revenue,
   Refunding, 5.30%, 7/01/18 .......................................................................       1,700,000       1,646,552
   Refunding, 5.30%, 7/01/21 .......................................................................       1,000,000         953,860
   Series A, Pre-Refunded, 7.40%, 7/01/11 ..........................................................       4,645,000       4,839,997
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
   5.25%, 7/01/12 ..................................................................................       4,000,000       3,886,560
   5.50%, 7/01/17 ..................................................................................       4,000,000       3,740,480
                                                                                                                        ------------
TOTAL LONG TERM INVESTMENTS (COST $200,180,558) ....................................................                     206,350,193
                                                                                                                        ------------
(a)SHORT TERM INVESTMENTS .2%
Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured, Weekly VRDN and Put,
   3.75%, 12/01/15 (COST $500,000) .................................................................         500,000         500,000
                                                                                                                        ------------
TOTAL INVESTMENTS (COST $200,680,558) 98.9% ........................................................                     206,850,193

OTHER ASSETS, LESS LIABILITIES 1.1% ................................................................                       2,274,242
                                                                                                                        ------------
NET ASSETS 100.0% ..................................................................................                    $209,124,435
                                                                                                                        ============



See glossary of terms on page 115.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



114                    See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


GLOSSARY OF TERMS
-----------------

1915 ACT -   Improvement Bond Act of 1915

ABAG     -   The Association of Bay Area Governments

ACES     -   Adjustable Convertible Exempt Securities

AD       -   Assessment District

AMBAC    -   American Municipal Bond Assurance Corp.

BIG      -   Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name).

CDA      -   Community Development Authority/Agency

CDD      -   Community Development District

CFD      -   Community Facilities District

COP      -   Certificate of Participation

CRDA     -   Community Redevelopment Authority/Agency

EDA      -   Economic Development Authority

EDC      -   Economic Development Corp.

EDR      -   Economic Development Revenue

ETM      -   Escrow to Maturity

FGIC     -   Financial Guaranty Insurance Co.

FHA      -   Federal Housing Authority/Agency

FI/GML   -   Federally Insured or Guaranteed Mortgage Loans

FNMA     -   Federal National Mortgage Association

FSA      -   Financial Security Assistance

GNMA     -   Government National Mortgage Association

GO       -   General Obligation

HDA      -   Housing Development Authority/Agency

HFA      -   Housing Finance Authority/Agency

HFAR     -   Housing Finance Authority Revenue

HFC      -   Housing Finance Corp.

ID       -   Improvement District

IDA      -   Industrial Development Authority/Agency

IDAR     -   Industrial Development Authority/Agency Revenue

IDB      -   Industrial Development Board

IDBR     -   Industrial Development Board Revenue

IDC      -   Industrial Development Corp.

IDR      -   Industrial Development Revenue

IPC      -   Industrial Pollution Control

LLC      -   Limited Liability Corporation

LP       -   Limited Partnership

MAC      -   Municipal Assistance Corporation

MBIA     -   Municipal Bond Investors Assurance Corp.

MBS      -   Mortgage Backed Securities

MF       -   Multi-Family

MFH      -   Multi-Family Housing

MFHR     -   Multi-Family Housing Revenue

MFMR     -   Multi-Family Mortgage Revenue

MFR      -   Multi-Family Revenue

MTA      -   Metropolitan Transit Authority

PBA      -   Public Building Authority

PCC      -   Pollution Control Corporation

PCR      -   Pollution Control Revenue

PFA      -   Public Financing Authority

PUD      -   Public Utility District

RDA      -   Redevelopment Authority/Agency

RDAR     -   Redevelopment Authority/Agency Revenue

SF       -   Single Family

SFM      -   Single Family Mortgage

SFMR     -   Single Family Mortgage Revenue

SFR      -   Single Family Revenue

UHSD     -   Unified High School District

USD      -   Unified School District

VRDN     -   Variable Rate Demand Notes

FRANKLIN TAX-FREE TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2000 (UNAUDITED)

                                                                FRANKLIN          FRANKLIN          FRANKLIN       FRANKLIN FEDERAL
                                                                 ARIZONA          COLORADO         CONNECTICUT    INTERMEDIATE-TERM
                                                                 TAX-FREE         TAX-FREE          TAX-FREE          TAX-FREE
                                                                INCOME FUND      INCOME FUND       INCOME FUND      INCOME FUND
                                                                -----------      -----------       -----------      -----------
Assets:
 Investments in securities:
  Cost ......................................................    $782,298,913      $291,917,024      $233,804,303      $164,906,796
                                                                 ============      ============      ============      ============
  Value .....................................................     781,341,272       295,887,747       231,370,932       164,214,685
Cash ........................................................       5,550,966         2,968,065            71,671            17,554
Receivables:
 Capital shares sold ........................................         679,036           235,632           137,349           147,132
 Interest ...................................................      10,385,460         4,743,846         3,563,402         2,383,495
                                                                 ------------      ------------      ------------      ------------
   Total assets .............................................     797,956,734       303,835,290       235,143,354       166,762,866
                                                                 ------------      ------------      ------------      ------------
Liabilities:
 Payables:
  Investment securities purchased ...........................       2,242,930         8,717,279                --                --
  Capital shares redeemed ...................................       3,015,443           239,427           319,202           398,324
  Affiliates ................................................         409,394           175,469           144,261            96,793
  Shareholders ..............................................         360,337           211,316           270,333            45,034
Distributions to shareholders ...............................       1,526,429           555,593           417,603           293,765
Other liabilities ...........................................          69,373            32,701            27,078            29,971
                                                                 ------------      ------------      ------------      ------------
      Total liabilities .....................................       7,623,906         9,931,785         1,178,477           863,887
                                                                 ------------      ------------      ------------      ------------
      Net assets, at value ..................................    $790,332,828      $293,903,505      $233,964,877      $165,898,979
                                                                 ============      ============      ============      ============
Net assets consist of:
 Undistributed net investment income ........................    $         --      $         --      $         --      $    193,660
 Accumulated distributions in excess of net investment income        (976,887)         (221,254)         (119,397)               --
 Net unrealized appreciation (depreciation) .................        (957,641)        3,970,723        (2,433,371)         (692,111)
 Accumulated net realized loss ..............................        (732,323)       (4,545,698)       (6,539,425)       (2,654,676)
 Capital shares .............................................     792,999,679       294,699,734       243,057,070       169,052,106
                                                                 ------------      ------------      ------------      ------------
    Net assets, at value ....................................    $790,332,828      $293,903,505      $233,964,877      $165,898,979
                                                                 ============      ============      ============      ============
CLASS A:
 Net assets, at value .......................................    $765,929,649      $271,630,447      $210,013,257      $165,898,979
                                                                 ============      ============      ============      ============
 Shares outstanding .........................................      71,518,459        23,931,557        20,084,772        15,390,061
                                                                 ============      ============      ============      ============
 Net asset value per share(a) ..............................           $10.71            $11.35            $10.46            $10.78
                                                                 ============      ============      ============      ============
 Maximum offering price per share (net asset value
 per share / 95.75%) ........................................          $11.19            $11.85            $10.92          $11.03(b)
                                                                 ============      ============      ============      ============
CLASS B:
 Net assets, at value .......................................      $1,613,113                --                --                --
                                                                 ============      ============      ============      ============
 Shares outstanding .........................................         150,215                --                --                --
                                                                 ============      ============      ============      ============
 Net asset value and maximum offering price per share(a) ....          $10.74                --                --                --
                                                                 ============      ============      ============      ============
CLASS C:
 Net assets, at value .......................................     $22,790,066       $22,273,058       $23,951,620                --
                                                                 ============      ============      ============      ============
 Shares outstanding .........................................       2,113,270         1,951,803         2,282,993                --
                                                                 ============      ============      ============      ============
 Net asset value per share(a) ...............................          $10.78            $11.41            $10.49                --
                                                                 ============      ============      ============      ============
 Maximum offering price per share (net asset
 value per share / 99%) .....................................          $10.89            $11.53            $10.60                --
                                                                 ============      ============      ============      ============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

(b) The maximum offering price for the Franklin Federal Intermediate-Term Tax-Free Income Fund is calculated at $10.78 / 97.75%.



116                    See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
AUGUST 31, 2000 (UNAUDITED)

                                                             FRANKLIN          FRANKLIN           FRANKLIN            FRANKLIN
                                                            HIGH YIELD        NEW JERSEY          OREGON            PENNSYLVANIA
                                                             TAX-FREE          TAX-FREE           TAX-FREE            TAX-FREE
                                                           INCOME FUND        INCOME FUND        INCOME FUND         INCOME FUND
                                                           -----------        -----------        -----------         -----------
Assets:
  Investments in securities:
   Cost ................................................   $5,644,772,292      $649,734,959       $473,727,784        $670,916,298
                                                           ==============      ============       ============        ============
   Value ...............................................    5,530,540,902       663,633,326        476,944,652         679,129,284

  Cash .................................................               --            13,342             94,149                  --

Receivables:
  Investment securities sold ...........................        1,234,697                --                 --                  --

  Capital shares sold ..................................        4,886,103           793,675          1,011,014             599,748

  Interest .............................................      110,145,921         9,496,709          6,863,463          11,874,921
                                                           --------------      ------------       ------------        ------------
   Total assets ........................................    5,646,807,623       673,937,052        484,913,278         691,603,953
                                                           --------------      ------------       ------------        ------------
Liabilities:
 Payables:
  Investment securities purchased .......................      32,039,667                --          6,040,850                  --

  Capital shares redeemed ...............................      11,526,326           527,906            740,853           1,171,068

  Affiliates ............................................       3,040,337           379,582            275,970             380,430

  Shareholders ..........................................       4,637,968           763,487            290,126             605,348

 Distributions to shareholders .........................       11,052,128           927,860            828,741           1,318,398

 Funds advanced by custodian ...........................          321,873                --                 --             234,213

 Other liabilities .....................................          750,030            53,980             54,712              66,247
                                                           --------------      ------------       ------------        ------------
  Total liabilities ....................................       63,368,329         2,652,815          8,231,252           3,775,704
                                                           --------------      ------------       ------------        ------------
    Net assets, at value ...............................   $5,583,439,294      $671,284,237       $476,682,026        $687,828,249
                                                           ==============      ============       ============        ============
Net assets consist of:
 Undistributed net investment income ...................   $           --      $         --       $    639,046        $         --

 Accumulated distributions in excess of
 net investment income ................................       (7,414,737)         (594,665)                --            (854,311)

 Net unrealized appreciation (depreciation) ............     (114,231,390)       13,898,367          3,216,868           8,212,986

 Accumulated net realized loss .........................      (98,499,431)       (3,891,300)        (3,241,176)         (6,063,716)

 Capital shares ........................................    5,803,584,852       661,871,835        476,067,288         686,533,290
                                                           --------------      ------------       ------------        ------------
   Net assets, at value ................................   $5,583,439,294      $671,284,237       $476,682,026        $687,828,249
                                                           ==============      ============       ============        ============
CLASS A:
 Net assets, at value ..................................   $4,947,798,664      $621,190,024       $441,513,688        $644,565,335
                                                           ==============      ============       ============        ============
 Shares outstanding ....................................      469,108,544        54,459,759         39,270,620          64,705,463
                                                           ==============      ============       ============        ============
 Net asset value per share(a) ..........................           $10.55            $11.41             $11.24               $9.96
                                                           ==============      ============       ============        ============
 Maximum offering price per share (net asset value
 per share / 95.75%) ...................................           $11.02            $11.92             $11.74              $10.40
                                                           ==============      ============       ============        ============
CLASS B:
 Net assets, at value ..................................     $116,571,141        $2,505,952                 --          $1,434,287
                                                           ==============      ============       ============        ============
 Shares outstanding ....................................       11,005,249           219,143                 --             143,881
                                                           ==============      ============       ============        ============
 Net asset value and maximum offering price per share(a)           $10.59            $11.44                 --               $9.97
                                                           ==============      ============       ============        ============
CLASS C:
 Net assets, at value .................................      $519,069,489       $47,588,261        $35,168,338         $41,828,627
                                                           ==============      ============       ============        ============
 Shares outstanding ...................................        48,845,528         4,148,765          3,106,522           4,176,674
                                                           ==============      ============       ============        ============
 Net asset value per share(a) .........................            $10.63            $11.47             $11.32              $10.01
                                                           ==============      ============       ============        ============
 Maximum offering price per share (net asset value
 per share / 99%) .....................................            $10.74            $11.59             $11.43              $10.11
                                                           ==============      ============       ============        ============


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.                    117

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
AUGUST 31, 2000 (UNAUDITED)

                                                                             FRANKLIN
                                                                            PUERTO RICO
                                                                             TAX-FREE
                                                                            INCOME FUND
                                                                            -----------
Assets:
  Investments in securities:
    Cost ............................................................      $ 200,680,558
                                                                           =============
    Value ...........................................................        206,850,193
  Cash ..............................................................             67,462
  Receivables:
    Capital shares sold .............................................             82,006
    Interest ........................................................          3,066,263
                                                                           -------------
        Total assets ................................................        210,065,924
                                                                           -------------
Liabilities:
  Payables:
    Capital shares redeemed .........................................            308,153
    Affiliates ......................................................            118,604
    Shareholders ....................................................            109,054
  Distributions to shareholders .....................................            392,729
  Other liabilities .................................................             12,949
                                                                           -------------
        Total liabilities ...........................................            941,489
                                                                           -------------
          Net assets, at value ......................................      $ 209,124,435
                                                                           =============
Net assets consist of:
  Undistributed net investment income ...............................      $      37,621
  Net unrealized appreciation .......................................          6,169,635
  Accumulated net realized loss .....................................           (757,823)
  Capital shares ....................................................        203,675,002
                                                                           -------------
          Net assets, at value ......................................      $ 209,124,435
                                                                           =============
CLASS A:
  Net assets, at value ..............................................      $ 200,878,767
                                                                           =============
  Shares outstanding ................................................         17,650,281
                                                                           =============
  Net asset value per share (a)......................................      $       11.38
                                                                           =============
  Maximum offering price per share (net asset value per share / 95.75%)    $       11.89
                                                                           =============

CLASS C:
  Net assets, at value ..............................................      $   8,245,668
                                                                           =============
  Shares outstanding ................................................            723,335
                                                                           =============
  Net asset value per share (a)......................................      $       11.40
                                                                           =============
  Maximum offering price per share (net asset value per share / 99%)       $       11.52
                                                                           =============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


118                    See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)

                                                            FRANKLIN         FRANKLIN            FRANKLIN       FRANKLIN FEDERAL
                                                             ARIZONA         COLORADO           CONNECTICUT    INTERMEDIATE-TERM
                                                            TAX-FREE         TAX-FREE            TAX-FREE          TAX-FREE
                                                           INCOME FUND      INCOME FUND         INCOME FUND       INCOME FUND
                                                           -----------      -----------         -----------       -----------
Investment income:
  Interest .........................................      $ 23,796,155      $  8,661,675       $  7,208,297      $  4,696,508
                                                          ------------      ------------       ------------      ------------
Expenses:
  Management fees (Note 3) .........................         1,879,251           768,032            641,045           470,500

  Distribution fees (Note 3)
    Class A ........................................           366,523           130,539            105,138            82,568
    Class B ........................................             2,499                --                 --                --
    Class C ........................................            72,914            69,106             76,924                --
Transfer agent fees (Note 3) .......................           153,296            66,636             56,327            33,643
Custodian fees .....................................             3,910             1,599              1,135               856
Reports to shareholders ............................            33,350            12,527              8,805             5,911
Registration and filing fees .......................            16,816             9,689              5,895            22,175
Professional fees (Note 3) .........................            11,201             4,586              4,051             3,981
Trustees' fees and expenses ........................             4,091             1,564              1,165               977
Other ..............................................            17,829             9,990              7,334            11,616
                                                          ------------      ------------       ------------      ------------
      Total expenses ...............................         2,561,680         1,074,268            907,819           632,227
                                                          ------------      ------------       ------------      ------------
        Net investment income ......................        21,234,475         7,587,407          6,300,478         4,064,281
                                                          ------------      ------------       ------------      ------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ........         2,689,483          (992,375)           282,713          (209,659)
  Net unrealized appreciation on investments .......        26,938,871        12,627,192          8,569,777         4,254,621
                                                          ------------      ------------       ------------      ------------
Net realized and unrealized gain ...................        29,628,354        11,634,817          8,852,490         4,044,962
                                                          ------------      ------------       ------------      ------------
Net increase in net assets resulting from operations      $ 50,862,829      $ 19,222,224       $ 15,152,968      $  8,109,243
                                                          ============      ============       ============      ============

                       See notes to financial statements.                    119

FRANKLIN TAX-FREE TRUST
Financial Statements(continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)

                                                            FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                                           HIGH YIELD          NEW JERSEY            OREGON           PENNSYLVANIA
                                                            TAX-FREE            TAX-FREE            TAX-FREE           TAX-FREE
                                                           INCOME FUND         INCOME FUND         INCOME FUND        INCOME FUND
                                                           -----------         -----------         -----------        -----------
Investment income:
  Interest .........................................      $ 189,918,831       $  19,824,666       $  14,053,602      $  20,866,743
                                                          -------------       -------------       -------------      -------------
Expenses:
  Management fees (Note 3) .........................         12,692,462           1,610,325           1,180,161          1,653,114
  Distribution fees (Note 3)
    Class A ........................................          2,278,386             298,809             212,692            311,781
    Class B ........................................            338,423               3,389                  --              2,755
    Class C ........................................          1,711,067             149,755             110,142            132,143
  Transfer agent fees (Note 3)......................          1,367,276             170,562             104,195            202,843
  Custodian fees ...................................             29,601               3,292               2,394              3,438
  Reports to shareholders ..........................            248,941              25,917              21,348             38,156
  Registration and filing fees......................            231,223              13,857              14,692             11,209
  Professional fees (Note 3) .......................            304,405               8,838               6,439              7,899
  Trustees' fees and expenses ......................             29,459               3,397               3,104              3,781
  Other ............................................            105,709              15,527              14,885             16,386
                                                          -------------       -------------       -------------      -------------
      Total expenses ...............................         19,336,952           2,303,668           1,670,052          2,383,505
                                                          -------------       -------------       -------------      -------------
        Net investment income ......................        170,581,879          17,520,998          12,383,550         18,483,238
                                                          -------------       -------------       -------------      -------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments ........        (27,598,425)           (195,708)            465,206            (62,140)
  Net unrealized appreciation on investments .......        105,029,997          24,849,930          18,252,488         28,425,154
                                                          -------------       -------------       -------------      -------------
Net realized and unrealized gain ...................         77,431,572          24,654,222          18,717,694         28,363,014
                                                          -------------       -------------       -------------      -------------
Net increase in net assets resulting from operations      $ 248,013,451       $  42,175,220       $  31,101,244      $  46,846,252
                                                          =============       =============       =============      =============

120                    See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements(continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)

                                                           FRANKLIN
                                                          PUERTO RICO
                                                           TAX-FREE
                                                          INCOME FUND
                                                          -----------
Investment income:
  Interest .........................................      $  6,190,338
                                                          ------------
Expenses:
  Management fees (Note 3) .........................           574,499
  Distribution fees (Note 3)
    Class A ........................................            94,749
    Class C ........................................            25,266
  Transfer agent fees (Note 3) .....................            49,525
  Custodian fees ...................................               744
  Reports to shareholders ..........................            11,275
  Registration and filing fees .....................            18,022
  Professional fees (Note 3) .......................             5,328
  Trustees' fees and expenses ......................             1,082
  Other ............................................             7,393
                                                          ------------
      Total expenses ...............................           787,883
                                                          ------------
        Net investment income ......................         5,402,455
                                                          ------------
Realized and unrealized gains (losses):
  Net realized loss from investments ...............          (711,585)
  Net unrealized appreciation on investments .......         8,585,583
                                                          ------------
Net realized and unrealized gain ...................         7,873,998
                                                          ------------
Net increase in net assets resulting from operations      $ 13,276,453
                                                          ============


                       See notes to financial statements.                    121

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000

                                                                    FRANKLIN ARIZONA                     FRANKLIN COLORADO
                                                                  TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                                           -------------------------------------------------------------------------
                                                               SIX MONTHS          YEAR             SIX MONTHS           YEAR
                                                                 ENDED            ENDED               ENDED              ENDED
                                                           AUGUST 31, 2000   FEBRUARY 29, 2000   AUGUST 31, 2000   FEBRUARY 29, 2000
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..............................    $  21,234,475    $   44,840,713      $    7,587,407    $   15,827,272
    Net realized gain (loss) from investments ..........        2,689,483        (3,418,024)           (992,375)       (3,552,435)
    Net unrealized appreciation (depreciation)
      on investments ...................................       26,938,871       (77,707,910)         12,627,192       (26,930,378)
                                                           -------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
          from operations ..............................       50,862,829       (36,285,221)         19,222,224       (14,655,541)
  Distributions to shareholders from:
    Net investment income:
      Class A ..........................................      (20,668,868)      (43,683,113)         (7,077,764)      (14,827,705)
      Class B ..........................................          (17,654)             (281)               --                --
      Class C ..........................................         (547,953)       (1,157,319)           (509,643)         (999,567)
    In excess of net investment income:
      Class A ..........................................         (186,715)          (68,986)            (56,839)         (143,841)
      Class B ..........................................             (159)             --                  --                --
      Class C ..........................................           (4,950)           (1,828)             (4,095)           (9,697)
    Net realized gains:
      Class A ..........................................             --          (2,664,446)               --            (298,232)
      Class C ..........................................             --             (79,924)               --             (21,969)
                                                           -------------------------------------------------------------------------
    Total distributions to shareholders ................      (21,426,299)      (47,655,897)         (7,648,341)      (16,301,011)
    Capital share transactions: (Note 2)
      Class A ..........................................      (18,888,069)      (23,235,695)         (3,625,778)       (8,021,689)
      Class B ..........................................        1,400,170           175,000                --                --
      Class C ..........................................         (736,481)        1,231,605             828,055           825,521
                                                           -------------------------------------------------------------------------
    Total capital share transactions ...................      (18,224,380)      (21,829,090)         (2,797,723)       (7,196,168)
        Net increase (decrease) in net assets ..........       11,212,150      (105,770,208)          8,776,160       (38,152,720)
Net assets:
  Beginning of period ..................................      779,120,678       884,890,886         285,127,345       323,280,065
                                                           -------------------------------------------------------------------------
  End of period ........................................    $ 790,332,828    $  779,120,678      $  293,903,505    $  285,127,345
                                                           =========================================================================
Accumulated distributions in excess of net investment
  income included in net assets:
    End of period ......................................    $    (976,887)   $     (785,063)     $     (221,254)   $     (160,320)
                                                           =========================================================================


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000

                                                                 FRANKLIN CONNECTICUT             FRANKLIN FEDERAL INTERMEDIATE-TERM
                                                                  TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                                          --------------------------------------------------------------------------
                                                             SIX MONTHS           YEAR              SIX MONTHS            YEAR
                                                               ENDED              ENDED               ENDED               ENDED
                                                          AUGUST 31, 2000   FEBRUARY 29, 2000    AUGUST 31, 2000   FEBRUARY 29, 2000
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..............................   $   6,300,478     $  13,546,970       $   4,064,281      $   8,788,841
    Net realized gain (loss) from investments ..........         282,713        (3,264,467)           (209,659)        (1,329,609)
    Net unrealized appreciation (depreciation)
      on investments ...................................       8,569,777       (26,223,575)          4,254,621        (12,117,956)
                                                          --------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
          from operations ..............................      15,152,968       (15,941,072)          8,109,243         (4,658,724)
  Distributions to shareholders from:
    Net investment income:
      Class A ..........................................      (5,702,631)      (12,310,990)         (4,039,569)        (8,686,728)
      Class C ..........................................        (586,536)       (1,216,102)               --                 --
                                                          --------------------------------------------------------------------------
  Total distributions to shareholders ..................      (6,289,167)      (13,527,092)         (4,039,569)        (8,686,728)
  Capital share transactions: (Note 2)
      Class A ..........................................      (5,696,785)      (10,761,404)         (9,077,898)       (11,345,713)
      Class C ..........................................      (1,954,783)        4,523,167                --                 --
                                                          --------------------------------------------------------------------------
  Total capital share transactions .....................      (7,651,568)       (6,238,237)         (9,077,898)       (11,345,713)
        Net increase (decrease) in net assets ..........       1,212,233       (35,706,401)         (5,008,224)       (24,691,165)
Net assets:
  Beginning of period ..................................     232,752,644       268,459,045         170,907,203        195,598,368
                                                          --------------------------------------------------------------------------
  End of period ........................................   $ 233,964,877     $ 232,752,644       $ 165,898,979      $ 170,907,203
                                                          ==========================================================================
Undistributed net investment income (accumulated
  distributions in excess of net investment income)
  included in net assets:
    End of period ......................................   $    (119,397)    $    (130,708)      $     193,660      $     168,948
                                                          ==========================================================================


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000

                                                                 FRANKLIN HIGH YIELD                    FRANKLIN NEW JERSEY
                                                                 TAX-FREE INCOME FUND                   TAX-FREE INCOME FUND
                                                          --------------------------------------------------------------------------
                                                             SIX MONTHS            YEAR            SIX MONTHS             YEAR
                                                               ENDED              ENDED              ENDED               ENDED
                                                          AUGUST 31, 2000   FEBRUARY 29, 2000   AUGUST 31, 2000    FEBRUARY 29, 2000
                                                          --------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................   $   170,581,879    $   369,858,131    $    17,520,998    $    37,249,154
    Net realized loss from investments ................       (27,598,425)       (70,898,507)          (195,708)        (3,695,592)
    Net unrealized appreciation (depreciation)
      on investments ..................................       105,029,997       (549,458,729)        24,849,930        (57,381,137)
                                                          --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ...................       248,013,451       (250,499,105)        42,175,220        (23,827,575)
  Distributions to shareholders from:
    Net investment income:
      Class A .........................................      (153,246,648)      (333,761,601)       (16,394,337)       (34,978,876)
      Class B .........................................        (2,891,200)        (3,398,175)           (23,659)              (165)
      Class C .........................................       (14,444,031)       (32,717,855)        (1,103,002)        (2,345,061)
    In excess of net investment income:
      Class A .........................................        (1,758,659)        (1,707,824)          (235,612)          (321,319)
      Class B .........................................           (33,083)           (17,388)              (340)              --
      Class C .........................................          (165,804)          (167,414)           (15,852)           (21,542)
    Net realized gains:
      Class A .........................................              --           (1,468,995)              --             (187,767)
      Class B .........................................              --              (13,236)              --                 --
      Class C .........................................              --             (159,594)              --              (14,238)
                                                          --------------------------------------------------------------------------
  Total distributions to shareholders .................      (172,539,425)      (373,412,082)       (17,772,802)       (37,868,968)
  Capital share transactions: (Note 2)
      Class A .........................................      (136,087,471)      (414,585,880)       (18,858,697)        (7,054,102)
      Class B .........................................        22,981,245         83,389,918          2,229,109            225,225
      Class C .........................................       (29,281,617)       (30,205,413)          (525,205)         2,028,843
                                                          --------------------------------------------------------------------------
  Total capital share transactions ....................      (142,387,843)      (361,401,375)       (17,154,793)        (4,800,034)
        Net increase (decrease) in net assets .........       (66,913,817)      (985,312,562)         7,247,625        (66,496,577)
Net assets:
  Beginning of period .................................     5,650,353,111      6,635,665,673        664,036,612        730,533,189
                                                          --------------------------------------------------------------------------
  End of period .......................................   $ 5,583,439,294    $ 5,650,353,111    $   671,284,237    $   664,036,612
                                                          ==========================================================================
Accumulated distributions in excess of net investment
   income included in net assets:
    End of period .....................................   $    (7,414,737)   $    (5,457,191)   $      (594,665)   $      (342,861)
                                                          ==========================================================================

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000

                                                                   FRANKLIN OREGON                    FRANKLIN PENNSYLVANIA
                                                                 TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                                           -------------------------------------------------------------------------
                                                             SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                                ENDED              ENDED               ENDED             ENDED
                                                           AUGUST 31, 2000   FEBRUARY 29, 2000   AUGUST 31, 2000   FEBRUARY 29, 2000
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................     $  12,383,550      $  25,741,910     $  18,483,238     $   39,617,513
    Net realized gain (loss) from investments .........           465,206         (3,602,485)          (62,140)        (6,001,576)
    Net unrealized appreciation (depreciation)
      on investments ..................................        18,252,488        (42,421,295)       28,425,154        (67,094,411)
                                                           -------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
          from operations .............................        31,101,244        (20,281,870)       46,846,252        (33,478,474)
  Distributions to shareholders from:
    Net investment income:
      Class A .........................................       (11,630,269)       (24,122,463)      (17,468,993)       (37,535,097)
      Class B .........................................              --                 --             (20,388)              (155)
      Class C .........................................          (808,773)        (1,617,439)         (993,857)        (2,082,261)
  In excess of net investment income:
      Class A .........................................              --                 --             (11,057)           (10,157)
      Class B .........................................              --                 --                 (13)              --
      Class C .........................................              --                 --                (629)              (563)
  Net realized gains:
      Class A .........................................              --                 --                --              (14,421)
      Class C .........................................              --                 --                --                 (865)
                                                           -------------------------------------------------------------------------
  Total distributions to shareholders .................       (12,439,042)       (25,739,902)      (18,494,937)       (39,643,519)
  Capital share transactions: (Note 2)
      Class A .........................................        (8,471,691)        (8,214,243)      (21,047,949)       (51,118,450)
      Class B .........................................              --                 --           1,215,203            185,598
      Class C .........................................          (254,398)         4,355,248          (853,597)         3,358,574
                                                           -------------------------------------------------------------------------
  Total capital share transactions ....................        (8,726,089)        (3,858,995)      (20,686,343)       (47,574,278)
        Net increase (decrease) in net assets .........         9,936,113        (49,880,767)        7,664,972       (120,696,271)
Net assets:
  Beginning of period .................................       466,745,913        516,626,680       680,163,277        800,859,548
                                                           -------------------------------------------------------------------------
  End of period .......................................     $ 476,682,026      $ 466,745,913     $ 687,828,249     $  680,163,277
                                                           =========================================================================
Undistributed net investment income (accumulated
  distributions in excess of net investment income)
  included in net assets:

    End of period .....................................     $     639,046      $     694,538     $    (854,311)    $     (842,612)
                                                           =========================================================================

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000

                                                                                                     FRANKLIN PUERTO RICO
                                                                                                     TAX-FREE INCOME FUND
                                                                                           ----------------------------------------
                                                                                             SIX MONTHS                 YEAR
                                                                                                ENDED                   ENDED
                                                                                           AUGUST 31, 2000        FEBRUARY 29, 2000
                                                                                           ----------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................................     $   5,402,455          $  11,155,310
    Net realized loss from investments ................................................          (711,585)               (46,238)
    Net unrealized appreciation (depreciation) on investments .........................         8,585,583            (17,629,792)
                                                                                           ----------------------------------------
        Net increase (decrease) in net assets resulting from operations ...............        13,276,453             (6,520,720)
  Distributions to shareholders from:
    Net investment income:
      Class A .........................................................................        (5,215,147)           (10,605,773)
      Class C .........................................................................          (184,590)              (352,376)
    Net realized gains:
      Class A .........................................................................              --                 (290,247)
      Class C .........................................................................              --                  (10,841)
                                                                                           ----------------------------------------
  Total distributions to shareholders .................................................        (5,399,737)           (11,259,237)
  Capital share transactions: (Note 2)
    Class A ...........................................................................        (1,854,896)            (6,472,518)
    Class C ...........................................................................           675,336                876,544
                                                                                           ----------------------------------------
  Total capital share transactions ....................................................        (1,179,560)            (5,595,974)
        Net increase (decrease) in net assets .........................................         6,697,156            (23,375,931)
Net assets:
  Beginning of period .................................................................       202,427,279            225,803,210
                                                                                           ----------------------------------------
  End of period .......................................................................     $ 209,124,435          $ 202,427,279
                                                                                           ========================================
Undistributed net investment income included in net assets:
  End of period .......................................................................     $      37,621          $      34,903
                                                                                           ========================================

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-six separate series. All Funds included in this report (the Funds) are diversified except the Franklin Connecticut Tax-Free Income Fund and the Franklin Federal Intermediate-Term Tax-Free Income Fund. The investment objective of the Funds is to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A                                   CLASS A & CLASS C                               CLASS A, CLASS B & CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Franklin Federal Intermediate-Term        Franklin Colorado Tax-Free Income Fund          Franklin Arizona Tax-Free Income Fund
   Tax-Free Income Fund                   Franklin Connecticut Tax-Free Income Fund       Franklin High Yield Tax-Free Income Fund
                                          Franklin Oregon Tax-Free Income Fund            Franklin New Jersey Tax-Free Income Fund
                                          Franklin Puerto Rico Tax-Free Income Fund       Franklin Pennsylvania Tax-Free Income Fund

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

At August 31, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:


                                         FRANKLIN ARIZONA                 FRANKLIN COLORADO                FRANKLIN CONNECTICUT
                                        TAX-FREE INCOME FUND             TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                      SHARES           AMOUNT         SHARES              AMOUNT        SHARES             AMOUNT
                                      ------           ------         ------              ------        ------             ------
CLASS A SHARES:
Six months ended August 31, 2000
 Shares sold .....................    3,860,793     $  40,513,792     1,325,836       $ 14,716,989     1,317,858       $ 13,447,271
 Shares issued in reinvestment
  of distributions ... ...........      820,052         8,579,511       302,693          3,357,088       252,618          2,585,063
 Shares redeemed .................   (6,498,935)      (67,981,372)   (1,961,287)       (21,699,855)   (2,127,159)       (21,729,119)
                                    -----------------------------------------------------------------------------------------------
 Net decrease ....................   (1,818,090)    $ (18,888,069)     (332,758)      $ (3,625,778)     (556,683)      $ (5,696,785)
                                    ===============================================================================================
Year ended February 29, 2000
 Shares sold .....................   11,257,100     $ 122,221,296     3,456,328       $ 39,518,546     3,529,444       $ 37,826,779
 Shares issued in reinvestment
  of distributions ...............    1,770,923        19,158,086       659,447          7,531,347       555,135          5,915,822
 Shares redeemed .................  (15,367,639)     (164,615,077)   (4,862,223)       (55,071,582)   (5,185,098)       (54,504,005)
                                    -----------------------------------------------------------------------------------------------
 Net decrease ....................   (2,339,616)    $ (23,235,695)     (746,448)      $ (8,021,689)   (1,100,519)      $(10,761,404)
                                    ===============================================================================================
CLASS B SHARES:
Six months ended August 31, 2000
 Shares sold .....................      136,440     $   1,435,024
 Shares issued in reinvestment
  of distributions ...............          864             9,109
 Shares redeemed .................       (4,113)          (43,963)
                                       --------------------------
 Net increase ....................      133,191     $   1,400,170
                                       ==========================
Year ended February 29, 2000(a)
 Shares sold .....................       17,024     $     175,000
                                       --------------------------
 Net increase ....................       17,024     $     175,000
                                       ==========================
CLASS C SHARES:
Six months ended August 31, 2000
 Shares sold .....................      160,534     $   1,694,828       227,166       $  2,515,870       190,737       $  1,956,266
 Shares issued in reinvestment
  of distributions ...............       29,202           307,751        33,010            368,157        36,496            374,692
 Shares redeemed .................     (260,050)       (2,739,060)     (184,479)        (2,055,972)     (420,804)        (4,285,741)
                                    -----------------------------------------------------------------------------------------------
 Net increase (decrease) .........     (70,314)    $    (736,481)       75,697       $    828,055      (193,571)      $ (1,954,783)
                                    ===============================================================================================
Year ended February 29, 2000
 Shares sold .....................      797,807     $   8,762,481       755,856       $  8,701,764       869,808       $  9,464,940
 Shares issued in reinvestment
  of distributions ...............       68,432           744,813        64,059            734,922        76,342            813,102
 Shares redeemed .................     (767,300)       (8,275,689)     (752,058)        (8,611,165)     (543,743)        (5,754,875)
                                    -----------------------------------------------------------------------------------------------
 Net increase ....................      98,939     $   1,231,605        67,857       $    825,521       402,407       $  4,523,167
                                    ===============================================================================================

(a) For the period February 1, 2000 (effective date) to February 29, 2000.

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)


2. SHARES OF BENEFICIAL INTEREST (cont.)

                                               FRANKLIN
                                      FEDERAL INTERMEDIATE-TERM         FRANKLIN HIGH YIELD                FRANKLIN NEW JERSEY
                                        TAX-FREE INCOME FUND            TAX-FREE INCOME FUND               TAX-FREE INCOME FUND
                                      SHARES            AMOUNT        SHARES           AMOUNT            SHARES            AMOUNT
                                      ------            ------        ------           ------            ------            ------
CLASS A SHARES:
Six months ended August 31, 2000
 Shares sold ....................     2,848,920    $  30,134,864     26,039,319     $  272,395,246       2,641,157     $ 29,472,910
 Shares issued in reinvestment
  of distributions ..............       248,461        2,631,158      6,327,501         66,088,012         770,706        8,598,733
 Shares redeemed ................    (3,947,395)     (41,843,920)   (45,384,007)      (474,570,729)     (5,124,133)     (56,930,340)
                                    ------------------------------------------------------------------------------------------------
 Net decrease ...................      (850,014)   $  (9,077,898)   (13,017,187)    $ (136,087,471)     (1,712,270)    $(18,858,697)
                                    ================================================================================================
Year ended February 29, 2000
 Shares sold ....................    13,550,371    $ 147,891,639     85,317,678     $  937,163,857       9,654,038     $111,062,207
 Shares issued in reinvestment
  of distributions ..............       515,841        5,612,481     13,414,032        147,114,366       1,630,713       18,621,021
 Shares redeemed ................   (15,135,397)    (164,849,833)  (137,782,074)    (1,498,864,103)    (12,099,348)    (136,737,330)
                                   ------------------------------------------------------------------------------------------------
 Net decrease ...................    (1,069,185)   $ (11,345,713)   (39,050,364)    $ (414,585,880)       (814,597)    $ (7,054,102)
                                    ================================================================================================
CLASS B SHARES:
Six months ended August 31, 2000
 Shares sold ....................                                     2,678,858     $  28,111,727         213,877      $  2,400,898
 Shares issued in reinvestment
  of distributions ..............                                       152,155         1,595,597           1,410            15,803
 Shares redeemed ................                                      (640,341)       (6,726,079)        (16,716)         (187,592)
                                                                    ----------------------------------------------------------------
 Net increase ...................                                     2,190,672     $  22,981,245         198,571      $  2,229,109
                                                                    ================================================================
Year ended February 29, 2000(a)
 Shares sold ....................                                     8,062,353     $  89,725,422          20,571      $    225,218
 Shares issued in reinvestment
  of distributions ..............                                       181,651         1,971,720               1                 7
 Shares redeemed ................                                      (774,083)       (8,307,224)             --                --
                                                                    ----------------------------------------------------------------
 Net increase ...................                                     7,469,921     $  83,389,918          20,572      $    225,225
                                                                    ================================================================

CLASS C SHARES:
Six months ended August 31, 2000
 Shares sold ....................                                     2,801,683     $  29,407,277         468,804      $  5,263,426
 Shares issued in reinvestment
  of distributions ..............                                       791,503         8,329,003          57,387           643,704
 Shares redeemed ................                                    (6,366,691)      (67,017,897)       (576,311)       (6,432,335)
                                                                    ----------------------------------------------------------------
 Net decrease ...................                                    (2,773,505)    $ (29,281,617)        (50,120)     $   (525,205)
                                                                    ================================================================
Year ended February 29, 2000
 Shares sold ....................                                    11,750,601     $ 130,944,907       1,206,125      $ 14,059,852
 Shares issued in reinvestment
  of distributions ..............                                     1,755,095        19,375,030         129,277         1,484,321
 Shares redeemed ................                                   (16,533,226)     (180,525,350)     (1,187,374)      (13,515,330)
                                                                    ----------------------------------------------------------------
 Net increase (decrease) ........                                    (3,027,530)    $ (30,205,413)        148,028      $  2,028,843
                                                                    ================================================================

(a) For the period February 1, 2000 (effective date) to February 29, 2000 for the Franklin New Jersey Tax-Free Income Fund.

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

                                         FRANKLIN OREGON                 FRANKLIN PENNSYLVANIA             FRANKLIN PUERTO RICO
                                       TAX-FREE INCOME FUND               TAX-FREE INCOME FUND             TAX-FREE INCOME FUND
                                       SHARES        AMOUNT             SHARES             AMOUNT          SHARES         AMOUNT
                                       ------        ------             ------             ------          ------         ------
CLASS A SHARES:
Six months ended August 31, 2000
Shares sold ....................     2,066,910    $ 22,621,162         2,028,173       $  19,749,907       599,581    $  6,660,903
Shares issued in reinvestment
 of distributions...............       579,176       6,358,597           805,324           7,824,103       229,456       2,549,341
Shares redeemed ................    (3,416,098)    (37,451,450)       (5,011,894)        (48,621,959)     (997,315)    (11,065,140)
                                    -----------------------------------------------------------------------------------------------
Net decrease ...................      (770,012)   $ (8,471,691)       (2,178,397)      $ (21,047,949)     (168,278)   $ (1,854,896)
                                    ===============================================================================================
Year ended February 29, 2000
Shares sold ....................     6,082,973    $ 69,151,116         6,838,916       $  68,566,297     1,807,686    $ 20,744,664
Shares issued in reinvestment
 of distributions ..............     1,182,347      13,300,843         1,714,412          17,129,492       471,059       5,369,602
Shares redeemed ................    (8,110,162)    (90,666,202)      (13,786,840)       (136,814,239)   (2,875,096)    (32,586,784)
                                    -----------------------------------------------------------------------------------------------
Net decrease ...................      (844,842)   $ (8,214,243)       (5,233,512)      $ (51,118,450)     (596,351)   $ (6,472,518)
                                    ===============================================================================================
CLASS B SHARES:
Six months ended August 31, 2000
Shares sold ....................                                         126,192       $   1,232,513
Shares issued in reinvestment
 of distributions ..............                                           1,233              12,037
Shares redeemed ................                                          (3,019)            (29,347)
                                                                         ----------------------------
Net increase ...................                                         124,406       $   1,215,203
                                                                         ============================
Year ended February 29, 2000(a)
Shares sold ....................                                          19,470       $     185,551
Shares issued in reinvestment
 of distributions ..............                                               5                  47
                                                                         ----------------------------
Net increase ...................                                          19,475       $     185,598
                                                                         ============================
CLASS C SHARES:
Six months ended August 31, 2000
Shares sold ....................       352,459    $  3,900,184           343,786       $   3,356,808       116,912    $  1,299,527
Shares issued in reinvestment
 of distributions ..............        47,557         525,802            62,885             614,156         7,717          85,901
Shares redeemed ................      (425,178)     (4,680,384)         (496,217)         (4,824,561)      (64,013)       (710,092)
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) ........       (25,162)   $   (254,398)          (89,546)      $    (853,597)       60,616    $    675,336
                                    ===============================================================================================
Year ended February 29, 2000
Shares sold ....................     1,237,046    $ 14,171,345         1,305,248       $  13,246,322       342,986    $  3,943,210
Shares issued in reinvestment
 of distributions ..............        96,276       1,089,423           130,878           1,311,924        16,343         186,749
Shares redeemed ................      (970,476)    (10,905,520)       (1,133,809)        (11,199,672)     (289,333)     (3,253,415)
                                    -----------------------------------------------------------------------------------------------
Net increase ...................       362,846    $  4,355,248           302,317       $   3,358,574        69,996    $    876,544
                                    ===============================================================================================

(a) For the period February 1, 2000 (effective date) to February 29, 2000.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Funds' investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

The Funds pay an investment management fee to Advisers based on the net assets of the Funds as follows:

                ANNUALIZED
                FEE RATE         MONTH-END NET ASSETS
                --------         --------------------
                .625%            First $100 million
                .500%            Over $100 million, up to and including
                                 $250 million
                .450%            In excess of $250 million


FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                                                                        FRANKLIN
                                      FRANKLIN        FRANKLIN         FRANKLIN         FEDERAL         FRANKLIN
                                      ARIZONA         COLORADO       CONNECTICUT     INTERMEDIATE       HIGH YIELD
                                      TAX-FREE        TAX-FREE        TAX-FREE      TERM TAX-FREE       TAX-FREE
                                     INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND       INCOME FUND
                                     -----------     -----------     -----------     -----------       -----------
Net commissions paid ...............   $96,799         $22,895         $13,381         $98,446         $1,300,370
Contingent deferred sales charges...   $ 9,381         $ 7,300         $19,171         $56,737         $  342,479


                                             FRANKLIN          FRANKLIN          FRANKLIN            FRANKLIN
                                            NEW JERSEY          OREGON          PENNSYLVANIA        PUERTO RICO
                                            TAX-FREE           TAX-FREE           TAX-FREE           TAX-FREE
                                           INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
                                           -----------        -----------        -----------        -----------
Net commissions paid ..................     $103,802           $ 16,590           $ 74,114           $  3,869
Contingent deferred sales charges......     $ 31,767           $ 24,707           $ 10,412           $    355

The Funds paid transfer agent fees of $2,204,303 of which $1,831,646 was paid to Investor Services.

Included in professional fees are legal fees of $30,123 that were paid to a law firm in which a partner of that firm was an officer of the Funds.


4. INCOME TAXES

At February 29, 2000, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                                                     FRANKLIN
                                                   FRANKLIN        FRANKLIN         FRANKLIN         FEDERAL         FRANKLIN
                                                   ARIZONA         COLORADO        CONNECTICUT     INTERMEDIATE-     HIGH YIELD
                                                  TAX-FREE         TAX-FREE         TAX-FREE       TERM TAX-FREE      TAX-FREE
                                                 INCOME FUND      INCOME FUND      INCOME FUND      INCOME FUND      INCOME FUND
                                                 -----------      -----------      -----------      -----------      -----------
Capital loss carryovers expiring in: 2003 ....   $        --      $        --      $ 3,162,502      $        --      $        --
                                     2004 ....            --               --           46,957          920,152               --
                                     2005 ....            --               --          322,502           99,478               --
                                     2006 ....            --               --               --           95,778               --
                                     2008 ....     3,418,024        2,578,710        2,457,013          314,284       37,171,664
                                                 -------------------------------------------------------------------------------
                                                 $ 3,418,024      $ 2,578,710      $ 5,988,974      $ 1,429,692      $37,171,664
                                                 ===============================================================================


                                                  FRANKLIN            FRANKLIN          FRANKLIN           FRANKLIN
                                                 NEW JERSEY            OREGON          PENNSYLVANIA       PUERTO RICO
                                                  TAX-FREE            TAX-FREE           TAX-FREE          TAX-FREE
                                                 INCOME FUND         INCOME FUND        INCOME FUND       INCOME FUND
                                                 -----------         -----------        -----------       -----------
Capital loss carryovers expiring in: 2003 ....    $      --          $   36,444         $       --         $    --
                                     2004 ....           --                  --                 --              --
                                     2005 ....           --              67,453                 --              --
                                     2006 ....           --                  --                 --              --
                                     2008 ....     2,913,302          2,380,039          2,254,355          12,800
                                                  ----------------------------------------------------------------
                                                  $2,913,302         $2,483,936         $2,254,355         $12,800
                                                  ================================================================

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)

4. INCOME TAXES (cont.)

At February 29, 2000, the following funds had deferred capital losses occurring subsequent to October 31, 1999. For tax purposes, such losses will be reflected in the year ending February 28, 2001.

 FRANKLIN        FRANKLIN          FEDERAL       FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN        FRANKLIN
 COLORADO       CONNECTICUT     INTERMEDIATE-   HIGH YIELD     NEW JERSEY      OREGON         PENNSYLVANIA    PUERTO RICO
 TAX-FREE        TAX-FREE      TERM TAX-FREE     TAX-FREE       TAX-FREE        TAX-FREE       TAX-FREE        TAX-FREE
INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND    INCOME FUND     INCOME FUND    INCOME FUND     INCOME FUND
-----------     -----------     -----------     -----------    -----------     -----------    -----------     -----------
 $974,614        $810,539        $1,015,325      $33,366,062    $782,289        $1,190,349     $3,747,221      $33,438

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At August 31, 2000, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                                              FRANKLIN
                                       FRANKLIN         FRANKLIN            FRANKLIN          FEDERAL             FRANKLIN
                                       ARIZONA          COLORADO           CONNECTICUT      INTERMEDIATE         HIGH YIELD
                                      TAX-FREE          TAX-FREE            TAX-FREE        TERM TAX-FREE         TAX-FREE
                                     INCOME FUND       INCOME FUND         INCOME FUND       INCOME FUND         INCOME FUND
                                     -----------       -----------         -----------       -----------         -----------
Investments at cost ...........     $782,302,695       $291,917,024       $233,826,929       $164,906,796       $5,644,772,292
                                    -------------------------------------------------------------------------------------------
Unrealized appreciation .......     $ 22,844,031       $  8,760,133       $  7,049,098       $  3,347,861       $  221,980,143
Unrealized depreciation .......      (23,805,454)        (4,789,410)        (9,505,095)        (4,039,972)        (336,211,533)
                                    -------------------------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ...............     $   (961,423)      $  3,970,723       $ (2,455,997)      $   (692,111)      $ (114,231,390)
                                    -------------------------------------------------------------------------------------------


                               FRANKLIN            FRANKLIN            FRANKLIN           FRANKLIN
                              NEW JERSEY            OREGON           PENNSYLVANIA        PUERTO RICO
                               TAX-FREE            TAX-FREE            TAX-FREE           TAX-FREE
                              INCOME FUND         INCOME FUND         INCOME FUND        INCOME FUND
                              -----------         -----------         -----------        -----------
Investments at cost ...      $ 649,734,959       $ 473,727,784       $ 670,916,298       $ 200,680,558
                             --------------------------------------------------------------------------
Unrealized appreciation      $  22,196,281       $  11,500,420       $  20,268,518       $   8,742,987
Unrealized depreciation         (8,297,914)         (8,283,552)        (12,055,532)         (2,573,352)
                             --------------------------------------------------------------------------
Net unrealized ........      $  13,898,367       $   3,216,868       $   8,212,986       $   6,169,635
                             --------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended August 31, 2000, were as follows:

                                                                           FRANKLIN
                      FRANKLIN          FRANKLIN          FRANKLIN          FEDERAL           FRANKLIN
                      ARIZONA           COLORADO         CONNECTICUT      INTERMEDIATE-      HIGH YIELD
                      TAX-FREE          TAX-FREE          TAX-FREE       TERM TAX-FREE        TAX-FREE
                     INCOME FUND       INCOME FUND       INCOME FUND      INCOME FUND       INCOME FUND
                     -----------       -----------       -----------      -----------       -----------
Purchases           $ 93,330,184      $ 74,117,103      $  6,715,937      $  5,061,048      $451,437,752
Sales ...           $116,719,193      $ 75,222,259      $ 16,258,225      $ 18,009,320      $647,850,725


                      FRANKLIN          FRANKLIN         FRANKLIN           FRANKLIN
                     NEW JERSEY          OREGON         PENNSYLVANIA       PUERTO RICO
                      TAX-FREE          TAX-FREE          TAX-FREE          TAX-FREE
                     INCOME FUND       INCOME FUND       INCOME FUND       INCOME FUND
                     -----------       -----------       -----------       -----------
Purchases           $ 88,048,751      $ 28,878,893      $ 40,890,375      $ 44,015,544
Sales ...           $111,309,797      $ 33,558,245      $ 64,807,283      $ 44,651,712

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)

6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin High Yield Tax-Free Income Fund has 41.8% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At August 31, 2000, the Franklin Federal Intermediate-Term Tax-Free Income Fund and the Franklin High Yield Tax-Free Income Fund held defaulted securities with a value aggregating $840,000 and $98,262,516 representing .51% and 1.76%, respectively, of the funds' net assets. For information as to specific securities, see the accompanying Statements of Investments.

For financial reporting purposes, the funds discontinue accruing income on defaulted bonds and provide an estimate for losses on interest receivable.












SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin Tax-Free Trust covers the 12 months ended February 29, 2000.

The year under review was marked by economic strength, as U.S. gross domestic product (GDP) rose 4.2%, consumer confidence remained strong and unemployment hit a 30-year low. In fact, the domestic economy grew for a record 107th month in a row, and domestic stock markets surged to all-time highs. Even in the face of such economic expansion, inflation as measured by the Consumer Price Index was 2.7% for calendar year 1999, lower than many feared. In spite of the surging economy, some large market segments were left out or actually suffered through the period. The Standard and Poor's 500(R) (S&P 500(R)) Index rose 11.7% from March 1, 1999, through February 29, 2000; however, 66% of the stocks that comprise the index were down. Meanwhile, the Nasdaq(R) Index more than doubled during the same period, advancing 105.8%, although 40% of the index's shares declined.(1)

Bond markets experienced similar contrasts. They started the period in what looked to be a potentially positive year due to the interest-rate environment. However, the Federal Reserve Board (the Fed) raised interest rates 0.25% on four separate occasions due to inflation fears. This contributed to one of the worst years that bond markets have ever experienced. The yield on the 30-year Treasury rose from 5.58% on February 28, 1999, to 6.14% on February 29, 2000, reaching a high of 6.75% on January 20, 2000. The price on the Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of the municipal bond market, dropped 13.1% during the reporting period. As interest rates and yields increased, the dollar value of bonds decreased, meaning bond funds in general depreciated in value.



CONTENTS



Shareholder Letter .................................              1

Fund Reports

 Franklin Arizona Insured Tax-Free Income Fund .....              4

 Franklin Florida Insured Tax-Free Income Fund .....              9

 Franklin Insured Tax-Free Income Fund .............             14


 Franklin Massachusetts Insured Tax-Free Income Fund             21

 Franklin Michigan Insured Tax-Free Income Fund ....             26

 Franklin Minnesota Insured Tax-Free Income Fund ...             32

 Franklin Ohio Insured Tax-Free Income Fund ........             37

Municipal Bond Ratings .............................             43

Financial Highlights & Statement of Investments ....             45

Financial Statements ...............................             95

Notes to Financial Statements ......................            103

Independent Auditors' Report .......................            109

Tax Designation ....................................            110


                               [PYRAMID GRAPHIC]


(1) Based on securities held in the Nasdaq Index for at least the 12 months ended 2/29/00.

WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.* You can find your fund's taxable equivalent distribution rate and yield in the Performance Summary that follows your fund's report.


*For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.



Municipal bond supply in 1999 added pressure to the already volatile municipal bond market. Although less than in 1998, the $225 billion issuance in 1999 was the fourth-highest on record. Looking forward, we anticipate decreased new issuance in 2000. The near-record volume did have some benefit, as it helped municipal bonds remain cheap relative to Treasuries. During the year under review, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 101% of a comparable Treasury bond's yield. Historically, this ratio is about 90%. Because municipal bonds are tax-exempt, generally they yield less than Treasuries, which are subject to federal income tax. When municipals are yielding nearly the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost.

Please keep in mind that municipal bond funds continue to be an attractive investment for those investors seeking tax-free income. Depending on your federal and state tax rates, a taxable investment would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.

Looking forward, we anticipate that the Fed will monitor inflationary tendencies closely, and probably raise interest rates again. If, as a result, the economy slows toward the end of 2000, the bond markets could begin to experience less volatility.

The last few times municipal bonds lost ground, they enjoyed sharp rebounds in the following year. For example, in 1994, when the Fed raised interest rates six times, the average general municipal bond fund lost 6.5% in total return. In the following year, rates declined, and the average municipal bond fund gained nearly 17%. Although there is no guarantee that bond markets and municipal bond funds will repeat past behavior, markets do go through up and down cycles. Predicting these cycles is very difficult, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the fund's total return performance.

We encourage you to discuss your financial goals with your investment representative, who can address concerns about volatility and help you diversify your investments and stay focused on the long term. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.



Sincerely,


/s/ Charles B. Johnson


Charles B. Johnson
Chairman
Franklin Tax-Free Trust




/s/ Sheila Amoroso

Sheila Amoroso



/s/ Rafael R. Costas Jr.

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors
Franklin Municipal Bond Department

FRANKLIN ARIZONA INSURED
TAX-FREE INCOME FUND



DIVIDEND DISTRIBUTIONS*

Franklin Arizona Insured Tax-Free Income Fund - Class A 3/1/99 - 2/29/00

                    DIVIDEND
MONTH               PER SHARE
-----------------------------
March              4.20 cents

April              4.20 cents

May                4.20 cents

June               4.00 cents

July               4.00 cents

August             4.00 cents

September          4.00 cents

October            4.00 cents

November           4.00 cents

December           4.03 cents

January            4.03 cents

February           4.03 cents
-----------------------------
TOTAL             48.69 CENTS






*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Arizona Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Arizona state personal income taxes through a portfolio consisting primarily of insured Arizona municipal bonds.(1)
--------------------------------------------------------------------------------


STATE UPDATE

[AZ STATE GRAPHIC]

Arizona's economy retained its positive growth trend throughout the one-year review period, with the nation's third-highest employment growth rate for the 12 months ended October 1999.(2) Despite the state's rapid population growth rate, the second-highest in the nation after Nevada's, unemployment remained in line with the national average, as demonstrated by December's 4.1% rate for Arizona and the U.S.(3, 4)

On the trade front, the state's 2.39% jump in exports for the first nine months of 1999 compared favorably with the 0.68% average gain for all states during the same period. Arizona should benefit from growth in California and Mexico, its leading domestic and international trading partners, respectively, as well as the upturn in Asia, a major market for the state's high tech manufacturing. After California and Texas, Arizona ranked third in the nation for semiconductor and integrated circuits exports.(3)

The state maintained a healthy financial outlook during the review period. Rising employment and vibrant economic activity resulted in revenue growth, which outpaced increased spending and more than offset recent income tax cuts. The state's $353 net tax-supported per-capita debt rate registered well below the $540 national median for 1999.(5) In addition, fiscal year 1999 revenues exceeded the budgeted forecast by $99.4 million, and fiscal year 2000-2001 revenues are expected to outpace the biennial budget estimates by $303 million.(6) With personal income, employment and population projected to grow faster than the national average, we anticipate a bright future for Arizona bonds.



(1) For investors subject to the federal alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the fund's portfolio, but does not guarantee the insured securities' market value, the value of the fund's shares, or the fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the fund if called upon to do so.

A non-diversified fund may be subject to greater risk of adverse economic or regulatory developments in that state than a fund with broader geographical diversification.

(2) Source: Arizona Department of Commerce, The Gold Sheet, Winter 2000.

(3) Source: Standard & Poor's Ratings Direct, 8/19/99.

(4) Source: Bureau of Labor Statistics, 2/18/2000.



All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 46.


PORTFOLIO NOTES

The rise in interest rates during the reporting period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.06%, and the Lehman Brothers Insured Municipal Bond Index was off 8.92%. By comparison, your fund's share price, as measured by net asset value, declined 9.13%.(7)

Franklin Arizona Insured Tax-Free Income Fund sought to take advantage of the reporting period's higher interest-rate environment to restructure the portfolio. We sold shorter maturity securities (in the 2015-2020 year range) and bought bonds with higher original issue discount (OID), or discount from par value at time of issuance. In addition, the fund booked tax losses, which can then be carried forward to help offset current or future capital gains and potentially lower shareholders' future tax liabilities. We believe this higher interest-rate restructuring should help the fund achieve its high, current tax-free income goals.

During the reporting period, Franklin Arizona Insured Tax-Free Income Fund participated in the year's largest Arizona issue. We bought Mesa Industrial Development Authority Revenue (IDAR) for Discovery Health System, and made this credit one of the portfolio's core positions. This purchase increased our exposure to the hospital/health care sector from 10.5% of total long-term investments on February 28, 1999, to 24.0% on February 29, 2000. Other purchases during the reporting period included bonds for Maricopa County GO - Tempe Elementary and Pima County IDA SFMR Bonds.



PORTFOLIO BREAKDOWN
Franklin Arizona Insured
Tax-Free Income Fund
2/29/00

                                             % OF TOTAL
                                               LONG-TERM
SECTOR                                        INVESTMENTS
---------------------------------------------------------
General Obligation                               24.3%

Hospital & Health Care                           24.0%

Utilities                                        15.5%

Housing                                           8.7%

Prerefunded                                       7.8%

Subject to Government Appropriation               7.7%

Transportation                                    5.4%

Tax-Supported                                     2.8%

Higher Education                                  2.5%

Other Revenue                                     1.3%




(5) Source: Moody's Investors Service.

(6) Source: Joint Legislative Budget Committee Fiscal Policy Analysis for the Arizona Legislature, 1/2000.

(7) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.


Your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 7 shows that at the end of this reporting period, the fund's distribution rate was 4.72%, based on an annualization of the current 4.05 cent ($0.0405) per share dividend and the maximum offering price of $10.29 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Arizona state personal income tax bracket of 42.64% would need to earn 8.23% from a taxable investment to match the fund's tax-free distribution rate.

Arizona's bond issuance decreased 20.8% from 1998, for $3.307 billion issuance in 1999.(8) We expect the municipal bond supply to remain stable in 2000. Combined with strong retail demand for Arizona paper, this should help maintain the state's municipal bonds as attractive investments.


(8) Source: The Bond Buyer, 1/3/2000.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                  -4.68%
Net Asset Value (NAV)                  $9.85 (2/29/00)          $10.84 (2/28/99)
Change in NAV                          -$0.99
Distributions (3/1/99-2/29/00)         Dividend Income          $0.4869



ADDITIONAL PERFORMANCE

                                                                         INCEPTION
CLASS A                                                 1-YEAR   5-YEAR  (4/30/93)
------------------------------------------------------------------------------------
Cumulative Total Return(1)                              -4.68%   +29.98%  +39.12%

Average Annual Total Return(2)                          -8.72%    +4.48%   +4.29%


SHARE CLASS                                                                  A
------------------------------------------------------------------------------------
Distribution Rate(3)                                                       4.72%

Taxable Equivalent Distribution Rate(4)                                    8.23%

30-Day Standardized Yield(5)                                               4.77%

Taxable Equivalent Yield(4)                                                8.32%



FRANKLIN ARIZONA INSURED
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a higher initial sales charge; thus actual total returns may be slightly lower. Past expense reductions by the fund's manager increased the fund's total return.
--------------------------------------------------------------------------------


(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge.

(3) Distribution rate is based on an annualization of the 4.05 cent per share current monthly dividend and the maximum offering price of $10.29 per share on February 29, 2000.

(4) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Arizona state personal income tax bracket of 42.64%, based on the federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.



--------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN ARIZONA INSURED
TAX-FREE INCOME FUND




AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
-------------------------------------
1-Year                        -8.72%

5-Year                        +4.48%

Since Inception (4/30/93)     +4.29%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


                              [CLASS A LINE GRAPH]

The following line graph compares the performance of the Franklin Arizona Insured Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 4/30/93 to 2/29/00.

-----------------------------------------------------------------------------------------------------------
                           Franklin Arizona Insured Tax-Free      Lehman Brothers Municipal      CPI
                                  Income Fund-Class A                    Bond Index
-----------------------------------------------------------------------------------------------------------
     04/30/1993                      $ 9,579                             $10,000                    $10,000
     05/31/1993    0.70%             $ 9,646                0.56%        $10,056            0.14%   $10,014
     06/30/1993    1.99%             $ 9,838                1.67%        $10,224            0.14%   $10,028
     07/31/1993    0.14%             $ 9,852                0.13%        $10,237            0.00%   $10,028
     08/31/1993    2.22%             $10,070                2.08%        $10,450            0.28%   $10,056
     09/30/1993    1.27%             $10,198                1.14%        $10,569            0.21%   $10,077
     10/31/1993    0.02%             $10,200                0.19%        $10,589            0.41%   $10,119
     11/30/1993   -1.38%             $10,060               -0.88%        $10,496            0.07%   $10,126
     12/31/1993    2.89%             $10,350                2.11%        $10,718            0.00%   $10,126
     01/31/1994    1.38%             $10,493                1.14%        $10,840            0.27%   $10,153
     02/28/1994   -3.20%             $10,157               -2.59%        $10,559            0.34%   $10,187
     03/31/1994   -6.14%             $ 9,534               -4.07%        $10,129            0.34%   $10,222
     04/30/1994    0.98%             $ 9,627                0.85%        $10,215            0.14%   $10,236
     05/31/1994    1.01%             $ 9,724                0.87%        $10,304            0.07%   $10,244
     06/30/1994   -1.01%             $ 9,626               -0.61%        $10,241            0.34%   $10,278
     07/31/1994    2.44%             $ 9,861                1.83%        $10,429            0.27%   $10,306
     08/31/1994    0.17%             $ 9,878                0.35%        $10,465            0.40%   $10,347
     09/30/1994   -1.99%             $ 9,681               -1.47%        $10,312            0.27%   $10,375
     10/31/1994   -2.48%             $ 9,441               -1.78%        $10,128            0.07%   $10,383
     11/30/1994   -2.57%             $ 9,199               -1.81%         $9,945            0.13%   $10,396
     12/31/1994    3.21%             $ 9,494                2.20%        $10,163            0.00%   $10,396
     01/31/1995    4.14%             $ 9,887                2.86%        $10,454            0.40%   $10,438
     02/28/1995    3.70%             $10,253                2.91%        $10,758            0.40%   $10,479
     03/31/1995    1.43%             $10,399                1.15%        $10,882            0.33%   $10,514
     04/30/1995    0.02%             $10,401                0.12%        $10,895            0.33%   $10,549
     05/31/1995    3.64%             $10,780                3.19%        $11,243            0.20%   $10,570
     06/30/1995   -1.50%             $10,618               -0.87%        $11,145            0.20%   $10,591
     07/31/1995    0.57%             $10,679                0.95%        $11,251            0.00%   $10,591
     08/31/1995    1.46%             $10,835                1.27%        $11,394            0.26%   $10,618
     09/30/1995    0.74%             $10,915                0.63%        $11,465            0.20%   $10,640
     10/31/1995    1.67%             $11,097                1.45%        $11,632            0.33%   $10,675
     11/30/1995    2.39%             $11,362                1.66%        $11,825           -0.07%   $10,667
     12/31/1995    1.28%             $11,508                0.96%        $11,938           -0.07%   $10,660
     01/31/1996    0.55%             $11,571                0.76%        $12,029            0.59%   $10,723
     02/29/1996   -1.09%             $11,445               -0.68%        $11,947            0.32%   $10,757
     03/31/1996    2.57%             $11,739               -1.28%        $11,794            0.52%   $10,813
     04/30/1996   -0.31%             $11,703               -0.28%        $11,761            0.39%   $10,855
     05/31/1996   -0.09%             $11,692               -0.04%        $11,757            0.19%   $10,876
     06/30/1996    1.48%             $11,865                1.09%        $11,885            0.06%   $10,882
     07/31/1996    0.84%             $11,965                0.90%        $11,992            0.19%   $10,903
     08/31/1996   -0.21%             $11,940               -0.02%        $11,989            0.19%   $10,924
     09/30/1996    1.99%             $12,177                1.40%        $12,157            0.32%   $10,959
     10/31/1996    1.19%             $12,322                1.13%        $12,294            0.32%   $10,994
     11/30/1996    2.01%             $12,570                1.83%        $12,519            0.19%   $11,015
     12/31/1996   -0.55%             $12,501               -0.42%        $12,467            0.00%   $11,015
     01/31/1997   -4.30%             $11,963                0.19%        $12,491            0.32%   $11,050
     02/28/1997    0.92%             $12,073                0.92%        $12,605            0.31%   $11,084
     03/31/1997   -1.57%             $11,884               -1.33%        $12,438            0.25%   $11,112
     04/30/1997    1.02%             $12,005                0.84%        $12,542            0.12%   $11,125
     05/31/1997    1.65%             $12,203                1.51%        $12,732           -0.06%   $11,119
     06/30/1997    1.12%             $12,340                1.07%        $12,868            0.12%   $11,132
     07/31/1997    3.12%             $12,725                2.77%        $13,224            0.12%   $11,145
     08/31/1997   -1.27%             $12,563               -0.94%        $13,100            0.19%   $11,166
     09/30/1997    1.20%             $12,714                1.19%        $13,256            0.25%   $11,194
     10/31/1997    0.56%             $12,785                0.64%        $13,341            0.25%   $11,222
     11/30/1997    0.59%             $12,861                0.59%        $13,419           -0.06%   $11,216
     12/31/1997    1.67%             $13,075                1.46%        $13,615           -0.12%   $11,202
     01/31/1998    1.09%             $13,218                1.03%        $13,756            0.19%   $11,223
     02/28/1998   -0.04%             $13,213                0.03%        $13,760            0.19%   $11,245
     03/31/1998    0.16%             $13,234                0.09%        $13,772            0.19%   $11,266
     04/30/1998   -0.55%             $13,161               -0.45%        $13,710            0.18%   $11,286
     05/31/1998    1.72%             $13,387                1.58%        $13,927            0.18%   $11,307
     06/30/1998    0.30%             $13,427                0.39%        $13,981            0.12%   $11,320
     07/31/1998    0.36%             $13,476                0.25%        $14,016            0.12%   $11,334
     08/31/1998    1.53%             $13,682                1.55%        $14,233            0.12%   $11,347
     09/30/1998    1.21%             $13,848                1.25%        $14,411            0.12%   $11,361
     10/31/1998   -0.03%             $13,843                0.00%        $14,411            0.24%   $11,388
     11/30/1998    0.41%             $13,900                0.35%        $14,462            0.00%   $11,388
     12/31/1998    0.02%             $13,903                0.25%        $14,498           -0.06%   $11,381
     01/31/1999    0.96%             $14,036                1.19%        $14,670            0.24%   $11,409
     02/28/1999   -0.44%             $13,975               -0.44%        $14,606            0.12%   $11,422
     03/31/1999    0.27%             $14,012                0.14%        $14,626            0.30%   $11,457
     04/30/1999    0.20%             $14,040                0.25%        $14,663            0.73%   $11,540
     05/31/1999   -0.77%             $13,932               -0.58%        $14,578            0.00%   $11,540
     06/30/1999   -1.66%             $13,701               -1.44%        $14,368            0.00%   $11,540
     07/31/1999    0.27%             $13,738                0.36%        $14,420            0.30%   $11,575
     08/31/1999   -1.78%             $13,493               -0.80%        $14,304            0.24%   $11,603
     09/30/1999   -0.40%             $13,440                0.04%        $14,310            0.48%   $11,658
     10/31/1999   -1.80%             $13,198               -1.08%        $14,155            0.18%   $11,679
     11/30/1999    1.15%             $13,349                1.06%        $14,305            0.06%   $11,686
     12/31/1999   -1.39%             $13,164               -0.75%        $14,198            0.00%   $11,686
     01/31/2000   -0.41%             $13,110               -0.44%        $14,136            0.24%   $11,715
     02/29/2000                      $13,326                1.16%        $14,300            0.59%   $11,784

Total Return      33.26%                                   43.00%                          17.84%
------------------------------------------------------------------------------------------------------------

*Source: Standard & Poor's Micropal.


Past performance does not guarantee future results.


FRANKLIN FLORIDA INSURED
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Florida Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio consisting primarily of insured Florida municipal bonds.(1) In addition, the fund's shares are free from Florida's annual intangibles tax.
--------------------------------------------------------------------------------


STATE UPDATE

[FL STATE GRAPHIC]

Florida's economy benefited from strong growth in the service, construction and trade sectors, which employed more than 64% of the state's workforce during the year under review. Furthermore, the reporting period's favorable employment numbers show no signs of letting up in the near future. Calendar year 2000's projected 4.2% unemployment rate could be the lowest level Florida will record in 20 years.(2)

Within this favorable economic environment, Florida's fiscal year 1999 audit revealed healthy finances, as demonstrated by a substantial $3.5 billion general fund balance on June 30, 1999. At the same time, revenues for fiscal year 2000 were 2.1% above budgeted levels as of mid-February 2000, with an additional revenue surplus anticipated for fiscal year-end.(3)

One weak spot in Florida's fiscal outlook is its narrow tax base, principally sales tax, which increases the state's vulnerability to economic cycles. In a measure to mitigate this economic vulnerability, Florida has been building up its Budget Stabilization


DIVIDEND DISTRIBUTIONS*

Franklin Florida Insured Tax-Free
Income Fund - Class A
3/1/99 - 2/29/00

                    DIVIDEND
MONTH               PER SHARE
-----------------------------
March              4.10 cents

April              4.10 cents

May                4.10 cents

June               3.95 cents

July               3.95 cents

August             3.95 cents

September          3.95 cents

October            3.95 cents

November           3.95 cents

December           3.95 cents

January            3.95 cents

February           3.95 cents
-----------------------------
TOTAL             47.85 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.


(1) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the fund's portfolio, but does not guarantee the insured securities' market value, the value of the fund's shares, or the fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the fund if called upon to do so.

A non-diversified fund may be subject to greater risk of adverse economic or regulatory developments in that state than a fund with broader geographical diversification.

(2) Source: Moody's Investors Service, Global Credit Research, 2/18/2000.

(3) Source: Standard and Poor's Ratings Direct, 2/17/2000.



All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 49.


PORTFOLIO BREAKDOWN

Franklin Florida Insured
Tax-Free Income Fund
2/29/00

                                            % OF TOTAL
                                             LONG-TERM
SECTOR                                      INVESTMENTS
-------------------------------------------------------
Utilities                                      38.3%

Tax-Supported                                  11.7%

Other Revenue                                  11.5%

Hospital & Health Care                         10.6%

Prerefunded                                     9.6%

Housing                                         9.2%

Subject to Government Appropriation             6.1%

Transportation                                  2.1%

General Obligation                              0.9%


Reserve balance, which totaled $787 million on June 30, 1999.(3) The state's high population growth rate, while contributing to its economic strength, also places demands on infrastructure, leading to higher borrowing levels. Although manageable, Florida's debt levels have risen steadily in recent years, at a $866 net tax-supported per-capita debt rate, above the $540 national state median.(4)

Florida's diversified, service-based economy, fully-funded budget, past history of fiscal discipline and stabilization reserves equal to 5% of revenues should maintain the state's favorable credit outlook going forward.

PORTFOLIO NOTES

Generally rising interest rates during the reporting period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.06%, and the Lehman Brothers Insured Municipal Bond Index was off 8.92%. By comparison, your fund's share price, as measured by net asset value, declined 8.74%.(5)

The rise in interest rates during the year created the opportunity to sell some portfolio holdings at tax losses, which can be carried forward in the portfolio to help offset current or future capital gains, and reinvest the proceeds at higher yields. Following this strategy, we sold Vero Beach Electric Revenue, Lake Mary Public Improvement Revenue, Lee County Solid Waste System Revenue, Gainesville Public Improvements and Alachua County School Board COP during the reporting period.



(4) Source: Moody's Investors Service.

(5) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.


When possible, the fund also sold prerefunded bonds to capture the premium and decrease call exposure. The fund's percentage of prerefunded bonds decreased from 11.9% of total long-term investments on February 28, 1999, to 9.6% on February 29, 2000. We extended the portfolio's maturity by selling lower-yielding bonds with weak call protection, and reinvesting the proceeds in current coupon bonds with longer maturities. Purchases during the reporting period included bonds for Tampa Water and Sewer Revenue, St. Lucie West Services District Utility Revenue, Polk County Capital Improvement Revenue, Palm Beach County School Board COP and Escambia County HFA, SFMR.

Your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 12 shows that at the end of this reporting period, the fund's distribution rate was 4.79%, based on an annualization of the current 4.01 cent ($0.0401) per share dividend and the maximum offering price of $10.04 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal tax bracket of 39.6% would need to earn 7.93% from a taxable investment to match the fund's tax-free distribution rate.

Seeking to take advantage of recent, higher interest rates, we intend to maintain our investment strategy of buying current coupon bonds at a slight discount, as we attempt to provide shareholders with high, current, tax-free income.


WHAT IS A PREREFUNDED BOND?

When a bond is prerefunded, a new issue is brought to market with a lower interest rate to pay off the older issue at its first call date. In most cases, the proceeds from the sale of the new bonds are invested in U.S. Treasury securities that mature on the first call date of the original bonds. Because of the U.S. Treasury backing, prerefunded bonds usually offer a substantial price increase -- depending on their call date.

Generally, we look to sell prerefunded bonds as they approach five years to their call date. At this point, the premium on prerefunded bonds often begins to decline rapidly to the stated call price. Our strategy aims to capture the bond's premium, increase the fund's call protection and protect its share value.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN FLORIDA INSURED
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a higher initial sales charge; thus actual total returns may be slightly lower. Past expense reductions by the fund's manager increased the fund's total return.
--------------------------------------------------------------------------------



(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge.

(3) Distribution rate is based on an annualization of the 4.01 cent per share current monthly dividend and the maximum offering price of $10.04 per share on February 29, 2000.

(4) Taxable equivalent distribution rate and yield assume the 2000 maximum federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.



--------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                  -4.22%
Net Asset Value (NAV)                  $9.61 (2/29/00)          $10.53 (2/28/99)
Change in NAV                          -$0.92
Distributions (3/1/99-2/29/00)         Dividend Income          $0.4785





ADDITIONAL PERFORMANCE

                                                                         INCEPTION
CLASS A                                                 1-YEAR   5-YEAR  (4/30/93)
-----------------------------------------------------------------------------------
Cumulative Total Return(1)                              -4.22%   +30.28%  +35.73%

Average Annual Total Return(2)                          -8.31%    +4.53%   +3.92%


SHARE CLASS                                                                  A
-----------------------------------------------------------------------------------
Distribution Rate(3)                                                       4.79%

Taxable Equivalent Distribution Rate(4)                                    7.93%

30-Day Standardized Yield(5)                                               4.72%

Taxable Equivalent Yield(4)                                                7.81%


For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


                              [CLASS A LINE GRAPH]

The following line graph compares the performance of the Franklin Florida Insured Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 4/30/93 to 2/29/00.

-----------------------------------------------------------------------------------------------------------
                      Franklin Florida Insured Tax-Free       Lehman Brothers Municipal             CPI
                             Income Fund-Class A                      Bond Index
-----------------------------------------------------------------------------------------------------------
     04/30/1993                    $ 9,579                              $10,000                     $10,000
     05/31/1993   -0.30%           $ 9,550               0.56%          $10,056             0.14%   $10,014
     06/30/1993    1.60%           $ 9,703               1.67%          $10,224             0.14%   $10,028
     07/31/1993    0.34%           $ 9,736               0.13%          $10,237             0.00%   $10,028
     08/31/1993    2.07%           $ 9,938               2.08%          $10,450             0.28%   $10,056
     09/30/1993    1.02%           $10,039               1.14%          $10,569             0.21%   $10,077
     10/31/1993    0.33%           $10,072               0.19%          $10,589             0.41%   $10,119
     11/30/1993   -1.48%           $ 9,923              -0.88%          $10,496             0.07%   $10,126
     12/31/1993    3.02%           $10,223               2.11%          $10,718             0.00%   $10,126
     01/31/1994    1.10%           $10,335               1.14%          $10,840             0.27%   $10,153
     02/28/1994   -3.64%           $ 9,959              -2.59%          $10,559             0.34%   $10,187
     03/31/1994   -6.38%           $ 9,324              -4.07%          $10,129             0.34%   $10,222
     04/30/1994    0.78%           $ 9,396               0.85%          $10,215             0.14%   $10,236
     05/31/1994    0.70%           $ 9,462               0.87%          $10,304             0.07%   $10,244
     06/30/1994   -0.94%           $ 9,373              -0.61%          $10,241             0.34%   $10,278
     07/31/1994    2.93%           $ 9,648               1.83%          $10,429             0.27%   $10,306
     08/31/1994   -0.67%           $ 9,583               0.35%          $10,465             0.40%   $10,347
     09/30/1994   -2.07%           $ 9,385              -1.47%          $10,312             0.27%   $10,375
     10/31/1994   -3.33%           $ 9,072              -1.78%          $10,128             0.07%   $10,383
     11/30/1994   -2.36%           $ 8,858              -1.81%           $9,945             0.13%   $10,396
     12/31/1994    4.02%           $ 9,214               2.20%          $10,163             0.00%   $10,396
     01/31/1995    4.36%           $ 9,616               2.86%          $10,454             0.40%   $10,438
     02/28/1995    3.79%           $ 9,980               2.91%          $10,758             0.40%   $10,479
     03/31/1995    0.93%           $10,073               1.15%          $10,882             0.33%   $10,514
     04/30/1995    0.11%           $10,084               0.12%          $10,895             0.33%   $10,549
     05/31/1995    3.73%           $10,460               3.19%          $11,243             0.20%   $10,570
     06/30/1995   -1.47%           $10,307              -0.87%          $11,145             0.20%   $10,591
     07/31/1995    0.67%           $10,376               0.95%          $11,251             0.00%   $10,591
     08/31/1995    1.27%           $10,508               1.27%          $11,394             0.26%   $10,618
     09/30/1995    0.75%           $10,586               0.63%          $11,465             0.20%   $10,640
     10/31/1995    1.91%           $10,789               1.45%          $11,632             0.33%   $10,675
     11/30/1995    2.14%           $11,019               1.66%          $11,825            -0.07%   $10,667
     12/31/1995    1.40%           $11,174               0.96%          $11,938            -0.07%   $10,660
     01/31/1996    0.25%           $11,202               0.76%          $12,029             0.59%   $10,723
     02/29/1996   -1.14%           $11,074              -0.68%          $11,947             0.32%   $10,757
     03/31/1996    2.53%           $11,354              -1.28%          $11,794             0.52%   $10,813
     04/30/1996   -0.43%           $11,305              -0.28%          $11,761             0.39%   $10,855
     05/31/1996    0.08%           $11,314              -0.04%          $11,757             0.19%   $10,876
     06/30/1996    1.41%           $11,474               1.09%          $11,885             0.06%   $10,882
     07/31/1996    1.05%           $11,594               0.90%          $11,992             0.19%   $10,903
     08/31/1996   -0.14%           $11,578              -0.02%          $11,989             0.19%   $10,924
     09/30/1996    2.03%           $11,813               1.40%          $12,157             0.32%   $10,959
     10/31/1996    0.82%           $11,910               1.13%          $12,294             0.32%   $10,994
     11/30/1996    1.87%           $12,133               1.83%          $12,519             0.19%   $11,015
     12/31/1996   -0.59%           $12,061              -0.42%          $12,467             0.00%   $11,015
     01/31/1997   -4.47%           $11,522               0.19%          $12,491             0.32%   $11,050
     02/28/1997    1.03%           $11,641               0.92%          $12,605             0.31%   $11,084
     03/31/1997   -1.65%           $11,449              -1.33%          $12,438             0.25%   $11,112
     04/30/1997    1.04%           $11,568               0.84%          $12,542             0.12%   $11,125
     05/31/1997    1.49%           $11,740               1.51%          $12,732            -0.06%   $11,119
     06/30/1997    1.15%           $11,875               1.07%          $12,868             0.12%   $11,132
     07/31/1997    3.32%           $12,269               2.77%          $13,224             0.12%   $11,145
     08/31/1997   -1.14%           $12,129              -0.94%          $13,100             0.19%   $11,166
     09/30/1997    1.13%           $12,266               1.19%          $13,256             0.25%   $11,194
     10/31/1997    0.95%           $12,383               0.64%          $13,341             0.25%   $11,222
     11/30/1997    0.69%           $12,468               0.59%          $13,419            -0.06%   $11,216
     12/31/1997    1.61%           $12,669               1.46%          $13,615            -0.12%   $11,202
     01/31/1998    1.10%           $12,809               1.03%          $13,756             0.19%   $11,223
     02/28/1998   -0.06%           $12,801               0.03%          $13,760             0.19%   $11,245
     03/31/1998    0.15%           $12,820               0.09%          $13,772             0.19%   $11,266
     04/30/1998   -0.29%           $12,783              -0.45%          $13,710             0.18%   $11,286
     05/31/1998    1.37%           $12,958               1.58%          $13,927             0.18%   $11,307
     06/30/1998    0.40%           $13,010               0.39%          $13,981             0.12%   $11,320
     07/31/1998    0.45%           $13,068               0.25%          $14,016             0.12%   $11,334
     08/31/1998    1.47%           $13,260               1.55%          $14,233             0.12%   $11,347
     09/30/1998    0.95%           $13,386               1.25%          $14,411             0.12%   $11,361
     10/31/1998    0.15%           $13,407               0.00%          $14,411             0.24%   $11,388
     11/30/1998    0.70%           $13,500               0.35%          $14,462             0.00%   $11,388
     12/31/1998    0.11%           $13,515               0.25%          $14,498            -0.06%   $11,381
     01/31/1999    0.88%           $13,634               1.19%          $14,670             0.24%   $11,409
     02/28/1999   -0.46%           $13,571              -0.44%          $14,606             0.12%   $11,422
     03/31/1999    0.26%           $13,607               0.14%          $14,626             0.30%   $11,457
     04/30/1999    0.10%           $13,620               0.25%          $14,663             0.73%   $11,540
     05/31/1999   -0.61%           $13,537              -0.58%          $14,578             0.00%   $11,540
     06/30/1999   -1.52%           $13,331              -1.44%          $14,368             0.00%   $11,540
     07/31/1999    0.17%           $13,354               0.36%          $14,420             0.30%   $11,575
     08/31/1999   -1.35%           $13,174              -0.80%          $14,304             0.24%   $11,603
     09/30/1999   -0.52%           $13,105               0.04%          $14,310             0.48%   $11,658
     10/31/1999   -1.75%           $12,876              -1.08%          $14,155             0.18%   $11,679
     11/30/1999    1.07%           $13,014               1.06%          $14,305             0.06%   $11,686
     12/31/1999   -0.92%           $12,894              -0.75%          $14,198             0.00%   $11,686
     01/31/2000   -0.53%           $12,826              -0.44%          $14,136             0.24%   $11,715
     02/29/2000                    $13,001               1.16%          $14,300             0.59%   $11,784

Total Return                        30.01%                              43.00%                     17.84%
------------------------------------------------------------------------------------------------------------

*Source: Standard & Poor's Micropal.


Past performance does not guarantee future results.

PORTFOLIO BREAKDOWN

Franklin Insured
Tax-Free Income Fund
2/29/00

                                            % OF TOTAL
                                             LONG-TERM
SECTOR                                      INVESTMENTS
-------------------------------------------------------
Hospital & Health Care                         26.9%

Prerefunded                                    21.0%

Utilities                                      19.7%

Transportation                                  6.8%

General Obligation                              6.6%

Higher Education                                6.1%

Housing                                         3.7%

Subject to Government Appropriation             3.3%

Tax-Supported                                   2.7%

Other Revenue Bonds                             2.3%

Corporate-Backed                                0.9%

FRANKLIN INSURED TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio consisting primarily of insured municipal bonds.(1)
--------------------------------------------------------------------------------

PORTFOLIO NOTES

The fixed income markets reacted with caution to Federal Reserve Board (Fed) policy during the review period. The Fed took on a more aggressive posture regarding potential domestic inflationary tendencies, increasing the federal funds target rate four times, or a rise of one percent (100 basis points), to 5.75%. At the end of the reporting period, the Fed maintained a bias toward further increases. In the near term, we believe the economy's strength and inflationary pressures will determine the level of volatility affecting the fixed income markets.

Rising interest rates during the fund's reporting period proved challenging for the municipal bond market. The yield on the benchmark 30-year Treasury bond steadily increased from 5.58% on February 28, 1999, to 6.14% on February 29, 2000 -- reaching a high of 6.75% on January 20, 2000. Its price fell 10.06% for the same period, as bond prices fall when yields increase. The municipal bond market generally trended with the 30-year Treasury bond, and the Lehman Brothers Insured Municipal Bond Index lost 8.92% in price. By comparison, Franklin Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, declined 8.32%.(2)


(1) These dividends are generally subject to state and local income taxes, if any. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the fund's portfolio, but does not guarantee the insured securities' market value, the value of the fund's shares, or the fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the fund if called upon to do so.

(2) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.


All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 53.

Recent marketplace volatility offered us the opportunity to purchase specialty state bonds to increase the fund's liquidity and take advantage of narrow yield spreads. Specialty state bonds historically trade at lower yields than other state bonds due to supply and demand characteristics. In down markets, specialty state bonds generally trade at yields close to national levels. As the bond market stabilizes, the yield ratios should return to historical levels, a situation which should prove beneficial for our specialty state bonds going forward. The fund also added to its allocation of insured hospital bonds. As the fixed income market declined, hospital bonds fell out of favor, enabling us to purchase them at what we felt were advantageous levels. Some of the fund's purchases were University of Colorado Hospital Authority Revenue, Georgia Medical Center Hospital Authority Revenue, Atlanta (GA) Water and Wastewater Revenue, Mesa (AZ) IDAR Discovery Health System, and Harris County (TX) Health Facilities Development Corp. Revenue bonds.

We made most of our purchases in the new-issue market as we believed many deals coming to market were priced attractively. Furthermore, we sold bonds in the secondary market attempting to take tax losses that can be used to help offset current or future capital gains, possibly lowering shareholders' future tax liabilities. To meet redemptions, the fund primarily sold securities that were trading at relatively favorable market prices -- mostly specialty state bonds with lower coupons. During the reporting period, the fund sold Florida State Turnpike Authority Revenue, Lee Co. (FL) Solid Waste System Revenue, Atlanta
(GA) Water and Wastewater Revenue, Port Authority of New York and New Jersey Revenue, Jefferson County (KY) Health Facilities, Kent Hospital (MI) Finance Authority Health Care Revenue, and Wisconsin State Health and Educational Revenue bonds.

Your fund offers a notable tax advantage over a comparable taxable investment. On page 19, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.16%, based on an annualization of the current 5.05 cent ($0.0505) per share dividend and the maximum offering price of $11.74 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal personal income tax bracket of 39.6% would need to earn 8.54% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

Looking forward, we will continue attempting to take advantage of the recently higher interest-rate environment, seeking to provide shareholders with high, current tax-free income. Please keep in mind that interest rates, and therefore bond prices, rise and fall depending on domestic and global economic factors. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. However, municipal bond funds such as Franklin Insured Tax-Free Income Fund can help to lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.

DIVIDEND DISTRIBUTIONS*

Franklin Insured Tax-Free Income Fund
3/1/99 - 2/29/00


                                              DIVIDEND PER SHARE
                                   -------------------------------------------
MONTH                                 CLASS A      CLASS B**       CLASS C
------------------------------------------------------------------------------
March                               5.10 cents        --           4.47 cents

April                               5.10 cents        --           4.47 cents

May                                 5.10 cents        --           4.47 cents

June                                5.05 cents        --           4.50 cents

July                                5.05 cents        --           4.50 cents

August                              5.05 cents        --           4.50 cents

September                           5.05 cents        --           4.53 cents

October                             5.05 cents        --           4.53 cents

November                            5.05 cents        --           4.53 cents

December                            5.05 cents        --           4.53 cents

January                             5.05 cents        --           4.53 cents

February                            5.05 cents     2.88 cents      4.53 cents
------------------------------------------------------------------------------
TOTAL                              60.75 CENTS     2.88 CENTS     54.09 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

**Effective February 1, 2000, the fund began offering Class B shares to investors. See the prospectus for details.





--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN INSURED
TAX-FREE INCOME FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year and aggregate total returns do not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                  -3.21%
Net Asset Value (NAV)                  $11.24 (2/29/00)             $12.26 (2/28/99)
Change in NAV                          -$1.02
Distributions (3/1/99-2/29/00)         Dividend Income              $0.6075
                                       Short-Term Capital Gain      $0.0032
                                       Long-Term Capital Gain       $0.0179
                                       ------------------------------------
                                       Total                        $0.6286


CLASS B
Aggregate Total Return                 +1.31%
Net Asset Value (NAV)                  $11.24 (2/29/00)             $11.14 (2/1/00)
Change in NAV                          +$0.10
Distributions (2/1/00-2/29/00)         Dividend Income              $0.0288


CLASS C
One-Year Total Return                  -3.74%
Net Asset Value (NAV)                  $11.31 (2/29/00)             $12.33 (2/28/99)
Change in NAV                          -$1.02
Distributions (3/1/99-2/29/00)         Dividend Income              $0.5409
                                       Short-Term Capital Gain      $0.0032
                                       Long-Term Capital Gain       $0.0179
                                       ------------------------------------
                                       Total                        $0.5620



Franklin Insured Tax-Free Income Fund paid distributions derived from long-term capital gains of 1.79 cents ($0.0179) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).



Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE


                                                                            INCEPTION
CLASS A                                        1-YEAR  5-YEAR    10-YEAR    (4/3/85)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                     -3.21%  +26.05%   +84.15%    +193.65%

Average Annual Total Return(2)                 -7.29%   +3.84%    +5.84%      +7.18%


                                                                             INCEPTION
CLASS B                                                                      (2/1/00)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                                                    +1.31%

Aggregate Total Return(2)                                                     -2.69%


                                                                             INCEPTION
CLASS C                                                  1-YEAR    3-YEAR    (5/1/95)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                               -3.74%    +8.80%     +21.94%

Average Annual Total Return(2)                           -5.57%    +2.52%      +3.98%


SHARE CLASS                                                 A         B        C
---------------------------------------------------------------------------------------
Distribution Rate(3)                                      5.16%     4.84%      4.76%

Taxable Equivalent Distribution Rate(4)                   8.54%     8.01%      7.88%

30-Day Standardized Yield(5)                              4.96%     4.66%      4.58%

Taxable Equivalent Yield(4)                               8.21%     7.72%      7.58%



(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Class B) per share on February 29, 2000.

(4) Taxable equivalent distribution rate and yield assume the 2000 maximum federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.



--------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



Past performance does not guarantee future results.


FRANKLIN INSURED
TAX-FREE INCOME FUND


AVERAGE ANNUAL TOTAL RETURN 2/29/00

CLASS A
---------------------------------
1-Year                     -7.29%

5-Year                     +3.84%

10-Year                    +5.84%

Since Inception (4/3/85)   +7.18%


AVERAGE ANNUAL TOTAL RETURN 2/29/00

CLASS C
-----------------------------------
1-Year                     -5.57%

3-Year                     +2.52%

Since Inception (5/1/95)   +3.98%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


                             [CLASS A LINE GRAPH]

The following line graph compares the performance of the Franklin Insured Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

-----------------------------------------------------------------------------------------------------------
Date                      Franklin Insured Tax-Free Income     Lehman Brothers Municipal         CPI
                                    Fund-Class A                      Bond Index
-----------------------------------------------------------------------------------------------------------
     03/01/1990                              $ 9,572                   $10,000                      $10,000
     03/31/1990    -0.03%                    $ 9,569    0.03%          $10,003              0.55%   $10,055
     04/30/1990    -0.92%                    $ 9,481   -0.72%           $9,931              0.16%   $10,071
     05/31/1990     2.33%                    $ 9,702    2.18%          $10,147              0.23%   $10,094
     06/30/1990     0.87%                    $ 9,786    0.88%          $10,237              0.54%   $10,149
     07/31/1990     1.67%                    $ 9,950    1.47%          $10,387              0.38%   $10,187
     08/31/1990    -2.41%                    $ 9,710   -1.45%          $10,237              0.92%   $10,281
     09/30/1990     0.76%                    $ 9,784    0.06%          $10,243              0.84%   $10,367
     10/31/1990     1.49%                    $ 9,930    1.82%          $10,429              0.60%   $10,430
     11/30/1990     2.10%                    $10,138    2.01%          $10,639              0.22%   $10,453
     12/31/1990     0.30%                    $10,169    0.43%          $10,685              0.00%   $10,453
     01/31/1991     1.64%                    $10,335    1.34%          $10,828              0.60%   $10,515
     02/28/1991     0.65%                    $10,403    0.87%          $10,922              0.15%   $10,531
     03/31/1991     0.39%                    $10,443    0.03%          $10,925              0.15%   $10,547
     04/30/1991     1.44%                    $10,593    1.34%          $11,072              0.15%   $10,563
     05/31/1991     0.65%                    $10,662    0.89%          $11,170              0.30%   $10,594
     06/30/1991    -0.05%                    $10,657   -0.10%          $11,159              0.29%   $10,625
     07/31/1991     1.35%                    $10,801    1.22%          $11,295              0.15%   $10,641
     08/31/1991     0.82%                    $10,889    1.32%          $11,444              0.29%   $10,672
     09/30/1991     1.34%                    $11,035    1.30%          $11,593              0.44%   $10,719
     10/31/1991     0.64%                    $11,106    0.90%          $11,697              0.15%   $10,735
     11/30/1991    -0.05%                    $11,100    0.28%          $11,730              0.29%   $10,766
     12/31/1991     2.03%                    $11,326    2.15%          $11,982              0.07%   $10,774
     01/31/1992     0.55%                    $11,388    0.23%          $12,010              0.15%   $10,790
     02/29/1992     0.12%                    $11,402    0.03%          $12,013              0.36%   $10,829
     03/31/1992     0.32%                    $11,438    0.03%          $12,017              0.51%   $10,884
     04/30/1992     0.78%                    $11,527    0.89%          $12,124              0.14%   $10,899
     05/31/1992     1.47%                    $11,697    1.18%          $12,267              0.14%   $10,914
     06/30/1992     1.30%                    $11,849    1.68%          $12,473              0.36%   $10,954
     07/31/1992     3.66%                    $12,283    3.00%          $12,847              0.21%   $10,977
     08/31/1992    -1.36%                    $12,116   -0.97%          $12,723              0.28%   $11,007
     09/30/1992     0.15%                    $12,134    0.65%          $12,805              0.28%   $11,038
     10/31/1992    -1.64%                    $11,935   -0.98%          $12,680              0.35%   $11,077
     11/30/1992     2.42%                    $12,224    1.79%          $12,907              0.14%   $11,092
     12/31/1992     1.35%                    $12,389    1.02%          $13,039             -0.07%   $11,085
     01/31/1993     1.32%                    $12,552    1.16%          $13,190              0.49%   $11,139
     02/28/1993     2.84%                    $12,909    3.62%          $13,667              0.35%   $11,178
     03/31/1993    -0.54%                    $12,839   -1.06%          $13,522              0.35%   $11,217
     04/30/1993     0.68%                    $12,926    1.01%          $13,659              0.28%   $11,248
     05/31/1993     0.38%                    $12,975    0.56%          $13,735              0.14%   $11,264
     06/30/1993     1.72%                    $13,198    1.67%          $13,965              0.14%   $11,280
     07/31/1993     0.17%                    $13,221    0.13%          $13,983              0.00%   $11,280
     08/31/1993     2.05%                    $13,492    2.08%          $14,274              0.28%   $11,311
     09/30/1993     1.09%                    $13,639    1.14%          $14,437              0.21%   $11,335
     10/31/1993     0.13%                    $13,657    0.19%          $14,464              0.41%   $11,382
     11/30/1993    -0.31%                    $13,614   -0.88%          $14,337              0.07%   $11,390
     12/31/1993     1.79%                    $13,858    2.11%          $14,639              0.00%   $11,390
     01/31/1994     0.95%                    $13,990    1.14%          $14,806              0.27%   $11,420
     02/28/1994    -2.02%                    $13,707   -2.59%          $14,423              0.34%   $11,459
     03/31/1994    -3.17%                    $13,273   -4.07%          $13,836              0.34%   $11,498
     04/30/1994     0.41%                    $13,327    0.85%          $13,953              0.14%   $11,514
     05/31/1994     0.69%                    $13,419    0.87%          $14,075              0.07%   $11,522
     06/30/1994    -0.36%                    $13,371   -0.61%          $13,989              0.34%   $11,562
     07/31/1994     1.58%                    $13,582    1.83%          $14,245              0.27%   $11,593
     08/31/1994     0.26%                    $13,617    0.35%          $14,295              0.40%   $11,639
     09/30/1994    -0.92%                    $13,492   -1.47%          $14,084              0.27%   $11,671
     10/31/1994    -1.28%                    $13,319   -1.78%          $13,834              0.07%   $11,679
     11/30/1994    -1.68%                    $13,096   -1.81%          $13,583              0.13%   $11,694
     12/31/1994     2.01%                    $13,359    2.20%          $13,882              0.00%   $11,694
     01/31/1995     2.35%                    $13,673    2.86%          $14,279              0.40%   $11,741
     02/28/1995     2.31%                    $13,989    2.91%          $14,695              0.40%   $11,788
     03/31/1995     0.87%                    $14,110    1.15%          $14,864              0.33%   $11,827
     04/30/1995     0.20%                    $14,138    0.12%          $14,882              0.33%   $11,866
     05/31/1995     2.27%                    $14,459    3.19%          $15,356              0.20%   $11,889
     06/30/1995    -0.48%                    $14,390   -0.87%          $15,223              0.20%   $11,913
     07/31/1995     0.50%                    $14,462    0.95%          $15,367              0.00%   $11,913
     08/31/1995     0.89%                    $14,591    1.27%          $15,563              0.26%   $11,944
     09/30/1995     0.47%                    $14,659    0.63%          $15,661              0.20%   $11,968
     10/31/1995     1.26%                    $14,844    1.45%          $15,888              0.33%   $12,007
     11/30/1995     1.37%                    $15,047    1.66%          $16,151             -0.07%   $11,999
     12/31/1995     0.86%                    $15,177    0.96%          $16,306             -0.07%   $11,991
     01/31/1996     0.58%                    $15,265    0.76%          $16,430              0.59%   $12,061
     02/29/1996    -0.41%                    $15,202   -0.68%          $16,319              0.32%   $12,100
     03/31/1996    -1.00%                    $15,050   -1.28%          $16,110              0.52%   $12,163
     04/30/1996    -0.26%                    $15,011   -0.28%          $16,065              0.39%   $12,210
     05/31/1996     0.19%                    $15,039   -0.04%          $16,058              0.19%   $12,234
     06/30/1996     0.96%                    $15,184    1.09%          $16,233              0.06%   $12,241
     07/31/1996     0.67%                    $15,286    0.90%          $16,379              0.19%   $12,264
     08/31/1996     0.15%                    $15,309   -0.02%          $16,376              0.19%   $12,287
     09/30/1996     1.24%                    $15,498    1.40%          $16,605              0.32%   $12,327
     10/31/1996     0.88%                    $15,635    1.13%          $16,793              0.32%   $12,366
     11/30/1996     1.37%                    $15,849    1.83%          $17,100              0.19%   $12,390
     12/31/1996    -0.24%                    $15,811   -0.42%          $17,028              0.00%   $12,390
     01/31/1997     0.13%                    $15,831    0.19%          $17,061              0.32%   $12,429
     02/28/1997     0.71%                    $15,944    0.92%          $17,218              0.31%   $12,468
     03/31/1997    -0.92%                    $15,797   -1.33%          $16,989              0.25%   $12,499
     04/30/1997     0.70%                    $15,908    0.84%          $17,131              0.12%   $12,514
     05/31/1997     1.17%                    $16,094    1.51%          $17,390             -0.06%   $12,507
     06/30/1997     0.89%                    $16,237    1.07%          $17,576              0.12%   $12,522
     07/31/1997     2.35%                    $16,619    2.77%          $18,063              0.12%   $12,537
     08/31/1997    -0.86%                    $16,476   -0.94%          $17,893              0.19%   $12,560
     09/30/1997     1.03%                    $16,645    1.19%          $18,106              0.25%   $12,592
     10/31/1997     0.64%                    $16,752    0.64%          $18,222              0.25%   $12,623
     11/30/1997     0.66%                    $16,863    0.59%          $18,330             -0.06%   $12,616
     12/31/1997     1.38%                    $17,095    1.46%          $18,597             -0.12%   $12,601
     01/31/1998     0.86%                    $17,242    1.03%          $18,789              0.19%   $12,624
     02/28/1998    -0.04%                    $17,235    0.03%          $18,794              0.19%   $12,648
     03/31/1998     0.23%                    $17,275    0.09%          $18,811              0.19%   $12,672
     04/30/1998    -0.31%                    $17,221   -0.45%          $18,727              0.18%   $12,695
     05/31/1998     1.42%                    $17,466    1.58%          $19,023              0.18%   $12,718
     06/30/1998     0.48%                    $17,550    0.39%          $19,097              0.12%   $12,733
     07/31/1998     0.31%                    $17,604    0.25%          $19,145              0.12%   $12,749
     08/31/1998     1.34%                    $17,840    1.55%          $19,441              0.12%   $12,764
     09/30/1998     1.13%                    $18,042    1.25%          $19,684              0.12%   $12,779
     10/31/1998     0.05%                    $18,051    0.00%          $19,684              0.24%   $12,810
     11/30/1998     0.35%                    $18,114    0.35%          $19,753              0.00%   $12,810
     12/31/1998     0.10%                    $18,132    0.25%          $19,803             -0.06%   $12,802
     01/31/1999     0.91%                    $18,297    1.19%          $20,038              0.24%   $12,833
     02/28/1999    -0.40%                    $18,224   -0.44%          $19,950              0.12%   $12,848
     03/31/1999     0.32%                    $18,282    0.14%          $19,978              0.30%   $12,887
     04/30/1999     0.17%                    $18,313    0.25%          $20,028              0.73%   $12,981
     05/31/1999    -0.53%                    $18,216   -0.58%          $19,912              0.00%   $12,981
     06/30/1999    -1.29%                    $17,981   -1.44%          $19,625              0.00%   $12,981
     07/31/1999     0.15%                    $18,008    0.36%          $19,696              0.30%   $13,020
     08/31/1999    -1.22%                    $17,788   -0.80%          $19,538              0.24%   $13,051
     09/30/1999    -0.18%                    $17,756    0.04%          $19,546              0.48%   $13,114
     10/31/1999    -1.41%                    $17,506   -1.08%          $19,335              0.18%   $13,137
     11/30/1999     1.01%                    $17,683    1.06%          $19,540              0.06%   $13,145
     12/31/1999    -0.95%                    $17,515   -0.75%          $19,393              0.00%   $13,145
     01/31/2000    -0.62%                    $17,406   -0.44%          $19,308              0.24%   $13,177
     02/29/2000     1.33%                    $17,632    1.16%          $19,532              0.59%   $13,255

Total Return                                  76.32%                    95.32%                       32.55%
------------------------------------------------------------------------------------------------------------



                              [CLASS C LINE GRAPH]


The following line graph compares the performance of the Franklin Insured Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

----------------------------------------------------------------------------------------------------------
Date                       Franklin Insured Tax-Free Income      Lehman Brothers Municipal       CPI
                                     Fund-Class C                        Bond Index
----------------------------------------------------------------------------------------------------------
     05/01/1995                      $9,901                              $10,000                   $10,000
     05/31/1995    2.38%            $10,137                3.19%         $10,319            0.20%  $10,020
     06/30/1995   -0.45%            $10,091               -0.87%         $10,229            0.20%  $10,040
     07/31/1995    0.45%            $10,136                0.95%         $10,326            0.00%  $10,040
     08/31/1995    0.84%            $10,222                1.27%         $10,458            0.26%  $10,066
     09/29/1995    0.51%            $10,274                0.63%         $10,523            0.20%  $10,086
     10/31/1995    1.20%            $10,397                1.45%         $10,676            0.33%  $10,120
     11/30/1995    1.23%            $10,525                1.66%         $10,853           -0.07%  $10,112
     12/29/1995    0.89%            $10,619                0.96%         $10,957           -0.07%  $10,105
     01/31/1996    0.52%            $10,674                0.76%         $11,041            0.59%  $10,165
     02/29/1996   -0.44%            $10,627               -0.68%         $10,966            0.32%  $10,198
     03/29/1996   -1.05%            $10,515               -1.28%         $10,825            0.52%  $10,251
     04/30/1996   -0.22%            $10,492               -0.28%         $10,795            0.39%  $10,291
     05/31/1996    0.14%            $10,507               -0.04%         $10,791            0.19%  $10,310
     06/28/1996    0.91%            $10,602                1.09%         $10,908            0.06%  $10,316
     07/31/1996    0.71%            $10,678                0.90%         $11,006            0.19%  $10,336
     08/30/1996    0.03%            $10,681               -0.02%         $11,004            0.19%  $10,356
     09/30/1996    1.19%            $10,808                1.40%         $11,158            0.32%  $10,389
     10/31/1996    0.83%            $10,898                1.13%         $11,284            0.32%  $10,422
     11/29/1996    1.31%            $11,040                1.83%         $11,491            0.19%  $10,442
     12/31/1996   -0.29%            $11,008               -0.42%         $11,443            0.00%  $10,442
     01/31/1997    0.08%            $11,017                0.19%         $11,464            0.32%  $10,475
     02/28/1997    0.74%            $11,099                0.92%         $11,570            0.31%  $10,508
     03/31/1997   -1.05%            $10,982               -1.33%         $11,416            0.25%  $10,534
     04/30/1997    0.73%            $11,062                0.84%         $11,512            0.12%  $10,547
     05/31/1997    1.11%            $11,185                1.51%         $11,686           -0.06%  $10,540
     06/30/1997    0.84%            $11,279                1.07%         $11,811            0.12%  $10,553
     07/31/1997    2.29%            $11,537                2.77%         $12,138            0.12%  $10,565
     08/31/1997   -0.90%            $11,434               -0.94%         $12,024            0.19%  $10,586
     09/30/1997    0.97%            $11,544                1.19%         $12,167            0.25%  $10,612
     10/31/1997    0.59%            $11,613                0.64%         $12,245            0.25%  $10,639
     11/30/1997    0.61%            $11,683                0.59%         $12,317           -0.06%  $10,632
     12/31/1997    1.41%            $11,848                1.46%         $12,497           -0.12%  $10,619
     01/31/1998    0.73%            $11,935                1.03%         $12,626            0.19%  $10,640
     02/28/1998   -0.01%            $11,933                0.03%         $12,629            0.19%  $10,660
     03/31/1998    0.10%            $11,945                0.09%         $12,641            0.19%  $10,680
     04/30/1998   -0.36%            $11,902               -0.45%         $12,584            0.18%  $10,699
     05/31/1998    1.44%            $12,074                1.58%         $12,783            0.18%  $10,719
     06/30/1998    0.43%            $12,126                0.39%         $12,832            0.12%  $10,731
     07/31/1998    0.26%            $12,157                0.25%         $12,865            0.12%  $10,744
     08/31/1998    1.29%            $12,314                1.55%         $13,064            0.12%  $10,757
     09/30/1998    1.08%            $12,447                1.25%         $13,227            0.12%  $10,770
     10/31/1998    0.00%            $12,447                0.00%         $13,227            0.24%  $10,796
     11/30/1998    0.30%            $12,484                0.35%         $13,274            0.00%  $10,796
     12/31/1998    0.05%            $12,491                0.25%         $13,307           -0.06%  $10,789
     01/31/1999    0.86%            $12,598                1.19%         $13,465            0.24%  $10,815
     02/28/1999   -0.44%            $12,543               -0.44%         $13,406            0.12%  $10,828
     03/31/1999    0.26%            $12,575                0.14%         $13,425            0.30%  $10,861
     04/30/1999    0.12%            $12,590                0.25%         $13,458            0.73%  $10,940
     05/31/1999   -0.57%            $12,519               -0.58%         $13,380            0.00%  $10,940
     06/30/1999   -1.33%            $12,352               -1.44%         $13,187            0.00%  $10,940
     07/31/1999    0.11%            $12,366                0.36%         $13,235            0.30%  $10,973
     08/31/1999   -1.18%            $12,220               -0.80%         $13,129            0.24%  $10,999
     09/30/1999   -0.31%            $12,182                0.04%         $13,134            0.48%  $11,052
     10/31/1999   -1.53%            $11,995               -1.08%         $12,992            0.18%  $11,072
     11/30/1999    1.05%            $12,121                1.06%         $13,130            0.06%  $11,079
     12/31/1999   -0.99%            $12,001               -0.75%         $13,032            0.00%  $11,079
     01/31/2000   -0.66%            $11,922               -0.44%         $12,974            0.24%  $11,105
     02/29/2000    1.28%            $12,073                1.16%         $13,125            0.59%  $11,171

Total Return                         20.73%                               31.25%                    11.71%
----------------------------------------------------------------------------------------------------------


*Source: Standard and Poor's Micropal.



Past performance does not guarantee future results.

FRANKLIN MASSACHUSETTS INSURED
TAX-FREE INCOME FUND



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Massachusetts Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Massachusetts state personal income taxes through a portfolio consisting primarily of insured Massachusetts municipal bonds.(1)
--------------------------------------------------------------------------------


COMMONWEALTH UPDATE

[MA STATE GRAPHIC]

As of January 2000, Standard & Poor's, an independent rating agency, upgraded Massachusetts' general obligation debt to AA-, to positive from stable, reflecting the commonwealth's strengthened and diversified economic base, as well as its recent history of prudent fiscal management.(2)

The high technology, financial services, education and health care industries underpinned the commonwealth's vibrant economy. Massachusetts' 9.5% high-technology employment concentration was the highest of any state in the U.S. at the end of the reporting period.(2) In this expanding economic environment, Massachusetts' low unemployment averaged 3.1% for 1999, compared with 4.2% for the nation.(3)

Also contributing to the state's solid financial picture, fiscal year 1999 rang in Massachusetts' eighth consecutive year of budgetary surpluses.(2) In February 2000, the governor endorsed a debt reduction plan to use a general obligation debt. Although in 1999 Massachusetts' $2,612 net tax-supported per-capita debt level remained higher than the national average, its growing economy and demonstrated financial discipline should bolster its positive credit status going forward.(4)



(1) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the fund's portfolio, but does not guarantee the insured securities' market value, the value of the fund's shares, or the fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the fund if called upon to do so.

(2) Source: Standard & Poor's Ratings Direct, 1/14/2000. This does not indicate Standard & Poor's rating for the fund.

(3) Source: Moody's Investors Service, Municipal Credit Research, 2/15/2000.

(4) Source: Moody's Investors Service.



All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 68.

PORTFOLIO BREAKDOWN

Franklin Massachusetts Insured Tax-Free Income Fund 2/29/00

                                            % OF TOTAL
                                             LONG-TERM
SECTOR                                      INVESTMENTS
--------------------------------------------------------
Hospital & Health Care                         27.2%

Transportation                                 18.3%

Higher Education                               15.6%

Prerefunded                                    12.3%

General Obligation                              9.8%

Utilities                                       7.7%

Housing                                         5.1%

Other Revenue                                   3.1%

Subject to Government Appropriation             0.9%


PORTFOLIO NOTES


The rise in interest rates during the reporting period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.06%, and the Lehman Brothers Insured Municipal Bond Index was off 8.92%. By comparison, your fund's Class A share price, as measured by net asset value, declined 8.20%.(5)

We sought to take advantage of the reporting period's rising interest-rate environment to restructure the portfolio, seeking to improve the fund's long-term income-earning potential. Such a strategy enabled us to sell bonds at losses that can be used to help offset current or future capital gains, possibly lowering shareholders' future tax liabilities. With this in mind, the fund sold Massachusetts State Turnpike Authority Western Turnpike Revenue, Massachusetts State Health and Educational Facilities Authority Revenue and Massachusetts State Water Resources Authority Revenue bonds during the reporting period.

Strategies to improve the fund's dividend distributions included selling shorter-maturity bonds and buying longer-term bonds; replacing lower-yielding with higher-yielding bonds; and selling prerefunded bonds to buy longer-term, higher-yielding bonds. We also sold bonds close to their call dates and bought bonds with longer call protection to improve the predictability of the fund's future dividend payments. Attempting to meet these goals, we made several additions to the portfolio during the reporting period, including Massachusetts State Water Resources Authority Revenue; Massachusetts State HFAR, SFHR; Massachusetts State Port Authority Revenue; and Kingston (MA) General Obligation.

Your fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 24 shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.08%, based on an annualization of the current 4.75 cent ($0.0475) per share dividend and the maximum offering price of $11.23 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Massachusetts state personal income tax bracket of 43.19% would need to earn 8.94% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.


(5) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

Looking forward, we will continue attempting to take advantage of the recently higher interest-rate environment, seeking to provide shareholders with high, current tax-free income. Please keep in mind that interest rates, and therefore bond prices, rise and fall depending on domestic and global economic factors. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. However, municipal bond funds such as Franklin Massachusetts Insured Tax-Free Income Fund can help to lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.



DIVIDEND DISTRIBUTIONS*

Franklin Massachusetts Insured Tax-Free Income Fund 3/1/99 - 2/29/00

                                                    DIVIDEND PER SHARE
                                                  ------------------------
MONTH                                              CLASS A       CLASS C
--------------------------------------------------------------------------
March                                             4.75 cents    4.18 cents

April                                             4.75 cents    4.18 cents

May                                               4.75 cents    4.18 cents

June                                              4.75 cents    4.24 cents

July                                              4.75 cents    4.24 cents

August                                            4.75 cents    4.24 cents

September                                         4.75 cents    4.23 cents

October                                           4.75 cents    4.23 cents

November                                          4.75 cents    4.23 cents

December                                          4.75 cents    4.26 cents

January                                           4.75 cents    4.26 cents

February                                          4.75 cents    4.26 cents
--------------------------------------------------------------------------
TOTAL                                            57.00 CENTS   50.73 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


FRANKLIN MASSACHUSETTS
INSURED TAX-FREE
INCOME FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------


(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on February 29, 2000.

(4) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Massachusetts state personal income tax bracket of 43.19%, based on the federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.




--------------------------------------------------------------------------------
Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                  -3.34%
Net Asset Value (NAV)                  $10.75 (2/29/00)         $11.71 (2/28/99)
Change in NAV                          -$0.96
Distributions (3/1/99-2/29/00)         Dividend Income          $0.5700

CLASS C
One-Year Total Return                  -3.78%
Net Asset Value (NAV)                  $10.81 (2/29/00)         $11.76 (2/28/99)
Change in NAV                          -$0.95
Distributions (3/1/99-2/29/00)         Dividend Income          $0.5073


ADDITIONAL PERFORMANCE

                                                                             INCEPTION
CLASS A                                        1-YEAR   5-YEAR   10-YEAR     (4/3/85)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                     -3.34%  +25.93%   +81.78%    +168.68%

Average Annual Total Return(2)                 -7.45%   +3.82%    +5.69%      +6.55%


                                                                             INCEPTION
CLASS C                                                 1-YEAR    3-YEAR      (5/1/95)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                              -3.78%   +8.70%      +21.64%

Average Annual Total Return(2)                          -5.66%   +2.47%       +3.93%


SHARE CLASS                                                         A            C
---------------------------------------------------------------------------------------
Distribution Rate(3)                                              5.08%        4.66%

Taxable Equivalent Distribution Rate(4)                           8.94%        8.20%

30-Day Standardized Yield(5)                                      4.91%        4.53%

Taxable Equivalent Yield(4)                                       8.64%        7.97%



For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

                              [CLASS A LINE GRAPH]


The following line graph compares the performance of the Franklin Massachusetts Insured Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

-----------------------------------------------------------------------------------------------------------
Date                          Franklin Massachusetts Insured      Lehman Brothers Municipal      CPI
                               Tax-Free Income Fund-Class A               Bond Index
-----------------------------------------------------------------------------------------------------------
     03/01/1990                                    $9,571                 $10,000                   $10,000
     03/31/1990     0.00%                          $9,571    0.03%        $10,003           0.55%   $10,055
     04/30/1990    -1.04%                          $9,471   -0.72%        $9,931            0.16%   $10,071
     05/31/1990     2.10%                          $9,670    2.18%        $10,147           0.23%   $10,094
     06/30/1990     0.85%                          $9,753    0.88%        $10,237           0.54%   $10,149
     07/31/1990     1.60%                          $9,909    1.47%        $10,387           0.38%   $10,187
     08/31/1990    -1.86%                          $9,724   -1.45%        $10,237           0.92%   $10,281
     09/30/1990    -0.19%                          $9,706    0.06%        $10,243           0.84%   $10,367
     10/31/1990     1.25%                          $9,827    1.82%        $10,429           0.60%   $10,430
     11/30/1990     2.00%                         $10,024    2.01%        $10,639           0.22%   $10,453
     12/31/1990     0.28%                         $10,052    0.43%        $10,685           0.00%   $10,453
     01/31/1991     1.79%                         $10,232    1.34%        $10,828           0.60%   $10,515
     02/28/1991     0.46%                         $10,279    0.87%        $10,922           0.15%   $10,531
     03/31/1991     0.47%                         $10,327    0.03%        $10,925           0.15%   $10,547
     04/30/1991     1.40%                         $10,472    1.34%        $11,072           0.15%   $10,563
     05/31/1991     0.65%                         $10,540    0.89%        $11,170           0.30%   $10,594
     06/30/1991     0.10%                         $10,550   -0.10%        $11,159           0.29%   $10,625
     07/31/1991     1.39%                         $10,697    1.22%        $11,295           0.15%   $10,641
     08/31/1991     0.83%                         $10,786    1.32%        $11,444           0.29%   $10,672
     09/30/1991     1.19%                         $10,914    1.30%        $11,593           0.44%   $10,719
     10/31/1991     0.73%                         $10,994    0.90%        $11,697           0.15%   $10,735
     11/30/1991     0.00%                         $10,994    0.28%        $11,730           0.29%   $10,766
     12/31/1991     1.92%                         $11,205    2.15%        $11,982           0.07%   $10,774
     01/31/1992     0.61%                         $11,273    0.23%        $12,010           0.15%   $10,790
     02/29/1992    -0.03%                         $11,270    0.03%        $12,013           0.36%   $10,829
     03/31/1992     0.27%                         $11,300    0.03%        $12,017           0.51%   $10,884
     04/30/1992     0.85%                         $11,396    0.89%        $12,124           0.14%   $10,899
     05/31/1992     1.31%                         $11,546    1.18%        $12,267           0.14%   $10,914
     06/30/1992     1.50%                         $11,719    1.68%        $12,473           0.36%   $10,954
     07/31/1992     3.29%                         $12,104    3.00%        $12,847           0.21%   $10,977
     08/31/1992    -1.31%                         $11,946   -0.97%        $12,723           0.28%   $11,007
     09/30/1992     0.12%                         $11,960    0.65%        $12,805           0.28%   $11,038
     10/31/1992    -1.87%                         $11,736   -0.98%        $12,680           0.35%   $11,077
     11/30/1992     2.53%                         $12,033    1.79%        $12,907           0.14%   $11,092
     12/31/1992     1.48%                         $12,211    1.02%        $13,039          -0.07%   $11,085
     01/31/1993     1.35%                         $12,376    1.16%        $13,190           0.49%   $11,139
     02/28/1993     2.79%                         $12,722    3.62%        $13,667           0.35%   $11,178
     03/31/1993     0.05%                         $12,728   -1.06%        $13,522           0.35%   $11,217
     04/30/1993     0.76%                         $12,825    1.01%        $13,659           0.28%   $11,248
     05/31/1993     0.28%                         $12,861    0.56%        $13,735           0.14%   $11,264
     06/30/1993     1.62%                         $13,069    1.67%        $13,965           0.14%   $11,280
     07/31/1993     0.23%                         $13,099    0.13%        $13,983           0.00%   $11,280
     08/31/1993     1.87%                         $13,344    2.08%        $14,274           0.28%   $11,311
     09/30/1993     0.95%                         $13,471    1.14%        $14,437           0.21%   $11,335
     10/31/1993     0.19%                         $13,496    0.19%        $14,464           0.41%   $11,382
     11/30/1993    -0.36%                         $13,448   -0.88%        $14,337           0.07%   $11,390
     12/31/1993     1.52%                         $13,652    2.11%        $14,639           0.00%   $11,390
     01/31/1994     1.06%                         $13,797    1.14%        $14,806           0.27%   $11,420
     02/28/1994    -1.67%                         $13,566   -2.59%        $14,423           0.34%   $11,459
     03/31/1994    -3.29%                         $13,120   -4.07%        $13,836           0.34%   $11,498
     04/30/1994     0.21%                         $13,148    0.85%        $13,953           0.14%   $11,514
     05/31/1994     0.60%                         $13,226    0.87%        $14,075           0.07%   $11,522
     06/30/1994    -0.25%                         $13,193   -0.61%        $13,989           0.34%   $11,562
     07/31/1994     1.45%                         $13,385    1.83%        $14,245           0.27%   $11,593
     08/31/1994     0.24%                         $13,417    0.35%        $14,295           0.40%   $11,639
     09/30/1994    -1.00%                         $13,283   -1.47%        $14,084           0.27%   $11,671
     10/31/1994    -1.11%                         $13,135   -1.78%        $13,834           0.07%   $11,679
     11/30/1994    -1.62%                         $12,922   -1.81%        $13,583           0.13%   $11,694
     12/31/1994     1.82%                         $13,158    2.20%        $13,882           0.00%   $11,694
     01/31/1995     2.55%                         $13,493    2.86%        $14,279           0.40%   $11,741
     02/28/1995     2.42%                         $13,820    2.91%        $14,695           0.40%   $11,788
     03/31/1995     0.80%                         $13,930    1.15%        $14,864           0.33%   $11,827
     04/30/1995     0.36%                         $13,980    0.12%        $14,882           0.33%   $11,866
     05/31/1995     2.00%                         $14,260    3.19%        $15,356           0.20%   $11,889
     06/30/1995    -0.37%                         $14,207   -0.87%        $15,223           0.20%   $11,913
     07/31/1995     0.67%                         $14,302    0.95%        $15,367           0.00%   $11,913
     08/31/1995     0.82%                         $14,420    1.27%        $15,563           0.26%   $11,944
     09/30/1995     0.64%                         $14,512    0.63%        $15,661           0.20%   $11,968
     10/31/1995     1.20%                         $14,686    1.45%        $15,888           0.33%   $12,007
     11/30/1995     1.23%                         $14,867    1.66%        $16,151          -0.07%   $11,999
     12/31/1995     0.96%                         $15,009    0.96%        $16,306          -0.07%   $11,991
     01/31/1996     0.49%                         $15,083    0.76%        $16,430           0.59%   $12,061
     02/29/1996    -0.30%                         $15,038   -0.68%        $16,319           0.32%   $12,100
     03/31/1996     3.39%                         $15,548   -1.28%        $16,110           0.52%   $12,163
     04/30/1996    -0.36%                         $15,492   -0.28%        $16,065           0.39%   $12,210
     05/31/1996     0.17%                         $15,518   -0.04%        $16,058           0.19%   $12,234
     06/30/1996     0.87%                         $15,653    1.09%        $16,233           0.06%   $12,241
     07/31/1996     0.74%                         $15,769    0.90%        $16,379           0.19%   $12,264
     08/31/1996     0.13%                         $15,789   -0.02%        $16,376           0.19%   $12,287
     09/30/1996     1.14%                         $15,969    1.40%        $16,605           0.32%   $12,327
     10/31/1996     0.86%                         $16,107    1.13%        $16,793           0.32%   $12,366
     11/30/1996     1.44%                         $16,339    1.83%        $17,100           0.19%   $12,390
     12/31/1996    -0.36%                         $16,280   -0.42%        $17,028           0.00%   $12,390
     01/31/1997    -4.06%                         $15,619    0.19%        $17,061           0.32%   $12,429
     02/28/1997     0.79%                         $15,742    0.92%        $17,218           0.31%   $12,468
     03/31/1997    -1.27%                         $15,542   -1.33%        $16,989           0.25%   $12,499
     04/30/1997     0.78%                         $15,663    0.84%        $17,131           0.12%   $12,514
     05/31/1997     1.45%                         $15,891    1.51%        $17,390          -0.06%   $12,507
     06/30/1997     1.09%                         $16,064    1.07%        $17,576           0.12%   $12,522
     07/31/1997     2.69%                         $16,496    2.77%        $18,063           0.12%   $12,537
     08/31/1997    -0.94%                         $16,341   -0.94%        $17,893           0.19%   $12,560
     09/30/1997     1.12%                         $16,524    1.19%        $18,106           0.25%   $12,592
     10/31/1997     0.55%                         $16,615    0.64%        $18,222           0.25%   $12,623
     11/30/1997     0.65%                         $16,723    0.59%        $18,330          -0.06%   $12,616
     12/31/1997     1.45%                         $16,965    1.46%        $18,597          -0.12%   $12,601
     01/31/1998     0.69%                         $17,082    1.03%        $18,789           0.19%   $12,624
     02/28/1998     0.00%                         $17,082    0.03%        $18,794           0.19%   $12,648
     03/31/1998     0.10%                         $17,099    0.09%        $18,811           0.19%   $12,672
     04/30/1998    -0.21%                         $17,063   -0.45%        $18,727           0.18%   $12,695
     05/31/1998     1.35%                         $17,294    1.58%        $19,023           0.18%   $12,718
     06/30/1998     0.57%                         $17,392    0.39%        $19,097           0.12%   $12,733
     07/31/1998     0.20%                         $17,427    0.25%        $19,145           0.12%   $12,749
     08/31/1998     1.28%                         $17,650    1.55%        $19,441           0.12%   $12,764
     09/30/1998     1.07%                         $17,839    1.25%        $19,684           0.12%   $12,779
     10/31/1998    -0.32%                         $17,782    0.00%        $19,684           0.24%   $12,810
     11/30/1998     0.42%                         $17,857    0.35%        $19,753           0.00%   $12,810
     12/31/1998     0.13%                         $17,880    0.25%        $19,803          -0.06%   $12,802
     01/31/1999     0.85%                         $18,032    1.19%        $20,038           0.24%   $12,833
     02/28/1999    -0.19%                         $17,998   -0.44%        $19,950           0.12%   $12,848
     03/31/1999     0.30%                         $18,052    0.14%        $19,978           0.30%   $12,887
     04/30/1999     0.23%                         $18,093    0.25%        $20,028           0.73%   $12,981
     05/31/1999    -0.49%                         $18,004   -0.58%        $19,912           0.00%   $12,981
     06/30/1999    -1.38%                         $17,756   -1.44%        $19,625           0.00%   $12,981
     07/31/1999     0.13%                         $17,779    0.36%        $19,696           0.30%   $13,020
     08/31/1999    -1.40%                         $17,530   -0.80%        $19,538           0.24%   $13,051
     09/30/1999    -0.48%                         $17,446    0.04%        $19,546           0.48%   $13,114
     10/31/1999    -1.51%                         $17,183   -1.08%        $19,335           0.18%   $13,137
     11/30/1999     1.13%                         $17,377    1.06%        $19,540           0.06%   $13,145
     12/31/1999    -0.94%                         $17,213   -0.75%        $19,393           0.00%   $13,145
     01/31/2000    -0.59%                         $17,112   -0.44%        $19,308           0.24%   $13,177
     02/29/2000     1.65%                         $17,399    1.16%        $19,532           0.59%   $13,255

Total Return       73.99%                                   95.32%                         32.55%
------------------------------------------------------------------------------------------------------------

                              [CLASS B LINE GRAPH]

The following line graph compares the performance of the Franklin Massachusetts Insured Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

----------------------------------------------------------------------------------------------------------
Date                         Franklin Massachusetts Insured       Lehman Brothers Municipal      CPI
                              Tax-Free Income Fund-Class C                Bond Index
----------------------------------------------------------------------------------------------------------
     05/01/1995                       $9,904                              $10,000                  $10,000
     05/31/1995    2.12%             $10,114                 3.19%        $10,319           0.20%  $10,020
     06/30/1995   -0.34%             $10,080                -0.87%        $10,229           0.20%  $10,040
     07/31/1995    0.61%             $10,141                 0.95%        $10,326           0.00%  $10,040
     08/31/1995    0.85%             $10,227                 1.27%        $10,458           0.26%  $10,066
     09/29/1995    0.50%             $10,278                 0.63%        $10,523           0.20%  $10,086
     10/31/1995    1.13%             $10,395                 1.45%        $10,676           0.33%  $10,120
     11/30/1995    1.28%             $10,528                 1.66%        $10,853          -0.07%  $10,112
     12/29/1995    0.91%             $10,623                 0.96%        $10,957          -0.07%  $10,105
     01/31/1996    0.43%             $10,669                 0.76%        $11,041           0.59%  $10,165
     02/29/1996   -0.34%             $10,633                -0.68%        $10,966           0.32%  $10,198
     03/29/1996   -0.10%             $10,622                -1.28%        $10,825           0.52%  $10,251
     04/30/1996   -0.34%             $10,586                -0.28%        $10,795           0.39%  $10,291
     05/31/1996    0.20%             $10,607                -0.04%        $10,791           0.19%  $10,310
     06/28/1996    0.75%             $10,687                 1.09%        $10,908           0.06%  $10,316
     07/31/1996    0.79%             $10,771                 0.90%        $11,006           0.19%  $10,336
     08/30/1996    0.00%             $10,771                -0.02%        $11,004           0.19%  $10,356
     09/30/1996    1.20%             $10,900                 1.40%        $11,158           0.32%  $10,389
     10/31/1996    0.74%             $10,981                 1.13%        $11,284           0.32%  $10,422
     11/29/1996    1.34%             $11,128                 1.83%        $11,491           0.19%  $10,442
     12/31/1996   -0.35%             $11,089                -0.42%        $11,443           0.00%  $10,442
     01/31/1997   -0.89%             $10,991                 0.19%        $11,464           0.32%  $10,475
     02/28/1997    0.83%             $11,082                 0.92%        $11,570           0.31%  $10,508
     03/31/1997   -1.31%             $10,937                -1.33%        $11,416           0.25%  $10,534
     04/30/1997    0.65%             $11,008                 0.84%        $11,512           0.12%  $10,547
     05/31/1997    1.40%             $11,162                 1.51%        $11,686          -0.06%  $10,540
     06/30/1997    1.13%             $11,288                 1.07%        $11,811           0.12%  $10,553
     07/31/1997    2.55%             $11,576                 2.77%        $12,138           0.12%  $10,565
     08/31/1997   -0.98%             $11,462                -0.94%        $12,024           0.19%  $10,586
     09/30/1997    1.15%             $11,594                 1.19%        $12,167           0.25%  $10,612
     10/31/1997    0.49%             $11,651                 0.64%        $12,245           0.25%  $10,639
     11/30/1997    0.60%             $11,721                 0.59%        $12,317          -0.06%  $10,632
     12/31/1997    1.31%             $11,874                 1.46%        $12,497          -0.12%  $10,619
     01/31/1998    0.72%             $11,960                 1.03%        $12,626           0.19%  $10,640
     02/28/1998   -0.05%             $11,954                 0.03%        $12,629           0.19%  $10,660
     03/31/1998    0.05%             $11,960                 0.09%        $12,641           0.19%  $10,680
     04/30/1998   -0.25%             $11,930                -0.45%        $12,584           0.18%  $10,699
     05/31/1998    1.30%             $12,085                 1.58%        $12,783           0.18%  $10,719
     06/30/1998    0.52%             $12,148                 0.39%        $12,832           0.12%  $10,731
     07/31/1998    0.23%             $12,176                 0.25%        $12,865           0.12%  $10,744
     08/31/1998    1.14%             $12,315                 1.55%        $13,064           0.12%  $10,757
     09/30/1998    1.02%             $12,440                 1.25%        $13,227           0.12%  $10,770
     10/31/1998   -0.28%             $12,406                 0.00%        $13,227           0.24%  $10,796
     11/30/1998    0.29%             $12,442                 0.35%        $13,274           0.00%  $10,796
     12/31/1998    0.17%             $12,463                 0.25%        $13,307          -0.06%  $10,789
     01/31/1999    0.79%             $12,561                 1.19%        $13,465           0.24%  $10,815
     02/28/1999   -0.32%             $12,521                -0.44%        $13,406           0.12%  $10,828
     03/31/1999    0.33%             $12,562                 0.14%        $13,425           0.30%  $10,861
     04/30/1999    0.18%             $12,585                 0.25%        $13,458           0.73%  $10,940
     05/31/1999   -0.53%             $12,518                -0.58%        $13,380           0.00%  $10,940
     06/30/1999   -1.42%             $12,340                -1.44%        $13,187           0.00%  $10,940
     07/31/1999    0.09%             $12,351                 0.36%        $13,235           0.30%  $10,973
     08/31/1999   -1.44%             $12,174                -0.80%        $13,129           0.24%  $10,999
     09/30/1999   -0.62%             $12,098                 0.04%        $13,134           0.48%  $11,052
     10/31/1999   -1.54%             $11,912                -1.08%        $12,992           0.18%  $11,072
     11/30/1999    1.16%             $12,050                 1.06%        $13,130           0.06%  $11,079
     12/31/1999   -0.98%             $11,932                -0.75%        $13,032           0.00%  $11,079
     01/31/2000   -0.72%             $11,846                -0.44%        $12,974           0.24%  $11,105
     02/29/2000    1.69%             $12,047                 1.16%        $13,125           0.59%  $11,171

Total Return      20.47%                                    31.25%                         11.71%
----------------------------------------------------------------------------------------------------------


*Source: Standard & Poor's Micropal.

Past performance does not guarantee future results.

FRANKLIN MICHIGAN INSURED
TAX-FREE INCOME FUND


Your Fund's Goal: Franklin Michigan Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Michigan state personal income taxes through a portfolio consisting primarily of insured Michigan municipal bonds.(1)



STATE UPDATE

[MICHIGAN STATE GRAPHIC]

In 1999, Michigan enjoyed healthy economic performance, reflecting the strength of the manufacturing sector, which accounts for one-third of total state personal income. Although Michigan's economic dependence on manufacturing, particularly in the transportation equipment sector, makes it vulnerable to cyclical volatility, past industrial restructuring and the further diversification of the state's employment base should temper the effects of any possible downturns.(2)

The state's December 3.6% unemployment rate, compared to the 4.1% national average for that month reflected its history, since 1994, of lower unemployment rates compared to the rest of the U.S.(2),(3) However, despite enviable employment statistics, Michigan's personal income growth has trailed the U.S. average for the past four years.(4)

The state's ability to balance its budget should benefit from stabilized Medicaid expenditures, improved funding for its retirement systems, and recent legislation improving the state's seasonal cash position, which had been weakened by public school financing demands. These developments, coupled with the state's traditionally low debt issuance levels -- $398 compared to the $540 national median for 1999 -- speak well for its credits going forward.(5)


(1) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the fund's portfolio, but does not guarantee the insured securities' market value, the value of the fund's shares, or the fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the fund if called upon to do so.

(2) Source: Standard & Poor's Ratings Direct, 7/10/99.

(3) Source: Bureau of Labor Statistics, 2/18/2000.

(4) Source: Moody's Investors Service, Municipal Credit Research, 1/11/2000.


All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 74.





PORTFOLIO NOTES

Rising interest rates during the fund's reporting period proved challenging for the municipal bond market. The yield on the benchmark 30-year Treasury bond steadily increased from 5.58% on February 28, 1999, to 6.14% on February 29, 2000 -- reaching a high of 6.75% on January 20, 2000. Its price fell 10.06% for the same period, as bond prices fall when yields increase. The municipal bond market generally trended with the 30-year Treasury bond, and the Lehman Brothers Insured Municipal Bond Index fell 8.92% in price. By comparison, Franklin Michigan Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, declined 7.41%.(6)

We made most of our purchases in the new-issue market as many deals were priced attractively. New additions to the fund included Charlotte Public School District GO, Michigan State Hospital Finance Authority Revenue, Wayne Charter County Airport Revenue, Detroit Sewage Disposal Revenue and Kent County Building Authority GO bonds.

Furthermore, we sold bonds in the secondary market attempting to take tax losses that can be used to help offset current or future capital gains, possibly lowering shareholders' future tax liabilities. To meet redemptions, the fund primarily sold securities that were trading at relatively favorable market prices -- generally prerefunded or general obligation-backed school bonds. During the reporting period, the fund sold Michigan State Trunk Line, Howell Public Schools GO, Wayne State University Revenue and St. John's Public Schools bonds.


Your fund offers a notable tax advantage over a comparable taxable investment. On page 30, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.03%, based on an annualization of the current 4.98 cent ($0.0498) per share dividend and the maximum offering price of $11.87 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Michigan state personal income tax bracket of 42.26% would need to earn 8.71% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rates for Class B and C shares.



(5) Source: Moody's Investors Service.

(6) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.




PORTFOLIO BREAKDOWN
Franklin Michigan Insured
Tax-Free Income Fund
2/29/00

                                                                       % OF TOTAL
                                                                        LONG-TERM
SECTOR                                                                 INVESTMENTS
------                                                                 -----------
Prerefunded                                                                35.8%

General Obligation                                                         24.5%

Hospital & Health Care                                                      8.8%

Utilities                                                                  11.7%

Transportation                                                              4.3%

Higher Education                                                            1.6%

Tax-Supported                                                               1.1%

Other Revenue                                                               1.0%

Subject to Government
Appropriation                                                               0.6%

Housing                                                                     0.5%

Corporate-Backed                                                            0.1%


Looking forward, we will continue attempting to take advantage of the recently higher interest-rate environment, seeking to provide shareholders with high, current tax-free income. Please keep in mind that interest rates, and therefore bond prices, rise and fall depending on domestic and global economic factors. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. However, municipal bond funds such as Franklin Michigan Insured Tax-Free Income Fund can help to lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.


DIVIDEND DISTRIBUTIONS*
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND
3/1/99 - 2/29/00

                                              DIVIDEND PER SHARE
                                      -------------------------------------
MONTH                                 CLASS A      CLASS B**      CLASS C

March                                 4.95 cents      --         4.32 cents

April                                 4.95 cents      --         4.32 cents

May                                   4.95 cents      --         4.32 cents

June                                  4.95 cents      --         4.36 cents

July                                  4.95 cents      --         4.36 cents

August                                4.95 cents      --         4.36 cents

September                             4.95 cents      --         4.41 cents

October                               4.95 cents      --         4.41 cents

November                              4.95 cents      --         4.41 cents

December                              4.95 cents      --         4.44 cents

January                               4.95 cents      --         4.44 cents

February                              4.95 cents   2.82 cents    4.44 cents
--------                              ----------   ----------    ----------
TOTAL                                59.40 CENTS   2.82 CENTS   52.59 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

**Effective February 1, 2000, the fund began offering Class B shares to investors. See the prospectus for details.



This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year and aggregate total returns do not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                  -2.57%
Net Asset Value (NAV)                  $11.37 (2/29/00)         $12.28 (2/28/99)
Change in NAV                          -$0.91
Distributions (3/1/99-2/29/00)         Dividend Income          $0.5940
                                       Long-Term Capital Gain   $0.0003
                                       ----------------------   -------
                                       Total                    $0.5943

CLASS B
Aggregate Total Return                 +1.11%
Net Asset Value (NAV)                  $11.39 (2/29/00)         $11.31 (2/1/00)
Change in NAV                          +$0.08
Distributions (2/1/00-2/29/00)         Dividend Income          $0.0282

CLASS C
One-Year Total Return                  -3.11%
Net Asset Value (NAV)                  $11.45 (2/29/00)         $12.36 (2/28/99)
Change in NAV                          -$0.91
Distributions (3/1/99-2/29/00)         Dividend Income          $0.5259
                                       Long-Term Capital Gain   $0.0003
                                       ----------------------   -------
                                       Total                    $0.5262


Franklin Michigan Insured Tax-Free Income Fund paid distributions derived from long-term capital gains of 0.03 cents ($0.0003) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).



FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


Past performance does not guarantee future results.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Class B) per share on February 29, 2000.

(4) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Michigan state personal income tax bracket of 42.26%, based on the federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.


Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



ADDITIONAL PERFORMANCE

                                                                         INCEPTION
CLASS A                           1-YEAR       5-YEAR       10-YEAR      (4/3/85)
-------                           ------       ------       -------      --------
Cumulative Total Return(1)        -2.57%      +28.10%       +85.88%      +184.79%

Average Annual Total Return(2)    -6.74%       +4.17%        +5.94%        +6.96%



                                                                          INCEPTION
CLASS B                                                                   (2/1/00)
-------                                                                   --------
Cumulative Total Return(1)                                                 +1.11%

Aggregate Total Return(2)                                                  -2.89%



                                                                          INCEPTION
CLASS C                                            1-YEAR      3-YEAR      (5/1/95)
-------                                            ------      ------      --------
Cumulative Total Return(1)                         -3.11%      +10.32%     +23.95%

Average Annual Total Return(2)                     -4.96%      +2.99%      +4.32%



SHARE CLASS                                           A           B           C
-----------                                          ---         ---         ---
Distribution Rate(3)                               5.03%       4.69%       4.62%

Taxable Equivalent Distribution Rate(4)            8.71%       8.12%       8.00%

30-Day Standardized Yield(5)                       4.82%       4.46%       4.44%

Taxable Equivalent Yield(4)                        8.35%       7.72%       7.69%



For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.




Past performance does not guarantee future results.



TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).


FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

CLASS A (3/1/90 - 2/29/00)

                              [CLASS A LINE GRAPH]


The following line graph compares the performance of the Franklin Michigan Insured Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

-----------------------------------------------------------------------------------------------------------
Date                       Franklin Michigan Insured Tax-Free    Lehman Brothers Municipal       CPI
                                  Income Fund-Class A                    Bond Index
-----------------------------------------------------------------------------------------------------------
     03/01/1990                                  $9,578                  $10,000                    $10,000
     03/31/1990     0.02%                        $9,580    0.03%         $10,003            0.55%   $10,055
     04/30/1990    -0.89%                        $9,495   -0.72%         $ 9,931            0.16%   $10,071
     05/31/1990     2.33%                        $9,716    2.18%         $10,147            0.23%   $10,094
     06/30/1990     1.20%                        $9,832    0.88%         $10,237            0.54%   $10,149
     07/31/1990     1.46%                        $9,976    1.47%         $10,387            0.38%   $10,187
     08/31/1990    -2.04%                        $9,773   -1.45%         $10,237            0.92%   $10,281
     09/30/1990     0.11%                        $9,783    0.06%         $10,243            0.84%   $10,367
     10/31/1990     1.31%                        $9,911    1.82%         $10,429            0.60%   $10,430
     11/30/1990     2.12%                       $10,122    2.01%         $10,639            0.22%   $10,453
     12/31/1990     0.20%                       $10,142    0.43%         $10,685            0.00%   $10,453
     01/31/1991     1.56%                       $10,300    1.34%         $10,828            0.60%   $10,515
     02/28/1991     0.64%                       $10,366    0.87%         $10,922            0.15%   $10,531
     03/31/1991     0.38%                       $10,405    0.03%         $10,925            0.15%   $10,547
     04/30/1991     1.36%                       $10,547    1.34%         $11,072            0.15%   $10,563
     05/31/1991     0.64%                       $10,614    0.89%         $11,170            0.30%   $10,594
     06/30/1991    -0.07%                       $10,607   -0.10%         $11,159            0.29%   $10,625
     07/31/1991     1.27%                       $10,742    1.22%         $11,295            0.15%   $10,641
     08/31/1991     0.73%                       $10,820    1.32%         $11,444            0.29%   $10,672
     09/30/1991     1.26%                       $10,956    1.30%         $11,593            0.44%   $10,719
     10/31/1991     0.72%                       $11,035    0.90%         $11,697            0.15%   $10,735
     11/30/1991    -0.07%                       $11,028    0.28%         $11,730            0.29%   $10,766
     12/31/1991     2.05%                       $11,254    2.15%         $11,982            0.07%   $10,774
     01/31/1992     0.54%                       $11,314    0.23%         $12,010            0.15%   $10,790
     02/29/1992    -0.07%                       $11,306    0.03%         $12,013            0.36%   $10,829
     03/31/1992     0.31%                       $11,341    0.03%         $12,017            0.51%   $10,884
     04/30/1992     0.95%                       $11,449    0.89%         $12,124            0.14%   $10,899
     05/31/1992     1.56%                       $11,628    1.18%         $12,267            0.14%   $10,914
     06/30/1992     1.46%                       $11,798    1.68%         $12,473            0.36%   $10,954
     07/31/1992     3.62%                       $12,225    3.00%         $12,847            0.21%   $10,977
     08/31/1992    -1.33%                       $12,062   -0.97%         $12,723            0.28%   $11,007
     09/30/1992     0.22%                       $12,089    0.65%         $12,805            0.28%   $11,038
     10/31/1992    -1.69%                       $11,884   -0.98%         $12,680            0.35%   $11,077
     11/30/1992     2.36%                       $12,165    1.79%         $12,907            0.14%   $11,092
     12/31/1992     1.27%                       $12,319    1.02%         $13,039           -0.07%   $11,085
     01/31/1993     1.23%                       $12,471    1.16%         $13,190            0.49%   $11,139
     02/28/1993     2.79%                       $12,819    3.62%         $13,667            0.35%   $11,178
     03/31/1993    -0.17%                       $12,797   -1.06%         $13,522            0.35%   $11,217
     04/30/1993     0.67%                       $12,883    1.01%         $13,659            0.28%   $11,248
     05/31/1993     0.54%                       $12,952    0.56%         $13,735            0.14%   $11,264
     06/30/1993     1.66%                       $13,167    1.67%         $13,965            0.14%   $11,280
     07/31/1993     0.00%                       $13,167    0.13%         $13,983            0.00%   $11,280
     08/31/1993     1.99%                       $13,429    2.08%         $14,274            0.28%   $11,311
     09/30/1993     1.18%                       $13,588    1.14%         $14,437            0.21%   $11,335
     10/31/1993     0.43%                       $13,646    0.19%         $14,464            0.41%   $11,382
     11/30/1993    -0.49%                       $13,579   -0.88%         $14,337            0.07%   $11,390
     12/31/1993     1.72%                       $13,813    2.11%         $14,639            0.00%   $11,390
     01/31/1994     0.87%                       $13,933    1.14%         $14,806            0.27%   $11,420
     02/28/1994    -2.07%                       $13,645   -2.59%         $14,423            0.34%   $11,459
     03/31/1994    -3.16%                       $13,213   -4.07%         $13,836            0.34%   $11,498
     04/30/1994     0.64%                       $13,298    0.85%         $13,953            0.14%   $11,514
     05/31/1994     0.51%                       $13,366    0.87%         $14,075            0.07%   $11,522
     06/30/1994    -0.39%                       $13,314   -0.61%         $13,989            0.34%   $11,562
     07/31/1994     1.50%                       $13,513    1.83%         $14,245            0.27%   $11,593
     08/31/1994     0.25%                       $13,547    0.35%         $14,295            0.40%   $11,639
     09/30/1994    -1.11%                       $13,397   -1.47%         $14,084            0.27%   $11,671
     10/31/1994    -1.31%                       $13,221   -1.78%         $13,834            0.07%   $11,679
     11/30/1994    -1.63%                       $13,006   -1.81%         $13,583            0.13%   $11,694
     12/31/1994     2.04%                       $13,271    2.20%         $13,882            0.00%   $11,694
     01/31/1995     2.30%                       $13,576    2.86%         $14,279            0.40%   $11,741
     02/28/1995     2.43%                       $13,906    2.91%         $14,695            0.40%   $11,788
     03/31/1995     0.87%                       $14,027    1.15%         $14,864            0.33%   $11,827
     04/30/1995     0.19%                       $14,054    0.12%         $14,882            0.33%   $11,866
     05/31/1995     2.37%                       $14,387    3.19%         $15,356            0.20%   $11,889
     06/30/1995    -0.59%                       $14,302   -0.87%         $15,223            0.20%   $11,913
     07/31/1995     0.57%                       $14,384    0.95%         $15,367            0.00%   $11,913
     08/31/1995     0.89%                       $14,512    1.27%         $15,563            0.26%   $11,944
     09/30/1995     0.55%                       $14,591    0.63%         $15,661            0.20%   $11,968
     10/31/1995     1.26%                       $14,775    1.45%         $15,888            0.33%   $12,007
     11/30/1995     1.46%                       $14,991    1.66%         $16,151           -0.07%   $11,999
     12/31/1995     0.77%                       $15,106    0.96%         $16,306           -0.07%   $11,991
     01/31/1996     0.65%                       $15,205    0.76%         $16,430            0.59%   $12,061
     02/29/1996    -0.44%                       $15,138   -0.68%         $16,319            0.32%   $12,100
     03/31/1996     3.27%                       $15,633   -1.28%         $16,110            0.52%   $12,163
     04/30/1996    -0.10%                       $15,617   -0.28%         $16,065            0.39%   $12,210
     05/31/1996    -0.08%                       $15,605   -0.04%         $16,058            0.19%   $12,234
     06/30/1996     1.08%                       $15,773    1.09%         $16,233            0.06%   $12,241
     07/31/1996     0.80%                       $15,899    0.90%         $16,379            0.19%   $12,264
     08/31/1996    -0.11%                       $15,882   -0.02%         $16,376            0.19%   $12,287
     09/30/1996     1.37%                       $16,099    1.40%         $16,605            0.32%   $12,327
     10/31/1996     0.85%                       $16,236    1.13%         $16,793            0.32%   $12,366
     11/30/1996     1.65%                       $16,504    1.83%         $17,100            0.19%   $12,390
     12/31/1996    -0.40%                       $16,438   -0.42%         $17,028            0.00%   $12,390
     01/31/1997    -4.19%                       $15,749    0.19%         $17,061            0.32%   $12,429
     02/28/1997     0.78%                       $15,872    0.92%         $17,218            0.31%   $12,468
     03/31/1997    -1.20%                       $15,682   -1.33%         $16,989            0.25%   $12,499
     04/30/1997     0.69%                       $15,790    0.84%         $17,131            0.12%   $12,514
     05/31/1997     1.34%                       $16,002    1.51%         $17,390           -0.06%   $12,507
     06/30/1997     0.87%                       $16,141    1.07%         $17,576            0.12%   $12,522
     07/31/1997     2.45%                       $16,536    2.77%         $18,063            0.12%   $12,537
     08/31/1997    -0.97%                       $16,376   -0.94%         $17,893            0.19%   $12,560
     09/30/1997     1.03%                       $16,545    1.19%         $18,106            0.25%   $12,592
     10/31/1997     0.65%                       $16,652    0.64%         $18,222            0.25%   $12,623
     11/30/1997     0.58%                       $16,749    0.59%         $18,330           -0.06%   $12,616
     12/31/1997     1.68%                       $17,030    1.46%         $18,597           -0.12%   $12,601
     01/31/1998     0.85%                       $17,175    1.03%         $18,789            0.19%   $12,624
     02/28/1998     0.18%                       $17,206    0.03%         $18,794            0.19%   $12,648
     03/31/1998     0.03%                       $17,211    0.09%         $18,811            0.19%   $12,672
     04/30/1998    -0.18%                       $17,180   -0.45%         $18,727            0.18%   $12,695
     05/31/1998     1.40%                       $17,420    1.58%         $19,023            0.18%   $12,718
     06/30/1998     0.67%                       $17,537    0.39%         $19,097            0.12%   $12,733
     07/31/1998     0.29%                       $17,588    0.25%         $19,145            0.12%   $12,749
     08/31/1998     1.25%                       $17,808    1.55%         $19,441            0.12%   $12,764
     09/30/1998     1.20%                       $18,022    1.25%         $19,684            0.12%   $12,779
     10/31/1998     0.03%                       $18,027    0.00%         $19,684            0.24%   $12,810
     11/30/1998     0.42%                       $18,103    0.35%         $19,753            0.00%   $12,810
     12/31/1998     0.16%                       $18,132    0.25%         $19,803           -0.06%   $12,802
     01/31/1999     0.90%                       $18,295    1.19%         $20,038            0.24%   $12,833
     02/28/1999    -0.09%                       $18,278   -0.44%         $19,950            0.12%   $12,848
     03/31/1999     0.31%                       $18,335    0.14%         $19,978            0.30%   $12,887
     04/30/1999     0.15%                       $18,362    0.25%         $20,028            0.73%   $12,981
     05/31/1999    -0.54%                       $18,263   -0.58%         $19,912            0.00%   $12,981
     06/30/1999    -1.22%                       $18,041   -1.44%         $19,625            0.00%   $12,981
     07/31/1999     0.23%                       $18,082    0.36%         $19,696            0.30%   $13,020
     08/31/1999    -1.06%                       $17,890   -0.80%         $19,538            0.24%   $13,051
     09/30/1999    -0.19%                       $17,856    0.04%         $19,546            0.48%   $13,114
     10/31/1999    -0.98%                       $17,681   -1.08%         $19,335            0.18%   $13,137
     11/30/1999     0.91%                       $17,842    1.06%         $19,540            0.06%   $13,145
     12/31/1999    -0.69%                       $17,719   -0.75%         $19,393            0.00%   $13,145
     01/31/2000    -0.45%                       $17,639   -0.44%         $19,308            0.24%   $13,177
     02/29/2000     1.65%                       $17,800    1.16%         $19,532            0.59%   $13,255

Total Return                                    78.00%                          95.32%               32.55%
------------------------------------------------------------------------------------------------------------




AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
-------
1-Year                                                                    -6.74%

5-Year                                                                    +4.17%

10-Year                                                                   +5.94%

Since Inception (4/3/85)                                                  +6.96%


CLASS C (5/1/95 - 2/29/60)

                              [CLASS C LINE GRAPH]

The following line graph compares the performance of the Franklin Michigan Insured Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

----------------------------------------------------------------------------------------------------------
Date                      Franklin Michigan Insured Tax-Free     Lehman Brothers Municipal       CPI
                                  Income Fund-Class C                    Bond Index
-----------------------------------------------------------------------------------------------------------
     05/01/1995                      $9,899                              $10,000                   $10,000
     05/31/1995    2.58%            $10,154                3.19%         $10,319            0.20%  $10,020
     06/30/1995   -0.56%            $10,098               -0.87%         $10,229            0.20%  $10,040
     07/31/1995    0.52%            $10,150                0.95%         $10,326            0.00%  $10,040
     08/31/1995    0.84%            $10,235                1.27%         $10,458            0.26%  $10,066
     09/29/1995    0.58%            $10,295                0.63%         $10,523            0.20%  $10,086
     10/31/1995    1.20%            $10,418                1.45%         $10,676            0.33%  $10,120
     11/30/1995    1.40%            $10,564                1.66%         $10,853           -0.07%  $10,112
     12/29/1995    0.72%            $10,640                0.96%         $10,957           -0.07%  $10,105
     01/31/1996    0.60%            $10,704                0.76%         $11,041            0.59%  $10,165
     02/29/1996   -0.51%            $10,649               -0.68%         $10,966            0.32%  $10,198
     03/29/1996   -0.19%            $10,629               -1.28%         $10,825            0.52%  $10,251
     04/30/1996   -0.17%            $10,611               -0.28%         $10,795            0.39%  $10,291
     05/31/1996   -0.98%            $10,507               -0.04%         $10,791            0.19%  $10,310
     06/28/1996    0.90%            $10,602                1.09%         $10,908            0.06%  $10,316
     07/31/1996    0.77%            $10,683                0.90%         $11,006            0.19%  $10,336
     08/30/1996    0.00%            $10,683               -0.02%         $11,004            0.19%  $10,356
     09/30/1996    1.28%            $10,820                1.40%         $11,158            0.32%  $10,389
     10/31/1996    0.82%            $10,909                1.13%         $11,284            0.32%  $10,422
     11/29/1996    1.56%            $11,079                1.83%         $11,491            0.19%  $10,442
     12/31/1996   -0.40%            $11,035               -0.42%         $11,443            0.00%  $10,442
     01/31/1997   -0.02%            $11,032                0.19%         $11,464            0.32%  $10,475
     02/28/1997    0.80%            $11,121                0.92%         $11,570            0.31%  $10,508
     03/31/1997   -1.32%            $10,974               -1.33%         $11,416            0.25%  $10,534
     04/30/1997    0.65%            $11,045                0.84%         $11,512            0.12%  $10,547
     05/31/1997    1.28%            $11,187                1.51%         $11,686           -0.06%  $10,540
     06/30/1997    0.90%            $11,287                1.07%         $11,811            0.12%  $10,553
     07/31/1997    2.39%            $11,557                2.77%         $12,138            0.12%  $10,565
     08/31/1997   -1.09%            $11,431               -0.94%         $12,024            0.19%  $10,586
     09/30/1997    1.06%            $11,552                1.19%         $12,167            0.25%  $10,612
     10/31/1997    0.51%            $11,611                0.64%         $12,245            0.25%  $10,639
     11/30/1997    0.61%            $11,682                0.59%         $12,317           -0.06%  $10,632
     12/31/1997    1.62%            $11,871                1.46%         $12,497           -0.12%  $10,619
     01/31/1998    0.79%            $11,965                1.03%         $12,626            0.19%  $10,640
     02/28/1998    0.13%            $11,981                0.03%         $12,629            0.19%  $10,660
     03/31/1998   -0.02%            $11,978                0.09%         $12,641            0.19%  $10,680
     04/30/1998   -0.23%            $11,951               -0.45%         $12,584            0.18%  $10,699
     05/31/1998    1.35%            $12,112                1.58%         $12,783            0.18%  $10,719
     06/30/1998    0.70%            $12,197                0.39%         $12,832            0.12%  $10,731
     07/31/1998    0.24%            $12,226                0.25%         $12,865            0.12%  $10,744
     08/31/1998    1.19%            $12,371                1.55%         $13,064            0.12%  $10,757
     09/30/1998    1.15%            $12,514                1.25%         $13,227            0.12%  $10,770
     10/31/1998   -0.01%            $12,512                0.00%         $13,227            0.24%  $10,796
     11/30/1998    0.37%            $12,559                0.35%         $13,274            0.00%  $10,796
     12/31/1998    0.13%            $12,575                0.25%         $13,307           -0.06%  $10,789
     01/31/1999    0.85%            $12,682                1.19%         $13,465            0.24%  $10,815
     02/28/1999   -0.13%            $12,666               -0.44%         $13,406            0.12%  $10,828
     03/31/1999    0.24%            $12,696                0.14%         $13,425            0.30%  $10,861
     04/30/1999    0.10%            $12,709                0.25%         $13,458            0.73%  $10,940
     05/31/1999   -0.58%            $12,635               -0.58%         $13,380            0.00%  $10,940
     06/30/1999   -1.26%            $12,476               -1.44%         $13,187            0.00%  $10,940
     07/31/1999    0.18%            $12,498                0.36%         $13,235            0.30%  $10,973
     08/31/1999   -1.10%            $12,361               -0.80%         $13,129            0.24%  $10,999
     09/30/1999   -0.23%            $12,332                0.04%         $13,134            0.48%  $11,052
     10/31/1999   -1.10%            $12,197               -1.08%         $12,992            0.18%  $11,072
     11/30/1999    0.94%            $12,311                1.06%         $13,130            0.06%  $11,079
     12/31/1999   -0.82%            $12,210               -0.75%         $13,032            0.00%  $11,079
     01/31/2000   -0.49%            $12,150               -0.44%         $12,974            0.24%  $11,105
     02/29/2000    0.99%            $12,270                1.16%         $13,125            0.59%  $11,171

Total Return      22.70%                                  31.25%                           11.71%
----------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS C
-------
1-Year                                                                    -4.96%

3-Year                                                                    +2.99%

Since Inception (5/1/95)                                                  +4.32%



*Source: Standard and Poor's Micropal.

Past performance does not guarantee future results.




FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND



Your Fund's Goal: Franklin Minnesota Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Minnesota state personal income taxes through a portfolio consisting primarily of insured Minnesota municipal bonds.(1)


STATE UPDATE

[MINNESOTA STATE GRAPHIC]

Minnesota owes its economic strength to a diversified employment base that enhances its ability to weather economic downturns. The state's employment breakdown, with services representing 29%, trade 24%, and durable and non-durable goods manufacturing combined comprising 17% of total employment, closely resembles the U.S. labor force composition.(2) Among these sectors, services shows the greatest potential for contributing to future employment growth.

The state enjoys enviably low unemployment levels, typified by December's 2.4% unemployment rate, compared to the 4.1% national average for the same month.(3) Going forward, labor shortages, particularly for skilled positions, could temper business expansion, although it might also promote population growth. Minnesota's 6.6% personal income growth rate, which outpaced the nation's 6.0% rate in 1999, indicates another measure of the state's economic health.(2)

Continuing positive economic trends have enabled the state's revenues to increase faster than expenditures. The adopted 2000-2001 biennium general fund budget is structurally balanced and maintains solid budget reserve levels, while supporting a 9.6% expenditure increase above the previous biennium.(2) In addition, the state's 1999 net tax-supported per-capita debt rate of $513 came in below the $540 national


PORTFOLIO BREAKDOWN
Franklin Minnesota Insured
Tax-Free Income Fund
2/29/00

                                                                      % OF TOTAL
                                                                       LONG-TERM
SECTOR                                                               INVESTMENTS
------                                                               -----------
General Obligation                                                         24.9%

Hospital & Health Care                                                     22.2%

Housing                                                                    17.0%

Utilities                                                                  11.9%

Prerefunded                                                                 8.4%

Transportation                                                              7.2%

Subject to Government
Appropriation                                                               3.4%

Tax-Supported                                                               2.4%

Higher Education                                                            1.4%

Other Revenue                                                               1.2%



(1) For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable. The fund seeks to comply with Minnesota requirements for the pass-through of tax-exempt income dividends.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the fund's portfolio, but does not guarantee the insured securities' market value, the value of the fund's shares, or the fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the fund if called upon to do so.

(2) Source: Standard & Poor's Ratings Direct, 1/4/2000.

(3) Source: Bureau of Labor Statistics, 2/18/2000.


All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 82.



PORTFOLIO NOTES

The rise in interest rates during the reporting period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.06%, and the Lehman Brothers Insured Municipal Bond Index was off 8.92%. By comparison, your fund's Class A share price, as measured by net asset value, declined 8.32%.(5)

We sought to take advantage of the reporting period's rising interest-rate environment to restructure the portfolio, seeking to improve the fund's long-term income-earning potential. Such a strategy enabled us to sell bonds at losses that can be used to help offset current or future capital gains, possibly lowering shareholders' future tax liabilities. With this in mind, the fund sold bonds issued by Braham ISD No. 314, Puerto Rico Commonwealth GO, Hennepin County GO and Minneapolis and St. Paul Housing RDA - Health One Obligated Group.

Strategies to improve the fund's dividend distributions included selling shorter-maturity bonds and buying longer-term bonds; replacing lower-yielding with higher-yielding bonds; and selling prerefunded bonds to buy longer-term, higher-yielding bonds. We also sold bonds close to their call dates and bought bonds with longer call protection to improve the predictability of the fund's future dividend payments. Attempting to meet these goals, we made several additions to the portfolio during the reporting period, including Minnetonka MFHR; Burnsville MFHR, Coventry Center, Refunding; Eagan MFHR Forest Ridge Apartments, Refunding; Minnesota Agriculture and Economic Development Board Revenue; and Dakota County Housing and Redevelopment Authority MFHR bonds.

Your fund offers a notable tax advantage over a comparable taxable investment. On page 35, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.01%, based on an annualization of the current 4.85 cent ($0.0485) per share dividend and the maximum offering price of $11.62 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Minnesota state personal income tax bracket of 44.43% would need to earn 9.02% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

(4) Source: Moody's Investors Service.

(5) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

Looking forward, we will continue attempting to take advantage of the recently higher interest-rate environment, seeking to provide shareholders with high, current tax-free income. Please keep in mind that interest rates, and therefore bond prices, rise and fall depending on domestic and global economic factors. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. However, municipal bond funds such as Franklin Minnesota Insured Tax-Free Income Fund can help to lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.


DIVIDEND DISTRIBUTIONS*
Franklin Minnesota Insured Tax-Free Income Fund
3/1/99 - 2/29/00

                                                             DIVIDEND PER SHARE
                                                          ------------------------
MONTH                                                      CLASS A       CLASS C
-----                                                      -------       -------
March                                                     5.00 cents    4.42 cents

April                                                     5.00 cents    4.42 cents

May                                                       5.00 cents    4.42 cents

June                                                      4.90 cents    4.36 cents

July                                                      4.90 cents    4.36 cents

August                                                    4.90 cents    4.36 cents

September                                                 4.85 cents    4.30 cents

October                                                   4.85 cents    4.30 cents

November                                                  4.85 cents    4.30 cents

December                                                  4.85 cents    4.34 cents

January                                                   4.85 cents    4.34 cents

February                                                  4.85 cents    4.34 cents

TOTAL                                                    58.80 CENTS   52.26 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.



This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                  -3.30%
Net Asset Value (NAV)                  $11.13 (2/29/00)            $12.14 (2/28/99)
Change in NAV                          -$1.01
Distributions (3/1/99-2/29/00)         Dividend Income             $0.5880
                                       Long-Term Capital Gain      $0.0237
                                       ----------------------      -------
                                       Total                       $0.6117



CLASS C
One-Year Total Return                  -3.84%
Net Asset Value (NAV)                  $11.18 (2/29/00)            $12.19 (2/28/99)
Change in NAV                          -$1.01
Distributions (3/1/99-2/29/00)         Dividend Income             $0.5226
                                       Long-Term Capital Gain      $0.0237
                                       ----------------------      -------
                                       Total                       $0.5463


Franklin Minnesota Insured Tax-Free Income Fund paid distributions derived from long-term capital gains of 2.37 cents ($0.0237) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


ADDITIONAL PERFORMANCE


                                                                             INCEPTION
CLASS A                                   1-YEAR      5-YEAR      10-YEAR    (4/3/85)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                -3.30%     +23.62%      +76.18%    +178.10%

Average Annual Total Return(2)            -7.42%      +3.43%       +5.36%      +6.79%


                                                                             INCEPTION
CLASS C                                               1-YEAR      3-YEAR     (5/1/95)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                            -3.84%      +7.64%      +19.39%

Average Annual Total Return(2)                        -5.68%      +2.15%       +3.52%


SHARE CLASS                                                          A           C
--------------------------------------------------------------------------------------
Distribution Rate(3)                                               5.01%       4.61%

Taxable Equivalent Distribution Rate(4)                            9.02%       8.30%

30-Day Standardized Yield(5)                                       4.92%       4.53%

Taxable Equivalent Yield(4)                                        8.85%       8.15%


For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on February 29, 2000.

(4) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Minnesota state personal income tax bracket of 44.43%, based on the federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND


CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


Past performance does not guarantee future results.

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND



AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
-------
1-Year                             -7.42%

5-Year                             +3.43%

10-Year                            +5.36%

Since Inception (4/3/85)           +6.79%


[CLASS A LINE GRAPH]

The following line graph compares the performance of the Franklin Minnesota Insured Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.


-----------------------------------------------------------------------------------------------------------
Date               Franklin Minnesota Insured Tax-Free    Lehman Brothers Municipal              CPI
                           Income Fund-Class A                    Bond Index
-----------------------------------------------------------------------------------------------------------
     03/01/1990                                  $9,577                  $10,000                    $10,000
     03/31/1990     0.05%                        $9,582    0.03%         $10,003            0.55%   $10,055
     04/30/1990    -0.48%                        $9,536   -0.72%          $9,931            0.16%   $10,071
     05/31/1990     2.10%                        $9,736    2.18%         $10,147            0.23%   $10,094
     06/30/1990     1.02%                        $9,835    0.88%         $10,237            0.54%   $10,149
     07/31/1990     1.37%                        $9,970    1.47%         $10,387            0.38%   $10,187
     08/31/1990    -1.77%                        $9,794   -1.45%         $10,237            0.92%   $10,281
     09/30/1990    -0.21%                        $9,773    0.06%         $10,243            0.84%   $10,367
     10/31/1990     1.40%                        $9,910    1.82%         $10,429            0.60%   $10,430
     11/30/1990     1.92%                       $10,100    2.01%         $10,639            0.22%   $10,453
     12/31/1990     0.05%                       $10,105    0.43%         $10,685            0.00%   $10,453
     01/31/1991     1.47%                       $10,254    1.34%         $10,828            0.60%   $10,515
     02/28/1991     0.49%                       $10,304    0.87%         $10,922            0.15%   $10,531
     03/31/1991     0.40%                       $10,345    0.03%         $10,925            0.15%   $10,547
     04/30/1991     1.46%                       $10,496    1.34%         $11,072            0.15%   $10,563
     05/31/1991     0.75%                       $10,575    0.89%         $11,170            0.30%   $10,594
     06/30/1991    -0.06%                       $10,569   -0.10%         $11,159            0.29%   $10,625
     07/31/1991     1.34%                       $10,710    1.22%         $11,295            0.15%   $10,641
     08/31/1991     0.63%                       $10,778    1.32%         $11,444            0.29%   $10,672
     09/30/1991     1.32%                       $10,920    1.30%         $11,593            0.44%   $10,719
     10/31/1991     0.71%                       $10,998    0.90%         $11,697            0.15%   $10,735
     11/30/1991    -0.06%                       $10,991    0.28%         $11,730            0.29%   $10,766
     12/31/1991     1.92%                       $11,202    2.15%         $11,982            0.07%   $10,774
     01/31/1992     0.54%                       $11,262    0.23%         $12,010            0.15%   $10,790
     02/29/1992    -0.06%                       $11,256    0.03%         $12,013            0.36%   $10,829
     03/31/1992     0.48%                       $11,310    0.03%         $12,017            0.51%   $10,884
     04/30/1992     0.77%                       $11,397    0.89%         $12,124            0.14%   $10,899
     05/31/1992     1.45%                       $11,562    1.18%         $12,267            0.14%   $10,914
     06/30/1992     1.28%                       $11,710    1.68%         $12,473            0.36%   $10,954
     07/31/1992     3.40%                       $12,108    3.00%         $12,847            0.21%   $10,977
     08/31/1992    -1.45%                       $11,933   -0.97%         $12,723            0.28%   $11,007
     09/30/1992    -0.02%                       $11,930    0.65%         $12,805            0.28%   $11,038
     10/31/1992    -1.74%                       $11,723   -0.98%         $12,680            0.35%   $11,077
     11/30/1992     2.43%                       $12,008    1.79%         $12,907            0.14%   $11,092
     12/31/1992     1.35%                       $12,170    1.02%         $13,039           -0.07%   $11,085
     01/31/1993     1.23%                       $12,319    1.16%         $13,190            0.49%   $11,139
     02/28/1993     2.68%                       $12,649    3.62%         $13,667            0.35%   $11,178
     03/31/1993    -0.15%                       $12,630   -1.06%         $13,522            0.35%   $11,217
     04/30/1993     0.75%                       $12,725    1.01%         $13,659            0.28%   $11,248
     05/31/1993     0.44%                       $12,781    0.56%         $13,735            0.14%   $11,264
     06/30/1993     1.55%                       $12,979    1.67%         $13,965            0.14%   $11,280
     07/31/1993     0.07%                       $12,988    0.13%         $13,983            0.00%   $11,280
     08/31/1993     1.71%                       $13,210    2.08%         $14,274            0.28%   $11,311
     09/30/1993     1.00%                       $13,343    1.14%         $14,437            0.21%   $11,335
     10/31/1993     0.27%                       $13,379    0.19%         $14,464            0.41%   $11,382
     11/30/1993    -0.49%                       $13,313   -0.88%         $14,337            0.07%   $11,390
     12/31/1993     1.46%                       $13,507    2.11%         $14,639            0.00%   $11,390
     01/31/1994     0.86%                       $13,624    1.14%         $14,806            0.27%   $11,420
     02/28/1994    -1.90%                       $13,365   -2.59%         $14,423            0.34%   $11,459
     03/31/1994    -2.81%                       $12,989   -4.07%         $13,836            0.34%   $11,498
     04/30/1994     0.31%                       $13,029    0.85%         $13,953            0.14%   $11,514
     05/31/1994     0.77%                       $13,130    0.87%         $14,075            0.07%   $11,522
     06/30/1994    -0.35%                       $13,084   -0.61%         $13,989            0.34%   $11,562
     07/31/1994     1.40%                       $13,267    1.83%         $14,245            0.27%   $11,593
     08/31/1994     0.33%                       $13,311    0.35%         $14,295            0.40%   $11,639
     09/30/1994    -1.02%                       $13,175   -1.47%         $14,084            0.27%   $11,671
     10/31/1994    -1.39%                       $12,992   -1.78%         $13,834            0.07%   $11,679
     11/30/1994    -1.71%                       $12,770   -1.81%         $13,583            0.13%   $11,694
     12/31/1994     2.01%                       $13,026    2.20%         $13,882            0.00%   $11,694
     01/31/1995     2.44%                       $13,344    2.86%         $14,279            0.40%   $11,741
     02/28/1995     2.31%                       $13,652    2.91%         $14,695            0.40%   $11,788
     03/31/1995     0.85%                       $13,769    1.15%         $14,864            0.33%   $11,827
     04/30/1995     0.18%                       $13,793    0.12%         $14,882            0.33%   $11,866
     05/31/1995     2.09%                       $14,082    3.19%         $15,356            0.20%   $11,889
     06/30/1995    -0.51%                       $14,010   -0.87%         $15,223            0.20%   $11,913
     07/31/1995     0.56%                       $14,088    0.95%         $15,367            0.00%   $11,913
     08/31/1995     0.88%                       $14,212    1.27%         $15,563            0.26%   $11,944
     09/30/1995     0.62%                       $14,300    0.63%         $15,661            0.20%   $11,968
     10/31/1995     1.16%                       $14,466    1.45%         $15,888            0.33%   $12,007
     11/30/1995     1.19%                       $14,638    1.66%         $16,151           -0.07%   $11,999
     12/31/1995     0.84%                       $14,761    0.96%         $16,306           -0.07%   $11,991
     01/31/1996     0.48%                       $14,832    0.76%         $16,430            0.59%   $12,061
     02/29/1996    -0.52%                       $14,755   -0.68%         $16,319            0.32%   $12,100
     03/31/1996     1.12%                       $14,590   -1.28%         $16,110            0.52%   $12,163
     04/30/1996    -0.20%                       $14,561   -0.28%         $16,065            0.39%   $12,210
     05/31/1996     0.08%                       $14,572   -0.04%         $16,058            0.19%   $12,234
     06/30/1996     0.95%                       $14,711    1.09%         $16,233            0.06%   $12,241
     07/31/1996     0.82%                       $14,831    0.90%         $16,379            0.19%   $12,264
     08/31/1996    -0.12%                       $14,814   -0.02%         $16,376            0.19%   $12,287
     09/30/1996     1.23%                       $14,996    1.40%         $16,605            0.32%   $12,327
     10/31/1996     0.87%                       $15,126    1.13%         $16,793            0.32%   $12,366
     11/30/1996     1.28%                       $15,320    1.83%         $17,100            0.19%   $12,390
     12/31/1996    -0.27%                       $15,278   -0.42%         $17,028            0.00%   $12,390
     01/31/1997     0.19%                       $15,307    0.19%         $17,061            0.32%   $12,429
     02/28/1997     0.77%                       $15,425    0.92%         $17,218            0.31%   $12,468
     03/31/1997    -0.95%                       $15,279   -1.33%         $16,989            0.25%   $12,499
     04/30/1997     0.68%                       $15,383    0.84%         $17,131            0.12%   $12,514
     05/31/1997     1.16%                       $15,561    1.51%         $17,390           -0.06%   $12,507
     06/30/1997     0.87%                       $15,697    1.07%         $17,576            0.12%   $12,522
     07/31/1997     2.27%                       $16,053    2.77%         $18,063            0.12%   $12,537
     08/31/1997    -0.64%                       $15,950   -0.94%         $17,893            0.19%   $12,560
     09/30/1997     0.94%                       $16,100    1.19%         $18,106            0.25%   $12,592
     10/31/1997     0.55%                       $16,189    0.64%         $18,222            0.25%   $12,623
     11/30/1997     0.57%                       $16,281    0.59%         $18,330           -0.06%   $12,616
     12/31/1997     1.08%                       $16,457    1.46%         $18,597           -0.12%   $12,601
     01/31/1998     0.77%                       $16,583    1.03%         $18,789            0.19%   $12,624
     02/28/1998     0.10%                       $16,600    0.03%         $18,794            0.19%   $12,648
     03/31/1998     0.21%                       $16,635    0.09%         $18,811            0.19%   $12,672
     04/30/1998    -0.17%                       $16,607   -0.45%         $18,727            0.18%   $12,695
     05/31/1998     1.25%                       $16,814    1.58%         $19,023            0.18%   $12,718
     06/30/1998     0.44%                       $16,888    0.39%         $19,097            0.12%   $12,733
     07/31/1998     0.22%                       $16,925    0.25%         $19,145            0.12%   $12,749
     08/31/1998     1.09%                       $17,110    1.55%         $19,441            0.12%   $12,764
     09/30/1998     0.89%                       $17,262    1.25%         $19,684            0.12%   $12,779
     10/31/1998     0.29%                       $17,312    0.00%         $19,684            0.24%   $12,810
     11/30/1998     0.34%                       $17,371    0.35%         $19,753            0.00%   $12,810
     12/31/1998     0.13%                       $17,394    0.25%         $19,803           -0.06%   $12,802
     01/31/1999     0.74%                       $17,522    1.19%         $20,038            0.24%   $12,833
     02/28/1999    -0.34%                       $17,463   -0.44%         $19,950            0.12%   $12,848
     03/31/1999     0.48%                       $17,547    0.14%         $19,978            0.30%   $12,887
     04/30/1999     0.08%                       $17,561    0.25%         $20,028            0.73%   $12,981
     05/31/1999    -0.38%                       $17,494   -0.58%         $19,912            0.00%   $12,981
     06/30/1999    -1.37%                       $17,254   -1.44%         $19,625            0.00%   $12,981
     07/31/1999     0.14%                       $17,278    0.36%         $19,696            0.30%   $13,020
     08/31/1999    -1.33%                       $17,049   -0.80%         $19,538            0.24%   $13,051
     09/30/1999    -0.28%                       $17,001    0.04%         $19,546            0.48%   $13,114
     10/31/1999    -1.62%                       $16,725   -1.08%         $19,335            0.18%   $13,137
     11/30/1999     1.10%                       $16,909    1.06%         $19,540            0.06%   $13,145
     12/31/1999    -0.98%                       $16,744   -0.75%         $19,393            0.00%   $13,145
     01/31/2000    -0.56%                       $16,650   -0.44%         $19,308            0.24%   $13,177
     02/29/2000     1.42%                       $16,864    1.16%         $19,532            0.59%   $13,255

Total Return                            68.64%                                    95.32%              32.55%
------------------------------------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS C
-------
1-Year                             -5.68%

3-Year                             +2.15%

Since Inception (5/1/95)           +3.52%


[CLASS C LINE GRAPH]

The following line graph compares the performance of the Franklin Minnesota Insured Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.


----------------------------------------------------------------------------------------------------------
Date            Franklin Minnesota Insured Tax-Free     Lehman Brothers Municipal               CPI
                     Income Fund-Class C                     Bond Index
----------------------------------------------------------------------------------------------------------
     05/01/1995                      $9,900                              $10,000                   $10,000
     05/31/1995    2.20%            $10,118                3.19%         $10,319            0.20%  $10,020
     06/30/1995   -0.56%            $10,061               -0.87%         $10,229            0.20%  $10,040
     07/31/1995    0.51%            $10,112                0.95%         $10,326            0.00%  $10,040
     08/31/1995    0.91%            $10,204                1.27%         $10,458            0.26%  $10,066
     09/29/1995    0.49%            $10,254                0.63%         $10,523            0.20%  $10,086
     10/31/1995    1.10%            $10,367                1.45%         $10,676            0.33%  $10,120
     11/30/1995    1.22%            $10,494                1.66%         $10,853           -0.07%  $10,112
     12/29/1995    0.79%            $10,577                0.96%         $10,957           -0.07%  $10,105
     01/31/1996    0.42%            $10,621                0.76%         $11,041            0.59%  $10,165
     02/29/1996   -0.58%            $10,559               -0.68%         $10,966            0.32%  $10,198
     03/29/1996   -1.16%            $10,437               -1.28%         $10,825            0.52%  $10,251
     04/30/1996   -0.25%            $10,411               -0.28%         $10,795            0.39%  $10,291
     05/31/1996    0.11%            $10,422               -0.04%         $10,791            0.19%  $10,310
     06/28/1996    0.82%            $10,508                1.09%         $10,908            0.06%  $10,316
     07/31/1996    0.77%            $10,589                0.90%         $11,006            0.19%  $10,336
     08/30/1996   -0.08%            $10,580               -0.02%         $11,004            0.19%  $10,356
     09/30/1996    1.10%            $10,697                1.40%         $11,158            0.32%  $10,389
     10/31/1996    0.82%            $10,784                1.13%         $11,284            0.32%  $10,422
     11/29/1996    1.23%            $10,917                1.83%         $11,491            0.19%  $10,442
     12/31/1996   -0.32%            $10,882               -0.42%         $11,443            0.00%  $10,442
     01/31/1997    0.13%            $10,896                0.19%         $11,464            0.32%  $10,475
     02/28/1997    0.78%            $10,981                0.92%         $11,570            0.31%  $10,508
     03/31/1997   -1.01%            $10,870               -1.33%         $11,416            0.25%  $10,534
     04/30/1997    0.64%            $10,940                0.84%         $11,512            0.12%  $10,547
     05/31/1997    1.11%            $11,061                1.51%         $11,686           -0.06%  $10,540
     06/30/1997    0.91%            $11,162                1.07%         $11,811            0.12%  $10,553
     07/31/1997    2.12%            $11,399                2.77%         $12,138            0.12%  $10,565
     08/31/1997   -0.69%            $11,320               -0.94%         $12,024            0.19%  $10,586
     09/30/1997    0.89%            $11,421                1.19%         $12,167            0.25%  $10,612
     10/31/1997    0.50%            $11,478                0.64%         $12,245            0.25%  $10,639
     11/30/1997    0.52%            $11,537                0.59%         $12,317           -0.06%  $10,632
     12/31/1997    1.11%            $11,666                1.46%         $12,497           -0.12%  $10,619
     01/31/1998    0.72%            $11,750                1.03%         $12,626            0.19%  $10,640
     02/28/1998    0.05%            $11,755                0.03%         $12,629            0.19%  $10,660
     03/31/1998    0.16%            $11,774                0.09%         $12,641            0.19%  $10,680
     04/30/1998   -0.21%            $11,749               -0.45%         $12,584            0.18%  $10,699
     05/31/1998    1.20%            $11,890                1.58%         $12,783            0.18%  $10,719
     06/30/1998    0.39%            $11,937                0.39%         $12,832            0.12%  $10,731
     07/31/1998    0.17%            $11,957                0.25%         $12,865            0.12%  $10,744
     08/31/1998    1.04%            $12,081                1.55%         $13,064            0.12%  $10,757
     09/30/1998    0.84%            $12,183                1.25%         $13,227            0.12%  $10,770
     10/31/1998    0.23%            $12,211                0.00%         $13,227            0.24%  $10,796
     11/30/1998    0.29%            $12,246                0.35%         $13,274            0.00%  $10,796
     12/31/1998    0.16%            $12,266                0.25%         $13,307           -0.06%  $10,789
     01/31/1999    0.69%            $12,351                1.19%         $13,465            0.24%  $10,815
     02/28/1999   -0.46%            $12,294               -0.44%         $13,406            0.12%  $10,828
     03/31/1999    0.42%            $12,345                0.14%         $13,425            0.30%  $10,861
     04/30/1999    0.11%            $12,359                0.25%         $13,458            0.73%  $10,940
     05/31/1999   -0.50%            $12,297               -0.58%         $13,380            0.00%  $10,940
     06/30/1999   -1.41%            $12,124               -1.44%         $13,187            0.00%  $10,940
     07/31/1999    0.18%            $12,146                0.36%         $13,235            0.30%  $10,973
     08/31/1999   -1.46%            $11,968               -0.80%         $13,129            0.24%  $10,999
     09/30/1999   -0.33%            $11,929                0.04%         $13,134            0.48%  $11,052
     10/31/1999   -1.65%            $11,732               -1.08%         $12,992            0.18%  $11,072
     11/30/1999    1.04%            $11,854                1.06%         $13,130            0.06%  $11,079
     12/31/1999   -1.02%            $11,733               -0.75%         $13,032            0.00%  $11,079
     01/31/2000   -0.60%            $11,663               -0.44%         $12,974            0.24%  $11,105
     02/29/2000    1.37%            $11,820                1.16%         $13,125            0.59%  $11,171

Total Return                            18.20%                                    31.25%              11.71%
----------------------------------------------------------------------------------------------------------


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).

*Source: Standard & Poor's Micropal.

Past performance does not guarantee future results.


FRANKLIN OHIO INSURED TAX-FREE INCOME FUND


Your Fund's Goal: Franklin Ohio Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Ohio state personal income taxes through a portfolio consisting primarily of insured Ohio municipal bonds.(1)

STATE UPDATE

[OHIO STATE GRAPHIC]

Ohio's economy performed strongly during the year under review, benefiting from stability in its manufacturing base, as well as growth in the trade and services sectors. The state's 4.0% December unemployment rate, compared favorably with the 4.1% national average, reflecting a history of rates just below or on par with the national average.(2) Ohio's expected 1% annual job growth through 2002 represents steady growth, although not at the rapid levels of 1994-1997. Asia-related declines in the state's export market were partly responsible for this slowdown.(3)

Ohio boasted not only solid economic performance, but stalwart finances as well. Fiscal year 1999 recorded another year's operating surplus, while fiscal year 2000's results through November 1999 demonstrate a favorable revenues-to-expenditures balance. At the same time, Ohio's reserve fund balance now exceeds its levels prior to the last recession, and should provide a cushion against future economic volatility.

In 1999, the state's $668 net tax-supported per-capita debt level was moderately above the national median of $540.(4) An Ohio Supreme Court decision requiring major funding changes for the state's schools represents a noteworthy, yet not overwhelming, challenge to the state's resources. In light of such developments, we expect a stable credit outlook for Ohio in the months to come.



PORTFOLIO BREAKDOWN
Franklin Ohio Insured Tax-Free Income Fund
2/29/00

                                                                   % OF TOTAL
                                                                    LONG-TERM
SECTOR                                                             INVESTMENTS
------                                                             -----------
General Obligation                                                     26.6%

Utilities                                                              25.6%

Prerefunded                                                            15.0%

Hospital & Health Care                                                 12.5%

Higher Education                                                        5.9%

Housing                                                                 3.8%

Transportation                                                          3.8%

Corporate-Backed                                                        3.2%

Subject to Government
Appropriation                                                           2.6%

Other Revenue                                                           0.7%

Tax-Supported                                                           0.3%


(1) For Investors subject to the federal alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the fund's portfolio, but does not guarantee the insured securities' market value, the value of the fund's shares, or the fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the fund if called upon to do so.

(2) Source: Bureau of Labor Statistics, 2/18/2000.

(3) Source: Standard & Poor's Ratings Direct, 1/20/2000.

(4) Source: Moody's Investors Service.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 88.


PORTFOLIO NOTES

The rise in interest rates during the reporting period resulted in decreasing bond prices, presenting challenges for municipal bond investors. For the 12 months ended February 29, 2000, the 30-year Treasury bond price fell 10.06%, and the Lehman Brothers Insured Municipal Bond Index was off 8.92%. By comparison, your fund's Class A share price, as measured by net asset value, declined 7.77%.(5)

We took advantage of the reporting period's rising interest-rate environment to restructure the portfolio, seeking to improve the fund's long-term income-earning potential. Such a strategy enabled us to sell bonds at losses that can be used to help offset current or future capital gains, possibly lowering shareholders' future tax liabilities. With this in mind, the fund sold bonds issued by Barberton City School District, Licking Valley Local School GO, Cleveland Water Works Revenue, Hamilton County Hospital Facilities Revenue and Franklin County Convention Facilities Authority Tax and Lease Revenue.

Strategies to improve the fund's dividend distributions included selling shorter- maturity bonds and buying longer-term bonds; replacing lower-yielding with higher-yielding bonds; and selling prerefunded bonds to buy longer-term, higher-yielding bonds. We also sold bonds close to their call dates and bought bonds with longer call protection to improve the predictability of the fund's future dividend payments. Attempting to meet these goals, we made several additions to the portfolio during the reporting period, including Aurora City School District COP, Edgewood City School District GO, University of Akron General Receipts, and Rural Lorain County Water Authority - Water Resource Revenue Improvement bonds.

Your fund offers a notable tax advantage over a comparable taxable investment. On page 41, the Performance Summary shows that at the end of this reporting period, the fund's Class A shares' distribution rate was 5.04%, based on an annualization of the current 5.05 cent ($0.0505) per share dividend and the maximum offering price of $12.03 on February 29, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and Ohio state personal income tax bracket of 45.48% would need to earn 9.24% from a taxable investment to match the fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.


(5) Source: Lehman Brothers. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The fund's investment return and share price fluctuate with market conditions. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.


Looking forward, we will continue attempting to take advantage of the recently higher interest-rate environment, seeking to provide shareholders with high, current tax-free income. Please keep in mind that interest rates, and therefore bond prices, rise and fall depending on domestic and global economic factors. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. However, municipal bond funds such as Franklin Ohio Insured Tax-Free Income Fund can help to lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.



DIVIDEND DISTRIBUTIONS*
Franklin Ohio Insured Tax-Free Income Fund
3/1/99 - 2/29/00

                                                     DIVIDEND PER SHARE
                                             -------------------------------------
MONTH                                        CLASS A      CLASS B**      CLASS C
-----                                        -------      ---------      -------
March                                        5.10 cents      --         4.50 cents

April                                        5.10 cents      --         4.50 cents

May                                          5.10 cents      --         4.50 cents

June                                         5.00 cents      --         4.44 cents

July                                         5.00 cents      --         4.44 cents

August                                       5.00 cents      --         4.44 cents

September                                    5.00 cents      --         4.44 cents

October                                      5.00 cents      --         4.44 cents

November                                     5.00 cents      --         4.44 cents

December                                     5.03 cents      --         4.50 cents

January                                      5.03 cents      --         4.50 cents

February                                     5.03 cents   2.87 cents    4.50 cents
-----                                       -----------   ----------   -----------
TOTAL                                       60.39 CENTS   2.87 CENTS   53.64 CENTS


* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

** Effective February 1, 2000, the fund began offering Class B shares to investors. See the prospectus for details.


This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


FRANKLIN OHIO INSURED TAX-FREE INCOME FUND


CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ONE-YEAR PERFORMANCE SUMMARY AS OF 2/29/00

One-year and aggregate total returns do not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                  -2.80%
Net Asset Value (NAV)                  $11.52 (2/29/00)             $12.49 (2/28/99)
Change in NAV                          -$0.97
Distributions (3/1/99-2/29/00)         Dividend Income              $0.6039
                                       Long-Term Capital Gain       $0.0171
                                       ----------------------       -------
                                       Total                        $0.6210



CLASS B
Aggregate Total Return                 +1.19%
Net Asset Value (NAV)                  $11.52 (2/29/00)             $11.43 (2/1/00)
Change in NAV                          +$0.09
Distributions (2/1/00-2/29/00)         Dividend Income              $0.0287



CLASS C
One-Year Total Return                  -3.41%
Net Asset Value (NAV)                  $11.58 (2/29/00)             $12.56 (2/28/99)
Change in NAV                          -$0.98
Distributions (3/1/99-2/29/00)         Dividend Income              $0.5364
                                       Long-Term Capital Gain       $0.0171
                                       ----------------------       -------
                                       Total                        $0.5535


Franklin Ohio Insured Tax-Free Income Fund paid distributions derived from long-term capital gains of 1.71 cents ($0.0171) per share in June 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


              Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE

                                                                                INCEPTION
CLASS A                                           1-YEAR    5-YEAR    10-YEAR   (4/3/85)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                        -2.80%   +27.21%    +84.95%   +183.72%

Average Annual Total Return(2)                    -6.90%    +4.02%     +5.88%     +6.94%



                                                                              INCEPTION
CLASS B                                                                       (2/1/00)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                                                     +1.19%

Aggregate Total Return(2)                                                       -2.81%



                                                                               INCEPTION
CLASS C                                                    1-YEAR    3-YEAR    (5/1/95)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                                  -3.41%    +9.29%     +23.05%

Average Annual Total Return(2)                              -5.31%    +2.67%      +4.17%



SHARE CLASS                                                  A         B          C
-------------------------------------------------------------------------------------
Distribution Rate(3)                                       5.04%     4.70%      4.65%

Taxable Equivalent Distribution Rate(4)                    9.24%     8.62%      8.53%

30-Day Standardized Yield(5)                               4.94%     4.61%      4.57%

Taxable Equivalent Yield(4)                                9.06%     8.46%      8.38%


For updated performance figures, please see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price for Class B) per share on February 29, 2000.

(4) Taxable equivalent distribution rate and yield assume the published rates as of March 15, 2000, for the maximum combined federal and Ohio state personal income tax bracket of 45.48%, based on the federal income tax rate of 39.6%.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the month ended February 29, 2000.



Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



Past performance does not guarantee future results.


FRANKLIN OHIO INSURED TAX-FREE INCOME FUND



AVERAGE ANNUAL TOTAL RETURN
2/29/00

CLASS A
-------
1-Year                                                                    -6.90%

5-Year                                                                    +4.02%

10-Year                                                                   +5.88%

Since Inception (4/3/85)                                                  +6.94%


[CLASS A LINE GRAPH]

The following line graph compares the performance of the Franklin Ohio Insured Tax-Free Income Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 3/1/90 to 2/29/00.

-----------------------------------------------------------------------------------------------------------
Date              Franklin Ohio Insured Tax-Free            Lehman Brothers Municipal           CPI
                        Income Fund-Class A                          Bond Index
-----------------------------------------------------------------------------------------------------------
     03/01/1990                      $9,573                                  $10,000                $10,000
     03/31/1990        0.02%         $9,575                    0.03%         $10,003        0.55%   $10,055
     04/30/1990       -0.71%         $9,507                   -0.72%         $9,931         0.16%   $10,071
     05/31/1990        2.30%         $9,726                    2.18%         $10,147        0.23%   $10,094
     06/30/1990        1.11%         $9,834                    0.88%         $10,237        0.54%   $10,149
     07/31/1990        1.65%         $9,996                    1.47%         $10,387        0.38%   $10,187
     08/31/1990       -1.73%         $9,823                   -1.45%         $10,237        0.92%   $10,281
     09/30/1990        0.22%         $9,844                    0.06%         $10,243        0.84%   $10,367
     10/31/1990        1.31%         $9,973                    1.82%         $10,429        0.60%   $10,430
     11/30/1990        1.75%        $10,148                    2.01%         $10,639        0.22%   $10,453
     12/31/1990        0.39%        $10,188                    0.43%         $10,685        0.00%   $10,453
     01/31/1991        1.64%        $10,355                    1.34%         $10,828        0.60%   $10,515
     02/28/1991        0.38%        $10,394                    0.87%         $10,922        0.15%   $10,531
     03/31/1991        0.30%        $10,425                    0.03%         $10,925        0.15%   $10,547
     04/30/1991        1.45%        $10,576                    1.34%         $11,072        0.15%   $10,563
     05/31/1991        0.65%        $10,645                    0.89%         $11,170        0.30%   $10,594
     06/30/1991       -0.05%        $10,640                   -0.10%         $11,159        0.29%   $10,625
     07/31/1991        1.36%        $10,784                    1.22%         $11,295        0.15%   $10,641
     08/31/1991        0.74%        $10,864                    1.32%         $11,444        0.29%   $10,672
     09/30/1991        1.35%        $11,011                    1.30%         $11,593        0.44%   $10,719
     10/31/1991        0.73%        $11,091                    0.90%         $11,697        0.15%   $10,735
     11/30/1991       -0.05%        $11,086                    0.28%         $11,730        0.29%   $10,766
     12/31/1991        1.95%        $11,302                    2.15%         $11,982        0.07%   $10,774
     01/31/1992        0.54%        $11,363                    0.23%         $12,010        0.15%   $10,790
     02/29/1992       -0.17%        $11,344                    0.03%         $12,013        0.36%   $10,829
     03/31/1992        0.30%        $11,378                    0.03%         $12,017        0.51%   $10,884
     04/30/1992        0.93%        $11,483                    0.89%         $12,124        0.14%   $10,899
     05/31/1992        1.37%        $11,641                    1.18%         $12,267        0.14%   $10,914
     06/30/1992        1.29%        $11,791                    1.68%         $12,473        0.36%   $10,954
     07/31/1992        3.50%        $12,204                    3.00%         $12,847        0.21%   $10,977
     08/31/1992       -1.32%        $12,043                   -0.97%         $12,723        0.28%   $11,007
     09/30/1992        0.05%        $12,049                    0.65%         $12,805        0.28%   $11,038
     10/31/1992       -1.68%        $11,846                   -0.98%         $12,680        0.35%   $11,077
     11/30/1992        2.51%        $12,144                    1.79%         $12,907        0.14%   $11,092
     12/31/1992        1.43%        $12,317                    1.02%         $13,039       -0.07%   $11,085
     01/31/1993        1.39%        $12,488                    1.16%         $13,190        0.49%   $11,139
     02/28/1993        3.01%        $12,864                    3.62%         $13,667        0.35%   $11,178
     03/31/1993        0.07%        $12,873                   -1.06%         $13,522        0.35%   $11,217
     04/30/1993        0.58%        $12,948                    1.01%         $13,659        0.28%   $11,248
     05/31/1993        0.45%        $13,006                    0.56%         $13,735        0.14%   $11,264
     06/30/1993        1.80%        $13,240                    1.67%         $13,965        0.14%   $11,280
     07/31/1993        0.08%        $13,251                    0.13%         $13,983        0.00%   $11,280
     08/31/1993        1.88%        $13,500                    2.08%         $14,274        0.28%   $11,311
     09/30/1993        1.08%        $13,646                    1.14%         $14,437        0.21%   $11,335
     10/31/1993        0.19%        $13,672                    0.19%         $14,464        0.41%   $11,382
     11/30/1993       -0.41%        $13,616                   -0.88%         $14,337        0.07%   $11,390
     12/31/1993        1.78%        $13,858                    2.11%         $14,639        0.00%   $11,390
     01/31/1994        1.02%        $13,999                    1.14%         $14,806        0.27%   $11,420
     02/28/1994       -2.28%        $13,680                   -2.59%         $14,423        0.34%   $11,459
     03/31/1994       -3.52%        $13,199                   -4.07%         $13,836        0.34%   $11,498
     04/30/1994        0.48%        $13,262                    0.85%         $13,953        0.14%   $11,514
     05/31/1994        0.77%        $13,364                    0.87%         $14,075        0.07%   $11,522
     06/30/1994       -0.38%        $13,313                   -0.61%         $13,989        0.34%   $11,562
     07/31/1994        1.57%        $13,522                    1.83%         $14,245        0.27%   $11,593
     08/31/1994        0.25%        $13,556                    0.35%         $14,295        0.40%   $11,639
     09/30/1994       -1.27%        $13,384                   -1.47%         $14,084        0.27%   $11,671
     10/31/1994       -1.56%        $13,175                   -1.78%         $13,834        0.07%   $11,679
     11/30/1994       -1.62%        $12,962                   -1.81%         $13,583        0.13%   $11,694
     12/31/1994        2.11%        $13,235                    2.20%         $13,882        0.00%   $11,694
     01/31/1995        2.63%        $13,583                    2.86%         $14,279        0.40%   $11,741
     02/28/1995        2.49%        $13,922                    2.91%         $14,695        0.40%   $11,788
     03/31/1995        0.86%        $14,041                    1.15%         $14,864        0.33%   $11,827
     04/30/1995        0.11%        $14,057                    0.12%         $14,882        0.33%   $11,866
     05/31/1995        2.52%        $14,411                    3.19%         $15,356        0.20%   $11,889
     06/30/1995       -0.67%        $14,314                   -0.87%         $15,223        0.20%   $11,913
     07/31/1995        0.48%        $14,383                    0.95%         $15,367        0.00%   $11,913
     08/31/1995        1.05%        $14,534                    1.27%         $15,563        0.26%   $11,944
     09/30/1995        0.46%        $14,601                    0.63%         $15,661        0.20%   $11,968
     10/31/1995        1.25%        $14,784                    1.45%         $15,888        0.33%   $12,007
     11/30/1995        1.44%        $14,996                    1.66%         $16,151       -0.07%   $11,999
     12/31/1995        0.93%        $15,136                    0.96%         $16,306       -0.07%   $11,991
     01/31/1996        0.56%        $15,221                    0.76%         $16,430        0.59%   $12,061
     02/29/1996       -0.60%        $15,129                   -0.68%         $16,319        0.32%   $12,100
     03/31/1996       -1.20%        $14,948                   -1.28%         $16,110        0.52%   $12,163
     04/30/1996       -0.12%        $14,930                   -0.28%         $16,065        0.39%   $12,210
     05/31/1996        0.24%        $14,966                   -0.04%         $16,058        0.19%   $12,234
     06/30/1996        1.10%        $15,130                    1.09%         $16,233        0.06%   $12,241
     07/31/1996        0.81%        $15,253                    0.90%         $16,379        0.19%   $12,264
     08/31/1996       -0.04%        $15,247                   -0.02%         $16,376        0.19%   $12,287
     09/30/1996        1.48%        $15,472                    1.40%         $16,605        0.32%   $12,327
     10/31/1996        0.95%        $15,619                    1.13%         $16,793        0.32%   $12,366
     11/30/1996        1.60%        $15,869                    1.83%         $17,100        0.19%   $12,390
     12/31/1996       -0.34%        $15,815                   -0.42%         $17,028        0.00%   $12,390
     01/31/1997        0.03%        $15,820                    0.19%         $17,061        0.32%   $12,429
     02/28/1997        0.77%        $15,942                    0.92%         $17,218        0.31%   $12,468
     03/31/1997       -1.18%        $15,754                   -1.33%         $16,989        0.25%   $12,499
     04/30/1997        0.76%        $15,874                    0.84%         $17,131        0.12%   $12,514
     05/31/1997        1.32%        $16,083                    1.51%         $17,390       -0.06%   $12,507
     06/30/1997        0.95%        $16,236                    1.07%         $17,576        0.12%   $12,522
     07/31/1997        2.48%        $16,639                    2.77%         $18,063        0.12%   $12,537
     08/31/1997       -0.95%        $16,480                   -0.94%         $17,893        0.19%   $12,560
     09/30/1997        1.09%        $16,660                    1.19%         $18,106        0.25%   $12,592
     10/31/1997        0.46%        $16,737                    0.64%         $18,222        0.25%   $12,623
     11/30/1997        0.64%        $16,844                    0.59%         $18,330       -0.06%   $12,616
     12/31/1997        1.55%        $17,105                    1.46%         $18,597       -0.12%   $12,601
     01/31/1998        0.92%        $17,262                    1.03%         $18,789        0.19%   $12,624
     02/28/1998       -0.06%        $17,252                    0.03%         $18,794        0.19%   $12,648
     03/31/1998        0.05%        $17,261                    0.09%         $18,811        0.19%   $12,672
     04/30/1998       -0.24%        $17,219                   -0.45%         $18,727        0.18%   $12,695
     05/31/1998        1.39%        $17,458                    1.58%         $19,023        0.18%   $12,718
     06/30/1998        0.39%        $17,527                    0.39%         $19,097        0.12%   $12,733
     07/31/1998        0.29%        $17,577                    0.25%         $19,145        0.12%   $12,749
     08/31/1998        1.14%        $17,778                    1.55%         $19,441        0.12%   $12,764
     09/30/1998        1.26%        $18,002                    1.25%         $19,684        0.12%   $12,779
     10/31/1998        0.19%        $18,036                    0.00%         $19,684        0.24%   $12,810
     11/30/1998        0.33%        $18,095                    0.35%         $19,753        0.00%   $12,810
     12/31/1998        0.16%        $18,124                    0.25%         $19,803       -0.06%   $12,802
     01/31/1999        0.81%        $18,271                    1.19%         $20,038        0.24%   $12,833
     02/28/1999       -0.24%        $18,227                   -0.44%         $19,950        0.12%   $12,848
     03/31/1999        0.39%        $18,298                    0.14%         $19,978        0.30%   $12,887
     04/30/1999        0.16%        $18,328                    0.25%         $20,028        0.73%   $12,981
     05/31/1999       -0.60%        $18,218                   -0.58%         $19,912        0.00%   $12,981
     06/30/1999       -1.22%        $17,996                   -1.44%         $19,625        0.00%   $12,981
     07/31/1999        0.14%        $18,021                    0.36%         $19,696        0.30%   $13,020
     08/31/1999       -1.20%        $17,804                   -0.80%         $19,538        0.24%   $13,051
     09/30/1999       -0.01%        $17,803                    0.04%         $19,546        0.48%   $13,114
     10/31/1999       -1.30%        $17,571                   -1.08%         $19,335        0.18%   $13,137
     11/30/1999        0.90%        $17,729                    1.06%         $19,540        0.06%   $13,145
     12/31/1999       -0.85%        $17,579                   -0.75%         $19,393        0.00%   $13,145
     01/31/2000       -0.44%        $17,501                   -0.44%         $19,308        0.24%   $13,177
     02/29/2000        1.21%        $17,703                    1.16%         $19,532        0.59%   $13,255

Total Return          77.03%                                  95.32%                       32.55%
------------------------------  ---------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN

2/29/00

CLASS C
-------
1-Year                                                                    -5.31%

3-Year                                                                    +2.67%

Since Inception (5/1/95)                                                  +4.17%


[CLASS C LINE GRAPH]

The following line graph compares the performance of the Franklin Ohio Insured Tax-Free Income Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 2/29/00.

-----------------------------------------------------------------------------------------------------------
Date               Franklin Ohio Insured Tax-Free           Lehman Brothers Municipal           CPI
                        Income Fund-Class C                         Bond Index
-----------------------------------------------------------------------------------------------------------
     05/01/1995                      $9,900                                  $10,000                $10,000
     05/31/1995        2.55%        $10,152                    3.19%         $10,319        0.20%   $10,020
     06/30/1995       -0.72%        $10,079                   -0.87%         $10,229        0.20%   $10,040
     07/31/1995        0.52%        $10,132                    0.95%         $10,326        0.00%   $10,040
     08/31/1995        1.00%        $10,233                    1.27%         $10,458        0.26%   $10,066
     09/29/1995        0.41%        $10,275                    0.63%         $10,523        0.20%   $10,086
     10/31/1995        1.28%        $10,407                    1.45%         $10,676        0.33%   $10,120
     11/30/1995        1.39%        $10,551                    1.66%         $10,853       -0.07%   $10,112
     12/29/1995        0.88%        $10,644                    0.96%         $10,957       -0.07%   $10,105
     01/31/1996        0.59%        $10,707                    0.76%         $11,041        0.59%   $10,165
     02/29/1996       -0.65%        $10,637                   -0.68%         $10,966        0.32%   $10,198
     03/29/1996       -1.24%        $10,505                   -1.28%         $10,825        0.52%   $10,251
     04/30/1996       -0.17%        $10,488                   -0.28%         $10,795        0.39%   $10,291
     05/31/1996        0.19%        $10,507                   -0.04%         $10,791        0.19%   $10,310
     06/28/1996        0.97%        $10,609                    1.09%         $10,908        0.06%   $10,316
     07/31/1996        0.92%        $10,707                    0.90%         $11,006        0.19%   $10,336
     08/30/1996       -0.09%        $10,697                   -0.02%         $11,004        0.19%   $10,356
     09/30/1996        1.34%        $10,841                    1.40%         $11,158        0.32%   $10,389
     10/31/1996        0.97%        $10,946                    1.13%         $11,284        0.32%   $10,422
     11/29/1996        1.54%        $11,114                    1.83%         $11,491        0.19%   $10,442
     12/31/1996       -0.39%        $11,071                   -0.42%         $11,443        0.00%   $10,442
     01/31/1997       -0.01%        $11,070                    0.19%         $11,464        0.32%   $10,475
     02/28/1997        0.72%        $11,150                    0.92%         $11,570        0.31%   $10,508
     03/31/1997       -1.22%        $11,014                   -1.33%         $11,416        0.25%   $10,534
     04/30/1997        0.72%        $11,093                    0.84%         $11,512        0.12%   $10,547
     05/31/1997        1.26%        $11,233                    1.51%         $11,686       -0.06%   $10,540
     06/30/1997        0.90%        $11,334                    1.07%         $11,811        0.12%   $10,553
     07/31/1997        2.51%        $11,618                    2.77%         $12,138        0.12%   $10,565
     08/31/1997       -0.99%        $11,503                   -0.94%         $12,024        0.19%   $10,586
     09/30/1997        0.95%        $11,613                    1.19%         $12,167        0.25%   $10,612
     10/31/1997        0.49%        $11,669                    0.64%         $12,245        0.25%   $10,639
     11/30/1997        0.60%        $11,739                    0.59%         $12,317       -0.06%   $10,632
     12/31/1997        1.50%        $11,916                    1.46%         $12,497       -0.12%   $10,619
     01/31/1998        0.86%        $12,018                    1.03%         $12,626        0.19%   $10,640
     02/28/1998       -0.10%        $12,006                    0.03%         $12,629        0.19%   $10,660
     03/31/1998        0.08%        $12,016                    0.09%         $12,641        0.19%   $10,680
     04/30/1998       -0.37%        $11,971                   -0.45%         $12,584        0.18%   $10,699
     05/31/1998        1.33%        $12,130                    1.58%         $12,783        0.18%   $10,719
     06/30/1998        0.42%        $12,181                    0.39%         $12,832        0.12%   $10,731
     07/31/1998        0.16%        $12,201                    0.25%         $12,865        0.12%   $10,744
     08/31/1998        1.17%        $12,344                    1.55%         $13,064        0.12%   $10,757
     09/30/1998        1.21%        $12,493                    1.25%         $13,227        0.12%   $10,770
     10/31/1998        0.14%        $12,510                    0.00%         $13,227        0.24%   $10,796
     11/30/1998        0.28%        $12,545                    0.35%         $13,274        0.00%   $10,796
     12/31/1998        0.03%        $12,549                    0.25%         $13,307       -0.06%   $10,789
     01/31/1999        0.84%        $12,655                    1.19%         $13,465        0.24%   $10,815
     02/28/1999       -0.29%        $12,618                   -0.44%         $13,406        0.12%   $10,828
     03/31/1999        0.34%        $12,661                    0.14%         $13,425        0.30%   $10,861
     04/30/1999        0.12%        $12,676                    0.25%         $13,458        0.73%   $10,940
     05/31/1999       -0.64%        $12,595                   -0.58%         $13,380        0.00%   $10,940
     06/30/1999       -1.26%        $12,436                   -1.44%         $13,187        0.00%   $10,940
     07/31/1999        0.10%        $12,449                    0.36%         $13,235        0.30%   $10,973
     08/31/1999       -1.25%        $12,293                   -0.80%         $13,129        0.24%   $10,999
     09/30/1999       -0.14%        $12,276                    0.04%         $13,134        0.48%   $11,052
     10/31/1999       -1.25%        $12,122                   -1.08%         $12,992        0.18%   $11,072
     11/30/1999        0.84%        $12,224                    1.06%         $13,130        0.06%   $11,079
     12/31/1999       -0.89%        $12,115                   -0.75%         $13,032        0.00%   $11,079
     01/31/2000       -0.56%        $12,048                   -0.44%         $12,974        0.24%   $11,105
     02/29/2000        1.16%        $12,182                    1.16%         $13,125        0.59%   $11,171

Total Return          21.82%                                  31.25%                       11.71%
---------------    ----------------------------------------------------------------------------------------

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged index, which includes approximately 38,000 municipal securities from across the country, differs from the fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. For the periods shown, performance of the fund's shares exceeded the rate of inflation as measured by the Consumer Price Index (CPI).



*Source: Standard & Poor's Micropal.


Past performance does not guarantee future results.



MUNICIPAL BOND RATINGS


MOODY'S

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.


S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

FRANKLIN TAX-FREE TRUST

Financial Highlights


FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND


                                                                                          YEAR ENDED FEBRUARY 29,
                                                                          ------------------------------------------------------
                                                                          2000        1999         1998         1997        1996
                                                                          ----        ----         ----         ----        ----
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................................   $10.84      $10.77       $10.36       $10.36     $ 9.80
                                                                         -------     -------      -------      -------    -------
Income from investment operations:

 Net investment income ...............................................      .48         .53          .54          .55        .55
 Net realized and unrealized gains (losses) ..........................     (.99)        .07          .42           --        .57
                                                                         -------     -------      -------      -------    -------
Total from investment operations .....................................     (.51)        .60          .96          .55       1.12
                                                                         -------     -------      -------      -------    -------
Less distributions from net investment income ........................     (.49)(c)    (.53)        (.55)        (.55)      (.56)
                                                                         -------     -------      -------      -------    -------
Net asset value, end of year .........................................   $ 9.84      $10.84       $10.77       $10.36     $10.36
                                                                         =======     =======      =======      =======    =======
Total return(b) ......................................................    (4.68)%      5.75%        9.53%        5.55%     11.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................................   $72,517     $80,684      $58,059      $39,693    $38,199
Ratios to average net assets:
 Expenses ............................................................       .81%       .37%         .30%         .25%       .16%
 Expenses excluding waiver and payments by affiliate .................       .81%       .84%         .82%         .86%       .86%
 Net investment income ...............................................      4.67%      4.87%        5.11%        5.45%      5.51%
Portfolio turnover rate ..............................................     33.46%     10.68%       17.44%       18.27%      4.12%


(a) Based on average shares outstanding effective February 29, 2000.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c) Includes distributions in excess of net investment income in the amount of $.001.



                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                                           PRINCIPAL
FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND                                                               AMOUNT         VALUE
---------------------------------------------                                                              ---------       -----
LONG TERM INVESTMENTS 98.7%
Arizona Health Facilities Authority Hospital System Revenue, Northern Arizona Healthcare System,
    AMBAC Insured, 5.00%, 10/01/23 ...................................................................... $2,500,000    $2,160,025
    Refunding, AMBAC Insured, 4.75%, 10/01/30 ...........................................................  1,000,000       800,850
 Arizona State University COP, Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%,
    7/01/24 .............................................................................................  1,350,000     1,317,236
 Casa Grande Excise Tax Revenue, FGIC Insured, 6.00%, 4/01/10 ...........................................    400,000       411,308
 Douglas Municipal Property Corp. Municipal Facilities Excise Tax Revenue, MBIA Insured, 5.75%,
    7/01/15 .............................................................................................    525,000       524,953
 Gilbert GO, Projects of 1988, Series C, MBIA Insured, 5.50%, 7/01/23 ...................................  1,000,000       936,370
 Glendale IDA, Midwestern University, Series A, MBIA Insured, 5.375%, 5/15/28 ...........................  2,000,000     1,800,820
 La Paz County School District No. 4, Quartzsite Elementary School Improvement, MBIA Insured,
    5.70%, 7/01/16 ......................................................................................    480,000       478,445
 Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured, 5.25%, 7/01/22 ..  1,100,000       978,604
 Maricopa County GO,
    Hospital District No. 1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/21 ................................  1,250,000     1,249,688
    School District No. 3, Tempe Elementary, AMBAC Insured, Pre-Refunded, 6.00%, 7/01/13 ................    255,000       269,833
    School District No. 3, Tempe Elementary, Project of 1997, Series E, FGIC Insured, 5.75%, 7/01/17 ....    500,000       497,785
    School District No. 3, Tempe Elementary, Refunding, AMBAC Insured, 6.00%, 7/01/13 ...................    445,000       457,674
    School District No. 8, Osborn, Refunding, Series A, FGIC Insured, 5.875%, 7/01/14 ...................    500,000       509,340
    School District No. 11, Peoria Unified, Refunding, AMBAC Insured, 6.10%, 7/01/10 ....................    700,000       725,550
    School District No. 28, Kyrene Elementary, Series B, FGIC Insured, 6.00%, 7/01/14 ...................    500,000       508,505
    School District No. 31, Series A, AMBAC Insured, Pre-Refunded, 6.20%, 7/01/13 .......................    570,000       602,929
    School District No. 68, Alhambra Elementary, Refunding and Improvement, AMBAC Insured, 5.125%,
       7/01/13 ..........................................................................................    500,000       473,370
    School District No. 98, Fountain Hills Unified, AMBAC Insured, 5.75%, 7/01/12 .......................    500,000       509,825
    School District No. 98, Fountain Hills Unified, Series A, MBIA Insured, Pre-Refunded, 6.20%,
       7/01/10 ..........................................................................................    235,000       248,576
    USD No. 9, Wickenburg Projects of 1997, AMBAC Insured, 5.65%, 7/01/16 ...............................  1,055,000     1,046,033
    USD No. 80, Chandler, FGIC Insured, 5.85%, 7/01/13 ..................................................    435,000       445,105
    USD No. 80, Chandler, Projects of 1995, Series E, FGIC Insured, 5.00%, 7/01/13 ......................    750,000       701,385
    USD No. 95, Queens Creek, Series A, AMBAC Insured, 5.70%, 7/01/14 ...................................    400,000       401,388
 Maricopa County IDA,
    MFHR, Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%, 7/01/29 .....................  2,350,000     2,018,580
    MFHR, Stanford Court Apartments Project, Series A, MBIA Insured, 5.30%, 7/01/28 .....................  1,000,000       890,910
    MFHR, Villas De Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 ...................    570,000       504,205
    Water System Revenue, Improvement, Chaparral Water Co., Series A, AMBAC Insured, 5.40%, 12/01/22 ....  1,000,000       912,110
    Water System Revenue, Series B, AMBAC Insured, 5.30%, 12/01/22 ......................................    515,000       463,459
 McDowell Mountain Ranch Community Facilities District GO, Refunding, AMBAC Insured, 5.00%, 7/15/22 .....  3,745,000     3,233,246
 Mesa GO, FGIC Insured, 5.00%, 7/01/18 ..................................................................    500,000       444,315
 Mesa IDAR,
    Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 .....................................  7,500,000     7,277,625
    Discovery Health System, Series A, MBIA Insured, 5.625%, 1/01/29 ....................................  2,000,000     1,869,060
 Lutheran Health Systems, Refunding, Series A-1, MBIA Insured, 5.00%, 1/01/19 ...........................  1,490,000     1,330,451
 Mesa Street and Highway Revenue, FGIC Insured, 5.00%, 7/01/17 ..........................................  1,000,000       890,780
 Mohave County Hospital District No. 1 GO, Kingman Regional Medical Center Project, FGIC Insured,
    6.50%, 6/01/15 ......................................................................................    610,000       628,703
 Navajo County PCR, Arizona Public Service Co., Series A,
    AMBAC Insured, 5.50%, 8/15/28 .......................................................................  2,400,000     2,215,656
    MBIA Insured, 5.875%, 8/15/28 .......................................................................  2,450,000     2,421,531
 Oro Valley Municipal Property Corp. Excise Tax Revenue, Refunding, FGIC Insured, 5.00%, 7/01/19 ........  1,035,000       927,691
 Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured, 5.55%, 7/01/17 ......    700,000       685,461
 Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, FSA Insured, 5.00%, 7/01/25 ....  1,500,000     1,271,910
 Phoenix Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, MBIA Insured, Pre-Refunded,
    6.90%, 7/01/21 ......................................................................................  1,000,000     1,092,860
 Phoenix Civic Improvement Corp. Water System Revenue, junior lien, MBIA Insured, 5.375%, 7/01/22 .......  1,000,000       913,590
 Phoenix IDA, SFMR, Statewide, Series C, GNMA Secured, 5.30%, 4/01/20 ...................................  1,500,000     1,343,775
 Pima County IDA, SFMR,
    GNMA Secured, 6.625%, 11/01/14 ......................................................................    525,000       538,655
    Series B-1, GNMA Secured, 6.10%, 5/01/31 ............................................................  1,000,000       970,090
 Pima County USD No. 6 GO, Marana Projects of 1995, Series B, FGIC Insured, 5.00%, 7/01/17 ..............  1,600,000     1,440,096
 Pinal County USD No. 43 GO, Apache Junction, Series C, FGIC Insured, 5.00%, 7/01/15 ....................  1,000,000       909,940
 Puerto Rico Commonwealth GO, MBIA Insured, Pre-Refunded, 6.45%, 7/01/17 ................................    845,000       911,223
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Puerto Rico State
    Infrastructure, MBIA Insured, 5.00%, 7/01/28 ........................................................  1,960,000     1,687,266


  FRANKLIN TAX-FREE TRUST

  STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                              PRINCIPAL
   FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND                                                              AMOUNT          VALUE
   ---------------------------------------------                                                              ------          -----
    LONG TERM INVESTMENTS (CONT.)

    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation,
     Series A, MBIA Insured, 6.25%, 7/01/24 ........................................................     $   840,000     $   856,246
    Puerto Rico PBA Revenue, Government Facilities, Series B, AMBAC Insured,
       5.00%, 7/01/27 ..............................................................................       1,800,000       1,553,022
    Salt River Project Agricultural Improvement and Power District Electric System Revenue,
       Refunding, Series D, 5.50%, 1/01/25 .........................................................       1,000,000         923,670
       Series D, 6.25%, 1/01/27 ....................................................................       1,205,000       1,216,267
       Series D, Pre-Refunded, 6.25%, 1/01/27 ......................................................         295,000         308,316
    Santa Cruz County USD No. 1, Nogales, Series B, AMBAC Insured, Pre-Refunded,
       6.10%, 7/01/14 ..............................................................................         250,000         261,453
    Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC Insured,
       6.15%, 1/01/15 ..............................................................................         360,000         369,022
       5.00%, 1/01/18 ..............................................................................       1,250,000       1,114,175
    Tucson GO, Series 1984-G, FGIC Insured, Pre-Refunded,
       6.25%, 7/01/18 ..............................................................................         650,000         688,805
    Tucson Water Revenue, Refunding, FGIC Insured, 5.125%, 7/01/20 .................................       1,000,000         882,470
    University of Arizona COP,
       Administrative and Packaging Facility Project, Series B, MBIA Insured, 6.00%, 7/15/16 .......         500,000         505,220
       Administrative and Packaging Facility Project, Series B, MBIA Insured, 6.00%, 7/15/23 .......       1,625,000       1,626,560
       Parking and Student Housing, AMBAC Insured, 5.75%, 6/01/24 ..................................       1,115,000       1,078,127
       Residence Life Project, Series A, FSA Insured, 5.80%, 9/01/13 ...............................       1,000,000       1,014,560
       Yavapai County GO,
       Elementary School District No. 6 Cottonwood-Oak Creek, Project of 1993, Series B,
       AMBAC Insured, 6.70%, 7/01/09 ...............................................................         250,000         265,448
       USD No. 28 Camp Verde, Refunding, FGIC Insured, 6.00%, 7/01/09 ..............................         775,000         804,194
    Yavapai County IDA, Residential Care Facility Revenue, Margaret T. Morris Center,
    Series A, GNMA Secured, 5.40%, 2/20/38 .........................................................       1,585,000       1,378,284
    Yuma IDA, Hospital Revenue, Regency Apartments, Refunding, Series A, GNMA Secured, 5.50%,
       12/20/32 ....................................................................................         920,000         833,699
                                                                                                                         -----------
    TOTAL LONG TERM INVESTMENTS (COST $75,255,657) .................................................                      71,528,323
                                                                                                                         -----------
(a) SHORT TERM INVESTMENTS .8%
    Maricopa County PCC, PCR, Arizona Public Service Co., Refunding, Series A,
    Daily VRDN and Put, 3.75%, 5/01/29 .............................................................         100,000         100,000
    Pinal County IDA, PCR, Magna Copper Co., Newmont Mining Corp., Daily VRDN and Put, 3.90%,
       12/01/09 ....................................................................................         500,000         500,000
                                                                                                                         -----------
    TOTAL SHORT TERM INVESTMENTS (COST $600,000) ...................................................                         600,000
                                                                                                                         -----------
    TOTAL INVESTMENTS (COST $75,855,657) 99.5% .....................................................                      72,128,323
    OTHER ASSETS, LESS LIABILITIES .5% .............................................................                         388,826
                                                                                                                         -----------
    NET ASSETS 100.0% ..............................................................................                     $72,517,149
                                                                                                                         ===========




   See glossary of terms on page 94.

   (a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

Financial Highlights


FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

                                                                                     YEAR ENDED FEBRUARY 29,
                                                                            ------------------------------------------
                                                               2000            1999            1998            1997           1996
                                                               ----            ----            ----            ----           ----
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................  $     10.53     $     10.43     $      9.99     $     10.02    $      9.53
                                                         -----------     -----------     -----------     -----------    -----------

Income from investment operations:

 Net investment income ................................          .48             .51             .53             .53            .53
 Net realized and unrealized gains (losses) ...........         (.92)            .10             .44            (.03)           .49
                                                         -----------     -----------     -----------     -----------    -----------

Total from investment operations ......................         (.44)            .61             .97             .50           1.02
                                                         -----------     -----------     -----------     -----------    -----------

Less distributions from net investment income .........         (.48)           (.51)           (.53)           (.53)          (.53)
                                                         -----------     -----------     -----------     -----------    -----------

Net asset value, end of year ..........................  $      9.61     $     10.53     $     10.43     $      9.99    $     10.02
                                                         ===========     ===========     ===========     ===========    ===========

Total return(b) .......................................        (4.22)%          6.01%           9.94%           5.17%         10.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................  $   108,831     $   124,488     $   101,506     $    77,177    $    69,583
Ratios to average net assets:
 Expenses .............................................          .76%            .42%            .35%            .35%           .35%
 Expenses excluding waiver and payments by affiliate ..          .77%            .79%            .80%            .80%           .82%
 Net investment income ................................         4.79%           4.88%           5.16%           5.36%          5.37%
Portfolio turnover rate ...............................        23.92%           1.81%           8.08%          32.23%         24.36%



(a) Based on average shares outstanding effective February 29, 2000.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                                           PRINCIPAL
FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                                AMOUNT         VALUE
---------------------------------------------                                                                ------         -----
LONG TERM INVESTMENTS 97.9%
 Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 ............................     $2,500,000     $2,214,650
 Bay Medical Center Hospital Revenue, Bay Medical Center Project, AMBAC Insured,
    5.00%, 10/01/27 ..................................................................................      2,025,000      1,708,088
 Broward County HFA, FSA Insured,
    5.60%, 11/01/17 ..................................................................................        630,000        592,383
    5.65%, 11/01/22 ..................................................................................        885,000        824,130
    5.70%, 11/01/29 ..................................................................................      1,345,000      1,237,037
 Canaveral Port Authority Revenue, Refunding, Series B, FGIC Insured, 5.625%, 6/01/21 ................      1,000,000        958,670
 Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 .........................        515,000        496,069
 Citrus County PCR, Florida Power Corp., Refunding, MBIA Insured, 6.625%, 1/01/27 ....................      2,435,000      2,499,454
 Cocoa Beach Improvement Revenue, Refunding, AMBAC Insured, 5.45%, 12/01/20 ..........................      1,000,000        952,200
 Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%, 9/01/29 ..............      1,890,000      1,770,628
 Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 ...........................      1,000,000        900,920
 Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%, 10/01/30 ............      2,000,000      2,010,180
 Escambia County Utilities Authority Utility System Revenue, FGIC Insured, 5.625%, 1/01/27 ...........      1,500,000      1,425,300
 First Florida Governmental Financing Commission Revenue, Refunding, AMBAC Insured,
    5.375%, 7/01/18 ..................................................................................      1,475,000      1,393,551
 Florida HFA, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 .....................      1,600,000      1,639,040
 Florida HFC Revenue, Housing Logans Pointe Apartments, Series F-1, FSA Insured,
    5.90%, 12/01/19 ..................................................................................      1,205,000      1,165,356
 Florida State Department of General Services Division Facilities Management Revenue,
    Florida Facilities Pool, Series B, FSA Insured,
    5.50%, 9/01/28 ...................................................................................        550,000        512,666
 Gulf Breeze Revenue, Local Government Loan Program, FGIC Insured, 6.05%, 12/01/13 ...................      1,915,000      1,985,683
 Hernando County Water and Sewer Revenue, FGIC Insured,
    6.00%, 6/01/19 ...................................................................................      1,035,000      1,040,651
    Pre-Refunded, 6.00%, 6/01/19 .....................................................................        965,000      1,009,158
 Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured,
    6.25%, 12/01/34 ..................................................................................      1,500,000      1,522,875

 Hillsborough County IDAR, University Community Hospital, MBIA Insured, 5.80%, 8/15/24 ...............      2,000,000      1,943,980
 Indian River County Water and Sewer Revenue, FGIC Insured, 5.50%, 9/01/26 ...........................      1,250,000      1,166,013
 Indian Trace CDD, Water Management Special Benefit Assessment, MBIA Insured, 5.00%, 5/01/27 .........      1,000,000        852,730
 Indian Trail Water Control District Improvement Bonds, MBIA Insured,
    5.75%, 8/01/16 ...................................................................................      1,090,000      1,091,373
    5.60%, 8/01/17 ...................................................................................      1,000,000        983,580
    5.50%, 8/01/22 ...................................................................................        500,000        471,730
 Jacksonville Sales Tax Revenue, River City Renaissance Project, FGIC Insured,
    5.375%, 10/01/18 .................................................................................      1,000,000        944,410
 Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%, 8/01/25 ...........      1,000,000      1,018,830
 Lake Clarke Shores Utility Systems Revenue, Refunding and Improvement, FGIC Insured,
    5.80%, 10/01/18 ..................................................................................      1,415,000      1,413,330

 Lakeland Hospital System Revenue, Lakeland Regional Medical Center Project,
    Refunding, MBIA Insured, 5.25%, 11/15/16 .........................................................      2,000,000      1,883,160
 Lakeland Utilities Tax Revenue, Refunding and Improvement, Series A, FGIC Insured,
    6.00%, 10/01/17 ..................................................................................        500,000        506,465
 Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding,
    MBIA Insured, 6.05%,
    11/01/15 .........................................................................................      2,000,000      2,030,380
    11/01/20 .........................................................................................      1,500,000      1,504,410
 Lynn Haven Capital Improvement Revenue, Series A, MBIA Insured, 5.75%, 12/01/16 .....................      1,000,000      1,000,520
 Martin County Consolidated Utilities System Revenue, Refunding, FGIC Insured, 6.00%,
    10/01/24 .........................................................................................        215,000        215,682
 Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical
    Center Project, AMBAC Insured, 5.00%, 11/15/28 ...................................................      1,750,000      1,474,288
 Martin County Improvement Revenue, Refunding, AMBAC Insured, 6.00%, 10/01/14 ........................      1,000,000      1,022,810
 Miami-Dade County School Board COP, Refunding, Series C, FSA Insured, 5.00%, 8/01/25 ................      2,000,000      1,715,540
 Miramar Wastewater Improvement Assessment Revenue, FGIC Insured, Pre-Refunded,
    6.75%, 10/01/25 ..................................................................................      2,000,000      2,166,860
 Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ...............................      5,220,000      4,967,922
 Okaloosa County Gas District Revenue, Gas System, MBIA Insured, 5.50%, 10/01/21 .....................      2,795,000      2,636,635
 Okeechobee Utility Authority Utility System Revenue, Capital Improvement, Refunding,
    FSA Insured, 5.00%, 10/01/25 .....................................................................      2,000,000      1,714,100
 Orange County Capital Improvement Revenue,
    AMBAC Insured, Pre-Refunded, 6.00%, 10/01/22 .....................................................        500,000        524,330
    Refunding, AMBAC Insured, 6.00%, 10/01/22 ........................................................        490,000        491,911
 Orange County Health Facilities Authority Revenue,
    Adventist/Sunbelt, Series B, FSA Insured, 6.75%, 11/15/21 ........................................      1,000,000      1,033,460
    MBIA Insured, 6.00%, 11/01/24 ....................................................................        700,000        698,145
    Series A, MBIA Insured, 6.00%, 11/01/24 ..........................................................      1,700,000      1,784,167
 Orange County Public Services Tax Revenue, FGIC Insured, 6.00%, 10/01/24 ............................      1,000,000      1,003,560
 Orange County School Board COP, Series A, MBIA Insured, 5.375%, 8/01/22 .............................        875,000        805,009
 Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured,
    5.70%, 12/01/17 ..................................................................................        630,000        603,502


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                                         PRINCIPAL
FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                              AMOUNT           VALUE
---------------------------------------------                                                              ------           -----
 Osceola County Transportation Revenue, Osceola Parkway Project, MBIA Insured,
    6.10%, 4/01/17 ...............................................................................     $  1,225,000     $  1,240,325
 Palm Beach County Criminal Justice Facilities Revenue, FGIC Insured, 6.00%, 6/01/15 .............        1,000,000        1,014,950
 Palm Beach County School Board COP, Series A, FGIC Insured, 6.00%, 8/01/22 ......................        3,000,000        3,012,120
 Polk County Capital Improvement Revenue, Special Tax, FSA Insured, 5.75%, 12/01/21 ..............        1,000,000          977,960
 Port Orange Water and Sewer Revenue, junior lien, Refunding, AMBAC Insured,
    5.25%, 10/01/21 ..............................................................................        1,500,000        1,385,235
 Port St. Lucie Utilities Revenue, Refunding and Improvement, Series A, MBIA Insured,
    5.125%, 9/01/27 ..............................................................................        4,000,000        3,512,800
 Puerto Rico Commonwealth GO, FSA Insured, Pre-Refunded, 6.00%, 7/01/22 ..........................        1,000,000        1,044,890
 Puerto Rico PBA Revenue, Government Facilities, Series A, AMBAC Insured,
    5.50%, 7/01/25 ...............................................................................        1,000,000          948,920
 Sarasota County Utilities System Revenue, FGIC Insured, 5.75%, 10/01/27 .........................          520,000          505,960
 Seminole County School Board COP, Series A, MBIA Insured, Pre-Refunded, 6.125%,
    7/01/14 ......................................................................................        1,000,000        1,063,790
    7/01/19 ......................................................................................        1,000,000        1,063,790
 South Miami Health Facilities Authority Hospital Revenue, Baptist Health System
     Obligation Group, MBIA Insured, 5.00%, 11/15/28 .............................................        3,000,000        2,513,700
 St. John's County IDA, IDR, Series A, MBIA Insured,
    5.25%, 3/01/11 ...............................................................................        1,250,000        1,233,588
    5.50%, 3/01/17 ...............................................................................        1,000,000          969,950
 St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
    Water Management Benefit, senior lien, Refunding, Series A, MBIA Insured,
    5.25%, 5/01/25 ...............................................................................        5,000,000        4,533,800
 St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured,
    6.125%, 10/01/32 .............................................................................        2,240,000        2,250,595
 Stuart Utilities Revenue, FGIC Insured, Pre-Refunded,
    6.70%, 10/01/14 ..............................................................................          500,000          530,360
    6.80%, 10/01/24 ..............................................................................          500,000          531,985
 Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 .....................        2,000,000        1,793,320
 Tampa Occupational License Tax, Refunding, Series B, FGIC Insured, 5.50%, 10/01/27 ..............        1,000,000          930,400
 Tampa Sports Authority Revenue, Tourist Development, FSA Insured, 5.25%, 1/01/27 ................        2,000,000        1,791,240
 Tampa Water and Sewer Revenue, FGIC Insured, 5.50%, 10/01/29 ....................................        3,000,000        2,789,430
 Titusville Water and Sewer Revenue, MBIA Insured, Pre-Refunded, 6.20%, 10/01/14 .................          490,000          523,879
 Village Center CDD, Recreational Revenue, Refunding, Series A, MBIA Insured,
    5.00%, 11/01/21 ..............................................................................        1,000,000          877,160
 West Melbourne Water and Sewer Revenue, Refunding and Improvement, FGIC Insured,
    6.75%, 10/01/14 ..............................................................................          500,000          531,360
 West Palm Beach Utilities System Revenue, Series B, FGIC Insured, 5.40%, 10/01/23 ...............        1,500,000        1,403,265
                                                                                                                        ------------
 TOTAL LONG TERM INVESTMENTS (COST $110,087,249) .................................................                       106,502,293
                                                                                                                        ------------
(a)SHORT TERM INVESTMENTS .8%
 Manatee County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put,
    3.85%, 9/01/24 (COST $900,000) ...............................................................          900,000          900,000
                                                                                                                        ------------
 TOTAL INVESTMENTS (COST $110,987,249) 98.7% .....................................................                       107,402,293
 OTHER ASSETS, LESS LIABILITIES 1.3% .............................................................                         1,429,007
                                                                                                                        ------------
 NET ASSETS 100.0% ...............................................................................                      $108,831,300
                                                                                                                        ============


See glossary of terms on page 94.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

Financial Highlights


FRANKLIN INSURED TAX-FREE INCOME FUND

                                                                                YEAR ENDED FEBRUARY 29,
                                                      ---------------------------------------------------------------------------
CLASS A                                               2000(d)           1999              1998              1997             1996
-------                                               -------           ----              ----              ----             ----
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ............       $12.26            $12.31            $12.15            $12.27           $11.97
                                                  ----------        ----------        ----------        ----------       ----------
Income from investment operations:
 Net investment income ........................          .61               .63               .66               .69              .71
 Net realized and unrealized gains (losses) ...        (1.00)              .06               .29              (.11)             .30
                                                  ----------        ----------        ----------        ----------       ----------
Total from investment operations ..............         (.39)              .69               .95               .58             1.01
                                                  ----------        ----------        ----------        ----------       ----------
Less distributions from:
 Net investment income ........................         (.61)(e)          (.63)             (.66)             (.70)            (.71)
 In excess of net investment income ...........           --              (.01)             (.01)               --               --
 Net realized gains ...........................         (.02)             (.10)             (.12)               --               --
                                                  ----------        ----------        ----------        ----------       ----------
Total distributions ...........................         (.63)             (.74)             (.79)             (.70)            (.71)
                                                  ----------        ----------        ----------        ----------       ----------
Net asset value, end of year ..................       $11.24            $12.26            $12.31            $12.15           $12.27
                                                  ==========        ==========        ==========        ==========       ==========
Total return(b) ...............................        (3.21)%            5.72%             8.09%             4.88%            8.66%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............   $1,445,546        $1,727,014        $1,685,260        $1,662,087       $1,705,038
Ratios to average net assets:
 Expenses .....................................          .62%              .62%              .61%              .60%             .60%
 Net investment income ........................         5.23%             5.11%             5.44%             5.68%            5.81%
Portfolio turnover rate .......................        13.29%            13.16%            27.77%            18.66%           13.52%

CLASS B
-------
PER SHARE OPERATING PERFORMANCE)(a)
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $11.14
                                                      ------
Income from investment operations:

 Net investment income ........................          .05
 Net realized and unrealized gains ............          .10
                                                      ------
Total from investment operations ..............          .15
                                                      ------
Less distributions from net investment income..         (.05)
                                                      ------
Net asset value, end of period ................       $11.24
                                                      ======
Total return(b) ...............................         1.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............          $63
Ratio to average net assets:
 Expenses .....................................         1.18%(c)
 Net investment income ........................         5.23%(c)
Portfolio turnover rate .......................        13.29%


(a) Based on average shares outstanding effective February 29, 2000.
(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c) Annualized
(d) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
(e) Includes distributions in excess of net investment income in the amount of $.001.


FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                   YEAR ENDED FEBRUARY 29,
                                                             ---------------------------------------------------------------------
CLASS C                                                      2000             1999           1998           1997           1996(d)
-------                                                      ----             ----           ----           ----           -------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................       $12.33           $12.38         $12.21         $12.31         $11.98
                                                           -------          -------        -------        -------         ------
Income from investment operations:

 Net investment income ..............................          .55              .57            .60            .62            .54
 Net realized and unrealized gains (losses) .........        (1.00)             .05            .29           (.09)           .32
                                                           -------          -------        -------        -------         ------
Total from investment operations ....................         (.45)             .62            .89            .53            .86
                                                           -------          -------        -------        -------         ------
Less distributions from:
 Net investment income ..............................         (.55)(e)         (.60)          (.63)          (.53)
 Net realized gains .................................         (.02)            (.10)          (.12)            --             --
                                                           -------          -------        -------        -------         ------
Total distributions .................................         (.57)            (.67)          (.72)          (.63)          (.53)
                                                           -------          -------        -------        -------         ------
Net asset value, end of year ........................       $11.31           $12.33         $12.38         $12.21         $12.31
                                                           =======          =======        =======        =======         ======
Total return(b) .....................................        (3.74)%           5.12%          7.52%          4.42%          7.32%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................      $56,627          $65,166        $38,057        $21,521         $8,152
Ratios to average net assets:
 Expenses ...........................................         1.18%            1.18%          1.18%          1.17%          1.18%(c)
 Net investment income ..............................         4.66%            4.54%          4.86%          5.10%          5.21%(c)
Portfolio turnover rate .............................        13.29%           13.16%         27.77%         18.66%         13.52%



(a) Based on average shares outstanding effective February 29, 2000.
(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c) Annualized
(d) For the period May 1, 1995 (effective date) to February 29, 1996 for Class
    C.
(e) Includes distributions in excess of net investment income in the amount of $.001.
(f) Includes distributions in excess of net investment income in the amount of $.004.






                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
ALABAMA 3.2%
Alabama State Board Educational Revenue, Southern Union State Junior College, MBIA
  Insured, Pre-Refunded, 6.50%, 7/01/12 ...............................................      $ 1,000,000      $  1,048,290
Alabama Water Pollution Control Authority Revolving Fund Loan, AMBAC Insured,
    6.25%, 8/15/14 ....................................................................          100,000           100,765
Anniston Regional Medical Center Board, Series A, AMBAC Insured,
    5.25%, 6/01/18 ....................................................................        5,000,000         4,577,150
    5.125%, 6/01/28 ...................................................................        3,000,000         2,579,670
Auburn Governmental Utility Services Corp. Wastewater Treatment Revenue, Merscot-Auburn
  LP Project, FGIC Insured, 7.30%, 1/01/12 ............................................        1,345,000         1,381,624
Bessemer Governmental Utility Services Corp., Water Supply Revenue, MBIA Insured,
    5.25%, 6/01/32 ....................................................................        5,000,000         4,327,950
Birmingham Airport Authority Revenue, MBIA Insured, 5.625%, 7/01/26 ...................        2,000,000         1,886,060
Birmingham Baptist Medical Center Special Care Facilities Financing Authority
Revenue, Baptist Health System Inc., Refunding, MBIA Insured, 5.875%, 11/15/19 ........        3,500,000         3,375,120
Daphne Utilities Board Water Gas and Sewer Revenue,
    Capital Improvement Bonds, Series B, FGIC Insured, 7.35%, 6/01/20 .................        2,000,000         2,046,340
    Refunding, Series B, FGIC Insured, 7.30%, 6/01/10 .................................        4,030,000         4,132,120
East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation
    Bond, Series A, MBIA Insured, 5.25%, 9/01/28 ......................................        8,000,000         6,941,600
Fort Payne Waterworks Board of Water Revenue, MBIA Insured, 5.45%, 7/01/21 ............        3,550,000         3,296,353
Huntsville Health Care Authority Facilities Revenue, Series A, MBIA Insured,
  6.375%, 6/01/22 .....................................................................          300,000           303,837
Huntsville Health Care Authority, Series A, MBIA Insured, 5.00%, 6/01/23 ..............        2,000,000         1,689,000
Jefferson County Sewer Revenue, wts., Series D, FGIC Insured, 5.75%, 2/01/22 ..........        5,000,000         4,807,200
Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and
  Clinic, Refunding, AMBAC Insured, 6.00%, 3/01/26 ....................................        4,000,000         3,932,800
University of Alabama Hospital Revenues, Huntsville, Refunding, Series A, MBIA
  Insured, 5.50%, 5/01/18 .............................................................        2,500,000         2,391,925
                                                                                                              ------------
                                                                                                                48,817,804
                                                                                                              ------------
ALASKA 2.7%
Alaska Energy Authority Power Revenue,
    Bradley Lake Hydro Project, Series 1, MBIA Insured, 7.25%, 7/01/21 ................        5,795,000         5,947,177
    Bradley Lake Project, BIG Insured, 6.25%, 7/01/21 .................................            5,000             5,002
Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured,
    5.20%, 7/01/17 ....................................................................        3,000,000         2,773,770
    5.375%, 7/01/20 ...................................................................        5,000,000         4,591,350
Alaska Industrial Development and Export Authority, Refunding, Series A, MBIA Insured,
    6.125%, 4/01/27 ...................................................................        5,000,000         4,937,850
Alaska State HFC, Refunding, Series A, MBIA Insured,
    6.00%, 6/01/27 ....................................................................        5,000,000         4,862,300
    5.875%, 12/01/30 ..................................................................          485,000           462,137
    6.10%, 12/01/37 ...................................................................        5,000,000         4,905,400
Anchorage Electric Utility Revenue,
    Municipal Light and Power, Senior lien, Series C, AMBAC Insured, 5.125%, 12/01/26 .        5,000,000         4,296,150
    Senior lien, Series B, MBIA Insured, 5.50%, 2/01/26 ...............................        4,000,000         3,660,160
Anchorage GO, General Purpose, AMBAC Insured, Pre-Refunded, 7.30%, 8/01/10 ............        2,765,000         2,801,056
University of Alaska COP, Series 1990, FSA Insured, 7.375%, 10/01/07 ..................          500,000           519,145
University of Alaska Revenues, Series B, AMBAC Insured, 6.50%, 10/01/17 ...............          250,000           260,425
                                                                                                              ------------
                                                                                                                40,021,922
                                                                                                              ------------
ARIZONA 3.7%
Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM,
  7.70%, 8/01/10 ......................................................................        6,000,000         6,911,700
Chandler Water and Sewer Revenue, Refunding, FGIC Insured, 7.00%, 7/01/12 .............        2,200,000         2,270,510
Cochise County USD, No. 68, Sierra Vista,
    Refunding, FGIC Insured, 7.50%, 7/01/10 ...........................................          500,000           582,670
    Series B, FGIC Insured, Pre-Refunded, 7.625%, 7/01/10 .............................        3,000,000         3,064,080
Maricopa County GO,
    UHSD, No. 216, FGIC Insured, 6.70%, 7/01/11 .......................................          325,000           330,424
    UHSD, No. 216, FGIC Insured, Pre-Refunded, 6.70%, 7/01/11 .........................          675,000           687,413
    USD No. 80, Chandler, FGIC Insured, Pre-Refunded, 7.20%, 7/01/07 ..................          775,000           790,500
    USD No. 80, Chandler, FGIC Insured, Pre-Refunded, 7.20%, 7/01/08 ..................          825,000           841,500
    USD No. 80, Chandler, FGIC Insured, Pre-Refunded, 7.25%, 7/01/09 ..................          500,000           510,080
Maricopa County IDA, Hospital Facility Revenue, Samaritan Health Service Hospital,
  Refunding, Series A, MBIA Insured, 7.00%, 12/01/16 ..................................          300,000           340,986

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ARIZONA (CONT.)
Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
    5.75%, 1/01/25 .....................................................................     $18,000,000      $ 17,466,300
    5.625%, 1/01/29 ....................................................................      12,655,000        11,826,477
Navajo County PCR, Arizona Public Service Co., Series A, MBIA Insured, 5.875%, 8/15/28 .       3,000,000         2,965,140
Pima County Sewer Revenue, Refunding, FGIC Insured, 6.75%, 7/01/15 .....................         270,000           278,608
Salt River Project Agricultural Improvement and Power District Electric System
  Revenue, Refunding, Series A, FGIC Insured, 5.50%, 1/01/19 ...........................       1,150,000         1,093,006
Tucson Water Revenue, Series 1994-A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ........       5,000,000         5,276,700
                                                                                                              ------------
                                                                                                                55,236,094
                                                                                                              ------------
ARKANSAS .1%
Arkansas State Development Finance Authority Water Revenue, Refunding, Series
  A, MBIA Insured, 6.50%, 7/01/10 ......................................................       2,000,000         2,160,720
                                                                                                              ------------

CALIFORNIA 2.0%
Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...........      15,000,000        18,869,700
Lancaster RDA, Tax Allocation, Lancaster Residential Redevelopment, Refunding, MBIA
  Insured, 6.10%, 8/01/19 ..............................................................       1,515,000         1,535,756
Oakland RDA, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14 ..         250,000           252,410
Sacramento MUD, Electric Revenue, Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 ...       3,000,000         2,771,760
San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/20 ............       1,035,000           993,352
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
  MBIA Insured, 5.25%, 1/15/30 .........................................................       5,000,000         4,494,300
Stockton East Water District COP, 1990 Project, Series A, AMBAC Insured, 6.40%, 4/01/22        1,460,000         1,503,333
                                                                                                              ------------
                                                                                                                30,420,611
                                                                                                              ------------
COLORADO 6.3%
Arapahoe County COP,
    Arapahoe County Building Finance Corp., FSA Insured, Pre-Refunded, 7.50%, 12/01/10 .       1,000,000         1,024,960
    Refunding, FSA Insured, 6.625%, 12/01/16 ...........................................       8,695,000         9,012,715
Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 .........................................       3,000,000         2,995,530
Castle Pines Metropolitan District GO, Refunding and Improvement, FSA Insured,
    Pre-Refunded, 7.625%, 12/01/15 .....................................................       1,500,000         1,567,920
Centennial Water and Sanitation District, Water and Sewer Revenue, Refunding, Series A,
  FSA Insured, 5.125%, 12/01/17 ........................................................       5,000,000         4,566,550
Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
  Series A, FSA Insured, 7.25%, 7/15/17 ................................................       1,174,000         1,226,666
Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
  MBIA Insured, 5.00%, 9/01/21 .........................................................       5,000,000         4,314,000
 Colorado Springs Hospital Revenue, Refunding, MBIA Insured, 6.00%, 12/15/24 ...........       2,455,000         2,414,321
 Colorado State Board of Agriculture Revenue, MBIA Insured, 6.40%,
    3/01/11 ............................................................................         350,000           361,823
    3/01/17 ............................................................................         440,000           448,413
Colorado Water Resource and Power Development Authority Small Water Resource Revenue,
  Series A, FGIC Insured, 6.70%, 11/01/12 ..............................................       2,000,000         2,094,720
Denver City and County Airport Revenue,
    Series A, MBIA Insured, 5.50%, 11/15/25 ............................................       7,250,000         6,706,033
    Series C, MBIA Insured, 6.125%, 11/15/25 ...........................................       4,410,000         4,378,469
    Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ......................................       3,590,000         3,648,050
    Series D, MBIA Insured, 5.50%, 11/15/25 ............................................       3,900,000         3,607,383
    Series E, MBIA Insured, 5.50%, 11/15/25 ............................................       5,000,000         4,624,850
Denver City and County Board of Water Commissioners COP, FGIC Insured,
    6.625%, 11/15/11 ...................................................................         545,000           565,127
    Pre-Refunded, 6.625%, 11/15/11 .....................................................         955,000           994,231
Denver City and County Revenue, Children's Hospital Association Project, FGIC Insured,
  6.00%, 10/01/15 ......................................................................       3,000,000         3,020,970
El Paso County SFMR, Series A, GNMA Secured, 8.00%, 9/01/22 ............................         175,000           179,440
Garfield, Pitkin and Eagle Counties Reorganized School District No. 1, MBIA Insured,
  Pre-Refunded, 6.60%, 12/15/14 ........................................................       3,600,000         3,857,040
Goldsmith Metropolitan District, Refunding, MBIA Insured, 6.125%, 12/01/12 .............       2,000,000         2,038,360
Jefferson County COP, Refunding, MBIA Insured, 6.65%, 12/01/08 .........................       5,000,000         5,272,200
Jefferson County SFMR, Refunding, Series A, MBIA Insured, 8.875%, 10/01/13 .............         145,000           149,781
La Plata County School District No. R-9, Durango City, FGIC Insured, 6.55%, 11/01/12 ...         490,000           509,110
Morgan County PCR, First Mortgage, Public Service Co., Refunding, Series A, MBIA
  Insured, 5.50%, 6/01/12 ..............................................................       1,000,000           998,140
Mountain College Residence Hall Revenue Authority, MBIA Insured,
    5.625%, 6/01/12 ....................................................................       1,900,000         1,917,233
    5.75%, 6/01/23 .....................................................................       3,000,000         2,877,330

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
COLORADO (CONT.)
Parker Water and Sanitation District Water and Sewer Revenue, Refunding, FGIC Insured,
  6.20%, 10/01/15 .....................................................................      $   275,000      $    278,935
Postsecondary Educational Facilities Authority Revenue, University of Denver Project,
  Refunding, Connie Lee Insured, 6.00%, 3/01/10 .......................................        1,000,000         1,022,890
Regional Transportation District Sales Tax Revenue, FGIC Insured, 6.25%, 11/01/12 .....          235,000           243,681
University of Colorado Hospital Authority Revenue,
    Refunding, Series A, AMBAC Insured, 5.20%, 11/15/17 ...............................        5,675,000         5,149,041
    Refunding, Series A, AMBAC Insured, 5.25%, 11/15/22 ...............................        8,800,000         7,787,912
    Series A, AMBAC Insured, 5.00%, 11/15/29 ..........................................        5,000,000         4,177,850
                                                                                                              ------------
                                                                                                                94,031,674
                                                                                                              ------------
CONNECTICUT .6%
Connecticut State Health and Educational Facilities Authority Revenue,
    Danbury Hospital, Series E, MBIA Insured, 6.50%, 7/01/14 ..........................        2,000,000         2,055,600
    Mansfield Nursing Home, AMBAC Insured, 6.00%, 11/01/22 ............................        2,450,000         2,434,761
    Trinity College, Series D, FGIC Insured, Pre-Refunded, 6.125%, 7/01/24 ............        2,000,000         2,123,560
New Haven Air Rights Parking Facility Revenue, Refunding, MBIA Insured, 6.50%, 12/01/15        2,000,000         2,060,500
                                                                                                              ------------
                                                                                                                 8,674,421
                                                                                                              ------------
DELAWARE .3%
Delaware State EDA Revenue, PCR, Refunding, Series B, AMBAC Insured, 6.75%, 5/01/19 ...        1,000,000         1,049,320
Delaware State Health Facilities Authority Revenue, Medical Center, MBIA Insured,
  Pre-Refunded, 7.00%, 10/01/15 .......................................................        2,900,000         3,118,051
                                                                                                              ------------
                                                                                                                 4,167,371
                                                                                                              ------------
FLORIDA 3.1%
Bay Medical Center Hospital Revenue, Bay Medical Center Project, Refunding, AMBAC
  Insured, 5.65%, 10/01/26 ............................................................        2,500,000         2,381,150
Cape Coral Franchise Fees Revenue, AMBAC Insured, 5.40%, 12/01/13 .....................        1,800,000         1,780,920
Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ...........        2,375,000         2,263,993
Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 .......          200,000           237,886
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC
  Insured, 5.25%, 10/01/28 ............................................................        2,500,000         2,229,825
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured,
  6.25%, 12/01/34 .....................................................................        1,000,000         1,015,250
Hillsborough County IDAR, University Community Hospital, MBIA Insured, 5.80%, 8/15/24 .        3,000,000         2,915,970
Lakeland Hospital System Revenue, Lakeland Regional Medical Center Project, Refunding,
  MBIA Insured, 5.25%, 11/15/25 .......................................................        1,250,000         1,124,813
Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding, MBIA
  Insured, 6.05%,
    11/01/15 ..........................................................................        1,000,000         1,015,190
    11/01/20 ..........................................................................        1,000,000         1,002,940
Lee County Solid Waste System Revenue, MBIA Insured, 5.375%, 10/01/15 .................        2,000,000         1,868,760
Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ..........        5,000,000         5,352,100
Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 ..................        1,000,000         1,009,880
Orange County Health Facilities Authority Revenue,
    MBIA Insured, 6.00%, 11/01/24 .....................................................          260,000           259,311
    Series A, MBIA Insured, 6.00%, 11/01/24 ...........................................          740,000           776,637
    South Central Nursing, Series A, FSA Insured, 5.50%, 7/01/32 ......................        3,000,000         2,762,730
Orlando and Orange County Expressway Authority Expressway Revenue, junior lien, FGIC
  Insured, 6.50%,
    7/01/10 ...........................................................................          100,000           109,608
    7/01/12 ...........................................................................          225,000           247,048
Orlando Utilities Commission Water and Electric Revenue, Series A, AMBAC Insured,
  5.50%, 10/01/26 .....................................................................        2,535,000         2,364,344
Osceola County Transportation Revenue, Osceola Parkway Project, MBIA Insured,
  6.10%, 4/01/17 ......................................................................        1,000,000         1,012,510
Polk County IDAR, Winter Haven Hospital, Series 2, MBIA Insured, 6.25%, 9/01/15 .......          970,000           994,861
Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ...................        5,000,000         4,294,400
Reedy Creek ID, Utilities Revenue, Refunding, Series 1, MBIA Insured, 5.00%, 10/01/19 .        3,500,000         3,111,640
Sumter County School District Revenue, Multi-District Loan Program, FSA Insured,
  7.15%, 11/01/15 .....................................................................          250,000           292,043
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...........        2,000,000         1,793,320
Tampa Bay Water Utilities Systems Revenue, FGIC Insured, 5.75%, 10/01/29 ..............        2,000,000         1,941,820
Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical
  University, Refunding, Series B, 5.25%, 10/15/19 ....................................        3,500,000         3,216,990
                                                                                                              ------------
                                                                                                                47,375,939
                                                                                                              ------------
GEORGIA 3.7%
Atlanta GO, Refunding, FGIC Insured, 5.00%,
    12/01/20 ..........................................................................        4,775,000         4,160,171
    12/01/23 ..........................................................................        6,000,000         5,149,380

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
GEORGIA (CONT.)
Atlanta Water and Wastewater Revenue, Refunding, Series A, FGIC Insured, 5.00%, 11/01/29     $10,000,000      $  8,447,800
Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured,
  6.10%, 10/01/14 ......................................................................       1,535,000         1,604,351
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle,
    7th Series, MBIA Insured, 6.625%, 10/01/24 .........................................       2,000,000         2,042,960
    Refunding, 2nd Series, AMBAC Insured, 5.25%, 5/01/34 ...............................       5,450,000         4,704,495
Cherokee County Water and Sewage Authority Revenue,
    FGIC Insured, 5.00%, 8/01/27 .......................................................       1,500,000         1,260,600
    Refunding, MBIA Insured, 6.90%, 8/01/18 ............................................       1,000,000         1,042,920
Columbia County Water and Sewage Revenue, Refunding, AMBAC Insured, 6.25%, 6/01/12 .....       1,500,000         1,558,590
Fitzgerald Housing Authority Mortgage Revenue, Bridge Creek, Refunding, Series A, MBIA
  Insured, 6.50%, 7/01/24 ..............................................................       1,020,000         1,032,923
Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
  Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ............................      15,000,000        14,015,550
Macon-Bibb County Urban Development Authority Revenue, MF Housing, Refunding, Series A,
  MBIA Insured, 5.55%, 1/01/24 .........................................................       1,590,000         1,469,414
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
  Healthcare System, MBIA Insured, 5.50%, 8/01/25 ......................................       3,500,000         3,217,620
Municipal Electric Authority, Project One, Refunding, Sub Series A, MBIA Insured,
  5.375%, 1/01/19 ......................................................................       5,000,000         4,671,200
Upper Oconee Basin Water Authority Revenue, FGIC Insured, 5.25%, 7/01/27 ...............       1,340,000         1,178,034
                                                                                                              ------------
                                                                                                                55,556,008
                                                                                                              ------------
HAWAII 2.0%
Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
    5/01/12 ............................................................................       1,000,000         1,006,940
    5/01/13 ............................................................................       1,000,000           999,920
Hawaii State Airports System Revenue, Second Series 1990, FGIC Insured, 7.50%, 7/01/20 .       5,000,000         5,130,100
Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
    Hawaiian Electric Co. and Subsidiaries, MBIA Insured, 6.55%, 12/01/22 ..............       3,000,000         3,053,280
    St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ................       4,000,000         4,055,080
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric
 Co. Project,
    Series A, MBIA Insured, 5.65%, 10/01/27 ............................................       5,000,000         4,682,250
    Series B, MBIA Insured, 5.875%, 12/01/26 ...........................................       2,000,000         1,925,500
Hawaii State Harbor Capital Improvement Revenue, FGIC Insured, 6.40%,
    7/01/05 ............................................................................         535,000           560,514
    7/01/06 ............................................................................         605,000           632,491
    7/01/07 ............................................................................         610,000           637,035
Honolulu City and County GO, Series C, FGIC Insured, 5.00%, 7/01/20 ....................       6,250,000         5,430,000
Kauai County GO, Series A, FGIC Insured, 6.125%, 8/01/23 ...............................       1,755,000         1,768,987
                                                                                                              ------------
                                                                                                                29,882,097
                                                                                                              ------------
IDAHO .1%
Boise State University Revenues, Student Fee, MBIA Insured, Pre-Refunded, 6.50%, 4/01/19       1,000,000         1,067,030
                                                                                                              ------------

ILLINOIS 3.3%
Aurora SFMR, GNMA Secured, AMBAC Insured, 7.80%, 12/01/15 ..............................         230,000           234,582
Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured,
  5.25%, 12/01/30 ......................................................................       2,000,000         1,725,620
Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%, 1/01/09          320,000           340,720
Chicago Heights GO, MBIA Insured, Pre-Refunded, 7.40%, 12/01/03 ........................         100,000           104,240
Cicero GO, FSA Insured, 6.90%, 12/01/12 ................................................       1,500,000         1,598,280
Cook County Community College District No. 508 COP, FGIC Insured,
    8.50%, 1/01/02 .....................................................................       7,470,000         7,952,711
    8.75%, 1/01/05 .....................................................................       5,000,000         5,774,000
Illinois Health Facilities Authority Revenue,
    Community Provider Pooled Loan Program, Series A, FSA Insured, 7.35%, 8/15/10 ......       4,452,000         4,665,251
    Michael Reese Hospital, Series A, FSA Insured, ETM, 7.60%, 2/15/05 .................       3,680,000         3,886,963
    Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28        5,000,000         4,183,850
    Refunding, Series B, MBIA Insured, ETM, 7.90%, 8/15/03 .............................         403,000           432,479
    Series 1990, FSA Insured, 7.75%, 8/15/10 ...........................................       2,525,000         2,603,351
    Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ......................................         105,000           124,320


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ILLINOIS (CONT.)
Illinois Health Facilities Authority Revenue, (cont.)
    Series B, MBIA Insured, 7.90%, 8/15/03 .............................................     $ 1,695,000      $  1,700,255
    Silver Cross Hospital, MBIA Insured, Pre-Refunded, 7.00%, 8/15/21 ..................       1,000,000         1,051,550
Illinois State COP, FSA Insured, Pre-Refunded, 6.95%, 7/01/13 ..........................       5,750,000         6,116,448
Macon County and Decatur COP, Decatur Public Building Commission, FGIC Insured,
  6.50%, 1/01/06 .......................................................................         300,000           320,451
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
  Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ................       4,225,000         3,664,807
Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ..........       2,000,000         2,075,640
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ....         300,000           341,883
                                                                                                              ------------
                                                                                                                48,897,401
                                                                                                              ------------
INDIANA .2%
Indiana Health Facility Financing Authority Hospital Revenue, Community Hospital
  Project, Refunding and Improvement, MBIA Insured, 6.40%, 5/01/12 .....................         250,000           260,773
Indianapolis Gas Utility Revenue, Refunding, Series B, FGIC Insured, 4.00%, 6/01/15 ....         500,000           409,255
Jasper County PCR, Northern Indiana Public Service Co., Refunding, MBIA Insured,
  7.10%, 7/01/17 .......................................................................         500,000           521,790
Patoka Lake Regional Water and Sewer District Waterworks Revenue, Series A, AMBAC
  Insured, Pre-Refunded, 6.45%, 1/01/15 ................................................       1,500,000         1,586,130
Rockport PCR, Michigan Power Co., Refunding, Series B, FGIC Insured, 7.60%, 3/01/16 ....         185,000           192,929
                                                                                                              ------------
                                                                                                                 2,970,877
                                                                                                              ------------
IOWA .2%
Davenport Hospital Revenue, St. Lukes Hospital, Series A, AMBAC Insured, Pre-Refunded,
  7.40%, 7/01/20 .......................................................................         200,000           206,082
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Logan Park Project,
  Refunding, Series B, MBIA Insured, 6.50%, 1/01/24 ....................................       2,105,000         2,135,459
                                                                                                              ------------
                                                                                                                 2,341,541
                                                                                                              ------------
KANSAS .6%
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, MBIA Insured,
  7.00%, 6/01/31 .......................................................................       3,350,000         3,495,424
Cowley and Shawnee Counties SFMR, AMBAC Insured, GNMA Secured, 7.35%, 12/01/11 .........         685,000           706,982
Kansas State Development Finance Authority Health Facility Revenue, MBIA Insured,
  5.80%, 11/15/21 ......................................................................       1,330,000         1,289,980
Wichita Hospital Revenue, St. Francis, Refunding and Improvement, MBIA Insured,
  6.25%, 10/01/10 ......................................................................       2,000,000         2,072,120
Wichita Water and Sewer Utility Revenue, Refunding and Improvement, Series B, FGIC
  Insured, Pre-Refunded, 6.00%, 10/01/12 ...............................................       1,000,000         1,020,470
                                                                                                              ------------
                                                                                                                 8,584,976
                                                                                                              ------------
KENTUCKY 1.5%
Jefferson County Capital Projects Corp. Lease Revenue, MBIA Insured,
    5.375%, 6/01/22 ....................................................................       2,000,000         1,831,360
    5.50%, 6/01/28 .....................................................................       2,750,000         2,539,185
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
  AMBAC Insured, 6.55%, 5/01/22 ........................................................       1,000,000         1,033,610
Jefferson County Health System Revenue, Alliant Health System Inc., MBIA Insured,
  5.20%, 10/01/28 ......................................................................       7,000,000         6,026,230
Kenton County Water District No. 001 Waterworks Revenue, Series B, FGIC Insured,
  5.70%, 2/01/20 .......................................................................       1,250,000         1,209,500
Kentucky Economic Development Finance Authority Hospital Facilities Revenue,
    Baptist Healthcare System, Refunding, MBIA Insured, 5.00%, 8/15/24 .................       2,000,000         1,684,360
    St. Elizabeth Medical Center Project, Series A, FGIC Insured, 6.00%, 12/01/22 ......       2,375,000         2,339,993
Kentucky Economic Development Finance Authority Medical Center Revenue, Ashland Hospital
  Corp., Refunding and Improvement, Series A, FSA Insured, 6.125%, 2/01/12 .............       1,000,000         1,032,160
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System
  Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.75%, 5/15/25 .......................       2,000,000         2,181,800
Northern Kentucky University COP, Student Housing Facilities, FSA Insured, Pre-Refunded,
  7.25%, 1/01/12 .......................................................................       2,000,000         2,086,760
                                                                                                              ------------
                                                                                                                21,964,958
                                                                                                              ------------
LOUISIANA .3%
Jefferson Parish Hospital Service District No. 2 Hospital Revenue, FSA Insured,
  5.00%, 7/01/28 .......................................................................       5,000,000         4,191,850
New Orleans GO, Public Improvement, FGIC Insured, Pre-Refunded, 7.50%, 9/01/21 .........         500,000           531,260
                                                                                                              ------------
                                                                                                                 4,723,110
                                                                                                              ------------
MAINE .5%
Maine State Health and Higher Educational Facilities Authority Revenue,
    Eastern Maine Health Care, FGIC Insured, Pre-Refunded, 6.625%, 10/01/11 ............       2,000,000         2,096,520

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
MAINE (CONT.)
Maine State Health and Higher Educational Facilities Authority Revenue, (cont.)
    Series B, FSA Insured, Pre-Refunded, 7.00%, 7/01/24 ................................     $ 2,000,000      $  2,190,980
    Series C, FSA Insured, 6.20%, 7/01/25 ..............................................       2,015,000         2,026,546
Old Orchard Beach GO, MBIA Insured, Pre-Refunded, 6.65%,
    9/01/11 ............................................................................       1,180,000         1,254,411
    9/01/12 ............................................................................         535,000           572,792
                                                                                                              ------------
                                                                                                                 8,141,249
                                                                                                              ------------
MARYLAND .2%
Maryland State CDA, Department of Housing and Community Development, Infrastructure
  Financing, Series A, AMBAC Insured, 6.625%, 6/01/12 ..................................         245,000           256,170
    Pre-Refunded, 6.625%, 6/01/12 ......................................................       1,755,000         1,856,474
    Pre-Refunded, 6.70%, 6/01/22 .......................................................         820,000           868,708
Maryland State Health and Higher Educational Facilities Authority Revenue, University of
  Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ......................         200,000           223,110
                                                                                                              ------------
                                                                                                                 3,204,462
                                                                                                              ------------
MASSACHUSETTS 7.2%
Boston Water and Sewer Commission Revenue, Series A, FGIC Insured, Pre-Refunded,
  6.00%, 11/01/21 ......................................................................       3,700,000         3,780,475
Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 .       1,125,000         1,014,120
Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Refunding,
  Series A, AMBAC Insured, 6.00%, 7/01/18 ..............................................       4,455,000         4,462,217
Massachusetts State Health and Educational Facilities Authority Revenue,
    Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ....................      10,000,000         9,933,600
    Beverly Hospital, Series E, MBIA Insured, Pre-Refunded, 7.70%, 7/01/20 .............       1,500,000         1,547,205
    Boston Medical Center, Series A, MBIA Insured, 5.00%, 7/01/29 ......................       2,785,000         2,319,042
    Caregroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/18 .................       2,000,000         1,747,240
    Caregroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 .................       5,000,000         4,158,400
    Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 ................       5,000,000         4,313,800
    Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ......................       3,000,000         2,461,290
    Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 ...............       1,000,000           900,000
    Massachusetts General Hospital, Series F, AMBAC Insured, Pre-Refunded, 6.25%,
      7/01/20 ..........................................................................       9,220,000         9,783,434
    Massachusetts Medical Center, Series A, AMBAC Insured, Pre-Refunded, 7.10%, 7/01/21        1,000,000         1,051,650
    McLean Hospital, Series C, FGIC Insured, Pre-Refunded, 6.625%, 7/01/15 .............       1,085,000         1,149,189
    Northeastern University, Series E, MBIA Insured, 6.55%, 10/01/22 ...................       8,500,000         8,725,165
    Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ................      12,200,000        10,851,778
    Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ..........................       8,000,000         6,900,480
    Stonehill College, Series E, MBIA Insured, 6.60%, 7/01/20 ..........................       1,120,000         1,165,024
    Stonehill College, Series E, MBIA Insured, Pre-Refunded, 6.60%, 7/01/20 ............         880,000           931,586
    Youville Hospital, Refunding, Series B, MBIA Insured, 6.00%, 2/15/25 ...............       2,000,000         1,971,940
Massachusetts State Industrial Finance Agency Revenue,
    Babson College, Series A, MBIA Insured, Pre-Refunded, 6.50%, 10/01/22 ..............       3,000,000         3,180,480
    Combined Jewish Philanthropies, Refunding, Series A, AMBAC Insured, 6.375%, 2/01/15        5,000,000         5,162,000
    Suffolk University, AMBAC Insured, 5.25%, 7/01/17 ..................................       3,000,000         2,785,860
Massachusetts State Port Authority Revenue,
    Refunding, Series A, FGIC Insured, 6.00%, 7/01/23 ..................................       4,000,000         3,979,720
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/20 .................       1,590,000         1,491,992
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/21 .................       1,560,000         1,458,007
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/23 .................       2,155,000         1,998,030
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/24 .................       2,910,000         2,677,025
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
   Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..................................       2,100,000         1,774,122
Monson GO, School District, Series 1990, MBIA Insured, Pre-Refunded, 7.70%, 10/15/10 ...       2,000,000         2,083,280
Palmer GO, Series B, AMBAC Insured, Pre-Refunded, 7.70%, 10/01/10 ......................       2,300,000         2,392,713
                                                                                                              ------------
                                                                                                               108,150,864
                                                                                                              ------------
MICHIGAN 3.6%
Chippewa Valley Schools GO, Refunding, AMBAC Insured, 5.00%, 5/01/27 ...................       1,000,000           846,440
Detroit Sewage Disposal Revenue, MBIA Insured, 5.00%, 7/01/25 ..........................       6,000,000         5,085,540


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
MICHIGAN (CONT.)
Ecorse Public School District, FGIC Insured, 5.50%, 5/01/27 ............................     $ 7,250,000      $  6,739,020
Jackson County Hospital Finance Authority Hospital Revenue, W.A. Foote Memorial
  Hospital, Series A, AMBAC Insured, 5.25%, 6/01/17 ....................................         500,000           462,025
Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist
  Hospital, Refunding and Improvement,
    MBIA Insured, 5.875%, 5/15/26 ......................................................       5,500,000         5,317,675
    Series A, MBIA Insured, Pre-Refunded, 6.375%, 5/15/17 ..............................       2,000,000         2,124,760
Marquette City Hospital Finance Authority Revenue, Marquette General Hospital,
  Refunding, Series D, FSA Insured, 6.10%, 4/01/19 .....................................       5,000,000         5,018,650
Michigan State Hospital Finance Authority Revenue,
    Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 ....       2,000,000         1,773,700
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ........       6,725,000         5,744,293
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 .........      10,000,000         8,206,200
    St. John's Hospital, Refunding, Series A, AMBAC Insured, 6.00%, 5/15/13 ............       2,500,000         2,565,850
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co., Pollution
  Project, Refunding,
    FGIC Insured, 6.875%, 12/01/21 .....................................................         200,000           207,792
    Series BB, AMBAC Insured, 7.00%, 5/01/21 ...........................................         250,000           282,310
Saginaw Valley State University Revenue, AMBAC Insured, 5.30%, 7/01/28 .................       3,400,000         3,047,658
Yale Public Schools District GO, FSA Insured, 5.375%, 5/01/27 ..........................       3,845,000         3,482,839
Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 .....................       3,180,000         2,832,680
                                                                                                              ------------
                                                                                                                53,737,432
                                                                                                              ------------
MINNESOTA 2.1%
Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ....       2,000,000         2,014,660
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
  Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ................       5,000,000         4,782,950
Minnesota State HFA, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 .       2,045,000         2,010,624
Northern Municipal Power Agency Electric System Revenue, Refunding, Series B, AMBAC
  Insured, 5.50%, 1/01/18 ..............................................................       2,100,000         2,005,710
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, AMBAC
  Insured, 5.75%, 1/01/18 ..............................................................       2,870,000         2,819,545
St. Louis Park Health Care Facilities Revenue, Health System of Minnesota Obligated
  Group, Refunding, Series A, AMBAC Insured, 5.20%, 7/01/16 ............................       7,000,000         6,419,560
Washington County GO,
    Governmental Housing, Scandia II Project, Series B, FGIC Insured, 6.30%, 7/01/24 ...       1,200,000         1,214,064
    Raymie Johnson Apartments, Refunding, Series C, FGIC Insured, 6.30%, 1/01/20 .......       2,415,000         2,449,076
Western Minnesota Municipal Power Agency Power Supply Revenue, Series A, MBIA Insured,
  6.125%, 1/01/16 ......................................................................       8,350,000         8,358,684
                                                                                                              ------------
                                                                                                                32,074,873
                                                                                                              ------------
MISSISSIPPI
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
  Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ....................................         200,000           255,360
                                                                                                              ------------

MISSOURI 1.0%
Kansas City IDA, Mortgage Revenue, Presidential Gardens, Refunding, Series A, FNMA
  Insured, 5.55%, 8/01/25 ..............................................................       1,000,000           924,070
Missouri State HDC, SFMR, Series B, GNMA Secured, 7.75%, 6/01/22 .......................         620,000           634,297
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
  Heartland Health System Project, AMBAC Insured,  6.35%, 11/15/17 .....................       1,000,000         1,020,180
Richmond Heights COP, Capital Improvement Projects, Series A, MBIA Insured,
  5.30%, 8/15/17 .......................................................................       2,000,000         1,886,900
St. Charles County Public Facilities Authority Leasehold Revenue, FGIC Insured,
  6.375%, 3/15/07 ......................................................................       2,850,000         2,969,045
St. Louis County Mortgage Revenue, GNMA Secured, 8.125%, 9/01/19 .......................         240,000           242,590
St. Louis Municipal Finance Corp. Leasehold Revenue,
    City Justice Center, Refunding, Series A, AMBAC Insured, 5.95%, 2/15/16 ............       2,000,000         2,025,160
    Refunding and Improvement, FGIC Insured, Pre-Refunded, 6.25%, 2/15/12 ..............       2,025,000         2,131,090
St. Louis School District GO, Refunding, FGIC Insured, 6.00%, 4/01/12 ..................       2,950,000         3,038,146
                                                                                                              ------------
                                                                                                                14,871,478
                                                                                                              ------------
MONTANA 1.0%
Forsyth County PCR, Puget Sound Power and Light Co. Project, AMBAC Insured,
  6.80%, 3/01/22 .......................................................................       4,475,000         4,687,160
Helena Water Revenue, Series C, FGIC Insured, 6.65%, 11/01/12 ..........................         750,000           788,138
Montana State Board Workers Compensation Investment Program, MBIA Insured, ETM,
  6.875%, 6/01/20 ......................................................................       8,500,000         8,853,175
Montana State University Revenue, Higher Education Facilities, Acquisition and
  Improvement, Series C, MBIA Insured, 6.00%, 11/15/14 .................................       1,000,000         1,001,540
                                                                                                              ------------
                                                                                                                15,330,013
                                                                                                              ------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
NEBRASKA .6%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, MBIA
  Insured, ETM, 6.70%, 6/01/22 .........................................................     $ 2,500,000      $  2,684,475
Lincoln Hospital Revenue, Lincoln General Hospital, Series A, FSA Insured, Pre-Refunded,
  6.20%, 12/01/14 ......................................................................       2,000,000         2,108,260
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
  AMBAC Insured, 6.00%,
    4/01/15 ............................................................................       2,000,000         2,021,640
    4/01/17 ............................................................................       1,350,000         1,354,752
Nebraska Educational Finance Authority Revenue, Creighton University Project, AMBAC
  Insured, 5.95%, 1/01/11 ..............................................................       1,000,000         1,036,170
                                                                                                              ------------
                                                                                                                 9,205,297
                                                                                                              ------------
NEVADA .4%
Carson City Hospital Revenue, Series B, AMBAC Insured, 5.40%, 3/01/17 ..................       1,000,000           927,890
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ...............................         250,000           270,598
Clark County School District, Series A, MBIA Insured, 7.00%, 6/01/10 ...................       4,000,000         4,488,040
                                                                                                              ------------
                                                                                                                 5,686,528
                                                                                                              ------------
NEW HAMPSHIRE 1.1%
New Hampshire Higher Education and Health Facilities Authority Revenue,
    Concord Hospital, Refunding, AMBAC Insured, 6.00%, 10/01/26 ........................       4,300,000         4,182,954
    Mary Hitchcock Memorial Hospital, FGIC Insured, 5.75%, 8/15/23 .....................       9,250,000         8,870,843
    University System, Refunding, MBIA Insured, 6.25%, 7/01/20 .........................       4,000,000         4,055,440
                                                                                                              ------------
                                                                                                                17,109,237
                                                                                                              ------------
NEW JERSEY 1.3%
Essex County Improvement Authority Lease, Jail and Youth House Projects,
    AMBAC Insured, Pre-Refunded, 7.00%, 12/01/24 .......................................       3,000,000         3,305,850
    Refunding, AMBAC Insured, 5.35%, 12/01/24 ..........................................       4,000,000         3,681,080
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC
  Insured, 6.00%, 12/01/20 .............................................................       2,525,000         2,530,909
Mantua Township School District COP, MBIA Insured, Pre-Refunded, 7.25%, 6/30/10 ........       1,700,000         1,750,728
Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 .....................................       3,575,000         3,181,750
Mount Laurel Township Municipal Utilities Authority System Revenue, Refunding, Series A,
  MBIA Insured, 6.00%, 7/01/15 .........................................................       2,000,000         2,023,300
New Jersey Health Care Facilities Financing Authority Revenue, Muhlenberg Regional
  Medical Center, Series B, AMBAC Insured, 8.00%, 7/01/18 ..............................       3,000,000         3,033,600
New Jersey State Turnpike Authority Revenue, Refunding, Series C, AMBAC Insured,
  6.50%, 1/01/16 .......................................................................         300,000           325,755
                                                                                                              ------------
                                                                                                                19,832,972
                                                                                                              ------------
NEW MEXICO .5%
Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A, AMBAC Insured,
  6.375%, 12/15/22 .....................................................................       5,000,000         5,061,900
Gallup PCR, Plains Electric Generation, Refunding, MBIA Insured, 6.65%, 8/15/17 ........       2,000,000         2,069,720
New Mexico Mortgage Finance Authority SFM Program, Series C, FGIC Insured,
  8.625%, 7/01/17 ......................................................................         585,000           587,246
                                                                                                              ------------
                                                                                                                 7,718,866
                                                                                                              ------------
NEW YORK 7.1%
Central Square GO, Central School District, FGIC Insured, 6.50%, 6/15/10 ...............         900,000           983,934
Dutchess County IDA, Civic Facilities Revenue, Bard College Project, AMBAC Insured,
  5.375%, 6/01/27 ......................................................................       3,945,000         3,566,951
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranty, FSA Insured,
  5.75%, 8/01/29 .......................................................................       5,000,000         4,761,800
New York City GO, Series C, Sub Series C-1, MBIA Insured, Pre-Refunded, 6.625%, 8/01/12          105,000           111,009
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series
  A, MBIA Insured, Pre-Refunded, 7.25%, 6/15/15 ........................................       2,000,000         2,047,700
New York City Trust Cultural Resources Revenue, New York Botanical Garden, MBIA Insured,
  5.80%, 7/01/26 .......................................................................       2,000,000         1,949,780
New York State Dormitory Authority Revenue,
    Brooklyn Law School, FSA Insured, 6.40%, 7/01/11 ...................................       4,000,000         4,119,960
    City University, Series C, FGIC Insured, 7.00%, 7/01/14 ............................       6,110,000         6,277,658
    City University, Series C, FGIC Insured, Pre-Refunded, 7.00%, 7/01/14 ..............       2,545,000         2,619,798
    Mount Sinai School of Medicine, Refunding, MBIA Insured, 6.75%, 7/01/15 ............       1,500,000         1,549,110
    Pace University, MBIA Insured, 5.70%, 7/01/22 ......................................       7,500,000         7,260,300
    Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ...........................       2,500,000         2,420,775
    Pooled Capital Program, FGIC Insured, 7.80%, 12/01/05 ..............................         890,000           896,025
    St. John's University, MBIA Insured, 5.70%, 7/01/26 ................................      15,000,000        14,425,950
    Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 .............................       4,000,000         3,599,520

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
NEW YORK (CONT.)
New York State Energy Research and Development Authority Electric Facilities Revenue,
  Consolidated Edison Project, Series A, MBIA Insured, 6.75%, 1/15/27 ..................     $ 5,000,000      $  5,088,400
New York State Energy Research and Development Authority PCR,
    Niagara Mohawk Power Corp., Refunding, Series A, FGIC Insured, 6.625%, 10/01/13 ....       3,500,000         3,622,255
    Rochester Gas and Electric Project, Refunding, Series B, MBIA Insured,
      6.50%, 5/15/32 ...................................................................       5,000,000         5,126,400
New York State Medical Care Facilities Finance Agency Revenue, North Shore University
  Hospital, Mortgage Project, Series A, MBIA Insured, Pre-Refunded, 7.20%, 11/01/20 ....       3,000,000         3,120,840
New York State Tollway Authority General Revenue, Series C, FGIC Insured, Pre-Refunded,
  6.00%, 1/01/25 .......................................................................       7,815,000         8,282,884
Niagara Frontier Transportation Authority Airport Revenue, Greater Buffalo International
  Airport, Series A, AMBAC Insured, 6.25%, 4/01/24 .....................................       9,000,000         9,071,730
Port Authority of New York and New Jersey Revenue, Consolidated, 102nd Series, MBIA
  Insured,
    5.625%, 10/15/17 ...................................................................       5,000,000         4,920,100
    5.875%, 10/15/27 ...................................................................      10,000,000         9,898,100
Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Refunding,
  Series A, FSA Insured, 5.125%, 10/01/26 ..............................................       1,495,000         1,297,316
                                                                                                              ------------
                                                                                                               107,018,295
                                                                                                              ------------
NORTH CAROLINA 1.9%
Asheville Water System Revenue, FGIC Insured, 5.70%, 8/01/25 ...........................       1,000,000           948,610
Catawba County Hospital Revenue, Catawba Memorial Hospital Project, Refunding, AMBAC
  Insured, 5.00%, 10/01/17 .............................................................       1,125,000         1,000,418
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project,
    AMBAC Insured, 5.75%, 10/01/26 .....................................................       1,150,000         1,088,659
    MBIA Insured, 5.00%, 10/01/28 ......................................................       7,000,000         5,865,160
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health
  Project, Series B, MBIA Insured, 5.00%, 10/01/28 .....................................      11,300,000         9,428,720
North Carolina Medical Care Commission Hospital Revenue,
    Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ..............................       5,000,000         4,412,950
    Wayne Memorial Hospital Project, Refunding, AMBAC Insured, 5.00%, 10/01/21 .........       5,000,000         4,301,800
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured, ETM,
  6.50%, 1/01/10 .......................................................................          20,000            21,391
Wilmington COP, Series A, MBIA Insured, 5.35%, 6/01/24 .................................       2,300,000         2,085,571
                                                                                                              ------------
                                                                                                                29,153,279
                                                                                                              ------------
NORTH DAKOTA .4%
Grand Forks Health Care System Revenue, Altru Health System Obligation Group, MBIA
  Insured, 5.625%, 8/15/27 .............................................................       5,500,000         5,071,605
North Dakota State Building Authority Revenue, Refunding, Series A, AMBAC Insured,
  6.75%, 6/01/11 .......................................................................         300,000           308,382
                                                                                                              ------------
                                                                                                                 5,379,987
                                                                                                              ------------
OHIO 4.4%
Clermont County Building and Road Improvement, Refunding, AMBAC Insured, 5.60%, 9/01/14        2,000,000         1,994,100
Cleveland Airport Systems Revenue, Series A, FSA Insured, 5.125%, 1/01/27 ..............       6,000,000         5,147,400
Cleveland Waterworks Revenue,
    Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 ...................       2,750,000         2,373,608
    Series F, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/11 ..............................       1,625,000         1,704,495
Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., Refunding,
  AMBAC Insured, 5.50%, 1/15/30 ........................................................       5,000,000         4,576,750
Elyria GO, FGIC Insured, 5.40%, 12/01/17 ...............................................       2,400,000         2,296,824
Hamilton County Sales Tax, Hamilton County Football, Project B, MBIA Insured,
  5.00%, 12/01/27 ......................................................................       3,250,000         2,747,583
Hamilton Wastewater System Revenue, Series A, FSA Insured, 5.15%, 10/15/17 .............       3,015,000         2,787,790
Hamilton Waterworks Mortgage Revenue, Series A, MBIA Insured, 6.30%, 10/15/21 ..........       1,750,000         1,775,200
Lucas County Hospital Revenue, Promedia Healthcare Obligation Group, AMBAC Insured,
  5.375%, 11/15/29 .....................................................................       5,000,000         4,461,250
Medina City School District GO, FGIC Insured, 5.25%, 12/01/28 ..........................       7,500,000         6,630,750
Ohio HFA, SFMR, Series D, GNMA Secured, 7.05%, 9/01/16 .................................       2,255,000         2,310,135
Ohio Municipal Electric Generation Agency Joint Venture 5, Certificates of Beneficial
  Interest, AMBAC Insured, 5.375%, 2/15/24 .............................................       5,500,000         5,039,870
Ohio State Turnpike Commission Turnpike Revenue, Series A, MBIA Insured, Pre-Refunded,
  5.50%, 2/15/26 .......................................................................      15,900,000        16,433,127
University of Cincinnati COP, University Center Project, MBIA Insured, 5.125%, 6/01/24 .       2,950,000         2,574,613
West Holmes Local School District GO, MBIA Insured, 5.375%, 12/01/17 ...................       3,100,000         2,941,745
                                                                                                              ------------
                                                                                                                65,795,240
                                                                                                              ------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
OKLAHOMA .6%
Grady County HFA, SFMR, Refunding, Series A, FGIC Insured, 6.70%, 1/01/12 ..............     $   410,000      $    422,165
McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ......................         300,000           302,955
Muskogee County, HFAR, SFMR, Refunding, Series A, FGIC Insured, 7.60%, 12/01/10 ........         130,000           132,857
Oklahoma State Turnpike Authority Turnpike Revenue, First Senior, Series A, AMBAC
  Insured, 6.00%, 1/01/12 ..............................................................       2,000,000         2,050,240
Okmulgee County Governmental Building Authority Sales Tax Revenue, First Mortgage, MBIA
  Insured, 6.20%, 3/01/20 ..............................................................       1,625,000         1,634,555
Pottawatomie County Development Authority Water Revenue, North Deer Creek  Reservoir
  Project, AMBAC Insured, Pre-Refunded, 7.375%, 7/01/26 ................................         250,000           257,583
Tulsa County Home Finance Authority Mortgage Revenue, Series D, GNMA Secured,
  6.95%, 12/01/22 ......................................................................         145,000           147,958
Tulsa Industrial Authority Revenue, Holland Hall School Project, FSA Insured,
  Pre-Refunded, 6.75%, 12/01/14 ........................................................       3,270,000         3,569,172
                                                                                                              ------------
                                                                                                                 8,517,485
                                                                                                              ------------
OREGON 2.0%
Chemeketa Community College District, FGIC Insured, Pre-Refunded, 5.95%, 6/01/16 .......       3,000,000         3,129,750
Clackamas Community College District, MBIA Insured, Pre-Refunded, 5.80%, 6/01/26 .......       2,500,000         2,588,300
Deschutes and Jefferson Counties School District No. 2-J, Redmond, MBIA Insured,
  5.60%, 6/01/09 .......................................................................       1,500,000         1,514,895
Josephine County School District No. 7, FGIC Insured, Pre-Refunded, 5.70%, 6/01/13 .....       5,000,000         5,046,700
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, MBIA
  Insured, 5.00%, 8/15/24 ..............................................................       2,250,000         1,927,395
Northern Wasco County Peoples Utilities District Electric Revenue, FGIC Insured,
  5.625%, 12/01/22 .....................................................................       1,000,000           951,310
Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured,
  5.50%, 11/15/12 ......................................................................         700,000           694,260
Oregon Health Sciences University Revenue, Series B, MBIA Insured, 5.25%, 7/01/15 ......       1,500,000         1,430,025
Oregon State Department of Administrative Services COP, Series A,
  AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24 ..........................................       5,000,000         5,217,800
  MBIA Insured, 5.70%, 5/01/17 .........................................................       1,000,000           989,130
Port of Portland International Airport Revenue, Portland International Airport, Series
  11, FGIC Insured, 5.625%, 7/01/26 ....................................................       1,000,000           930,640
Washington County Unified Sewer Agency Revenue,
    Senior lien, FGIC Insured, 5.50%, 10/01/16 .........................................       1,845,000         1,794,115
    Senior lien, Series A, AMBAC Insured, Pre-Refunded, 6.125%, 10/01/12 ...............       1,000,000         1,047,970
Western Lane Hospital District Hospital Facilities Authority Revenue, Sisters of St ....
  Joseph of Peace Health and Hospital Services, Refunding, MBIA Insured, 5.875%, 8/01/12       3,000,000         3,063,180
                                                                                                              ------------
                                                                                                                30,325,470
                                                                                                              ------------
PENNSYLVANIA 1.8%
Beaver County GO, Series A, MBIA Insured, Pre-Refunded, 5.90%, 10/01/26 ................       2,000,000         2,084,960
Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding,
  Series B, Connie Lee Insured, Pre-Refunded, 6.375%, 7/01/18 ..........................       5,000,000         5,253,850
Lehigh County General Purpose Authority Revenue, Hospital Healtheast Inc., Refunding,
  Series A, MBIA Insured, 7.00%, 7/01/15 ...............................................         100,000           102,694
Montgomery County IDAR, PCR, Philadelphia Electric Co., Series B, MBIA Insured,
  6.70%, 12/01/21 ......................................................................       8,000,000         8,377,360
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM,
  6.00%, 9/01/19 .......................................................................         500,000           514,535
Pennsylvania State Turnpike Oil Commission Franchise Tax Revenue, Refunding, Series P,
  AMBAC Insured, 6.00%, 12/01/17 .......................................................         500,000           503,630
Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured,
  6.10%, 6/15/25 .......................................................................       4,000,000         4,001,880
Philadelphia Water and Wastewater Revenue, FSA Insured,
    5.50%, 6/15/15 .....................................................................         665,000           647,524
    Pre-Refunded, 5.50%, 6/15/15 .......................................................         335,000           347,442
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
  Tax, AMBAC Insured, 5.25%, 2/01/31 ...................................................       6,000,000         5,237,280
Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured, ETM,
  7.25%, 9/01/14 .......................................................................          90,000           102,247
                                                                                                              ------------
                                                                                                                27,173,402
                                                                                                              ------------
RHODE ISLAND 1.4%
Kent County Water Authority General Revenue, Series A, MBIA Insured, 6.35%, 7/15/14 ....       2,100,000         2,167,326
Providence GO, Series A, FSA Insured, 5.70%, 7/15/19 ...................................       3,000,000         2,934,420
Rhode Island Clean Water Financing Agency Revenue, Cranston Wastewater Treatment System,
  MBIA Insured, 5.80%, 9/01/22 .........................................................       9,995,000         9,606,994
Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B, AMBAC
  Insured, Pre-Refunded, 6.75%, 6/01/25 ................................................       2,000,000         2,165,400
Rhode Island State GO, Series A, FGIC Insured, 6.25%, 6/15/07 ..........................         175,000           182,852
Rhode Island State Health and Educational Building Corp. Revenue,
    Higher Educational Facilities, Roger Williams Facility, Connie Lee Insured,
      Pre-Refunded, 7.25%, 11/15/24 ....................................................       2,000,000         2,218,820
    Hospital Financing Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 .........       1,750,000         1,657,723
                                                                                                              ------------
                                                                                                                20,933,535
                                                                                                              ------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SOUTH CAROLINA .5%
Charleston Waterworks and Sewer Revenue, Refunding and Improvement, AMBAC Insured,
  6.00%, 1/01/16 .......................................................................     $   250,000      $    251,670
Edgefield County School District, Refunding, FSA Insured, ETM, 8.50%, 2/01/01 ..........         250,000           259,383
Lexington Water and Sewer Revenue, FSA Insured, 5.45%, 4/01/19 .........................       2,320,000         2,203,838
Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured,
  6.25%, 1/01/21 .......................................................................         200,000           208,310
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
  Series A, FSA Insured, ETM, 7.125%, 7/01/17 ..........................................       3,000,000         3,389,850
Spartanburg Sanitation Sewer District Sewer System Revenue, Implementation, MBIA
  Insured, Pre-Refunded, 5.50%, 6/01/27 ................................................         500,000           512,970
                                                                                                              ------------
                                                                                                                 6,826,021
                                                                                                              ------------
SOUTH DAKOTA 1.1%
Brookings COP, AMBAC Insured, 5.10%, 12/01/18 ..........................................       5,000,000         4,452,000
Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 ..............................       4,800,000         4,692,672
Lawrence County COP, Courthouse, FSA Insured, Pre-Refunded, 7.65%, 7/01/10 .............       2,000,000         2,062,420
Sioux Falls Medical Clinic Revenue, AMBAC Insured, 8.00%, 9/01/08 ......................       1,955,000         1,984,912
South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 .....................       2,720,000         3,019,390
South Dakota State University Revenue, Housing and Auxiliary Facilities, Refunding,
  Series A, MBIA Insured, 5.50%, 4/01/17 ...............................................          20,000            19,249
                                                                                                              ------------
                                                                                                                16,230,643
                                                                                                              ------------
TENNESSEE .9%
Greater Tennessee Housing Assistance Revenue, Section 8, Refunding, Series A, MBIA
  Insured, 6.00%, 7/01/24 ..............................................................       1,405,000         1,404,860
Johnson City Health and Educational Revenue, Medical Center Hospital, Refunding and
  Improvement, MBIA Insured,
    5.125%, 7/01/25 ....................................................................       5,000,000         4,380,650
    5.25%, 7/01/28 .....................................................................       8,500,000         7,489,265
Metropolitan Nashville Airport Authority Revenue, Series C, FGIC Insured, 6.60%, 7/01/15         200,000           208,052
                                                                                                              ------------
                                                                                                                13,482,827
                                                                                                              ------------
TEXAS 10.5%
Austin Combined Utility System Revenue,
    BIG Insured, Pre-Refunded, 8.625%, 11/15/17 ........................................       1,000,000         1,080,360
    Series A, BIG Insured, Pre-Refunded, 8.00%, 11/15/16 ...............................       3,000,000         3,121,020
Austin Hotel Occupancy Tax Revenue, Refunding, sub. lien, AMBAC Insured,
    5.625%, 11/15/21 ...................................................................       2,355,000         2,207,718
    5.80%, 11/15/29 ....................................................................      13,750,000        13,185,838
Austin Utility System Revenue,
    FGIC Insured, Pre-Refunded, 6.00%, 5/15/15 .........................................          35,000            35,138
    Refunding, FGIC Insured, 6.00%, 5/15/15 ............................................          15,000            15,003
Bell County Health Facilities Development Corporate Revenue, Hospital Cook Children's
  Medical, Refunding, FSA Insured, 5.30%, 12/01/23 .....................................       5,000,000         4,455,350
Bexar County HFC Revenue, Series A, GNMA Secured, 8.20%, 4/01/22 .......................       2,315,000         2,354,193
Brazos River Authority Revenue, Houston Light and Power Co. Project, Refunding, Series
  A, AMBAC Insured, 6.70%, 3/01/17 .....................................................       2,000,000         2,085,280
Coastal Bend Health Facilities Development Corp., Series B, AMBAC Insured, ETM,
  6.30%, 1/01/17 .......................................................................      12,230,000        12,799,913
Dallas HFC, SFMR, GNMA Secured, 7.85%, 12/01/10 ........................................         600,000           619,128
East Texas HFC, SFMR, Series 1990, GNMA Secured, 7.85%, 12/01/10 .......................         455,000           468,550
Faulkey Gully MUD GO, AMBAC Insured,
    6.625%, 3/01/07 ....................................................................         295,000           303,652
    Pre-Refunded, 6.625%, 3/01/07 ......................................................       1,225,000         1,268,684
Fort Bend County Levee ID No. 011, AMBAC Insured, 6.00%,
    9/01/21 ............................................................................       1,395,000         1,396,283
    9/01/22 ............................................................................       1,495,000         1,496,375
    9/01/23 ............................................................................       1,610,000         1,614,460
Grand Prairie Health Facilities Development Corp., Dallas/Fort Worth Medical Center
  Project, Refunding, AMBAC Insured, 6.875%, 11/01/10 ..................................       2,700,000         2,670,003
Harris County Health Facilities Development Corp. Revenue, Christus Health, Refunding,
  Series A, MBIA Insured, 5.375%, 7/01/29 ..............................................      22,000,000        19,193,240
Harris County Hospital District Mortgage Revenue, Refunding, AMBAC Insured,
  7.40%, 2/15/10 .......................................................................       2,350,000         2,621,073
Harris County Toll Road,
    Senior lien, Series A, AMBAC Insured, 6.50%, 8/15/17 ...............................       1,580,000         1,635,268
    Senior lien, Series B, AMBAC Insured, 6.625%, 8/15/17 ..............................         240,000           242,170
    Series A, FGIC Insured, 6.50%, 8/15/11 .............................................          35,000            36,749
Houston Airport System Revenue, sub. lien, Series A, FGIC Insured, 6.75%, 7/01/21 ......       2,500,000         2,594,900

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
TEXAS (CONT.)
Houston Water and Sewer System Revenue,
    junior lien, Refunding, Series C, AMBAC Insured, 6.375%, 12/01/17 ..................     $   880,000      $    896,711
    junior lien, Refunding, Series C, MBIA Insured, 5.75%, 12/01/15 ....................         500,000           499,950
    junior lien, Series C, AMBAC Insured, Pre-Refunded, 6.375%, 12/01/17 ...............          55,000            57,582
    Series A, MBIA Insured, 6.375%, 12/01/22 ...........................................       1,840,000         1,862,614
    Series A, MBIA Insured, Pre-Refunded, 6.375%, 12/01/22 .............................       4,540,000         4,805,953
Lubbock HFC, SFMR, Mortgage Extension Program, Refunding, Series B, BIG Insured,
  8.875%, 12/01/12 .....................................................................         425,000           425,293
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
  Refunding, Series E, MBIA Insured, 6.10%, 7/01/28 ....................................      12,850,000        12,814,270
Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
  Refunding,
    Series A, MBIA Insured, 5.25%, 11/01/29 ............................................       3,185,000         2,749,611
    Series B, MBIA Insured, 5.15%, 11/01/29 ............................................       2,750,000         2,326,390
Palo Duro River Authority, Refunding, FSA Insured, 6.375%, 8/01/08 .....................       6,000,000         6,052,680
Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding, AMBAC
  Insured, 5.45%, 2/15/25 ..............................................................       1,450,000         1,329,940
Sabine River Authority PCR, Texas Utilities Electric Co. Project, Collateralized,
  Refunding, FGIC Insured, 6.55%, 10/01/22 .............................................       3,250,000         3,342,625
San Antonio Water Revenue,
    Refunding and Improvement, MBIA Insured, 5.60%, 5/15/21 ............................       3,250,000         3,039,497
    Senior lien, MBIA Insured, 6.50%, 5/15/10 ..........................................       2,920,000         3,051,692
San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured,
  5.125%, 8/15/20 ......................................................................       2,870,000         2,530,709
San Patricio County COP, MBIA Insured, Pre-Refunded, 6.60%, 4/01/07 ....................       2,500,000         2,591,375
Smithville HDC, Mortgage Revenue, Smithville Retirement, Refunding, Series A, MBIA
  Insured, 6.40%, 1/01/22 ..............................................................       1,035,000         1,045,774
Southeast HDC Mortgage Revenue, Stonegate Retirement, MBIA Insured, 6.40%, 1/01/24 .....       1,155,000         1,157,541
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
  Methodist Health, MBIA Insured, ETM, 6.00%, 9/01/24 ..................................       3,250,000         3,247,920
Tarrant County Health Facilities Development Corp. Hospital Revenue, Fort Worth
  Osteopathic Hospital, MBIA Insured, 5.125%, 5/15/21 ..................................       2,905,000         2,519,797
Texas Health Facilities Development Corp. Hospital Revenue, All Saints Episcopal
  Hospitals, Refunding, Series B, MBIA Insured,
    6.25%, 8/15/22 .....................................................................       2,500,000         2,509,025
    6.375%, 8/15/23 ....................................................................       4,885,000         4,939,517
Texas State Turnpike Authority Revenue, Dallas North Tollway, Refunding, AMBAC Insured,
  5.00%, 1/01/20 .......................................................................       7,250,000         6,314,605
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
  Project,
    Series B, FSA Insured, 5.50%, 11/01/17 .............................................       1,000,000           945,910
    Series C, FSA Insured, 5.60%, 11/01/27 .............................................       1,430,000         1,305,962
    Series D, FSA Insured, 5.375%, 11/01/27 ............................................       9,700,000         8,539,395
                                                                                                              ------------
                                                                                                               158,402,686
                                                                                                              ------------
US TERRITORIES
District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 .............         645,000           650,644
                                                                                                              ------------
UTAH 1.2%
Intermountain Power Agency Power Supply Revenue, Refunding,
    Series A, AMBAC Insured, 5.50%, 7/01/20 ............................................       4,680,000         4,391,197
    Series B, MBIA Insured, 5.75%, 7/01/19 .............................................       3,250,000         3,143,043
Provo Electric System Revenue, Refunding, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15          40,000            54,179
Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, 5.25%,
    8/15/21 ............................................................................       5,000,000         4,495,100
    8/15/26 ............................................................................       5,000,000         4,374,350
Utah State Board of Regents Student Loan Revenue, Series H, AMBAC Insured,
  6.70%, 11/01/15 ......................................................................       1,080,000         1,121,321
                                                                                                              ------------
                                                                                                                17,579,190
                                                                                                              ------------
VERMONT .7%
Vermont COP, MBIA Insured, Pre-Refunded, 7.25%, 6/15/11 ................................       2,205,000         2,267,975
Vermont HFA, Home Mortgage Purchase, Series B, MBIA Insured, 7.60%, 12/01/24 ...........       6,630,000         6,768,567
Vermont Municipal Bond Bank, Series 2, FSA Insured, 6.25%, 12/01/19 ....................       1,000,000         1,019,980
                                                                                                              ------------
                                                                                                                10,056,522
                                                                                                              ------------
VIRGINIA 1.6%
Chesapeake Bay Bridge and Tunnel Commission District Revenue, General Resolution, MBIA
  Insured, Pre-Refunded, 5.75%, 7/01/25 ................................................       9,850,000         9,993,613
Chesapeake IDA, Public Facilities Lease Revenue, Chesapeake Jail Project, MBIA Insured,
  6.00%, 6/01/12 .......................................................................       5,000,000         5,156,750

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
VIRGINIA (CONT.)
Danville IDA, Hospital Revenue, Danville Regional Medical Center, FGIC Insured,
  Pre-Refunded, 6.50%, 10/01/24 ........................................................     $ 1,000,000      $  1,071,170
Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured,
  5.00%, 7/01/28 .......................................................................       3,405,000         2,874,501
Spotsylvania County Water and Sewer System Revenue, MBIA Insured, 5.40%, 6/01/27 .......       3,850,000         3,508,005
Winchester IDA, Educational Facilities Revenue, First Mortgage, Shenandoah University
  Project, MBIA Insured,
    5.00%, 10/01/18 ....................................................................       1,000,000           886,810
    5.25%, 10/01/28 ....................................................................       1,420,000         1,245,482
                                                                                                              ------------
                                                                                                                24,736,331
                                                                                                              ------------
WASHINGTON 5.8%
Douglas County PUD No. 1 Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15 ........         900,000           909,945
Everett COP, Series A, AMBAC Insured, Pre-Refunded, 7.25%, 4/01/09 .....................         850,000           876,546
Grant County PUD No. 2, Wanapum Hydroelectric Revenue, Series B, AMBAC Insured,
    6.75%, 1/01/23 .....................................................................       1,060,000         1,102,209
    Pre-Refunded, 6.75%, 1/01/23 .......................................................         940,000           987,517
King County Public Hospital District No. 001 Hospital Facilities Revenue, Valley Medical
  Center, King County Sewer, MBIA Insured, 6.125%, 1/01/33 .............................       3,000,000         2,997,570
Kitsap County School District No. 100-C, MBIA Insured, Pre-Refunded, 6.60%, 12/01/08 ...       1,015,000         1,047,398
Klickitat County PUD No. 001 Electric Revenue, FGIC Insured,
    5.65%, 10/01/15 ....................................................................       1,000,000           979,680
    5.75%, 10/01/27 ....................................................................       1,000,000           950,950
Mason County GO, School District No. 402, Pioneer, MBIA Insured, Pre-Refunded,
  6.60%, 12/01/11 ......................................................................       1,040,000         1,112,124
Pierce County GO, School District No. 003 Puyallup, FGIC Insured, 5.70%, 12/01/15 ......       1,000,000           987,640
Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 .....................................       2,000,000         1,995,780
Seatac Storm Water Revenue, MBIA Insured, Pre-Refunded, 6.50%, 12/01/13 ................       2,890,000         3,101,577
Seattle Municipality Metropolitan Sewer Revenue, Series W, MBIA Insured, Pre-Refunded,
  6.30%, 1/01/33 .......................................................................      11,000,000        11,613,910
Seattle Water System Revenue, FGIC Insured, 5.625%, 8/01/26 ............................       2,000,000         1,873,500
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
  6.65%, 1/01/16 .......................................................................       4,250,000         4,442,524
Spokane Public Facilities District Hotel Motel and Sales Use Tax Revenue, Multi-Purpose
  Arena Project, AMBAC Insured, 6.50%, 1/01/18 .........................................       5,000,000         5,178,700
Tacoma Electric System Revenue,
    AMBAC Insured, 6.25%, 1/01/11 ......................................................         470,000           486,887
    Refunding, AMBAC Insured, Pre-Refunded, 6.25%, 1/01/11 .............................          30,000            31,353
    Refunding, FGIC Insured, 6.25%, 1/01/15 ............................................       6,190,000         6,325,499
Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ....................................       3,400,000         3,206,370
Thurston and Pierce Counties Community Schools, Series B, AMBAC Insured, 6.65%, 12/01/09       1,305,000         1,373,447
Washington State Health Care Facilities Authority Revenue,
    Providence Services, MBIA Insured, 5.50%, 12/01/26 .................................       7,000,000         6,354,880
    Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 .................      15,370,000        13,896,017
Washington State Housing Finance Commission MFMR, Series A, GNMA Secured, 7.70%, 7/01/32       2,840,000         2,882,344
Washington State Public Power Supply System Revenue, Nuclear Project No. 1,
    Refunding, Series A, MBIA Insured, 6.25%, 7/01/17 ..................................         420,000           424,704
    Series C, FGIC Insured, Pre-Refunded, 7.75%, 7/01/08 ...............................       2,500,000         2,578,400
Washington State University Revenues, Housing and Dining System, Refunding, MBIA
  Insured, 6.40%, 10/01/24 .............................................................       6,130,000         6,231,329
Western Washington University Revenue, Housing and Dining System,
    MBIA Insured, 6.375%, 10/01/22 .....................................................          80,000            80,958
    Refunding, MBIA Insured, 6.70%, 10/01/11 ...........................................         235,000           240,476
    Refunding, MBIA Insured, 6.375%, 10/01/21 ..........................................         770,000           773,665
Whatcom County School District No. 501, GO, Bellingham, FGIC Insured, Pre-Refunded,
  6.125%, 12/01/13 .....................................................................       2,000,000         2,098,960
Yakima-Tieton Irrigation District Revenue, Refunding, FSA Insured, 6.20%, 6/01/19 ......         350,000           353,070
                                                                                                              ------------
                                                                                                                87,495,929
                                                                                                              ------------
WEST VIRGINIA 1.5%
Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
  AMBAC Insured, 6.75%, 8/01/24 ........................................................      11,560,000        12,209,787
Monongalia County Building Community Hospital Revenue, Monongalia General Hospital,
  Refunding, Series B, MBIA Insured, 6.50%, 7/01/17 ....................................       1,000,000         1,024,760
West Virginia State GO, Series A, FGIC Insured, 5.00%, 11/01/21 ........................       5,000,000         4,311,000
West Virginia State University Revenue, Refunding, AMBAC Insured, 6.00%, 4/01/12 .......       2,250,000         2,331,338
West Virginia State Water Development Authority Revenue, Loan Program, Refunding,
  Series A, FSA Insured, 7.00%, 11/01/25 ...............................................       2,750,000         2,878,040
                                                                                                              ------------
                                                                                                                22,754,925
                                                                                                              ------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                              PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                           AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
WISCONSIN .4%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
  FGIC Insured, 6.90%, 8/01/21 .........................................................     $ 3,000,000      $    3,361,830
Wisconsin State Health and Educational Facilities Authority Revenue, SSM Health Care,
  Refunding, Series AA, MBIA Insured, 6.25%, 6/01/20 ...................................         500,000             503,080
Wisconsin State Health and Educational Revenue,
    Community Provider Program, Series A, FSA Insured, 7.50%, 1/15/04 ..................       1,326,000           1,351,751
    Series A, FSA Insured, 7.50%, 1/15/09 ..............................................         712,000             725,507
                                                                                                              --------------
                                                                                                                   5,942,168
                                                                                                              --------------
WYOMING 1.4%
Gillette Health Facilities Revenue, Lutheran Hospital and Home Society, Refunding, MBIA
  Insured, 5.90%, 1/01/16 ..............................................................         500,000             500,990
Natrona County Hospital Revenue, Wyoming Medical Center Projects, Refunding, AMBAC
  Insured, 6.00%, 9/15/24 ..............................................................       9,885,000           9,649,342
University of Wyoming Revenues, Facilities, MBIA Insured, 7.10%, 6/01/10 ...............       2,245,000           2,274,095
Wyoming CDA, SFMR, Series A, AMBAC Insured, 6.00%, 6/01/23 .............................       6,750,000           6,682,500
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, MBIA Insured,
  Pre-Refunded, 6.125%, 1/01/16 ........................................................       2,000,000           2,102,480
                                                                                                              --------------
                                                                                                                  21,209,407
                                                                                                              --------------
TOTAL LONG TERM INVESTMENTS (COST $1,510,197,349) ......................................                       1,481,877,171
                                                                                                              --------------
(a)SHORT TERM INVESTMENTS .4%
ALABAMA
Stevenson IDB, Environmental Improvement Revenue, The Mead Corp. Project, Refunding,
  Series D, Daily VRDN and Put, 3.80%, 11/01/11 ........................................         300,000             300,000
                                                                                                              --------------

INDIANA .1%
Princeton PCR, PSI Energy Inc. Project, Refunding, Daily VRDN and Put, 3.80%, 4/01/22 ..       1,400,000           1,400,000
                                                                                                              --------------

MARYLAND
Maryland State Health and Higher Educational Facilities Authority Revenue, Adjustable
  Pooled Loan Program, Series B, Weekly VRDN and Put, 3.85%, 4/01/35 ...................         300,000             300,000
                                                                                                              --------------

NORTH CAROLINA
Buncombe County GO, Weekly VRDN and Put, 3.95%, 6/01/16 ................................         300,000             300,000
North Carolina Medical Care Commission Revenue, Carol Woods Project, Daily VRDN and Put,
  3.85%, 4/01/21 .......................................................................         100,000             100,000
North Carolina Medical Care Common Health Care Facilities Revenue, Methodist Home
  Project, Weekly VRDN and Put, 3.85%, 3/01/18 .........................................         100,000             100,000
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co.,
  Series A, Weekly VRDN and Put, 3.80%, 5/01/15 ........................................         100,000             100,000
                                                                                                              --------------
                                                                                                                     600,000
                                                                                                              --------------

VIRGINIA .3%
Richmond Redevelopment and Housing Authority Housing Revenue, Belmont Apartments
  Project, Refunding, Weekly VRDN and Put, 3.85%, 4/01/07 ..............................       3,430,000           3,430,000
Roanoke IDA Hospital Revenue, Roanoke Memorial Hospital Project, Series C, Weekly VRDN
  and Put, 3.80%, 7/01/19 ..............................................................         400,000             400,000
                                                                                                              --------------
                                                                                                                   3,830,000
                                                                                                              --------------
TOTAL SHORT TERM INVESTMENTS (COST $6,430,000) .........................................                           6,430,000
                                                                                                              --------------
TOTAL INVESTMENTS (COST $1,516,627,349) 99.0% ..........................................                       1,488,307,171
OTHER ASSETS, LESS LIABILITIES 1.0% ....................................................                          13,928,583
                                                                                                              --------------
NET ASSETS 100.0% ......................................................................                      $1,502,235,754
                                                                                                              ==============

See glossary of terms on page 94.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

                                                                                YEAR ENDED FEBRUARY 29,
                                                   -------------------------------------------------------------------------------
CLASS A                                               2000            1999            1998           1997              1996(d)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $   11.71       $   11.75       $   11.54       $   11.65          $   11.34
                                                   -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................            .58             .59             .61             .63                .66
 Net realized and unrealized gains (losses) .           (.96)            .03             .35            (.10)               .31
                                                   -------------------------------------------------------------------------------
Total from investment operations ............           (.38)            .62             .96             .53                .97
                                                   -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.58)           (.59)           (.61)           (.64)(e)           (.66)
 In excess of net investment income .........             --              --            (.01)             --                 --
 Net realized gains .........................             --            (.07)           (.13)             --                 --
                                                   -------------------------------------------------------------------------------
Total distributions .........................           (.58)           (.66)           (.75)           (.64)              (.66)
                                                   -------------------------------------------------------------------------------
Net asset value, end of year ................      $   10.75       $   11.71       $   11.75       $   11.54          $   11.65
                                                   ===============================================================================
Total return(b) .............................          (3.34)%          5.36%           8.50%           4.75%              8.80%

Ratios/supplemental data
Net assets, end of year (000's) .............      $ 306,531       $ 340,109       $ 328,147       $ 325,065          $ 301,529
Ratios to average net assets:
 Expenses ...................................            .68%            .68%            .68%            .68%               .69%
 Net investment income ......................           5.16%           4.99%           5.21%           5.51%              5.67%
Portfolio turnover rate .....................          25.75%           6.80%          30.46%          29.22%             10.29%

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $   11.76       $   11.80       $   11.59       $   11.69          $   11.36
                                                   -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................            .52             .52             .55             .57                .50
 Net realized and unrealized gains (losses) .           (.96)            .03             .34            (.09)               .32
                                                   -------------------------------------------------------------------------------
Total from investment operations ............           (.44)            .55             .89             .48                .82
                                                   -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.51)           (.52)           (.55)           (.58)(e)           (.49)
 Net realized gains .........................             --            (.07)           (.13)             --                 --
                                                   -------------------------------------------------------------------------------
Total distributions .........................           (.51)           (.59)           (.68)           (.58)              (.49)
                                                   -------------------------------------------------------------------------------
Net asset value, end of year ................      $   10.81       $   11.76       $   11.80       $   11.59          $   11.69
                                                   ===============================================================================
Total return(b) .............................          (3.78)%          4.74%           7.86%           4.22%              7.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $  27,253       $  26,271       $  13,937       $   6,378          $   2,759
Ratios to average net assets:
 Expenses ...................................           1.24%           1.24%           1.25%           1.25%              1.26%(c)
 Net investment income ......................           4.60%           4.44%           4.59%           4.96%              5.06%(c)
Portfolio turnover rate .....................          25.75%           6.80%          30.46%          29.22%             10.29%

(a)  Based on average shares outstanding effective February 29, 2000.
(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c)  Annualized
(d)  For the period May 1, 1995 (effective date) to February 29, 1996 for Class
     C.
(e) Includes distributions in excess of net investment income in the amount of $.001.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000


                                                                                                 PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.1%
Ashburnham and Westminister Regional School District, MBIA Insured, 6.00%, 12/15/13 ......      $ 2,700,000     $  2,814,642
Attleboro Municipal Purpose GO, AMBAC Insured, 6.00%,
    7/01/11 ..............................................................................        1,045,000        1,083,801
    7/01/12 ..............................................................................        1,045,000        1,091,785
    7/01/13 ..............................................................................          685,000          712,674
    7/01/14 ..............................................................................          755,000          783,441
Blackstone-Milville School District, AMBAC Insured, Pre-Refunded, 6.50%,
    5/01/08 ..............................................................................          705,000          743,486
    5/01/09 ..............................................................................          750,000          790,943
    5/01/10 ..............................................................................          795,000          838,399
Boston Revenue, Boston City Hospital, Refunding, Series B, MBIA Insured, 5.75%, 2/15/23 ..       10,500,000       10,061,310
Central Berkshire GO, School District, MBIA Insured, Pre-Refunded, 7.25%, 6/01/08 ........        1,095,000        1,125,047
Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 ...................        1,750,000        1,600,585
Dudley Charleston Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ....        3,140,000        2,857,055
Framingham Housing Authority Mortgage Revenue, Beaver Terrace Apartments, Series A, GNMA
   Secured, 6.65%, 2/20/32 ...............................................................        1,650,000        1,705,127
Greenfield GO, MBIA Insured, Pre-Refunded, 6.50%,
    10/15/08 .............................................................................          500,000          523,735
    10/15/09 .............................................................................          500,000          523,735
Holyoke GO, School Project Loans, MBIA Insured, Pre-Refunded, 8.05%, 6/15/04 .............        1,000,000        1,098,600
Hudson GO, MBIA Insured, 6.00%,
    5/15/13 ..............................................................................          250,000          259,658
    5/15/14 ..............................................................................          240,000          248,885
Kingston GO, FGIC Insured, 5.50%, 11/15/19 ...............................................        2,055,000        1,952,908
Lenox GO, Refunding, AMBAC Insured,
    6.60%, 10/15/11 ......................................................................        1,000,000        1,042,950
    6.625%, 10/15/15 .....................................................................          500,000          522,145
Leominster GO, MBIA Insured, Pre-Refunded, 7.50%, 4/01/09 ................................          450,000          460,179
Lowell GO, FGIC Insured, 5.85%, 2/15/20 ..................................................        1,595,000        1,578,284
Ludlow GO, School Project, Limited Tax, MBIA Insured,
    7.30%, 11/01/07 ......................................................................          210,000          237,554
    7.30%, 11/01/08 ......................................................................          210,000          239,163
    7.40%, 11/01/09 ......................................................................          210,000          242,472
Lynn Water and Sewer Commission General Revenue, Series A,
    FSA Insured, 5.125%, 12/01/17 ........................................................        3,000,000        2,738,760
    MBIA Insured, Pre-Refunded, 7.25%, 12/01/10 ..........................................        4,000,000        4,171,120
Mansfield Municipal Purpose Loan, FGIC Insured, 5.125%, 8/15/17 ..........................        1,685,000        1,533,586
Mashpee Water District GO, MBIA Insured, 6.40%, 10/15/12 .................................          500,000          525,725
Massachusetts Bay Transportation Authority COP, BIG Insured, 7.75%, 1/15/06 ..............        2,500,000        2,743,225
Massachusetts Bay Transportation Authority Revenue, General Transportation System,
    Series C, FGIC Insured, 5.25%, 3/01/15 ...............................................        2,000,000        1,892,720
    Series D, MBIA Insured, 5.00%, 3/01/27 ...............................................        5,000,000        4,212,700
Massachusetts Education Loan Authority Revenue, Issue D, Series A, MBIA Insured,
  7.25%, 1/01/09 .........................................................................        1,560,000        1,605,817
Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Series D,
  MBIA Insured, 6.125%, 7/01/19 ..........................................................        4,395,000        4,430,160
Massachusetts State GO, Series B,
    AMBAC Insured, 6.50%, 8/01/11 ........................................................        1,665,000        1,727,271
    MBIA Insured, 6.50%, 8/01/11 .........................................................          855,000          886,977
Massachusetts State Health and Educational Facilities Authority Revenue,
    Bay State Medical Center, Refunding, Series D, FGIC Insured, 6.00%, 7/01/15 ..........        1,500,000        1,512,075
    Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ......................        3,500,000        3,476,760
    Berkshire Health System, Series D, MBIA Insured, 6.00%, 10/01/19 .....................        5,500,000        5,493,400
    Beverly Hospital, Lot 1, Refunding, Series D, MBIA Insured, 7.30%, 7/01/13 ...........        1,900,000        1,930,951
    Boston College, Series J, FGIC Insured, 6.625%, 7/01/21 ..............................           20,000           20,545
    Boston College, Series J, FGIC Insured, Pre-Refunded, 6.625%, 7/01/21 ................        2,230,000        2,331,688
    Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ............        1,000,000          880,210
    Children's Hospital, Refunding, Series E, AMBAC Insured, 6.20%, 10/01/16 .............        2,200,000        2,233,044
    Community College Program, Series A, Connie Lee Insured, Pre-Refunded, 6.50%, 10/01/09        1,000,000        1,060,160
    Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/18 ..................        5,595,000        5,264,615
    Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/25 ..................        7,720,000        7,047,511


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                                 PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Massachusetts State Health and Educational Facilities Authority Revenue, (cont.)
    Dana-Farber Cancer Institute, Refunding, Series F, FGIC Insured, 6.00%, 12/01/15 ......     $ 1,000,000     $  1,008,580
    Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 ..................      26,730,000       24,057,000
    Massachusetts General Hospital, Refunding, Series F, AMBAC Insured, 6.00%, 7/01/15 ....       2,500,000        2,520,125
    Massachusetts General Hospital, Series F, AMBAC Insured, Pre-Refunded, 6.25%, 7/01/20 .       9,000,000        9,549,990
    McLean Hospital, Series C, FGIC Insured, Pre-Refunded, 6.625%, 7/01/15 ................       1,280,000        1,355,725
    Milton Hospital, Series B, MBIA Insured, 7.00%, 7/01/16 ...............................       2,400,000        2,458,464
    Mt. Auburn Hospital, Series B-1, MBIA Insured, 6.30%, 8/15/24 .........................       6,500,000        6,568,185
    New England Deaconess Hospitals, Series D, AMBAC Insured, Pre-Refunded, 6.875%, 4/01/22       1,895,000        2,010,008
    Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/18 .....................       1,300,000        1,297,010
    Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/25 .....................       6,750,000        6,654,285
    Northeastern University, Series D, AMBAC Insured, 7.125%, 10/01/10 ....................       1,250,000        1,292,013
    Northeastern University, Series E, MBIA Insured, 6.55%, 10/01/22 ......................       3,900,000        4,003,311
    Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ...................       5,000,000        4,447,450
    Series I, MBIA Insured, 6.125%, 7/01/17 ...............................................         610,000          616,966
    Series I, MBIA Insured, Pre-refunded, 6.125%, 7/01/17 .................................         640,000          670,893
    Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 .............................       2,600,000        2,242,656
    Springfield College, AMBAC Insured, 5.00%, 10/15/27 ...................................       2,500,000        2,093,525
    Stonehill College, MBIA Insured, 6.55%, 7/01/12 .......................................         495,000          520,106
    Stonehill College, Series D, AMBAC Insured, Pre-Refunded, 7.65%, 7/01/10 ..............       1,025,000        1,057,093
    Stonehill College, Series D, AMBAC Insured, Pre-Refunded, 7.70%, 7/01/20 ..............         515,000          531,207
    Stonehill College, Series E, MBIA Insured, 6.60%, 7/01/20 .............................       1,550,000        1,612,310
    Stonehill College, Series E, MBIA Insured, Pre-Refunded, 6.55%, 7/01/12 ...............         395,000          417,724
    Stonehill College, Series E, MBIA Insured, Pre-Refunded, 6.60%, 7/01/20 ...............       1,450,000        1,534,999
    Stonehill College, Series F, AMBAC Insured, 5.75%, 7/01/26 ............................       1,690,000        1,629,937
    Suffolk University, Series B, Connie Lee Insured, 6.35%, 7/01/22 ......................       3,000,000        3,041,460
    Tufts University, FGIC Insured, 5.95%, 8/15/18 ........................................       5,000,000        5,005,600
    University Hospital, Series C, MBIA Insured, Pre-Refunded, 7.25%, 7/01/19 .............       1,500,000        1,544,535
    Wellesley College, Series F, 5.125%, 7/01/39 ..........................................       5,000,000        4,203,700
    Williams College, Series F, MBIA Insured, 5.50%, 7/01/26 ..............................       2,500,000        2,298,300
Massachusetts State HFA,
    Housing Revenue, SF, Series 53, MBIA Insured, 6.15%, 12/01/29 .........................       2,500,000        2,452,875
    Housing Revenue, SF, Series 57, MBIA Insured, 5.55%, 6/01/25 ..........................       4,835,000        4,399,415
    Housing Revenue, SFMR, Series 18, MBIA Insured, 7.35%, 12/01/16 .......................         895,000          919,953
    MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%, 4/01/21 .................         430,000          474,449
Massachusetts State HFAR, SFHR, Series 59, AMBAC Insured, 5.50%, 12/01/30 ................        4,915,000        4,369,042
Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at
  Taunton Project, GNMA Secured, 5.50%, 6/20/40 ...........................................       2,000,000        1,753,480
Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket
  Electric Co., Series A, AMBAC Insured, 5.875%, 7/01/17 ..................................       4,000,000        3,984,560
Massachusetts State Industrial Finance Agency Revenue,
    Babson College, Series A, MBIA Insured, Pre-Refunded, 6.50%, 10/01/22 .................       3,105,000        3,291,797
    Combined Jewish Philanthropies, Refunding, Series A, AMBAC Insured, 6.375%, 2/01/15 ...       2,010,000        2,075,124
    Simons Rock College, AMBAC Insured, 5.50%, 6/01/17 ....................................       1,000,000          961,160
    Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 ....................................       1,560,000        1,449,895
    St. Marks School Issue, MBIA Insured, 5.375%, 1/01/21 .................................       2,665,000        2,480,156
    Suffolk University, AMBAC Insured, 5.25%, 7/01/17 .....................................       3,510,000        3,259,456
    Suffolk University, AMBAC Insured, 5.25%, 7/01/27 .....................................       4,000,000        3,534,080
    Trustees Deerfield Academy, 5.25%, 10/01/27 ...........................................       2,800,000        2,483,488
    Western New England College, AMBAC Insured, 5.00%, 7/01/28 ............................       4,000,000        3,385,560
    WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 .................       4,000,000        3,387,960
    Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 .............       3,720,000        3,438,582
    Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ...       3,500,000        3,306,310
    Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27 ..       4,000,000        3,460,440
Massachusetts State Port Authority Revenue,
    Series A, FGIC Insured, 7.50%, 7/01/20 ................................................       3,980,000        4,083,719
    Series A, FGIC Insured, Pre-Refunded, 7.50%, 7/01/20 ..................................       1,220,000        1,256,990
    Series A, FSA Insured, 5.125%, 7/01/17 ................................................       5,000,000        4,564,000


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                                 PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Massachusetts State Port Authority Revenue, (cont.)
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 ...................      $ 2,215,000     $  2,089,122
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 ...................        2,610,000        2,429,623
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/27 ...................        1,500,000        1,375,935
    Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 ....................        7,450,000        7,008,290
    Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 ....................        3,000,000        2,772,840
    US Airways Project, MBIA Insured, 6.00%, 9/01/21 .....................................        2,000,000        1,980,940
    US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ..........................        4,500,000        4,341,825
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Series A, MBIA
    Insured, 5.00%, 1/01/37 ..............................................................       10,000,000        8,267,900
    sub. lien, Series B, MBIA Insured, 5.25%, 1/01/29 ....................................        5,000,000        4,416,200
    sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ........................       10,000,000        8,448,200
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts Water Revenue
    Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ...........................        5,000,000        4,814,600
Massachusetts State Water Resources Authority Revenue, Refunding, Series B, MBIA Insured,
    5.00%, 3/01/22 .......................................................................        1,500,000        1,283,865
    (b)Series A, FGIC Insured, 5.75%, 8/01/39 ............................................        8,000,000        7,640,640
Melrose Municipal Purpose GO, MBIA Insured,
    6.00%, 8/15/11 .......................................................................          200,000          207,558
    6.05%, 8/15/12 .......................................................................          200,000          207,546
    6.10%, 8/15/13 .......................................................................          200,000          209,082
    6.10%, 8/15/14 .......................................................................          200,000          208,750
Millis School Project GO, Unlimited Tax, AMBAC Insured, 7.40%,
    5/01/06 ..............................................................................          270,000          276,421
    5/01/07 ..............................................................................          270,000          276,402
    5/01/08 ..............................................................................          270,000          276,434
Norfolk GO, AMBAC Insured, 6.00%,
    1/15/10 ..............................................................................          450,000          462,938
    1/15/11 ..............................................................................          425,000          437,584
    1/15/12 ..............................................................................          375,000          387,728
    1/15/13 ..............................................................................          300,000          310,962
North Andover Municipal Purpose GO, Limited Tax, MBIA Insured, 7.40%, 9/15/09 ............          300,000          312,567
North Attleborough GO, Limited Tax, AMBAC Insured, Pre-Refunded, 7.20%, 6/01/09 ..........          125,000          128,415
Plymouth County COP, Correctional Facility Project, AMBAC Insured, 5.00%, 4/01/22 ........        3,500,000        3,014,824
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured, 7.65%, 10/15/22 ..........           85,000           87,347
Salem GO, AMBAC Insured,
    6.70%, 8/15/05 .......................................................................          425,000          443,067
    6.80%, 8/15/07 .......................................................................          500,000          521,655
Somerville Housing Authority Revenue, Clarendon Hill, GNMA Secured, 7.95%, 11/20/30 ......        3,000,000        3,069,990
South Essex Sewer District GO,
    AMBAC Insured, 6.25%, 11/01/11 .......................................................          330,000          342,550
    Series B, MBIA Insured, Pre-Refunded, 7.00%, 6/01/24 .................................        2,800,000        3,067,064
Southbridge GO, AMBAC Insured, 6.375%, 1/01/12 ...........................................        2,375,000        2,478,811
Whately GO, AMBAC Insured,
    6.20%, 1/15/07 .......................................................................          215,000          222,824
    6.30%, 1/15/08 .......................................................................          215,000          223,280
    6.40%, 1/15/10 .......................................................................          200,000          208,308
Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 .........................        1,335,000        1,358,469
Worcester Municipal Purpose Loan, Refunding, Series A, AMBAC Insured, 5.25%, 8/01/16 .....        1,410,000        1,315,812
                                                                                                                ------------
TOTAL LONG TERM INVESTMENTS (COST $338,569,280) ..........................................                       330,799,599
                                                                                                                ------------

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                                 PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                               AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
(a)SHORT TERM INVESTMENTS 2.2%
Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
  Program, Series D, MBIA Insured, Daily VRDN and Put, 3.80%, 1/01/35 (COST $7,325,000)         $ 7,325,000     $  7,325,000
                                                                                                                ------------
TOTAL INVESTMENTS (COST $345,894,280) 101.3% ..........................................                          338,124,599
OTHER ASSETS, LESS LIABILITIES (1.3)% .................................................                           (4,341,184)
                                                                                                                ------------
NET ASSETS 100.0% .....................................................................                         $333,783,415
                                                                                                                ============


See glossary of terms on page 94.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS


FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

                                                                                     YEAR ENDED FEBRUARY 29,
                                                         ---------------------------------------------------------------------------
CLASS A                                                   2000(d)            1999          1998          1997             1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................   $    12.28       $    12.20    $    12.00    $    12.09       $    11.76
                                                        ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..............................          .60              .61           .63           .66              .68
 Net realized and unrealized gains (losses) .........         (.91)             .13           .34          (.09)             .34
                                                        ----------------------------------------------------------------------------
Total from investment operations ....................         (.31)             .74           .97           .57             1.02
                                                        ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ..............................         (.60)            (.61)         (.63)         (.66)(e)         (.69)(f)
 In excess of net investment income .................           --               --          (.01)           --               --
 Net realized gains .................................           -- (g)         (.05)         (.13)           --               --
                                                        ----------------------------------------------------------------------------
Total distributions .................................         (.60)            (.66)         (.77)         (.66)            (.69)
                                                        ----------------------------------------------------------------------------
Net asset value, end of year ........................   $    11.37       $    12.28    $    12.20    $    12.00       $    12.09
                                                        ============================================================================

Total return(b) .....................................        (2.57)%           6.23%         8.37%         4.90%            8.86%

Ratios/supplemental data
Net assets, end of year (000's) .....................   $1,057,787       $1,161,345    $1,142,565    $1,111,537       $1,115,454
Ratios to average net assets:
 Expenses ...........................................          .63%             .63%          .63%          .62%             .62%
 Net investment income ..............................         5.10%            4.98%         5.24%         5.52%            5.65%
Portfolio turnover rate .............................        13.73%            7.37%        20.08%        30.03%            9.38%

CLASS B
-------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the period)
Net asset value, beginning of period ................   $    11.31
                                                        ----------

Income from investment operations:
 Net investment income ..............................          .05
 Net realized and unrealized gains ..................          .07
                                                        ----------
Total from investment operations ....................          .12
                                                        ----------
Less distributions from net investment income .......         (.05)
                                                        ----------
Net asset value, end of period ......................   $    11.38
                                                        ==========
Total return(b) .....................................         1.11%

Ratios/supplemental data
Net assets, end of period (000's) ...................   $      228
Ratio to average net assets:
 Expenses ...........................................         1.19%(c)
 Net investment income ..............................         4.88%(c)
Portfolio turnover rate .............................        13.73%

(a)  Based on average shares outstanding effective February 29, 2000.
(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c)  Annualized
(d) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
(e) Includes distributions in excess of net investment income in the amount of $.002.
(f) Includes distributions in excess of net investment income in the amount of $.001.
(g)  The fund made a capital gain distribution of $.0003.


FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                   YEAR ENDED FEBRUARY 29,
                                                          ----------------------------------------------------------------------
CLASS C                                                      2000           1999           1998           1997          1996(d)
                                                          ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $    12.36     $    12.27     $    12.07     $    12.14     $    11.77
                                                          ----------     ----------     ----------     ----------     ----------

Income from investment operations:
 Net investment income ................................          .54            .55            .57            .59            .51
 Net realized and unrealized gains (losses) ...........         (.92)           .13            .33           (.07)           .37
                                                          ----------     ----------     ----------     ----------     ----------
Total from investment operations ......................         (.38)           .68            .90            .52            .88
                                                          ----------     ----------     ----------     ----------     ----------
Less distributions from:
 Net investment income ................................         (.53)          (.54)          (.57)          (.59)          (.51)
 Net realized gains ...................................        -- (e)          (.05)          (.13)          --             --
                                                          ----------     ----------     ----------     ----------     ----------
Total distributions ...................................         (.53)          (.59)          (.70)          (.59)          (.51)
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ..........................   $    11.45     $    12.36     $    12.27     $    12.07     $    12.14
                                                          ==========     ==========     ==========     ==========     ==========

Total return(b) .......................................        (3.11)%         5.71%          7.70%          4.44%          7.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $   49,038     $   49,970     $   32,873     $   20,162     $    6,683
Ratios to average net assets:
 Expenses .............................................         1.19%          1.19%          1.20%          1.19%          1.20%(c)
 Net investment income ................................         4.54%          4.42%          4.67%          4.94%          5.03%(c)
Portfolio turnover rate ...............................        13.73%          7.37%         20.08%         30.03%          9.38%

(a) Based on average shares outstanding effective February 29, 2000.
(b) Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.
(c) Annualized
(d) For the period May 1, 1995 (effective date) to February 29, 1996 for Class
    C.
(e) The fund made a capital gain distribution of $.0003.



                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.8%
Allegan Public School, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 .........................         $ 4,165,000         $ 4,305,194
Allendale Public School, MBIA Insured,
   5.875%, 5/01/14 .........................................................................           1,335,000           1,349,632
   School Building, Pre-Refunded, 6.00%, 5/01/24 ...........................................           3,750,000           3,928,200
Almont Community Schools, FGIC Insured, 5.50%, 5/01/26 .....................................           1,925,000           1,793,792
Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 ......................           1,665,000           1,708,739
Anchor Bay GO, School Building and Site Project, Series I, FGIC Insured, 6.00%, 5/01/29 ....           2,000,000           1,991,620
Anchor Bay School District, MBIA Insured, Pre-Refunded, 5.50%, 5/01/26 .....................           7,380,000           7,519,261
Avondale School District, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ......................           4,000,000           4,134,640
Bath Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/25 ......................           1,625,000           1,695,590
Battle Creek Downtown Development Authority, Refunding, MBIA Insured, 5.125%, 5/01/20 ......           4,500,000           4,008,870
Berkley City School District, FGIC Insured, Pre-Refunded, 6.00%, 1/01/19 ...................           2,125,000           2,227,999
Big Rapids Public School District, Building and Site, FGIC Insured, Pre-Refunded,
   5.625%, 5/01/25 .........................................................................           1,470,000           1,519,907
Brandon School District, FGIC Insured, Pre-Refunded, 5.875%,
   5/01/16 .................................................................................           5,540,000           5,795,782
   5/01/26 .................................................................................           7,000,000           7,323,190
Breitung Township School District GO,
   FSA Insured, Pre-Refunded, 7.20%, 5/01/19 ...............................................           6,000,000           6,030,300
   Refunding, MBIA Insured, 6.30%, 5/01/15 .................................................           2,935,000           3,017,708
Byron Center Public Schools,
   MBIA Insured, Pre-Refunded, 5.875%, 5/01/24 .............................................           5,115,000           5,346,147
   Refunding, MBIA Insured, 5.875%, 5/01/24 ................................................             135,000             132,679
Cadillac Area Public Schools GO, FGIC Insured,
   5.50%, 5/01/22 ..........................................................................           2,605,000           2,449,299
   Pre-Refunded, 5.50%, 5/01/22 ............................................................           2,770,000           2,823,350
Caledonia Community Schools,
   MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 ..............................................           4,500,000           4,678,110
   Refunding, AMBAC Insured, 6.625%, 5/01/14 ...............................................           3,750,000           3,935,700
   Refunding, AMBAC Insured, 5.50%, 5/01/22 ................................................           1,500,000           1,410,345
Calumet, Laurium and Keweenaw Public Schools GO, FSA Insured, Pre-Refunded,
   5.875%, 5/01/20 .........................................................................             875,000             916,081
Cedar Springs Public School District, MBIA Insured, Pre-Refunded, 5.875%,
   5/01/19 .................................................................................           2,425,000           2,538,854
   5/01/24 .................................................................................           3,875,000           4,049,491
Central Michigan University Revenue, FGIC Insured,
   5.00%, 10/01/27 .........................................................................             500,000             420,015
   Pre-Refunded, 5.625%, 10/01/22 ..........................................................           2,500,000           2,575,025
Central Montcalm Public School GO, MBIA Insured, 6.00%, 5/01/29 ............................           1,400,000           1,394,134
Charlotte Public School District GO, FGIC Insured, 5.375%, 5/01/29 .........................           5,000,000           4,552,500
Chelsea School District, FGIC Insured, Pre-Refunded, 5.875%, 5/01/25 .......................           3,140,000           3,281,897
Chippewa County Hospital Financing Authority Revenue, Chippewa County War
   Memorial Hospital, Refunding, Series B,  5.625%, 11/01/14 ...............................             650,000             553,436
Coldwater Community Schools, MBIA Insured, Pre-Refunded,
   6.20%, 5/01/15 ..........................................................................           1,100,000           1,169,421
   6.30%, 5/01/23 ..........................................................................           1,700,000           1,813,611
De Witt Public Schools, AMBAC Insured, Pre-Refunded,
   5.70%, 5/01/21 ..........................................................................           6,905,000           7,116,984
   5.50%, 5/01/26 ..........................................................................           5,500,000           5,603,785
Dearborn EDC Hospital Revenue, Oakwood Obligation Group,
   Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 .......................................           1,000,000             887,010
   Series A, FGIC Insured, 5.75%, 11/15/15 .................................................             100,000              98,468
   Series A, FGIC Insured, 5.875%, 11/15/25 ................................................             500,000             485,440
Detroit GO, City School District, Series A, AMBAC Insured, Pre-Refunded,
   5.70%, 5/01/25 ..........................................................................          14,000,000          14,620,900
Detroit Local Development Finance Authority, Refunding, Series A, 5.375%, 5/01/21 ..........             100,000              90,449
Detroit Sewage Disposal Revenue,
   Refunding, Series B, MBIA Insured, 5.25%, 7/01/21 .......................................          12,585,000          11,317,061
   Series A, MBIA Insured, 5.50%, 7/01/20 ..................................................             215,000             201,253
   Series A, MBIA Insured, 5.00%, 7/01/27 ..................................................          20,000,000          16,811,000

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 Detroit Water Supply System Revenue,
    FGIC Insured, Pre-Refunded, 7.25%, 7/01/20 ...............................................        $ 3,500,000        $ 3,604,755
    Refunding, FGIC Insured, ETM, 6.25%, 7/01/12 .............................................          5,000,000          5,222,200
    Series A, MBIA Insured, 5.00%, 7/01/27 ...................................................          5,750,000          4,833,163
 Detroit/Wayne County Stadium Authority, FGIC Insured, 5.25%, 2/01/27 ........................          5,500,000          4,839,395
 Dexter Community Schools, Refunding, AMBAC Insured, 5.70%, 5/01/14 ..........................          1,050,000          1,052,226
 East Detroit School District GO, FGIC Insured,
    6.10%, 5/01/16 ...........................................................................          1,025,000          1,045,121
    Pre-Refunded, 6.10%, 5/01/16 .............................................................          4,975,000          5,263,152
(b) East Grand Rapids Public School District, FSA Insured, 6.00%, 5/01/29 ....................          4,775,000          4,754,993
 Eastern Michigan University Revenue,
    FGIC Insured, 5.50%, 6/01/27 .............................................................          9,100,000          8,412,131
    Refunding, AMBAC Insured, 6.375%, 6/01/14 ................................................          1,000,000          1,021,890
 Ecorse Public School District, FGIC Insured, 5.50%, 5/01/17 .................................          5,000,000          4,832,650
 Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured,
    5.75%, 2/15/25 ...........................................................................            100,000             94,927
 Farmington Hills Hospital Finance Authority Revenue, Botsford General Hospital,
 Refunding, Series A, MBIA Insured, Pre-Refunded,  7.10%, 2/15/14 ............................         10,140,000         10,600,863
 Ferndale School District GO,
    FGIC Insured, 5.50%, 5/01/22 .............................................................          4,525,000          4,254,541
    Refunding, FGIC Insured, 5.375%, 5/01/21 .................................................          4,185,000          3,864,052
 Ferris State College Revenue, AMBAC Insured, Pre-Refunded,
    6.15%, 10/01/14 ..........................................................................          1,000,000          1,059,710
    6.25%, 10/01/19 ..........................................................................          1,000,000          1,062,960
 Ferris State University Revenue, AMBAC Insured, Pre-Refunded,
    5.75%, 10/01/17 ..........................................................................          2,500,000          2,600,825
    5.85%, 10/01/22 ..........................................................................          2,500,000          2,615,475
    5.90%, 10/01/26 ..........................................................................          6,840,000          7,176,049
 Fowlerville Community School District, MBIA Insured, Pre-Refunded, 5.60%, 5/01/21 ...........          2,000,000          2,049,580
 Gladstone Area Public Schools GO, AMBAC Insured,
    5.50%, 5/01/26 ...........................................................................            695,000            647,629
    Pre-Refunded, 5.50%, 5/01/26 .............................................................            805,000            820,190
 Gogebic-Iron Wastewater Authority Wastewater Treatment System Revenue,
    Refunding, MBIA Insured, 5.95%, 1/01/15 ..................................................          1,015,000          1,025,485
 Grand Haven Area Public Schools GO,
    MBIA Insured, Pre-Refunded, 6.05%, 5/01/14 ...............................................          4,540,000          4,778,305
    Refunding, MBIA Insured, 6.05%, 5/01/14 ..................................................            460,000            468,919
 Grand Ledge Public School District GO,
    MBIA Insured, Pre-Refunded, 6.60%, 5/01/24 ...............................................         10,000,000         10,779,900
    Refunding, MBIA Insured, 5.375%, 5/01/24 .................................................         12,605,000         11,545,676
 Grand Rapids Downtown Development Authority Tax Increment Revenue,
MBIA Insured, 6.875%, 6/01/24 ................................................................          7,500,000          7,933,725
 Grand Traverse County Building Authority GO, AMBAC Insured,
 Pre-Refunded, 5.75%, 9/01/15 ................................................................          1,700,000          1,761,812
 Grand Traverse County Hospital Revenue, Munson Healthcare, Series A, AMBAC Insured,
    6.25%, 7/01/12 ...........................................................................            815,000            841,659
    6.25%, 7/01/22 ...........................................................................          2,395,000          2,406,424
    Pre-Refunded, 6.25%, 7/01/12 .............................................................          1,685,000          1,769,772
    Pre-Refunded, 6.25%, 7/01/22 .............................................................          5,505,000          5,781,957
 Greenville Public School Building GO, MBIA Insured, Pre-Refunded, 5.75%, 5/01/19 ............          2,010,000          2,086,822
 Grosse-Ile Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ..........          5,250,000          5,504,415
 Hamilton Community School District GO, Refunding, FGIC Insured, 5.00%, 5/01/24 ..............          2,000,000          1,709,540
 Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%, 8/01/47 ....          4,400,000          3,855,104
 Harrison Community Schools GO, AMBAC Insured, Pre-Refunded, 6.25%, 5/01/13 ..................          4,715,000          5,021,334
 Haslett Public School District GO,
    FSA Insured, Pre-Refunded, 7.50%, 5/01/20 ................................................          4,000,000          4,061,840
    MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 ...............................................          3,900,000          4,019,730
    Refunding, FSA Insured, 6.625%, 5/01/19 ..................................................          3,875,000          4,055,498
Hastings School District GO, FGIC Insured, Pre-Refunded, 5.625%, 5/01/15 .....................          1,000,000          1,033,951
Holland School District GO, Refunding, AMBAC Insured, 6.375%, 5/01/10 ........................          2,000,000          2,076,140
Holly Area School District GO, FGIC Insured, Pre-Refunded, 5.625%, 5/01/25 ...................          7,150,000          7,392,743

                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
    5.70%, 5/01/21 .......................................................................          $ 4,000,000          $ 4,122,801
    5.50%, 5/01/26 .......................................................................            1,000,000            1,018,870
 Houghton-Portage Township School District GO, Refunding, AMBAC Insured,
    6.00%, 5/01/14 .......................................................................            2,000,000            2,032,120
 Howell Public Schools GO,
    MBIA Insured, 5.875%, 5/01/22 ........................................................            2,000,000            1,971,800
    MBIA Insured, 6.00%, 5/01/25 .........................................................            1,600,000            1,595,728
 Hudsonville Public Schools GO, Series B, FGIC Insured, Pre-Refunded,
    6.05%, 5/01/19 .......................................................................            2,000,000            2,115,080
    6.10%, 5/01/24 .......................................................................            2,000,000            2,118,800
 Huron Valley School District GO,
    FGIC Insured, Pre-Refunded, 5.875%, 5/01/16 ..........................................              100,000              104,106
    FGIC Insured, Pre-Refunded, 5.75%, 5/01/22 ...........................................            2,450,000            2,532,467
    Refunding, FGIC Insured, 6.125%, 5/01/20 .............................................           11,535,000           11,622,435
 Jenison Public Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ...................              130,000              135,153
 Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
    Borgess Medical Center, Series A, AMBAC Insured, 5.625%, 6/01/14 .....................            3,805,000            3,780,686
    Bronson Methodist Hospital, Refunding and Improvement, MBIA Insured,
    5.875%, 5/15/26 ......................................................................           26,165,000           25,297,630
    Bronson Methodist Hospital, Refunding and Improvement,
    Series A, MBIA Insured, Pre-Refunded, 6.25%, 5/15/12 .................................            5,000,000            5,293,600
    Bronson Methodist Hospital, Refunding and Improvement, Series A,
    MBIA Insured, Pre-Refunded, 6.375%, 5/15/17 ..........................................            2,460,000            2,613,455
    Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 ..................              250,000              229,123
    Bronson Methodist Hospital, Refunding, MBIA Insured, 5.50%, 5/15/28 ..................           14,500,000           13,118,440
 Kelloggsville Public School District GO, FGIC Insured, Pre-Refunded,
    5.75%, 5/01/13 .......................................................................            1,000,000            1,039,500
 Kenowa Hills Public Schools, MBIA Insured, 5.875%,
    5/01/21 ..............................................................................            1,510,000            1,492,756
    5/01/26 ..............................................................................            9,000,000            8,828,280
 Kent County Building Authority GO, 5.00%, 6/01/26 .......................................           21,885,000           18,777,330
 Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System,
    Series A, MBIA Insured, Pre-Refunded, 5.625%, 1/15/26 ................................           15,500,000           16,073,655
 Lake Orion Community School District GO, Refunding, AMBAC Insured, 5.50%, 5/01/20 .......            2,200,000            2,086,920
 Lake Shore Public Schools GO, Macomb County, FSA Insured, 5.50%,
    5/01/17 ..............................................................................            4,000,000            3,866,120
    5/01/20 ..............................................................................            2,000,000            1,897,200
 Lake Superior State University Revenue, AMBAC Insured, Pre-Refunded, 6.375%,
    11/15/15 .............................................................................            1,500,000            1,613,010
 Lakeshore Public Schools GO, Berrien County, MBIA Insured, 5.70%, 5/01/22 ...............            3,000,000            2,893,740
 Lakeview Community Schools GO,
    FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ...........................................              100,000              103,366
    Refunding, MBIA Insured, 6.75%, 5/01/13 ..............................................            1,500,000            1,560,570
 Lakewood Public Schools GO, MBIA Insured,
    5.375%, 5/01/20 ......................................................................            3,300,000            3,082,266
    5.75%, 5/01/22 .......................................................................              800,000              776,536
 Lansing Building Authority, Refunding, MBIA Insured, 5.60%, 6/01/19 .....................            1,470,000            1,396,838
 Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health
    Alliance, Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 .........................            2,115,000            1,902,675
 Leslie Public Schools GO, Ingham and Jackson Counties, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/25 .........................................................            3,500,000            3,677,835
 Lincoln Consolidated School District GO,
    FGIC Insured, Pre-Refunded, 5.85%, 5/01/21 ...........................................              130,000              136,513
    FSA Insured, 5.00%, 5/01/28 ..........................................................            1,000,000              845,510
    Refunding, FGIC Insured, 5.85%, 5/01/21 ..............................................               10,000                9,856
 Lincoln Park School District,
    FGIC Insured, Pre-Refunded, 5.85%, 5/01/15 ...........................................            2,885,000            3,014,421
    FGIC Insured, Pre-Refunded, 5.90%, 5/01/26 ...........................................            6,050,000            6,337,254
    Refunding, FGIC Insured, 5.00%, 5/01/26 ..............................................              400,000              340,912
 Marquette City Hospital Finance Authority Revenue, Marquette General Hospital,
    Refunding, Series D, FSA Insured,
    5.875%, 4/01/11 ......................................................................            4,525,000            4,595,907
    6.10%, 4/01/19 .......................................................................            5,225,000            5,244,489
 Marysville Public School District, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ...........            1,100,000            1,142,042
 Mason Public School District GO, FGIC Insured, 5.40%, 5/01/21 ...........................            1,400,000            1,304,702

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 Menominee Area Public School District GO, Refunding, AMBAC Insured, 6.00%,
    5/01/20 ..............................................................................          $ 2,675,000          $ 2,681,795
 Merrill Community School District GO, FGIC Insured, 5.60%, 5/01/26 ......................            4,000,000            4,099,160
 Michigan Higher Education Student Loan Authority Revenue, Series XIII-A,
    MBIA Insured,
    7.40%, 10/01/04 ......................................................................            1,360,000            1,397,318
    7.55%, 10/01/08 ......................................................................              610,000              626,232
 Michigan Municipal Board Authority Revenue,
    AMBAC Insured, 6.80%, 11/01/23 .......................................................              280,000              296,369
    Series G, AMBAC Insured, Pre-Refunded, 6.80%, 11/01/23 ...............................              545,000              595,380
 Michigan Municipal Bond Authority Revenue,
    Local Government Loan Program Revenue Sharing, 5.20%, 11/01/19 .......................              330,000              292,426
    Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ...............            3,790,000            3,916,586
    Series B, AMBAC Insured, 6.75%, 11/01/14 .............................................            1,010,000            1,079,458
    Series B, AMBAC Insured, 6.80%, 11/01/14 .............................................            1,135,000            1,215,369
    Series G, AMBAC Insured, Pre-Refunded, 6.75%, 11/01/14 ...............................            5,480,000            5,975,282
    Series G, AMBAC Insured, Pre-Refunded, 6.80%, 11/01/14 ...............................              515,000              562,607
 Michigan State Building Authority Revenue,
    Facilities Program, Refunding, Series 1, 4.75%, 10/15/21 .............................              500,000              414,790
    Refunding, Series I, AMBAC Insured, 6.25%, 10/01/20 ..................................            1,500,000            1,512,780
    Series II, MBIA Insured, 6.25%, 10/01/20 .............................................            4,645,000            4,684,575
    Series II, MBIA Insured, ETM, 7.40%, 4/01/01 .........................................            2,140,000            2,156,264
 Michigan State Comprehensive Transportation Revenue, Series A, MBIA Insured,
    5.50%, 5/15/22 .......................................................................            4,500,000            4,189,005
 Michigan State HDA,
    Rental Housing Revenue, Series A, AMBAC Insured, 6.00%, 4/01/16 ......................              200,000              200,974
    SFMR, Refunding, Series B, 6.20%, 6/01/27 ............................................               70,000               69,446
    SFMR, Refunding, Series E, 6.20%, 12/01/27 ...........................................              295,000              291,882
    SFMR, Series A, AMBAC Insured, 5.95%, 6/01/17 ........................................            2,500,000            2,452,225
    SFMR, Series D, 5.95%, 12/01/16 ......................................................              250,000              250,143
 Michigan State Hospital Finance Authority Revenue,
    Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23 .........           15,175,000           15,145,105
    Crittenton Hospital, Series A, FGIC Insured, 6.75%, 3/01/20 ..........................            1,750,000            1,774,973
    Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
    5.50%, 8/15/24 .......................................................................           15,000,000           13,616,550
    Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
    5.25%, 8/15/27 .......................................................................           10,000,000            8,695,100
    Henry Ford Health, Refunding, Series A, 5.25%, 11/15/25 ..............................            5,000,000            4,043,250
    Holland Community Hospital, AMBAC Insured, 5.625%, 1/01/28 ...........................            3,000,000            2,783,580
    Mercy Health Services, Refunding, Series T, MBIA Insured, 5.75%, 8/15/15 .............           10,525,000           10,365,967
    Mercy Health Services, Series Q, AMBAC Insured, 5.375%, 8/15/26 ......................           12,090,000           10,786,456
    Mercy Health Services, Series R, AMBAC Insured, 5.375%, 8/15/16 ......................            1,500,000            1,408,740
    Mercy Health Services, Series R, AMBAC Insured, 5.375%, 8/15/26 ......................            1,750,000            1,561,315
    Mercy Health Services, Series U, 5.75%, 8/15/26 ......................................              300,000              270,702
    Mercy Health Services, Series W, FSA Insured, 5.25%, 8/15/27 .........................            8,605,000            7,482,134
    Mercy Health Services-X, Refunding, MBIA Insured, 6.00%, 8/15/34 .....................           11,000,000           10,597,290
    Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 .........            4,890,000            4,587,994
    Mid Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 .....            7,500,000            6,672,375
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ..........           10,375,000            8,862,014
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/26 ...........              500,000              420,185
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ...........            7,050,000            5,785,371
    Presbyterian Villages Obligation Group, 6.375%, 1/01/15 ..............................              225,000              206,118
    Presbyterian Villages Obligation Group, 6.375%, 1/01/25 ..............................            1,250,000            1,103,913
    Sparrow Obligation Group, MBIA Insured, 5.90%, 11/15/26 ..............................              100,000               96,986
    Sparrow Obligation Group, Refunding, MBIA Insured, 6.50%, 11/15/11 ...................            1,500,000            1,555,695
    St. John's Hospital, Refunding, Series A, AMBAC Insured, 6.00%, 5/15/13 ..............            3,445,000            3,535,741
    St. John's Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 5/15/14 ..............            9,545,000           10,000,010
    St. John's Hospital, Refunding, Series A, AMBAC Insured, 5.125%, 5/15/17 .............           14,500,000           13,279,970
 Michigan State Strategic Fund Limited Obligation Revenue,
    Detroit Edison Co., Pollution Project, Refunding, FGIC Insured, 6.875%, 12/01/21 .....           20,000,000           20,779,200
    Detroit Edison Co., Pollution Project, Refunding, Series AA, FGIC Insured,
    6.95%, 5/01/11 .......................................................................            5,000,000            5,629,450
    Detroit Edison Co., Pollution Project, Refunding, Series BB, AMBAC Insured,
    7.00%, 5/01/21 .......................................................................            3,000,000            3,387,720
    Detroit Edison Co., Pollution Project, Refunding, Series BB, MBIA Insured,
    6.05%, 10/01/23 ......................................................................            1,285,000            1,285,527

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 Michigan State Strategic Fund Limited Obligation Revenue, (cont.)
    Detroit Edison Co., Pollution Project, Refunding, Series BB, MBIA Insured,
    6.20%, 8/15/25 .......................................................................          $10,250,000          $10,340,713
    Detroit Edison Co., Pollution Project, Refunding, Series CC, FGIC Insured,
    6.95%, 9/01/21 .......................................................................            5,540,000            5,747,805
    Detroit Edison Co., Pollution Project, Refunding, Series CC, MBIA Insured,
    6.05%, 10/01/23 ......................................................................            5,825,000            5,827,388
    Hope Network Project, Refunding, Series B, 5.125%, 9/01/13 ...........................              600,000              559,260
    Worthington Armstrong Venture, 5.75%, 10/01/22 .......................................              350,000              314,930
 Michigan State Trunk Line,
    Refunding, Series B, AMBAC Insured, 5.50%, 10/01/21 ..................................            1,400,000            1,315,832
    Refunding, Series B, MBIA Insured, 5.50%, 10/01/21 ...................................            4,500,000            4,229,460
    Series A, FGIC Insured, 5.50%, 10/01/21 ..............................................            1,475,000            1,386,323
    Series A, FGIC Insured, Pre-Refunded, 5.625%, 11/01/20 ...............................            2,765,000            2,860,918
    Series A, FGIC Insured, Pre-Refunded, 5.80%, 11/15/24 ................................            6,000,000            6,309,000
    Series A, FGIC Insured, Pre-Refunded, 5.625%, 11/01/26 ...............................            8,990,000            9,301,863
 Monroe County PCR, Detroit Edison Co.,
    Series 1, MBIA Insured, 6.875%, 9/01/22 ..............................................            4,000,000            4,175,480
    Series 1-B, MBIA Insured, 6.55%, 9/01/24 .............................................            4,000,000            4,131,840
    Series CC, MBIA Insured, 6.55%, 6/01/24 ..............................................            1,150,000            1,186,294
 Morley-Stanwood Community Schools, Building and Site, FGIC Insured,
    Pre-Refunded, 5.625%, 5/01/21 ........................................................            2,000,000            2,067,900
 Muskegon Public Schools GO, Series 95, FGIC Insured, 5.25%,
    5/01/18 ..............................................................................            1,900,000            1,761,338
    5/01/21 ..............................................................................            2,000,000            1,816,940
 Northview Public School District GO,
    MBIA Insured, 5.80%, 5/01/21 .........................................................              235,000              230,213
    MBIA Insured, Pre-Refunded, 5.80%, 5/01/21 ...........................................            4,265,000            4,445,196
    Refunding, FGIC Insured, 5.00%, 5/01/21 ..............................................            3,450,000            2,986,458
 Novi Community School District GO,
    Building and Site, FGIC Insured, 5.30%, 5/01/21 ......................................            1,960,000            1,803,220
    FGIC Insured, Pre-Refunded, 6.125%, 5/01/18 ..........................................            4,750,000            5,009,683
 Oakland County EDC, Limited Obligation Revenue, Cranbrook Educational
    Community, Refunding, 5.00%, 11/01/17 ................................................              500,000              442,460
 Oakland, Washtenaw, etc. Counties Community College District, AMBAC Insured,
    6.65%, 5/01/11 .......................................................................            3,500,000            3,695,790
 Oakridge Public Schools GO, FSA Insured,
    5.00%, 5/01/23 .......................................................................              500,000              429,275
    5.125%, 5/01/28 ......................................................................              500,000              431,470
 Paw Paw Public School District, Building and Site, FGIC Insured, Pre-Refunded,
    5.625%, 5/01/25 ......................................................................            3,500,000            3,591,770
 Pinckney Community Schools, Livingston and Washtenaw Counties, FGIC Insured,
    5.50%, 5/01/27 .......................................................................           10,700,000            9,945,864
 Plymouth-Canton Community School District,
    Refunding, AMBAC Insured, 5.50%, 5/01/13 .............................................            4,000,000            3,977,480
    Series C, FGIC Insured, Pre-Refunded, 6.50%, 5/01/16 .................................            3,500,000            3,688,825
    Series C, MBIA Insured, Pre-Refunded, 6.50%, 5/01/16 .................................            3,000,000            3,161,850
 Port Huron School District,
    FSA Insured, Pre-Refunded, 7.25%, 5/01/15 ............................................            5,500,000            5,637,500
    Refunding, AMBAC Insured, 6.00%, 5/01/12 .............................................            4,500,000            4,592,340
 Portage Lake Water and Sewer Authority GO, Refunding, AMBAC Insured,
    6.10%, 10/01/14 ......................................................................              770,000              791,075
    6.20%, 10/01/20 ......................................................................              670,000              680,465
 Portage Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ..................            2,750,000            2,848,670
 Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A,
    FSA Insured, ETM, 8.75%, 7/01/00 .....................................................              500,000              507,835
    Pre-Refunded, 9.00%, 7/01/09 .........................................................            2,500,000            2,858,525
 Puerto Rico Commonwealth GO, Public Improvement, MBIA Insured, 6.75%, 7/01/06 ...........              830,000              840,400
 Puerto Rico Electric Power Authority Revenue, Refunding, Series U, FSA Insured,
    6.00%, 7/01/14 .......................................................................            3,400,000            3,500,470
 Puerto Rico HFC, SFMR, Portfolio No. 1, Series C, GNMA Secured, 6.85%, 10/15/23 .........            1,290,000            1,324,224
 Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ..............            8,700,000            9,078,363
 Redford USD, GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 .............................           14,090,000           14,832,543
 Rockford Public Schools GO, Refunding,
    AMBAC Insured, 5.875%, 5/01/19 .......................................................            3,900,000            3,884,088
    FGIC Insured, 5.25%, 5/01/22 .........................................................            1,250,000            1,119,275
    FGIC Insured, 5.25%, 5/01/27 .........................................................            3,000,000            2,649,810

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Rockford Public Schools GO, Refunding, (cont.)
   FSA Insured, 5.875%, 5/01/19 ..........................................................          $ 3,150,000          $ 3,137,148
   MBIA Insured, 5.875%, 5/01/12 .........................................................            1,850,000            1,876,696
   MBIA Insured, 5.875%, 5/01/19 .........................................................            1,925,000            1,917,146
Romulus Community Schools GO, Refunding, FGIC Insured, 5.75%,
   5/01/13 ...............................................................................              690,000              695,444
   5/01/17 ...............................................................................            1,200,000            1,192,140
   5/01/22 ...............................................................................            5,435,000            5,275,591
Royal Oak Hospital Finance Authority Revenue, Refunding, MBIA Insured, 6.25%, 1/01/19 ....            5,000,000            5,034,900
Saginaw Hospital Finance Authority Revenue,
   Covenant Medical Center, Refunding, Series E, MBIA Insured, 5.375%, 7/01/19 ...........            4,850,000            4,463,892
   Covenant Medical Center, Refunding, Series E, MBIA Insured, 5.50%, 7/01/24 ............            2,750,000            2,496,753
   St. Luke's Hospital Project, Refunding, Series C, MBIA Insured, 6.875%, 7/01/14 .......            5,325,000            5,516,753
   St. Luke's Hospital Project, Refunding, Series C, MBIA Insured, 6.75%, 7/01/17 ........            2,000,000            2,057,760
   St. Luke's Hospital Project, Refunding, Series C, MBIA Insured, 6.00%, 7/01/21 ........            3,875,000            3,828,733
   St. Luke's Hospital Project, Refunding, Series D, MBIA Insured, 6.50%, 7/01/11 ........            1,000,000            1,043,610
Saginaw Valley State University Revenue, AMBAC Insured, 5.25%, 7/01/19 ...................            2,540,000            2,342,642
Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
   5.75%, 5/01/21 ........................................................................            3,575,000            3,695,335
   5.375%, 5/01/26 .......................................................................            1,000,000            1,011,470
South Redford School District GO, FGIC Insured,
   5.50%, 5/01/22 ........................................................................            3,155,000            2,966,426
   Pre-Refunded, 5.50%, 5/01/22 ..........................................................            1,455,000            1,482,456
St. Clair County Building Authority GO, MBIA Insured, 5.25%,
   4/01/18 ...............................................................................            2,065,000            1,914,751
   4/01/21 ...............................................................................            2,400,000            2,167,896
St. Clair County EDC, PCR, Detroit Edison Co., Refunding,
   Series AA, AMBAC Insured, 6.40%, 8/01/24 ..............................................           10,000,000           10,313,500
   Series DD, AMBAC Insured, 6.05%, 8/01/24 ..............................................            7,745,000            7,747,478
Sturgis Public School District, MBIA Insured, Pre-Refunded, 6.10%, 5/01/18 ...............            1,000,000            1,049,640
Thornapple Kellogg School District, FGIC Insured, 5.375%, 5/01/22 ........................            1,960,000            1,801,750
Three Rivers Community Schools, Building and Site, MBIA Insured, Pre-Refunded,
   6.00%, 5/01/23 ........................................................................            2,400,000            2,526,480
Traverse City Area Public Schools GO, Building and Site, Series I, MBIA Insured,
   Pre-Refunded, 5.70%, 5/01/20 ..........................................................            4,550,000            4,719,806
University of Michigan Revenues, Medical Service Plan, MBIA Insured, Pre-Refunded,
   6.50%, 12/01/21 .......................................................................            2,365,000            2,480,932
Vicksburg Community Schools GO, Refunding, MBIA Insured, 5.625%,
   5/01/12 ...............................................................................            2,175,000            2,188,833
   5/01/20 ...............................................................................            1,000,000              963,170
Walled Lake Consolidated School District GO, Refunding, MBIA Insured, 5.50%, 5/01/22 .....            3,000,000            2,820,690
Wayland USD, GO, FGIC Insured, Pre-Refunded, 6.75%, 5/01/24 ..............................            2,000,000            2,169,020
Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County,
   Series A, MBIA Insured, 5.25%, 12/01/18 ...............................................            5,500,000            4,925,030
   Series A, MBIA Insured, 5.00%, 12/01/22 ...............................................           10,100,000            8,555,609
   sub. lien, Refunding, Series C, MBIA Insured, 5.25%, 12/01/21 .........................            1,000,000              903,850
   sub. lien, Series B, MBIA Insured, 6.875%, 12/01/11 ...................................              300,000              313,884
   sub. lien, Series B, MBIA Insured, 6.75%, 12/01/21 ....................................            2,000,000            2,072,120
Wayne County Airport Revenue, sub. lien, Series B, AMBAC Insured, 6.00%, 12/01/20 ........           10,585,000           10,558,961
Wayne-Westland Community Schools GO, Refunding, FGIC Insured, 6.10%, 5/01/13 .............            2,275,000            2,335,993
West Ottawa Public School District GO,
   FGIC Insured, 5.60%, 5/01/21 ..........................................................            2,355,000            2,250,862
   FGIC Insured, 5.60%, 5/01/26 ..........................................................           12,100,000           11,433,653
   Refunding, FGIC Insured, 6.00%, 5/01/20 ...............................................            6,630,000            6,643,857
Western School District GO, Refunding, MBIA Insured, 5.50%, 5/01/20 ......................            1,660,000            1,574,676
Western Townships Utilities Authority GO, Sewer Disposal System, Refunding,
   FSA Insured,
   6.75%, 1/01/15 ........................................................................           18,710,000           19,230,699
   6.50%, 1/01/19 ........................................................................            4,915,000            5,024,605
Williamston Community School District GO, Building and Site, MBIA Insured,
   5.375%, 5/01/15 .......................................................................            4,900,000            4,729,725
Williamston County GO, Refunding, AMBAC Insured, 6.90%, 11/01/17 .........................            1,800,000            1,890,108
Wyandotte City School District GO, Refunding, FSA Insured, 5.625%, 5/01/13 ...............            1,800,000            1,805,040

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 Wyandotte Electric Revenue, Refunding, MBIA Insured, 6.25%, 10/01/17 ..............          $    9,980,000          $   10,157,744
 Yale Public Schools District GO, AMBAC Insured,
    5.375%, 5/01/17 ................................................................               2,000,000               1,906,120
    5.50%, 5/01/19 .................................................................               1,500,000               1,429,890
 Ypsilanti School District GO,
    FGIC Insured, Pre-Refunded, 5.75%, 5/01/20 .....................................               4,700,000               4,858,202
    Refunding, FGIC Insured, 5.375%, 5/01/26 .......................................               6,750,000               6,138,248
 Zeeland Public Schools GO,
    FGIC Insured, 5.375%, 5/01/25 ..................................................               6,040,000               5,457,442
    Series B, MBIA Insured, Pre-Refunded, 6.10%, 5/01/24 ...........................               4,000,000               4,237,588
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,094,779,090) ..............................                                   1,093,335,259
                                                                                                                      --------------
(a) SHORT TERM INVESTMENTS
 Flint Hospital Building Authority Revenue, Hurley Medical Center, Series B,
    Weekly VRDN and Put, 3.85%, 7/01/15 (COST $200,000) ............................                 200,000                 200,000
                                                                                                                      --------------
 TOTAL INVESTMENTS (COST $1,094,979,090) 98.8% .....................................                                   1,093,535,259
 OTHER ASSETS, LESS LIABILITIES 1.2% ...............................................                                      13,517,398
                                                                                                                      --------------
 NET ASSETS 100.0% .................................................................                                  $1,107,052,657
                                                                                                                      ==============

See glossary of terms on page 94.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

                                                                                  Year Ended February 29,
Class A                                                          2000        1999         1998         1997        1996(d)
-------                                                          ----        ----         ----         ----        -----
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................     $12.14      $12.16       $12.01       $12.14      $11.88
                                                                 --------------------------------------------------------
Income from investment operations:
 Net investment income .....................................        .59         .61          .64          .65         .67
 Net realized and unrealized gains (losses) ................       (.99)        .01          .25         (.12)        .27
                                                                 --------------------------------------------------------
Total from investment operations ...........................       (.40)        .62          .89          .53         .94
                                                                 --------------------------------------------------------
Less distributions from:
 Net investment income .....................................       (.59)(e)    (.62)(g)     (.64)        (.66)       (.68)
 Net realized gains ........................................       (.02)       (.02)        (.10)          --          --
                                                                 --------------------------------------------------------
Total distributions ........................................       (.61)       (.64)        (.74)        (.66)       (.68)
                                                                 --------------------------------------------------------
Net asset value, end of year ...............................     $11.13      $12.14       $12.16       $12.01      $12.14
                                                                 ========================================================
Total return(b) ............................................      (3.30)%      5.18%        7.60%        4.54%       8.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $451,142    $515,174     $495,315     $482,128    $492,139
Ratios to average net assets:
 Expenses ..................................................        .66%        .67%         .65%         .66%        .66%
 Net investment income .....................................       5.05%       5.01%        5.29%        5.47%       5.58%
Portfolio turnover rate ....................................      15.79%      16.25%       14.87%       14.40%      17.72%

CLASS C
-------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................     $12.19      $12.21       $12.05       $12.17      $11.89
                                                                 --------------------------------------------------------
Income from investment operations:
 Net investment income .....................................        .52         .54          .57          .59         .50
 Net realized and unrealized gains (losses) ................       (.98)        .01          .26         (.12)        .28
                                                                 --------------------------------------------------------
Total from investment operations ...........................       (.46)        .55          .83          .47         .78
                                                                 --------------------------------------------------------
Less distributions from:
 Net investment income .....................................       (.53)(f)    (.55)(g)     (.57)        (.59)       (.50)
 Net realized gains ........................................       (.02)       (.02)        (.10)          --          --
                                                                 --------------------------------------------------------
Total distributions ........................................       (.55)       (.57)        (.67)        (.59)       (.50)
                                                                 --------------------------------------------------------
Net asset value, end of year ...............................     $11.18      $12.19       $12.21       $12.05      $12.17
                                                                 ========================================================
Total return(b) ............................................      (3.84)%      4.58%        7.04%        3.98%       6.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................    $21,828     $20,896      $10,131       $4,844      $1,152
Ratios to average net assets:
 Expenses ..................................................       1.22%       1.23%        1.22%        1.23%       1.25%(c)
 Net investment income .....................................       4.50%       4.44%        4.72%        4.87%       4.94%(c)
Portfolio turnover rate ....................................      15.79%      16.25%       14.87%       14.40%      17.72%


(a)Based on average shares outstanding effective February 29, 2000.

(b)Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)Annualized

(d)For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.

(e)Includes distributions in excess of net investment income in the amount of $.008.

(f)Includes distributions in excess of net investment income in the amount of $.007.

(g)Includes distributions in excess of net investment income in the amount of $.001.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                                 PRINCIPAL
 FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                  AMOUNT           VALUE
 -----------------------------------------------                                                  ------           -----
LONG TERM INVESTMENTS 99.3%
 Albany ISD No. 745, Series A, FSA Insured, 6.00%, 2/01/16 .................................   $ 2,295,000    $  2,356,644
 Albert Lea Minnesota ISD No. 241, MBIA Insured, 5.00%, 2/01/18 ............................     2,000,000       1,784,200
 Anoka County Housing and Redevelopment Authority,
    City of Ramsey, Housing Development, AMBAC Insured, 5.00%, 1/01/28 .....................     2,045,000       1,752,340
    Ice Arena, Series A, MBIA Insured, 5.70%, 2/01/23 ......................................     2,195,000       2,118,724
 Becker GO, Tax Increment, Refunding, Series D, MBIA Insured, 6.25%, 8/01/15 ...............     4,870,000       4,971,832
 Benson ISD No. 777 GO, FSA Insured, 6.00%, 2/01/15 ........................................       290,000         292,793
 Big Lake ISD No. 727, MBIA Insured, 5.70%, 2/01/21 ........................................     3,085,000       3,011,238
 Bloomington Health Care Facilities Revenue, Masonic Home Care Center, AMBAC Insured,
     5.875%, 7/01/22 .......................................................................     2,685,000       2,611,592
 Brainerd Health Care Facilities Revenue, Benedictine Health St. Joseph, Refunding,
     Series D, MBIA Insured, 5.875%, 2/15/13 ...............................................     3,500,000       3,536,470
 Buffalo GO,
    AMBAC Insured, 5.55%, 6/01/17 ..........................................................     1,000,000         979,280
    ISD No. 877, Formerly Wright County ISD No. 23, Refunding, MBIA Insured, 5.00%, 2/01/22.     6,255,000       5,449,481
    ISD No. 877, FSA Insured, 6.15%, 2/01/18 ...............................................     2,800,000       2,876,160
 Burnsville ISD No. 191, Series A, FSA Insured, 6.20%, 2/01/17 .............................     2,105,000       2,184,948
 Burnsville MFHR, Coventry Center, Refunding, Series A, GNMA Secured, 5.90%, 9/20/19 .......       400,000         386,936
 Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
    5.95%, 9/20/29 .........................................................................     1,275,000       1,222,024
    6.00%, 9/20/34 .........................................................................     1,000,000         955,230
 Champlin EDA, Housing Development, MBIA Insured, 5.625%, 2/01/26 ..........................       250,000         237,738
 Chanhassen Apartments Project GO, Series B, AMBAC Insured, 6.20%, 1/01/25 .................     2,975,000       3,004,274
 Columbia Heights ISD No. 013, FSA Insured,
    5.375%, 2/01/19 ........................................................................     2,450,000       2,307,116
    5.50%, 2/01/23 .........................................................................     6,000,000       5,678,640
 Dakota County Housing and Redevelopment Authority MFHR, Dakota Station Project, GNMA Secured,
    5.65%, 1/20/24 .........................................................................     1,500,000       1,417,380
    5.75%, 1/20/41 .........................................................................     4,500,000       4,156,335
 Dakota County Housing and Redevelopment Authority SFMR,
    GNMA Secured, FNMA Insured, 5.75%, 4/01/18 .............................................     2,992,000       2,874,923
    GNMA Secured, FNMA Insured, 5.85%, 10/01/30 ............................................     4,988,000       4,697,748
    Refunding, GNMA Secured, 8.10%, 3/01/16 ................................................       145,000         149,169
 Dakota County Housing and Redevelopment Authority, Governmental Housing Revenue,
      Eagan Senior Housing Facility, MBIA Insured, 5.40%, 1/01/27 ..........................     1,015,000         930,451
 Dakota, Washington and Stearns County SFMR, Series 1990, GNMA Secured,
    7.80%, 12/01/10 ........................................................................       415,000         424,860
    7.85%, 12/01/30 ........................................................................     1,585,000       1,622,216
 Duluth EDA, Health Care Facilities Revenue, The Duluth Clinic, Ltd.,
      AMBAC Insured, Pre-Refunded,
    6.20%, 11/01/12 ........................................................................     2,880,000       3,033,101
    6.30%, 11/01/22 ........................................................................     7,530,000       7,949,531
 Duluth EDA, Hospital Facilities Revenue, St. Lukes Hospital, Series A,
     Connie Lee Insured, 6.40%, 5/01/12 ....................................................     3,000,000       3,036,660
 Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
    5.95%, 9/20/29 .........................................................................     1,700,000       1,631,575
    6.00%, 9/20/34 .........................................................................     1,480,000       1,413,740
 Eden Prairie ISD No. 272, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/15 .............     4,980,000       5,065,009
 Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 .......     2,000,000       2,014,660
 Eveleth EDA, Housing Development, MBIA Insured, 5.80%, 7/01/25 ............................     1,000,000         980,400
 Faribault ISD No. 656, FSA Insured, 5.75%, 6/01/15 ........................................     1,500,000       1,529,775
 Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B,
      MBIA Insured, 6.10%, 1/01/26 .........................................................     2,180,000       2,185,058
 Hennepin County GO, Series A, 5.125%, 12/01/19 ............................................     1,440,000       1,302,941
 Hibbing Health Care Facilities Revenue, The Duluth Clinic, Ltd., FSA Insured,
      Pre-Refunded, 5.00%, 11/01/25 ........................................................     8,000,000       7,581,920
 Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
    5.60%, 11/20/17 ........................................................................       750,000         723,015
    5.70%, 11/20/32 ........................................................................     3,000,000       2,802,450
 Kenyon Wanamingo ISD No. 2172, MBIA Insured, 6.00%, 2/01/22 ...............................     4,030,000       4,145,097
 Lakeville ISD No. 194,
    FGIC Insured, 5.40%, 2/01/13 ...........................................................     1,000,000       1,006,610
    Series C, MBIA Insured, 5.125%, 2/01/13 ................................................     4,000,000       3,833,880

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                 PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   AMOUNT            VALUE
-----------------------------------------------                                                   ------            -----
LONG TERM INVESTMENTS (CONT.)
Minneapolis and St. Paul Housing RDA, Health Care System Revenue,
    Children's Health Care, Series A, FSA Insured, 5.70%, 8/15/16...........................   $ 1,005,000    $    972,699
    Health One Obligated Group, Series A, MBIA Insured, Pre-Refunded, 7.40%, 8/15/11........     9,890,000      10,225,469
Minneapolis and St. Paul Metropolitan Airport Commission Airport Revenue,
      Series A, AMBAC Insured,
    5.00%, 1/01/22..........................................................................    10,000,000       8,674,800
    5.20%, 1/01/24..........................................................................     5,000,000       4,429,700
    5.00%, 1/01/30..........................................................................    22,405,000      18,993,839
Minneapolis CDA and St. Paul Housing RDA, Health Care Facilities Revenue,
 Carondelet Community Hospitals Inc., Series B, BIG Insured, Pre-Refunded,
 8.875%, 11/01/15...........................................................................       900,000       1,105,020
Minneapolis CDA, Tax Increment Revenue, Series 1990, MBIA Insured, 7.00%, 3/01/01...........     2,100,000       2,153,592
Minneapolis GO, Sports Arena Project, Refunding, 5.20%, 10/01/24............................     3,750,000       3,344,700
Minneapolis Hospital Facilities Revenue, Fairview Hospital and Healthcare,
 Refunding,
    Series A, MBIA Insured, 6.50%, 1/01/11..................................................       600,000         626,016
    Series B, MBIA Insured, 6.70%, 1/01/17..................................................     7,815,000       8,082,273
Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30..................     6,320,000       5,506,237
Minneapolis Revenue University Gateway Project, Series A, 5.25%, 12/01/24...................     3,000,000       2,697,150
Minneapolis Special School District No. 001, Series A, MBIA Insured, 5.90%, 2/01/17.........     5,000,000       5,014,500
 Minneapolis St. Paul Housing Finance Board SFMR,
    Phase VI, Series A, GNMA Secured, 8.30%, 8/01/21........................................     1,520,000       1,523,162
    Series A, GNMA Secured, 8.375%, 11/01/17................................................       260,000         262,129
    Series C, GNMA Secured, 8.875%, 11/01/18................................................       220,000         221,797
Minnesota Agriculture and Economic Development Board Revenue,
    Benedictine Health, Refunding, Series A, MBIA Insured, 5.00%, 2/15/23...................     6,850,000       5,827,021
    Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29..................    12,250,000      10,440,920
    Evangelical Lutheran Good Samaritan, AMBAC Insured, 5.00%, 12/01/23.....................     2,750,000       2,333,815
    Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22....     5,180,000       4,588,444
    Health Care System, Fairview Hospital, Refunding, Series A, MBIA Insured,
     5.75%, 11/15/26........................................................................    18,000,000      17,218,620
Minnesota State GO, Refunding, MBIA Insured, 5.40%, 8/01/09.................................     3,000,000       3,017,460
Minnesota State HFA,
    Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15.......................     7,070,000       7,085,413
    Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18.......................     2,605,000       2,585,020
    Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22.......................     3,005,000       2,954,486
    SFHR, Series D, 5.45%, 1/01/26..........................................................     5,000,000       4,477,100
    SFMR, Series E, AMBAC Insured, 5.40%, 1/01/25...........................................     9,000,000       8,029,620
    SFMR, Series F, MBIA Insured, 6.30%, 7/01/25............................................     1,470,000       1,484,083
    SFMR, Series G, AMBAC Insured, 6.25%, 7/01/26...........................................     2,300,000       2,290,915
    SFMR, Series I, MBIA Insured, 6.25%, 1/01/15............................................     1,365,000       1,385,257
Minnesota State Higher Education Facilities Authority Revenue, Bethel, Refunding,
      5.10%, 4/01/28........................................................................     4,100,000       3,595,126
Minnetonka MFHR,
    Brier Creek Project, Refunding, Series A, GNMA Secured, 6.45%, 6/20/24 .................     2,720,000       2,762,949
    Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.90%, 10/20/19.................     1,750,000       1,696,503
    Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/29.................     5,955,000       5,699,352
New Hope MFR, North Ridge, Refunding, Series A, GNMA Secured,
    6.05%, 1/01/17..........................................................................       450,000         452,178
    6.20%, 1/01/31..........................................................................     5,470,000       5,482,855
North St. Paul Maplewood ISD No. 622 GO,
    Refunding, Series A, 5.125%, 2/01/25....................................................     2,275,000       1,992,627
    Series A, MBIA Insured, Pre-Refunded, 7.10%, 2/01/19....................................     2,000,000       2,177,160
Northeast Metropolitan ISD No. 916 GO, FSA Insured, 5.80%, 1/01/16..........................     5,475,000       5,497,338
Northern Municipal Power Agency Electric System Revenue,
    Refunding, FSA Insured, 5.00%, 1/01/12..................................................     1,780,000       1,698,957
    Refunding, FSA Insured, 5.25%, 1/01/17..................................................     1,000,000         928,270
    Refunding, FSA Insured, 5.30%, 1/01/21..................................................     1,000,000         911,190
    Refunding, Series B, AMBAC Insured, 5.50%, 1/01/18......................................     8,150,000       7,784,065
    Series C, AMBAC Insured, 6.125%, 1/01/20................................................     8,090,000       8,443,371
Owatonna Public Utilities Commission Public Utilities Revenue, Refunding,
      Series A, AMBAC Insured, 5.45%, 1/01/16...............................................     3,350,000       3,249,567
Park Rapids ISD No. 309, MBIA Insured, 5.00%, 2/01/25.......................................     9,090,000       7,817,218

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                 PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                   AMOUNT            VALUE
-----------------------------------------------                                                   ------            -----
LONG TERM INVESTMENTS (CONT.)
 Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
    6.25%, 6/01/16............................................................................ $ 1,600,000     $  1,637,936
    6.125%, 6/01/24...........................................................................   1,815,000        1,819,919
 Princeton Hospital Revenue, Fairview Hospital and Healthcare,
     Series C, MBIA Insured, 6.25%, 1/01/21...................................................   7,205,000        7,245,492
 Princeton ISD No. 477, Mille Lacs County, FSA Insured, 5.125%, 2/01/24.......................   2,190,000        1,925,536
 Puerto Rico Commonwealth GO, Public Improvement, MBIA Insured, Pre-Refunded, 6.50%, 7/01/23..   1,500,000        1,620,450
 Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured, 7.65%, 10/15/22..............     290,000          298,007
 Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14...................   1,300,000        1,356,537
 Robbinsdale GO, Housing Development, Senior Housing Project,
     Series B, FGIC Insured, 5.875%, 1/01/31..................................................   2,160,000        2,072,369
 Robbinsdale Hospital Revenue, North Memorial Medical Center Project,
    Refunding, Series A, AMBAC Insured, 5.45%, 5/15/13........................................   2,000,000        1,966,600
    Series B, AMBAC Insured, 5.45%, 5/15/13...................................................   2,900,000        2,851,570
    Series B, AMBAC Insured, 5.50%, 5/15/23...................................................   3,900,000        3,629,418
 Rochester Health Care Facilities Revenue, Mayo Foundation, Series B, 5.50%, 11/15/27.........   5,000,000        4,551,250
 Roseville ISD No. 623, Series A, FSA Insured,
    5.80%, 2/01/19............................................................................   1,200,000        1,194,480
    5.85%, 2/01/24............................................................................   2,470,000        2,441,644
    6.00%, 2/01/25............................................................................   4,260,000        4,268,690
 Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
    5.25%, 12/01/11...........................................................................   2,380,000        2,349,036
    5.50%, 12/01/15...........................................................................   1,750,000        1,706,670
    5.70%, 2/01/29............................................................................   1,380,000        1,294,702
 Scott County Housing and Redevelopment Authority GO, Savage City,
     Hamilton Apartments Project, AMBAC Insured, 5.70%, 2/01/33...............................   2,285,000        2,137,389
 Scott County Housing and Redevelopment Authority Housing Development Revenue,
     River City Centre Project, Series A, FSA Insured,
    5.375%, 2/01/27...........................................................................   1,520,000        1,376,147
 Scott County Housing and Redevelopment Authority MFR, Highview Commons,
     Series A, GNMA Secured, 6.20%, 1/20/41...................................................   2,900,000        2,910,962
 Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue,
     River City Centre Project, Series B, AMBAC Insured,
    5.50%, 2/01/27............................................................................     675,000          622,620
 Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
     River City Centre Project, Series E, FSA Insured,
    5.375%, 2/01/25...........................................................................   1,170,000        1,064,185
 Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, 6.00%, 2/01/28..   2,530,000        2,541,967
 South Washington County ISD No. 833 GO, Refunding, Series A, FGIC Insured, 6.125%, 6/01/10...   2,080,000        2,100,946
 Southern Minnesota Municipal Power Agency Power Supply System Revenue,
    Refunding, Series A, MBIA Insured, ETM, 5.75%, 1/01/18....................................   1,000,000          982,160
    Series A, AMBAC Insured, 5.75%, 1/01/18...................................................   2,250,000        2,210,445
    Series A, FGIC Insured, 5.75%, 1/01/18....................................................   1,000,000          982,420
    Series A, MBIA Insured, 5.00%, 1/01/12....................................................   5,975,000        5,702,301
    Series A, MBIA Insured, 5.75%, 1/01/18....................................................   8,865,000        8,709,153
    Series B, AMBAC Insured, 6.00%, 1/01/16...................................................   5,000,000        5,053,650
    Series C, AMBAC Insured, 5.00%, 1/01/17...................................................   1,000,000          892,930
 St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding,
    Series A, AMBAC Insured, 5.00%, 7/01/15...................................................   1,165,000        1,058,496
    Series C, AMBAC Insured, 5.30%, 10/01/20..................................................   1,230,000        1,109,645
 St. Cloud Housing and RDA, Sales Tax Revenue, Paramount Theater Project, Refunding,
     Series A, FGIC Insured, 5.00%, 3/01/22...................................................   1,250,000        1,074,350
 St. Francis ISD No. 015, Series A, FSA Insured,
    6.35%, 2/01/13............................................................................   1,500,000        1,571,985
    6.375%, 2/01/16...........................................................................   5,465,000        5,734,097
 St. Louis Park Health Care Facilities Revenue, Health System of Minnesota Obligated Group,
      Refunding, Series A, AMBAC Insured, 5.20%,
    7/01/16...................................................................................   1,000,000          917,080
    7/01/23...................................................................................   9,000,000        7,908,120
 St. Louis Park Hospital Facilities Revenue, Methodist Hospital Project, Refunding,
      Series A, AMBAC Insured, 7.25%,
    7/01/08...................................................................................   4,115,000        4,231,200
    7/01/15...................................................................................   1,000,000        1,028,210
 St. Paul Housing and Redevelopment Authority Parking Revenue,
     Series A, FSA Insured, 5.75%, 8/01/13....................................................   5,105,000        5,156,612
 St. Paul ISD No. 625 COP, Series C, MBIA Insured, 6.10%,
    2/01/14...................................................................................   1,075,000        1,093,963
    2/01/15...................................................................................     500,000          507,590

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                   PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                     AMOUNT            VALUE
-----------------------------------------------                                                     ------            -----
   LONG TERM INVESTMENTS (CONT.)
    St. Paul ISD No. 625 GO,
       Series A, FSA Insured, 5.75%, 2/01/16....................................................  $ 3,500,000     $  3,508,680
       Series C, FSA Insured, 6.00%, 2/01/20....................................................    1,600,000        1,614,176
    St. Paul Port Authority IDR, Series K, FGIC Insured, 9.50%,
       12/01/01.................................................................................        5,000            5,039
       12/01/02.................................................................................        5,000            5,032
       12/01/14.................................................................................      190,000          172,307
    Stillwater ISD No. 834 GO, MBIA Insured, 5.75%, 2/01/15                                         2,990,000        3,046,063
    Todd Morrisson and Stearns Counties ISD No. 2753 GO, MBIA Insured, 5.00%, 4/01/17...........    1,500,000        1,349,910
    Virginia Governmental Housing Project GO, Refunding, MBIA Insured, 5.90%, 2/01/26...........    2,915,000        2,824,635
    Washington County Housing and RDAR, Government Housing, Landfall Terrace Project, Refunding,
       5.35%, 2/01/22...........................................................................    1,000,000          910,550
       5.40%, 8/01/27...........................................................................    2,015,000        1,828,794
    Washington County SFMR, Housing and RDA, GNMA Secured, 7.60%, 12/01/11......................       80,000           80,064
    Western Minnesota Municipal Power Agency Power Supply Revenue, Refunding, Series A,
       AMBAC Insured, 5.50%, 1/01/12............................................................    2,745,000        2,760,372
       AMBAC Insured, 5.50%, 1/01/13............................................................    4,500,000        4,487,355
       MBIA Insured, 5.50%, 1/01/15.............................................................    5,425,000        5,258,887
    Western Minnesota Municipal Power Agency Transmission Project Revenue, Refunding,
        AMBAC Insured, 6.75%, 1/01/16...........................................................    2,000,000        2,056,520
    Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24...........................    5,675,000        4,900,930
                                                                                                                  ------------
    TOTAL LONG TERM INVESTMENTS ( COST $486,554,868)............................................                   469,684,390
                                                                                                                  ------------
(a)SHORT TERM INVESTMENTS .1%
    Minneapolis Convention Center, Weekly VRDN and Put, 3.75%, 12/01/18.........................      210,000          210,000
    Minneapolis GO, Series B, Weekly VRDN and Put, 3.75%, 12/01/07..............................      200,000          200,000
                                                                                                                  ------------
    TOTAL SHORT TERM INVESTMENTS (COST $410,000)................................................                       410,000
                                                                                                                  ------------
    TOTAL INVESTMENTS (COST $486,964,868) 99.4%.................................................                   470,094,390
    OTHER ASSETS, LESS LIABILITIES .6%..........................................................                     2,876,035
                                                                                                                  ------------
    NET ASSETS 100.0%...........................................................................                  $472,970,425
                                                                                                                  ============


See glossary of terms on page 94.

(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

                                                                                 YEAR ENDED FEBRUARY 29,
CLASS A                                                    2000(d)        1999           1998            1997              1996
-------                                                    ------         ----           ----            ----              ----
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year....................    $12.49         $12.45         $12.19          $12.22           $11.90
                                                          ------------------------------------------------------------------------
Income from investment operations:
 Net investment income................................       .61            .62            .64             .66              .68
 Net realized and unrealized gains (losses)...........      (.95)           .07            .33            (.03)             .33
                                                          ------------------------------------------------------------------------
Total from investment operations......................      (.34)           .69            .97             .63             1.01
                                                          ------------------------------------------------------------------------
Less distributions from:
 Net investment income................................      (.61)(e)       (.62)          (.64)(f)        (.66)(g)         (.69)(h)
 Net realized gains...................................      (.02)          (.03)          (.07)             --               --
                                                          ------------------------------------------------------------------------
Total distributions...................................      (.63)          (.65)          (.71)           (.66)            (.69)
                                                          ------------------------------------------------------------------------
Net asset value, end of year..........................    $11.52         $12.49         $12.45          $12.19           $12.22
                                                          ========================================================================
Total return(b).......................................       (2.80)%         5.63%          8.22%           5.35%            8.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).......................  $689,084       $776,592       $741,079        $698,360         $685,783
Ratios to average net assets:
 Expenses.............................................       .64%           .65%           .64%            .64%             .64%
 Net investment income................................      5.07%          4.98%          5.24%           5.43%            5.58%
Portfolio turnover rate...............................      9.61%          6.56%         12.84%          14.95%           11.47%

CLASS B
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the period)
Net asset value, beginning of period..................    $11.43
                                                          ------
Income from investment operations:
 Net investment income................................       .05
 Net realized and unrealized gains....................       .09
                                                          ------
Total from investment operations......................       .14
                                                          ------
Less distributions from net investment income.........      (.05)
                                                          ------
Net asset value, end of period........................    $11.52
                                                          ======
Total return(b).......................................     1.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....................       $76
Ratio to average net assets:
 Expenses.............................................      1.20%(c)
 Net investment income................................      5.02%(c)
Portfolio turnover rate...............................      9.61%


(a)Based on average shares outstanding effective February 29, 2000.

(b)Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)Annualized

(d)For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(e)Includes distributions in excess of net investment income in the amount of $.002.

(f)Includes distributions in excess of net investment income in the amount of $.007.

(g)Includes distributions in excess of net investment income in the amount of $.003.

(h)Includes distributions in excess of net investment income in the amount of $.001.

FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN OHIO INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                      YEAR ENDED FEBRUARY 29,
CLASS C                                                        2000          1999          1998           1997        1996(d)
-------                                                        ----          ----          ----           ----        -------
PER SHARE OPERATING PERFORMANCE(a)
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................      $12.56       $12.51         $12.24         $12.26       $11.90
                                                              --------------------------------------------------------------
Income from investment operations:
 Net investment income .................................         .54          .55            .58            .59          .52
 Net realized and unrealized gains (losses) ............        (.96)         .08            .34           (.02)         .35
                                                              --------------------------------------------------------------
Total from investment operations  ......................        (.42)         .63            .92            .57          .87
                                                              --------------------------------------------------------------
Less distributions from:
 Net investment income .................................        (.54)(e)     (.55)          (.58)          (.59)        (.51)
 Net realized gains ....................................        (.02)        (.03)          (.07)            --           --
                                                              --------------------------------------------------------------
Total distributions ....................................        (.56)        (.58)          (.65)          (.59)        (.51)
                                                              --------------------------------------------------------------
Net asset value, end of year ...........................      $11.58       $12.56         $12.51         $12.24       $12.26
                                                              ==============================================================
Total return(b) ........................................       (3.41)%       5.10%          7.66%          4.79%        7.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................      $40,181      $42,258        $28,178        $15,786       $6,085
Ratios to average net assets:
 Expenses ..............................................        1.20%        1.21%          1.20%          1.20%        1.22%(c)
 Net investment income .................................        4.52%        4.42%          4.67%          4.80%        4.99%(c)
Portfolio turnover rate ................................        9.61%        6.56%         12.84%         14.95%       11.47%



(a)Based on average shares outstanding effective February 29, 2000.

(b)Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

(c)Annualized

(d)For the period May 1, 1995 (effective date) to February 29, 1996 for Class C.

(e)Includes distributions in excess of net investment income in the amount of $.002.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000

                                                                                                 PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       AMOUNT             VALUE
------------------------------------------                                                       ------             -----
LONG TERM INVESTMENTS 98.5%
Akron Bath Copley Joint Township Hospital Revenue, Akron General Medical Center Project,
     Refunding, AMBAC Insured, 5.375%,
    1/01/17 .................................................................................  $ 1,000,000    $    943,360
    1/01/22 .................................................................................    1,500,000       1,366,245
    1/01/27 .................................................................................    1,000,000         890,320
 Akron GO, Limited Tax, FGIC Insured, 7.50%, 9/01/05 ........................................      500,000         557,630
 Akron Sewer System Revenue, Refunding, MBIA Insured, 5.55%, 12/01/16 .......................    3,660,000       3,543,429
 Akron Waterworks System First Mortgage Revenue, FGIC Insured, 6.00%, 3/01/14 ...............    1,000,000       1,018,090
 Allen County GO, Refunding, AMBAC Insured, 5.30%, 12/01/15 .................................    1,250,000       1,198,375
 Allen County Sewer Revenue, MBIA Insured, 5.70%, 12/01/13 ..................................    1,200,000       1,205,808
 Archbold Area Local School District GO,
    AMBAC Insured, 6.00%, 12/01/21 ..........................................................    2,000,000       2,006,520
    Refunding, MBIA Insured, 5.90%, 12/01/11 ................................................      600,000         606,960
 Aurora City School District COP, MBIA Insured,
    6.10%, 12/01/19 .........................................................................    1,825,000       1,849,200
    6.15%, 12/01/24 .........................................................................    1,670,000       1,684,178
 Aurora City School District GO, Refunding and Improvement, FGIC Insured, 5.80%, 12/01/16 ...    1,075,000       1,078,881
 Avon Local School District, AMBAC Insured, 6.00%, 12/01/20 .................................    2,500,000       2,512,000
 Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 ........................    8,375,000       8,155,659
 Brunswick City School District, AMBAC Insured, 6.90%, 12/01/12 .............................    2,295,000       2,422,717
 Butler County GO, AMBAC Insured, 5.75%, 12/01/16 ...........................................    1,000,000       1,000,520
 Butler County Hospital Facilities Revenue, Middletown Regional Hospital,
     Refunding and Improvement, FGIC Insured, 6.75%, 11/15/10 ...............................    2,150,000       2,254,963
 Butler County Transportation Improvement, Series A, FSA Insured, 5.125%, 4/01/17 ...........    2,000,000       1,840,580
 Butler County Waterworks Revenue, AMBAC Insured,
    5.45%, 12/01/16 .........................................................................    1,000,000         977,370
    Pre-Refunded, 6.35%, 12/01/08 ...........................................................      790,000         828,829
    Pre-Refunded, 6.40%, 12/01/12 ...........................................................      500,000         525,210
 Canal Winchester Local School District GO, FGIC Insured, 5.30%, 12/01/25 ...................    5,455,000       4,910,918
 Cardington and Lincoln Local School District, MBIA Insured, 6.60%, 12/01/14 ................      400,000         419,308
 Celina Wastewater System Mortgage Revenue, FGIC Insured, Pre-Refunded, 6.55%, 11/01/16 .....    1,200,000       1,247,064
 Chillicothe GO, Limited Tax, AMBAC Insured, 6.05%, 12/01/12 ................................      675,000         696,776
 Claymont City School District, FGIC Insured, 5.70%, 12/01/21 ...............................    1,000,000         969,620
 Clermont County Hospital Facilities Revenue, Mercy Health System,
    Refunding, Series B, AMBAC Insured, 6.00%, 9/01/19 ......................................    1,750,000       1,754,848
    Series A, AMBAC Insured, Pre-Refunded, 7.50%, 9/01/19 ...................................      515,000         535,955
 Clermont County Waterworks Revenue, Refunding, AMBAC Insured, 5.80%, 12/01/18 ..............   11,000,000      10,998,900
 Cleveland Airport Systems Revenue,
    Series A, FGIC Insured, 6.25%, 1/01/20 ..................................................    3,000,000       3,030,240
    Series A, FSA Insured, 5.125%, 1/01/27 ..................................................    5,900,000       5,061,610
    Series B, FGIC Insured, Pre-Refunded, 6.10%, 1/01/24 ....................................    1,450,000       1,531,954
 Cleveland GO, Series 1994, MBIA Insured, Pre-Refunded, 6.70%, 11/15/18 .....................    2,000,000       2,177,640
 Cleveland Waterworks Revenue,
    Refunding, Series F, AMBAC Insured, 6.25%, 1/01/16 ......................................    2,000,000       2,044,040
    Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 ........................   20,000,000      16,904,800
    Series F-92A, AMBAC Insured, Pre-Refunded, 6.25%, 1/01/15 ...............................    1,000,000       1,044,600
    Series H, MBIA Insured, Pre-Refunded, 5.75%, 1/01/26 ....................................   17,400,000      18,195,180
 Clinton-Massie Local School District, Issue I, AMBAC Insured, Pre-Refunded, 7.50%, 12/01/11.    1,000,000       1,065,580
 Columbiana County, Refunding, FSA Insured, 5.25%, 12/01/24 .................................    1,000,000         893,230
 Columbus GO, Limited Tax, FGIC Insured, 9.50%, 4/15/03 .....................................      975,000       1,105,796
 Columbus Municipal Airport Authority Revenue, Airport Improvement,
     Port Columbus International, Series B, AMBAC Insured,
     5.00%, 1/01/18 .........................................................................    3,815,000       3,392,832
 Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, 5.30%, 12/01/19 ...    2,500,000       2,304,300
 Coshocton Sewer System GO, AMBAC Insured, 6.50%, 12/01/12 ..................................    1,530,000       1,615,145
 Crestview Local School District GO, Construction and Improvement,
     AMBAC Insured, 6.65%, 12/01/14 .........................................................    1,650,000       1,748,984
 Cuyahoga County GO, Limited Tax, MBIA Insured, 9.375%, 10/01/04 ............................      100,000         118,235
 Cuyahoga County Hospital Revenue,
    Metrohealth System Project, Refunding and Improvement, MBIA Insured, 5.50%, 2/15/27 .....    3,915,000       3,572,398
    University Hospitals Health System Inc., Refunding, AMBAC Insured, 5.40%, 1/15/19 .......    2,500,000       2,337,100
    University Hospitals Health System Inc., Refunding, AMBAC Insured, 5.50%, 1/15/30 .......    4,000,000       3,661,400

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                 PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       AMOUNT          VALUE
------------------------------------------                                                       ------          -----
LONG TERM INVESTMENTS (CONT.)
Cuyahoga County Utility System Revenue,
   AMBAC Insured, 5.125%, 2/15/28............................................................ $ 1,500,000    $  1,292,385
   Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15.............   2,945,000       2,979,987
Dayton Airport Revenue, Refunding, AMBAC Insured, 5.25%, 12/01/15............................   2,000,000       1,913,100
Defiance GO, MBIA Insured,
   6.10%, 12/01/14...........................................................................   1,000,000       1,025,410
   6.20%, 12/01/20...........................................................................     750,000         761,040
Delaware City School District, FGIC Insured, 5.75%, 12/01/15.................................   1,640,000       1,644,379
Dover City School District, AMBAC Insured, 6.25%, 12/01/16...................................   2,000,000       2,075,440
Dover Municipal Electric System Revenue, FGIC Insured, 6.00%, 12/01/19.......................   1,625,000       1,634,653
Dover Waterworks Systems Revenue, AMBAC Insured, 6.00%, 12/01/13.............................   1,100,000       1,125,564
East Liverpool Hospital Revenue, East Liverpool City Hospital Project,
    Series B, FSA Insured, 5.00%, 10/01/21...................................................   1,000,000         862,490
Edgewood City School District GO, Refunding, Series A, MBIA Insured, 5.25%, 12/01/25.........   6,575,000       5,853,197
Fairborn GO, Limited Tax, Series 1991, MBIA Insured, 7.00%, 10/01/11.........................   1,390,000       1,481,559
Fairfield City School District GO, FGIC Insured, 6.00%, 12/01/20.............................   1,000,000       1,003,740
Fairfield County GO, FGIC Insured, 5.25%, 6/01/24............................................   4,220,000       3,773,440
Finneytown Local School District, FGIC Insured, 5.80%, 12/01/24..............................   1,980,000       1,931,569
Forest Hills Local School District, MBIA Insured, 5.70%, 12/01/16............................   1,500,000       1,493,445
Fostoria City School District GO, AMBAC Insured, Pre-Refunded, 6.70%, 12/01/16...............   2,500,000       2,667,100
Franklin County Hospital Revenue, Holy Cross Health Systems, AMBAC Insured, 5.875%, 6/01/21..   2,500,000       2,433,250
Green County Sewer System Revenue, Governmental Enterprise, MBIA Insured, 5.25%, 12/01/25....   6,000,000       5,341,320
Green County Water System Revenue, Series A, FGIC Insured, 6.125%, 12/01/21..................   2,100,000       2,118,921
Green Local School District GO, Summit County, FGIC Insured, Pre-Refunded,
   5.875%, 12/01/14..........................................................................   2,800,000       2,953,720
   5.90%, 12/01/19...........................................................................   5,150,000       5,438,091
Hamilton City Electric System Mortgage Revenue,
   Refunding, Series A, FGIC Insured, 6.00%, 10/15/23........................................  11,450,000      11,458,244
   Series B, FGIC Insured, 6.30%, 10/15/25...................................................   2,340,000       2,381,886
Hamilton County Hospital Facilities Revenue,
   Bethesda Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 1/01/12.....................   3,650,000       3,795,672
   Children's Hospital Medical Center, Series G, MBIA Insured, 5.00%, 5/15/23................   5,000,000       4,266,500
Hamilton County Sewer System Revenue, Refunding, Series A, FGIC Insured, 6.05%, 12/01/15.....   3,010,000       3,065,474
Hamilton Wastewater System Revenue, Series A, FSA Insured,
   5.90%, 10/15/21...........................................................................   3,040,000       3,021,426
   5.20%, 10/15/23...........................................................................   7,525,000       6,708,688
Hamilton Waterworks Mortgage Revenue, Series A, MBIA Insured, 6.30%, 10/15/21................   4,665,000       4,732,176
Hillard School District GO, Refunding, FGIC Insured, 6.55%,
 12/01/05....................................................................................     500,000         539,785
Hudson Local School District GO, Refunding, FGIC Insured, 5.60%, 12/15/14....................   2,750,000       2,741,530
Indian Lake Local School District GO, Construction and Improvement,
     FGIC Insured, 5.375%, 12/01/23..........................................................   1,000,000         915,430
Ironton Building Improvement, AMBAC Insured, 5.50%, 12/01/22.................................   1,000,000         941,830
Jackson Local School District GO, Stark and Summit Counties School
   Building, Construction and Improvement, MBIA Insured,
   5.40%, 12/01/13...........................................................................   2,750,000       2,713,040
   5.50%, 12/01/21...........................................................................   3,060,000       2,892,924
Kent State University Revenues, General Receipts,
   AMBAC Insured, Pre-Refunded, 6.45%, 5/01/12...............................................   1,195,000       1,258,263
   MBIA Insured, 5.50%, 5/01/28..............................................................   5,920,000       5,466,765
Kettering City School District, FGIC Insured, 5.25%, 12/01/22................................   1,000,000         899,480
Lake County Hospital Facilities Revenue, Lake Hospital System Inc.,
    AMBAC Insured, 5.00%, 8/15/23............................................................   7,500,000       6,394,875
Lake Local School District GO, Stark County, AMBAC Insured, 6.25%, 12/01/09..................   1,000,000       1,048,440
Lakota Local District GO, AMBAC Insured, Pre-Refunded, 6.125%, 12/01/17......................   3,200,000       3,371,008
Licking Valley Local School GO, MBIA Insured, 5.00%, 12/01/25................................   3,000,000       2,556,690
Lincolnview Local School District, FGIC Insured, 5.50%, 12/01/25.............................   4,225,000       3,949,361
Lorain County Health Facilities Revenue, Catholic Healthcare Partners,
     Series A, AMBAC Insured, 5.50%, 9/01/29.................................................   6,250,000       5,700,063
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
    Series B, MBIA Insured, 5.50%, 9/01/27...................................................  11,250,000      10,327,500
Loveland City School District GO, Refunding, Series A, MBIA Insured, 5.00%, 12/01/24.........   6,000,000       5,134,860
Lucas County GO, Limited Tax, FGIC Insured, 8.00%,
   12/01/06..................................................................................     120,000         138,746
   12/01/08..................................................................................     110,000         130,218

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                 PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       AMOUNT             VALUE
------------------------------------------                                                       ------             -----
LONG TERM INVESTMENTS (CONT.)
Lucas County GO, Limited Tax, FGIC Insured, 8.00%, (cont.)
    12/01/09.................................................................................  $   120,000     $   143,384
    12/01/10.................................................................................      220,000         265,542
Lucas County Hospital Revenue,
    Promedica Healthcare Obligation Group, AMBAC Insured, 5.375%, 11/15/29...................    2,000,000       1,784,500
    Promedica Healthcare Obligation, Refunding, MBIA Insured, 5.75%, 11/15/14................    5,000,000       5,040,350
    St. Vincent Medical Center, Refunding, Series B, MBIA Insured, 5.25%, 8/15/20............    3,500,000       3,177,650
Mahoning County GO, Bridge Improvement,
    Limited Tax, AMBAC Insured, 7.20%, 12/01/09..............................................    1,500,000       1,538,520
    Unlimited Tax, AMBAC Insured, 7.15%, 12/01/04............................................    1,500,000       1,538,910
Mahoning County Hospital Facilities Revenue,
    Western Reserve Care, MBIA Insured, ETM, 5.50%, 10/15/25.................................    4,750,000       4,476,353
    Youngstown Hospital Inc. Project, Series B, MBIA Insured, Pre-Refunded, 7.00%, 10/15/08..    2,000,000       2,108,860
Mansfield Hospital Improvement Revenue, Mansfield General Hospital Project,
      AMBAC Insured,  6.70%, 12/01/09........................................................    2,500,000       2,621,350
Marietta City School District, Series B, AMBAC Insured, 5.75%, 12/01/07......................    1,000,000       1,025,730
Marietta Water Revenue, AMBAC Insured, 5.95%, 12/01/21.......................................    3,875,000       3,874,574
Marysville Exempt Village School District GO,
    MBIA Insured, 5.75%, 12/01/23............................................................    1,000,000         970,930
    (b)School Improvement, AMBAC Insured, 6.00%, 12/01/29....................................    1,500,000       1,497,765
Marysville Water Systems, Refunding, AMBAC Insured,
    5.40%, 12/01/13..........................................................................    1,000,000         982,790
    5.50%, 12/01/18..........................................................................    1,500,000       1,442,205
Mason Sewer Systems Revenue, FGIC Insured, 6.00%, 12/01/19...................................    1,935,000       1,945,043
Maumee Hospital Revenue, St. Luke's Hospital Project, Refunding,
     AMBAC Insured, 5.80%, 12/01/14..........................................................    2,755,000       2,779,161
Medina City School District GO, FGIC Insured, 5.25%, 12/01/28................................    4,000,000       3,536,400
Mentor Exempt Village School District, MBIA Insured,
    5.375%, 12/01/11.........................................................................    1,000,000         999,480
    6.625%, 12/01/13.........................................................................    2,000,000       2,099,420
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Nursing Care Inc.,
     Series B, MBIA Insured, 6.50%, 5/01/21..................................................    1,340,000       1,384,970
Middleburg Heights Hospital Revenue, Southwest General Health Center,
     Refunding, FSA Insured, 5.75%, 8/15/21..................................................    1,500,000       1,446,270
Montgomery County Hospital Facilities Revenue, Kettering Medical Center Facilities,
      MBIA Insured,
    7.40%, 4/01/09...........................................................................   12,510,000      12,661,121
    5.50%, 4/01/26...........................................................................    2,000,000       1,829,640
Montgomery County Revenue,
    Miami Valley Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 11/15/12...............    1,600,000       1,662,352
    Miami Valley Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 11/15/16...............    3,250,000       3,309,085
    Sisters of Charity Health Care, Series A, MBIA Insured, 6.625%, 5/15/21..................    1,565,000       1,624,736
 Muskingum County GO,
    County Office Building Improvement, AMBAC Insured, 7.20%, 12/01/10.......................    1,000,000       1,035,950
    Justice Center Improvement, AMBAC Insured, Pre-Refunded, 6.375%, 12/01/17................    1,695,000       1,794,293
 New Lexington HDC, Mortgage Revenue, Lincoln Park, Refunding,
     Series A, MBIA Insured, 5.85%, 1/01/21..................................................    1,045,000       1,009,543
 New Philadelphia City School District GO, School Improvement,
     AMBAC Insured, 6.25%, 12/01/17..........................................................    2,000,000       2,026,340
 New Richmond Exempt Village School District GO, AMBAC Insured, 7.125%, 9/01/09..............    1,500,000       1,525,110
 North Olmsted GO, AMBAC Insured, 6.25%, 12/15/12............................................    3,800,000       3,988,898
 North Ridgeville GO, City School District, AMBAC Insured, 6.30%, 12/01/17...................    2,900,000       3,036,010
 Northwest Local School District GO,
    Hamilton County, FGIC Insured, 5.15%, 12/01/22...........................................    3,400,000       3,016,616
    Scioto County, AMBAC Insured, Pre-Refunded, 7.05%, 12/01/14..............................    2,000,000       2,116,260
 Oak Hills Local School District GO, MBIA Insured, 5.45%, 12/01/21...........................    5,000,000       4,696,750
 Ohio Capital Corp. HMR,
    Refunding, Series G, MBIA Insured, 6.35%, 7/01/22........................................    2,000,000       2,023,220
    Refunding, Series H, MBIA Insured, 6.90%, 7/01/24........................................    4,215,000       4,301,281
    Refunding, Series J, MBIA Insured, 6.50%, 1/01/25........................................    3,500,000       3,545,185
    Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15..................    1,625,000       1,646,060
    Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23...................    2,565,000       2,584,545
 Ohio HFA,
    MFHR, Northridge Apartments, FGIC Insured, 10.35%, 12/01/25..............................      750,000         790,125
    MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32...............    2,035,000       1,876,962


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                 PRINCIPAL
 FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       AMOUNT          VALUE
 ------------------------------------------                                                       ------          -----
LONG TERM INVESTMENTS (CONT.)
Ohio HFA, (cont.)
    RMR, Series A-1, GNMA Secured, 5.40%, 9/01/29 ..........................................   $ 3,000,000    $  2,669,940
    SFMR, Series B, GNMA Secured, 7.40%, 9/01/15 ...........................................       415,000         423,972
    SFMR, Series C, GNMA Secured, 7.85%, 9/01/21 ...........................................     1,025,000       1,054,049
    SFMR, Series D, GNMA Secured, 7.50%, 9/01/13 ...........................................       685,000         703,605
    SFMR, Series D, GNMA Secured, 7.05%, 9/01/16 ...........................................     2,795,000       2,863,338
    SFMR, Series I, GNMA Secured, 7.60%, 9/01/16 ...........................................     1,825,000       1,874,987
 Ohio Municipal Electric Generation Agency Joint Venture 5,
     Certificates of Beneficial Interest, AMBAC Insured,
    5.625%, 2/15/16 ........................................................................    13,000,000      12,831,390
    5.375%, 2/15/24 ........................................................................     7,680,000       7,037,491
 Ohio State Air Quality Development Authority Revenue,
    Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24  ........     5,000,000       4,659,250
    Columbus and Southern Power, Series A, FGIC Insured, 6.375%, 12/01/20 ..................     4,000,000       4,097,080
    JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ................................     6,875,000       6,461,125
    JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 1/01/29 ......................     1,230,000       1,246,703
    JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 4/01/29 ......................    15,245,000      15,452,027
    Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .....................     7,500,000       6,576,975
    PCR, Ohio Edison, Refunding, Series A, FGIC Insured, 7.45%, 3/01/16 ....................     1,000,000       1,020,000
    PCR, Ohio Edison, Refunding, Series B, AMBAC Insured, 5.625%, 11/15/29 .................     5,400,000       5,035,554
    PCR, Pennsylvania Power Co., Refunding, Series A, AMBAC Insured, 6.45%, 5/01/27 ........     7,000,000       7,131,810
 Ohio State Building Authority Revenue, Adult Correctional Facilities, Series A,
    AMBAC Insured, 5.60%, 4/01/16 ..........................................................     2,000,000       1,948,240
    MBIA Insured, 6.125%, 10/01/13 .........................................................    13,000,000      13,384,930
 Ohio State Department of Transportation COP, Panhandle Rail Line Project,
     FSA Insured,  6.50%, 4/15/12 ..........................................................     1,100,000       1,146,838
 Ohio State Education Loan Revenue, Series A-1, AMBAC Insured, 5.85%, 12/01/19 .............     5,000,000       4,840,400
 Ohio State Higher Educational Facility Commission Revenue,
    Higher Educational Facility Oberlin College, Refunding, AMBAC Insured, 5.00%, 10/01/26..     5,000,000       4,245,950
    University Dayton Project, FGIC Insured, 5.80%, 12/01/14 ...............................     1,300,000       1,309,958
    University Dayton Project, FGIC Insured, 6.75%, 12/01/15 ...............................     1,725,000       1,808,766
    Xavier University Higher Educational Facility, MBIA Insured, 5.375%, 5/15/22 ...........     5,000,000       4,607,400
 Ohio State Turnpike Commission Turnpike Revenue, Series A,
    FGIC Insured, Pre-Refunded, 5.75%, 2/15/24 .............................................     1,000,000       1,045,210
    MBIA Insured, Pre-Refunded, 5.50%, 2/15/26 .............................................    16,400,000      16,949,892
 Ohio State University General Receipts Revenue, Athens, FSA Insured, 5.00%, 12/01/24 ......     3,025,000       2,588,825
 Ohio State Water Development Authority PCR, Facilities Revenue,
    Pennsylvania Power Co. Project, Refunding, AMBAC Insured, 6.15%, 8/01/23 ...............     3,420,000       3,450,370
    Water Control Loan Fund, Water Quality Series, MBIA Insured, 5.125%, 6/01/19 ...........     5,000,000       4,514,650
 Ohio State Water Development Authority Revenue,
    Cincinnati Gas, Refunding, Series A, MBIA Insured, 5.45%, 1/01/24 ......................     4,000,000       3,727,400
    Dayton Power, Refunding, Series A, AMBAC Insured, 6.40%, 8/15/27 .......................     5,000,000       5,090,550
    Fresh Water Service, AMBAC Insured, 5.90%, 12/01/21 ....................................     8,750,000       8,696,100
    Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ..................     1,000,000       1,006,540
    Pure Water, Refunding and Improvement, AMBAC Insured, ETM, 5.50%, 12/01/18 .............     4,450,000       4,278,542
    Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..............................     2,000,000       2,170,300
 Olentangy Local School District GO, BIG Insured, 7.75%,
    12/01/08 ...............................................................................       375,000         440,021
    12/01/09 ...............................................................................       375,000         444,180
    12/01/10 ...............................................................................       375,000         447,443
 Olmsted Falls Local School District, FGIC Insured,
    5.85%, 12/15/17 ........................................................................     1,500,000       1,504,830
    Pre-Refunded, 7.05%, 12/15/11 ..........................................................     1,000,000       1,058,950
 Ontario Local School District GO, FSA Insured, 5.125%, 12/01/18 ...........................     4,000,000       3,613,040
 Orrville Water Systems Improvement Revenue, MBIA Insured, 6.125%, 12/01/18 ................     1,150,000       1,166,652
 Ottawa County GO, Catawba Isle, AMBAC Insured, Pre-Refunded, 7.00%, 9/01/11 ...............     1,500,000       1,572,990
 Ottawa County Sewer System Revenue, Danbury Project, Refunding,
     AMBAC Insured, 5.50%, 10/01/14 ........................................................     1,950,000       1,942,181
 Painesville Township Local School District GO, Lake County, FGIC Insured,
    5.625%, 12/01/09 .......................................................................     3,240,000       3,297,672
    5.65%, 12/01/15 ........................................................................     4,490,000       4,466,428

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                        AMOUNT           VALUE
------------------------------------------                                                        ------           -----
LONG TERM INVESTMENTS (CONT.)
Perrysburg Exempt Village School District,
    AMBAC Insured, 6.00%, 12/01/15 .........................................................    $ 2,000,000     $ 2,027,860
    Series B, FSA Insured, 5.00%, 12/01/25 .................................................      5,000,000       4,261,150
Pickerington Local School District GO,
    AMBAC Insured, 5.00%, 12/01/25 .........................................................      8,335,000       7,103,337
    Refunding, AMBAC Insured, 5.55%, 12/01/07 ..............................................      1,000,000       1,020,580
Powell Village GO, Series A, MBIA Insured, 5.60%, 12/01/22 .................................        445,000         424,610
Puerto Rico Commonwealth GO,
    FSA Insured, 5.40%, 7/01/25 ............................................................      3,000,000       2,826,300
    Refunding, MBIA Insured, 5.75%, 7/01/24 ................................................      2,000,000       1,986,860
Puerto Rico PBA Revenue, Government Facilities, Series A, AMBAC Insured, 5.50%, 7/01/21 ....      4,000,000       3,844,400
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 .................     11,000,000      11,032,230
Revere Local School District GO, AMBAC Insured, 6.00%, 12/01/16 ............................      1,600,000       1,619,168
Reynoldsburg City School District GO, Refunding, FGIC Insured, 5.45%, 12/01/17 .............      4,075,000       3,922,228
Rural Lorain County Water Authority, Water Resource Revenue Improvement,
     AMBAC Insured, 5.875%, 10/01/24 .......................................................      3,100,000       3,026,995
Salem GO, AMBAC Insured, 6.50%, 12/01/06 ...................................................      2,000,000       2,165,020
South Range Local School District GO, MBIA Insured, 6.15%, 12/01/18 ........................        700,000         710,045
Southwest Regional Water District Revenue, MBIA Insured, 6.00%,
    12/01/15 ...............................................................................      1,000,000       1,013,710
    12/01/20 ...............................................................................        700,000         702,618
 South-Western City School District of Ohio Franklin and Pickway Counties GO,
      FGIC Insured, ETM, 7.875%,
    12/01/04 ...............................................................................        550,000         616,237
    12/01/06 ...............................................................................        600,000         690,990
    12/01/07 ...............................................................................        600,000         699,930
 St. Mary's Electric System Mortgage Revenue, AMBAC Insured, 6.65%, 12/01/11 ...............        600,000         629,454
 St. Mary's Waterworks Revenue, AMBAC Insured, 6.65%, 12/01/11 .............................        750,000         786,818
 Stark County GO, Refunding, AMBAC Insured, 5.70%, 11/15/17 ................................      2,775,000       2,747,306
 Steubenville City School District, Series A, AMBAC Insured, Pre-Refunded, 6.20%, 12/01/17..      2,075,000       2,205,829
 Struthers City School District, AMBAC Insured, 6.50%, 12/01/14 ............................      1,750,000       1,848,315
 Summit County GO, Limited Tax, Refunding, Series B, AMBAC Insured, 6.95%, 8/01/08 .........        400,000         417,880
 Sylvania City School District, FGIC Insured, 5.75%, 12/01/22 ..............................      4,830,000       4,698,189
 Toledo GO, Limited Tax,
    AMBAC Insured, 5.95%, 12/01/15 .........................................................      3,715,000       3,772,100
    AMBAC Insured, 6.00%, 12/01/16 .........................................................      1,000,000       1,017,580
    FGIC Insured, 7.375%, 12/01/00 .........................................................        500,000         510,915
    FGIC Insured, 7.375%, 12/01/02 .........................................................        400,000         425,832
    FGIC Insured, 7.375%, 12/01/03 .........................................................        650,000         702,975
    FGIC Insured, 7.375%, 12/01/04 .........................................................        650,000         712,121
    FGIC Insured, 7.375%, 12/01/05 .........................................................        650,000         720,038
    FGIC Insured, 7.375%, 12/01/06 .........................................................        625,000         697,294
 Trumbull County Hospital Revenue, Refunding and Improvement,
    Series A, FGIC Insured, Pre-Refunded, 6.25%, 11/15/12 ..................................      1,000,000       1,047,500
    Series B, FGIC Insured, Pre-Refunded, 6.90%, 11/15/12 ..................................      2,000,000       2,109,880
 Twinsburg City School District, FSA Insured, 6.70%, 12/01/11 ..............................      4,000,000       4,193,480
 University of Akron General Receipts, FGIC Insured,
    5.70%, 1/01/24 .........................................................................      7,300,000       7,050,413
    5.75%, 1/01/29 .........................................................................      1,500,000       1,438,815
 University of Cincinnati COP, MBIA Insured, Pre-Refunded, 6.75%, 12/01/09 .................      1,600,000       1,685,056
 University of Cincinnati General Receipt,
    Series AD, MBIA Insured, 5.125%, 6/01/20 ...............................................      1,500,000       1,335,930
    Series W, MBIA Insured, 5.85%, 6/01/16 .................................................      1,630,000       1,640,334
 University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ................      6,000,000       5,490,720
 University of Toledo General Receipt, Refunding, Series A, FGIC Insured, 5.90%, 6/01/20 ...      5,500,000       5,480,090
 Upper Arlington County School District GO, MBIA Insured, 5.25%, 12/01/22 ..................      5,000,000       4,497,400
 Urbana Wastewater Treatment Plant GO, Improvement, AMBAC Insured, 7.05%, 12/01/11 .........      1,000,000       1,069,860
 Valley Local School District, AMBAC Insured, 7.00%, 12/01/13 ..............................      1,400,000       1,517,166

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

                                                                                                 PRINCIPAL
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                       AMOUNT            VALUE
   ------------------------------------------                                                       ------            -----
   LONG TERM INVESTMENTS (CONT.)
   Warren GO,
       MBIA Insured, Pre-Refunded, 6.65%, 11/01/12 .............................................  $ 2,415,000    $  2,601,245
       Refunding, AMBAC Insured, 5.50%, 11/15/13 ...............................................    1,015,000       1,011,042
   Wausen Exempt Village School District GO, Refunding and School Improvements,
        MBIA Insured, 5.50%, 12/01/17 ..........................................................    1,800,000       1,742,418
   Wayne Local School District GO, Warren County, AMBAC Insured, 6.10%, 12/01/24 ...............    1,800,000       1,811,916
   Westerville, Minerva Park, and Blendon Joint Township Hospital District Revenue,
        St. Ann's Hospital, Refunding, Series B, AMBAC Insured,
       ETM, 7.00%, 9/15/12 .....................................................................    5,000,000       5,279,091
   Wilmington City School District GO, FGIC Insured, 6.30%, 12/01/14 ...........................    2,000,000       2,086,620
   Wilmington Water Revenue, First Mortgage System, AMBAC Insured, 6.00%, 6/15/21 ..............    2,510,000       2,517,856
   Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ................      500,000         510,755
   Wooster City School District GO, AMBAC Insured, Pre-Refunded, 6.50%, 12/01/17 ...............    8,700,000       9,237,312
   Worthington City School District GO, Refunding, FGIC Insured, 6.375%, 12/01/12 ..............    2,350,000       2,459,651
   Youngstown State University General Receipts, AMBAC Insured, Pre-Refunded, 6.00%, 12/15/16 ..    2,250,000       2,385,945
                                                                                                                 ------------
   TOTAL LONG TERM INVESTMENTS (COST $728,878,807) .............................................                  718,632,163
                                                                                                                 ------------

(a)SHORT TERM INVESTMENT .4%
   Ohio State Air Quality Development Authority Revenue, Cincinnati Gas and Electric,
        Refunding, Series A, Daily VRDN and Put, 3.75%,
       9/01/30 (COST $2,900,000) ...............................................................    2,900,000       2,900,000
                                                                                                                 ------------
    TOTAL INVESTMENTS (COST $731,778,807) 98.9% ................................................                  721,532,163
    OTHER ASSETS, LESS LIABILITIES 1.1% ........................................................                    7,808,733
                                                                                                                 ------------
    NET ASSETS 100.0% ..........................................................................                 $729,340,896
                                                                                                                 ============

See glossary of terms on page 94.

(a)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (CONT.)

GLOSSARY OF TERMS
-----------------
AMBAC  - American Municipal Bond Assurance Corp.
BART   - Bay Area Rapid Transit
BIG    - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name).
CDA    - Community Development Authority/Agency
CDD    - Community Development District
COP    - Certificate of Participation
EDA    - Economic Development Authority
EDC    - Economic Development Corp.
EDR    - Economic Development Revenue
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Co.
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assistance (some of the securities shown as FSA Insured were originally issued by Capital Guaranty Insurance Co. (CGIC) which was acquired by FSA in 1995 and no longer does business under this name).
GNMA   - Government National Mortgage Association
GO     - General Obligation
HDA    - Housing Development Authority/Agency
HDC    - Housing Development Corp.
HFA    - Housing Finance Authority/Agency
HFAR   - Housing Finance Authority Revenue
HFC    - Housing Finance Corp.
HMR    - Home Mortgage Revenue
ID     - Improvement District
IDA    - Industrial Development Authority/Agency
IDAR   - Industrial Development Authority/Agency Revenue
IDB    - Industrial Development Board
IDR    - Industrial Development Revenue
ISD    - Independent School District
LP     - Limited Partnership
MBIA   - Municipal Bond Investors Assurance Corp.
MF     - Multi-Family
MFHR   - Multi-Family Housing Revenue
MFMR   - Multi-Family Mortgage Revenue
MFR    - Multi-Family Revenue
MUD    - Municipal Utility District
PBA    - Public Building Authority
PCC    - Pollution Control Corporation
PCFA   - Pollution Control Financing Authority
PCR    - Pollution Control Revenue
PUD    - Public Utility District
RDA    - Redevelopment Authority/Agency
RDAR   - Redevelopment Authority/Agency Revenue
RMR    - Residential Mortgage Revenue
SF     - Single Family
SFM    - Single Family Mortgage
SFHR   - Single Family Housing Revenue
SFMR   - Single Family Mortgage Revenue
UHSD   - Unified High School District
USD    - Unified School District
VRDN   - Variable Rate Demand Notes

FRANKLIN TAX-FREE TRUST
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000


                                                             FRANKLIN          FRANKLIN                            FRANKLIN
                                                          ARIZONA INSURED  FLORIDA INSURED       FRANKLIN       MASSACHUSETTS
                                                              TAX-FREE        TAX-FREE       INSURED TAX-FREE  INSURED TAX-FREE
                                                             INCOME FUND     INCOME FUND        INCOME FUND       INCOME FUND
Assets:
 Investments in securities:
  Cost ..................................................   $75,855,657     $110,987,249     $ 1,516,627,349     $345,894,280
                                                            ==================================================================
  Value .................................................    72,128,323      107,402,293       1,488,307,171      338,124,599
 Cash ...................................................        52,291           97,994              16,348           28,243
 Receivables:
  Capital shares sold ...................................         6,717            2,482             402,160          251,872
  Interest ..............................................       806,983        1,887,537          22,045,842        4,497,579
                                                            -----------------------------------------------------------------
Total assets ............................................    72,994,314      109,390,306       1,510,771,521      342,902,293
                                                            -----------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .......................          --               --                  --          7,587,773
  Capital shares redeemed ...............................       271,731          239,451           4,116,635          570,392
  Affiliates ............................................        47,909           70,891             813,200          203,476
  Shareholders ..........................................        31,023           59,520             937,128          178,899
 Distributions to shareholders ..........................       113,544          174,049           2,575,492          559,143
 Other liabilities ......................................        12,958           15,095              93,312           19,195
Total liabilities .......................................       477,165          559,006           8,535,767        9,118,878
                                                            -----------------------------------------------------------------
 Net assets, at value ...................................   $72,517,149     $108,831,300     $ 1,502,235,754     $333,783,415
                                                            =================================================================
Net assets consist of:
 Undistributed net investment income ....................   $      --       $      7,872     $          --       $       --
 Accumulated distributions in excess of net
     investment income ..................................        (9,222)            --            (1,863,569)        (138,563)
 Net unrealized depreciation ............................    (3,727,334)      (3,584,956)        (28,320,178)      (7,769,681)
 Accumulated net realized loss ..........................    (1,047,218)      (1,809,902)         (4,586,441)      (1,390,941)
 Capital shares .........................................    77,300,923      114,218,286       1,537,005,942      343,082,600
                                                            -----------------------------------------------------------------
 Net assets, at value ...................................   $72,517,149     $108,831,300     $ 1,502,235,754     $333,783,415
                                                            =================================================================
CLASS A:
 Net assets, at value ...................................   $72,517,149     $108,831,300     $ 1,445,545,966     $306,530,761
                                                            =================================================================
 Shares outstanding .....................................     7,365,906       11,324,522         128,564,290       28,511,780
                                                            =================================================================
 Net asset value per share* .............................   $      9.84     $       9.61     $         11.24     $      10.75
                                                            =================================================================
 Maximum offering price per share (net asset
     value per share / 95.75%) ..........................   $     10.28     $      10.04     $         11.74     $      11.23
                                                            =================================================================
CLASS B:
 Net assets, at value ...................................          --               --       $        63,251             --
                                                            =================================================================
 Shares outstanding .....................................          --               --                 5,626             --
                                                            =================================================================
 Net asset value and maximum offering price per share* ..          --               --       $         11.24             --
                                                            =================================================================
CLASS C:
 Net assets, at value ...................................          --               --       $    56,626,537     $ 27,252,654
                                                            =================================================================
 Shares outstanding .....................................          --               --             5,005,935        2,521,596
                                                            =================================================================
 Net asset value per share* .............................          --               --       $         11.31     $      10.81
                                                            =================================================================
 Maximum offering price per share (net asset
     value per share / 99%) ........                               --               --       $         11.43     $      10.92
                                                            =================================================================

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
FEBRUARY 29, 2000

                                                                              FRANKLIN         FRANKLIN          FRANKLIN
                                                                              MICHIGAN         MINNESOTA           OHIO
                                                                          INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                                             INCOME FUND      INCOME FUND      INCOME FUND
                                                                             -----------      -----------      -----------
Assets:
 Investments in securities:
  Cost ...............................................................    $1,094,979,090     $486,964,868     $731,778,807
                                                                          ================================================
  Value ..............................................................     1,093,535,259      470,094,390      721,532,163
 Cash ................................................................            47,650            1,153          387,159
 Receivables:
  Investment securities sold .........................................         5,338,613        4,080,943        1,479,395
  Capital shares sold ................................................           589,838           59,979          323,595
  Interest ...........................................................        17,804,986        5,051,717       11,259,649
                                                                          ------------------------------------------------
Total assets .........................................................     1,117,316,346      479,288,182      734,981,961
                                                                          ------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................................         4,737,675        3,859,207        1,493,085
  Capital shares redeemed ............................................         2,455,701        1,089,782        2,039,351
  Affiliates .........................................................           611,272          277,189          426,384
  Shareholders .......................................................           575,781          282,215          421,969
 Distributions to shareholders .......................................         1,846,924          785,216        1,217,638
 Other liabilities ...................................................            36,336           24,148           42,638
                                                                          ------------------------------------------------
Total liabilities ....................................................        10,263,689        6,317,757        5,641,065
                                                                          ------------------------------------------------
 Net assets, at value ................................................    $1,107,052,657     $472,970,425     $729,340,896
                                                                          ================================================
Net assets consist of:
 Accumulated distributions in excess of net investment income ........    $     (856,242)    $   (375,804)    $   (160,736)
 Net unrealized depreciation .........................................        (1,443,831)     (16,870,478)     (10,246,644)
 Accumulated net realized loss .......................................        (1,391,908)      (1,391,185)      (1,293,348)
 Capital shares ......................................................     1,110,744,638      491,607,892      741,041,624
                                                                          ------------------------------------------------
 Net assets, at value ................................................    $1,107,052,657     $472,970,425     $729,340,896
                                                                          ================================================
CLASS A:
 Net assets, at value ................................................    $1,057,786,538     $451,142,338     $689,083,648
                                                                          ================================================
 Shares outstanding ..................................................        93,000,756       40,539,553       59,823,757
                                                                          ================================================
 Net asset value per share* ..........................................    $        11.37     $      11.13     $      11.52
                                                                          ================================================
 Maximum offering price per share (net asset value per share / 95.75%)    $        11.87     $      11.62     $      12.03
                                                                          ================================================
CLASS B:
 Net assets, at value ................................................    $      228,103             --       $     75,913
                                                                          ================================================
 Shares outstanding ..................................................            20,036             --              6,587
                                                                          ================================================
 Net asset value and maximum offering price per share* ...............    $        11.38                      $      11.52
                                                                          ================================================
CLASS C:
 Net assets, at value ................................................    $   49,038,016     $ 21,828,087     $ 40,181,335
                                                                          ================================================
 Shares outstanding ..................................................         4,282,577        1,952,137        3,468,877
                                                                          ================================================
 Net asset value per share* ..........................................    $        11.45     $      11.18     $      11.58
                                                                          ================================================
 Maximum offering price per share (net asset value per share / 99%) ..    $        11.57     $      11.29     $      11.70
                                                                          ================================================

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2000

                                                             FRANKLIN         FRANKLIN         FRANKLIN         FRANKLIN
                                                             ARIZONA          FLORIDA          INSURED         MASSACHUSETTS
                                                        INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                           INCOME FUND      INCOME FUND      INCOME FUND       INCOME FUND
                                                           -----------      -----------      -----------       -----------
Investment income:
 Interest ..........................................    $   4,515,640     $   6,609,236     $  97,587,364     $  20,888,158
                                                        -------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ..........................          511,640           718,877         7,715,627         1,854,148
 Distribution fees (Note 3)
  Class A ..........................................           82,594           119,404         1,424,689           307,504
  Class B ..........................................             --                --                  11              --
  Class C ..........................................             --                --             409,101           176,916
 Transfer agent fees (Note 3) ......................           29,481            41,633           708,052           152,248
 Custodian fees ....................................              869             1,231            16,319             3,565
 Reports to shareholders ...........................            4,661             7,717           147,775            35,101
 Registration and filing fees ......................           12,860             7,845           105,545            23,008
 Professional fees .................................            5,541             6,232            35,788            10,734
 Trustees' fees and expenses .......................              817             1,182            16,572             3,597
 Other .............................................           16,790            14,953           106,715            27,733
                                                        -------------------------------------------------------------------
     Total expenses ................................          665,253           919,074        10,686,194         2,594,554
     Expenses waived/paid by affiliate (Note 3) ....             --             (13,253)             --                --
                                                        -------------------------------------------------------------------
      Net expenses .................................          665,253           905,821        10,686,194         2,594,554
     Net investment income .........................        3,850,387         5,703,415        86,901,170        18,293,604
                                                        -------------------------------------------------------------------
Realized and unrealized losses:
 Net realized loss from investments ................         (864,384)         (542,354)       (4,583,322)       (1,390,941)
 Net unrealized depreciation on investments ........       (7,201,575)      (10,374,422)     (139,213,298)      (29,607,121)
                                                        -------------------------------------------------------------------
Net realized and unrealized loss ...................       (8,065,959)      (10,916,776)     (143,796,620)      (30,998,062)
                                                        -------------------------------------------------------------------
Net decrease in net assets resulting from operations    $  (4,215,572)    $  (5,213,361)    $ (56,895,450)    $ (12,704,458)
                                                        ===================================================================

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED FEBRUARY 29, 2000

                                                         FRANKLIN          FRANKLIN          FRANKLIN
                                                         MICHIGAN          MINNESOTA           OHIO
                                                     INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                         INCOME FUND     INCOME FUND       INCOME FUND
                                                         -----------     -----------       -----------
Investment income:
 Interest ..........................................    $ 67,977,706     $ 29,196,489     $ 45,283,561
                                                        ----------------------------------------------
Expenses:
 Management fees (Note 3) ..........................       5,567,281        2,541,127        3,798,880
 Distribution fees (Note 3)
  Class A ..........................................       1,027,547          440,429          687,814
  Class B ..........................................              78             --                 23
  Class C ..........................................         344,431          147,528          278,085
 Transfer agent fees (Note 3) ......................         589,143          251,186          390,629
 Custodian fees ....................................          11,880            5,142            7,839
 Reports to shareholders ...........................         118,016           43,957           72,193
 Registration and filing fees ......................          25,730           17,315           27,226
 Professional fees .................................          23,778           14,618           22,696
 Trustees' fees and expenses .......................          11,760            5,721            7,856
 Insurance .........................................            --               --              7,051
 Other .............................................          66,826           25,668           49,766
                                                        ----------------------------------------------
     Total expenses ................................       7,786,470        3,492,691        5,350,058
                                                        ----------------------------------------------
      Net investment income ........................      60,191,236       25,703,798       39,933,503
                                                        ----------------------------------------------
Realized and unrealized losses:
 Net realized loss from investments ................      (1,175,679)      (1,391,185)      (1,293,348)
 Net unrealized depreciation on investments ........     (90,745,904)     (42,186,535)     (62,487,259)
                                                        ----------------------------------------------
Net realized and unrealized loss ...................     (91,921,583)     (43,577,720)     (63,780,607)
                                                        ----------------------------------------------
Net decrease in net assets resulting from operations    $(31,730,347)    $(17,873,922)    $(23,847,104)
                                                        ==============================================

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999

                                                        FRANKLIN ARIZONA INSURED            FRANKLIN FLORIDA INSURED
                                                          TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                                         2000              1999               2000             1999
                                                         ----              ----               ----             ----
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................    $   3,850,387     $   3,274,625     $   5,703,415     $   5,520,101
  Net realized gain (loss) from investments ...         (864,384)           64,058          (542,354)            2,867
  Net unrealized appreciation (depreciation) on
    investments ...............................       (7,201,575)          334,186       (10,374,422)          979,147
                                                   -------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations .............       (4,215,572)        3,672,869        (5,213,361)        6,502,115
 Distributions to shareholders from:
  Net investment income .......................       (3,918,083)       (3,262,224)       (5,735,968)       (5,528,406)
  In excess of net investment income ..........           (9,222)             --                --                --
                                                   -------------------------------------------------------------------
 Total distributions to shareholders ..........       (3,927,305)       (3,262,224)       (5,735,968)       (5,528,406)
 Capital share transactions: (Note 2) .........          (24,399)       22,215,047        (4,707,193)       22,008,531
                                                   -------------------------------------------------------------------
Net increase (decrease) in net assets .........       (8,167,276)       22,625,692       (15,656,522)       22,982,240
Net assets :
 Beginning of year ............................       80,684,425        58,058,733       124,487,822       101,505,582
                                                   -------------------------------------------------------------------
 End of year ..................................    $  72,517,149     $  80,684,425     $ 108,831,300     $ 124,487,822
                                                   ===================================================================
Undistributed net investment income
 (accumulated distributions in excess of net
 investment income) included in net assets:
  End of year .................................    $      (9,222)    $      67,696     $       7,872     $      40,425
                                                   ===================================================================

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999

                                                                 FRANKLIN INSURED              FRANKLIN MASSACHUSETTS INSURED
                                                               TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                                            2000               1999                2000               1999
                                                            ----               ----                ----               ----
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................    $    86,901,170     $    89,621,811     $    18,293,604     $    17,503,725
  Net realized gain (loss) from investments ...         (4,583,322)         10,620,546          (1,390,941)            549,086
  Net unrealized depreciation on investments ..       (139,213,298)         (3,082,372)        (29,607,121)             (1,068)
                                                   ---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
      from operations .........................        (56,895,450)         97,159,985         (12,704,458)         18,051,743
 Distributions to shareholders from:
  Net investment income:
   Class A ....................................        (83,999,774)        (87,334,716)        (17,014,519)        (16,632,794)
   Class B ....................................                (71)               --                  --                  --
   Class C ....................................         (2,901,325)         (2,287,095)         (1,233,276)           (844,761)
  In excess of net investment income:
   Class A ....................................           (128,561)           (856,324)               --                  --
   Class C ....................................             (4,440)            (22,408)               --                  --
  Net realized gains:
   Class A ....................................         (2,954,541)        (13,902,736)               --            (1,931,958)
   Class C ....................................           (115,941)           (425,541)               --              (108,794)
                                                   ---------------------------------------------------------------------------
 Total distributions to shareholders ..........        (90,104,653)       (104,828,820)        (18,247,795)        (19,518,307)
 Capital share transactions: (Note 2)
   Class A ....................................       (140,018,064)         49,150,017          (4,931,023)         13,335,276
   Class B ....................................             63,000                --                  --                  --
   Class C ....................................         (2,989,153)         27,381,709           3,286,208          12,428,507
                                                   ---------------------------------------------------------------------------
 Total capital share transactions .............       (142,944,217)         76,531,726          (1,644,815)         25,763,783
Net increase (decrease) in net assets .........       (289,944,320)         68,862,891         (32,597,068)         24,297,219
Net assets
 Beginning of year ............................      1,792,180,074       1,723,317,183         366,380,483         342,083,264
                                                   ---------------------------------------------------------------------------
 End of year ..................................    $ 1,502,235,754     $ 1,792,180,074     $   333,783,415     $   366,380,483
                                                   ===========================================================================

Accumulated distributions in excess of net
      investment income included in net
      assets:
  End of year .................................    $    (1,863,569)    $    (1,730,568)    $      (138,563)    $      (184,372)
                                                   ===========================================================================


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999


                                                             FRANKLIN MICHIGAN INSURED             FRANKLIN MINNESOTA INSURED
                                                               TAX-FREE INCOME FUND                   TAX-FREE INCOME FUND
                                                               --------------------                   --------------------
                                                            2000                 1999               2000                   1999
                                                            ----                 ----               ----                   ----
Increase (decrease) in net assets:
Operations:
  Net investment income ........................    $    60,191,236      $    59,062,198      $    25,703,798      $    25,893,137
  Net realized gain (loss) from investments ....         (1,175,679)           2,222,023           (1,391,185)           1,829,574
  Net unrealized appreciation (depreciation)
   on investments ..............................        (90,745,904)          10,636,500          (42,186,535)          (1,790,539)
                                                   --------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations ...............        (31,730,347)          71,920,721          (17,873,922)          25,932,172
Distributions to shareholders from:
Net investment income:
   Class A .....................................        (57,627,770)         (56,963,881)         (24,693,081)         (25,368,828)
   Class B .....................................               (470)                --                   --                   --
   Class C .....................................         (2,366,024)          (1,809,222)          (1,010,717)            (681,854)
In excess of net investment income:
   Class A .....................................               --                   --               (315,053)             (46,601)
   Class C .....................................               --                   --                (12,896)              (1,254)
Net realized gains:
   Class A .....................................            (29,134)          (5,139,566)          (1,012,367)            (856,454)
   Class C .....................................             (1,391)            (185,565)             (45,306)             (29,745)
                                                   --------------------------------------------------------------------------------
 Total distributions to shareholders ...........        (60,024,789)         (64,098,234)         (27,089,420)         (26,984,736)
 Capital share transactions: (Note 2)
   Class A .....................................        (15,930,404)          11,242,515          (21,060,438)          20,874,563
   Class B .....................................            226,865                 --                   --                   --
   Class C .....................................          3,195,982           16,812,877            2,924,255           10,802,209
                                                   --------------------------------------------------------------------------------
 Total capital share transactions ..............        (12,507,557)          28,055,392          (18,136,183)          31,676,772
    Net increase (decrease) in net assets ......       (104,262,693)          35,877,879          (63,099,525)          30,624,208
Net assets
 Beginning of year .............................      1,211,315,350        1,175,437,471          536,069,950          505,445,742
                                                   --------------------------------------------------------------------------------
 End of year ...................................    $ 1,107,052,657      $ 1,211,315,350      $   472,970,425      $   536,069,950
                                                   ================================================================================
Accumulated distributions in excess of net
investment income included in net
 assets:
  End of year ..................................    $      (856,242)     $    (1,057,561)     $      (375,804)     $       (47,855)
                                                   ================================================================================


                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

FOR THE YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999


                                                                                         FRANKLIN OHIO INSURED
                                                                                         TAX-FREE INCOME FUND
                                                                                         --------------------
                                                                                      2000               1999
                                                                                      ----               ----
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................     $  39,933,503      $  39,188,055
  Net realized gain (loss) from investments ................................        (1,293,348)         2,482,460
  Net unrealized appreciation (depreciation) on investments ................       (62,487,259)         1,410,754
                                                                                 ---------------------------------
      Net increase (decrease) in net assets resulting from operations ......       (23,847,104)        43,081,269
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................................       (38,019,372)       (37,252,026)
   Class B .................................................................              (123)              --
   Class C .................................................................        (1,914,008)        (1,528,613)
  In excess of net investment income:
   Class A .................................................................          (126,788)              --
   Class C .................................................................            (6,383)              --
  Net realized gains:
   Class A .................................................................        (1,086,554)        (1,823,769)
   Class C .................................................................           (61,042)           (89,688)
                                                                                 ---------------------------------
Total distributions to shareholders                                                (41,214,270)       (40,694,096)
Capital share transactions: (Note 2)
   Class A .................................................................       (25,936,766)        33,237,755
   Class B .................................................................            75,442               --
   Class C .................................................................         1,413,023         13,967,984
                                                                                 ---------------------------------
Total capital share transactions ...........................................       (24,448,301)        47,205,739
      Net increase (decrease) in net assets ................................       (89,509,675)        49,592,912
Net assets
 Beginning of year .........................................................       818,850,571        769,257,659
                                                                                 ---------------------------------
 End of year ...............................................................     $ 729,340,896      $ 818,850,571
                                                                                 ---------------------------------
Accumulated distributions in excess of net investment income included in net assets:
 End of year ...............................................................     $    (160,736)     $     (27,565)
                                                                                 =================================


                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-six separate series (the Funds). All Funds included in this report are diversified except the Franklin Arizona Insured Tax-Free Income Fund and the Franklin Florida Insured Tax-Free Income Fund. The investment objective of the Funds included in this report is to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. INSURANCE

The scheduled payments of interest and principal for each insured long-term municipal security in the Trust are insured by either a new issue insurance policy, a portfolio insurance policy, a secondary insurance policy, or by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Effective February 1, 2000, the Franklin Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, and the Franklin Ohio Insured Tax-Free Income Fund began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A                                                          CLASS A & CLASS C                   CLASS A, CLASS B & CLASS C
----------------------------------------------------------------------------------------------------------------------------------
Franklin Arizona Insured                                    Franklin Massachusetts Insured        Franklin Insured Tax-Free Income
 Tax-Free Income Fund                                            Tax-Free Income Fund                     Fund
Franklin Florida Insured                                    Franklin Minnesota Insured            Franklin Ohio Insured Tax-Free
  Tax-Free Income Fund                                          Tax-Free Income Fund                     Income Fund



At February 29, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:



                                                         FRANKLIN ARIZONA INSURED          FRANKLIN FLORIDA INSURED
                                                           TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                                           --------------------              --------------------
CLASS A SHARES:                                           SHARES        AMOUNT              SHARES       AMOUNT
                                                          ------        ------              ------       ------
Year ended February 29, 2000
 Shares sold                                           2,453,917      $ 25,296,356         3,353,488      $ 33,401,084
 Shares issued in reinvestment of distributions          198,966         2,037,874           202,653         2,024,670
 Shares redeemed                                      (2,729,952)      (27,358,629)       (4,057,502)      (40,132,947)
                                                      -----------     -------------       -----------     ------------
 Net decrease                                            (77,069)     $    (24,399)         (501,361)     $ (4,707,193)
                                                      -----------     -------------       -----------     ------------
Year ended February 28, 1999
 Shares sold                                           2,370,125      $ 25,660,758         3,700,444      $ 38,909,596
 Shares issued in reinvestment of distributions          146,945         1,590,252           182,603         1,917,371
 Shares redeemed                                        (466,289)       (5,035,963)       (1,790,202)      (18,818,436)
                                                      -----------     -------------       -----------     ------------

 Net increase                                          2,050,781      $ 22,215,047         2,092,845      $ 22,008,531
                                                      ===========     ============        ===========     ============



                                                                  FRANKLIN INSURED           FRANKLIN MASSACHUSETTS INSURED
                                                                TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                                                --------------------              --------------------
CLASS A SHARES:                                                 SHARES        AMOUNT              SHARES       AMOUNT
                                                                ------        ------              ------       ------
Year ended February 29, 2000
 Shares sold                                                 19,707,494    $ 231,292,083         3,962,796    $ 44,900,906
 Shares issued in reinvestment of distributions               3,316,153       38,762,056           716,003       7,977,204
 Shares redeemed                                            (35,299,112)    (410,072,203)       (5,217,521)    (57,809,133)
                                                            -------------  --------------       -----------   -------------
 Net decrease                                               (12,275,465)   $(140,018,064)         (538,722)   $ (4,931,023)
                                                            =============  ===============       ===========   =============
Year ended February 28, 1999
 Shares sold                                                 20,347,674    $ 250,574,059          3,673,445    $ 43,120,431
 Shares issued in reinvestment of distributions               3,787,915       46,606,128            740,160       8,686,439
 Shares redeemed                                            (20,145,689)    (248,030,170)        (3,280,706)    (38,471,594)
                                                            -------------   --------------       -----------   -------------
 Net increase                                                 3,989,900    $  49,150,017          1,132,899    $ 13,335,276
                                                            =============  ===============       ===========   =============

CLASS B SHARES:
Year ended February 29, 2000(a)
 Shares sold                                                     14,530      $ 163,000
 Shares issued in reinvestment of distributions                       1             12
 Shares redeemed                                                 (8,905)      (100,012)
                                                            -------------    ----------
 Net increase                                                     5,626       $ 63,000
                                                            =============    ==========

FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                          FRANKLIN INSURED           FRANKLIN MASSACHUSETTS INSURED
                                                         TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                                         --------------------              --------------------
CLASS C SHARES:                                          SHARES        AMOUNT              SHARES            AMOUNT
                                                         ------        ------              ------            ------
Year ended February 29, 2000
 Shares sold........................................   1,513,376      $ 17,938,774          966,201      $ 10,781,033
 Shares issued in reinvestment of distributions.....     157,205         1,849,145           76,607           856,655
 Shares redeemed....................................  (1,948,799)      (22,777,072)       (754,410)       (8,351,480)
                                                     ------------------------------------------------------------------
 Net increase (decrease)............................    (278,218)     $ (2,989,153)         288,398      $  3,286,208
                                                     ==================================================================
Year ended February 28, 1999
 Shares sold........................................   2,858,182      $ 35,405,965        1,236,934      $ 14,603,154
 Shares issued in reinvestment of distributions.....     143,445         1,775,301           59,445           700,881
 Shares redeemed....................................    (791,952)       (9,799,557)       (243,865)       (2,875,528)
                                                     ------------------------------------------------------------------
  Net increase......................................   2,209,675      $ 27,381,709        1,052,514      $ 12,428,507
                                                     ==================================================================


                                                              FRANKLIN MICHIGAN INSURED        FRANKLIN MINNESOTA INSURED
                                                                TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                                                --------------------              --------------------
CLASS A SHARES:                                                 SHARES        AMOUNT              SHARES       AMOUNT
                                                                ------         ------              ------       ------
Year ended February 29, 2000
 Shares sold........................................         10,186,319     $ 121,214,207          3,490,337     $ 40,650,218
 Shares issued on merger (Note 7)...................          1,293,437        15,172,016                 --           --
 Shares issued in reinvestment of distributions.....          2,518,024        29,587,974          1,201,706       13,903,684
 Shares redeemed....................................        (15,575,753)     (181,904,601)        (6,592,039)    (75,614,340)
                                                           --------------------------------------------------------------------
 Net decrease                                                (1,577,973)    $ (15,930,404)        (1,899,996)    $(21,060,438)
                                                           ====================================================================
Year ended February 28, 1999
 Shares sold........................................          8,062,766     $  98,708,500          4,579,843     $ 55,803,476
 Shares issued in reinvestment of distributions.....          2,592,822        31,727,653          1,138,659       13,862,003
 Shares redeemed....................................         (9,743,467)     (119,193,638)        (4,006,455)    (48,790,916)
                                                           --------------------------------------------------------------------
 Net increase.......................................            912,121     $  11,242,515          1,712,047     $ 20,874,563
                                                           ====================================================================


CLASS B SHARES:
Year ended February 29, 2000(a)
 Shares sold........................................             20,025      $ 226,741
 Shares issued in reinvestment of distributions.....                 11            124
                                                           -----------------------------
 Net increase.......................................             20,036      $ 226,865
                                                           =============================

CLASS C SHARES:
Year ended February 29, 2000
 Shares sold........................................          1,409,896      $ 16,934,372            698,406     $  8,181,096
 Shares issued in reinvestment of distributions.....            136,796         1,617,620             66,230          767,862
 Shares redeemed....................................         (1,307,889)      (15,356,010)          (526,304)     (6,024,703)
                                                           -------------------------------------------------------------------
 Net increase.......................................            238,803      $  3,195,982            238,332     $  2,924,255
                                                           ===================================================================
Year ended February 28, 1999
 Shares sold........................................          1,687,220     $  20,782,927            967,191     $ 11,818,508
 Shares issued in reinvestment of distributions.....            114,497         1,411,093             38,858          475,238
 Shares redeemed....................................           (437,096)       (5,381,143)          (121,981)     (1,491,537)
                                                           -------------------------------------------------------------------
 Net increase.......................................          1,364,621     $  16,812,877            884,068     $ 10,802,209
                                                           ===================================================================

FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                      FRANKLIN OHIO INSURED
                                                                      TAX-FREE INCOME FUND
                                                                      --------------------
CLASS A SHARES:                                                SHARES                  AMOUNT
                                                               ------                   ------
Year ended February 29, 2000
 Shares sold...........................................       6,843,345            $  82,632,226
 Shares issued in reinvestment of distributions........       1,661,089               19,820,266
 Shares redeemed.......................................     (10,850,902)            (128,389,258)
                                                          ---------------------------------------
 Net decrease..........................................      (2,346,468)           $ (25,936,766)
                                                          =======================================
Year ended February 28, 1999
 Shares sold...........................................       7,474,825            $  93,338,302
 Shares issued in reinvestment of distributions........       1,562,346               19,499,382
 Shares redeemed.......................................      (6,380,336)             (79,599,929)
                                                          ---------------------------------------
 Net increase..........................................       2,656,835            $  33,237,755
                                                          =======================================
CLASS B SHARES:
Year ended February 29, 2000(a)
 Shares sold...........................................           6,586            $      75,434
 Shares issued in reinvestment of distributions........               1                        8
                                                          ---------------------------------------
 Net increase..........................................           6,587            $      75,442
                                                          =======================================
CLASS C SHARES:
Year ended February 29, 2000
 Shares sold...........................................         931,003            $  11,267,145
 Shares issued in reinvestment of distributions........         116,996                1,402,890
 Shares redeemed.......................................        (944,288)             (11,257,012)
                                                          ---------------------------------------
 Net increase..........................................         103,711            $   1,413,023
                                                          =======================================
Year ended February 28, 1999
 Shares sold...........................................       1,355,256            $  17,004,771
 Shares issued in reinvestment of distributions........          92,437                1,159,580
 Shares redeemed.......................................        (334,322)              (4,196,367)
                                                          ---------------------------------------
 Net increase..........................................       1,113,371            $  13,967,984
                                                          =======================================

(a)For the period February 1, 2000 (effective date) to February 29, 2000.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Funds' investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

The Funds pay an investment management fee to Advisers based on the average net assets of the Funds as follows:

        ANNUALIZED FEE RATE        MONTH-END NET ASSETS
        -------------------        --------------------
    .625%                          First $100 million
    .500%                          Over $100 million, up to and including $250 million
    .450%                          In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

Advisers agreed in advance to waive management fees for the Franklin Florida Insured Tax-Free Income Fund through August 31, 1999, as noted in the Statement of Operations.

FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Funds reimburse Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the funds' shares, and received contingent deferred sales charges for the year as follows:

                                       FRANKLIN         FRANKLIN                                 FRANKLIN
                                        ARIZONA         FLORIDA              FRANKLIN          MASSACHUSETTS
                                   INSURED TAX-FREE  INSURED TAX-FREE     INSURED TAX-FREE   INSURED TAX-FREE
                                      INCOME FUND      INCOME FUND           INCOME FUND        INCOME FUND
-------------------------------------------------------------------------------------------------------------------
Net commissions paid ...............    $ 19,134          $    691             $379,975            $104,665
Contingent deferred
 sales charges .....................    $ 10,224          $  1,130             $ 78,535            $ 29,631




                                                FRANKLIN                FRANKLIN          FRANKLIN
                                                MICHIGAN                MINNESOTA           OHIO
                                            INSURED TAX-FREE        INSURED TAX-FREE    INSURED TAX-FREE
                                               INCOME FUND             INCOME FUND        INCOME FUND
---------------------------------------------------------------------------------------------------------------------
Net commissions paid ....................      $307,087               $111,796           $184,101
Contingent deferred
 sales charges ..........................      $ 56,030               $ 37,510           $ 81,934

The funds paid transfer agent fees of $2,162,372, of which $1,825,421 was paid to Investor Services.


4. INCOME TAXES

At February 29, 2000, the funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                      FRANKLIN          FRANKLIN                                 FRANKLIN
                                                       ARIZONA          FLORIDA              FRANKLIN          MASSACHUSETTS
                                                  INSURED TAX-FREE   INSURED TAX-FREE     INSURED TAX-FREE   INSURED TAX-FREE
                                                     INCOME FUND       INCOME FUND           INCOME FUND        INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
Capital loss carryovers expiring in:
2003 .......................................     $  165,472           $1,100,392           $       --          $        --
2005 .......................................         17,363              167,156                   --                   --
2007 .......................................             --                   --                   --                   --
2008 .......................................        698,822              497,948            3,533,187            1,247,097
---------------------------------------------------------------------------------------------------------------------------------
                                                 $  881,657           $1,765,496           $3,533,187           $1,247,097
=================================================================================================================================


                                                     FRANKLIN                FRANKLIN            FRANKLIN
                                                     MICHIGAN                MINNESOTA             OHIO
                                                  INSURED TAX-FREE      INSURED TAX-FREE    INSURED TAX-FREE
                                                    INCOME FUND            INCOME FUND         INCOME FUND
-------------------------------------------------------------------------------------------------------------------
Capital loss carryovers expiring in:

2003 .....................................      $       --          $        --           $       --
2005 .....................................              --                   --                   --
2007 .....................................         104,203                   --                   --
2008 .....................................          68,409            1,391,185            1,196,416
-------------------------------------------------------------------------------------------------------------------
                                                $  172,612           $1,391,185           $1,196,416
===================================================================================================================

At February 29, 2000, the following funds have deferred capital losses occurring subsequent to October 31, 1999. For tax purposes, such losses will be reflected in the year ending February 28, 2001.

          FRANKLIN           FRANKLIN                                 FRANKLIN            FRANKLIN            FRANKLIN
          ARIZONA            FLORIDA              FRANKLIN          MASSACHUSETTS         MICHIGAN             OHIO
      INSURED TAX-FREE    INSURED TAX-FREE     INSURED TAX-FREE   INSURED TAX-FREE     INSURED TAX-FREE     INSURED TAX-FREE
          INCOME FUND        INCOME FUND           INCOME FUND        INCOME FUND          INCOME FUND        INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
       $  165,561           $   44,406           $1,050,135           $  143,844           $1,107,270        $   96,932


Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At February 29, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                           FRANKLIN                  FRANKLIN                                           FRANKLIN
                                           ARIZONA                    FLORIDA                 FRANKLIN                MASSACHUSETTS
                                       INSURED TAX-FREE            INSURED TAX-FREE        INSURED TAX-FREE         INSURED TAX-FREE
                                          INCOME FUND                INCOME FUND               INCOME FUND              INCOME FUND
                                     ----------------------------------------------------------------------------------------------

Investments at cost ............      $    75,855,657            $   110,987,249            $ 1,516,630,468         $   345,894,280
                                     ==============================================================================================
Unrealized appreciation ........      $       689,986            $     1,214,646            $    30,684,740         $     5,082,618
Unrealized depreciation ........           (4,417,320)                (4,799,602)               (59,008,037)            (12,852,299)
                                     ----------------------------------------------------------------------------------------------
Net unrealized depreciation ....      $    (3,727,334)           $    (3,584,956)           $   (28,323,297)        $    (7,769,681)
                                     ==============================================================================================


                                          FRANKLIN                  FRANKLIN                 FRANKLIN
                                          MICHIGAN                  MINNESOTA                  OHIO
                                       INSURED TAX-FREE         INSURED TAX-FREE          INSURED TAX-FREE
                                           INCOME FUND             INCOME FUND                INCOME FUND
                                     -------------------        -------------------      -----------------
Investments at cost ............     $ 1,095,091,116            $   486,964,868            $   731,778,807
                                     ======================================================================
Unrealized appreciation ........     $    29,172,174            $     5,678,298            $    14,819,387
Unrealized depreciation ........         (30,728,031)               (22,548,776)               (25,066,031)
                                     ----------------------------------------------------------------------
Net unrealized depreciation ....     $    (1,555,857)           $   (16,870,478)           $   (10,246,644)
                                     ======================================================================


FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended February 29, 2000, were as follows:

                       FRANKLIN           FRANKLIN                                      FRANKLIN
                       ARIZONA            FLORIDA                FRANKLIN             MASSACHUSETTS
                   INSURED TAX-FREE    INSURED TAX-FREE       INSURED TAX-FREE       INSURED TAX-FREE
                      INCOME FUND        INCOME FUND           INCOME FUND              INCOME FUND

------------------------------------------------------------------------------------------------------
Purchases ......    $ 27,731,508           $ 27,695,469           $218,961,897           $ 91,891,457
Sales ..........    $ 26,782,132           $ 31,033,052           $367,050,295           $ 90,072,934





                          FRANKLIN                FRANKLIN                FRANKLIN
                          MICHIGAN                MINNESOTA                 OHIO
                      INSURED TAX-FREE        INSURED TAX-FREE          INSURED TAX-FREE
                          INCOME FUND             INCOME FUND             INCOME FUND

-----------------------------------------------------------------------------------------
Purchases ............     $159,964,006           $ 79,776,178           $ 75,008,833
Sales ................     $165,034,805           $ 91,614,026           $104,266,962

6. CREDIT RISK

The funds have investments in excess of 10% of their total net assets in their respective states and/or U.S. territories and possessions except the Franklin Insured Tax-Free Income Fund which has investments in excess of 10% of its total net assets in the state of Texas. Such concentration may subject the funds more significantly to economic changes occurring within those states and/or U.S. territories and possessions.


7. FUND MERGER

On August 26, 1999, the Franklin Michigan Insured Tax-Free Income Fund acquired the net assets of Franklin Michigan Tax-Free Income Fund pursuant to a plan of reorganization approved by Franklin Michigan Tax-Free Income Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,293,437 Class A shares of the Franklin Michigan Insured Tax-Free Income Fund (valued at $11.73) for the net assets of the Franklin Michigan Tax-Free Income Fund which aggregated $15,172,016, including $346,476 of unrealized depreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Franklin Michigan Insured Tax-Free Income Fund immediately after the merger were $1,206,193,329.


8. CREDIT FACILITY

Certain Franklin Templeton Funds, including the Franklin Tax-Free Trust, are participants in a $750 million senior unsecured credit agreement for temporary or emergency purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Funds' borrowings at market rates. At February 29, 2000, the Trust had not utilized this credit facility.


FRANKLIN TAX-FREE TRUST

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE FRANKLIN TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting part of the Franklin Tax-Free Trust (hereafter referred to as the "Trust") at February 29, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
April 3, 2000

FRANKLIN TAX-FREE TRUST

TAX DESIGNATION

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Trust hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended February 29, 2000.






SHAREHOLDER LETTER

Dear Shareholder:

It's a pleasure to bring you Franklin Tax-Free Trust's semiannual report for the six months ended August 31, 2000.

The U.S. economy continued its trend of strong growth during the six-month review period, as second quarter annualized gross domestic product increased 5.6% on the heels of a 4.8% rise in the first quarter. Concerned that this growth, combined with a historically low unemployment rate, would lead to inflationary pressures, the Federal Open Market Committee (FOMC) raised the federal funds target rate twice during the reporting period, with the last increase occurring in May when they brought the rate to 6.5%. The Federal Reserve Board's (the Fed's) reluctance to raise short-term rates at the June and August FOMC meetings, together with a moderate 0.1% increase in August's Consumer Price Index, suggested that the economy could be feeling the impact of the recent rate increases and might be slowing to a more sustainable pace.

The municipal bond market performed well over the reporting period following a difficult year in 1999 and a slow start in the first quarter of 2000, in which strong economic numbers and the federal funds target rate increases hampered bond prices. The belief that these rate increases were beginning to achieve their desired effect of slowing the economy and that, for the time being, the Fed would hold off on further tightening led to a general decline in long-term interest rates. The yield on the 30-year Treasury bond fell from 6.14% at the beginning of the period to 5.67% on August 31, 2000, and the 10-year Treasury note declined from 6.41% to 5.73%. Furthermore, the municipal bond market generally trended with the 30-year

CONTENTS

Shareholder Letter ................1

Fund Reports

Franklin Arizona Insured
Tax-Free Income Fund ..............4

Franklin Florida Insured
Tax-Free Income Fund ..............8

Franklin Insured
Tax-Free Income Fund .............12

Franklin Massachusetts Insured
Tax-Free Income Fund .............18

Franklin Michigan Insured
Tax-Free Income Fund .............23

Franklin Minnesota Insured
Tax-Free Income Fund .............30

Franklin Ohio Insured
Tax-Free Income Fund .............35

Municipal Bond Ratings ...........40

Financial Highlights &
Statements of Investments ........42

Financial Statements .............89

Notes to Financial Statements ....99


FUND CATEGORY

[PYRAMID GRAPHIC]

WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.* You can find your Fund's taxable equivalent distribution rate and yield in the Performance Summary that follows your Fund's report.

*For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

Treasury bond and saw yields decrease. The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of the municipal bond market, decreased from a yield of 6.17% to 5.72% for the same period.(1) Bond yields and prices move in an inverse relationship, so that as yields fall, prices rise.

In addition to the respite from interest-rate tightening, lower supply favorably impacted municipal bond prices. The booming economy, which increased revenues for most municipalities, reduced the need for borrowing to finance capital projects. From January through August 31, 2000, national municipal bond issuance was down 20.3%, compared to the same period in 1999.(2) Lower supply and continued high demand for municipal bonds among insurance and mutual fund companies, as well as retail investors, contributed to their price increase. The government announced a buyback of 30-year Treasury bonds, which increased their price and decreased their yield. This meant that, on a relative basis, long-term municipal bond yields have been attractive. During the six months under review, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 104% of a comparable Treasury bond's yield. (1) Historically, this ratio is about 90%. Since municipal bonds are tax-exempt, generally they yield less than Treasuries, which are subject to federal income tax. When municipal bonds are yielding nearly the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost.

Municipal bond funds continue to be attractive for those investors seeking tax-free income. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.

1. Source: The Bond Buyer. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.

2. Source: The Bond Buyer, 9/1/2000.

Looking forward, we anticipate that the Fed will continue to monitor inflationary tendencies closely. If the economy slows toward the end of 2000, the bond markets could continue their positive trend. Predicting market cycles is very difficult, even for professional economists -- which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the funds' total return performance.

We encourage you to discuss your financial goals with your investment representative, who can address concerns about volatility and help you diversify your investments and stay focused on the long term. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,



/s/Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Tax-Free Trust




/s/Sheila Amoroso

Sheila Amoroso



/s/Rafael R. Costas Jr.

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors
Franklin Municipal Bond Department

FRANKLIN ARIZONA INSURED
TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Arizona Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Arizona state personal income taxes through a portfolio consisting primarily of insured Arizona municipal bonds.(1)

STATE UPDATE

[STATE OF ARIZONA GRAPHIC]

Arizona's economy retained its positive growth trend and continues to be one of the nation's fastest-growing states. Job growth in the first three months of the year reached 4.8%, stronger than the 4.1% pace recorded in first quarter 1999.(2) Recent gains in light manufacturing, telecommunications-based services, and software and computer services fueled strong employment growth. Despite the state's rapid population growth rate -- four times the national rate and the second-highest in the nation after Nevada -- Arizona's unemployment in July 2000 was just 3.6%, the lowest since 1969 and lower than the national average of 4.0%.(3)(4)

Arizona's population and personal income increases bolstered the banking, real estate and retail trade sectors as consumers maintained their buying spree in early 2000.(3) Personal income in 1999 was up 7.0% versus 1998, placing Arizona seventh nationally in rate of growth.(2) Retail sales increased nearly 12% and per-capita retail sales were on par with national averages.(3) In contrast to national readings, which declined somewhat in recent months, consumer confidence among Arizonans remained at record highs.(5)

1. For investors subject to the federal alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

A non-diversified fund may be subject to greater risk of adverse economic or regulatory developments in that state than a fund with broader geographical diversification.

2. Source: The Business Journal of Phoenix, Arizona Economy Going Strong,
6/27/00.

3. Source: Standard & Poor's(R), Ratings Direct, 6/7/00.

4. Source: Bureau of Labor Statistics, 8/23/00.

5. Source: The University of Arizona at Tucson, Arizona's Economy, 7/00.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 43.

Strength in the California and national economies, plus the likelihood of a worldwide economic rebound, bode well for Arizona. Economic growth in California, the state's leading domestic trading partner, outpaced that of the nation in the second quarter of 2000. Mexico, Arizona's leading international trading partner, is expected to grow by 4.0% in 2000.(6) Arizona is well-positioned for continued growth.

The state maintained a healthy financial outlook during the reporting period. Rising employment and vibrant economic activity resulted in revenue growth, which outpaced increased spending and more than offset recent income tax cuts. Additionally, fiscal year 1999 revenues exceeded the budgeted forecast by $99.4 million, and fiscal year 2000-2001 revenues are expected to outpace the biennial budget estimates by $303 million.(7) With personal income, employment and population projected to grow faster than the national average, we anticipate a bright future for Arizona bonds.

PORTFOLIO NOTES

Interest rates were volatile during the first half of the reporting period, then stabilized somewhat during the summer months, allowing long-term interest rates to decline for the first time in nearly a year. Overall, declining interest rates benefited bond prices, which rise as yields fall. Accordingly, Franklin Arizona Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $9.85 per share on February 29, 2000, to $10.37 on August 31, 2000.

While interest rates rose during the reporting period, we were able to purchase insured bonds at attractive levels in the 6.0%-6.125% range. We sought to take advantage of rising interest rates by selling lower-yielding bonds at a loss, and reinvesting the proceeds at higher yields. Such losses can be used to offset any current or future capital gains, possibly lowering shareholders' future tax liabilities. Throughout the reporting period, we also worked on improving the portfolio's structure. We enhanced the Fund's call protection by selling bonds with shorter call structures and buying back similar coupon bonds with longer calls. In this process, we sold Mesa Street and Highway Revenue and Pinal County USD Apache Junction bonds. The increased call protection within the portfolio enabled the Fund to raise its dividend distributions to shareholders from 4.05 cents per share to 4.07 cents per share during the period.

6. Source: Arizona Office of the Governor, The Executive Mid-Biennium Update Fiscal Years 2000 and 2001, 1/00.

7. Source: Joint Legislative Budget Committee Fiscal Policy Analysis for the Arizona Legislature, 1/00.

PORTFOLIO BREAKDOWN
Franklin Arizona Insured
Tax-Free Income Fund
8/31/00

                                     % OF TOTAL
                                     LONG-TERM
                                    INVESTMENTS
-----------------------------------------------
Utilities                              23.2%

Hospital & Health Care                 16.5%

General Obligation                     12.8%

Housing                                11.3%

Subject to Government
Appropriation                           7.9%

Prerefunded                             7.8%

Higher Education                        7.6%

Transportation                          7.2%

Other Revenue                           3.5%

Tax-Supported                           2.2%

DIVIDEND DISTRIBUTIONS*
Franklin Arizona Insured
Tax-Free Income Fund - Class A
3/1/00 - 8/31/00

                   DIVIDEND
MONTH              PER SHARE
------------------------------
March              4.05 cents

April              4.05 cents

May                4.05 cents

June               4.07 cents

July               4.07 cents

August             4.07 cents
------------------------------
TOTAL              24.36 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

We participated in a number of new issues during the reporting period, and increased the Fund's exposure to the utilities and higher education sectors while reducing portfolio weightings in both general obligation and hospital/health care bonds. The Fund's purchases included Tucson Water Revenue and Peoria Water and Sewer Revenue bonds.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 7 shows that at the end of this reporting period, the Fund's distribution rate was 4.51%, based on an annualization of the current 4.07 cent ($0.0407) per share dividend and the maximum offering price of $10.83 on August 31, 2000. An investor in the maximum combined federal and Arizona state personal income tax bracket of 42.64% would need to earn 7.86% from a taxable investment to match the Fund's tax-free distribution rate.

Arizona's new bond issuance year-to-date through August 31 was nearly $2 billion, a 15% decrease compared to the same period in 1999.(8) This slightly reduced new-issue supply, combined with strong retail demand for Arizona municipal bonds, should help maintain the state's municipal bond prices and help support the value of the portfolio's holdings going forward. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

8. Source: The Bond Buyer, 9/1/00.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return                +7.87%
Net Asset Value (NAV)                $10.37 (8/31/00)             $9.85 (2/29/00)
Change in NAV                        +$0.52
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2436

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                               INCEPTION
CLASS A                                        1-YEAR          5-YEAR          (4/30/93)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +5.77%          +30.28%         +48.44%
Average Annual Total Return(2)                 +1.28%           +4.52%          +4.86%

AS OF 8/31/00

SHARE CLASS                                                            A
--------------------------------------------------------------------------
Distribution Rate(3)                                                 4.51%
Taxable Equivalent Distribution Rate(4)                              7.86%
30-Day Standardized Yield(5)                                         4.39%
Taxable Equivalent Yield(4)                                          7.65%

FRANKLIN ARIZONA INSURED
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge; thus actual total returns may be slightly lower. Past expense reductions by the Fund's manager increased the Fund's total return.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge.

3. Distribution rate is based on an annualization of the 4.07 cent per share current monthly dividend and the maximum offering price of $10.83 per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Arizona state personal income tax bracket of 42.64%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN FLORIDA INSURED
TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Florida Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio consisting primarily of insured Florida municipal bonds.(1) In addition, the Fund's shares are free from Florida's annual intangibles tax.

STATE UPDATE

[STATE OF FLORIDA GRAPHIC]

Florida's robust economy led to a high rate of job creation during the six months under review. Employment growth has averaged 3.6% since 1992, ranking the state seventh in the nation.(2) Also, during the period, a tight labor market contributed to low unemployment. Florida's 3.7% unemployment rate for July, compared with the 4.0% national average for the same month, typifies the state's trend of unemployment rates at or below the national average.(3)

The favorable economic environment of recent years, coupled with financial discipline, has enabled the state to record successive years of budgetary surpluses and to add to its reserve fund balances. As of fiscal year 1999's audit, the reserve fund balance of $3.5 billion represented more than 18% of total revenues and spending levels.(2) The state also enforces solid budget and cash flow monitoring procedures, which allow maximum flexibility in managing the budget throughout the fiscal year. If imbalances are detected, the state possesses a statutory framework to reduce appropriations and avoid deficits.

1. For investors subject to the federal alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so. A non-diversified fund may be subject to greater risk of adverse economic or regulatory developments in that state than a fund with broader geographical diversification.

2. Source: Standard and Poor's,Ratings Direct,8/8/00. This does not indicate Standard & Poor's rating of the Fund.

3. Source: Bureau of Labor Statistics, 8/25/00.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 46.

Although Florida's $955 per capita tax-supported debt level topped the $540 median for the 50 states, this level remained moderate relative to the state's resources. Debt-service charges represented 5.4% of general revenue fund resources and 2.7% of total state revenue during the reporting period.(2) Capital outlay for primary, secondary and higher education mostly accounts for the increase in Florida's tax-supported debt over the past decade.

Going forward, Florida's diversified, service-based economy, fully-funded budget, past history of fiscal discipline and stabilization reserves equal to 5% of revenues, as well as its AA+ credit rating from Standard & Poor's, an independent credit rating agency, should support the state's favorable credit outlook.(2)

PORTFOLIO NOTES

Interest rates were volatile during the first half of the reporting period, then stabilized somewhat during the summer months, allowing long-term interest rates to decline slightly for the first time in nearly a year. Overall, declining interest rates benefited bond prices, which rise as yields fall. Accordingly, Franklin Florida Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $9.61 per share on February 29, 2000, to $10.07 on August 31, 2000.

While interest rates rose during the spring, we sold lower-yielding securities at a loss and reinvested the proceeds at higher yields. Such losses can be used to offset any current or future capital gains, possibly lowering shareholders' future tax liabilities. Following this strategy, we sold West Palm Beach Utilities System Revenue, Celebration Community Development District, First Florida Governmental Financing Commission, and St. John's County Industrial Development Authority - Golf Hall of Fame bonds during the reporting period.

PORTFOLIO BREAKDOWN
Franklin Florida Insured
Tax-Free Income Fund
8/31/00

                                   % OF TOTAL
                                    LONG-TERM
                                   INVESTMENTS
----------------------------------------------
Utilities*                             33.8%

Other Revenue                          13.7%

Tax-Supported                           9.9%

Prerefunded                             8.6%

Housing                                 8.5%

Transportation                          8.2%

Hospital & Health Care                  7.3%

Subject to Government
Appropriation                           7.3%

Higher Education                        1.8%

General Obligation                      0.9%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

DIVIDEND DISTRIBUTIONS*
Franklin Florida Insured
Tax-Free Income Fund - Class A
3/1/00 - 8/31/00

                      DIVIDEND
MONTH                 PER SHARE
---------------------------------
March                 4.01 cents

April                 4.01 cents

May                   4.01 cents

June                  4.03 cents

July                  4.03 cents

August                4.03 cents
---------------------------------
TOTAL                 24.12 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

The Fund also sought to take advantage of the rising interest-rate environment to improve the portfolio's structure and call protection, and increase the Fund's income-earning potential. We sold municipal bonds with shorter call protection and lower booked yields, and used the proceeds to buy those with extended maturities at current coupon rates and longer call protection. To that end, purchases during the period included Gulf Breeze Revenue, Tavares Water and Sewer Revenue, Orange County Tourist Development Tax Revenue, Lynn Haven Capital Improvement Revenue and Florida State Board Registered Housing Revenue, University of Florida bonds.

This strategy enabled the Fund to increase its dividend distribution to shareholders during the reporting period, from 4.01 cents to 4.03 cents per share.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 11 shows that at the end of this reporting period, the Fund's distribution rate was 4.62%, based on an annualization of the current 4.05 cent ($0.0405) per share dividend and the maximum offering price of $10.52 on August 31, 2000. An investor in the maximum federal income tax bracket of 39.6% would need to earn 7.65% from a taxable investment to match the Fund's tax-free distribution rate.

Florida's new bond issuance year-to-date through August 31 was nearly $7.7 billion, down 3.3% from the same period in 1999.(4) This slightly reduced new-issue supply, combined with strong retail demand for Florida municipal bonds, should help maintain the state's municipal bond prices and help support the value of the portfolio's holdings going forward. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: The Bond Buyer,9/1/00.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +7.41%
Net Asset Value (NAV)                $10.07 (8/31/00)           $9.61 (2/29/00)
Change in NAV                        +$0.46
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2412

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                      INCEPTION
CLASS A                                   1-YEAR         5-YEAR       (4/30/93)
-------------------------------------------------------------------------------
Cumulative Total Return(1)                +5.55%         +30.72%      +44.46%
Average Annual Total Return(2)            +1.05%         +4.60%       +4.47%

AS OF 8/31/00

SHARE CLASS                                                       A
---------------------------------------------------------------------
Distribution Rate(3)                                            4.62%
Taxable Equivalent Distribution Rate(4)                         7.65%
30-Day Standardized Yield(5)                                    4.57%
Taxable Equivalent Yield(4)                                     7.57%

FRANKLIN FLORIDA INSURED
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge; thus actual total returns may be slightly lower. Past expense reductions by the Fund's manager increased the Fund's total return.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge.

3. Distribution rate is based on an annualization of the 4.05 cent per share current monthly dividend and the maximum offering price of $10.52 per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the 2000 maximum federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.


FRANKLIN INSURED TAX-FREE INCOME FUND

PORTFOLIO BREAKDOWN
Franklin Insured
Tax-Free Income Fund
8/31/00

                                     % OF TOTAL
                                      LONG-TERM
                                     INVESTMENTS
------------------------------------------------
Hospital & Health Care*                 29.1%

Utilities                               18.8%

Prerefunded                             18.7%

General Obligation                       7.8%

Transportation                           7.0%

Higher Education                         6.2%

Housing                                  3.6%

Subject to Government
Appropriation                            3.0%

Tax-Supported                            2.8%

Other Revenue                            2.1%

Corporate-Backed                         0.9%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as hospitals & health care. A change that affects one project would likely affect all similar projects, thereby increasing market risk.


Your Fund's Goal: Franklin Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a portfolio consisting primarily of insured municipal bonds.(1)

PORTFOLIO NOTES

The municipal bond market rebounded somewhat during the period under review as long-term interest rates generally declined during the summer months following months of volatility. Municipal bond investors remained cautious as the Federal Reserve Board (the Fed) took an aggressive posture toward mitigating inflationary tendencies by raising the federal funds target rate for the sixth time in just over a year at the May meeting, bringing the yield to 6.50%. The Fed's reluctance to raise short-term rates at the June and August FOMC meetings, together with recent indications that the economy may be slowing to a more sustainable pace, resulted in a positive market reaction during the final three months of the reporting period as evidenced by lower long-term interest rates. The yield on the benchmark 30-year Treasury bond decreased from 6.14% on February 29, 2000, to 5.67% on August 31, 2000, after reaching a high of 6.24% on May 8, 2000. The municipal market generally trended with the 30-year Treasury bond and saw yields decrease.

1. These dividends are generally subject to state and local income taxes, if any. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 50.

As such, the Bond Buyer Municipal Bond Index yield fell from 6.17% to 5.72% during the period under review.(2) Declining yields resulted in a corresponding rise in bond prices. Accordingly, Franklin Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $11.24 per share on February 29, 2000, to $11.70 on August 31, 2000.

The market for insured bonds remained strong as the yield spreads between high-grade and more speculative grade bonds continued to be comparatively narrow. The supply of insured municipal bonds has also diminished from its peak in 1998. Since 1998, when more than half of newly issued bonds were insured, insured penetration decreased to just over 46% in 1999 and only 38% in the first half of 2000.(3) Through August 2000, approximately $123 billion in new municipal bonds were issued, compared to more than $138 billion during the same period in 1999.(2) As the four major municipal bond insurers continually assess their business models and price their products accordingly, we expect overall issuance and insurance penetration to continue near the levels we have seen so far this year, which we feel should benefit Franklin Insured Tax-Free Income Fund, on a supply/demand basis.

The Fund focused primarily on increasing its position in specialty state bonds because of their narrower-than-usual spreads to general national market bonds. Specialty state bonds generally trade at lower yields than those of other states due to supply/demand characteristics and credit quality. As the market stabilizes and investors return to the municipal bond market, we believe yield ratios should return to historical levels, which should benefit specialty state securities. We also sought to take advantage of volatility and rising interest rates early in the period by reducing our exposure to prerefunded bonds while increasing our holdings of insured hospital bonds. Hospital bonds fell out of favor recently, creating opportunities to purchase

WHAT IS A PREREFUNDED BOND?

When a bond is prerefunded, a new issue is brought to market with a lower interest rate to pay off the older issue at its first call date. In most cases, the proceeds from the sale of the new bonds are invested in U.S. Treasury securities that mature on the first call date of the original bonds. Because of the U.S. Treasury backing, prerefunded bonds usually offer a substantial price increase -- depending on their call date.

Generally, we look to sell prerefunded bonds as they approach five years to their call date. At this point, the premium on prerefunded bonds often begins to decline rapidly to the stated call price. Our strategy aims to capture the bond's premium, increase the Fund's call protection and protect its share value.

2. Source: The Bond Buyer, 9/11/00.

3. Source: The Bond Buyer, 7/1/00.


DIVIDEND DISTRIBUTIONS*
Franklin Insured Tax-Free Income Fund
3/1/00 - 8/31/00

                                   DIVIDEND PER SHARE
                    -----------------------------------------------------
MONTH               CLASS A             CLASS B             CLASS C
-------------------------------------------------------------------------
March               5.05 cents          4.53 cents          4.53 cents
April               5.05 cents          4.53 cents          4.53 cents
May                 5.05 cents          4.53 cents          4.53 cents
June                5.08 cents          4.51 cents          4.54 cents
July                5.08 cents          4.51 cents          4.54 cents
August              5.08 cents          4.51 cents          4.54 cents
-------------------------------------------------------------------------
TOTAL               30.39 CENTS         27.12 CENTS         27.21 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

AAA insured hospital issues at what we felt were advantageous price levels. We made most purchases in the new-issue market as issuers and underwriters priced deals attractively in their efforts to solicit institutional investors' interest. Purchases during the six months under review included Atlanta, Georgia, Airport Revenue; Sauk Rapids, Minnesota, School Revenue; and Allegheny, Pennsylvania, Hospital Revenue bonds.

As a result of restructuring the portfolio during the period's higher interest-rate environment, we were able to increase the Fund's Class A shares' monthly dividend distribution in June, from 5.05 cents to 5.08 cents per share.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 16 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.99%, based on an annualization of the current 5.08 cent ($0.0508) per share dividend and the maximum offering price of $12.22 on August 31, 2000. An investor in the maximum federal personal income tax bracket of 39.6% would need to earn 8.26% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and Class C shares.

Looking ahead, we believe municipal bond prices may continue to benefit if the Fed eases its interest rate policy. As fixed income investors return to the market, we feel it will be difficult to find after-tax yields comparable to those of municipal bonds, especially when considering the credit quality offered by the asset class. Municipal bonds should also benefit from the reduction in supply and considerable demand that we have seen so far this year. We intend to maintain our conservative buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN INSURED
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return                +6.92%
Net Asset Value (NAV)                $11.70 (8/31/00)           $11.24 (2/29/00)
Change in NAV                        +$0.46
Distributions (3/1/00-8/31/00)       Dividend Income            $0.3039

CLASS B
Six-Month Total Return               +6.70%
Net Asset Value (NAV)                $11.71 (8/31/00)           $11.24 (2/29/00)
Change in NAV                        +$0.47
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2712

CLASS C
Six-Month Total Return               +6.57%
Net Asset Value (NAV)                $11.77 (8/31/00)           $11.31 (2/29/00)
Change in NAV                        +$0.46
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2721

Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                              INCEPTION
CLASS A                             1-YEAR        5-YEAR         10-YEAR       (4/3/85)
----------------------------------------------------------------------------------------
Cumulative Total Return(1)          +5.45%        +27.69%        +91.24%        +211.73%
Average Annual Total Return(2)      +0.99%         +4.10%         +6.24%          +7.32%

                                                      INCEPTION
CLASS B                                               (2/1/00)
---------------------------------------------------------------
Cumulative Total Return(1)                              +7.38%
Aggregate Total Return(2)                               +3.38%

                                                                      INCEPTION
CLASS C                               1-YEAR          5-YEAR          (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)            +4.93%          +24.43%         +29.10%
Average Annual Total Return(2)        +2.87%          +4.26%          +4.63%

AS OF 8/31/00

SHARE CLASS                                          A               B               C
-----------------------------------------------------------------------------------------
Distribution Rate(3)                                4.99%           4.65%           4.58%
Taxable Equivalent Distribution Rate(4)             8.26%           7.70%           7.58%
30-Day Standardized Yield(5)                        4.62%           4.27%           4.23%
Taxable Equivalent Yield(4)                         7.65%           7.07%           7.00%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value for Class B) per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the 2000 maximum federal personal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance does not guarantee future results.

FRANKLIN MASSACHUSETTS INSURED
TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Massachusetts Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Massachusetts state personal income taxes through a portfolio consisting primarily of insured Massachusetts municipal bonds.(1)

COMMONWEALTH UPDATE

[STATE OF MASSACHUSETTS GRAPHIC]

Massachusetts, following a ratings upgrade to AA- early in 2000 by Standard & Poor's, an independent credit rating agency, continued to enjoy strong growth and a diverse, broadening economic base.(2) The health care, high technology, higher education and business services sectors all contributed to this continuing strength. In addition, prudent fiscal discipline and a string of annual operating surpluses added to the commonwealth's positive outlook. Massachusetts' favorable financial position is due, in large part, to the resurgence of its economy, which has generated significant employment and income growth over the past five years.

Going forward, the commonwealth's biggest challenge remains balancing the budget in the face of proposed tax cuts and managing debt plans over the long term, while maintaining a strong financial position over various economic cycles. Debt levels have grown significantly as a result of capital expenditures and the commonwealth's backing of the Massachusetts Bay Transportation Authority (MBTA). However, the commonwealth eliminated its guarantees on new MBTA debt issued after July 1, 2000, and planned to use a portion of surplus revenues for capital spending needs, which may temper increasing debt ratios going forward. Massachusetts' stable credit outlook reflects an economy well-positioned for long-term expansion.

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

2. Source: Standard & Poor's,Ratings Direct, 6/14/00. This does not indicate Standard & Poor's rating of the Fund.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 64.

PORTFOLIO NOTES

Interest rates were volatile during the first half of the reporting period, then stabilized somewhat in the second and third quarters of 2000, allowing municipal bonds to rally for the first time in nearly a year. Overall, declining interest rates benefit bond prices, which rise as yields fall. Accordingly, Franklin Massachusetts Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $10.75 per share on February 29, 2000, to $11.20 on August 31, 2000.

As interest rates rose during the first half of the reporting period, we sold lower book-yielding securities at a loss, and reinvested the proceeds at higher yields. Such losses can be used to offset any current or future capital gains, possibly lowering shareholders' future tax liabilities. Following this strategy, we sold Massachusetts State Port Authority, Massachusetts Health & Education Authority Revenue, and Massachusetts State Industrial Finance Agency bonds.

The Fund also took advantage of the rising interest-rate environment to improve the portfolio's structure and call protection, and increase the Fund's income-earning potential. We sold municipal bonds with shorter call protection and lower booked yields, and used the proceeds to buy those with extended maturities at current coupon rates and longer call protection. To that end, purchases during the period included Massachusetts Foxborough Stadium Improvement, Massachusetts State College Building Authority, Massachusetts Route 3 North Improvement, and Massachusetts State Health & Education Authority Revenue bonds. We also attempted to take advantage of historically low yield spreads within the insured municipal bond sector, between alternative minimum tax (AMT) and non-AMT issues, and between short and long call issues, which we believe could improve Fund performance and coupon payment consistency over the long term.

PORTFOLIO BREAKDOWN
Franklin Massachusetts Insured
Tax-Free Income Fund
8/31/00

                                 % OF TOTAL
                                 LONG-TERM
                                INVESTMENTS
-------------------------------------------
Hospital & Health Care*            26.5%

Transportation                     19.3%

Higher Education                   16.2%

Prerefunded                        10.0%

General Obligation                  9.5%

Utilities                           8.3%

Housing                             5.0%

Other Revenue                       4.2%

Subject to Government
Appropriation                       1.0%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as hospitals & health care. A change that affects one project may affect all similar projects, thereby increasing market risk.

DIVIDEND DISTRIBUTIONS*
Franklin Massachusetts Insured Tax-Free Income Fund
3/1/00 - 8/31/00

                         DIVIDEND PER SHARE
                         ------------------
MONTH                 CLASS A          CLASS C
------------------------------------------------
March               4.75 cents        4.24 cents
April               4.75 cents        4.24 cents
May                 4.75 cents        4.24 cents
June                4.77 cents        4.25 cents
July                4.77 cents        4.25 cents
August              4.77 cents        4.25 cents
------------------------------------------------
TOTAL               28.56 CENTS      25.47 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

Due to past purchases and the ability to swap into higher yielding securities during the reporting period, Franklin Massachusetts Insured Tax-Free Income Fund was able to increase the Fund's Class A shares' monthly dividend distribution from 4.75 cents per share to 4.77 cents per share. However, due to unforeseen bond calls and a dearth of new issuance of the commonwealth's municipal bonds, the Fund may need to reduce its dividend in the near future.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 22 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.89%, based on an annualization of the current 4.77 cent ($0.0477) per share dividend and the maximum offering price of $11.70 on August 31, 2000. An investor in the combined maximum federal and Massachusetts state personal income tax bracket of 43.13% would need to earn 8.60% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

Massachusetts' new bond issuance year-to-date through August 31 was nearly $5.4 billion, up 7.9% from the same period in 1999.(3) Strong retail demand for Massachusetts municipal bonds should help maintain the commonwealth's municipal bond prices and help support the value of the portfolio's holdings going forward. We intend to maintain our investment strategy of buying current coupon bonds at a slight discount as we attempt to provide shareholders with high, current, tax-free income. Of course, we will make all investment decisions within the guiding principles of tax-free income and conservative asset management.

3. Source: The Bond Buyer, 9/1/00.


This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN MASSACHUSETTS INSURED
TAX-FREE INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.



 1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

 2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

 3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 8/31/00.

 4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Massachusetts state personal income tax bracket of 43.13%, based on the federal income tax rate of 39.6%.

 5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return                 +6.96%
Net Asset Value (NAV)                  $11.20 (8/31/00)       $10.75 (2/29/00)
Change in NAV                          +$0.45
Distributions (3/1/00-8/31/00)         Dividend Income        $0.2856

CLASS C
Six-Month Total Return                    +6.62%
Net Asset Value (NAV)                     $11.26 (8/31/00)    $10.81 (2/29/00)
Change in NAV                             +$0.45
Distributions (3/1/00-8/31/00)            Dividend Income     $0.2547

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                      INCEPTION
CLASS A                                1-YEAR       5-YEAR   10-YEAR   (4/3/85)
------------------------------------------------------------------------------
Cumulative Total Return(1)               +5.84%       +27.31%  +90.27%   +185.18%
Average Annual Total Return(2)           +1.33%       +4.04%   +6.19%    +6.70%

                                                                    INCEPTION
CLASS C                                     1-YEAR     5-YEAR       (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    +5.32%     +23.97%        +28.65%
Average Annual Total Return(2)                +3.29%     +4.17%         +4.57%


AS OF 8/31/00

SHARE CLASS                                                   A        C
--------------------------------------------------------------------------------
Distribution Rate(3)                                         4.89%    4.50%
Taxable Equivalent Distribution Rate(4)                      8.60%    7.91%
30-Day Standardized Yield(5)                                 4.61%    4.22%
Taxable Equivalent Yield(4)                                  8.11%    7.42%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


               Past performance does not guarantee future results.

FRANKLIN MICHIGAN INSURED
TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Michigan Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Michigan state personal income taxes through a portfolio consisting primarily of insured Michigan municipal bonds.(1)


STATE UPDATE

[State of Michigan Graphic]

Michigan's manufacturing-based economy produced solid results during the six months under review. The manufacturing sector provided approximately 22% of the state's non-farm employment and 33% of total state personal income, making it vital to the state's health. Fortunately, manufacturing has shown remarkably strong performance since the early 1990s, due in part to the industrial restructuring in the 1980s, especially in the all-important transportation equipment sector, which has helped to greatly improve Michigan's competitive position.(2)

The state's unemployment rate is considered a definitive sign of its healthy condition. Since 1994, Michigan's unemployment rate has been better than the nation's, in stark contrast to the prior 20-year period where Michigan trailed the national average.(2) In July 2000, unemployment was just 3.5%, compared with 4.0% for the nation as a whole.(3) The state's efforts to diversify its economy within the manufacturing sector and in other sectors have helped improve this outcome.


  1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

 The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

  2. Source: Standard and Poor's, Ratings Direct, 4/6/00. This does not indicate Standard and Poor's rating of the Fund.

  3. Source: Bureau of Labor Statistics, 6/12/00.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 69.

PORTFOLIO BREAKDOWN
Franklin Michigan Insured
Tax-Free Income Fund
8/31/00

                       % OF TOTAL
                        LONG-TERM
                       INVESTMENTS
-----------------------------------
Prerefunded                31.3%

General Obligation         26.4%

Hospital & Health Care     17.5%

Utilities                  12.4%

Transportation              6.9%

Higher Education            1.7%

Other Revenue               1.1%

Tax-Supported               1.1%

Subject to Government
Appropriation               1.0%

Housing                     0.5%

Corporate-Backed            0.1%

Michigan's financial performance of late has also been impressive. Many of the cost-containment initiatives enacted during the recession in fiscal years 1991 and 1992 remain in place today. Consequently, Michigan's debt burden in 1999 was rather low, at $88 per capita. Since 1995, revenue projections have been conservative, allowing for controlled spending and budget surpluses. For fiscal year 1999, the budget surplus stood at $299 million, increasing the general fund balance to more than $1.5 billion. This occurred at a time when the state enacted a law to reduce its state income tax by 2.5% over a five-year period. Reflecting Michigan's positive fiscal condition, Standard & Poor's, an independent credit rating agency, has assigned the state's general obligation debt an AA+ rating.(2)

Looking forward, Michigan should continue to produce strong fiscal performances as long as the national economy stays healthy. However, the state is still especially vulnerable to any future economic downturns, given its reliance on transportation equipment and related durable goods manufacturing and services.(2)

PORTFOLIO NOTES

Interest rates were volatile during the first half of the reporting period, then stabilized somewhat in the second and third quarters of 2000, allowing municipal bonds to rally for the first time in nearly a year. Overall, declining interest rates benefited bond prices, which rise as yields fall. Accordingly, Franklin Michigan Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $11.37 per share on February 29, 2000, to $11.81 on August 31, 2000.

Early in the reporting period, as interest rates rose, we were able to purchase insured bonds at attractive yields over 6%. We also sought to take advantage of rising interest rates by selling lower yielding bonds at a loss and reinvesting the proceeds at higher yields. Such losses can be used to offset any current or future capital gains, possibly lowering shareholders' future tax liabilities. We also improved the portfolio's structure through several measures. For example, we enhanced the Fund's call protection by selling bonds with shorter call structures and buying back similar coupon bonds with longer calls. This strategy also enabled us to increase the Fund's Class A shares' monthly dividend distribution to shareholders in March from 4.95 cents to 4.98 cents per share.

During the reporting period, Franklin Michigan Insured Tax-Free Income Fund participated in a number of issues. We focused primarily on a balanced approach of reducing the percentage of the portfolio's prerefunded bonds and offsetting the gains by selling other bonds with built-in tax losses. Prerefunded bonds experience rapid price declines to their call price as they approach approximately five years to their call date. To extend the Fund's income-earning potential, improve structure, and protect its share price, we looked to sell prerefunded bonds as they approached five years to the effective call. We made most purchases in the new-issue market as issuers and underwriters priced deals attractively to solicit institutional investors' interest. Purchases included Hartland School District General Obligation; Anchor Bay School District General Obligation; and Michigan State Certificate of Participation (for office buildings) bonds.

DIVIDEND DISTRIBUTIONS*
Franklin Michigan Insured Tax-Free Income Fund
3/1/00 - 8/31/00


                                DIVIDEND PER SHARE
                                ------------------

MONTH          CLASS A                CLASS B           CLASS C
--------------------------------------------------------------------------------
March          4.98 cents           4.45 cents        4.45 cents
April          4.98 cents           4.45 cents        4.45 cents
May            4.98 cents           4.45 cents        4.45 cents
June           4.98 cents           4.42 cents        4.44 cents
July           4.98 cents           4.42 cents        4.44 cents
August         4.98 cents           4.42 cents        4.44 cents
--------------------------------------------------------------------------------
TOTAL          29.88 CENTS         26.61 CENTS       26.67 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 28 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.85%, based on an annualization of the current 4.98 cent ($0.0498) per share dividend and the maximum offering price of $12.33 on August 31, 2000. An investor in the maximum combined federal and Michigan state personal income tax bracket of 42.14% would need to earn 8.38% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and Class C shares.

Michigan's new bond issuance year-to-date through August 31 was nearly $2.6 billion, a 26.2% decrease compared to the same period in 1999.(4) The significantly reduced supply, especially among insured municipal bonds, combined with strong retail demand for Michigan municipal bonds, should help maintain the state's municipal bond prices and help support the value of the portfolio's holdings going forward. We intend to maintain our conservative buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source:The Bond Buyer, 9/1/00.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN MICHIGAN
INSURED TAX-FREE
INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return                     +6.61%
Net Asset Value (NAV)                     $11.81 (8/31/00)        $11.37 (2/29/00)
Change in NAV                             +$0.44
Distributions (3/1/00-8/31/00)             Dividend Income        $0.2988

CLASS B
Six-Month Total Return                +6.30%
Net Asset Value (NAV)                $11.83 (8/31/00)           $11.39 (2/29/00)
Change in NAV                        +$0.44
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2661

CLASS C
Six-Month Total Return                +6.27%
Net Asset Value (NAV)                $11.89 (8/31/00)           $11.45 (2/29/00)
Change in NAV                        +$0.44
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2667

              Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                                         INCEPTION
CLASS A                                    1-YEAR          5-YEAR         10-YEAR        (4/3/85)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   +5.74%          +29.45%        +92.98%        +201.97%
Average Annual Total Return(2)               +1.22%           +4.39%         +6.33%         +7.10%

                                                             INCEPTION
CLASS B                                                      (2/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                    +6.94%
Aggregate Total Return(2)                                     +2.94%

                                                                    INCEPTION
CLASS C                               1-YEAR         5-YEAR         (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)              +5.12%         +25.92%        +30.95%
Average Annual Total Return(2)          +3.07%          +4.51%         +4.91%

AS OF 8/31/00

SHARE CLASS                                             A        B        C
--------------------------------------------------------------------------------
Distribution Rate(3)                                   4.85%    4.49%    4.44%
Taxable Equivalent Distribution Rate(4)                8.38%    7.76%    7.67%
30-Day Standardized Yield(5)                           4.49%    4.10%    4.09%
Taxable Equivalent Yield(4)                            7.76%    7.09%    7.07%

 1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

 2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

 3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value for Class B) per share on 8/31/00.

 4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Michigan state personal income tax bracket of 42.14%, based on the federal income tax rate of 39.6%.

  5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



 Past performance does not guarantee future results.


FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Minnesota Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Minnesota state personal income taxes through a portfolio consisting primarily of insured Minnesota municipal bonds.(1)


STATE UPDATE
[State of Minnesota Graphic]

Economic activity is vibrant in Minnesota, owing to a diverse economy, favorable employment trends and healthy income growth. Minnesota's economic diversity, which closely mirrors the nationwide employment mix, enables the state to perform well during various economic cycles. The state has a particularly strong manufacturing sector compared to the relative decline in other parts of the country, especially in areas such as instruments and industrial machinery.(2) The services sector, particularly business services, is expected to remain the state's leading growth sector.(3)

The state enjoys enviably low unemployment levels, typified by July 2000's 2.5% unemployment rate, compared with the 4.0% national average for the same month.(4) Going forward, labor shortages, particularly for skilled positions, may limit business expansion but may spur population growth, which has been lagging the nation in recent years. Minnesota's personal income per capita remains about 103% of the national average, ranking Minnesota first in this category among its North Central neighbors.(2)


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable. The Fund seeks to comply with Minnesota requirements for the pass-through of tax-exempt income dividends.

The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

2. Source: Moody's(R) Investors Service, 6/12/00. This does not indicate Moody's rating of the Fund.

3. Source: Standard & Poor's, Ratings Direct, 6/12/00. This does not indicate Standard and Poor's rating of the Fund.

4. Source: Bureau of Labor Statistics, 8/23/00.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 76.

Ongoing economic strength in Minnesota translates into an improved revenue forecast for the current biennium, continuing the trend of actual performance substantially exceeding forecasts, as the state maintained its structural balance and healthy reserve levels. In addition, Minnesota's debt ratios are consistently lower than national medians, with debt per capita of $513, or 1.9% of personal income, compared with the 2000 national medians of $540 and 2.2%.(2)

Moody's Investors Service, an independent credit rating agency, assigned an Aaa rating to Minnesota's general obligation bonds.(2) The highest rating and stable outlook reflect an extremely strong financial position, the result of conservative fiscal practices as well as a diverse economic base and moderate debt levels.

PORTFOLIO NOTES

Interest rates were volatile during the first half of the reporting period, then stabilized somewhat in the second and third quarters of 2000, allowing municipal bonds to rally for the first time in nearly a year. Overall, declining interest rates benefit bond prices, which rise as yields fall. Accordingly, Franklin Minnesota Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $11.13 per share on February 29, 2000, to $11.58 on August 31, 2000.

Early in the reporting period, we sought to take advantage of rising interest rates by selling lower yielding bonds at a loss and reinvesting the proceeds at higher yields. Such losses can be used to offset any current or future capital gains, possibly lowering shareholders' future tax liabilities. With this in mind, we sold bonds issued by Minnesota North Municipal Power, Minneapolis & St. Paul Metro Airport, Lakeville ISD No. 194, Minnesota Southern Municipal Power, and Dakota County Housing & Redevelopment. Whenever possible, we attempted to improve the

PORTFOLIO BREAKDOWN
Franklin Minnesota Insured
Tax-Free Income Fund
8/31/00

                      % OF TOTAL
                       LONG-TERM
                       INVESTMENTS
----------------------------------
General Obligation          27.1%

Hospital & Health Care*     25.5%

Housing                     19.6%

Utilities                    8.9%

Prerefunded                  7.2%

Transportation               3.3%

Subject to Government
Appropriation                3.1%

Tax-Supported                2.5%

Higher Education             1.6%

Other Revenue                1.2%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as hospitals and health care. A change that affects one project may affect all similar projects, thereby increasing market risk.

DIVIDEND DISTRIBUTIONS*
Franklin Minnesota Insured Tax-Free Income Fund
3/1/00 -8/31/00

                     Dividend per Share
                     ------------------
Month         Class A               Class C
-----------------------------------------------
March          4.85 cents            4.34 cents
April          4.85 cents            4.34 cents
May            4.85 cents            4.34 cents
June           4.85 cents            4.32 cents
July           4.85 cents            4.32 cents
August         4.85 cents            4.32 cents
-----------------------------------------------
Total         29.10 cents           25.98 cents


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

portfolio's structure through several measures. Our strategy involves swapping both short- and intermediate-term bonds for longer maturity bonds and bonds with shorter call provisions for bonds with longer call provisions. These swaps enhanced the Fund's potential for higher income and greater consistency of future coupon payments.

Purchases, for the most part, were made in the new-issue market as issuers and underwriters priced deals attractively to solicit institutional investors' interest. Examples of purchases include Eden Prairie MFHR, St. Clair ISD No. 75, St. Cloud Health Care Revenue, Sauk Rapids General Obligation ISD No. 47, and Minneapolis and St. Paul Housing & Redevelopment bonds.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary on page 34 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.81%, based on an annualization of the current 4.85 cent ($0.0485) per share dividend and the maximum offering price of $12.09 on August 31, 2000. An investor in the maximum combined federal and Minnesota state personal income tax bracket of 44.43% would need to earn 8.66% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and taxable equivalent distribution rate for Class C shares.

Minnesota's new bond issuance year-to-date through August 31 was just over $3.2 billion, a 4.3% increase compared to the same period in 1999.(5) Strong retail demand for Minnesota municipal bonds should help maintain the state's municipal bond prices and help support the value of the portfolio's holdings. Going forward, we will continue our search for higher-yielding securities with longer call protection, and will make our investment decisions within the guiding principles of tax-free income and conservative asset management.



5. Source: The Bond Buyer, 9/1/00.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


FRANKLIN MINNESOTA
INSURED TAX-FREE
INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Minnesota state personal income tax bracket of 44.43%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.


Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

Class A
Six-Month Total Return               +6.77%
Net Asset Value (NAV)                $11.58 (8/31/00)           $11.13 (2/29/00)
Change in NAV                        +$0.45
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2910

CLASS C
Six-Month Total Return               +6.54%
Net Asset Value (NAV)                $11.64 (8/31/00)           $11.18 (2/29/00)
Change in NAV                        +$0.46
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2598

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                                   INCEPTION
CLASS A                                1-YEAR          5-YEAR        10-YEAR       (4/3/85)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +5.36%          +25.20%       +83.15%       +195.00%
Average Annual Total Return(2)          +0.87%          +3.70%        +5.77%        +6.93%

                                                                                INCEPTION
CLASS C                                               1-YEAR     5-YEAR         (5/1/95)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                             +4.85%     +21.97%        +26.32%
Average Annual Total Return(2)                         +2.78%      +3.85%        +4.21%


AS OF 8/31/00

Share Class                                                                 A        C
--------------------------------------------------------------------------------------------
Distribution Rate(3)                                                       4.81%    4.40%
Taxable Equivalent Distribution Rate(4)                                    8.66%    7.92%
30-Day Standardized Yield(5)                                               4.69%    4.32%
Taxable Equivalent Yield(4)                                                8.44%    7.77%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


                  Past performance does not guarantee future results.

FRANKLIN OHIO INSURED
TAX-FREE INCOME FUND

Your Fund's Goal: Franklin Ohio Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and Ohio state personal income taxes through a portfolio consisting primarily of insured Ohio municipal bonds.(1)


STATE UPDATE
[State of Ohio Graphic]

Ohio's economy performed well throughout the review period. With growth in the construction, finance, real estate and services sectors, the state has been moving from a manufacturing base toward a more diverse employment mix, which more closely resembles the nation's. The state's overall job growth rate tracks the national average. Ohio's 4.1% July unemployment rate also was comparable to the 4.0% national average, reflecting a history of rates close to the national average.(2)

The state's solid economic performance and prudent fiscal management have produced a seven-year trend of budget operating surpluses. As of period-end, the state's reserves had reached levels exceeding those found prior to the early 1990s' recession. A new development in the 2001-02 capital appropriations budget contains provisions that consolidate and reassign bond-issuing authority among state issuers. However, this shift in issuance authority is administrative in nature and does not affect the bonds' security.(3)

Although Ohio's debt level per capita averaged $680 and represented 2.7% of personal income, exceeding the medians of $540 and 2.2% for the nation as a whole, these levels were actually quite moderate considering the state's solid economic base. In May, the Ohio Supreme Court ruled that, while the state had made progress in

1. For investors subject to the alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

2. Source: Bureau of Labor Statistics, 8/18/00.
3. Source: Moody's Investors Service, 6/8/00.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 82.

PORTFOLIO BREAKDOWN
Franklin Ohio Insured
Tax-Free Income Fund
8/31/00

                       % OF TOTAL
                       LONG-TERM
                      INVESTMENTS

----------------------------------
General Obligation       30.2%

Utilities*               25.7%

Prerefunded              13.7%

Hospital & Health Care   10.1%

Higher Education         5.7%

Housing                  4.5%

Corporate-Backed         3.3%

Transportation           3.2%

Subject to Government
Appropriation            2.7%

Other Revenue            0.7%

Tax-Supported            0.2%

*The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

addressing school funding concerns, the school funding system still failed to comply with constitutional requirements. The state has until June 1, 2001, to comply with the court's decision. The court's mandate represents a noteworthy, yet not overwhelming, challenge to the state's resources. Accordingly, we expect a stable credit outlook for Ohio in the months to come.(3)

PORTFOLIO NOTES

Interest rates were volatile during the first half of the reporting period, then stabilized somewhat in the second and third quarters of 2000, allowing municipal bonds to rally for the first time in nearly a year. Overall, declining interest rates benefited bond prices, which rise as yields fall. Accordingly, Franklin Ohio Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $11.52 per share on February 29, 2000, to $11.96 on August 31, 2000.

Early in the reporting period, we sought to take advantage of rising interest rates by selling lower-yielding bonds, booking tax losses and reinvesting the proceeds at higher yields. Such losses can be used to offset any current or future capital gains. With this in mind, the Fund sold Ohio State Turnpike Revenue, Medina School District General Obligation (GO), Edgewood School District COP, and Franklin & Fairfield County School District GO bonds. Whenever possible, we attempted to improve the portfolio's structure through several measures. Our strategy involves swapping both short- and intermediate-term bonds for longer maturity bonds and bonds with shorter call provisions for bonds with longer call provisions. These swaps enhanced the Fund's income-earning ability, enabling us to increase the Class A shares' monthly dividend distribution from
5.03 cents per share to 5.05 cents per share in March. The swaps also resulted in the potential for greater consistency of future coupon payments.

Purchases, for the most part, were made in the new issue market as issuers and underwriters priced deals attractively to solicit institutional investors' interest. Examples of purchases include Hilliard School District GO, Jackson School District GO, Olentangy School District GO, and Plain School District GO bonds.

We think it bears repeating that your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 38 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.85%, based on an annualization of the current 5.05 cent ($0.0505) per share dividend and the maximum offering price of $12.49 on August 31, 2000. An investor in the maximum combined federal and Ohio state personal income tax bracket of 43.97% would need to earn 8.66% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and Class C shares.

Dividend Distributions*
Franklin Ohio Insured Tax-Free Income Fund
3/1/00 - 8/31/00

                                    Dividend per Share
                        ---------------------------------------
Month                   Class A       Class B           Class C
--------------------------------------------------------------------------------
March                   5.05 cents    4.51 cents        4.53 cents
April                   5.05 cents    4.51 cents        4.53 cents
May                     5.05 cents    4.51 cents        4.53 cents
June                    5.05 cents    4.49 cents        4.50 cents
July                    5.05 cents    4.49 cents        4.50 cents
August                  5.05 cents    4.49 cents        4.50 cents
--------------------------------------------------------------------------------
Total                   30.30 cents   27.00 cents       27.09 cents

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

Ohio's new bond issuance year-to-date through August 31 was nearly $3.2 billion, a 34.2% decrease compared to the same period in 1999.(4) Strong retail demand for Ohio municipal bonds along with a significantly reduced supply should help maintain the state's municipal bond prices and help support the value of the portfolio's holdings going forward. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: The Bond Buyer, 9/1/00.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN OHIO INSURED TAX-FREE
INCOME FUND

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 8/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return               +6.56%
Net Asset Value (NAV)                $11.96 (8/31/00)           $11.52 (2/29/00)
Change in NAV                        +$0.44
Distributions (3/1/00-8/31/00)       Dividend Income            $0.3030

CLASS B
Six-Month Total Return               +6.43%
Net Asset Value (NAV)                $11.98 (8/31/00)           $11.52 (2/29/00)
Change in NAV                        +$0.46
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2700


CLASS C
Six-Month Total Return               +6.32%
Net Asset Value (NAV)                $12.03 (8/31/00)           $11.58 (2/29/00)
Change in NAV                        +$0.45
Distributions (3/1/00-8/31/00)       Dividend Income            $0.2709


              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                                INCEPTION
CLASS A                                 1-YEAR          5-YEAR      10-YEAR     (4/3/85)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                +5.47%          +28.57%     +90.65%      +200.73%
Average Annual Total Return(2)            +0.95%          +4.24%      +6.20%       +7.07%

                                                                               INCEPTION
CLASS B                                                                         (2/1/00)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                                       +7.09%
Aggregate Total Return(2)                                                        +3.09%

                                                                                    INCEPTION
CLASS C                                                     1-YEAR       5-YEAR       (5/1/95)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                   +4.95%       +25.34%      +30.08%
Average Annual Total Return(2)                               +2.91%       +4.41%       +4.78%

AS OF 8/31/00

SHARE CLASS                                                   A        B        C
--------------------------------------------------------------------------------------------
Distribution Rate(3)                                         4.85%    4.50%    4.44%
Taxable Equivalent Distribution Rate(4)                      8.66%    8.03%    7.92%
30-Day Standardized Yield(5)                                 4.57%    4.22%    4.18%
Taxable Equivalent Yield(4)                                  8.16%    7.53%    7.46%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value for Class B) per share on 8/31/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/00 for the maximum combined federal and Ohio state personal income tax bracket of 43.97%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.


MUNICIPAL BOND RATINGS

MOODY'S(R)

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default and payment of interest and/or repayment of principal is in arrears.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND


                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED FEBRUARY 28,
                                                         AUGUST 31, 2000   -------------------------------------------------------
                                                            (UNAUDITED)       2000         1999       1998      1997        1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................       $  9.84       $  10.84      $ 10.77      $10.36    $10.36     $  9.80
                                                             ---------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ...........................           .24            .48          .53         .54       .55         .55
  Net realized and unrealized gains (losses) .........           .53           (.99)         .07         .42        --         .57
                                                             ---------------------------------------------------------------------
Total from investment operations .....................           .77           (.51)         .60         .96       .55        1.12
                                                             ---------------------------------------------------------------------
Less distributions from net investment income ........          (.24)(d)       (.49)(e)     (.53)       (.55)     (.55)       (.56)
                                                             ---------------------------------------------------------------------
Net asset value, end of period .......................       $ 10.37       $   9.84      $ 10.84      $10.77    $10.36     $ 10.36
                                                             =====================================================================

Total return(b) ......................................          7.87%         (4.68)%       5.75%       9.53%     5.55%      11.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................       $73,792       $ 72,517      $80,684    $58,059    $39,693    $38,199
Ratios to average net assets:
  Expenses ...........................................           .82%(c)        .81%         .37%       .30%       .25%       .16%
  Expenses excluding waiver and payments by\
      affiliate ......................................           .82%(c)        .81%         .84%       .82%       .86%       .86%
Net investment income ................................          4.84%(c)       4.67%        4.87%      5.11%      5.45%      5.51%
Portfolio turnover rate ..............................         30.55%         33.46%       10.68%     17.44%     18.27%      4.12%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) Includes distributions in excess of net investment income in the amount of $.003.

(e) Includes distributions in excess of net investment income in the amount of $.001.


                      See notes to financial statements

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED)

                                                                                                          PRINCIPAL
FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.6%
Arizona Health Facilities Authority Hospital System Revenue,
Northern Arizona Healthcare System,
   AMBAC Insured, 5.00%, 10/01/23 .................................................................      $2,500,000   $2,284,175
   Refunding, AMBAC Insured, 4.75%, 10/01/30 ......................................................       1,000,000      870,770
Arizona State University COP, Downtown Campus/Mercando Project,
   Series A, MBIA Insured, 5.80%, 7/01/24 .........................................................       1,350,000    1,375,718
Arizona State University Revenues, FGIC Insured, 5.875%, 7/01/25 ..................................       1,000,000    1,030,360
Casa Grande Excise Tax Revenue, FGIC Insured, 6.00%, 4/01/10 ......................................         400,000      416,756
Glendale IDA, Midwestern University, Series A, MBIA Insured, 5.375%, 5/15/28 ......................       2,000,000    1,964,500
Marana Municipal Property Corp. Municipal Facilities Revenue,
   Refunding, MBIA Insured, 5.25%, 7/01/22 ........................................................       1,100,000    1,073,402
Maricopa County GO,
   Hospital District No. 1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/21 ...........................       1,250,000    1,300,563
   School District No. 3, Tempe Elementary, AMBAC Insured, Pre-Refunded, 6.00%, 7/01/13 ...........         255,000      273,595
   School District No. 3, Tempe Elementary, Refunding, AMBAC Insured, 6.00%, 7/01/13 ..............         445,000      466,734
   School District No.8, Osborn, Refunding, Series A, FGIC Insured, 5.875%, 7/01/14 ...............         500,000      522,990
   School District No. 11, Peoria Unified, Refunding, AMBAC Insured, 6.10%, 7/01/10 ...............         700,000      739,452
   School District No. 28, Kyrene Elementary, Series B, FGIC  Insured, 6.00%, 7/01/14 .............         500,000      515,395
   School District No. 31, Series A, AMBAC Insured, Pre-Refunded, 6.20%, 7/01/13 ..................         570,000      610,704
   School District No. 98, Fountain Hills Unified, AMBAC Insured, 5.75%, 7/01/12 ..................         500,000      522,625
   School District No. 98, Fountain Hills Unified, Series A, MBIA Insured,
   Pre-Refunded, 6.20%, 7/01/10 ...................................................................         235,000      251,781
Maricopa County IDA,
   MFHR, Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%, 7/01/29 ................       2,350,000    2,159,133
   MFHR, Stanford Court Apartments Project, Series A, MBIA Insured, 5.30%, 7/01/28 ................       1,000,000      945,760
   MFHR, Villas De Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 ..............         570,000      539,813
   Water System Revenue, Improvement, Chaparral Water Co., Series A,
   AMBAC Insured, 5.40%, 12/01/22 .................................................................       1,000,000      975,890
Maricopa County IDAR, SFMR, GNMA Secured, 6.25%, 12/01/30 .........................................       1,000,000    1,035,020
McDowell Mountain Ranch Community Facilities District GO, Refunding,
   AMBAC Insured, 5.00%, 7/15/22 ..................................................................       3,745,000    3,535,542
Mesa IDAR,
   Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 ................................       1,500,000    1,520,835
   Discovery Health System, Series A, MBIA Insured, 5.625%, 1/01/29 ...............................       2,000,000    2,014,620
   Lutheran Health Systems, Refunding, Series A-1, MBIA Insured, 5.00%, 1/01/19 ...................       1,490,000    1,411,149
Mohave County Hospital District No. 1 GO, Kingman Regional Medical Center Project,
   FGIC Insured,  6.50%, 6/01/15 ..................................................................         610,000      627,806
Oro Valley Municipal Property Corp. Excise Tax Revenue, Refunding,
   FGIC Insured, 5.00%, 7/01/19 ...................................................................       1,035,000      991,095
Peoria Water and Sewer Revenue, FGIC Insured, 5.00%,
   7/01/19 ........................................................................................       1,300,000    1,244,854
   7/01/20 ........................................................................................       1,390,000    1,324,364
Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A,
   FSA Insured, 5.00%, 7/01/25 ....................................................................       1,500,000    1,404,765
Phoenix Civic Improvement Corp. Municipal Facilities Excise Tax Revenue,
   MBIA Insured, Pre-Refunded, 6.90%,  7/01/21 ....................................................       1,000,000    1,104,240
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
   FGIC Insured, 6.00%, 7/01/24 ...................................................................       4,875,000    5,087,501
Phoenix Civic Improvement Corp. Water System Revenue, junior lien,
   MBIA Insured, 5.375%, 7/01/22 ..................................................................        1,000,000     991,670
Phoenix IDA, SFMR, Statewide, Series C, GNMA Secured, 5.30%, 4/01/20 ..............................        1,500,000   1,436,535
Phoenix IDAR, SFMR, Series 1B, FNMA Insured, 6.20%, 6/01/22 .......................................          595,000     614,480
Pima County IDA, SFMR,
   GNMA Secured, 6.625%, 11/01/14 .................................................................          515,000     541,986
   Series B-1, GNMA Secured, 6.10%, 5/01/31 .......................................................        1,000,000   1,018,080
Puerto Rico Commonwealth GO, MBIA Insured, Pre-Refunded, 6.45%, 7/01/17 ...........................          845,000     925,968
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
   Puerto Rico State Infrastructure, MBIA Insured, 5.00%, 7/01/28 .................................        1,960,000   1,839,597
   Series B, 6.00%, 7/01/26 .......................................................................        2,000,000   2,074,200
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Hospital Revenue, Hospital
   Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ...............................          840,000     881,840
Salt River Project Agricultural Improvement and Power District Electric
   System Revenue, Series D, 6.25%, 1/01/27 .......................................................        1,205,000   1,237,836
   Pre-Refunded, 6.25%, 1/01/27 ...................................................................          295,000     307,821
Santa Cruz County USD No. 1, Nogales, Series B, AMBAC Insured,
   Pre-Refunded, 6.10%, 7/01/14 ...................................................................          250,000     264,865
Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC Insured,
   6.15%, 1/01/15 .................................................................................          360,000     376,358
   5.00%, 1/01/18 .................................................................................        1,250,000   1,205,000
Surprise Municipal Property Corp. Excise Tax Revenue, FGIC Insured, 5.70%, 7/01/20 ................        1,500,000   1,537,620
Tucson GO, Series 1984-G, FGIC Insured, Pre-Refunded, 6.25%, 7/01/18 ..............................          650,000     697,548

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN ARIZONA INSURED TAX - FREE INCOME FUND                                                         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Tucson Water Revenue, Water Utility Improvements, FGIC Insured, 5.25%, 7/01/24 . ................     $ 2,700,000    $  2,624,724
Tucson Water Revenue System, Series D, FGIC Insured, 5.25%, 7/01/23 .............................       3,000,000       2,921,940
University of Arizona COP,
   Administrative and Packaging Facility Project, Series B, MBIA Insured, 6.00%, 7/15/16 ........         500,000         519,175
   Administrative and Packaging Facility Project, Series B, MBIA Insured, 6.00%, 7/15/23 ........       1,625,000       1,669,184
   Parking and Student Housing, AMBAC Insured, 5.75%, 6/01/24 ...................................       1,115,000       1,137,122
   Residence Life Project, Series A, FSA Insured, 5.80%, 9/01/13 ................................       1,000,000       1,039,890
University of Puerto Rico Revenues, Series O, MBIA Insured, 5.375%, 6/01/30 .....................       2,600,000       2,563,678
Yavapai County GO,
Elementary School District No. 6 Cottonwood-Oak Creek, Project of 1993, Series B,
   AMBAC Insured, 6.70%, 7/01/09 ................................................................         250,000         269,913
   USD No. 28 Camp Verde, Refunding, FGIC Insured, 6.00%, 7/01/09 ...............................         775,000         824,452
Yavapai County IDA, Residential Care Facility Revenue, Margaret T. Morris Center,
   Series A, GNMA Secured, 5.40%, 2/20/38 .......................................................       1,575,000       1,483,650

Yuma IDA, Hospital Revenue, Regency Apartments, Refunding, Series A,
   GNMA Secured, 5.50%, 12/20/32 ................................................................         920,000         891,572
                                                                                                                     ------------
TOTAL LONG TERM INVESTMENTS (COST $71,494,995) 97.6% ............................................                      72,038,611
OTHER ASSETS, LESS LIABILITIES 2.4% .............................................................                       1,752,934
                                                                                                                     ------------
NET ASSETS 100.0% ...............................................................................                    $ 73,791,545
                                                                                                                     ============

See Glossary on terms on page 88.

                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST

Financial Highlights

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

                                                       SIX MONTHS ENDED                YEAR ENDED FEBRUARY 28,
                                                        AUGUST 31,2000   --------------------------------------------------------
                                                       (UNAUDITED)         2000        1999        1998       1997       1996
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............    $   9.61          $  10.53     $  10.43    $   9.99    $ 10.02    $  9.53
                                                       -------------------------------------------------------------------------
Income from investment operations:
   Net investment income(a) ......................         .24               .48          .51         .53        .53        .53
   Net realized and unrealized gains (losses) ....         .46              (.92)         .10         .44       (.03)       .49
                                                       -------------------------------------------------------------------------
Total from investment operations .................         .70              (.44)         .61         .97        .50       1.02
                                                       -------------------------------------------------------------------------
Less distributions from net investment income ....        (.24)             (.48)        (.51)       (.53)      (.53)      (.53)
                                                       -------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.07          $   9.61     $  10.53    $  10.43    $  9.99    $ 10.02
                                                      ==========================================================================

Total return(b) ..................................        7.41%            (4.22)%       6.01%       9.94%      5.17%     10.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $109,651          $108,831     $124,488    $101,506    $77,177    $69,583
Ratios to average net assets:
   Expenses ......................................        .80%(c)           .76%         .42%        .35%       .35%       .35%
   Expenses excluding waiver and payments by
      affiliate ..................................        .80%(c)           .77%         .79%        .80%       .80%       .82%
   Net investment income .........................       4.98%(c)          4.79%        4.88%       5.16%      5.36%      5.37%
Portfolio turnover rate ..........................      18.37%            23.92%        1.81%       8.08%     32.23%     24.36%


(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                             PRINCIPAL
FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                 AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 100.1%
Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 ..............     $2,500,000      $  2,395,975
Bay Medical Center Hospital Revenue, Bay Medical Center Project,
   AMBAC Insured, 5.00%, 10/01/27 .....................................................      2,025,000         1,846,112
Broward County HFA, FSA Insured,
   5.65%, 11/01/22 ....................................................................        500,000           494,975
   5.70%, 11/01/29 ....................................................................      1,345,000         1,313,137
Canaveral Port Authority Revenue, Refunding, Series B,
   FGIC Insured, 5.625%, 6/01/21 ......................................................      1,000,000         1,008,950
Citrus County PCR, Florida Power Corp., Refunding,
   MBIA Insured, 6.625%, 1/01/27 ......................................................      2,435,000         2,534,129
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A,
   FSA Insured, 5.75%, 9/01/29 ........................................................      1,890,000         1,863,748
Dade County Water and Sewer System Revenue,
   FGIC Insured, 5.25%, 10/01/21 ......................................................      1,000,000           973,860
Escambia County HFA, SFMR, Multi County Program, Series A,
   MBIA Insured, 6.40%, 10/01/30 ......................................................      2,000,000         2,070,740
Florida HFA, Spinnaker Cove Apartments, Series G,
   AMBAC Insured, 6.50%, 7/01/36 ......................................................      1,600,000         1,684,848
Florida HFC Revenue, Housing Logans Pointe Apartments,
   Series F-1, FSA Insured, 5.90%, 12/01/19 ...........................................      1,205,000         1,225,678
Florida State Board Registered Housing Revenue, University of Florida,
   FGIC Insured, 5.25%, 7/01/30 .......................................................      2,000,000         1,915,660
Florida State Department of General Services Division Facilities
   Management Revenue, Florida Facilities Pool, Series B, FSA Insured,
   5.50%, 9/01/28 .....................................................................        550,000           547,657
Gulf Breeze Revenue,
   FGIC Insured, 5.80%, 12/01/20 ......................................................      1,250,000         1,290,675
   Local Government Loan Program, FGIC Insured, 6.05%, 12/01/13 .......................      1,915,000         2,038,671
Hernando County Water and Sewer Revenue, FGIC Insured,
   6.00%, 6/01/19 .....................................................................      1,035,000         1,057,760
   Pre-Refunded, 6.00%, 6/01/19 .......................................................        965,000         1,009,844
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding,
   MBIA Insured, 6.25%, 12/01/34 ......................................................      1,500,000         1,565,790
Indian River County Water and Sewer Revenue, FGIC Insured, 5.50%, 9/01/26 .............      1,250,000         1,246,563
Indian Trace CDD, Water Management Special Benefit Assessment,
   MBIA Insured, 5.00%, 5/01/27 .......................................................      1,000,000           921,260
Indian Trail Water Control District Improvement Bonds, MBIA Insured,
   5.75%, 8/01/16 .....................................................................      1,090,000         1,123,398
   5.50%, 8/01/22 .....................................................................        500,000           500,605
Jacksonville Water and Sewer Revenue, United Water Project,
   AMBAC Insured, 6.35%, 8/01/25 ......................................................      1,000,000         1,053,490
Lake Clarke Shores Utility Systems Revenue, Refunding and Improvement,
   FGIC Insured, 5.80%, 10/01/18 ......................................................      1,415,000         1,446,838
Lakeland Utilities Tax Revenue, Refunding and Improvement, Series A,
   FGIC Insured, 6.00%, 10/01/17 ......................................................        500,000           518,730
Lee County Airport Revenue, Series B, FSA Insured, 5.75%, 10/01/33 ....................      4,000,000         4,068,640
Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding,
   MBIA Insured, 6.05%,
   11/01/15 ...........................................................................      2,000,000         2,089,380
   11/01/20 ...........................................................................      1,500,000         1,549,905
Lynn Haven Capital Improvement Revenue,
   MBIA Insured, 5.50%, 12/01/32 ......................................................      2,000,000         1,987,860
Series A, MBIA Insured, 5.75%, 12/01/16 ...............................................      1,000,000         1,028,480
Martin County Consolidated Utilities System Revenue, Refunding,
FGIC Insured, 6.00%, 10/01/24 .........................................................        215,000           221,590
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center Project,
   AMBAC Insured, 5.00%, 11/15/28 .....................................................      1,750,000         1,577,468
Martin County Improvement Revenue, Refunding, AMBAC Insured, 6.00%, 10/01/14 ..........      1,000,000         1,049,090
Miami Beach Water and Sewer, AMBAC Insured, 5.00%, 9/01/30 ............................      3,000,000         2,760,270
Miami-Dade County Aviation Revenue, Miami International Airport, Series B,
   FGIC Insured, 5.75%, 10/01/29 ......................................................      2,500,000         2,550,050
Miami-Dade County School Board COP, Refunding, Series C,
   FSA Insured, 5.00%, 8/01/25 ........................................................      2,000,000         1,844,800
Miramar Wastewater Improvement Assessment Revenue,
   FGIC Insured, Pre-Refunded, 6.75%, 10/01/25 ........................................      2,000,000         2,190,840
Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 .................      4,220,000         4,248,358
Okaloosa County Gas District Revenue, Gas System, MBIA Insured, 5.50%, 10/01/21 .......      1,000,000         1,002,280
Okeechobee Utility Authority System Revenue, Capital Improvement, Refunding,
   FSA Insured, 5.00%, 10/01/25 .......................................................      2,000,000         1,851,960
Orange County Capital Improvement Revenue,
   AMBAC Insured, Pre-Refunded, 6.00%, 10/01/22 .......................................        500,000           525,695
   Refunding, AMBAC Insured, 6.00%, 10/01/22. .........................................        490,000           500,947
Orange County Health Facilities Authority Revenue,
   Adventist/Sunbelt, Series B, FSA Insured, 6.75%, 11/15/21 ..........................      1,000,000         1,038,640
   MBIA Insured, 6.00%, 11/01/24. .....................................................        700,000           711,480
   Series A, MBIA Insured, 6.00%, 11/01/24 ............................................      1,700,000         1,789,369
Orange County Public Services Tax Revenue, FGIC Insured, 6.00%, 10/01/24 ..............      1,000,000         1,037,800
Orange County School Board COP,
   AMBAC Insured, 5.50%, 8/01/25 ......................................................      1,000,000           991,900
   Series A, MBIA Insured, 5.375%, 8/01/22 ............................................        875,000           857,850


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                  PRINCIPAL
FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Orange County Tourist Development Tax Revenue, AMBAC Insured, 5.50%,
   10/01/22 ...............................................................................      $1,000,000        $  1,001,370
   10/01/31 ...............................................................................       2,500,000           2,477,825
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A,
   FSA Insured, 5.70%, 12/01/17 ...........................................................         530,000             532,300
Osceola County Transportation Revenue, Osceola Parkway Project,
   MBIA Insured, 6.10%, 4/01/17 ...........................................................       1,225,000           1,257,634
Palm Beach County Criminal Justice Facilities Revenue,
   FGIC Insured, 6.00%, 6/01/15 ...........................................................       1,000,000           1,039,650
Palm Beach County School Board COP, Series A, FGIC Insured, 6.00%, 8/01/22 ................       3,000,000           3,151,740
Polk County Capital Improvement Revenue, Special Tax,
   FSA Insured, 5.75%, 12/01/21 ...........................................................       1,000,000           1,025,710
Port St. Lucie Utilities Revenue, Refunding and Improvement, Series A,
   MBIA Insured, 5.125%, 9/01/27 ..........................................................       4,000,000           3,752,960
Puerto Rico Commonwealth GO, FSA Insured, Pre-Refunded, 6.00%, 7/01/22 ....................       1,000,000           1,048,110
Puerto Rico PBA Revenue, Government Facilities, Series A,
   AMBAC Insured, 5.50%, 7/01/25 ..........................................................       1,000,000           1,007,260
Sarasota County Utilities System Revenue, FGIC Insured, 5.75%, 10/01/27 ...................         520,000             528,793
Seminole County School Board COP, Series A, MBIA Insured,
   Pre-Refunded, 6.125%, 7/01/14 ..........................................................       1,000,000           1,077,270
South Miami Health Facilities Authority Hospital Revenue,
   Baptist Health System Obligation Group, MBIA Insured, 5.00%, 11/15/28 ..................       3,000,000           2,705,820
St. Lucie West Services District Special Assessment Revenue,
   Port St. Lucie, Water Management Benefit, Refunding, senior lien, Series A,
   MBIA Insured, 5.25%, 5/01/25 ...........................................................       5,000,000           4,825,446
St. Lucie West Services District Utility Revenue, senior lien,
   MBIA Insured, 6.125%, 10/01/32 .........................................................       2,240,000           2,372,339
Stuart Utilities Revenue, FGIC Insured, Pre-Refunded,
   6.70%, 10/01/14 ........................................................................         500,000             532,810
   6.80%, 10/01/24 ........................................................................         500,000             534,230
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...............       2,000,000           1,938,680
Tampa Sports Authority Revenue, Tourist Development, FSA Insured, 5.25%, 1/01/27 ..........       2,000,000           1,922,660
Tampa Water and Sewer Revenue, FGIC Insured, 5.50%, 10/01/29 ..............................       3,000,000           2,982,630
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ...........................       1,000,000             989,800
Titusville Water and Sewer Revenue, MBIA Insured, Pre-Refunded, 6.20%, 10/01/14 ...........         490,000             530,920
Village Center CDD, Recreational Revenue, Refunding, Series A,
   MBIA Insured, 5.00%, 11/01/21 ..........................................................       1,000,000             937,870
West Melbourne Water and Sewer Revenue, Refunding and Improvement,
   FGIC Insured, 6.75%, 10/01/14 ..........................................................         500,000             538,795
                                                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $108,127,372) ...........................................                         109,836,367
                                                                                                                   ------------
(a)SHORT TERM INVESTMENTS .1%
Jacksonville Revenue, YMCA Florida First Coast Project,
   Weekly VRDN and Put, 4.25%, 3/01/18 (COST $50,000) .....................................          50,000              50,000
                                                                                                                   ------------
TOTAL INVESTMENTS (COST $108,177,372) 100.2% ..............................................                         109,886,367
OTHER ASSETS, LESS LIABILITIES (.2)% ......................................................                            (234,960)
                                                                                                                   ------------
NET ASSETS 100.0% .........................................................................                        $109,651,407
                                                                                                                   ============

See glossary of terms on page 88.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.
FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN INSURED TAX-FREE INCOME FUND


                                         SIX MONTHS ENDED                        YEAR ENDED FEBRUARY 28,
                                         AUGUST 31, 2000    ----------------------------------------------------------------------
CLASS A                                    (UNAUDITED)        2000(d)            1999          1998         1997           1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of period ..    $    11.24       $    12.26        $    12.31    $    12.15    $    12.27    $    11.97
                                           ---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ............           .31              .61               .63           .66           .69           .71
  Net realized and unrealized gains
  (losses) ............................           .46            (1.00)              .06           .29          (.11)          .30
                                           ---------------------------------------------------------------------------------------
Total from investment operations ......           .77             (.39)              .69           .95           .58          1.01
                                           ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income ...............          (.31)            (.61)             (.63)         (.66)         (.70)         (.71)
  In excess of net investment income ..            --(f)            --(e)           (.01)         (.01)           --            --
  Net realized gains ..................            --             (.02)             (.10)         (.12)           --            --
                                           ---------------------------------------------------------------------------------------
Total distributions ...................          (.31)            (.63)             (.74)         (.79)         (.70)         (.71)
                                           ---------------------------------------------------------------------------------------
Net asset value, end of period ........    $    11.70       $    11.24        $    12.26    $    12.31    $    12.15    $    12.27
                                           =======================================================================================
Total return(b) .......................          6.92%           (3.21)%            5.72%         8.09%         4.88%         8.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....    $1,439,056       $1,445,546        $1,727,014    $1,685,260    $1,662,087    $1,705,038
Ratios to average net assets:
  Expenses ............................           .63%(c)          .62%              .62%          .61%          .60%          .60%
  Net investment income ...............          5.33%(c)         5.23%             5.11%         5.44%         5.68%         5.81%
Portfolio turnover rate ...............          4.76%           13.29%            13.16%        27.77%        18.66%        13.52%

CLASS B
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of period ..    $    11.24       $    11.14
                                           ---------------------------
Income from investment operations:
  Net investment income(a) ............           .27              .05
  Net realized and unrealized gains ...           .47              .10
                                           ---------------------------
Total from investment operations ......           .74              .15
                                           ---------------------------
Less distributions from net investment
  income ..............................          (.27)(e)         (.05)
                                           ---------------------------
Net asset value, end of period ........    $    11.71       $    11.24
                                           ===========================
Total return(b) .......................          6.70%            1.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....    $    1,141       $       63
Ratio to average net assets:
  Expenses ............................          1.19%(c)         1.18%(c)
  Net investment income ...............          4.72%(c)         5.23%(c)
Portfolio turnover rate ...............          4.76%           13.29%



(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(e) Includes distributions in excess of net investment income in the amount of $.001.

(f) Includes distributions in excess of net investment income in the amount of $.002.


FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                       YEAR ENDED FEBRUARY 28,
                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2000  ---------------------------------------------------------
CLASS C                                            (UNAUDITED)     2000          1999        1998         1997       1996(d)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........    $ 11.31       $ 12.33      $ 12.38      $ 12.21      $ 12.31      $ 11.98
                                                   -------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................        .27           .55          .57          .60          .62          .54
  Net realized and unrealized gains (losses) ..        .46         (1.00)         .05          .29         (.09)         .32
                                                   -------------------------------------------------------------------------
Total from investment operations ..............        .73          (.45)         .62          .89          .53          .86
                                                   -------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................       (.27)(g)      (.55)(e)     (.57)(f)     (.60)        (.63)        (.53)
  Net realized gains ..........................         --          (.02)        (.10)        (.12)          --           --
                                                   -------------------------------------------------------------------------
Total distributions ...........................       (.27)         (.57)        (.67)        (.72)        (.63)        (.53)
                                                   -------------------------------------------------------------------------
Net asset value, end of period ................    $ 11.77       $ 11.31      $ 12.33      $ 12.38      $ 12.21      $ 12.31
                                                   =========================================================================

Total return(b) ...............................       6.57%        (3.74)%       5.12%        7.52%        4.42%        7.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $53,865       $56,627      $65,166      $38,057      $21,521      $ 8,152
Ratios to average net assets:
  Expenses ....................................       1.19%(c)      1.18%        1.18%        1.18%        1.17%        1.18%(c)
  Net investment income .......................       4.77%(c)      4.66%        4.54%        4.86%        5.10%        5.21%(c)
Portfolio turnover rate .......................       4.76%        13.29%       13.16%       27.77%       18.66%       13.52%


(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period May 1, 1995 (effective date) to February 29, 1996.

(e) Includes distributions in excess of net investment income in the amount of $.001.

(f) Includes distributions in excess of net investment income in the amount of $.004.

(g) Includes distributions in excess of net investment income in the amount of $.002.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                    PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.3%
ALABAMA 2.3%
Alabama State Board Educational Revenue, Southern Union State Junior College,
   MBIA Insured, Pre-Refunded, 6.50%, 7/01/12 ............................................          $ 1,000,000          $ 1,050,590
Alabama Water Pollution Control Authority Revolving Fund Loan, AMBAC Insured,
   6.25%, 8/15/14 ........................................................................              100,000              100,958
Anniston Regional Medical Center Board, Series A, AMBAC Insured,
   5.25%, 6/01/18 ........................................................................            5,000,000            4,931,500
   5.125%, 6/01/28 .......................................................................            3,000,000            2,800,260
Auburn Governmental Utility Services Corp. Wastewater Treatment Revenue,
   Merscot-Auburn LP Project, FGIC Insured, 7.30%, 1/01/12 ...............................            1,345,000            1,376,809
Bessemer Governmental Utility Services Corp., Water Supply Revenue,
   MBIA Insured, 5.25%, 6/01/32 ..........................................................            5,000,000            4,720,000
East Alabama Health Care Authority Health Care Facilities Revenue,
   Tax Anticipation Bond, Series A, MBIA Insured, 5.25%, 9/01/28 .........................            8,000,000            7,488,800
Huntsville Health Care Authority, Series A, MBIA Insured, 5.00%, 6/01/23 .................            2,000,000            1,839,360
Huntsville Health Care Authority Facilities Revenue, Series A, MBIA Insured,
   6.375%, 6/01/22 .......................................................................              300,000              307,956
Jefferson County Sewer Revenue, wts., Series D, FGIC Insured, 5.75%, 2/01/22 .............            5,000,000            5,062,800
Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson
   Hospital and Clinic, Refunding, AMBAC Insured,
   6.00%, 3/01/26 ........................................................................            4,000,000            4,101,640
                                                                                                                          ----------
                                                                                                                          33,780,673
                                                                                                                          ----------

ALASKA 1.3%
Alaska Energy Authority Power Revenue, Bradley Lake Project, BIG Insured,
   6.25%, 7/01/21 ........................................................................                5,000                5,012
Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ........            3,000,000            2,943,750
Alaska Industrial Development and Export Authority, Refunding, Series A,
   MBIA Insured, 6.125%, 4/01/27 .........................................................            5,000,000            5,135,400
Alaska State HFC, Refunding, Series A, MBIA Insured,
   6.00%, 6/01/27 ........................................................................            5,000,000            5,060,400
   5.875%, 12/01/30 ......................................................................              485,000              487,357
   6.10%, 12/01/37 .......................................................................            5,000,000            5,084,000
University of Alaska COP, Series 1990, FSA Insured, 7.375%, 10/01/07 .....................              500,000              511,000
University of Alaska Revenues, Series B, AMBAC Insured, 6.50%, 10/01/17 ..................              250,000              260,468
                                                                                                                          ----------
                                                                                                                          19,487,387
                                                                                                                          ----------

ARIZONA 3.4%
Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured,
  ETM, 7.70%, 8/01/10 ....................................................................            6,000,000            7,247,520
Chandler Water and Sewer Revenue, Refunding, FGIC Insured, 7.00%, 7/01/12 ................            2,200,000            2,264,240
Cochise County USD No. 68, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 .........              500,000              608,620
Maricopa County IDA, Hospital Facility Revenue, Samaritan Health Services,
  Refunding, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ................................              300,000              354,954
Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
   5.75%, 1/01/25 ........................................................................           18,000,000           18,250,020
   5.625%, 1/01/29 .......................................................................           12,655,000           12,747,508
Navajo County PCR, Arizona Public Service Co., Series A, MBIA Insured, 5.875%, 8/15/28 ...            3,000,000            3,047,970
Pima County Sewer Revenue, Refunding, FGIC Insured, 6.75%, 7/01/15 .......................              270,000              276,931
Salt River Project Agricultural Improvement and Power District Electric System
  Revenue, Refunding, Series A, FGIC Insured, 5.50%, 1/01/19 .............................            1,150,000            1,152,128
Tucson Water Revenue, Series 1994-A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ..........            5,000,000            5,423,800
                                                                                                                          ----------
                                                                                                                          51,373,691
                                                                                                                          ----------

ARKANSAS .2%

Arkansas State Development Finance Authority Water Revenue, Refunding,
   Series A, MBIA Insured, 6.50%, 7/01/10 ................................................            2,000,000            2,245,240
                                                                                                                          ----------
CALIFORNIA 2.1%

Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .............           15,000,000           20,223,450
Lancaster RDA, Tax Allocation, Lancaster Residential Redevelopment, Refunding,
   MBIA Insured, 6.10%, 8/01/19 ..........................................................            1,515,000            1,562,510
Oakland RDA, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14 ....              250,000              269,453
Sacramento MUD, Electric Revenue, Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 .....            2,750,000            2,736,223
San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/20 ..............            1,035,000            1,047,234
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding,
   Series A, MBIA Insured, 5.25%, 1/15/30 ................................................            4,000,000            3,877,520
Stockton East Water District COP, 1990 Project, Series A, AMBAC Insured, 6.40%,
   4/01/22 ...............................................................................            1,460,000            1,516,312
                                                                                                                          ----------
                                                                                                                          31,232,702
                                                                                                                          ----------
COLORADO 5.8%
Arapahoe County COP,
   Arapahoe County Building Finance Corp., FSA Insured, Pre-Refunded, 7.50%, 12/01/10 ....            1,000,000            1,007,350
   Refunding, FSA Insured, 6.625%, 12/01/16 ..............................................            8,695,000            9,069,320


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                  AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
COLORADO (CONT.)

Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 .............................................         $ 3,000,000         $ 3,107,190
Castle Pines Metropolitan District GO, Refunding and Improvement, FSA Insured,
  Pre-Refunded, 7.625%, 12/01/15 ...........................................................           1,500,000           1,541,160
Centennial Water and Sanitation District, Water and Sewer Revenue, Refunding,
  Series A, FSA Insured, 5.125%, 12/01/17 ..................................................           5,000,000           4,873,950
Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan
  Program, Series A, FSA Insured, 7.25%, 7/15/17 ...........................................           1,174,000           1,220,854
Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series
  A, MBIA Insured, 5.00%, 9/01/21 ..........................................................           5,000,000           4,691,000
Colorado Springs Hospital Revenue, Refunding, MBIA Insured, 6.00%, 12/15/24 ................           2,455,000           2,505,426
Colorado State Board of Agriculture Revenue, MBIA Insured, 6.40%,
  3/01/11 ..................................................................................             350,000             361,760
  3/01/17 ..................................................................................             440,000             451,211
Colorado Water Resource and Power Development Authority Small Water Resource
  Revenue, Series A, FGIC Insured, 6.70%, 11/01/12 .........................................           2,000,000           2,090,000
Denver City and County Airport Revenue,
  Series C, MBIA Insured, 6.125%, 11/15/25 .................................................           4,410,000           4,726,373
  Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ............................................           3,590,000           3,847,547
  Series E, MBIA Insured, 5.50%, 11/15/25 ..................................................           5,000,000           4,952,450
Denver City and County Board of Water Commissioners COP, FGIC Insured,
  6.625%, 11/15/11 .........................................................................             545,000             563,928
  Pre-Refunded, 6.625%, 11/15/11 ...........................................................             955,000             989,523
Denver City and County Revenue, Children's Hospital Association Project, FGIC
  Insured, 6.00%, 10/01/15 .................................................................           3,000,000           3,085,440
El Paso County SFMR, Series A, GNMA Secured, 8.00%, 9/01/22 ................................             160,000             163,515
Garfield, Pitkin and Eagle Counties Reorganized School District No. 1, MBIA
  Insured, Pre-Refunded, 6.60%, 12/15/14 ...................................................           3,600,000           3,897,720
Goldsmith Metropolitan District, Refunding, MBIA Insured, 6.125%, 12/01/12 .................           2,000,000           2,056,660
Jefferson County COP, Refunding, MBIA Insured, 6.65%, 12/01/08 .............................           5,000,000           5,299,850
Jefferson County SFMR, Refunding, Series A, MBIA Insured, 8.875%, 10/01/13 .................             125,000             129,483
La Plata County School District No. R-9, Durango City, FGIC Insured, 6.55%, 11/01/12 .......             490,000             512,545
Morgan County PCR, First Mortgage, Public Service Co., Refunding, Series A, MBIA
  Insured, 5.50%, 6/01/12 ..................................................................           1,000,000           1,019,150
Mountain College Residence Hall Revenue Authority, MBIA Insured,
  5.625%, 6/01/12 ..........................................................................           1,900,000           1,974,746
  5.75%, 6/01/23 ...........................................................................           3,000,000           3,043,140
Parker Water and Sanitation District Water and Sewer Revenue, Refunding, FGIC
  Insured, 6.20%, 10/01/15 .................................................................             275,000             280,558
Postsecondary Educational Facilities Authority Revenue, University of Denver
  Project, Refunding, Connie Lee Insured, 6.00%, 3/01/10 ...................................           1,000,000           1,035,970
Regional Transportation District Sales Tax Revenue, FGIC Insured, 6.25%, 11/01/12 ..........             235,000             244,828
University of Colorado Hospital Authority Revenue,
  Refunding, Series A, AMBAC Insured, 5.20%, 11/15/17 ......................................           5,675,000           5,499,018
  Refunding, Series A, AMBAC Insured, 5.25%, 11/15/22 ......................................           8,800,000           8,389,216
  Series A, AMBAC Insured, 5.00%, 11/15/29 .................................................           5,000,000           4,504,600
                                                                                                                         -----------
                                                                                                                          87,135,481
                                                                                                                         -----------

CONNECTICUT .6%

Connecticut State Health and Educational Facilities Authority Revenue,
  Danbury Hospital, Series E, MBIA Insured, 6.50%, 7/01/14 .................................             335,000             345,911
  Mansfield Nursing Home, AMBAC Insured, 6.00%, 11/01/22 ...................................           2,450,000           2,501,916
  Series E, MBIA Insured, Pre-Refunded, 6.50%, 7/01/14 .....................................           1,665,000           1,727,721
  Trinity College, Series D, FGIC Insured, Pre-Refunded, 6.125%, 7/01/24 ...................           2,000,000           2,156,740
New Haven Air Rights Parking Facility Revenue, Refunding, MBIA Insured, 6.50%, 12/01/15 ....           2,000,000           2,072,480
                                                                                                                         -----------
                                                                                                                           8,804,768
                                                                                                                         -----------

DELAWARE .3%

Delaware State EDA Revenue, PCR, Refunding, Series B, AMBAC Insured, 6.75%, 5/01/19 ........           1,000,000           1,050,680
Delaware State Health Facilities Authority Revenue, Medical Center, MBIA Insured,
  Pre-Refunded, 7.00%, 10/01/15 ............................................................           2,900,000           3,145,427
                                                                                                                         -----------
                                                                                                                           4,196,107
                                                                                                                         -----------

FLORIDA 3.1%

Cape Coral Franchise Fees Revenue, AMBAC Insured, 5.40%, 12/01/13 ..........................           1,800,000           1,824,300
Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ................           1,000,000           1,006,080
Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ............             200,000             244,492
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B,
  FGIC Insured, 5.25%, 10/01/28 ............................................................           2,500,000           2,400,700
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured,
  6.25%, 12/01/34 ..........................................................................           1,000,000           1,043,860
Hillsborough County IDAR, University Community Hospital, MBIA Insured, 5.80%, 8/15/24 ......           3,000,000           3,032,880


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                  AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
FLORIDA (CONT.)

Lakeland Hospital System Revenue, Lakeland Regional Medical Center Project,
  Refunding, MBIA Insured, 5.25%, 11/15/25 .................................................         $ 1,250,000         $ 1,189,588
Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding,
MBIA Insured, 6.05%,
  11/01/15 .................................................................................           1,000,000           1,044,690
  11/01/20 .................................................................................           1,000,000           1,033,270
Lee County Solid Waste System Revenue, MBIA Insured, 5.375%, 10/01/15 ......................           2,000,000           1,972,520
Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ...............           5,000,000           5,494,150
Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 .......................           1,000,000           1,033,040
Orange County Health Facilities Authority Revenue,
  MBIA Insured, 6.00%, 11/01/24 ............................................................             260,000             264,264
  Series A, MBIA Insured, 6.00%, 11/01/24 ..................................................             740,000             778,902
  South Central Nursing, Series A, FSA Insured, 5.50%, 7/01/32 .............................           3,000,000           2,946,660
Orange County Tourist Development Tax Revenue, AMBAC Insured, 5.50%, 10/01/31 ..............           1,000,000             991,130
Orlando and Orange County Expressway Authority Revenue, junior lien, FGIC Insured, 6.50%,
  7/01/10 ..................................................................................             100,000             113,682
  7/01/12 ..................................................................................             225,000             257,427
Orlando Utilities Commission Water and Electric Revenue, Series A, AMBAC Insured,
  5.50%, 10/01/26 ..........................................................................           2,535,000           2,527,927
Osceola County Transportation Revenue, Osceola Parkway Project, MBIA Insured,
  6.10%, 4/01/17 ...........................................................................           1,000,000           1,026,640
Polk County IDAR, Winter Haven Hospital, Series 2, MBIA Insured, 6.25%, 9/01/15 ............             970,000           1,021,109
Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ........................           5,000,000           4,609,000
Reedy Creek ID, Utilities Revenue, Refunding, Series 1, MBIA Insured, 5.00%, 10/01/19 ......           3,500,000           3,318,490
Sumter County School District Revenue, Multi-District Loan Program, FSA Insured,
  7.15%, 11/01/15 ..........................................................................             250,000             303,318
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ................           2,000,000           1,938,680
Tampa Bay Water Utilities Systems Revenue, FGIC Insured, 5.75%, 10/01/29 ...................           2,000,000           2,037,640
Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical
University, Refunding, Series B, AMBAC Insured,
  5.25%, 10/15/19 ..........................................................................           3,500,000           3,433,605
                                                                                                                         -----------
                                                                                                                          46,888,044
                                                                                                                         -----------

GEORGIA 4.8%

Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, 5.50%, 1/01/26 ......          13,750,000          13,674,375
Atlanta GO, Refunding, FGIC Insured, 5.00%,
  12/01/20 .................................................................................           4,775,000           4,458,370
  12/01/23 .................................................................................           6,000,000           5,526,180
Atlanta Water and Wastewater Revenue, Refunding, Series A, FGIC Insured, 5.00%, 11/01/29 ...          10,000,000           9,142,000
Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
  10/01/14 .................................................................................           1,535,000           1,686,090
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle,
  7th Series, MBIA Insured, 6.625%, 10/01/24 ...............................................           2,000,000           2,023,400
  Refunding, 2nd Series, AMBAC Insured, 5.25%, 5/01/34 .....................................           5,450,000           5,154,174
Cherokee County Water and Sewage Authority Revenue,
  FGIC Insured, 5.00%, 8/01/27 .............................................................           1,500,000           1,377,525
  Refunding, MBIA Insured, 6.90%, 8/01/18 ..................................................           1,000,000           1,039,520
Columbia County Water and Sewage Revenue, Refunding, AMBAC Insured, 6.25%, 6/01/12 .........           1,500,000           1,560,045
Fitzgerald Housing Authority Mortgage Revenue, Bridge Creek, Refunding, Series A,
  MBIA Insured, 6.50%, 7/01/24 .............................................................           1,015,000           1,037,888
Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates,
  Columbus Regional Healthcare Systems, MBIA Insured,
  5.50%, 8/01/19 ...........................................................................          15,000,000          14,911,950
Henry County Water and Sewer Authority Revenue, FGIC Insured, 5.625%, 2/01/30 ..............           2,500,000           2,505,075
Macon-Bibb County Urban Development Authority Revenue, MF Housing, Refunding,
  Series A, MBIA Insured, 5.55%, 1/01/24 ...................................................           1,590,000           1,559,297
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
  Regional Healthcare System, MBIA Insured,
  5.50%, 8/01/25 ...........................................................................           3,300,000           3,247,068
Rockdale County Water and Sewer Authority Revenue, Refunding, Series A, MBIA
  Insured, 5.375%, 7/01/29 .................................................................           2,300,000           2,226,216
Upper Oconee Basin Water Authority Revenue, FGIC Insured, 5.25%, 7/01/27 ...................           1,340,000           1,276,966
                                                                                                                         -----------
                                                                                                                          72,406,139
                                                                                                                         -----------

HAWAII 1.4%

Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
  5/01/12 ..................................................................................           1,000,000           1,051,530
  5/01/13 ..................................................................................           1,000,000           1,045,170
Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
  Hawaiian Electric Co. and Subsidiaries, MBIA Insured, 6.55%, 12/01/22 ....................           3,000,000           3,108,120
  St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ......................           4,000,000           4,131,560


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
HAWAII (CONT.)

Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian
  Electric Co. Project, Series B, MBIA Insured,
  5.875%, 12/01/26 .......................................................................          $ 2,000,000          $ 2,026,480
Hawaii State Harbor Capital Improvement Revenue, FGIC Insured, 6.40%,
  7/01/05 ................................................................................              535,000              561,333
  7/01/06 ................................................................................              605,000              634,240
  7/01/07 ................................................................................              610,000              638,280
Honolulu City and County GO, Series C, FGIC Insured, 5.00%, 7/01/20 ......................            6,250,000            5,889,563
Kauai County GO, Series A, FGIC Insured, 6.125%, 8/01/23 .................................            1,755,000            1,839,152
                                                                                                                         -----------
                                                                                                                          20,925,428
                                                                                                                         -----------

IDAHO .1%

Boise State University Revenues, Student Fee, MBIA Insured, Pre-Refunded, 6.50%,
  4/01/19 ................................................................................            1,000,000            1,075,820
                                                                                                                         -----------
ILLINOIS 3.3%

Aurora SFMR, Series 1990, AMBAC Insured, 7.80%, 12/01/15 .................................              210,000              213,419
Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured,
  5.25%, 12/01/30 ........................................................................            2,000,000            1,881,740
Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
  1/01/09 ................................................................................              320,000              351,034
Chicago Heights GO, MBIA Insured, Pre-Refunded, 7.40%, 12/01/03 ..........................              100,000              103,561
Cicero GO, FSA Insured, 6.90%, 12/01/12 ..................................................            1,500,000            1,602,795
Cook County Community College District No. 508 COP, FGIC Insured,
  8.50%, 1/01/02 .........................................................................            7,470,000            7,857,693
  8.75%, 1/01/05 .........................................................................            5,000,000            5,789,100
Illinois Health Facilities Authority Revenue,
  Community Provider Pooled Loan Program, Series A, FSA Insured, 7.35%, 8/15/10 ..........            4,452,000            4,644,683
  Michael Reese Hospital, Series A, FSA Insured, ETM, 7.60%, 2/15/05 .....................            3,680,000            3,947,794
  Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
    11/15/28 .............................................................................            5,000,000            4,533,750
  Refunding, Series B, MBIA Insured, ETM, 7.90%, 8/15/03 .................................              403,000              432,649
  Series 1990, FSA Insured, 7.75%, 8/15/10 ...............................................            2,367,000            2,414,340
  Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ..........................................               50,000               61,820
  Series B, MBIA Insured, 7.90%, 8/15/03 .................................................            1,600,000            1,603,264
  Silver Cross Hospital, MBIA Insured, Pre-Refunded, 7.00%, 8/15/21 ......................            1,000,000            1,044,120
Illinois State COP, FSA Insured, Pre-Refunded, 6.95%, 7/01/13 ............................            5,750,000            6,113,630
Macon County and Decatur COP, Decatur Public Building Commission, FGIC Insured,
  6.50%, 1/01/06 .........................................................................              300,000              325,572
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
  McCormick Place Expansion Project, Refunding, Series A,
  AMBAC Insured, 5.25%, 6/15/27 ..........................................................            4,225,000            3,998,371
Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ............            2,000,000            2,079,100
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%,
  11/01/20 ...............................................................................              300,000              362,040
                                                                                                                         -----------
                                                                                                                          49,360,475
                                                                                                                         -----------

INDIANA .2%

Indiana Health Facility Financing Authority Hospital Revenue, Community Hospital
  Project, Refunding and Improvement, MBIA Insured,
  6.40%, 5/01/12 .........................................................................              250,000              261,703
Indianapolis Gas Utility Revenue, Refunding, Series B, FGIC Insured, 4.00%,
  6/01/15 ................................................................................              500,000              432,675
Jasper County PCR, Northern Indiana Public Service Co., Refunding, MBIA Insured,
  7.10%, 7/01/17 .........................................................................              500,000              519,405
Patoka Lake Regional Water and Sewer District Waterworks Revenue, Series A,
  AMBAC Insured, Pre-Refunded, 6.45%, 1/01/15 ............................................            1,500,000            1,602,555
Rockport PCR, Michigan Power Co., Refunding, Series B, FGIC Insured, 7.60%,
  3/01/16 ................................................................................              185,000              191,262
                                                                                                                         -----------
                                                                                                                           3,007,600
                                                                                                                         -----------

IOWA .2%

Greater Iowa Housing Assistance Corp. Mortgage Revenue, Logan Park Project,
  Refunding, Series B, MBIA Insured, 6.50%, 1/01/24 ......................................            2,100,000            2,145,171
                                                                                                                         -----------
KANSAS .6%

Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, MBIA Insured,
  7.00%, 6/01/31 .........................................................................            3,350,000            3,474,486
Cowley and Shawnee Counties SFMR, GNMA Secured, 7.35%, 12/01/11 ..........................              615,000              633,401
Kansas State Development Finance Authority Health Facility Revenue, MBIA
  Insured, 5.80%, 11/15/21 ...............................................................            1,330,000            1,345,707
Wichita Hospital Revenue, St. Francis, Refunding and Improvement, MBIA Insured,
  6.25%, 10/01/10 ........................................................................            2,000,000            2,091,860
Wichita Water and Sewer Utility Revenue, Refunding and Improvement, Series B,
  FGIC Insured, Pre-Refunded, 6.00%, 10/01/12 ............................................            1,000,000            1,011,060
                                                                                                                         -----------
                                                                                                                           8,556,514
                                                                                                                         -----------



FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                  AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)

KENTUCKY 1.5%
Jefferson County Capital Projects Corp. Lease Revenue, MBIA Insured,
   5.375%, 6/01/22 .........................................................................         $ 2,000,000         $ 1,970,840
   5.50%, 6/01/28 ..........................................................................           1,750,000           1,737,523
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services
   Inc., AMBAC Insured, 6.55%, 5/01/22 .....................................................           1,000,000           1,041,180
Jefferson County Health System Revenue, Alliant Health System Inc., MBIA
   Insured, 5.20%, 10/01/28 ................................................................           7,000,000           6,558,860
Kenton County Water District No. 001 Waterworks Revenue, Series B, FGIC Insured,
   5.70%, 2/01/20 ..........................................................................           1,250,000           1,276,388
Kentucky Economic Development Finance Authority Hospital Facilities Revenue,
   Baptist Healthcare System, Refunding, MBIA Insured, 5.00%, 8/15/24 ......................           2,000,000           1,840,280
   St. Elizabeth Medical Center Project, Series A, FGIC Insured, 6.00%, 12/01/22 ...........           2,375,000           2,440,526
Kentucky Economic Development Finance Authority Medical Center Revenue, Ashland
   Hospital Corp., Refunding and Improvement, Series A, FSA Insured, 6.125%, 2/01/12 .......           1,000,000           1,046,590
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain
   System Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.75%, 5/15/25 ...................           2,000,000           2,208,040
Northern Kentucky University COP, Student Housing Facilities, FSA Insured,
   Pre-Refunded, 7.25%, 1/01/12 ............................................................           2,000,000           2,057,900
                                                                                                                         -----------
                                                                                                                          22,178,127
                                                                                                                         -----------

LOUISIANA .3%

Jefferson Parish Hospital Service District No. 2 Hospital Revenue, FSA Insured,
   5.00%, 7/01/28 ..........................................................................           5,000,000           4,487,750
New Orleans GO, Public Improvement, FGIC Insured, Pre-Refunded, 7.50%, 9/01/21 .............             500,000             529,070
                                                                                                                         -----------
                                                                                                                           5,016,820
                                                                                                                         -----------

MAINE .6%

Maine State Health and Higher Educational Facilities Authority Revenue,
   Eastern Maine Health Care, FGIC Insured, Pre-Refunded, 6.625%, 10/01/11 .................           2,000,000           2,086,880
   Series B, FSA Insured, Pre-Refunded, 7.00%, 7/01/24 .....................................           2,000,000           2,211,720
   Series C, FSA Insured, 6.20%, 7/01/25 ...................................................           2,015,000           2,090,643
Old Orchard Beach GO, MBIA Insured, Pre-Refunded, 6.65%,
   9/01/11 .................................................................................           1,180,000           1,260,547
   9/01/12 .................................................................................             535,000             572,798
                                                                                                                         -----------
                                                                                                                           8,222,588
                                                                                                                         -----------

MARYLAND .6%

Baltimore Revenue, Wastewater Project, Refunding, Series A, FSA Insured, 5.75%,
   7/01/30 .................................................................................           5,880,000           5,972,022
Maryland State CDA, Department of Housing and Community Development,
   Infrastructure Financing, Series A, AMBAC Insured,
   6.625%, 6/01/12 .........................................................................             245,000             256,307
   Pre-Refunded, 6.625%, 6/01/12 ...........................................................           1,755,000           1,854,702
   Pre-Refunded, 6.70%, 6/01/22 ............................................................             820,000             867,601
Maryland State Health and Higher Educational Facilities Authority Revenue,
   University of Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ...........             200,000             232,208
                                                                                                                         -----------
                                                                                                                           9,182,840
                                                                                                                         -----------

MASSACHUSETTS 7.4%

Boston Water and Sewer Commission Revenue, Series A, FGIC Insured, Pre-Refunded,
   6.00%, 11/01/21 .........................................................................           3,700,000           3,771,854
Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%,
   3/01/18 .................................................................................           1,125,000           1,092,746
Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue,
   Refunding, Series A, AMBAC Insured, 6.00%, 7/01/18 ......................................           4,455,000           4,504,183
Massachusetts State Health and Educational Facilities Authority Revenue,
   Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 .........................          10,000,000          10,236,800
   Boston Medical Center, Series A, MBIA Insured, 5.00%, 7/01/29 ...........................           2,785,000           2,478,121
   Caregroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/18 ......................           2,000,000           1,878,520
   Caregroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ......................           5,000,000           4,463,900
   Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 .....................           5,000,000           4,589,300
   Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ...........................           3,000,000           2,680,230
   Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 ....................           1,000,000             957,480
   Massachusetts General Hospital, Series F, AMBAC Insured, Pre-Refunded, 6.25%, 7/01/20 ...           9,220,000           9,832,577
   Massachusetts Medical Center, Series A, AMBAC Insured, Pre-Refunded, 7.10%, 7/01/21 .....           1,000,000           1,042,200
   McLean Hospital, Series C, FGIC Insured, Pre-Refunded, 6.625%, 7/01/15 ..................           1,085,000           1,148,494
   Northeastern University, Series E, MBIA Insured, 6.55%, 10/01/22 ........................           8,500,000           8,861,250
   Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .....................          12,200,000          11,762,630
   Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ...............................           8,000,000           7,369,760

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                  AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)

MASSACHUSETTS (CONT.)
Massachusetts State Health and Educational Facilities Authority Revenue, (cont.)
   Stonehill College, Series E, MBIA Insured, 6.60%, 7/01/20 .............................         $  1,120,000         $  1,168,574
   Stonehill College, Series E, MBIA Insured, Pre-Refunded, 6.60%, 7/01/20 ...............              880,000              931,119
   Youville Hospital, Refunding, Series B, MBIA Insured, 6.00%, 2/15/25 ..................            2,000,000            2,036,060
Massachusetts State Industrial Finance Agency Revenue,
   Babson College, Series A, MBIA Insured, Pre-Refunded, 6.50%, 10/01/22 .................            3,000,000            3,183,570
   Combined Jewish Philanthropies, Refunding, Series A, AMBAC Insured, 6.375%, 2/01/15 ...            5,000,000            5,269,550
   Suffolk University, AMBAC Insured, 5.25%, 7/01/17 .....................................            3,000,000            2,960,220
Massachusetts State Port Authority Revenue,
   Refunding, Series A, FGIC Insured, 6.00%, 7/01/23 .....................................            4,000,000            4,068,080
   Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/20 ....................            1,590,000            1,575,801
   Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/21 ....................            1,560,000            1,540,094
   Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/23 ....................            2,155,000            2,118,106
   Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/24 ....................            2,910,000            2,855,467
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub.
   lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..............................            2,100,000            1,915,494
Monson GO, School District, Series 1990, MBIA Insured, Pre-Refunded, 7.70%,
   10/15/10 ..............................................................................            2,000,000            2,047,040
Palmer GO, Series B, AMBAC Insured, Pre-Refunded, 7.70%, 10/01/10 ........................            2,300,000            2,351,175
                                                                                                                        ------------
                                                                                                                         110,690,395
                                                                                                                        ------------

MICHIGAN 3.8%

Chippewa Valley Schools GO, Refunding, AMBAC Insured, 5.00%, 5/01/27 .....................            1,000,000              923,860
Detroit Sewage Disposal Revenue, MBIA Insured, 5.00%, 7/01/25 ............................            6,000,000            5,474,940
Ecorse Public School District, FGIC Insured, 5.50%, 5/01/27 ..............................            7,250,000            7,239,343
Jackson County Hospital Finance Authority Hospital Revenue, W.A. Foote Memorial
   Hospital, Series A, AMBAC Insured, 5.25%, 6/01/17 .....................................              500,000              489,070
Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist
   Hospital, Refunding and Improvement,
   MBIA Insured, 5.875%, 5/15/26 .........................................................            5,500,000            5,582,665
   Series A, MBIA Insured, Pre-Refunded, 6.375%, 5/15/17 .................................            2,000,000            2,136,760
Marquette City Hospital Finance Authority Revenue, Marquette General Hospital,
   Refunding, Series D, FSA Insured, 6.10%, 4/01/19 ......................................            5,000,000            5,205,450
Michigan State Hospital Finance Authority Revenue,
   Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 .......            2,000,000            1,913,180
   Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ...........            6,725,000            6,238,648
   Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ............           10,000,000            8,947,500
   St. John's Hospital, Refunding, Series A, AMBAC Insured, 6.00%, 5/15/13 ...............            2,500,000            2,606,375
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co.,
   Pollution Project, Refunding,
   FGIC Insured, 6.875%, 12/01/21 ........................................................              200,000              208,086
   Series BB, AMBAC Insured, 7.00%, 5/01/21 ..............................................              250,000              298,005
Saginaw Valley State University Revenue, AMBAC Insured, 5.30%, 7/01/28 ...................            3,400,000            3,275,288
Yale Public Schools District GO, FSA Insured, 5.375%, 5/01/27 ............................            3,845,000            3,772,637
Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 .......................            3,180,000            3,067,110
                                                                                                                        ------------
                                                                                                                          57,378,917
                                                                                                                        ------------

MINNESOTA 3.5%

Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%,
   1/20/31 ...............................................................................            2,000,000            2,068,940
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ....................           12,280,000           12,313,524
Minnesota State HFA, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
   2/01/22 ...............................................................................            2,025,000            2,065,763
Northern Municipal Power Agency Electric System Revenue, Refunding, Series B,
   AMBAC Insured, 5.50%, 1/01/18 .........................................................            2,100,000            2,088,219
Sauk Rapids Independent School District Number 47 GO, MBIA Insured, 5.75%,
   2/01/26 ...............................................................................           11,850,000           12,091,029
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A,
   AMBAC Insured, 5.75%, 1/01/18 .........................................................            2,870,000            2,903,579
St. Louis Park Health Care Facilities Revenue, Health System of Minnesota
   Obligated Group, Refunding, Series A, AMBAC Insured, 5.20%, 7/01/16 ...................            7,000,000            6,844,530
Washington County GO,
   Governmental Housing, Scandia II Project, Series B, FGIC Insured, 6.30%, 7/01/24 ......            1,200,000            1,231,944
   Raymie Johnson Apartments, Refunding, Series C, FGIC Insured, 6.30%, 1/01/20 ..........            2,415,000            2,484,455
Western Minnesota Municipal Power Agency Power Supply Revenue, Series A, MBIA
   Insured, 6.125%, 1/01/16 ..............................................................            8,350,000            8,372,211
                                                                                                                        ------------
                                                                                                                          52,464,194
                                                                                                                        ------------


FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                     PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                  AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
MISSISSIPPI
Harrison County Wastewater Management District Revenue, Wastewater Treatment
   Facilities, Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ...........................         $   200,000         $   265,870
                                                                                                                         -----------
MISSOURI .8%
Kansas City IDA, Mortgage Revenue, Presidential Gardens, Refunding, Series A, FNMA Insured,
  5.55%, 8/01/25 ...........................................................................             340,000             336,362
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
  Heartland Health System Project, AMBAC Insured, 6.35%, 11/15/17 ..........................           1,000,000           1,039,290
Saint Charles County Public Facilities Authority Leasehold Revenue, FGIC Insured,
  6.375%, 3/15/07 ..........................................................................           2,850,000           2,975,172
St. Louis County Mortgage Revenue, GNMA Secured, 8.125%, 9/01/19 ...........................             215,000             216,191
St. Louis Municipal Finance Corp. Leasehold Revenue,
  City Justice Center, Refunding, Series A, AMBAC Insured, 5.95%, 2/15/16 ..................           2,000,000           2,092,760
  Refunding and Improvement, FGIC Insured, Pre-Refunded, 6.25%, 2/15/12 ....................           2,025,000           2,168,694
St. Louis School District GO, Refunding, FGIC Insured, 6.00%, 4/01/12 ......................           2,950,000           3,067,735
                                                                                                                         -----------
                                                                                                                          11,896,204
                                                                                                                         -----------

MONTANA 1.0%
Forsyth County PCR, Puget Sound Power and Light Co. Project, AMBAC Insured,
  6.80%, 3/01/22 ...........................................................................           4,475,000           4,695,170
Helena Water Revenue, Series C, FGIC Insured, 6.65%, 11/01/12 ..............................             750,000             788,700
Montana State Board Workers Compensation Investment Program, MBIA Insured, ETM,
  6.875%, 6/01/20 ..........................................................................           8,500,000           8,806,595
Montana State University Revenue, Higher Education Facilities, Acquisition and
  Improvement, Series C, MBIA Insured, 6.00%, 11/15/14 .....................................           1,000,000           1,002,000
                                                                                                                         -----------
                                                                                                                          15,292,465
                                                                                                                         -----------

NEBRASKA .6%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
  MBIA Insured, ETM, 6.70%, 6/01/22 ........................................................           2,500,000           2,836,125
Lincoln Hospital Revenue, Lincoln General Hospital, Series A, FSA Insured, Pre-Refunded,
  6.20%, 12/01/14 ..........................................................................           2,000,000           2,113,760
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding,
  Series A, AMBAC Insured, 6.00%,
  4/01/15 ..................................................................................           2,000,000           2,070,820
  4/01/17 ..................................................................................           1,350,000           1,381,185
Nebraska Educational Finance Authority Revenue, Creighton University Project,
  AMBAC Insured, 5.95%, 1/01/11 ............................................................           1,000,000           1,063,540
                                                                                                                         -----------
                                                                                                                           9,465,430
                                                                                                                         -----------

NEVADA .4%
Carson City Hospital Revenue, Series B, AMBAC Insured, 5.40%, 3/01/17 ......................           1,000,000             990,310
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ...................................             250,000             285,095
Clark County School District, Series A, MBIA Insured, 7.00%, 6/01/10 .......................           4,000,000           4,667,480
                                                                                                                         -----------
                                                                                                                           5,942,885
                                                                                                                         -----------

NEW HAMPSHIRE .7%
New Hampshire Higher Education and Health Facilities Authority Revenue,
  Mary Hitchcock Memorial Hospital, FGIC Insured, 5.75%, 8/15/23 ...........................           6,750,000           6,810,480
  University System, Refunding, MBIA Insured, 6.25%, 7/01/20 ...............................           4,000,000           4,129,480
                                                                                                                         -----------
                                                                                                                          10,939,960
                                                                                                                         -----------

NEW JERSEY 1.0%
Essex County Improvement Authority Lease, Jail and Youth House Projects, AMBAC
  Insured, Pre-Refunded, 7.00%, 12/01/24 ...................................................           3,000,000           3,349,320
Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
  AMBAC Insured, 6.00%, 12/01/20 ...........................................................           2,525,000           2,612,971
Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 .........................................           3,575,000           3,442,010
Mount Laurel Township Municipal Utility Authority, Utility System Revenue,
  Refunding, Series A, MBIA Insured, 6.00%, 7/01/15 ........................................             785,000             810,544
  Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/15 .....................................           1,215,000           1,283,016
New Jersey Health Care Facilities Financing Authority Revenue, Muhlenberg Regional Medical
  Center, Series B, AMBAC Insured, 8.00%, 7/01/18 ..........................................           3,000,000           3,010,710
New Jersey State Turnpike Authority Revenue, Refunding, Series C, AMBAC Insured,
  6.50%, 1/01/16 ...........................................................................             300,000             340,128
                                                                                                                         -----------
                                                                                                                          14,848,699
                                                                                                                         -----------

NEW MEXICO .5%
Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A, AMBAC Insured,
  6.375%, 12/15/22 .........................................................................           5,000,000           5,166,050
Gallup PCR, Plains Electric Generation, Refunding, MBIA Insured, 6.65%, 8/15/17 ............           2,000,000           2,097,740
New Mexico Mortgage Finance Authority SFM Program, Series C, FGIC Insured, 8.625%,
  7/01/17 ..................................................................................             570,000             572,024
                                                                                                                         -----------
                                                                                                                           7,835,814
                                                                                                                         -----------





FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
NEW YORK 6.1%
Central Square GO, Central School District, FGIC Insured, 6.50%, 6/15/10 ...................         $   900,000         $ 1,022,697
Dutchess County IDA, Civic Facilities Revenue, Bard College Project, AMBAC
   Insured, 5.375%, 6/01/27 ................................................................           3,945,000           3,790,672
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranty, FSA
   Insured, 5.75%, 8/01/29 .................................................................           5,000,000           5,040,000
New York City GO, Series C, Sub Series C-1, MBIA Insured, Pre-Refunded, 6.625%, 8/01/12 ....             105,000             110,941
New York City Trust Cultural Resources Revenue, New York Botanical Garden, MBIA Insured,
   5.80%, 7/01/26 ..........................................................................           2,000,000           2,030,160
New York State Dormitory Authority Revenue,
   Brooklyn Law School, FSA Insured, 6.40%, 7/01/11 ........................................           4,000,000           4,126,120
   Mount Sinai School of Medicine, Refunding, MBIA Insured, 6.75%, 7/01/15 .................           1,500,000           1,548,750
   Pace University, MBIA Insured, 5.70%, 7/01/22 ...........................................           7,500,000           7,582,125
   Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ................................           2,500,000           2,537,750
   Pooled Capital Program, FGIC Insured, 7.80%, 12/01/05 ...................................             695,000             707,357
   St. John's University, MBIA Insured, 5.70%, 7/01/26 .....................................          15,000,000          15,111,450
   Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ..................................           4,000,000           3,833,240
New York State Energy Research and Development Authority Electric Facilities Revenue,
   Consolidated Edison Project, Series A, MBIA Insured, 6.75%, 1/15/27 .....................           5,000,000           5,075,300
New York State Energy Research and Development Authority PCR,
   Niagara Mohawk Power Corp., Refunding, Series A, FGIC Insured, 6.625%, 10/01/13 .........           3,500,000           3,628,100
   Rochester Gas and Electric Project, Refunding, Series B, MBIA Insured, 6.50%, 5/15/32 ...           5,000,000           5,189,400
New York State Medical Care Facilities Finance Agency Revenue, North Shore University
   Hospital, Mortgage Project, Series A, MBIA Insured, Pre-Refunded, 7.20%, 11/01/20 .......           3,000,000           3,072,930
Niagara Frontier Transportation Authority Airport Revenue, Greater Buffalo International
   Airport, Series A, AMBAC Insured, 6.25%, 4/01/24 ........................................           9,000,000           9,354,600
Port Authority of New York and New Jersey Revenue, Consolidated, 102nd Series,
   MBIA Insured,
   5.625%, 10/15/17 ........................................................................           5,000,000           5,055,300
   5.875%, 10/15/27 ........................................................................          10,000,000          10,139,200
Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
   Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ......................................           1,495,000           1,396,240
                                                                                                                         -----------
                                                                                                                          90,352,332
                                                                                                                         -----------

NORTH CAROLINA 1.9%
Asheville Water System Revenue, FGIC Insured, 5.70%, 8/01/25 ...............................           1,000,000           1,010,070
Catawba County Hospital Revenue, Catawba Memorial Hospital Project, Refunding,
   AMBAC Insured, 5.00%, 10/01/17 ..........................................................           1,125,000           1,070,359
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project,
   MBIA Insured, 5.00%, 10/01/28 ...........................................................           7,000,000           6,306,860
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant
   Health Project, Series B, MBIA Insured, 5.00%, 10/01/28 .................................          11,300,000          10,172,034
North Carolina Medical Care Commission Hospital Revenue,
   Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ...................................           5,000,000           4,759,850
   Wayne Memorial Hospital Project, Refunding, AMBAC Insured, 5.00%, 10/01/21 ..............           5,000,000           4,595,000
North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, MBIA Insured, ETM,
   6.50%, 1/01/10 ..........................................................................              20,000              22,290
                                                                                                                         -----------
                                                                                                                          27,936,463
                                                                                                                         -----------

NORTH DAKOTA .4%
Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
   MBIA Insured, 5.625%, 8/15/27 ...........................................................           5,390,000           5,327,153
North Dakota State Building Authority Revenue, Refunding, Series A, AMBAC
   Insured, 6.75%, 6/01/11 .................................................................             300,000             304,914
                                                                                                                         -----------
                                                                                                                           5,632,067
                                                                                                                         -----------

OHIO 4.5%
Clermont County Building and Road Improvement, Refunding, AMBAC Insured, 5.60%,
   9/01/14 .................................................................................           2,000,000           2,047,060
Cleveland Airport Systems Revenue, Series A, FSA Insured, 5.125%, 1/01/27 ..................
Cleveland Waterworks Revenue, ..............................................................           6,000,000           5,539,800
   Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 ........................           2,750,000           2,570,920
   Series F, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/11 ...................................           1,625,000           1,700,774
Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., Refunding, AMBAC
   Insured, 5.50%, 1/15/30 .................................................................           5,000,000           4,892,750
Elyria GO, FGIC Insured, 5.40%, 12/01/17 ...................................................           2,400,000           2,414,064
Hamilton County Sales Tax, Hamilton County Football, Project B, MBIA Insured,
   5.00%, 12/01/27 .........................................................................           3,250,000           3,000,173
Hamilton Wastewater System Revenue, Series A, FSA Insured, 5.15%, 10/15/17 .................           3,015,000           2,954,399
Hamilton Waterworks Mortgage Revenue, Series A, MBIA Insured, 6.30%, 10/15/21 ..............           1,750,000           1,799,420
Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC Insured,
   5.375%, 11/15/29 ........................................................................           5,000,000           4,804,050
Medina City School District GO, FGIC Insured, 5.25%, 12/01/28 ..............................           7,500,000           7,232,100



FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
OHIO (CONT.)
Ohio HFA, SFMR, Series D, GNMA Secured, 7.05%, 9/01/16 .....................................         $ 2,225,000         $ 2,294,398
Ohio Municipal Electric Generation Agency Joint Venture 5, Certificates of
   Beneficial Interest, AMBAC Insured, 5.375%, 2/15/24 .....................................           5,500,000           5,409,855
Ohio State Turnpike Commission Revenue, Series A, MBIA Insured, Pre-Refunded,
   5.50%, 2/15/26 ..........................................................................          14,000,000          14,902,440
University of Cincinnati COP, University Center Project, MBIA Insured, 5.125%,
   6/01/24 .................................................................................           2,950,000           2,800,347
West Holmes Local School District GO, MBIA Insured, 5.375%, 12/01/17 .......................           3,100,000           3,115,810
                                                                                                                        ------------
                                                                                                                          67,478,360
                                                                                                                        ------------

OKLAHOMA .6%
Grady County HFA, SFMR, Refunding, Series A, FGIC Insured, 6.70%, 1/01/12 ..................             410,000             427,101
McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ..........................             300,000             322,344
Muskogee County, HFAR, SFMR, Refunding, Series A, FGIC Insured, 7.60%, 12/01/10 ............              25,000              25,449
Oklahoma State Turnpike Authority Revenue, First Senior, Series A, AMBAC Insured,
   6.00%, 1/01/12 ..........................................................................           2,000,000           2,081,800
Okmulgee County Governmental Building Authority Sales Tax Revenue, First Mortgage, MBIA
   Insured, 6.20%, 3/01/20 .................................................................           1,625,000           1,710,540
Tulsa County Home Finance Authority Mortgage Revenue, Series D, GNMA Secured,
   6.95%, 12/01/22 .........................................................................             145,000             150,155
Tulsa Industrial Authority Revenue, Holland Hall School Project, FSA Insured,
   Pre-Refunded, 6.75%, 12/01/14 ...........................................................           3,270,000           3,612,794
                                                                                                                        ------------
                                                                                                                           8,330,183
                                                                                                                        ------------

OREGON 2.1%
Chemeketa Community College District, FGIC Insured, Pre-Refunded, 5.95%, 6/01/16 ...........           3,000,000           3,212,850
Clackamas Community College District, MBIA Insured, Pre-Refunded, 5.80%, 6/01/26 ...........           2,500,000           2,658,600
Deschutes and Jefferson Counties School District No. 2-J, Redmond, MBIA Insured,
   5.60%, 6/01/09 ..........................................................................           1,500,000           1,534,545
Josephine County School District No. 7, FGIC Insured, Pre-Refunded, 5.70%, 6/01/13 .........           5,000,000           5,215,050
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A,
   MBIA Insured, 5.00%, 8/15/24 ............................................................           2,250,000           2,101,185
Northern Wasco County Peoples Utilities District Electric Revenue, FGIC Insured,
   5.625%, 12/01/22 ........................................................................           1,000,000           1,005,380
Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
   11/15/12 ................................................................................             700,000             722,148
Oregon Health Sciences University Revenue, Series B, MBIA Insured, 5.25%, 7/01/15 ..........           1,500,000           1,507,530
Oregon State Department of Administrative Services COP, Series A,
   AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24 .............................................           5,000,000           5,380,100
   MBIA Insured, 5.70%, 5/01/17 ............................................................           1,000,000           1,024,350
Port of Portland International Airport Revenue, Portland International Airport,
   Series 11, FGIC Insured, 5.625%, 7/01/26 ................................................           1,000,000             996,530
Washington County Unified Sewer Agency Revenue, senior lien,
   FGIC Insured, 5.50%, 10/01/16 ...........................................................           1,845,000           1,874,944
   Series A, AMBAC Insured, Pre-Refunded, 6.125%, 10/01/12 .................................           1,000,000           1,062,070
Western Lane Hospital District Hospital Facilities Authority Revenue, Sisters of
   St. Joseph of Peace Health and Hospital Services, Refunding, MBIA Insured, 5.875%,
   8/01/12 .................................................................................           3,000,000           3,160,770
                                                                                                                        ------------
                                                                                                                          31,456,052
                                                                                                                        ------------

PENNSYLVANIA 2.6%
Allegheny County Hospital Development Authority Revenue, Health System, Series A,
   6.50%, 11/15/30 .........................................................................          10,000,000          10,649,800
Beaver County GO, Series A, MBIA Insured, Pre-Refunded, 5.90%, 10/01/26 ....................           2,000,000           2,143,900
Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding,
   Series B, Connie Lee Insured, Pre-Refunded, 6.375%, 7/01/18 .............................           5,000,000           5,257,450
Lehigh County General Purpose Authority Revenue, Hospital Healtheast Inc., Refunding,
   Series A, MBIA Insured, 7.00%, 7/01/15 ..................................................             100,000             102,816
Montgomery County IDAR, PCR, Philadelphia Electric Co., Series B, MBIA Insured,
   6.70%, 12/01/21 .........................................................................           8,000,000           8,360,000
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM,
   6.00%, 9/01/19 ..........................................................................             500,000             533,685
Pennsylvania State Turnpike Oil Commission Franchise Tax Revenue, Refunding, Series P,
   AMBAC Insured, 6.00%, 12/01/17 ..........................................................             500,000             514,985
Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured,
   6.10%, 6/15/25 ..........................................................................           4,000,000           4,113,320
Philadelphia Water and Wastewater Revenue, FSA Insured,
   5.50%, 6/15/15 ..........................................................................             665,000             672,441
   Pre-Refunded, 5.50%, 6/15/15 ............................................................             335,000             350,531
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
   Tax, AMBAC Insured, 5.25%, 2/01/31 ......................................................           6,000,000           5,669,580
Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured,
   ETM, 7.25%, 9/01/14 .....................................................................              90,000             106,710
                                                                                                                        ------------
                                                                                                                          38,475,218
                                                                                                                        ------------

RHODE ISLAND 1.3%
Kent County Water Authority General Revenue, Series A, MBIA Insured, 6.35%, 7/15/14 ........           2,100,000           2,220,750
Providence GO, Series A, FSA Insured, 5.70%, 7/15/19 .......................................           3,000,000           3,066,720
Rhode Island Clean Water Financing Agency Revenue, Cranston Wastewater Treatment
   System, MBIA Insured, 5.80%, 9/01/22 ....................................................           7,785,000           7,833,635
Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B,
   AMBAC Insured, Pre-Refunded, 6.75%, 6/01/25 .............................................           2,000,000           2,191,220





FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
RHODE ISLAND (CONT.)
Rhode Island State GO, Series A, FGIC Insured,
   6.25%, 6/15/07 ........................................................................          $   145,000          $   152,001
   Pre-Refunded, 6.25%, 6/15/07 ..........................................................               30,000               31,512
Rhode Island State Health and Educational Building Corp. Revenue,
   Higher Educational Facilities, Roger Williams Facility, Connie Lee Insured, ...........            2,000,000            2,245,900
   Pre-Refunded, 7.25%, 11/15/24 .........................................................
   Hospital Financing Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 ............            1,750,000            1,759,345
                                                                                                                        ------------
                                                                                                                          19,501,083
                                                                                                                        ------------

SOUTH CAROLINA .3%
Charleston Waterworks and Sewer Revenue, Refunding and Improvement, AMBAC Insured,
   6.00%, 1/01/16 ........................................................................              250,000              256,158
Edgefield County School District, Refunding, FSA Insured, ETM, 8.50%, 2/01/01 ............              250,000              254,153
Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%, ........              200,000              220,014
   1/01/21 ...............................................................................
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan
   Program, Series A, FSA Insured, ETM, 7.125%, 7/01/17 ..................................            3,000,000            3,545,370
Spartanburg Sanitation Sewer District Sewer System Revenue, Implementation, MBIA
   Insured, Pre-Refunded, 5.50%, 6/01/27 .................................................              500,000              531,245
                                                                                                                        ------------
                                                                                                                           4,806,940
                                                                                                                        ------------

SOUTH DAKOTA 1.0%
Brookings COP, AMBAC Insured, 5.10%, 12/01/18 ............................................            5,000,000            4,821,300
Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 ................................            4,800,000            4,864,656
Sioux Falls Medical Clinic Revenue, AMBAC Insured, 8.00%, 9/01/08 ........................            1,955,000            1,987,981
South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 .......................            2,720,000            3,175,600
South Dakota State University Revenue, Housing and Auxiliary Facilities, Refunding,
   Series A, MBIA Insured, 5.50%, 4/01/17 ................................................               20,000               20,102
                                                                                                                        ------------
                                                                                                                          14,869,639
                                                                                                                        ------------

TENNESSEE 1.0%
Greater Tennessee Housing Assistance Revenue, Section 8, Refunding, Series A,
   MBIA Insured, 6.00%, 7/01/24 ..........................................................            1,400,000            1,413,566
Johnson City Health and Educational Facilities Board Hospital Revenue,
   Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ............................            2,780,000            2,621,596
   Series 2000 B, MBIA Insured, ETM, 5.125%, 7/01/25 .....................................            2,220,000            2,093,504
Johnson City Health and Educational Revenue, Medical Center Hospital, Refunding
   and Improvement, MBIA Insured, 5.25%, 7/01/28 .........................................            8,500,000            8,036,580
Metropolitan Nashville Airport Authority Revenue, Series C, FGIC Insured, 6.60%,
   7/01/15 ...............................................................................              200,000              207,462
                                                                                                                        ------------
                                                                                                                          14,372,708
                                                                                                                        ------------

TEXAS 12.1%
Austin Combined Utility System Revenue,
   BIG Insured, Pre-Refunded, 8.625%, 11/15/17 ...........................................            1,000,000            1,067,880
   Series A, BIG Insured, Pre-Refunded, 8.00%, 11/15/16 ..................................            3,000,000            3,074,130
Austin Hotel Occupancy Tax Revenue, Refunding, sub. lien, AMBAC Insured,
   5.625%, 11/15/21 ......................................................................            2,355,000            2,347,558
   5.80%, 11/15/29 .......................................................................           13,750,000           13,934,388
Austin Utility System Revenue, Refunding, FGIC Insured, 6.00%, 5/15/15 ...................               15,000               15,021
Bell County Health Facilities Development Corp. Revenue, Hospital Cook Children's
   Medical, Refunding, FSA Insured, 5.30%, 12/01/23 ......................................            5,000,000            4,774,650
Bexar County HFC Revenue, Series A, GNMA Secured, 8.20%, 4/01/22 .........................            2,205,000            2,235,297
Brazos River Authority Revenue, Houston Light and Power Co. Project, Refunding,
   Series A, AMBAC Insured, 6.70%, 3/01/17 ...............................................            2,000,000            2,090,840
Coastal Bend Health Facilities Development Corp., Series B, AMBAC Insured, ETM,
   6.30%, 1/01/17 ........................................................................           12,230,000           12,884,917
Dallas-Fort Worth International Airport Revenue, Joint Series A, FGIC Insured,
   6.00%, 11/01/21 .......................................................................            2,210,000            2,264,499
East Texas HFC, SFMR, Series 1990, GNMA Secured, 7.85%, 12/01/10 .........................              425,000              436,263
Faulkey Gully MUD GO, AMBAC Insured,
   6.625%, 3/01/07 .......................................................................              295,000              303,357
   Pre-Refunded, 6.625%, 3/01/07 .........................................................            1,225,000            1,264,494
Fort Bend County Levee ID No. 011, AMBAC Insured, 6.00%,
   9/01/21 ...............................................................................            1,395,000            1,428,089
   9/01/22 ...............................................................................            1,495,000            1,529,161
   9/01/23 ...............................................................................            1,610,000            1,646,080
Grand Prairie Health Facilities Development Corp., Dallas-Fort Worth Medical
   Center Project, Refunding, AMBAC Insured, 6.875%, 11/01/10 ............................            2,700,000            2,811,321
Harris County Health Facilities Development Corp. Revenue, Christus Health,
   Refunding, Series A, MBIA Insured, 5.375%, 7/01/29 ....................................           22,000,000           20,550,860
Harris County Hospital District Mortgage Revenue, Refunding, AMBAC Insured,
   7.40%, 2/15/10 ........................................................................            2,350,000            2,670,987




FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                    PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                 AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
TEXAS (CONT.)
Harris County Toll Road,
   senior lien, Series A, AMBAC Insured, 6.50%, 8/15/17 ..................................         $  1,580,000         $  1,651,084
   senior lien, Series B, AMBAC Insured, 6.625%, 8/15/17 .................................              240,000              241,392
   Series A, FGIC Insured, 6.50%, 8/15/11 ................................................               35,000               36,855
Houston Airport System Revenue, sub. lien, Series A, FGIC Insured, 6.75%, 7/01/21 ........            2,500,000            2,589,675
Houston Water and Sewer System Revenue,
   junior lien, Refunding, Series C, AMBAC Insured, 6.375%, 12/01/17 .....................              880,000              908,336
   junior lien, Refunding, Series C, MBIA Insured, 5.75%, 12/01/15 .......................              500,000              510,860
   junior lien, Series B, FGIC Insured, 5.75%, 12/01/30 ..................................           10,000,000           10,122,500
   junior lien, Series C, AMBAC Insured, Pre-Refunded, 6.375%, 12/01/17 ..................               55,000               57,399
   junior lien, Series C, FGIC Insured, 5.375%, 12/01/27 .................................            3,800,000            3,665,480
   Series A, MBIA Insured, 6.375%, 12/01/22 ..............................................            1,840,000            1,913,287
   Series A, MBIA Insured, Pre-Refunded, 6.375%, 12/01/22 ................................            4,540,000            4,814,988
Lubbock HFC, SFMR, Mortgage Extension Program, Refunding, Series B, BIG Insured,
   8.875%, 12/01/12 ......................................................................              335,000              335,248
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co.
   Project, Refunding, Series E, MBIA Insured, 6.10%, 7/01/28 ............................           12,850,000           12,969,505
Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc.
   Project, Refunding,
   Series A, MBIA Insured, 5.25%, 11/01/29 ...............................................            3,185,000            2,956,604
   Series B, MBIA Insured, 5.15%, 11/01/29 ...............................................            2,750,000            2,550,680
Palo Duro River Authority, Refunding, FSA Insured, 6.375%, 8/01/08 .......................            6,000,000            6,644,220
Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
   AMBAC Insured, 5.45%, 2/15/25 .........................................................            1,450,000            1,424,959
Sabine River Authority PCR, Texas Utilities Electric Co. Project, Collateralized,
   Refunding, FGIC Insured, 6.55%, 10/01/22 ..............................................            3,250,000            3,390,075
San Antonio Water Revenue,
   Refunding and Improvement, MBIA Insured, 5.60%, 5/15/21 ...............................            3,250,000            3,230,013
   senior lien, MBIA Insured, 6.50%, 5/15/10 .............................................            2,920,000            3,061,182
San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured,
   5.125%, 8/15/20 .......................................................................            2,870,000            2,740,534
San Patricio County COP, MBIA Insured, Pre-Refunded, 6.60%, 4/01/07 ......................            2,500,000            2,583,950
Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A, MBIA ........            1,025,000            1,067,322
   Insured, 6.40%, 1/01/22 ...............................................................
Southeast HDC Mortgage Revenue, Stonegate Retirement, MBIA Insured, 6.40%, 1/01/24 .......            1,140,000            1,174,075
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
   Methodist Health, MBIA Insured, ETM, 6.00%, 9/01/24 ...................................            3,250,000            3,451,533
Tarrant County Health Facilities Development Corp. Hospital Revenue, Fort Worth
   Osteopathic Hospital, MBIA Insured, 5.125%, 5/15/21 ...................................            2,905,000            2,726,778
Texas Health Facilities Development Corp. Hospital Revenue, All Saints Episcopal
   Hospitals, Refunding, Series B, MBIA Insured,
   6.25%, 8/15/22 ........................................................................            2,500,000            2,570,275
   6.375%, 8/15/23 .......................................................................            4,885,000            5,056,903
Texas State Turnpike Authority Revenue, Dallas North Tollway, Refunding, AMBAC
   Insured, 5.00%, 1/01/20 ...............................................................            7,250,000            6,837,838
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
   Center Project,
   Series B, FSA Insured, 5.50%, 11/01/17 ................................................            1,000,000            1,000,630
   Series C, FSA Insured, 5.60%, 11/01/27 ................................................            1,430,000            1,408,307
   Series D, FSA Insured, 5.375%, 11/01/27 ...............................................            9,700,000            9,266,410
                                                                                                                        ------------
                                                                                                                         180,288,689
                                                                                                                        ------------

US TERRITORIES
District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ...............              560,000              564,900
                                                                                                                         -----------
UTAH .9%
Intermountain Power Agency Power Supply Revenue, Refunding, Series B, MBIA
   Insured, 5.75%, 7/01/19 ...............................................................            3,250,000            3,310,450
Provo Electric System Revenue, Refunding, Series A, AMBAC Insured, ETM, 10.375%,
   9/15/15 ...............................................................................               40,000               56,186
Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, 5.25%,
   8/15/21 ...............................................................................            5,000,000            4,797,500
   8/15/26 ...............................................................................            5,000,000            4,742,250
Utah State Board of Regents Student Loan Revenue, Series H, AMBAC Insured, 6.70%,
   11/01/15 ..............................................................................            1,080,000            1,127,779
                                                                                                                        ------------
                                                                                                                          14,034,165
                                                                                                                        ------------

VERMONT .5%
Vermont HFA, Home Mortgage Purchase, Series B, MBIA Insured, 7.60%, 12/01/24 .............            6,630,000            6,742,909
Vermont Municipal Bond Bank, Series 2, FSA Insured, 6.25%, 12/01/19 ......................            1,000,000            1,038,980
                                                                                                                        ------------
                                                                                                                           7,781,889
                                                                                                                        ------------




FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
VIRGINIA 1.7%
Chesapeake Bay Bridge and Tunnel Commission District Revenue, General
   Resolution, MBIA Insured, Pre-Refunded, 5.75%, 7/01/25 ..................................         $ 9,850,000         $ 9,965,442
Chesapeake IDA, Public Facilities Lease Revenue, Chesapeake Jail Project, MBIA
   Insured, 6.00%, 6/01/12 .................................................................           5,000,000           5,293,400
Danville IDA, Hospital Revenue, Danville Regional Medical Center, FGIC Insured,
   Pre-Refunded, 6.50%, 10/01/24 ...........................................................           1,000,000           1,086,190
Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA
   Insured, 5.00%, 7/01/28 .................................................................           3,405,000           3,181,973
Spotsylvania County Water and Sewer System Revenue, MBIA Insured, 5.40%, 6/01/27 ...........           3,850,000           3,790,749
Winchester IDA, Educational Facilities Revenue, First Mortgage, Shenandoah
   University Project, MBIA Insured,
   5.00%, 10/01/18 .........................................................................           1,000,000             963,100
   5.25%, 10/01/28 .........................................................................           1,420,000           1,377,372
                                                                                                                         -----------
                                                                                                                          25,658,226
                                                                                                                         -----------

WASHINGTON 5.6%

Douglas County PUD No. 1 Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15 ............             900,000             939,753
Everett COP, Series A, AMBAC Insured, Pre-Refunded, 7.25%, 4/01/09 .........................             850,000             864,059
Grant County PUD No. 2, Wanapum Hydroelectric Revenue, Series B, AMBAC Insured,
   6.75%, 1/01/23 ..........................................................................           1,060,000           1,104,552
   Pre-Refunded, 6.75%, 1/01/23 ............................................................             940,000             984,321
King County Public Hospital District No. 001 Hospital Facilities Revenue, Valley
   Medical Center, King County Sewer, MBIA Insured,
   6.125%, 1/01/33 .........................................................................           3,000,000           3,074,070
Kitsap County School District No. 100-C, MBIA Insured, Pre-Refunded, 6.60%,
   12/01/08 ................................................................................           1,015,000           1,054,514
Klickitat County PUD No. 001 Electric Revenue, FGIC Insured,
   5.65%, 10/01/15 .........................................................................           1,000,000           1,016,880
   5.75%, 10/01/27 .........................................................................           1,000,000           1,007,070
Mason County GO, School District No. 402, Pioneer, MBIA Insured, Pre-Refunded,
   6.60%, 12/01/11 .........................................................................           1,040,000           1,125,790
Pierce County GO, School District No. 003, Puyallup, FGIC Insured, 5.70%,
   12/01/15 ................................................................................           1,000,000           1,027,920
Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 .........................................           2,000,000           2,064,060
Seatac Storm Water Revenue, MBIA Insured, Pre-Refunded, 6.50%, 12/01/13 ....................           2,890,000           3,122,067
Seattle Municipality Metropolitan Sewer Revenue, Series W, MBIA Insured,
   Pre-Refunded, 6.30%, 1/01/33 ............................................................          11,000,000          11,656,590
Seattle Water System Revenue, FGIC Insured, 5.625%, 8/01/26 ................................           2,000,000           2,003,340
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured,
   ETM, 6.65%, 1/01/16 .....................................................................           4,250,000           4,443,333
Spokane Public Facilities District Hotel, Motel, and Sales Use Tax Revenue,
   Multi-Purpose Arena Project, AMBAC Insured, 6.50%, 1/01/18 ..............................           5,000,000           5,197,000
Tacoma Electric System Revenue,
   AMBAC Insured, 6.25%, 1/01/11 ...........................................................             470,000             488,509
   AMBAC Insured, Pre-Refunded, 6.25%, 1/01/11 .............................................              30,000              31,657
   Refunding, FGIC Insured, 6.25%, 1/01/15 .................................................           6,190,000           6,482,292
Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ........................................           3,400,000           3,412,682
Thurston and Pierce Counties Community Schools, Series B, AMBAC Insured, 6.65%,
   12/01/09 ................................................................................           1,305,000           1,396,950
Washington State Health Care Facilities Authority Revenue,
   Providence Services, MBIA Insured, 5.50%, 12/01/26 ......................................           7,000,000           6,819,190
   Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ......................          14,000,000          13,589,100
Washington State Housing Finance Commission MFMR, Series A, GNMA Secured, 7.70%,
   7/01/32 .................................................................................           2,825,000           2,863,477
Washington State Public Power Supply System Revenue, Nuclear Project No. 1,
   Refunding, Series A, MBIA Insured, 6.25%, 7/01/17 .......................................             420,000             432,424
Washington State University Revenues, Housing and Dining System, Refunding, MBIA
   Insured, 6.40%, 10/01/24 ................................................................           6,130,000           6,375,323
Western Washington University Revenue, Housing and Dining System,
   MBIA Insured, 6.375%, 10/01/22 ..........................................................              80,000              82,078
   Refunding, MBIA Insured, 6.70%, 10/01/11 ................................................             235,000             240,057
   Refunding, MBIA Insured, 6.375%, 10/01/21 ...............................................             770,000             777,022
Yakima-Tieton Irrigation District Revenue, Refunding, FSA Insured, 6.20%,
   6/01/19 .................................................................................             350,000             361,823
                                                                                                                         -----------
                                                                                                                          84,037,903
                                                                                                                         -----------

WEST VIRGINIA 1.6%

Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co.,
   Series C, AMBAC Insured, 6.75%, 8/01/24 .................................................          11,560,000          12,412,319
Monongalia County Building Community Hospital Revenue, Monongalia General
   Hospital, Refunding, Series B, MBIA Insured,
   6.50%, 7/01/17 ..........................................................................           1,000,000           1,029,550
West Virginia State GO, Series A, FGIC Insured, 5.00%, 11/01/21 ............................           5,000,000           4,636,300
West Virginia State University Revenue, Refunding, AMBAC Insured, 6.00%, 4/01/12 ...........           2,250,000           2,360,430
West Virginia State Water Development Authority Revenue, Loan Program,
   Refunding, Series A, FSA Insured, 7.00%, 11/01/25 .......................................           2,750,000           2,874,603
                                                                                                                         -----------
                                                                                                                          23,313,202
                                                                                                                         -----------




FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                   PRINCIPAL
 FRANKLIN INSURED TAX-FREE INCOME FUND                                                               AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 WISCONSIN .4%

 Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
    FGIC Insured, 6.90%, 8/01/21 .......................................................        $    3,000,000        $    3,559,530
 Wisconsin State Health and Educational Facilities Authority Revenue, SSM Health
    Care, Refunding, Series AA, MBIA Insured,
    6.25%, 6/01/20 .....................................................................               500,000               512,460
 Wisconsin State Health and Educational Revenue,
    Community Provider Program, Series A, FSA Insured, 7.50%, 1/15/04 ..................             1,152,000             1,164,200
    Series A, FSA Insured, 7.50%, 1/15/09 ..............................................               712,000               719,412
                                                                                                                     ---------------
                                                                                                                           5,955,602
                                                                                                                     ---------------

 WYOMING 1.3%

 Gillette Health Facilities Revenue, Lutheran Hospital and Home Society,
    Refunding, MBIA Insured, 5.90%, 1/01/16 ............................................               500,000               511,595
 Natrona County Hospital Revenue, Wyoming Medical Center Projects, Refunding,
    AMBAC Insured, 6.00%, 9/15/24 ......................................................             9,885,000            10,118,780
 Wyoming CDA, SFMR, Series A, AMBAC Insured, 6.00%, 6/01/23 ............................             6,750,000             6,832,283
 Wyoming Municipal Power Agency Power Supply System Revenue, Series A, MBIA
    Insured, Pre-Refunded, 6.125%, 1/01/16 .............................................             2,000,000             2,111,760
                                                                                                                     ---------------
                                                                                                                          19,574,418
                                                                                                                     ---------------

 TOTAL LONG TERM INVESTMENTS (COST $1,437,791,449) .....................................                               1,468,662,487
                                                                                                                     ---------------
(a)SHORT TERM INVESTMENTS .7%
 ALABAMA .2%

 Stevenson IDB, Environmental Improvement Revenue, The Mead Corp. Project,
    Refunding, Series D, Daily VRDN and Put,
    4.25%, 11/01/11 ....................................................................             2,150,000             2,150,000
                                                                                                                     ---------------
CONNECTICUT

 Connecticut State Health and Educational Facilities Authority Revenue, Yale
    University, Series T-1, Weekly VRDN and Put,
    3.90%, 7/01/29 .....................................................................               700,000               700,000
                                                                                                                     ---------------
 FLORIDA .2%

 St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN
    and Put, 4.25%, 3/01/27 ............................................................             3,000,000             3,000,000
                                                                                                                      --------------
 MICHIGAN .2%

 Michigan State Strategic Fund IDR, Norcor Manufacturing Inc. Project, Weekly
    VRDN and Put, 4.25%, 12/01/00 ......................................................             1,700,000             1,700,000
 University of Michigan Revenues, Hospital, Refunding, Series A-2, Daily VRDN &
    Put, 4.35%, 12/01/24 ...............................................................             1,325,000             1,325,000
                                                                                                                     ---------------
                                                                                                                           3,025,000
                                                                                                                     ---------------

 Long Island Power Authority Electric System Revenue, Sub Series 5, Daily VRDN
    and Put, 4.30%, 5/01/33 ............................................................             1,300,000             1,300,000
                                                                                                                     ---------------
 WASHINGTON

 Washington State Health Care Facilities Authority Revenue, Sisters of
    Providence, Series C, Daily VRDN and Put, 4.35%, 10/01/05 ..........................               700,000               700,000
                                                                                                                     ---------------
 TOTAL SHORT TERM INVESTMENTS (COST $10,875,000) .......................................                                  10,875,000
                                                                                                                     ---------------
 TOTAL INVESTMENTS (COST $1,448,666,449) 99.0% .........................................                               1,479,537,487
                                                                                                                     ---------------
 OTHER ASSETS, LESS LIABILITIES 1.0% ...................................................                                  14,524,343
                                                                                                                     ---------------
 NET ASSETS 100.0% .....................................................................                              $1,494,061,830
                                                                                                                     ===============


See glossary of terms on page 88.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.



FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

                                                                  SIX MONTHS
                                                                     ENDED                    YEAR ENDED FEBRUARY 28,
                                                                   AUGUST 31,   --------------------------------------------------
                                                                     2000
CLASS A                                                           (UNAUDITED)     2000        1999       1998       1997   1996(d)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................           $10.75     $11.71      $11.75     $11.54     $11.65   $11.34
                                                                      ------     ------      ------     ------     ------   ------
Income from investment operations:
   Net investment income(a) ...............................              .29        .58         .59        .61        .63      .66
   Net realized and unrealized gains (losses) .............              .45      (.96)         .03        .35      (.10)      .31
                                                                      ------     ------      ------     ------     ------   ------
Total from investment operations ..........................              .74      (.38)         .62        .96        .53      .97
                                                                      ------     ------      ------     ------     ------   ------
Less distributions from:
   Net investment income ..................................            (.29)      (.58)       (.59)      (.61)      (.64)    (.66)
   In excess of net investment income .....................              -- (e)     --          --       (.01)        -- (f)   --
   Net realized gains .....................................              --         --        (.07)      (.13)        --       --
                                                                      ------     ------      ------     ------     ------   ------
Total distributions .......................................            (.29)      (.58)       (.66)      (.75)      (.64)    (.66)
                                                                      ------     ------      ------     ------     ------   ------
Net asset value, end of period ............................           $11.20     $10.75      $11.71     $11.75     $11.54   $11.65
                                                                      ======     ======      ======     ======     ======   ======
Total return(b) ...........................................            6.96%    (3.34)%       5.36%      8.50%      4.75%    8.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................         $311,884   $306,531    $340,109   $328,147   $325,065  301,529
Ratios to average net assets:
   Expenses ...............................................            .70%(c)     .68%        .68%       .68%       .68%     .69%
   Net investment income ..................................           5.24%(c)    5.16%       4.99%      5.21%      5.51%    5.67%
Portfolio turnover rate ...................................           8.69%      25.75%       6.80%     30.46%     29.22%   10.29%

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................           $10.81     $11.76      $11.80     $11.59     $11.69   $11.36
                                                                      ------     ------      ------     ------     ------   ------
Income from investment operations:
   Net investment income(a) ...............................              .26        .52         .52        .55        .57      .50
   Net realized and unrealized gains (losses) .............              .45      (.96)         .03        .34      (.09)      .32
                                                                      ------     ------      ------     ------     ------   ------
Total from investment operations ..........................              .71      (.44)         .55        .89        .48      .82
                                                                      ------     ------      ------     ------     ------   ------
Less distributions from:
   Net investment income ..................................           (.26)(e)    (.51)       (.52)      (.55)     (.58)(f)  (.49)
   Net realized gains .....................................               --         --       (.07)      (.13)         --       --
                                                                      ------     ------      ------     ------     ------   ------
Total distributions                                                    (.26)      (.51)       (.59)      (.68)      (.58)    (.49)
                                                                      ------     ------      ------     ------     ------   ------
Net asset value, end of period                                        $11.26     $10.81      $11.76     $11.80     $11.59   $11.69
                                                                      ======     ======      ======     ======     ======   ======
Total return(b)                                                        6.62%    (3.78)%       4.74%      7.86%      4.22%    7.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                    $27,296    $27,253     $26,271    $13,937     $6,378   $2,759
Ratios to average net assets:
   Expenses                                                           1.26%(c)    1.24%       1.24%      1.25%      1.25%   1.26%(c)
   Net investment income                                              4.68%(c)    4.60%       4.44%      4.59%      4.96%   5.06%(c)
Portfolio turnover rate                                                8.69%     25.75%       6.80%     30.46%     29.22%   10.29%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period May 1, 1995 (effective date) to February 29, 1996 for
    Class C.

(e) Includes distributions in excess of net investment income in the amount of $.002.

(f) Includes distributions in excess of net investment income in the amount of $.001.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                         PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                        AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.5%
Ashburnham and Westminister Regional School District, MBIA Insured, 6.00%, 12/15/13................     $ 2,700,000     $ 2,848,176
Attleboro Municipal Purpose GO, AMBAC Insured, 6.00%,
         7/01/11...................................................................................       1,045,000       1,106,394
         7/01/12...................................................................................       1,045,000       1,104,513
         7/01/13...................................................................................         685,000         723,024
         7/01/14...................................................................................         755,000         794,207
Blackstone-Milville School District, AMBAC Insured, Pre-Refunded, 6.50%,
         5/01/08...................................................................................         705,000         742,464
         5/01/09...................................................................................         750,000         789,855
         5/01/10...................................................................................         795,000         837,246
Boston Revenue, Boston City Hospital, Refunding, Series B, MBIA Insured, 5.75%, 2/15/23............      10,245,000      10,266,924
Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16.............................       1,750,000       1,717,398
Dudley Charleston Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19..............       3,140,000       3,066,807
Foxborough Stadium Infrastructure Improvement Revenue, 5.75%, 6/01/25..............................       4,000,000       4,063,680
Framingham Housing Authority Mortgage Revenue, Beaver Terrace Apartments, Series A, GNMA Secured,
   6.65%, 2/20/32..................................................................................       1,650,000       1,701,827
Greater Lawrence Sanitary District GO, MBIA Insured, 5.625%, 6/15/20...............................       1,000,000       1,013,230
Greenfield GO, MBIA Insured, Pre-Refunded, 6.50%,
         10/15/08..................................................................................         500,000         521,570
         10/15/09..................................................................................         500,000         521,570
Holyoke GO, School Project Loans, MBIA Insured, Pre-Refunded, 8.05%, 6/15/04.......................       1,000,000       1,090,060
Hudson GO, MBIA Insured, 6.00%,
         5/15/13...................................................................................         250,000         263,605
         5/15/14...................................................................................         240,000         252,226
Kingston GO, FGIC Insured, 5.50%, 11/15/19.........................................................       2,055,000       2,066,775
Lenox GO, Refunding, AMBAC Insured,
         6.60%, 10/15/11...........................................................................       1,000,000       1,042,650
         6.625%, 10/15/15..........................................................................         500,000         521,795
Lowell GO, FGIC Insured, 5.85%, 2/15/20............................................................       1,595,000       1,655,610
Ludlow GO, School Project, Limited Tax, MBIA Insured,
         7.30%, 11/01/07...........................................................................         210,000         243,655
         7.30%, 11/01/08...........................................................................         210,000         246,607
         7.40%, 11/01/09...........................................................................         210,000         250,902
Lynn Water and Sewer Commission General Revenue, Series A,
         FSA Insured, 5.125%, 12/01/17.............................................................       3,000,000       2,911,230
         MBIA Insured, Pre-Refunded, 7.25%, 12/01/10...............................................       4,000,000       4,106,800
Mansfield Municipal Purpose Loan, FGIC Insured, 5.125%, 8/15/17....................................       1,685,000       1,643,044
Mashpee Water District GO, MBIA Insured, 6.40%, 10/15/12...........................................         500,000         528,915
Massachusetts Bay Transportation Authority COP, BIG Insured, 7.75%, 1/15/06........................       2,500,000       2,750,225
Massachusetts Bay Transportation Authority Revenue, General Transportation System,
        Series C, FGIC Insured, 5.25%, 3/01/15.....................................................       2,000,000       2,020,220
        Series D, MBIA Insured, 5.00%, 3/01/27.....................................................       5,000,000       4,549,850
Massachusetts Education Loan Authority Revenue, Issue D, Series A, MBIA Insured, 7.25%, 1/01/09....       1,335,000       1,367,788
Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Series D, MBIA Insured,
   6.125%, 7/01/19 ................................................................................       4,395,000       4,506,281
Massachusetts State College Building Authority Project Revenue, Series 1, MBIA Insured, 5.375%,           5,000,000       4,900,200
   5/01/23.........................................................................................
Massachusetts State Development Finance Agency Revenue, Series A, GNMA Secured, 6.90%, 10/20/41....       2,090,000       2,312,230
Massachusetts State GO, Series B,
        AMBAC Insured, 6.50%, 8/01/11..............................................................       1,665,000       1,726,488
        MBIA Insured, 6.50%, 8/01/11...............................................................         855,000         886,575
Massachusetts State Health and Educational Facilities Authority Revenue,
        Bay State Medical Center, Refunding, Series D, FGIC Insured, 6.00%, 7/01/15................       1,500,000       1,547,865
        Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26............................       1,500,000       1,535,520
        Berkshire Health System, Series D, MBIA Insured, 6.00%, 10/01/19...........................       5,500,000       5,665,495
        Beverly Hospital, Lot 1, Refunding, Series D, MBIA Insured, 7.30%, 7/01/13.................       1,800,000       1,822,392
        Boston College, Series J, FGIC Insured, 6.625%, 7/01/21....................................          20,000          20,614
        Boston College, Series J, FGIC Insured, Pre-Refunded, 6.625%, 7/01/21......................       2,230,000       2,315,677
        Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23..................       1,000,000         944,080
        Children's Hospital, Refunding, Series E, AMBAC Insured, 6.20%, 10/01/16...................       2,200,000       2,272,336
        Community College Program, Series A, Connie Lee Insured, Pre-Refunded, 6.50%, 10/01/09.....       1,000,000       1,061,190

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                        AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Massachusetts State Health and Educational Facilities Authority Revenue, (cont.)
    Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/18.........................        $ 3,500,000     $ 3,471,895
    Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/25.........................          7,720,000       7,474,118
    Dana-Farber Cancer Institute, Refunding, Series F, FGIC Insured, 6.00%, 12/01/15............          1,000,000       1,032,930
    Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23........................         21,730,000      20,806,040
    Massachusetts General Hospital, Refunding, Series F, AMBAC Insured, 6.00%, 7/01/15..........          2,500,000       2,579,775
    Massachusetts General Hospital, Series F, AMBAC Insured, Pre-Refunded, 6.25%, 7/01/20.......          7,000,000       7,465,080
    McLean Hospital, Series C, FGIC Insured, Pre-Refunded, 6.625%, 7/01/15......................          1,280,000       1,354,906
    Milton Hospital, Series B, MBIA Insured, 7.00%, 7/01/16.....................................          2,400,000       2,462,328
    Mt. Auburn Hospital, Series B-1, MBIA Insured, 6.30%, 8/15/24...............................          6,500,000       6,760,260
    New England Deaconess Hospitals, Series D, AMBAC Insured, Pre-Refunded, 6.875%, 4/01/22.....          1,895,000       2,003,375
    Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/18...........................          1,300,000       1,332,721
    Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/25...........................          6,750,000       6,896,813
    Northeastern University, Series D, AMBAC Insured, 7.125%, 10/01/10..........................          1,250,000       1,277,325
    Northeastern University, Series E, MBIA Insured, 6.55%, 10/01/22............................          3,900,000       4,065,750
    Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24.........................          5,000,000       4,820,750
    Series I, MBIA Insured, 6.125%, 7/01/17.....................................................            610,000         627,141
    Simmon College, Series C, MBIA Insured, 5.125%, 10/01/28....................................          2,100,000       1,934,562
    Springfield College, AMBAC Insured, 5.00%, 10/15/27.........................................          2,500,000       2,247,050
    Stonehill College, MBIA Insured, 6.55%, 7/01/12.............................................            495,000         520,200
    Stonehill College, Series E, MBIA Insured, 6.60%, 7/01/20...................................          1,550,000       1,617,224
    Stonehill College, Series E, MBIA Insured, Pre-Refunded, 6.55%, 7/01/12.....................            395,000         417,602
    Stonehill College, Series E, MBIA Insured, Pre-Refunded, 6.60%, 7/01/20.....................          1,450,000       1,534,231
    Stonehill College, Series F, AMBAC Insured, 5.75%, 7/01/26..................................          1,690,000       1,709,993
    Suffolk University, Series B, Connie Lee Insured, 6.35%, 7/01/22............................          3,000,000       3,088,560
    Tufts University, FGIC Insured, 5.95%, 8/15/18..............................................          4,000,000       4,062,840
    University of Massachusetts Project, Series A, FGIC Insured, 5.875%, 10/01/29...............          4,000,000       4,099,600
    Wellesley College, Series F, 5.125%, 7/01/39................................................          2,500,000       2,290,550
    Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30..................................          1,770,000       1,774,637
    Williams College, Series F, MBIA Insured, 5.50%, 7/01/26....................................          2,500,000       2,439,200
Massachusetts State HFA,
(b) Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%, 7/01/30............................          2,000,000       2,000,000
    Housing Revenue, SF, Series 53, MBIA Insured, 6.15%, 12/01/29...............................          2,500,000       2,543,625
    Housing Revenue, SF, Series 57, MBIA Insured, 5.55%, 6/01/25................................          4,700,000       4,558,201
    MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%, 4/01/21.......................            430,000         507,809
Massachusetts State HFAR, SFHR, Series 59, AMBAC Insured, 5.50%, 12/01/30.......................          4,915,000       4,691,957
Massachusetts State Industrial Finance Agency Assisted Living Facility Revenue, Arbors at
    Taunton Project, GNMA Secured, 5.50%, 6/20/40...............................................          2,000,000       1,877,620
Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket Electric
    Co., Series A, AMBAC Insured, 5.875%, 7/01/17...............................................          4,000,000       4,106,720
Massachusetts State Industrial Finance Agency Revenue,
    Babson College, Series A, MBIA Insured, Pre-Refunded, 6.50%, 10/01/22.......................          3,105,000       3,294,995
    Combined Jewish Philanthropies, Refunding, Series A, AMBAC Insured, 6.375%, 2/01/15.........          2,010,000       2,118,359
    Simons Rock College, AMBAC Insured, 5.50%, 6/01/27..........................................          1,560,000       1,540,484
    St. Marks School Issue, MBIA Insured, 5.375%, 1/01/21.......................................          2,665,000       2,624,332
    Suffolk University, AMBAC Insured, 5.25%, 7/01/27...........................................          4,000,000       3,790,600
    Trustees Deerfield Academy, 5.25%, 10/01/27.................................................          2,800,000       2,664,116
    Western New England College, AMBAC Insured, 5.00%, 7/01/28..................................          4,000,000       3,616,480
    WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28.......................          3,500,000       3,175,340
    Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.125%, 9/01/17...................          3,720,000       3,607,135
    Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21.........          2,000,000       1,995,040
    Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27........          4,000,000       3,690,160
Massachusetts State Port Authority Revenue,
    Series A, FSA Insured, 5.125%, 7/01/17......................................................          5,000,000       4,854,250
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19..........................          2,215,000       2,203,349
    Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22..........................          2,310,000       2,274,149
    Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29...........................          7,450,000       7,454,396
    Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39...........................          1,000,000         996,820
    US Airways Project, MBIA Insured, 6.00%, 9/01/21............................................          4,700,000       4,820,602
    US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23.................................          4,500,000       4,549,905

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                        AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------


LONG TERM INVESTMENTS (CONT.)

Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
    Series A, MBIA Insured, 5.00%, 1/01/37 ...........................................................  $10,000,000     $  8,944,600
    sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37.....................................   10,000,000        9,121,400
    sub. lien, Series B, MBIA Insured, 5.25%, 1/01/29.................................................    5,000,000        4,738,900
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts Water Revenue Authority
  Program, Refunding, Sub Series A, 5.75%, 8/01/29....................................................    5,000,000        5,063,700
Massachusetts State Water Resource Authority Revenue,
    Refunding, Series A, FGIC Insured, 5.75%, 8/01/39 ................................................    9,275,000        9,394,091
    Refunding, Series B, MBIA Insured, 5.00%, 3/01/22 ................................................    1,500,000        1,383,045
Melrose Municipal Purpose GO, MBIA Insured,
    6.00%, 8/15/11 ...................................................................................      200,000          211,986
    6.05%, 8/15/12 ...................................................................................      200,000          211,600
    6.10%, 8/15/13 ...................................................................................      200,000          211,658
    6.10%, 8/15/14 ...................................................................................      200,000          210,994
Norfolk GO, AMBAC Insured, 6.00%,
    1/15/10 ..........................................................................................      450,000          470,849
    1/15/11 ..........................................................................................      425,000          444,010
    1/15/12 ..........................................................................................      375,000          392,460
    1/15/13 ..........................................................................................      300,000          313,692
North Andover Municipal Purpose GO, Limited Tax, MBIA Insured, 7.40%, 9/15/09 ........................      300,000          309,207
Plymouth County COP, Correctional Facility Project, AMBAC Insured, 5.00%, 4/01/22 ....................    3,500,000        3,226,440
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured, 7.65%, 10/15/22 ......................       60,000           61,246
Route 3 North Transportation Improvement Association Lease Revenue, MBIA Insured, 5.375%, 6/15/33 ....    5,000,000        4,831,500
Salem GO, AMBAC Insured,
    6.70%, 8/15/05 ...................................................................................      425,000          441,783
    6.80%, 8/15/07 ...................................................................................      500,000          520,340
Somerville Housing Authority Revenue, Clarendon Hill, GNMA Secured, 7.95%, 11/20/30 ..................    3,000,000        3,069,840
South Essex Sewer District GO,
    AMBAC Insured, 6.25%, 11/01/11 ...................................................................      330,000          343,081
    Series B, MBIA Insured, Pre-Refunded, 7.00%, 6/01/24 .............................................    2,800,000        3,096,660
Southbridge GO, AMBAC Insured, 6.375%, 1/01/12 .......................................................    2,375,000        2,481,970
Whately GO, AMBAC Insured,
    6.20%, 1/15/07 ...................................................................................      215,000          223,532
    6.30%, 1/15/08 ...................................................................................      215,000          223,931
    6.40%, 1/15/10 ...................................................................................      200,000          208,840
Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 .....................................    1,335,000        1,409,560
                                                                                                                        ------------
TOTAL LONG TERM INVESTMENTS (COST $327,569,848).......................................................                   334,132,600
                                                                                                                        ------------
(a)SHORT TERM INVESTMENTS .9%
Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets Program,
  Series D, MBIA Insured, Daily VRDN and Put, 4.25%, 1/01/35..........................................      400,000          400,000
  Series E, Daily VRDN and Put, 4.25%, 1/01/35........................................................    2,700,000        2,700,000
                                                                                                                        ------------
TOTAL SHORT TERM INVESTMENTS (COST $3,100,000) .......................................................                     3,100,000
                                                                                                                        ------------
TOTAL INVESTMENTS (COST $330,669,848) 99.4%...........................................................                   337,232,600
OTHER ASSETS, LESS LIABILITIES .6% ...................................................................                     1,946,780
                                                                                                                        ------------
NET ASSETS 100.0%.....................................................................................                  $339,179,380
                                                                                                                        ============




See glossary of terms on page 88

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

                                                           SIX MONTHS
                                                             ENDED                      YEAR ENDED FEBRUARY 28,
                                                           AUGUST 31,   -------------------------------------------------------
                                                             2000
CLASS A                                                   (UNAUDITED)      2000(d)      1999        1998       1997        1996
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
(for a share outstanding throughout the period)
Net asset value, beginning of period.................        $11.37        $12.28      $12.20      $12.00     $12.09      $11.76
                                                         ----------    ----------  ----------  ---------- ----------  ----------
Income from investment operations:
  Net investment income(a)...........................           .30           .60         .61         .63        .66         .68
  Net realized and unrealized gains (losses).........           .44          (.91)        .13         .34       (.09)        .34
                                                         ----------    ----------  ----------  ---------- ----------  ----------
Total from investment operations.....................           .74          (.31)        .74         .97        .57        1.02
                                                         ----------    ----------  ----------  ---------- ----------  ----------
Less distributions from:
  Net investment income..............................          (.30)         (.60)       (.61)       (.63)      (.66)       (.69)
  In excess of net investment income.................            --(e)         --          --        (.01)      --  (e)     --  (f)
  Net realized gains.................................            --            --(g)     (.05)       (.13)        --          --
                                                         ----------    ----------  ----------  ---------- ----------  ----------
Total distributions..................................          (.30)         (.60)       (.66)       (.77)      (.66)       (.69)
                                                         ----------    ----------  ----------  ---------- ----------  ----------
Net asset value, end of period.......................        $11.81        $11.37      $12.28      $12.20     $12.00      $12.09
                                                         ==========    ==========  ==========  ========== ==========  ==========
Total return(b)......................................         6.61%       (2.57)%       6.23%       8.37%      4.90%       8.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)....................    $1,059,912    $1,057,787  $1,161,345  $1,142,565 $1,111,537  $1,115,454
Ratios to average net assets:
  Expenses...........................................          .64%(c)       .63%        .63%        .63%       .62%        .62%
  Net investment income..............................         5.18%(c)      5.10%       4.98%       5.24%      5.52%       5.65%
Portfolio turnover rate..............................         7.02%        13.73%       7.37%      20.08%     30.03%       9.38%

CLASS B
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period.................        $11.38        $11.31
                                                         ----------    ----------
Income from investment operations:
  Net investment income(a)...........................           .27           .05
  Net realized and unrealized gains..................           .45           .07
                                                         ----------    ----------
Total from investment operations.....................           .72           .12
                                                         ----------    ----------
Less distributions from net investment income........         (.27)(e)       (.05)
                                                         ----------    ----------
Net asset value, end of period ......................        $11.83        $11.38
                                                         ==========    ==========
Total return(b) .....................................          6.30%         1.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)....................        $2,361          $228
Ratio to average net assets:
  Expenses ..........................................         1.20%(c)      1.19%(c)
  Net investment income .............................         4.58%(c)      4.88%(c)
Portfolio turnover rate .............................         7.02%        13.73%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(e) Includes distributions in excess of net investment income in the amount of $.002.

(f) Includes distributions in excess of net investment income in the amount of $.001.

(g) The fund made a capital gain distribution of $.0003.

FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND (CONT.)

                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED FEBRUARY 28,
                                                            AUGUST 31, 2000   -------------------------------------------------
CLASS C                                                       (UNAUDITED)        2000      1999      1998      1997      1996(d)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................             $11.45        $12.36    $12.27    $12.07    $12.14     $11.77
                                                                  ------        ------    ------    ------    ------     ------
Income from investment operations:
  Net investment income(a)...........................                .27           .54       .55       .57       .59        .51
  Net realized and unrealized gains (losses).........                .44         (.92)       .13       .33     (.07)        .37
                                                                  ------        ------    ------    ------    ------     ------
Total from investment operations ....................                .71          (.38)      .68       .90       .52        .88
                                                                  ------        ------    ------    ------    ------     ------
Less distributions from:
  Net investment income .............................               (.27)(f)      (.53)     (.54)     (.57)     (.59)      (.51)
  Net realized gains ................................                 --          --  (e)   (.05)     (.13)       --         --
                                                                  ------        ------    ------    ------    ------     ------
Total distributions .................................               (.27)         (.53)     (.59)     (.70)     (.59)      (.51)
                                                                  ------        ------    ------    ------    ------     ------
Net asset value, end of period ......................             $11.89        $11.45    $12.36    $12.27    $12.07     $12.14
                                                                  ======        ======    ======    ======    ======     ======

Total return(b)......................................              6.27%       (3.11)%     5.71%     7.70%     4.44%      7.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)....................            $48,388       $49,038   $49,970   $32,873   $20,162     $6,683
Ratios to average net assets:
  Expenses ..........................................              1.20%(c)      1.19%     1.19%     1.20%     1.19%      1.20%(c)
  Net investment income .............................              4.64%(c)      4.54%     4.42%     4.67%     4.94%      5.03%(c)
Portfolio turnover rate .............................              7.02%        13.73%     7.37%    20.08%    30.03%      9.38%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period May 1, 1995 (effective date) to February 29, 1996.

(e) The fund made a capital gain distribution of $.0003.

(f) Includes distributions in excess of net investment income in the amount of $.002.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                         PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                            AMOUNT            VALUE
LONG TERM INVESTMENTS 98.0%

Allegan Public School, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ................................... $ 4,165,000      $ 4,446,387
Allendale Public School, MBIA Insured,
    5.875%, 5/01/14 ..................................................................................   1,335,000        1,383,701
    School Building, Pre-Refunded, 6.00%, 5/01/24 ....................................................   3,750,000        3,980,850
Almont Community Schools, FGIC Insured, 5.50%, 5/01/26 ...............................................   1,925,000        1,924,846
Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 ................................   1,665,000        1,765,666
Anchor Bay School District GO,
    MBIA Insured, Pre-Refunded, 5.50%, 5/01/26 .......................................................   7,380,000        7,773,797
    School Building and Site Project, Series I, FGIC Insured, 6.00%, 5/01/29 .........................   2,000,000        2,077,720
    School Building and Site Project, Series II, FGIC Insured, 5.70%, 5/01/25 ........................   5,000,000        5,058,800
    School Building and Site Project, Series II, FGIC Insured, 5.75%, 5/01/30 ........................   3,750,000        3,810,750
Avondale School District, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ................................   4,000,000        4,270,240
Bath Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/25 ................................   1,625,000        1,733,371
Battle Creek Downtown Development Authority, Refunding, MBIA Insured, 5.125%, 5/01/20 ................   4,500,000        4,298,490
Berkley City School District, FGIC Insured, Pre-Refunded, 6.00%, 1/01/19 .............................   2,125,000        2,271,413
Big Rapids Public School District, Building and Site, FGIC Insured, Pre-Refunded, 5.625%, 5/01/25 ....   1,470,000        1,554,393
Brandon School District, FGIC Insured, Pre-Refunded, 5.875%,
    5/01/16 ..........................................................................................   5,540,000        5,959,156
    5/01/26 ..........................................................................................   7,000,000        7,529,620
Breitung Township School District GO, Refunding, MBIA Insured, 6.30%, 5/01/15 ........................   2,935,000        3,057,712
Byron Center Public Schools,
    MBIA Insured, Pre-Refunded, 5.875%, 5/01/24 ......................................................   5,115,000        5,461,848
    Refunding, MBIA Insured, 5.875%, 5/01/24 .........................................................     135,000          137,749
Cadillac Area Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/22 ..........................   2,770,000        2,906,727
Caledonia Community Schools,
    MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 .......................................................   4,500,000        4,829,580
    Refunding, AMBAC Insured, 6.625%, 5/01/14 ........................................................   3,750,000        3,949,875
Calumet, Laurium and Keweenah Public Schools GO, FSA Insured, Pre-Refunded, 5.875%, 5/01/20 ..........     875,000          928,944
Cedar Springs Public School District, MBIA Insured, Pre-Refunded, 5.875%,
    5/01/19 ..........................................................................................   2,425,000        2,574,501
    5/01/24 ..........................................................................................   3,875,000        4,107,151
Central Michigan University Revenue, FGIC Insured,
    5.00%, 10/01/27 ..................................................................................     500,000          459,725
    Pre-Refunded, 5.625%, 10/01/22 ...................................................................   2,500,000        2,660,850
Central Montcalm Public School GO, MBIA Insured, 6.00%, 5/01/29 ......................................   1,400,000        1,454,404
Charlotte Public School District GO, FGIC Insured, 5.375%, 5/01/29 ...................................   5,000,000        4,902,900
Chelsea School District, FGIC Insured, Pre-Refunded, 5.875%, 5/01/25 .................................   3,140,000        3,352,923
Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial Hospital,
    Refunding, Series B, 5.625%, 11/01/14 ............................................................     650,000          578,344
Coldwater Community Schools, MBIA Insured, Pre-Refunded,
    6.20%, 5/01/15 ...................................................................................   1,100,000        1,184,447
    6.30%, 5/01/23 ...................................................................................   1,700,000        1,836,187
De Witt Public Schools, AMBAC Insured, Pre-Refunded,
    5.70%, 5/01/21 ...................................................................................   6,905,000        7,351,892
    5.50%, 5/01/26 ...................................................................................   5,500,000        5,793,480
Dearborn EDC Hospital Revenue, Oakwood Obligation Group,
    Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 ................................................   1,000,000          952,390
    Series A, FGIC Insured, 5.75%, 11/15/15 ..........................................................     100,000          102,473
Detroit GO, City School District, Series A, AMBAC Insured, Pre-Refunded, 5.70%, 5/01/25 ..............  14,000,000       15,047,060
Detroit Local Development Finance Authority, Refunding, Series A, 5.375%, 5/01/21 ....................     100,000           94,799
Detroit Sewage Disposal Revenue,
    Refunding, Series B, MBIA Insured, 5.25%, 7/01/21 ................................................  12,585,000       12,061,338
    Series A, MBIA Insured, 5.50%, 7/01/20 ...........................................................     215,000          215,280
    Series A, MBIA Insured, 5.00%, 7/01/27 ...........................................................  20,000,000       18,368,600
Detroit Water Supply System Revenue,
    Refunding, FGIC Insured, ETM, 6.25%, 7/01/12 .....................................................   5,000,000        5,233,200
    senior lien, Series A, FGIC Insured, 5.875%, 7/01/29 .............................................   1,500,000        1,536,630
    Series A, MBIA Insured, 5.00%, 7/01/27 ...........................................................   5,750,000        5,273,555

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                            AMOUNT            VALUE
LONG TERM INVESTMENTS (CONT.)

Detroit/Wayne County Stadium Authority, FGIC Insured, 5.25%, 2/01/27 ................................  $ 5,500,000      $ 5,235,890
Dexter Community Schools, Refunding, AMBAC Insured, 5.70%, 5/01/14 ..................................    1,050,000        1,079,663
East Detroit School District GO, FGIC Insured,
    6.10%, 5/01/16 ..................................................................................    1,025,000        1,078,003
    Pre-Refunded, 6.10%, 5/01/16 ....................................................................    4,975,000        5,406,731
East Grand Rapids Public School District, FSA Insured, 6.00%, 5/01/29 ...............................    4,775,000        4,960,557
Eastern Michigan University Revenue,
    FGIC Insured, 5.50%, 6/01/27 ....................................................................    9,100,000        9,023,651
    Refunding, AMBAC Insured, 6.375%, 6/01/14 .......................................................    1,000,000        1,033,700
Ecorse Public School District, FGIC Insured, 5.50%, 5/01/17 .........................................    5,000,000        5,068,300
Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%, 2/15/25 ......      100,000          100,530
Farmington Hills Hospital Finance Authority Revenue, Botsford General Hospital, Refunding,
    Series A, MBIA Insured, Pre-Refunded, 7.10%, 2/15/14 ............................................   10,140,000       10,464,074
Ferndale School District GO,
    FGIC Insured, 5.50%, 5/01/22 ....................................................................    3,000,000        2,988,480
    Refunding, FGIC Insured, 5.375%, 5/01/21 ........................................................    3,500,000        3,437,665
Ferris State College Revenue, AMBAC Insured, Pre-Refunded,
    6.15%, 10/01/14 .................................................................................    1,000,000        1,068,390
    6.25%, 10/01/19 .................................................................................    1,000,000        1,071,230
Ferris State University Revenue, AMBAC Insured, Pre-Refunded,
    5.75%, 10/01/17 .................................................................................    2,500,000        2,685,750
    5.85%, 10/01/22 .................................................................................    2,500,000        2,699,800
    5.90%, 10/01/26 .................................................................................    6,840,000        7,405,873
Fowlerville Community School District, MBIA Insured, Pre-Refunded, 5.60%, 5/01/21                        2,000,000        2,118,080
Gladstone Area Public Schools GO, AMBAC Insured,
    5.50%, 5/01/26 ..................................................................................      695,000          694,944
    Pre-Refunded, 5.50%, 5/01/26 ....................................................................      805,000          847,955
Gogebic-Iron Wastewater Authority Treatment System Revenue, Refunding, MBIA Insured, 5.95%,
    1/01/15 .........................................................................................    1,015,000        1,046,790
Grand Haven Area Public Schools GO,
    MBIA Insured, Pre-Refunded, 6.05%, 5/01/14 ......................................................    4,540,000        4,810,947
    Refunding, MBIA Insured, 6.05%, 5/01/14 .........................................................      460,000          482,361
Grand Ledge Public School District GO, MBIA Insured, Pre-Refunded, 6.60%, 5/01/24 ...................   10,000,000       10,901,200
Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured, 6.875%, 6/01/24 ....    7,500,000        8,052,600
Grand Traverse County Hospital Revenue, Munson Healthcare, Series.A,.AMBAC.Insured,
    6.25%, 7/01/12 ..................................................................................      815,000          850,387
    6.25%, 7/01/22 ..................................................................................    2,395,000        2,451,762
    Pre-Refunded, 6.25%, 7/01/12 ....................................................................    1,685,000        1,772,064
    Pre-Refunded, 6.25%, 7/01/22 ....................................................................    5,505,000        5,789,443
Grosse-Ile Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ..................    5,250,000        5,679,293
Hamilton Community School District GO, Refunding, FGIC Insured, 5.00%, 5/01/24 ......................    2,000,000        1,853,480
Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%, 8/01/47 ............    4,400,000        4,172,652
Harrison Community Schools GO, AMBAC Insured, Pre-Refunded, 6.25%, 5/01/13 ..........................    4,715,000        5,084,845
Hartland Consolidated School District GO, FGIC Insured, 6.00%, 5/01/29 ..............................   30,000,000       31,269,000
Haslett Public School.District.GO,
    MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 ......................................................    3,900,000        4,152,408
    Refunding, FSA Insured, 6.625%, 5/01/19 .........................................................    3,875,000        4,070,726
Holland School District GO, Refunding, AMBAC Insured, 6.375%, 5/01/10 ...............................    2,000,000        2,087,940
Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
    5.70%, 5/01/21 ..................................................................................    4,000,000        4,258,880
    5.50%, 5/01/26 ..................................................................................    1,000,000        1,053,360
Houghton-Portage Township School District GO, Refunding, AMBAC Insured, 6.00%, 5/01/14 ..............    2,000,000        2,075,180
Howell Public Schools GO, MBIA Insured,
    5.875%, 5/01/22 .................................................................................    2,000,000        2,060,640
    6.00%, 5/01/25 ..................................................................................    1,600,000        1,652,016
Hudsonville Public Schools GO, Series B, FGIC Insured, Pre-Refunded,
    6.05%, 5/01/19 ..................................................................................    2,000,000        2,143,520
    6.10%, 5/01/24 ..................................................................................    2,000,000        2,146,860

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                            AMOUNT            VALUE
 LONG TERM INVESTMENTS (CONT.)
Huron Valley School District GO,
    FGIC Insured, Pre-Refunded, 5.875%, 5/01/16                                                          $   100,000    $   107,466
    FGIC Insured, Pre-Refunded, 5.75%, 5/01/22                                                             2,450,000      2,615,522
    Refunding, FGIC Insured, 6.125%, 5/01/20                                                              11,535,000     11,902,736
Jenison Public Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16                                        130,000        139,034
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
    Borgess Medical Center, Series A, AMBAC Insured, 5.625%, 6/01/14                                       3,805,000      3,923,678
    Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18                                      250,000        243,518
    Bronson Methodist Hospital, Refunding, MBIA Insured, 5.50%, 5/15/28                                   10,000,000      9,735,800
    Bronson Methodist Hospital, Refunding and Improvement, MBIA Insured, 5.875%, 5/15/26                  26,165,000     26,558,260
    Bronson Methodist Hospital, Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded,
        6.25%, 5/15/12                                                                                     5,000,000      5,326,200
    Bronson Methodist Hospital, Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded,
        6.375%, 5/15/17                                                                                    2,460,000      2,628,215
Kelloggsville Public School District GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/13                        1,000,000      1,047,780
Kenowa Hills Public Schools, MBIA Insured, 5.875%,
    5/01/21                                                                                                1,510,000      1,543,688
    5/01/26                                                                                                7,000,000      7,135,660
Kent County Building Authority GO, 5.00%, 6/01/26                                                         21,885,000     20,216,269
Lake Orion Community School District GO, Refunding, AMBAC Insured, 5.50%, 5/01/20                          2,200,000      2,209,372
Lake Shore Public Schools GO, Macomb County, FSA Insured, 5.50%, 5/01/20                                   2,000,000      2,009,780
Lake Superior State University Revenue, AMBAC Insured, Pre-Refunded, 6.375%, 11/15/15                      1,500,000      1,636,545
Lakeshore Public Schools GO, Berrien County, MBIA Insured, 5.70%, 5/01/22                                  3,000,000      3,044,490
Lakeview Community Schools GO,
    FGIC Insured, Pre-Refunded, 5.75%, 5/01/16                                                               100,000        106,756
    Refunding, MBIA Insured, 6.75%, 5/01/13                                                                1,500,000      1,553,160
Lakewood Public Schools GO, MBIA Insured,
    5.375%, 5/01/20                                                                                        3,300,000      3,285,876
    5.75%, 5/01/22                                                                                           800,000        812,256
Lansing Building Authority, Refunding, MBIA Insured, 5.60%, 6/01/19                                        1,470,000      1,474,763
Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19                                                         2,115,000      2,024,288
Leslie Public Schools GO, Ingham and Jackson Counties, AMBAC Insured, Pre-Refunded, 6.00%,                 3,500,000      3,755,535
    5/01/25
Lincoln Consolidated School District GO,
    FGIC Insured, Pre-Refunded, 5.85%, 5/01/21                                                               130,000        138,460
    FSA Insured, 5.00%, 5/01/28                                                                            1,000,000        922,640
    Refunding, FGIC Insured, 5.85%, 5/01/21                                                                   10,000         10,211
Lincoln Park School District,
    FGIC Insured, Pre-Refunded, 5.85%, 5/01/15                                                             2,885,000      3,099,731
    FGIC Insured, Pre-Refunded, 5.90%, 5/01/26                                                             6,050,000      6,515,245
    Refunding, FGIC Insured, 5.00%, 5/01/26                                                                  400,000        368,528
Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Refunding,
    Series D, FSA Insured,
        5.875%, 4/01/11                                                                                    4,525,000      4,777,631
        6.10%, 4/01/19                                                                                     5,225,000      5,439,695
Marysville Public School District, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22                              1,100,000      1,158,542
Mason Public School District GO, FGIC Insured, 5.40%, 5/01/21                                              1,400,000      1,393,000
Menominee Area Public School District GO, Refunding, AMBAC Insured, 6.00%, 5/01/20                         2,675,000      2,747,787
Merrill Community School District GO, FGIC Insured, 5.60%, 5/01/26                                         4,000,000      4,236,160
Michigan Higher Education Student Loan Authority Revenue, Series XIII-A, MBIA Insured,
    7.40%, 10/01/04                                                                                        1,360,000      1,388,533
    7.55%, 10/01/08                                                                                          610,000        622,761
Michigan Municipal Bond Authority Revenue,
    Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10                                 3,790,000      3,994,622
    Local Government Loan Program Revenue Sharing, 5.20%, 11/01/19                                           330,000        315,708
    Series B, AMBAC Insured, 6.75%, 11/01/14                                                               1,010,000      1,097,072
    Series B, AMBAC Insured, 6.80%, 11/01/14                                                               1,135,000      1,234,959
    Series B, AMBAC Insured, 6.80%, 11/01/23                                                                 280,000        301,476
    Series G, AMBAC Insured, Pre-Refunded, 6.75%, 11/01/14                                                 5,480,000      6,052,770
    Series G, AMBAC Insured, Pre-Refunded, 6.80%, 11/01/14                                                   515,000        569,796
    Series G, AMBAC Insured, Pre-Refunded, 6.80%, 11/01/23                                                   545,000        602,988

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                            AMOUNT            VALUE
 LONG TERM INVESTMENTS (CONT.)
Michigan State Building Authority Revenue,
    Facilities Program, Refunding, Series 1, 4.75%, 10/15/21                                             $   500,000    $   442,195
    Refunding, Series I, AMBAC Insured, 6.25%, 10/01/20                                                    1,500,000      1,540,230
    Series II, MBIA Insured, 6.25%, 10/01/20                                                               4,645,000      4,769,579
    Series II, MBIA Insured, ETM, 7.40%, 4/01/01                                                             505,000        505,960
Michigan State Comprehensive Transportation Revenue, Series A, MBIA Insured, 5.50%, 5/15/22                4,500,000      4,465,800
Michigan State COP, AMBAC Insured, 5.50%, 6/01/27                                                          5,000,000      4,944,300
Michigan State HDA,
    Rental Housing Revenue, Series A, AMBAC Insured, 6.00%, 4/01/16                                          200,000        208,290
    SFMR, Refunding, Series B, 6.20%, 6/01/27                                                                 70,000         71,238
    SFMR, Refunding, Series E, 6.20%, 12/01/27                                                               290,000        295,388
    SFMR, Series A, AMBAC Insured, 5.95%, 6/01/17                                                          2,500,000      2,544,000
    SFMR, Series D, 5.95%, 12/01/16                                                                          250,000        258,518
Michigan State Hospital Finance Authority Revenue,
    Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23                          15,175,000     15,643,149
    Crittenton Hospital, Series A, FGIC Insured, 6.75%, 3/01/20                                            1,750,000      1,786,295
    Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%, 8/15/24           15,000,000     14,533,950
    Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%, 8/15/27           10,000,000      9,241,800
    Mercy Health Services, Refunding, Series T, MBIA Insured, 5.75%, 8/15/15                              10,525,000     10,835,803
    Mercy Health Services, Series Q, AMBAC Insured, 5.375%, 8/15/26                                        6,000,000      5,760,780
    Mercy Health Services, Series R, AMBAC Insured, 5.375%, 8/15/26                                        1,750,000      1,673,368
    Mercy Health Services, Series U, 5.75%, 8/15/26                                                          300,000        292,881
    Mercy Health Services, Series W, FSA Insured, 5.25%, 8/15/27                                           8,605,000      8,074,760
    Mercy Health Services, Series X, Refunding, MBIA Insured, 6.00%, 8/15/34                              11,000,000     11,239,030
    Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29                           4,890,000      4,918,411
    Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27                       7,500,000      7,206,600
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25                            9,625,000      8,928,920
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/26                               500,000        456,015
    Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31                             7,050,000      6,307,988
    Presbyterian Villages Obligation Group, 6.375%, 1/01/15                                                  225,000        210,074
    Presbyterian Villages Obligation Group, 6.375%, 1/01/25                                                1,250,000      1,129,613
    Sparrow Obligation Group, MBIA Insured, 5.90%, 11/15/26                                                  100,000        101,743
    Sparrow Obligation Group, Refunding, MBIA Insured, 6.50%, 11/15/11                                     1,500,000      1,558,830
    St. John's Hospital, Refunding, Series A, AMBAC Insured, 6.00%, 5/15/13                                3,445,000      3,591,585
    St. John's Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 5/15/14                                9,545,000     10,054,798
    St. John's Hospital, Refunding, Series A, AMBAC Insured, 5.125%, 5/15/17                              14,500,000     14,017,440
Michigan State Strategic Fund Limited Obligation Revenue,
    Detroit Edison Co., Pollution Project, Refunding, FGIC Insured, 6.875%, 12/01/21                      20,000,000     20,808,600
    Detroit Edison Co., Pollution Project, Refunding, Series AA, FGIC Insured, 6.95%, 5/01/11              5,000,000      5,892,500
    Detroit Edison Co., Pollution Project, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21             3,000,000      3,576,060
    Detroit Edison Co., Pollution Project, Refunding, Series BB, MBIA Insured, 6.05%, 10/01/23             1,285,000      1,317,549
    Detroit Edison Co., Pollution Project, Refunding, Series BB, MBIA Insured, 6.20%, 8/15/25             10,250,000     10,670,968
    Detroit Edison Co., Pollution Project, Refunding, Series CC, FGIC Insured, 6.95%, 9/01/21              5,540,000      5,745,977
    Detroit Edison Co., Pollution Project, Refunding, Series CC, MBIA Insured, 6.05%, 10/01/23             5,825,000      5,972,547
    Hope Network Project, Refunding, Series B, 5.125%, 9/01/13                                               600,000        573,606
    Worthington Armstrong Venture, 5.75%, 10/01/22                                                           350,000        335,640
Michigan State Trunk Line,
    Refunding, Series B, AMBAC Insured, 5.50%, 10/01/21                                                    1,400,000      1,399,944
    Refunding, Series B, MBIA Insured, 5.50%, 10/01/21                                                     4,500,000      4,499,820
    Series A, FGIC Insured, 5.50%, 10/01/21                                                                1,475,000      1,474,941
    Series A, FGIC Insured, Pre-Refunded, 5.625%, 11/01/20                                                 2,765,000      2,951,416
    Series A, FGIC Insured, Pre-Refunded, 5.625%, 11/01/26                                                 8,990,000      9,596,106
Milan Michigan Area Schools, Series A, FGIC Insured, 5.75%, 5/01/24                                        3,500,000      3,577,735
Monroe County PCR, Detroit Edison Co.,
    Series 1, MBIA Insured, 6.875%, 9/01/22                                                                4,000,000      4,207,160
    Series 1-B, MBIA Insured, 6.55%, 9/01/24                                                               4,000,000      4,208,200
    Series CC, MBIA Insured, 6.55%, 6/01/24                                                                1,150,000      1,206,879

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                            AMOUNT            VALUE
 LONG TERM INVESTMENTS (CONT.)
Muskegon Public Schools GO, Series 95, FGIC Insured, 5.25%,
    5/01/18                                                                                              $ 1,900,000    $ 1,878,321
    5/01/21                                                                                                2,000,000      1,943,400
Northview Public Schools District GO,
    MBIA Insured, 5.80%, 5/01/21                                                                             235,000        240,661
    MBIA Insured, Pre-Refunded, 5.80%, 5/01/21                                                             4,265,000      4,571,909
    Refunding, FGIC Insured, 5.00%, 5/01/21                                                                3,450,000      3,246,519
Novi Community School District GO,
    Building and Site, FGIC Insured, 5.30%, 5/01/21                                                        1,960,000      1,926,053
    FGIC Insured, Pre-Refunded, 6.125%, 5/01/18                                                            4,750,000      5,042,268
Oakland County EDC, Limited Obligation Revenue, Cranbrook Educational Community, Refunding,
    5.00%, 11/01/17                                                                                          500,000        478,315
Oakland, Washtenaw, etc. Counties Community College District, AMBAC Insured, 6.65%, 5/01/11                3,500,000      3,690,260
Oakridge Public Schools GO, FSA Insured,
    5.00%, 5/01/23                                                                                           500,000        467,195
    5.125%, 5/01/28                                                                                          500,000        470,100
Paw Paw Public School District, Building and Site, FGIC Insured, Pre-Refunded, 5.625%, 5/01/25             3,500,000      3,672,410
Plymouth-Canton Community School District,
    Refunding, AMBAC Insured, 5.50%, 5/01/13                                                               4,000,000      4,088,480
    Series C, FGIC Insured, Pre-Refunded, 6.50%, 5/01/16                                                   3,500,000      3,684,835
    Series C, MBIA Insured, Pre-Refunded, 6.50%, 5/01/16                                                   3,000,000      3,158,430
Port Huron School District, Refunding, AMBAC Insured, 6.00%, 5/01/12                                       4,500,000      4,661,145
Portage Lake Water and Sewer Authority GO, Refunding, AMBAC Insured,
    6.10%, 10/01/14                                                                                          770,000        819,118
    6.20%, 10/01/20                                                                                          670,000        703,929
Portage Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/19                                     2,750,000      2,872,870
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
    Pre-Refunded, 9.00%, 7/01/09                                                                           2,500,000      2,900,250
Puerto Rico Electric Power Authority Revenue, Refunding, Series U, FSA Insured, 6.00%, 7/01/14             3,400,000      3,597,302
Puerto Rico HFC, SFMR, Portfolio No. 1, Series C, GNMA Secured, 6.85%, 10/15/23                            1,290,000      1,331,357
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14                                 8,700,000      9,050,871
Redford USD, GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22                                               14,090,000     15,243,126
Rockford Public Schools GO, Refunding,
    AMBAC Insured, 5.875%, 5/01/19                                                                         3,900,000      3,966,807
    FGIC Insured, 5.25%, 5/01/22                                                                           1,250,000      1,210,638
    FGIC Insured, 5.25%, 5/01/27                                                                           3,000,000      2,875,290
    FSA Insured, 5.875%, 5/01/19                                                                           3,150,000      3,203,960
    MBIA Insured, 5.875%, 5/01/12                                                                          1,850,000      1,912,012
    MBIA Insured, 5.875%, 5/01/19                                                                          1,925,000      1,957,975
Romulus Community Schools GO, Refunding, FGIC Insured, 5.75%,
    5/01/13                                                                                                  690,000        713,508
    5/01/17                                                                                                1,200,000      1,225,884
    5/01/22                                                                                                5,435,000      5,505,220
Royal Oak Hospital Finance Authority Revenue, Refunding, MBIA Insured, 6.25%, 1/01/19                      5,000,000      5,116,450
Saginaw Hospital Finance Authority Revenue,
    Covenant Medical Center, Refunding, Series E, MBIA Insured, 5.375%, 7/01/19                            4,850,000      4,767,890
    Covenant Medical Center, Refunding, Series E, MBIA Insured, 5.50%, 7/01/24                             1,750,000      1,715,700
    St. Luke's Hospital Project, Refunding, Series C, MBIA Insured, 6.875%, 7/01/14                        5,325,000      5,509,458
    St. Luke's Hospital Project, Refunding, Series C, MBIA Insured, 6.75%, 7/01/17                         2,000,000      2,062,380
    St. Luke's Hospital Project, Refunding, Series C, MBIA Insured, 6.00%, 7/01/21                         3,875,000      3,888,718
    St. Luke's Hospital Project, Refunding, Series D, MBIA Insured, Pre-Refunded, 6.50%, 7/01/11           1,000,000      1,037,260
Saginaw Valley State University Revenue, AMBAC Insured, 5.25%, 7/01/19                                     2,540,000      2,492,172
Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
    5.75%, 5/01/21                                                                                         3,575,000      3,816,527
    5.375%, 5/01/26                                                                                        1,000,000      1,046,250
South Redford School District GO, FGIC Insured, 5.50%, 5/01/22                                             3,155,000      3,161,720
St. Clair County Building Authority GO, MBIA Insured, 5.25%,
    4/01/18                                                                                                2,065,000      2,041,583
    4/01/21                                                                                                2,400,000      2,332,296

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT            VALUE
 LONG TERM INVESTMENTS (CONT.)
St. Clair County EDC, PCR, Detroit Edison Co., Refunding,
    Series AA, AMBAC Insured, 6.40%, 8/01/24                                                         $   10,000,000   $   10,742,700
    Series DD, AMBAC Insured, 6.05%, 8/01/24                                                              7,745,000        7,900,442
Sturgis Public School District, MBIA Insured, Pre-Refunded, 6.10%, 5/01/18                                1,000,000        1,056,460
Three Rivers Community Schools, Building and Site, MBIA Insured, Pre-Refunded, 6.00%, 5/01/23             2,400,000        2,596,416
Traverse City Area Public Schools GO, Building and Site, Series I, MBIA Insured, Pre-Refunded,            4,550,000        4,825,412
    5.70%, 5/01/20
University of Michigan Revenues, Medical Service Plan, MBIA Insured, Pre-Refunded, 6.50%, 12/01/21        2,365,000        2,472,537
Vicksburg Community Schools GO, Refunding, MBIA Insured, 5.625%,
    5/01/12                                                                                               2,175,000        2,238,836
    5/01/20                                                                                               1,000,000        1,009,890
Walled Lake Consolidated School District GO, Refunding, MBIA Insured, 5.50%, 5/01/22                      3,000,000        3,006,390
Wayland USD, GO, FGIC Insured, Pre-Refunded, 6.75%, 5/01/24                                               2,000,000        2,208,440
Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County,
    Series A, MBIA Insured, 5.25%, 12/01/18                                                               5,500,000        5,299,525
    Series A, MBIA Insured, 5.00%, 12/01/22                                                              10,100,000        9,214,230
    sub. lien, Refunding, Series C, MBIA Insured, 5.25%, 12/01/21                                         1,000,000          963,970
    sub. lien, Series B, MBIA Insured, 6.875%, 12/01/11                                                     300,000          313,494
    sub. lien, Series B, MBIA Insured, 6.75%, 12/01/21                                                    2,000,000        2,076,680
Wayne County Airport Revenue, sub. lien, Series B, AMBAC Insured, 6.00%, 12/01/20                        10,585,000       10,596,432
Wayne-Westland Community Schools GO, Refunding, FGIC Insured, 6.10%, 5/01/13                              2,275,000        2,365,932
West Bloomfield School District, FGIC Insured, 6.00%,
    5/01/19                                                                                               2,100,000        2,209,788
    5/01/20                                                                                               2,000,000        2,099,940
West Ottawa Public School District GO,
    FGIC Insured, 5.60%, 5/01/21                                                                          2,355,000        2,379,539
    FGIC Insured, 5.60%, 5/01/26                                                                         12,100,000       12,185,789
    Refunding, FGIC Insured, 6.00%, 5/01/20                                                               6,630,000        6,775,131
Western School District GO, Refunding, MBIA Insured, 5.50%, 5/01/20                                       1,660,000        1,667,072
Western Townships Utilities Authority GO, Sewer Disposal System, Refunding, FSA Insured,
    6.75%, 1/01/15                                                                                       18,710,000       19,227,332
    6.50%, 1/01/19                                                                                        4,915,000        5,033,452
Williamston Community School District GO, Building and Site, MBIA Insured, 5.375%, 5/01/15                4,900,000        4,965,562
Williamston County GO, Refunding, AMBAC Insured, 6.90%, 11/01/17                                          1,800,000        1,886,220
Wyandotte City School District GO, Refunding, FSA Insured, 5.625%, 5/01/13                                1,800,000        1,849,068
Wyandotte Electric Revenue, Refunding, MBIA Insured, 6.25%, 10/01/17                                      9,980,000       10,340,977
Yale Public Schools District GO, AMBAC Insured,
    5.375%, 5/01/17                                                                                       2,000,000        2,007,100
    5.50%, 5/01/19                                                                                        1,500,000        1,508,565
Ypsilanti School District GO,
    FGIC Insured, Pre-Refunded, 5.75%, 5/01/20                                                            4,700,000        5,017,532
    Refunding, FGIC Insured, 5.375%, 5/01/26                                                              6,750,000        6,634,238
Zeeland Public Schools GO, Series B, MBIA Insured, Pre-Refunded,
    6.10%, 5/01/24                                                                                        4,000,000        4,293,720
    5.875%, 7/01/35                                                                                      25,000,000       26,086,238
                                                                                                                       -------------
TOTAL LONG TERM INVESTMENTS (COST $1,048,387,050)                                                                      1,088,645,196
                                                                                                                       -------------

(a) SHORT TERM INVESTMENTS .7%
Delta County EDC, Environmental Improvement Revenue, Mead Escanaba Paper Project, Refunding,
    Series C, Daily VRDN and Put, 4.25%, 12/01/09                                                         1,800,000        1,800,000
Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Co. Project, Refunding,
    Daily VRDN and Put, 4.35%, 2/01/09                                                                    6,100,000        6,100,000
                                                                                                                       -------------
TOTAL SHORT TERM INVESTMENTS (COST $7,900,000)                                                                             7,900,000
                                                                                                                       -------------
TOTAL INVESTMENTS (COST $1,056,287,050) 98.7%                                                                          1,096,545,196
OTHER ASSETS, LESS LIABILITIES 1.3%                                                                                       14,116,530
                                                                                                                       -------------
NET ASSETS 100.0%                                                                                                     $1,110,661,726
           =====                                                                                                      ==============

See glossary of terms on page 88.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND


                                                             SIX MONTHS
                                                                ENDED                    YEAR ENDED FEBRUARY 28,
                                                              AUGUST 31,
                                                                2000
CLASS A                                                      (UNAUDITED)     2000        1999       1998        1997     1996 (d)
)PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                             $11.13     $12.14      $12.16     $12.01      $12.14      $11.88
                                                               --------   --------    --------   --------    --------    --------
Income from investment operations:
     Net investment income (a)                                      .29        .59         .61        .64         .65         .67
     Net realized and unrealized gains (losses)                     .45      (.99)         .01        .25       (.12)         .27
                                                               --------   --------    --------   --------    --------    --------
Total from investment operations                                    .74      (.40)         .62        .89         .53         .94
                                                               --------   --------    --------   --------    --------    --------
Less distributions from:
     Net investment income                                       (.29)(h)    (.59)(e)    (.62)(f)   (.64)       (.66)       (.68)
     Net realized gains                                              --      (.02)       (.02)      (.10)          --          --
                                                               --------   --------    --------   --------    --------    --------
Total distributions                                               (.29)      (.61)       (.64)      (.74)       (.66)       (.68)
                                                               --------   --------    --------   --------    --------    --------
Net asset value, end of period                                   $11.58     $11.13      $12.14     $12.16      $12.01      $12.14
                                                               ========   ========    =========   ========   ========    ========
Total return (b)                                                  6.77%    (3.30)%       5.18%      7.60%       4.54%       8.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $454,219   $451,142    $515,174   $495,315    $482,128    $492,139
Ratios to average net assets:
     Expenses                                                      .68%(c)    .66%        .67%       .65%        .66%        .66%
     Net investment income                                        5.12%(c)   5.05%       5.01%      5.29%       5.47%       5.58%
Portfolio turnover rate                                          14.24%     15.79%      16.25%     14.87%      14.40%      17.72%

CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                             $11.18     $12.19      $12.21     $12.05      $12.17      $11.89
                                                               --------   --------    --------   --------    --------    --------
Income from investment operations:
     Net investment income (a)                                      .26        .52         .54        .57         .59         .50
     Net realized and unrealized gains (losses)                     .46      (.98)         .01        .26       (.12)         .28
                                                               --------   --------    --------   --------    --------    --------
Total from investment operations                                    .72      (.46)         .55        .83         .47         .78
                                                               --------   --------    --------   --------    --------    --------
Less distributions from:
     Net investment income                                       (.26)(i)    (.53)(g)    (.55)(f)   (.57)       (.59)       (.50)
     Net realized gains                                              --      (.02)       (.02)      (.10)          --          --
                                                               --------   --------    --------   --------    --------    --------
Total distributions                                               (.26)      (.55)       (.57)      (.67)       (.59)       (.50)
                                                               --------   --------    --------   --------    --------    --------
Net asset value, end of period                                   $11.64     $11.18      $12.19     $12.21      $12.05      $12.17
                                                               ========   ========    =========   ========   ========    ========
Total return (b)                                                  6.54%    (3.84)%       4.58%      7.04%       3.98%       6.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                               $22,913    $21,828     $20,896    $10,131      $4,844      $1,152
Ratios to average net assets:
     Expenses                                                    1.23%(c)    1.22%       1.23%      1.22%       1.23%       1.25%(c)
     Net investment income                                       4.56%(c)    4.50%       4.44%      4.72%       4.87%       4.94%(c)
Portfolio turnover rate                                          14.24%     15.79%      16.25%     14.87%      14.40%      17.72%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period May 1, 1995 (effective date) to February 29, 1996 for Class
C.

(e) Includes distributions in excess of net investment income in the amount of $.008.

(f) Includes distributions in excess of net investment income in the amount of $.001.

(g) Includes distributions in excess of net investment income in the amount of $.007.

(h) Includes distributions in excess of net investment income in the amount of $.004.

(i) Includes distributions in excess of net investment income in the amount of $.003.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                          PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                             AMOUNT          VALUE
 ...................................................................................................................................
LONG TERM INVESTMENTS 99.4%
Albany ISD No. 745, Series A, FSA Insured, 6.00%, 2/01/16..........................................      $ 2,295,000    $ 2,391,344
Albert Lea ISD No. 241, MBIA Insured, 5.00%, 2/01/18...............................................        2,000,000      1,921,260
Anoka County Housing and Redevelopment Authority, City of Ramsey, Housing Development, AMBAC
   Insured, 5.00%, 1/01/28.........................................................................        2,045,000      1,832,197
Becker GO, Tax Increment, Refunding, Series D, MBIA Insured, 6.25%, 8/01/15........................        4,870,000      4,954,397
Benson ISD No. 777 GO, FSA Insured, 6.00%, 2/01/15.................................................          290,000        291,726
Big Lake ISD No. 727, MBIA Insured, 5.70%, 2/01/21.................................................        3,085,000      3,132,694
Brainerd Health Care Facilities Revenue, Benedictine Health St. Joseph, Refunding, Series D, MBIA
   Insured, 5.875%, 2/15/13........................................................................        3,500,000      3,605,070
Buffalo GO,
    AMBAC Insured, 5.55%, 6/01/17..................................................................        1,000,000      1,013,620
    ISD No. 877, Formerly Wright County ISD No. 023, Refunding, MBIA Insured, 5.00%, 2/01/22.......        6,255,000      5,814,523
    ISD No. 877, FSA Insured, 6.15%, 2/01/18.......................................................        2,800,000      2,898,168
Burnsville ISD No. 191, Series A, FSA Insured, 6.20%, 2/01/17......................................        2,105,000      2,230,016
Burnsville MFHR, Coventry Center, Refunding, Series A, GNMA Secured, 5.90%, 9/20/19................          400,000        409,768
Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
    5.95%, 9/20/29.................................................................................        1,275,000      1,293,513
    6.00%, 9/20/34.................................................................................        1,000,000      1,015,290
Caledonia ISD No. 299 GO, MBIA Insured, 5.60%, 2/01/21.............................................        1,580,000      1,595,721
Champlin EDA, Housing Development, MBIA Insured, 5.625%, 2/01/26...................................          250,000        250,388
Chanhassen Apartments Project GO, Series B, AMBAC Insured, 6.20%, 1/01/25..........................        2,975,000      3,063,030
Columbia Heights ISD No. 013, FSA Insured,
    5.375%, 2/01/19................................................................................        2,450,000      2,448,432
    5.50%, 2/01/23.................................................................................        4,500,000      4,506,930
Dakota County Housing and Redevelopment Authority, Governmental Housing Revenue, Eagan Senior
    Housing Facility, MBIA Insured, 5.40%, 1/01/27.................................................        1,015,000        976,339
Dakota County Housing and Redevelopment Authority MFHR, Dakota Station Project, GNMA Secured,
    5.65%, 1/20/24.................................................................................        1,500,000      1,494,105
Dakota County Housing and Redevelopment Authority SFMR,
    GNMA Secured, 5.75%, 4/01/18...................................................................        2,992,000      3,006,541
    GNMA Secured, 5.85%, 10/01/30..................................................................        4,988,000      4,994,684
    Refunding, GNMA Secured, 8.10%, 3/01/16........................................................          105,000        108,019
Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25.............................................        1,325,000      1,381,949
Duluth EDA,
    Health Care Facilities Revenue, The Duluth Clinic, Ltd., AMBAC Insured, Pre-Refunded, 6.20%,...        2,880,000      3,040,070
        11/01/12
    Health Care Facilities Revenue, The Duluth Clinic, Ltd., AMBAC Insured, Pre-Refunded, 6.30%,...        2,125,000      2,273,240
        11/01/22
    Hospital Facilities Revenue, St. Lukes Hospital, Series A, Connie Lee Insured, 6.40%, 5/01/12..        3,000,000      3,037,200
Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
    5.95%, 9/20/29.................................................................................        1,700,000      1,724,633
    6.00%, 9/20/34.................................................................................        1,480,000      1,502,629
Eden Prairie ISD No. 272, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/15......................        1,980,000      2,047,716
Eden Prairie MFHR,
    Lincoln Park Project, Series A-1, GNMA Secured, 6.40%, 7/20/20.................................        1,500,000      1,537,545
    Lincoln Park Project, Series A-1, GNMA Secured, 6.55%, 7/20/30.................................        3,350,000      3,433,013
    Lincoln Park Project, Series A-1, GNMA Secured, 6.65%, 1/20/42.................................        7,995,000      8,191,837
    Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31...............................        2,000,000      2,068,940
Eveleth EDA, Housing Development, MBIA Insured, 5.80%, 7/01/25.....................................        1,000,000      1,016,670
Faribault ISD No. 656, FSA Insured, 5.75%, 6/01/15.................................................        1,500,000      1,555,875
Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%, 1/01/26..        2,180,000      2,228,331
Hibbing Health Care Facilities Revenue, The Duluth Clinic, Ltd., FSA Insured, Pre-Refunded, 5.00%,.        8,000,000      7,968,960
    11/01/25
Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
    5.60%, 11/20/17................................................................................          750,000        757,988
    5.70%, 11/20/32................................................................................        3,000,000      2,977,830
Kenyon Wanamingo ISD No. 2172, MBIA Insured, 6.00%, 2/01/22........................................        4,030,000      4,237,585
Lakeville ISD No. 194, FGIC Insured, 5.40%, 2/01/13................................................        1,000,000      1,010,840
Minneapolis and St. Paul Housing RDA, Health Care System Revenue,
    Children's Health Care, Series A, FSA Insured, 5.70%, 8/15/16..................................        1,005,000      1,012,970
    Children's Health Care, Series A, FSA Insured, 5.50%, 8/15/25..................................        9,000,000      8,761,590
    Health One Obligated Group, Series A, MBIA Insured, Pre-Refunded, 7.40%, 8/15/11...............        9,890,000     10,196,194
    Health One Obligated Group, Series A, MBIA Insured, Pre-Refunded, 6.75%, 8/15/14...............        3,950,000      4,060,363

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                             AMOUNT          VALUE
 ..................................................................................................................................
LONG TERM INVESTMENTS (CONT.)
Minneapolis and St. Paul Metropolitan Airport Commission Airport Revenue, Series A, AMBAC Insured,
    5.00%,
    1/01/22..........................................................................................    $10,000,000    $ 9,340,400
    1/01/30..........................................................................................      5,000,000      4,543,300
Minneapolis CDA, Tax Increment Revenue, Series 1990, MBIA Insured, 7.00%, 3/01/01....................      2,100,000      2,126,712
Minneapolis CDA and St. Paul Housing RDA, Health Care Facilities Revenue, Carondelet Community
Hospitals Inc., Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15................................        900,000      1,132,524
Minneapolis GO, Sports Arena Project, Refunding, 5.20%, 10/01/24.....................................      3,750,000      3,576,675
Minneapolis Hospital Facilities Revenue, Fairview Hospital and Healthcare, Refunding,
    Series A, MBIA Insured, 6.50%, 1/01/11...........................................................        600,000        624,504
    Series B, MBIA Insured, 6.70%, 1/01/17...........................................................      7,815,000      8,110,954
Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30...........................      6,320,000      5,857,502
Minneapolis Revenue University Gateway Project, Series A, 5.25%, 12/01/24............................      3,000,000      2,872,890
Minneapolis Special School District No. 001, Series A, MBIA Insured, 5.90%, 2/01/17..................      5,000,000      5,122,550
Minneapolis St. Paul Housing Finance Board SFMR,
    Phase VI, Series A, GNMA Secured, 8.30%, 8/01/21.................................................      1,475,000      1,477,626
    Series A, GNMA Secured, 8.375%, 11/01/17.........................................................        180,000        180,313
    Series C, GNMA Secured, 8.875%, 11/01/18.........................................................        200,000        200,340
Minnesota Agriculture and Economic Development Board Revenue,
    Benedictine Health, Refunding, Series A, MBIA Insured, 5.00%, 2/15/23............................      6,850,000      6,237,268
    Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29...........................     12,250,000     11,216,345
    Evangelical Lutheran Good Samaritan, AMBAC Insured, 5.00%, 12/01/23..............................      2,750,000      2,499,833
    Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22.............      5,180,000      4,929,443
    Health Care System, Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26........     18,000,000     18,049,140
Minnesota State HFA,
    Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15................................      7,000,000      7,213,640
    Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18................................      2,585,000      2,648,307
    Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22................................      2,960,000      3,019,585
    SFHR, Series D, 5.45%, 1/01/26...................................................................      5,000,000      4,794,350
    SFMR, Series E, AMBAC Insured, 5.40%, 1/01/25....................................................      9,000,000      8,566,740
    SFMR, Series F, MBIA Insured, 6.30%, 7/01/25.....................................................      1,470,000      1,509,161
    SFMR, Series G, AMBAC Insured, 6.25%, 7/01/26....................................................      2,205,000      2,254,039
    SFMR, Series I, MBIA Insured, 6.25%, 1/01/15.....................................................      1,365,000      1,410,100
Minnesota State Higher Education Facilities Authority Revenue,
    Bethel, Refunding, 5.10%, 4/01/28................................................................      4,100,000      3,749,696
    University of St. Thomas, Series 4-A1, MBIA Insured, 5.625%, 10/01/16............................      1,000,000      1,017,160
Minnetonka MFHR,
    Brier Creek Project, Refunding, Series A, GNMA Secured, 6.45%, 6/20/24...........................      2,720,000      2,836,470
    Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.90%, 10/20/19..........................      1,750,000      1,792,893
    Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/29..........................      5,955,000      6,051,411
New Hope MFR, North Ridge, Refunding, Series A, GNMA Secured,
    6.05%, 1/01/17...................................................................................        450,000        465,530
    6.20%, 1/01/31...................................................................................      5,470,000      5,641,156
North St. Paul Maplewood ISD No. 622 GO,
    Refunding, Series A, 5.125%, 2/01/25.............................................................      2,275,000      2,134,906
    Series A, MBIA Insured, Pre-Refunded, 7.10%, 2/01/19.............................................      2,000,000      2,208,000
Northeast Metropolitan ISD No. 916 GO, FSA Insured, 5.80%, 1/01/16...................................      5,475,000      5,604,429
Northern Municipal Power Agency Electric System Revenue,
    Refunding, FSA Insured, 5.00%, 1/01/12...........................................................      1,780,000      1,781,193
    Refunding, FSA Insured, 5.25%, 1/01/17...........................................................      1,000,000        989,130
    Series C, AMBAC Insured, 6.125%, 1/01/20.........................................................      8,090,000      8,486,976
Owatonna Public Utilities Commission Revenue, Refunding, Series A, AMBAC Insured, 5.45%, 1/01/16.....      3,350,000      3,365,846
Park Rapids ISD No. 309, MBIA Insured, 5.00%, 2/01/25................................................      9,090,000      8,377,980
Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
    6.25%, 6/01/16...................................................................................      1,600,000      1,676,592
    6.125%, 6/01/24..................................................................................      1,815,000      1,863,696
Princeton Hospital Revenue, Fairview Hospital and Healthcare, Series C, MBIA Insured, 6.25%,.........      7,205,000      7,357,458
    1/01/21
Princeton ISD No. 477, Mille Lacs County, FSA Insured, 5.125%, 2/01/24...............................      2,190,000      2,076,996

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                          PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                             AMOUNT          VALUE
 ...................................................................................................................................
LONG TERM INVESTMENTS (CONT.)
Prior Lake ISD No. 719 GO, FSA Insured, 5.50%,
    2/01/20..........................................................................................    $ 2,255,000    $ 2,264,719
    2/01/21..........................................................................................      2,590,000      2,604,970
Puerto Rico Commonwealth GO, Public Improvement, MBIA Insured, Pre-Refunded, 6.50%, 7/01/23..........      1,500,000      1,646,355
Puerto Rico HFC, SFMR, Portfolio No. 1, Series B, GNMA Secured, 7.65%, 10/15/22......................        160,000        163,323
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14...........................      1,300,000      1,352,429
Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured, 5.875%,.........      2,160,000      2,183,717
    1/01/31
Robbinsdale Hospital Revenue, North Memorial Medical Center Project, Refunding, Series A, AMBAC
Insured, 5.45%, 5/15/13..............................................................................      2,000,000      2,015,460
Rochester Health Care Facilities Revenue, Mayo Foundation, Series B, 5.50%, 11/15/27.................      5,000,000      4,889,200
Roseville ISD No. 623, Series A, FSA Insured,
    5.80%, 2/01/19...................................................................................      1,200,000      1,216,524
    5.85%, 2/01/24...................................................................................      2,470,000      2,500,159
    6.00%, 2/01/25...................................................................................      4,260,000      4,357,043
Saint Clair ISD No. 075 GO, MBIA Insured, 5.70%, 4/01/22.............................................      2,250,000      2,278,778
Sauk Rapids Independent School District No. 047 GO, Series A, MBIA Insured, 5.75%,
    2/01/23..........................................................................................      2,740,000      2,800,088
    2/01/26..........................................................................................      5,000,000      5,101,700
Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
    5.25%, 12/01/11..................................................................................      2,380,000      2,431,503
    5.70%, 2/01/29...................................................................................      1,380,000      1,370,312
Scott County Housing and Redevelopment Authority GO, Savage City, Hamilton Apartments Project,
    AMBAC Insured, 5.70%, 2/01/33....................................................................      2,285,000      2,268,160
Scott County Housing and Redevelopment Authority Housing Development Revenue, River City Centre
    Project, Series A, FSA Insured, 5.375%, 2/01/27..................................................      1,520,000      1,475,084
Scott County Housing and Redevelopment Authority MFR, Highview Commons, Series A, GNMA Secured,
    6.20%, 1/20/41...................................................................................      1,300,000      1,381,263
    6.50%, 7/20/41...................................................................................      2,865,000      2,989,713
Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue, River City Centre
    Project, Series B, AMBAC Insured, 5.50%, 2/01/27.................................................        675,000        664,794
Scott County Housing and Redevelopment Authority Tax Increment Development Revenue, River City
    Centre Project, Series E, FSA Insured, 5.375%, 2/01/25...........................................      1,170,000      1,138,164
Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, 6.00%, 2/01/28..........      2,530,000      2,629,581
South Washington County ISD No. 833 GO, Refunding, Series A, FGIC Insured, 6.125%, 6/01/10...........      2,080,000      2,101,008
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
    Refunding, Series A, MBIA Insured, ETM, 5.75%, 1/01/18...........................................      1,000,000      1,054,620
    Series A, AMBAC Insured, 5.75%, 1/01/18..........................................................      2,250,000      2,276,325
    Series A, FGIC Insured, 5.75%, 1/01/18...........................................................      1,000,000      1,011,700
    Series A, MBIA Insured, 5.75%, 1/01/18...........................................................      8,865,000      8,968,721
    Series B, AMBAC Insured, 6.00%, 1/01/16..........................................................      5,000,000      5,148,650
    Series C, AMBAC Insured, 5.00%, 1/01/17..........................................................      1,000,000        945,490
St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, 5.875%, 5/01/30...............     17,785,000     18,182,673
St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC Insured,.......      1,165,000      1,120,089
    5.00%, 7/01/15
St. Cloud Housing and RDA, Sales Tax Revenue, Paramount Theater Project, Refunding, Series A, FGIC
    Insured, 5.00%, 3/01/22..........................................................................      1,250,000      1,149,225
St. Francis ISD No. 015, Series A, FSA Insured,
    6.35%, 2/01/13...................................................................................      1,500,000      1,613,100
    6.375%, 2/01/16..................................................................................      5,465,000      5,883,510
St. Louis Park Health Care Facilities Revenue, Health System of Minnesota Obligated Group,
    Refunding, Series A, AMBAC Insured, 5.20%, 7/01/16...............................................      1,000,000        977,790
    7/01/23                                                                                                9,000,000      8,439,660
St. Paul Housing and Redevelopment Authority Parking Revenue, Series A, FSA Insured, 5.75%,..........      5,105,000      5,267,135
    8/01/13
St. Paul ISD No. 625 COP, Series C, MBIA Insured, 6.10%,
    2/01/14..........................................................................................      1,075,000      1,110,841
    2/01/15..........................................................................................        500,000        515,255
St. Paul ISD No. 625 GO,
    Series A, FSA Insured, 5.75%, 2/01/16............................................................      3,500,000      3,578,820
    Series C, FSA Insured, 6.00%, 2/01/20............................................................      1,600,000      1,671,760

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                          AMOUNT            VALUE
 ...................................................................................................................................
St. Paul Port Authority IDR, Series K, FGIC Insured, 9.50%,
    12/01/01....................................................................................     $       5,000    $       5,047
    12/01/02....................................................................................             5,000            5,059
    12/01/14....................................................................................           190,000          176,721
Stillwater ISD No. 834 GO, MBIA Insured, 5.75%, 2/01/15.........................................         2,990,000        3,114,623
Todd Morrisson and Stearns Counties ISD No. 2753 GO, MBIA Insured, 5.00%, 4/01/17...............         1,500,000        1,447,515
Virginia Governmental Housing Project GO, Refunding, MBIA Insured, 5.90%, 2/01/26...............         2,915,000        2,951,379
Walker-HakenSack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%
    2/01/23.....................................................................................         1,160,000        1,243,462
    2/01/25.....................................................................................         1,300,000        1,393,951
Washington County Housing and RDAR, Government Housing, Landfall Terrace Project, Refunding,
    5.35%, 2/01/22..............................................................................         1,000,000          971,420
    5.40%, 8/01/27..............................................................................         2,015,000        1,929,544
Washington County SFMR, Housing and RDA, GNMA Secured, 7.60%, 12/01/11..........................            80,000           80,068
Western Minnesota Municipal Power Agency Power Supply Revenue, Refunding, Series A,
    AMBAC Insured, 5.50%, 1/01/12...............................................................         2,745,000        2,834,844
    AMBAC Insured, 5.50%, 1/01/13...............................................................         4,500,000        4,619,520
    MBIA Insured, 5.50%, 1/01/15................................................................         5,425,000        5,427,658
Western Minnesota Municipal Power Agency Transmission Project Revenue, Refunding, AMBAC Insured,
    6.75%, 1/01/16..............................................................................         2,000,000        2,049,860
Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24...............................         5,675,000        5,244,490
                                                                                                                      -------------
TOTAL LONG TERM INVESTMENTS (COST $470,125,046).................................................                        474,498,074
                                                                                                                      -------------
(a) SHORT TERM INVESTMENTS 2.6%.................................................................
Minneapolis GO, Series B, Weekly VRDN and Put, 4.15%, 12/01/16..................................         3,200,000        3,200,000
Minneapolis GO, Tax Increment, Series A, Weekly VRDN and Put, 4.15%, 3/01/12....................         9,030,000        9,030,000
Minneapolis Public Works GO, Weekly VRDN and Put, 4.15%, 12/01/04...............................           365,000          365,000
                                                                                                                      -------------
TOTAL SHORT TERM INVESTMENTS (COST $12,595,000).................................................                         12,595,000
                                                                                                                      -------------
TOTAL INVESTMENTS (COST $482,720,046) 102.0%....................................................                        487,093,074
OTHER ASSETS, LESS LIABILITIES (2.0)%...........................................................                         (9,960,780)
                                                                                                                      -------------
NET ASSETS 100.0%...............................................................................                      $ 477,132,294
                                                                                                                      =============




See glossary of terms on page 88

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Highlights

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND


                                                           SIX MONTHS
                                                             ENDED
                                                           AUGUST 31,                      YEAR ENDED FEBRUARY 28,
                                                              2000        .....................................................
CLASS A                                                    (UNAUDITED)    2000(d)      1999        1998       1997        1996
 ...............................................................................................................................
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                           $11.52     $12.49      $12.45      $12.19     $12.22      $11.90
                                                             --------   --------    --------    --------   --------    --------
Income from investment operations:
   Net investment income(a)............................           .30        .61         .62         .64        .66         .68
   Net realized and unrealized gains (losses)..........           .44      (.95)         .07         .33      (.03)         .33
                                                             --------   --------    --------    --------   --------    --------
Total from investment operations.......................           .74      (.34)         .69         .97        .63        1.01
                                                             --------   --------    --------    --------   --------    --------
Less distributions from:
   Net investment income...............................         (.30)(g)  (.61)(e)     (.62)       (.64)(f)    (.66)(g)    (.69)(h)
   Net realized gains..................................            --     (.02)        (.03)       (.07)        --         --
                                                            --------   --------    --------     --------   --------    --------
Total distributions....................................         (.30)      (.63)       (.65)        (.71)      (.66)       (.69)
                                                            --------   --------    --------     --------   --------    --------
Net asset value, end of period.........................       $11.96     $11.52      $12.49       $12.45     $12.19      $12.22
                                                            ========   ========    ========     ========   ========    ========
Total return(b)........................................         6.56%    (2.80)%       5.63%        8.22%      5.35%       8.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)......................     $689,017   $689,084    $776,592     $741,079   $698,360    $685,783
Ratios to average net assets:
   Expenses............................................         .66%(c)    .64%        .65%         .64%       .64%        .64%
   Net investment income...............................        5.18%(c)   5.07%       4.98%        5.24%      5.43%       5.58%
Portfolio turnover rate................................        8.49%      9.61%       6.56%       12.84%     14.95%      11.47%

CLASS B
 ...............................................................................
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period...................       $11.52       $11.43
                                                            --------     --------
Income from investment operations:
   Net investment income(a)............................          .27          .05
   Net realized and unrealized gains...................          .46          .09
                                                            --------     --------
Total from investment operations.......................          .73          .14
                                                            --------     --------
Less distributions from net investment income..........         (.27)(h)        (.05)
                                                            --------     --------
Net asset value, end of period.........................       $11.98       $11.52
                                                            ========     ========
Total return(b)........................................         6.43%        1.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)......................       $1,299         $76
Ratio to average net assets:
   Expenses............................................         1.22%(c)      1.20%(c)
   Net investment income...............................         4.58%(c)      5.02%(c)
Portfolio turnover rate................................         8.49%        9.61%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.

(e) Includes distributions in excess of net investment income in the amount of $.002.

(f) Includes distributions in excess of net investment income in the amount of $.007.

(g) Includes distributions in excess of net investment income in the amount of $.003.

(h) Includes distributions in excess of net investment income in the amount of $.001.

FRANKLIN TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN OHIO INSURED TAX-FREE INCOME FUND (CONT.)

                                                             SIX MONTHS
                                                                ENDED                       YEAR ENDED FEBRUARY 28,
                                                           AUGUST 31, 2000    ---------------------------------------------------
CLASS C                                                      (UNAUDITED)        2000        1999      1998      1997      1996(d)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                            $11.58         $12.56     $12.51    $12.24    $12.26     $11.90
                                                                ------         ------     ------    ------    ------     ------
Income from investment operations:
  Net investment income(a)                                         .27            .54        .55       .58       .59        .52
  Net realized and unrealized gains (losses)                       .45           (.96)       .08       .34      (.02)       .35
                                                                ------         ------     ------    ------    ------     ------
Total from investment operations                                   .72           (.42)       .63       .92       .57        .87
                                                                ------         ------     ------    ------    ------     ------
Less distributions from:
Net investment income                                             (.27)(f)       (.54)(e)   (.55)     (.58)     (.59)      (.51)
Net realized gains                                                  --           (.02)      (.03)     (.07)       --         --
                                                                ------         ------     ------    ------    ------     ------
Total distributions                                               (.27)          (.56)      (.58)     (.65)     (.59)      (.51)
                                                                ------         ------     ------    ------    ------     ------
Net asset value, end of period                                  $12.03         $11.58     $12.56    $12.51    $12.24     $12.26
                                                                ======         ======     ======    ======    ======     ======
Total return(b)                                                   6.32%         (3.41)%     5.10%     7.66%     4.79%      7.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $40,204        $40,181    $42,258   $28,178   $15,786     $6,085
Ratios to average net assets:
  Expenses                                                        1.22%(c)       1.20%      1.21%     1.20%     1.20%      1.22%(c)
  Net investment income                                           4.62%(c)       4.52%      4.42%     4.67%     4.80%      4.99%(c)
Portfolio turnover rate                                           8.49%          9.61%      6.56%    12.84%    14.95%     11.47%

(a) Based on average shares outstanding effective year ended February 29, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period May 1, 1995 (effective date) to February 29, 1996.

(e) Includes distributions in excess of net investment income in the amount of $.002.

(f) Includes distributions in excess of net investment income in the amount of $.003.

                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED)

                                                                                                       PRINCIPAL
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.8%
   Akron Bath Copley Joint Township Hospital Revenue, Akron General Medical Center Project,
    Refunding, AMBAC Insured, 5.375%,
         1/01/17 ................................................................................     $ 1,000,000     $   995,080
         1/01/22 ................................................................................       1,500,000       1,461,810
   Akron GO, Limited Tax, FGIC Insured, 7.50%, 9/01/05 ..........................................         500,000         563,950
   Akron Sewer System Revenue, Refunding, MBIA Insured, 5.55%, 12/01/16 .........................       3,660,000       3,716,254
   Akron Waterworks System First Mortgage Revenue, FGIC Insured, 6.00%, 3/01/14 .................       1,000,000       1,046,970
   Allen County Sewer Revenue, MBIA Insured, 5.70%, 12/01/13 ....................................       1,200,000       1,232,988
   Archbold Area Local School District GO,
         AMBAC Insured, 6.00%, 12/01/21 .........................................................       2,000,000       2,086,840
         Refunding, MBIA Insured, 5.90%, 12/01/11 ...............................................         600,000         609,222
   Athens City School District GO, School Facilities Construction and Improvement,
    FSA Insured, 6.00%, 12/01/24 ................................................................       2,345,000       2,507,251
   Aurora City School District COP, MBIA Insured,
         6.10%, 12/01/19 ........................................................................       1,825,000       1,934,591
         6.15%, 12/01/24 ........................................................................       1,670,000       1,763,303
   Aurora City School District GO, Refunding and Improvement, FGIC Insured, 5.80%, 12/01/16 .....       1,075,000       1,115,356
   Avon Lake Water System Revenue, Series A, AMBAC Insured, 5.75%, 10/01/26 .....................       2,020,000       2,058,562
   Avon Local School District, AMBAC Insured, 6.00%, 12/01/20 ...................................       2,500,000       2,599,250
   Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 ..........................       8,125,000       8,258,900
   Brunswick City School District, AMBAC Insured, 6.90%, 12/01/12 ...............................       2,295,000       2,410,852
(b)Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
    5.50%,12/01/25 ..............................................................................         750,000         748,913
   Butler County GO, AMBAC Insured, 5.75%, 12/01/16 .............................................       1,000,000       1,034,550
   Butler County Hospital Facilities Revenue, Middletown Regional Hospital, Refunding and
    Improvement, FGIC Insured, 6.75%, 11/15/10 ..................................................       2,150,000       2,248,685
   Butler County Waterworks Revenue, AMBAC Insured, Pre-Refunded,
         6.35%, 12/01/08 ........................................................................         790,000         831,120
         6.40%, 12/01/12 ........................................................................         500,000         526,555
   Cardington and Lincoln Local School District, MBIA Insured, 6.60%, 12/01/14 ..................         400,000         418,764
   Celina Wastewater System Mortgage Revenue, FGIC Insured, Pre-Refunded, 6.55%, 11/01/16 .......       1,200,000       1,242,072
   Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%,
    12/01/22 ....................................................................................       1,555,000       1,596,301
   Chillicothe GO, Limited Tax, AMBAC Insured, 6.05%, 12/01/12 ..................................         675,000         701,318
   Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ..............       2,035,000       2,062,676
   Clermont County Hospital Facilities Revenue, Mercy Health System,
         Refunding, Series B, AMBAC Insured, 6.00%, 9/01/19 .....................................       1,750,000       1,793,050
         Series A, AMBAC Insured, Pre-Refunded, 7.50%, 9/01/19 ..................................         515,000         531,145
   Clermont County Waterworks Revenue, Refunding, AMBAC Insured, 5.80%, 12/01/18 ................      11,000,000      11,306,020
   Cleveland Airport Systems Revenue,
         Series A, FGIC Insured, 6.25%, 1/01/20 .................................................       3,000,000       3,099,480
         Series A, FSA Insured, 5.125%, 1/01/27 .................................................       4,900,000       4,524,170
         Series B, FGIC Insured, Pre-Refunded, 6.10%, 1/01/24 ...................................       1,450,000       1,550,819
   Cleveland GO, Series 1994, MBIA Insured, Pre-Refunded, 6.70%, 11/15/18 .......................       2,000,000       2,208,300
   Cleveland Waterworks Revenue,
         Refunding, Series F, AMBAC Insured, 6.25%, 1/01/16 .....................................       2,000,000       2,067,800
         Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 .......................      20,000,000      18,329,400
         Series F-92A, AMBAC Insured, Pre-Refunded, 6.25%, 1/01/15 ..............................       1,000,000       1,043,460
         Series H, MBIA Insured, Pre-Refunded, 5.75%, 1/01/26 ...................................      17,400,000      18,709,350
   Clinton-Massie Local School District, Issue I, AMBAC Insured, Pre-Refunded, 7.50%,
    12/01/11 ....................................................................................       1,000,000       1,057,630
   Columbiana County, Refunding, FSA Insured, 5.25%, 12/01/24 ...................................       1,000,000         964,070
   Columbus GO, Limited Tax, FGIC Insured, 9.50%, 4/15/03 .......................................         975,000       1,094,662
   Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
    International, Series B, AMBAC Insured, 5.00%, 1/01/18 ......................................       3,815,000       3,660,988
   Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, 5.30%, 12/01/19 .....       1,500,000       1,478,535
   Coshocton Sewer System GO, AMBAC Insured, 6.50%, 12/01/12 ....................................       1,530,000       1,622,978
   Crestview Local School District GO, Construction and Improvement, AMBAC Insured,
    6.65%, 12/01/14 .............................................................................       1,650,000       1,759,857
   Cuyahoga County GO, Limited Tax, MBIA Insured, 9.375%, 10/01/04 ..............................         100,000         117,979
   Cuyahoga County Hospital Revenue,
         Metrohealth System Project, Refunding and Improvement, MBIA Insured, 5.50%, 2/15/27 ....       2,000,000       1,964,380
         University Hospitals Health System Inc., Refunding, AMBAC Insured, 5.40%, 1/15/19 ......       1,500,000       1,465,755


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                       PRINCIPAL
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   Cuyahoga County Utility System Revenue,
         AMBAC Insured, 5.125%, 2/15/28 .........................................................     $ 1,500,000     $ 1,410,660
         Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ..........       2,945,000       3,068,101
   Danville Local School District GO, School Improvement, AMBAC Insured, 5.75%, 12/01/23 ........       1,180,000       1,243,862
   Defiance GO, MBIA Insured,
         6.10%, 12/01/14 ........................................................................       1,000,000       1,056,870
         6.20%, 12/01/20 ........................................................................         750,000         783,758
   Delaware City School District, FGIC Insured, 5.75%, 12/01/15 .................................       1,640,000       1,696,186
   Dover City School District, AMBAC Insured, 6.25%, 12/01/16 ...................................       2,000,000       2,090,300
   Dover Municipal Electric System Revenue, FGIC Insured, 6.00%, 12/01/19 .......................       1,625,000       1,681,973
   Dover Waterworks Systems Revenue, AMBAC Insured, 6.00%, 12/01/13 .............................       1,100,000       1,162,733
   East Liverpool Hospital Revenue, East Liverpool City Hospital Project, Series B,
    FSA Insured, 5.00%, 10/01/21 ................................................................       1,000,000         928,610
   Fairborn GO, Limited Tax, Series 1991, MBIA Insured, 7.00%, 10/01/11 .........................       1,390,000       1,486,369
   Fairfield City School District GO, FGIC Insured, 6.00%, 12/01/20 .............................       1,000,000       1,030,170
   Fairfield County GO, FGIC Insured, 5.25%, 6/01/24 ............................................       4,220,000       4,069,895
   Finneytown Local School District, FGIC Insured, 5.80%, 12/01/24 ..............................       1,980,000       2,029,579
   Fostoria City School District GO, AMBAC Insured, Pre-Refunded, 6.70%, 12/01/16 ...............       2,500,000       2,671,300
   Franklin County Hospital Revenue, Holy Cross Health Systems, AMBAC Insured, 5.875%,
    6/01/21 .....................................................................................       2,500,000       2,550,300
   Green Local School District GO, Summit County, FGIC Insured, Pre-Refunded,
         5.875%, 12/01/14 .......................................................................       2,800,000       3,005,520
         5.90%, 12/01/19 ........................................................................       5,150,000       5,532,903
   Greene County Sewer System Revenue, Governmental Enterprise,
         AMBAC Insured, 5.625%, 12/01/25 ........................................................       1,890,000       1,910,998
         MBIA Insured, 5.25%, 12/01/25 ..........................................................       5,500,000       5,298,590
   Greene County Water System Revenue, Series A, FGIC Insured, 6.125%, 12/01/21 .................       2,100,000       2,209,368
   Hamilton City Electric System Mortgage Revenue,
         Refunding, Series A, FGIC Insured, 6.00%, 10/15/23 .....................................      11,450,000      11,690,908
         Series B, FGIC Insured, 6.30%, 10/15/25 ................................................       2,340,000       2,433,085
   Hamilton County Hospital Facilities Revenue,
         Bethesda Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 1/01/12 ..................       3,650,000       3,823,375
         Children's Hospital Medical Center, Series G, MBIA Insured, 5.00%, 5/15/23 .............       5,000,000       4,616,850
   Hamilton County Sewer System Revenue, Refunding, Series A, FGIC Insured, 6.05%, 12/01/15 .....       3,010,000       3,177,236
   Hamilton Wastewater System Revenue, Series A, FSA Insured,
         5.90%, 10/15/21 ........................................................................       3,040,000       3,119,526
         5.20%, 10/15/23 ........................................................................       7,525,000       7,231,224
   Hamilton Waterworks Mortgage Revenue, Series A, MBIA Insured, 6.30%, 10/15/21 ................       4,665,000       4,796,740
   Heath City School District GO, School Improvement, Series A, FGIC Insured,
         5.60%, 12/01/21 ........................................................................       1,000,000       1,011,560
         5.50%, 12/01/27 ........................................................................       1,170,000       1,164,981
   Hilliard School District GO,
         Refunding, FGIC Insured, 6.55%, 12/01/05 ...............................................         500,000         547,545
         School Improvement, FGIC Insured, 5.75%, 12/01/28 ......................................       4,000,000       4,095,000
   Hudson Local School District GO, Refunding, FGIC Insured, 5.60%, 12/15/14 ....................       2,750,000       2,815,203
   Ironton Building Improvement, AMBAC Insured, 5.50%, 12/01/22 .................................       1,000,000       1,002,530
   Jackson Local School District GO, Stark and Summit Counties Local School District,
         FSA Insured, 5.50%, 12/01/20 ...........................................................       4,000,000       4,098,200
         FSA Insured, 5.625%, 12/01/25 ..........................................................       3,500,000       3,549,980
         MBIA Insured, 5.50%, 12/01/21 ..........................................................       3,060,000       3,075,820
   Kent State University Revenues, General Receipts,
         AMBAC Insured, Pre-Refunded, 6.45%, 5/01/12 ............................................       1,195,000       1,257,558
         MBIA Insured, 5.50%, 5/01/28 ...........................................................       2,500,000       2,485,725
   Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured,
    5.00%, 8/15/23 ..............................................................................       7,500,000       6,868,875
   Lake Local School District GO, Stark County, AMBAC Insured, 6.25%, 12/01/09 ..................       1,000,000       1,059,710
   Lakota Local District GO, AMBAC Insured, Pre-Refunded, 6.125%, 12/01/17 ......................       3,200,000       3,452,288
   Licking Valley Local School GO, MBIA Insured, 5.00%, 12/01/25 ................................       3,000,000       2,784,810
   Lincolnview Local School District, FGIC Insured, 5.50%, 12/01/25 .............................       4,225,000       4,227,366
   Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
    AMBAC Insured, 5.50%, 9/01/29 ...............................................................       6,250,000       6,117,000
   Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
    MBIA Insured, 5.50%, 9/01/27 ................................................................      10,000,000       9,820,600
   Loveland City School District GO, Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 .........       6,000,000       5,585,280


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                       PRINCIPAL
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   Lucas County GO, Limited Tax, FGIC Insured, 8.00%,
         12/01/06 ...............................................................................     $   120,000     $   141,462
         12/01/08 ...............................................................................         110,000         133,703
         12/01/09 ...............................................................................         120,000         147,960
         12/01/10 ...............................................................................         220,000         274,360
   Lucas County Hospital Revenue,
         Promedica Healthcare Obligation Group, AMBAC Insured, Pre-Refunded, 5.375%,
          11/15/29 ..............................................................................       1,000,000         960,810
         Promedica Healthcare Obligation Group, MBIA Insured, 5.75%, 11/15/14 ...................         300,000         310,665
         Promedica Healthcare Obligation Group, MBIA Insured, ETM, 5.75%, 11/15/14 ..............       4,460,000       4,830,804
         St. Vincent Medical Center, Refunding, Series B, MBIA Insured, 5.25%, 8/15/20 ..........       3,500,000       3,374,175
   Madison Local School District GO, Butler County, MBIA Insured, 5.75%, 12/01/26 ...............       1,000,000       1,020,840
   Mahoning County GO, Bridge Improvement,
         Limited Tax, AMBAC Insured, 7.20%, 12/01/09 ............................................       1,500,000       1,525,050
         Unlimited Tax, AMBAC Insured, 7.15%, 12/01/04 ..........................................       1,500,000       1,524,885
   Mahoning County Hospital Facilities Revenue,
         Western Reserve Care, MBIA Insured, ETM, 5.50%, 10/15/25 ...............................       4,750,000       4,705,018
         Youngstown Hospital Inc. Project, Series B, MBIA Insured, Pre-Refunded, 7.00%,
          10/15/08 ..............................................................................       2,000,000       2,107,200
   Mansfield Hospital Improvement Revenue, Mansfield General Hospital Project,
    AMBAC Insured, 6.70%, 12/01/09 ..............................................................       2,500,000       2,620,250
   Marietta City School District, Series B, AMBAC Insured, 5.75%, 12/01/07 ......................       1,000,000       1,042,380
   Marietta Water Revenue, AMBAC Insured, 5.95%, 12/01/21 .......................................       3,875,000       3,989,196
   Marion County City School District GO, School Facilities Construction and
    Improvement Project, FSA Insured,
         5.55%, 12/01/20 ........................................................................       1,000,000       1,006,560
         5.625%, 12/01/22 .......................................................................       1,100,000       1,110,384
   Marysville Exempted Village School District GO, School Improvement, AMBAC Insured,
    6.00%, 12/01/29 .............................................................................       2,890,000       3,026,928
   Mason Sewer Systems Revenue, FGIC Insured, 6.00%, 12/01/19 ...................................       1,935,000       1,993,379
   Maumee Hospital Revenue, St. Luke's Hospital Project, Refunding, AMBAC Insured, 5.80%,
    12/01/14 ....................................................................................       2,755,000       2,847,761
   Mentor Exempted Village School District GO, MBIA Insured, 6.625%, 12/01/13 ...................       2,000,000       2,094,920
   Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Nursing Care Inc.,
    Series B, MBIA Insured, 6.50%, 5/01/21 ......................................................       1,340,000       1,381,661
   Montgomery County Hospital Facilities Revenue, Kettering Medical Center Facilities,
    MBIA Insured, 7.40%, 4/01/09 ................................................................      12,510,000      12,657,118
   Montgomery County Revenue,
         Miami Valley Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 11/15/12 .............       1,600,000       1,673,696
         Miami Valley Hospital, Refunding, Series A, AMBAC Insured, 6.25%, 11/15/16 .............       3,250,000       3,377,985
         Sisters of Charity Health Care, Series A, MBIA Insured, 6.625%, 5/15/21 ................       1,565,000       1,615,111
   Muskingum County GO,
         County Office Building Improvement, AMBAC Insured, 7.20%, 12/01/10 .....................       1,000,000       1,026,410
         Justice Center Improvement, AMBAC Insured, Pre-Refunded, 6.375%, 12/01/17 ..............       1,695,000       1,799,531
   New Lexington HDC, Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
    5.85%,1/01/21 ...............................................................................       1,030,000       1,044,575
   New Philadelphia City School District GO, School Improvement, AMBAC Insured, 6.25%,
    12/01/17 ....................................................................................       2,000,000       2,058,620
   New Richmond Exempted Village School District GO, AMBAC Insured, 7.125%, 9/01/09 .............       1,500,000       1,528,155
   North Olmsted GO, AMBAC Insured, 6.25%, 12/15/12 .............................................       3,800,000       4,007,252
   North Ridgeville GO, City School District, AMBAC Insured, 6.30%, 12/01/17 ....................       2,900,000       3,058,311
   Northwest Local School District GO,
         Hamilton County, FGIC Insured, 5.15%, 12/01/22 .........................................       3,000,000       2,865,960
         Scioto County, AMBAC Insured, Pre-Refunded, 7.05%, 12/01/14 ............................       2,000,000       2,104,540
   Oak Hills Local School District GO, MBIA Insured, 5.45%, 12/01/21 ............................       5,000,000       5,009,400
   Ohio Capital Corp. HMR,
         Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ......................................       2,000,000       2,081,560
         Refunding, Series H, MBIA Insured, 6.90%, 7/01/24 ......................................       4,215,000       4,313,210
         Refunding, Series J, MBIA Insured, 6.50%, 1/01/25 ......................................       3,500,000       3,547,600
         Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15 ................       1,625,000       1,691,625
         Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23 .................       2,565,000       2,651,081
   Ohio HFA,
         MFHR, Northridge Apartments, FGIC Insured, 10.35%, 12/01/25 ............................         745,000         796,800
         MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .............       2,035,000       1,985,061
         RMR, Series A-1, GNMA Secured, 5.40%, 9/01/29 ..........................................       3,000,000       2,836,530
      (b)RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ............................................       6,035,000       5,966,925
         SFMR, Series C, GNMA Secured, 7.85%, 9/01/21 ...........................................         925,000         943,667
         SFMR, Series D, GNMA Secured, 7.50%, 9/01/13 ...........................................         625,000         637,606


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (UNAUDITED) (CONT.)


                                                                                                       PRINCIPAL
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   Ohio HFA, (cont.)
         SFMR, Series D, GNMA Secured, 7.05%, 9/01/16 ...........................................     $ 2,705,000     $ 2,789,369
         SFMR, Series I, GNMA Secured, 7.60%, 9/01/16 ...........................................       1,680,000       1,713,886
   Ohio Municipal Electric Generation Agency Joint Venture 5, Certificates of Beneficial
    Interest, AMBAC Insured,
         5.625%, 2/15/16 ........................................................................      12,000,000      12,180,480
         5.375%, 2/15/24 ........................................................................       4,000,000       3,934,440
   Ohio State Air Quality Development Authority Revenue,
         Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .........       5,000,000       4,966,950
         Columbus and Southern Power, Series A, FGIC Insured, 6.375%, 12/01/20 ..................       4,000,000       4,167,200
         JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ................................       6,875,000       6,881,600
         JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 1/01/29 ......................       1,230,000       1,279,704
         JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 4/01/29 ......................      15,245,000      15,861,050
         Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .....................       7,250,000       6,874,233
         PCR, Ohio Edison, Refunding, Series B, AMBAC Insured, 5.625%, 11/15/29 .................       5,400,000       5,400,702
         PCR, Pennsylvania Power Co., Refunding, Series A, AMBAC Insured, 6.45%, 5/01/27 ........       7,000,000       7,237,720
   Ohio State Building Authority Revenue, Adult Correctional Facilities, Series A,
         AMBAC Insured, 5.60%, 4/01/16 ..........................................................       2,000,000       2,035,300
         MBIA Insured, 6.125%, 10/01/13 .........................................................      13,000,000      13,759,460
   Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
    6.50%, 4/15/12 ..............................................................................       1,100,000       1,149,280
   Ohio State Education Loan Revenue, Series A-1, AMBAC Insured, 5.85%, 12/01/19 ................       5,000,000       5,036,850
   Ohio State Higher Educational Facility Commission Revenue,
         Oberlin College, Refunding, AMBAC Insured, 5.00%, 10/01/26 .............................       5,000,000       4,599,300
         University Dayton Project, FGIC Insured, 5.80%, 12/01/14 ...............................       1,300,000       1,350,791
         University Dayton Project, FGIC Insured, 6.75%, 12/01/15 ...............................       1,725,000       1,818,081
         Xavier University, MBIA Insured, 5.375%, 5/15/22 .......................................       5,000,000       4,933,400
   Ohio State Turnpike Commission Revenue, Series A, FGIC Insured, Pre-Refunded, 5.75%,
    2/15/24 .....................................................................................       1,000,000       1,060,200
   Ohio State University General Receipts Revenue, FSA Insured, 5.00%, 12/01/24 .................       3,025,000       2,819,754
   Ohio State Water Development Authority PCR, Facilities Revenue,
         Pennsylvania Power Co. Project, Refunding, AMBAC Insured, 6.15%, 8/01/23 ...............       3,420,000       3,544,488
         Water Control Loan Fund, Water Quality Series, MBIA Insured, 5.125%, 6/01/19 ...........       5,000,000       4,833,050
   Ohio State Water Development Authority Revenue,
         Cincinnati Gas, Refunding, Series A, MBIA Insured, 5.45%, 1/01/24 ......................       3,000,000       2,980,170
         Dayton Power, Refunding, Series A, AMBAC Insured, 6.40%, 8/15/27 .......................       5,000,000       5,173,400
         Fresh Water Service, AMBAC Insured, 5.90%, 12/01/21 ....................................       8,750,000       8,968,663
         Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ..................       1,000,000       1,024,920
         Pure Water, Refunding and Improvement, AMBAC Insured, ETM, 5.50%, 12/01/18 .............       4,450,000       4,474,609
         Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..............................       2,000,000       2,283,260
   Olentangy Local School District GO,
         BIG Insured, 7.75%, 12/01/08 ...........................................................         375,000         452,610
         BIG Insured, 7.75%, 12/01/09 ...........................................................         375,000         458,599
         BIG Insured, 7.75%, 12/01/10 ...........................................................         375,000         464,291
         School Facilities Construction and Improvement, FSA Insured, 5.625%, 12/01/27 ..........       4,500,000       4,546,710
   Olmsted Falls Local School District, FGIC Insured,
         5.85%, 12/15/17 ........................................................................       1,500,000       1,549,875
         Pre-Refunded, 7.05%, 12/15/11 ..........................................................       1,000,000       1,053,260
   Ontario Local School District GO, FSA Insured, 5.125%, 12/01/18 ..............................       4,000,000       3,895,680
   Orrville Water Systems Improvement Revenue, MBIA Insured, 6.125%, 12/01/18 ...................       1,150,000       1,200,957
   Ottawa County GO, Catawba Isle, AMBAC Insured, Pre-Refunded, 7.00%, 9/01/11 ..................       1,500,000       1,565,520
   Ottawa County Sewer System Revenue, Danbury Project, Refunding, AMBAC Insured, 5.50%,
    10/01/14 ....................................................................................       1,950,000       1,976,832
   Painesville Township Local School District GO, Lake County, FGIC Insured,
         5.625%, 12/01/09 .......................................................................       3,240,000       3,378,964
         5.65%, 12/01/15 ........................................................................       4,490,000       4,591,474
   Perrysburg Exempted Village School District,
         AMBAC Insured, 6.00%, 12/01/15 .........................................................       2,000,000       2,085,340
         Series B, FSA Insured, 5.00%, 12/01/25 .................................................       5,000,000       4,641,350
   Pickerington Local School District GO,
         AMBAC Insured, 5.00%, 12/01/25 .........................................................       8,335,000       7,672,117
         Refunding, AMBAC Insured, 5.55%, 12/01/07 ..............................................       1,000,000       1,044,160

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)


                                                                                                       PRINCIPAL
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   Plain Local School District GO, FGIC Insured, 6.00%, 12/01/25 ................................     $ 4,500,000     $ 4,713,345
   Powell Village GO, Series A, MBIA Insured, 5.60%, 12/01/22 ...................................         445,000         449,931
   Puerto Rico Commonwealth GO,
         FSA Insured, 5.40%, 7/01/25 ............................................................       3,000,000       3,005,430
         Refunding, MBIA Insured, 5.75%, 7/01/24 ................................................       2,000,000       2,043,900
   Puerto Rico PBA Revenue, Government Facilities, Series A, AMBAC Insured, 5.50%, 7/01/21 ......       4,000,000       4,038,120
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ...................      11,000,000      11,070,510
   Revere Local School District GO, AMBAC Insured, 6.00%, 12/01/16 ..............................       1,600,000       1,663,056
   Ridgewood Local School District GO, School Facilities Improvement, FSA Insured, 6.00%,
         12/01/24 ...............................................................................       1,730,000       1,807,521
   Riverside Local School District GO, School Facilities Constructions and Improvement
         Bonds, MBIA Insured, 5.75%, 12/01/22 ...................................................       1,000,000       1,041,080
   Rural Lorain County Water Authority, Water Resource Revenue Improvement, AMBAC Insured,
         5.875%, 10/01/24 .......................................................................       3,100,000       3,193,651
   Salem GO, AMBAC Insured, 6.50%, 12/01/06 .....................................................       2,000,000       2,210,660
   South Range Local School District GO, MBIA Insured, 6.15%, 12/01/18 ..........................         700,000         728,126
   Southwest Regional Water District Revenue, MBIA Insured, 6.00%,
         12/01/15 ...............................................................................       1,000,000       1,049,100
         12/01/20 ...............................................................................         700,000         723,044
   South-Western City School District of Franklin and Pickway Counties GO, FGIC Insured,
         ETM, 7.875%,
         12/01/04 ...............................................................................         550,000         622,171
         12/01/06 ...............................................................................         600,000         707,916
         12/01/07 ...............................................................................         600,000         720,132
   St. Henry Local Consolidated School District GO, MBIA Insured, 5.75%, 12/01/22 ...............       1,515,000       1,555,238
   St. Mary's Electric System Mortgage Revenue, AMBAC Insured, 6.65%, 12/01/11 ..................         600,000         627,534
   St. Mary's Waterworks Revenue, AMBAC Insured, 6.65%, 12/01/11 ................................         750,000         784,418
   Stark County GO, Refunding, AMBAC Insured, 5.70%, 11/15/17 ...................................       2,775,000       2,834,663
   Steubenville City School District, Series A, AMBAC Insured, Pre-Refunded, 6.20%, 12/01/17 ....       2,075,000       2,226,309
   Struthers City School District, AMBAC Insured, 6.50%, 12/01/14 ...............................       1,750,000       1,860,985
   Summit County GO, Limited Tax, Refunding, Series B, AMBAC Insured, 6.95%, 8/01/08 ............         400,000         416,456
   Sylvania City School District, FGIC Insured, 5.75%, 12/01/22 .................................       1,500,000       1,524,960
   Toledo GO, Limited Tax,
         AMBAC Insured, 5.95%, 12/01/15 .........................................................       3,715,000       3,903,759
         AMBAC Insured, 6.00%, 12/01/16 .........................................................       1,000,000       1,058,440
         FGIC Insured, 7.375%, 12/01/00 .........................................................         500,000         503,400
         FGIC Insured, 7.375%, 12/01/02 .........................................................         400,000         423,728
         FGIC Insured, 7.375%, 12/01/03 .........................................................         650,000         704,002
         FGIC Insured, 7.375%, 12/01/04 .........................................................         650,000         718,120
         FGIC Insured, 7.375%, 12/01/05 .........................................................         650,000         730,776
         FGIC Insured, 7.375%, 12/01/06 .........................................................         625,000         712,594
   Trumbull County Hospital Revenue, Refunding and Improvement,
         Series A, FGIC Insured, Pre-Refunded, 6.25%, 11/15/12 ..................................       1,000,000       1,056,280
         Series B, FGIC Insured, Pre-Refunded, 6.90%, 11/15/12 ..................................       2,000,000       2,095,000
   Twinsburg City School District, FSA Insured, 6.70%, 12/01/11 .................................       4,000,000       4,190,400
   University of Akron General Receipts, FGIC Insured,
         5.70%, 1/01/24 .........................................................................       7,050,000       7,170,414
         5.75%, 1/01/29 .........................................................................       1,500,000       1,525,545
   University of Cincinnati COP, MBIA Insured, Pre-Refunded, 6.75%, 12/01/09 ....................       1,600,000       1,677,920
   University of Cincinnati General Receipts,
         Series AD, MBIA Insured, 5.125%, 6/01/20 ...............................................       1,500,000       1,444,890
         Series W, MBIA Insured, 5.85%, 6/01/16 .................................................       1,630,000       1,692,233
   University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ...................       6,000,000       5,877,420
   University of Toledo General Receipts, Refunding, Series A, FGIC Insured, 5.90%, 6/01/20 .....       5,500,000       5,598,175
   Upper Arlington County School District GO, MBIA Insured, 5.25%, 12/01/22 .....................       5,000,000       4,840,300
   Urbana Wastewater Treatment Plant GO, Improvement, AMBAC Insured, 7.05%, 12/01/11 ............       1,000,000       1,074,120
   Valley Local School District, AMBAC Insured, 7.00%, 12/01/13 .................................       1,400,000       1,532,426
   Wadsworth City School District GO, FGIC Insured, 5.75%, 12/01/22 .............................       1,200,000       1,232,892
   Warren GO, MBIA Insured, Pre-Refunded, 6.65%, 11/01/12 .......................................       2,415,000       2,619,744
   Warrensville Heights City School District GO, School Improvement, FGIC Insured,
         5.625%, 12/01/20 .......................................................................       3,500,000       3,571,295
         5.75%, 12/01/24 ........................................................................       2,750,000       2,818,393


FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)


                                                                                                       PRINCIPAL
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   Wausen Exempted Village School District GO, Refunding and School Improvements,
    MBIA Insured, 5.50%, 12/01/17 ...............................................................     $ 1,800,000     $  1,824,750
   Wayne Local School District GO, Warren County, AMBAC Insured, 6.10%, 12/01/24 ................       1,800,000        1,874,466
   Western Reserve Local School District GO, Classroom Facilities Improvement, MBIA Insured,
    5.75%, 12/01/23 .............................................................................       1,825,000        1,874,896
   Westerville, Minerva Park and Blendon Joint Township Hospital District Revenue,
    St. Ann's Hospital, Refunding, Series B, AMBAC Insured, ETM, 7.00%, 9/15/12 .................       5,000,000        5,208,000
   Westfall Local School District GO, School Facilities Construction Improvement, FGIC
    Insured, 6.00%, 12/01/22 ....................................................................       2,850,000        2,982,269
   Wilmington City School District GO, FGIC Insured, 6.30%, 12/01/14 ............................       2,000,000        2,086,680
   Wilmington Water Revenue, First Mortgage System, AMBAC Insured, 6.00%, 6/15/21 ...............       2,510,000        2,602,067
   Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 .................         500,000          523,200
   Wooster City School District GO, AMBAC Insured, Pre-Refunded, 6.50%, 12/01/17 ................       8,700,000        9,259,485
   Worthington City School District GO, Refunding, FGIC Insured, 6.375%, 12/01/12 ...............       2,350,000        2,467,312
   Youngstown State University General Receipts, AMBAC Insured, Pre-Refunded, 6.00%, 12/15/16 ...       2,250,000        2,427,008
                                                                                                                      ------------
   TOTAL LONG TERM INVESTMENTS (COST $703,029,959) ..............................................                      721,628,365
                                                                                                                      ------------
(a)SHORT TERM INVESTMENTS .1%
   Ohio State Air Quality Development Authority Revenue, PCR, Ohio Edison, Series C, Daily
    VRDN and Put, 4.25%, 6/01/23 ................................................................         900,000          900,000
   Ohio State Water Development Authority, Pollution Control Facilities Revenue, Toledo
    Edison Co. Project A, Refunding, Daily VRDN and Put, 4.25%, 4/01/24 .........................         200,000          200,000
                                                                                                                      ------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,100,000) ...............................................                        1,100,000
                                                                                                                      ------------
   TOTAL INVESTMENTS (COST $704,129,959) 98.9% ..................................................                      722,728,365
   OTHER ASSETS, LESS LIABILITIES 1.1% ..........................................................                        7,791,125
                                                                                                                      ------------
   NET ASSETS 100.0% ............................................................................                     $730,519,490
                                                                                                                      ============




See glossary of terms on page 88.


(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.



                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS, AUGUST 31, 2000(UNAUDITED) (CONT.)



GLOSSARY OF TERMS
--------------------------------------------------------------------------------

AMBAC    -    American Municipal Bond Assurance Corp.
BART     -    Bay Area Rapid Transit
BIG      -    Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name).
CDA      -    Community Development Authority/Agency
CDD      -    Community Development District
COP      -    Certificate of Participation
EDA      -    Economic Development Authority
EDC      -    Economic Development Corp.
ETM      -    Escrow to Maturity
FGIC     -    Financial Guaranty Insurance Co.
FNMA     -    Federal National Mortgage Association
FSA      -    Financial Security Assistance
GNMA     -    Government National Mortgage Association
GO       -    General Obligation
HDA      -    Housing Development Authority/Agency
HDC      -    Housing Development Corp.
HFA      -    Housing Finance Authority/Agency
HFAR     -    Housing Finance Authority Revenue
HFC      -    Housing Finance Corp.
HMR      -    Home Mortgage Revenue
ID       -    Improvement District
IDA      -    Industrial Development Authority/Agency
IDAR     -    Industrial Development Authority/Agency Revenue
IDB      -    Industrial Development Board
IDR      -    Industrial Development Revenue
ISD      -    Independent School District
LP       -    Limited Partnership
MBIA     -    Municipal Bond Investors Assurance Corp.
MF       -    Multi-Family
MFHR     -    Multi-Family Housing Revenue
MFMR     -    Multi-Family Mortgage Revenue
MFR      -    Multi-Family Revenue
MUD      -    Municipal Utility District
PBA      -    Public Building Authority
PCR      -    Pollution Control Revenue
PUD      -    Public Utility District
RDA      -    Redevelopment Authority/Agency
RDAR     -    Redevelopment Authority/Agency Revenue
RMR      -    Residential Mortgage Revenue
SF       -    Single Family
SFHR     -    Single Family Housing Revenue
SFM      -    Single Family Mortgage
SFMR     -    Single Family Mortgage Revenue
USD      -    Unified School District
VRDN     -    Variable rate demand notes


FRANKLIN TAX-FREE TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2000 (UNAUDITED)

                                                         FRANKLIN            FRANKLIN                                 FRANKLIN
                                                      ARIZONA INSURED     FLORIDA INSURED        FRANKLIN           MASSACHUSETTS
                                                         TAX-FREE            TAX-FREE         INSURED TAX-FREE    INSURED TAX-FREE
                                                        INCOME FUND         INCOME FUND         INCOME FUND          INCOME FUND
                                                      ----------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ...........................................    $    71,494,995     $   108,177,372     $ 1,448,666,449     $   330,669,848
                                                      ============================================================================
  Value ..........................................         72,038,611         109,886,367       1,479,537,487         337,232,600
 Cash ............................................            225,905                  --             545,903              94,212
 Receivables:
  Investment securities sold .....................            941,898             992,055                  --                  --
  Capital shares sold ............................             29,222             127,543             435,981             572,755
  Interest .......................................            840,820           1,985,617          20,557,842           4,460,911
                                                      ----------------------------------------------------------------------------
        Total assets .............................         74,076,456         112,991,582       1,501,077,213         342,360,478
                                                      ----------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ................                 --           2,771,520                  --           2,007,933
  Capital shares redeemed ........................             86,011             177,911           1,922,032             113,525
  Affiliates .....................................             44,552              67,846             765,900             199,182
  Shareholders ...................................              7,986              87,093           1,309,610             203,901
 Distributions to shareholders ...................            126,720             192,836           2,823,179             622,696
 Funds advanced by custodian .....................                 --              25,329                  --                  --
 Other liabilities ...............................             19,642              17,640             194,662              33,861
                                                      ----------------------------------------------------------------------------
        Total liabilities ........................            284,911           3,340,175           7,015,383           3,181,098
                                                      ----------------------------------------------------------------------------
         Net assets, at value ....................    $    73,791,545     $   109,651,407     $ 1,494,061,830     $   339,179,380
                                                      ============================================================================
Net assets consist of:
 Undistributed net investment income .............    $            --     $        10,435     $            --     $            --
 Accumulated distributions in excess of net
  investment income ..............................            (27,402)                 --          (2,175,989)           (199,404)
 Net unrealized appreciation .....................            543,616           1,708,995          30,871,038           6,562,752
 Accumulated net realized loss ...................         (1,550,369)         (2,111,802)         (4,728,678)         (1,952,564)
 Capital shares ..................................         74,825,700         110,043,779       1,470,095,459         334,768,596
                                                      ----------------------------------------------------------------------------
         Net assets, at value ....................    $    73,791,545     $   109,651,407     $ 1,494,061,830     $   339,179,380
                                                      ============================================================================




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements(continued)


STATEMENTS OF ASSETS AND LIABILITIES(CONT.)
AUGUST 31, 2000 (UNAUDITED)


                                                               FRANKLIN          FRANKLIN                             FRANKLIN
                                                            ARIZONA INSURED   FLORIDA INSURED       FRANKLIN        MASSACHUSETTS
                                                               TAX-FREE          TAX-FREE       INSURED TAX-FREE   INSURED TAX-FREE
                                                              INCOME FUND       INCOME FUND        INCOME FUND       INCOME FUND
                                                            -----------------------------------------------------------------------
CLASS A:
 Net assets, at value ..................................    $   73,791,545    $   109,651,407    $1,439,055,532    $   311,883,680
                                                            =======================================================================
 Shares outstanding ....................................         7,114,618         10,892,899       123,025,098         27,838,766
                                                            =======================================================================
 Net asset value per share(a) ..........................    $        10.37    $         10.07    $        11.70    $         11.20
                                                            =======================================================================
 Maximum offering price per share
  (net asset value per share / 95.75%) .................    $        10.83    $         10.52    $        12.22    $         11.70
                                                            =======================================================================

CLASS B:
 Net assets, at value ..................................                --                 --    $    1,141,227                 --
                                                            =======================================================================
 Shares outstanding ....................................                --                 --            97,446                 --
                                                            =======================================================================
 Net asset value and maximum offering price per share(a)                --                 --    $        11.71                 --
                                                            =======================================================================

CLASS C:
 Net assets, at value ..................................                --                 --    $   53,865,071    $    27,295,700
                                                            =======================================================================
 Shares outstanding ....................................                --                 --         4,576,525          2,423,152
                                                            =======================================================================
 Net asset value per share(a) ..........................                --                 --    $        11.77    $         11.26
                                                            =======================================================================
 Maximum offering price per share
  (net asset value per share / 99%) ....................                --                 --    $        11.89    $         11.37
                                                            =======================================================================



(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



                      See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements(continued)


STATEMENTS OF ASSETS AND LIABILITIES(CONT.)
AUGUST 31, 2000 (UNAUDITED)


                                                                     FRANKLIN           FRANKLIN            FRANKLIN
                                                                     MICHIGAN           MINNESOTA             OHIO
                                                                 INSURED TAX-FREE    INSURED TAX-FREE    INSURED TAX-FREE
                                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                                 --------------------------------------------------------
Assets:
 Investments in securities:
  Cost ......................................................    $ 1,056,287,050     $   482,720,046     $   704,129,959
                                                                 ========================================================
  Value .....................................................      1,096,545,196         487,093,074         722,728,365
 Cash .......................................................             44,663               3,621             171,834
 Receivables:
  Investment securities sold ................................                 --                  --           5,992,192
  Capital shares sold .......................................          1,955,165             368,854             499,946
  Interest ..................................................         17,088,215           4,942,892          11,012,714
                                                                 --------------------------------------------------------
        Total assets ........................................      1,115,633,239         492,408,441         740,405,051
                                                                 --------------------------------------------------------

Liabilities:
 Payables:
  Investment securities purchased ...........................                 --          13,021,478           6,699,410
  Capital shares redeemed ...................................          1,448,954             511,636             779,421
  Affiliates ................................................            583,104             265,738             402,686
  Shareholders ..............................................            805,687             533,017             551,168
 Distributions to shareholders ..............................          2,034,495             867,679           1,341,228
 Other liabilities ..........................................             99,273              76,599             111,648
                                                                 --------------------------------------------------------
        Total liabilities ...................................          4,971,513          15,276,147           9,885,561
                                                                 --------------------------------------------------------
         Net assets, at value ...............................    $ 1,110,661,726     $   477,132,294     $   730,519,490
                                                                 ========================================================

Net assets consist of:
 Accumulated distributions in excess of net investment income    $    (1,082,552)    $      (555,360)    $      (353,471)
 Net unrealized appreciation ................................         40,258,146           4,373,028          18,598,406
 Accumulated net realized loss ..............................         (1,703,826)         (3,625,477)         (2,557,286)
 Capital shares .............................................      1,073,189,958         476,940,103         714,831,841
                                                                 --------------------------------------------------------
         Net assets, at value ...............................    $ 1,110,661,726     $   477,132,294     $   730,519,490
                                                                 ========================================================





                       See notes to financial statements.


FRANKLIN TAX-FREE TRUST
Financial Statements(continued)


STATEMENTS OF ASSETS AND LIABILITIES(CONT.)
AUGUST 31, 2000 (UNAUDITED)


                                                                             FRANKLIN          FRANKLIN           FRANKLIN
                                                                             MICHIGAN          MINNESOTA            OHIO
                                                                         INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                                                           INCOME FUND        INCOME FUND        INCOME FUND
                                                                         ------------------------------------------------------
CLASS A:
 Net assets, at value ................................................    $1,059,911,932     $  454,218,823     $  689,017,362
                                                                         ======================================================
 Shares outstanding ..................................................        89,770,015         39,218,862         57,598,943
                                                                         ======================================================
 Net asset value per share(a) ........................................    $        11.81     $        11.58     $        11.96
                                                                         ======================================================
 Maximum offering price per share (net asset value per share / 95.75%)    $        12.33     $        12.09     $        12.49
                                                                         ======================================================

CLASS B:
 Net assets, at value ................................................    $    2,361,312                 --     $    1,298,563
                                                                         ======================================================
 Shares outstanding ..................................................           199,576                 --            108,401
                                                                         ======================================================
 Net asset value and maximum offering price per share(a) .............    $        11.83                 --     $        11.98
                                                                         ======================================================

CLASS C:
 Net assets, at value ................................................    $   48,388,482     $   22,913,471     $   40,203,565
                                                                         ======================================================
 Shares outstanding ..................................................         4,070,138          1,968,756          3,341,542
                                                                         ======================================================
 Net asset value per share(a) ........................................    $        11.89     $        11.64     $        12.03
                                                                         ======================================================
 Maximum offering price per share (net asset value per share / 99%) ..    $        12.01     $        11.76     $        12.15
                                                                         ======================================================




(a)Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements(continued)


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)


                                                           FRANKLIN          FRANKLIN                               FRANKLIN
                                                        ARIZONA INSURED   FLORIDA INSURED        FRANKLIN         MASSACHUSETTS
                                                           TAX-FREE          TAX-FREE        INSURED TAX-FREE   INSURED TAX-FREE
                                                          INCOME FUND       INCOME FUND         INCOME FUND        INCOME FUND
                                                        -------------------------------------------------------------------------
Investment income:
 Interest ..........................................     $  2,029,378      $  3,113,853        $ 44,319,448       $  9,893,098
                                                        -------------------------------------------------------------------------

Expenses:
 Management fees (Note 3) ..........................          224,476           332,288           3,466,549            875,044
 Distribution fees (Note 3)
  Class A ..........................................           34,596            54,193             652,944            147,985
  Class B ..........................................               --                --               1,685                 --
  Class C ..........................................               --                --             177,881             86,445
 Transfer agent fees (Note 3) ......................           13,338            20,632             348,244             83,761
 Custodian fees ....................................              360               600               7,271              1,652
 Reports to shareholders ...........................            2,470             4,647              59,715             11,971
 Registration and filing fees ......................            7,502             4,194              53,988             11,320
 Professional fees (Note 3) ........................            3,807             3,175              19,030              6,788
 Trustees' fees and expenses .......................              384               617              10,212              1,832
 Other .............................................            7,323             6,699              48,596             15,771
                                                        -------------------------------------------------------------------------
        Total expenses .............................          294,256           427,045           4,846,115          1,242,569
                                                        -------------------------------------------------------------------------
         Net investment income .....................        1,735,122         2,686,808          39,473,333          8,650,529
                                                        -------------------------------------------------------------------------

Realized and unrealized gains (losses):
 Net realized loss from investments ................         (503,151)         (301,900)           (142,237)          (561,623)
 Net unrealized appreciation on investments ........        4,270,950         5,293,951          59,191,216         14,332,433
                                                        -------------------------------------------------------------------------
Net realized and unrealized gain ...................        3,767,799         4,992,051          59,048,979         13,770,810
                                                        -------------------------------------------------------------------------
Net increase in net assets resulting from operations     $  5,502,921      $  7,678,859        $ 98,522,312       $ 22,421,339
                                                        =========================================================================




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements(continued)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)


                                                            FRANKLIN          FRANKLIN            FRANKLIN
                                                            MICHIGAN          MINNESOTA             OHIO
                                                        INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                                          INCOME FUND        INCOME FUND        INCOME FUND
                                                        ------------------------------------------------------
Investment income:
 Interest ..........................................      $ 31,994,552       $ 13,688,272       $ 21,139,835
                                                        ------------------------------------------------------
Expenses:
 Management fees (Note 3) ..........................         2,595,535          1,185,865          1,750,864
 Distribution fees (Note 3)
  Class A ..........................................           494,706            210,959            324,165
  Class B ..........................................             3,428                 --              1,932
  Class C ..........................................           155,112             71,284            130,736
 Transfer agent fees (Note 3) ......................           294,862            144,733            204,349
 Custodian fees ....................................             5,839              2,363              3,728
 Reports to shareholders ...........................            54,170             22,155             35,430
 Registration and filing fees ......................            11,070              8,925             16,181
 Professional fees (Note 3) ........................            17,081              8,562             31,900
 Trustees' fees and expenses .......................             5,958              3,056              5,097
 Other .............................................            26,933             17,334             33,287
                                                        ------------------------------------------------------
        Total expenses .............................         3,664,694          1,675,236          2,537,669
                                                        ------------------------------------------------------
         Net investment income .....................        28,329,858         12,013,036         18,602,166
                                                        ------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized loss from investments ................          (311,918)        (2,234,292)        (1,263,938)
 Net unrealized appreciation on investments ........        41,701,977         21,243,506         28,845,050
                                                        ------------------------------------------------------
Net realized and unrealized gain ...................        41,390,059         19,009,214         27,581,112
                                                        ------------------------------------------------------
Net increase in net assets resulting from operations      $ 69,719,917       $ 31,022,250       $ 46,183,278
                                                        ======================================================




                      See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements(continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000


                                                                  FRANKLIN ARIZONA INSURED           FRANKLIN FLORIDA INSURED
                                                                    TAX-FREE INCOME FUND               TAX-FREE INCOME FUND
                                                              -------------------------------------------------------------------
                                                                SIX MONTHS        YEAR ENDED       SIX MONTHS        YEAR ENDED
                                                                   ENDED         FEBRUARY 29,         ENDED         FEBRUARY 29,
                                                              AUGUST 31, 2000        2000        AUGUST 31, 2000        2000
                                                              -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................    $   1,735,122    $   3,850,387     $   2,686,808    $   5,703,415
  Net realized loss from investments ......................         (503,151)        (864,384)         (301,900)        (542,354)
  Net unrealized appreciation (depreciation) on investments        4,270,950       (7,201,575)        5,293,951      (10,374,422)
                                                              -------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from operations ........................        5,502,921       (4,215,572)        7,678,859       (5,213,361)
 Distributions to shareholders from:
  Net investment income ...................................       (1,735,122)      (3,918,083)       (2,684,245)      (5,735,968)
  In excess of net investment income ......................          (18,180)          (9,222)               --               --
                                                              -------------------------------------------------------------------
 Total distributions to shareholders ......................       (1,753,302)      (3,927,305)       (2,684,245)      (5,735,968)
 Capital share transactions: (Note 2) .....................       (2,475,223)         (24,399)       (4,174,507)      (4,707,193)
                                                              -------------------------------------------------------------------
        Net increase (decrease) in net assets .............        1,274,396       (8,167,276)          820,107      (15,656,522)
Net assets:
 Beginning of period ......................................       72,517,149       80,684,425       108,831,300      124,487,822
                                                              -------------------------------------------------------------------
 End of period ............................................    $  73,791,545    $  72,517,149     $ 109,651,407    $ 108,831,300
                                                              ===================================================================
Undistributed net investment income (accumulated
 distributions in excess of net investment income) included
 in net assets:
  End of period ...........................................    $     (27,402)   $      (9,222)    $      10,435    $       7,872
                                                              ===================================================================




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000


                                                                      FRANKLIN INSURED               FRANKLIN MASSACHUSETTS INSURED
                                                                    TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                                              ----------------------------------------------------------------------
                                                                SIX MONTHS          YEAR ENDED        SIX MONTHS         YEAR ENDED
                                                                  ENDED            FEBRUARY 29,         ENDED           FEBRUARY 29,
                                                              AUGUST 31, 2000         2000          AUGUST 31, 2000        2000
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................   $   39,473,333     $   86,901,170     $    8,650,529     $ 18,293,604
  Net realized loss from investments ......................         (142,237)        (4,583,322)          (561,623)      (1,390,941)
  Net unrealized appreciation (depreciation) on investments       59,191,216       (139,213,298)        14,332,433      (29,607,121)
                                                              ----------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
         from operations ..................................       98,522,312        (56,895,450)        22,421,339      (12,704,458)
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................      (38,165,994)       (83,999,774)        (8,035,575)     (17,014,519)
   Class B ................................................          (11,772)               (71)                --               --
   Class C ................................................       (1,295,567)        (2,901,325)          (614,954)      (1,233,276)
  In excess of net investment income:
   Class A ................................................         (302,073)          (128,561)           (56,516)              --
   Class B ................................................              (93)                --                 --               --
   Class C ................................................          (10,254)            (4,440)            (4,325)              --
  Net realized gains:
   Class A ................................................               --         (2,954,541)                --               --
   Class C ................................................               --           (115,941)                --               --
                                                              ----------------------------------------------------------------------
 Total distributions to shareholders ......................      (39,785,753)       (90,104,653)        (8,711,370)     (18,247,795)
 Capital share transactions: (Note 2)
  Class A .................................................      (63,052,401)      (140,018,064)        (7,235,147)      (4,931,023)
  Class B .................................................        1,054,890             63,000                 --               --
  Class C .................................................       (4,912,972)        (2,989,153)        (1,078,857)       3,286,208
                                                              ----------------------------------------------------------------------
 Total capital share transactions .........................      (66,910,483)      (142,944,217)        (8,314,004)      (1,644,815)
        Net increase (decrease) in net assets .............       (8,173,924)      (289,944,320)         5,395,965      (32,597,068)
Net assets:
 Beginning of period ......................................    1,502,235,754      1,792,180,074        333,783,415      366,380,483
                                                              ----------------------------------------------------------------------
 End of period ............................................   $1,494,061,830     $1,502,235,754     $  339,179,380     $333,783,415
                                                              ======================================================================
Accumulated distributions in excess of net investment
 income included in net assets:
  End of period ...........................................   $   (2,175,989)    $   (1,863,569)    $     (199,404)    $   (138,563)
                                                              ======================================================================




                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000


                                                                 FRANKLIN MICHIGAN INSURED             FRANKLIN MINNESOTA INSURED
                                                                    TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                                              ----------------------------------------------------------------------
                                                                SIX MONTHS         YEAR ENDED         SIX MONTHS         YEAR ENDED
                                                                  ENDED           FEBRUARY 29,          ENDED           FEBRUARY 29,
                                                              AUGUST 31, 2000         2000          AUGUST 31, 2000        2000
                                                              ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................   $   28,329,858     $   60,191,236     $   12,013,036     $ 25,703,798
  Net realized loss from investments ......................         (311,918)        (1,175,679)        (2,234,292)      (1,391,185)
  Net unrealized appreciation (depreciation) on investments       41,701,977        (90,745,904)        21,243,506      (42,186,535)
                                                              ----------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
         from operations ..................................       69,719,917        (31,730,347)        31,022,250      (17,873,922)
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................      (27,207,245)       (57,627,770)       (11,513,843)     (24,693,081)
   Class B ................................................          (23,104)              (470)                --               --
   Class C ................................................       (1,099,509)        (2,366,024)          (499,193)      (1,010,717)
  In excess of net investment income:
   Class A ................................................         (217,342)                --           (172,095)        (315,053)
   Class B ................................................             (185)                --                 --               --
   Class C ................................................           (8,783)                --             (7,461)         (12,896)
  Net realized gains:
   Class A ................................................               --            (29,134)                --       (1,012,367)
   Class C ................................................               --             (1,391)                --          (45,306)
                                                              ----------------------------------------------------------------------
 Total distributions to shareholders ......................      (28,556,168)       (60,024,789)       (12,192,592)     (27,089,420)
 Capital share transactions: (Note 2)
  Class A .................................................      (37,199,441)       (15,930,404)       (14,875,559)     (21,060,438)
  Class B .................................................        2,082,032            226,865                 --               --
  Class C .................................................       (2,437,271)         3,195,982            207,770        2,924,255
                                                              ----------------------------------------------------------------------
 Total capital share transactions .........................      (37,554,680)       (12,507,557)       (14,667,789)     (18,136,183)
        Net increase (decrease) in net assets .............        3,609,069       (104,262,693)         4,161,869      (63,099,525)
Net assets:
 Beginning of period ......................................    1,107,052,657      1,211,315,350        472,970,425      536,069,950
                                                              ----------------------------------------------------------------------
 End of period ............................................   $1,110,661,726     $1,107,052,657     $  477,132,294     $472,970,425
                                                              ======================================================================
Accumulated distributions in excess of net investment
 income included in net assets:
  End of period ...........................................   $   (1,082,552)    $     (856,242)    $     (555,360)    $   (375,804)
                                                              ======================================================================




                       See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
AND THE YEAR ENDED FEBRUARY 29, 2000


                                                                                              FRANKLIN OHIO INSURED
                                                                                              TAX-FREE INCOME FUND
                                                                                       -------------------------------------
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                       AUGUST 31, 2000     FEBRUARY 29, 2000
                                                                                       -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................    $  18,602,166        $  39,933,503
  Net realized loss from investments ...............................................       (1,263,938)          (1,293,348)
  Net unrealized appreciation (depreciation) on investments ........................       28,845,050          (62,487,259)
                                                                                       -------------------------------------
        Net increase (decrease) in net assets resulting from operations ............       46,183,278          (23,847,104)
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................................................      (17,665,611)         (38,019,372)
   Class B .........................................................................          (13,573)                (123)
   Class C .........................................................................         (922,982)          (1,914,008)
  In excess of net investment income:
   Class A .........................................................................         (183,031)            (126,788)
   Class B .........................................................................             (141)                  --
   Class C .........................................................................           (9,563)              (6,383)
  Net realized gains:
   Class A .........................................................................               --           (1,086,554)
   Class C .........................................................................               --              (61,042)
                                                                                       -------------------------------------
 Total distributions to shareholders ...............................................      (18,794,901)         (41,214,270)
 Capital share transactions: (Note 2)
  Class A ..........................................................................      (25,900,309)         (25,936,766)
  Class B ..........................................................................        1,191,386               75,442
  Class C ..........................................................................       (1,500,860)           1,413,023
                                                                                       -------------------------------------
 Total capital share transactions ..................................................      (26,209,783)         (24,448,301)
        Net increase (decrease) in net assets ......................................        1,178,594          (89,509,675)
Net assets:
 Beginning of period ...............................................................      729,340,896          818,850,571
                                                                                       -------------------------------------
 End of period .....................................................................    $ 730,519,490        $ 729,340,896
                                                                                       =====================================
Accumulated distributions in excess of net investment income included in net assets:
 End of period .....................................................................    $    (353,471)       $    (160,736)
                                                                                       =====================================




                     See notes to financial statements.

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-six separate series. All Funds included in this report (the Funds) are diversified except the Franklin Arizona Insured Tax-Free Income Fund and the Franklin Florida Insured Tax-Free Income Fund. The investment objective of the Funds included in this report is to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. INSURANCE

The scheduled payments of interest and principal for each long-term municipal security in the Trust are insured by either a new issue insurance policy, a portfolio insurance policy, a secondary insurance policy, or by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A                     CLASS A & CLASS C                  CLASS A, CLASS B & CLASS C
--------------------------------------------------------------------------------------------------------
Franklin Arizona Insured    Franklin Massachusetts Insured     Franklin Insured Tax-Free Income Fund
 Tax-Free Income Fund        Tax-Free Income Fund              Franklin Michigan Insured Tax-Free
Franklin Florida Insured    Franklin Minnesota Insured          Income Fund
 Tax-Free Income Fund        Tax-Free Income Fund              Franklin Ohio Insured Tax-Free Income Fund

At August 31, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:


                                                       FRANKLIN ARIZONA INSURED             FRANKLIN FLORIDA INSURED
                                                         TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                                     ------------------------------------------------------------------
                                                       SHARES           AMOUNT              SHARES          AMOUNT
                                                     ------------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2000
 Shares sold ..................................          464,091     $   4,711,344           402,742     $   3,961,923
 Shares issued in reinvestment of distributions           84,231           847,462           104,417         1,022,497
 Shares redeemed ..............................         (799,610)       (8,034,029)         (938,782)       (9,158,927)
                                                     ------------------------------------------------------------------
Net decrease ..................................         (251,288)    $  (2,475,223)         (431,623)    $  (4,174,507)
                                                     ==================================================================
Year ended February 29, 2000
 Shares sold ..................................        2,453,917     $  25,296,356         3,353,488     $  33,401,084
 Shares issued in reinvestment of distributions          198,966         2,037,874           202,653         2,024,670
 Shares redeemed ..............................       (2,729,952)      (27,358,629)       (4,057,502)      (40,132,947)
                                                     ------------------------------------------------------------------
Net decrease ..................................          (77,069)    $     (24,399)         (501,361)    $  (4,707,193)
                                                     ==================================================================

                                                                                                   FRANKLIN
                                                          FRANKLIN INSURED                  MASSACHUSETTS INSURED
                                                        TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                                     ------------------------------------------------------------------
                                                       SHARES           AMOUNT              SHARES          AMOUNT
                                                     ------------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2000
 Shares sold ..................................        3,371,977     $  38,607,596           996,306     $  10,902,068
 Shares issued in reinvestment of distributions        1,457,910        16,649,321           347,660         3,795,020
 Shares redeemed ..............................      (10,369,079)     (118,309,318)       (2,016,980)      (21,932,235)
                                                     ------------------------------------------------------------------
Net decrease ..................................       (5,539,192)    $ (63,052,401)         (673,014)    $  (7,235,147)
                                                     ==================================================================
Year ended February 29, 2000
 Shares sold ..................................       19,707,494     $ 231,292,083         3,962,796     $  44,900,906
 Shares issued in reinvestment of distributions        3,316,153        38,762,056           716,003         7,977,204
 Shares redeemed ..............................      (35,299,112)     (410,072,203)       (5,217,521)      (57,809,133)
                                                     ------------------------------------------------------------------
Net decrease ..................................      (12,275,465)    $(140,018,064)         (538,722)    $  (4,931,023)
                                                     ==================================================================
CLASS B SHARES:
Six months ended August 31, 2000
 Shares sold ..................................           92,184     $   1,059,187
 Shares issued in reinvestment of distributions              656             7,554
 Shares redeemed ..............................           (1,020)          (11,851)
                                                     ------------------------------
Net increase ..................................           91,820     $   1,054,890
                                                     ==============================
Year ended February 29, 2000(a)
 Shares sold ..................................           14,530     $     163,000
 Shares issued in reinvestment of distributions                1                12
 Shares redeemed ..............................           (8,905)         (100,012)
                                                     ------------------------------
Net increase ..................................            5,626     $      63,000
                                                     ==============================


(a) For the period February 1, 2000 (effective date) to February 29, 2000.


FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)


                                                                                                   FRANKLIN
                                                           FRANKLIN INSURED                  MASSACHUSETTS INSURED
                                                         TAX-FREE INCOME FUND                 TAX-FREE INCOME FUND
                                                     ------------------------------------------------------------------
                                                        SHARES           AMOUNT             SHARES           AMOUNT
                                                     ------------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2000
 Shares sold ..................................          244,404     $   2,801,049           212,996     $   2,345,981
 Shares issued in reinvestment of distributions           64,137           736,740            38,303           420,435
 Shares redeemed ..............................         (737,951)       (8,450,761)         (349,743)       (3,845,273)
                                                     ------------------------------------------------------------------
Net decrease ..................................         (429,410)    $  (4,912,972)          (98,444)    $  (1,078,857)
                                                     ==================================================================
Year ended February 29, 2000
 Shares sold ..................................        1,513,376     $  17,938,774           966,201     $  10,781,033
 Shares issued in reinvestment of distributions          157,205         1,849,145            76,607           856,655
 Shares redeemed ..............................       (1,948,799)      (22,777,072)         (754,410)       (8,351,480)
                                                     ------------------------------------------------------------------
Net increase (decrease) .......................         (278,218)    $  (2,989,153)          288,398     $   3,286,208
                                                     ==================================================================

                                                       FRANKLIN MICHIGAN INSURED           FRANKLIN MINNESOTA INSURED
                                                          TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                                     ------------------------------------------------------------------
                                                        SHARES           AMOUNT             SHARES           AMOUNT
                                                     ------------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2000
 Shares sold ..................................        2,321,730     $  26,810,850           890,986     $  10,029,319
 Shares issued in reinvestment of distributions        1,203,111        13,881,520           549,351         6,207,829
 Shares redeemed ..............................       (6,755,582)      (77,891,811)       (2,761,028)      (31,112,707)
                                                     ------------------------------------------------------------------
Net decrease ..................................       (3,230,741)    $ (37,199,441)       (1,320,691)    $ (14,875,559)
                                                     ==================================================================
Year ended February 29, 2000
 Shares sold ..................................       10,186,319     $ 121,214,207         3,490,337     $  40,650,218
 Shares issued on merger(b) ...................        1,293,437        15,172,016                --                --
 Shares issued in reinvestment of distributions        2,518,024        29,587,974         1,201,706        13,903,684
 Shares redeemed ..............................      (15,575,753)     (181,904,601)       (6,592,039)      (75,614,340)
                                                     ------------------------------------------------------------------
Net decrease ..................................       (1,577,973)    $ (15,930,404)       (1,899,996)    $ (21,060,438)
                                                     ==================================================================

CLASS B SHARES:
Six months ended August 31, 2000
 Shares sold ..................................          190,739     $   2,210,916
 Shares issued in reinvestment of distributions            1,099            12,740
 Shares redeemed ..............................          (12,298)         (141,624)
                                                     ------------------------------
Net increase ..................................          179,540     $   2,082,032
                                                     ==============================
Year ended February 29, 2000(a)
 Shares sold ..................................           20,025     $     226,741
 Shares issued in reinvestment of distributions               11               124
                                                     ------------------------------
Net increase ..................................           20,036     $     226,865
                                                     ==============================


(a) For the period February 1, 2000 (effective date) to February 29, 2000.

(b) For the Franklin Michigan Insured Tax-Free Income Fund, during the year ended February 29, 2000, the fund acquired the net assets of the Franklin Michigan Tax-Free Income Fund pursuant to a plan of reorganization approved by Franklin Michigan Tax-Free Income Fund's shareholders.

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)


                                                                  FRANKLIN MICHIGAN INSURED            FRANKLIN MINNESOTA INSURED
                                                                    TAX-FREE INCOME FUND                  TAX-FREE INCOME FUND
                                                                --------------------------------------------------------------------
                                                                  SHARES            AMOUNT              SHARES            AMOUNT
                                                                --------------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2000
 Shares sold ...........................................           279,359       $  3,251,120            179,418      $   2,045,864
 Shares issued in reinvestment of distributions ........            61,411            713,365             32,138            364,882
 Shares redeemed .......................................          (553,209)        (6,401,756)          (194,937)        (2,202,976)
                                                                -------------------------------------------------------------------
Net increase (decrease) ................................          (212,439)      $ (2,437,271)            16,619      $     207,770
Year ended February 29, 2000                                    ===================================================================
 Shares sold ...........................................         1,409,896       $ 16,934,372            698,406      $   8,181,096
 Shares issued in reinvestment of distributions ........           136,796          1,617,620             66,230            767,862
 Shares redeemed .......................................        (1,307,889)       (15,356,010)          (526,304)        (6,024,703)
                                                                -------------------------------------------------------------------
Net increase ...........................................           238,803       $  3,195,982            238,332      $   2,924,255
                                                                ===================================================================

                                                                                                         FRANKLIN OHIO INSURED
                                                                                                          TAX-FREE INCOME FUND
                                                                                                    --------------------------------
                                                                                                       SHARES             AMOUNT
                                                                                                    --------------------------------
CLASS A SHARES:
Six months ended August 31, 2000
 Shares sold ...........................................................................               1,554,559      $  18,166,907
 Shares issued in reinvestment of distributions ........................................                 760,747          8,890,606
 Shares redeemed .......................................................................              (4,540,120)       (52,957,822)
                                                                                                    --------------------------------
Net decrease ...........................................................................              (2,224,814)     $ (25,900,309)
                                                                                                    ================================
Year ended February 29, 2000
 Shares sold ...........................................................................               6,843,345      $  82,632,226
 Shares issued in reinvestment of distributions ........................................               1,661,089         19,820,266
 Shares redeemed .......................................................................             (10,850,902)      (128,389,258)
                                                                                                    --------------------------------
Net decrease ...........................................................................              (2,346,468)     $ (25,936,766)
                                                                                                    ================================
CLASS B SHARES:
Six months ended August 31, 2000
 Shares sold ...........................................................................                 100,981      $   1,181,599
 Shares issued in reinvestment of distributions ........................................                     833              9,787
                                                                                                    --------------------------------
Net increase ...........................................................................                 101,814      $   1,191,386
                                                                                                    ================================
Year ended February 29, 2000(a)
 Shares sold ...........................................................................                   6,586      $      75,434
 Shares issued in reinvestment of distributions ........................................                       1                  8
                                                                                                    --------------------------------
Net increase ...........................................................................                   6,587      $      75,442
                                                                                                    ================================
CLASS C SHARES:
Six months ended August 31, 2000
 Shares sold ...........................................................................                 192,959      $   2,264,699
 Shares issued in reinvestment of distributions ........................................                  55,109            647,566
 Shares redeemed .......................................................................                (375,403)        (4,413,125)
                                                                                                    --------------------------------
Net decrease ...........................................................................                (127,335)     $  (1,500,860)
                                                                                                    ================================
Year ended February 29, 2000
 Shares sold ...........................................................................                 931,003      $  11,267,145
 Shares issued in reinvestment of distributions ........................................                 116,996          1,402,890
 Shares redeemed .......................................................................                (944,288)       (11,257,012)
                                                                                                    --------------------------------
Net increase ...........................................................................                 103,711      $   1,413,023
                                                                                                    ================================

(a) For the period February 1, 2000 (effective date) to February 29, 2000.


FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Funds' investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

The Funds pay an investment management fee to Advisers based on the net assets of the Funds as follows:

         ANNUALIZED
          FEE RATE      MONTH-END NET ASSETS
         ---------------------------------------------------------
            .625%       First $100 million
            .500%       Over $100 million, up to and including $250 million
            .450%       In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors received (paid) net commissions from (on) sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                                                                                FRANKLIN
                                    FRANKLIN ARIZONA   FRANKLIN FLORIDA      FRANKLIN          MASSACHUSETTS
                                    INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                      INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
                                   --------------------------------------------------------------------------
Net commissions received (paid) .     $   (6,260)        $    4,634         $  (78,334)        $  (15,643)
Contingent deferred sales charges     $    7,138         $       --         $   32,189         $    8,187

                                        FRANKLIN          FRANKLIN
                                        MICHIGAN          MINNESOTA        FRANKLIN OHIO
                                    INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                      INCOME FUND        INCOME FUND        INCOME FUND
                                   --------------------------------------------------------
Net commissions received (paid) .     $  (96,115)        $  (22,840)        $  (37,023)
Contingent deferred sales charges     $   43,832         $    4,657         $   13,565

The Funds paid transfer agent fees of $1,109,919, of which $866,999 was paid to Investor Services.

Included in professional fees are legal fees of $11,590 that were paid to a law firm in which a partner of that firm was an officer of the Funds.


 4.   INCOME TAXES

At February 29, 2000, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                                                    FRANKLIN
                                       FRANKLIN ARIZONA   FRANKLIN FLORIDA       FRANKLIN         MASSACHUSETTS
                                       INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                          INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
                                       -------------------------------------------------------------------------
Capital loss carryovers expiring in:
 2003 .............................        $ 165,472         $1,100,392         $       --         $       --
 2005 .............................           17,363            167,156                 --                 --
 2007 .............................               --                 --                 --                 --
 2008 .............................          698,822            497,948          3,533,187          1,247,097
                                       -------------------------------------------------------------------------
                                           $ 881,657         $1,765,496         $3,533,187         $1,247,097
                                       =========================================================================

                                           FRANKLIN           FRANKLIN
                                           MICHIGAN           MINNESOTA       FRANKLIN OHIO
                                       INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                          INCOME FUND        INCOME FUND        INCOME FUND
                                       ------------------------------------------------------
Capital loss carryovers expiring in:
 2003 .............................       $       --         $       --         $       --
 2005 .............................               --                 --                 --
 2007 .............................          104,203                 --                 --
 2008 .............................           68,409          1,391,185          1,196,416
                                       ------------------------------------------------------
                                          $  172,612         $1,391,185         $1,196,416
                                       ======================================================

At February 29, 2000, the following funds had deferred capital losses occurring subsequent to October 31, 1999. For tax purposes, such losses will be reflected in the year ending February 28, 2001.

   FRANKLIN           FRANKLIN                                FRANKLIN           FRANKLIN           FRANKLIN
ARIZONA INSURED    FLORIDA INSURED    FRANKLIN INSURED      MASSACHUSETTS     MICHIGAN INSURED    OHIO INSURED
   TAX-FREE           TAX-FREE           TAX-FREE         INSURED TAX-FREE       TAX-FREE           TAX-FREE
  INCOME FUND        INCOME FUND        INCOME FUND          INCOME FUND        INCOME FUND       INCOME FUND
--------------------------------------------------------------------------------------------------------------
  $   165,561        $    44,406        $ 1,050,135          $   143,844        $ 1,107,270       $    96,932

FRANKLIN TAX-FREE TRUST
Notes to Financial Statements (unaudited)(continued)


4. INCOME TAXES (CONT.)

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At August 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                                                                          FRANKLIN
                              FRANKLIN ARIZONA   FRANKLIN FLORIDA      FRANKLIN         MASSACHUSETTS
                              INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
                              -------------------------------------------------------------------------
Investments at cost .......     $71,494,995        $108,177,372      $1,448,666,449      $330,669,848
                              =========================================================================
Unrealized appreciation ...     $ 1,808,271        $  2,993,161      $   48,668,701      $  8,964,498
Unrealized depreciation ...      (1,264,655)         (1,284,166)        (17,797,663)       (2,401,746)
                              -------------------------------------------------------------------------
Net unrealized appreciation     $   543,616        $  1,708,995      $   30,871,038      $  6,562,752
                              =========================================================================

                                  FRANKLIN           FRANKLIN
                                  MICHIGAN           MINNESOTA        FRANKLIN OHIO
                              INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                 INCOME FUND        INCOME FUND        INCOME FUND
                              ------------------------------------------------------
Investments at cost .......    $1,056,287,050      $482,720,046       $704,129,959
                              ======================================================
Unrealized appreciation ...    $   47,684,957      $ 11,763,637       $ 25,369,568
Unrealized depreciation ...        (7,426,811)       (7,390,609)        (6,771,162)
                              ------------------------------------------------------
Net unrealized appreciation    $   40,258,146      $  4,373,028       $ 18,598,406
                              ======================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended August 31, 2000, were as follows:

                                                                         FRANKLIN
             FRANKLIN ARIZONA   FRANKLIN FLORIDA      FRANKLIN         MASSACHUSETTS
             INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
               INCOME FUND        INCOME FUND        INCOME FUND        INCOME FUND
             -------------------------------------------------------------------------
Purchases      $21,477,636        $19,527,600        $ 69,379,260       $28,437,966
Sales ...      $24,740,270        $21,197,601        $141,627,997       $38,933,428

                FRANKLIN           FRANKLIN
                MICHIGAN           MINNESOTA        FRANKLIN OHIO
             INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
               INCOME FUND        INCOME FUND        INCOME FUND
             ------------------------------------------------------
Purchases      $ 76,098,484       $67,267,293        $60,574,673
Sales ...      $122,335,880       $81,446,612        $85,174,387